UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2021

Date of reporting period: April 30, 2021

Item 1.	Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

APRIL 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares 0-5 Year TIPS Bond ETF | STIP | NYSE Arca
•	iShares TIPS Bond ETF | TIP | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2021 reflected a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the response to the virus’s spread was well underway, and countries around the world felt the effect of economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses were imposed in many parts of the world, workers were laid off, and unemployment claims spiked, causing a global recession.

As May 2020 began, stocks had just begun to recover from the lowest point following the onset of the pandemic. This recovery continued throughout the reporting period, as businesses continued re-opening and governments learned to adapt to life with the virus. Equity prices rose through the summer, fed by strong fiscal and monetary support and improving economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns late in the reporting period, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by announcing that inflation could exceed its 2% target for a sustained period without triggering a rate increase. To stabilize credit markets, the Fed also continued purchasing significant quantities of bonds, as did other influential central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in technology, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are underweight overall on credit, global high-yield and Asian bonds present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	28.85%	45.98%

U.S. small cap equities (Russell 2000® Index)	48.06	74.91

International equities (MSCI Europe, Australasia, Far East Index)	28.84	39.88

Emerging market equities (MSCI Emerging Markets Index)	22.95	48.71

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.05	0.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.26)	(7.79)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.52)	(0.27)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.42	7.40

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.98	19.57

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2021	iShares® 0-5 Year TIPS Bond ETF

Investment Objective

The iShares 0-5 Year TIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds with remaining maturities of less than five years, as represented by the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	3.56%	6.59%	2.85%	1.57%	6.59%	15.10%	16.84%

Fund Market	3.57	6.70	2.87	1.56	6.70	15.18	16.78

Index	3.48	6.55	2.84	1.63	6.55	15.00	17.54

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,035.60	$ 0.25		$ 1,000.00	$ 1,024.50	$ 0.25		0.05%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	12.8%
1-2 Years	29.1
2-3 Years	15.4
3-4 Years	33.7
4-5 Years	6.6
5-6 Years	1.3
6-7 Years	1.1

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U.S. Treasury Inflation-Indexed Bonds, 0.63%, 04/15/23	15.7%
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/25	14.9
U.S. Treasury Inflation-Indexed Bonds, 0.63%, 01/15/24	9.6
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/22	8.3
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 10/15/24	8.2

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2021	iShares® TIPS Bond ETF

Investment Objective

The iShares TIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds, as represented by the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	1.88%	5.69%	3.92%	3.18%	5.69%	21.18%	36.80%

Fund Market	2.03	5.89	3.96	3.18	5.89	21.42	36.74

Index	2.19	6.09	4.08	3.33	6.09	22.13	38.74

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,018.80	$ 0.95		$ 1,000.00	$ 1,023.90	$ 0.95		0.19%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	5.5%
1-5 Years	42.9
5-10 Years	34.7
15-20 Years	1.7
More than 20 Years	15.2

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U.S. Treasury Inflation-Indexed Bonds, 0.50%, 04/15/24	8.1%
U.S. Treasury Inflation-Indexed Bonds, 0.63%, 01/15/26	6.9
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 01/15/30	6.6
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/25	6.2
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 01/15/23	4.6

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	iShares® 0-5 Year TIPS Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.0%
U.S. Treasury Inflation-Indexed Bonds 0.13%, 01/15/22	$211,722	$216,002,431
0.13%, 04/15/22	382,977	392,791,121
0.13%, 07/15/22(a)	267,498	277,784,108
0.13%, 01/15/23	344,094	360,491,168
0.13%, 07/15/24	336,084	365,325,081
0.13%, 10/15/24	358,468	390,485,055
0.13%, 04/15/25	648,557	707,349,617
0.13%, 10/15/25	209,660	230,390,182
0.13%, 04/15/26	51,808	56,828,526
0.13%, 07/15/26	53,799	59,451,872
0.25%, 01/15/25	124,529	136,228,797
0.38%, 07/15/27	34,588	38,869,958
0.50%, 04/15/24	252,514	274,702,282
0.63%, 07/15/21	4	3,545
0.63%, 04/15/23	698,975	743,148,614
0.63%, 01/15/24	419,553	455,957,228
0.63%, 01/15/26	22,424	25,181,769
U.S. Treasury Note/Bond 0.13%, 12/15/23	1	996
0.25%, 03/15/24(a)	36	35,941
0.25%, 10/31/25	1	978
0.38%, 11/30/25	1	983
0.38%, 12/31/25	2	1,963
0.38%, 01/31/26	2	1,960
0.50%, 02/28/26	1	985

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
0.75%, 03/31/26(a)	$2	$1,992
0.75%, 04/30/26	2,385	2,373,634
1.25%, 04/30/28	14,924	14,865,703

		4,748,276,489

Total U.S. Government Obligations — 99.0% (Cost: $4,619,343,674)		4,748,276,489

Short-Term Investments

Money Market Funds — 3.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)(d)	190,039	190,038,798

Total Short-Term Investments — 3.9% (Cost: $190,038,798)		190,038,798

Total Investments in Securities — 102.9% (Cost: $4,809,382,472)		4,938,315,287

Other Assets, Less Liabilities — (2.9)%		(140,247,897)

Net Assets — 100.0%		$4,798,067,390

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$2,220,000	$187,818,798	(a)	$—	$—	$—	$190,038,798	190,039	$40,860	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 0-5 Year TIPS Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$4,748,276,489	$—	$4,748,276,489
Money Market Funds	190,038,798	—	—	190,038,798

	$190,038,798	$4,748,276,489	$—	$4,938,315,287

See notes to financial statements.

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	iShares® TIPS Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.5%
U.S. Treasury Inflation-Indexed Bonds 0.13%, 01/15/22	$318,035	$324,464,745
0.13%, 04/15/22	1,109,150	1,137,572,535
0.13%, 07/15/22(a)	296,420	307,817,759
0.13%, 01/15/23	1,187,561	1,244,150,434
0.13%, 07/15/24	271,514	295,137,091
0.13%, 10/15/24	783,824	853,833,728
0.13%, 04/15/25	1,527,103	1,665,537,906
0.13%, 10/15/25	237,674	261,174,831
0.13%, 04/15/26	153,752	168,652,253
0.13%, 07/15/26	490,331	541,851,240
0.13%, 01/15/30	1,610,933	1,765,376,201
0.13%, 07/15/30	851,388	935,875,128
0.13%, 01/15/31	767,706	838,113,160
0.13%, 02/15/51	166,190	171,485,214
0.25%, 01/15/25	575,855	629,957,313
0.25%, 07/15/29	127,413	141,932,947
0.25%, 02/15/50	21,719	23,159,440
0.38%, 07/15/23	403,907	432,476,288
0.38%, 07/15/25	75,792	84,132,010
0.38%, 01/15/27	877,475	979,594,878
0.38%, 07/15/27	695,912	782,054,089
0.50%, 04/15/24	2,007,686	2,184,097,200
0.50%, 01/15/28	385,639	434,525,207
0.63%, 07/15/21	2,086	2,112,486
0.63%, 04/15/23	1,095,628	1,164,869,695
0.63%, 01/15/24	118,672	128,968,866
0.63%, 01/15/26	1,651,798	1,854,926,357
0.63%, 02/15/43	114,641	131,555,955
0.75%, 07/15/28	354,684	409,108,723
0.75%, 02/15/42	790,254	928,795,106
0.75%, 02/15/45	907,443	1,069,339,904
0.88%, 01/15/29	630,871	732,332,039
0.88%, 02/15/47	162,292	199,031,536
1.00%, 02/15/46	336,701	419,768,099
1.00%, 02/15/48	154,710	195,966,201
1.00%, 02/15/49	98,077	125,022,138
1.38%, 02/15/44	597,892	792,655,808
1.75%, 01/15/28	564,017	685,611,284

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.00%, 01/15/26	$213,506	$254,322,851
2.13%, 02/15/40	170,210	247,526,432
2.13%, 02/15/41	134,178	196,670,095
2.50%, 01/15/29	305,581	395,184,451
3.63%, 04/15/28	167,812	227,781,977
3.88%, 04/15/29	258,930	366,303,776
U.S. Treasury Note/Bond 0.50%, 02/28/26(a)	1,664	1,639,170
0.75%, 03/31/26(a)	880	876,562
0.75%, 01/31/28	3,199	3,092,033
1.13%, 02/29/28(a)	98	97,035
1.13%, 02/15/31(a)	10,112	9,655,380
1.25%, 03/31/28	301	300,153
1.25%, 04/30/28	79,667	79,355,801
1.88%, 02/15/41	15,001	14,276,733
1.88%, 02/15/51(a)	19,256	17,522,960

		26,857,641,203

Total U.S. Government Obligations — 99.5% (Cost: $25,758,286,029)		26,857,641,203

Short-Term Investments

Money Market Funds — 2.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)(d)	592,205	592,205,235

Total Short-Term Investments — 2.2% (Cost: $592,205,235)		592,205,235

Total Investments in Securities — 101.7% (Cost: $26,350,491,264)		27,449,846,438

Other Assets, Less Liabilities — (1.7)%		(466,729,427)

Net Assets — 100.0%		$26,983,117,011

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$237,610,000	$354,595,235	(a)	$—	$—	$—	$592,205,235	592,205	$189,623	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® TIPS Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$26,857,641,203	$—	$26,857,641,203
Money Market Funds	592,205,235	—	—	592,205,235

	$592,205,235	$26,857,641,203	$—	$27,449,846,438

See notes to financial statements.

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

April 30, 2021

	iShares 0-5 Year TIPS Bond ETF	iShares TIPS Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$4,748,276,489	$26,857,641,203
Affiliated(c)	190,038,798	592,205,235
Cash	1,819	6,932
Receivables:
Investments sold	100,228,335	79,023,208
Securities lending income — Affiliated	15,245	34,378
Capital shares sold	526,606	—
Dividends	990	5,779
Interest	1,716,465	26,689,108

Total assets	5,040,804,747	27,555,605,843

LIABILITIES
Collateral on securities loaned, at value	182,658,798	291,485,235
Payables:
Investments purchased	59,893,419	276,480,733
Capital shares redeemed	—	485,581
Investment advisory fees	185,140	4,037,283

Total liabilities	242,737,357	572,488,832

NET ASSETS	$4,798,067,390	$26,983,117,011

NET ASSETS CONSIST OF:
Paid-in capital	$4,641,304,822	$25,491,096,478
Accumulated earnings	156,762,568	1,492,020,533

NET ASSETS	$4,798,067,390	$26,983,117,011

Shares outstanding	45,150,000	212,700,000

Net asset value	$106.27	$126.86

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$156,168,030	$255,117,809
(b) Investments, at cost — Unaffiliated	$4,619,343,674	$25,758,286,029
(c) Investments, at cost — Affiliated	$190,038,798	$592,205,235

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	11

Statements of Operations (unaudited)

Six Months Ended April 30, 2021

	iShares 0-5 Year TIPS Bond ETF	iShares TIPS Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$14,504	$123,222
Interest — Unaffiliated(a)	34,093,429	226,846,652
Securities lending income — Affiliated — net	26,356	66,401

Total investment income	34,134,289	227,036,275

EXPENSES
Investment advisory fees	910,103	24,104,850
Miscellaneous	173	173

Total expenses	910,276	24,105,023

Net investment income	33,224,013	202,931,252

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	4,711,260	44,327,975
In-kind redemptions — Unaffiliated	10,605,138	343,876,145

Net realized gain	15,316,398	388,204,120

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	75,044,173	(134,686,421)

Net change in unrealized appreciation (depreciation)	75,044,173	(134,686,421)

Net realized and unrealized gain	90,360,571	253,517,699

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$123,584,584	$456,448,951

(a)	Includes net inflationary and deflationary adjustments to income. See Note 4 of the Notes to Financial Statements.

See notes to financial statements.

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares 0-5 Year TIPS Bond ETF		iShares TIPS Bond ETF
	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$33,224,013	$37,892,068	$202,931,252	$273,038,955
Net realized gain	15,316,398	15,682,308	388,204,120	584,202,731
Net change in unrealized appreciation (depreciation)	75,044,173	45,424,971	(134,686,421)	844,489,405

Net increase in net assets resulting from operations	123,584,584	98,999,347	456,448,951	1,701,731,091

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(23,122,308)	(31,164,818)	(153,740,082)	(217,015,937)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,856,376,449	429,533,086	2,724,071,147	2,035,559,335

NET ASSETS
Total increase in net assets	1,956,838,725	497,367,615	3,026,780,016	3,520,274,489
Beginning of period	2,841,228,665	2,343,861,050	23,956,336,995	20,436,062,506

End of period	$4,798,067,390	$2,841,228,665	$26,983,117,011	$23,956,336,995

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	13

Financial Highlights

(For a share outstanding throughout each period)

		iShares 0-5 Year TIPS Bond ETF
	Six Months Ended 04/30/21 (unaudited)		Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of period	$103.32		$100.17	$98.21	$100.52	$101.05	$99.23

Net investment income(a)	0.99		1.62	2.05	2.61	1.50	0.60
Net realized and unrealized gain (loss)(b)	2.67		2.85	2.02	(2.22)	(0.92)	1.93

Net increase from investment operations	3.66		4.47	4.07	0.39	0.58	2.53

Distributions(c)
From net investment income		(0.71)	(1.32)	(2.11)	(2.70)	(1.11)	(0.56)
Return of capital	—		—	—	—	—	(0.15)

Total distributions		(0.71)	(1.32)	(2.11)	(2.70)	(1.11)	(0.71)

Net asset value, end of period	$106.27		$103.32	$100.17	$98.21	$100.52	$101.05

Total Return
Based on net asset value	3.56	%(d)	4.49%	4.17%	0.39%	0.58%	2.56%

Ratios to Average Net Assets
Total expenses	0.05	%(e)	0.06%	0.06%	0.06%	0.09%	0.17%

Total expenses after fees waived	0.05	%(e)	0.06%	0.06%	0.06%	0.09%	0.10%

Net investment income	1.90	%(e)	1.59%	2.07%	2.62%	1.49%	0.60%

Supplemental Data
Net assets, end of period (000)	$4,798,067		$2,841,229	$2,343,861	$2,199,887	$1,326,873	$788,179

Portfolio turnover rate(f)	24	%(d)	72%	58%	40%	27%	42%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares TIPS Bond ETF
Six Months Ended 04/30/21 (unaudited)			Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of period	$125.29		$116.11	$108.83	$113.73	$115.74	$110.80

Net investment income(a)	0.98		1.56	2.11	3.14	2.14	1.38
Net realized and unrealized gain (loss)(b)	1.36		8.87	7.41	(4.63)	(2.41)	4.99

Net increase (decrease) from investment operations	2.34		10.43	9.52	(1.49)	(0.27)	6.37

Distributions(c)
From net investment income	(0.77)		(1.25)	(2.24)	(3.41)	(1.74)	(1.43)

Total distributions	(0.77)		(1.25)	(2.24)	(3.41)	(1.74)	(1.43)

Net asset value, end of period	$126.86		$125.29	$116.11	$108.83	$113.73	$115.74

Total Return
Based on net asset value	1.88	%(d)	9.02%	8.80%	(1.36)%	(0.23)%	5.75%

Ratios to Average Net Assets
Total expenses	0.19	%(e)	0.19%	0.19%	0.19%	0.20%	0.20%

Net investment income	1.57	%(e)	1.29%	1.87%	2.80%	1.88%	1.21%

Supplemental Data
Net assets, end of period (000)	$26,983,117		$23,956,337	$20,436,063	$22,223,190	$23,633,497	$19,722,002

Portfolio turnover rate(f)	25	%(d)	53%	17%	21%	32%	24%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	15

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

0-5 Year TIPS Bond	Diversified
TIPS Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Inflation-Indexed Bonds: Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the statement of operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
0-5 Year TIPS Bond
BofA Securities, Inc.	$332,094	$332,094		$—	$—
Deutsche Bank Securities Inc.	155,778,740	155,778,740		—	—
JPMorgan Securities LLC	57,196	57,196		—	—

	$156,168,030	$156,168,030		$—	$—

TIPS Bond
Citigroup Global Markets Inc.	$17,861,943	$17,861,943		$—	$—
Deutsche Bank Securities Inc.	211,800,558	211,800,558		—	—
Goldman Sachs & Co.	25,123,967	25,123,967		—	—
JPMorgan Securities LLC	331,341	331,341		—	—

	$255,117,809	$255,117,809		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares 0-5 Year TIPS Bond ETF, BFA is entitled to an annual investment advisory fee of 0.05%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to December 17, 2020, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.06%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to the iShares TIPS Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.2000%
Over $121 billion, up to and including $181 billion	0.1900
Over $181 billion, up to and including $231 billion	0.1805
Over $231 billion, up to and including $281 billion	0.1715
Over $281 billion	0.1630

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended April 30, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
0-5 Year TIPS Bond	$11,295
TIPS Bond	28,027

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
0-5 Year TIPS Bond	$165,412,167	$498,276,918	$2,050,180
TIPS Bond	222,336,718	230,270,194	462,293

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6. PURCHASES AND SALES

For the six months ended April 30, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities
iShares ETF	Purchases	Sales
0-5 Year TIPS Bond	$1,056,720,214	$814,554,629
TIPS Bond	6,890,281,304	6,234,517,132

For the six months ended April 30, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
0-5 Year TIPS Bond	$1,901,727,622	$234,503,998
TIPS Bond	6,447,925,851	3,776,554,904

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Notes to Financial Statements (unaudited) (continued)

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
0-5 Year TIPS Bond	$5,855,465
TIPS Bond	100,559,932

As of April 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
0-5 Year TIPS Bond	$4,809,621,556	$128,935,314	$(241,583)	$128,693,731
TIPS Bond	26,359,906,954	1,125,649,746	(35,710,262)	1,089,939,484

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

LIBORTransition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/21		Year Ended 10/31/20
iShares ETF	Shares	Amount	Shares	Amount

0-5 Year TIPS Bond
Shares sold	20,000,000	$2,102,138,701	10,750,000	$1,098,627,053
Shares redeemed	(2,350,000)	(245,762,252)	(6,650,000)	(669,093,967)

Net increase	17,650,000	$1,856,376,449	4,100,000	$429,533,086

TIPS Bond
Shares sold	52,400,000	$6,617,214,097	81,000,000	$9,911,228,592
Shares redeemed	(30,900,000)	(3,893,142,950)	(65,800,000)	(7,875,669,257)

Net increase	21,500,000	$2,724,071,147	15,200,000	$2,035,559,335

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares 0-5 Year TIPS Bond ETF and iShares TIPS Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

0-5 Year TIPS Bond(a)	$0.708180	$—	$0.003107	$0.711287	100%	—%	0	%(b)	100%
TIPS Bond(a)	0.772201	—	0.001731	0.773932	100	—	0	(b)	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

S U P P L E M E N T A L I N F O R M A T I O N	23

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com     |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1001-0421

APRIL 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares 1-3 Year International Treasury Bond ETF | ISHG | NASDAQ
•	iShares International Treasury Bond ETF | IGOV | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2021 reflected a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the response to the virus’s spread was well underway, and countries around the world felt the effect of economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses were imposed in many parts of the world, workers were laid off, and unemployment claims spiked, causing a global recession.

As May 2020 began, stocks had just begun to recover from the lowest point following the onset of the pandemic. This recovery continued throughout the reporting period, as businesses continued re-opening and governments learned to adapt to life with the virus. Equity prices rose through the summer, fed by strong fiscal and monetary support and improving economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns late in the reporting period, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by announcing that inflation could exceed its 2% target for a sustained period without triggering a rate increase. To stabilize credit markets, the Fed also continued purchasing significant quantities of bonds, as did other influential central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in technology, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are underweight overall on credit, global high-yield and Asian bonds present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	28.85%	45.98%

U.S. small cap equities (Russell 2000® Index)	48.06	74.91

International equities (MSCI Europe, Australasia, Far East Index)	28.84	39.88

Emerging market equities (MSCI Emerging Markets Index)	22.95	48.71

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.05	0.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.26)	(7.79)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.52)	(0.27)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.42	7.40

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.98	19.57

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2021	iShares® 1-3 Year International Treasury Bond ETF

Investment Objective

The iShares 1-3 Year International Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. developed market government bonds with remaining maturities between one and three years, as represented by the FTSE World Government Bond Index – Developed Markets 1-3 Years Capped Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	2.53%	7.43%	0.43%	(1.94)%	7.43%	2.19%	(17.82)%

Fund Market	2.42	7.51	0.43	(1.99)	7.51	2.14	(18.18)

Index	2.72	7.83	0.55	(1.69)	7.83	2.79	(15.63)

Index performance through August 31, 2020 reflects the performance of the S&P International Sovereign Ex-U.S. 1-3 Year Bond Index. Index performance beginning on September 1, 2020 reflects the performance of the FTSE World Government Bond Index – Developed Markets 1-3 Years Capped Select Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,025.30	$1.76		$1,000.00	$1,023.10	$1.76		0.35%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	32.8%
Aa	23.7
A	24.2
Baa	13.8
Not Rated	5.5

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Japan	15.8%
Italy	9.2
Germany	8.4
France	8.3
United Kingdom	5.3
Canada	4.7
Israel	4.6
Spain	4.6
Netherlands	4.6
Australia	4.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2021	iShares® International Treasury Bond ETF

Investment Objective

The iShares International Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. developed market government bonds, as represented by the FTSE World Government Bond Index - Developed Markets Capped Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(0.25)%	5.72%	1.71%	0.77%	5.72%	8.83%	7.98%

Fund Market	(0.28)	5.75	1.65	0.71	5.75	8.50	7.31

Index	(0.07)	6.13	2.08	1.16	6.13	10.84	12.19

Index performance through August 31, 2020 reflects the performance of the S&P International Sovereign Ex-U.S. Bond Index. Index performance beginning on September 1, 2020 reflects the performance of the FTSE World Government Bond Index – Developed Markets Capped Select Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$997.50	$1.73		$1,000.00	$1,023.10	$1.76		0.35%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	32.1%
Aa	24.6
A	25.0
Baa	12.0
Not Rated	6.3

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Japan	16.0%
France	8.0
Italy	7.4
Germany	5.8
United Kingdom	5.0
Spain	4.7
Singapore	4.7
Israel	4.7
Ireland	4.6
Canada	4.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	iShares® 1-3 Year International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations

Australia — 4.5%
Australia Government Bond 2.25%, 11/21/22	AUD	1,175	$938,043
2.75%, 04/21/24(a)	AUD	480	399,760
5.50%, 04/21/23(a)	AUD	813	694,608
5.75%, 07/15/22(a)	AUD	750	618,692

			2,651,103

Austria — 4.5%
Republic of Austria Government Bond 0.00%, 09/20/22(b)(c)	EUR	210	255,048
0.00%, 04/20/23(b)(c)	EUR	350	426,596
0.00%, 07/15/23(b)(c)	EUR	470	573,537
1.75%, 10/20/23(b)	EUR	540	688,405
3.40%, 11/22/22(b)	EUR	550	703,669

			2,647,255

Belgium — 4.5%
Kingdom of Belgium Government Bond 0.20%, 10/22/23(b)	EUR	540	663,313
2.25%, 06/22/23(a)	EUR	690	882,287
4.25%, 09/28/22(b)	EUR	845	1,087,759

			2,633,359

Canada — 4.7%
Canadian Government Bond 0.25%, 08/01/22	CAD	120	97,587
0.25%, 11/01/22	CAD	100	81,299
0.25%, 02/01/23	CAD	50	40,640
0.25%, 04/01/24	CAD	330	266,374
1.00%, 09/01/22	CAD	755	618,600
1.50%, 06/01/23	CAD	440	366,632
1.75%, 03/01/23	CAD	400	333,855
2.00%, 09/01/23	CAD	350	295,400
2.25%, 03/01/24	CAD	150	126,850
2.75%, 06/01/22	CAD	415	346,664
Canadian When Issued Government Bond, 0.25%, 05/01/23	CAD	170	138,037

			2,711,938

Denmark — 3.3%
Denmark Government Bond 0.25%, 11/15/22(b)	DKK	6,363	1,043,290
1.50%, 11/15/23	DKK	5,220	889,512

			1,932,802

Finland — 3.9%
Finland Government Bond 0.00%, 09/15/23(b)(c)	EUR	540	660,127
1.50%, 04/15/23(b)	EUR	400	502,004
1.63%, 09/15/22(b)	EUR	467	579,894
2.00%, 04/15/24(b)	EUR	400	519,377

			2,261,402

France — 8.3%
French Republic Government Bond OAT
0.00%, 05/25/22(a)(c)	EUR	685	830,128
0.00%, 02/25/23(a)(c)	EUR	475	578,609
0.00%, 03/25/23(a)(c)	EUR	370	450,929
0.00%, 02/25/24(a)(c)	EUR	79	96,650
0.00%, 02/25/24(c)	EUR	130	159,045
0.00%, 03/25/24(a)(c)	EUR	530	649,052
1.75%, 05/25/23(a)	EUR	620	783,300
4.25%, 10/25/23(a)	EUR	750	1,013,178

Security		Par (000)	Value

France (continued)
8.50%, 04/25/23(a)	EUR	185	$263,257

			4,824,148

Germany — 8.4%
Bundesobligation 0.00%, 10/07/22(a)(c)	EUR	220	267,405
0.00%, 04/14/23(a)(c)	EUR	300	366,124
0.00%, 10/13/23(a)(c)	EUR	190	232,731
0.00%, 04/05/24(a)(c)	EUR	350	429,849
Bundesrepublik Deutschland Bundesanleihe 1.50%, 09/04/22(a)	EUR	420	520,460
1.50%, 02/15/23(a)	EUR	350	438,027
1.50%, 05/15/23(a)	EUR	270	339,727
1.75%, 07/04/22(a)	EUR	350	433,397
1.75%, 02/15/24(a)	EUR	355	456,815
2.00%, 08/15/23(a)	EUR	310	396,505
6.25%, 01/04/24(a)	EUR	150	214,486
Bundesschatzanweisungen 0.00%, 06/10/22(a)(c)	EUR	220	266,782
0.00%, 09/16/22(a)(c)	EUR	250	303,701
0.00%, 12/15/22(a)(c)	EUR	110	133,867
0.00%, 03/10/23(a)(c)	EUR	70	85,350

			4,885,226

Ireland — 3.8%
Ireland Government Bond 0.00%, 10/18/22(a)(c)	EUR	434	526,780
3.40%, 03/18/24(a)	EUR	690	925,147
3.90%, 03/20/23(a)	EUR	594	775,551

			2,227,478

Israel — 4.6%
Israel Government Bond - Fixed 0.15%, 07/31/23	ILS	700	215,582
0.75%, 07/31/22	ILS	845	262,787
1.25%, 11/30/22	ILS	1,325	415,865
1.50%, 11/30/23	ILS	1,736	552,812
3.75%, 03/31/24	ILS	1,710	580,437
4.25%, 03/31/23	ILS	1,945	646,629

			2,674,112

Italy — 9.1%
Italy Buoni Poliennali Del Tesoro 0.00%, 01/15/24(a)(c)	EUR	190	229,843
0.00%, 04/15/24(a)(c)	EUR	210	253,795
0.05%, 01/15/23(b)	EUR	200	242,296
0.30%, 08/15/23(b)	EUR	170	207,165
0.60%, 06/15/23(a)	EUR	250	306,607
0.65%, 10/15/23(a)	EUR	400	492,036
0.95%, 03/15/23(a)	EUR	100	123,148
1.00%, 07/15/22(a)	EUR	475	581,271
1.35%, 04/15/22(a)	EUR	180	220,286
1.45%, 09/15/22(a)	EUR	475	585,749
4.50%, 05/01/23(a)	EUR	550	725,551
4.50%, 03/01/24(a)	EUR	310	422,368
4.75%, 08/01/23(b)	EUR	320	428,778
5.50%, 11/01/22(a)	EUR	175	228,936
9.00%, 11/01/23(a)	EUR	180	266,563

			5,314,392

Japan — 15.6%
Japan Government Five Year Bond 0.10%, 06/20/22	JPY	85,000	779,600
0.10%, 09/20/22	JPY	195,000	1,789,512

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 1-3 Year International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
0.10%, 12/20/22	JPY	90,000	$826,390
0.10%, 03/20/23	JPY	130,000	1,194,340
0.10%, 06/20/23	JPY	69,800	641,645
0.10%, 09/20/23	JPY	20,000	184,004
0.10%, 12/20/23	JPY	28,000	257,765
0.10%, 03/20/24	JPY	58,750	541,179
Japan Government Ten Year Bond 0.60%, 03/20/23	JPY	10,000	92,730
0.60%, 12/20/23	JPY	60,000	559,583
0.60%, 03/20/24	JPY	8,650	80,820
0.80%, 06/20/23	JPY	10,000	93,289
0.80%, 09/20/23	JPY	30,000	280,585
Japan Government Twenty Year Bond 1.80%, 06/20/23	JPY	11,600	110,475
1.90%, 09/20/23	JPY	12,000	115,085
1.90%, 12/20/23	JPY	13,000	125,283
Japan Government Two Year Bond 0.01%, 04/01/23	JPY	22,800	209,148
0.10%, 06/01/22	JPY	18,800	172,409
0.10%, 07/01/22	JPY	34,900	320,152
0.10%, 11/01/22	JPY	19,650	180,401
0.10%, 12/01/22	JPY	29,000	266,292
0.10%, 01/01/23	JPY	5,000	45,922
0.10%, 02/01/23	JPY	27,150	249,403

			9,116,012

Netherlands — 4.5%
Netherlands Government Bond 0.00%, 01/15/24(b)(c)	EUR	500	612,794
1.75%, 07/15/23(b)	EUR	600	761,355
2.25%, 07/15/22(b)	EUR	485	604,336
3.75%, 01/15/23(b)	EUR	150	194,330
7.50%, 01/15/23(b)	EUR	350	480,653

			2,653,468

Norway — 2.7%
Norway Government Bond 2.00%, 05/24/23(b)	NOK	7,698	955,092
3.00%, 03/14/24(b)	NOK	4,970	637,387

			1,592,479

Singapore — 3.2%
Singapore Government Bond 1.75%, 02/01/23	SGD	690	530,570
2.00%, 02/01/24	SGD	262	204,633
2.75%, 07/01/23	SGD	800	630,162

Security		Par (000)	Value

Singapore (continued)
3.13%, 09/01/22	SGD	635	$494,612

			1,859,977

Spain — 4.6%
Spain Government Bond
0.00%, 04/30/23(c)	EUR	620	753,610
0.35%, 07/30/23	EUR	300	368,043
0.40%, 04/30/22	EUR	404	490,792
0.45%, 10/31/22	EUR	100	122,165
4.40%, 10/31/23(b)	EUR	260	351,389
4.80%, 01/31/24(b)	EUR	224	308,697
5.40%, 01/31/23(b)	EUR	200	265,659

			2,660,355

Sweden — 3.7%
Sweden Government Bond
1.50%, 11/13/23(b)	SEK	8,270	1,022,465
3.50%, 06/01/22	SEK	9,195	1,132,391

			2,154,856

United Kingdom — 5.2%
United Kingdom Gilt
0.13%, 01/31/23(a)	GBP	400	554,208
0.13%, 01/31/24(a)	GBP	279	385,556
0.50%, 07/22/22(a)	GBP	305	424,653
0.75%, 07/22/23(a)	GBP	300	421,346
1.00%, 04/22/24(a)	GBP	250	354,618
1.75%, 09/07/22(a)	GBP	404	572,168
2.25%, 09/07/23(a)	GBP	240	349,006

			3,061,555

Total Foreign Government Obligations — 99.1% (Cost: $55,520,887)			57,861,917

Total Investments in Securities — 99.1% (Cost: $55,520,887)			57,861,917

Other Assets, Less Liabilities — 0.9%			520,036

Net Assets — 100.0%			$58,381,953

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$10,000	$—	$(10,000	)(b)	$—	$—	$—	—	$1	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 1-3 Year International Treasury Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Foreign Government Obligations	$—	$57,861,917	$—	$57,861,917

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) April 30, 2021	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations

Australia — 4.6%
Australia Government Bond 0.25%, 11/21/24(a)	AUD	2,550	$1,966,025
0.25%, 11/21/25(a)	AUD	1,800	1,367,065
1.00%, 12/21/30(a)	AUD	4,983	3,625,331
1.00%, 11/21/31(a)	AUD	3,975	2,845,699
1.25%, 05/21/32	AUD	1,900	1,386,729
1.50%, 06/21/31(a)	AUD	3,006	2,276,799
1.75%, 06/21/51(a)	AUD	1,693	1,057,165
2.25%, 11/21/22	AUD	2,194	1,751,547
2.25%, 05/21/28(a)	AUD	1,054	871,821
2.50%, 05/21/30(a)	AUD	4,289	3,576,756
2.75%, 04/21/24(a)	AUD	1,050	874,474
2.75%, 11/21/27(a)	AUD	2,609	2,225,198
2.75%, 11/21/28(a)	AUD	2,920	2,491,982
2.75%, 11/21/29(a)	AUD	3,422	2,913,736
2.75%, 06/21/35(a)	AUD	1,152	964,869
2.75%, 05/21/41(a)	AUD	955	769,824
3.00%, 03/21/47(a)	AUD	1,822	1,507,217
3.25%, 04/21/25(a)	AUD	4,528	3,880,123
3.25%, 04/21/29(a)	AUD	3,057	2,696,176
3.25%, 06/21/39(a)	AUD	2,219	1,940,632
3.75%, 04/21/37(a)	AUD	1,171	1,093,443
4.25%, 04/21/26(a)	AUD	4,214	3,817,164
4.50%, 04/21/33(a)	AUD	2,055	2,043,711
4.75%, 04/21/27(a)	AUD	3,096	2,917,350
5.50%, 04/21/23(a)	AUD	3,385	2,892,063
5.75%, 07/15/22(a)	AUD	2,292	1,890,723

			55,643,622

Austria — 4.6%
Republic of Austria Government Bond 0.00%, 09/20/22(b)(c)	EUR	1,207	1,465,918
0.00%, 04/20/23(b)(c)	EUR	1,100	1,340,732
0.00%, 07/15/23(b)(c)	EUR	1,730	2,111,105
0.00%, 07/15/24(b)(c)	EUR	1,450	1,778,081
0.00%, 04/20/25(b)(c)	EUR	1,236	1,518,249
0.00%, 02/20/30(b)(c)	EUR	1,838	2,224,974
0.00%, 02/20/31(b)(c)	EUR	1,000	1,200,068
0.00%, 10/20/40(b)(c)	EUR	487	533,429
0.50%, 04/20/27(b)	EUR	2,250	2,852,644
0.50%, 02/20/29(b)	EUR	2,041	2,586,437
0.75%, 10/20/26(b)	EUR	2,294	2,939,110
0.75%, 02/20/28(b)	EUR	1,682	2,167,539
0.75%, 03/20/51(b)	EUR	884	1,091,082
0.85%, 06/30/2120(b)	EUR	550	593,232
1.20%, 10/20/25(b)	EUR	2,001	2,593,799
1.50%, 02/20/47(b)	EUR	1,312	1,923,928
1.50%, 11/02/86(b)	EUR	393	616,677
1.65%, 10/21/24(b)	EUR	1,815	2,355,755
1.75%, 10/20/23(b)	EUR	2,074	2,643,985
2.10%, 09/20/2117(b)	EUR	1,080	2,102,138
2.40%, 05/23/34(b)	EUR	1,560	2,413,137
3.15%, 06/20/44(b)	EUR	1,232	2,343,861
3.40%, 11/22/22(b)	EUR	1,871	2,393,754
3.80%, 01/26/62(b)	EUR	691	1,720,798
4.15%, 03/15/37(b)	EUR	2,521	4,852,763
4.85%, 03/15/26(b)	EUR	1,440	2,190,415
6.25%, 07/15/27	EUR	1,736	2,954,867

			55,508,477

Security		Par (000)	Value

Belgium — 4.6%
Kingdom of Belgium Government Bond 0.00%, 10/22/27(b)(c)	EUR	835	$1,023,668
0.00%, 10/22/31(a)(c)	EUR	650	770,576
0.10%, 06/22/30(a)	EUR	1,938	2,355,127
0.20%, 10/22/23(b)	EUR	1,201	1,475,257
0.40%, 06/22/40(b)	EUR	718	824,656
0.50%, 10/22/24(b)	EUR	1,325	1,654,848
0.65%, 06/22/71(b)	EUR	500	490,368
0.80%, 06/22/25(b)	EUR	2,067	2,625,357
0.80%, 06/22/27(b)	EUR	1,682	2,165,109
0.80%, 06/22/28(b)	EUR	1,554	2,007,247
0.90%, 06/22/29(b)	EUR	1,764	2,298,904
1.00%, 06/22/26(b)	EUR	1,610	2,081,732
1.00%, 06/22/31(b)	EUR	1,774	2,332,224
1.45%, 06/22/37(b)	EUR	737	1,017,086
1.60%, 06/22/47(b)	EUR	1,218	1,715,158
1.70%, 06/22/50(b)	EUR	835	1,204,619
1.90%, 06/22/38(b)	EUR	950	1,396,576
2.15%, 06/22/66(b)	EUR	784	1,299,818
2.25%, 06/22/23(a)	EUR	1,230	1,572,771
2.25%, 06/22/57(b)	EUR	634	1,052,160
2.60%, 06/22/24(b)	EUR	1,580	2,094,486
3.00%, 06/22/34(b)	EUR	875	1,418,618
3.75%, 06/22/45(a)	EUR	1,066	2,117,748
4.00%, 03/28/32(a)	EUR	819	1,399,601
4.25%, 09/28/22(b)	EUR	2,249	2,894,624
4.25%, 03/28/41(b)	EUR	1,825	3,670,278
4.50%, 03/28/26(b)	EUR	1,180	1,770,349
5.00%, 03/28/35(b)	EUR	2,088	4,101,503
5.50%, 03/28/28	EUR	2,034	3,435,354
Series 86, 1.25%, 04/22/33(a)	EUR	925	1,249,586

			55,515,408

Canada — 4.6%
Canadian Government Bond 0.25%, 08/01/22	CAD	1,620	1,317,425
0.25%, 11/01/22	CAD	3,500	2,845,464
0.25%, 02/01/23	CAD	300	243,841
0.25%, 03/01/26	CAD	1,600	1,258,826
0.50%, 09/01/25	CAD	6,645	5,329,828
0.50%, 12/01/30	CAD	2,668	1,966,972
1.00%, 09/01/22	CAD	3,780	3,104,443
1.00%, 06/01/27	CAD	1,738	1,404,782
1.25%, 03/01/25	CAD	500	415,591
1.25%, 06/01/30	CAD	5,840	4,651,777
1.50%, 05/01/22	CAD	1,100	904,733
1.50%, 06/01/23	CAD	2,533	2,110,634
1.50%, 09/01/24	CAD	1,400	1,173,897
1.50%, 06/01/26	CAD	110	91,868
1.75%, 03/01/23	CAD	4,772	3,982,886
2.00%, 09/01/23	CAD	3,310	2,793,643
2.00%, 06/01/28	CAD	364	311,282
2.00%, 12/01/51	CAD	4,258	3,398,785
2.25%, 03/01/24	CAD	1,600	1,353,068
2.25%, 06/01/25	CAD	2,200	1,899,507
2.25%, 06/01/29	CAD	1,930	1,677,964
2.50%, 06/01/24	CAD	2,675	2,308,259
2.75%, 06/01/22	CAD	2,188	1,827,715
2.75%, 12/01/48	CAD	2,172	2,022,827
2.75%, 12/01/64	CAD	650	620,734
3.50%, 12/01/45	CAD	1,160	1,210,749

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
4.00%, 06/01/41	CAD	1,390	$1,516,300
5.00%, 06/01/37	CAD	551	644,928
5.75%, 06/01/29	CAD	1,230	1,335,523
5.75%, 06/01/33	CAD	1,752	2,045,220

			55,769,471

Denmark — 4.5%
Denmark Government Bond 0.00%, 11/15/31(b)(c)	DKK	10,528	1,686,501
0.25%, 11/15/22(b)	DKK	34,437	5,646,360
0.25%, 11/15/52(b)	DKK	16,683	2,478,503
0.50%, 11/15/27	DKK	37,040	6,279,409
0.50%, 11/15/29(b)	DKK	56,712	9,618,452
1.50%, 11/15/23	DKK	34,211	5,829,695
1.75%, 11/15/25	DKK	31,995	5,687,747
4.50%, 11/15/39	DKK	63,422	18,014,329

			55,240,996

Finland — 4.6%
Finland Government Bond 0.00%, 09/15/23(b)(c)	EUR	2,545	3,111,157
0.00%, 09/15/24(b)(c)	EUR	1,607	1,974,125
0.00%, 09/15/30(b)(c)	EUR	2,415	2,913,863
0.13%, 04/15/36(b)	EUR	1,605	1,880,260
0.13%, 04/15/52(b)	EUR	1,482	1,542,081
0.25%, 09/15/40(b)	EUR	1,645	1,908,248
0.50%, 04/15/26(b)	EUR	2,952	3,727,602
0.50%, 09/15/27(b)	EUR	3,166	4,019,704
0.50%, 09/15/28(b)	EUR	2,109	2,677,915
0.50%, 09/15/29(b)	EUR	2,400	3,039,845
0.75%, 04/15/31(b)	EUR	1,843	2,383,090
0.88%, 09/15/25(b)	EUR	1,963	2,509,663
1.13%, 04/15/34(b)	EUR	2,002	2,693,978
1.38%, 04/15/47(b)	EUR	1,773	2,588,182
1.50%, 04/15/23(b)	EUR	2,388	2,996,962
1.63%, 09/15/22(b)	EUR	2,080	2,582,826
2.00%, 04/15/24(b)	EUR	2,237	2,904,616
2.63%, 07/04/42(b)	EUR	1,951	3,392,243
2.75%, 07/04/28(b)	EUR	1,986	2,916,806
4.00%, 07/04/25(b)	EUR	2,738	3,930,385

			55,693,551

France — 7.9%
French Republic Government Bond OAT
0.00%, 05/25/22(a)(c)	EUR	1,550	1,878,391
0.00%, 02/25/23(a)(c)	EUR	500	609,062
0.00%, 03/25/23(a)(c)	EUR	1,860	2,266,832
0.00%, 02/25/24(a)(c)	EUR	300	367,026
0.00%, 03/25/24(a)(c)	EUR	1,865	2,283,926
0.00%, 03/25/25(a)(c)	EUR	2,019	2,479,324
0.00%, 02/25/26(a)(c)	EUR	1,659	2,037,645
0.00%, 11/25/29(a)(c)	EUR	2,307	2,782,720
0.00%, 11/25/30(a)(c)	EUR	2,079	2,485,681
0.25%, 11/25/26(a)	EUR	1,964	2,443,702
0.50%, 05/25/25(a)	EUR	1,253	1,570,505
0.50%, 05/25/26(a)	EUR	1,696	2,136,581
0.50%, 05/25/29(a)	EUR	1,871	2,359,294
0.50%, 05/25/40(b)	EUR	600	703,428
0.50%, 05/25/72(b)	EUR	238	218,947
0.75%, 05/25/28(a)	EUR	2,031	2,608,971
0.75%, 11/25/28(a)	EUR	1,675	2,152,671
0.75%, 05/25/52(b)	EUR	1,149	1,310,135

Security		Par (000)	Value

France (continued)
1.00%, 11/25/25(a)	EUR	1,800	$2,312,884
1.00%, 05/25/27(a)	EUR	1,630	2,119,561
1.25%, 05/25/34(a)	EUR	1,576	2,120,298
1.25%, 05/25/36(b)	EUR	1,703	2,290,749
1.50%, 05/25/31(a)	EUR	2,437	3,346,719
1.50%, 05/25/50(b)	EUR	1,377	1,911,416
1.75%, 05/25/23(a)	EUR	1,744	2,203,348
1.75%, 11/25/24(a)	EUR	1,770	2,307,588
1.75%, 06/25/39(b)	EUR	1,310	1,904,358
1.75%, 05/25/66(b)	EUR	707	1,065,135
2.00%, 05/25/48(b)	EUR	1,269	1,954,745
2.25%, 10/25/22(a)	EUR	1,813	2,276,471
2.25%, 05/25/24(a)	EUR	1,646	2,155,030
2.50%, 05/25/30(a)	EUR	2,044	3,017,885
2.75%, 10/25/27(a)	EUR	2,754	3,972,286
3.25%, 05/25/45(a)	EUR	1,494	2,789,977
3.50%, 04/25/26(a)	EUR	1,774	2,558,559
4.00%, 10/25/38(a)	EUR	1,177	2,244,258
4.00%, 04/25/55(b)	EUR	833	1,888,377
4.00%, 04/25/60(a)	EUR	727	1,721,298
4.25%, 10/25/23(a)	EUR	2,004	2,707,212
4.50%, 04/25/41(a)	EUR	1,754	3,658,957
4.75%, 04/25/35(a)	EUR	1,357	2,620,551
5.50%, 04/25/29(a)	EUR	1,620	2,831,236
5.75%, 10/25/32(a)	EUR	1,518	2,989,460
6.00%, 10/25/25(a)	EUR	1,523	2,372,953
8.50%, 04/25/23(a)	EUR	485	689,674

			96,725,826

Germany — 5.8%
Bundesobligation 0.00%, 10/07/22(a)(c)	EUR	705	856,911
0.00%, 04/14/23(a)(c)	EUR	1,658	2,023,443
0.00%, 10/13/23(a)(c)	EUR	650	796,187
0.00%, 04/05/24(a)(c)	EUR	1,300	1,596,583
0.00%, 10/18/24(a)(c)	EUR	800	985,247
0.00%, 04/11/25(a)(c)	EUR	1,300	1,604,955
0.00%, 10/10/25(a)(c)	EUR	750	927,669
0.00%, 04/10/26(a)(c)	EUR	500	619,325
Series G, 0.00%, 10/10/25(a)(c)	EUR	364	450,833
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26(a)(c)	EUR	1,354	1,678,925
0.00%, 11/15/27(a)(c)	EUR	1,170	1,451,558
0.00%, 08/15/29(a)(c)	EUR	1,287	1,591,989
0.00%, 02/15/30(a)(c)	EUR	1,125	1,388,592
0.00%, 08/15/30(a)(c)	EUR	1,180	1,452,800
0.00%, 02/15/31(a)(c)	EUR	950	1,166,093
0.00%, 05/15/35(a)(c)	EUR	1,050	1,257,771
0.00%, 08/15/50(a)(c)	EUR	961	1,040,333
0.25%, 02/15/27(a)	EUR	1,500	1,888,455
0.25%, 08/15/28(a)	EUR	1,000	1,263,159
0.25%, 02/15/29(a)	EUR	1,136	1,434,634
0.50%, 02/15/25(a)	EUR	1,054	1,325,165
0.50%, 02/15/26(a)	EUR	1,476	1,871,939
0.50%, 08/15/27(a)	EUR	1,375	1,760,215
0.50%, 02/15/28(a)	EUR	1,125	1,442,993
1.00%, 08/15/24(a)	EUR	1,273	1,618,376
1.00%, 08/15/25(a)	EUR	960	1,237,826
1.25%, 08/15/48(a)	EUR	1,156	1,731,266
1.50%, 09/04/22(a)	EUR	1,455	1,803,023
1.50%, 02/15/23(a)	EUR	800	1,001,205

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
1.50%, 05/15/23(a)	EUR	791	$995,274
1.50%, 05/15/24(a)	EUR	755	970,117
1.75%, 07/04/22(a)	EUR	1,028	1,272,948
1.75%, 02/15/24(a)	EUR	1,139	1,465,667
2.00%, 08/15/23(a)	EUR	1,252	1,601,370
2.50%, 07/04/44(a)	EUR	1,305	2,382,577
2.50%, 08/15/46(a)	EUR	1,376	2,559,828
3.25%, 07/04/42(a)	EUR	860	1,701,420
4.00%, 01/04/37(a)	EUR	1,253	2,446,946
4.25%, 07/04/39(a)	EUR	804	1,696,659
4.75%, 07/04/28(a)	EUR	564	936,486
4.75%, 07/04/34(a)	EUR	1,404	2,779,806
4.75%, 07/04/40(a)	EUR	968	2,194,068
5.50%, 01/04/31(a)	EUR	867	1,636,650
5.63%, 01/04/28(a)	EUR	746	1,270,458
6.25%, 01/04/24(a)	EUR	785	1,122,479
6.25%, 01/04/30(a)	EUR	525	1,000,214
6.50%, 07/04/27(a)	EUR	600	1,040,950
Series G, 0.00%, 08/15/30(a)(c)	EUR	300	371,078
Bundesschatzanweisungen, 0.00% 09/16/22(a)(c)	EUR	1,450	1,761,464

			70,473,929

Ireland — 4.6%
Ireland Government Bond 0.00%, 10/18/22(a)(c)	EUR	1,685	2,045,218
0.00%, 10/18/31(a)(c)	EUR	1,854	2,188,770
0.20%, 05/15/27(a)	EUR	2,390	2,959,941
0.20%, 10/18/30(a)	EUR	863	1,049,372
0.40%, 05/15/35(a)	EUR	1,650	1,982,098
0.55%, 04/22/41(a)	EUR	1,077	1,261,098
0.90%, 05/15/28(a)	EUR	2,400	3,106,381
1.00%, 05/15/26(a)	EUR	3,390	4,367,732
1.10%, 05/15/29(a)	EUR	3,005	3,952,029
1.30%, 05/15/33(a)	EUR	1,017	1,370,564
1.35%, 03/18/31(a)	EUR	3,295	4,450,039
1.50%, 05/15/50(a)	EUR	1,934	2,684,588
1.70%, 05/15/37(a)	EUR	1,901	2,709,264
2.00%, 02/18/45(a)	EUR	2,812	4,319,707
2.40%, 05/15/30(a)	EUR	3,852	5,629,362
3.40%, 03/18/24(a)	EUR	2,410	3,231,309
3.90%, 03/20/23(a)	EUR	2,761	3,604,561
5.40%, 03/13/25	EUR	3,369	4,982,608

			55,894,641

Israel — 4.6%
Israel Government Bond - Fixed 0.15%, 07/31/23	ILS	8,500	2,617,785
0.50%, 04/30/25	ILS	9,500	2,940,706
0.75%, 07/31/22	ILS	7,400	2,301,326
1.00%, 03/31/30	ILS	11,350	3,461,755
1.25%, 11/30/22	ILS	8,000	2,510,886
1.50%, 11/30/23	ILS	10,550	3,359,542
1.50%, 05/31/37	ILS	9,000	2,651,680
1.75%, 08/31/25	ILS	11,300	3,679,860
2.00%, 03/31/27	ILS	11,300	3,753,183
2.25%, 09/28/28	ILS	12,800	4,330,962
3.75%, 03/31/24	ILS	11,625	3,945,953
3.75%, 03/31/47	ILS	14,500	5,783,335
4.25%, 03/31/23	ILS	15,875	5,277,753
5.50%, 01/31/42	ILS	10,775	5,319,770

Security		Par (000)	Value

Israel (continued)
6.25%, 10/30/26	ILS	10,600	$4,268,513

			56,203,009

Italy — 7.3%
Italy Buoni Poliennali Del Tesoro 0.00%, 01/15/24(a)(c)	EUR	550	665,335
0.05%, 01/15/23(b)	EUR	689	834,712
0.25%, 03/15/28(b)	EUR	400	473,284
0.30%, 08/15/23(b)	EUR	300	365,585
0.35%, 02/01/25(a)	EUR	841	1,026,289
0.50%, 02/01/26(a)	EUR	800	979,552
0.60%, 06/15/23(a)	EUR	800	981,144
0.60%, 08/01/31(b)	EUR	522	609,286
0.65%, 10/15/23(a)	EUR	766	942,248
0.85%, 01/15/27(b)	EUR	1,625	2,016,009
0.90%, 08/01/22(a)	EUR	1,100	1,344,831
0.90%, 04/01/31(a)	EUR	200	241,456
0.95%, 03/01/23(a)	EUR	585	720,461
0.95%, 03/15/23(a)	EUR	655	806,620
0.95%, 09/15/27(b)	EUR	650	808,434
0.95%, 08/01/30(a)	EUR	660	805,936
0.95%, 03/01/37(b)	EUR	630	713,275
1.00%, 07/15/22(a)	EUR	687	840,701
1.25%, 12/01/26(a)	EUR	757	960,516
1.35%, 04/01/30(a)	EUR	947	1,198,354
1.45%, 09/15/22(a)	EUR	690	850,877
1.45%, 11/15/24(a)	EUR	700	887,770
1.45%, 05/15/25(a)	EUR	872	1,109,504
1.45%, 03/01/36(b)	EUR	545	669,445
1.50%, 06/01/25(a)	EUR	735	937,415
1.50%, 04/30/45(b)	EUR	344	396,184
1.60%, 06/01/26(a)	EUR	728	938,211
1.65%, 12/01/30(b)	EUR	1,100	1,423,716
1.65%, 03/01/32(b)	EUR	1,830	2,357,691
1.70%, 09/01/51(b)	EUR	362	414,019
1.75%, 07/01/24(a)	EUR	697	888,691
1.80%, 03/01/41(b)	EUR	600	744,208
1.85%, 05/15/24(a)	EUR	810	1,033,808
1.85%, 07/01/25(b)	EUR	700	905,441
2.00%, 12/01/25(a)	EUR	864	1,129,674
2.00%, 02/01/28(a)	EUR	1,196	1,585,409
2.05%, 08/01/27(a)	EUR	866	1,149,026
2.10%, 07/15/26(a)	EUR	675	891,610
2.15%, 03/01/72(b)	EUR	206	236,593
2.20%, 06/01/27(a)	EUR	1,540	2,059,477
2.25%, 09/01/36(b)	EUR	725	984,007
2.45%, 10/01/23(a)	EUR	779	998,493
2.45%, 09/01/33(b)	EUR	820	1,137,598
2.45%, 09/01/50(b)	EUR	920	1,245,248
2.50%, 12/01/24(a)	EUR	1,635	2,147,370
2.50%, 11/15/25(a)	EUR	750	1,000,805
2.70%, 03/01/47(b)	EUR	636	904,177
2.80%, 12/01/28(a)	EUR	825	1,156,258
2.80%, 03/01/67(b)	EUR	462	646,042
2.95%, 09/01/38(b)	EUR	743	1,097,920
3.00%, 08/01/29(a)	EUR	882	1,260,065
3.10%, 03/01/40(b)	EUR	556	838,151
3.25%, 09/01/46(b)	EUR	855	1,331,802
3.35%, 03/01/35(b)	EUR	578	881,858
3.45%, 03/01/48(b)	EUR	712	1,148,691
3.50%, 03/01/30(b)	EUR	1,064	1,581,393

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy (continued)
3.75%, 09/01/24(a)	EUR	936	$1,270,591
3.85%, 09/01/49(b)	EUR	512	884,390
4.00%, 02/01/37(b)	EUR	1,138	1,874,404
4.50%, 05/01/23(a)	EUR	897	1,183,307
4.50%, 03/01/24(a)	EUR	1,147	1,562,762
4.50%, 03/01/26(b)	EUR	840	1,222,938
4.75%, 08/01/23(b)	EUR	1,370	1,835,705
4.75%, 09/01/28(b)	EUR	1,105	1,728,231
4.75%, 09/01/44(b)	EUR	861	1,638,105
5.00%, 03/01/25(b)	EUR	1,031	1,478,719
5.00%, 08/01/34(b)	EUR	1,146	2,022,784
5.00%, 08/01/39(b)	EUR	1,004	1,886,707
5.00%, 09/01/40(b)	EUR	897	1,697,345
5.25%, 11/01/29(a)	EUR	1,319	2,186,201
5.50%, 09/01/22(a)	EUR	938	1,216,424
5.50%, 11/01/22(a)	EUR	857	1,121,132
5.75%, 02/01/33(a)	EUR	1,022	1,869,630
6.00%, 05/01/31(a)	EUR	1,385	2,486,703
6.50%, 11/01/27(a)	EUR	1,109	1,851,536
7.25%, 11/01/26(a)	EUR	533	885,599
9.00%, 11/01/23(a)	EUR	622	921,583

			89,127,471

Japan — 15.9%
Japan Government Five Year Bond 0.00%, 03/20/26(c)	JPY	80,950	744,121
0.10%, 06/20/22	JPY	80,000	733,741
0.10%, 09/20/22	JPY	83,200	763,525
0.10%, 12/20/22	JPY	68,000	624,383
0.10%, 03/20/23	JPY	203,200	1,866,845
0.10%, 06/20/23	JPY	9,000	82,734
0.10%, 09/20/23	JPY	84,000	772,818
0.10%, 12/20/23	JPY	208,550	1,919,889
0.10%, 03/20/24	JPY	77,350	712,514
0.10%, 06/20/24	JPY	23,700	218,440
0.10%, 09/20/24	JPY	22,950	211,565
0.10%, 12/20/24	JPY	80,000	737,833
0.10%, 03/20/25	JPY	220,000	2,030,731
0.10%, 06/20/25	JPY	104,950	969,116
0.10%, 09/20/25	JPY	153,000	1,413,135
0.10%, 12/20/25	JPY	130,000	1,200,381
Japan Government Forty Year Bond 0.40%, 03/20/56	JPY	103,750	868,878
0.50%, 03/20/59	JPY	126,050	1,082,562
0.50%, 03/20/60	JPY	144,150	1,236,600
0.80%, 03/20/58	JPY	93,000	883,383
0.90%, 03/20/57	JPY	107,700	1,055,037
1.40%, 03/20/55	JPY	54,400	606,744
1.70%, 03/20/54	JPY	57,950	689,642
1.90%, 03/20/53	JPY	69,050	852,788
2.00%, 03/20/52	JPY	78,650	984,548
2.20%, 03/20/49	JPY	59,100	758,370
2.20%, 03/20/50	JPY	56,150	723,326
2.20%, 03/20/51	JPY	125,900	1,629,587
2.40%, 03/20/48	JPY	36,900	487,949
Japan Government Ten Year Bond 0.10%, 03/20/26	JPY	42,600	393,403
0.10%, 06/20/26	JPY	45,000	415,607
0.10%, 03/20/27	JPY	86,200	796,592
0.10%, 06/20/27	JPY	55,050	508,718
0.10%, 09/20/27	JPY	56,250	519,437

Security		Par (000)	Value

Japan (continued)
0.10%, 12/20/27	JPY	56,000	$517,410
0.10%, 03/20/28	JPY	55,150	509,476
0.10%, 06/20/28	JPY	72,900	673,257
0.10%, 03/20/29	JPY	93,100	858,465
0.10%, 06/20/29	JPY	8,350	76,946
0.10%, 09/20/29	JPY	178,600	1,644,613
0.10%, 12/20/29	JPY	126,000	1,159,366
0.10%, 03/20/30	JPY	212,850	1,956,845
0.10%, 06/20/30	JPY	115,050	1,056,959
0.10%, 09/20/30	JPY	150,000	1,375,875
0.10%, 12/20/30	JPY	303,000	2,777,354
0.10%, 03/20/31	JPY	107,900	988,301
0.30%, 12/20/24	JPY	48,550	451,006
0.30%, 12/20/25	JPY	51,550	480,383
0.40%, 03/20/25	JPY	48,200	450,065
0.40%, 06/20/25	JPY	112,650	1,053,039
0.40%, 09/20/25	JPY	47,950	448,665
0.50%, 09/20/24	JPY	81,900	765,157
0.50%, 12/20/24	JPY	43,850	410,266
0.60%, 03/20/23	JPY	256,600	2,379,463
0.60%, 09/20/23	JPY	30,250	281,605
0.60%, 12/20/23	JPY	207,000	1,930,561
0.60%, 03/20/24	JPY	79,700	744,669
0.60%, 06/20/24	JPY	83,050	777,382
0.70%, 12/20/22	JPY	94,050	871,983
0.80%, 06/20/22	JPY	115,700	1,069,504
0.80%, 09/20/22	JPY	55,450	513,754
0.80%, 12/20/22	JPY	121,850	1,131,548
0.80%, 06/20/23	JPY	50,100	467,380
0.80%, 09/20/23	JPY	101,800	952,117
0.90%, 06/20/22	JPY	101,100	935,581
Japan Government Thirty Year Bond 0.30%, 06/20/46	JPY	58,450	501,524
0.40%, 09/20/49	JPY	104,500	896,938
0.40%, 12/20/49	JPY	136,500	1,169,650
0.40%, 03/20/50	JPY	130,000	1,112,014
0.50%, 09/20/46	JPY	65,000	584,331
0.50%, 03/20/49	JPY	105,050	931,750
0.60%, 12/20/46	JPY	77,350	711,842
0.60%, 06/20/50	JPY	104,100	939,914
0.60%, 09/20/50	JPY	125,000	1,127,110
0.70%, 12/20/48	JPY	101,450	947,089
0.70%, 12/20/50	JPY	114,050	1,055,452
0.80%, 03/20/46	JPY	69,700	672,750
0.80%, 03/20/47	JPY	58,650	564,586
0.80%, 06/20/47	JPY	70,900	682,023
0.80%, 09/20/47	JPY	59,550	572,417
0.80%, 12/20/47	JPY	80,000	768,411
0.80%, 03/20/48	JPY	109,000	1,046,103
0.90%, 09/20/48	JPY	92,350	906,890
1.10%, 03/20/33	JPY	29,000	294,383
1.40%, 09/20/45	JPY	37,500	409,404
1.40%, 12/20/45	JPY	47,650	520,421
1.50%, 12/20/44	JPY	55,050	610,891
1.50%, 03/20/45	JPY	75,000	832,736
1.60%, 06/20/45	JPY	28,400	321,454
1.70%, 06/20/33	JPY	32,550	352,349
1.70%, 12/20/43	JPY	112,400	1,287,358
1.70%, 03/20/44	JPY	96,950	1,111,433
1.70%, 06/20/44	JPY	46,450	533,033

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
1.70%, 09/20/44	JPY	64,150	$736,829
1.80%, 11/22/32	JPY	26,000	282,557
1.80%, 03/20/43	JPY	17,500	202,997
1.80%, 09/20/43	JPY	88,300	1,026,681
1.90%, 09/20/42	JPY	120,150	1,411,769
1.90%, 06/20/43	JPY	90,150	1,064,604
2.00%, 12/20/33	JPY	39,750	445,358
2.00%, 09/20/40	JPY	121,600	1,432,389
2.00%, 09/20/41	JPY	229,350	2,718,691
2.00%, 03/20/42	JPY	154,550	1,837,831
2.10%, 09/20/33	JPY	40,550	457,767
2.20%, 09/20/39	JPY	108,400	1,304,410
2.20%, 03/20/41	JPY	132,750	1,614,812
2.30%, 05/20/32	JPY	24,800	280,624
2.30%, 03/20/35	JPY	47,600	557,278
2.30%, 06/20/35	JPY	45,550	534,582
2.30%, 12/20/35	JPY	45,650	539,005
2.30%, 12/20/36	JPY	43,100	513,659
2.30%, 03/20/39	JPY	131,050	1,591,639
2.30%, 03/20/40	JPY	158,950	1,944,307
2.40%, 11/20/31	JPY	22,600	256,259
2.40%, 03/20/34	JPY	43,200	505,559
2.40%, 12/20/34	JPY	42,600	502,704
2.40%, 03/20/37	JPY	109,150	1,318,907
2.40%, 09/20/38	JPY	141,200	1,729,640
2.50%, 06/20/34	JPY	54,500	646,022
2.50%, 09/20/34	JPY	39,700	471,958
2.50%, 09/20/35	JPY	36,550	439,871
2.50%, 03/20/36	JPY	52,000	629,842
2.50%, 06/20/36	JPY	68,500	830,705
2.50%, 09/20/36	JPY	36,900	448,688
2.50%, 09/20/37	JPY	85,800	1,055,621
Japan Government Twenty Year Bond 0.20%, 06/20/36	JPY	115,000	1,038,077
0.30%, 06/20/39	JPY	180,000	1,616,254
0.30%, 09/20/39	JPY	142,850	1,280,560
0.30%, 12/20/39	JPY	148,350	1,325,385
0.40%, 03/20/36	JPY	52,000	484,368
0.40%, 03/20/39	JPY	165,100	1,509,969
0.40%, 03/20/40	JPY	118,600	1,078,516
0.40%, 06/20/40	JPY	166,600	1,512,775
0.40%, 09/20/40	JPY	180,000	1,631,898
0.50%, 09/20/36	JPY	68,650	646,467
0.50%, 03/20/38	JPY	116,550	1,091,873
0.50%, 06/20/38	JPY	20,000	186,884
0.50%, 12/20/38	JPY	140,200	1,307,302
0.50%, 12/20/40	JPY	80,000	738,660
0.60%, 12/20/36	JPY	100,000	956,040
0.60%, 06/20/37	JPY	90,550	863,342
0.60%, 09/20/37	JPY	140,000	1,333,884
0.60%, 12/20/37	JPY	89,350	850,740
0.70%, 03/20/37	JPY	48,500	469,403
0.70%, 09/20/38	JPY	48,850	471,334
0.80%, 06/20/23	JPY	51,950	484,639
1.00%, 03/20/23	JPY	64,500	602,537
1.00%, 12/20/35	JPY	110,000	1,110,889
1.20%, 12/20/34	JPY	90,550	935,646
1.20%, 03/20/35	JPY	19,250	199,030
1.20%, 09/20/35	JPY	78,850	816,215
1.30%, 06/20/35	JPY	97,300	1,018,799

Security		Par (000)	Value

Japan (continued)
1.40%, 12/20/22	JPY	27,000	$253,146
1.40%, 09/20/34	JPY	120,000	1,267,627
1.50%, 06/20/32	JPY	50,900	535,711
1.50%, 03/20/33	JPY	59,400	628,302
1.50%, 03/20/34	JPY	98,350	1,047,789
1.50%, 06/20/34	JPY	126,000	1,344,242
1.60%, 06/20/30	JPY	73,200	763,683
1.60%, 03/20/32	JPY	46,700	495,190
1.60%, 06/20/32	JPY	50,100	532,319
1.60%, 03/20/33	JPY	89,100	951,949
1.60%, 12/20/33	JPY	107,850	1,159,626
1.70%, 12/20/22	JPY	36,000	339,135
1.70%, 09/20/31	JPY	50,400	536,978
1.70%, 12/20/31	JPY	66,600	711,198
1.70%, 03/20/32	JPY	45,450	486,397
1.70%, 06/20/32	JPY	40,750	437,064
1.70%, 12/20/32	JPY	102,050	1,099,102
1.70%, 06/20/33	JPY	28,100	304,178
1.70%, 09/20/33	JPY	92,600	1,004,287
1.80%, 06/20/23	JPY	43,000	409,520
1.80%, 06/20/30	JPY	18,100	191,840
1.80%, 09/20/30	JPY	48,850	519,315
1.80%, 06/20/31	JPY	45,800	491,031
1.80%, 09/20/31	JPY	88,950	956,059
1.80%, 12/20/31	JPY	80,100	863,062
1.80%, 03/20/32	JPY	101,700	1,098,366
1.80%, 12/20/32	JPY	55,950	608,445
1.90%, 06/20/22	JPY	31,000	290,065
1.90%, 09/20/22	JPY	25,900	243,558
1.90%, 09/20/23	JPY	33,000	316,484
1.90%, 12/20/23	JPY	35,000	337,301
1.90%, 03/20/24	JPY	24,250	234,824
1.90%, 03/20/25	JPY	31,500	310,827
1.90%, 06/20/25	JPY	40,200	398,484
1.90%, 12/20/28	JPY	63,050	660,951
1.90%, 03/20/29	JPY	60,350	634,706
1.90%, 09/20/30	JPY	66,200	709,404
1.90%, 03/20/31	JPY	55,950	602,635
1.90%, 06/20/31	JPY	50,000	540,652
2.00%, 06/20/22	JPY	153,750	1,440,219
2.00%, 12/20/24	JPY	53,100	523,339
2.00%, 03/20/25	JPY	50	495
2.00%, 09/20/25	JPY	32,650	326,378
2.00%, 12/20/25	JPY	56,050	562,556
2.00%, 03/20/27	JPY	38,350	393,706
2.00%, 06/20/30	JPY	51,700	556,551
2.00%, 12/20/30	JPY	110,550	1,196,859
2.00%, 03/20/31	JPY	57,550	625,023
2.10%, 03/20/24	JPY	7,300	71,075
2.10%, 09/20/24	JPY	70,600	694,613
2.10%, 03/20/25	JPY	29,900	297,167
2.10%, 09/20/25	JPY	28,850	289,553
2.10%, 12/20/25	JPY	30,000	302,377
2.10%, 03/20/26	JPY	44,600	451,586
2.10%, 12/20/26	JPY	83,350	856,445
2.10%, 03/20/27	JPY	58,400	602,689
2.10%, 06/20/27	JPY	37,500	388,720
2.10%, 09/20/27	JPY	31,300	325,660
2.10%, 12/20/27	JPY	60,000	627,336
2.10%, 06/20/28	JPY	35,450	373,706

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
2.10%, 09/20/28	JPY	66,750	$706,394
2.10%, 12/20/28	JPY	35,000	371,790
2.10%, 03/20/29	JPY	70,500	751,607
2.10%, 06/20/29	JPY	75,700	810,001
2.10%, 09/20/29	JPY	88,500	950,323
2.10%, 12/20/29	JPY	87,950	947,660
2.10%, 03/20/30	JPY	100,200	1,083,192
2.10%, 12/20/30	JPY	80,000	873,102
2.20%, 03/20/24	JPY	38,950	380,253
2.20%, 03/20/26	JPY	42,700	434,258
2.20%, 06/20/26	JPY	17,050	174,325
2.20%, 09/20/26	JPY	66,000	678,024
2.20%, 09/20/27	JPY	49,750	520,530
2.20%, 03/20/28	JPY	81,400	859,740
2.20%, 09/20/28	JPY	55,600	592,156
2.20%, 06/20/29	JPY	39,450	425,052
2.20%, 12/20/29	JPY	82,800	898,684
2.20%, 03/20/30	JPY	64,000	697,035
2.20%, 03/20/31	JPY	70,600	779,393
2.30%, 03/20/26	JPY	36,000	367,730
2.30%, 06/20/26	JPY	49,300	506,382
2.30%, 09/20/26	JPY	26,900	277,675
2.30%, 06/20/27	JPY	40,000	419,132
2.30%, 06/20/28	JPY	57,950	618,467
2.40%, 06/20/24	JPY	55,800	550,960
2.40%, 03/20/28	JPY	36,500	390,111
2.40%, 06/20/28	JPY	53,000	569,101
Japan Government Two Year Bond 0.10%, 05/01/22	JPY	10,000	91,689
0.10%, 06/01/22	JPY	60,000	550,240
0.10%, 07/01/22	JPY	61,650	565,541
0.10%, 08/01/22	JPY	65,000	596,391
0.10%, 11/01/22	JPY	300,000	2,754,220
0.10%, 01/01/23	JPY	130,000	1,193,959

			193,169,866

Netherlands — 4.5%
Netherlands Government Bond 0.00%, 01/15/24(b)(c)	EUR	1,202	1,473,157
0.00%, 01/15/27(b)(c)	EUR	2,211	2,726,544
0.00%, 07/15/30(b)(c)	EUR	2,253	2,744,707
0.00%, 07/15/31(b)(c)	EUR	100	120,994
0.00%, 01/15/38(b)(c)	EUR	1,001	1,155,116
0.00%, 01/15/52(b)(c)	EUR	1,170	1,235,770
0.25%, 07/15/25(b)	EUR	2,582	3,217,061
0.25%, 07/15/29(b)	EUR	2,004	2,505,293
0.50%, 07/15/26(b)	EUR	2,222	2,813,400
0.50%, 01/15/40(b)	EUR	1,235	1,552,999
0.75%, 07/15/27(b)	EUR	2,115	2,729,606
0.75%, 07/15/28(b)	EUR	1,850	2,398,288
1.75%, 07/15/23(b)	EUR	2,935	3,724,296
2.00%, 07/15/24(b)	EUR	2,508	3,277,462
2.25%, 07/15/22(b)	EUR	1,153	1,436,699
2.50%, 01/15/33(b)	EUR	2,192	3,410,495
2.75%, 01/15/47(b)	EUR	2,193	4,207,789
3.75%, 01/15/23(b)	EUR	627	811,557
3.75%, 01/15/42(b)	EUR	2,266	4,652,279
4.00%, 01/15/37(b)	EUR	2,240	4,316,500
5.50%, 01/15/28(b)	EUR	1,556	2,617,674

Security		Par (000)	Value

Netherlands (continued)
7.50%, 01/15/23(b)	EUR	1,179	$1,619,114

			54,746,800

Norway — 2.9%
Norway Government Bond 1.25%, 09/17/31(b)	NOK	18,349	2,154,299
1.38%, 08/19/30(b)	NOK	32,494	3,886,514
1.50%, 02/19/26(b)	NOK	34,644	4,265,805
1.75%, 03/13/25(b)	NOK	30,025	3,735,688
1.75%, 02/17/27(b)	NOK	17,659	2,199,245
1.75%, 09/06/29(b)	NOK	27,663	3,429,490
2.00%, 05/24/23(b)	NOK	44,985	5,581,298
2.00%, 04/26/28(b)	NOK	26,254	3,319,591
3.00%, 03/14/24(b)	NOK	50,494	6,475,694

			35,047,624

Singapore — 4.6%
Singapore Government Bond 0.50%, 11/01/25	SGD	3,430	2,547,904
1.75%, 02/01/23	SGD	6,280	4,828,954
1.88%, 03/01/50	SGD	4,189	3,095,401
2.00%, 02/01/24	SGD	1,316	1,027,853
2.13%, 06/01/26	SGD	3,000	2,385,230
2.25%, 08/01/36	SGD	3,500	2,735,967
2.38%, 06/01/25	SGD	2,950	2,365,743
2.38%, 07/01/39	SGD	2,406	1,921,292
2.63%, 05/01/28	SGD	3,590	2,930,421
2.75%, 07/01/23	SGD	4,400	3,465,893
2.75%, 04/01/42	SGD	2,664	2,256,030
2.75%, 03/01/46	SGD	4,025	3,449,296
2.88%, 07/01/29	SGD	3,367	2,802,071
2.88%, 09/01/30	SGD	6,582	5,497,088
3.00%, 09/01/24	SGD	4,060	3,289,412
3.13%, 09/01/22	SGD	6,515	5,074,638
3.38%, 09/01/33	SGD	3,900	3,430,997
3.50%, 03/01/27	SGD	3,950	3,359,341

			56,463,531

Spain — 4.6%
Spain Government Bond 0.00%, 04/30/23(c)	EUR	1,377	1,673,744
0.00%, 01/31/25(c)	EUR	943	1,148,737
0.00%, 01/31/26(c)	EUR	600	728,918
0.10%, 04/30/31(b)	EUR	590	683,430
0.25%, 07/30/24(b)	EUR	750	921,574
0.35%, 07/30/23	EUR	1,213	1,488,120
0.40%, 04/30/22	EUR	650	789,640
0.45%, 10/31/22	EUR	750	916,238
0.50%, 04/30/30(b)	EUR	1,010	1,231,607
0.60%, 10/31/29(b)	EUR	864	1,067,052
0.80%, 07/30/27(b)	EUR	890	1,124,115
0.85%, 07/30/37(b)	EUR	268	315,721
1.00%, 10/31/50(b)	EUR	640	688,165
1.20%, 10/31/40(b)	EUR	779	946,462
1.25%, 10/31/30(b)	EUR	1,100	1,425,479
1.30%, 10/31/26(b)	EUR	1,055	1,370,209
1.40%, 04/30/28(b)	EUR	933	1,225,100
1.40%, 07/30/28(b)	EUR	941	1,236,791
1.45%, 10/31/27(b)	EUR	597	784,202
1.45%, 04/30/29(b)	EUR	1,643	2,168,952
1.45%, 10/31/71(b)	EUR	240	251,449
1.50%, 04/30/27(b)	EUR	864	1,136,767

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Spain (continued)
1.60%, 04/30/25(b)	EUR	924	$1,197,597
1.85%, 07/30/35(b)	EUR	794	1,086,582
1.95%, 04/30/26(b)	EUR	915	1,219,275
1.95%, 07/30/30(b)	EUR	965	1,327,571
2.15%, 10/31/25(b)	EUR	935	1,247,479
2.35%, 07/30/33(b)	EUR	914	1,316,649
2.70%, 10/31/48(b)	EUR	716	1,123,217
2.75%, 10/31/24(b)	EUR	1,214	1,620,702
2.90%, 10/31/46(b)	EUR	726	1,171,079
3.45%, 07/30/66(b)	EUR	740	1,358,758
3.80%, 04/30/24(b)	EUR	978	1,326,838
4.20%, 01/31/37(b)	EUR	1,042	1,863,427
4.40%, 10/31/23(b)	EUR	933	1,260,944
4.65%, 07/30/25(b)	EUR	1,263	1,840,927
4.70%, 07/30/41(b)	EUR	887	1,755,247
4.80%, 01/31/24(b)	EUR	697	960,544
4.90%, 07/30/40(b)	EUR	816	1,636,485
5.15%, 10/31/28(b)	EUR	880	1,452,508
5.15%, 10/31/44(b)	EUR	650	1,404,580
5.40%, 01/31/23(b)	EUR	859	1,141,007
5.75%, 07/30/32	EUR	1,091	2,057,186
5.90%, 07/30/26(b)	EUR	1,244	1,973,519
6.00%, 01/31/29	EUR	1,151	2,004,054

			56,668,647

Sweden — 4.0%
Sweden Government Bond
0.13%, 05/12/31(b)	SEK	24,500	2,820,770
0.75%, 05/12/28	SEK	36,735	4,519,286
0.75%, 11/12/29(b)	SEK	41,495	5,093,152
1.00%, 11/12/26(a)	SEK	50,530	6,302,573
1.50%, 11/13/23(b)	SEK	74,820	9,250,400
2.25%, 06/01/32(a)	SEK	21,280	2,995,143
2.50%, 05/12/25	SEK	46,260	6,058,237
3.50%, 06/01/22	SEK	57,535	7,085,601
3.50%, 03/30/39	SEK	28,120	4,851,874

			48,977,036

United Kingdom — 4.9%
United Kingdom Gilt
0.13%, 01/31/23(a)	GBP	500	692,760
0.13%, 01/31/24(a)	GBP	1,000	1,381,920
0.13%, 01/30/26(a)	GBP	1,300	1,777,237
0.13%, 01/31/28(a)	GBP	600	803,482
0.25%, 07/31/31(a)	GBP	600	773,576
0.38%, 10/22/30(a)	GBP	900	1,190,395
0.50%, 07/22/22(a)	GBP	1,150	1,601,150
0.50%, 10/22/61(a)	GBP	436	464,097
0.63%, 06/07/25(a)	GBP	600	842,610
0.63%, 07/31/35(a)	GBP	500	641,047
0.63%, 10/22/50(a)	GBP	1,130	1,291,999
0.75%, 07/22/23(a)	GBP	500	702,244
0.88%, 10/22/29(a)	GBP	547	763,862
0.88%, 01/31/46(a)	GBP	438	546,336
1.00%, 04/22/24(a)	GBP	925	1,312,087
1.25%, 07/22/27(a)	GBP	1,248	1,803,084
1.25%, 10/22/41(a)	GBP	900	1,233,884
1.50%, 07/22/26(a)	GBP	314	459,021

Security		Par/ Shares (000)	Value

United Kingdom (continued)
1.50%, 07/22/47(a)	GBP	805	$1,154,576
1.63%, 10/22/28(a)	GBP	431	638,812
1.63%, 10/22/54(a)	GBP	510	764,235
1.63%, 10/22/71(a)	GBP	267	440,542
1.75%, 09/07/22(a)	GBP	1,000	1,416,257
1.75%, 09/07/37(a)	GBP	1,121	1,673,764
1.75%, 01/22/49(a)	GBP	465	705,494
1.75%, 07/22/57(a)	GBP	836	1,319,532
2.00%, 09/07/25(a)	GBP	498	740,530
2.25%, 09/07/23(a)	GBP	938	1,364,033
2.50%, 07/22/65(a)	GBP	681	1,358,057
2.75%, 09/07/24(a)	GBP	810	1,217,037
3.25%, 01/22/44(a)	GBP	873	1,668,186
3.50%, 01/22/45(a)	GBP	968	1,933,839
3.50%, 07/22/68(a)	GBP	687	1,747,044
3.75%, 07/22/52(a)	GBP	554	1,243,759
4.00%, 01/22/60(a)	GBP	617	1,578,243
4.25%, 12/07/27(a)	GBP	524	899,058
4.25%, 06/07/32(a)	GBP	890	1,656,459
4.25%, 03/07/36(a)	GBP	775	1,528,419
4.25%, 09/07/39(a)	GBP	618	1,280,655
4.25%, 12/07/40(a)	GBP	949	1,996,792
4.25%, 12/07/46(a)	GBP	693	1,566,085
4.25%, 12/07/49(a)	GBP	501	1,177,765
4.25%, 12/07/55(a)	GBP	698	1,768,142
4.50%, 09/07/34(a)	GBP	582	1,146,718
4.50%, 12/07/42(a)	GBP	748	1,660,229
4.75%, 12/07/30(a)	GBP	896	1,686,354
4.75%, 12/07/38(a)	GBP	750	1,623,455
5.00%, 03/07/25(a)	GBP	981	1,604,316
6.00%, 12/07/28(a)	GBP	505	970,315

			59,809,493

Total Foreign Government Obligations — 99.1% (Cost: $1,178,510,262)			1,206,679,398

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)		1,410	1,410,000

Total Short-Term Investments — 0.1% (Cost: $1,410,000)			1,410,000

Total Investments in Securities — 99.2% (Cost: $1,179,920,262)			1,208,089,398

Other Assets, Less Liabilities — 0.8%			9,416,256

Net Assets — 100.0%			$1,217,505,654

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® International Treasury Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$540,000	$870,000	(a)	$—	$—	$—	$1,410,000	1,410	$151	$(1)

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Foreign Government Obligations	$—	$1,206,679,398	$—	$1,206,679,398
Money Market Funds	1,410,000	—	—	1,410,000

	$1,410,000	$1,206,679,398	$—	$1,208,089,398

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Statements of Assets and Liabilities  (unaudited)

April 30, 2021

	iShares 1-3 Year International Treasury Bond ETF	iShares International Treasury Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$57,861,917	$1,206,679,398
Affiliated(b)	—	1,410,000
Cash	1,405	3,791
Foreign currency, at value(c)	273,893	3,970,075
Receivables:
Investments sold	3,781,063	16,396,951
Dividends	—	30
Interest	367,199	7,762,615

Total assets	62,285,477	1,236,222,860

LIABILITIES
Payables:
Investments purchased	3,886,831	18,368,819
Investment advisory fees	16,693	348,387

Total liabilities	3,903,524	18,717,206

NET ASSETS	$58,381,953	$1,217,505,654

NET ASSETS CONSIST OF:
Paid-in capital	$63,705,073	$1,190,750,416
Accumulated earnings (loss)	(5,323,120)	26,755,238

NET ASSETS	$58,381,953	$1,217,505,654

Shares outstanding	700,000	23,050,000

Net asset value	$83.40	$52.82

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — Unaffiliated	$55,520,887	$1,178,510,262
(b) Investments, at cost — Affiliated	$—	$1,410,000
(c) Foreign currency, at cost	$271,892	$3,932,672

See notes to financial statements.

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended April 30, 2021

	iShares 1-3 Year International Treasury Bond ETF	iShares International Treasury Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$1	$151
Interest — Unaffiliated	(67,897)	2,923,420
Foreign taxes withheld	(1,817)	(10)

Total investment income	(69,713)	2,923,561

EXPENSES
Investment advisory fees	101,566	2,026,637
Miscellaneous	173	173

Total expenses	101,739	2,026,810

Net investment income (loss)	(171,452)	896,751

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	789,213	1,936,781
In-kind redemptions — Unaffiliated	—	2,412,493
Capital gain distributions from underlying funds — Affiliated	—	(1)
Foreign currency transactions	24,859	427,430

Net realized gain	814,072	4,776,703

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	797,806	(11,470,427)
Foreign currency translations	4,944	125,662

Net change in unrealized appreciation (depreciation)	802,750	(11,344,765)

Net realized and unrealized gain (loss)	1,616,822	(6,568,062)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,445,370	$(5,671,311)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	19

Statements of Changes in Net Assets

	iShares 1-3 Year International Treasury Bond ETF		iShares International Treasury Bond ETF
	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(171,452)	$(106,359)	$896,751	$3,687,499
Net realized gain (loss)	814,072	(813,683)	4,776,703	7,875,158
Net change in unrealized appreciation (depreciation)	802,750	2,288,464	(11,344,765)	26,041,283

Net increase (decrease) in net assets resulting from operations	1,445,370	1,368,422	(5,671,311)	37,603,940

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	—	—	—	(2,097,161)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	(11,521,633)	140,247,936	143,965,013

NET ASSETS
Total increase (decrease) in net assets	1,445,370	(10,153,211)	134,576,625	179,471,792
Beginning of period	56,936,583	67,089,794	1,082,929,029	903,457,237

End of period	$58,381,953	$56,936,583	$1,217,505,654	$1,082,929,029

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares 1-3 Year International Treasury Bond ETF
	Six Months Ended 04/30/21 (unaudited)		Year Ended 10/31/20	Year Ended 10/31/19		Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of period	$81.34		$78.93	$80.16		$82.78	$80.72	$78.95

Net investment income (loss)(a)	(0.24)		(0.14)	(0.00	)(b)	(0.06)	(0.04)	0.00 (b)
Net realized and unrealized gain (loss)(c)	2.30		2.55	0.20		(2.17)	2.10	1.77

Net increase (decrease) from investment operations	2.06		2.41	0.20		(2.23)	2.06	1.77

Distributions(d)
From net investment income	—		—	(1.43)		(0.39)	—	—

Total distributions	—		—	(1.43)		(0.39)	—	—

Net asset value, end of period	$83.40		$81.34	$78.93		$80.16	$82.78	$80.72

Total Return
Based on net asset value	2.53	%(e)	3.05%	0.25%		(2.71)%	2.55%	2.24%

Ratios to Average Net Assets
Total expenses	0.35	%(f)	0.35%	0.35%		0.35%	0.35%	0.35%

Total expenses after fees waived	0.00	%(f)	0.17%	0.09%		0.01%	0.01%	0.20%

Net investment income (loss)	(0.59	)%(f)	(0.18)%	(0.01)%		(0.07)%	(0.04)%	0.01%

Supplemental Data
Net assets, end of period (000)	$58,382		$56,937	$67,090		$76,156	$78,641	$84,758

Portfolio turnover rate(g)	29	%(e)	71%	56%		47%	48%	53%

(a)	Based on average shares outstanding.
(b)	Rounds to less than $0.01.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares International Treasury Bond ETF
	Six Months Ended 04/30/21 (unaudited)		Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17 (a)	Year Ended 10/31/16 (a)

Net asset value, beginning of period	$52.95		$50.76	$47.45	$48.72	$48.06	$45.51

Net investment income(b)	0.04		0.21	0.30	0.33	0.37	0.45
Net realized and unrealized gain (loss)(c)	(0.17)		2.10	3.16	(1.58)	0.62	2.17

Net increase (decrease) from investment operations	(0.13)		2.31	3.46	(1.25)	0.99	2.62

Distributions(d)
From net investment income	—		(0.12)	(0.15)	(0.02)	(0.33)	(0.07)

Total distributions	—		(0.12)	(0.15)	(0.02)	(0.33)	(0.07)

Net asset value, end of period	$52.82		$52.95	$50.76	$47.45	$48.72	$48.06

Total Return
Based on net asset value	(0.25	)%(e)	4.57%	7.31%	(2.57)%	2.13%	5.73%

Ratios to Average Net Assets
Total expenses	0.35	%(f)	0.35%	0.35%	0.35%	0.35%	0.35%

Net investment income	0.15	%(f)	0.41%	0.62%	0.66%	0.78%	0.93%

Supplemental Data
Net assets, end of period (000)	$1,217,506		$1,082,929	$903,457	$851,684	$811,247	$773,704

Portfolio turnover rate(g)	15	%(e)	41%	9%	10%	9%	9%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 30, 2017.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
1-3 Year International Treasury Bond	Non-diversified
International Treasury Bond	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2021, if any, are disclosed in the statement of assets and liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
1-3 Year International Treasury Bond	0.35%
International Treasury Bond	0.35

Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Funds.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
1-3 Year International Treasury Bond	$17,397,481	$16,803,187
International Treasury Bond	260,644,321	168,825,414

For the six months ended April 30, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
International Treasury Bond	$99,532,867	$39,140,835

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
1-3 Year International Treasury Bond	$ 8,085,801
International Treasury Bond	6,161,140

As of April 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements  (unaudited) (continued)

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
1-3 Year International Treasury Bond	$55,647,402	$2,546,101	$(331,586)	$2,214,515
International Treasury Bond	1,180,961,205	39,966,559	(12,838,366)	27,128,193

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/21		Year Ended 10/31/20
iShares ETF	Shares	Amount	Shares	Amount

1-3 Year International Treasury Bond
Shares redeemed	—	$—	(150,000)	$(11,521,633)

International Treasury Bond
Shares sold	3,600,000	$193,001,712	10,450,000	$535,540,996
Shares redeemed	(1,000,000)	(52,753,776)	(7,800,000)	(391,575,983)

Net increase	2,600,000	$140,247,936	2,650,000	$143,965,013

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares 1-3 Year International Treasury Bond ETF and iShares International Treasury Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	29

Glossary of Terms Used in this Report

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

ILS	Israeli Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

SEK	Swedish Krona

SGD	Singapore Dollar

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1003-0421

APRIL 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares J.P. Morgan USD Emerging Markets Bond ETF | EMB | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2021 reflected a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the response to the virus’s spread was well underway, and countries around the world felt the effect of economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses were imposed in many parts of the world, workers were laid off, and unemployment claims spiked, causing a global recession.

As May 2020 began, stocks had just begun to recover from the lowest point following the onset of the pandemic. This recovery continued throughout the reporting period, as businesses continued re-opening and governments learned to adapt to life with the virus. Equity prices rose through the summer, fed by strong fiscal and monetary support and improving economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns late in the reporting period, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by announcing that inflation could exceed its 2% target for a sustained period without triggering a rate increase. To stabilize credit markets, the Fed also continued purchasing significant quantities of bonds, as did other influential central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in technology, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are underweight overall on credit, global high-yield and Asian bonds present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2021

	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	28.85%	45.98%
U.S. small cap equities (Russell 2000® Index)	48.06	74.91
International equities (MSCI Europe, Australasia, Far East Index)	28.84	39.88
Emerging market equities (MSCI Emerging Markets Index)	22.95	48.71
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.05	0.11
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.26)	(7.79)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.52)	(0.27)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.42	7.40
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.98	19.57

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2021	iShares® J.P. Morgan USD Emerging Markets Bond ETF

Investment Objective

The iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market bonds, as represented by the J.P. Morgan EMBI® Global Core Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	2.67%	15.61%	4.60%	5.09%	15.61%	25.25%	64.23%
Fund Market	3.06	15.06	4.67	5.06	15.06	25.64	63.78
Index	2.92	15.99	5.08	5.74	15.99	28.14	74.68

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,026.70	$ 1.91		$1,000.00	$1,022.90	$ 1.91		0.38%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aa	5.6%
A	16.4
Baa	29.5
Ba	18.4
B	19.1
Caa	4.8
Ca	1.5
Not Rated	4.7

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Mexico	5.6%
Indonesia	4.8
Saudi Arabia	4.5
United Arab Emirates	4.1
Qatar	4.0
Turkey	3.8
Russia	3.8
China	3.6
Philippines	3.5
Brazil	3.3

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	5

Schedule of Investments (unaudited) April 30, 2021	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes(a)

Azerbaijan — 0.4%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(b)	$59,221	$71,113,317

Bahrain — 0.2%
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27(b)	28,296	31,652,613

Chile — 1.3%
Corp. Nacional del Cobre de Chile 3.00%, 09/30/29 (Call 06/30/29)(b)	28,854	29,679,946
3.15%, 01/14/30 (Call 10/14/29)(b)	25,030	25,965,496
3.63%, 08/01/27 (Call 05/01/27)(b)	32,728	35,730,794
3.70%, 01/30/50 (Call 07/30/49)(b)	48,115	48,635,244
4.38%, 02/05/49 (Call 08/05/48)(b)	34,301	38,402,113
4.50%, 08/01/47 (Call 02/01/47)(b)	32,607	36,882,593
Empresa de Transporte de Pasajeros Metro SA, 4.70%, 05/07/50 (Call 11/07/49)(b)	26,558	30,143,330

		245,439,516

China — 2.3%
China Minmetals Corp., 3.75%, (Call 11/13/22)(b)(c)(d)(e)	14,419	14,561,388
CNAC HK Finbridge Co. Ltd. 3.38%, 06/19/24(b)	15,367	15,715,639
4.13%, 07/19/27(b)	14,156	14,605,453
4.63%, 03/14/23(b)	16,472	17,154,558
5.13%, 03/14/28(b)	25,713	27,373,095
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(b)	18,373	19,731,454
Minmetals Bounteous Finance BVI Ltd., 3.38%, (Call 09/03/24)(b)(c)(d)(e)	13,210	13,369,346
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(b)	13,085	15,606,316
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(b)	22,049	23,832,103
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(b)	22,491	24,610,777
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(b)	19,539	20,757,745
Sinopec Group Overseas Development 2017 Ltd., 3.63%, 04/12/27(b)	12,435	13,528,658
Sinopec Group Overseas Development 2018 Ltd. 1.45%, 01/08/26 (Call 12/08/25)(f)	14,371	14,259,948
1.45%, 01/08/26 (Call 12/08/25)(b)	800	793,818
2.15%, 05/13/25 (Call 04/13/25)(b)	14,729	15,037,572
2.30%, 01/08/31 (Call 10/08/30)	20,900	20,231,200
2.70%, 05/13/30 (Call 02/13/30)(b)	21,310	21,307,336
2.95%, 11/12/29 (Call 08/12/29)(b)	17,749	18,068,482
SPIC MTN Co. Ltd., 1.63%, 07/27/25(b)	14,846	14,651,220
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(b)	10,368	10,846,224
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(b)	24,785	27,105,496
State Grid Overseas Investment 2016 Ltd. 1.63%, 08/05/30 (Call 05/05/30)(b)	21,463	19,904,250
3.50%, 05/04/27(b)	31,422	34,462,078
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(b)	13,788	14,592,013

		432,106,169

Security	Par (000)	Value

Indonesia — 1.1%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/25 (Call 04/15/25)(b)	$11,429	$12,443,324
5.45%, 05/15/30 (Call 02/15/30)(b)	11,673	13,386,013
6.53%, 11/15/28(b)	9,717	11,762,429
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(b)	11,253	12,218,648
Pertamina Persero PT 1.40%, 02/09/26 (Call 01/09/26)(f)	14,320	13,926,200
4.18%, 01/21/50 (Call 07/21/49)(b)	11,701	11,688,568
4.30%, 05/20/23(b)	16,537	17,568,495
5.63%, 05/20/43(b)	15,406	17,792,004
6.00%, 05/03/42(b)	12,421	14,928,489
6.45%, 05/30/44(b)	16,259	20,763,759
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.00%, 06/30/50 (Call 12/30/49)(b)	10,453	10,072,772
4.13%, 05/15/27(b)	13,660	14,695,599
5.25%, 10/24/42(b)	11,076	12,324,127
5.45%, 05/21/28(b)	10,930	12,656,940
6.15%, 05/21/48(b)	12,154	14,955,497

		211,182,864

Kazakhstan — 0.9%
KazMunayGas National Co. JSC 4.75%, 04/19/27(b)	31,299	35,598,700
5.38%, 04/24/30(b)	36,024	42,776,699
5.75%, 04/19/47(b)	34,747	41,724,632
6.38%, 10/24/48(b)	44,727	57,510,535

		177,610,566

Malaysia — 2.0%
Petronas Capital Ltd. 2.48%, 01/28/32 (Call 10/28/31)(f)	32,735	32,440,385
3.40%, 04/28/61 (Call 10/28/60)(f)	47,160	46,399,309
3.50%, 03/18/25(b)	45,554	49,307,194
3.50%, 04/21/30 (Call 01/21/30)(b)	65,051	70,196,534
4.50%, 03/18/45(b)	40,914	48,835,973
4.55%, 04/21/50 (Call 10/21/49)(b)	77,847	92,135,493
4.80%, 04/21/60 (Call 10/21/59)(b)	29,183	36,944,511

		376,259,399

Mexico — 2.6%
Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.38%, 10/14/25(b)	6,537	7,193,969
Comision Federal de Electricidad 3.35%, 02/09/31 (Call 11/09/30)(f)	10,545	10,119,905
3.35%, 02/09/31 (Call 11/09/30)(b)	2,800	2,687,125
4.75%, 02/23/27(b)	5,891	6,472,736
4.88%, 01/15/24(b)	11,701	12,808,938
Mexico City Airport Trust, 5.50%, 07/31/47 (Call 01/31/47)(b)	17,351	17,571,141
Petroleos Mexicanos 4.50%, 01/23/26	12,214	12,320,873
4.88%, 01/18/24	8,928	9,253,314
5.35%, 02/12/28	22,087	21,617,651
5.95%, 01/28/31 (Call 10/28/30)	32,558	31,431,493
6.35%, 02/12/48	25,704	21,848,400
6.38%, 01/23/45	13,411	11,508,314
6.49%, 01/23/27 (Call 11/23/26)	20,704	21,894,480
6.50%, 03/13/27	46,219	48,992,140
6.50%, 01/23/29	17,802	18,073,481
6.50%, 06/02/41	13,255	11,849,142
6.63%, 06/15/35	22,542	21,634,684

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
6.75%, 09/21/47	$51,359	$45,452,715
6.84%, 01/23/30 (Call 10/23/29)	37,976	39,020,340
6.88%, 10/16/25 (Call 09/16/25)	11,685	12,795,075
6.88%, 08/04/26	26,468	28,572,206
6.95%, 01/28/60 (Call 07/28/59)	32,000	28,136,800
7.69%, 01/23/50 (Call 07/23/49)	69,724	67,109,350

		508,364,272

Panama — 0.1%
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(b)	24,041	22,923,093

Peru — 0.4%
Petroleos del Peru SA 4.75%, 06/19/32(b)	24,655	25,071,053
5.63%, 06/19/47(b)	46,470	47,399,400

		72,470,453

Philippines — 0.2%
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24(b)	25,095	30,722,554

Russia — 0.2%
Vnesheconombank Via VEB Finance PLC 5.94%, 11/21/23(b)	20,474	22,314,612
6.80%, 11/22/25(b)	17,091	20,079,789

		42,394,401

South Africa — 0.4%
Eskom Holdings SOC Ltd. 6.35%, 08/10/28(b)	23,127	25,143,385
6.75%, 08/06/23(b)	23,819	24,880,434
7.13%, 02/11/25(b)	33,471	35,056,689

		85,080,508

United Arab Emirates — 1.2%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(b)	27,381	31,373,492
DP World Crescent Ltd. 3.88%, 07/18/29(b)	12,931	13,771,515
3.91%, 05/31/23(b)	12,713	13,406,653
4.85%, 09/26/28(b)	11,806	13,322,333
DP World PLC 5.63%, 09/25/48(b)	17,517	21,231,699
6.85%, 07/02/37(b)	16,780	22,220,915
DP World Salaam, 6.00%, (Call 01/01/26)(b)(c)(d)(e)	22,415	24,537,420
MDGH-GMTN BV 2.50%, 11/07/24 (Call 10/07/24)(b)	12,375	12,958,945
2.50%, 05/21/26 (Call 04/21/26)(b)	12,662	13,212,006
2.88%, 11/07/29 (Call 08/07/29)(b)	11,426	11,824,482
2.88%, 05/21/30 (Call 02/21/30)(b)	12,504	12,940,077
3.70%, 11/07/49 (Call 05/07/49)(b)	18,769	19,447,030
3.95%, 05/21/50 (Call 11/21/49)(b)	23,578	25,498,134

		235,744,701

Venezuela — 0.0%
Petroleos de Venezuela SA 5.38%, 04/12/27(b)(g)	24,185	1,058,094
5.50%, 04/12/37(b)(g)	22,444	993,156
6.00%, 05/16/24(b)(g)	32,388	1,416,948
6.00%, 11/15/26(b)(g)	30,450	1,332,204
9.00%, 11/17/21(b)(g)	28,268	1,236,727
9.75%, 05/17/35(b)(g)	31,912	1,396,122

Security	Par (000)	Value

Venezuela (continued)
12.75%, 02/17/22(b)(g)	$14,002	$612,601

		8,045,852

Total Corporate Bonds & Notes — 13.3% (Cost: $2,599,450,434)		2,551,110,278

Foreign Government Obligations(a)

Angola — 1.2%
Angolan Government International Bond 8.00%, 11/26/29(b)	47,234	47,582,351
8.25%, 05/09/28(b)	49,382	50,641,241
9.13%, 11/26/49(b)	36,990	37,389,954
9.38%, 05/08/48(b)	52,075	53,549,373
9.50%, 11/12/25(b)	41,349	45,297,830

		234,460,749

Argentina — 1.3%
Argentine Republic Government International Bond 0.13%, 07/09/30 (Call 05/31/21)(h)	187,588	67,039,154
0.13%, 07/09/35 (Call 05/31/21)(h)	236,991	74,548,480
0.13%, 01/09/38 (Call 05/31/21)(h)	132,361	49,742,749
0.13%, 07/09/41 (Call 05/31/21)(h)	124,565	44,205,043
0.13%, 07/09/46 (Call 05/31/21)(h)	26,148	8,315,077
1.00%, 07/09/29 (Call 06/01/21)	35,337	13,324,410

		257,174,913

Azerbaijan — 0.5%
Republic of Azerbaijan International Bond 3.50%, 09/01/32(b)	31,238	31,409,809
4.75%, 03/18/24(b)	37,071	40,217,401
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23(b)	22,329	23,603,149

		95,230,359

Bahrain — 2.5%
Bahrain Government International Bond 5.25%, 01/25/33(f)	27,994	27,154,180
5.25%, 01/25/33(b)	3,100	3,007,000
5.45%, 09/16/32(b)	28,342	28,058,580
5.63%, 09/30/31(b)	27,546	27,714,719
6.00%, 09/19/44(b)	38,019	35,352,918
6.13%, 08/01/23(b)	39,154	42,110,127
6.75%, 09/20/29(b)	37,245	40,929,927
7.00%, 01/26/26(b)	32,107	36,828,736
7.00%, 10/12/28(b)	45,407	50,878,543
7.38%, 05/14/30(b)	30,140	34,082,689
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(b)	31,094	33,179,241
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(b)	27,829	32,203,371
CBB International Sukuk Programme Co. SPC 3.95%, 09/16/27(b)	26,196	26,580,754
4.50%, 03/30/27(b)	27,544	28,805,860
6.25%, 11/14/24(b)	31,784	34,878,967

		481,765,612

Bolivia — 0.1%
Bolivian Government International Bond, 4.50%, 03/20/28(b)	26,714	23,980,824

Brazil — 3.3%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(b)	21,661	23,939,466
Brazilian Government International Bond 2.88%, 06/06/25	32,134	32,808,814

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
3.88%, 06/12/30	$64,041	$63,452,623
4.25%, 01/07/25	76,040	82,042,408
4.50%, 05/30/29 (Call 02/28/29)	34,970	36,823,410
4.63%, 01/13/28 (Call 10/13/27)	52,608	56,399,064
4.75%, 01/14/50 (Call 07/14/49)	59,162	55,420,004
5.00%, 01/27/45	57,959	56,557,117
5.63%, 01/07/41	39,906	42,519,843
5.63%, 02/21/47	48,386	50,829,493
6.00%, 04/07/26	36,836	42,851,779
7.13%, 01/20/37	27,647	34,719,448
8.25%, 01/20/34	21,320	28,992,535
8.88%, 04/15/24	19,721	24,254,365

		631,610,369

Chile — 1.6%
Chile Government International Bond 2.45%, 01/31/31 (Call 10/31/30)	39,297	40,041,187
2.55%, 01/27/32 (Call 10/27/31)	36,983	37,787,380
3.10%, 01/22/61 (Call 07/22/60)	41,456	38,820,953
3.24%, 02/06/28 (Call 11/06/27)	53,965	58,629,600
3.50%, 01/25/50 (Call 07/25/49)	59,927	61,810,955
3.86%, 06/21/47	34,482	37,624,172
Republic of Chile, 3.50%, 04/15/53(Call 10/15/52)	32,875	33,970,149

		308,684,396

China — 1.3%
China Development Bank, 1.00%, 10/27/25(b)	12,185	11,974,321
China Government International Bond 0.40%, 10/21/23(b)	21,318	21,311,391
0.55%, 10/21/25(b)	34,076	33,409,133
1.20%, 10/21/30(b)	30,683	29,067,540
1.95%, 12/03/24(b)	33,010	34,470,693
2.13%, 12/03/29(b)	23,451	23,983,045
2.63%, 11/02/27(b)	16,392	17,660,331
3.25%, 10/19/23(b)	22,861	24,436,980
3.50%, 10/19/28(b)	13,430	14,909,818
Export-Import Bank of China (The) 2.88%, 04/26/26(b)	14,298	15,247,923
3.63%, 07/31/24(b)	20,168	21,972,633

		248,443,808

Colombia — 3.2%
Colombia Government International Bond 2.63%, 03/15/23 (Call 12/15/22)	16,799	17,264,122
3.00%, 01/30/30 (Call 10/30/29)	28,392	27,776,249
3.13%, 04/15/31 (Call 01/15/31)	50,257	49,119,935
3.25%, 04/22/32 (Call 01/22/32)	22,270	21,780,060
3.88%, 04/25/27 (Call 01/25/27)	38,778	41,269,486
3.88%, 02/15/61 (Call 08/15/60)	26,439	23,398,515
4.00%, 02/26/24 (Call 11/26/23)	28,838	30,726,889
4.13%, 02/22/42 (Call 08/22/41)	11,700	11,454,300
4.13%, 05/15/51 (Call 11/15/50)	30,147	28,353,254
4.50%, 01/28/26 (Call 10/28/25)	29,432	32,261,151
4.50%, 03/15/29 (Call 12/15/28)	37,407	40,710,506
5.00%, 06/15/45 (Call 12/15/44)	81,943	86,721,301
5.20%, 05/15/49 (Call 11/15/48)	32,860	35,813,292
5.63%, 02/26/44 (Call 08/26/43)	45,910	51,944,296
6.13%, 01/18/41	49,847	59,374,008
7.38%, 09/18/37	31,244	41,296,757
8.13%, 05/21/24	19,388	23,105,649

		622,369,770

Security	Par (000)	Value

Costa Rica — 0.5%
Costa Rica Government International Bond 6.13%, 02/19/31(b)	$36,348	$37,808,735
7.00%, 04/04/44(b)	29,972	30,689,455
7.16%, 03/12/45(b)	35,000	36,176,875

		104,675,065

Croatia — 0.5%
Croatia Government International Bond 5.50%, 04/04/23(b)	36,608	39,943,904
6.00%, 01/26/24(b)	52,257	59,746,081

		99,689,985

Dominican Republic — 3.0%
Dominican Republic International Bond 4.50%, 01/30/30(b)	48,892	50,688,781
4.88%, 09/23/32(b)	73,737	77,147,336
5.30%, 01/21/41(f)	30,213	30,690,743
5.30%, 01/21/41(b)	8,790	8,928,992
5.50%, 01/27/25(b)	32,955	36,390,559
5.88%, 01/30/60(b)	79,247	78,667,506
5.95%, 01/25/27(b)	42,776	48,550,760
6.00%, 07/19/28(b)	32,872	37,638,440
6.40%, 06/05/49(b)	37,167	40,275,090
6.50%, 02/15/48(b)	24,426	26,766,316
6.85%, 01/27/45(b)	47,650	54,076,794
6.88%, 01/29/26(b)	37,295	43,583,869
7.45%, 04/30/44(b)	36,279	43,734,335

		577,139,521

Ecuador — 1.7%
Ecuador Government International Bond 0.00%, 07/31/30(b)(i)	32,822	17,970,080
0.50%, 07/31/30(b)(h)	106,561	89,244,539
0.50%, 07/31/35(b)(h)	239,138	162,583,949
0.50%, 07/31/40(b)(h)	98,108	58,006,512

		327,805,080

Egypt — 2.9%
Egypt Government International Bond 5.58%, 02/21/23(b)	28,464	29,723,532
5.75%, 05/29/24(b)	29,602	31,318,916
5.88%, 06/11/25(b)	36,650	38,890,231
5.88%, 02/16/31(f)	23,475	22,565,344
5.88%, 02/16/31(b)	13,750	13,217,188
6.59%, 02/21/28(b)	29,138	30,217,927
7.05%, 01/15/32(b)	24,985	25,575,271
7.50%, 01/31/27(b)	47,654	52,383,659
7.50%, 02/16/61(f)	29,350	27,112,063
7.50%, 02/16/61(b)	4,000	3,695,000
7.60%, 03/01/29(b)	44,191	47,858,853
7.63%, 05/29/32(b)	42,084	44,498,569
7.90%, 02/21/48(b)	35,631	34,902,791
8.50%, 01/31/47(b)	60,105	62,032,117
8.70%, 03/01/49(b)	37,640	39,293,808
8.88%, 05/29/50(b)	47,207	49,664,714

		552,949,983

El Salvador — 0.5%
El Salvador Government International Bond 7.12%, 01/20/50 (Call 07/06/49)(b)	32,790	31,058,278
7.65%, 06/15/35(b)	26,629	27,952,128
9.50%, 07/15/52 (Call 01/15/52)(b)	28,379	32,059,402

		91,069,808

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ethiopia — 0.1%
Ethiopia International Bond, 6.63%, 12/11/24(b)	$26,482	$25,303,551

Gabon — 0.2%
Gabon Government International Bond, 6.63%, 02/06/31(b)	28,371	28,518,174

Ghana — 1.6%
Ghana Government International Bond 6.38%, 02/11/27(b)	37,295	37,010,626
7.63%, 05/16/29(b)	28,033	28,379,908
7.75%, 04/07/29(f)	28,300	28,936,750
7.88%, 02/11/35(b)	27,718	27,160,175
8.13%, 01/18/26(b)	27,906	29,803,746
8.13%, 03/26/32(b)	33,053	33,224,463
8.63%, 04/07/34(f)	29,525	30,401,523
8.63%, 06/16/49(b)	30,276	29,316,629
8.95%, 03/26/51(b)	28,096	27,785,188
10.75%, 10/14/30(b)	26,508	33,454,753

		305,473,761

Guatemala — 0.2%
Guatemala Government Bond, 6.13%, 06/01/50(Call 12/01/49)(b)	39,008	46,816,914

Hungary — 1.2%
Hungary Government International Bond 5.38%, 02/21/23	45,508	49,626,474
5.38%, 03/25/24	53,436	60,676,578
5.75%, 11/22/23	51,932	58,709,126
7.63%, 03/29/41	36,046	58,130,934

		227,143,112

India — 0.6%
Export-Import Bank of India 2.25%, 01/13/31(b)	32,400	29,603,880
3.25%, 01/15/30(b)	28,564	28,435,462
3.38%, 08/05/26(b)	27,810	29,495,008
3.88%, 02/01/28(b)	26,062	27,834,216

		115,368,566

Indonesia — 3.7%
Indonesia Government International Bond 1.85%, 03/12/31	15,521	14,880,759
2.85%, 02/14/30	13,558	13,946,098
3.05%, 03/12/51	15,315	15,161,850
3.38%, 04/15/23(b)	13,655	14,370,181
3.50%, 01/11/28	13,372	14,465,161
3.70%, 10/30/49	12,860	13,079,424
3.85%, 07/18/27(b)	10,250	11,318,563
3.85%, 10/15/30	19,316	21,426,273
4.10%, 04/24/28	10,861	12,118,840
4.13%, 01/15/25(b)	22,062	24,237,865
4.20%, 10/15/50	18,290	20,162,439
4.35%, 01/08/27(b)	13,877	15,653,256
4.35%, 01/11/48	20,225	22,289,214
4.45%, 04/15/70	11,729	13,080,034
4.63%, 04/15/43(b)	15,095	16,984,705
4.75%, 01/08/26(b)	24,748	28,147,756
4.75%, 02/11/29	13,928	16,227,652
4.75%, 07/18/47(b)	12,823	14,752,862
5.13%, 01/15/45(b)	19,864	23,902,599
5.25%, 01/17/42(b)	22,932	27,795,017
5.25%, 01/08/47(b)	15,610	19,193,471

Security	Par (000)	Value

Indonesia (continued)
5.35%, 02/11/49	$12,921	$16,270,769
5.38%, 10/17/23(b)	12,175	13,527,947
5.88%, 01/15/24(b)	22,787	25,789,187
5.95%, 01/08/46(b)	12,251	16,334,411
6.63%, 02/17/37(b)	15,057	20,216,846
6.75%, 01/15/44(b)	19,581	28,133,002
7.75%, 01/17/38(b)	20,193	29,946,219
8.50%, 10/12/35(b)	16,749	26,377,581
Perusahaan Penerbit SBSN Indonesia III 2.80%, 06/23/30(b)	11,307	11,517,593
3.75%, 03/01/23(b)	10,008	10,532,169
4.15%, 03/29/27(b)	19,215	21,380,290
4.33%, 05/28/25(b)	21,899	24,394,117
4.35%, 09/10/24(b)	19,456	21,508,608
4.40%, 03/01/28(b)	19,973	22,641,892
4.45%, 02/20/29(b)	14,150	16,129,231
4.55%, 03/29/26(b)	20,548	23,235,935

		701,129,816

Iraq — 0.5%
Iraq International Bond 5.80%, 01/15/28 (Call 06/14/21)(b)	66,321	63,929,419
6.75%, 03/09/23(b)	27,022	27,550,618

		91,480,037

Ivory Coast — 0.2%
Ivory Coast Government International Bond, 6.13%, 06/15/33(b)	36,431	38,578,152

Jamaica — 0.9%
Jamaica Government International Bond 6.75%, 04/28/28	43,230	51,195,128
7.88%, 07/28/45	51,551	71,382,025
8.00%, 03/15/39	34,454	48,414,330

		170,991,483

Jordan — 0.7%
Jordan Government International Bond 5.75%, 01/31/27(b)	23,286	24,723,911
5.85%, 07/07/30(b)	35,185	36,361,498
6.13%, 01/29/26(b)	30,855	33,367,754
7.38%, 10/10/47(b)	30,328	31,812,176

		126,265,339

Kazakhstan — 1.2%
Kazakhstan Government International Bond 3.88%, 10/14/24(b)	42,414	46,514,904
4.88%, 10/14/44(b)	26,267	32,058,873
5.13%, 07/21/25(b)	72,109	83,912,342
6.50%, 07/21/45(b)	44,625	64,644,891

		227,131,010

Kenya — 0.9%
Kenya Government International Bond 6.88%, 06/24/24(b)	59,925	66,284,541
7.25%, 02/28/28(b)	27,930	30,195,821
8.00%, 05/22/32(b)	33,040	36,143,695
8.25%, 02/28/48(b)	28,739	30,711,214

		163,335,271

Kuwait — 0.7%
Kuwait International Government Bond, 3.50%, 03/20/27(b)	128,625	142,596,891

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lebanon — 0.2%
Lebanon Government International Bond 6.00%, 01/27/23(b)(g)	$24,102	$3,024,801
6.10%, 10/04/22(b)(g)	44,472	5,539,544
6.60%, 11/27/26(b)(g)	44,404	5,711,465
6.65%, 02/26/30(b)(g)	37,274	4,712,831
6.75%, 11/29/27(b)(g)	23,890	3,013,126
6.85%, 03/23/27(b)(g)	34,310	4,359,514
7.00%, 03/23/32(b)(g)	24,964	3,132,982

		29,494,263

Malaysia — 0.8%
1MDB Global Investments Ltd., 4.40%, 03/09/23(b)	84,100	84,835,875
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(b)	29,915	32,126,840
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(b)	29,623	32,377,939

		149,340,654

Mexico — 2.8%
Mexico Government International Bond 2.66%, 05/24/31 (Call 02/24/31)	29,922	28,712,029
3.25%, 04/16/30 (Call 01/16/30)	20,395	20,838,591
3.60%, 01/30/25	16,419	17,966,491
3.75%, 01/11/28	16,098	17,434,134
3.75%, 04/19/71 (Call 10/19/70)	24,907	21,704,894
3.77%, 05/24/61 (Call 11/24/60)	28,514	25,266,968
4.00%, 10/02/23	25,338	27,409,381
4.13%, 01/21/26	18,722	20,996,723
4.15%, 03/28/27	22,283	24,968,102
4.28%, 08/14/41 (Call 02/14/41)	19,740	20,134,800
4.35%, 01/15/47	12,519	12,462,665
4.50%, 04/22/29	29,757	33,389,214
4.50%, 01/31/50 (Call 07/31/49)	24,153	24,542,467
4.60%, 01/23/46	24,236	24,937,329
4.60%, 02/10/48	21,186	21,759,346
4.75%, 04/27/32 (Call 01/27/32)	20,067	22,554,054
4.75%, 03/08/44	32,646	34,580,275
5.00%, 04/27/51 (Call 10/27/50)	21,976	23,944,226
5.55%, 01/21/45	26,069	30,228,635
5.75%, 10/12/2110	23,418	26,510,640
6.05%, 01/11/40	24,968	30,325,196
6.75%, 09/27/34	14,030	18,294,243
8.30%, 08/15/31	8,063	11,806,248

		540,766,651

Morocco — 0.3%
Morocco Government International Bond 3.00%, 12/15/32(b)	27,880	26,477,288
4.00%, 12/15/50(b)	37,304	33,561,942

		60,039,230

Nigeria — 1.5%
Nigeria Government International Bond 6.50%, 11/28/27(b)	40,536	42,735,078
7.14%, 02/23/30(b)	33,684	35,637,672
7.63%, 11/21/25(b)	34,191	38,802,511
7.63%, 11/28/47(b)	46,461	46,585,864
7.70%, 02/23/38(b)	33,896	34,802,718
7.88%, 02/16/32(b)	40,747	43,721,531
8.75%, 01/21/31(b)	31,668	36,087,665

		278,373,039

Oman — 3.0%
Oman Government International Bond 4.75%, 06/15/26(b)	57,200	59,248,475
4.88%, 02/01/25(b)	23,786	24,912,862

Security	Par (000)	Value

Oman (continued)
5.38%, 03/08/27(b)	$46,570	$48,412,426
5.63%, 01/17/28(b)	57,059	59,840,626
6.00%, 08/01/29(b)	52,208	55,301,324
6.25%, 01/25/31(f)	29,623	31,807,696
6.25%, 01/25/31(b)	8,000	8,590,000
6.50%, 03/08/47(b)	42,965	41,804,945
6.75%, 10/28/27(b)	35,150	39,400,953
6.75%, 01/17/48(b)	62,991	62,884,703
7.00%, 01/25/51(f)	18,791	19,207,925
7.00%, 01/25/51(b)	5,600	5,724,250
7.38%, 10/28/32(b)	25,791	29,337,262
Oman Sovereign Sukuk Co. 4.40%, 06/01/24(b)	44,517	46,302,132
5.93%, 10/31/25(b)	33,639	37,160,583

		569,936,162

Pakistan — 0.7%
Pakistan Government International Bond 6.00%, 04/08/26(f)	26,556	27,286,290
6.88%, 12/05/27(b)	42,710	44,586,570
7.38%, 04/08/31(f)	27,283	28,647,150
8.25%, 04/15/24(b)	28,871	31,682,314

		132,202,324

Panama — 2.8%
Panama Government International Bond 2.25%, 09/29/32 (Call 06/29/32)	63,541	60,872,278
3.16%, 01/23/30 (Call 10/23/29)	40,909	42,795,928
3.75%, 03/16/25 (Call 12/16/24)	32,402	35,233,125
3.87%, 07/23/60 (Call 01/23/60)	73,433	73,171,395
3.88%, 03/17/28 (Call 12/17/27)	29,654	32,606,426
4.00%, 09/22/24 (Call 06/24/24)	32,499	35,358,912
4.30%, 04/29/53	45,272	48,322,201
4.50%, 05/15/47 (Call 11/15/46)	28,927	31,987,838
4.50%, 04/16/50 (Call 10/16/49)	44,394	49,063,694
4.50%, 04/01/56 (Call 10/01/55)	61,878	67,980,718
6.70%, 01/26/36	50,889	68,296,218

		545,688,733

Paraguay — 0.5%
Paraguay Government International Bond 4.95%, 04/28/31 (Call 01/28/31)(b)	28,164	31,619,371
5.40%, 03/30/50 (Call 09/30/49)(b)	31,195	35,139,218
6.10%, 08/11/44(b)	30,620	36,692,328

		103,450,917

Peru — 2.7%
Peruvian Government International Bond 1.86%, 12/01/32 (Call 09/01/32)	26,450	24,057,928
2.39%, 01/23/26 (Call 12/23/25)	25,120	25,799,810
2.78%, 01/23/31 (Call 10/23/30)	83,642	83,709,959
2.78%, 12/01/60 (Call 06/01/60)	51,230	43,411,021
3.23%, 07/28/2121 (Call 01/28/21)	28,287	23,580,750
3.30%, 03/11/41 (Call 09/11/40)	24,025	23,508,463
3.55%, 03/10/51 (Call 09/10/50)	22,420	22,106,120
4.13%, 08/25/27	26,518	29,340,510
5.63%, 11/18/50	60,098	79,659,899
6.55%, 03/14/37	26,724	35,840,225
7.35%, 07/21/25	38,014	46,621,795
8.75%, 11/21/33	50,119	77,349,279

		514,985,759

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Philippines — 3.3%
Philippine Government International Bond 1.65%, 06/10/31	$27,843	$26,602,522
2.46%, 05/05/30	19,635	20,201,666
2.65%, 12/10/45	31,379	28,737,280
2.95%, 05/05/45	28,763	27,536,977
3.00%, 02/01/28	38,483	41,157,953
3.70%, 03/01/41	40,343	42,670,287
3.70%, 02/02/42	41,239	43,617,975
3.75%, 01/14/29	32,063	35,936,611
3.95%, 01/20/40	40,469	44,144,091
4.20%, 01/21/24	28,011	30,721,064
5.00%, 01/13/37	27,080	33,880,465
5.50%, 03/30/26	21,337	25,801,767
6.38%, 01/15/32	18,450	25,055,100
6.38%, 10/23/34	37,476	52,227,491
7.75%, 01/14/31	33,755	49,404,662
9.50%, 02/02/30	39,040	61,263,520
10.63%, 03/16/25	32,020	43,793,354

		632,752,785

Poland — 0.9%
Republic of Poland Government International Bond 3.00%, 03/17/23	52,876	55,496,667
3.25%, 04/06/26	53,527	59,224,280
4.00%, 01/22/24	56,098	61,291,446

		176,012,393

Qatar — 4.0%
Qatar Government International Bond 3.25%, 06/02/26(b)	51,661	56,268,515
3.38%, 03/14/24(b)	29,323	31,500,233
3.40%, 04/16/25(b)	29,954	32,618,034
3.75%, 04/16/30(b)	46,526	52,001,529
3.88%, 04/23/23(b)	46,602	49,616,567
4.00%, 03/14/29(b)	60,594	68,774,190
4.40%, 04/16/50(b)	74,212	86,085,920
4.50%, 04/23/28(b)	45,868	53,436,220
4.63%, 06/02/46(b)	28,891	34,439,878
4.82%, 03/14/49(b)	88,204	108,204,257
5.10%, 04/23/48(b)	90,894	114,969,548
5.75%, 01/20/42(b)	15,509	21,066,069
6.40%, 01/20/40(b)	13,639	19,578,784
9.75%, 06/15/30(b)	18,455	29,381,513

		757,941,257

Romania — 1.3%
Romanian Government International Bond 3.00%, 02/14/31(b)	34,636	35,226,977
4.00%, 02/14/51(b)	57,194	56,829,388
4.38%, 08/22/23(b)	40,102	43,405,402
4.88%, 01/22/24(b)	32,292	35,789,627
5.13%, 06/15/48(b)	34,806	40,446,748
6.13%, 01/22/44(b)	28,006	36,483,066

		248,181,208

Russia — 3.5%
Russian Foreign Bond-Eurobond 4.25%, 06/23/27(b)	43,000	47,622,500
4.38%, 03/21/29(b)	52,800	59,083,200
4.75%, 05/27/26(b)	52,600	59,349,237
4.88%, 09/16/23(b)	54,200	59,061,063
5.10%, 03/28/35(b)	70,800	83,247,525
5.25%, 06/23/47(b)	122,000	150,311,625

Security	Par (000)	Value

Russia (continued)
5.63%, 04/04/42(b)	$54,400	$68,469,200
5.88%, 09/16/43(b)	25,600	33,356,800
7.50%, 03/31/30(b)(h)	32,715	37,775,555
12.75%, 06/24/28(b)	45,165	75,081,167

		673,357,872

Saudi Arabia — 4.4%
KSA Sukuk Ltd. 2.97%, 10/29/29(b)	25,643	26,784,114
3.63%, 04/20/27(b)	51,403	56,337,688
4.30%, 01/19/29(b)	22,896	26,055,648
Saudi Government International Bond 2.25%, 02/02/33(f)	29,375	27,713,477
2.25%, 02/02/33(b)	4,030	3,802,053
2.50%, 02/03/27(b)	13,805	14,270,056
2.75%, 02/03/32(b)	13,101	13,117,376
2.88%, 03/04/23(b)	29,128	30,240,325
2.90%, 10/22/25(b)	26,903	28,535,676
3.25%, 10/26/26(b)	62,202	66,789,397
3.25%, 10/22/30(b)	15,830	16,700,650
3.45%, 02/02/61(f)	20,200	18,962,750
3.45%, 02/02/61(b)	6,200	5,820,250
3.63%, 03/04/28(b)	56,074	61,218,789
3.75%, 01/21/55(b)	31,455	31,116,859
4.00%, 04/17/25(b)	50,288	55,294,799
4.38%, 04/16/29(b)	44,146	50,389,900
4.50%, 04/17/30(b)	33,369	38,662,158
4.50%, 10/26/46(b)	72,871	81,160,076
4.50%, 04/22/60(b)	33,154	37,542,761
4.63%, 10/04/47(b)	51,113	58,141,037
5.00%, 04/17/49(b)	38,779	46,728,695
5.25%, 01/16/50(b)	38,261	47,618,206

		843,002,740

Senegal — 0.3%
Senegal Government International Bond 6.25%, 05/23/33(b)	28,397	29,635,819
6.75%, 03/13/48(b)	30,932	31,044,129

		60,679,948

Serbia — 0.2%
Serbia International Bond, 2.13%, 12/01/30(b)	35,230	32,484,262

South Africa — 2.4%
Republic of South Africa Government International Bond 4.30%, 10/12/28	53,493	53,737,062
4.67%, 01/17/24	35,370	37,775,160
4.85%, 09/27/27	28,341	29,887,356
4.85%, 09/30/29	52,596	54,348,104
4.88%, 04/14/26	29,520	31,444,335
5.00%, 10/12/46	24,064	21,639,552
5.38%, 07/24/44	26,070	24,779,535
5.65%, 09/27/47	37,879	36,394,617
5.75%, 09/30/49	75,618	72,678,350
5.88%, 09/16/25	52,400	58,321,200
5.88%, 06/22/30	35,452	39,103,556

		460,108,827

Sri Lanka — 1.0%
Sri Lanka Government International Bond 5.75%, 04/18/23(b)	30,182	21,812,154
6.20%, 05/11/27(b)	42,860	27,813,461
6.75%, 04/18/28(b)	39,357	25,552,532

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Sri Lanka (continued)
6.83%, 07/18/26(b)	$28,620	$18,724,635
6.85%, 03/14/24(b)	28,612	19,801,292
6.85%, 11/03/25(b)	41,926	27,731,429
7.55%, 03/28/30(b)	45,809	29,741,494
7.85%, 03/14/29(b)	38,487	25,011,739

		196,188,736

Trinidad And Tobago — 0.2%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(b)	27,741	29,471,345

Tunisia — 0.1%
Banque Centrale de Tunisie International Bond, 5.75%, 01/30/25(b)	26,350	24,592,784

Turkey — 3.8%
Hazine Mustesarligi Varlik Kiralama AS 4.49%, 11/25/24(b)	10,207	10,256,759
5.00%, 04/06/23(b)	11,644	11,769,901
Turkey Government International Bond 3.25%, 03/23/23	15,621	15,306,627
4.25%, 03/13/25	19,911	19,099,627
4.25%, 04/14/26	18,402	17,174,817
4.75%, 01/26/26	14,786	14,189,939
4.88%, 10/09/26	35,434	33,801,821
4.88%, 04/16/43	36,013	27,759,271
5.13%, 02/17/28	25,081	23,588,680
5.25%, 03/13/30	22,919	20,989,507
5.60%, 11/14/24	29,996	30,160,978
5.75%, 03/22/24	31,707	32,178,642
5.75%, 05/11/47	42,134	34,649,948
5.88%, 06/26/31	21,450	20,102,672
5.95%, 01/15/31	27,279	25,701,933
6.00%, 03/25/27	34,829	34,617,849
6.00%, 01/14/41	33,894	29,663,605
6.13%, 10/24/28	23,737	23,400,231
6.35%, 08/10/24	27,865	28,645,220
6.38%, 10/14/25	30,483	31,174,583
6.63%, 02/17/45	35,723	32,816,041
6.75%, 05/30/40	21,757	20,714,024
6.88%, 03/17/36	33,701	33,012,236
7.25%, 12/23/23	24,859	26,285,285
7.25%, 03/05/38	12,575	12,750,264
7.38%, 02/05/25	41,494	44,082,188
7.63%, 04/26/29	32,176	34,193,033
8.00%, 02/14/34	15,134	16,489,439
11.88%, 01/15/30	15,738	21,155,807

		725,730,927

Ukraine — 2.4%
Ukraine Government International Bond 6.88%, 05/21/29(f)	30,060	30,120,120
7.25%, 03/15/33(b)	73,954	74,106,530
7.38%, 09/25/32(b)	85,712	86,478,051
7.75%, 09/01/23(b)	40,456	43,067,940
7.75%, 09/01/24(b)	36,422	39,080,806
7.75%, 09/01/25(b)	40,829	43,886,071
7.75%, 09/01/26(b)	38,047	40,919,549
7.75%, 09/01/27(b)	38,237	40,992,454
9.75%, 11/01/28(b)	46,158	53,436,540

		452,088,061

Security	Par/ Shares (000)	Value

United Arab Emirates — 2.8%
Abu Dhabi Government International Bond 0.75%, 09/02/23(b)	$24,448	$24,582,464
1.70%, 03/02/31(b)	19,072	18,166,080
2.13%, 09/30/24(b)	36,178	37,749,482
2.50%, 04/16/25(b)	35,898	37,917,262
2.50%, 09/30/29(b)	35,483	36,571,885
2.70%, 09/02/70(b)	18,754	16,208,144
3.13%, 05/03/26(b)	30,544	33,184,147
3.13%, 10/11/27(b)	47,146	51,059,118
3.13%, 04/16/30(b)	36,391	39,256,791
3.13%, 09/30/49(b)	47,553	46,328,510
3.88%, 04/16/50(b)	49,454	54,686,851
4.13%, 10/11/47(b)	33,665	38,672,669
Emirate of Dubai Government International Bonds 3.90%, 09/09/50(b)	15,213	13,995,960
5.25%, 01/30/43(b)	12,113	13,307,645
Finance Department Government of Sharjah, 4.00%, 07/28/50(b)	11,737	10,240,533
RAK Capital, 3.09%, 03/31/25(b)	10,757	11,401,075
Sharjah Sukuk Program Ltd. 2.94%, 06/10/27(b)	9,478	9,723,836
3.23%, 10/23/29(b)	10,517	10,801,616
3.85%, 04/03/26(b)	13,840	14,854,645
4.23%, 03/14/28(b)	16,729	18,284,797

		536,993,510

Uruguay — 2.2%
Uruguay Government International Bond 4.38%, 10/27/27	45,348	51,761,651
4.38%, 01/23/31 (Call 10/23/30)	55,320	64,198,138
4.50%, 08/14/24	26,984	29,274,418
4.98%, 04/20/55	76,504	94,424,982
5.10%, 06/18/50	109,676	136,944,646
7.63%, 03/21/36	32,260	48,940,582

		425,544,417

Vietnam — 0.2%
Vietnam Government International Bond, 4.80%, 11/19/24(b)	28,976	32,377,058

Zambia — 0.2%
Zambia Government International Bond 8.50%, 04/14/24(b)(g)	28,675	17,635,125
8.97%, 07/30/27(b)(g)	34,620	20,843,404

		38,478,529

Total Foreign Government Obligations — 85.3% (Cost: $16,743,014,339)		16,337,446,710

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(j)(k)	12,790	12,790,000

Total Short-Term Investments — 0.0% (Cost: $12,790,000)		12,790,000

Total Investments in Securities — 98.6% (Cost: $19,355,254,773)		18,901,346,988

Other Assets, Less Liabilities — 1.4%		260,511,186

Net Assets — 100.0%		$19,161,858,174

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® J.P. Morgan USD Emerging Markets Bond ETF

(a)	U.S. dollar denominated security issued by foreign domiciled entity.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Perpetual security with no stated maturity date.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Zero-coupon bond.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$98,130,000	$—	$(85,340,000	)(a)	$—	$—	$12,790,000	12,790	$28,739	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$2,551,110,278	$—	$2,551,110,278
Foreign Government Obligations	—	16,337,446,710	—	16,337,446,710
Money Market Funds	12,790,000	—	—	12,790,000

	$12,790,000	$18,888,556,988	$—	$18,901,346,988

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Statement of Assets and Liabilities (unaudited)

April 30, 2021

iShares J.P. Morgan USD Emerging Markets Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$18,888,556,988
Affiliated(b)	12,790,000
Cash	1,457,196
Receivables:
Investments sold	118,927,461
Capital shares sold	105,437,357
Dividends	1,005
Interest	197,550,377

Total assets	19,324,720,384

LIABILITIES
Payables:
Investments purchased	156,979,929
Investment advisory fees	5,882,281

Total liabilities	162,862,210

NET ASSETS	$19,161,858,174

NET ASSETS CONSIST OF:
Paid-in capital	$20,182,815,084
Accumulated loss	(1,020,956,910)

NET ASSETS	$19,161,858,174

Shares outstanding	173,400,000

Net asset value	$110.51

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — Unaffiliated	$19,342,464,773

(b) Investments, at cost — Affiliated	$12,790,000

See notes to financial statements.

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended April 30, 2021

iShares J.P. Morgan USD Emerging Markets Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$28,739
Interest — Unaffiliated	391,962,107

Total investment income	391,990,846

EXPENSES
Investment advisory fees	35,304,073
Miscellaneous	173

Total expenses	35,304,246

Net investment income	356,686,600

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(9,908,770)
In-kind redemptions — Unaffiliated	279,301,611

Net realized gain	269,392,841

Net change in unrealized appreciation (depreciation) on:

Investments — Unaffiliated	(142,806,238)

Net change in unrealized appreciation (depreciation)	(142,806,238)

Net realized and unrealized gain	126,586,603

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$483,273,203

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	15

Statements of Changes in Net Assets

	iShares J.P. Morgan USD Emerging Markets Bond ETF

	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$356,686,600	$631,311,022
Net realized gain (loss)	269,392,841	(326,096,648)
Net change in unrealized appreciation (depreciation)	(142,806,238)	(306,762,768)

Net increase (decrease) in net assets resulting from operations	483,273,203	(1,548,394)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(367,885,625)	(611,804,451)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,838,213,470	3,339,303,532

NET ASSETS
Total increase in net assets	1,953,601,048	2,725,950,687
Beginning of period	17,208,257,126	14,482,306,439

End of period	$19,161,858,174	$17,208,257,126

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares J.P. Morgan USD Emerging Markets Bond ETF

	Six Months Ended 04/30/21 (unaudited)		Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of period	$109.82		$113.14	$104.57	$115.92	$114.74	$108.36

Net investment income(a)	2.16		4.63	5.25	5.07	5.33	5.39
Net realized and unrealized gain (loss)(b)	0.78		(3.39)	9.44	(11.50)	1.02	6.57

Net increase (decrease) from investment operations	2.94		1.24	14.69	(6.43)	6.35	11.96

Distributions(c)
From net investment income	(2.25)		(4.56)	(6.12)	(4.92)	(5.17)	(5.58)

Total distributions	(2.25)		(4.56)	(6.12)	(4.92)	(5.17)	(5.58)

Net asset value, end of period	$110.51		$109.82	$113.14	$104.57	$115.92	$114.74

Total Return
Based on net asset value	2.67	%(d)	1.20%	14.50%	(5.68)%	5.74%	11.35%

Ratios to Average Net Assets

Total expenses	0.38	%(e)	0.39%	0.39%	0.39%	0.54%	0.59%

Total expenses after fees waived	0.38	%(e)	0.39%	0.39%	0.39%	0.40%	0.40%

Net investment income	3.89	%(e)	4.22%	4.81%	4.60%	4.69%	4.81%

Supplemental Data
Net assets, end of period (000)	$19,161,858		$17,208,257	$14,482,306	$14,744,730	$11,928,210	$9,649,296

Portfolio turnover rate(f)	4	%(d)	10%	11%	15%	26%	32%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	17

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
J.P. Morgan USD Emerging Markets Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $19 billion	0.4000%
Over $19 billion, up to and including $33 billion	0.3800
Over $33 billion, up to and including $47 billion	0.3610
Over $47 billion	0.3430

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares J.P. Morgan USD Emerging Markets Bond ETF .

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Notes to Financial Statements (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2021, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
J.P. Morgan USD Emerging Markets Bond	$2,792,056	$10,021,915	$(915,880)

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
J.P. Morgan USD Emerging Markets Bond	$930,752,650	$777,833,357

For the six months ended April 30, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
J.P. Morgan USD Emerging Markets Bond	$5,478,365,788	$3,768,745,032

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of October 31, 2020, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $874,175,731.

As of April 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
J.P. Morgan USD Emerging Markets Bond	$19,380,924,786	$269,385,926	$(748,963,724)	$(479,577,798)

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Fund.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/21		Year Ended 10/31/20

iShares ETF	Shares	Amount	Shares	Amount

J.P. Morgan USD Emerging Markets Bond
Shares sold	50,900,000	$5,668,249,567	90,100,000	$9,855,486,299
Shares redeemed	(34,200,000)	(3,830,036,097)	(61,400,000)	(6,516,182,767)

Net increase	16,700,000	$1,838,213,470	28,700,000	$3,339,303,532

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements (unaudited) (continued)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Fund” or “ETF”), each a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Fund, as the program administrator for the Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Fund and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	23

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
J.P. Morgan USD Emerging Markets Bond(a)	$2.028650	$—	$0.218270	$2.246920	90%	—%	10%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	25

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by JPMorgan Chase & Co., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1014-0421

APRIL 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

• iShares Aaa - A Rated Corporate Bond ETF | QLTA | NYSE Arca

• iShares BB Rated Corporate Bond ETF | HYBB | NYSE Arca

• iShares Convertible Bond ETF | ICVT | Cboe BZX

• iShares Floating Rate Bond ETF | FLOT | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2021 reflected a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the response to the virus’s spread was well underway, and countries around the world felt the effect of economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses were imposed in many parts of the world, workers were laid off, and unemployment claims spiked, causing a global recession.

As May 2020 began, stocks had just begun to recover from the lowest point following the onset of the pandemic. This recovery continued throughout the reporting period, as businesses continued re-opening and governments learned to adapt to life with the virus. Equity prices rose through the summer, fed by strong fiscal and monetary support and improving economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns late in the reporting period, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by announcing that inflation could exceed its 2% target for a sustained period without triggering a rate increase. To stabilize credit markets, the Fed also continued purchasing significant quantities of bonds, as did other influential central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in technology, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are underweight overall on credit, global high-yield and Asian bonds present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	28.85%	45.98%

U.S. small cap equities (Russell 2000® Index)	48.06	74.91

International equities (MSCI Europe, Australasia, Far East Index)	28.84	39.88

Emerging market equities (MSCI Emerging Markets Index)	22.95	48.71

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.05	0.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.26)	(7.79)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.52)	(0.27)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.42	7.40

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.98	19.57

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2021	iShares® Aaa - A Rated Corporate Bond ETF

Investment Objective

The iShares Aaa - A Rated Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of Aaa to A, or equivalently rated, fixed rate U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporations, as represented by the Bloomberg Barclays U.S. Corporate Aaa - A Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(1.78)%	1.31%	3.98%	3.82%	1.31%	21.56%	41.23%
Fund Market	(1.43)	1.07	3.89	3.83	1.07	20.99	41.35
Index	(1.69)	1.43	4.12	4.00	1.43	22.39	43.53

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 982.20	$ 0.74		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)

1-5 Years	34.7%
5-10 Years	28.5
10-15 Years	4.4
15-20 Years	7.8
More than 20 Years	24.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Microsoft Corp., 2.92%, 03/17/52	0.5%
Microsoft Corp., 2.53%, 06/01/50	0.3
HSBC Holdings PLC, 4.04%, 03/13/28	0.2
Bristol-Myers Squibb Co., 3.40%, 07/26/29	0.2
Bristol-Myers Squibb Co., 4.25%, 10/26/49	0.2
Abbott Laboratories, 4.90%, 11/30/46	0.2
Morgan Stanley, 3.88%, 01/27/26	0.2
Citigroup Inc., 4.41%, 03/31/31	0.2
Apple Inc., 2.40%, 05/03/23	0.2
Goldman Sachs Group Inc. (The), 3.50%, 04/01/25	0.2

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2021	iShares® BB Rated Corporate Bond ETF

Investment Objective

The iShares BB Rated Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of BB (or its equivalent) fixed rate U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporate issuers, as represented by the ICE BofA BB US High Yield Constrained Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns

	6 Months	Since Inception

Fund NAV	5.80%	5.29%
Fund Market	5.40	5.46
Index	5.85	5.44

The inception date of the Fund was 10/6/20. The first day of secondary market trading was 10/8/20.

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE BofA BB US High Yield Constrained Index. Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the ICE BofA BB US High Yield Constrained Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE BofA BB US High Yield Constrained Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,058.00	$ 0.77		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)

1-5 Years	32.4%
5-10 Years	55.1
10-15 Years	4.9
15-20 Years	2.6
More than 20 Years	5.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Carnival Corp., 11.50%, 04/01/23	0.6%
Sprint Corp., 7.88%, 09/15/23	0.5
Centene Corp., 4.63%, 12/15/29	0.5
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26	0.5
Deutsche Bank AG, 4.30%, 05/24/28	0.4
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29	0.4
HCA Inc., 3.50%, 09/01/30	0.4
HCA Inc., 5.38%, 02/01/25	0.4
Royal Caribbean Cruises Ltd., 11.50%, 06/01/25	0.4
Western Digital Corp., 4.75%, 02/15/26	0.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2021	iShares® Convertible Bond ETF

Investment Objective

The iShares Convertible Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated convertible securities, specifically cash pay bonds, with outstanding issue sizes greater than $250 million, as represented by the Bloomberg Barclays U.S. Convertible Cash Pay Bond >$250MM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	29.44%	72.33%	21.72%	16.34%	72.33%	167.19%	144.82%
Fund Market	28.96	71.32	21.72	16.32	71.32	167.24	144.56
Index	30.18	74.91	22.45	17.00	74.91	175.30	152.95

The inception date of the Fund was 6/2/15. The first day of secondary market trading was 6/4/15.

Certain sectors and markets performed exceptionally well based on market conditions during the six-months and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,294.40	$ 1.14		$ 1,000.00	$ 1,023.80	$ 1.00		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)

0-1 Year	2.6%
1-5 Years	72.1
5-10 Years	22.4
10-15 Years	0.6
15-20 Years	0.1
More than 20 Years	2.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Tesla Inc., 2.00%, 05/15/24	1.9%
Sea Ltd., 1.00%, 12/01/24	1.7
Southwest Airlines Co., 1.25%, 05/01/25	1.4
Snap Inc., 0.75%, 08/01/26	1.2
Sea Ltd., 2.38%, 12/01/25	1.1
DISH Network Corp., 3.38%, 08/15/26	1.1
Snap Inc., 0.25%, 05/01/25	1.1
Square Inc., 0.50%, 05/15/23	0.9
Palo Alto Networks Inc., 0.38%, 06/01/25	0.9
DISH Network Corp. , 12/15/25	0.8

(a)	Excludes money market funds.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2021	iShares® Floating Rate Bond ETF

Investment Objective

The iShares Floating Rate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade floating rate bonds with remaining maturities between one month and five years, as represented by the Bloomberg Barclays US Floating Rate Note <5 Years Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	0.34%	2.35%	1.88%	1.35%	2.35%	9.74%	14.20%
Fund Market	0.38	2.43	1.88	1.35	2.43	9.78	14.21
Index	0.44	2.58	2.17	1.60	2.58	11.32	16.93

The inception date of the Fund was 6/14/11. The first day of secondary market trading was 6/17/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,003.40	$ 0.99		$ 1,000.00	$ 1,023.80	$ 1.00		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	13.4%
Aa	13.8
A	51.1
Baa	19.0
Ba	0.4
Not Rated	2.3

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)

0-1 Year	32.5%
1-5 Years	67.0
5-10 Years	0.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.9%
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	$358	$370,036
2.13%, 08/15/26 (Call 05/15/26)	335	349,452
2.25%, 11/15/22 (Call 08/15/22)	540	553,840
2.38%, 11/15/24 (Call 09/15/24)	110	116,361
2.63%, 11/15/27 (Call 08/15/27)(a)	353	376,023
3.25%, 04/01/25 (Call 03/01/25)	375	407,831
3.38%, 05/15/23 (Call 04/15/23)	512	542,761
3.50%, 05/15/25 (Call 03/15/25)	382	420,555
3.50%, 04/01/27 (Call 02/01/27)	505	562,449
3.60%, 11/15/42 (Call 05/14/42)	278	306,517
3.63%, 04/01/30 (Call 01/01/30)(a)	485	541,391
3.75%, 05/15/28 (Call 02/15/28)(a)	450	504,607
4.25%, 04/01/40 (Call 10/01/39)	419	500,307
4.25%, 04/01/50 (Call 10/01/49)	360	441,328
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	676	644,911
2.90%, 03/01/25 (Call 12/01/24)(a)	485	520,710
3.55%, 01/15/26 (Call 10/15/25)	679	753,704
3.60%, 03/01/35 (Call 09/01/34)(a)	201	225,546
3.80%, 03/01/45 (Call 09/01/44)	570	636,388
4.07%, 12/15/42	503	590,618
4.09%, 09/15/52 (Call 03/15/52)	867	1,033,343
4.50%, 05/15/36 (Call 11/15/35)	120	146,118
4.70%, 05/15/46 (Call 11/15/45)	598	762,773
Series B, 6.15%, 09/01/36	35	49,211

		11,356,780

Agriculture — 0.9%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	808	861,490
2.75%, 03/27/25 (Call 02/27/25)	252	269,433
3.25%, 03/27/30 (Call 12/27/29)(a)	635	691,782
4.50%, 03/15/49 (Call 09/15/48)(a)	278	356,518
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	255	250,861
1.13%, 05/01/23	430	436,558
1.50%, 05/01/25 (Call 04/01/25)	505	514,964
1.75%, 11/01/30 (Call 08/01/30)	95	89,693
2.10%, 05/01/30 (Call 02/01/30)	330	321,998
2.13%, 05/10/23 (Call 03/10/23)	318	328,729
2.38%, 08/17/22 (Call 07/17/22)	181	185,536
2.50%, 08/22/22(a)	248	255,338
2.50%, 11/02/22 (Call 10/02/22)	320	329,891
2.63%, 03/06/23	306	318,800
2.75%, 02/25/26 (Call 11/25/25)(a)	489	524,086
2.88%, 05/01/24 (Call 04/01/24)	340	361,804
3.13%, 08/17/27 (Call 05/17/27)	195	212,275
3.13%, 03/02/28 (Call 12/02/27)	385	413,509
3.25%, 11/10/24	518	562,786
3.38%, 08/11/25 (Call 05/11/25)	225	245,378
3.38%, 08/15/29 (Call 05/15/29)	314	340,700
3.60%, 11/15/23	430	465,019
3.88%, 08/21/42	485	514,609
4.13%, 03/04/43	294	323,726
4.25%, 11/10/44	490	551,858
4.38%, 11/15/41	456	522,485
4.50%, 03/20/42(a)	356	410,073
4.88%, 11/15/43	467	562,450

Security	Par (000)	Value

Agriculture (continued)
6.38%, 05/16/38	$660	$922,258

		12,144,607

Airlines — 0.2%
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 06/10/28	39	39,088
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34	180	194,922
Series 2019-1, Class AA, 2.75%, 11/15/33	328	329,394
United Airlines Pass Through Trust
Series 2014-2, Class A, 3.75%, 03/03/28	374	389,991
Series 2016-1, Class AA, 3.10%, 07/07/28	245	252,264
Series 2016-2, Class AA, 2.88%, 10/07/28	86	87,347
Series 2018-1, Class AA, 3.50%, 09/01/31	88	90,790
Series 2019-2, Class AA, 2.70%, 11/01/33	115	112,444
Series 2020-1, Class A, 5.88%, 04/15/29	1,499	1,650,757

		3,146,997

Apparel — 0.5%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	427	442,210
2.38%, 11/01/26 (Call 08/01/26)	715	762,018
2.40%, 03/27/25 (Call 02/27/25)	588	622,616
2.75%, 03/27/27 (Call 01/27/27)	469	505,751
2.85%, 03/27/30 (Call 12/27/29)(a)	937	997,633
3.25%, 03/27/40 (Call 09/27/39)	517	549,437
3.38%, 11/01/46 (Call 05/01/46)	245	263,561
3.38%, 03/27/50 (Call 09/27/49)(a)	585	627,588
3.63%, 05/01/43 (Call 11/01/42)(a)	382	425,013
3.88%, 11/01/45 (Call 05/01/45)	515	596,164
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)(a)	295	307,207

		6,099,198

Auto Manufacturers — 1.7%
American Honda Finance Corp.
0.40%, 10/21/22	25	25,037
0.55%, 07/12/24	150	149,688
0.65%, 09/08/23	165	165,901
0.88%, 07/07/23	245	247,376
1.00%, 09/10/25	400	398,944
1.20%, 07/08/25	75	75,531
1.80%, 01/13/31	250	238,872
1.95%, 05/20/22	379	385,318
1.95%, 05/10/23	503	518,286
2.00%, 03/24/28	400	403,500
2.05%, 01/10/23	392	403,333
2.15%, 09/10/24	395	413,245
2.20%, 06/27/22	695	710,075
2.30%, 09/09/26(a)	311	326,873
2.35%, 01/08/27	392	410,385
2.40%, 06/27/24	66	69,518
2.60%, 11/16/22	638	660,279
2.90%, 02/16/24	784	833,180
3.45%, 07/14/23(a)	100	106,572
3.50%, 02/15/28	296	327,447
3.55%, 01/12/24	93	100,496
3.63%, 10/10/23	509	547,750
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)(a)	175	173,233
1.50%, 09/01/30 (Call 06/01/30)	168	158,644
2.60%, 09/01/50 (Call 03/01/50)(a)	380	344,785
3.65%, 10/01/23 (Call 07/01/23)(a)	377	404,005

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.88%, 10/01/43 (Call 04/01/43)(a)	$275	$354,071
PACCAR Financial Corp., 2.65%, 05/10/22	170	174,276
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)	580	583,782
2.16%, 07/02/22	161	164,529
2.36%, 07/02/24	185	195,071
2.36%, 03/25/31 (Call 12/25/30)	250	253,680
2.76%, 07/02/29	100	105,672
3.42%, 07/20/23	35	37,347
3.67%, 07/20/28	56	62,587
Toyota Motor Credit Corp.
0.35%, 10/14/22(a)	100	100,194
0.45%, 07/22/22(a)	310	310,883
0.50%, 08/14/23	135	135,459
1.15%, 08/13/27(a)	160	156,538
1.35%, 08/25/23	227	231,919
1.65%, 01/10/31	475	452,414
1.80%, 02/13/25(a)	528	546,353
1.90%, 04/06/28	100	100,622
2.00%, 10/07/24	260	272,098
2.15%, 09/08/22	754	773,197
2.15%, 02/13/30	220	221,839
2.25%, 10/18/23	1,230	1,284,366
2.63%, 01/10/23(a)	582	604,750
2.70%, 01/11/23	599	623,469
2.80%, 07/13/22	503	518,316
2.90%, 03/30/23	645	677,063
2.90%, 04/17/24	653	697,711
3.00%, 04/01/25	558	602,300
3.05%, 01/11/28	250	269,882
3.20%, 01/11/27	502	550,232
3.35%, 01/08/24	316	340,196
3.38%, 04/01/30(a)	705	775,190
3.40%, 04/14/25	25	27,363
3.45%, 09/20/23(a)	769	824,176
3.65%, 01/08/29(a)	75	83,858

		21,709,676

Auto Parts & Equipment — 0.1%
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	476	482,550
3.63%, 06/15/24 (Call 03/15/24)	599	648,429
4.15%, 10/01/25 (Call 07/01/25)	458	515,873

		1,646,852

Banks — 32.7%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	220	225,971
2.63%, 05/19/22	645	661,119
2.63%, 11/09/22	830	859,274
3.70%, 11/16/25	220	244,983
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25	50	49,402
Banco Santander SA
1.85%, 03/25/26	825	831,773
2.71%, 06/27/24	825	870,845
2.75%, 05/28/25	915	963,312
2.96%, 03/25/31	400	403,528
3.31%, 06/27/29	705	752,369
3.49%, 05/28/30	638	674,736
3.80%, 02/23/28	548	595,303
3.85%, 04/12/23	200	212,586

Security	Par (000)	Value

Banks (continued)
4.38%, 04/12/28	$648	$728,482
Bank of America Corp.
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(b)	146	146,336
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(b)	815	814,576
1.20%, 10/24/26 (Call 10/24/25)(b)	360	357,466
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(b)	1,167	1,169,964
1.49%, 05/19/24 (Call 05/19/23)(b)	70	71,218
1.90%, 07/23/31 (Call 07/23/30)(b)	988	937,790
1.92%, 10/24/31 (Call 10/24/30)(b)	835	793,025
2.02%, 02/13/26 (Call 02/13/25)(b)	520	536,650
2.46%, 10/22/25 (Call 10/22/24)(b)	797	836,810
2.50%, 10/21/22 (Call 10/21/21)	470	474,761
2.50%, 02/13/31 (Call 02/13/30)(b)	1,180	1,182,631
2.59%, 04/29/31 (Call 04/29/30)(b)	934	941,238
2.68%, 06/19/41 (Call 06/19/40)(b)	1,440	1,357,416
2.82%, 07/21/23 (Call 07/21/22), (3 mo. LIBOR US + 0.930%)(b)	370	380,408
2.83%, 10/24/51 (Call 10/24/50)(b)	340	313,997
2.88%, 10/22/30 (Call 10/22/29)(b)	765	793,848
3.09%, 10/01/25 (Call 10/01/24)(b)	683	730,086
3.19%, 07/23/30 (Call 07/23/29)(b)	936	992,188
3.25%, 10/21/27 (Call 10/21/26)	919	997,198
3.30%, 01/11/23(a)	732	769,047
3.37%, 01/23/26 (Call 01/23/25)(b)	785	847,847
3.42%, 12/20/28 (Call 12/20/27)(b)	1,877	2,033,223
3.46%, 03/15/25 (Call 03/15/24)(b)	715	766,909
3.48%, 03/13/52 (Call 03/11/51)(b)	65	66,697
3.50%, 04/19/26	240	264,878
3.55%, 03/05/24 (Call 03/05/23)(b)	310	326,542
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(b)	1,137	1,246,811
3.59%, 07/21/28 (Call 07/21/27)(b)	729	797,825
3.71%, 04/24/28 (Call 04/24/27)(b)	435	479,261
3.82%, 01/20/28 (Call 01/20/27)(b)	665	737,266
3.86%, 07/23/24 (Call 07/23/23)(b)	30	32,062
3.88%, 08/01/25	347	386,759
3.95%, 01/23/49 (Call 01/23/48)(b)	309	340,666
3.97%, 03/05/29 (Call 03/05/28)(a)(b)	624	696,097
3.97%, 02/07/30 (Call 02/07/29)(b)	930	1,037,759
4.00%, 04/01/24	1,000	1,097,950
4.08%, 04/23/40 (Call 04/23/39)(b)	503	568,833
4.08%, 03/20/51 (Call 03/20/50)(b)	1,118	1,253,256
4.10%, 07/24/23(a)	924	997,985
4.13%, 01/22/24	775	849,020
4.24%, 04/24/38 (Call 04/24/37)(b)	688	794,324
4.27%, 07/23/29 (Call 07/23/28)(b)	993	1,127,273
4.33%, 03/15/50 (Call 03/15/49)(b)	834	968,232
4.44%, 01/20/48 (Call 01/20/47)(b)	665	780,278
4.88%, 04/01/44	275	339,779
5.00%, 01/21/44	672	854,650
5.88%, 02/07/42	518	716,653
Series N, 1.66%, 03/11/27 (Call 03/11/26)(b)	75	75,637
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(b)	221	222,998
Bank of America N.A., 6.00%, 10/15/36	296	409,626
Bank of Montreal
0.45%, 12/08/23(a)	145	145,048
0.95%, 01/22/27 (Call 01/22/26)(b)	400	392,144
1.85%, 05/01/25(a)	255	263,035
2.05%, 11/01/22	252	258,645

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.35%, 09/11/22	$972	$1,000,149
2.50%, 06/28/24	315	332,946
2.55%, 11/06/22 (Call 10/06/22)	845	872,091
Series E, 3.30%, 02/05/24(a)	521	560,278
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	100	99,938
1.60%, 04/24/25 (Call 03/24/25)	809	832,024
1.65%, 01/28/31 (Call 10/28/30)(a)	25	24,107
1.85%, 01/27/23 (Call 12/27/22)	204	209,545
1.95%, 08/23/22	325	332,283
2.10%, 10/24/24	390	410,752
2.20%, 08/16/23 (Call 06/16/23)	478	497,316
2.45%, 08/17/26 (Call 05/17/26)(a)	428	453,380
2.66%, 05/16/23 (Call 05/16/22)(b)	675	691,612
2.80%, 05/04/26 (Call 02/04/26)	522	562,377
2.95%, 01/29/23 (Call 12/29/22)	240	250,822
3.00%, 10/30/28 (Call 07/30/28)	326	347,933
3.25%, 09/11/24 (Call 08/11/24)(a)	419	456,764
3.25%, 05/16/27 (Call 02/16/27)	518	568,023
3.30%, 08/23/29 (Call 05/23/29)	465	505,599
3.40%, 05/15/24 (Call 04/15/24)	461	500,351
3.40%, 01/29/28 (Call 10/29/27)	553	610,512
3.44%, 02/07/28 (Call 02/07/27)(b)	591	653,829
3.45%, 08/11/23	180	192,620
3.50%, 04/28/23	469	499,523
3.85%, 04/28/28	570	650,227
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	503	547,043
Series G, 3.00%, 02/24/25 (Call 01/24/25)	458	494,530
Bank of Nova Scotia (The)
0.55%, 09/15/23	77	77,208
0.70%, 04/15/24	35	35,045
1.30%, 06/11/25	190	191,704
1.63%, 05/01/23	630	645,504
1.95%, 02/01/23	559	574,635
2.00%, 11/15/22	754	773,612
2.20%, 02/03/25(a)	582	607,946
2.38%, 01/18/23	381	394,316
2.45%, 09/19/22	841	866,726
2.70%, 08/03/26(a)	944	1,009,768
3.40%, 02/11/24	546	587,796
Barclays Bank PLC, 3.75%, 05/15/24	125	136,386
BNP Paribas SA, 3.25%, 03/03/23	874	922,323
BPCE SA
3.38%, 12/02/26(a)	670	734,910
4.00%, 04/15/24	610	666,785
Canadian Imperial Bank of Commerce
0.50%, 12/14/23	315	314,386
0.95%, 06/23/23	304	307,122
0.95%, 10/23/25	230	229,402
2.25%, 01/28/25	683	714,821
2.55%, 06/16/22(a)	951	975,726
2.61%, 07/22/23 (Call 07/22/22)(b)	218	223,681
3.10%, 04/02/24	775	827,196
3.50%, 09/13/23(a)	792	850,014
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	545	590,382
Citigroup Inc.
0.78%, 10/30/24 (Call 09/30/23), (SOFR + 0.686%)(b)	890	891,166
1.12%, 01/28/27 (Call 01/28/26)(b)	50	49,177
1.68%, 05/15/24 (Call 05/15/23)(b)	398	407,023
2.56%, 05/01/32 (Call 05/01/31)(b)	725	724,376

Security	Par (000)	Value

Banks (continued)
2.57%, 06/03/31 (Call 06/03/30)(b)	$1,823	$1,831,440
2.67%, 01/29/31 (Call 01/29/30)(b)	1,076	1,091,161
2.70%, 10/27/22 (Call 09/27/22)	703	726,171
2.88%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 0.950%)(b)	566	582,606
2.98%, 11/05/30 (Call 11/05/29)(b)	1,208	1,259,425
3.11%, 04/08/26 (Call 04/08/25)(b)	1,888	2,024,672
3.20%, 10/21/26 (Call 07/21/26)	1,164	1,262,009
3.30%, 04/27/25	1,079	1,173,758
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(b)	1,473	1,578,909
3.40%, 05/01/26	1,325	1,451,007
3.52%, 10/27/28 (Call 10/27/27)(b)	1,284	1,399,034
3.67%, 07/24/28 (Call 07/24/27)(b)	1,249	1,376,148
3.70%, 01/12/26	1,222	1,354,355
3.75%, 06/16/24	194	211,883
3.88%, 10/25/23	840	913,374
3.88%, 01/24/39 (Call 01/22/38)(b)	556	611,366
3.89%, 01/10/28 (Call 01/10/27)(b)	684	761,566
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(b)	1,440	1,607,429
4.04%, 06/01/24 (Call 06/01/23)(b)	739	791,188
4.08%, 04/23/29 (Call 04/23/28)(b)	984	1,104,924
4.28%, 04/24/48 (Call 04/24/47)(b)	341	403,400
4.41%, 03/31/31 (Call 03/31/30)(a)(b)	1,844	2,111,122
4.65%, 07/30/45	509	625,693
4.65%, 07/23/48 (Call 06/23/48)	958	1,192,432
5.32%, 03/26/41 (Call 03/26/40)(b)	725	940,622
5.88%, 01/30/42	525	729,193
8.13%, 07/15/39(a)	933	1,559,024
Comerica Inc.
3.70%, 07/31/23 (Call 07/01/23)	606	648,232
4.00%, 02/01/29 (Call 10/31/28)	395	445,003
Cooperatieve Rabobank U.A., 5.25%, 05/24/41	631	831,967
Cooperatieve Rabobank U.A./New York
0.38%, 01/12/24	300	299,121
2.75%, 01/10/23	735	764,922
3.38%, 05/21/25	510	556,772
Credit Suisse AG/New York NY
1.00%, 05/05/23	325	327,853
2.95%, 04/09/25	1,300	1,385,553
3.63%, 09/09/24	985	1,071,434
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	390	407,538
3.95%, 07/28/25 (Call 06/28/25)	475	530,409
First Republic Bank/CA
1.91%, 02/12/24 (Call 02/12/23), (SOFR + 0.620%)(b)	280	286,885
2.50%, 06/06/22 (Call 05/06/22)	525	536,356
Goldman Sachs Group Inc. (The)
0.48%, 01/27/23 (Call 01/27/22)	115	115,062
0.63%, 11/17/23 (Call 11/17/22), (SOFR + 0.538%)(b)	180	180,205
1.09%, 12/09/26 (Call 12/09/25)(b)	525	517,666
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(b)	1,535	1,529,259
1.99%, 01/27/32 (Call 01/27/31)(b)	1,279	1,215,664
2.60%, 02/07/30 (Call 11/07/29)	1,179	1,202,816
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(b)	1,750	1,757,875
2.91%, 06/05/23 (Call 06/05/22)(b)	1,020	1,046,765
2.91%, 07/24/23 (Call 07/24/22)(b)	1,322	1,360,946
3.20%, 02/23/23 (Call 01/23/23)	250	262,165
3.21%, 04/22/42 (Call 04/22/41)(b)	950	958,702

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(b)	$1,470	$1,579,147
3.50%, 01/23/25 (Call 10/23/24)(a)	1,612	1,747,360
3.50%, 04/01/25 (Call 03/01/25)	1,903	2,070,483
3.50%, 11/16/26 (Call 11/16/25)	1,766	1,928,278
3.63%, 01/22/23	859	906,494
3.63%, 02/20/24 (Call 01/20/24)	746	804,561
3.69%, 06/05/28 (Call 06/05/27)(b)	1,425	1,570,207
3.75%, 05/22/25 (Call 02/22/25)	1,286	1,410,793
3.75%, 02/25/26 (Call 11/25/25)	1,170	1,299,332
3.80%, 03/15/30 (Call 12/15/29)	1,291	1,432,080
3.81%, 04/23/29 (Call 04/23/28)(b)	556	614,419
3.85%, 07/08/24 (Call 04/08/24)	1,145	1,245,726
3.85%, 01/26/27 (Call 01/26/26)	1,574	1,742,040
4.00%, 03/03/24(a)	1,318	1,439,941
4.02%, 10/31/38 (Call 10/31/37)(b)	923	1,044,771
4.22%, 05/01/29 (Call 05/01/28)(b)	1,610	1,822,391
4.41%, 04/23/39 (Call 04/23/38)(b)	850	998,580
4.75%, 10/21/45 (Call 04/21/45)	870	1,087,561
4.80%, 07/08/44 (Call 01/08/44)	861	1,079,152
6.13%, 02/15/33	533	715,531
6.25%, 02/01/41	1,097	1,569,379
HSBC Bank USA N.A., 7.00%, 01/15/39	90	134,275
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26)(b)	125	124,088
1.65%, 04/18/26 (Call 04/18/25)(b)	1,878	1,892,855
2.01%, 09/22/28 (Call 09/22/27)(b)	500	495,735
2.10%, 06/04/26 (Call 06/04/25)(b)	500	511,970
2.36%, 08/18/31 (Call 08/18/30)(a)(b)	780	760,126
2.63%, 11/07/25 (Call 11/07/24)(b)	600	628,854
2.85%, 06/04/31 (Call 06/04/30)(b)	85	85,839
3.03%, 11/22/23 (Call 11/22/22)(b)	870	904,156
3.60%, 05/25/23	750	797,625
3.80%, 03/11/25 (Call 03/11/24)(b)	1,050	1,131,774
3.90%, 05/25/26	1,275	1,414,727
3.95%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 0.987%)(b)	640	682,880
3.97%, 05/22/30 (Call 05/22/29)(b)	968	1,059,244
4.04%, 03/13/28 (Call 03/13/27)(b)	2,333	2,576,099
4.25%, 03/14/24	560	611,425
4.25%, 08/18/25	981	1,083,701
4.29%, 09/12/26 (Call 09/15/25)(b)	855	949,161
4.30%, 03/08/26	1,642	1,849,565
4.38%, 11/23/26	1,085	1,219,540
4.58%, 06/19/29 (Call 06/19/28)(b)	898	1,018,763
4.95%, 03/31/30	1,343	1,584,042
5.25%, 03/14/44	833	1,033,620
6.10%, 01/14/42	560	789,292
6.50%, 05/02/36	1,015	1,357,654
6.50%, 09/15/37	1,025	1,390,074
6.80%, 06/01/38	750	1,050,525
HSBC USA Inc., 3.50%, 06/23/24	495	536,095
Huntington National Bank (The)
2.50%, 08/07/22 (Call 07/07/22)	305	312,927
3.55%, 10/06/23 (Call 09/06/23)(a)	235	252,122
ING Groep NV
3.55%, 04/09/24	260	281,034
3.95%, 03/29/27(a)	870	975,079
4.05%, 04/09/29	560	629,345
4.10%, 10/02/23	677	732,839

Security	Par (000)	Value

Banks (continued)
4.55%, 10/02/28(a)	$760	$878,750
JPMorgan Chase & Co.
0.65%, 09/16/24 (Call 09/16/23)(a)(b)	15	15,023
0.70%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(b)	59	59,199
1.04%, 02/04/27 (Call 02/04/26)(b)	140	137,353
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(b)	20	19,701
1.51%, 06/01/24 (Call 06/01/23)(b)	35	35,678
1.76%, 11/19/31 (Call 11/19/30)(b)	55	51,795
1.95%, 02/04/32 (Call 02/04/31)(b)	344	327,251
2.01%, 03/13/26 (Call 03/13/25)(b)	355	366,197
2.08%, 04/22/26 (Call 04/22/25)(b)	1,190	1,230,365
2.18%, 06/01/28 (Call 06/01/27)(b)	225	229,898
2.30%, 10/15/25 (Call 10/15/24)(b)	400	417,540
2.52%, 04/22/31 (Call 04/22/30)(b)	790	797,055
2.53%, 11/19/41 (Call 11/19/40)(b)	75	68,423
2.58%, 04/22/32 (Call 04/22/31)(b)	1,000	1,004,270
2.70%, 05/18/23 (Call 03/18/23)	717	748,261
2.74%, 10/15/30 (Call 10/15/29)(b)	825	846,590
2.95%, 10/01/26 (Call 07/01/26)	847	912,761
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(b)	856	881,029
2.97%, 01/15/23 (Call 01/15/22)	460	468,611
3.11%, 04/22/41 (Call 04/22/40)(b)	475	473,808
3.11%, 04/22/51 (Call 04/22/50)(b)	708	688,289
3.13%, 01/23/25 (Call 10/23/24)	860	926,444
3.16%, 04/22/42 (Call 04/22/41)(b)	500	501,510
3.20%, 01/25/23	994	1,044,783
3.20%, 06/15/26 (Call 03/15/26)	755	820,572
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(b)	800	854,088
3.25%, 09/23/22	860	895,105
3.30%, 04/01/26 (Call 01/01/26)	690	753,466
3.33%, 04/22/52 (Call 04/22/51)(b)	1,000	1,001,760
3.38%, 05/01/23	162	171,198
3.51%, 01/23/29 (Call 01/23/28)(b)	205	223,587
3.54%, 05/01/28 (Call 05/01/27)(b)	818	896,471
3.56%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(b)	797	844,166
3.63%, 05/13/24	938	1,023,686
3.63%, 12/01/27 (Call 12/01/26)	375	411,060
3.70%, 05/06/30 (Call 05/06/29)(b)	741	815,470
3.78%, 02/01/28 (Call 02/01/27)(b)	1,029	1,142,416
3.80%, 07/23/24 (Call 07/23/23)(b)	521	556,996
3.88%, 02/01/24	689	752,140
3.88%, 09/10/24	805	880,098
3.88%, 07/24/38 (Call 07/24/37)(b)	756	837,429
3.90%, 07/15/25 (Call 04/15/25)	645	714,486
3.90%, 01/23/49 (Call 01/23/48)(b)	555	611,027
3.96%, 01/29/27 (Call 01/29/26)(b)	25	27,784
3.96%, 11/15/48 (Call 11/15/47)(b)	877	976,005
4.01%, 04/23/29 (Call 04/23/28)(b)	760	853,275
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(b)	235	254,423
4.03%, 07/24/48 (Call 07/24/47)(b)	478	533,615
4.13%, 12/15/26	505	571,211
4.20%, 07/23/29 (Call 07/23/28)(b)	695	792,439
4.25%, 10/01/27	690	787,021
4.26%, 02/22/48 (Call 02/22/47)(b)	583	675,120
4.45%, 12/05/29 (Call 12/05/28)(b)	810	934,197
4.49%, 03/24/31 (Call 03/24/30)(b)	805	933,124
4.85%, 02/01/44	363	457,242

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.95%, 06/01/45	$435	$548,644
5.40%, 01/06/42	454	602,167
5.50%, 10/15/40	450	593,928
5.60%, 07/15/41	348	469,748
5.63%, 08/16/43	395	532,535
6.40%, 05/15/38	752	1,072,074
7.63%, 10/15/26	255	334,721
8.00%, 04/29/27	64	86,885
KeyBank N.A./Cleveland OH
2.30%, 09/14/22(a)	912	936,086
2.40%, 06/09/22	520	531,690
3.30%, 06/01/25(a)	427	466,660
3.38%, 03/07/23	450	474,399
KeyBank NA/Cleveland OH, 0.42%, 01/03/24 (Call 01/03/23)(b)	310	310,276
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26)(b)	500	499,965
2.44%, 02/05/26 (Call 02/05/25)(b)	800	834,016
2.91%, 11/07/23 (Call 11/07/22)(b)	920	952,182
3.57%, 11/07/28 (Call 11/07/27)(b)	1,005	1,090,948
3.75%, 01/11/27	675	744,849
3.87%, 07/09/25 (Call 07/09/24)(b)	1,039	1,130,546
3.90%, 03/12/24	360	390,514
4.05%, 08/16/23	913	984,050
4.38%, 03/22/28	615	697,884
4.45%, 05/08/25(a)	785	881,005
4.55%, 08/16/28	645	743,298
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)(a)	612	653,836
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 04/18/22)	615	628,376
2.90%, 02/06/25 (Call 01/06/25)	275	294,555
3.40%, 08/17/27	410	452,009
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(b)	100	100,293
1.41%, 07/17/25	815	819,817
2.05%, 07/17/30	675	659,050
2.19%, 02/25/25	1,510	1,569,222
2.56%, 02/25/30	624	634,670
2.67%, 07/25/22	862	886,231
2.76%, 09/13/26(a)	310	328,969
2.80%, 07/18/24	400	424,468
3.20%, 07/18/29	695	738,875
3.29%, 07/25/27	620	681,417
3.41%, 03/07/24	1,113	1,195,440
3.46%, 03/02/23	228	240,166
3.68%, 02/22/27	707	788,347
3.74%, 03/07/29	660	730,396
3.75%, 07/18/39	630	689,995
3.76%, 07/26/23	363	388,726
3.78%, 03/02/25	270	296,185
3.85%, 03/01/26	480	535,550
3.96%, 03/02/28	505	566,196
4.05%, 09/11/28(a)	666	754,152
4.15%, 03/07/39	266	305,799
4.29%, 07/26/38	458	535,333
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23)(b)	500	501,450
1.23%, 05/22/27 (Call 05/22/26)(b)	325	319,059
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(b)	100	101,093
1.98%, 09/08/31 (Call 09/08/30)(b)	200	191,528

Security	Par (000)	Value

Banks (continued)
2.20%, 07/10/31 (Call 07/10/30)(b)	$210	$204,790
2.23%, 05/25/26 (Call 05/25/25)(b)	300	309,501
2.56%, 09/13/25 (Call 09/13/24)(b)	200	209,602
2.59%, 05/25/31 (Call 05/25/30)(b)	750	757,312
2.60%, 09/11/22	481	495,425
2.84%, 09/13/26	210	224,671
2.87%, 09/13/30 (Call 09/13/29)(b)	325	335,956
3.15%, 07/16/30 (Call 07/16/29)(b)	265	280,142
3.17%, 09/11/27(a)	271	294,531
3.55%, 03/05/23	280	296,218
3.66%, 02/28/27	647	716,365
3.92%, 09/11/24 (Call 09/11/23)(b)	200	214,766
4.02%, 03/05/28	460	515,508
4.25%, 09/11/29 (Call 09/11/28)(b)	300	340,344
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(b)	110	109,898
0.56%, 11/10/23 (Call 11/10/22), (SOFR + 0.466%)(a)(b)	315	315,230
0.99%, 12/10/26 (Call 12/10/25)(b)	1,480	1,452,324
1.79%, 02/13/32 (Call 02/13/31)(b)	590	553,621
1.93%, 04/28/32 (Call 01/28/32)(b)	618	586,167
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(b)	495	514,746
2.70%, 01/22/31 (Call 01/22/30)(b)	1,736	1,774,261
2.72%, 07/22/25 (Call 07/22/24)(b)	1,308	1,382,334
2.75%, 05/19/22	1,053	1,080,136
2.80%, 01/25/52 (Call 07/25/51)(b)	1,205	1,112,311
3.13%, 01/23/23	948	992,234
3.13%, 07/27/26	1,588	1,721,456
3.59%, 07/22/28 (Call 07/22/27)(b)	1,455	1,601,446
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(b)	163	178,540
3.63%, 01/20/27	1,451	1,609,217
3.70%, 10/23/24	1,518	1,660,783
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(b)	1,397	1,482,734
3.75%, 02/25/23	901	954,790
3.77%, 01/24/29 (Call 01/24/28)(b)	1,055	1,165,575
3.88%, 01/27/26	1,949	2,173,408
3.97%, 07/22/38 (Call 07/22/37)(b)	949	1,075,283
4.00%, 07/23/25	1,687	1,881,477
4.30%, 01/27/45	1,095	1,296,283
4.38%, 01/22/47	1,043	1,255,177
4.43%, 01/23/30 (Call 01/23/29)(a)(b)	570	657,398
4.46%, 04/22/39 (Call 04/22/38)(b)	465	552,708
5.60%, 03/24/51 (Call 03/24/50)(b)	994	1,394,005
6.25%, 08/09/26	628	775,159
6.38%, 07/24/42	1,065	1,585,306
7.25%, 04/01/32(a)	951	1,363,382
Series F, 3.88%, 04/29/24	1,886	2,058,908
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(a)(b)	435	434,552
National Australia Bank Ltd./New York
1.88%, 12/13/22	605	620,288
2.50%, 05/22/22	1,095	1,120,590
2.50%, 07/12/26	565	600,714
2.88%, 04/12/23	585	613,876
3.00%, 01/20/23	390	407,659
3.38%, 01/14/26	380	418,977
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(b)	475	473,437
0.90%, 08/15/23 (Call 08/15/22)(a)(b)	75	75,398
2.10%, 02/01/23	390	401,138

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	$325	$320,343
2.38%, 08/02/22	353	362,616
3.15%, 05/03/29 (Call 02/03/29)	555	600,638
3.65%, 08/03/28 (Call 05/03/28)	115	128,853
3.95%, 10/30/25	710	803,628
PNC Bank N.A.
2.45%, 07/28/22 (Call 06/28/22)	330	338,303
2.70%, 11/01/22 (Call 10/01/22)(a)	705	728,476
2.70%, 10/22/29	390	402,632
2.95%, 01/30/23 (Call 12/30/22)	425	442,722
2.95%, 02/23/25 (Call 01/23/25)	520	559,099
3.10%, 10/25/27 (Call 09/25/27)	275	299,978
3.25%, 06/01/25 (Call 05/02/25)	150	163,371
3.25%, 01/22/28 (Call 12/23/27)	75	81,925
3.30%, 10/30/24 (Call 09/30/24)	440	480,273
3.80%, 07/25/23 (Call 06/25/23)	275	294,558
4.05%, 07/26/28	535	607,920
4.20%, 11/01/25 (Call 10/01/25)	270	306,048
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	416	439,446
2.31%, 04/23/32 (Call 04/23/31)(b)	800	796,416
2.55%, 01/22/30 (Call 10/24/29)	1,185	1,219,306
2.60%, 07/23/26 (Call 05/24/26)	605	643,617
2.85%, 11/09/22(a)(c)	453	470,300
3.15%, 05/19/27 (Call 04/19/27)	502	548,315
3.45%, 04/23/29 (Call 01/23/29)	818	903,015
3.50%, 01/23/24 (Call 12/24/23)	620	668,044
3.90%, 04/29/24 (Call 03/29/24)	827	903,837
Royal Bank of Canada
0.43%, 01/19/24	100	99,715
0.50%, 10/26/23(a)	485	486,018
1.15%, 06/10/25	600	602,976
1.20%, 04/27/26	1,000	997,290
1.60%, 04/17/23	500	512,465
1.95%, 01/17/23	749	770,017
2.25%, 11/01/24	801	840,922
2.55%, 07/16/24	60	63,527
3.70%, 10/05/23	1,134	1,223,076
4.65%, 01/27/26	308	353,544
Santander UK PLC
2.88%, 06/18/24	120	127,856
4.00%, 03/13/24(a)	1,465	1,606,988
State Street Corp.
2.20%, 03/03/31	560	550,553
2.35%, 11/01/25 (Call 11/01/24)(b)	358	376,745
2.40%, 01/24/30(a)	630	645,296
2.65%, 05/15/23 (Call 05/15/22)(b)	519	531,383
2.65%, 05/19/26(a)	645	692,382
3.03%, 11/01/34 (Call 11/01/29)(b)	215	224,353
3.10%, 05/15/23	786	829,992
3.30%, 12/16/24	583	637,866
3.55%, 08/18/25	636	705,508
3.70%, 11/20/23	690	748,622
3.78%, 12/03/24 (Call 12/03/23)(b)	120	130,067
4.14%, 12/03/29 (Call 12/03/28)(a)(b)	275	315,411
Sumitomo Mitsui Banking Corp.
3.20%, 07/18/22(a)	620	641,303
3.95%, 07/19/23(a)	460	494,523
3.95%, 01/10/24	285	309,456

Security	Par (000)	Value

Banks (continued)
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	$200	$201,674
2.13%, 07/08/30	860	846,008
2.30%, 01/12/41	250	226,682
2.35%, 01/15/25	1,315	1,369,270
2.63%, 07/14/26	894	943,170
2.70%, 07/16/24	400	422,484
2.72%, 09/27/29	250	257,082
2.75%, 01/15/30	780	803,767
2.78%, 07/12/22	767	789,028
2.78%, 10/18/22	875	905,537
3.01%, 10/19/26	1,050	1,129,233
3.04%, 07/16/29	1,659	1,745,235
3.10%, 01/17/23	491	513,679
3.35%, 10/18/27	400	435,828
3.36%, 07/12/27(a)	1,250	1,365,612
3.45%, 01/11/27	812	891,008
3.54%, 01/17/28(a)	435	474,829
3.75%, 07/19/23	495	529,917
3.78%, 03/09/26	310	343,573
3.94%, 10/16/23	404	437,374
3.94%, 07/19/28	166	185,658
4.31%, 10/16/28	150	171,500
Svenska Handelsbanken AB, 3.90%, 11/20/23(a)	240	260,712
Toronto-Dominion Bank (The)
0.25%, 01/06/23	130	129,901
0.45%, 09/11/23	275	275,289
0.75%, 06/12/23(a)	120	120,928
0.75%, 09/11/25	530	523,465
0.75%, 01/06/26	740	727,849
1.15%, 06/12/25(a)	585	588,381
1.90%, 12/01/22	717	735,298
2.65%, 06/12/24	670	711,607
3.25%, 03/11/24	716	770,437
3.50%, 07/19/23	878	940,198
3.63%, 09/15/31 (Call 09/15/26)(b)	787	869,399
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	225	228,865
1.50%, 03/10/25 (Call 02/10/25)	90	91,985
2.15%, 12/06/24 (Call 11/06/24)	10	10,486
2.25%, 03/11/30 (Call 12/11/29)	730	720,284
2.45%, 08/01/22 (Call 07/01/22)	965	989,405
2.64%, 09/17/29 (Call 09/17/24)(b)	165	173,463
2.75%, 05/01/23 (Call 04/01/23)	256	267,822
2.80%, 05/17/22 (Call 04/17/22)	856	876,835
3.00%, 02/02/23 (Call 01/02/23)	234	244,474
3.20%, 04/01/24 (Call 03/01/24)	413	443,459
3.63%, 09/16/25 (Call 08/16/25)	685	753,253
3.69%, 08/02/24 (Call 08/02/23)(a)(b)	270	288,700
3.80%, 10/30/26 (Call 09/30/26)	300	334,548
4.05%, 11/03/25 (Call 09/03/25)	514	577,587
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	580	562,188
1.20%, 08/05/25 (Call 07/03/25)	125	125,824
1.27%, 03/02/27 (Call 03/02/26)(b)	1,085	1,080,454
1.95%, 06/05/30 (Call 03/05/30)	683	670,774
2.20%, 03/16/23 (Call 02/13/23)(a)	503	519,559
2.50%, 08/01/24 (Call 07/01/24)(a)	430	454,187
2.85%, 10/26/24 (Call 09/26/24)	1,021	1,095,952
3.05%, 06/20/22 (Call 05/20/22)	798	821,365

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.70%, 06/05/25 (Call 05/05/25)	$335	$369,465
3.75%, 12/06/23 (Call 11/06/23)	225	243,358
3.88%, 03/19/29 (Call 02/19/29)	383	427,995
4.00%, 05/01/25 (Call 03/01/25)	475	528,680
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)(a)	855	802,204
1.45%, 05/12/25 (Call 04/12/25)	761	777,042
2.40%, 07/30/24 (Call 06/30/24)	778	822,813
2.95%, 07/15/22 (Call 06/15/22)	891	917,356
3.00%, 07/30/29 (Call 04/30/29)	442	469,223
3.10%, 04/27/26 (Call 03/27/26)	598	649,195
3.38%, 02/05/24 (Call 01/05/24)	793	855,298
3.60%, 09/11/24 (Call 08/11/24)	657	720,138
3.70%, 01/30/24 (Call 12/29/23)	897	972,796
3.90%, 04/26/28 (Call 03/26/28)	570	645,428
3.95%, 11/17/25 (Call 10/17/25)	450	506,731
Series V, 2.38%, 07/22/26 (Call 06/22/26)	774	817,158
Series X, 3.15%, 04/27/27 (Call 03/27/27)	694	758,008
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/21/24)	75	78,263
2.80%, 01/27/25 (Call 12/27/24)	464	496,828
3.40%, 07/24/23 (Call 06/23/23)	465	495,643
Wachovia Corp., 5.50%, 08/01/35	650	819,325
Wells Fargo & Co.
1.65%, 06/02/24 (Call 06/02/23)(b)	1,525	1,559,587
2.16%, 02/11/26 (Call 02/11/25)(b)	1,105	1,145,266
2.19%, 04/30/26 (Call 04/29/25)(b)	915	948,800
2.39%, 06/02/28 (Call 06/02/27)(b)	1,290	1,329,074
2.41%, 10/30/25 (Call 10/30/24)(b)	420	439,559
2.57%, 02/11/31 (Call 02/11/30)(b)	1,025	1,036,388
2.88%, 10/30/30 (Call 10/30/29)(b)	1,240	1,286,798
3.00%, 02/19/25	1,554	1,668,374
3.00%, 04/22/26	1,409	1,520,297
3.00%, 10/23/26	1,555	1,676,694
3.07%, 04/30/41 (Call 04/29/40)(b)	608	601,531
3.20%, 06/17/27 (Call 06/17/26)(b)	1,157	1,248,160
3.30%, 09/09/24	990	1,072,150
3.55%, 09/29/25	1,303	1,433,313
3.58%, 05/22/28 (Call 05/22/27)(b)	1,099	1,205,493
3.75%, 01/24/24 (Call 12/24/23)	914	989,085
3.90%, 05/01/45	635	709,143
4.10%, 06/03/26	889	999,503
4.13%, 08/15/23	391	422,448
4.15%, 01/24/29 (Call 10/24/28)	1,025	1,165,117
4.30%, 07/22/27	1,496	1,696,823
4.40%, 06/14/46	850	967,053
4.48%, 01/16/24	581	640,268
4.48%, 04/04/31 (Call 04/04/30)(b)	936	1,083,514
4.65%, 11/04/44	1,182	1,384,287
4.75%, 12/07/46	861	1,025,933
4.90%, 11/17/45	893	1,089,201
5.01%, 04/04/51 (Call 04/04/50)(b)	1,352	1,754,274
5.38%, 11/02/43	805	1,025,634
5.61%, 01/15/44(a)	1,020	1,328,244
Series M, 3.45%, 02/13/23	936	986,862
Wells Fargo Bank N.A.
3.55%, 08/14/23 (Call 07/14/23)	681	728,731
5.85%, 02/01/37	275	367,884
5.95%, 08/26/36	650	861,913
6.60%, 01/15/38	348	498,489

Security	Par (000)	Value

Banks (continued)
Westpac Banking Corp.
2.00%, 01/13/23(a)	$255	$262,385
2.35%, 02/19/25	245	257,782
2.50%, 06/28/22	525	538,718
2.65%, 01/16/30(a)	500	527,970
2.70%, 08/19/26(a)	530	567,354
2.75%, 01/11/23(a)	790	823,164
2.85%, 05/13/26	956	1,029,067
3.30%, 02/26/24	698	752,891
3.35%, 03/08/27(a)	755	835,294
3.40%, 01/25/28(a)	485	536,434
3.65%, 05/15/23	528	563,365

		415,707,837

Beverages — 2.5%
Brown-Forman Corp., 4.50%, 07/15/45 (Call 01/15/45)	230	286,969
Coca-Cola Co. (The)
1.00%, 03/15/28 (Call 01/15/28)	125	119,859
1.38%, 03/15/31 (Call 12/15/30)	915	849,523
1.45%, 06/01/27	355	356,267
1.50%, 03/05/28	276	272,953
1.65%, 06/01/30	780	748,777
1.75%, 09/06/24	273	284,646
2.00%, 03/05/31(a)	255	250,900
2.13%, 09/06/29	588	593,657
2.25%, 09/01/26	787	833,441
2.25%, 01/05/32 (Call 01/05/32)	500	499,860
2.50%, 06/01/40	444	421,254
2.50%, 03/15/51 (Call 09/15/50)	585	522,206
2.55%, 06/01/26	473	508,484
2.60%, 06/01/50	705	641,106
2.75%, 06/01/60(a)	522	479,243
2.88%, 10/27/25	1,027	1,115,794
2.88%, 05/05/41	300	298,773
2.90%, 05/25/27	494	535,733
2.95%, 03/25/25(a)	687	743,210
3.00%, 03/05/51(a)	618	605,368
3.38%, 03/25/27	396	440,768
4.20%, 03/25/50	135	161,344
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	345	436,604
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	405	411,022
2.00%, 04/29/30 (Call 01/29/30)	510	501,447
2.13%, 04/29/32 (Call 01/29/32)	350	342,048
2.38%, 10/24/29 (Call 07/24/29)	390	396,626
2.63%, 04/29/23 (Call 01/29/23)	1,045	1,088,044
3.88%, 04/29/43 (Call 10/29/42)	256	291,384
5.88%, 09/30/36	329	461,087
Diageo Investment Corp.
2.88%, 05/11/22	739	758,539
4.25%, 05/11/42	248	295,390
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)	715	726,175
PepsiCo Inc.
0.40%, 10/07/23	145	145,392
0.75%, 05/01/23	467	471,712
1.40%, 02/25/31 (Call 11/25/30)(a)	600	564,102
1.63%, 05/01/30 (Call 02/01/30)	647	623,067
2.25%, 03/19/25 (Call 02/19/25)	794	837,702
2.38%, 10/06/26 (Call 07/06/26)(a)	163	173,721
2.63%, 03/19/27 (Call 01/19/27)	275	295,331

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
2.63%, 07/29/29 (Call 04/29/29)(a)	$763	$801,898
2.75%, 03/01/23	795	831,029
2.75%, 04/30/25 (Call 01/30/25)	622	668,600
2.75%, 03/19/30 (Call 12/19/29)	642	676,636
2.85%, 02/24/26 (Call 11/24/25)	467	506,121
2.88%, 10/15/49 (Call 04/15/49)	495	482,858
3.00%, 10/15/27 (Call 07/15/27)(a)	228	249,589
3.10%, 07/17/22 (Call 05/17/22)	575	592,083
3.38%, 07/29/49 (Call 01/29/49)	580	613,199
3.45%, 10/06/46 (Call 04/06/46)	471	502,858
3.50%, 07/17/25 (Call 04/17/25)	386	425,303
3.50%, 03/19/40 (Call 09/19/39)	550	607,382
3.60%, 03/01/24 (Call 12/01/23)	931	1,007,835
3.60%, 08/13/42	258	286,001
3.63%, 03/19/50 (Call 09/19/49)	641	710,132
3.88%, 03/19/60 (Call 09/19/59)	302	349,248
4.00%, 03/05/42	437	511,273
4.00%, 05/02/47 (Call 11/02/46)	513	594,305
4.25%, 10/22/44 (Call 04/22/44)	423	506,356
4.45%, 04/14/46 (Call 10/14/45)	548	673,766
4.60%, 07/17/45 (Call 01/17/45)	310	388,638
5.50%, 01/15/40	50	68,913
7.00%, 03/01/29	50	68,229

		32,511,780

Chemicals — 0.6%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	415	423,918
1.85%, 05/15/27 (Call 03/15/27)	336	343,080
2.05%, 05/15/30 (Call 02/15/30)	534	534,369
2.70%, 05/15/40 (Call 11/15/39)	372	362,414
2.80%, 05/15/50 (Call 11/15/49)	506	479,880
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	405	372,381
2.13%, 08/15/50 (Call 02/15/50)(a)	250	208,410
2.38%, 08/10/22 (Call 07/10/22)(a)	442	452,798
2.70%, 11/01/26 (Call 08/01/26)	320	342,717
3.25%, 12/01/27 (Call 09/01/27)	239	261,000
3.95%, 12/01/47 (Call 06/01/47)	305	351,415
4.80%, 03/24/30 (Call 12/24/29)(a)	427	512,340
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	118	121,295
2.30%, 07/15/30 (Call 04/15/30)	252	254,215
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	560	517,871
2.20%, 08/15/22 (Call 05/15/22)	432	440,532
2.70%, 02/21/23 (Call 11/21/22)	338	349,874
3.20%, 01/30/26 (Call 10/30/25)	396	434,424
3.55%, 11/07/42 (Call 05/07/42)	22	24,273
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	35	34,762
3.75%, 03/15/28 (Call 12/15/27)	518	583,247

		7,405,215

Commercial Services — 0.6%
American University (The), Series 2019, 3.67%, 04/01/49	73	80,376
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	540	502,659
3.38%, 09/15/25 (Call 06/15/25)	656	722,741

Security	Par (000)	Value

Commercial Services (continued)
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)(a)	$125	$128,566
California Institute of Technology, 3.65%, 09/01/2119 (Call 03/01/2119)	185	198,368
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	343	383,423
Duke University, Series 2020, 2.83%, 10/01/55(a)	120	119,208
Ford Foundation (The), Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	20	18,965
George Washington University (The), Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	141	166,830
Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	489	571,240
Massachusetts Institute of Technology
3.89%, 07/01/2116	288	331,059
4.68%, 07/01/2114	240	329,784
5.60%, 07/01/2111	348	564,557
Northwestern University, 4.64%, 12/01/44	364	472,614
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	311	298,597
3.15%, 07/15/46 (Call 01/15/46)	253	272,787
3.30%, 07/15/56 (Call 01/15/56)	260	287,778
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	25	23,829
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)	517	425,781
2.50%, 12/01/29 (Call 09/01/29)	435	448,650
2.95%, 01/22/27 (Call 10/22/26)	143	154,220
3.25%, 12/01/49 (Call 06/01/49)(a)	214	223,521
4.00%, 06/15/25 (Call 03/15/25)(a)	352	392,047
Trustees of Princeton University (The)
5.70%, 03/01/39(a)	214	304,483
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	119	113,553
University of Southern California, 3.03%, 10/01/39	494	518,275
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)(a)	38	38,195
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	190	184,728
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	55	51,384

		8,328,218

Computers — 4.1%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	25	24,722
0.70%, 02/08/26 (Call 01/08/26)	250	247,038
0.75%, 05/11/23	28	28,290
1.13%, 05/11/25 (Call 04/11/25)	1,117	1,129,980
1.20%, 02/08/28 (Call 12/08/27)	1,110	1,080,552
1.25%, 08/20/30 (Call 05/20/30)(a)	140	131,492
1.65%, 05/11/30 (Call 02/11/30)	958	930,074
1.65%, 02/08/31 (Call 11/08/30)	820	789,512
1.70%, 09/11/22	222	226,442
1.80%, 09/11/24 (Call 08/11/24)	431	448,899
2.05%, 09/11/26 (Call 07/11/26)	690	721,091
2.10%, 09/12/22 (Call 08/12/22)	223	228,477
2.20%, 09/11/29 (Call 06/11/29)	627	638,888
2.38%, 02/08/41 (Call 08/08/40)	580	545,687
2.40%, 01/13/23 (Call 12/13/22)	255	264,198
2.40%, 05/03/23	2,012	2,096,122
2.40%, 08/20/50 (Call 06/20/50)(a)	720	643,745
2.45%, 08/04/26 (Call 05/04/26)	1,072	1,140,415
2.50%, 02/09/25	706	750,739

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
2.55%, 08/20/60 (Call 02/20/60)	$665	$585,606
2.65%, 05/11/50 (Call 11/11/49)	1,046	971,337
2.65%, 02/08/51 (Call 08/08/50)(a)	700	650,538
2.70%, 05/13/22	194	198,893
2.75%, 01/13/25 (Call 11/13/24)(a)	802	859,359
2.80%, 02/08/61 (Call 02/08/60)	755	693,913
2.85%, 02/23/23 (Call 12/23/22)	661	689,628
2.85%, 05/11/24 (Call 03/11/24)	798	851,833
2.90%, 09/12/27 (Call 06/12/27)	1,135	1,233,654
2.95%, 09/11/49 (Call 03/11/49)	710	699,598
3.00%, 02/09/24 (Call 12/09/23)(a)	728	777,038
3.00%, 06/20/27 (Call 03/20/27)	476	522,210
3.00%, 11/13/27 (Call 08/13/27)	1,099	1,200,229
3.20%, 05/13/25	858	938,781
3.20%, 05/11/27 (Call 02/11/27)	935	1,030,305
3.25%, 02/23/26 (Call 11/23/25)	1,311	1,440,514
3.35%, 02/09/27 (Call 11/09/26)	1,079	1,194,992
3.45%, 05/06/24	1,111	1,210,379
3.45%, 02/09/45	824	889,269
3.75%, 09/12/47 (Call 03/12/47)	425	479,311
3.75%, 11/13/47 (Call 05/13/47)	622	703,109
3.85%, 05/04/43	1,202	1,382,805
3.85%, 08/04/46 (Call 02/04/46)(a)	800	918,376
4.25%, 02/09/47 (Call 08/09/46)	428	518,967
4.38%, 05/13/45	820	1,008,698
4.45%, 05/06/44	519	648,345
4.50%, 02/23/36 (Call 08/23/35)	793	982,297
4.65%, 02/23/46 (Call 08/23/45)	1,569	2,003,864
International Business Machines Corp.
1.88%, 08/01/22	795	810,844
1.95%, 05/15/30 (Call 02/15/30)(a)	395	386,523
2.85%, 05/13/22	510	523,775
2.85%, 05/15/40 (Call 11/15/39)	203	198,648
2.88%, 11/09/22	889	923,884
2.95%, 05/15/50 (Call 11/15/49)	305	289,872
3.00%, 05/15/24	1,245	1,336,059
3.30%, 05/15/26	1,170	1,283,818
3.30%, 01/27/27	440	483,366
3.38%, 08/01/23(a)	636	679,502
3.45%, 02/19/26(a)	783	864,087
3.50%, 05/15/29	165	181,437
3.63%, 02/12/24	922	1,001,191
4.00%, 06/20/42	440	501,266
4.15%, 05/15/39	1,093	1,266,066
4.25%, 05/15/49	1,475	1,727,122
4.70%, 02/19/46(a)	345	432,768
5.60%, 11/30/39	489	660,106
5.88%, 11/29/32	537	728,698
7.00%, 10/30/25	499	628,840

		52,258,083

Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co.
1.95%, 02/01/23	328	337,702
3.25%, 03/15/24	107	115,822
3.70%, 08/01/47 (Call 02/01/47)	353	409,935
4.00%, 08/15/45	402	484,671
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	25	24,387
2.00%, 12/01/24 (Call 11/01/24)	402	422,048
2.38%, 12/01/29 (Call 09/01/29)	494	506,893

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
2.60%, 04/15/30 (Call 01/15/30)	$90	$93,456
3.13%, 12/01/49 (Call 06/01/49)	219	225,071
3.15%, 03/15/27 (Call 12/15/26)	458	503,104
4.15%, 03/15/47 (Call 09/15/46)	430	511,855
Procter & Gamble Co. (The)
0.55%, 10/29/25	345	342,447
1.00%, 04/23/26	340	341,493
1.20%, 10/29/30	595	556,509
1.95%, 04/23/31	600	599,034
2.15%, 08/11/22	848	869,208
2.45%, 11/03/26	561	600,629
2.70%, 02/02/26(a)	549	593,776
2.80%, 03/25/27	102	110,915
2.85%, 08/11/27	473	517,476
3.00%, 03/25/30	665	720,534
3.10%, 08/15/23	535	570,096
3.55%, 03/25/40	35	39,426
Unilever Capital Corp.
2.00%, 07/28/26(a)	225	234,137
2.20%, 05/05/22 (Call 04/05/22)	864	879,630
2.60%, 05/05/24 (Call 03/05/24)	660	699,607
2.90%, 05/05/27 (Call 02/05/27)	500	541,920
3.10%, 07/30/25	275	299,569
3.25%, 03/07/24 (Call 02/07/24)	548	591,013
3.50%, 03/22/28 (Call 12/22/27)	240	267,238
5.90%, 11/15/32	573	779,343

		13,788,944

Distribution & Wholesale — 0.1%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	414	430,175
4.60%, 06/15/45 (Call 12/15/44)	485	602,923

		1,033,098

Diversified Financial Services — 3.4%
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	1,027	1,053,137
2.50%, 07/30/24 (Call 06/29/24)	1,110	1,178,198
2.65%, 12/02/22	835	865,953
2.75%, 05/20/22 (Call 04/19/22)	530	542,773
3.00%, 10/30/24 (Call 09/29/24)(a)	1,029	1,110,929
3.13%, 05/20/26 (Call 04/20/26)	620	675,230
3.40%, 02/27/23 (Call 01/27/23)(a)	1,156	1,218,031
3.40%, 02/22/24 (Call 01/22/24)	810	873,131
3.63%, 12/05/24 (Call 11/04/24)	421	460,296
3.70%, 08/03/23 (Call 07/03/23)	1,000	1,071,600
4.05%, 12/03/42	489	562,423
4.20%, 11/06/25 (Call 10/06/25)	235	267,200
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)(a)	1,009	1,117,135
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	525	564,989
3.00%, 04/02/25 (Call 03/02/25)	180	193,086
3.70%, 10/15/24	435	477,743
4.00%, 10/15/23	484	525,319
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)(a)	22	21,636
3.90%, 01/25/28 (Call 10/25/27)	466	515,601
4.00%, 04/01/24 (Call 02/01/24)	55	59,685
4.25%, 06/02/26 (Call 03/02/26)	171	192,438
4.35%, 04/15/30 (Call 01/15/30)	486	552,553

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.70%, 09/20/47 (Call 03/20/47)	$326	$382,626
4.85%, 03/29/29 (Call 12/29/28)	475	551,765
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	521	511,784
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)(a)	275	260,076
3.65%, 01/12/27 (Call 10/12/26)	419	465,203
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	20	20,133
0.90%, 03/11/26 (Call 02/11/26)	356	352,483
1.65%, 03/11/31 (Call 12/11/30)(a)	435	411,205
2.00%, 03/20/28 (Call 01/20/28)(a)	36	36,364
2.65%, 01/25/23 (Call 12/25/22)	918	954,233
3.20%, 03/02/27 (Call 12/02/26)	510	557,287
3.20%, 01/25/28 (Call 10/25/27)	555	605,594
3.25%, 05/22/29 (Call 02/22/29)(a)	316	344,209
3.55%, 02/01/24 (Call 01/01/24)(a)	336	364,110
3.85%, 05/21/25 (Call 03/21/25)	556	618,244
4.00%, 02/01/29 (Call 11/01/28)	422	480,924
4.20%, 03/24/25 (Call 02/22/25)(a)	273	306,350
4.63%, 03/22/30 (Call 12/22/29)	256	306,145
CME Group Inc.
3.00%, 09/15/22	814	844,989
3.00%, 03/15/25 (Call 12/15/24)	139	149,649
3.75%, 06/15/28 (Call 03/15/28)	237	267,118
4.15%, 06/15/48 (Call 12/15/47)	320	395,046
5.30%, 09/15/43 (Call 03/15/43)(a)	382	527,676
Credit Suisse USA Inc., 7.13%, 07/15/32	476	675,044
Franklin Resources Inc., 1.60%, 10/30/30 (Call 07/30/30)	255	239,843
Invesco Finance PLC
3.13%, 11/30/22	420	437,779
3.75%, 01/15/26	127	140,219
4.00%, 01/30/24	367	400,147
Legg Mason Inc., 5.63%, 01/15/44	313	422,660
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	115	114,353
2.00%, 03/03/25 (Call 02/03/25)	325	340,103
2.95%, 11/21/26 (Call 08/21/26)	563	611,902
2.95%, 06/01/29 (Call 03/01/29)	696	751,151
2.95%, 03/15/51 (Call 09/15/50)	272	270,292
3.30%, 03/26/27 (Call 01/26/27)	598	660,371
3.35%, 03/26/30 (Call 12/26/29)	577	639,224
3.38%, 04/01/24	184	199,491
3.50%, 02/26/28 (Call 11/26/27)	80	89,326
3.65%, 06/01/49 (Call 12/01/48)	557	620,637
3.80%, 11/21/46 (Call 05/21/46)	391	445,013
3.85%, 03/26/50 (Call 09/26/49)	571	655,103
3.95%, 02/26/48 (Call 08/26/47)	460	534,465
ORIX Corp.
2.25%, 03/09/31(a)	40	39,105
2.90%, 07/18/22	614	631,769
3.25%, 12/04/24	331	357,063
3.70%, 07/18/27	390	434,682
4.05%, 01/16/24	54	58,721
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	197	190,777
1.10%, 02/15/31 (Call 11/15/30)(a)	460	425,744
1.90%, 04/15/27 (Call 02/15/27)	769	794,900
2.00%, 08/15/50 (Call 02/15/50)	830	690,228
2.05%, 04/15/30 (Call 01/15/30)	670	677,149
2.15%, 09/15/22 (Call 08/15/22)	165	169,201

Security	Par (000)	Value

Diversified Financial Services (continued)
2.70%, 04/15/40 (Call 10/15/39)	$636	$631,802
2.75%, 09/15/27 (Call 06/15/27)	272	292,560
2.80%, 12/14/22 (Call 10/14/22)	924	958,567
3.15%, 12/14/25 (Call 09/14/25)	789	863,450
3.65%, 09/15/47 (Call 03/15/47)	498	559,911
4.15%, 12/14/35 (Call 06/14/35)	800	959,080
4.30%, 12/14/45 (Call 06/14/45)	1,623	1,998,286

		42,792,417

Electric — 5.6%
AEP Transmission Co. LLC
3.75%, 12/01/47 (Call 06/01/47)	375	412,102
Series M, 3.65%, 04/01/50 (Call 10/01/49)	315	343,233
Alabama Power Co.
3.45%, 10/01/49 (Call 04/01/49)	290	308,055
3.75%, 03/01/45 (Call 09/01/44)	405	446,885
6.00%, 03/01/39	362	503,926
Series 20 A, 1.45%, 09/15/30 (Call 06/15/30)	220	206,019
Series A, 4.30%, 07/15/48 (Call 01/15/48)(a)	407	487,484
Series B, 3.70%, 12/01/47 (Call 06/01/47)	364	397,732
Ameren Illinois Co.
3.70%, 12/01/47 (Call 06/01/47)	266	293,858
4.50%, 03/15/49 (Call 09/15/48)	285	353,998
Appalachian Power Co.
7.00%, 04/01/38	265	387,729
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	259	261,023
Series Z, 3.70%, 05/01/50 (Call 11/01/49)(a)	70	73,161
Arizona Public Service Co., 3.35%, 05/15/50 (Call 11/15/49)	150	153,827
Baltimore Gas & Electric Co., 3.50%, 08/15/46 (Call 02/15/46)	310	327,298
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)(a)	640	603,501
2.85%, 05/15/51 (Call 11/15/50)	680	627,994
3.25%, 04/15/28 (Call 01/15/28)	249	270,546
3.70%, 07/15/30 (Call 04/15/30)	240	268,934
3.75%, 11/15/23 (Call 08/15/23)	506	544,188
3.80%, 07/15/48 (Call 01/15/48)	350	381,339
4.05%, 04/15/25 (Call 03/15/25)	196	218,679
4.25%, 10/15/50 (Call 04/15/50)	585	686,609
4.45%, 01/15/49 (Call 07/15/48)	377	453,048
4.50%, 02/01/45 (Call 08/01/44)	162	192,069
5.15%, 11/15/43 (Call 05/15/43)	380	483,843
5.95%, 05/15/37	365	491,407
6.13%, 04/01/36	962	1,318,123
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)(a)	170	182,232
4.50%, 04/01/44 (Call 10/01/43)	409	504,669
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	333	396,703
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	338	350,976
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	359	380,687
3.00%, 03/01/50 (Call 09/01/49)	340	333,486
3.13%, 03/15/51 (Call 09/15/50)	300	299,874
3.65%, 06/15/46 (Call 12/15/45)	422	463,373
3.70%, 08/15/28 (Call 05/15/28)(a)	213	240,545
4.00%, 03/01/48 (Call 09/01/47)(a)	485	555,655
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	356	393,647
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	390	453,722
Series A, 3.20%, 03/15/27 (Call 12/15/26)	255	278,733

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	$75	$78,218
3.85%, 06/15/46 (Call 12/15/45)	200	215,338
3.95%, 03/01/43 (Call 09/01/42)(a)	397	437,681
4.45%, 03/15/44 (Call 09/15/43)(a)	508	595,366
4.50%, 12/01/45 (Call 06/01/45)	313	369,575
4.50%, 05/15/58 (Call 11/15/57)	205	243,171
4.63%, 12/01/54 (Call 06/01/54)	398	478,257
Series 07-A, 6.30%, 08/15/37	137	189,346
Series 08-B, 6.75%, 04/01/38	291	422,128
Series 09-C, 5.50%, 12/01/39	371	483,973
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	290	315,024
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	313	338,635
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	567	627,913
Series A, 4.13%, 05/15/49 (Call 11/15/48)	358	404,003
Series C, 3.00%, 12/01/60 (Call 06/01/60)	95	86,368
Series C, 4.30%, 12/01/56 (Call 06/01/56)	395	452,650
Series D, 4.00%, 12/01/28 (Call 09/01/28)	290	327,630
Series E, 4.65%, 12/01/48 (Call 06/01/48)	167	203,084
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	138	118,599
3.10%, 08/15/50 (Call 02/15/50)	310	314,662
3.50%, 08/01/51 (Call 02/01/51)	267	289,922
4.05%, 05/15/48 (Call 11/15/47)	265	312,067
4.35%, 04/15/49 (Call 10/15/48)	283	349,001
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	320	342,637
Dominion Energy South Carolina Inc.
5.10%, 06/01/65 (Call 12/01/64)	244	336,105
6.05%, 01/15/38	255	353,287
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	315	317,892
2.95%, 03/01/50 (Call 09/01/49)(a)	270	263,002
3.25%, 04/01/51 (Call 10/01/50)	100	103,290
3.70%, 03/15/45 (Call 09/15/44)	336	369,204
3.95%, 03/01/49 (Call 09/01/48)	335	386,342
Series A, 1.90%, 04/01/28 (Call 02/01/28)	140	140,543
Series A, 4.05%, 05/15/48 (Call 11/15/47)	150	173,714
Series C, 2.63%, 03/01/31 (Call 12/01/30)(a)	260	268,983
Duke Energy Carolinas LLC
2.45%, 02/01/30 (Call 11/01/29)	355	361,947
2.50%, 03/15/23 (Call 01/15/23)	59	61,172
2.55%, 04/15/31 (Call 01/15/31)	20	20,398
2.95%, 12/01/26 (Call 09/01/26)	170	184,583
3.05%, 03/15/23 (Call 02/15/23)	240	251,890
3.20%, 08/15/49 (Call 02/15/49)	350	353,419
3.70%, 12/01/47 (Call 06/01/47)	290	314,067
3.75%, 06/01/45 (Call 12/01/44)	222	243,723
3.88%, 03/15/46 (Call 09/15/45)	280	310,766
3.95%, 11/15/28 (Call 08/15/28)	300	340,932
3.95%, 03/15/48 (Call 09/15/47)	267	303,053
4.00%, 09/30/42 (Call 03/30/42)	385	439,866
4.25%, 12/15/41 (Call 06/15/41)	271	319,742
5.30%, 02/15/40	441	581,917
6.00%, 01/15/38	97	134,643
6.05%, 04/15/38	280	390,037
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	280	269,046
2.50%, 12/01/29 (Call 09/01/29)(a)	425	438,625
3.20%, 01/15/27 (Call 10/15/26)(a)	197	214,789

Security	Par (000)	Value

Electric (continued)
3.40%, 10/01/46 (Call 04/01/46)	$170	$177,954
3.80%, 07/15/28 (Call 04/15/28)	235	263,383
6.35%, 09/15/37	359	514,443
6.40%, 06/15/38	425	612,829
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	215	198,808
3.75%, 05/15/46 (Call 11/15/45)	280	302,459
6.35%, 08/15/38(a)	251	356,791
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)(a)	285	289,135
Duke Energy Progress LLC
2.50%, 08/15/50 (Call 02/15/50)	260	229,754
3.25%, 08/15/25 (Call 05/15/25)	250	272,093
3.45%, 03/15/29 (Call 12/15/28)	320	350,870
3.60%, 09/15/47 (Call 03/15/47)	195	207,927
3.70%, 09/01/28 (Call 06/01/28)	154	171,391
4.10%, 05/15/42 (Call 11/15/41)	250	288,125
4.10%, 03/15/43 (Call 09/15/42)	226	259,660
4.15%, 12/01/44 (Call 06/01/44)	225	259,139
4.20%, 08/15/45 (Call 02/15/45)	245	284,396
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	317	288,946
3.50%, 04/01/26 (Call 01/01/26)(a)	450	495,832
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	248	236,329
3.10%, 06/15/41 (Call 12/15/40)	48	49,185
4.00%, 03/15/33 (Call 12/15/32)	692	798,658
4.20%, 09/01/48 (Call 03/01/48)(a)	655	768,079
4.20%, 04/01/50 (Call 10/01/49)	238	281,178
Evergy Kansas Central Inc.
3.45%, 04/15/50 (Call 10/15/49)	295	311,355
4.13%, 03/01/42 (Call 09/01/41)	376	429,945
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	293	303,903
2.85%, 04/01/25 (Call 03/01/25)(a)	370	396,559
3.13%, 12/01/25 (Call 06/01/25)	291	316,026
3.15%, 10/01/49 (Call 04/01/49)	433	445,869
3.25%, 06/01/24 (Call 12/01/23)	246	263,323
3.70%, 12/01/47 (Call 06/01/47)	361	405,475
3.95%, 03/01/48 (Call 09/01/47)	280	326,273
3.99%, 03/01/49 (Call 09/01/48)	315	369,000
4.05%, 06/01/42 (Call 12/01/41)	178	208,539
4.05%, 10/01/44 (Call 04/01/44)	315	369,435
4.13%, 02/01/42 (Call 08/01/41)	347	409,741
4.13%, 06/01/48 (Call 12/01/47)	257	304,866
5.69%, 03/01/40	210	292,062
5.95%, 02/01/38	370	519,036
5.96%, 04/01/39	270	383,278
Georgia Power Co.
4.30%, 03/15/42	433	498,457
Series 10-C, 4.75%, 09/01/40	255	305,944
Series A, 2.10%, 07/30/23	340	351,553
Series A, 3.25%, 03/15/51 (Call 09/15/50)	105	103,032
Series B, 2.65%, 09/15/29 (Call 06/15/29)	65	67,278
Series B, 3.70%, 01/30/50 (Call 07/30/49)	20	21,172
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	250	253,728
4.38%, 10/01/45 (Call 04/01/45)	102	119,794
5.13%, 11/01/40 (Call 05/01/40)	549	695,468
MidAmerican Energy Co.
3.15%, 04/15/50 (Call 10/15/49)	95	97,683

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.50%, 10/15/24 (Call 07/15/24)	$146	$158,537
3.65%, 04/15/29 (Call 01/15/29)	373	417,682
3.65%, 08/01/48 (Call 02/01/48)	223	245,869
4.25%, 07/15/49 (Call 01/15/49)	382	460,528
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	39	38,245
2.40%, 03/15/30 (Call 12/15/29)	230	232,348
2.85%, 01/27/25 (Call 10/27/24)	35	37,298
3.40%, 02/07/28 (Call 11/07/27)	373	406,208
4.02%, 11/01/32 (Call 05/01/32)	528	608,346
4.30%, 03/15/49 (Call 09/15/48)	127	151,902
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	175	161,364
2.90%, 03/01/50 (Call 09/01/49)	593	582,996
3.40%, 08/15/42 (Call 02/15/42)	324	349,126
3.60%, 09/15/47 (Call 03/15/47)	290	317,715
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	170	185,263
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	319	320,279
3.70%, 11/15/28 (Call 08/15/28)	93	104,265
3.75%, 04/01/45 (Call 10/01/44)	383	424,238
PacifiCorp
3.30%, 03/15/51 (Call 09/15/50)	255	261,102
4.13%, 01/15/49 (Call 07/15/48)	397	459,007
4.15%, 02/15/50 (Call 08/15/49)(a)	204	237,670
5.75%, 04/01/37	402	538,206
6.00%, 01/15/39	265	366,516
6.25%, 10/15/37	280	391,532
PECO Energy Co., 3.90%, 03/01/48 (Call 09/01/47)	97	110,854
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	603	606,069
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	360	419,544
6.50%, 11/15/37	245	352,731
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	60	58,195
3.60%, 09/15/42 (Call 03/15/42)(a)	214	235,618
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	195	199,785
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	224	232,084
3.80%, 03/01/46 (Call 09/01/45)	288	326,831
Puget Sound Energy Inc., 4.22%, 06/15/48 (Call 12/15/47)	57	66,731
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	387	408,738
4.50%, 08/15/40	345	411,692
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	435	415,064
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	110	107,364
2.85%, 08/01/29 (Call 05/01/29)	127	130,815
3.65%, 02/01/50 (Call 08/01/49)	692	688,900
4.00%, 04/01/47 (Call 10/01/46)	647	676,458
4.50%, 09/01/40 (Call 03/01/40)	175	199,927
4.65%, 10/01/43 (Call 04/01/43)	284	326,699
5.50%, 03/15/40	349	438,505
6.00%, 01/15/34	325	428,467
6.05%, 03/15/39	301	396,577
Series 08-A, 5.95%, 02/01/38	250	323,435
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	410	371,095
Series A, 4.20%, 03/01/29 (Call 12/01/28)	199	223,545
Series B, 4.88%, 03/01/49 (Call 09/01/48)	274	323,591

Security	Par (000)	Value

Electric (continued)
Series C, 3.50%, 10/01/23 (Call 07/01/23)	$177	$188,201
Series C, 4.13%, 03/01/48 (Call 09/01/47)	627	669,203
Series E, 3.70%, 08/01/25 (Call 06/01/25)	356	390,653
Southwestern Public Service Co., Series 8, 3.15%, 05/01/50 (Call 11/01/49)	300	301,896
Union Electric Co., 2.63%, 03/15/51 (Call 09/15/50)	40	36,791
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	365	320,251
3.30%, 12/01/49 (Call 06/01/49)	292	301,928
4.00%, 01/15/43 (Call 07/15/42)	240	273,238
4.45%, 02/15/44 (Call 08/15/43)	301	363,069
4.60%, 12/01/48 (Call 06/01/48)	224	279,388
8.88%, 11/15/38	380	665,695
Series A, 2.88%, 07/15/29 (Call 04/15/29)(a)	275	291,283
Series A, 3.15%, 01/15/26 (Call 10/15/25)	445	482,135
Series A, 3.50%, 03/15/27 (Call 12/15/26)	50	55,194
Series A, 3.80%, 04/01/28 (Call 01/01/28)	270	301,774
Series A, 6.00%, 05/15/37	322	439,884
Series B, 3.80%, 09/15/47 (Call 03/15/47)(a)	270	299,276
Series B, 6.00%, 01/15/36	140	189,927
Series C, 2.75%, 03/15/23 (Call 12/15/22)	238	247,330
Series C, 4.00%, 11/15/46 (Call 05/15/46)	225	256,268
Series D, 4.65%, 08/15/43 (Call 02/15/43)	340	421,552

		71,809,787

Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)(a)	387	379,933
1.80%, 10/15/27 (Call 08/15/27)	175	177,669
1.95%, 10/15/30 (Call 07/15/30)(a)	315	311,040
2.63%, 02/15/23 (Call 11/15/22)	297	307,644
2.75%, 10/15/50 (Call 04/15/50)	242	227,979
3.15%, 06/01/25 (Call 03/01/25)(a)	115	124,612

		1,528,877

Electronics — 0.3%
Honeywell International Inc.
0.48%, 08/19/22 (Call 08/19/21)	40	40,031
1.35%, 06/01/25 (Call 05/01/25)	348	355,002
1.95%, 06/01/30 (Call 03/01/30)	500	497,005
2.15%, 08/08/22 (Call 07/08/22)	266	272,046
2.30%, 08/15/24 (Call 07/15/24)	354	373,913
2.50%, 11/01/26 (Call 08/01/26)	1,349	1,441,150
2.70%, 08/15/29 (Call 05/15/29)	505	533,027
2.80%, 06/01/50 (Call 12/01/49)	343	331,376

		3,843,550

Food — 0.1%
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)(a)	640	677,658
3.38%, 05/15/23 (Call 04/15/23)	324	343,038
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	130	125,874

		1,146,570

Forest Products & Paper — 0.1%
Georgia-Pacific LLC
7.75%, 11/15/29	276	391,098
8.00%, 01/15/24	592	709,062

		1,100,160

Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	159	147,759
3.00%, 06/15/27 (Call 03/15/27)	322	347,721

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
3.38%, 09/15/49 (Call 03/15/49)(a)	$378	$388,353
4.13%, 10/15/44 (Call 04/15/44)	444	503,114
4.15%, 01/15/43 (Call 07/15/42)(a)	240	269,506
4.30%, 10/01/48 (Call 04/01/48)	140	164,478
CenterPoint Energy Resources Corp., 1.75%, 10/01/30 (Call 07/01/30)(a)	260	243,313
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	95	102,135
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	234	247,478
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	314	378,596
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	321	328,206

		3,120,659

Hand & Machine Tools — 0.1%
Snap-on Inc., 3.10%, 05/01/50 (Call 11/01/49)	288	292,049
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	587	594,954
2.75%, 11/15/50 (Call 05/15/50)	645	595,116
3.40%, 03/01/26 (Call 01/01/26)	175	192,904
4.25%, 11/15/28 (Call 08/15/28)	175	201,507
4.85%, 11/15/48 (Call 05/15/48)	65	84,024

		1,960,554

Health Care - Products — 1.0%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	580	562,913
1.40%, 06/30/30 (Call 03/30/30)(a)	643	606,973
2.95%, 03/15/25 (Call 12/15/24)	500	538,080
3.40%, 11/30/23 (Call 09/30/23)	667	715,037
3.75%, 11/30/26 (Call 08/30/26)(a)	597	675,094
4.75%, 11/30/36 (Call 05/30/36)	997	1,247,277
4.75%, 04/15/43 (Call 10/15/42)	263	337,579
4.90%, 11/30/46 (Call 05/30/46)	1,762	2,314,563
5.30%, 05/27/40	337	453,966
6.00%, 04/01/39(a)	125	180,308
6.15%, 11/30/37	50	72,009
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)(a)(d)	250	236,073
2.60%, 08/15/26 (Call 05/15/26)	283	301,754
3.95%, 04/01/30 (Call 01/10/30)(a)(d)	405	457,739
Medtronic Inc.
3.50%, 03/15/25	796	876,261
4.38%, 03/15/35	1,327	1,618,369
4.63%, 03/15/45	917	1,164,562

		12,358,557

Health Care - Services — 2.3%
Ascension Health
3.95%, 11/15/46	727	849,049
Series B, 2.53%, 11/15/29 (Call 08/15/29)	307	318,009
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	20	20,718
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	179	205,714
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	90	86,314
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	140	132,518
CommonSpirit Health, 3.82%, 10/01/49 (Call 04/01/49)(a)	272	293,360
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)(a)	120	123,298

Security	Par (000)	Value

Health Care - Services (continued)
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)(a)	$315	$366,109
Hackensack Meridian Health Inc.
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	100	94,429
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	55	52,031
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	396	457,028
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	632	693,911
4.15%, 05/01/47 (Call 11/01/46)	731	879,547
4.88%, 04/01/42	270	353,038
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	390	408,915
Mass General Brigham Inc., Series 2020, 3.34%, 07/01/60 (Call 01/01/60)(a)	194	202,408
Mayo Clinic, Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	10	10,304
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/55(a)	250	305,242
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)(a)	87	80,754
Mount Sinai Hospitals Group Inc., Series 2019, 3.74%, 07/01/49 (Call 01/01/49)(a)	388	410,058
New York and Presbyterian Hospital (The)
4.02%, 08/01/45(a)	766	901,322
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)	75	83,542
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)	310	334,809
4.26%, 11/01/47 (Call 11/01/46)(a)	393	444,644
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	211	217,303
SSM Health Care Corp.
Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	381	402,687
Series A, 3.82%, 06/01/27 (Call 03/01/27)	30	33,802
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)(a)	280	321,611
Sutter Health
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	135	133,761
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	194	197,145
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	331	390,464
UnitedHealth Group Inc.
1.25%, 01/15/26	226	227,797
2.00%, 05/15/30(a)	575	568,134
2.38%, 10/15/22	308	317,449
2.38%, 08/15/24	209	221,089
2.75%, 02/15/23 (Call 11/15/22)	225	233,516
2.75%, 05/15/40 (Call 11/15/39)	607	592,256
2.88%, 03/15/23	246	257,754
2.88%, 08/15/29	640	680,314
2.90%, 05/15/50 (Call 11/15/49)(a)	500	479,180
2.95%, 10/15/27	626	679,654
3.10%, 03/15/26	701	764,945
3.13%, 05/15/60 (Call 11/15/59)	563	550,507
3.35%, 07/15/22	540	559,791
3.38%, 04/15/27	460	509,445
3.45%, 01/15/27	516	574,076
3.50%, 06/15/23	426	454,235
3.50%, 02/15/24	340	368,019
3.50%, 08/15/39 (Call 02/15/39)	590	636,846
3.70%, 08/15/49 (Call 02/15/49)	600	655,290
3.75%, 07/15/25	675	751,464
3.75%, 10/15/47 (Call 04/15/47)	419	460,175

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.85%, 06/15/28	$614	$695,269
3.88%, 12/15/28	437	496,685
3.88%, 08/15/59 (Call 02/15/59)	590	659,526
3.95%, 10/15/42 (Call 04/15/42)(a)	288	328,861
4.20%, 01/15/47 (Call 07/15/46)	335	392,295
4.25%, 03/15/43 (Call 09/15/42)	315	371,168
4.25%, 04/15/47 (Call 10/15/46)	448	529,012
4.25%, 06/15/48 (Call 12/15/47)	625	740,031
4.38%, 03/15/42 (Call 09/15/41)	175	209,132
4.45%, 12/15/48 (Call 06/15/48)	538	658,442
4.63%, 07/15/35	613	751,048
4.63%, 11/15/41 (Call 05/15/41)(a)	227	280,384
4.75%, 07/15/45	765	967,243
5.80%, 03/15/36	360	488,783
6.50%, 06/15/37	322	469,357
6.63%, 11/15/37	369	546,603
6.88%, 02/15/38	510	772,747

		29,702,366

Household Products & Wares — 0.2%
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	295	288,339
2.88%, 02/07/50 (Call 08/07/49)(a)	371	365,576
3.10%, 03/26/30 (Call 12/26/29)	645	700,089
3.20%, 04/25/29 (Call 01/25/29)	80	87,041
3.20%, 07/30/46 (Call 01/30/46)	234	244,031
3.95%, 11/01/28 (Call 08/01/28)(a)	60	68,668
6.63%, 08/01/37	296	445,622

		2,199,366

Insurance — 3.0%
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	663	733,225
3.63%, 06/15/23	388	414,306
3.63%, 11/15/24	643	706,239
4.75%, 01/15/49 (Call 07/15/48)	68	85,660
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)(a)	160	158,474
1.45%, 12/15/30 (Call 09/15/30)	385	359,987
3.15%, 06/15/23	222	234,707
3.28%, 12/15/26 (Call 09/15/26)(a)	315	347,429
3.85%, 08/10/49 (Call 02/10/49)(a)	391	442,315
4.20%, 12/15/46 (Call 06/15/46)	184	218,609
4.50%, 06/15/43	218	266,597
5.55%, 05/09/35	375	508,361
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)(a)	275	262,108
1.85%, 03/12/30 (Call 12/12/29)(a)	400	395,832
2.50%, 01/15/51 (Call 07/15/50)	315	280,400
2.85%, 10/15/50 (Call 04/15/50)	835	791,137
4.20%, 08/15/48 (Call 02/15/48)	1,003	1,182,868
4.25%, 01/15/49 (Call 07/15/48)	835	995,537
4.30%, 05/15/43	431	517,920
4.40%, 05/15/42	580	705,413
5.75%, 01/15/40	497	699,090
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	803	836,116
3.00%, 02/11/23	180	188,561
3.13%, 03/15/26 (Call 12/15/25)	59	64,641
4.50%, 02/11/43	385	475,972
Chubb Corp. (The), 6.00%, 05/11/37	153	215,026

Security	Par (000)	Value

Insurance (continued)
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)(a)	$420	$434,696
3.15%, 03/15/25	532	579,109
3.35%, 05/15/24	205	222,601
3.35%, 05/03/26 (Call 02/03/26)	155	170,289
4.35%, 11/03/45 (Call 05/03/45)	185	224,942
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	60	62,393
3.20%, 05/15/30 (Call 02/15/30)	198	211,256
3.75%, 04/01/26 (Call 01/01/26)	471	522,975
4.13%, 05/15/43 (Call 11/15/42)(a)	231	255,710
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	289	302,482
4.15%, 03/04/26	269	303,943
5.38%, 03/04/46	200	270,808
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	420	417,585
3.50%, 06/03/24 (Call 03/03/24)	291	313,643
3.50%, 03/10/25 (Call 12/10/24)	490	534,845
3.75%, 03/14/26 (Call 12/14/25)	229	254,531
3.88%, 03/15/24 (Call 02/15/24)	408	444,875
4.20%, 03/01/48 (Call 09/01/47)	425	502,350
4.35%, 01/30/47 (Call 07/30/46)	458	550,809
4.38%, 03/15/29 (Call 12/15/28)	669	774,501
4.75%, 03/15/39 (Call 09/15/38)	175	219,287
4.90%, 03/15/49 (Call 09/15/48)	378	493,003
MetLife Inc.
3.00%, 03/01/25(a)	405	437,234
3.60%, 04/10/24	378	411,279
3.60%, 11/13/25 (Call 08/13/25)(a)	185	204,484
4.05%, 03/01/45	579	669,961
4.13%, 08/13/42	391	453,748
4.55%, 03/23/30 (Call 12/23/29)(a)	290	340,796
4.60%, 05/13/46 (Call 11/13/45)(a)	405	501,649
4.88%, 11/13/43	510	653,764
5.70%, 06/15/35	501	680,102
5.88%, 02/06/41	295	414,292
6.38%, 06/15/34	467	661,524
6.50%, 12/15/32	281	394,642
Series D, 4.37%, 09/15/23	20	21,817
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)(a)	290	318,408
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/12/30)	346	338,789
3.70%, 05/15/29 (Call 02/15/29)	415	459,953
6.05%, 10/15/36	20	27,019
Progressive Corp. (The)
2.45%, 01/15/27	241	255,674
3.20%, 03/26/30 (Call 12/26/29)	224	243,421
3.95%, 03/26/50 (Call 09/26/49)	383	446,647
4.00%, 03/01/29 (Call 12/01/28)	360	411,505
4.13%, 04/15/47 (Call 10/15/46)	363	430,456
4.20%, 03/15/48 (Call 09/15/47)	290	347,748
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	325	330,246
2.10%, 03/10/30 (Call 12/10/29)	75	75,227
3.00%, 03/10/40 (Call 09/10/39)	250	250,210
3.50%, 05/15/24	728	793,418
3.70%, 03/13/51 (Call 09/13/50)	577	623,218
3.88%, 03/27/28 (Call 12/27/27)	186	211,426

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.91%, 12/07/47 (Call 06/07/47)	$463	$514,759
3.94%, 12/07/49 (Call 06/07/49)	658	735,966
4.35%, 02/25/50 (Call 08/25/49)	435	516,554
4.60%, 05/15/44	383	466,356
5.70%, 12/14/36	454	616,101
Prudential PLC, 3.13%, 04/14/30	65	69,179
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	240	219,686
3.75%, 05/15/46 (Call 11/15/45)	208	233,913
4.00%, 05/30/47 (Call 11/30/46)	427	498,975
4.05%, 03/07/48 (Call 09/07/47)	239	280,928
4.10%, 03/04/49 (Call 09/04/48)	335	400,091
5.35%, 11/01/40	385	525,067
6.25%, 06/15/37	449	644,207
Travelers Property Casualty Corp., 6.38%, 03/15/33	453	636,773

		37,920,375

Internet — 2.7%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)	700	674,254
2.70%, 02/09/41 (Call 08/09/40)	500	462,945
3.15%, 02/09/51 (Call 08/09/50)	300	283,563
3.25%, 02/09/61 (Call 08/09/60)	500	470,600
3.40%, 12/06/27 (Call 09/06/27)	1,295	1,409,154
3.60%, 11/28/24 (Call 08/28/24)	1,255	1,362,428
4.00%, 12/06/37 (Call 06/06/37)	285	309,895
4.20%, 12/06/47 (Call 06/06/47)	895	994,300
4.40%, 12/06/57 (Call 06/06/57)	500	575,710
4.50%, 11/28/34 (Call 05/28/34)(a)	255	292,296
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	135	133,770
0.80%, 08/15/27 (Call 06/15/27)	555	537,612
1.10%, 08/15/30 (Call 05/15/30)	1,130	1,049,906
1.90%, 08/15/40 (Call 02/15/40)	770	678,285
2.00%, 08/15/26 (Call 05/15/26)	1,313	1,377,061
2.05%, 08/15/50 (Call 02/15/50)	1,171	982,996
2.25%, 08/15/60 (Call 02/15/60)	1,055	878,245
3.38%, 02/25/24	774	840,038
Amazon.com Inc.
0.40%, 06/03/23	155	155,556
0.80%, 06/03/25 (Call 05/03/25)	123	123,150
1.20%, 06/03/27 (Call 04/03/27)	340	337,623
1.50%, 06/03/30 (Call 03/03/30)	1,152	1,109,583
2.40%, 02/22/23 (Call 01/22/23)	716	742,521
2.50%, 11/29/22 (Call 08/29/22)	926	953,650
2.50%, 06/03/50 (Call 12/03/49)	1,219	1,100,282
2.70%, 06/03/60 (Call 12/03/59)	835	755,141
2.80%, 08/22/24 (Call 06/22/24)(a)	913	979,220
3.15%, 08/22/27 (Call 05/22/27)	1,722	1,896,284
3.80%, 12/05/24 (Call 09/05/24)	564	625,634
3.88%, 08/22/37 (Call 02/22/37)(a)	1,335	1,542,179
4.05%, 08/22/47 (Call 02/22/47)	1,537	1,816,227
4.25%, 08/22/57 (Call 02/22/57)	1,085	1,322,398
4.80%, 12/05/34 (Call 06/05/34)	619	784,434
4.95%, 12/05/44 (Call 06/05/44)	674	888,811
5.20%, 12/03/25 (Call 09/03/25)	521	616,202
Baidu Inc.
3.50%, 11/28/22	654	680,297
3.63%, 07/06/27(a)	455	497,474
3.88%, 09/29/23 (Call 08/29/23)	550	586,333

Security	Par (000)	Value

Internet (continued)
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	$70	$72,968
3.55%, 03/15/28 (Call 12/15/27)	385	420,755
3.60%, 06/01/26 (Call 03/01/26)	487	537,799
3.65%, 03/15/25 (Call 12/15/24)	277	302,797
4.63%, 04/13/30 (Call 01/13/30)	723	847,132
TD Ameritrade Holding Corp.
2.75%, 10/01/29 (Call 07/01/29)	60	63,109
3.30%, 04/01/27 (Call 01/01/27)	723	791,699
3.63%, 04/01/25 (Call 01/01/25)	468	513,822

		34,376,138

Machinery — 1.8%
ABB Finance USA Inc., 2.88%, 05/08/22	668	685,261
Caterpillar Financial Services Corp.
0.45%, 09/14/23	395	396,197
0.65%, 07/07/23	450	453,154
0.80%, 11/13/25(a)	25	24,793
0.90%, 03/02/26	500	497,115
1.10%, 09/14/27	625	611,750
1.45%, 05/15/25	70	71,566
1.90%, 09/06/22	245	250,449
1.95%, 11/18/22	344	353,116
2.15%, 11/08/24	335	351,827
2.40%, 06/06/22	580	593,624
2.55%, 11/29/22	382	395,886
2.85%, 06/01/22(a)	444	456,769
2.85%, 05/17/24	294	314,251
3.25%, 12/01/24	25	27,227
3.45%, 05/15/23	467	496,692
3.65%, 12/07/23	245	265,624
3.75%, 11/24/23	418	453,961
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	350	340,998
2.60%, 09/19/29 (Call 06/19/29)	100	104,267
2.60%, 04/09/30 (Call 01/09/30)	26	27,095
3.25%, 09/19/49 (Call 03/19/49)	349	363,518
3.25%, 04/09/50 (Call 10/09/49)	667	697,902
3.40%, 05/15/24 (Call 02/15/24)	795	861,486
3.80%, 08/15/42	542	620,628
4.30%, 05/15/44 (Call 11/15/43)	229	278,288
4.75%, 05/15/64 (Call 11/15/63)(a)	317	425,569
5.20%, 05/27/41	446	591,338
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	546	557,160
2.75%, 04/15/25 (Call 03/15/25)	260	278,954
2.88%, 09/07/49 (Call 03/07/49)	260	256,248
3.10%, 04/15/30 (Call 01/15/30)	508	550,667
3.75%, 04/15/50 (Call 10/15/49)	537	612,024
3.90%, 06/09/42 (Call 12/09/41)	81	94,508
5.38%, 10/16/29(a)	441	554,849
John Deere Capital Corp.
0.40%, 10/10/23	130	130,270
0.45%, 01/17/24	500	500,190
0.70%, 01/15/26(a)	465	460,941
1.20%, 04/06/23	390	397,094
1.45%, 01/15/31	315	296,632
1.50%, 03/06/28	500	492,730
1.75%, 03/09/27	230	234,768
2.05%, 01/09/25	250	261,385
2.15%, 09/08/22	411	421,324

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
2.45%, 01/09/30	$435	$449,129
2.60%, 03/07/24	321	340,626
2.65%, 06/24/24	510	543,053
2.65%, 06/10/26	330	354,872
2.70%, 01/06/23	260	270,637
2.80%, 01/27/23	305	318,606
2.80%, 03/06/23	525	549,958
2.80%, 09/08/27	543	585,148
2.80%, 07/18/29	195	206,560
3.35%, 06/12/24	535	580,047
3.45%, 03/13/25	47	51,630
3.45%, 03/07/29	181	200,439
3.65%, 10/12/23	425	459,098
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)	315	376,456

		22,396,354

Manufacturing — 0.7%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	165	169,156
2.00%, 06/26/22(a)	530	540,886
2.00%, 02/14/25 (Call 01/14/25)	242	252,774
2.25%, 03/15/23 (Call 02/15/23)	586	606,627
2.25%, 09/19/26 (Call 06/19/26)	542	572,937
2.38%, 08/26/29 (Call 05/26/29)	418	429,019
2.65%, 04/15/25 (Call 03/15/25)	210	224,057
2.88%, 10/15/27 (Call 07/15/27)	395	426,963
3.00%, 08/07/25	306	332,007
3.05%, 04/15/30 (Call 01/15/30)(a)	200	215,506
3.13%, 09/19/46 (Call 03/19/46)(a)	377	384,242
3.25%, 02/14/24 (Call 01/14/24)(a)	118	126,757
3.25%, 08/26/49 (Call 02/26/49)(a)	477	493,919
3.38%, 03/01/29 (Call 12/01/28)	318	351,008
3.63%, 09/14/28 (Call 06/14/28)(a)	499	560,153
3.63%, 10/15/47 (Call 04/15/47)	210	232,453
3.70%, 04/15/50 (Call 10/15/49)	330	368,607
4.00%, 09/14/48 (Call 03/14/48)	517	605,423
5.70%, 03/15/37(a)	236	314,605
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	162	174,586
3.50%, 03/01/24 (Call 12/01/23)	336	362,228
3.90%, 09/01/42 (Call 03/01/42)	535	618,690
4.88%, 09/15/41 (Call 03/15/41)	270	346,702

		8,709,305

Media — 4.6%
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	430	490,024
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	845	785,909
1.95%, 01/15/31 (Call 10/15/30)	960	928,800
2.35%, 01/15/27 (Call 10/15/26)	824	863,882
2.45%, 08/15/52 (Call 02/15/52)	765	661,710
2.65%, 02/01/30 (Call 11/01/29)	720	742,594
2.65%, 08/15/62 (Call 02/15/62)(a)	525	458,461
2.80%, 01/15/51 (Call 07/15/50)	776	719,763
3.00%, 02/01/24 (Call 01/01/24)	605	646,219
3.10%, 04/01/25 (Call 03/01/25)	390	422,647
3.15%, 03/01/26 (Call 12/01/25)	944	1,029,432
3.15%, 02/15/28 (Call 11/15/27)	757	820,550
3.20%, 07/15/36 (Call 01/15/36)	508	532,420
3.25%, 11/01/39 (Call 05/01/39)	178	184,454

Security	Par (000)	Value

Media (continued)
3.30%, 02/01/27 (Call 11/01/26)	$652	$715,596
3.30%, 04/01/27 (Call 02/01/27)	431	473,406
3.38%, 02/15/25 (Call 11/15/24)(a)	385	420,324
3.38%, 08/15/25 (Call 05/15/25)	805	882,739
3.40%, 04/01/30 (Call 01/01/30)	950	1,034,835
3.40%, 07/15/46 (Call 01/15/46)	668	694,920
3.45%, 02/01/50 (Call 08/01/49)	843	880,758
3.55%, 05/01/28 (Call 02/01/28)	285	316,330
3.60%, 03/01/24	248	269,794
3.70%, 04/15/24 (Call 03/15/24)	729	794,705
3.75%, 04/01/40 (Call 10/01/39)	769	849,653
3.90%, 03/01/38 (Call 09/01/37)	566	638,199
3.95%, 10/15/25 (Call 08/15/25)	498	559,020
3.97%, 11/01/47 (Call 05/01/47)	769	867,747
4.00%, 08/15/47 (Call 02/15/47)	421	476,639
4.00%, 03/01/48 (Call 09/01/47)	409	463,610
4.00%, 11/01/49 (Call 05/01/49)	960	1,091,213
4.05%, 11/01/52 (Call 05/01/52)(a)	566	649,281
4.15%, 10/15/28 (Call 07/15/28)	1,666	1,916,400
4.20%, 08/15/34 (Call 02/15/34)	493	573,058
4.25%, 10/15/30 (Call 07/15/30)(a)	809	939,103
4.25%, 01/15/33	650	760,909
4.40%, 08/15/35 (Call 02/25/35)(a)	403	476,983
4.50%, 01/15/43	265	319,757
4.60%, 10/15/38 (Call 04/15/38)	1,382	1,681,396
4.60%, 08/15/45 (Call 02/15/45)	737	902,486
4.65%, 07/15/42	608	745,773
4.70%, 10/15/48 (Call 04/15/48)	1,542	1,930,862
4.75%, 03/01/44	524	652,380
4.95%, 10/15/58 (Call 04/15/58)	976	1,301,613
5.65%, 06/15/35	281	374,449
6.40%, 05/15/38(a)	204	295,006
6.45%, 03/15/37	275	394,562
6.50%, 11/15/35	280	400,417
6.95%, 08/15/37	314	475,572
7.05%, 03/15/33	410	584,594
NBCUniversal Media LLC
4.45%, 01/15/43	379	456,365
5.95%, 04/01/41	570	801,614
6.40%, 04/30/40	209	307,669
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	784	807,363
2.35%, 12/01/22(a)	690	712,094
2.95%, 06/15/27(a)	567	614,078
3.00%, 02/13/26(a)	580	628,378
3.00%, 07/30/46	424	419,794
3.15%, 09/17/25	518	563,921
3.70%, 12/01/42	480	524,885
4.13%, 06/01/44	525	607,236
Series B, 7.00%, 03/01/32	440	623,000
Series E, 4.13%, 12/01/41	436	503,170
Walt Disney Co. (The)
1.65%, 09/01/22	256	260,598
1.75%, 08/30/24 (Call 07/30/24)	965	998,235
1.75%, 01/13/26	466	478,633
2.00%, 09/01/29 (Call 06/01/29)	1,180	1,171,374
2.20%, 01/13/28	435	446,275
2.65%, 01/13/31	1,105	1,136,305
2.75%, 09/01/49 (Call 03/01/49)	1,082	1,010,599
3.00%, 09/15/22	424	439,395

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.35%, 03/24/25	$376	$409,592
3.50%, 05/13/40 (Call 11/13/39)	754	805,460
3.60%, 01/13/51 (Call 07/13/50)	1,601	1,726,951
3.70%, 09/15/24 (Call 06/15/24)	564	616,204
3.70%, 10/15/25 (Call 07/15/25)	329	363,986
3.70%, 03/23/27	300	336,876
3.80%, 03/22/30(a)	894	1,000,878
3.80%, 05/13/60 (Call 11/13/59)	372	409,446
4.63%, 03/23/40 (Call 09/23/39)	297	363,213
4.70%, 03/23/50 (Call 09/23/49)	662	837,748
4.75%, 09/15/44 (Call 03/15/44)	275	344,374
5.40%, 10/01/43(a)	116	156,642
6.15%, 02/15/41(a)	30	43,402
6.20%, 12/15/34	241	335,303
6.40%, 12/15/35	495	708,028
6.65%, 11/15/37	383	566,449

		58,626,487

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	777	802,323
3.25%, 06/15/25 (Call 03/15/25)	374	406,676
3.90%, 01/15/43 (Call 07/15/42)	240	259,982

		1,468,981

Mining — 0.4%
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	267	288,851
4.13%, 02/24/42	324	379,605
5.00%, 09/30/43	1,201	1,584,924
Rio Tinto Alcan Inc., 6.13%, 12/15/33(a)	450	623,758
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	564	624,980
5.20%, 11/02/40	584	768,842
7.13%, 07/15/28	321	433,501
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	351	411,446
4.75%, 03/22/42 (Call 09/22/41)	230	289,098

		5,405,005

Oil & Gas — 6.3%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)(a)	275	261,621
2.75%, 05/10/23(a)	546	571,689
2.77%, 11/10/50 (Call 05/10/50)	905	800,672
2.94%, 04/06/23	405	424,719
2.94%, 06/04/51 (Call 12/04/50)	960	874,848
3.00%, 02/24/50 (Call 08/24/49)	1,066	986,285
3.02%, 01/16/27 (Call 10/16/26)	554	595,107
3.12%, 05/04/26 (Call 02/04/26)	487	526,408
3.19%, 04/06/25 (Call 03/06/25)	243	262,671
3.22%, 11/28/23 (Call 09/28/23)	455	484,880
3.22%, 04/14/24 (Call 02/14/24)	511	548,237
3.38%, 02/08/61 (Call 08/08/60)	605	574,883
3.41%, 02/11/26 (Call 12/11/25)	200	219,708
3.54%, 04/06/27 (Call 02/06/27)	150	165,039
3.59%, 04/14/27 (Call 01/14/27)	341	376,505
3.63%, 04/06/30 (Call 01/06/30)	792	872,206
3.79%, 02/06/24 (Call 01/06/24)	441	478,132
3.80%, 09/21/25 (Call 07/21/25)	575	638,262
3.94%, 09/21/28 (Call 06/21/28)	390	438,075
4.23%, 11/06/28 (Call 08/06/28)	946	1,080,086

Security	Par (000)	Value

Oil & Gas (continued)
BP Capital Markets PLC
2.50%, 11/06/22	$605	$624,681
3.28%, 09/19/27 (Call 06/19/27)	909	989,974
3.51%, 03/17/25	525	575,495
3.54%, 11/04/24	460	504,132
3.72%, 11/28/28 (Call 08/28/28)	674	747,453
3.81%, 02/10/24	471	513,235
3.99%, 09/26/23	361	391,963
Burlington Resources LLC
5.95%, 10/15/36	303	408,632
7.20%, 08/15/31	290	408,648
7.40%, 12/01/31	155	222,828
Chevron Corp.
1.14%, 05/11/23	211	214,709
1.55%, 05/11/25 (Call 04/11/25)	1,335	1,369,229
2.00%, 05/11/27 (Call 03/11/27)	365	377,655
2.24%, 05/11/30 (Call 02/11/30)	852	856,933
2.36%, 12/05/22 (Call 09/05/22)	727	747,283
2.57%, 05/16/23 (Call 03/16/23)	750	781,718
2.90%, 03/03/24 (Call 01/03/24)	604	643,351
2.95%, 05/16/26 (Call 02/16/26)	1,176	1,270,727
2.98%, 05/11/40 (Call 11/11/39)	409	412,125
3.08%, 05/11/50 (Call 11/11/49)	555	542,318
3.19%, 06/24/23 (Call 03/24/23)	1,410	1,486,013
3.33%, 11/17/25 (Call 08/17/25)	531	583,596
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	215	212,897
1.02%, 08/12/27 (Call 06/12/27)	320	310,634
2.34%, 08/12/50 (Call 02/12/50)	530	451,730
3.85%, 01/15/28 (Call 10/15/27)	300	338,016
3.90%, 11/15/24 (Call 08/15/24)	20	22,065
5.05%, 11/15/44 (Call 05/15/44)	565	719,126
5.25%, 11/15/43 (Call 05/15/43)	35	45,979
6.00%, 03/01/41 (Call 09/01/40)	435	615,664
Conoco Funding Co., 7.25%, 10/15/31	355	504,512
ConocoPhillips
3.75%, 10/01/27 (Call 07/01/27)(d)	26	28,955
4.30%, 08/15/28 (Call 05/15/28)(d)	535	610,194
4.85%, 08/15/48 (Call 02/15/48)(d)	295	366,951
4.88%, 10/01/47 (Call 04/01/47)(d)	300	374,517
5.90%, 10/15/32	331	433,170
5.90%, 05/15/38	373	504,449
6.50%, 02/01/39	1,060	1,523,135
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	415	479,645
4.95%, 03/15/26 (Call 12/15/25)	188	219,490
5.95%, 03/15/46 (Call 09/15/45)	148	210,164
6.95%, 04/15/29	879	1,175,654
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	20	20,722
3.15%, 04/01/25 (Call 01/01/25)	330	354,823
3.90%, 04/01/35 (Call 10/01/34)	434	476,311
4.15%, 01/15/26 (Call 10/15/25)	193	218,356
4.38%, 04/15/30 (Call 01/15/30)	457	528,406
4.95%, 04/15/50 (Call 10/15/49)	300	372,552
Exxon Mobil Corp.
1.57%, 04/15/23	1,035	1,060,792
1.90%, 08/16/22	470	480,279
2.02%, 08/16/24 (Call 07/16/24)	624	652,267
2.28%, 08/16/26 (Call 06/16/26)(a)	596	626,241

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
2.44%, 08/16/29 (Call 05/16/29)(a)	$710	$727,743
2.61%, 10/15/30 (Call 07/15/30)	987	1,010,550
2.71%, 03/06/25 (Call 12/06/24)	799	851,646
2.73%, 03/01/23 (Call 01/01/23)	624	649,166
2.99%, 03/19/25 (Call 02/19/25)	1,200	1,292,556
3.00%, 08/16/39 (Call 02/16/39)	532	524,243
3.04%, 03/01/26 (Call 12/01/25)	1,175	1,276,003
3.10%, 08/16/49 (Call 02/16/49)	792	762,846
3.18%, 03/15/24 (Call 12/15/23)	560	599,642
3.29%, 03/19/27 (Call 01/19/27)	259	286,710
3.45%, 04/15/51 (Call 10/15/50)	1,107	1,131,022
3.48%, 03/19/30 (Call 12/19/29)	946	1,035,738
3.57%, 03/06/45 (Call 09/06/44)	620	647,416
4.11%, 03/01/46 (Call 09/01/45)	1,189	1,335,616
4.23%, 03/19/40 (Call 09/19/39)	933	1,068,919
4.33%, 03/19/50 (Call 09/19/49)	1,244	1,452,855
Shell International Finance BV
0.38%, 09/15/23(a)	120	120,068
2.00%, 11/07/24 (Call 10/07/24)	438	457,438
2.25%, 01/06/23	613	633,627
2.38%, 08/21/22	613	629,851
2.38%, 04/06/25 (Call 03/06/25)	180	190,300
2.38%, 11/07/29 (Call 08/07/29)	716	730,556
2.50%, 09/12/26	770	817,463
2.75%, 04/06/30 (Call 01/06/30)(a)	955	994,432
2.88%, 05/10/26	1,043	1,126,899
3.13%, 11/07/49 (Call 05/07/49)	690	674,572
3.25%, 05/11/25	617	672,795
3.25%, 04/06/50 (Call 10/06/49)	953	955,287
3.40%, 08/12/23(a)	833	890,702
3.50%, 11/13/23 (Call 10/13/23)	568	610,435
3.63%, 08/21/42	273	296,142
3.75%, 09/12/46	656	711,504
3.88%, 11/13/28 (Call 08/23/28)	832	940,143
4.00%, 05/10/46	884	991,883
4.13%, 05/11/35	743	857,682
4.38%, 05/11/45	1,364	1,615,999
4.55%, 08/12/43	591	712,001
5.50%, 03/25/40	505	681,891
6.38%, 12/15/38	1,074	1,552,650
Total Capital Canada Ltd., 2.75%, 07/15/23	546	574,425
Total Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	485	511,268
2.70%, 01/25/23	605	630,156
2.83%, 01/10/30 (Call 10/10/29)	600	630,906
2.99%, 06/29/41 (Call 12/29/40)	415	404,048
3.13%, 05/29/50 (Call 11/29/49)	1,049	1,008,131
3.39%, 06/29/60 (Call 12/29/59)(a)	103	101,028
3.46%, 02/19/29 (Call 11/19/28)	680	744,688
3.46%, 07/12/49 (Call 01/12/49)	636	649,852
3.70%, 01/15/24(a)	591	641,477
3.75%, 04/10/24	684	748,446
Total Capital SA, 3.88%, 10/11/28	745	840,881

		79,792,724

Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	329	340,854
3.14%, 11/07/29 (Call 08/07/29)	428	451,386
3.34%, 12/15/27 (Call 09/15/27)	294	317,664
4.08%, 12/15/47 (Call 06/15/47)	780	834,389

Security	Par (000)	Value

Oil & Gas Services (continued)
4.49%, 05/01/30 (Call 02/01/30)	$208	$239,662
Baker Hughes Holdings LLC, 5.13%, 09/15/40	264	323,598
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	70	70,930
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)(a)	140	142,570
3.65%, 12/01/23 (Call 09/01/23)	1,253	1,344,457

		4,065,510

Pharmaceuticals — 6.4%
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	49	49,388
2.80%, 05/15/30 (Call 02/15/30)(a)	117	120,542
3.25%, 03/01/25 (Call 12/01/24)(a)	408	439,343
3.40%, 05/15/24 (Call 02/15/24)	441	473,211
3.45%, 12/15/27 (Call 09/15/27)	270	296,055
4.25%, 03/01/45 (Call 09/01/44)(a)	255	286,299
4.30%, 12/15/47 (Call 06/15/47)	320	364,256
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	530	525,394
1.13%, 11/13/27 (Call 09/13/27)(a)	250	244,635
1.45%, 11/13/30 (Call 08/13/30)(a)	850	800,793
2.00%, 08/01/22	420	429,089
2.35%, 11/13/40 (Call 05/13/40)	345	319,291
2.55%, 11/13/50 (Call 05/13/50)	755	677,862
2.60%, 05/16/22	510	522,689
2.75%, 02/15/23 (Call 01/15/23)	209	217,791
2.90%, 07/26/24 (Call 06/26/24)	1,110	1,189,565
3.20%, 06/15/26 (Call 04/15/26)	881	965,664
3.25%, 08/15/22	379	393,603
3.25%, 02/20/23 (Call 01/20/23)	462	485,026
3.25%, 11/01/23(a)	334	357,397
3.25%, 02/27/27	537	593,235
3.25%, 08/01/42	430	452,012
3.40%, 07/26/29 (Call 04/26/29)	2,310	2,547,930
3.45%, 11/15/27 (Call 08/15/27)	350	389,504
3.55%, 08/15/22	757	788,991
3.88%, 08/15/25 (Call 05/15/25)	217	242,161
3.90%, 02/20/28 (Call 11/20/27)	925	1,047,054
4.13%, 06/15/39 (Call 12/15/38)	1,105	1,293,635
4.25%, 10/26/49 (Call 04/26/49)	1,977	2,344,129
4.35%, 11/15/47 (Call 05/15/47)	1,065	1,277,968
4.50%, 03/01/44 (Call 09/01/43)	169	207,228
4.55%, 02/20/48 (Call 08/20/47)	211	259,718
5.00%, 08/15/45 (Call 02/15/45)	311	402,798
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	519	441,949
2.35%, 05/15/22	342	349,579
2.50%, 09/15/60 (Call 03/15/60)(a)	220	188,500
2.75%, 06/01/25 (Call 03/01/25)	499	533,112
3.38%, 03/15/29 (Call 12/15/28)	751	828,068
3.95%, 03/15/49 (Call 09/15/48)	928	1,064,713
4.15%, 03/15/59 (Call 09/15/58)	533	637,495
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	700	732,431
3.38%, 05/15/23	643	682,268
3.63%, 05/15/25	527	582,562
3.88%, 05/15/28	995	1,127,534
4.20%, 03/18/43	244	291,900
5.38%, 04/15/34	451	597,530
6.38%, 05/15/38	1,394	2,033,902

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)	$345	$346,107
2.85%, 05/08/22	983	1,008,784
2.88%, 06/01/22 (Call 05/01/22)	519	532,556
3.00%, 06/01/24 (Call 05/01/24)	617	661,844
3.38%, 06/01/29 (Call 03/01/29)(a)	335	366,420
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	60	59,520
0.95%, 09/01/27 (Call 07/01/27)	170	166,207
1.30%, 09/01/30 (Call 06/01/30)(a)	980	927,511
2.05%, 03/01/23 (Call 01/01/23)	102	104,989
2.10%, 09/01/40 (Call 03/01/40)(a)	580	531,164
2.25%, 09/01/50 (Call 03/01/50)(a)	530	471,128
2.45%, 09/01/60 (Call 03/01/60)	405	359,446
2.63%, 01/15/25 (Call 11/15/24)	455	486,140
2.90%, 01/15/28 (Call 10/15/27)	915	994,184
2.95%, 03/03/27 (Call 12/03/26)	678	741,352
3.40%, 01/15/38 (Call 07/15/37)	557	615,240
3.50%, 01/15/48 (Call 07/15/47)	434	480,824
3.55%, 03/01/36 (Call 09/01/35)	570	645,593
3.63%, 03/03/37 (Call 09/03/36)	838	949,613
3.70%, 03/01/46 (Call 09/01/45)	833	947,138
3.75%, 03/03/47 (Call 09/03/46)	492	566,410
4.38%, 12/05/33 (Call 06/05/33)	512	629,335
4.50%, 09/01/40	287	359,674
4.50%, 12/05/43 (Call 06/05/43)	305	384,138
4.95%, 05/15/33	363	469,384
5.85%, 07/15/38	351	499,034
5.95%, 08/15/37	536	764,786
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	489	550,223
4.60%, 06/01/44 (Call 12/01/43)(a)	210	265,350
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(a)	230	228,010
1.45%, 06/24/30 (Call 03/24/30)(a)	230	218,725
2.35%, 06/24/40 (Call 12/24/39)	624	580,426
2.40%, 09/15/22 (Call 06/15/22)	475	486,523
2.45%, 06/24/50 (Call 12/24/49)	615	545,979
2.75%, 02/10/25 (Call 11/10/24)	1,108	1,183,831
2.80%, 05/18/23(a)	32	33,633
2.90%, 03/07/24 (Call 02/07/24)	493	526,371
3.40%, 03/07/29 (Call 12/07/28)	863	957,386
3.60%, 09/15/42 (Call 03/15/42)	394	435,551
3.70%, 02/10/45 (Call 08/10/44)	905	1,006,496
3.90%, 03/07/39 (Call 09/07/38)	480	550,138
4.00%, 03/07/49 (Call 09/07/48)	683	795,640
4.15%, 05/18/43	573	677,893
6.50%, 12/01/33	538	779,309
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	77	79,634
2.00%, 02/14/27 (Call 12/14/26)	573	592,459
2.20%, 08/14/30 (Call 05/14/30)	880	893,834
2.40%, 05/17/22 (Call 04/17/22)(a)	637	650,243
2.40%, 09/21/22	923	951,124
2.75%, 08/14/50 (Call 02/14/50)	585	563,530
3.10%, 05/17/27 (Call 02/17/27)	385	420,381
3.40%, 05/06/24	1,193	1,294,942
3.70%, 09/21/42	378	427,053
4.00%, 11/20/45 (Call 05/20/45)	695	815,235
4.40%, 05/06/44	680	838,256

Security	Par (000)	Value

Pharmaceuticals (continued)
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	$441	$441,930
1.70%, 05/28/30 (Call 02/28/30)(a)	635	616,883
2.55%, 05/28/40 (Call 11/28/39)	414	397,399
2.63%, 04/01/30 (Call 01/01/30)	895	936,573
2.70%, 05/28/50 (Call 11/28/49)(a)	406	379,655
2.75%, 06/03/26	516	557,492
2.95%, 03/15/24 (Call 02/15/24)	518	552,975
3.00%, 06/15/23	398	420,527
3.00%, 12/15/26(a)	577	632,040
3.20%, 09/15/23 (Call 08/15/23)	205	218,507
3.40%, 05/15/24	488	530,144
3.45%, 03/15/29 (Call 12/15/28)	596	659,396
3.60%, 09/15/28 (Call 06/15/28)	385	431,004
3.90%, 03/15/39 (Call 09/15/38)	353	403,871
4.00%, 12/15/36	590	691,704
4.00%, 03/15/49 (Call 09/15/48)	683	794,056
4.10%, 09/15/38 (Call 03/15/38)	352	411,199
4.13%, 12/15/46	699	821,695
4.20%, 09/15/48 (Call 03/15/48)	487	579,968
4.30%, 06/15/43	444	530,109
4.40%, 05/15/44	519	628,768
7.20%, 03/15/39	972	1,537,014
Pharmacia LLC, 6.60%, 12/01/28	539	715,221
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	703	746,959
3.63%, 06/19/28 (Call 03/19/28)	493	554,221
Wyeth LLC
5.95%, 04/01/37	851	1,184,175
6.00%, 02/15/36	366	508,780
6.45%, 02/01/24	407	471,819
6.50%, 02/01/34	487	695,723

		81,562,302

Pipelines — 0.1%
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	436	491,093
5.80%, 06/01/45 (Call 12/01/44)	320	403,376

		894,469

Private Equity — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	70	76,620

Real Estate Investment Trusts — 1.4%
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	230	229,850
2.45%, 01/15/31 (Call 10/15/30)	476	478,394
3.45%, 06/01/25 (Call 03/03/25)	440	480,335
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	387	400,483
3.15%, 07/01/29 (Call 04/01/29)	255	271,542
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)(a)	135	137,021
2.85%, 11/01/26 (Call 08/01/26)	60	64,105
3.00%, 04/15/23 (Call 01/15/23)	558	582,797
3.00%, 07/01/29 (Call 04/01/29)(a)	396	417,527
3.50%, 03/01/28 (Call 12/01/27)(a)	326	354,730
4.50%, 07/01/44 (Call 01/01/44)	377	456,698
Federal Realty Investment Trust
3.95%, 01/15/24 (Call 10/15/23)	275	296,769
4.50%, 12/01/44 (Call 06/01/44)(a)	69	79,278

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(a)	$555	$510,972
2.13%, 04/15/27 (Call 02/15/27)	180	185,652
2.13%, 10/15/50 (Call 04/15/50)(a)	335	277,725
2.25%, 04/15/30 (Call 01/15/30)	407	407,558
3.00%, 04/15/50 (Call 10/15/49)	278	272,379
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	255	251,542
2.37%, 09/15/22 (Call 08/15/22)	399	409,506
3.09%, 09/15/27 (Call 06/15/27)	345	374,667
3.39%, 05/01/29 (Call 02/01/29)	289	317,553
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	428	456,800
3.25%, 01/15/31 (Call 10/15/30)	738	791,379
3.65%, 01/15/28 (Call 10/15/27)	395	434,998
4.65%, 08/01/23 (Call 05/01/23)	472	510,784
4.65%, 03/15/47 (Call 09/15/46)(a)	276	338,006
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)	10	9,828
2.00%, 09/13/24 (Call 06/13/24)	364	377,301
2.20%, 02/01/31 (Call 11/01/30)	90	87,225
2.45%, 09/13/29 (Call 06/13/29)(a)	408	410,958
2.63%, 06/15/22 (Call 03/15/22)	230	234,540
2.65%, 07/15/30 (Call 04/15/30)(a)	252	255,221
2.75%, 02/01/23 (Call 11/01/22)	394	407,684
2.75%, 06/01/23 (Call 03/01/23)	687	714,672
3.25%, 11/30/26 (Call 08/30/26)	14	15,173
3.25%, 09/13/49 (Call 03/13/49)	770	742,126
3.30%, 01/15/26 (Call 10/15/25)	485	524,300
3.38%, 10/01/24 (Call 07/01/24)	675	727,090
3.38%, 06/15/27 (Call 03/15/27)	415	450,105
3.38%, 12/01/27 (Call 09/01/27)(a)	380	412,676
3.50%, 09/01/25 (Call 06/01/25)(a)	550	601,029
3.75%, 02/01/24 (Call 11/01/23)	360	388,058
3.80%, 07/15/50 (Call 01/15/50)	106	111,968
4.25%, 11/30/46 (Call 05/30/46)	70	78,473
4.75%, 03/15/42 (Call 09/15/41)(a)	86	102,742
6.75%, 02/01/40 (Call 11/01/39)	776	1,113,048

		17,553,267

Retail — 3.5%
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)(a)	370	371,336
1.60%, 04/20/30 (Call 01/20/30)	867	838,432
1.75%, 04/20/32 (Call 01/20/32)	625	603,150
2.30%, 05/18/22 (Call 04/18/22)	482	491,428
2.75%, 05/18/24 (Call 03/18/24)	609	649,785
3.00%, 05/18/27 (Call 02/18/27)(a)	869	951,677
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(a)	130	125,141
1.38%, 03/15/31 (Call 12/15/30)(a)	620	577,468
2.13%, 09/15/26 (Call 06/15/26)	608	637,227
2.38%, 03/15/51 (Call 09/15/50)	475	414,827
2.50%, 04/15/27 (Call 02/15/27)	478	507,373
2.63%, 06/01/22 (Call 05/01/22)	461	472,082
2.70%, 04/01/23 (Call 01/01/23)	754	785,796
2.70%, 04/15/30 (Call 01/15/30)(a)	530	556,309
2.80%, 09/14/27 (Call 06/14/27)	635	685,337
2.95%, 06/15/29 (Call 03/15/29)	523	560,065
3.00%, 04/01/26 (Call 01/01/26)	452	492,422
3.13%, 12/15/49 (Call 06/15/49)	665	674,536

Security	Par (000)	Value

Retail (continued)
3.30%, 04/15/40 (Call 10/15/39)	$685	$728,367
3.35%, 09/15/25 (Call 06/15/25)	541	594,570
3.35%, 04/15/50 (Call 10/15/49)	801	842,844
3.50%, 09/15/56 (Call 03/15/56)	388	417,116
3.75%, 02/15/24 (Call 11/15/23)	488	528,646
3.90%, 12/06/28 (Call 09/06/28)	623	714,774
3.90%, 06/15/47 (Call 12/15/46)	533	609,597
4.20%, 04/01/43 (Call 10/01/42)	451	535,770
4.25%, 04/01/46 (Call 10/01/45)	812	970,567
4.40%, 03/15/45 (Call 09/15/44)(a)	490	599,133
4.50%, 12/06/48 (Call 06/06/48)	727	910,182
4.88%, 02/15/44 (Call 08/15/43)	522	673,568
5.40%, 09/15/40 (Call 03/15/40)	180	241,996
5.88%, 12/16/36	1,322	1,836,985
5.95%, 04/01/41 (Call 10/01/40)	480	681,960
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)(a)	221	232,715
2.35%, 02/15/30 (Call 11/15/29)	205	210,193
2.50%, 04/15/26	843	904,252
3.38%, 04/15/29 (Call 01/15/29)	792	878,312
3.50%, 07/01/24	523	572,957
3.63%, 04/15/46	376	428,572
3.90%, 11/15/47 (Call 05/15/47)	566	674,808
4.00%, 07/01/42	405	488,458
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)(a)	698	734,498
2.50%, 05/15/23 (Call 02/15/23)	458	476,004
3.50%, 04/15/25 (Call 03/15/25)	703	769,581
3.75%, 04/15/27 (Call 02/15/27)(a)	298	333,784
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	345	356,140
2.38%, 09/24/29 (Call 06/24/29)(a)	435	454,123
2.55%, 04/11/23 (Call 01/11/23)(a)	758	787,623
2.65%, 12/15/24 (Call 10/15/24)	733	784,772
2.85%, 07/08/24 (Call 06/08/24)	475	509,894
2.95%, 09/24/49 (Call 03/24/49)(a)	543	549,581
3.05%, 07/08/26 (Call 05/08/26)	243	266,187
3.25%, 07/08/29 (Call 04/08/29)	400	442,680
3.30%, 04/22/24 (Call 01/22/24)	906	976,804
3.40%, 06/26/23 (Call 05/26/23)	286	304,550
3.55%, 06/26/25 (Call 04/26/25)	846	937,080
3.63%, 12/15/47 (Call 06/15/47)	580	653,086
3.70%, 06/26/28 (Call 03/26/28)	1,249	1,412,994
3.95%, 06/28/38 (Call 12/28/37)	800	934,872
4.00%, 04/11/43 (Call 10/11/42)	375	440,880
4.05%, 06/29/48 (Call 12/29/47)	1,485	1,786,217
4.30%, 04/22/44 (Call 10/22/43)	357	439,778
5.00%, 10/25/40	421	558,250
5.25%, 09/01/35	981	1,312,970
5.63%, 04/01/40	515	722,334
5.63%, 04/15/41	254	358,658
6.20%, 04/15/38	255	373,205
6.50%, 08/15/37	260	388,944
7.55%, 02/15/30	494	717,901

		44,454,123

Semiconductors — 2.9%
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	560	544,001
2.75%, 06/01/50 (Call 12/01/49)	472	448,848
3.30%, 04/01/27 (Call 01/01/27)	505	556,293

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.90%, 10/01/25 (Call 07/01/25)	$382	$427,443
4.35%, 04/01/47 (Call 10/01/46)	294	358,853
5.10%, 10/01/35 (Call 04/01/35)(a)	385	494,086
5.85%, 06/15/41	430	609,177
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	402	409,646
2.45%, 11/15/29 (Call 08/15/29)	988	1,017,936
2.60%, 05/19/26 (Call 02/19/26)	643	686,788
2.70%, 12/15/22	550	571,637
2.88%, 05/11/24 (Call 03/11/24)	763	816,280
3.10%, 07/29/22	635	657,320
3.10%, 02/15/60 (Call 08/15/59)	144	138,466
3.15%, 05/11/27 (Call 02/11/27)	420	459,787
3.25%, 11/15/49 (Call 05/15/49)	1,027	1,039,119
3.40%, 03/25/25 (Call 02/25/25)(a)	530	580,244
3.70%, 07/29/25 (Call 04/29/25)	1,043	1,157,115
3.73%, 12/08/47 (Call 06/08/47)	924	1,009,230
3.75%, 03/25/27 (Call 01/25/27)	370	415,973
3.90%, 03/25/30 (Call 12/25/29)	703	800,668
4.00%, 12/15/32	389	453,698
4.10%, 05/19/46 (Call 11/19/45)	540	621,497
4.10%, 05/11/47 (Call 11/11/46)	507	582,497
4.25%, 12/15/42	205	239,758
4.60%, 03/25/40 (Call 09/25/39)	311	378,608
4.75%, 03/25/50 (Call 09/25/49)	1,085	1,377,125
4.80%, 10/01/41	310	389,679
4.90%, 07/29/45 (Call 01/29/45)	267	342,019
4.95%, 03/25/60 (Call 09/25/59)	597	799,293
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	580	568,365
2.88%, 06/15/50 (Call 12/15/49)	49	47,139
3.13%, 06/15/60 (Call 12/15/59)	452	447,182
3.75%, 03/15/26 (Call 01/15/26)	510	569,660
3.80%, 03/15/25 (Call 12/15/24)(a)	160	176,229
4.00%, 03/15/29 (Call 12/15/28)	475	542,331
4.88%, 03/15/49 (Call 09/15/48)	447	584,658
NVIDIA Corp.
2.85%, 04/01/30 (Call 01/01/30)	821	870,662
3.20%, 09/16/26 (Call 06/16/26)	829	912,132
3.50%, 04/01/40 (Call 10/01/39)	658	719,589
3.50%, 04/01/50 (Call 10/01/49)	887	955,494
3.70%, 04/01/60 (Call 10/01/59)	255	282,043
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	1,622	1,569,609
1.65%, 05/20/32 (Call 02/20/32)	1,605	1,497,337
2.15%, 05/20/30 (Call 02/20/30)	461	462,125
2.60%, 01/30/23 (Call 12/30/22)	20	20,766
2.90%, 05/20/24 (Call 03/20/24)	46	49,134
3.25%, 05/20/27 (Call 02/20/27)	530	584,834
3.25%, 05/20/50 (Call 11/20/49)(a)	330	337,435
3.45%, 05/20/25 (Call 02/20/25)	165	181,002
4.30%, 05/20/47 (Call 11/20/46)	814	970,418
4.65%, 05/20/35 (Call 11/20/34)	211	259,984
4.80%, 05/20/45 (Call 11/20/44)	627	797,738
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	590	604,662
1.75%, 05/04/30 (Call 02/04/30)	654	634,916
2.25%, 05/01/23 (Call 02/01/23)	380	392,962
2.25%, 09/04/29 (Call 06/04/29)	425	432,510
2.90%, 11/03/27 (Call 08/03/27)	641	696,914

Security	Par (000)	Value

Semiconductors (continued)
3.88%, 03/15/39 (Call 09/15/38)	$133	$154,776
4.15%, 05/15/48 (Call 11/15/47)	876	1,058,611
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	573	567,597
2.95%, 06/01/24 (Call 04/01/24)	439	466,855

		36,798,753

Software — 2.3%
Adobe Inc.
1.70%, 02/01/23	454	465,468
1.90%, 02/01/25 (Call 01/01/25)	378	394,061
2.15%, 02/01/27 (Call 12/01/26)	574	601,701
2.30%, 02/01/30 (Call 11/01/29)	840	854,767
3.25%, 02/01/25 (Call 11/01/24)	740	802,397
Intuit Inc.
0.65%, 07/15/23	314	316,415
0.95%, 07/15/25 (Call 06/15/25)(a)	113	113,362
1.35%, 07/15/27 (Call 05/15/27)	420	415,527
1.65%, 07/15/30 (Call 04/15/30)(a)	212	203,842
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)(a)	824	854,076
2.13%, 11/15/22	395	406,534
2.38%, 05/01/23 (Call 02/01/23)	715	742,134
2.40%, 08/08/26 (Call 05/08/26)	56	59,605
2.53%, 06/01/50 (Call 12/01/49)	3,527	3,280,921
2.65%, 11/03/22 (Call 09/03/22)	670	691,755
2.68%, 06/01/60 (Call 12/01/59)	1,879	1,742,979
2.70%, 02/12/25 (Call 11/12/24)(a)	658	706,330
2.88%, 02/06/24 (Call 12/06/23)	997	1,061,735
2.92%, 03/17/52 (Call 09/17/51)	6,122	6,122,919
3.04%, 03/17/62 (Call 09/17/61)	1,699	1,705,354
3.13%, 11/03/25 (Call 08/03/25)	702	768,304
3.30%, 02/06/27 (Call 11/06/26)	1,505	1,672,793
3.45%, 08/08/36 (Call 02/08/36)	510	569,068
3.50%, 02/12/35 (Call 08/12/34)	1,058	1,191,964
3.63%, 12/15/23 (Call 09/15/23)	1,079	1,165,115
4.25%, 02/06/47 (Call 08/06/46)	20	24,772
4.50%, 02/06/57 (Call 08/06/56)	20	26,217
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)	719	758,739
3.70%, 04/11/28 (Call 01/11/28)	938	1,053,787

		28,772,641

Telecommunications — 0.8%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	200	206,842
3.13%, 07/16/22	440	453,499
3.63%, 04/22/29 (Call 01/22/29)(a)	450	490,019
4.38%, 07/16/42	579	670,430
4.38%, 04/22/49 (Call 10/22/48)	575	675,907
6.13%, 03/30/40	732	1,018,768
6.38%, 03/01/35	280	392,456
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	671	700,061
2.50%, 09/20/26 (Call 06/20/26)(a)	983	1,057,797
2.60%, 02/28/23	180	187,798
2.95%, 02/28/26	617	673,270
3.00%, 06/15/22	596	614,393
3.50%, 06/15/25	248	274,759
3.63%, 03/04/24	786	856,284
5.50%, 01/15/40	891	1,230,328

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.90%, 02/15/39(a)	$117	$167,178

		9,669,789

Transportation — 1.7%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	498	519,563
3.00%, 04/01/25 (Call 01/01/25)	280	301,669
3.05%, 09/01/22 (Call 06/01/22)	469	482,953
3.05%, 02/15/51 (Call 08/15/50)(a)	250	245,695
3.25%, 06/15/27 (Call 03/15/27)	424	463,733
3.30%, 09/15/51 (Call 03/15/51)	320	326,781
3.40%, 09/01/24 (Call 12/01/23)	499	541,540
3.55%, 02/15/50 (Call 08/15/49)	386	412,032
3.75%, 04/01/24 (Call 01/01/24)	355	384,564
3.85%, 09/01/23 (Call 06/01/23)	471	505,732
3.90%, 08/01/46 (Call 02/01/46)	333	371,202
4.05%, 06/15/48 (Call 12/15/47)	378	431,294
4.13%, 06/15/47 (Call 12/15/46)	430	495,915
4.15%, 04/01/45 (Call 10/01/44)(a)	497	572,877
4.15%, 12/15/48 (Call 06/15/48)	360	417,294
4.38%, 09/01/42 (Call 03/01/42)	110	130,284
4.40%, 03/15/42 (Call 09/15/41)	342	405,441
4.45%, 03/15/43 (Call 09/15/42)	387	466,931
4.55%, 09/01/44 (Call 03/01/44)	445	542,580
4.70%, 09/01/45 (Call 03/01/45)	308	381,470
4.90%, 04/01/44 (Call 10/01/43)	444	565,363
5.05%, 03/01/41 (Call 09/01/40)	332	422,868
5.15%, 09/01/43 (Call 03/01/43)	359	470,671
5.40%, 06/01/41 (Call 12/01/40)	245	323,620
5.75%, 05/01/40 (Call 11/01/39)	341	465,431
6.15%, 05/01/37(a)	245	342,387
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)(a)	270	235,254
2.75%, 03/01/26 (Call 12/01/25)	616	657,820
3.20%, 08/02/46 (Call 02/02/46)(a)	401	406,859
3.65%, 02/03/48 (Call 08/03/47)	256	277,151
4.45%, 01/20/49 (Call 07/20/48)	281	341,699
6.25%, 08/01/34	20	27,898
FedEx Corp., 2020-1, Class AA, 1.88%, 08/20/35	579	565,257
United Parcel Service Inc.
2.35%, 05/16/22 (Call 04/16/22)	275	280,514
2.40%, 11/15/26 (Call 08/15/26)	304	322,891
2.45%, 10/01/22	597	615,632
2.50%, 04/01/23 (Call 03/01/23)	725	754,391
2.80%, 11/15/24 (Call 09/15/24)	158	169,660
3.05%, 11/15/27 (Call 08/15/27)(a)	608	669,043

Security	Par/ Shares (000)	Value

Transportation (continued)
3.40%, 03/15/29 (Call 12/15/28)	$423	$466,446
3.40%, 11/15/46 (Call 05/15/46)(a)	250	266,197
3.40%, 09/01/49 (Call 03/01/49)(a)	343	364,798
3.75%, 11/15/47 (Call 05/15/47)	648	727,672
3.90%, 04/01/25 (Call 03/01/25)(a)	572	636,590
4.25%, 03/15/49 (Call 09/15/48)	88	105,852
4.45%, 04/01/30 (Call 01/01/30)	327	387,214
4.88%, 11/15/40 (Call 05/15/40)	321	407,580
5.20%, 04/01/40 (Call 10/01/39)(a)	313	412,234
5.30%, 04/01/50 (Call 10/01/49)	627	870,972
6.20%, 01/15/38(a)	567	816,763

		21,776,277

Total Corporate Bonds & Notes — 98.4% (Cost: $1,256,690,481)		1,253,019,268

Short-Term Investments

Money Market Funds — 7.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(e)(f)(g)	83,384	83,426,190
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	16,657	16,657,000

		100,083,190

Total Short-Term Investments — 7.9% (Cost: $100,074,058)		100,083,190

Total Investments in Securities — 106.3% (Cost: $1,356,764,539)		1,353,102,458

Other Assets, Less Liabilities — (6.3)%		(80,165,831)

Net Assets — 100.0%		$1,272,936,627

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Aaa - A Rated Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$57,109,372	$26,329,780	(a)	$—	$(6,051)	$(6,911)	$83,426,190	83,384	$77,349	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,417,000	6,240,000	(a)	—	—	—	16,657,000	16,657	2,196		—

					$(6,051)	$(6,911)	$100,083,190		$79,545		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$1,253,019,268	$—	$1,253,019,268
Money Market Funds	100,083,190	—	—	100,083,190

	$100,083,190	$1,253,019,268	$—	$1,353,102,458

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) April 30, 2021	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Lamar Media Corp., 4.00%, 02/15/30 (Call 02/15/25)	$50	$50,500

Aerospace & Defense — 1.3%
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	75	79,584
4.95%, 08/15/25 (Call 05/15/25)	50	54,558
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	225	246,656
5.90%, 02/01/27	95	109,606
5.95%, 02/01/37	125	150,181
6.88%, 05/01/25 (Call 04/01/25)	200	232,000
Moog Inc., 4.25%, 12/15/27 (Call 12/15/22)(a)	75	77,063
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	100	100,921
5.75%, 10/15/27 (Call 07/15/27)(a)	210	225,225
Signature Aviation U.S. Holdings Inc.
4.00%, 03/01/28 (Call 03/01/23)(a)	100	100,750
5.38%, 05/01/26 (Call 05/01/21)(a)	75	76,686
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	25	25,813
5.50%, 01/15/25 (Call 10/15/22)(a)	100	105,750

		1,584,793

Agriculture — 0.1%
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/23)(a)	35	36,137
Vector Group Ltd., 5.75%, 02/01/29 (Call 02/01/24)(a)	135	135,867

		172,004

Airlines — 2.1%
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	540	567,000
5.75%, 04/20/29(a)	480	514,320
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	175	176,546
3.75%, 10/28/29 (Call 07/28/29)	105	104,582
3.80%, 04/19/23 (Call 03/19/23)	125	128,600
4.38%, 04/19/28 (Call 01/19/28)	60	63,703
7.38%, 01/15/26 (Call 12/15/25)	225	264,291
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)	147	165,535
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	255	264,619
4.63%, 04/15/29 (Call 10/15/25)(a)	315	327,348

		2,576,544

Apparel — 0.8%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	175	184,236
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	125	133,848
5.38%, 05/15/25 (Call 05/15/22)(a)	135	142,087
Levi Strauss & Co.
3.50%, 03/01/31 (Call 03/01/26)(a)	80	79,800
5.00%, 05/01/25 (Call 05/01/21)	24	24,480
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(a)	30	31,763
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	100	101,440
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(a)	60	63,410
5.63%, 03/15/27 (Call 03/15/22)(a)	100	105,125

Security	Par (000)	Value

Apparel (continued)
Wolverine World Wide Inc.
5.00%, 09/01/26 (Call 09/01/21)(a)	$25	$25,500
6.38%, 05/15/25 (Call 05/15/22)(a)	75	80,060

		971,749

Auto Manufacturers — 2.3%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)	160	154,400
4.75%, 10/01/27 (Call 10/01/22)(a)	75	78,469
5.88%, 06/01/29 (Call 06/01/24)(a)	75	81,094
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	110	116,293
4.75%, 01/15/43	100	100,835
5.29%, 12/08/46 (Call 06/08/46)	50	52,645
7.45%, 07/16/31	110	141,487
8.50%, 04/21/23	185	207,200
9.00%, 04/22/25 (Call 03/22/25)	210	256,462
Ford Motor Credit Co. LLC
2.90%, 02/16/28 (Call 12/16/27)	75	73,500
2.98%, 08/03/22 (Call 07/03/22)	100	101,540
3.35%, 11/01/22	200	204,658
3.66%, 09/08/24	225	234,259
4.00%, 11/13/30 (Call 08/13/30)	210	214,462
4.13%, 08/17/27 (Call 06/17/27)	200	209,022
4.25%, 09/20/22	100	103,305
4.38%, 08/06/23	200	211,044
5.11%, 05/03/29 (Call 02/03/29)	200	218,440
5.13%, 06/16/25 (Call 05/16/25)	100	109,240

		2,868,355

Auto Parts & Equipment — 0.9%
Dana Financing Luxembourg Sarl
5.75%, 04/15/25 (Call 04/15/22)(a)	50	51,563
6.50%, 06/01/26 (Call 06/01/21)(a)	50	51,812
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	15	15,150
5.38%, 11/15/27 (Call 11/15/22)	130	138,381
5.63%, 06/15/28 (Call 06/15/23)	50	53,875
IHO Verwaltungs GmbH (5.50% PIK), 4.75%, 09/15/26 (Call 09/15/21)(a)(b)(c)	100	102,560
IHO Verwaltungs GmbH (6.75% PIK), 6.00%, 05/15/27 (Call 05/15/22)(a)(c)	200	210,550
Meritor Inc.
4.50%, 12/15/28 (Call 12/15/23)(a)	40	40,500
6.25%, 06/01/25 (Call 06/01/22)(a)(b)	60	64,192
Tenneco Inc.
5.13%, 04/15/29 (Call 04/15/24)(a)	130	129,025
7.88%, 01/15/29 (Call 01/15/24)(a)	90	101,335
ZF North America Capital Inc., 4.75%, 04/29/25(a)	175	188,769

		1,147,712

Banks — 3.1%
CIT Group Inc.
3.93%, 06/19/24 (Call 06/19/23)(d)	50	52,875
4.75%, 02/16/24 (Call 11/16/23)	50	54,375
5.00%, 08/15/22(b)	125	131,650
5.00%, 08/01/23	150	162,937
5.25%, 03/07/25 (Call 12/07/24)	50	56,438
6.13%, 03/09/28	100	121,288
Commerzbank AG, 8.13%, 09/19/23(a)	200	229,265

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23), (5 year USD Swap + 2.248%)(d)	$505	$524,167
4.50%, 04/01/25	250	270,270
Deutsche Bank AG/New York NY
3.73%, 01/14/32 (Call 01/14/31)(d)	210	208,102
5.88%, 07/08/31 (Call 04/08/30)(d)	100	114,795
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	125	177,656
Goldman Sachs Capital I, 6.35%, 02/15/34	180	247,455
Intesa Sanpaolo SpA
5.02%, 06/26/24(a)	345	374,763
5.71%, 01/15/26(a)	210	235,487
Popular Inc., 6.13%, 09/14/23 (Call 08/14/23)	50	53,823
Standard Chartered PLC, 7.01%, (Call 07/30/37)(a)(d)(e)	125	168,125
Synovus Financial Corp., 5.90%, 02/07/29 (Call 02/07/24)(d)	50	53,808
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30)(a)(d)	250	268,363
5.86%, 06/19/32 (Call 06/19/27)(a)(d)	125	138,570
7.30%, 04/02/34 (Call 04/02/29)(a)(d)	200	237,355

		3,881,567

Biotechnology — 0.1%
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(a)(b)	75	70,313

Building Materials — 1.0%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(a)	60	63,600
Builders FirstSource Inc., 6.75%, 06/01/27 (Call 06/01/22)(a)	147	158,084
Jeld-Wen Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	50	53,438
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)	50	50,125
Masonite International Corp., 5.38%, 02/01/28 (Call 02/01/23)(a)	110	116,050
Norbord Inc., 5.75%, 07/15/27 (Call 07/15/22)(a)	125	136,213
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)	175	164,032
4.38%, 07/15/30 (Call 07/15/25)(a)(b)	175	175,437
4.75%, 01/15/28 (Call 01/15/23)(a)	150	154,687
5.00%, 02/15/27 (Call 02/15/22)(a)	125	128,906

		1,200,572

Chemicals — 2.5%
Ashland LLC, 6.88%, 05/15/43 (Call 02/15/43)	50	62,875
CF Industries Inc.
3.45%, 06/01/23	150	156,885
4.95%, 06/01/43	125	145,627
5.15%, 03/15/34	95	111,150
5.38%, 03/15/44	125	152,902
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)(b)	50	51,625
4.25%, 10/15/28 (Call 10/15/23)	50	50,917
INEOS Quattro Finance 2 PLC, 3.38%, 01/15/26 (Call 01/15/23)(a)	200	199,750
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(a)	115	114,549
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)(b)	130	137,181
5.25%, 12/15/29 (Call 09/15/29)(b)	100	105,625
5.65%, 12/01/44 (Call 06/01/44)(b)	50	50,895
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(a)	50	52,425
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)	51	50,490
4.88%, 06/01/24 (Call 03/03/24)(a)	210	221,395
5.00%, 05/01/25 (Call 01/31/25)(a)	60	63,750

Security	Par (000)	Value

Chemicals (continued)
5.25%, 06/01/27 (Call 03/03/27)(a)	$160	$170,000
OCI NV, 5.25%, 11/01/24 (Call 11/01/21)(a)	181	188,064
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	50	52,625
5.13%, 09/15/27 (Call 03/15/22)	100	104,402
5.63%, 08/01/29 (Call 08/01/24)	135	146,164
9.50%, 06/01/25 (Call 03/01/25)(a)	100	125,375
SPCM SA, 4.88%, 09/15/25 (Call 09/15/21)(a)	200	205,066
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)	80	78,200
4.25%, 02/15/30 (Call 02/15/25)(a)	100	102,498
WR Grace & Co.-Conn, 4.88%, 06/15/27 (Call 06/12/23)(a)	135	140,737
WR Grace & Co-Conn, 5.63%, 10/01/24(a)	50	55,563

		3,096,735

Coal — 0.0%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 05/01/21)(a)	50	47,250

Commercial Services — 2.8%
ADT Security Corp. (The)
3.50%, 07/15/22	125	127,969
4.13%, 06/15/23	100	104,740
4.88%, 07/15/32(a)	100	104,666
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(a)	75	75,000
4.63%, 10/01/27 (Call 10/01/22)(a)	75	77,438
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(a)	85	88,400
Autopistas Metropolitanas de Puerto Rico LLC, 6.75%, 06/30/35(a)	68	65,182
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(a)	100	104,250
5.50%, 07/15/25 (Call 06/18/22)(a)	50	52,750
CoreCivic Inc., 8.25%, 04/15/26 (Call 04/15/24)	50	50,250
Garda World Security Corp., 4.63%, 02/15/27 (Call 02/15/23)(a)	85	85,000
Gartner Inc.
3.75%, 10/01/30 (Call 10/01/25)(a)	100	100,250
4.50%, 07/01/28 (Call 07/01/23)(a)	160	168,203
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/21)(a)	75	78,375
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)	70	72,877
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)	175	169,094
5.25%, 04/15/24(a)	100	106,750
5.75%, 04/15/26(a)(b)	225	246,112
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	150	145,125
4.63%, 12/15/27 (Call 12/15/22)	75	79,688
5.13%, 06/01/29 (Call 06/01/24)(b)	150	161,938
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)	90	87,863
United Rentals North America Inc.
3.88%, 02/15/31 (Call 08/15/25)	170	171,085
4.00%, 07/15/30 (Call 07/15/25)	125	128,197
4.88%, 01/15/28 (Call 01/15/23)	270	285,862
5.25%, 01/15/30 (Call 01/15/25)	110	120,312
5.50%, 05/15/27 (Call 05/15/22)	160	170,600
5.88%, 09/15/26 (Call 09/15/21)	160	167,000
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	65	64,116

		3,459,092

Computers — 1.5%
Booz Allen Hamilton Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)	100	99,750

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	$125	$123,881
Dell Inc.
5.40%, 09/10/40	40	45,700
6.50%, 04/15/38	75	94,125
Dell International LLC/EMC Corp., 7.13%, 06/15/24 (Call 06/15/21)(a)	150	154,035
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	190	196,897
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)(a)	135	129,884
3.38%, 07/15/31 (Call 01/15/26)(a)	70	67,399
4.09%, 06/01/29 (Call 03/01/29)(a)(b)	50	51,215
4.13%, 01/15/31 (Call 10/15/30)(a)	100	101,174
4.75%, 06/01/23	75	80,517
4.75%, 01/01/25	50	54,375
4.88%, 03/01/24 (Call 01/01/24)	125	135,000
4.88%, 06/01/27 (Call 03/01/27)	75	83,441
5.75%, 12/01/34 (Call 06/01/34)	50	57,240
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	375	415,781

		1,890,414

Cosmetics & Personal Care — 0.3%
Avon Products Inc., 6.50%, 03/15/23	85	91,163
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)	60	59,850
5.50%, 06/01/28 (Call 06/01/23)(a)(b)	170	180,625

		331,638

Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co. Inc., 4.00%, 01/15/28 (Call 01/15/23)(a)	125	126,875
Avient Corp.
5.25%, 03/15/23	50	53,750
5.75%, 05/15/25 (Call 05/15/22)(a)	150	158,241
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/22)(a)	50	54,000
Resideo Funding Inc., 6.13%, 11/01/26 (Call 11/01/21)(a)(b)	50	52,750
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/22)(a)	100	104,497

		550,113

Diversified Financial Services — 3.5%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(d)	50	52,185
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/20/25)	175	200,534
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 12/31/21)(a)	75	77,344
6.63%, 03/15/26 (Call 03/15/22)	50	52,810
Genworth Mortgage Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	125	135,739
goeasy Ltd.
4.38%, 05/01/26 (Call 04/27/23)(a)	45	45,506
5.38%, 12/01/24 (Call 12/01/21)(a)	100	103,625
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.25%, 06/03/26 (Call 06/01/22)(a)	100	104,750
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(a)	150	150,000
4.63%, 11/15/27 (Call 11/15/22)(a)	75	78,188
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	105	102,835
5.00%, 03/15/27 (Call 09/15/26)	125	125,938
5.50%, 01/25/23	125	130,781
5.63%, 08/01/33	75	70,181
5.88%, 10/25/24	75	78,876
6.13%, 03/25/24	152	160,550
6.50%, 06/15/22	114	119,415

Security	Par (000)	Value

Diversified Financial Services (continued)
6.75%, 06/25/25	$100	$108,825
6.75%, 06/15/26(b)	75	81,000
7.25%, 09/25/23	100	108,750
OneMain Finance Corp.
4.00%, 09/15/30 (Call 09/15/25)	145	140,288
5.38%, 11/15/29 (Call 05/15/29)	125	134,814
5.63%, 03/15/23	125	133,281
6.13%, 05/15/22	65	68,006
6.13%, 03/15/24 (Call 09/15/23)	210	226,800
6.63%, 01/15/28 (Call 07/15/27)	150	170,625
6.88%, 03/15/25	150	170,437
7.13%, 03/15/26	268	313,225
8.88%, 06/01/25 (Call 06/01/22)	150	165,938
PRA Group Inc., 7.38%, 09/01/25 (Call 09/01/22)(a)	45	48,206
Quicken Loans LLC, 5.25%, 01/15/28 (Call 01/15/23)(a)	155	163,525
Quicken Loans LLC/Quicken Loans Co-Issuer Inc.
3.63%, 03/01/29 (Call 03/09/23)(a)	175	170,187
3.88%, 03/01/31 (Call 03/01/26)(a)	175	170,187
SLM Corp., 4.20%, 10/29/25 (Call 09/29/25)	90	94,500
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(a)	60	64,200

		4,322,051

Electric — 4.9%
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)	175	167,099
4.50%, 02/15/28 (Call 02/15/23)(a)	175	176,872
5.25%, 06/01/26 (Call 06/01/21)(a)	140	143,717
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)	155	152,782
4.75%, 03/15/28 (Call 03/15/23)(a)	135	141,364
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	50	53,790
4.35%, 04/15/29 (Call 01/15/29)	80	86,754
Electricite de France SA
5.25%, (Call 01/29/23)(a)(d)(e)	345	360,653
5.63%, (Call 01/22/24)(a)(d)(e)	275	295,625
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26)(d)	125	144,700
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	150	151,125
2.65%, 03/01/30 (Call 12/01/29)	125	122,187
Series A, 1.60%, 01/15/26 (Call 12/15/25)	75	72,937
Series B, 2.25%, 09/01/30 (Call 06/01/30)	75	70,688
Series B, 4.40%, 07/15/27 (Call 04/15/27)	200	219,000
Series B, 4.75%, 03/15/23 (Call 12/15/22)	175	185,596
Series C, 3.40%, 03/01/50 (Call 09/01/49)	135	124,537
Series C, 5.35%, 07/15/47 (Call 01/15/47)	150	174,000
Series C, 7.38%, 11/15/31	160	216,487
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(a)	100	102,597
4.55%, 04/01/49 (Call 10/01/48)(a)	125	139,373
5.45%, 07/15/44 (Call 01/15/44)(a)	75	90,874
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)	75	78,443
4.25%, 07/15/24 (Call 04/15/24)(a)	100	106,000
4.50%, 09/15/27 (Call 06/15/27)(a)	100	107,952
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)(b)	115	112,556
3.63%, 02/15/31 (Call 02/15/26)(a)	170	166,550
5.25%, 06/15/29 (Call 06/15/24)(a)	125	133,906
5.75%, 01/15/28 (Call 01/15/23)	100	106,250
6.63%, 01/15/27 (Call 07/15/21)	210	218,862

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
7.25%, 05/15/26 (Call 05/15/21)	$100	$103,547
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)	125	126,562
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)	175	183,312
5.25%, 07/01/30 (Call 06/15/25)	160	170,800
Talen Energy Supply LLC
6.63%, 01/15/28 (Call 01/15/23)(a)	50	50,250
7.25%, 05/15/27 (Call 05/15/22)(a)	120	123,300
7.63%, 06/01/28 (Call 06/01/23)(a)	85	88,107
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 03/01/22)(a)	50	51,250
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)(b)	75	77,940
6.50%, 03/15/40	50	57,250
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/22)(a)	230	238,287
5.50%, 09/01/26 (Call 09/01/21)(a)	125	129,141
5.63%, 02/15/27 (Call 02/15/22)(a)	190	197,600

		6,020,622

Electrical Components & Equipment — 0.1%
EnerSys
4.38%, 12/15/27 (Call 09/15/27)(a)	61	63,897
5.00%, 04/30/23 (Call 01/30/23)(a)	50	52,313

		116,210

Electronics — 0.9%
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)	275	285,642
Ingram Micro Inc., 5.45%, 12/15/24 (Call 09/15/24)	75	85,728
Sensata Technologies BV
4.00%, 04/15/29 (Call 03/18/24)(a)	175	176,085
4.88%, 10/15/23(a)	75	80,550
5.00%, 10/01/25(a)	110	122,100
5.63%, 11/01/24(a)	75	83,625
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	125	124,130
4.38%, 02/15/30 (Call 11/15/29)(a)	75	78,413
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(a)	70	70,088

		1,106,361

Energy - Alternate Sources — 0.4%
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)	100	102,625
4.75%, 01/15/30 (Call 01/15/25)(a)	100	104,125
5.00%, 01/31/28 (Call 07/31/27)(a)	130	139,425
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	99	114,086

		460,261

Engineering & Construction — 0.7%
AECOM
5.13%, 03/15/27 (Call 12/15/26)	150	166,875
5.88%, 10/15/24 (Call 07/15/24)	100	112,250
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(a)	50	51,136
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	75	76,125
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	75	77,423
4.25%, 09/15/28 (Call 06/15/28)	100	102,980
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)	100	104,250
TopBuild Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)	65	64,350
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(a)	75	77,437

		832,826

Security	Par (000)	Value

Entertainment — 1.0%
Cinemark USA Inc., 8.75%, 05/01/25 (Call 05/01/22)(a)	$50	$54,438
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(a)	100	103,041
6.25%, 01/15/27 (Call 07/15/26)(a)	200	224,688
6.50%, 02/15/25 (Call 08/15/24)(a)	325	359,937
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)	150	156,750
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	100	106,125
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)	125	117,344
3.88%, 07/15/30 (Call 07/15/25)(a)	100	101,250

		1,223,573

Environmental Control — 0.5%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/22)(a)	110	114,538
5.13%, 07/15/29 (Call 07/15/24)(a)(b)	50	53,894
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)	130	125,157
3.75%, 08/01/25 (Call 08/01/22)(a)	100	101,750
4.25%, 06/01/25 (Call 06/01/22)(a)	75	77,250
5.13%, 12/15/26 (Call 12/15/22)(a)	100	104,750
Stericycle Inc., 3.88%, 01/15/29 (Call 11/15/23)(a)	80	79,800

		657,139

Food — 2.5%
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	260	274,884
3.75%, 04/01/30 (Call 01/01/30)	100	107,005
3.88%, 05/15/27 (Call 02/15/27)	125	136,128
4.00%, 06/15/23 (Call 05/15/23)	100	106,679
4.25%, 03/01/31 (Call 12/01/30)	145	159,889
4.38%, 06/01/46 (Call 12/01/45)	300	321,511
4.63%, 01/30/29 (Call 10/30/28)	100	112,676
4.63%, 10/01/39 (Call 04/01/39)	50	55,853
4.88%, 10/01/49 (Call 04/01/49)	150	172,123
5.00%, 06/04/42	230	265,637
5.20%, 07/15/45 (Call 01/15/45)	180	212,960
5.50%, 06/01/50 (Call 12/01/49)	100	124,236
6.50%, 02/09/40	85	112,338
6.75%, 03/15/32	75	99,034
6.88%, 01/26/39	80	109,794
7.13%, 08/01/39(a)	50	70,887
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)	150	155,625
4.88%, 11/01/26 (Call 11/01/21)(a)	160	166,000
4.88%, 05/15/28 (Call 11/15/27)(a)	91	100,328
Pilgrim’s Pride Corp.
4.25%, 04/15/31 (Call 04/15/26)(a)	135	136,392
5.88%, 09/30/27 (Call 09/30/22)(a)	125	132,656

		3,132,635

Forest Products & Paper — 0.1%
Clearwater Paper Corp., 4.75%, 08/15/28 (Call 08/15/23)(a)	75	75,568

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	145	161,131
5.63%, 05/20/24 (Call 03/20/24)	50	55,625
5.75%, 05/20/27 (Call 02/20/27)	70	78,274
5.88%, 08/20/26 (Call 05/20/26)	100	111,875

		406,905

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products — 0.6%
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/23)(a)(b)	$250	$261,875
Hill-Rom Holdings Inc., 4.38%, 09/15/27 (Call 09/15/22)(a)(b)	75	77,625
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)	170	167,025
4.63%, 02/01/28 (Call 02/01/23)(a)	50	52,750
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)	100	103,250
4.63%, 11/15/27 (Call 11/15/22)	125	132,935

		795,460

Health Care - Services — 4.5%
Centene Corp.
2.50%, 03/01/31 (Call 12/01/30)	375	358,534
3.00%, 10/15/30 (Call 07/15/30)	327	324,548
3.38%, 02/15/30 (Call 02/15/25)	300	301,125
4.25%, 12/15/27 (Call 12/15/22)	375	393,041
4.63%, 12/15/29 (Call 12/15/24)	545	589,962
5.38%, 06/01/26 (Call 06/01/21)(a)	225	234,405
5.38%, 08/15/26 (Call 08/15/21)(a)	125	131,125
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)	75	76,313
4.00%, 03/15/31 (Call 03/15/26)(a)	60	61,800
4.25%, 05/01/28 (Call 05/01/23)(a)	125	130,165
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	470	483,089
5.38%, 02/01/25	400	445,772
5.38%, 09/01/26 (Call 03/01/26)	121	137,379
5.63%, 09/01/28 (Call 03/01/28)	250	291,563
5.88%, 05/01/23	175	190,982
5.88%, 02/15/26 (Call 08/15/25)	330	379,087
5.88%, 02/01/29 (Call 08/01/28)	175	206,500
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/21)(a)	210	217,112
5.00%, 05/15/27 (Call 05/15/22)(a)(b)	210	219,713
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	75	81,750
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)	90	92,700
4.38%, 06/15/28 (Call 06/15/23)(a)	160	164,400
5.38%, 11/15/22 (Call 08/15/22)	125	131,094

		5,642,159

Holding Companies - Diversified — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)(a)	170	164,886
4.75%, 09/15/24 (Call 06/15/24)	140	146,706
5.25%, 05/15/27 (Call 11/15/26)(a)	65	66,300
5.25%, 05/15/27 (Call 11/15/26)	110	112,200
6.25%, 05/15/26 (Call 05/15/22)	195	205,549
6.75%, 02/01/24 (Call 02/01/22)	50	51,063

		746,704

Home Builders — 1.3%
KB Home
4.80%, 11/15/29 (Call 05/15/29)	50	53,875
6.88%, 06/15/27 (Call 12/15/26)	35	41,300
7.63%, 05/15/23 (Call 11/15/22)	100	108,750
M/I Homes Inc.
4.95%, 02/01/28 (Call 02/01/23)	75	78,866
5.63%, 08/01/25 (Call 08/01/21)	25	25,813
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)	80	80,800
5.25%, 12/15/27 (Call 12/15/22)(a)	75	78,563

Security	Par (000)	Value

Home Builders (continued)
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)	$65	$66,821
5.13%, 06/06/27 (Call 12/06/26)(b)	25	28,000
6.00%, 06/01/25 (Call 03/01/25)	100	112,750
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)	75	82,609
5.75%, 01/15/28 (Call 10/15/27)(a)	100	112,875
5.88%, 06/15/27 (Call 03/15/27)(a)	75	85,125
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(a)	50	54,125
5.88%, 04/15/23 (Call 01/15/23)(a)	25	26,844
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(b)	85	90,482
4.35%, 02/15/28 (Call 11/15/27)	50	55,000
4.38%, 04/15/23 (Call 01/15/23)	50	52,500
4.88%, 11/15/25 (Call 08/15/25)	25	27,969
4.88%, 03/15/27 (Call 12/15/26)(b)	125	141,406
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	75	83,381
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	35	37,625
5.70%, 06/15/28 (Call 12/15/27)	75	83,269

		1,608,748

Home Furnishings — 0.2%
Tempur Sealy International Inc.
4.00%, 04/15/29 (Call 04/15/24)(a)	140	141,796
5.50%, 06/15/26 (Call 06/15/21)	50	51,522

		193,318

Household Products & Wares — 0.2%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)	85	83,619
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	75	77,360
4.13%, 04/30/31 (Call 04/30/26)(a)	70	69,650
5.13%, 02/01/28 (Call 01/01/23)	50	53,000

		283,629

Housewares — 0.7%
Newell Brands Inc.
4.35%, 04/01/23 (Call 02/01/23)	175	184,452
4.70%, 04/01/26 (Call 01/01/26)	305	340,075
4.88%, 06/01/25 (Call 05/01/25)	50	55,250
5.88%, 04/01/36 (Call 10/01/35)	75	93,165
6.00%, 04/01/46 (Call 10/01/45)	110	140,561

		813,503

Insurance — 0.6%
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28)(d)	60	67,800
Enstar Finance LLC, 5.75%, 09/01/40 (Call 09/01/25)(d)	50	52,750
Liberty Mutual Group Inc.
4.30%, 02/01/61 (Call 02/03/26)(a)	150	137,779
7.80%, 03/07/87(a)	25	32,400
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	100	105,500
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	50	57,500
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	75	78,937
4.88%, 03/15/27 (Call 09/15/26)	85	90,100
6.63%, 03/15/25 (Call 09/15/24)	75	84,844

		707,610

Internet — 2.3%
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(a)	125	124,219

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)	$150	$146,073
5.25%, 12/01/27 (Call 06/01/22)(a)	110	115,087
Match Group Holdings II LLC
4.13%, 08/01/30 (Call 05/01/25)(a)	85	85,319
4.63%, 06/01/28 (Call 06/01/23)(a)	75	77,438
5.00%, 12/15/27 (Call 12/15/22)(a)	75	78,937
5.63%, 02/15/29 (Call 02/15/24)(a)	50	54,000
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)	125	134,415
4.38%, 11/15/26	125	141,025
4.88%, 04/15/28	245	282,056
4.88%, 06/15/30 (Call 03/15/30)(a)	150	174,000
5.38%, 11/15/29(a)	175	207,812
5.88%, 02/15/25	114	131,812
5.88%, 11/15/28	310	377,185
6.38%, 05/15/29	129	161,895
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)	75	75,938
5.00%, 04/15/25 (Call 04/15/22)(a)	150	151,938
Rakuten Group Inc., 6.25%, (Call 04/22/31)(a)(d)(e)	200	205,000
Twitter Inc., 3.88%, 12/15/27 (Call 09/15/27)(a)(b)	120	126,300

		2,850,449

Iron & Steel — 0.7%
ArcelorMittal SA
4.25%, 07/16/29	117	127,117
4.55%, 03/11/26	155	172,093
6.13%, 06/01/25	25	28,990
7.00%, 03/01/41	65	90,265
7.25%, 10/15/39	110	155,142
Carpenter Technology Corp., 6.38%, 07/15/28 (Call 07/15/23)	95	104,186
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	35	35,000
4.88%, 05/15/23 (Call 02/15/23)(b)	90	94,050
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 10/01/21)(a)	25	25,250
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(a)	70	77,530

		909,623

Leisure Time — 1.1%
Carnival Corp., 11.50%, 04/01/23 (Call 01/01/23)(a)	620	712,504
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (Call 03/01/23)(a)	190	218,120
11.50%, 06/01/25 (Call 06/01/22)(a)	375	434,415
Silversea Cruise Finance Ltd., 7.25%, 02/01/25 (Call 02/01/22)(a)	50	51,745

		1,416,784

Lodging — 2.0%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	255	250,772
3.75%, 05/01/29 (Call 05/01/24)(a)	135	135,338
4.00%, 05/01/31 (Call 05/01/26)(a)	185	186,850
4.88%, 01/15/30 (Call 01/15/25)	125	133,284
5.38%, 05/01/25 (Call 05/01/22)(a)	100	105,315
5.75%, 05/01/28 (Call 05/01/23)(a)	100	107,500
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/22)	40	41,550
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(a)	75	79,594

Security	Par (000)	Value

Lodging (continued)
MGM Resorts International
4.75%, 10/15/28 (Call 07/15/28)	$100	$105,488
5.50%, 04/15/27 (Call 01/15/27)	125	136,406
5.75%, 06/15/25 (Call 03/15/25)	150	165,187
6.00%, 03/15/23	210	224,700
6.75%, 05/01/25 (Call 05/01/22)	127	136,207
Travel & Leisure Co.
6.00%, 04/01/27 (Call 01/01/27)	110	122,925
6.63%, 07/31/26 (Call 04/30/26)(a)	120	137,550
Travel + Leisure Co.
4.63%, 03/01/30 (Call 12/01/29)(a)	50	52,000
5.65%, 04/01/24 (Call 02/01/24)	50	54,375
6.60%, 10/01/25 (Call 07/01/25)	75	84,852
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(a)	75	77,415
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/23 (Call 02/28/23)(a)	100	102,625

		2,439,933

Machinery — 0.3%
BWX Technologies Inc.
4.13%, 06/30/28 (Call 06/30/23)(a)	75	76,312
4.13%, 04/15/29 (Call 04/15/24)(a)	45	46,238
Colfax Corp., 6.38%, 02/15/26 (Call 02/15/22)(a)	131	138,860
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(a)	75	77,110
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(a)	75	77,493

		416,013

Manufacturing — 0.4%
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(a)	50	51,000
5.63%, 07/01/27 (Call 07/01/22)(a)	75	79,500
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/15/21)	75	79,313
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)	40	39,650
5.00%, 09/15/26 (Call 07/15/26)	75	83,062
5.75%, 06/15/25 (Call 06/15/22)	75	80,344
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	67	70,769

		483,638

Media — 6.7%
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	160	158,000
4.75%, 08/01/25 (Call 08/01/21)(b)	125	128,750
5.00%, 04/01/24 (Call 04/01/22)	55	55,743
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)	250	250,000
4.50%, 08/15/30 (Call 02/15/25)(a)	275	279,782
4.50%, 05/01/32 (Call 05/01/26)(a)	310	313,100
4.50%, 06/01/33 (Call 06/01/27)(a)	80	80,626
4.75%, 03/01/30 (Call 09/01/24)(a)	325	339,219
5.00%, 02/01/28 (Call 08/01/22)(a)	250	261,250
5.13%, 05/01/27 (Call 05/01/22)(a)	325	340,133
5.38%, 06/01/29 (Call 06/01/24)(a)	150	162,820
5.50%, 05/01/26 (Call 05/01/21)(a)	110	113,520
5.75%, 02/15/26 (Call 02/15/22)(a)	140	144,900
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)	50	46,838
4.13%, 12/01/30 (Call 12/01/25)(a)	210	208,950
5.38%, 02/01/28 (Call 02/01/23)(a)	225	236,788
5.50%, 05/15/26 (Call 05/15/21)(a)	200	205,680

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.50%, 04/15/27 (Call 04/15/22)(a)	$200	$209,714
6.50%, 02/01/29 (Call 02/01/24)(a)	350	386,750
LCPR Senior Secured Financing DAC, 5.13%, 07/15/29 (Call 07/15/24)(a)	200	205,188
Meredith Corp., 6.50%, 07/01/25 (Call 07/01/22)(a)	50	53,375
News Corp., 3.88%, 05/15/29 (Call 05/15/24)(a)	150	152,957
Quebecor Media Inc., 5.75%, 01/15/23	150	160,312
Scripps Escrow II Inc., 3.88%, 01/15/29 (Call 01/15/24)(a)	100	99,383
Sinclair Television Group Inc., 4.13%, 12/01/30 (Call 12/01/25)(a)	115	112,125
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/21)(a)	150	150,743
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	200	200,000
4.63%, 07/15/24 (Call 07/15/21)(a)	250	256,562
5.00%, 08/01/27 (Call 08/01/22)(a)(b)	275	287,979
5.38%, 07/15/26 (Call 07/15/21)(a)	175	180,722
5.50%, 07/01/29 (Call 07/01/24)(a)	200	216,125
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(b)	150	153,187
4.75%, 03/15/26 (Call 03/15/23)(a)	100	106,350
5.00%, 09/15/29 (Call 09/15/24)	175	181,562
Telenet Finance Luxembourg Note Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	200	211,800
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	210	209,282
ViacomCBS Inc.
5.88%, 02/28/57 (Call 02/28/22)(d)	100	102,375
6.25%, 02/28/57 (Call 02/28/27)(d)	110	123,331
Videotron Ltd.
5.00%, 07/15/22	125	130,313
5.13%, 04/15/27 (Call 04/15/22)(a)	125	132,031
5.38%, 06/15/24 (Call 03/15/24)(a)	75	82,523
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)	200	200,905
5.50%, 05/15/29 (Call 05/15/24)(a)	225	240,581
Ziggo BV
4.88%, 01/15/30 (Call 10/15/24)(a)	200	205,544
5.50%, 01/15/27 (Call 01/15/22)(a)	226	235,058

		8,312,876

Mining — 2.6%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 03/31/24)(a)	100	102,125
5.50%, 12/15/27 (Call 06/15/23)(a)(b)	200	216,500
7.00%, 09/30/26 (Call 09/30/21)(a)	200	210,500
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/22)(a)	100	106,750
6.13%, 02/15/28 (Call 02/15/23)(a)	140	148,750
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)	250	259,687
4.50%, 09/15/27 (Call 06/15/27)(a)	75	81,461
5.13%, 03/15/23 (Call 12/15/22)(a)(b)	75	79,510
5.13%, 05/15/24 (Call 02/15/24)(a)	100	109,120
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	125	130,566
4.13%, 03/01/28 (Call 03/01/23)	135	142,326
4.25%, 03/01/30 (Call 03/01/25)	135	145,125
4.38%, 08/01/28 (Call 08/01/23)	125	133,281
4.55%, 11/14/24 (Call 08/14/24)	125	136,563
4.63%, 08/01/30 (Call 08/01/25)	150	165,562
5.00%, 09/01/27 (Call 09/01/22)	100	106,113
5.25%, 09/01/29 (Call 09/01/24)	110	121,825

Security	Par (000)	Value

Mining (continued)
5.40%, 11/14/34 (Call 05/14/34)	$125	$150,313
5.45%, 03/15/43 (Call 09/15/42)	260	317,447
Kaiser Aluminum Corp.
4.63%, 03/01/28 (Call 03/01/23)(a)	75	77,063
6.50%, 05/01/25 (Call 05/01/22)(a)	50	53,000
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(a)	200	211,274

		3,204,861

Office & Business Equipment — 0.9%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)	125	123,906
4.25%, 04/01/28 (Call 10/01/22)	125	130,313
5.50%, 12/01/24 (Call 06/01/24)	129	142,384
Pitney Bowes Inc.
6.88%, 03/15/27 (Call 03/15/24)(a)	75	76,500
7.25%, 03/15/29 (Call 03/15/24)(a)	50	51,250
Xerox Corp.
3.80%, 05/15/24	100	104,000
4.38%, 03/15/23 (Call 02/15/23)	175	183,400
4.80%, 03/01/35	25	24,750
6.75%, 12/15/39	50	55,285
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)	125	131,250
5.50%, 08/15/28 (Call 07/15/28)(a)(b)	125	130,625

		1,153,663

Oil & Gas — 8.2%
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(b)	100	100,356
4.25%, 01/15/44 (Call 07/15/43)	125	116,250
4.38%, 10/15/28 (Call 07/15/28)	160	163,195
4.63%, 11/15/25 (Call 08/15/25)	75	79,219
4.75%, 04/15/43 (Call 10/15/42)	175	173,775
4.88%, 11/15/27 (Call 05/15/27)	125	131,938
5.10%, 09/01/40 (Call 03/01/40)	220	225,527
5.35%, 07/01/49 (Call 01/01/49)	100	100,000
6.00%, 01/15/37	50	56,313
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)	85	90,721
7.25%, 03/14/27 (Call 03/14/22)(a)(b)	105	113,423
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	200	209,500
4.38%, 01/15/28 (Call 10/15/27)	135	146,812
4.50%, 04/15/23 (Call 01/15/23)	170	178,418
4.90%, 06/01/44 (Call 12/01/43)	110	115,393
5.75%, 01/15/31 (Call 07/15/30)(a)	260	301,600
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(a)	50	51,188
5.63%, 10/15/25 (Call 10/15/21)(a)	200	207,000
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/22)(a)	60	62,137
5.75%, 01/30/28 (Call 01/30/23)(a)	175	186,812
6.63%, 07/15/25 (Call 07/15/22)(a)	135	143,775
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	125	127,266
3.90%, 10/01/27 (Call 07/01/27)	200	208,518
5.00%, 01/15/29 (Call 07/15/28)	150	163,833
7.63%, 02/01/25 (Call 01/01/25)	125	143,877
8.50%, 02/01/30 (Call 11/01/29)	100	127,875
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (Call 04/01/22)(a)	75	75,887

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.75%, 02/01/29 (Call 02/01/24)(a)	$90	$91,575
6.00%, 02/01/31 (Call 02/01/26)(a)	105	108,150
6.25%, 11/01/28 (Call 11/01/23)(a)	75	77,848
MEG Energy Corp., 6.50%, 01/15/25 (Call 01/15/22)(a)	100	103,313
Murphy Oil Corp.
5.75%, 08/15/25 (Call 08/15/21)	110	112,507
5.88%, 12/01/27 (Call 12/01/22)	110	110,550
6.38%, 07/15/28 (Call 07/15/24)	100	101,500
6.38%, 12/01/42 (Call 06/01/42)	50	46,875
6.88%, 08/15/24 (Call 08/15/21)	95	97,138
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/15/21)(a)	210	212,940
Occidental Petroleum Corp.
2.70%, 08/15/22	150	150,937
2.70%, 02/15/23 (Call 08/15/22)	50	50,125
2.90%, 08/15/24 (Call 06/15/24)	275	274,312
3.00%, 02/15/27 (Call 11/15/26)	100	95,437
3.20%, 08/15/26 (Call 06/15/26)	100	97,250
3.40%, 04/15/26 (Call 01/15/26)	125	123,618
3.50%, 06/15/25 (Call 03/15/25)	50	50,250
3.50%, 08/15/29 (Call 05/15/29)	125	119,375
4.20%, 03/15/48 (Call 09/15/47)	50	42,136
4.30%, 08/15/39 (Call 02/15/39)	60	52,933
4.40%, 04/15/46 (Call 10/15/45)	100	88,000
4.40%, 08/15/49 (Call 02/15/49)	150	129,750
4.50%, 07/15/44 (Call 01/15/44)	50	44,625
4.63%, 06/15/45 (Call 12/15/44)	75	67,875
5.50%, 12/01/25 (Call 09/01/25)	35	37,625
5.55%, 03/15/26 (Call 12/15/25)	100	107,375
5.88%, 09/01/25 (Call 06/01/25)	50	54,625
6.13%, 01/01/31 (Call 07/01/30)	90	100,125
6.20%, 03/15/40	50	53,125
6.38%, 09/01/28 (Call 03/01/28)	60	67,200
6.45%, 09/15/36	135	153,394
6.60%, 03/15/46 (Call 09/15/45)	100	110,250
6.63%, 09/01/30 (Call 03/01/30)	120	136,800
6.95%, 07/01/24	100	110,625
7.50%, 05/01/31	100	119,000
8.00%, 07/15/25 (Call 04/15/25)(b)	25	29,188
8.50%, 07/15/27 (Call 01/15/27)	25	30,406
8.88%, 07/15/30 (Call 01/15/30)	85	109,225
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)	135	151,249
5.63%, 07/01/24	120	133,851
Ovintiv Inc.
6.50%, 08/15/34(b)	125	159,455
6.50%, 02/01/38	75	94,872
6.63%, 08/15/37	75	94,675
7.20%, 11/01/31	100	130,232
7.38%, 11/01/31	60	79,266
8.13%, 09/15/30	50	67,262
Parkland Corp./Canada
4.50%, 10/01/29 (Call 10/01/24)(a)	102	104,106
5.88%, 07/15/27 (Call 07/15/22)(a)	75	79,860
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/25 (Call 05/15/22)(a)	200	209,500
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)	135	140,357
6.13%, 09/15/24 (Call 09/15/21)	50	51,250

Security	Par (000)	Value

Oil & Gas (continued)
Southwestern Energy Co.
6.45%, 01/23/25 (Call 10/23/24)	$125	$135,000
7.50%, 04/01/26 (Call 04/01/22)	125	132,212
7.75%, 10/01/27 (Call 10/01/22)	75	80,620
8.38%, 09/15/28 (Call 09/15/23)(b)	50	54,936
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)(a)	145	146,450
5.50%, 02/15/26 (Call 02/15/22)	125	128,944
5.88%, 03/15/28 (Call 03/15/23)	50	52,875
6.00%, 04/15/27 (Call 04/15/22)	75	78,866
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/22)(a)	75	78,371
WPX Energy Inc.
4.50%, 01/15/30 (Call 01/15/25)	81	87,257
5.25%, 10/15/27 (Call 09/30/22)	49	52,293
5.75%, 06/01/26 (Call 06/01/21)	100	104,500
5.88%, 06/15/28 (Call 06/15/23)	85	93,784

		10,190,633

Oil & Gas Services — 0.1%
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(a)	150	160,138

Packaging & Containers — 2.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/28 (Call 05/15/24)(a)	100	98,625
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(a)	50	51,438
5.25%, 04/30/25 (Call 04/30/22)(a)(b)	350	367,062
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	225	217,276
4.00%, 11/15/23	175	186,594
4.88%, 03/15/26 (Call 12/15/25)	125	140,000
5.25%, 07/01/25	130	147,062
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)(a)	150	148,662
4.50%, 02/15/26 (Call 02/15/22)(a)	50	51,188
4.88%, 07/15/26 (Call 07/15/22)(a)	200	211,810
5.63%, 07/15/27 (Call 07/15/22)(a)	75	79,875
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 01/15/23)(a)	75	79,500
5.38%, 01/15/28 (Call 01/15/23)(a)	100	104,206
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	144	152,083
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	50	53,750
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/22)	300	311,400
Graphic Packaging International LLC
3.50%, 03/15/28(a)	100	99,459
3.50%, 03/01/29 (Call 09/01/28)(a)	50	49,525
4.75%, 07/15/27 (Call 04/15/27)(a)	50	54,437
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	100	104,750
4.88%, 12/01/22 (Call 09/01/22)(a)	50	52,375
5.13%, 12/01/24 (Call 09/01/24)(a)	75	81,656
5.25%, 04/01/23 (Call 01/01/23)(a)	100	105,875
5.50%, 09/15/25 (Call 06/15/25)(a)	50	55,250
6.88%, 07/15/33(a)	60	74,850
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/22)	135	139,691
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(a)	50	49,875

		3,268,274

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals — 1.0%
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 11/01/21)(a)	$275	$283,594
5.75%, 08/15/27 (Call 08/15/22)(a)(b)	75	80,438
7.00%, 03/15/24 (Call 03/15/22)(a)	135	138,375
Elanco Animal Health Inc.
5.27%, 08/28/23 (Call 07/28/23)	125	134,062
5.90%, 08/28/28 (Call 05/28/28)	125	142,137
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	200	204,500
Organon Finance 1 LLC, 4.13%, 04/30/28 (Call 04/30/24)(a)	200	204,898

		1,188,004

Pipelines — 6.7%
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	95	95,000
4.13%, 03/01/25 (Call 02/01/25)(a)	70	71,750
4.13%, 12/01/27 (Call 09/01/27)(b)	75	74,063
4.35%, 10/15/24 (Call 07/15/24)	75	78,281
4.50%, 03/01/28 (Call 12/01/27)(a)	85	85,106
5.60%, 10/15/44 (Call 04/15/44)	35	33,600
5.85%, 11/15/43 (Call 05/15/43)	75	73,829
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)(a)	332	346,160
Cheniere Energy Partners LP
4.00%, 03/01/31 (Call 03/01/26)(a)	240	244,200
4.50%, 10/01/29 (Call 10/01/24)	250	260,937
5.63%, 10/01/26 (Call 10/01/21)	175	182,437
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	75	78,375
5.13%, 05/15/29 (Call 02/15/29)	125	133,437
5.38%, 07/15/25 (Call 04/15/25)	125	137,187
5.60%, 04/01/44 (Call 10/01/43)	50	51,285
5.63%, 07/15/27 (Call 04/15/27)	100	109,216
5.85%, 05/21/43 (Call 05/21/23)(a)(d)	95	85,975
6.45%, 11/03/36(a)	25	28,201
6.75%, 09/15/37(a)	100	115,500
8.13%, 08/16/30	25	32,500
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)	100	100,000
5.63%, 01/15/28 (Call 07/15/27)(a)	100	103,375
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	100	100,863
4.40%, 04/01/24 (Call 01/01/24)	85	87,154
4.85%, 07/15/26 (Call 04/15/26)	110	111,100
5.05%, 04/01/45 (Call 10/01/44)	50	41,125
5.45%, 06/01/47 (Call 12/01/46)	85	71,613
5.60%, 04/01/44 (Call 10/01/43)	50	43,125
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	50	51,125
4.13%, 12/01/26 (Call 09/01/26)	50	50,500
4.50%, 01/15/29 (Call 07/15/28)(a)	140	138,950
4.75%, 07/15/23 (Call 06/15/23)	80	83,788
4.75%, 01/15/31 (Call 07/15/30)(a)	175	173,231
5.50%, 07/15/28 (Call 04/15/28)	135	143,397
6.00%, 07/01/25 (Call 04/01/25)(a)	100	109,250
6.50%, 07/01/27 (Call 01/01/27)(a)	200	220,847
6.50%, 07/15/48 (Call 01/15/48)	75	76,099
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(a)	140	150,850
Hess Midstream Operations LP
5.13%, 06/15/28 (Call 06/15/23)(a)	74	76,590
5.63%, 02/15/26 (Call 02/15/22)(a)	150	155,625
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28 (Call 02/01/23)(a)	75	77,438

Security	Par (000)	Value

Pipelines (continued)
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/22)(a)	$85	$87,656
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	125	131,562
5.75%, 10/01/25 (Call 07/01/25)	75	80,719
6.00%, 06/01/26 (Call 03/01/26)	75	81,281
6.38%, 10/01/30 (Call 04/01/30)(b)	95	104,619
Rattler Midstream LP, 5.63%, 07/15/25 (Call 07/15/22)(a)	75	79,031
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	75	74,530
4.80%, 05/15/30 (Call 02/15/30)(a)	50	49,063
4.95%, 07/15/29 (Call 04/15/29)(a)	110	112,062
6.88%, 04/15/40(a)	75	80,531
7.50%, 07/15/38(a)	35	38,850
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(a)	100	100,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 09/15/21)(a)	75	76,406
5.50%, 01/15/28 (Call 01/15/23)(a)	150	148,125
6.00%, 03/01/27 (Call 03/01/23)(a)	50	50,735
6.00%, 12/31/30 (Call 12/31/25)(a)	115	115,287
7.50%, 10/01/25 (Call 10/01/22)(a)	105	114,712
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)(a)	170	167,025
4.88%, 02/01/31 (Call 02/01/26)(a)	150	156,519
5.00%, 01/15/28 (Call 01/15/23)	130	136,864
5.38%, 02/01/27 (Call 02/01/22)	100	103,817
5.50%, 03/01/30 (Call 03/01/25)	125	135,199
5.88%, 04/15/26 (Call 04/15/22)	170	178,075
6.50%, 07/15/27 (Call 07/15/22)	135	146,812
6.88%, 01/15/29 (Call 01/15/24)	110	123,475
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	55	57,372
4.35%, 02/01/25 (Call 01/01/25)	185	195,575
4.50%, 03/01/28 (Call 12/01/27)	50	53,125
4.65%, 07/01/26 (Call 04/01/26)	125	133,828
4.75%, 08/15/28 (Call 05/15/28)	100	107,458
5.30%, 02/01/30 (Call 11/01/29)	175	190,969
5.30%, 03/01/48 (Call 09/01/47)	85	87,126
5.45%, 04/01/44 (Call 10/01/43)	100	105,152
5.50%, 08/15/48 (Call 02/15/48)	50	51,000
6.50%, 02/01/50 (Call 08/01/49)	175	198,011

		8,335,655

Real Estate — 0.5%
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	110	108,900
4.38%, 02/01/31 (Call 02/01/26)(a)	100	99,000
5.38%, 08/01/28 (Call 08/01/23)(a)	150	158,700
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	105	108,544
5.00%, 03/01/31 (Call 03/01/26)	100	103,489
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	75	81,757

		660,390

Real Estate Investment Trusts — 4.9%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)(b)	150	156,420

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)	$100	$96,709
9.75%, 06/15/25 (Call 06/15/22)	95	106,400
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	85	82,662
4.50%, 04/01/25 (Call 01/01/25)	50	52,619
4.50%, 06/01/27 (Call 03/01/27)	85	87,566
4.75%, 12/15/26 (Call 09/15/26)	75	78,815
4.95%, 04/15/28 (Call 01/15/28)	50	52,264
ESH Hospitality Inc.
4.63%, 10/01/27 (Call 10/01/22)(a)	150	159,000
5.25%, 05/01/25 (Call 05/01/21)(a)	232	236,710
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(a)	100	99,004
HAT Holdings I LLC/HAT Holdings II LLC
3.75%, 09/15/30(a)	100	96,000
5.25%, 07/15/24 (Call 07/15/21)(a)	50	51,684
6.00%, 04/15/25 (Call 04/15/22)(a)	50	52,938
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	170	169,538
4.88%, 09/15/27 (Call 09/15/22)(a)(b)	175	182,000
4.88%, 09/15/29 (Call 09/15/24)(a)	110	112,037
5.00%, 07/15/28 (Call 07/15/23)(a)	100	103,500
5.25%, 03/15/28 (Call 12/27/22)(a)	150	157,350
5.25%, 07/15/30 (Call 07/15/25)(a)	210	218,137
5.63%, 07/15/32 (Call 07/15/26)(a)	100	105,444
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	100	101,340
4.75%, 10/01/24 (Call 07/01/24)	145	151,162
5.50%, 02/15/26 (Call 08/15/22)	50	51,750
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	100	98,177
5.25%, 10/01/25 (Call 10/01/21)(a)(b)	65	65,650
Mack-Cali Realty LP, 3.15%, 05/15/23 (Call 06/06/21)(b)	50	50,879
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
3.88%, 02/15/29 (Call 11/15/28)(a)	125	126,554
4.50%, 09/01/26 (Call 06/01/26)	100	105,625
4.50%, 01/15/28 (Call 10/15/27)	50	52,125
4.63%, 06/15/25 (Call 03/15/25)(a)	150	159,583
5.63%, 05/01/24 (Call 02/01/24)	150	161,733
5.75%, 02/01/27 (Call 11/01/26)	135	150,568
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	220	219,498
4.63%, 08/01/29 (Call 08/01/24)	100	105,875
5.00%, 10/15/27 (Call 09/07/22)	235	247,337
5.25%, 08/01/26 (Call 08/01/21)	130	134,062
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	50	46,250
4.35%, 10/01/24 (Call 09/01/24)	145	144,275
4.38%, 02/15/30 (Call 08/15/29)(b)	60	55,800
4.50%, 06/15/23 (Call 12/15/22)	75	76,510
4.50%, 03/15/25 (Call 09/15/24)	50	49,198
4.65%, 03/15/24 (Call 09/15/23)	75	75,563
4.75%, 10/01/26 (Call 08/01/26)	50	48,750
4.95%, 02/15/27 (Call 08/15/26)(b)	75	73,690
4.95%, 10/01/29 (Call 07/01/29)	75	72,469
5.25%, 02/15/26 (Call 08/15/25)	50	50,071
5.50%, 12/15/27 (Call 09/15/27)	90	94,773

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
7.50%, 09/15/25 (Call 06/15/25)	$125	$141,676
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27 (Call 02/15/23)(a)(b)	150	151,204
4.13%, 08/15/30 (Call 02/15/25)(a)	145	147,266
4.25%, 12/01/26 (Call 12/01/22)(a)	228	235,125
4.63%, 12/01/29 (Call 12/01/24)(a)(b)	150	155,761

		6,057,096

Retail — 3.5%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)	95	92,625
3.88%, 01/15/28 (Call 09/15/22)(a)	125	126,562
4.25%, 05/15/24 (Call 05/15/21)(a)	102	103,275
5.75%, 04/15/25 (Call 04/15/22)(a)	100	106,000
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(a)	50	55,438
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	85	87,550
4.75%, 03/01/30 (Call 03/01/25)	75	78,375
Burlington Coat Factory Warehouse Corp., 6.25%, 04/15/25 (Call 04/15/22)(a)	60	63,750
FirstCash Inc., 4.63%, 09/01/28 (Call 09/01/23)(a)	100	102,750
Gap Inc. (The)
8.38%, 05/15/23(a)	100	113,750
8.63%, 05/15/25 (Call 05/15/22)(a)	150	166,005
8.88%, 05/15/27 (Call 05/15/23)(a)	160	186,800
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(a)	110	109,862
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(a)	10	10,015
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)	135	141,919
5.25%, 06/01/26 (Call 06/01/21)(a)	125	128,501
L Brands Inc.
5.25%, 02/01/28	75	82,219
6.63%, 10/01/30 (Call 10/01/25)(a)	100	115,246
6.75%, 07/01/36	100	120,431
6.88%, 11/01/35	150	181,875
9.38%, 07/01/25(a)	75	95,156
Lithia Motors Inc.
4.38%, 01/15/31 (Call 10/15/25)(a)	85	89,462
4.63%, 12/15/27 (Call 12/15/22)(a)	75	78,750
5.25%, 08/01/25 (Call 08/01/21)(a)	25	25,813
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(a)	225	248,227
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	85	83,725
4.75%, 09/15/29 (Call 09/15/24)	75	78,750
5.63%, 05/01/27 (Call 05/01/22)	110	115,267
QVC Inc.
4.38%, 03/15/23	120	126,750
4.38%, 09/01/28 (Call 06/01/28)	120	122,824
4.45%, 02/15/25 (Call 11/15/24)	65	69,062
4.75%, 02/15/27 (Call 11/15/26)	110	116,050
4.85%, 04/01/24	50	54,188
5.45%, 08/15/34 (Call 02/15/34)	110	112,970
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)	85	86,618
Vivo Energy Investments BV, 5.13%, 09/24/27 (Call 09/24/23)(a)	100	107,000
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	100	98,701
4.63%, 01/31/32 (Call 10/01/26)	175	182,910

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.75%, 01/15/30 (Call 10/15/29)(a)	$125	$133,750
5.35%, 11/01/43 (Call 05/01/43)	50	51,750
6.88%, 11/15/37	50	60,750

		4,311,421

Semiconductors — 1.0%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(a)	100	107,637
ams AG, 7.00%, 07/31/25 (Call 07/31/22)(a)	200	213,000
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)(b)	55	55,825
4.38%, 04/15/28 (Call 04/15/23)(a)	75	78,844
4.63%, 02/10/26 (Call 11/10/21)(a)	75	77,602
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)(a)	210	220,537
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(a)	125	128,672
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(a)	120	121,600
4.38%, 10/15/29 (Call 10/15/24)	150	163,015
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)	50	50,025

		1,216,757

Software — 1.8%
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	125	132,186
5.00%, 10/15/24 (Call 07/15/24)	125	137,400
5.25%, 05/15/29 (Call 05/15/24)(a)	100	107,250
Dun & Bradstreet Corp. (The), 6.88%, 08/15/26 (Call 02/15/22)(a)	75	79,781
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(a)	100	111,000
J2 Global Inc., 4.63%, 10/15/30 (Call 10/15/25)(a)	125	127,959
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(a)	110	111,752
3.63%, 11/01/31(a)	75	75,000
3.88%, 02/15/31 (Call 06/01/25)(a)	175	179,335
4.00%, 11/15/29 (Call 11/15/24)(a)	160	167,200
5.38%, 05/15/27 (Call 05/15/22)(a)	100	106,905
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)	96	100,800
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)	150	151,875
5.88%, 06/01/26 (Call 06/01/21)(a)	125	128,906
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(a)	175	176,965
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(a)	50	51,298
4.00%, 02/15/28 (Call 02/15/23)(a)	100	102,647
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	65	66,242
3.88%, 03/15/31 (Call 03/15/26)(b)	70	71,837

		2,186,338

Telecommunications — 7.5%
Embarq Corp., 8.00%, 06/01/36	205	238,700
Hughes Satellite Systems Corp., 5.25%, 08/01/26	135	148,635
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(d)	200	214,000
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)	130	125,938
3.75%, 07/15/29 (Call 01/15/24)(a)	150	146,250
4.25%, 07/01/28 (Call 07/01/23)(a)	185	186,408
4.63%, 09/15/27 (Call 09/15/22)(a)	175	180,469
5.25%, 03/15/26 (Call 03/15/22)	100	103,032
5.38%, 05/01/25 (Call 05/01/21)	100	102,200
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	215	219,059
4.50%, 01/15/29 (Call 01/15/24)(a)	160	157,600

Security	Par (000)	Value

Telecommunications (continued)
5.13%, 12/15/26 (Call 12/15/22)(a)	$225	$235,969
5.63%, 04/01/25 (Call 01/01/25)	100	107,875
Series G, 6.88%, 01/15/28	50	56,262
Series P, 7.60%, 09/15/39	75	86,033
Series U, 7.65%, 03/15/42	100	114,000
Series W, 6.75%, 12/01/23	50	55,188
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	178	199,040
Millicom International Cellular SA
5.13%, 01/15/28 (Call 09/15/22)(a)	180	189,997
6.25%, 03/25/29 (Call 04/25/24)(a)	180	201,150
Nokia OYJ
4.38%, 06/12/27(b)	145	158,503
6.63%, 05/15/39	60	76,892
QualityTech LP/QTS Finance Corp., 3.88%, 10/01/28 (Call 10/01/23)(a)	100	100,875
Sprint Capital Corp.
6.88%, 11/15/28	325	409,509
8.75%, 03/15/32	255	378,037
Sprint Communications Inc., 6.00%, 11/15/22	275	293,496
Sprint Corp.
7.13%, 06/15/24	300	346,461
7.63%, 02/15/25 (Call 11/15/24)	150	178,125
7.63%, 03/01/26 (Call 11/01/25)	155	190,069
7.88%, 09/15/23	535	609,900
Switch Ltd., 3.75%, 09/15/28 (Call 09/15/23)(a)	100	99,500
Telecom Italia Capital SA
6.00%, 09/30/34	160	180,088
6.38%, 11/15/33	175	205,621
7.20%, 07/18/36	150	185,869
7.72%, 06/04/38	150	196,500
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	225	245,745
Telesat Canada/Telesat LLC, 5.63%, 12/06/26 (Call 12/06/23)(a)	10	10,050
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)	260	261,646
2.63%, 04/15/26 (Call 04/15/23)	185	188,182
2.63%, 02/15/29 (Call 02/15/24)	175	170,472
2.88%, 02/15/31 (Call 02/15/26)	180	175,725
3.38%, 04/15/29 (Call 04/15/24)	180	182,925
3.50%, 04/15/31 (Call 04/15/26)	118	119,770
4.50%, 02/01/26 (Call 02/01/22)	125	128,125
4.75%, 02/01/28 (Call 02/01/23)	200	213,750
5.38%, 04/15/27 (Call 04/15/22)(b)	75	79,406
6.00%, 04/15/24 (Call 05/24/21)	100	100,625
United States Cellular Corp., 6.70%, 12/15/33	75	93,752
ViaSat Inc., 5.63%, 04/15/27 (Call 04/15/22)(a)	100	104,750
Vmed O2 UK Financing I PLC, 4.25%, 01/31/31 (Call 01/31/26)(a)	225	217,687
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29)(d)	310	377,865

		9,347,725

Toys, Games & Hobbies — 0.2%
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/23)(a)	90	93,170
3.75%, 04/01/29 (Call 04/01/24)(a)	115	117,854
6.75%, 12/31/25 (Call 12/31/21)(a)	38	39,919

		250,943

Transportation — 0.4%
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/21)(a)	100	101,325

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation (continued)
6.25%, 05/01/25 (Call 05/01/22)(a)	$210	$224,952
6.75%, 08/15/24 (Call 08/15/21)(a)	160	167,200

		493,477

Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(d)	100	106,500

Total Corporate Bonds & Notes — 98.3% (Cost: $120,647,231)		122,005,824

Short-Term Investments

Money Market Funds — 5.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(f)(g)(h)	5,539	5,541,619
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	1,160	1,160,000

		6,701,619

Total Short-Term Investments — 5.4% (Cost: $6,702,127)		6,701,619

Total Investments in Securities — 103.7% (Cost: $127,349,358)		128,707,443

Other Assets, Less Liabilities — (3.7)%		(4,567,299)

Net Assets — 100.0%		$124,140,144

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$5,542,281	(a)	$—	$(154)	$(508)	$5,541,619	5,539	$2,447	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	640,000	520,000	(a)	—	—	—	1,160,000	1,160	222		—

					$(154)	$(508)	$6,701,619		$2,669		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® BB Rated Corporate Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$122,005,824	$—	$122,005,824
Money Market Funds	6,701,619	—	—	6,701,619

	$6,701,619	$122,005,824	$—	$128,707,443

See notes to financial statements.

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Convertible Bonds

Airlines — 2.5%
American Airlines Group Inc., 6.50%, 07/01/25	$6,525	$10,317,526
Copa Holdings SA, 4.50%, 04/15/25(a)	2,000	3,674,200
GOL Equity Finance SA, 3.75%, 07/15/24(a)	2,875	2,427,593
JetBlue Airways Corp., 0.50%, 04/01/26(a)	5,300	5,809,277
Southwest Airlines Co., 1.25%, 05/01/25	15,140	26,322,555

		48,551,151

Apparel — 0.3%
Under Armour Inc., 1.50%, 06/01/24(a)	3,022	6,307,549

Auto Manufacturers — 4.0%
Ford Motor Co., 0.00% 03/15/26(a)(b)	15,200	15,013,040
Li Auto Inc., 0.25%, 05/01/28(a)	5,800	5,596,188
NIO Inc.
0.00%, 02/01/26(a)(b)	4,350	3,735,736
0.50%, 02/01/27(a)	5,300	4,422,161
Tesla Inc.
2.00%, 05/15/24	3,265	37,281,925
2.38%, 03/15/22	1,100	11,916,861

		77,965,911

Auto Parts & Equipment — 0.1%
Meritor Inc., 3.25%, 10/15/37 (Call 10/15/25)	1,500	1,702,275

Banks — 0.6%
Barclays Bank PLC, Series VUN, 0.00% 02/18/25(b)	900	1,058,778
BofA Finance LLC
0.13%, 09/01/22	1,775	2,062,319
0.25%, 05/01/23	1,310	1,455,423
Deutsche Bank AG/London, 1.00%, 05/01/23	1,875	2,112,863
JPMorgan Chase Bank N.A., 0.13%, 01/01/23(a)	3,950	4,436,719

		11,126,102

Biotechnology — 5.2%
Apellis Pharmaceuticals Inc., 3.50%, 09/15/26(a)	2,150	3,323,492
BioMarin Pharmaceutical Inc.
0.60%, 08/01/24	3,345	3,420,229
1.25%, 05/15/27(a)	3,953	3,905,445
Bridgebio Pharma Inc.
2.25%, 02/01/29(a)	5,175	4,764,001
2.50%, 03/15/27	3,605	5,553,611
Esperion Therapeutics Inc., 4.00%, 11/15/25(a)	1,400	1,406,118
Exact Sciences Corp.
0.38%, 03/15/27	4,755	6,488,293
0.38%, 03/01/28	7,685	9,835,955
1.00%, 01/15/25	2,245	4,192,515
Guardant Health Inc., 0.00% 11/15/27(a)(b)	7,650	10,055,007
Halozyme Therapeutics Inc., 0.25%, 03/01/27(a)	5,810	5,603,048
Illumina Inc.
0.00%, 08/15/23(b)	4,915	5,886,351
0.50%, 06/15/21	3,350	5,159,301
Insmed Inc., 1.75%, 01/15/25	2,948	3,278,589
Intercept Pharmaceuticals Inc., 3.25%, 07/01/23	2,620	2,245,026
Ionis Pharmaceuticals Inc.
0.00%, 04/01/26(a)(b)	3,000	3,025,650
0.13%, 12/15/24	4,065	3,781,385
Ligand Pharmaceuticals Inc., 0.75%, 05/15/23	3,450	3,489,019
Livongo Health Inc., 0.88%, 06/01/25(a)	4,110	6,628,813
NeoGenomics Inc., 0.25%, 01/15/28	2,200	2,219,998
Novavax Inc., 3.75%, 02/01/23	2,025	3,973,030
PTC Therapeutics Inc., 1.50%, 09/15/26(a)	1,675	1,803,071

Security	Par (000)	Value

Biotechnology (continued)
Travere Therapeutics Inc., 2.50%, 09/15/25	$1,625	$1,642,371

		101,680,318

Commercial Services — 4.5%
2U Inc., 2.25%, 05/01/25(a)	2,559	4,028,966
Alarm.com Holdings Inc., 0.00% 01/15/26(a)(b)	3,845	3,605,495
Chegg Inc.
0.00%, 09/01/26(a)(b)	6,930	7,608,308
0.13%, 03/15/25	4,561	8,304,121
Euronet Worldwide Inc., 0.75%, 03/15/49 (Call 03/20/25)	3,219	3,709,576
FTI Consulting Inc., 2.00%, 08/15/23	2,060	2,976,185
Repay Holdings Corp., 0.00% 02/01/26(a)(b)	3,405	3,289,979
Sabre GLBL Inc., 4.00%, 04/15/25	2,248	4,743,707
Shift4 Payments Inc., 0.00% 12/15/25(a)(b)	4,165	5,852,950
Square Inc.
0.00%, 05/01/26(a)(b)	4,850	5,601,410
0.13%, 03/01/25	6,081	12,606,035
0.25%, 11/01/27(a)	4,429	5,219,577
0.50%, 05/15/23	5,760	18,066,586
Stride Inc., 1.13%, 09/01/27(a)	2,460	2,207,087

		87,819,982

Computers — 2.7%
CyberArk Software Ltd., 0.00% 11/15/24(b)	3,400	3,824,320
Insight Enterprises Inc., 0.75%, 02/15/25	2,301	3,523,613
Lumentum Holdings Inc.
0.25%, 03/15/24	3,485	5,249,177
0.50%, 12/15/26	6,264	6,958,615
Parsons Corp., 0.25%, 08/15/25(a)	2,215	2,530,350
Pure Storage Inc., 0.13%, 04/15/23	4,125	4,385,576
Rapid7 Inc., 0.25%, 03/15/27(a)	3,800	3,927,110
Varonis Systems Inc., 1.25%, 08/15/25(a)	1,625	2,968,680
Western Digital Corp., 1.50%, 02/01/24	7,440	7,709,179
Zscaler Inc., 0.13%, 07/01/25(a)	7,722	10,834,584

		51,911,204

Diversified Financial Services — 0.5%
JPMorgan Chase Financial Co. LLC, 0.25%, 05/01/23(a)	4,050	4,599,018
LendingTree Inc., 0.50%, 07/15/25(a)	3,836	3,426,737
PRA Group Inc., 3.50%, 06/01/23	1,750	1,887,165

		9,912,920

Electric — 0.2%
NRG Energy Inc., 2.75%, 06/01/48 (Call 06/01/25)	3,337	3,742,212

Electronics — 1.1%
Fortive Corp., 0.88%, 02/15/22	7,913	8,011,121
II-VI Inc., 0.25%, 09/01/22	2,342	3,491,571
Itron Inc., 0.00% 03/15/26(a)(b)	3,200	3,166,464
OSI Systems Inc., 1.25%, 09/01/22	1,800	1,939,662
SMART Global Holdings Inc., 2.25%, 02/15/26	1,200	1,598,748
Vishay Intertechnology Inc., 2.25%, 06/15/25	3,034	3,297,412

		21,504,978

Energy - Alternate Sources — 1.2%
Enphase Energy Inc.
0.00%, 03/01/26(a)(b)	4,400	4,008,708
0.00%, 03/01/28(a)(b)	3,415	2,994,340
NextEra Energy Partners LP, 0.00% 11/15/25(a)(b)	4,195	4,460,753
SolarEdge Technologies Inc., 0.00% 09/15/25(a)(b)	4,535	5,495,558
SunPower Corp., 4.00%, 01/15/23	2,450	3,297,602
Sunrun Inc., 0.00% 02/01/26(a)(b)	3,150	2,600,294

		22,857,255

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction — 0.2%
KBR Inc., 2.50%, 11/01/23	$2,490	$4,038,357

Entertainment — 2.0%
Cinemark Holdings Inc., 4.50%, 08/15/25(a)	3,265	5,632,288
DraftKings Inc., 0.00% 03/15/28(a)(b)	9,000	8,596,620
Live Nation Entertainment Inc.
2.00%, 02/15/25	2,013	2,210,838
2.50%, 03/15/23	3,915	5,263,326
Marriott Vacations Worldwide Corp., 0.00% 01/15/26(a)(b)	3,980	4,724,379
Penn National Gaming Inc., 2.75%, 05/15/26	2,244	8,696,981
Vail Resorts Inc., 0.00% 01/01/26(a)(b)	3,225	3,430,594

		38,555,026

Food — 0.4%
Beyond Meat Inc., 0.00% 03/15/27(a)(b)	7,525	7,177,872

Health Care - Products — 3.8%
CONMED Corp., 2.63%, 02/01/24	2,190	3,604,828
Envista Holdings Corp., 2.38%, 06/01/25(a)	3,601	7,713,486
Glaukos Corp., 2.75%, 06/15/27(a)	1,590	2,920,528
Haemonetics Corp., 0.00% 03/01/26(a)(b)	3,300	2,731,575
Insulet Corp.
0.38%, 09/01/26	5,390	7,762,193
1.38%, 11/15/24	2,533	8,059,626
Integra LifeSciences Holdings Corp., 0.50%, 08/15/25	3,288	3,815,395
LivaNova USA Inc., 3.00%, 12/15/25(a)	1,675	2,611,928
Luminex Corp., 3.00%, 05/15/25(a)	1,500	1,512,375
Natera Inc., 2.25%, 05/01/27	1,725	5,083,834
Novocure Ltd., 0.00% 11/01/25(a)(b)	3,710	5,283,930
NuVasive Inc.
0.38%, 03/15/25	3,121	3,255,172
1.00%, 06/01/23(a)	2,386	2,582,487
Omnicell Inc., 0.25%, 09/15/25(a)	4,043	6,291,029
Repligen Corp., 0.38%, 07/15/24	1,837	3,466,235
SmileDirectClub Inc., 0.00% 02/01/26(a)(b)	5,300	4,668,823
Tandem Diabetes Care Inc., 1.50%, 05/01/25(a)	1,550	1,705,434

		73,068,878

Health Care - Services — 1.0%
Accolade Inc., 0.50%, 04/01/26(a)	2,000	2,420,720
Invitae Corp., 2.00%, 09/01/24	2,180	3,062,420
Oak Street Health Inc., 0.00% 03/15/26(a)(b)	6,500	6,797,310
Teladoc Health Inc., 1.25%, 06/01/27(a)	6,000	6,713,940

		18,994,390

Holding Companies - Diversified — 0.3%
Ares Capital Corp.
3.75%, 02/01/22	2,740	2,841,928
4.63%, 03/01/24	3,085	3,350,834

		6,192,762

Home Builders — 0.2%
Winnebago Industries Inc., 1.50%, 04/01/25	2,425	3,451,406

Internet — 25.2%
21Vianet Group Inc., 0.00% 02/01/26(a)(b)	4,325	3,755,052
Airbnb Inc., 0.00% 03/15/26(a)(b)	13,100	12,987,078
Baozun Inc., 1.63%, 05/01/24	1,300	1,307,696
Booking Holdings Inc.
0.75%, 05/01/25(a)	5,681	8,604,159
0.90%, 09/15/21	6,360	7,769,885
Etsy Inc.
0.13%, 10/01/26	4,432	10,404,031
0.13%, 09/01/27(a)	3,798	4,938,729

Security	Par (000)	Value

Internet (continued)
Expedia Group Inc., 0.00% 02/15/26(a)(b)	$6,970	$7,606,082
Farfetch Ltd., 3.75%, 05/01/27(a)	2,730	8,666,576
FireEye Inc.
0.88%, 06/01/24	4,262	4,815,037
Series B, 1.63%, 06/01/35 (Call 06/01/22)	2,250	2,231,033
Fiverr International Ltd., 0.00% 11/01/25(a)(b)	3,264	3,971,896
fuboTV Inc., 3.25%, 02/15/26(a)	2,890	2,446,847
iQIYI Inc.
2.00%, 04/01/25	7,930	7,344,132
3.75%, 12/01/23	4,950	4,906,143
4.00%, 12/15/26	5,725	5,603,458
JOYY Inc.
0.75%, 06/15/25	2,880	3,496,291
1.38%, 06/15/26	3,500	4,175,675
Lyft Inc., 1.50%, 05/15/25(a)	4,765	7,653,495
Magnite Inc., 0.25%, 03/15/26(a)	3,000	2,833,350
Match Group Financeco 2 Inc., 0.88%, 06/15/26(a)	5,175	9,535,196
Match Group Financeco 3 Inc., 2.00%, 01/15/30(a)	3,770	7,423,884
Match Group Financeco Inc., 0.88%, 10/01/22(a)	2,880	10,196,323
MercadoLibre Inc., 2.00%, 08/15/28	2,965	10,563,672
Momo Inc., 1.25%, 07/01/25	5,078	4,471,027
NortonLifeLock Inc., 2.00%, 08/15/22(a)	4,290	4,992,616
Okta Inc.
0.13%, 09/01/25	7,185	11,078,336
0.38%, 06/15/26(a)	7,312	9,603,069
Palo Alto Networks Inc.
0.38%, 06/01/25(a)	13,603	17,749,194
0.75%, 07/01/23	10,900	15,346,873
Pinduoduo Inc., 0.00% 12/01/25(b)	13,215	13,916,717
Proofpoint Inc., 0.25%, 08/15/24	6,620	8,241,701
Q2 Holdings Inc.
0.13%, 11/15/25(a)	2,275	2,298,342
0.75%, 06/01/26	2,405	3,183,450
RealReal Inc. (The), 1.00%, 03/01/28(a)	2,000	2,095,580
Sea Ltd.
1.00%, 12/01/24	6,325	31,785,402
2.38%, 12/01/25(a)	7,475	21,222,123
Shopify Inc., 0.13%, 11/01/25	5,412	6,293,507
Snap Inc.
0.25%, 05/01/25(a)	7,088	20,316,405
0.75%, 08/01/26	8,240	22,538,625
Spotify USA Inc., 0.00% 03/15/26(a)(b)	10,150	9,349,267
TripAdvisor Inc., 0.25%, 04/01/26(a)	2,300	2,269,226
Twitter Inc.
0.00%, 03/15/26(a)(b)	9,700	8,846,303
0.25%, 06/15/24	8,105	9,946,294
1.00%, 09/15/21	6,420	6,455,695
Uber Technologies Inc., 0.00% 12/15/25(a)(b)	7,345	7,698,441
Wayfair Inc.
0.63%, 10/01/25(a)	10,110	10,467,490
1.00%, 08/15/26	6,780	14,286,138
1.13%, 11/01/24	3,410	8,783,955
Weibo Corp., 1.25%, 11/15/22	5,875	5,763,493
Wix.com Ltd.
0.00%, 07/01/23(b)	2,706	6,084,008
0.00%, 08/15/25(a)(b)	3,872	4,266,944
Zendesk Inc., 0.63%, 06/15/25(a)	7,708	11,326,598
Zillow Group Inc.
0.75%, 09/01/24	4,520	13,529,806
1.38%, 09/01/26	3,390	10,193,120

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
1.50%, 07/01/23	$2,320	$3,885,652
2.75%, 05/15/25	3,600	7,458,084

		488,979,201

Iron & Steel — 0.7%
Allegheny Technologies Inc., 3.50%, 06/15/25(a)	1,890	3,176,447
Cleveland-Cliffs Inc., 1.50%, 01/15/25	1,870	4,363,757
United States Steel Corp., 5.00%, 11/01/26	2,925	5,685,820

		13,226,024

Leisure Time — 2.9%
Callaway Golf Co., 2.75%, 05/01/26(a)	1,500	2,697,735
Carnival Corp., 5.75%, 04/01/23	3,250	9,573,037
Liberty TripAdvisor Holdings Inc., 0.50%, 06/30/51 (Call 03/27/25)(a)	2,000	1,916,820
NCL Corp. Ltd.
5.38%, 08/01/25(a)	3,130	5,952,227
6.00%, 05/15/24(a)	5,625	13,776,300
Peloton Interactive Inc., 0.00% 02/15/26(a)(b)	6,785	6,153,588
Royal Caribbean Cruises Ltd.
2.88%, 11/15/23(a)	4,065	5,260,842
4.25%, 06/15/23(a)	7,547	10,600,365

		55,930,914

Lodging — 0.7%
Caesars Holdings Inc., 5.00%, 10/01/24	1,900	4,772,667
Huazhu Group Ltd.
0.38%, 11/01/22	3,355	4,597,625
3.00%, 05/01/26(a)	2,629	4,099,268

		13,469,560

Machinery — 0.6%
Chart Industries Inc., 1.00%, 11/15/24(a)	1,850	5,134,915
Middleby Corp. (The), 1.00%, 09/01/25(a)	4,757	7,126,700

		12,261,615

Media — 4.9%
Cable One Inc.
0.00%, 03/15/26(a)(b)	4,225	4,117,727
1.13%, 03/15/28(a)	2,400	2,375,232
DISH Network Corp.
0.00%, 12/15/25(a)(b)	12,615	15,438,615
2.38%, 03/15/24	6,935	6,764,122
3.38%, 08/15/26	20,094	21,153,758
Liberty Broadband Corp.
1.25%, 09/30/50 (Call 10/05/23)(a)	5,300	5,256,381
2.75%, 09/30/50 (Call 10/05/23)(a)	3,808	3,919,727
Liberty Interactive LLC, 1.75%, 09/30/46 (Call 10/05/23)(a)	2,150	4,282,069
Liberty Latin America Ltd., 2.00%, 07/15/24	2,296	2,329,958
Liberty Media Corp.
0.50%, 12/01/50 (Call 09/01/24)(a)	6,180	6,890,885
1.38%, 10/15/23	6,925	9,048,621
2.13%, 03/31/48 (Call 04/07/23)(a)	2,427	2,505,052
2.25%, 12/01/48 (Call 12/02/21)(a)	2,055	2,640,675
2.75%, 12/01/49 (Call 12/01/24)(a)	3,897	3,987,800
Liberty Media Corp.-Liberty Formula One, 1.00%, 01/30/23	2,888	3,899,551

		94,610,173

Mining — 0.3%
MP Materials Corp., 0.25%, 04/01/26(a)	5,100	4,866,522

Oil & Gas — 1.2%
CNX Resources Corp., 2.25%, 05/01/26(a)	1,985	2,533,873
EQT Corp., 1.75%, 05/01/26(a)	3,775	5,630,148
Nabors Industries Inc., 0.75%, 01/15/24	1,775	1,375,359

Security	Par (000)	Value

Oil & Gas (continued)
Pioneer Natural Resources Co., 0.25%, 05/15/25(a)	$8,649	$13,149,161

		22,688,541

Pharmaceuticals — 3.3%
Aerie Pharmaceuticals Inc., 1.50%, 10/01/24	1,725	1,754,394
Aphria Inc., 5.25%, 06/01/24(a)	1,275	2,420,626
Aurora Cannabis Inc., 5.50%, 02/28/24	800	704,656

Clovis Oncology Inc., 1.25%, 05/01/25	1,425	1,067,881
DexCom Inc.
0.25%, 11/15/25(a)	7,970	7,975,180
0.75%, 12/01/23	5,589	13,240,006
GSK Finance No. 3 PLC, 0.00% 06/22/23(a)(b)	2,000	2,154,840

Herbalife Nutrition Ltd., 2.63%, 03/15/24	4,035	4,195,875
Jazz Investments I Ltd.
1.50%, 08/15/24	3,747	4,058,151
2.00%, 06/15/26(a)	6,960	8,970,187
Neurocrine Biosciences Inc., 2.25%, 05/15/24	2,905	3,855,952
Pacira BioSciences Inc., 0.75%, 08/01/25(a)	2,595	2,884,576
Revance Therapeutics Inc., 1.75%, 02/15/27	1,625	1,872,455
Sarepta Therapeutics Inc., 1.50%, 11/15/24	3,950	4,960,015
Supernus Pharmaceuticals Inc., 0.63%, 04/01/23	2,655	2,599,325
Tilray Inc., 5.00%, 10/01/23	1,600	1,541,184

		64,255,303

Pipelines — 0.2%
Cheniere Energy Inc., 4.25%, 03/15/45 (Call 09/15/21)	3,757	3,110,007

Private Equity — 0.3%
Colony Capital Operating Co. LLC, 5.75%, 07/15/25(a)	1,950	6,182,768

Real Estate — 0.5%
Redfin Corp.
0.00%, 10/15/25(a)(b)	3,801	4,592,634
0.50%, 04/01/27(a)	4,700	4,916,858

		9,509,492

Real Estate Investment Trusts — 1.3%
Apollo Commercial Real Estate Finance Inc., 4.75%, 08/23/22	1,700	1,704,998
Arbor Realty Trust Inc., 4.75%, 11/01/22	1,275	1,364,913
Blackstone Mortgage Trust Inc., 4.38%, 05/05/22	2,825	2,896,614
IH Merger Sub LLC, 3.50%, 01/15/22	1,125	1,740,859
iStar Inc., 3.13%, 09/15/22	1,265	1,713,126
Pebblebrook Hotel Trust, 1.75%, 12/15/26	4,945	5,663,607
PennyMac Corp., 5.50%, 03/15/26(a)(c)	2,000	2,068,680
Starwood Property Trust Inc., 4.38%, 04/01/23 (Call 01/01/23)	1,400	1,479,016
Summit Hotel Properties Inc., 1.50%, 02/15/26	1,950	2,129,108
Two Harbors Investment Corp., 6.25%, 01/15/26	1,700	1,893,919
Uniti Fiber Holdings Inc., 4.00%, 06/15/24(a)	2,504	3,045,665

		25,700,505

Retail — 2.8%
American Eagle Outfitters Inc., 3.75%, 04/15/25(a)	2,681	10,777,003
Burlington Stores Inc., 2.25%, 04/15/25(a)	5,352	8,562,558
Dick’s Sporting Goods Inc., 3.25%, 04/15/25	3,850	9,449,055
Guess? Inc., 2.00%, 04/15/24	1,925	2,416,510
National Vision Holdings Inc., 2.50%, 05/15/25(a)	2,897	5,046,226
RH
0.00%, 06/15/23(b)	2,009	7,115,999
0.00%, 09/15/24(b)	2,916	9,465,861
Shake Shack Inc., 0.00% 03/01/28(a)(b)	1,500	1,424,670

		54,257,882

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors — 3.1%
Cree Inc.
0.88%, 09/01/23	$3,027	$5,122,653
1.75%, 05/01/26(a)	4,051	8,875,012
Inphi Corp., 0.75%, 04/15/25	3,177	4,681,818
MACOM Technology Solutions Holdings Inc., 0.25%, 03/15/26(a)	3,300	3,311,847
Microchip Technology Inc.
0.13%, 11/15/24	2,750	3,152,407
1.63%, 02/15/27	2,826	6,299,041
ON Semiconductor Corp., 1.63%, 10/15/23	4,093	8,001,242
Silicon Laboratories Inc., 0.63%, 06/15/25(a)	3,291	4,309,992
Synaptics Inc., 0.50%, 06/15/22	3,395	6,472,601
Teradyne Inc., 1.25%, 12/15/23	2,530	10,047,617

		60,274,230

Software — 18.8%
1Life Healthcare Inc., 3.00%, 06/15/25(a)	1,875	2,347,312
8x8 Inc., 0.50%, 02/01/24	2,536	3,539,267
Akamai Technologies Inc.
0.13%, 05/01/25	7,547	9,491,183
0.38%, 09/01/27	7,901	8,865,554
Alteryx Inc.
0.50%, 08/01/24	2,650	2,489,569
1.00%, 08/01/26	3,067	2,768,060
Atlassian Inc., 0.63%, 05/01/23	3,695	10,732,386
Avaya Holdings Corp., 2.25%, 06/15/23	2,321	2,890,318
Bandwidth Inc.
0.25%, 03/01/26	2,780	4,374,747
0.50%, 04/01/28(a)	1,500	1,502,070
Bentley Systems Inc., 0.13%, 01/15/26(a)	4,575	4,853,663
Bilibili Inc.
1.25%, 06/15/27(a)	5,484	15,188,706
1.38%, 04/01/26	2,920	13,074,475
Bill.com Holdings Inc., 0.00% 12/01/25(a)(b)	6,975	8,463,395
Blackline Inc.
0.00%, 03/15/26(a)(b)	7,100	7,016,504
0.13%, 08/01/24	2,513	4,171,605
Box Inc., 0.00% 01/15/26(a)(b)	2,050	2,232,266
Ceridian HCM Holding Inc., 0.25%, 03/15/26(a)	4,000	4,001,040
Cloudflare Inc., 0.75%, 05/15/25(a)	3,865	8,961,196
Coupa Software Inc.
0.13%, 06/15/25	5,730	10,149,262
0.38%, 06/15/26(a)	8,297	9,607,511
Datadog Inc., 0.13%, 06/15/25(a)	5,079	6,077,735
DocuSign Inc., 0.00% 01/15/24(a)(b)	4,610	4,523,194
Dropbox Inc.
0.00%, 03/01/26(a)(b)	4,640	4,592,579
0.00%, 03/01/28(a)(b)	4,665	4,619,656
Envestnet Inc.
0.75%, 08/15/25(a)	2,960	2,946,088
1.75%, 06/01/23	2,595	3,170,934
Everbridge Inc.
0.00%, 03/15/26(a)(b)	2,525	2,571,738
0.13%, 12/15/24	3,255	4,375,013
Fastly Inc., 0.00% 03/15/26(a)(b)	6,700	6,505,030
Five9 Inc., 0.50%, 06/01/25(a)	5,165	7,807,930
Guidewire Software Inc., 1.25%, 03/15/25	2,324	2,647,687
HubSpot Inc., 0.38%, 06/01/25(a)	3,421	6,611,014
j2 Global Inc.
1.75%, 11/01/26(a)	3,766	4,448,399
3.25%, 06/15/29 (Call 06/20/21)	2,637	4,743,330

Security	Par (000)	Value

Software (continued)
LivePerson Inc., 0.00% 12/15/26(a)(b)	$3,460	$3,464,360
Medallia Inc., 0.13%, 09/15/25(a)	4,444	4,634,692
MicroStrategy Inc.
0.00%, 02/15/27(a)(b)	6,700	5,490,851
0.75%, 12/15/25(a)	4,350	8,090,478
MongoDB Inc., 0.25%, 01/15/26	8,034	12,487,407
New Relic Inc., 0.50%, 05/01/23	3,275	3,194,828
Nuance Communications Inc.
1.00%, 12/15/35 (Call 12/20/22)	4,441	9,756,611
1.25%, 04/01/25	1,740	4,716,809
Nutanix Inc., 0.00% 01/15/23(b)	3,934	3,890,962
PagerDuty Inc., 1.25%, 07/01/25(a)	1,800	2,322,144
Pegasystems Inc., 0.75%, 03/01/25	4,477	5,123,524
Pluralsight Inc., 0.38%, 03/01/24	3,472	3,468,840
Progress Software Corp., 1.00%, 04/15/26(a)	2,000	1,962,420
RealPage Inc.
1.50%, 11/15/22	2,023	4,294,222
1.50%, 05/15/25	1,839	2,394,930
RingCentral Inc.
0.00%, 03/01/25(b)	6,888	7,780,891
0.00%, 03/15/26(a)(b)	4,221	4,381,567
Sailpoint Technologies Holdings Inc., 0.13%, 09/15/24	2,600	4,703,686
Slack Technologies Inc., 0.50%, 04/15/25	5,955	8,689,238
Splunk Inc.
0.50%, 09/15/23	5,428	6,021,823
1.13%, 09/15/25	6,063	6,847,855
1.13%, 06/15/27(a)	8,616	7,943,607
Tabula Rasa HealthCare Inc., 1.75%, 02/15/26	1,564	1,566,878
Tyler Technologies Inc., 0.25%, 03/15/26(a)	4,000	4,240,320
Verint Systems Inc.
0.25%, 04/15/26(a)	3,000	3,023,940
1.50%, 06/01/21	2,165	2,528,677
Workday Inc., 0.25%, 10/01/22	7,744	13,175,100
Workiva Inc., 1.13%, 08/15/26	2,025	2,749,646
Zynga Inc.
0.00%, 12/15/26(a)(b)	5,215	5,634,860
0.25%, 06/01/24	4,876	6,838,395

		363,779,977

Telecommunications — 0.9%
GDS Holdings Ltd., 2.00%, 06/01/25	1,845	3,144,821
Infinera Corp., 2.13%, 09/01/24	2,350	2,714,908
InterDigital Inc., 2.00%, 06/01/24	2,810	3,045,984
Nice Ltd., 0.00% 09/15/25(a)(b)	3,529	3,722,883
Viavi Solutions Inc., 1.00%, 03/01/24	2,575	3,478,645
Vonage Holdings Corp., 1.75%, 06/01/24	1,625	1,772,339

		17,879,580

Transportation — 0.3%
Air Transport Services Group Inc., 1.13%, 10/15/24	1,641	1,741,216
Atlas Air Worldwide Holdings Inc., 1.88%, 06/01/24	1,850	2,434,100
Golar LNG Ltd., 2.75%, 02/15/22	2,665	2,599,921

		6,775,237

Trucking & Leasing — 0.1%
Greenbrier Companies Inc. (The), 2.88%, 04/15/28(a)	2,000	2,179,620

Total Convertible Bonds — 98.9% (Cost: $1,703,676,764)		1,916,497,699

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	20,640	$20,640,000

Total Short-Term Investments — 1.0% (Cost: $20,640,000)		20,640,000

Total Investments in Securities — 99.9% (Cost: $1,724,316,764)		1,937,137,699

Other Assets, Less Liabilities — 0.1%		1,356,591

Net Assets — 100.0%		$1,938,494,290

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$3,980,000	$16,660,000	(a)	$—	$—	$—	$20,640,000	20,640	$2,354	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Convertible Bonds	$—	$1,916,497,699	$—	$1,916,497,699
Money Market Funds	20,640,000	—	—	20,640,000

	$20,640,000	$1,916,497,699	$—	$1,937,137,699

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) April 30, 2021	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.1%
General Dynamics Corp., 0.58%, 05/11/21, (3 mo. LIBOR US + 0.380%)(a)	$7,005	$7,005,560

Agriculture — 0.3%
BAT Capital Corp., 1.07%, 08/15/22 (Call 07/15/22), (3 mo. LIBOR US + 0.880%)(a)(b)	18,410	18,524,510

Auto Manufacturers — 7.8%
American Honda Finance Corp.
0.33%, 02/22/23, (3 mo. LIBOR US + 0.150%)(a)	690	689,593
0.47%, 12/10/21, (3 mo. LIBOR US + 0.290%)(a)(b)	17,840	17,852,310
0.47%, 01/12/24, (3 mo. LIBOR US + 0.280%)(a)	11,668	11,669,633
0.53%, 06/11/21, (3 mo. LIBOR US + 0.350%)(a)	14,720	14,725,299
0.55%, 11/05/21, (3 mo. LIBOR US + 0.350%)(a)(b)	18,670	18,696,511
0.57%, 05/10/23, (3 mo. LIBOR US + 0.370%)(a)	12,935	12,973,029
0.60%, 09/08/23, (3 mo. LIBOR US + 0.420%)(a)	10,030	10,072,828
0.64%, 02/15/22, (3 mo. LIBOR US + 0.450%)(a)(b)	4,115	4,127,510
0.66%, 11/16/22, (3 mo. LIBOR US + 0.470%)(a)(b)	3,746	3,765,404
0.73%, 06/27/22, (3 mo. LIBOR US + 0.540%)(a)(b)	3,900	3,920,046
BMW Finance NV, 0.99%, 08/12/22, (3 mo. LIBOR US + 0.790%)(a)(b)(c)	14,745	14,860,601
BMW U.S. Capital LLC
0.70%, 08/13/21, (3 mo. LIBOR US + 0.500%)(a)(b)(c)	4,806	4,811,815
0.72%, 04/14/22, (3 mo. LIBOR US + 0.530%)(a)(b)(c)	1,670	1,676,146
BMW US Capital LLC, 0.54%, 04/01/24, (SOFR + 0.530%)(a)(c)	10,000	10,020,900
Daimler Finance North America LLC
0.74%, 05/04/21, (3 mo. LIBOR US + 0.550%)(a)(c)	18,495	18,495,000
0.87%, 11/05/21, (3 mo. LIBOR US + 0.670%)(a)(b)(c)	7,573	7,593,220
1.02%, 05/04/23, (3 mo. LIBOR US + 0.840%)(a)(b)(c)	5,499	5,554,760
1.06%, 02/22/22, (3 mo. LIBOR US + 0.880%)(a)(b)(c)	29,025	29,190,733
1.09%, 02/15/22, (3 mo. LIBOR US + 0.900%)(a)(b)(c)	38,036	38,275,246
General Motors Co., 1.08%, 09/10/21, (3 mo. LIBOR US + 0.900%)(a)	3,400	3,407,208
General Motors Financial Co. Inc. 0.77%, 03/08/24, (SOFR + 0.760%)(a)(b)	20,000	20,068,000
1.18%, 01/05/23, (3 mo. LIBOR US + 0.990%)(a)(b)	7,667	7,729,026
1.22%, 11/17/23, (SOFR + 1.200%)(a)(b)	22,000	22,295,460
1.29%, 11/06/21, (3 mo. LIBOR US + 1.100%)(a)	5,247	5,267,778
1.51%, 06/30/22, (3 mo. LIBOR US + 1.310%)(a)(b)	14,914	15,069,851
1.74%, 01/14/22, (3 mo. LIBOR US + 1.550%)(a)	8,374	8,443,002
Hyundai Capital America
1.14%, 07/08/21, (3 mo. LIBOR US + 0.940%)(a)(c)	4,999	5,003,549
1.14%, 07/08/21, (3 mo. LIBOR US + 0.940%)(a)(d)	545	545,496
Nissan Motor Acceptance Corp.
0.82%, 09/21/21, (3 mo. LIBOR US + 0.630%)(a)(c)	5,470	5,472,243
0.83%, 03/08/24, (3 mo. LIBOR US + 0.640%)(a)(c)	1,575	1,574,260
0.84%, 07/13/22, (3 mo. LIBOR US + 0.650%)(a)(b)(c)	4,640	4,638,469
0.88%, 09/28/22, (3 mo. LIBOR US + 0.690%)(a)(c)	8,068	8,078,488
1.08%, 01/13/22, (3 mo. LIBOR US + 0.890%)(a)(b)(c)	7,477	7,493,599
Toyota Motor Credit Corp.
0.32%, 08/13/21, (3 mo. LIBOR US + 0.125%)(a)	34,438	34,446,954
0.33%, 04/06/23, (SOFR + 0.320%)(a)(b)	10,000	10,011,100
0.34%, 01/11/24, (SOFR + 0.330%)(a)	10,697	10,712,725
0.35%, 02/14/22, (3 mo. LIBOR US + 0.150%)(a)	8,621	8,623,586
0.35%, 10/14/22, (SOFR + 0.340%)(a)	250	250,455
0.49%, 10/07/21, (3 mo. LIBOR US + 0.290%)(a)(b)	5,879	5,885,291
0.58%, 01/11/23, (3 mo. LIBOR US + 0.390%)(a)(b)	1,200	1,205,160
0.59%, 05/17/22, (3 mo. LIBOR US + 0.400%)(a)(b)	9,790	9,818,097

Security	Par (000)	Value

Auto Manufacturers (continued)
0.66%, 09/08/22, (3 mo. LIBOR US + 0.480%)(a)(b)	$14,535	$14,603,169
0.88%, 01/11/22, (3 mo. LIBOR US + 0.690%)(a)(b)	8,800	8,837,136
Volkswagen Group of America Finance LLC
1.05%, 09/24/21, (3 mo. LIBOR US + 0.860%)(a)(c)	15,190	15,236,937
1.14%, 11/12/21, (3 mo. LIBOR US + 0.940%)(a)(b)(c)	19,419	19,504,638

		483,192,261

Banks — 50.5%
ABN AMRO Bank NV, 0.76%, 08/27/21, (3 mo. LIBOR US + 0.570%)(a)(b)(c)	16,354	16,381,802
ANZ New Zealand Int’l Ltd./London, 1.18%, 01/25/22, (3 mo. LIBOR US + 1.000%)(a)(b)(c)	3,460	3,483,182
ASB Bank Ltd., 1.15%, 06/14/23, (3 mo. LIBOR US + 0.970%)(a)(b)(c)	4,475	4,544,586
Australia & New Zealand Banking Group Ltd.
0.65%, 05/17/21, (3 mo. LIBOR US + 0.460%)(a)(b)(c)	3,835	3,835,729
0.67%, 11/21/22, (3 mo. LIBOR US + 0.490%)(a)(b)(c)	14,675	14,757,767
0.77%, 11/09/22, (3 mo. LIBOR US + 0.580%)(a)(c)	1,210	1,218,349
0.89%, 05/19/22, (3 mo. LIBOR US + 0.710%)(a)(b)(c)	7,524	7,572,680
1.05%, 11/23/21, (3 mo. LIBOR US + 0.870%)(a)(b)(c)	4,865	4,887,282
1.18%, 06/01/21, (3 mo. LIBOR US + 0.990%)(a)(c)	265	265,209
Banco Santander SA
1.27%, 02/23/23, (3 mo. LIBOR US + 1.090%)(a)	9,510	9,621,172
1.31%, 04/12/23, (3 mo. LIBOR US + 1.120%)(a)	12,030	12,188,916
1.75%, 04/11/22, (3 mo. LIBOR US + 1.560%)(a)	12,549	12,676,286
Bank of America Corp.
0.70%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(a)	5,000	5,009,400
0.74%, 10/24/24 (Call 10/24/23), (SOFR + 0.730%)(a)	200	200,920
0.85%, 06/25/22 (Call 06/25/21), (3 mo. LIBOR US + 0.650%)(a)	16,140	16,154,042
0.97%, 02/05/26 (Call 02/05/25), (3 mo. LIBOR US + 0.770%)(a)(b)	30,700	30,884,814
0.98%, 03/05/24 (Call 03/05/23), (3 mo. LIBOR US + 0.790%)(a)	40,209	40,555,602
0.98%, 07/22/27 (Call 07/22/26), (SOFR + 0.970%)(a)	20,000	20,126,200
1.13%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.960%)(a)(b)	14,425	14,623,344
1.18%, 04/24/23 (Call 04/24/22), (3 mo. LIBOR US + 1.000%)(a)	34,426	34,699,342
1.35%, 01/20/23 (Call 01/20/22), (3 mo. LIBOR US + 1.160%)(a)(b)	13,363	13,458,679
1.37%, 10/21/22 (Call 10/21/21), (3 mo. LIBOR US + 1.180%)(a)	18,032	18,120,176
Bank of Montreal
0.36%, 12/08/23, (SOFR + 0.350%)(a)	5,690	5,692,561
0.58%, 09/10/21, (3 mo. LIBOR US + 0.400%)(a)(b)	18,019	18,041,704
0.69%, 03/10/23, (SOFR + 0.680%)(a)	10,022	10,100,071
0.77%, 03/26/22, (3 mo. LIBOR US + 0.570%)(a)(b)	4,460	4,479,223
0.81%, 09/11/22, (3 mo. LIBOR US + 0.630%)(a)(b)	5,747	5,789,930
0.98%, 08/27/21, (3 mo. LIBOR US + 0.790%)(a)	7,063	7,080,446
Bank of New York Mellon Corp. (The)
0.27%, 04/26/24 (Call 03/26/24), (SOFR + 0.260%)(a)	5,000	5,001,200
1.24%, 10/30/23 (Call 10/30/22), (3 mo. LIBOR US + 1.050%)(a)(b)	14,034	14,214,898
Bank of Nova Scotia (The)
0.46%, 04/15/24, (SOFR + 0.445%)(a)	22,000	22,007,480
0.56%, 09/15/23, (SOFR + 0.550%)(a)	3,560	3,577,195
0.56%, 03/02/26, (SOFR + 0.545%)(a)(b)	19,090	19,101,836
0.81%, 09/19/22, (3 mo. LIBOR US + 0.620%)(a)(b)	12,892	12,987,272
0.82%, 03/07/22, (3 mo. LIBOR US + 0.640%)(a)(b)	4,508	4,529,999

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Banque Federative du Credit Mutuel SA
0.92%, 07/20/22, (3 mo. LIBOR US + 0.730%)(a)(b)(c)	$5,375	$5,414,614
1.15%, 07/20/23, (3 mo. LIBOR US + 0.960%)(a)(c)	7,062	7,174,074
Barclays PLC
1.57%, 05/16/24 (Call 05/16/23), (3 mo. LIBOR US + 1.380%)(a)	33,480	34,001,284
1.62%, 02/15/23 (Call 02/15/22), (3 mo. LIBOR US + 1.430%)(a)(b)	20,280	20,443,051
1.81%, 01/10/23 (Call 01/10/22), (3 mo. LIBOR US + 1.625%)(a)(b)	15,722	15,855,637
BBVA USA, 0.91%, 06/11/21 (Call 05/11/21), (3 mo. LIBOR US + 0.730%)(a)(b)	2,685	2,685,322
BNG Bank NV, 0.25%, 03/11/22, (3 mo. LIBOR US + 0.070%)(a)(c)	11,780	11,786,361
BNP Paribas SA, 0.58%, 08/07/21, (3 mo. LIBOR US + 0.390%)(a)(c)	3,780	3,783,213
BPCE SA
0.49%, 01/14/22, (3 mo. LIBOR US + 0.300%)(a)(b)(c)	5,000	5,006,150
1.07%, 05/31/22, (3 mo. LIBOR US + 0.880%)(a)(b)	19,535	19,694,992
1.40%, 05/22/22, (3 mo. LIBOR US + 1.220%)(a)(b)(c)	8,579	8,668,479
1.42%, 09/12/23, (3 mo. LIBOR US + 1.240%)(a)(b)(c)	11,096	11,314,369
Canadian Imperial Bank of Commerce
0.41%, 12/14/23, (SOFR + 0.400%)(a)	18,900	18,912,852
0.81%, 03/17/23, (SOFR + 0.800%)(a)(b)	8,855	8,933,721
0.84%, 09/13/23, (3 mo. LIBOR US + 0.660%)(a)(b)	9,480	9,597,931
0.91%, 06/16/22, (3 mo. LIBOR US + 0.720%)(a)(b)	10,362	10,438,886
Capital One N.A., 1.34%, 01/30/23 (Call 01/30/22), (3 mo. LIBOR US + 1.150%)(a)	8,160	8,206,186
Citibank N.A.
0.74%, 07/23/21 (Call 06/23/21), (3 mo. LIBOR US + 0.570%)(a)	14,930	14,941,197
0.78%, 05/20/22 (Call 05/20/21), (3 mo. LIBOR US + 0.600%)(a)(b)	36,183	36,192,408
Citigroup Inc.
0.68%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(a)	20,000	20,024,200
0.87%, 10/27/22 (Call 09/27/22), (3 mo. LIBOR US + 0.690%)(a)(b)	6,514	6,556,471
0.88%, 11/04/22 (Call 11/04/21), (SOFR + 0.870%)(a)(b) .	11,120	11,149,357
1.13%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 0.950%)(a)(b)	14,735	14,857,743
1.14%, 04/25/22 (Call 03/25/22), (3 mo. LIBOR US + 0.960%)(a)(b)	33,763	34,017,573
1.21%, 06/01/24 (Call 06/01/23), (3 mo. LIBOR US + 1.023%)(a)	22,035	22,293,030
1.25%, 12/08/21 (Call 11/08/21), (3 mo. LIBOR US + 1.070%)(a)(b)	29,708	29,863,967
1.29%, 05/17/24 (Call 05/17/23), (3 mo. LIBOR US + 1.100%)(a)(b)	38,230	38,743,047
1.37%, 08/02/21, (3 mo. LIBOR US + 1.190%)(a)(b)	11,573	11,605,289
1.62%, 09/01/23 (Call 09/01/22), (3 mo. LIBOR US + 1.430%)(a)(b)	41,456	42,066,647
Citizens Bank N.A./Providence RI
0.92%, 02/14/22 (Call 01/14/22), (3 mo. LIBOR US + 0.720%)(a)(b)	5,767	5,789,203
1.00%, 05/26/22, (3 mo. LIBOR US + 0.810%)(a)(b)	520	523,526
Commonwealth Bank of Australia
0.87%, 09/18/22, (3 mo. LIBOR US + 0.680%)(a)(b)(c)	5,710	5,754,881
0.88%, 03/10/22, (3 mo. LIBOR US + 0.700%)(a)(b)(c)	10,355	10,410,192
0.89%, 03/16/23, (3 mo. LIBOR US + 0.700%)(a)(c)	655	661,609
1.01%, 09/06/21, (3 mo. LIBOR US + 0.830%)(a)(c)	8,293	8,315,557

Security	Par (000)	Value

Banks (continued)
Cooperatieve Rabobank UA, 1.06%, 09/26/23, (3 mo. LIBOR US + 0.860%)(a)(c)	$1,750	$1,773,503
Cooperatieve Rabobank UA/NY
0.31%, 01/12/24, (SOFR + 0.300%)(a)	8,500	8,504,335
0.67%, 01/10/23, (3 mo. LIBOR US + 0.480%)(a)	3,740	3,760,533
1.02%, 01/10/22, (3 mo. LIBOR US + 0.830%)(a)(b)	11,414	11,475,407
Credit Agricole Corporate & Investment Bank SA, 0.60%, 05/03/21, (3 mo. LIBOR US + 0.400%)(a)(c)	850	850,000
Credit Agricole SA/London
1.20%, 04/24/23, (3 mo. LIBOR US + 1.020%)(a)(b)(c)	7,660	7,765,248
1.38%, 07/01/21, (3 mo. LIBOR US + 1.180%)(a)(c)	2,000	2,003,760
1.62%, 01/10/22, (3 mo. LIBOR US + 1.430%)(a)(b)(c)	11,242	11,340,255
Credit Suisse AG/New York NY
0.40%, 02/02/24, (SOFR + 0.390%)(a)	1,000	995,850
0.46%, 02/04/22, (SOFR + 0.450%)(a)	3,020	3,019,547
Credit Suisse Group AG
1.38%, 12/14/23 (Call 12/14/22), (3 mo. LIBOR US + 1.200%)(a)(b)(c)	18,400	18,574,248
1.42%, 06/12/24 (Call 06/12/23), (3 mo. LIBOR US + 1.240%)(a)(b)(c)	20,065	20,303,773
Danske Bank A/S, 1.24%, 09/12/23, (3 mo. LIBOR US + 1.060%)(a)(c)	5,544	5,601,990
DBS Group Holdings Ltd., 0.80%, 07/25/22, (3 mo. LIBOR US + 0.620%)(a)(b)(c)	3,720	3,732,908
Deutsche Bank AG/New York NY
1.38%, 11/16/22, (3 mo. LIBOR US + 1.190%)(a)(b)	12,791	12,868,130
1.42%, 02/27/23, (3 mo. LIBOR US + 1.230%)(a)(b)	8,380	8,452,990
DNB Bank ASA, 0.81%, 12/02/22, (3 mo. LIBOR US + 0.620%)(a)(b)(c)	7,010	7,065,169
Fifth Third Bank NA
0.62%, 07/26/21 (Call 06/28/21), (3 mo. LIBOR US + 0.440%)(a)(b)	9,049	9,054,882
0.82%, 02/01/22, (3 mo. LIBOR US + 0.640%)(a)	8,225	8,258,640
Goldman Sachs Group Inc. (The)
0.44%, 03/08/23 (Call 03/08/22), (SOFR + 0.430%)(a)	10,500	10,498,845
0.59%, 03/08/24 (Call 03/08/23), (SOFR + 0.580%)(a)	10,550	10,553,376
0.93%, 02/23/23, (3 mo. LIBOR US + 0.750%)(a)	52,059	52,451,004
0.97%, 10/31/22 (Call 10/31/21), (3 mo. LIBOR US + 0.780%)(a)(b)	21,369	21,425,414
1.18%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 1.000%)(a)(b)	18,214	18,356,069
1.24%, 06/05/23 (Call 06/05/22), (3 mo. LIBOR US + 1.050%)(a)	17,474	17,599,638
1.79%, 11/29/23, (3 mo. LIBOR US + 1.600%)(a)(b)	38,676	39,831,252
Series FRN, 0.42%, 01/27/23 (Call 01/27/22), (SOFR + 0.410%)(a)	15,500	15,495,350
Series FRN, 0.56%, 11/17/23 (Call 11/17/22), (SOFR + 0.540%)(a)	1,016	1,015,919
HSBC Holdings PLC
1.19%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 1.000%)(a)	44,625	45,047,152
1.41%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.230%)(a)(b)	11,658	11,856,652
1.69%, 01/05/22, (3 mo. LIBOR US + 1.500%)(a)(b)	19,800	19,971,072
Industrial Bank of Korea, 0.78%, 08/02/21, (3 mo. LIBOR US + 0.600%)(a)(d)	1,430	1,431,287
ING Groep NV
1.02%, 04/01/27 (Call 04/01/26), (SOFR + 1.010%)(a)	11,000	11,055,220
1.19%, 10/02/23, (3 mo. LIBOR US + 1.000%)(a)(b)	5,216	5,292,571
1.34%, 03/29/22, (3 mo. LIBOR US + 1.150%)(a)(b)	22,621	22,822,327

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
JPMorgan Chase & Co.
0.59%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(a)	$9,095	$9,123,740
0.80%, 06/18/22 (Call 06/18/21), (3 mo. LIBOR US + 0.610%)(a)(b)	9,176	9,182,148
0.90%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(a)(b)	20,691	20,852,390
0.90%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(a)	4,000	4,013,480
1.04%, 01/10/25 (Call 01/10/24), (3 mo. LIBOR US + 0.850%)(a)(b)	2,677	2,709,552
1.06%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.890%)(a)	18,873	19,091,172
1.08%, 04/25/23 (Call 04/25/22), (3 mo. LIBOR US + 0.900%)(a)(b)	29,369	29,567,828
1.18%, 01/15/23 (Call 01/15/22), (3 mo. LIBOR US + 1.000%)(a)(b)	16,668	16,765,841
1.28%, 06/07/21 (Call 05/07/21), (3 mo. LIBOR US + 1.100%)(a)	11	11,001
1.41%, 10/24/23 (Call 10/24/22), (3 mo. LIBOR US + 1.230%)(a)(b)	50,314	51,026,446
KEB Hana Bank, 0.89%, 10/02/22, (3 mo. LIBOR US + 0.700%)(a)(d)	4,900	4,921,119
KeyBank NA/Cleveland OH
0.35%, 01/03/24 (Call 01/03/23), (SOFR + 0.340%)(a)	13,800	13,793,238
0.84%, 02/01/22, (3 mo. LIBOR US + 0.660%)(a)(b)	11,894	11,941,219
KfW, 1.02%, 02/12/24, (SOFR + 1.000%)(a)	1,600	1,640,208
Korea Development Bank (The)
0.89%, 02/27/22, (3 mo. LIBOR US + 0.705%)(a)	14,140	14,193,591
0.92%, 07/06/22, (3 mo. LIBOR US + 0.725%)(a)	9,275	9,328,609
Landwirtschaftliche Rentenbank, 0.43%, 06/03/21, (3 mo. LIBOR US + 0.250%)(a)(c)	19,815	19,820,350
Lloyds Banking Group PLC, 0.99%, 06/21/21, (3 mo. LIBOR US + 0.800%)(a)	23,738	23,762,213
Macquarie Bank Ltd.
0.63%, 11/24/21, (3 mo. LIBOR US + 0.450%)(a)(b)(c)	8,735	8,751,334
0.64%, 08/06/21, (3 mo. LIBOR US + 0.450%)(a)(c)	1,070	1,070,931
Macquarie Group Ltd.
1.21%, 11/28/23 (Call 11/28/22), (3 mo. LIBOR US + 1.020%)(a)(b)(c)	13,386	13,514,907
1.54%, 03/27/24 (Call 03/27/23), (3 mo. LIBOR US + 1.350%)(a)(b)(c)	11,392	11,582,702
Mitsubishi UFJ Financial Group Inc.
0.83%, 07/26/21, (3 mo. LIBOR US + 0.650%)(a)	18,653	18,678,368
0.88%, 03/07/22, (3 mo. LIBOR US + 0.700%)(a)	10,141	10,190,285
0.93%, 03/02/23, (3 mo. LIBOR US + 0.740%)(a)	14,723	14,840,637
0.97%, 07/25/22, (3 mo. LIBOR US + 0.790%)(a)	24,959	25,128,222
1.04%, 07/26/23, (3 mo. LIBOR US + 0.860%)(a)(b)	36,909	37,307,986
1.10%, 02/22/22, (3 mo. LIBOR US + 0.920%)(a)(b)	17,098	17,207,940
1.24%, 09/13/21, (3 mo. LIBOR US + 1.060%)(a)(b)	16,585	16,643,213
Mizuho Financial Group Inc.
0.79%, 09/08/24 (Call 09/08/23), (3 mo. LIBOR US + 0.610%)(a)	200	200,658
0.82%, 05/25/24 (Call 05/25/23), (3 mo. LIBOR US + 0.630%)(a)(b)	22,275	22,365,436
0.98%, 03/05/23, (3 mo. LIBOR US + 0.790%)(a)(b)	17,065	17,232,920
1.02%, 07/16/23 (Call 07/16/22), (3 mo. LIBOR US + 0.840%)(a)(b)	9,875	9,930,399
1.03%, 09/13/23 (Call 09/13/22), (3 mo. LIBOR US + 0.850%)(a)(b)	13,375	13,467,555
1.06%, 09/11/22, (3 mo. LIBOR US + 0.880%)(a)	32,470	32,770,023
1.13%, 02/28/22, (3 mo. LIBOR US + 0.940%)(a)	36,938	37,188,070

Security	Par (000)	Value

Banks (continued)
1.18%, 07/10/24 (Call 07/10/23), (3 mo. LIBOR US + 0.990%)(a)	$17,100	$17,302,464
1.18%, 09/11/24 (Call 09/11/23), (3 mo. LIBOR US + 1.000%)(a)(b)	13,750	13,923,525
1.32%, 09/13/21, (3 mo. LIBOR US + 1.140%)(a)	21,378	21,464,581
Morgan Stanley
0.71%, 01/20/23 (Call 01/20/22), (SOFR + 0.700%)(a)(b) .	14,867	14,898,964
0.84%, 06/10/22 (Call 06/10/21), (SOFR + 0.830%)(a)(b) .	4,155	4,157,161
1.11%, 07/22/22 (Call 07/22/21), (3 mo. LIBOR US + 0.930%)(a)(b)	61,258	61,370,388
1.41%, 05/08/24 (Call 05/08/23), (3 mo. LIBOR US + 1.220%)(a)(b)	37,976	38,599,946
1.58%, 10/24/23 (Call 10/24/22), (3 mo. LIBOR US + 1.400%)(a)(b)	51,179	51,997,864
MUFG Union Bank N.A., 0.78%, 03/07/22 (Call 02/05/22), (3 mo. LIBOR US + 0.600%)(a)(b)	7,420	7,447,231
National Australia Bank Ltd.
0.59%, 12/13/22, (3 mo. LIBOR US + 0.410%)(a)(b)(c)	14,725	14,794,502
0.77%, 09/20/21, (3 mo. LIBOR US + 0.580%)(a)(b)(c)	2,525	2,530,277
0.79%, 04/12/23, (3 mo. LIBOR US + 0.600%)(a)(b)(c)	10,345	10,434,277
0.89%, 11/04/21, (3 mo. LIBOR US + 0.710%)(a)(b)(c)	12,418	12,458,358
0.90%, 05/22/22, (3 mo. LIBOR US + 0.720%)(a)(b)(c)	10,075	10,143,208
1.08%, 01/10/22, (3 mo. LIBOR US + 0.890%)(a)(b)(c)	8,623	8,671,461
1.19%, 07/12/21, (3 mo. LIBOR US + 1.000%)(a)(c)	6,845	6,857,869
Natwest Group PLC
1.66%, 05/15/23 (Call 05/15/22), (3 mo. LIBOR US + 1.470%)(a)(b)	39,248	39,664,029
1.75%, 06/25/24 (Call 06/25/23), (3 mo. LIBOR US + 1.550%)(a)	17,684	18,062,614
NatWest Markets PLC, 1.67%, 09/29/22, (3 mo. LIBOR US + 1.400%)(a)(b)(c)	5,825	5,923,908
PNC Bank N.A.
0.50%, 02/24/23 (Call 02/24/22), (3 mo. LIBOR US + 0.325%)(a)(b)	18,922	18,950,194
0.62%, 12/09/22 (Call 12/09/21), (3 mo. LIBOR US + 0.430%)(a)	9,914	9,934,621
0.63%, 07/22/22 (Call 07/22/21), (3 mo. LIBOR US + 0.450%)(a)(b)	33,776	33,807,412
0.68%, 07/27/22, (3 mo. LIBOR US + 0.500%)(a)(b)	4,200	4,222,176
Royal Bank of Canada
0.31%, 01/19/24, (SOFR + 0.300%)(a)(b)	11,352	11,360,287
0.42%, 08/05/22, (SOFR + 0.400%)(a)	250	250,808
0.46%, 10/26/23, (SOFR + 0.450%)(a)	13,410	13,453,582
0.54%, 01/20/26, (SOFR + 0.525%)(a)	6,785	6,788,664
0.55%, 01/17/23, (3 mo. LIBOR US + 0.360%)(a)(b)	20,350	20,428,551
0.58%, 04/27/26, (SOFR + 0.570%)(a)	10,900	10,893,896
0.65%, 04/29/22, (3 mo. LIBOR US + 0.470%)(a)(b)	9,888	9,927,651
0.85%, 10/05/23, (3 mo. LIBOR US + 0.660%)(a)	10,585	10,702,282
0.91%, 02/01/22, (3 mo. LIBOR US + 0.730%)(a)(b)	7,455	7,492,499
Santander UK PLC
0.81%, 06/01/21, (3 mo. LIBOR US + 0.620%)(a)	12,373	12,379,063
0.85%, 11/15/21, (3 mo. LIBOR US + 0.660%)(a)(b)	14,718	14,761,124
Shinhan Bank Co. Ltd., 1.88%, 04/24/25, (3 mo. LIBOR US + 1.700%)(a)(d)	1,000	1,045,540
Skandinaviska Enskilda Banken AB
0.51%, 09/01/23, (3 mo. LIBOR US + 0.320%)(a)(c)	14,100	14,129,328
0.62%, 05/17/21, (3 mo. LIBOR US + 0.430%)(a)(c)	15,942	15,944,391
0.83%, 12/12/22, (3 mo. LIBOR US + 0.645%)(a)(b)(c)	2,720	2,740,998
Standard Chartered PLC
1.26%, 10/14/23 (Call 10/14/22), (SOFR + 1.250%)(a)(c)	200	201,942

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.34%, 01/20/23 (Call 01/20/22), (3 mo. LIBOR US + 1.150%)(a)(b)(c)	$2,874	$2,891,187
1.38%, 09/10/22 (Call 09/10/21), (3 mo. LIBOR US + 1.200%)(a)(c)	46,405	46,559,529
Sumitomo Mitsui Financial Group Inc.
0.93%, 10/18/22, (3 mo. LIBOR US + 0.740%)(a)	12,239	12,326,876
0.93%, 01/17/23, (3 mo. LIBOR US + 0.740%)(a)(b)	6,301	6,348,321
0.97%, 07/12/22, (3 mo. LIBOR US + 0.780%)(a)(b)	12,230	12,314,142
0.98%, 10/16/23, (3 mo. LIBOR US + 0.800%)(a)(b)	14,770	14,932,470
1.05%, 07/19/23, (3 mo. LIBOR US + 0.860%)(a)(b)	11,599	11,759,646
1.30%, 07/14/21, (3 mo. LIBOR US + 1.110%)(a)	12,879	12,905,273
1.33%, 10/19/21, (3 mo. LIBOR US + 1.140%)(a)	20,850	20,952,790
Svenska Handelsbanken AB, 0.65%, 05/24/21, (3 mo. LIBOR US + 0.470%)(a)(b)	28,687	28,694,745
Swedbank AB, 0.88%, 03/14/22, (3 mo. LIBOR US + 0.700%)(a)(b)(c)	9,436	9,484,312
Toronto-Dominion Bank (The)
0.25%, 01/06/23, (SOFR + 0.240%)(a)	2,000	2,000,240
0.37%, 03/04/24, (SOFR + 0.355%)(a)	17,912	17,920,060
0.46%, 09/28/23, (SOFR + 0.450%)(a)	2,000	2,007,660
0.49%, 01/27/23, (SOFR + 0.480%)(a)	10,517	10,564,852
0.61%, 06/11/21, (3 mo. LIBOR US + 0.430%)(a)	4,100	4,101,845
0.72%, 12/01/22, (3 mo. LIBOR US + 0.530%)(a)(b)	3,600	3,624,588
0.83%, 07/19/23, (3 mo. LIBOR US + 0.640%)(a)	7,446	7,531,257
Truist Bank
0.74%, 03/09/23 (Call 02/09/23), (SOFR + 0.730%)(a)(b) .	3,620	3,650,227
0.77%, 08/02/22 (Call 08/02/21), (3 mo. LIBOR US + 0.590%)(a)(b)	5,849	5,856,253
0.78%, 05/17/22 (Call 04/17/22), (3 mo. LIBOR US + 0.590%)(a)(b)	5,546	5,572,898
Truist Financial Corp., 0.85%, 04/01/22 (Call 03/01/22), (3 mo. LIBOR US + 0.650%)(a)(b)	7,576	7,611,834
U.S. Bank NA/Cincinnati OH
0.37%, 01/21/22 (Call 12/21/21), (3 mo. LIBOR US + 0.180%)(a)(b)	11,758	11,768,465
0.57%, 11/16/21 (Call 10/15/21), (3 mo. LIBOR US + 0.380%)(a)(b)	9,445	9,458,695
0.59%, 12/09/22 (Call 11/09/22), (3 mo. LIBOR US + 0.400%)(a)(b)	5,322	5,346,854
0.62%, 05/23/22 (Call 04/22/22), (3 mo. LIBOR US + 0.440%)(a)(b)	19,395	19,466,568
UBS AG/London, 0.38%, 02/09/24, (SOFR + 0.360%)(a)(b)(c)	20,900	20,906,688
UBS Group AG
1.14%, 08/15/23 (Call 08/15/22), (3 mo. LIBOR US + 0.950%)(a)(b)(c)	23,745	23,957,518
1.40%, 05/23/23 (Call 05/23/22), (3 mo. LIBOR US + 1.220%)(a)(b)(c)	18,255	18,442,844
1.71%, 02/01/22, (3 mo. LIBOR US + 1.530%)(a)(b)(c)	8,887	8,980,847
UniCredit SpA, 4.09%, 01/14/22, (3 mo. LIBOR US + 3.900%)(a)(c)	21,595	22,091,685
Wells Fargo & Co.
1.20%, 07/26/21, (3 mo. LIBOR US + 1.025%)(a)	28,535	28,597,777
1.29%, 01/24/23 (Call 01/24/22), (3 mo. LIBOR US + 1.110%)(a)(b)	5,165	5,199,399
1.42%, 10/31/23 (Call 10/31/22), (3 mo. LIBOR US + 1.230%)(a)(b)	35,729	36,268,151
Wells Fargo Bank N.A.
0.69%, 10/22/21 (Call 09/21/21), (3 mo. LIBOR US + 0.510%)(a)	19,415	19,446,841

Security	Par (000)	Value

Banks (continued)
0.81%, 05/27/22 (Call 05/27/21), (3 mo. LIBOR US + 0.620%)(a)(b)	$29,902	$29,907,980
0.85%, 09/09/22 (Call 09/09/21), (3 mo. LIBOR US + 0.660%)(a)(b)	12,940	12,966,398
Westpac Banking Corp.
0.58%, 01/13/23, (3 mo. LIBOR US + 0.390%)(a)	13,080	13,135,328
0.76%, 01/11/23, (3 mo. LIBOR US + 0.570%)(a)(b)	4,768	4,803,331
0.90%, 06/28/22, (3 mo. LIBOR US + 0.710%)(a)(b)	9,048	9,114,503
0.91%, 05/15/23, (3 mo. LIBOR US + 0.720%)(a)(b)	22,789	23,050,846
0.96%, 02/26/24, (3 mo. LIBOR US + 0.770%)(a)(b)	9,448	9,586,980
1.03%, 08/19/21, (3 mo. LIBOR US + 0.850%)(a)(b)	7,218	7,235,251
1.04%, 01/11/22, (3 mo. LIBOR US + 0.850%)(a)	12,372	12,440,417

		3,135,374,367

Beverages — 0.1%
PepsiCo Inc., 0.54%, 05/02/22, (3 mo. LIBOR US + 0.365%)(a)(b)	8,576	8,602,586

Biotechnology — 0.4%
Gilead Sciences Inc.
0.33%, 09/17/21, (3 mo. LIBOR US + 0.150%)(a)	6,270	6,271,379
0.71%, 09/29/23 (Call 09/29/21), (3 mo. LIBOR US + 0.520%)(a)	19,990	20,009,990

		26,281,369

Chemicals — 0.4%
DuPont de Nemours Inc., 1.30%, 11/15/23, (3 mo. LIBOR US + 1.110%)(a)	6,065	6,171,865
LYB International Finance III LLC, 1.20%, 10/01/23 (Call 10/01/21), (3 mo. LIBOR US + 1.000%)(a)(b)	17,123	17,144,575

		23,316,440

Commercial Services — 0.1%
Equifax Inc., 1.06%, 08/15/21, (3 mo. LIBOR US + 0.870%)(a)(b)	2,970	2,975,792

Computers — 1.2%
Apple Inc.
0.55%, 05/11/22, (3 mo. LIBOR US + 0.350%)(a)(b)	23,681	23,758,200
0.69%, 02/09/22, (3 mo. LIBOR US + 0.500%)(a)(b)	8,043	8,072,518
Hewlett Packard Enterprise Co., 0.91%, 10/05/21 (Call 05/17/21), (3 mo. LIBOR US + 0.720%)(a)	15,911	15,913,387
International Business Machines Corp.
0.59%, 05/13/21, (3 mo. LIBOR US + 0.400%)(a)	21,031	21,033,103
0.77%, 11/06/21, (3 mo. LIBOR US + 0.580%)(a)(b)	7,986	8,007,961

		76,785,169

Diversified Financial Services — 3.2%
AIG Global Funding, 0.39%, 12/15/23, (SOFR + 0.380%)(a)(c)	1,350	1,353,510
Air Lease Corp., 0.85%, 06/03/21, (3 mo. LIBOR US + 0.670%)(a)(b)	3,000	3,000,210
American Express Co.
0.79%, 08/01/22 (Call 07/01/22), (3 mo. LIBOR US + 0.610%)(a)(b)	4,326	4,349,231
0.80%, 11/05/21 (Call 10/05/21), (3 mo. LIBOR US + 0.600%)(a)	34,775	34,851,157
0.80%, 05/20/22 (Call 04/20/22), (3 mo. LIBOR US + 0.620%)(a)(b)	17,464	17,549,574
0.84%, 02/27/23 (Call 01/27/23), (3 mo. LIBOR US + 0.650%)(a)(b)	10,813	10,902,207
0.93%, 08/03/23 (Call 07/03/23), (3 mo. LIBOR US + 0.750%)(a)	11,451	11,582,228

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
American Express Credit Corp., 0.88%, 03/03/22 (Call 02/03/22), (3 mo. LIBOR US + 0.700%)(a)(b)	$10,309	$10,360,648
Aviation Capital Group LLC
0.86%, 07/30/21, (3 mo. LIBOR US + 0.670%)(a)(c)	2,920	2,918,014
1.14%, 06/01/21, (3 mo. LIBOR US + 0.950%)(a)(c)	4,335	4,334,567
BOC Aviation Ltd.
1.25%, 05/03/21, (3 mo. LIBOR US + 1.050%)(a)(d)	8,095	8,095,000
1.32%, 09/26/23 (Call 08/26/23), (3 mo. LIBOR US + 1.125%)(a)(b)(d)	8,665	8,650,269
Capital One Financial Corp.
0.91%, 01/30/23 (Call 12/30/22), (3 mo. LIBOR US + 0.720%)(a)(b)	6,936	6,984,552
1.14%, 03/09/22 (Call 02/09/22), (3 mo. LIBOR US + 0.950%)(a)	8,145	8,195,662
Charles Schwab Corp. (The)
0.50%, 05/21/21 (Call 05/11/21), (3 mo. LIBOR US + 0.320%)(a)	3,712	3,712,260
0.51%, 03/18/24 (Call 02/18/24), (SOFR + 0.500%)(a)	20,100	20,238,087
Intercontinental Exchange Inc., 0.83%, 06/15/23 (Call 08/20/21), (3 mo. LIBOR US + 0.650%)(a)(b)	38,984	39,035,069

		196,112,245

Electric — 3.1%
American Electric Power Co. Inc., Series A, 0.66%, 11/01/23 (Call 11/20/21), (3 mo. LIBOR US + 0.480%)(a)	1,440	1,442,160
Consolidated Edison Co. of New York Inc., Series C, 0.60%, 06/25/21, (3 mo. LIBOR US + 0.400%)(a)	7,333	7,336,887
Dominion Energy Inc., Series D, 0.71%, 09/15/23 (Call 09/15/21), (3 mo. LIBOR US + 0.530%)(a)(b)	19,932	19,955,918
Duke Energy Corp.
0.70%, 05/14/21, (3 mo. LIBOR US + 0.500%)(a)(b)(c)	21,725	21,726,738
0.83%, 03/11/22, (3 mo. LIBOR US + 0.650%)(a)	5,096	5,117,811
Duke Energy Progress LLC, Series A, 0.37%, 02/18/22 (Call 05/11/21), (3 mo. LIBOR US + 0.180%)(a)	700	699,769
Florida Power & Light Co., 0.56%, 07/28/23 (Call 06/01/21), (3 mo. LIBOR US + 0.380%)(a)(b)	15,805	15,805,632
National Rural Utilities Cooperative Finance Corp., 0.57%, 06/30/21, (3 mo. LIBOR US + 0.375%)(a)	2,390	2,391,195
NextEra Energy Capital Holdings Inc.
0.45%, 02/22/23 (Call 08/22/21), (3 mo. LIBOR US + 0.270%)(a)	26,270	26,273,152
0.55%, 03/01/23, (SOFR + 0.540%)(a)	7,835	7,854,117
0.67%, 05/04/21, (3 mo. LIBOR US + 0.480%)(a)	7,120	7,120,000
0.74%, 08/28/21 (Call 06/01/21), (3 mo. LIBOR US + 0.550%)(a)	4,819	4,818,904
0.91%, 02/25/22, (3 mo. LIBOR US + 0.720%)(a)	14,200	14,260,208
Pacific Gas and Electric Co.
1.57%, 11/15/21, (3 mo. LIBOR US + 1.375%)(a)(b)	27,000	27,089,640
1.67%, 06/16/22 (Call 06/16/21), (3 mo. LIBOR US + 1.480%)(a)(b)	16,950	16,939,661
Southern California Edison Co., 0.84%, 04/01/24 (Call 04/01/23), (SOFR + 0.830%)(a)(b)	12,000	12,042,360

		190,874,152

Electronics — 0.3%
Honeywell International Inc.
0.41%, 08/19/22 (Call 08/19/21), (3 mo. LIBOR US + 0.230%)(a)(b)	8,299	8,299,830
0.56%, 08/08/22, (3 mo. LIBOR US + 0.370%)(a)(b)	12,154	12,200,671

		20,500,501

Security	Par (000)	Value

Food — 0.1%
General Mills Inc., 1.20%, 10/17/23, (3 mo. LIBOR US + 1.010%)(a)(b)	$6,493	$6,593,577

Gas — 0.6%
CenterPoint Energy Resources Corp., 0.68%, 03/02/23 (Call 09/02/21), (3 mo. LIBOR US + 0.500%)(a)	166	166,007
Dominion Energy Gas Holdings LLC, Series A, 0.78%, 06/15/21, (3 mo. LIBOR US + 0.600%)(a)	23,928	23,942,835
ONE Gas Inc., 0.79%, 03/11/23 (Call 09/11/21), (3 mo. LIBOR US + 0.610%)(a)	1,448	1,447,522
Southern California Gas Co., 0.53%, 09/14/23 (Call 06/01/21), (3 mo. LIBOR US + 0.350%)(a)(b)	13,965	13,969,329

		39,525,693

Health Care - Services — 0.2%
Roche Holdings Inc., 0.25%, 03/05/24, (SOFR + 0.240%)(a)(c)	5,000	5,001,450
UnitedHealth Group Inc., 0.44%, 06/15/21, (3 mo. LIBOR US + 0.260%)(a)(b)	4,425	4,426,239

		9,427,689

Household Products & Wares — 0.2%

Reckitt Benckiser Treasury Services PLC, 0.75%, 06/24/22, (3 mo. LIBOR US + 0.560%)(a)(b)(c)	13,190	13,262,809

Insurance — 2.3%
AIA Group Ltd., 0.71%, 09/20/21 (Call 08/20/21), (3 mo. LIBOR US + 0.520%)(a)(c)	3,760	3,759,925
Athene Global Funding, 1.42%, 07/01/22, (3 mo. LIBOR US + 1.230%)(a)(b)(c)	8,945	9,042,232
Jackson National Life Global Funding
0.61%, 01/06/23, (SOFR + 0.600%)(a)(c)	13,500	13,557,105
0.66%, 06/11/21, (3 mo. LIBOR US + 0.480%)(a)(b)(c)	15,469	15,475,497
0.92%, 06/27/22, (3 mo. LIBOR US + 0.730%)(a)(b)(c)	11,675	11,749,953
MassMutual Global Funding II, 0.35%, 01/07/22, (3 mo. LIBOR US + 0.150%)(a)(c)	500	500,370
MET Tower Global Funding, 0.56%, 01/17/23, (SOFR + 0.550%)(a)(c)	720	723,636
Metropolitan Life Global Funding I
0.33%, 01/07/24, (SOFR + 0.320%)(a)(c)	11,000	11,023,760
0.58%, 01/13/23, (SOFR + 0.570%)(a)(c)	11,000	11,061,710
New York Life Global Funding
0.23%, 02/02/23, (SOFR + 0.220%)(a)(b)(c)	10,155	10,145,150
0.37%, 10/21/23, (SOFR + 0.360%)(a)(c)	3,000	3,004,020
0.47%, 01/21/22, (3 mo. LIBOR US + 0.280%)(a)(b)(c)	8,975	8,986,129
0.47%, 01/10/23, (3 mo. LIBOR US + 0.280%)(a)(b)(c)	7,206	7,215,224
0.51%, 08/06/21, (3 mo. LIBOR US + 0.320%)(a)(b)(c)	7,855	7,860,498
0.63%, 07/12/22, (3 mo. LIBOR US + 0.440%)(a)(b)(c)	11,510	11,559,148
0.70%, 06/10/22, (3 mo. LIBOR US + 0.520%)(a)(b)(c)	13,090	13,155,450
Northwestern Mutual Global Funding, 0.34%, 03/25/24, (SOFR + 0.330%)(a)(c)	1,973	1,974,578
Principal Life Global Funding II, 0.59%, 10/06/21, (3 mo. LIBOR US + 0.400%)(a)(c)	1,256	1,257,809
Protective Life Global Funding, 0.71%, 06/28/21, (3 mo. LIBOR US + 0.520%)(a)(c)	690	690,531

		142,742,725

Internet — 0.6%
eBay Inc., 1.06%, 01/30/23, (3 mo. LIBOR US + 0.870%)(a)(b)	11,259	11,375,418
TD Ameritrade Holding Corp., 0.61%, 11/01/21 (Call 10/02/21), (3 mo. LIBOR US + 0.430%)(a)(b)	9,345	9,358,831

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Tencent Holdings Ltd.
0.79%, 01/19/23, (3 mo. LIBOR US + 0.605%)(a)(d)	$1,580	$1,574,438
1.10%, 04/11/24, (3 mo. LIBOR US + 0.910%)(a)(b)(d)	12,680	12,730,213

		35,038,900

Lodging — 0.0%
Hyatt Hotels Corp., 3.19%, 09/01/22 (Call 09/01/21), (3 mo. LIBOR US + 3.000%)(a)	250	251,808

Machinery — 1.4%
Caterpillar Financial Services Corp.
0.40%, 11/12/21, (3 mo. LIBOR US + 0.200%)(a)(b)	18,469	18,480,820
0.46%, 09/07/21, (3 mo. LIBOR US + 0.280%)(a)	10,767	10,775,829
0.93%, 05/13/22, (3 mo. LIBOR US + 0.735%)(a)(b)	13,155	13,238,797
Series I, 0.58%, 05/17/21, (3 mo. LIBOR US + 0.390%)(a)	8,270	8,271,158
John Deere Capital Corp.
0.44%, 09/10/21, (3 mo. LIBOR US + 0.260%)(a)(b)	2,748	2,750,006
0.58%, 06/07/21, (3 mo. LIBOR US + 0.400%)(a)	3,875	3,876,434
0.66%, 09/08/22, (3 mo. LIBOR US + 0.480%)(a)(b)	8,145	8,189,146
0.67%, 06/13/22, (3 mo. LIBOR US + 0.490%)(a)	1,185	1,190,723
0.73%, 06/07/23, (3 mo. LIBOR US + 0.550%)(a)(b)	9,660	9,745,588
Otis Worldwide Corp., 0.64%, 04/05/23 (Call 05/11/21), (3 mo. LIBOR US + 0.450%)(a)(b)	9,226	9,217,789

		85,736,290

Manufacturing — 0.3%
3M Co., 0.49%, 02/14/24, (3 mo. LIBOR US + 0.300%)(a)	4,137	4,147,963
General Electric Co., 1.18%, 03/15/23, (3 mo. LIBOR US + 1.000%)(a)	3,776	3,822,256
Siemens Financieringsmaatschappij NV, 0.80%, 03/16/22, (3 mo. LIBOR US + 0.610%)(a)(b)(c)	13,251	13,315,267

		21,285,486

Media — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital, 1.83%, 02/01/24 (Call 01/01/24), (3 mo. LIBOR US + 1.650%)(a)	20,410	20,943,926
Comcast Corp.
0.64%, 10/01/21, (3 mo. LIBOR US + 0.440%)(a)	2,905	2,909,822
0.81%, 04/15/24, (3 mo. LIBOR US + 0.630%)(a)	12,952	13,097,840
TWDC Enterprises 18 Corp., 0.57%, 03/04/22, (3 mo. LIBOR US + 0.390%)(a)	26,390	26,469,434
Walt Disney Co. (The)
0.44%, 09/01/21, (3 mo. LIBOR US + 0.250%)(a)(b)	1,982	1,983,387
0.58%, 09/01/22, (3 mo. LIBOR US + 0.390%)(a)	7,016	7,043,292

		72,447,701

Oil & Gas — 1.9%
Chevron Corp.
0.66%, 03/03/22, (3 mo. LIBOR US + 0.480%)(a)(b)	6,787	6,810,483
0.71%, 03/03/22, (3 mo. LIBOR US + 0.530%)(a)	12,115	12,162,612
0.72%, 11/15/21, (3 mo. LIBOR US + 0.530%)(a)(b)	1,223	1,226,131
1.10%, 05/11/23, (3 mo. LIBOR US + 0.900%)(a)	21,645	21,998,679
Chevron USA Inc.
0.31%, 08/12/22, (3 mo. LIBOR US + 0.110%)(a)	823	823,280
0.40%, 08/11/23, (3 mo. LIBOR US + 0.200%)(a)	18,160	18,198,862
ConocoPhillips Co., 1.10%, 05/15/22, (3 mo. LIBOR US + 0.900%)(a)(b)	9,938	10,019,591
Exxon Mobil Corp.
0.52%, 08/16/22, (3 mo. LIBOR US + 0.330%)(a)	12,105	12,145,188
0.55%, 03/06/22, (3 mo. LIBOR US + 0.370%)(a)	11,589	11,623,651

Security	Par (000)	Value

Oil & Gas (continued)
Phillips 66, 0.81%, 02/15/24 (Call 11/19/21), (3 mo. LIBOR US + 0.620%)(a)	$4,906	$4,914,144
Shell International Finance BV, 0.59%, 11/13/23, (3 mo. LIBOR US + 0.400%)(a)(b)	11,001	11,064,036
Valero Energy Corp., 1.33%, 09/15/23 (Call 09/10/21), (3 mo. LIBOR US + 1.150%)(a)(b)	9,787	9,807,553

		120,794,210

Pharmaceuticals — 2.8%
AbbVie Inc.
0.53%, 05/21/21, (3 mo. LIBOR US + 0.350%)(a)	22,000	22,002,640
0.64%, 11/19/21, (3 mo. LIBOR US + 0.460%)(a)	15,980	16,003,171
0.83%, 11/21/22, (3 mo. LIBOR US + 0.650%)(a)(b)	18,123	18,237,900
AstraZeneca PLC
0.80%, 06/10/22, (3 mo. LIBOR US + 0.620%)(a)	1,295	1,301,812
0.86%, 08/17/23, (3 mo. LIBOR US + 0.665%)(a)(b)	7,311	7,376,141
Bayer U.S. Finance II LLC
0.83%, 06/25/21 (Call 06/01/21), (3 mo. LIBOR US + 0.630%)(a)(c)	16,650	16,659,491
1.19%, 12/15/23 (Call 11/15/23), (3 mo. LIBOR US + 1.010%)(a)(b)(c)	23,270	23,579,491
Becton Dickinson and Co., 1.21%, 06/06/22, (3 mo. LIBOR US + 1.030%)(a)	13,046	13,159,109
Bristol-Myers Squibb Co., 0.57%, 05/16/22, (3 mo. LIBOR US + 0.380%)(a)(b)	8,590	8,616,028
Cardinal Health Inc., 0.95%, 06/15/22, (3 mo. LIBOR US + 0.770%)(a)	14,071	14,155,848
Cigna Corp., 1.07%, 07/15/23 (Call 06/15/23), (3 mo. LIBOR US + 0.890%)(a)(b)	16,890	17,090,653
GlaxoSmithKline Capital PLC, 0.54%, 05/14/21, (3 mo. LIBOR US + 0.350%)(a)	5,714	5,714,571
Pfizer Inc., 0.51%, 09/15/23, (3 mo. LIBOR US + 0.330%)(a)	4,308	4,323,035
Zoetis Inc., 0.62%, 08/20/21, (3 mo. LIBOR US + 0.440%)(a)	3,392	3,395,188

		171,615,078

Pipelines — 0.6%
Enbridge Inc.
0.41%, 02/17/23, (SOFR + 0.400%)(a)	9,496	9,509,674
0.69%, 02/18/22, (3 mo. LIBOR US + 0.500%)(a)	12,495	12,529,486
MPLX LP, 1.29%, 09/09/22 (Call 06/01/21), (3 mo. LIBOR US + 1.100%)(a)	16,003	16,011,002

		38,050,162

Real Estate Investment Trusts — 0.3%
Public Storage, 0.48%, 04/23/24 (Call 04/23/22), (SOFR + 0.470%)(a)	15,000	15,009,600
SL Green Operating Partnership LP, 1.17%, 08/16/21 (Call 05/17/21), (3 mo. LIBOR US + 0.980%)(a)	1,215	1,215,121

		16,224,721

Retail — 0.6%
7-Eleven Inc., 0.65%, 08/10/22 (Call 08/10/21), (3 mo. LIBOR US + 0.450%)(a)(c)	16,893	16,904,656
Home Depot Inc. (The), 0.50%, 03/01/22, (3 mo. LIBOR US + 0.310%)(a)(b)	2,420	2,425,615
McDonald’s Corp., 0.61%, 10/28/21, (3 mo. LIBOR US + 0.430%)(a)(b)	11,220	11,238,513
Walmart Inc., 0.43%, 06/23/21, (3 mo. LIBOR US + 0.230%)(a)(b)	5,337	5,339,028

		35,907,812

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors — 0.5%
Intel Corp., 0.55%, 05/11/22, (3 mo. LIBOR US + 0.350%)(a)(b)	$13,114	$13,148,097
QUALCOMM Inc., 0.92%, 01/30/23, (3 mo. LIBOR US + 0.730%)(a)(b)	17,341	17,515,797

		30,663,894

Telecommunications — 3.1%
AT&T Inc.
0.65%, 03/25/24 (Call 03/25/22), (SOFR + 0.640%)(a)	3,645	3,650,650
1.36%, 06/12/24, (3 mo. LIBOR US + 1.180%)(a)	36,782	37,572,445
Rogers Communications Inc., 0.79%, 03/22/22, (3 mo. LIBOR US + 0.600%)(a)	13,227	13,271,707
Verizon Communications Inc.
0.51%, 03/22/24, (SOFR + 0.500%)(a)	10,390	10,437,171
0.80%, 03/20/26, (SOFR + 0.790%)(a)	32,000	32,487,360
1.19%, 03/16/22, (3 mo. LIBOR US + 1.000%)(a)	46,642	46,998,345
1.30%, 05/15/25 (Call 03/15/25), (3 mo. LIBOR US + 1.100%)(a)(b)	36,342	37,217,479
Vodafone Group PLC, 1.17%, 01/16/24, (3 mo. LIBOR US + 0.990%)(a)	10,750	10,939,737

		192,574,894

Transportation — 0.4%
United Parcel Service Inc.
0.57%, 05/16/22, (3 mo. LIBOR US + 0.380%)(a)(b)	16,714	16,763,306
0.65%, 04/01/23, (3 mo. LIBOR US + 0.450%)(a)	10,853	10,921,374

		27,684,680

Trucking & Leasing — 0.1%
GATX Corp., 0.92%, 11/05/21, (3 mo. LIBOR US + 0.720%)(a)	4,150	4,156,101

Total Corporate Bonds & Notes — 84.7% (Cost: $5,236,787,219)		5,253,529,182

Foreign Government Obligations(e)

Netherlands — 0.4%
Nederlandse Waterschapsbank NV, 0.25%, 12/15/21, (3 mo. LIBOR US + 0.070%)(a)(c)	26,500	26,513,780

Norway — 0.3%
Kommunalbanken AS, 0.31%, 09/08/21, (3 mo. LIBOR US + 0.130%)(a)(c)	18,896	18,904,503

South Korea — 1.2%
Export-Import Bank of Korea
0.73%, 06/25/22, (3 mo. LIBOR US + 0.525%)(a)	5,415	5,434,765
0.76%, 06/01/21, (3 mo. LIBOR US + 0.575%)(a)	3,530	3,531,306
0.96%, 06/01/23, (3 mo. LIBOR US + 0.775%)(a)(b)	14,250	14,393,640
1.10%, 11/01/22, (3 mo. LIBOR US + 0.925%)(a)	18,240	18,426,595
Series 5, 1.05%, 01/25/22, (3 mo. LIBOR US + 0.875%)(a)	3,675	3,692,530
Industrial Bank of Korea, 0.62%, 10/23/22, (3 mo. LIBOR US + 0.450%)(a)(d)	4,354	4,363,535
Korea Development Bank (The)
0.26%, 03/09/24, (SOFR + 0.250%)(a)	13,600	13,578,104
0.68%, 10/01/22, (3 mo. LIBOR US + 0.475%)(a)	9,780	9,812,959

		73,233,434

Supranational — 12.8%
African Development Bank, 0.19%, 12/15/21, (3 mo. LIBOR US + 0.010%)(a)(b)	8,272	8,273,241

Security	Par/ Shares (000)	Value

Supranational (continued)
Asian Development Bank
0.19%, 12/15/21, (3 mo. LIBOR US + 0.010%)(a)(b)	$73,189	$73,194,123
0.38%, 06/16/21, (3 mo. LIBOR US + 0.190%)(a)	25,305	25,311,073
European Bank for Reconstruction & Development
0.21%, 05/11/22, (3 mo. LIBOR US + 0.010%)(a)	39,826	39,828,788
0.28%, 08/19/22, (SOFR + 0.260%)(a)	16,800	16,832,424
0.29%, 10/15/24, (SOFR + 0.280%)(a)(b)	50,000	50,214,000
European Investment Bank
0.26%, 01/30/23, (SOFR + 0.250%)(a)(c)	20,000	20,048,000
0.29%, 01/19/23, (3 mo. LIBOR US + 0.100%)(a)(b)(c)	19,797	19,830,061
0.29%, 03/05/24, (SOFR + 0.280%)(a)(c)	32,000	32,134,080
0.30%, 06/10/22, (SOFR + 0.290%)(a)(c)	28,300	28,360,845
1.01%, 01/21/26, (SOFR + 1.000%)(a)(b)(c)	30,800	32,005,204
Inter-American Development Bank
0.16%, 10/25/21, (3 mo. LIBOR US - 0.020%)(a)(b)	26,156	26,155,215
0.18%, 01/15/22, (3 mo. LIBOR US)(a)(b)	14,171	14,171,992
0.21%, 03/15/22, (3 mo. LIBOR US + 0.030%)(a)	36,792	36,804,141
0.22%, 02/10/26, (SOFR + 0.200%)(a)	11,833	11,845,780
0.25%, 07/15/22, (3 mo. LIBOR US + 0.070%)(a)(b)	31,083	31,110,353
0.26%, 02/04/25, (SOFR + 0.250%)(a)	23,000	23,090,390
0.27%, 09/16/22, (SOFR + 0.260%)(a)	20,125	20,167,866
0.38%, 07/15/21, (3 mo. LIBOR US + 0.200%)(a)	59,777	59,806,888
International Bank for Reconstruction & Development
0.14%, 01/13/23, (SOFR + 0.130%)(a)	50,045	50,063,016
0.32%, 09/18/25, (SOFR + 0.310%)(a)(b)	42,250	42,530,118
Series GDIF, 0.32%, 08/06/24, (SOFR + 0.300%)(a)	35,870	36,049,350
Series GDIF, 0.40%, 06/17/24, (SOFR + 0.390%)(a)	27,250	27,466,093
International Finance Corp.
0.25%, 12/15/22, (3 mo. LIBOR US + 0.070%)(a)	41,097	41,144,673
0.36%, 12/15/21, (3 mo. LIBOR US + 0.180%)(a)(b)	28,640	28,668,926

		795,106,640

Sweden — 0.3%
Svensk Exportkredit AB, 1.01%, 05/25/23, (SOFR + 1.000%)(a)	18,090	18,412,002

Total Foreign Government Obligations — 15.0% (Cost: $932,069,914)		932,170,359

Short-Term Investments

Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(f)(g)(h)	200,541	200,641,333
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	69,182	69,182,000

		269,823,333

Total Short-Term Investments — 4.3% (Cost: $269,763,526)		269,823,333

Total Investments in Securities — 104.0% (Cost: $6,438,620,659)		6,455,522,874

Other Assets, Less Liabilities — (4.0)%		(249,467,401)

Net Assets — 100.0%		$6,206,055,473

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Floating Rate Bond ETF

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$147,500,634	$53,176,208	(a)	$—		$(10,878)	$(24,631)	$200,641,333	200,541	$183,569	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	280,692,000	—		(211,510,000	)(a)	—	—	69,182,000	69,182	68,813		—

						$(10,878)	$(24,631)	$269,823,333		$252,382		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$5,253,529,182	$—	$5,253,529,182
Foreign Government Obligations	—	932,170,359	—	932,170,359
Money Market Funds	269,823,333	—	—	269,823,333

	$269,823,333	$6,185,699,541	$—	$6,455,522,874

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	57

Statements of Assets and Liabilities (unaudited)

April 30, 2021

	iShares Aaa - A Rated Corporate Bond ETF	iShares BB Rated Corporate Bond ETF	iShares Convertible Bond ETF	iShares Floating Rate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,253,019,268	$122,005,824	$1,916,497,699	$6,185,699,541
Affiliated(c)	100,083,190	6,701,619	20,640,000	269,823,333
Cash	10,632	2,062	41,841	19,530,761
Receivables:
Investments sold	2,481,266	721,296	29,930,592	100,000
Securities lending income — Affiliated	11,773	746	—	29,362
Capital shares sold	—	93,807	—	2,963,682
Dividends	222	17	73	974
Interest	9,634,024	1,515,259	4,190,551	6,723,815

Total assets	1,365,240,375	131,040,630	1,971,300,756	6,484,871,468

LIABILITIES
Collateral on securities loaned, at value	83,441,845	5,542,282	—	200,479,505
Payables:
Investments purchased	8,700,378	1,343,852	32,531,143	76,517,917
Capital shares redeemed	—	—	—	773,668
Investment advisory fees	161,525	14,352	275,323	1,044,905

Total liabilities	92,303,748	6,900,486	32,806,466	278,815,995

NET ASSETS	$1,272,936,627	$124,140,144	$1,938,494,290	$6,206,055,473

NET ASSETS CONSIST OF:
Paid-in capital	$1,247,843,822	$121,504,225	$1,549,169,245	$6,254,110,609
Accumulated earnings (loss)	25,092,805	2,635,919	389,325,045	(48,055,136)

NET ASSETS	$1,272,936,627	$124,140,144	$1,938,494,290	$6,206,055,473

Shares outstanding	22,800,000	2,400,000	19,250,000	122,300,000

Net asset value	$55.83	$51.73	$100.70	$50.74

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$81,183,774	$5,357,475	$—	$195,592,681
(b) Investments, at cost — Unaffiliated	$1,256,690,481	$120,647,231	$1,703,676,764	$6,168,857,133
(c) Investments, at cost — Affiliated	$100,074,058	$6,702,127	$20,640,000	$269,763,526

See notes to financial statements.

58	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended April 30, 2021

	iShares Aaa - A Rated Corporate Bond ETF	iShares BB Rated Corporate Bond ETF	iShares Convertible Bond ETF	iShares Floating Rate Bond ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$—	$—	$4,658	$—
Dividends — Affiliated	2,196	222	2,354	68,813
Interest — Unaffiliated	14,736,112	1,889,223	7,272,979	19,936,396
Securities lending income — Affiliated — net	77,349	2,447	—	183,569
Other income — Unaffiliated	—	312	37,395	—

Total investment income	14,815,657	1,892,204	7,317,386	20,188,778

EXPENSES
Investment advisory fees	1,032,696	123,322	1,429,487	5,722,005
Miscellaneous	173	—	173	173

Total expenses	1,032,869	123,322	1,429,660	5,722,178

Less:
Investment advisory fees waived	—	(49,329)	—	—

Total expenses after fees waived	1,032,869	73,993	1,429,660	5,722,178

Net investment income	13,782,788	1,818,211	5,887,726	14,466,600

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(110,070)	329,201	92,257,182	875,095
Investments — Affiliated	(6,051)	(154)	—	(10,878)
In-kind redemptions — Unaffiliated	27,149,789	741,109	84,634,165	2,005,243

Net realized gain	27,033,668	1,070,156	176,891,347	2,869,460

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(64,591,688)	1,862,933	79,765,756	1,945,392
Investments — Affiliated	(6,911)	(508)	—	(24,631)

Net change in unrealized appreciation (depreciation)	(64,598,599)	1,862,425	79,765,756	1,920,761

Net realized and unrealized gain (loss)	(37,564,931)	2,932,581	256,657,103	4,790,221

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(23,782,143)	$4,750,792	$262,544,829	$19,256,821

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Statements of Changes in Net Assets

	iShares Aaa - A Rated Corporate Bond ETF		iShares BB Rated Corporate Bond ETF

	Six Months Ended		Six Months Ended	Period From
	04/30/21 (unaudited)	Year Ended 10/31/20	04/30/21 (unaudited)	10/06/20 to 10/31/20 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$13,782,788	$21,569,447	$1,818,211	$94,737
Net realized gain	27,033,668	11,480,266	1,070,156	—
Net change in unrealized appreciation (depreciation)	(64,598,599)	37,383,936	1,862,425	(504,340)

Net increase (decrease) in net assets resulting from operations	(23,782,143)	70,433,649	4,750,792	(409,603)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(15,256,762)	(20,251,698)	(1,705,270)	—

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(173,447,759)	1,015,631,385	48,943,801	72,560,424

NET ASSETS
Total increase (decrease) in net assets	(212,486,664)	1,065,813,336	51,989,323	72,150,821
Beginning of period	1,485,423,291	419,609,955	72,150,821	—

End of period	$1,272,936,627	$1,485,423,291	$124,140,144	$72,150,821

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

60	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Convertible Bond ETF		iShares Floating Rate Bond ETF

	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$5,887,726	$7,688,276	$14,466,600	$124,402,531
Net realized gain (loss)	176,891,347	85,353,955	2,869,460	(100,217,042)
Net change in unrealized appreciation (depreciation)	79,765,756	120,688,311	1,920,761	(4,906,350)

Net increase in net assets resulting from operations	262,544,829	213,730,542	19,256,821	19,279,139

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(41,802,451)	(9,218,410)	(14,910,215)	(142,625,200)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	866,245,154	242,367,608	609,485,158	(4,224,940,685)

NET ASSETS
Total increase (decrease) in net assets	1,086,987,532	446,879,740	613,831,764	(4,348,286,746)
Beginning of period	851,506,758	404,627,018	5,592,223,709	9,940,510,455

End of period	$1,938,494,290	$851,506,758	$6,206,055,473	$5,592,223,709

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Financial Highlights

(For a share outstanding throughout each period)

	iShares Aaa - A Rated Corporate Bond ETF

	Six Months Ended
	04/30/21 (unaudited)		Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of period	$57.46		$54.85	$49.57	$52.76	$52.80	$51.32

Net investment income(a)	0.57		1.35	1.68	1.53	1.40	1.34
Net realized and unrealized gain (loss)(b)		(1.58)	2.68	5.25	(3.23)	(0.08)	1.70

Net increase (decrease) from investment operations		(1.01)	4.03	6.93	(1.70)	1.32	3.04

Distributions(c)
From net investment income		(0.59)	(1.42)	(1.65)	(1.49)	(1.36)	(1.56)
From net realized gain		(0.03)	—	—	—	—	—

Total distributions		(0.62)	(1.42)	(1.65)	(1.49)	(1.36)	(1.56)

Net asset value, end of period	$55.83		$57.46	$54.85	$49.57	$52.76	$52.80

Total Return
Based on net asset value	(1.78	)%(d)	7.44%	14.22%	(3.27)%	2.57%	6.02%

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	2.00	%(e)	2.37%	3.19%	3.00%	2.69%	2.56%

Supplemental Data
Net assets, end of period (000)	$1,272,937		$1,485,423	$419,610	$158,621	$121,345	$105,609

Portfolio turnover rate(f)	7	%(d)	16%	16%	15%	16%	26%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

62	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares BB Rated Corporate Bond ETF

	Six Months Ended		Period From
	04/30/21		10/06/20	(a)
	(unaudited)		to 10/31/20

Net asset value, beginning of period	$49.76		$50.00

Net investment income(b)	0.94		0.12
Net realized and unrealized gain (loss)(c)	1.93			(0.36)

Net increase (decrease) from investment operations	2.87			(0.24)

Distributions(d)
From net investment income		(0.90)	—

Total distributions		(0.90)	—

Net asset value, end of period	$51.73		$49.76

Total Return
Based on net asset value	5.80	%(e)	(0.48	)%(e)

Ratios to Average Net Assets
Total expenses	0.25	%(f)	0.25	%(f)

Total expenses after fees waived	0.15	%(f)	0.15	%(f)

Net investment income	3.69	%(f)	3.36	%(f)

Supplemental Data
Net assets, end of period (000)	$124,140		$72,151

Portfolio turnover rate(g)	14	%(e)	0	%(e)(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Convertible Bond ETF

	Six Months Ended
	04/30/21 (unaudited)		Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18		Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of period	$80.71		$59.07	$55.86	$55.38		$47.01	$46.80

Net investment income(a)	0.40		0.86	0.96	0.93		1.00	0.79
Net realized and unrealized gain(b)	22.96		21.90	4.74	0.87		8.57	1.02

Net increase from investment operations	23.36		22.76	5.70	1.80		9.57	1.81

Distributions(c)
From net investment income		(0.62)	(1.12)	(2.02)	(1.13)		(1.20)	(1.60)

From net realized gain		(2.75)	—	(0.47)	(0.19)		—	—

Total distributions		(3.37)	(1.12)	(2.49)	(1.32)		(1.20)	(1.60)

Net asset value, end of period	$100.70		$80.71	$59.07	$55.86		$55.38	$47.01

Total Return
Based on net asset value	29.44	%(d)	39.02%	10.55%	3.26	%(e)	20.63%	3.98%

Ratios to Average Net Assets
Total expenses	0.20	%(f)	0.20%	0.20%	0.20%		0.20%	0.30%

Net investment income	0.82	%(f)	1.24%	1.66%	1.64%		1.88%	1.75%

Supplemental Data
Net assets, end of period (000)	$1,938,494		$851,507	$404,627	$259,730		$354,410	$14,103

Portfolio turnover rate(g)	25	%(d)	33%	24%	29%		14%	20%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been -1.94%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

64	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Floating Rate Bond ETF

	Six Months Ended
	04/30/21 (unaudited)		Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of period	$50.70		$50.98	$50.93	$50.93	$50.72	$50.43

Net investment income(a)	0.13		0.83	1.44	1.19	0.73	0.45
Net realized and unrealized gain (loss)(b)	0.04		(0.24)	0.08	(0.13)	0.19	0.24

Net increase from investment operations	0.17		0.59	1.52	1.06	0.92	0.69

Distributions(c)
From net investment income		(0.13)	(0.87)	(1.47)	(1.06)	(0.71)	(0.40)

Total distributions		(0.13)	(0.87)	(1.47)	(1.06)	(0.71)	(0.40)

Net asset value, end of period	$50.74		$50.70	$50.98	$50.93	$50.93	$50.72

Total Return
Based on net asset value	0.34	%(d)	1.19%	3.02%	2.11%	1.82%	1.39%

Ratios to Average Net Assets
Total expenses	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	0.51	%(e)	1.64%	2.84%	2.33%	1.43%	0.89%

Supplemental Data
Net assets, end of period (000)	$6,206,055		$5,592,224	$9,940,510	$11,832,089	$6,544,454	$3,185,003

Portfolio turnover rate(f)	20	%(d)	29%	23%	17%	21%	26%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Aaa - A Rated Corporate Bond	Diversified
BB Rated Corporate Bond	Diversified
Convertible Bond	Diversified
Floating Rate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche

66	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and

N O T E S T O F I N A N C I A L S T A T E M E N T S	67

Notes to Financial Statements (unaudited) (continued)

the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Aaa - A Rated Corporate Bond
Barclays Bank PLC	$13,792,825	$13,792,825		$—	$—
Barclays Capital Inc.	717,157	717,157		—	—
BMO Capital Markets	216,538	216,538		—	—
BNP Paribas Prime Brokerage International Ltd.	2,596,617	2,596,617		—	—
BofA Securities, Inc.	9,679,373	9,679,373		—	—
Citadel Clearing LLC	1,383,218	1,383,218		—	—
Citigroup Global Markets Inc.	2,506,568	2,506,568		—	—
Credit Suisse Securities (USA) LLC	2,874,260	2,874,260		—	—
Deutsche Bank Securities Inc.	553,263	553,263		—	—
HSBC Securities (USA) Inc.	3,070,016	3,070,016		—	—
JPMorgan Securities LLC	20,747,078	20,747,078		—	—
Morgan Stanley & Co. LLC	10,024,554	10,024,554		—	—
Nomura Securities International Inc.	349,604	349,604		—	—
Pershing LLC	303,286	303,286		—	—
RBC Capital Markets LLC	6,342,504	6,342,504		—	—
Scotia Capital (USA) Inc.	879,537	879,537		—	—
State Street Bank & Trust Company	483,765	483,765		—	—
TD Prime Services LLC	965,456	965,456		—	—
Wells Fargo Bank, National Association	1,139,424	1,139,424		—	—
Wells Fargo Securities LLC	2,558,731	2,558,731		—	—

	$81,183,774	$81,183,774		$—	$—

BB Rated Corporate Bond
Barclays Bank PLC	$1,686,917	$1,686,917		$—	$—
BMO Capital Markets	77,161	77,161		—	—
BNP Paribas Prime Brokerage International Ltd.	1,760,838	1,760,838		—	—
BofA Securities, Inc.	648,714	648,714		—	—
Citadel Clearing LLC	190,476	190,476		—	—
Citigroup Global Markets Inc.	55,354	55,354		—	—
Credit Suisse Securities (USA) LLC	938,015	938,015		—	—

	$5,357,475	$5,357,475		$—	$—

Floating Rate Bond
Barclays Bank PLC	$26,418,221	$26,418,221		$—	$—
Barclays Capital Inc.	684,166	684,166		—	—
BMO Capital Markets	608,067	608,067		—	—
BofA Securities, Inc.	11,761,772	11,761,772		—	—
Citigroup Global Markets Inc.	19,350,501	19,350,501		—	—
Credit Suisse Securities (USA) LLC	5,859,767	5,859,767		—	—
Goldman Sachs & Co.	18,550,359	18,550,359		—	—
JPMorgan Securities LLC	47,906,421	47,906,421		—	—
Morgan Stanley & Co. LLC	32,589,729	32,589,729		—	—
MUFG Securities Americas Inc.	5,981,555	5,981,555		—	—
Nomura Securities International Inc.	6,260,850	6,260,850		—	—
Pershing LLC	887,976	887,976		—	—
RBC Capital Markets LLC	18,652,747	18,652,747		—	—
Wells Fargo Securities LLC	80,550	80,550		—	—

	$195,592,681	$195,592,681		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

68	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

Aaa - A Rated Corporate Bond	0.15%
BB Rated Corporate Bond	0.25
Convertible Bond	0.20
Floating Rate Bond	0.20

Expense Waivers: BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). For the iShares BB Rated Corporate Bond ETF, BFA has elected to implement a voluntary fee waiver at an annual rate of 0.10% and currently intends to keep such voluntary fee waiver for the Fund in place for a one-year period through October 31, 2021. Any voluntary waiver or reimbursement implemented by BFA may be eliminated by BFA at any time.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

BB Rated Corporate Bond	$49,329

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended April 30, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Aaa - A Rated Corporate Bond	$30,748
BB Rated Corporate Bond	1,006
Floating Rate Bond	74,690

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

N O T E S T O F I N A N C I A L S T A T E M E N T S	69

Notes to Financial Statements (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Aaa - A Rated Corporate Bond	$199,947	$—	$—
BB Rated Corporate Bond	—	1,704,359	125,834

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	Other Securities

iShares ETF	Purchases	Sales

Aaa - A Rated Corporate Bond	$101,855,933	$99,900,660
BB Rated Corporate Bond	15,048,629	13,193,143
Convertible Bond	364,695,504	352,239,924
Floating Rate Bond	1,267,935,768	1,019,707,835

For the six months ended April 30, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Aaa - A Rated Corporate Bond	$271,534,421	$439,923,724
BB Rated Corporate Bond	70,202,257	22,800,828
Convertible Bond	1,067,775,881	246,684,105
Floating Rate Bond	991,549,752	384,867,197

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

Floating Rate Bond	$67,052,163

As of April 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Aaa - A Rated Corporate Bond	$1,357,264,898	$16,087,977	$(20,250,417)	$(4,162,440)
BB Rated Corporate Bond	127,492,689	1,905,812	(691,058)	1,214,754
Convertible Bond	1,726,145,420	242,544,763	(31,552,484)	210,992,279
Floating Rate Bond	6,442,302,666	16,393,077	(3,172,869)	13,220,208

70	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N O T E S T O F I N A N C I A L S T A T E M E N T S	71

Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 04/30/21		Year Ended 10/31/20

iShares ETF	Shares	Amount	Shares	Amount

Aaa - A Rated Corporate Bond
Shares sold	4,850,000	$277,206,935	19,350,000	$1,081,341,076
Shares redeemed	(7,900,000)	(450,654,694)	(1,150,000)	(65,709,691)

Net increase (decrease)	(3,050,000)	$(173,447,759)	18,200,000	$1,015,631,385

	Six Months Ended 04/30/21		Period Ended 10/31/20

iShares ETF	Shares	Amount	Shares	Amount

BB Rated Corporate Bond
Shares sold	1,400,000	$72,295,620	1,450,000	$72,560,424
Shares redeemed	(450,000)	(23,351,819)	—	—

Net increase	950,000	$48,943,801	1,450,000	$72,560,424

	Six Months Ended 04/30/21		Year Ended 10/31/20

iShares ETF	Shares	Amount	Shares	Amount

Convertible Bond
Shares sold	11,200,000	$1,118,700,453	6,300,000	$433,092,277
Shares redeemed	(2,500,000)	(252,455,299)	(2,600,000)	(190,724,669)

Net increase	8,700,000	$866,245,154	3,700,000	$242,367,608

Floating Rate Bond
Shares sold	19,800,000	$1,005,119,690	4,100,000	$217,504,452
Shares redeemed	(7,800,000)	(395,634,532)	(88,800,000)	(4,442,445,137)

Net increase (decrease)	12,000,000	$609,485,158	(84,700,000)	$(4,224,940,685)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

72	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Aaa - A Rated Corporate Bond ETF, iShares Convertible Bond ETF and iShares Floating Rate Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	73

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

Aaa - A Rated Corporate Bond(a)	$0.585212	$0.034532	$0.000584	$0.620328	94%	6%	0	%(b)	100%
BB Rated Corporate Bond	0.903258	—	—	0.903258	100	—	—		100
Convertible Bond	0.613929	2.752453	—	3.366382	18	82	—		100
Floating Rate Bond(a)	0.130860	—	0.000584	0.131444	100	—	0	(b)	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

74	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	75

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

76	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1004-0421

APRIL 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares 0-5 Year Investment Grade Corporate Bond ETF | SLQD | NASDAQ
•	iShares Global Green Bond ETF | BGRN | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2021 reflected a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the response to the virus’s spread was well underway, and countries around the world felt the effect of economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses were imposed in many parts of the world, workers were laid off, and unemployment claims spiked, causing a global recession.

As May 2020 began, stocks had just begun to recover from the lowest point following the onset of the pandemic. This recovery continued throughout the reporting period, as businesses continued re-opening and governments learned to adapt to life with the virus. Equity prices rose through the summer, fed by strong fiscal and monetary support and improving economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns late in the reporting period, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by announcing that inflation could exceed its 2% target for a sustained period without triggering a rate increase. To stabilize credit markets, the Fed also continued purchasing significant quantities of bonds, as did other influential central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in technology, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are underweight overall on credit, global high-yield and Asian bonds present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2021
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	28.85%	45.98%

U.S. small cap equities (Russell 2000® Index)	48.06	74.91

International equities (MSCI Europe, Australasia, Far East Index)	28.84	39.88

Emerging market equities (MSCI Emerging Markets Index)	22.95	48.71

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.05	0.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.26)	(7.79)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.52)	(0.27)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.42	7.40

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.98	19.57
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2021	iShares® 0-5 Year Investment Grade Corporate Bond ETF

Investment Objective

The iShares 0-5 Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds with remaining maturities of less than five years, as represented by the Markit iBoxx® USD Liquid Investment Grade 0-5 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	0.63%	3.58%	2.83%	2.51%	3.58%	14.99%	20.57%
Fund Market	0.65	3.25	2.81	2.52	3.25	14.86	20.69
Index	0.66	3.68	2.90	2.62	3.68	15.37	21.52

The inception date of the Fund was 10/15/13. The first day of secondary market trading was 10/17/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,006.30	$0.30		$1,000.00	$1,024.50	$0.30		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	0.8%
Aa	10.2
A	44.5
Baa	41.9
Ba	1.3
Not Rated	1.3

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	10.5%
1-2 Years	23.3
2-3 Years	22.2
3-4 Years	24.1
4-5 Years	18.9
5-6 Years	0.8
6-7 Years	0.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2021	iShares® Global Green Bond ETF

Investment Objective

The iShares Global Green Bond ETF (the “Fund”) seeks to track the investment results of an index composed of global investment-grade green bonds that are issued to fund environmental projects, while mitigating exposure to currency fluctuations versus the U.S. dollar, as represented by Bloomberg Barclays MSCI Global Green Bond Select (USD Hedged) Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(1.98)%	1.80%	5.89%	1.80%	15.14%
Fund Market	(2.19)	1.72	6.01	1.72	15.45
Index	(1.85)	1.90	5.99	1.90	15.41

The inception date of the Fund was 11/13/18. The first day of secondary market trading was 11/15/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$980.20	$0.98		$1,000.00	$1,023.80	$1.00		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	18.1%
Aa	19.7
A	39.8
Baa	17.2
Ba	0.3
Not Rated	4.9

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	2.3%
1-5 Years	29.8
5-10 Years	41.3
10-15 Years	7.8
15-20 Years	10.1
More than 20 Years	8.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
3.75%, 10/01/21	$459	$465,584
4.20%, 04/15/24	203	222,479
Omnicom Group Inc./Omnicom Capital Inc.
3.63%, 05/01/22	2,169	2,240,007
3.65%, 11/01/24 (Call 08/01/24)	502	547,094
WPP Finance 2010
3.63%, 09/07/22	961	999,256
3.75%, 09/19/24	1,160	1,267,271

		5,741,691

Aerospace & Defense — 1.9%
Boeing Co. (The)
1.17%, 02/04/23 (Call 02/04/22)	1,000	1,004,176
1.43%, 02/04/24 (Call 02/04/22)	3,250	3,260,200
1.95%, 02/01/24	1,000	1,027,811
2.20%, 02/04/26 (Call 02/04/23)	5,275	5,283,733
2.70%, 05/01/22(a)	1,012	1,034,111
2.75%, 02/01/26 (Call 01/01/26)	1,200	1,244,996
4.51%, 05/01/23 (Call 04/01/23)	2,383	2,543,095
4.88%, 05/01/25 (Call 04/01/25)	3,060	3,431,236
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	577	596,268
2.25%, 11/15/22 (Call 08/15/22)	1,483	1,522,004
2.38%, 11/15/24 (Call 09/15/24)	1,150	1,216,493
3.00%, 05/11/21(a)	1,071	1,071,599
3.25%, 04/01/25 (Call 03/01/25)	418	454,161
3.38%, 05/15/23 (Call 04/15/23)	1,874	1,986,520
3.50%, 05/15/25 (Call 03/15/25)	888	977,939
3.88%, 07/15/21 (Call 06/01/21)	202	203,494
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	659	724,889
3.85%, 06/15/23 (Call 05/15/23)	1,543	1,644,059
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)(a)	1,583	1,698,168
3.10%, 01/15/23 (Call 11/15/22)	519	541,163
3.35%, 09/15/21(a)	509	514,856
3.55%, 01/15/26 (Call 10/15/25)	1,696	1,884,421
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	1,529	1,636,855
3.25%, 08/01/23	1,860	1,981,168
Raytheon Technologies Corp.
2.50%, 12/15/22 (Call 09/15/22)	1,332	1,370,518
2.80%, 03/15/22 (Call 02/15/22)(a)	1,539	1,569,499
3.20%, 03/15/24 (Call 01/15/24)	1,435	1,531,153
3.95%, 08/16/25 (Call 06/16/25)	2,166	2,417,470

		44,372,055

Agriculture — 1.1%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	1,334	1,393,139
2.85%, 08/09/22	15	15,470
4.00%, 01/31/24	90	97,573
4.40%, 02/14/26 (Call 12/14/25)	1,000	1,128,649
4.75%, 05/05/21	1,169	1,169,149
Archer-Daniels-Midland Co., 2.75%, 03/27/25 (Call 02/27/25)(a)	573	612,405
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)	180	184,663
2.79%, 09/06/24 (Call 08/06/24)	1,396	1,469,203

Security	Par (000)	Value

Agriculture (continued)
3.22%, 08/15/24 (Call 06/15/24)	$3,194	$3,402,982
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)(a)	995	990,170
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)(a)	647	654,674
4.35%, 03/15/24 (Call 02/15/24)	1,112	1,218,195
Philip Morris International Inc.
1.13%, 05/01/23(a)	294	298,359
1.50%, 05/01/25 (Call 04/01/25)	298	303,827
2.13%, 05/10/23 (Call 03/10/23)(a)	464	479,316
2.38%, 08/17/22 (Call 07/17/22)(a)	1,419	1,454,955
2.50%, 08/22/22	991	1,020,548
2.50%, 11/02/22 (Call 10/02/22)	1,574	1,623,334
2.63%, 02/18/22 (Call 01/18/22)(a)	1,168	1,187,960
2.63%, 03/06/23	619	645,209
2.75%, 02/25/26 (Call 11/25/25)(a)	50	53,540
2.88%, 05/01/24 (Call 04/01/24)	1,036	1,102,164
2.90%, 11/15/21	516	523,506
3.25%, 11/10/24	1,377	1,493,839
3.38%, 08/11/25 (Call 05/11/25)	168	183,193
3.60%, 11/15/23	195	210,718
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	2,740	3,050,332
4.85%, 09/15/23	567	620,887

		26,587,959

Airlines — 0.1%
Southwest Airlines Co.
4.75%, 05/04/23(a)	1,365	1,472,835
5.25%, 05/04/25 (Call 04/04/25)	1,487	1,702,723

		3,175,558

Apparel — 0.2%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	806	834,391
2.40%, 03/27/25 (Call 02/27/25)(a)	1,876	1,984,464
Ralph Lauren Corp., 1.70%, 06/15/22	967	982,659
VF Corp.
2.05%, 04/23/22(a)	1,000	1,016,158
2.40%, 04/23/25 (Call 03/23/25)	741	777,340

		5,595,012
Auto Manufacturers — 3.5%
American Honda Finance Corp.
0.40%, 10/21/22	31	31,058
0.55%, 07/12/24	1,169	1,166,433
0.65%, 09/08/23	100	100,546
0.88%, 07/07/23	429	433,135
1.00%, 09/10/25	153	152,705
1.20%, 07/08/25(a)	1,074	1,082,520
1.65%, 07/12/21	889	891,470
1.70%, 09/09/21(a)	356	357,907
1.95%, 05/20/22	279	283,942
1.95%, 05/10/23(a)	1,185	1,221,358
2.05%, 01/10/23	884	909,523
2.15%, 09/10/24	1,287	1,346,711
2.20%, 06/27/22	1,387	1,418,792
2.40%, 06/27/24	1,212	1,275,749
2.60%, 11/16/22	921	953,156
2.90%, 02/16/24	470	499,588
3.38%, 12/10/21(a)	170	173,265
3.45%, 07/14/23(a)	669	711,618

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.55%, 01/12/24	$743	$802,140
3.63%, 10/10/23	1,006	1,082,417
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	250	247,415
3.65%, 10/01/23 (Call 07/01/23)(a)	303	324,809
General Motors Co.
4.00%, 04/01/25(a)	113	123,546
4.88%, 10/02/23	1,688	1,848,169
5.40%, 10/02/23	1,439	1,591,803
6.13%, 10/01/25 (Call 09/01/25)	1,880	2,230,596
General Motors Financial Co. Inc.
1.05%, 03/08/24	1,130	1,132,147
1.25%, 01/08/26 (Call 12/08/25)(a)	1,568	1,547,280
1.70%, 08/18/23	795	811,202
2.75%, 06/20/25 (Call 05/20/25)	1,223	1,286,416
2.90%, 02/26/25 (Call 01/26/25)(a)	1,370	1,447,238
3.15%, 06/30/22 (Call 05/30/22)	1,862	1,911,853
3.20%, 07/06/21 (Call 06/06/21)	1,894	1,898,651
3.25%, 01/05/23 (Call 12/05/22)(a)	1,336	1,390,809
3.45%, 01/14/22 (Call 12/14/21)	1,796	1,829,756
3.45%, 04/10/22 (Call 02/10/22)	957	978,787
3.50%, 11/07/24 (Call 09/07/24)	695	747,949
3.55%, 07/08/22	1,559	1,613,321
3.70%, 05/09/23 (Call 03/09/23)	1,665	1,753,986
3.95%, 04/13/24 (Call 02/13/24)	1,428	1,543,965
4.00%, 01/15/25 (Call 10/15/24)	1,266	1,379,892
4.15%, 06/19/23 (Call 05/19/23)	1,625	1,735,459
4.20%, 11/06/21	718	731,802
4.25%, 05/15/23	997	1,066,096
4.30%, 07/13/25 (Call 04/13/25)	1,904	2,107,738
4.35%, 04/09/25 (Call 02/09/25)(a)	1,177	1,304,889
4.38%, 09/25/21	726	737,311
5.10%, 01/17/24 (Call 12/17/23)(a)	1,499	1,658,356
5.20%, 03/20/23	715	774,311
5.25%, 03/01/26 (Call 12/01/25)	1,535	1,769,543
Stellantis NV, 5.25%, 04/15/23	2,439	2,643,827
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)(a)	1,000	1,004,696
1.34%, 03/25/26 (Call 02/25/26)	916	923,172
2.16%, 07/02/22(a)	1,043	1,066,192
2.36%, 07/02/24(a)	1,010	1,065,334
3.18%, 07/20/21	1,090	1,096,686
3.42%, 07/20/23	1,107	1,181,007
Toyota Motor Credit Corp.
0.35%, 10/14/22(a)	190	190,355
0.45%, 07/22/22(a)	329	329,878
0.45%, 01/11/24(a)	1,076	1,075,097
0.50%, 08/14/23	1,561	1,566,587
0.80%, 10/16/25	1,000	993,010
0.80%, 01/09/26	85	84,453
1.15%, 05/26/22	351	354,471
1.35%, 08/25/23	311	318,023
1.80%, 02/13/25	1,886	1,950,858
2.00%, 10/07/24	291	305,060
2.15%, 09/08/22	1,056	1,083,288
2.25%, 10/18/23	254	265,379
2.60%, 01/11/22(a)	1,113	1,131,169
2.63%, 01/10/23	587	610,376
2.65%, 04/12/22	987	1,009,704
2.70%, 01/11/23	1,269	1,320,805

Security	Par (000)	Value

Auto Manufacturers (continued)
2.75%, 05/17/21	$89	$89,081
2.80%, 07/13/22	252	259,765
2.90%, 03/30/23	489	513,707
2.90%, 04/17/24	192	205,386
3.00%, 04/01/25(a)	1,887	2,036,791
3.30%, 01/12/22	1,339	1,366,769
3.35%, 01/08/24(a)	986	1,061,488
3.40%, 09/15/21	670	677,752
3.40%, 04/14/25	170	186,479
3.45%, 09/20/23	1,563	1,675,793

		84,061,566

Auto Parts & Equipment — 0.2%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	985	1,072,125
Aptiv PLC, 4.25%, 01/15/26 (Call 10/15/25)	30	33,856
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)(a)	735	798,670
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	847	915,575
4.15%, 10/01/25 (Call 07/01/25)(a)	1,100	1,235,359

		4,055,585

Banks — 33.1%
Australia & New Zealand Banking Group Ltd., 3.30%,
05/17/21	1,480	1,481,550
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22(a)	1,433	1,472,929
2.30%, 06/01/21	321	321,497
2.55%, 11/23/21	995	1,007,991
2.63%, 05/19/22	656	672,806
2.63%, 11/09/22	1,265	1,309,915
3.70%, 11/16/25(a)	575	639,697
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	975	978,088
1.13%, 09/18/25	1,320	1,304,540
Banco Santander SA
1.85%, 03/25/26	1,400	1,411,634
2.71%, 06/27/24	2,630	2,775,787
2.75%, 05/28/25	1,910	2,009,794
3.13%, 02/23/23	1,820	1,902,779
3.50%, 04/11/22	1,115	1,147,178
3.85%, 04/12/23	1,145	1,217,397
Bank of America Corp.
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(b)	2,600	2,605,630
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(b)	3,000	3,007,839
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(b)	2,120	2,117,616
1.20%, 10/24/26 (Call 10/24/25)(b)	3,210	3,183,641
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(b)	1,850	1,854,707
1.49%, 05/19/24 (Call 05/19/23)(b)	10	10,175
1.73%, 07/22/27 (Call 07/22/26)(b)	5,000	5,047,657
2.02%, 02/13/26 (Call 02/13/25)(b)	2,260	2,331,895
2.46%, 10/22/25 (Call 10/22/24)(b)	1,322	1,385,910
2.50%, 10/21/22 (Call 10/21/21)	1,787	1,805,135
2.82%, 07/21/23 (Call 07/21/22), (3 mo. LIBOR US + 0.930%)(b)	1,969	2,025,265
2.88%, 04/24/23 (Call 04/24/22), (3 mo. LIBOR US + 1.021%)(b)	2,126	2,176,344
3.00%, 12/20/23 (Call 12/20/22), (3 mo. LIBOR US + 0.790%)(b)	4,373	4,545,973
3.09%, 10/01/25 (Call 10/01/24)(b)	2,861	3,054,311
3.12%, 01/20/23 (Call 01/20/22), (3 mo. LIBOR US + 1.160%)(b)	1,682	1,715,461

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.30%, 01/11/23	$4,421	$4,645,091
3.50%, 05/17/22 (Call 05/17/21)(a)(b)	1,037	1,038,251
3.55%, 03/05/24 (Call 03/05/23)(b)	3,153	3,320,603
3.86%, 07/23/24 (Call 07/23/23)(b)	3,201	3,420,975
3.88%, 08/01/25	1,462	1,628,795
4.00%, 04/01/24	2,602	2,856,996
4.00%, 01/22/25	535	588,690
4.10%, 07/24/23(a)	1,873	2,023,103
4.13%, 01/22/24	2,579	2,823,399
4.20%, 08/26/24	4,045	4,459,295
5.00%, 05/13/21	655	655,793
5.70%, 01/24/22(a)	1,200	1,247,999
Series L, 3.95%, 04/21/25	2,764	3,039,175
Series N, 1.66%, 03/11/27 (Call 03/11/26)(b)	2,000	2,015,628
Bank of America N.A., 3.34%, 01/25/23 (Call 01/25/22)(b)	665	679,574
Bank of Montreal
0.45%, 12/08/23	132	132,022
1.85%, 05/01/25(a)	1,359	1,402,699
1.90%, 08/27/21	1,667	1,676,004
2.05%, 11/01/22	836	858,297
2.35%, 09/11/22	1,473	1,518,880
2.50%, 06/28/24	2,104	2,226,640
2.55%, 11/06/22 (Call 10/06/22)	506	522,149
2.90%, 03/26/22(a)	126	129,089
Series E, 3.30%, 02/05/24	2,875	3,092,281
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	75	74,922
0.50%, 04/26/24 (Call 03/26/24)	1,200	1,199,458
0.75%, 01/28/26 (Call 12/28/25)	579	572,344
1.60%, 04/24/25 (Call 03/24/25)	1,653	1,700,347
1.85%, 01/27/23 (Call 01/02/23)	248	254,572
1.95%, 08/23/22(a)	550	562,490
2.10%, 10/24/24	1,539	1,622,013
2.20%, 08/16/23 (Call 06/16/23)	1,651	1,716,091
2.60%, 02/07/22 (Call 01/07/22)(a)	1,647	1,673,610
2.95%, 01/29/23 (Call 12/29/22)	2,082	2,173,461
3.25%, 09/11/24 (Call 08/11/24)(a)	918	1,000,711
3.40%, 05/15/24 (Call 04/15/24)	1,008	1,092,153
3.45%, 08/11/23	1,011	1,081,222
3.50%, 04/28/23	1,063	1,132,446
3.55%, 09/23/21 (Call 08/23/21)	853	861,970
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	1,235	1,339,016
Series G, 3.00%, 02/24/25 (Call 01/24/25)	15	16,171
Bank of Nova Scotia (The)
0.55%, 09/15/23	170	170,567
0.70%, 04/15/24	5,000	5,001,490
1.05%, 03/02/26	600	593,182
1.30%, 06/11/25	502	506,848
1.63%, 05/01/23	691	707,383
1.95%, 02/01/23	516	530,591
2.00%, 11/15/22	951	975,813
2.20%, 02/03/25(a)	1,205	1,258,857
2.38%, 01/18/23	571	590,726
2.45%, 09/19/22	792	816,179
2.70%, 03/07/22	519	529,930
2.80%, 07/21/21(a)	1,471	1,479,313
3.40%, 02/11/24	1,986	2,137,466
4.50%, 12/16/25	1,135	1,290,361

Security	Par (000)	Value

Banks (continued)
Barclays Bank PLC
1.70%, 05/12/22 (Call 04/12/22)	$2,190	$2,219,525
3.75%, 05/15/24(a)	550	600,396
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(b)	1,485	1,486,258
3.20%, 08/10/21	1,755	1,768,741
3.65%, 03/16/25	2,155	2,333,029
3.68%, 01/10/23 (Call 01/10/22)	1,689	1,724,686
3.93%, 05/07/25 (Call 05/07/24)(b)	2,619	2,831,953
4.34%, 05/16/24 (Call 05/16/23)(b)	1,533	1,639,925
4.38%, 09/11/24	1,559	1,705,446
4.38%, 01/12/26	2,352	2,636,318
4.61%, 02/15/23 (Call 02/15/22)(b)	2,906	2,996,693
BBVA USA
2.88%, 06/29/22 (Call 05/29/22)	1,143	1,174,602
3.50%, 06/11/21 (Call 05/11/21)	514	514,470
3.88%, 04/10/25 (Call 03/10/25)	715	782,986
2.50%, 08/27/24 (Call 07/27/24)	1,176	1,237,921
BNP Paribas SA
3.25%, 03/03/23(a)	1,953	2,060,122
4.25%, 10/15/24(a)	1,530	1,702,022
BPCE SA
2.75%, 12/02/21	515	522,368
4.00%, 04/15/24	1,579	1,728,146
Canadian Imperial Bank of Commerce
0.50%, 12/14/23	1,092	1,089,284
0.95%, 06/23/23	638	644,622
0.95%, 10/23/25	150	149,623
2.25%, 01/28/25	629	657,365
2.55%, 06/16/22(a)	2,038	2,089,556
2.61%, 07/22/23 (Call 07/22/22)(b)	1,181	1,212,018
3.10%, 04/02/24	1,553	1,657,868
3.50%, 09/13/23(a)	1,284	1,379,020
Capital One N.A.
2.15%, 09/06/22 (Call 08/06/22)	200	204,313
2.95%, 07/23/21 (Call 06/23/21)	68	68,251
Citibank N.A.
2.84%, 05/20/22 (Call 05/20/21)(b)	1,210	1,211,413
3.40%, 07/23/21 (Call 06/23/21)	2,089	2,098,218
3.65%, 01/23/24 (Call 12/23/23)	2,185	2,364,686
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(b)	2,230	2,230,523
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(b)	575	576,650
1.12%, 01/28/27 (Call 01/28/26)(b)	1,200	1,180,001
1.68%, 05/15/24 (Call 05/15/23)(b)	1,623	1,659,641
2.31%, 11/04/22 (Call 11/04/21), (SOFR + 0.867%)(b)	2,235	2,255,851
2.35%, 08/02/21(a)	1,428	1,435,652
2.70%, 10/27/22 (Call 09/27/22)	2,229	2,301,896
2.75%, 04/25/22 (Call 03/25/22)(a)	461	471,649
2.88%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 0.950%)(b)	2,921	3,007,104
2.90%, 12/08/21 (Call 11/08/21)	431	437,039
3.11%, 04/08/26 (Call 04/08/25)(b)	2,250	2,411,428
3.14%, 01/24/23 (Call 01/24/22), (3 mo. LIBOR US + 0.722%)(b)	2,347	2,391,977
3.30%, 04/27/25(a)	286	311,175
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(b)	3,009	3,225,594
3.50%, 05/15/23	1,348	1,427,414
3.70%, 01/12/26	2,120	2,348,167

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.75%, 06/16/24	$904	$987,579
3.88%, 10/25/23	1,503	1,633,405
3.88%, 03/26/25	1,052	1,153,806
4.00%, 08/05/24	779	851,372
4.04%, 06/01/24 (Call 06/01/23)(b)	1,985	2,124,446
4.05%, 07/30/22	1,241	1,295,357
4.40%, 06/10/25	2,788	3,115,078
4.50%, 01/14/22(a)	223	229,720
4.60%, 03/09/26	1,000	1,142,146
5.50%, 09/13/25	2,242	2,619,620
Citizens Bank N.A./Providence RI
2.25%, 04/28/25 (Call 03/28/25)	617	643,343
2.65%, 05/26/22 (Call 04/26/22)	1,485	1,518,766
3.25%, 02/14/22 (Call 01/14/22)	185	188,970
3.70%, 03/29/23 (Call 02/28/23)	750	793,037
3.75%, 02/18/26 (Call 11/18/25)	55	60,953
Comerica Bank, 2.50%, 07/23/24(a)	598	634,304
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	1,736	1,857,039
Cooperatieve Rabobank U.A.
3.88%, 02/08/22(a)	670	688,567
3.95%, 11/09/22	1,845	1,937,918
4.38%, 08/04/25	1,981	2,208,129
4.63%, 12/01/23	1,642	1,797,865
Cooperatieve Rabobank U.A./New York
2.75%, 01/10/23	1,472	1,531,460
3.38%, 05/21/25	1,140	1,243,799
Cooperatieve Rabobank UA/NY, 2.75%, 01/10/22(a)	863	877,926
Credit Suisse AG/New York NY
0.50%, 02/02/24	1,070	1,061,051
1.00%, 05/05/23	2,225	2,244,521
2.10%, 11/12/21	2,137	2,157,046
2.80%, 04/08/22	1,652	1,688,787
2.95%, 04/09/25	2,466	2,629,206
3.00%, 10/29/21	2,223	2,251,857
3.63%, 09/09/24	3,682	4,005,352
Credit Suisse Group AG
3.75%, 03/26/25	2,798	3,032,062
3.80%, 06/09/23	2,419	2,570,095
Credit Suisse Group Funding Guernsey Ltd., 3.80%,
09/15/22	2,521	2,628,302
Deutsche Bank AG, 3.38%, 05/12/21(a)	720	720,514
Deutsche Bank AG/London, 3.70%, 05/30/24	915	982,289
Deutsche Bank AG/New York NY
1.69%, 03/19/26	175	175,644
2.13%, 11/24/26 (Call 11/24/25)(b)	1,005	1,017,726
2.22%, 09/18/24 (Call 09/18/23)(b)	2,118	2,172,677
3.30%, 11/16/22	1,422	1,477,709
3.38%, 05/12/21(a)	241	241,155
3.70%, 05/30/24	854	916,263
3.95%, 02/27/23	1,055	1,112,559
3.96%, 11/26/25 (Call 11/26/24)(b)	2,119	2,298,455
4.25%, 10/14/21(a)	1,936	1,967,596
Series D, 5.00%, 02/14/22	1,670	1,726,274
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	1,332	1,395,734
3.20%, 08/09/21 (Call 07/09/21)	63	63,346
3.35%, 02/06/23 (Call 01/06/23)	1,738	1,818,626
4.20%, 08/08/23	1,302	1,407,417
Fifth Third Bancorp.
1.63%, 05/05/23 (Call 04/05/23)	570	582,843

Security	Par (000)	Value

Banks (continued)
2.38%, 01/28/25 (Call 12/28/24)	$804	$841,887
2.60%, 06/15/22 (Call 05/15/22)	904	925,533
3.50%, 03/15/22 (Call 02/15/22)(a)	860	881,612
3.65%, 01/25/24 (Call 12/25/23)	2,478	2,670,126
4.30%, 01/16/24 (Call 12/16/23)	1,276	1,392,777
Fifth Third Bank NA
1.80%, 01/30/23 (Call 12/30/22)	883	904,553
2.25%, 06/14/21 (Call 05/15/21)	602	602,846
2.88%, 10/01/21 (Call 09/01/21)	1,042	1,051,202
3.35%, 07/26/21 (Call 06/28/21)	423	424,926
3.95%, 07/28/25 (Call 06/28/25)	190	212,156
Goldman Sachs Group Inc. (The)
0.48%, 01/27/23 (Call 01/27/22)	4,880	4,882,628
0.52%, 03/08/23 (Call 03/08/22)	700	700,631
0.63%, 11/17/23 (Call 11/17/22), (SOFR + 0.538%)(b)	30	30,036
0.67%, 03/08/24 (Call 03/08/23)(b)	1,800	1,801,632
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(b)	1,025	1,016,050
2.88%, 10/31/22 (Call 10/31/21)(b)	2,706	2,738,107
2.91%, 06/05/23 (Call 06/05/22)(b)	2,598	2,666,244
2.91%, 07/24/23 (Call 07/24/22)(b)	2,698	2,777,564
3.20%, 02/23/23 (Call 01/23/23)	2,485	2,606,169
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(b)	2,800	3,006,583
3.50%, 01/23/25 (Call 10/23/24)	1,670	1,811,058
3.50%, 04/01/25 (Call 03/01/25)	3,877	4,217,670
3.63%, 01/22/23	2,210	2,333,280
3.63%, 02/20/24 (Call 01/20/24)	2,104	2,269,317
3.75%, 05/22/25 (Call 02/22/25)	3,479	3,815,687
3.75%, 02/25/26 (Call 11/25/25)	1,025	1,138,522
3.85%, 07/08/24 (Call 04/08/24)	2,941	3,199,725
4.00%, 03/03/24	3,572	3,900,579
4.25%, 10/21/25	2,245	2,514,035
5.25%, 07/27/21	442	447,187
5.75%, 01/24/22	804	835,871
HSBC Holdings PLC
1.65%, 04/18/26 (Call 04/18/25)(b)	775	780,584
2.63%, 11/07/25 (Call 11/07/24)(b)	445	466,368
2.65%, 01/05/22	280	284,430
2.95%, 05/25/21	88	88,136
3.03%, 11/22/23 (Call 11/22/22)(a)(b)	1,151	1,196,022
3.26%, 03/13/23 (Call 03/13/22)(b)	3,111	3,185,742
3.60%, 05/25/23	2,180	2,319,951
3.80%, 03/11/25 (Call 03/11/24)(b)	2,946	3,175,740
3.95%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 0.987%)(b)	2,561	2,732,337
4.00%, 03/30/22(a)	106	109,540
4.25%, 03/14/24(a)	2,501	2,730,566
4.25%, 08/18/25	1,132	1,253,437
4.30%, 03/08/26	3,120	3,513,649
HSBC USA Inc., 3.50%, 06/23/24	399	432,037
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	989	1,001,942
2.63%, 08/06/24 (Call 07/06/24)	1,299	1,373,430
4.00%, 05/15/25 (Call 04/15/25)	150	166,891
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)	582	596,162
2.50%, 08/07/22 (Call 07/07/22)	1,535	1,574,344
3.13%, 04/01/22 (Call 03/01/22)(a)	873	893,595
3.55%, 10/06/23 (Call 09/06/23)(a)	545	584,725

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26)(b)	$350	$352,515
3.15%, 03/29/22(a)	1,329	1,362,998
3.55%, 04/09/24	1,639	1,770,366
4.10%, 10/02/23	1,982	2,142,698
Intesa Sanpaolo SpA, 5.25%, 01/12/24(a)	107	119,069
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24)(b)	1,000	993,529
0.65%, 09/16/24 (Call 09/16/23)(b)	1,376	1,378,393
0.70%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(b)	1,725	1,731,531
1.51%, 06/01/24 (Call 06/01/23)(b)	700	713,453
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(b)	3,000	3,012,873
2.01%, 03/13/26 (Call 03/13/25)(b)	1,130	1,165,479
2.08%, 04/22/26 (Call 04/22/25)(b)	965	997,342
2.30%, 10/15/25 (Call 10/15/24)(b)	2,020	2,106,122
2.70%, 05/18/23 (Call 03/18/23)(a)	1,983	2,068,028
2.78%, 04/25/23 (Call 04/25/22), (3 mo. LIBOR US + 0.935%)(b)	1,622	1,660,520
2.97%, 01/15/23 (Call 01/15/22)	1,917	1,951,514
3.13%, 01/23/25 (Call 10/23/24)	2,888	3,112,623
3.20%, 01/25/23	3,761	3,951,324
3.21%, 04/01/23 (Call 04/01/22), (3 mo. LIBOR US + 0.695%)(a)(b)	2,489	2,554,007
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(b)	2,320	2,476,437
3.25%, 09/23/22	3,007	3,130,413
3.30%, 04/01/26 (Call 01/01/26)	2,300	2,509,980
3.38%, 05/01/23	2,160	2,282,903
3.51%, 06/18/22 (Call 06/18/21), (3 mo. LIBOR US + 0.610%)(a)(b)	1,267	1,272,077
3.56%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(b)	2,114	2,239,230
3.63%, 05/13/24	1,420	1,548,755
3.80%, 07/23/24 (Call 07/23/23)(b)	2,636	2,819,034
3.88%, 02/01/24	1,017	1,109,959
3.88%, 09/10/24	3,493	3,820,253
3.90%, 07/15/25 (Call 04/15/25)	3,030	3,351,242
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(b)	3,095	3,351,489
4.35%, 08/15/21	2,285	2,311,600
4.50%, 01/24/22	825	850,757
4.63%, 05/10/21(a)	349	349,216
KeyBank N.A./Cleveland OH
1.25%, 03/10/23	695	705,651
2.30%, 09/14/22(a)	1,477	1,516,536
2.40%, 06/09/22	404	413,223
2.50%, 11/22/21	224	226,885
3.30%, 02/01/22(a)	1,141	1,167,578
3.30%, 06/01/25	880	959,019
3.35%, 06/15/21	151	151,549
3.38%, 03/07/23(a)	479	505,512
KeyBank NA/Cleveland OH, 0.42%, 01/03/24 (Call 01/03/23)(b)	783	783,281
KeyCorp, 4.15%, 10/29/25	65	73,473
Lloyds Bank PLC
2.25%, 08/14/22	355	363,572
3.30%, 05/07/21	108	108,019
Lloyds Banking Group PLC
0.70%, 05/11/24 (Call 05/11/23), (1 year CMT + 0.550%)(a)(b)	725	725,915

Security	Par (000)	Value

Banks (continued)
1.33%, 06/15/23 (Call 06/15/22)(b)	$342	$345,110
2.44%, 02/05/26 (Call 02/05/25)(b)	725	756,022
2.86%, 03/17/23 (Call 03/17/22)(b)	839	856,254
2.91%, 11/07/23 (Call 11/07/22)(b)	2,234	2,313,735
3.00%, 01/11/22(a)	1,919	1,954,491
3.10%, 07/06/21	934	938,655
3.87%, 07/09/25 (Call 07/09/24)(b)	2,085	2,268,313
3.90%, 03/12/24	1,640	1,779,889
4.05%, 08/16/23	2,140	2,306,036
4.45%, 05/08/25	1,735	1,945,978
4.50%, 11/04/24	1,276	1,417,198
4.58%, 12/10/25	1,585	1,777,872
4.65%, 03/24/26	1,525	1,717,963
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)(a)	913	974,808
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 04/18/22)	1,303	1,332,147
2.90%, 02/06/25 (Call 01/06/25)(a)	575	616,404
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(b)	614	615,581
1.41%, 07/17/25	1,426	1,434,969
2.19%, 09/13/21	1,454	1,464,162
2.19%, 02/25/25	2,952	3,063,721
2.53%, 09/13/23(a)	624	652,286
2.62%, 07/18/22	1,850	1,900,112
2.67%, 07/25/22(a)	2,413	2,480,637
2.80%, 07/18/24	2,285	2,423,487
3.00%, 02/22/22	700	715,068
3.22%, 03/07/22	1,893	1,939,454
3.41%, 03/07/24	2,022	2,170,614
3.46%, 03/02/23	1,588	1,672,654
3.54%, 07/26/21	729	734,103
3.76%, 07/26/23	2,045	2,189,000
3.78%, 03/02/25	1,000	1,097,586
3.85%, 03/01/26	273	304,377
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23)(b)	1,327	1,330,488
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(b)	1,631	1,649,260
2.56%, 09/13/25 (Call 09/13/24)(b)	50	52,371
2.60%, 09/11/22	2,230	2,297,875
2.72%, 07/16/23 (Call 07/16/22)(b)	1,426	1,466,099
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(b)	470	496,719
2.95%, 02/28/22	1,497	1,529,857
3.55%, 03/05/23	857	906,928
3.92%, 09/11/24 (Call 09/11/23)(b)	1,698	1,823,657
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(b)	2,305	2,302,761
0.56%, 11/10/23 (Call 11/10/22), (SOFR + 0.466%)(a)(b)	2,336	2,339,036
0.73%, 04/05/24 (Call 04/05/23), (SOFR + 0.610%)(b)	1,700	1,704,145
0.99%, 12/10/26 (Call 12/10/25)(b)	2,610	2,561,514
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(b)	1,240	1,246,226
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(b)	865	899,587
2.63%, 11/17/21	1,672	1,694,111
2.72%, 07/22/25 (Call 07/22/24)(b)	2,659	2,810,536
2.75%, 05/19/22	2,693	2,762,339
3.13%, 01/23/23	3,244	3,395,541
3.70%, 10/23/24	3,790	4,144,363
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(b)	3,189	3,382,921
3.75%, 02/25/23(a)	2,442	2,587,640
4.00%, 07/23/25(a)	2,713	3,024,083

S C H E D U LE O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.10%, 05/22/23	$2,259	$2,417,410
4.88%, 11/01/22	2,427	2,581,750
5.00%, 11/24/25	2,155	2,485,294
5.50%, 07/28/21	2,434	2,464,318
Series F, 3.88%, 04/29/24	3,851	4,203,262
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(a)(b)	1,755	1,751,119
MUFG Union Bank N.A.
2.10%, 12/09/22 (Call 11/09/22)	1,222	1,254,781
3.15%, 04/01/22 (Call 03/01/22)	1,385	1,417,727
National Australia Bank Ltd./New York
1.88%, 07/12/21	1,212	1,215,886
1.88%, 12/13/22	1,230	1,259,913
2.50%, 05/22/22	1,677	1,717,865
2.80%, 01/10/22(a)	1,200	1,221,080
2.88%, 04/12/23	75	78,727
3.00%, 01/20/23(a)	834	871,830
3.38%, 01/14/26	445	490,425
3.63%, 06/20/23	235	251,353
3.70%, 11/04/21	805	819,069
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(b)	25	24,924
2.10%, 02/01/23	145	149,189
Natwest Group PLC
2.36%, 05/22/24 (Call 05/22/23)(b)	1,463	1,510,735
3.50%, 05/15/23 (Call 05/15/22)(b)	3,168	3,263,962
3.88%, 09/12/23	2,375	2,549,230
4.27%, 03/22/25 (Call 03/22/24)(a)(b)	2,463	2,685,703
4.52%, 06/25/24 (Call 06/25/23)(b)	1,530	1,650,252
5.13%, 05/28/24	1,241	1,386,368
6.00%, 12/19/23	1,035	1,167,524
6.10%, 06/10/23	230	253,812
6.13%, 12/15/22	398	431,135
Northern Trust Corp.
2.38%, 08/02/22	410	421,138
3.38%, 08/23/21	130	131,266
PNC Bank N.A.
1.74%, 02/24/23 (Call 02/24/22)(b)	245	247,810
2.03%, 12/09/22 (Call 12/09/21)(b)	521	526,366
2.23%, 07/22/22 (Call 07/22/21)(b)	864	867,883
2.45%, 07/28/22 (Call 06/28/22)	748	766,822
2.55%, 12/09/21 (Call 11/09/21)	1,236	1,251,200
2.63%, 02/17/22 (Call 01/18/22)(a)	1,320	1,342,755
2.70%, 11/01/22 (Call 10/01/22)	893	922,853
2.95%, 01/30/23 (Call 12/30/22)	1,016	1,059,087
2.95%, 02/23/25 (Call 01/24/25)	100	107,444
3.25%, 06/01/25 (Call 05/02/25)	867	941,813
3.30%, 10/30/24 (Call 09/30/24)	226	246,638
3.50%, 06/08/23 (Call 05/09/23)	1,653	1,756,894
3.80%, 07/25/23 (Call 06/25/23)	1,094	1,171,998
4.20%, 11/01/25 (Call 10/02/25)	500	566,787
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)(a)	1,733	1,827,378
2.85%, 11/09/22(c)	160	165,993
3.30%, 03/08/22 (Call 02/06/22)	773	790,903
3.50%, 01/23/24 (Call 12/23/23)	1,572	1,694,029
3.90%, 04/29/24 (Call 03/29/24)	715	780,807
Regions Financial Corp.
2.25%, 05/18/25 (Call 04/18/25)(a)	286	298,438
3.80%, 08/14/23 (Call 07/14/23)(a)	2,309	2,475,119

Security	Par (000)	Value

Banks (continued)
Royal Bank of Canada
0.43%, 01/19/24	$174	$173,402
0.50%, 10/26/23	115	115,192
0.88%, 01/20/26	1,268	1,251,725
1.15%, 06/10/25	1,673	1,680,902
1.20%, 04/27/26	3,000	2,990,617
1.60%, 04/17/23	584	598,768
1.95%, 01/17/23	1,447	1,488,307
2.25%, 11/01/24	2,523	2,647,991
2.55%, 07/16/24	1,951	2,065,934
2.75%, 02/01/22(a)	246	250,619
2.80%, 04/29/22	1,575	1,614,860
3.70%, 10/05/23	2,464	2,658,269
4.65%, 01/27/26	1,120	1,286,548
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)	1,521	1,585,684
3.45%, 06/02/25 (Call 05/02/25)	413	443,579
3.50%, 06/07/24 (Call 05/07/24)	1,349	1,447,401
3.70%, 03/28/22 (Call 02/28/22)(a)	1,095	1,123,438
4.50%, 07/17/25 (Call 04/17/25)	938	1,042,316
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(b)	500	499,172
2.88%, 08/05/21	1,999	2,012,193
3.37%, 01/05/24 (Call 01/05/23)(b)	1,184	1,236,640
3.57%, 01/10/23 (Call 01/10/22)	1,518	1,548,903
4.80%, 11/15/24 (Call 11/15/23)(b)	1,211	1,330,158
Santander UK PLC
2.10%, 01/13/23	1,164	1,195,950
2.88%, 06/18/24(a)	115	122,306
3.40%, 06/01/21	1,173	1,175,746
3.75%, 11/15/21(a)	556	566,160
4.00%, 03/13/24	1,102	1,208,598
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	756	760,670
2.80%, 03/11/22(a)	840	858,916
State Street Corp.
1.95%, 05/19/21	522	522,390
3.10%, 05/15/23	988	1,043,872
3.30%, 12/16/24	1,415	1,547,446
3.55%, 08/18/25	1,486	1,647,516
3.70%, 11/20/23	1,683	1,821,943
Sumitomo Mitsui Banking Corp.
3.20%, 07/18/22(a)	75	77,539
3.40%, 07/11/24	1,000	1,080,831
3.95%, 07/19/23	25	26,868
3.95%, 01/10/24	1,025	1,112,556
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	1,134	1,114,228
1.47%, 07/08/25	2,530	2,553,481
2.06%, 07/14/21	1,560	1,565,518
2.35%, 01/15/25	1,054	1,100,459
2.44%, 10/19/21	1,149	1,160,414
2.45%, 09/27/24	1,385	1,456,029
2.70%, 07/16/24	2,374	2,504,951
2.78%, 07/12/22	2,192	2,255,566
2.78%, 10/18/22(a)	1,822	1,886,373
2.85%, 01/11/22(a)	1,090	1,109,568
3.10%, 01/17/23	2,487	2,602,202
3.75%, 07/19/23	493	527,735
3.78%, 03/09/26	1,500	1,661,877

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.94%, 10/16/23	$1,106	$1,197,450
Svenska Handelsbanken AB
1.88%, 09/07/21(a)	912	917,220
3.35%, 05/24/21	1,181	1,182,989
3.90%, 11/20/23(a)	2,355	2,557,290
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	910	933,676
Toronto-Dominion Bank (The)
0.25%, 01/06/23	137	136,907
0.45%, 09/11/23	1,239	1,239,266
0.55%, 03/04/24	575	574,726
0.75%, 06/12/23(a)	530	534,031
0.75%, 09/11/25	35	34,552
0.75%, 01/06/26(a)	1,552	1,525,948
1.15%, 06/12/25(a)	1,056	1,061,498
1.80%, 07/13/21	1,614	1,619,082
1.90%, 12/01/22	1,507	1,546,802
2.65%, 06/12/24	2,206	2,342,741
3.25%, 06/11/21	1,023	1,026,247
3.25%, 03/11/24	2,107	2,265,607
3.50%, 07/19/23	2,330	2,494,959
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	950	966,498
1.50%, 03/10/25 (Call 02/10/25)	340	347,554
2.15%, 12/06/24 (Call 11/05/24)	2,271	2,381,594
2.45%, 08/01/22 (Call 07/01/22)	946	970,121
2.63%, 01/15/22 (Call 12/15/21)	905	918,705
2.75%, 05/01/23 (Call 04/01/23)	243	253,906
2.80%, 05/17/22 (Call 04/17/22)	1,188	1,217,893
3.00%, 02/02/23 (Call 01/02/23)	634	662,472
3.20%, 04/01/24 (Call 03/01/24)	1,308	1,403,708
3.50%, 08/02/22 (Call 08/02/21)(a)(b)	1,163	1,171,893
3.63%, 09/16/25 (Call 08/16/25)	1,275	1,402,338
3.69%, 08/02/24 (Call 08/02/23)(b)	567	606,566
4.05%, 11/03/25 (Call 09/03/25)	50	56,377
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/06/25)	597	601,042
2.20%, 03/16/23 (Call 02/13/23)	1,296	1,338,377
2.50%, 08/01/24 (Call 07/01/24)	1,775	1,875,026
2.70%, 01/27/22 (Call 12/27/21)	1,770	1,799,117
2.75%, 04/01/22 (Call 03/01/22)	1,696	1,732,259
2.85%, 10/26/24 (Call 09/26/24)(a)	676	723,131
3.05%, 06/20/22 (Call 05/20/22)(a)	1,293	1,331,045
3.20%, 09/03/21 (Call 08/03/21)	219	220,634
3.70%, 06/05/25 (Call 05/05/25)(a)	1,072	1,182,585
3.75%, 12/06/23 (Call 11/06/23)	1,940	2,097,543
4.00%, 05/01/25 (Call 03/01/25)	1,267	1,407,184
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)	2,094	2,138,614
2.40%, 07/30/24 (Call 06/28/24)	2,106	2,227,676
2.95%, 07/15/22 (Call 06/15/22)	2,160	2,224,909
3.00%, 03/15/22 (Call 02/15/22)(a)	1,508	1,541,445
3.38%, 02/05/24 (Call 01/05/24)	1,514	1,633,089
3.60%, 09/11/24 (Call 08/11/24)(a)	1,083	1,187,591
3.70%, 01/30/24 (Call 12/29/23)	240	260,288
3.95%, 11/17/25 (Call 10/17/25)	855	959,800
Series V, 2.63%, 01/24/22 (Call 12/23/21)(a)	1,756	1,783,282
U.S. Bank N.A./Cincinnati OH
1.80%, 01/21/22 (Call 12/21/21)	611	617,329
1.95%, 01/09/23 (Call 12/09/22)	595	610,924
2.05%, 01/21/25 (Call 12/20/24)	771	803,107

Security	Par (000)	Value

Banks (continued)
2.65%, 05/23/22 (Call 04/22/22)	$422	$432,163
2.80%, 01/27/25 (Call 12/27/24)(a)	1,443	1,542,981
2.85%, 01/23/23 (Call 12/23/22)(a)	456	475,010
3.40%, 07/24/23 (Call 06/23/23)	1,594	1,698,875
3.45%, 11/16/21 (Call 10/15/21)	593	601,731
Wells Fargo & Co.
1.65%, 06/02/24 (Call 06/02/23)(b)	2,456	2,510,368
2.10%, 07/26/21	1,075	1,079,757
2.16%, 02/11/26 (Call 02/11/25)(b)	3,375	3,495,468
2.19%, 04/30/26 (Call 04/30/25)(b)	3,000	3,110,129
2.41%, 10/30/25 (Call 10/30/24)(b)	3,640	3,806,719
2.63%, 07/22/22	35	35,978
3.00%, 02/19/25	2,255	2,420,577
3.00%, 04/22/26	4,000	4,318,760
3.07%, 01/24/23 (Call 01/24/22)	10	10,200
3.30%, 09/09/24	2,821	3,053,200
3.50%, 03/08/22(a)	464	477,087
3.55%, 09/29/25	2,285	2,512,084
3.75%, 01/24/24 (Call 12/24/23)	3,140	3,397,082
4.13%, 08/15/23	1,910	2,064,514
4.48%, 01/16/24(a)	418	460,329
Series M, 3.45%, 02/13/23(a)	1,669	1,758,445
Wells Fargo Bank N.A.
2.08%, 09/09/22 (Call 09/09/21)(b)	1,277	1,285,494
2.90%, 05/27/22 (Call 05/27/21), (3 mo. LIBOR US + 0.610%)(b)	950	951,590
3.55%, 08/14/23 (Call 07/14/23)	2,960	3,165,805
3.63%, 10/22/21 (Call 09/21/21)(a)	1,105	1,119,578
Westpac Banking Corp.
2.00%, 08/19/21	1,027	1,032,641
2.00%, 01/13/23	562	578,480
2.10%, 05/13/21	702	702,302
2.35%, 02/19/25(a)	835	878,024
2.50%, 06/28/22	2,000	2,052,751
2.75%, 01/11/23	592	616,878
2.80%, 01/11/22(a)	1,194	1,215,450
3.30%, 02/26/24(a)	1,412	1,521,193
3.65%, 05/15/23(a)	1,724	1,837,964

		794,100,704

Beverages — 1.8%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	5,107	5,649,209
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)(a)	70	77,395
Anheuser-Busch InBev Worldwide Inc., 4.15%, 01/23/25 (Call 12/23/24)	3,138	3,499,001
Coca-Cola Co. (The)
1.75%, 09/06/24(a)	2,228	2,323,736
2.88%, 10/27/25	362	393,480
2.95%, 03/25/25(a)	1,515	1,641,703
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	1,096	1,130,289
2.70%, 05/09/22 (Call 04/09/22)	933	952,562
3.20%, 02/15/23 (Call 01/15/23)	1,006	1,052,195
4.25%, 05/01/23	1,281	1,372,650
4.40%, 11/15/25 (Call 09/15/25)	135	152,987
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	580	588,611
2.13%, 10/24/24 (Call 09/24/24)	762	797,873
2.63%, 04/29/23 (Call 01/29/23)	1,252	1,303,018

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
3.50%, 09/18/23 (Call 08/18/23)	$602	$644,116
Diageo Investment Corp., 2.88%, 05/11/22	1,399	1,435,525
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 03/15/22)	2,215	2,216,565
3.13%, 12/15/23 (Call 10/15/23)	327	346,829
3.40%, 11/15/25 (Call 08/15/25)	97	105,878
3.55%, 05/25/21	856	857,694
4.06%, 05/25/23 (Call 04/25/23)	1,444	1,544,698
4.42%, 05/25/25 (Call 03/25/25)	841	945,740
Molson Coors Beverage Co.
2.10%, 07/15/21 (Call 06/15/21)	1,310	1,312,456
3.50%, 05/01/22(a)	248	255,174
PepsiCo Inc.
0.75%, 05/01/23	1,179	1,190,572
1.70%, 10/06/21 (Call 09/06/21)(a)	818	822,278
2.25%, 05/02/22 (Call 04/02/22)	545	555,339
2.25%, 03/19/25 (Call 02/19/25)	2,159	2,277,911
2.75%, 03/05/22(a)	997	1,018,602
2.75%, 03/01/23	1,279	1,337,293
2.75%, 04/30/25 (Call 01/30/25)	121	130,084
3.00%, 08/25/21	764	770,687
3.10%, 07/17/22 (Call 05/17/22)	1,178	1,213,230
3.50%, 07/17/25 (Call 04/17/25)	1,283	1,413,905
3.60%, 03/01/24 (Call 12/01/23)	2,207	2,390,870

		43,720,155

Biotechnology — 1.3%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	636	658,672
2.25%, 08/19/23 (Call 06/19/23)(a)	926	961,606
2.65%, 05/11/22 (Call 04/11/22)	1,804	1,843,469
2.70%, 05/01/22 (Call 03/01/22)	649	661,819
3.13%, 05/01/25 (Call 02/01/25)	1,438	1,548,806
3.63%, 05/15/22 (Call 02/15/22)	956	980,533
3.63%, 05/22/24 (Call 02/22/24)	1,375	1,487,900
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	1,251	1,388,099
Biogen Inc.
3.63%, 09/15/22	1,664	1,737,348
4.05%, 09/15/25 (Call 06/15/25)	1,910	2,125,298
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 09/30/21)	1,545	1,546,714
1.95%, 03/01/22 (Call 02/01/22)(a)	135	136,794
2.50%, 09/01/23 (Call 07/01/23)	1,072	1,119,104
3.25%, 09/01/22 (Call 07/01/22)	1,323	1,367,756
3.50%, 02/01/25 (Call 11/01/24)	2,381	2,588,559
3.65%, 03/01/26 (Call 12/01/25)	3,550	3,921,645
3.70%, 04/01/24 (Call 01/01/24)	2,551	2,756,531
4.40%, 12/01/21 (Call 09/01/21)(a)	1,808	1,831,645
Illumina Inc., 0.55%, 03/23/23(a)	20	20,005
Royalty Pharma PLC
0.75%, 09/02/23(d)	1,662	1,662,008
1.20%, 09/02/25 (Call 08/02/25)(d)	1,472	1,457,190

		31,801,501

Building Materials — 0.1%
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)	2,416	2,519,626
Fortune Brands Home & Security Inc.
4.00%, 09/21/23 (Call 08/21/23)	563	605,001
4.00%, 06/15/25 (Call 03/15/25)	195	215,443

		3,340,070

Security	Par (000)	Value

Chemicals — 1.1%
Air Products and Chemicals Inc., 1.50%, 10/15/25 (Call 09/15/25)(a)	$973	$994,090
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	812	872,724
4.63%, 11/15/22	442	467,697
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)	994	1,074,132
4.55%, 11/30/25 (Call 09/30/25)	610	694,538
DuPont de Nemours Inc.
2.17%, 05/01/23(a)	2,186	2,188,652
4.21%, 11/15/23 (Call 10/15/23)	3,006	3,261,512
4.49%, 11/15/25 (Call 09/15/25)	2,040	2,318,458
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	641	661,669
3.80%, 03/15/25 (Call 12/15/24)	906	990,910
Ecolab Inc., 2.38%, 08/10/22 (Call 07/10/22)	958	981,193
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	988	1,015,276
Linde Inc./CT
2.20%, 08/15/22 (Call 05/15/22)	1,156	1,178,657
2.45%, 02/15/22 (Call 11/15/21)(a)	562	568,488
2.70%, 02/21/23 (Call 11/21/22)(a)	195	201,924
3.20%, 01/30/26 (Call 10/30/25)	128	140,394
LYB International Finance BV, 4.00%, 07/15/23	1,007	1,080,816
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	690	689,098
2.88%, 05/01/25 (Call 04/01/25)(a)	605	644,647
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	1,026	1,158,261
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	450	467,723
4.25%, 11/15/23 (Call 08/15/23)	326	352,164
Nutrien Ltd.
1.90%, 05/13/23(a)	361	370,477
3.38%, 03/15/25 (Call 12/15/24)	301	325,520
3.63%, 03/15/24 (Call 12/15/23)	989	1,063,755
PPG Industries Inc., 1.20%, 03/15/26 (Call 02/15/26)	630	625,739
Sherwin-Williams Co. (The), 3.13%, 06/01/24 (Call 04/01/24)	1,152	1,233,700
Syngenta Finance NV, 3.13%, 03/28/22	259	262,451

		25,884,665

Commercial Services — 0.8%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	305	335,948
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)(a)	771	807,241
Cintas Corp. No. 2, 2.90%, 04/01/22 (Call 03/01/22)(a)	257	262,492
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	17	17,023
2.60%, 12/01/24 (Call 11/01/24)(a)	1,035	1,094,484
3.30%, 12/15/22 (Call 09/15/22)	797	827,658
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	1,025	1,013,904
2.65%, 02/15/25 (Call 01/15/25)	1,232	1,301,298
3.75%, 06/01/23 (Call 03/01/23)	827	875,036
4.00%, 06/01/23 (Call 05/01/23)	597	637,842
IHS Markit Ltd., 4.13%, 08/01/23 (Call 07/01/23)	1,396	1,497,221
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	613	634,678
3.75%, 03/24/25 (Call 02/24/25)	587	644,627
4.50%, 09/01/22 (Call 06/01/22)	713	743,790

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
4.88%, 02/15/24 (Call 11/15/23)(a)	$403	$445,333
PayPal Holdings Inc.
1.35%, 06/01/23	665	677,396
1.65%, 06/01/25 (Call 05/01/25)	1,483	1,522,361
2.20%, 09/26/22	851	872,423
2.40%, 10/01/24 (Call 09/01/24)(a)	2,115	2,229,205
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	1,570	1,650,976
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)(a)	867	965,226
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	551	609,008
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)(a)	241	242,468

		19,907,638

Computers — 3.4%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	1,174	1,161,594
0.70%, 02/08/26 (Call 01/08/26)	2,610	2,576,173
0.75%, 05/11/23	1,289	1,301,236
1.13%, 05/11/25 (Call 04/11/25)	2,586	2,616,568
1.55%, 08/04/21 (Call 07/04/21)	1,335	1,338,092
1.70%, 09/11/22	636	648,572
1.80%, 09/11/24 (Call 08/11/24)	1,127	1,173,099
2.10%, 09/12/22 (Call 08/12/22)	1,429	1,463,534
2.15%, 02/09/22(a)	1,159	1,176,531
2.30%, 05/11/22 (Call 04/11/22)	1,453	1,482,134
2.40%, 01/13/23 (Call 12/13/22)	553	572,813
2.40%, 05/03/23	4,540	4,728,964
2.50%, 02/09/22 (Call 01/09/22)	1,946	1,976,643
2.50%, 02/09/25	2,115	2,249,683
2.70%, 05/13/22(a)	983	1,008,152
2.75%, 01/13/25 (Call 11/13/24)	958	1,024,136
2.85%, 05/06/21(a)	2,240	2,240,336
2.85%, 02/23/23 (Call 12/23/22)	1,606	1,674,990
2.85%, 05/11/24 (Call 03/11/24)	2,115	2,256,734
3.00%, 02/09/24 (Call 12/09/23)	2,253	2,404,967
3.20%, 05/13/25(a)	2,280	2,494,897
3.25%, 02/23/26 (Call 11/23/25)	3,141	3,452,298
3.45%, 05/06/24	3,507	3,819,461
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(d)	1,763	1,918,051
5.45%, 06/15/23 (Call 04/15/23)(d)	3,963	4,323,275
5.85%, 07/15/25 (Call 06/15/25)(d)	1,327	1,556,118
DXC Technology Co.
4.13%, 04/15/25 (Call 03/15/25)	499	548,418
4.25%, 04/15/24 (Call 02/15/24)(a)	654	711,486
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	610	600,319
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	917	935,501
2.25%, 04/01/23 (Call 03/01/23)(a)	1,378	1,419,985
3.50%, 10/05/21 (Call 09/05/21)(a)	918	928,308
4.40%, 10/15/22 (Call 08/15/22)	2,052	2,154,314
4.45%, 10/02/23 (Call 09/02/23)	1,286	1,395,341
4.65%, 10/01/24 (Call 09/01/24)	1,264	1,416,333
4.90%, 10/15/25 (Call 07/15/25)	1,775	2,024,376
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	1,530	1,591,732
4.05%, 09/15/22	1,056	1,106,045
4.65%, 12/09/21	104	106,552
International Business Machines Corp.
1.88%, 08/01/22	747	762,056
2.50%, 01/27/22(a)	860	874,646

Security	Par (000)	Value

Computers (continued)
2.85%, 05/13/22	$2,208	$2,267,839
2.88%, 11/09/22	297	308,526
3.00%, 05/15/24	3,183	3,420,110
3.38%, 08/01/23(a)	1,648	1,760,595
3.45%, 02/19/26	110	121,422
3.63%, 02/12/24	2,700	2,931,690
7.00%, 10/30/25	20	25,186
Leidos Inc.
2.95%, 05/15/23 (Call 04/15/23)(d)	770	804,478
3.63%, 05/15/25 (Call 04/15/25)(a)(d)	584	636,596
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	1,181	1,212,755

		82,703,660

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	189	194,561
3.25%, 03/15/24	580	627,487
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)	1,040	1,092,306
Procter & Gamble Co. (The)
0.55%, 10/29/25	1,382	1,371,417
1.00%, 04/23/26	565	567,084
1.70%, 11/03/21	819	825,223
2.15%, 08/11/22	785	804,576
2.30%, 02/06/22	939	954,197
3.10%, 08/15/23(a)	479	509,980
Unilever Capital Corp.
0.38%, 09/14/23	50	50,043
2.20%, 05/05/22 (Call 04/05/22)	1,280	1,304,030
2.60%, 05/05/24 (Call 03/05/24)	763	808,460
3.00%, 03/07/22	840	860,086
3.10%, 07/30/25	100	109,020
3.13%, 03/22/23 (Call 02/22/23)(a)	688	723,494
3.25%, 03/07/24 (Call 02/07/24)	984	1,059,242

		11,861,206

Distribution & Wholesale — 0.0%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	462	478,242

Diversified Financial Services — 4.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	915	897,202
2.88%, 08/14/24 (Call 07/14/24)	828	863,838
3.15%, 02/15/24 (Call 01/15/24)	935	980,307
3.30%, 01/23/23 (Call 12/23/22)	840	872,179
3.50%, 01/15/25 (Call 11/15/24)	385	407,136
4.13%, 07/03/23 (Call 06/03/23)	664	704,981
4.45%, 10/01/25 (Call 08/01/25)	180	197,776
4.45%, 04/03/26 (Call 02/03/26)	1,000	1,097,213
4.50%, 09/15/23 (Call 08/15/23)(a)	1,256	1,352,487
4.63%, 07/01/22	339	354,624
4.88%, 01/16/24 (Call 12/16/23)	796	871,501
6.50%, 07/15/25 (Call 06/15/25)(a)	930	1,093,958
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	584	579,209
2.25%, 01/15/23	1,486	1,525,248
2.30%, 02/01/25 (Call 01/01/25)	369	379,251
2.63%, 07/01/22 (Call 06/01/22)	882	900,603
2.75%, 01/15/23 (Call 12/15/22)(a)	1,060	1,094,800
2.88%, 01/15/26 (Call 12/15/25)	1,050	1,093,453
3.00%, 09/15/23 (Call 07/15/23)(a)	332	347,797
3.25%, 03/01/25 (Call 01/01/25)	650	689,165

S C H E D U L E OF I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.38%, 06/01/21	$535	$536,182
3.38%, 07/01/25 (Call 06/01/25)	1,218	1,304,639
3.50%, 01/15/22(a)	473	482,793
3.75%, 02/01/22 (Call 12/01/21)	265	269,890
3.88%, 07/03/23 (Call 06/03/23)(a)	715	761,764
4.25%, 02/01/24 (Call 01/01/24)	1,030	1,117,335
4.25%, 09/15/24 (Call 06/15/24)	874	956,692
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)(a)	25	26,542
4.40%, 09/25/23 (Call 08/25/23)(a)	860	922,109
5.00%, 04/01/23	923	988,505
5.50%, 02/15/22	250	258,855
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	875	888,848
3.05%, 06/05/23 (Call 05/05/23)	421	440,161
3.88%, 05/21/24 (Call 04/21/24)	1,240	1,344,272
4.13%, 02/13/22	692	711,251
4.63%, 03/30/25(a)	558	624,198
5.13%, 09/30/24(a)	1,882	2,134,019
5.80%, 05/01/25 (Call 04/01/25)	925	1,081,519
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	2,592	2,657,863
2.50%, 07/30/24 (Call 06/30/24)	2,357	2,501,923
2.65%, 12/02/22	1,645	1,705,308
2.75%, 05/20/22 (Call 04/20/22)	1,899	1,944,819
3.00%, 10/30/24 (Call 09/29/24)	1,639	1,766,826
3.40%, 02/27/23 (Call 01/27/23)(a)	2,406	2,535,330
3.40%, 02/22/24 (Call 01/22/24)	1,239	1,337,709
3.63%, 12/05/24 (Call 11/04/24)	75	82,078
3.70%, 11/05/21 (Call 10/05/21)(a)	1,063	1,078,788
3.70%, 08/03/23 (Call 07/03/23)	2,408	2,581,666
4.20%, 11/06/25 (Call 10/06/25)	155	175,961
American Express Credit Corp., 2.70%, 03/03/22 (Call 01/31/22)	581	591,761
Ameriprise Financial Inc.
3.00%, 03/22/22(a)	494	506,378
3.00%, 04/02/25 (Call 03/02/25)	735	788,105
3.70%, 10/15/24	293	322,120
4.00%, 10/15/23	981	1,065,631
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	1,048	1,136,682
Capital One Bank USA N.A., 3.38%, 02/15/23	1,124	1,178,813
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)	565	587,885
3.05%, 03/09/22 (Call 02/09/22)(a)	282	288,225
3.20%, 01/30/23 (Call 12/30/22)(a)	2,414	2,526,731
3.20%, 02/05/25 (Call 01/05/25)	942	1,013,725
3.30%, 10/30/24 (Call 09/30/24)	1,998	2,161,865
3.50%, 06/15/23	1,732	1,841,147
3.75%, 04/24/24 (Call 03/24/24)	1,270	1,383,343
3.90%, 01/29/24 (Call 12/29/23)	1,281	1,389,938
4.20%, 10/29/25 (Call 09/29/25)	273	304,762
4.25%, 04/30/25 (Call 03/31/25)	601	672,165
4.75%, 07/15/21	1,188	1,198,550
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	1,540	1,548,609
0.90%, 03/11/26 (Call 02/11/26)(a)	1,190	1,177,185
2.65%, 01/25/23 (Call 12/25/22)	1,435	1,491,486
3.25%, 05/21/21 (Call 05/11/21)(a)	743	744,085
3.55%, 02/01/24 (Call 01/01/24)	336	363,216
3.85%, 05/21/25 (Call 03/21/25)	1,328	1,475,232

Security	Par (000)	Value

Diversified Financial Services (continued)
4.20%, 03/24/25 (Call 02/24/25)	$772	$864,787
CME Group Inc.
3.00%, 09/15/22	963	999,115
3.00%, 03/15/25 (Call 12/15/24)	1,245	1,338,065
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)(a)	125	135,791
3.85%, 11/21/22	984	1,033,062
3.95%, 11/06/24 (Call 08/06/24)	905	990,081
4.50%, 01/30/26 (Call 11/30/25)	225	254,599
GE Capital Funding LLC, 3.45%, 05/15/25 (Call 04/15/25)(d)	1,852	2,007,891
GE Capital International Funding Co. Unlimited Co.,
3.37%, 11/15/25(a)	2,526	2,747,838
Intercontinental Exchange Inc.
0.70%, 06/15/23	565	568,044
2.35%, 09/15/22 (Call 08/15/22)(a)	1,491	1,528,321
3.75%, 12/01/25 (Call 09/01/25)	160	177,415
4.00%, 10/15/23(a)	770	834,996
International Lease Finance Corp., 5.88%, 08/15/22	818	872,070
Invesco Finance PLC
3.13%, 11/30/22	345	359,542
3.75%, 01/15/26	25	27,562
4.00%, 01/30/24(a)	291	317,079
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	695	750,766
Jefferies Group LLC, 5.13%, 01/20/23	1,131	1,215,963
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)	146	147,254
2.00%, 03/03/25 (Call 02/03/25)	1,387	1,450,497
3.38%, 04/01/24	1,411	1,529,309
Nasdaq Inc.
0.45%, 12/21/22 (Call 12/21/21)	1,520	1,520,449
4.25%, 06/01/24 (Call 03/01/24)	458	503,318
Nomura Holdings Inc.
1.85%, 07/16/25	1,785	1,803,195
2.65%, 01/16/25(a)	1,572	1,642,650
ORIX Corp.
2.90%, 07/18/22	363	373,279
3.25%, 12/04/24	90	97,081
4.05%, 01/16/24	390	423,634
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)	942	965,533
3.75%, 08/15/21 (Call 06/15/21)	925	928,339
4.25%, 08/15/24 (Call 05/15/24)	1,974	2,153,527
4.38%, 03/19/24 (Call 02/19/24)	955	1,039,918
4.50%, 07/23/25 (Call 04/23/25)	606	676,272
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	1,545	1,583,801
2.80%, 12/14/22 (Call 10/14/22)	2,767	2,870,452
3.15%, 12/14/25 (Call 09/14/25)	3,457	3,783,902
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	800	792,096
2.85%, 01/10/25 (Call 12/10/24)	904	953,336

		117,539,041

Electric — 3.3%
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)(d)	312	306,958
Alabama Power Co., Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)	635	646,410

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	$538	$578,831
3.20%, 04/15/25 (Call 03/15/25)	619	667,047
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	814	875,259
4.05%, 04/15/25 (Call 03/15/25)	1,629	1,814,305
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	790	810,068
2.50%, 09/01/24 (Call 08/01/24)	989	1,038,794
3.60%, 11/01/21	573	582,269
Consolidated Edison Inc.
2.00%, 05/15/21(a)	183	183,081
Series A, 0.65%, 12/01/23 (Call 12/01/21)	386	386,080
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	95	101,661
Dominion Energy Inc.
2.72%, 08/15/21(c)	908	913,977
3.07%, 08/15/24(c)	1,033	1,100,562
3.90%, 10/01/25 (Call 07/01/25)	305	337,649
Series A, 1.45%, 04/15/26 (Call 03/15/26)	535	535,082
DTE Energy Co.
2.25%, 11/01/22	878	901,012
Series C, 2.53%, 10/01/24	684	719,250
Series D, 3.70%, 08/01/23 (Call 07/01/23)	908	967,151
Series F, 1.05%, 06/01/25 (Call 05/01/25)	829	826,034
Series H, 0.55%, 11/01/22	295	294,946
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	444	460,314
3.05%, 03/15/23 (Call 02/15/23)	694	728,148
3.90%, 06/15/21 (Call 06/01/21)	438	439,875
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)(a)	745	734,758
1.80%, 09/01/21 (Call 08/01/21)(a)	897	900,737
2.40%, 08/15/22 (Call 07/15/22)	902	923,068
3.05%, 08/15/22 (Call 05/15/22)	773	793,431
3.55%, 09/15/21 (Call 06/15/21)(a)	686	688,580
3.75%, 04/15/24 (Call 01/15/24)	1,355	1,464,501
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)(a)	883	900,196
3.00%, 09/15/21 (Call 06/15/21)	191	191,659
3.25%, 08/15/25 (Call 05/15/25)	221	240,504
Edison International, 3.55%, 11/15/24 (Call 10/15/24)(a)	951	1,023,253
Emera U.S. Finance LP, 2.70%, 06/15/21 (Call 06/01/21)	650	651,782
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	279	274,532
4.00%, 07/15/22 (Call 05/15/22)	857	888,572
Entergy Louisiana LLC, 0.62%, 11/17/23 (Call 11/17/21)	1,002	1,003,106
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	1,253	1,313,754
Eversource Energy, Series K, 2.75%, 03/15/22 (Call 02/15/22)	366	372,738
Exelon Corp.
3.50%, 06/01/22 (Call 05/01/22)	1,550	1,596,777
3.95%, 06/15/25 (Call 03/15/25)	1,241	1,367,627
Exelon Generation Co. LLC
3.25%, 06/01/25 (Call 05/01/25)(a)	754	810,702
3.40%, 03/15/22 (Call 02/15/22)(a)	809	827,236
4.25%, 06/15/22 (Call 03/15/22)	1,053	1,087,892
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	114	118,232
2.85%, 04/01/25 (Call 03/01/25)	1,853	1,987,074

Security	Par (000)	Value

Electric (continued)
3.13%, 12/01/25 (Call 06/01/25)(a)	$65	$70,532
3.25%, 06/01/24 (Call 12/01/23)	114	122,124
Georgia Power Co., Series A, 2.10%, 07/30/23	448	463,269
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	712	769,103
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	496	511,187
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	780	847,289
National Rural Utilities Cooperative Finance Corp., 0.35%, 02/08/24	454	452,345
NextEra Energy Capital Holdings Inc.
0.65%, 03/01/23	2,055	2,059,841
2.40%, 09/01/21	766	771,830
2.75%, 05/01/25 (Call 04/01/25)	1,409	1,502,421
2.80%, 01/15/23 (Call 12/15/22)	343	355,825
2.90%, 04/01/22	1,026	1,051,050
3.15%, 04/01/24 (Call 03/01/24)	1,529	1,637,738
Ohio Power Co., Series M, 5.38%, 10/01/21(a)	234	238,833
Oncor Electric Delivery Co. LLC, 2.75%, 06/01/24 (Call 05/01/24)	580	614,452
Pacific Gas & Electric Co.
1.75%, 06/16/22 (Call 06/16/21)	2,961	2,963,389
2.95%, 03/01/26 (Call 12/01/25)	25	25,750
3.15%, 01/01/26	2,010	2,092,313
3.45%, 07/01/25	1,120	1,186,468
3.50%, 06/15/25 (Call 03/15/25)	715	757,095
4.25%, 08/01/23 (Call 07/01/23)	184	196,375
Pacific Gas and Electric Co., 1.37%, 03/10/23 (Call 09/10/21)	3,815	3,815,750
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	835	839,159
PPL Capital Funding Inc., 3.40%, 06/01/23 (Call 03/01/23)	516	542,347
PSEG Power LLC
3.00%, 06/15/21 (Call 06/01/21)	705	705,503
3.85%, 06/01/23 (Call 05/01/23)	993	1,058,739
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	130	127,643
2.65%, 11/15/22 (Call 10/15/22)(a)	640	660,583
2.88%, 06/15/24 (Call 05/15/24)	584	618,356
Puget Energy Inc., 6.00%, 09/01/21	94	95,672
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	785	806,812
2.90%, 02/01/23 (Call 01/01/23)(a)	780	810,315
3.55%, 06/15/24 (Call 03/15/24)	600	646,498
4.05%, 12/01/23 (Call 09/01/23)	528	569,371
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)	1,890	1,906,065
3.88%, 06/01/21	540	541,473
Series C, 3.50%, 10/01/23 (Call 07/01/23)(a)	601	638,892
Series E, 3.70%, 08/01/25 (Call 06/01/25)	1,075	1,179,948
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)(a)	1,807	1,809,676
2.95%, 07/01/23 (Call 05/01/23)	2,216	2,318,719
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	500	497,893
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	88	98,723
Southwestern Electric Power Co., Series N, 1.65%, 03/15/26 (Call 02/15/26)	335	338,269
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)(a)	1,148	1,244,323
Series C, 2.75%, 03/15/23 (Call 12/15/22)	990	1,028,014

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
WEC Energy Group Inc.
0.55%, 09/15/23	$558	$558,293
0.80%, 03/15/24 (Call 02/15/24)	240	240,373
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)	211	211,405
3.30%, 06/01/25 (Call 12/01/24)	1,189	1,285,870

		80,259,387

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	385	389,513
2.63%, 02/15/23 (Call 11/15/22)(a)	439	454,574
3.15%, 06/01/25 (Call 03/01/25)	104	112,757

		956,844

Electronics — 0.5%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)	668	710,294
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)	937	1,003,735
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	87	94,512
4.75%, 06/15/25 (Call 03/15/25)	700	781,413
5.00%, 02/15/23	540	578,653
Honeywell International Inc.
0.48%, 08/19/22 (Call 08/19/21)	1,896	1,897,553
1.35%, 06/01/25 (Call 05/01/25)(a)	1,539	1,571,098
1.85%, 11/01/21 (Call 10/01/21)	1,705	1,716,589
2.15%, 08/08/22 (Call 07/08/22)	531	543,123
2.30%, 08/15/24 (Call 07/15/24)(a)	916	966,579
Jabil Inc., 4.70%, 09/15/22	955	1,007,771
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	843	940,304
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)(d)	300	299,465

		12,111,089

Environmental Control — 0.3%
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)(a)	1,676	1,769,209
3.20%, 03/15/25 (Call 12/15/24)	792	852,361
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	1,041	1,029,086
2.40%, 05/15/23 (Call 03/15/23)	866	898,454
2.90%, 09/15/22 (Call 06/15/22)	953	980,958
3.13%, 03/01/25 (Call 12/01/24)	946	1,019,596

		6,549,664

Food — 1.2%
Campbell Soup Co.
3.65%, 03/15/23 (Call 02/15/23)	1,082	1,144,067
3.95%, 03/15/25 (Call 01/15/25)	438	483,171
Conagra Brands Inc.
4.30%, 05/01/24 (Call 04/01/24)	1,854	2,043,719
4.60%, 11/01/25 (Call 09/01/25)	967	1,105,830
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	809	833,122
3.15%, 12/15/21 (Call 09/15/21)	1,757	1,776,124
3.65%, 02/15/24 (Call 11/15/23)	50	53,998
3.70%, 10/17/23 (Call 09/17/23)	1,515	1,628,636
4.00%, 04/17/25 (Call 02/17/25)	912	1,011,676
Hershey Co. (The), 3.38%, 05/15/23 (Call 04/15/23)	832	881,404
JM Smucker Co. (The)
3.50%, 10/15/21	530	537,624
3.50%, 03/15/25	220	240,016
Kellogg Co., 2.65%, 12/01/23	748	786,791

Security	Par (000)	Value

Food (continued)
Kroger Co. (The)
2.95%, 11/01/21 (Call 10/01/21)	$385	$389,148
3.40%, 04/15/22 (Call 01/15/22)	591	603,665
3.85%, 08/01/23 (Call 05/01/23)(a)	942	1,006,728
4.00%, 02/01/24 (Call 11/01/23)	475	515,132
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	550	538,528
2.70%, 08/15/22 (Call 07/15/22)	518	532,310
3.15%, 08/15/24 (Call 06/15/24)	1,449	1,551,960
Mondelez International Inc.
0.63%, 07/01/22	1,004	1,007,534
1.50%, 05/04/25 (Call 04/04/25)	1,334	1,358,804
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	607	608,421
3.55%, 03/15/25 (Call 01/15/25)	611	665,196
3.75%, 10/01/25 (Call 07/01/25)	1,532	1,689,785
5.65%, 04/01/25 (Call 03/01/25)(a)	1,109	1,297,067
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)(a)	468	470,148
3.95%, 08/15/24 (Call 05/15/24)	1,760	1,922,665
4.00%, 03/01/26 (Call 01/01/26)	785	877,941
4.50%, 06/15/22 (Call 03/15/22)	2,035	2,107,150

		29,668,360

Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 8.00%, 01/15/24	226	270,166
International Paper Co., 3.80%, 01/15/26 (Call 10/15/25)	25	27,715

		297,881

Gas — 0.2%
Atmos Energy Corp., 0.63%, 03/09/23 (Call 09/09/21)	420	420,278
CenterPoint Energy Resources Corp., 0.70%, 03/02/23 (Call 09/02/21)	25	25,013
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/24 (Call 10/15/24)	1,088	1,145,047
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)(a)	461	482,779
5.50%, 01/15/26 (Call 12/15/25)	25	28,986
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)	1,587	1,569,763
ONE Gas Inc.
0.85%, 03/11/23 (Call 09/11/21)	30	30,028
1.10%, 03/11/24 (Call 09/11/21)	750	750,434

		4,452,328

Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc., 3.40%, 03/01/26 (Call 01/01/26)	50	55,136

Health Care - Products — 0.8%
Abbott Laboratories
2.55%, 03/15/22(a)	295	301,052
2.95%, 03/15/25 (Call 12/15/24)(a)	1,614	1,737,332
3.40%, 11/30/23 (Call 09/30/23)	1,855	1,987,482
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	1,517	1,569,594
3.45%, 03/01/24 (Call 02/01/24)	931	998,551
3.75%, 03/01/26 (Call 01/01/26)	25	27,780
3.85%, 05/15/25	449	497,917
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	760	832,931
DH Europe Finance II Sarl
2.05%, 11/15/22	783	802,376
2.20%, 11/15/24 (Call 10/15/24)	1,273	1,332,252

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Medtronic Inc., 3.50%, 03/15/25	$2,184	$2,405,401
Stryker Corp.
0.60%, 12/01/23 (Call 12/01/21)	579	579,248
1.15%, 06/15/25 (Call 05/15/25)	480	481,717
3.38%, 05/15/24 (Call 02/15/24)	284	305,557
3.38%, 11/01/25 (Call 08/01/25)	200	218,790
3.50%, 03/15/26 (Call 12/15/25)(a)	1,070	1,177,925
Thermo Fisher Scientific Inc., 4.13%, 03/25/25 (Call 02/25/25)	1,047	1,165,986
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26 (Call 12/15/25)	354	382,423
3.15%, 04/01/22 (Call 02/01/22)	570	581,852
3.55%, 04/01/25 (Call 01/01/25)	2,223	2,422,813

		19,808,979

Health Care - Services — 1.8%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	1,635	1,682,565
2.80%, 06/15/23 (Call 04/15/23)	1,611	1,681,185
3.50%, 11/15/24 (Call 08/15/24)	907	980,642
Anthem Inc.
0.45%, 03/15/23	1,200	1,201,755
1.50%, 03/15/26 (Call 02/15/26)	960	968,298
2.38%, 01/15/25 (Call 12/15/24)	1,970	2,065,238
2.95%, 12/01/22 (Call 11/01/22)	1,348	1,399,389
3.13%, 05/15/22	771	793,319
3.30%, 01/15/23	1,205	1,263,554
3.35%, 12/01/24 (Call 10/01/24)	1,050	1,137,885
3.50%, 08/15/24 (Call 05/15/24)	1,211	1,313,122
3.70%, 08/15/21 (Call 05/15/21)	505	505,514
CommonSpirit Health
2.76%, 10/01/24 (Call 07/01/24)	418	442,552
2.95%, 11/01/22	414	428,256
HCA Inc.
4.75%, 05/01/23	1,724	1,857,791
5.00%, 03/15/24	2,493	2,778,048
5.25%, 04/15/25	1,629	1,872,497
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	839	868,637
3.85%, 10/01/24 (Call 07/01/24)(a)	817	892,054
4.50%, 04/01/25 (Call 03/01/25)(a)	787	887,186
Laboratory Corp. of America Holdings
3.20%, 02/01/22(a)	639	652,681
3.25%, 09/01/24 (Call 07/01/24)(a)	920	985,833
3.60%, 02/01/25 (Call 11/01/24)	444	482,441
3.75%, 08/23/22 (Call 05/23/22)	823	851,813
Quest Diagnostics Inc., 3.50%, 03/30/25 (Call 12/30/24)(a)	457	497,718
UnitedHealth Group Inc.
1.25%, 01/15/26	545	549,459
2.38%, 10/15/22	1,503	1,549,279
2.38%, 08/15/24	1,420	1,501,329
2.75%, 02/15/23 (Call 11/15/22)	500	519,018
2.88%, 12/15/21	552	560,981
2.88%, 03/15/22 (Call 12/15/21)(a)	1,604	1,630,689
2.88%, 03/15/23	1,196	1,253,500
3.10%, 03/15/26	1,025	1,119,575
3.35%, 07/15/22	858	889,452
3.38%, 11/15/21 (Call 08/15/21)	294	296,592
3.50%, 06/15/23	945	1,007,684
3.50%, 02/15/24	1,461	1,580,184

Security	Par (000)	Value

Health Care - Services (continued)
3.75%, 07/15/25	$2,176	$2,420,061

		43,367,776

Holding Companies - Diversified — 0.3%
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	283	295,719
3.50%, 02/10/23 (Call 01/10/23)(a)	1,305	1,359,336
3.63%, 01/19/22 (Call 12/19/21)(a)	1,299	1,323,256
3.88%, 01/15/26 (Call 12/15/25)	1,050	1,120,421
4.20%, 06/10/24 (Call 05/10/24)	1,319	1,422,775
4.25%, 03/01/25 (Call 01/01/25)	163	176,528
FS KKR Capital Corp., 3.40%, 01/15/26 (Call 12/15/25)(a)	775	791,569
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	100	99,452
3.75%, 07/22/25 (Call 06/22/25)	474	502,232
4.25%, 01/15/26 (Call 12/15/25)	505	543,817

		7,635,105

Home Builders — 0.2%
DR Horton Inc.
2.50%, 10/15/24 (Call 09/15/24)	1,445	1,522,861
2.60%, 10/15/25 (Call 09/15/25)	540	570,657
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	460	503,010
4.75%, 11/15/22 (Call 08/15/22)	294	308,915
4.75%, 05/30/25 (Call 02/28/25)	722	811,926
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	753	782,427

		4,499,796

Household Products & Wares — 0.1%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	783	806,452
3.50%, 12/15/24 (Call 09/15/24)	378	413,554

		1,220,006

Insurance — 1.6%
Aflac Inc.
3.63%, 06/15/23	838	894,720
3.63%, 11/15/24(a)	962	1,056,132
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	145	143,355
3.15%, 06/15/23	900	951,200
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	706	744,037
3.75%, 07/10/25 (Call 04/10/25)(a)	633	696,651
4.13%, 02/15/24(a)	1,607	1,757,373
4.88%, 06/01/22	2,139	2,239,909
Aon Corp., 2.20%, 11/15/22	901	925,116
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	864	929,435
3.88%, 12/15/25 (Call 09/15/25)	1,034	1,148,987
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	843	867,674
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	2,394	2,492,612
3.00%, 02/11/23	355	371,683
3.13%, 03/15/26 (Call 12/15/25)	2,525	2,765,153
3.40%, 01/31/22(a)	899	920,075
3.75%, 08/15/21(a)	295	297,972
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)(a)	351	385,647
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)(a)	1,037	1,073,323
3.35%, 05/15/24	121	131,046

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	$710	$770,705
4.50%, 03/01/26 (Call 12/01/25)	325	369,224
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	65	73,831
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)(a)	1,035	1,099,682
Lincoln National Corp., 4.00%, 09/01/23	483	521,337
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	642	666,337
Manulife Financial Corp., 4.15%, 03/04/26	25	28,235
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	283	287,555
3.50%, 06/03/24 (Call 03/03/24)	1,394	1,502,488
3.50%, 03/10/25 (Call 12/10/24)	760	828,001
3.75%, 03/14/26 (Call 12/14/25)	1,525	1,692,979
3.88%, 03/15/24 (Call 02/15/24)	1,732	1,888,454
MetLife Inc.
3.00%, 03/01/25(a)	366	395,082
3.05%, 12/15/22	843	879,444
3.60%, 04/10/24	789	858,566
3.60%, 11/13/25 (Call 08/13/25)	74	81,782
Series D, 4.37%, 09/15/23	1,316	1,434,444
Progressive Corp. (The), 3.75%, 08/23/21(a)	300	303,273
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	15	15,246
3.50%, 05/15/24(a)	1,004	1,089,485
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	1,025	1,159,705
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)(a)	1,036	1,118,045

		37,856,000

Internet — 1.1%
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)(a)	1,606	1,591,172
3.38%, 02/25/24(a)	1,555	1,687,257
3.63%, 05/19/21	525	525,759
Amazon.com Inc.
0.40%, 06/03/23	1,360	1,364,588
0.80%, 06/03/25 (Call 05/03/25)	1,884	1,886,826
2.40%, 02/22/23 (Call 01/22/23)	1,630	1,689,235
2.50%, 11/29/22 (Call 08/29/22)	1,331	1,371,744
2.80%, 08/22/24 (Call 06/22/24)	2,820	3,023,193
3.30%, 12/05/21 (Call 10/05/21)(a)	406	411,350
3.80%, 12/05/24 (Call 09/05/24)	1,648	1,822,063
5.20%, 12/03/25 (Call 09/03/25)	77	91,158
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	743	774,419
3.65%, 03/15/25 (Call 12/15/24)	212	230,732
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	1,048	1,082,732
2.60%, 07/15/22 (Call 04/15/22)	50	51,050
2.75%, 01/30/23 (Call 12/30/22)(a)	1,423	1,478,004
3.45%, 08/01/24 (Call 05/01/24)	1,098	1,184,242
3.80%, 03/09/22 (Call 02/09/22)	492	504,777
Expedia Group Inc.
3.60%, 12/15/23 (Call 11/15/23)(d)	100	106,474
4.50%, 08/15/24 (Call 05/15/24)	163	179,004
5.00%, 02/15/26 (Call 11/15/25)(a)	110	124,860
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)(a)	1,511	1,542,282
3.63%, 04/01/25 (Call 01/01/25)	832	913,044

Security	Par (000)	Value

Internet (continued)
VeriSign Inc.
4.63%, 05/01/23 (Call 06/01/21)	$1,735	$1,735,867
5.25%, 04/01/25 (Call 01/01/25)	1,000	1,131,226

		26,503,058

Iron & Steel — 0.1%
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	640	663,620
4.00%, 08/01/23 (Call 05/01/23)	648	691,369
4.13%, 09/15/22 (Call 06/15/22)(a)	675	702,734
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	311	331,215

		2,388,938

Lodging — 0.3%
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)(a)	542	562,279
3.20%, 08/08/24 (Call 07/08/24)	2,034	2,131,030
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	610	649,374
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	2,113	2,431,381
Sands China Ltd.
4.60%, 08/08/23 (Call 07/08/23)	75	80,098
5.13%, 08/08/25 (Call 06/08/25)	140	156,224

		6,010,386

Machinery — 1.9%
ABB Finance USA Inc., 2.88%, 05/08/22	1,890	1,938,872
Caterpillar Financial Services Corp.
0.25%, 03/01/23	900	900,717
0.45%, 09/14/23	55	55,161
0.65%, 07/07/23(a)	144	145,026
0.80%, 11/13/25(a)	1,174	1,162,824
0.90%, 03/02/26	700	696,858
0.95%, 05/13/22	232	233,784
1.45%, 05/15/25	894	915,169
1.70%, 08/09/21	1,137	1,141,631
1.90%, 09/06/22	790	807,870
1.95%, 11/18/22(a)	437	448,439
2.15%, 11/08/24	1,232	1,293,932
2.40%, 06/06/22	1,179	1,207,117
2.55%, 11/29/22	919	952,520
2.85%, 06/01/22(a)	460	473,210
2.85%, 05/17/24	970	1,036,416
2.95%, 02/26/22(a)	1,163	1,189,322
3.15%, 09/07/21	782	789,994
3.25%, 12/01/24	241	262,661
3.45%, 05/15/23	775	824,308
3.65%, 12/07/23	1,039	1,127,213
3.75%, 11/24/23(a)	175	189,788
Series I, 2.65%, 05/17/21	347	347,312
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	1,675	1,814,115
3.90%, 05/27/21	1,593	1,597,012
CNH Industrial Capital LLC
1.88%, 01/15/26 (Call 12/15/25)(a)	880	894,296
1.95%, 07/02/23	777	797,991
4.20%, 01/15/24	607	661,010
4.38%, 04/05/22	181	187,186
CNH Industrial NV, 4.50%, 08/15/23	479	519,157
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	1,514	1,544,780

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
2.75%, 04/15/25 (Call 03/15/25)	$819	$878,694
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)	45	46,418
John Deere Capital Corp.
0.25%, 01/17/23	715	715,578
0.40%, 10/10/23	67	67,125
0.45%, 01/17/24	700	700,091
0.70%, 01/15/26(a)	900	891,609
1.20%, 04/06/23	210	213,873
2.05%, 01/09/25	619	646,579
2.15%, 09/08/22	908	931,918
2.30%, 06/07/21(a)	155	155,309
2.60%, 03/07/24	789	837,270
2.65%, 01/06/22	488	495,972
2.65%, 06/24/24(a)	827	880,777
2.70%, 01/06/23	466	484,495
2.75%, 03/15/22	703	718,607
2.80%, 01/27/23	415	433,400
2.80%, 03/06/23	1,394	1,459,127
3.13%, 09/10/21	920	929,634
3.15%, 10/15/21	744	754,012
3.20%, 01/10/22	514	524,615
3.35%, 06/12/24(a)	615	667,042
3.45%, 03/13/25(a)	1,020	1,120,512
3.65%, 10/12/23(a)	426	460,044
3.90%, 07/12/21	74	74,528
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	1,948	2,025,118
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	426	454,703
4.40%, 03/15/24 (Call 02/15/24)	1,154	1,258,911
Xylem Inc., 4.88%, 10/01/21(a)	272	276,827

		45,258,479

Manufacturing — 0.6%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	206	211,236
2.00%, 06/26/22(a)	1,277	1,303,158
2.00%, 02/14/25 (Call 01/14/25)	559	583,775
2.25%, 03/15/23 (Call 02/15/23)	985	1,019,460
2.65%, 04/15/25 (Call 03/15/25)	564	601,953
3.00%, 08/07/25	670	726,324
3.25%, 02/14/24 (Call 01/14/24)	1,213	1,301,952
Eaton Corp., 2.75%, 11/02/22	2,551	2,640,611
General Electric Co.
2.70%, 10/09/22	1,691	1,747,597
3.10%, 01/09/23	429	447,408
3.15%, 09/07/22	185	191,780
3.45%, 05/15/24 (Call 02/13/24)	670	720,692
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)(a)	274	295,676
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	1,088	1,151,060
3.30%, 11/21/24 (Call 08/21/24)	624	673,075
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23	488	525,899
Trane Technologies Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	935	1,012,781

		15,154,437

Media — 2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.46%, 07/23/22 (Call 05/23/22)	4,114	4,279,893

Security	Par (000)	Value

Media (continued)
4.50%, 02/01/24 (Call 01/01/24)	$2,070	$2,262,756
4.91%, 07/23/25 (Call 04/23/25)	5,336	6,068,133
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	1,305	1,487,669
Comcast Corp.
3.00%, 02/01/24 (Call 01/01/24)	1,495	1,597,174
3.10%, 04/01/25 (Call 03/01/25)	659	714,561
3.15%, 03/01/26 (Call 12/01/25)	1,500	1,635,901
3.38%, 02/15/25 (Call 11/15/24)	1,250	1,365,248
3.38%, 08/15/25 (Call 05/15/25)(a)	1,936	2,124,030
3.60%, 03/01/24	1,681	1,828,645
3.70%, 04/15/24 (Call 03/15/24)	2,938	3,201,815
3.95%, 10/15/25 (Call 08/15/25)	3,675	4,127,310
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	1,406	1,466,418
4.90%, 03/11/26 (Call 12/11/25)	25	28,568
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	1,076	1,150,174
3.67%, 01/25/22	838	859,075
4.03%, 01/25/24 (Call 12/25/23)(a)	1,561	1,693,526
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	609	659,648
Time Warner Cable LLC, 4.00%, 09/01/21 (Call 06/01/21)	1,423	1,426,726
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	1,386	1,582,190
TWDC Enterprises 18 Corp.
2.35%, 12/01/22(a)	1,347	1,390,634
2.45%, 03/04/22(a)	1,217	1,240,235
2.75%, 08/16/21(a)	441	444,239
3.00%, 02/13/26(a)	74	79,989
3.15%, 09/17/25	105	114,321
3.75%, 06/01/21	362	362,975
ViacomCBS Inc.
3.50%, 01/15/25 (Call 10/15/24)	715	769,839
3.70%, 08/15/24 (Call 05/15/24)	1,040	1,125,931
4.00%, 01/15/26 (Call 10/15/25)	191	210,443
4.75%, 05/15/25 (Call 04/15/25)	801	907,810
Walt Disney Co. (The)
1.65%, 09/01/22(a)	773	786,982
1.75%, 08/30/24 (Call 07/30/24)	1,964	2,029,863
1.75%, 01/13/26	1,168	1,199,363
3.00%, 09/15/22	1,163	1,205,458
3.35%, 03/24/25	1,753	1,909,598
3.70%, 09/15/24 (Call 06/15/24)	1,066	1,165,128
3.70%, 10/15/25 (Call 07/15/25)	236	261,111

		54,763,379

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	1,053	1,085,066
3.25%, 06/15/25 (Call 03/15/25)	403	438,354

		1,523,420

Mining — 0.2%
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	935	955,012
3.25%, 11/21/21	130	132,130
3.85%, 09/30/23	308	333,104
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)	116	116,410
5.95%, 03/15/24 (Call 12/15/23)	620	695,860

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	$1,520	$1,684,800

		3,917,316

Oil & Gas — 4.8%
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)	846	850,640
2.52%, 09/19/22 (Call 08/19/22)	830	853,603
2.75%, 05/10/23	1,134	1,187,209
2.94%, 04/06/23	184	192,867
3.19%, 04/06/25 (Call 03/06/25)	1,133	1,224,448
3.22%, 11/28/23 (Call 09/28/23)	1,041	1,109,212
3.22%, 04/14/24 (Call 02/14/24)	1,196	1,283,002
3.25%, 05/06/22	2,074	2,137,029
3.79%, 02/06/24 (Call 01/06/24)	1,592	1,725,854
3.80%, 09/21/25 (Call 07/21/25)	1,291	1,433,484
BP Capital Markets PLC
2.50%, 11/06/22(a)	995	1,027,448
3.51%, 03/17/25(a)	1,010	1,107,304
3.54%, 11/04/24	902	989,071
3.81%, 02/10/24	1,790	1,950,051
3.99%, 09/26/23	604	655,885
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	692	706,112
2.95%, 01/15/23 (Call 12/15/22)	2,134	2,213,697
3.45%, 11/15/21 (Call 08/15/21)	575	580,022
3.80%, 04/15/24 (Call 01/15/24)	415	446,026
3.90%, 02/01/25 (Call 11/01/24)	265	287,386
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	730	746,230
3.95%, 04/15/22 (Call 01/15/22)	125	127,600
4.00%, 04/15/24 (Call 01/15/24)	381	408,196
5.38%, 07/15/25 (Call 04/15/25)(a)	1,710	1,941,930
Chevron Corp.
1.14%, 05/11/23	686	697,692
1.55%, 05/11/25 (Call 04/11/25)(a)	2,491	2,553,442
2.10%, 05/16/21	1,923	1,924,212
2.36%, 12/05/22 (Call 09/05/22)	2,212	2,274,482
2.41%, 03/03/22 (Call 01/03/22)	795	806,893
2.50%, 03/03/22 (Call 02/03/22)(a)	463	471,096
2.57%, 05/16/23 (Call 03/16/23)	1,128	1,175,861
2.90%, 03/03/24 (Call 01/03/24)	829	882,760
3.19%, 06/24/23 (Call 03/24/23)	2,780	2,928,670
3.33%, 11/17/25 (Call 08/17/25)	139	152,706
Chevron USA Inc.
0.43%, 08/11/23	706	708,299
0.69%, 08/12/25 (Call 07/12/25)	928	917,939
3.90%, 11/15/24 (Call 08/15/24)	807	891,450
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)(a)	963	1,049,191
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)	1,315	1,535,472
Diamondback Energy Inc.
0.90%, 03/24/23 (Call 09/24/21)	45	45,022
2.88%, 12/01/24 (Call 11/01/24)(a)	1,033	1,090,311
4.75%, 05/31/25 (Call 04/30/25)	910	1,023,271
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	1,996	2,068,158
3.15%, 04/01/25 (Call 01/01/25)	885	951,552
4.15%, 01/15/26 (Call 10/15/25)	785	886,773
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)(a)	11	11,332
2.45%, 01/17/23	1,039	1,076,526

Security	Par (000)	Value

Oil & Gas (continued)
2.65%, 01/15/24(a)	$1,483	$1,566,636
2.75%, 11/10/21	195	197,612
2.88%, 04/06/25 (Call 03/06/25)	1,887	2,024,026
3.15%, 01/23/22(a)	305	311,345
3.25%, 11/10/24	75	81,497
3.70%, 03/01/24	1,277	1,387,426
Exxon Mobil Corp.
1.57%, 04/15/23	1,244	1,274,148
1.90%, 08/16/22	785	802,180
2.02%, 08/16/24 (Call 07/16/24)	1,990	2,079,198
2.40%, 03/06/22 (Call 01/06/22)	819	831,221
2.71%, 03/06/25 (Call 12/06/24)	1,580	1,683,526
2.73%, 03/01/23 (Call 01/01/23)	1,141	1,186,920
2.99%, 03/19/25 (Call 02/19/25)	3,198	3,442,654
3.18%, 03/15/24 (Call 12/15/23)	654	700,612
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	1,000	1,147,605
Marathon Oil Corp., 3.85%, 06/01/25 (Call 03/01/25)	1,242	1,346,701
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	1,076	1,162,187
4.50%, 05/01/23 (Call 04/01/23)	1,598	1,712,670
4.70%, 05/01/25 (Call 04/01/25)	1,473	1,662,912
4.75%, 12/15/23 (Call 10/15/23)	993	1,088,968
Phillips 66
0.90%, 02/15/24 (Call 11/19/21)(a)	566	567,027
1.30%, 02/15/26 (Call 01/15/26)	25	24,872
3.70%, 04/06/23	544	576,122
3.85%, 04/09/25 (Call 03/09/25)	1,381	1,516,237
4.30%, 04/01/22	1,779	1,842,209
Pioneer Natural Resources Co.
0.75%, 01/15/24 (Call 01/15/22)	275	275,226
1.13%, 01/15/26 (Call 12/15/25)	855	843,248
4.45%, 01/15/26 (Call 10/15/25)(a)	67	75,676
Shell International Finance BV
0.38%, 09/15/23(a)	130	130,094
1.75%, 09/12/21	818	822,528
1.88%, 05/10/21	1,224	1,224,285
2.00%, 11/07/24 (Call 10/07/24)	1,784	1,860,623
2.25%, 01/06/23	1,213	1,253,258
2.38%, 08/21/22	1,466	1,507,111
2.38%, 04/06/25 (Call 03/06/25)	1,940	2,048,758
3.25%, 05/11/25	3,074	3,349,784
3.40%, 08/12/23	1,395	1,491,255
3.50%, 11/13/23 (Call 10/13/23)	1,533	1,648,039
Suncor Energy Inc.
3.10%, 05/15/25 (Call 04/15/25)(a)	404	432,598
3.60%, 12/01/24 (Call 09/01/24)	1,321	1,435,976
Total Capital Canada Ltd., 2.75%, 07/15/23	1,362	1,432,864
Total Capital International SA
2.22%, 07/12/21 (Call 06/12/21)	664	665,403
2.43%, 01/10/25 (Call 10/10/24)	784	826,105
2.70%, 01/25/23	1,116	1,162,179
2.75%, 06/19/21(a)	1,363	1,367,416
2.88%, 02/17/22(a)	1,403	1,432,352
3.70%, 01/15/24	1,333	1,446,998
3.75%, 04/10/24	1,543	1,688,108
Total Capital SA, 4.25%, 12/15/21(a)	38	38,959
Valero Energy Corp.
1.20%, 03/15/24	1,380	1,387,274
2.70%, 04/15/23	790	820,888
2.85%, 04/15/25 (Call 03/15/25)	1,553	1,638,195

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.65%, 03/15/25	$328	$354,536

		114,183,663

Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes
Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	2,096	2,171,896
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	692	697,657
3.50%, 08/01/23 (Call 05/01/23)	1,023	1,085,078
3.80%, 11/15/25 (Call 08/15/25)	1,155	1,275,390
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	780	790,242
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	2,127	2,282,087

		8,302,350

Packaging & Containers — 0.1%
Packaging Corp. of America, 4.50%, 11/01/23 (Call 08/01/23)	562	608,221
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	320	340,241
3.75%, 03/15/25 (Call 01/15/25)	565	618,491
4.65%, 03/15/26 (Call 01/15/26)	50	57,057

		1,624,010

Pharmaceuticals — 5.9%
AbbVie Inc.
2.15%, 11/19/21	1,393	1,406,627
2.30%, 11/21/22	1,720	1,770,011
2.60%, 11/21/24 (Call 10/21/24)	3,465	3,670,661
2.85%, 05/14/23 (Call 03/14/23)	1,451	1,517,887
2.90%, 11/06/22	3,504	3,634,420
3.20%, 11/06/22 (Call 09/06/22)	1,561	1,618,886
3.25%, 10/01/22 (Call 07/01/22)	2,002	2,067,133
3.38%, 11/14/21	1,218	1,237,491
3.45%, 03/15/22 (Call 01/15/22)	749	765,065
3.60%, 05/14/25 (Call 02/14/25)	3,762	4,112,107
3.75%, 11/14/23 (Call 10/14/23)	1,885	2,034,950
3.80%, 03/15/25 (Call 12/15/24)	3,265	3,575,781
3.85%, 06/15/24 (Call 03/15/24)	863	940,520
5.00%, 12/15/21 (Call 09/16/21)(a)	196	199,276
AmerisourceBergen Corp.
0.74%, 03/15/23 (Call 03/15/22)	550	551,496
3.25%, 03/01/25 (Call 12/01/24)	270	290,643
3.40%, 05/15/24 (Call 02/15/24)	351	376,557
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)	1,602	1,635,142
3.38%, 11/16/25	2,282	2,501,578
3.50%, 08/17/23 (Call 07/17/23)(a)	1,117	1,190,896
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	2,249	2,306,556
3.36%, 06/06/24 (Call 04/06/24)	2,413	2,598,464
3.73%, 12/15/24 (Call 09/15/24)	1,770	1,939,021
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 11/13/21)(a)	206	206,198
0.75%, 11/13/25 (Call 10/13/25)	265	262,519
2.00%, 08/01/22(a)	915	934,117
2.60%, 05/16/22	1,741	1,783,913
2.75%, 02/15/23 (Call 01/15/23)	813	847,366
2.90%, 07/26/24 (Call 06/26/24)	2,253	2,414,326
3.25%, 08/15/22	867	900,228
3.25%, 02/20/23 (Call 01/20/23)	941	987,178

Security	Par (000)	Value

Pharmaceuticals (continued)
3.25%, 11/01/23(a)	$325	$348,732
3.55%, 08/15/22	1,634	1,703,411
3.88%, 08/15/25 (Call 05/15/25)	386	430,562
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	1,414	1,445,145
3.08%, 06/15/24 (Call 04/15/24)	941	1,002,205
3.20%, 03/15/23	875	916,913
3.75%, 09/15/25 (Call 06/15/25)	910	1,000,969
Cigna Corp.
0.61%, 03/15/24 (Call 03/15/22)	430	429,555
1.25%, 03/15/26 (Call 02/15/26)	2,300	2,298,084
3.00%, 07/15/23 (Call 05/16/23)	1,255	1,319,836
3.25%, 04/15/25 (Call 01/15/25)	1,327	1,432,032
3.50%, 06/15/24 (Call 03/17/24)	484	521,875
3.75%, 07/15/23 (Call 06/15/23)	1,184	1,265,955
4.13%, 11/15/25 (Call 09/15/25)	2,441	2,742,645
4.50%, 02/25/26 (Call 11/27/25)	1,000	1,140,299
CVS Health Corp.
2.13%, 06/01/21 (Call 05/17/21)	705	706,004
2.63%, 08/15/24 (Call 07/15/24)(a)	1,754	1,859,127
2.75%, 12/01/22 (Call 09/01/22)	1,950	2,011,395
3.38%, 08/12/24 (Call 05/12/24)	851	917,730
3.50%, 07/20/22 (Call 05/20/22)	2,097	2,166,197
3.70%, 03/09/23 (Call 02/09/23)	1,145	1,211,954
3.88%, 07/20/25 (Call 04/20/25)	4,361	4,833,774
4.10%, 03/25/25 (Call 01/25/25)	1,343	1,496,260
Eli Lilly & Co.
2.35%, 05/15/22	991	1,012,711
2.75%, 06/01/25 (Call 03/01/25)(a)	741	791,841
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	1,552	1,624,608
3.38%, 05/15/23	1,854	1,967,837
3.63%, 05/15/25	233	257,626
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)	1,466	1,470,750
2.85%, 05/08/22	1,685	1,730,546
2.88%, 06/01/22 (Call 05/01/22)	1,140	1,169,938
3.00%, 06/01/24 (Call 05/01/24)	2,207	2,364,101
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	217	214,770
2.05%, 03/01/23 (Call 01/01/23)(a)	439	452,040
2.25%, 03/03/22 (Call 02/03/22)(a)	1,402	1,423,640
2.63%, 01/15/25 (Call 11/15/24)	541	578,417
3.38%, 12/05/23(a)	465	501,533
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)(a)	685	675,344
3.80%, 03/15/24 (Call 12/15/23)	1,570	1,704,513
Mead Johnson Nutrition Co., 4.13%, 11/15/25
(Call 08/15/25)	249	279,875
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(a)	25	24,778
2.35%, 02/10/22(a)	95	96,537
2.40%, 09/15/22 (Call 06/15/22)	722	739,645
2.75%, 02/10/25 (Call 11/10/24)	2,790	2,979,268
2.80%, 05/18/23	2,256	2,370,121
2.90%, 03/07/24 (Call 02/07/24)	882	941,982
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)	767	826,387
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	1,261	1,303,034
2.40%, 05/17/22 (Call 04/17/22)	1,321	1,349,214

S C H E D U LE O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.40%, 09/21/22	$1,698	$1,750,071
3.00%, 11/20/25 (Call 08/20/25)(a)	1,649	1,786,363
3.40%, 05/06/24	2,786	3,022,124
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)(a)	721	771,482
4.38%, 03/15/26 (Call 12/15/25)	45	49,136
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)(a)	1,276	1,279,630
2.20%, 12/15/21	1,414	1,431,244
2.80%, 03/11/22(a)	878	897,197
2.95%, 03/15/24 (Call 02/15/24)	551	590,582
3.00%, 09/15/21(a)	701	708,198
3.00%, 06/15/23(a)	1,157	1,222,934
3.20%, 09/15/23 (Call 08/15/23)	1,436	1,531,231
3.40%, 05/15/24	1,182	1,283,668
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)	1,414	1,502,317
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	2,803	2,944,452
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	2,052	2,241,840
Utah Acquisition Sub Inc., 3.15%, 06/15/21 (Call 05/31/21)	1,596	1,600,977
Viatris Inc.
1.13%, 06/22/22(d)	760	765,241
1.65%, 06/22/25 (Call 05/22/25)(d)	1,429	1,443,698
Wyeth LLC, 6.45%, 02/01/24	143	165,786
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	1,659	1,728,491
4.50%, 11/13/25 (Call 08/13/25)	835	949,847

		141,995,237

Pipelines — 3.2%
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	473	530,226
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (Call 10/02/24)	1,237	1,416,330
7.00%, 06/30/24 (Call 01/01/24)	1,708	1,966,986
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	539	607,358
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	515	548,873
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	195	195,858
5.88%, 10/15/25 (Call 07/15/25)	689	818,111
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	500	523,425
2.90%, 07/15/22 (Call 06/15/22)	649	666,440
3.50%, 06/10/24 (Call 03/10/24)	762	817,044
4.00%, 10/01/23 (Call 07/01/23)	954	1,021,348
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	678	712,870
3.60%, 02/01/23 (Call 11/01/22)	1,341	1,394,954
4.05%, 03/15/25 (Call 12/15/24)	1,555	1,684,989
4.25%, 03/15/23 (Call 12/15/22)	658	693,041
4.25%, 04/01/24 (Call 01/01/24)	245	264,703
4.50%, 04/15/24 (Call 03/15/24)	716	786,325
4.75%, 01/15/26 (Call 10/15/25)	1,095	1,223,840
5.20%, 02/01/22 (Call 11/01/21)	1,555	1,590,259
5.88%, 01/15/24 (Call 10/15/23)	1,308	1,454,411
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	843	902,877

Security	Par (000)	Value

Pipelines (continued)
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	$1,157	$1,244,522
5.00%, 10/01/22 (Call 07/01/22)	618	648,242
5.88%, 03/01/22 (Call 12/01/21)	570	587,200
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	1,800	1,883,599
3.50%, 02/01/22	1,089	1,114,354
3.70%, 02/15/26 (Call 11/15/25)	110	121,492
3.75%, 02/15/25 (Call 11/15/24)(a)	1,556	1,702,657
3.90%, 02/15/24 (Call 11/15/23)	1,193	1,290,253
4.05%, 02/15/22	766	788,006
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	402	420,077
3.50%, 09/01/23 (Call 06/01/23)	299	317,071
3.95%, 09/01/22 (Call 06/01/22)	1,621	1,682,834
4.15%, 02/01/24 (Call 11/01/23)	868	941,217
4.25%, 09/01/24 (Call 06/01/24)	1,186	1,305,008
4.30%, 05/01/24 (Call 02/01/24)	1,036	1,132,172
5.00%, 10/01/21 (Call 07/01/21)	268	270,054
Kinder Morgan Inc.
3.15%, 01/15/23 (Call 12/15/22)	1,593	1,660,319
4.30%, 06/01/25 (Call 03/01/25)	493	550,494
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	1,725	1,736,067
3.38%, 03/15/23 (Call 02/15/23)	1,077	1,129,229
4.00%, 02/15/25 (Call 11/15/24)	178	194,784
4.50%, 07/15/23 (Call 04/15/23)	995	1,068,102
4.88%, 12/01/24 (Call 09/01/24)	2,085	2,336,272
4.88%, 06/01/25 (Call 03/01/25)	656	740,064
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	1,155	1,214,516
4.25%, 02/01/22 (Call 11/01/21)	507	516,074
5.85%, 01/15/26 (Call 12/15/25)	45	53,028
7.50%, 09/01/23 (Call 06/01/23)	756	859,359
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	1,593	1,644,297
4.90%, 03/15/25 (Call 12/15/24)	273	305,179
Phillips 66 Partners LP, 3.61%, 02/15/25 (Call 11/15/24)	150	161,521
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)(a)	1,231	1,310,426
3.65%, 06/01/22 (Call 03/01/22)	1,040	1,063,370
3.85%, 10/15/23 (Call 07/15/23)	756	800,537
4.65%, 10/15/25 (Call 07/15/25)	1,056	1,170,882
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (Call 01/15/23)	1,680	1,817,772
5.63%, 03/01/25 (Call 12/01/24)	1,521	1,743,741
5.75%, 05/15/24 (Call 02/15/24)	2,522	2,848,681
6.25%, 03/15/22 (Call 12/15/21)	1,240	1,282,592
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	65	70,300
4.75%, 03/15/24 (Call 12/15/23)	1,538	1,699,534
TransCanada PipeLines Ltd.
2.50%, 08/01/22	1,375	1,411,916
3.75%, 10/16/23 (Call 07/16/23)	908	970,673
4.88%, 01/15/26 (Call 10/15/25)	209	241,384
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	25	31,883
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	1,269	1,305,339

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
3.60%, 03/15/22 (Call 01/15/22)	$1,961	$2,004,351
3.70%, 01/15/23 (Call 10/15/22)	1,387	1,449,665
3.90%, 01/15/25 (Call 10/15/24)	1,286	1,404,525
4.00%, 11/15/21 (Call 08/15/21)	315	318,196
4.00%, 09/15/25 (Call 06/15/25)	247	273,070
4.30%, 03/04/24 (Call 12/04/23)	1,289	1,405,313
4.50%, 11/15/23 (Call 08/15/23)	523	569,342
4.55%, 06/24/24 (Call 03/24/24)	1,812	2,000,626

		76,632,449

Private Equity — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	662	725,015

Real Estate Investment Trusts — 2.3%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)(a)	968	1,053,364
American Tower Corp.
0.60%, 01/15/24	1,000	997,807
1.30%, 09/15/25 (Call 08/15/25)	650	651,300
1.60%, 04/15/26 (Call 03/15/26)	1,145	1,150,091
2.25%, 01/15/22	680	689,272
2.40%, 03/15/25 (Call 02/15/25)(a)	904	943,950
2.95%, 01/15/25 (Call 12/15/24)	552	587,918
3.00%, 06/15/23	829	870,414
3.38%, 05/15/24 (Call 04/15/24)	1,094	1,173,731
3.50%, 01/31/23	1,396	1,471,525
4.00%, 06/01/25 (Call 03/01/25)	1,190	1,314,875
4.40%, 02/15/26 (Call 11/15/25)	75	84,610
4.70%, 03/15/22	671	696,268
5.00%, 02/15/24	1,251	1,391,583
AvalonBay Communities Inc., 3.45%, 06/01/25 (Call 03/03/25)(a)	1,578	1,722,266
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	1,099	1,155,438
3.20%, 01/15/25 (Call 10/15/24)	984	1,054,079
3.65%, 02/01/26 (Call 11/03/25)(a)	1,120	1,237,340
3.80%, 02/01/24 (Call 11/01/23)	531	571,267
3.85%, 02/01/23 (Call 11/01/22)	1,577	1,654,214
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	181	191,295
3.65%, 06/15/24 (Call 04/15/24)	500	539,637
3.85%, 02/01/25 (Call 11/01/24)	125	135,902
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	1,717	1,825,557
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	900	876,911
1.35%, 07/15/25 (Call 06/15/25)	1,363	1,371,040
3.15%, 07/15/23 (Call 06/15/23)	448	472,122
3.20%, 09/01/24 (Call 07/01/24)	413	442,644
4.45%, 02/15/26 (Call 11/15/25)(a)	25	28,277
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)	1,365	1,446,564
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,045	1,031,347
1.25%, 07/15/25 (Call 06/15/25)	852	850,132
2.63%, 11/18/24 (Call 10/18/24)	1,433	1,511,568
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)	538	561,350
4.63%, 12/15/21 (Call 09/15/21)	609	618,382
Essex Portfolio LP, 3.50%, 04/01/25 (Call 01/01/25)	441	478,101

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Federal Realty Investment Trust, 3.95%, 01/15/24 (Call 10/15/23)	$122	$131,626
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	246	277,926
5.38%, 11/01/23 (Call 08/01/23)	244	269,511
Healthpeak Properties Inc.
3.40%, 02/01/25 (Call 11/01/24)	806	870,712
4.00%, 06/01/25 (Call 03/01/25)	1,159	1,286,369
Kimco Realty Corp.
3.30%, 02/01/25 (Call 12/01/24)	688	739,681
3.40%, 11/01/22 (Call 09/01/22)(a)	758	788,062
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)(a)	192	205,957
5.25%, 01/15/26 (Call 10/15/25)	545	623,306
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	525	518,334
2.37%, 09/15/22 (Call 08/15/22)	1,262	1,292,022
Realty Income Corp.
3.88%, 04/15/25 (Call 02/15/25)	335	369,977
4.65%, 08/01/23 (Call 05/01/23)	1,306	1,414,587
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	1,421	1,472,615
2.35%, 01/30/22 (Call 10/30/21)	861	869,402
2.63%, 06/15/22 (Call 03/15/22)	922	940,582
2.75%, 02/01/23 (Call 11/01/22)	188	194,551
2.75%, 06/01/23 (Call 03/01/23)	1,427	1,485,773
3.30%, 01/15/26 (Call 10/15/25)	150	162,206
3.38%, 10/01/24 (Call 07/01/24)	1,083	1,166,485
3.50%, 09/01/25 (Call 06/01/25)(a)	251	274,084
3.75%, 02/01/24 (Call 11/01/23)	375	404,227
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	685	742,797
4.13%, 01/15/26 (Call 10/15/25)(a)	30	33,634
VEREIT Operating Partnership LP
4.60%, 02/06/24 (Call 11/06/23)	368	402,325
4.63%, 11/01/25 (Call 09/01/25)	370	420,195
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	1,308	1,410,169
4.00%, 06/01/25 (Call 03/01/25)	1,246	1,382,869
4.25%, 04/01/26 (Call 01/01/26)	700	789,091
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	195	214,128

		54,005,344

Retail — 2.8%
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)(a)	473	497,548
3.63%, 04/15/25 (Call 03/15/25)(a)	1,065	1,165,381
3.70%, 04/15/22 (Call 01/15/22)	411	420,917
Costco Wholesale Corp.
2.30%, 05/18/22 (Call 04/18/22)	1,680	1,714,386
2.75%, 05/18/24 (Call 03/18/24)(a)	1,279	1,363,320
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	1,557	1,631,306
4.15%, 11/01/25 (Call 08/01/25)	74	82,987
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	2,044	2,168,752
4.00%, 05/15/25 (Call 03/15/25)	1,320	1,460,581
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)(a)	1,975	2,022,752
2.70%, 04/01/23 (Call 01/01/23)	1,065	1,109,833
3.00%, 04/01/26 (Call 01/01/26)	1,200	1,305,634

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.25%, 03/01/22	$837	$858,344
3.35%, 09/15/25 (Call 06/15/25)	1,697	1,864,584
3.75%, 02/15/24 (Call 11/15/23)	1,436	1,559,114
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	1,300	1,377,251
3.12%, 04/15/22 (Call 01/15/22)	1,302	1,327,629
3.38%, 09/15/25 (Call 06/15/25)	1,552	1,699,291
3.80%, 11/15/21 (Call 08/15/21)(a)	327	330,198
3.88%, 09/15/23 (Call 06/15/23)	681	730,755
4.00%, 04/15/25 (Call 03/15/25)	1,453	1,613,802
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)(a)	365	371,172
2.63%, 01/15/22	1,193	1,213,511
3.25%, 06/10/24(a)	191	206,058
3.30%, 07/01/25 (Call 06/01/25)	2,051	2,234,593
3.35%, 04/01/23 (Call 03/01/23)	2,033	2,144,194
3.38%, 05/26/25 (Call 02/26/25)	1,180	1,285,030
3.70%, 01/30/26 (Call 10/30/25)	269	298,548
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)	294	295,201
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	910	1,027,308
Starbucks Corp.
1.30%, 05/07/22	1,266	1,280,575
2.70%, 06/15/22 (Call 04/15/22)	1,101	1,125,694
3.10%, 03/01/23 (Call 02/01/23)(a)	1,329	1,392,873
3.80%, 08/15/25 (Call 06/15/25)	1,644	1,827,834
3.85%, 10/01/23 (Call 07/01/23)	555	596,534
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	2,202	2,317,753
2.90%, 01/15/22(a)	697	710,322
3.50%, 07/01/24	1,758	1,926,358
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)(a)	1,061	1,102,248
3.50%, 04/15/25 (Call 03/15/25)	1,871	2,046,470
Walgreen Co., 3.10%, 09/15/22	468	484,038
Walgreens Boots Alliance Inc., 3.30%, 11/18/21 (Call 09/18/21)	978	988,706
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)(a)	1,547	1,597,243
2.55%, 04/11/23 (Call 01/11/23)(a)	2,167	2,251,421
2.65%, 12/15/24 (Call 10/15/24)(a)	2,539	2,718,554
2.85%, 07/08/24 (Call 06/08/24)	1,744	1,871,906
3.13%, 06/23/21	2,092	2,100,449
3.30%, 04/22/24 (Call 01/22/24)	1,825	1,966,369
3.40%, 06/26/23 (Call 05/26/23)	3,418	3,637,638
3.55%, 06/26/25 (Call 04/26/25)	458	507,770

		67,830,735

Semiconductors — 2.1%
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	250	261,478
3.13%, 12/05/23 (Call 10/05/23)	453	481,936
3.90%, 12/15/25 (Call 09/15/25)	80	89,077
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)	327	365,763
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	1,200	1,280,939
3.63%, 01/15/24 (Call 11/15/23)(a)	2,227	2,383,575
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)	2,460	2,635,725
3.63%, 10/15/24 (Call 09/15/24)	1,558	1,695,067
4.70%, 04/15/25 (Call 03/15/25)	2,089	2,357,601

Security	Par (000)	Value

Semiconductors (continued)
Intel Corp.
1.70%, 05/19/21 (Call 05/04/21)	$477	$477,307
2.35%, 05/11/22 (Call 04/11/22)	1,745	1,780,798
2.70%, 12/15/22(a)	2,373	2,465,551
2.88%, 05/11/24 (Call 03/11/24)(a)	1,649	1,763,073
3.10%, 07/29/22	248	256,625
3.30%, 10/01/21	1,180	1,194,825
3.40%, 03/25/25 (Call 02/25/25)(a)	1,844	2,019,264
3.70%, 07/29/25 (Call 04/29/25)	2,250	2,495,654
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	2,252	2,520,956
Lam Research Corp.
2.80%, 06/15/21 (Call 06/01/21)	1,288	1,291,874
3.75%, 03/15/26 (Call 01/15/26)	890	992,659
3.80%, 03/15/25 (Call 12/15/24)(a)	1,185	1,309,954
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)	596	637,329
Marvell Technology Inc., 1.65%, 04/15/26 (Call 03/15/26)(d)	1,070	1,066,915
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)(a)	220	229,982
Microchip Technology Inc.
3.92%, 06/01/21	195	195,510
4.33%, 06/01/23 (Call 05/01/23)	1,364	1,462,755
Micron Technology Inc.
2.50%, 04/24/23	929	963,260
4.64%, 02/06/24 (Call 01/06/24)	1,099	1,209,578
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)	889	894,017
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(d)	1,525	1,692,425
5.35%, 03/01/26 (Call 01/01/26)(d)	400	467,988
NXP BV/NXP Funding LLC/NXP USA Inc.,
2.70%, 05/01/25 (Call 04/01/25)(d)	947	999,984
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)(a)	2,165	2,247,345
2.90%, 05/20/24 (Call 03/20/24)(a)	1,770	1,889,329
3.00%, 05/20/22(a)	1,529	1,574,359
3.45%, 05/20/25 (Call 02/20/25)	697	765,395
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	1,002	1,026,936
1.85%, 05/15/22 (Call 04/15/22)	411	417,324
2.25%, 05/01/23 (Call 02/01/23)(a)	376	388,813
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	1,610	1,709,261

		49,958,206

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25 (Call 04/01/25)	242	264,336

Software — 2.9%
Adobe Inc.
1.70%, 02/01/23	797	816,929
1.90%, 02/01/25 (Call 01/01/25)(a)	537	559,396
3.25%, 02/01/25 (Call 11/01/24)	204	221,002
Citrix Systems Inc., 1.25%, 03/01/26 (Call 02/01/26)	780	773,138
Fidelity National Information Services Inc.
0.38%, 03/01/23	735	733,759
0.60%, 03/01/24	680	678,142
1.15%, 03/01/26 (Call 02/01/26)	1,595	1,579,097
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	2,669	2,832,702
3.50%, 10/01/22 (Call 07/01/22)(a)	295	305,629

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.80%, 10/01/23 (Call 09/01/23)	$1,632	$1,751,781
3.85%, 06/01/25 (Call 03/01/25)	917	1,010,943
Intuit Inc.
0.65%, 07/15/23	1,452	1,463,181
0.95%, 07/15/25 (Call 06/15/25)	1,006	1,008,328
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	2,525	2,531,367
2.00%, 08/08/23 (Call 06/08/23)(a)	1,779	1,844,592
2.13%, 11/15/22(a)	357	367,516
2.38%, 02/12/22 (Call 01/12/22)	1,023	1,038,594
2.38%, 05/01/23 (Call 02/01/23)(a)	1,215	1,261,035
2.40%, 02/06/22 (Call 01/06/22)	58	58,876
2.65%, 11/03/22 (Call 09/03/22)	1,364	1,408,517
2.70%, 02/12/25 (Call 11/12/24)(a)	2,595	2,784,968
2.88%, 02/06/24 (Call 12/06/23)	2,756	2,933,391
3.13%, 11/03/25 (Call 08/03/25)(a)	255	278,902
3.63%, 12/15/23 (Call 09/15/23)	1,956	2,111,115
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	2,800	2,827,869
1.90%, 09/15/21 (Call 08/15/21)(a)	1,149	1,154,618
2.40%, 09/15/23 (Call 07/15/23)	2,910	3,028,300
2.50%, 05/15/22 (Call 03/15/22)	3,022	3,079,176
2.50%, 10/15/22	2,699	2,786,024
2.50%, 04/01/25 (Call 03/01/25)	3,595	3,784,599
2.63%, 02/15/23 (Call 01/15/23)	1,555	1,613,159
2.80%, 07/08/21	686	689,222
2.95%, 11/15/24 (Call 09/15/24)	2,265	2,419,332
2.95%, 05/15/25 (Call 02/15/25)	2,479	2,649,675
3.40%, 07/08/24 (Call 04/08/24)	2,250	2,427,573
3.63%, 07/15/23(a)	1,226	1,309,871
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,065	1,055,707
2.35%, 09/15/24 (Call 08/15/24)	769	806,357
2.80%, 12/15/21 (Call 11/15/21)	654	662,594
3.13%, 11/15/22 (Call 08/15/22)	787	814,208
3.65%, 09/15/23 (Call 08/15/23)	1,150	1,229,291
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	2,127	2,243,802
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	2,339	2,407,149
4.50%, 05/15/25 (Call 04/15/25)(a)	1,011	1,129,491

		68,470,917

Telecommunications — 2.2%
AT&T Inc.
0.90%, 03/25/24 (Call 03/25/22)	1,000	1,002,068
1.70%, 03/25/26 (Call 03/25/23)	2,895	2,907,677
2.63%, 12/01/22 (Call 09/01/22)	1,292	1,331,833
3.00%, 06/30/22 (Call 04/30/22)	1,906	1,955,876
3.40%, 05/15/25 (Call 02/15/25)(a)	2,529	2,755,610
3.90%, 03/11/24 (Call 12/11/23)(a)	546	591,296
3.95%, 01/15/25 (Call 10/15/24)(a)	1,258	1,387,714
4.13%, 02/17/26 (Call 11/17/25)	1,000	1,126,334
4.45%, 04/01/24 (Call 01/01/24)	2,163	2,377,907
Bell Canada, Series US-3, 0.75%, 03/17/24	345	344,538
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	563	615,374
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	808	812,098
2.20%, 09/20/23 (Call 07/20/23)	972	1,014,062
2.60%, 02/28/23	35	36,509
3.00%, 06/15/22	949	978,864

Security	Par (000)	Value

Telecommunications (continued)
3.50%, 06/15/25	$555	$613,776
3.63%, 03/04/24	1,060	1,154,273
Motorola Solutions Inc., 4.00%, 09/01/24	1,029	1,134,937
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)(a)	865	900,144
3.63%, 12/15/25 (Call 09/15/25)(a)	329	361,961
4.10%, 10/01/23 (Call 07/01/23)	798	859,151
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	109	112,708
Telefonica Emisiones SA, 4.57%, 04/27/23	688	741,259
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)(d)	50	50,161
3.50%, 04/15/25 (Call 03/15/25)(d)	3,998	4,334,574
Verizon Communications Inc.
0.75%, 03/22/24	1,785	1,792,148
0.85%, 11/20/25 (Call 10/20/25)	6,046	5,966,801
1.45%, 03/20/26 (Call 02/20/26)	2,880	2,898,464
2.45%, 11/01/22 (Call 05/28/21)(a)	1,108	1,137,073
2.95%, 03/15/22(a)	587	601,128
3.38%, 02/15/25	2,678	2,922,061
3.50%, 11/01/24 (Call 08/01/24)	1,955	2,122,847
4.15%, 03/15/24 (Call 12/15/23)	302	329,268
5.15%, 09/15/23	4,004	4,426,455
Vodafone Group PLC
2.95%, 02/19/23	35	36,506
3.75%, 01/16/24	45	48,808
4.13%, 05/30/25	1,128	1,262,317

		53,044,580

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	679	723,568

Transportation — 1.0%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	1,367	1,425,696
3.00%, 04/01/25 (Call 01/01/25)(a)	609	655,978
3.05%, 03/15/22 (Call 12/15/21)	659	670,695
3.05%, 09/01/22 (Call 06/01/22)	1,242	1,278,765
3.40%, 09/01/24 (Call 06/01/24)	258	279,917
3.75%, 04/01/24 (Call 01/01/24)	233	252,230
3.85%, 09/01/23 (Call 06/01/23)	567	608,666
Canadian Pacific Railway Co., 2.90%, 02/01/25 (Call 11/01/24)	649	689,431
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	175	191,250
3.40%, 08/01/24 (Call 05/01/24)(a)	643	696,037
FedEx Corp.
2.63%, 08/01/22	297	305,346
3.20%, 02/01/25	1,055	1,145,154
4.00%, 01/15/24	1,058	1,155,642
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	942	979,063
3.00%, 04/01/22 (Call 01/01/22)	1,415	1,440,348
3.25%, 12/01/21 (Call 09/01/21)	320	323,138
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	665	699,278
2.88%, 06/01/22 (Call 05/01/22)	359	367,845
3.65%, 03/18/24 (Call 02/18/24)	853	920,868
Union Pacific Corp.
2.95%, 03/01/22(a)	806	823,719
3.15%, 03/01/24 (Call 02/01/24)	1,072	1,145,594
3.20%, 06/08/21(a)	152	152,426

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation (continued)
3.25%, 08/15/25 (Call 05/15/25)	$265	$287,430
3.50%, 06/08/23 (Call 05/08/23)	983	1,043,691
3.75%, 07/15/25 (Call 05/15/25)	631	698,824
4.16%, 07/15/22 (Call 04/15/22)	1,232	1,276,716
United Parcel Service Inc.
2.35%, 05/16/22 (Call 04/16/22)	903	921,258
2.45%, 10/01/22(a)	1,455	1,500,194
2.50%, 04/01/23 (Call 03/01/23)(a)	990	1,029,994
2.80%, 11/15/24 (Call 09/15/24)	197	211,580
3.90%, 04/01/25 (Call 03/01/25)(a)	1,355	1,507,540

		24,684,313

Water — 0.0%
American Water Capital Corp., 3.40%, 03/01/25 (Call 12/01/24)	770	837,820

Total Corporate Bonds & Notes — 98.7% (Cost: $2,335,778,763)		2,372,466,615

Short-Term Investments

Money Market Funds — 5.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(e)(f)(g)	116,031	116,088,576
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	25,598	25,598,000

		141,686,576

Total Short-Term Investments — 5.9% (Cost: $141,653,585)		141,686,576

Total Investments in Securities — 104.6% (Cost: $2,477,432,348)		2,514,153,191

Other Assets, Less Liabilities — (4.6)%		(111,274,557)

Net Assets — 100.0%		$2,402,878,634

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$62,699,669	$53,405,391	(a)	$—		$(4,400)	$(12,084)	$116,088,576	116,031	$86,629	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	41,368,000	—		(15,770,000	)(a)	—	—	25,598,000	25,598	6,132		—

						$(4,400)	$(12,084)	$141,686,576		$92,761		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 0-5 Year Investment Grade Corporate Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$2,372,466,615	$—	$2,372,466,615
Money Market Funds	141,686,576	—	—	141,686,576

	$141,686,576	$2,372,466,615	$ —	$2,514,153,191

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) April 30, 2021	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds & Notes

Australia — 0.7%
Lendlease Finance Ltd., 3.40%, 10/27/27 (Call 07/29/27)(a)	AUD	150	$121,773
National Australia Bank Ltd.
0.35%, 09/07/22(a)	EUR	200	243,221
0.63%, 08/30/23(a)	EUR	300	369,006
4.00%, 12/16/21	AUD	50	39,541
National Australia Bank Ltd./New York, 3.63%, 06/20/23	USD	250	267,350
Westpac Banking Corp.
0.63%, 11/22/24(a)	EUR	200	247,718
3.10%, 06/03/21(a)	AUD	100	77,427
Woolworths Group Ltd., 2.85%, 04/23/24	AUD	150	122,684

			1,488,720

Austria — 0.5%
CA Immobilien Anlagen AG, 1.00%, 10/27/25 (Call 07/27/25)(a)	EUR	200	245,520
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG, 0.38%, 06/25/24(a)	EUR	200	243,878
Raiffeisen Bank International AG, 0.38%, 09/25/26(a)	EUR	300	367,128
Verbund AG, 1.50%, 11/20/24(a)	EUR	100	127,695

			984,221

Belgium — 0.5%
Cofinimmo SA, 0.88%, 12/02/30 (Call 09/02/30)(a)	EUR	200	240,384
FLUVIUS System Operator CVBA, 0.25%, 12/02/30 (Call 09/02/30)(a)	EUR	300	354,571
KBC Group NV
0.38%, 06/16/27 (Call 06/16/26)(a)(b)	EUR	100	121,411
0.88%, 06/27/23(a)	EUR	300	370,060

			1,086,426

Brazil — 0.2%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	USD	260	296,774
Suzano Austria GmbH, 5.75%, 07/14/26(a)	USD	200	234,644

			531,418

Canada — 1.4%
Bank of Nova Scotia (The), 2.38%, 01/18/23	USD	555	574,397
BCI QuadReal Realty
1.06%, 03/12/24	CAD	200	163,071
1.75%, 07/24/30 (Call 04/24/30)	CAD	200	153,925
Brookfield Renewable Partners ULC
3.33%, 08/13/50 (Call 02/13/50)	CAD	100	74,191
4.25%, 01/15/29 (Call 10/15/28)	CAD	150	138,208
Comber Wind Financial Corp., 5.13%, 11/15/30	CAD	33	30,361
Granite REIT Holdings LP, 3.06%, 06/04/27 (Call 04/04/27) .	CAD	300	256,407
Manulife Financial Corp., 3.32%, 05/09/28
(Call 05/09/23)(b)	CAD	100	85,137
Ontario Power Generation Inc.
2.89%, 04/08/25 (Call 03/08/25)	CAD	50	43,155
3.22%, 04/08/30 (Call 01/08/30)	CAD	550	475,118
4.25%, 01/18/49 (Call 07/18/48)	CAD	385	350,522
RioCan Real Estate Investment Trust
1.97%, 06/15/26 (Call 05/15/26)	CAD	250	200,561
2.36%, 03/10/27 (Call 01/10/27)	CAD	175	141,653
Royal Bank of Canada, 0.25%, 05/02/24(a)	EUR	200	243,495

			2,930,201

China — 1.4%
Bank of China Ltd./Luxembourg
0.75%, 07/12/21(a)	EUR	200	241,159
2.25%, 07/12/21(a)	USD	400	401,044
Bank of China Ltd./Paris, 0.95%, 09/21/23(a)	USD	200	200,382

Security		Par (000)	Value

China (continued)
CGNPC International Ltd.
1.63%, 12/11/24(a)	EUR	200	$250,559
2.00%, 09/11/25(a)	EUR	100	127,402
2.75%, 07/02/24(a)	USD	200	207,982
China Construction Bank Corp./Hong Kong, 1.25%, 08/04/25(a)	USD	200	198,544
China Construction Bank Corp./Luxembourg, 0.05%, 10/22/22(a)	EUR	200	241,357
Industrial & Commercial Bank of China Ltd./Hong Kong, 2.20%, 09/16/21(a)	HKD	1,000	129,669
Industrial & Commercial Bank of China Ltd./Luxembourg, 2.88%, 10/12/22(a)	USD	200	205,804
Industrial & Commercial Bank of China Ltd./Singapore, 0.25%, 04/25/22(a)	EUR	350	422,889
Three Gorges Finance II Cayman Islands Ltd., 1.30%, 06/21/24(a)	EUR	200	246,237

			2,873,028

Czech Republic — 0.4%
CPI Property Group SA
1.63%, 04/23/27 (Call 01/23/27)(a)	EUR	250	308,549
2.75%, 05/12/26 (Call 02/12/26)(a)	EUR	300	393,270
2.75%, 01/22/28 (Call 10/22/27)(a)	GBP	100	140,651

			842,470

Denmark — 1.4%
Danske Bank AS, 1.63%, 03/15/24(a)	EUR	200	252,044
Kreditanstalt fuer Wiederaufbau, 0.00%, 06/15/29(a)(c)	EUR	1,000	1,216,897
Orsted A/S
1.50%, 11/26/29 (Call 08/26/29)(a)	EUR	200	263,524
1.75%, 12/09/3019 (Call 09/09/27)(a)(b)	EUR	200	248,361
2.13%, 05/17/27 (Call 02/17/27)(a)	GBP	200	290,047
2.25%, 11/24/3017 (Call 08/24/24)(a)(b)	EUR	200	252,591
2.50%, 05/16/33 (Call 02/16/33)(a)	GBP	100	148,660
Orsted AS
1.50%, 02/18/3021 (Call 08/18/30)(a)(b)	EUR	200	241,362
2.50%, 02/18/3021 (Call 08/18/32)(a)(b)	GBP	100	139,840

			3,053,326

Finland — 0.7%
Citycon Treasury BV, 1.63%, 03/12/28 (Call 12/12/27)(a)	EUR	100	119,779
Nordea Bank Abp
0.30%, 06/30/22(a)	EUR	100	121,386
0.38%, 05/28/26(a)	EUR	300	368,810
0.50%, 03/19/31(a)	EUR	160	190,755
OP Corporate Bank PLC, 0.38%, 02/26/24(a)	EUR	200	245,070
SATO Oyj, 1.38%, 02/24/28 (Call 11/24/27)(a)	EUR	100	124,462
UPM-Kymmene Oyj, 0.13%, 11/19/28 (Call 08/19/28)(a)	EUR	250	295,458

			1,465,720

France — 7.8%
ALD SA, 1.25%, 10/11/22(a)	EUR	200	246,117
AXA SA, 1.38%, 10/07/41 (Call 04/07/31)(a)(b)	EUR	200	238,299
Banque Federative du Credit Mutuel SA, 0.10%, 10/08/27(a)	EUR	300	358,529
BNP Paribas SA
0.38%, 10/14/27 (Call 10/14/26)(a)(b)	EUR	200	241,027
0.50%, 06/01/22(a)	EUR	200	243,286
0.50%, 06/04/26 (Call 06/04/25)(a)(b)	EUR	300	366,922
1.00%, 04/17/24(a)	EUR	200	248,433
1.13%, 08/28/24(a)	EUR	200	249,894
BPCE SA, 0.13%, 12/04/24(a)	EUR	300	364,499
BPCE SFH SA, 0.00%, 05/27/30(a)(c)	EUR	400	479,541

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
Ceetrus SA, Series ., 2.75%, 11/26/26 (Call 08/26/26)(a)	EUR	100	$130,994
CNP Assurances, 2.00%, 07/27/50 (Call 07/27/30)(a)(b)	EUR	200	250,217
Covivio
1.13%, 09/17/31 (Call 06/17/31)(a)	EUR	200	247,918
1.88%, 05/20/26 (Call 02/20/26)(a)	EUR	200	262,443
Credit Agricole Home Loan SFH SA, 0.05%, 12/06/29(a)	EUR	400	483,249
Credit Agricole SA, 0.38%, 10/21/25(a)	EUR	300	365,199
Credit Agricole SA/London, 0.75%, 12/05/23(a)	EUR	400	494,453
Electricite de France SA
1.00%, 10/13/26 (Call 07/13/26)(a)	EUR	600	755,851
3.63%, 10/13/25 (Call 07/13/25)(d)	USD	930	1,018,954
Engie SA
0.38%, 02/28/23 (Call 11/28/22)(a)	EUR	200	243,375
0.38%, 06/21/27 (Call 03/20/27)(a)	EUR	200	244,270
0.50%, 10/24/30 (Call 07/24/30)(a)	EUR	300	361,757
0.88%, 03/27/24 (Call 12/27/23)(a)	EUR	300	371,808
1.38%, (Call 01/16/23)(a)(b)(e)	EUR	200	244,400
1.38%, 02/28/29 (Call 11/28/28)(a)	EUR	300	389,869
1.38%, 06/21/39 (Call 03/21/39)(a)	EUR	200	255,742
1.50%, (Call 05/30/28)(a)(b)(e)	EUR	300	363,448
1.50%, 03/27/28 (Call 12/27/27)(a)	EUR	200	261,326
1.75%, 03/27/28 (Call 12/27/27)(a)	EUR	300	396,997
2.13%, 03/30/32 (Call 12/30/31)(a)	EUR	200	277,984
3.25%, (Call 11/28/24)(a)(b)(e)	EUR	400	522,569
ICADE, 1.50%, 09/13/27 (Call 06/13/27)(a)	EUR	200	259,457
La Banque Postale SA, 1.38%, 04/24/29(a)	EUR	300	384,654
La Poste SA, 1.45%, 11/30/28(a)	EUR	200	262,419
Regie Autonome des Transports Parisiens
0.35%, 06/20/29(a)	EUR	200	243,993
0.88%, 05/25/27(a)	EUR	100	127,149
SNCF Reseau
0.75%, 05/25/36(a)	EUR	800	977,842
0.88%, 01/22/29(a)	EUR	300	381,768
1.00%, 11/09/31(a)	EUR	300	384,278
1.88%, 03/30/34(a)	EUR	200	280,134
2.25%, 12/20/47(a)	EUR	300	451,555
Societe Generale SA
0.13%, 10/05/21(a)	EUR	200	241,398
0.88%, 09/22/28 (Call 09/22/27)(a)(b)	EUR	300	367,272
Societe Generale SFH SA
0.00%, 02/11/30(a)(c)	EUR	300	360,786
0.13%, 07/18/29(a)	EUR	200	243,707
Unibail-Rodamco-Westfield SE, 2.50%, 02/26/24(a)	EUR	200	258,978
Vinci SA, 0.00%, 11/27/28 (Call 08/27/28)(a)(c)	EUR	200	236,686

			16,441,446

Germany — 10.6%
Bayerische Landesbank, 0.13%, 02/10/28(a)	EUR	200	237,685
Berlin Hyp AG
0.00%, 07/19/27(a)(c)	EUR	100	122,027
0.00%, 07/07/28(a)(c)	EUR	100	121,490
0.00%, 09/02/30(a)(c)	EUR	500	599,968
0.13%, 05/05/22(a)	EUR	150	181,803
0.50%, 09/26/23(a)	EUR	100	121,939
0.50%, 11/05/29(a)	EUR	100	122,766
1.13%, 10/25/27(a)	EUR	100	126,604
1.50%, 04/18/28(a)	EUR	300	385,900
Series 201, 0.13%, 10/23/23	EUR	200	244,509
Series 211, 0.63%, 10/22/25(a)	EUR	100	125,720

Security		Par (000)	Value

Germany (continued)
Commerzbank AG
0.75%, 03/24/26 (Call 03/24/25)(a)(b)	EUR	200	$244,391
1.25%, 10/23/23(a)	EUR	200	248,233
Daimler AG
0.75%, 09/10/30(a)	EUR	400	491,969
0.75%, 03/11/33(a)	EUR	340	409,063
Deutsche Bank AG, 1.38%, 06/10/26 (Call 06/10/25)(a)(b)	EUR	200	252,918
Deutsche Hypothekenbank AG
0.13%, 11/23/23(a)	EUR	300	366,705
0.25%, 12/10/24(a)	EUR	100	123,276
Deutsche Kreditbank AG
0.00%, 02/23/26(a)(c)	EUR	260	312,963
0.75%, 09/26/24(a)	EUR	200	247,147
Series 100, 0.63%, 06/08/21	EUR	200	240,986
Deutsche Wohnen SE
0.50%, 04/07/31 (Call 01/07/31)(a)	EUR	100	118,934
1.30%, 04/07/41	EUR	100	120,341
E.ON International Finance BV, 1.25%, 10/19/27 (Call 07/19/27)(a)	EUR	250	320,539
E.ON SE
0.00%, 08/28/24 (Call 05/28/24)(a)(c)	EUR	250	302,018
0.35%, 02/28/30 (Call 11/28/29)(a)	EUR	300	357,709
0.38%, 09/29/27 (Call 06/29/27)(a)	EUR	325	396,294
0.88%, 08/20/31 (Call 05/20/31)(a)	EUR	200	248,000
1.00%, 10/07/25 (Call 07/07/25)(a)	EUR	250	313,497
EnBW, 1.13%, 11/05/79 (Call 08/05/24)(a)(b)	EUR	200	242,852
EnBW Energie Baden-Wuerttemberg AG
1.63%, 08/05/79 (Call 05/05/27)(a)(b)	EUR	300	366,084
1.88%, 06/29/80 (Call 03/30/26)(a)(b)	EUR	100	124,413
EnBW International Finance BV, 1.88%, 10/31/33 (Call 07/31/33)(a)	EUR	175	243,046
Eurogrid GmbH, 1.11%, 05/15/32 (Call 02/15/32)(a)	EUR	300	377,908
Hamburger Hochbahn AG, 0.13%, 02/24/31 (Call 11/24/30)(a)	EUR	100	118,648
KfW
0.75%, 09/30/30	USD	450	413,852
1.75%, 09/14/29	USD	850	862,537
2.00%, 09/29/22	USD	698	715,960
Kreditanstalt fuer Wiederaufbau
0.00%, 05/05/27(a)(c)	EUR	1,650	2,023,095
0.00%, 09/15/28(a)(c)	EUR	2,020	2,464,965
0.05%, 05/30/24	EUR	250	306,680
0.13%, 06/03/22	SEK	3,000	355,278
0.25%, 06/30/25	EUR	400	496,307
0.50%, 09/28/26(a)	EUR	449	566,477
0.88%, 09/15/26(a)	GBP	200	280,540
1.25%, 08/28/23	NOK	2,800	340,683
1.38%, 02/02/28(a)	SEK	1,100	136,238
1.50%, 07/24/24	AUD	166	132,392
Landesbank Baden-Wuerttemberg
0.13%, 06/27/23(a)	EUR	100	122,095
1.50%, 02/03/25(a)	GBP	200	281,687
Series 806, 0.38%, 05/24/24(a)	EUR	500	611,133
Series 809, 0.38%, 07/29/26(a)	EUR	300	365,484
Landwirtschaftliche Rentenbank, 0.00%, 09/22/27(a)(c)	EUR	700	858,241
Muenchener Hypothekenbank eG, Series 1803, 0.25%, 12/13/23(a)	EUR	50	61,353
NRW Bank
0.00%, 10/15/29(c)	EUR	225	270,543
0.00%, 02/18/30(c)	EUR	130	155,957

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
0.38%, 11/17/26(a)	EUR	50	$62,276
0.50%, 09/13/27(a)	EUR	75	94,112
0.63%, 02/02/29(a)	EUR	175	221,622
0.75%, 06/30/28(a)	EUR	75	95,814
0.88%, 11/10/25(a)	EUR	125	158,772
Volkswagen International Finance NV
0.88%, 09/22/28(a)	EUR	400	496,168
1.25%, 09/23/32(a)	EUR	300	376,293
Vonovia SE, 0.63%, 03/24/31 (Call 12/24/30)(a)	EUR	200	239,315

			22,544,214

Hong Kong — 0.6%
Link Finance Cayman 2009 Ltd. (The), 2.88%, 07/21/26(a)	USD	200	209,472
MTR Corp. Ltd., 1.63%, 08/19/30(a)	USD	950	900,989
Rail Transit International Development Co. Ltd., 1.63%, 06/22/22(a)	EUR	200	241,899

			1,352,360

India — 0.1%
State Bank of India/London, 4.50%, 09/28/23(a)	USD	200	215,012

Ireland — 0.3%
Bank of Ireland Group PLC, 0.38%, 05/10/27 (Call 05/10/26)(a)(b)	EUR	240	287,436
ESB Finance DAC, 1.13%, 06/11/30 (Call 03/11/30)(a)	EUR	200	254,731

			542,167

Isle Of Man — 0.1%
NE Property BV, 3.38%, 07/14/27 (Call 04/14/27)(a)	EUR	100	132,394

Italy — 3.3%
A2A SpA, 1.00%, 07/16/29 (Call 04/16/29)(a)	EUR	100	125,400
ACEA SpA
0.00%, 09/28/25 (Call 06/28/25)(a)(c)	EUR	100	120,327
0.25%, 07/28/30 (Call 04/28/30)(a)	EUR	200	234,652
Aeroporti di Roma SpA, 1.63%, 02/02/29 (Call 11/02/28)(a)	EUR	100	122,771
Assicurazioni Generali SpA
2.12%, 10/01/30(a)	EUR	200	255,213
2.43%, 07/14/31 (Call 01/14/31)(a)	EUR	300	390,483
Credit Agricole Italia SpA, 0.13%, 03/15/33(a)	EUR	200	235,918
Enel Finance International NV
1.00%, 09/16/24(a)	EUR	501	625,811
1.13%, 09/16/26 (Call 06/16/26)(a)	EUR	450	571,108
1.50%, 07/21/25 (Call 04/21/25)(a)	EUR	300	383,877
ERG SpA
0.50%, 09/11/27 (Call 06/11/27)(a)	EUR	200	240,408
1.88%, 04/11/25 (Call 01/11/25)(a)	EUR	250	320,439
Ferrovie dello Stato Italiane SpA
0.38%, 03/25/28(a)	EUR	400	483,147
0.88%, 12/07/23(a)	EUR	300	370,696
Hera SpA
0.88%, 07/05/27 (Call 04/05/27)(a)	EUR	200	250,622
2.38%, 07/04/24(a)	EUR	100	129,619
Intesa Sanpaolo SpA
0.75%, 03/16/28(a)	EUR	400	483,624
0.88%, 06/27/22(a)	EUR	200	243,613
1.50%, 04/10/24(a)	EUR	200	251,163
Iren SpA
0.25%, 01/17/31 (Call 10/17/30)(a)	EUR	100	115,521
0.88%, 10/14/29 (Call 07/14/29)(a)	EUR	200	246,129
1.50%, 10/24/27 (Call 07/24/27)(a)	EUR	200	257,676
1.95%, 09/19/25 (Call 06/19/25)(a)	EUR	200	258,790

Security		Par (000)	Value

Italy (continued)
Mediobanca Banca di Credito Finanziario SpA, 1.00%, 09/08/27(a)	EUR	200	$247,617

			6,964,624

Japan — 0.8%
Mitsubishi UFJ Financial Group Inc.
0.68%, 01/26/23(a)	EUR	100	122,242
0.85%, 07/19/29(a)	EUR	200	247,398
0.98%, 10/09/23(a)	EUR	200	247,436
2.53%, 09/13/23(f)	USD	200	208,876
Mizuho Financial Group Inc.
0.21%, 10/07/25(a)	EUR	150	181,596
0.96%, 10/16/24(a)	EUR	200	248,613
Sumitomo Mitsui Financial Group Inc.
0.47%, 05/30/24(a)	EUR	200	244,781
0.93%, 10/11/24(a)	EUR	200	248,621

			1,749,563

Lithuania — 0.1%
AB Ignitis Grupe
1.88%, 07/10/28 (Call 04/10/28)(a)	EUR	100	132,335
2.00%, 07/14/27(a)	EUR	100	133,019

			265,354

Luxembourg — 0.5%
NORD/LB Luxembourg SA Covered Bond Bank, 0.05%, 01/28/25(a)	EUR	100	121,447
Prologis International Funding II SA
0.75%, 03/23/33 (Call 12/23/32)(a)	EUR	200	236,539
0.88%, 07/09/29 (Call 04/09/29)(a)	EUR	250	309,939
2.38%, 11/14/30 (Call 08/14/30)(a)	EUR	250	349,734

			1,017,659

Netherlands — 5.6%
ABN AMRO Bank NV
0.50%, 04/15/26(a)	EUR	200	247,321
0.63%, 05/31/22(a)	EUR	200	243,567
0.88%, 04/22/25(a)	EUR	300	375,542
Alliander NV
0.38%, 06/10/30 (Call 03/10/30)(a)	EUR	200	242,087
0.88%, 06/24/32 (Call 03/24/32)(a)	EUR	200	251,748
Cooperatieve Rabobank UA
0.13%, 10/11/21(a)	EUR	200	241,441
0.25%, 10/30/26(a)	EUR	200	243,240
CTP NV
0.63%, 11/27/23 (Call 10/27/23)(a)	EUR	200	243,601
0.75%, 02/18/27 (Call 11/18/26)(a)	EUR	150	178,642
2.13%, 10/01/25 (Call 07/01/25)(a)	EUR	260	332,140
de Volksbank NV
0.00%, 09/16/24(a)(c)	EUR	200	242,154
1.75%, 10/22/30 (Call 10/22/25)(a)(b)	EUR	300	378,984
Enexis Holding NV, 0.63%, 06/17/32 (Call 03/17/32)(a)	EUR	100	121,716
ING Groep NV
1.13%, 12/07/28 (Call 12/07/27)(a)(b)	GBP	200	268,656
1.40%, 07/01/26 (Call 07/01/25)(b)(d)	USD	680	681,482
2.50%, 11/15/30(a)	EUR	500	718,566
4.63%, 01/06/26(d)	USD	675	771,734
LeasePlan Corp. NV
0.25%, 02/23/26(a)	EUR	300	360,392
1.38%, 03/07/24(a)	EUR	200	250,465
3.50%, 04/09/25(a)	EUR	208	283,477
Nederlandse Waterschapsbank NV
0.00%, 10/02/34(a)(c)	EUR	100	115,470

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Netherlands (continued)
0.70%, 01/25/23(a)	SEK	550	$65,730
1.00%, 09/03/25(a)	EUR	500	638,953
2.38%, 03/24/26(d)	USD	400	427,252
PostNL NV, 0.63%, 09/23/26 (Call 06/23/26)	EUR	100	123,192
Royal Schiphol Group NV
1.50%, 11/05/30 (Call 08/05/30)(a)	EUR	300	396,225
2.00%, 04/06/29 (Call 01/06/29)(a)	EUR	300	406,546
TenneT Holding BV
0.13%, 11/30/32 (Call 08/30/32)(a)	EUR	150	171,285
0.50%, 11/30/40 (Call 08/30/40)(a)	EUR	200	216,638
0.75%, 06/26/25 (Call 03/26/25)(a)	EUR	100	124,631
0.88%, 06/03/30 (Call 03/03/30)(a)	EUR	200	251,158
1.00%, 06/13/26 (Call 03/13/26)(a)	EUR	200	252,935
1.25%, 10/24/33 (Call 07/24/33)(a)	EUR	150	195,481
1.38%, 06/05/28 (Call 03/05/28)(a)	EUR	150	195,064
1.38%, 06/26/29 (Call 03/26/29)(a)	EUR	200	261,788
1.50%, 06/03/39 (Call 03/03/39)(a)	EUR	300	390,215
1.75%, 06/04/27 (Call 03/04/27)(a)	EUR	200	264,966
1.88%, 06/13/36 (Call 03/13/36)(a)	EUR	100	138,769
2.00%, 06/05/34 (Call 03/05/34)(a)	EUR	250	353,303
Vesteda Finance BV, 1.50%, 05/24/27 (Call 02/24/27)(a)	EUR	200	257,661

			11,924,217

Norway — 1.7%
DNB Boligkreditt, 0.00%, 01/21/31(a)(c)	EUR	500	595,489
DNB Boligkreditt AS
0.63%, 06/19/25(a)	EUR	525	657,369
0.75%, 01/31/24(a)	SEK	2,000	240,556
SpareBank 1 Boligkreditt AS
0.00%, 09/22/27(a)(c)	EUR	500	607,883
0.50%, 01/30/25(a)	EUR	300	372,985
Sparebank 1 Oestlandet, 0.13%, 03/03/28(a)	EUR	160	190,064
Sparebanken Soer Boligkreditt AS, 0.00%, 10/26/26(a)(c)	EUR	100	121,726
Sparebanken Vest Boligkreditt AS, 0.00%, 06/28/27(a)(c)	EUR	300	364,535
SR-Boligkreditt AS, 0.00%, 10/08/26(c)	EUR	300	365,300

			3,515,907

Poland — 0.1%
Atrium Finance Issuer BV, 2.63%, 09/05/27 (Call 06/05/27)(a)	EUR	100	128,607

Portugal — 0.5%
EDP - Energias de Portugal SA, 1.63%, 04/15/27 (Call 01/15/27)(a)	EUR	300	388,648
EDP Finance BV
0.38%, 09/16/26 (Call 06/16/26)(a)	EUR	200	243,023
1.71%, 01/24/28(d)	USD	200	194,642
1.88%, 10/13/25(a)	EUR	200	260,211

			1,086,524

Qatar — 0.1%
QNB Finance Ltd., 1.63%, 09/22/25(a)	USD	200	200,628

Romania — 0.1%
Globalworth Real Estate Investments Ltd., 2.95%, 07/29/26 (Call 04/29/26)(a)	EUR	150	197,108

Russia — 0.1%
Russian Railways Via RZD Capital PLC, 2.20%, 05/23/27 (Call 02/23/27)(a)	EUR	200	251,192

Saudi Arabia — 0.3%
Saudi Electricity Global Sukuk Co. 5, 1.74%, 09/17/25(a)	USD	600	604,308

Security		Par (000)	Value

South Korea — 1.0%
Hanwha Energy USA Holdings Corp., 2.38%, 07/30/22(a)	USD	200	$204,204
Hyundai Capital Services Inc., 0.75%, 07/06/23(a)	CHF	100	111,764
Korea Electric Power Corp., 2.50%, 06/24/24(a)	USD	275	290,711
Korea Hydro & Nuclear Power Co. Ltd., 3.75%, 07/25/23(a)	USD	600	642,150
Korea Midland Power Co. Ltd., 3.38%, 01/22/22(a)	USD	200	204,126
LG Chem Ltd.
0.50%, 04/15/23(a)	EUR	200	243,353
3.25%, 10/15/24(a)	USD	400	431,628

			2,127,936

Spain — 3.9%
Banco Bilbao Vizcaya Argentaria SA
1.00%, 06/21/26(a)	EUR	300	375,560
1.38%, 05/14/25(a)	EUR	400	506,477
Banco de Sabadell SA, 1.13%, 03/11/27
(Call 03/11/26)(a)(b)	EUR	200	247,968
Banco Santander SA
0.30%, 10/04/26(a)	EUR	400	485,150
1.13%, 06/23/27(a)	EUR	300	377,330
Bankinter SA, 0.63%, 10/06/27(a)	EUR	300	362,798
CaixaBank SA
0.38%, 11/18/26 (Call 11/18/25)(a)(b)	EUR	300	360,439
0.50%, 02/09/29 (Call 02/09/28)(a)(b)	EUR	300	353,982
1.25%, 06/18/31 (Call 03/18/26)(a)(b)	EUR	300	361,905
Iberdrola Finanzas SA
0.88%, 06/16/25 (Call 03/16/25)(a)	EUR	300	374,881
1.00%, 03/07/24 (Call 12/07/23)(a)	EUR	200	248,650
1.00%, 03/07/25 (Call 12/07/24)(a)	EUR	400	501,431
1.25%, 10/28/26 (Call 07/28/26)(a)	EUR	300	384,506
1.25%, 09/13/27(a)	EUR	200	258,834
Iberdrola International BV
0.38%, 09/15/25(a)	EUR	300	368,215
1.13%, 04/21/26(a)	EUR	300	381,862
1.88%, (Call 02/22/23)(a)(b)(e)	EUR	300	371,198
2.63%, (Call 03/26/24)(a)(b)(e)	EUR	200	254,926
3.25%, (Call 11/12/24)(a)(b)(e)	EUR	300	394,000
Series NC6, 1.45%, (Call 11/09/26)(a)(b)(e)	EUR	300	365,203
Series NC9, 1.83%, (Call 08/09/29)(a)(b)(e)	EUR	300	364,628
Naturgy Finance BV, 0.88%, 05/15/25 (Call 02/15/25)(a)	EUR	300	373,682
Red Electrica Financiaciones SAU, 0.38%, 07/24/28 (Call 04/24/28)(a)	EUR	200	244,480

			8,318,105

Supranational — 0.2%
International Bank for Reconstruction & Development, 0.38%, 07/17/23	SEK	3,000	357,141

Sweden — 0.9%
SBAB Bank AB, 0.50%, 05/13/25(a)	EUR	300	370,443
Skandinaviska Enskilda Banken AB, 0.30%, 02/17/22(a)	EUR	200	242,277
Svenska Handelsbanken AB
0.00%, 12/02/27(a)(c)	EUR	200	236,539
0.38%, 07/03/23(a)	EUR	200	244,595
Swedbank AB, 0.25%, 11/07/22(a)	EUR	200	243,002
Vattenfall AB
0.05%, 10/15/25 (Call 07/15/25)(a)	EUR	200	241,499
0.13%, 02/12/29 (Call 11/12/28)(a)	EUR	150	177,703
0.50%, 06/24/26 (Call 03/24/26)(a)	EUR	200	246,025

			2,002,083

Switzerland — 0.1%
Credit Suisse AG/London, 0.45%, 05/19/25(a)	EUR	200	244,547

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Arab Emirates — 0.2%
MAF Sukuk Ltd.
3.93%, 02/28/30(a)	USD	200	$215,150
4.64%, 05/14/29(a)	USD	200	224,278

			439,428

United Kingdom — 1.9%
Aster Treasury PLC, 1.41%, 01/27/36(a)	GBP	100	130,941
Barclays PLC
0.63%, 11/14/23 (Call 11/14/22)(a)(b)	EUR	200	243,524
1.70%, 11/03/26 (Call 11/03/25)(a)(b)	GBP	100	140,289
Canary Wharf Group Investment Holdings PLC
2.63%, 04/23/25 (Call 03/23/25)(a)	GBP	100	138,351
3.38%, 04/23/28 (Call 01/23/28)(a)	GBP	100	137,886
Clarion Funding PLC, 1.88%, 01/22/35(a)	GBP	200	274,108
Global Switch Finance BV, 1.38%, 10/07/30
(Call 07/07/30)(a)	EUR	270	329,332
Greater Gabbard OFTO PLC, 4.14%, 11/29/32(a)	GBP	77	123,342
Gwynt y Mor OFTO PLC, 2.78%, 02/17/34(a)	GBP	78	113,484
HSBC Holdings PLC, 1.50%, 12/04/24 (Call 12/04/23)(a)(b)	EUR	400	500,911
Just Group PLC, 7.00%, 04/15/31 (Call 10/15/25)(a)(b)	GBP	100	160,908
National Grid Electricity Transmission PLC, 0.19%, 01/20/25 (Call 10/20/24)(a)	EUR	200	242,342
Natwest Group PLC, 2.36%, 05/22/24 (Call 05/22/23)(b)	USD	200	206,482
Northern Powergrid Northeast PLC, 1.88%, 06/16/62(a)	GBP	100	130,108
Scottish Hydro Electric Transmission PLC, 2.25%, 09/27/35 (Call 06/27/35)(a)	GBP	200	280,468
SSE PLC
0.88%, 09/06/25 (Call 06/06/25)(a)	EUR	250	311,661
1.38%, 09/04/27 (Call 06/04/27)(a)	EUR	200	257,038
Tritax Big Box REIT PLC, 1.50%, 11/27/33 (Call 08/27/33)(a)	GBP	100	131,415
United Utilities Water Finance PLC, 0.88%, 10/28/29 (Call 07/28/29)(a)	GBP	100	131,516
Workspace Group PLC, 2.25%, 03/11/28 (Call 12/11/27)(a)	GBP	100	136,418

			4,120,524

United States — 9.9%
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)(d)	USD	425	418,274
2.45%, 01/15/31 (Call 10/15/30)(d)	USD	225	217,220
Alexandria Real Estate Equities Inc., 3.80%, 04/15/26 (Call 02/15/26)	USD	245	271,926
Apple Inc.
2.85%, 02/23/23 (Call 12/23/22)	USD	290	302,560
3.00%, 06/20/27 (Call 03/20/27)	USD	1,035	1,135,478
Arizona Public Service Co., 2.65%, 09/15/50
(Call 03/15/50)	USD	155	140,915
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	USD	100	107,588
3.20%, 04/15/25 (Call 03/15/25)	USD	270	291,219
3.80%, 06/01/29 (Call 03/01/29)(f)	USD	445	495,111
Bank of America Corp.
2.46%, 10/22/25 (Call 10/22/24)(b)	USD	650	682,467
3.50%, 05/17/22 (Call 05/17/21)(b)	USD	475	475,542
Boston Properties LP
2.55%, 04/01/32 (Call 01/01/32)	USD	75	72,554
3.40%, 06/21/29 (Call 03/21/29)	USD	385	411,634
4.50%, 12/01/28 (Call 09/01/28)	USD	370	425,215
Citigroup Inc.
0.50%, 01/29/22 (Call 12/29/21)(a)	EUR	400	484,630
1.68%, 05/15/24 (Call 05/15/23)(b)	USD	300	306,801

Security		Par (000)	Value

United States (continued)
Consolidated Edison Co. of New York Inc.
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	USD	150	$162,285
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	USD	325	359,915
Digital Dutch Finco BV
0.63%, 07/15/25 (Call 06/15/25)(a)	EUR	200	245,970
1.00%, 01/15/32 (Call 10/15/31)(a)	EUR	300	358,727
1.50%, 03/15/30 (Call 12/15/29)(a)	EUR	200	254,539
Digital Euro Finco LLC, 2.50%, 01/16/26 (Call 10/16/25)(a)	EUR	400	531,583
Digital Intrepid Holding BV, 0.63%, 07/15/31
(Call 04/15/31)(a)	EUR	300	348,240
DTE Electric Co.
3.95%, 03/01/49 (Call 09/01/48)	USD	195	224,886
Series A, 4.05%, 05/15/48 (Call 11/15/47)	USD	185	214,247
Duke Energy Carolinas LLC
3.35%, 05/15/22	USD	68	70,140
3.95%, 11/15/28 (Call 08/15/28)	USD	335	380,707
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	USD	190	196,091
Duke Energy Progress LLC, 3.45%, 03/15/29
(Call 12/15/28)	USD	260	285,082
Duke Realty LP, 2.88%, 11/15/29 (Call 08/15/29)	USD	250	259,005
ERP Operating LP, 4.15%, 12/01/28 (Call 09/01/28)	USD	335	379,012
Evergy Kansas Central Inc., 2.55%, 07/01/26
(Call 04/01/26)	USD	50	52,627
Georgia Power Co., 3.25%, 04/01/26 (Call 01/01/26)	USD	25	27,035
Interstate Power & Light Co.
3.50%, 09/30/49 (Call 03/30/49)	USD	105	108,993
3.60%, 04/01/29 (Call 01/01/29)	USD	125	137,684
4.10%, 09/26/28 (Call 06/26/28)	USD	110	124,675
JPMorgan Chase & Co., 0.65%, 09/16/24
(Call 09/16/23)(b)(f)	USD	800	801,208
Kaiser Foundation Hospitals, 3.15%, 05/01/27
(Call 02/01/27)	USD	205	225,082
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	USD	75	71,987
4.75%, 12/15/28 (Call 09/15/28)(f)	USD	375	429,776
Kimco Realty Corp., 2.70%, 10/01/30 (Call 07/01/30)	USD	50	50,568
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(d)(f)	USD	390	370,208
Massachusetts Institute of Technology, 3.96%, 07/01/38	USD	75	89,613
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)(f)	USD	100	109,253
3.15%, 04/15/50 (Call 10/15/49)	USD	125	128,530
3.65%, 04/15/29 (Call 01/15/29)	USD	165	184,765
3.65%, 08/01/48 (Call 02/01/48)	USD	490	540,249
3.95%, 08/01/47 (Call 02/01/47)	USD	230	263,138
4.25%, 07/15/49 (Call 01/15/49)	USD	380	458,117
Niagara Mohawk Power Corp., 1.96%, 06/27/30 (Call 03/27/30)(d)	USD	50	48,398
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	USD	265	244,351
2.90%, 03/01/50 (Call 09/01/49)	USD	160	157,301
NSTAR Electric Co.
3.25%, 05/15/29 (Call 02/15/29)(f)	USD	125	135,775
3.95%, 04/01/30 (Call 01/01/30)	USD	250	284,270
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	USD	170	168,127
Prologis Euro Finance LLC, 0.38%, 02/06/28
(Call 11/06/27)	EUR	200	242,657
Prologis LP, 1.25%, 10/15/30 (Call 07/15/30)(f)	USD	205	188,737
Prudential Financial Inc., 1.50%, 03/10/26 (Call 02/10/26)	USD	50	50,807

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Public Service Co. of Colorado
3.70%, 06/15/28 (Call 12/15/27)	USD	190	$211,628
4.10%, 06/15/48 (Call 12/15/47)	USD	235	274,576
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	USD	270	276,626
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	USD	175	163,114
Southern Power Co.
1.85%, 06/20/26	EUR	200	261,593
4.15%, 12/01/25 (Call 09/01/25)	USD	665	745,857
Series 2016, 1.00%, 06/20/22	EUR	200	244,229
Southwestern Public Service Co.
3.75%, 06/15/49 (Call 12/15/48)	USD	50	55,351
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	USD	50	50,316
Toyota Motor Credit Corp.
0.00%, 07/21/21(a)(c)	EUR	250	301,230
2.15%, 02/13/30(f)	USD	120	121,003
Tucson Electric Power Co., 1.50%, 08/01/30 (Call 05/01/30)(f)	USD	295	276,223
Union Electric Co., 2.63%, 03/15/51 (Call 09/15/50)	USD	275	252,937
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)	USD	280	260,714
3.88%, 02/08/29 (Call 11/08/28)	USD	765	861,023
Welltower Inc., 2.70%, 02/15/27 (Call 12/15/26)	USD	220	233,202
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	USD	150	150,912
2.25%, 01/30/31 (Call 10/30/30)(f)	USD	100	98,150

			21,042,178

Total Corporate Bonds & Notes — 58.0% (Cost: $119,469,733)			123,040,756

Foreign Government Obligations

Australia — 0.9%
New South Wales Treasury Corp.
1.25%, 11/20/30	AUD	620	456,539
3.00%, 11/15/28(a)	AUD	400	344,683
Queensland Treasury Corp.
1.25%, 03/10/31(d)	AUD	680	496,177
2.50%, 03/06/29(a)	AUD	475	393,397
3.00%, 03/22/24(d)	AUD	125	103,945

			1,794,741

Belgium — 2.0%
Kingdom of Belgium Government Bond, Series 86 1.25%, 04/22/33(a)	EUR	3,075	4,159,064

Canada — 2.4%
City of Ottawa Ontario, 2.50%, 05/11/51	CAD	200	145,194
City of Toronto Canada
2.60%, 09/24/39	CAD	50	39,290
3.20%, 08/01/48	CAD	100	83,783
CPPIB Capital Inc.
0.25%, 04/06/27(a)	EUR	500	616,093
0.88%, 02/06/29(a)	EUR	250	320,632
3.00%, 06/15/28(a)	CAD	250	221,637
Export Development Canada
1.65%, 07/31/24	CAD	100	83,807
1.80%, 09/01/22	CAD	150	124,415
Ontario Teachers’ Finance Trust, 0.05%, 11/25/30(a)	EUR	250	293,547
Province of Ontario Canada
1.85%, 02/01/27	CAD	1,075	895,041

Security		Par (000)	Value

Canada (continued)
1.95%, 01/27/23	CAD	350	$292,154
2.65%, 02/05/25	CAD	1,120	968,879
Province of Quebec Canada
1.65%, 03/03/22	CAD	75	61,697
2.25%, 02/22/24	CAD	270	229,592
2.45%, 03/01/23	CAD	675	569,783
2.60%, 07/06/25	CAD	50	43,345
South Coast British Columbia Transportation Authority
2.65%, 10/29/50	CAD	50	37,395
3.25%, 11/23/28	CAD	50	44,730

			5,071,014

Chile — 1.3%
Chile Government International Bond
0.83%, 07/02/31 (Call 04/02/31)	EUR	600	736,018
1.25%, 01/29/40 (Call 10/31/39)	EUR	400	472,650
2.55%, 01/27/32 (Call 10/27/31)	USD	660	674,936
3.50%, 01/25/50 (Call 07/25/49)	USD	805	832,281

			2,715,885

China — 0.3%
China Development Bank
0.38%, 11/16/21(a)	EUR	200	241,186
3.10%, 11/21/22	CNY	3,000	465,518

			706,704

Denmark — 0.4%
Kommunekredit
0.13%, 09/26/40(a)	EUR	200	218,046
0.63%, 11/21/39(a)	EUR	200	241,728
0.75%, 05/18/27(a)	EUR	130	165,622
0.75%, 07/05/28(a)	EUR	250	319,284

			944,680

Finland — 0.4%
Kuntarahoitus OYJ
0.00%, 10/14/30(a)(c)	EUR	220	264,097
0.05%, 09/06/29(a)	EUR	200	242,896
0.75%, 09/07/27(a)	EUR	250	319,434

			826,427

France — 12.1%
Agence Francaise de Developpement EPIC
0.00%, 03/25/25(a)(c)	EUR	600	731,648
0.50%, 10/31/25(a)	EUR	100	124,578
1.38%, 09/17/24(a)	EUR	200	254,994
Caisse des Depots et Consignations
0.00%, 09/15/25(a)(c)	EUR	200	244,713
0.20%, 03/01/22(a)	EUR	100	121,041
Caisse Francaise de Financement Local, 0.10%, 11/13/29(a)	EUR	300	363,834
French Republic Government Bond OAT
0.50%, 06/25/44(d)	EUR	2,230	2,559,296
1.75%, 06/25/39(d)	EUR	9,090	13,243,974
Region of Ile de France
0.10%, 07/02/30(a)	EUR	300	357,695
0.50%, 06/14/25(a)	EUR	500	621,775
0.63%, 04/23/27(a)	EUR	200	251,235
1.38%, 03/14/29(a)	EUR	100	132,334
1.38%, 06/20/33(a)	EUR	100	133,463
2.38%, 04/24/26(a)	EUR	100	135,967
Societe Du Grand Paris EPIC
0.00%, 11/25/30(a)(c)	EUR	1,000	1,173,584
0.70%, 10/15/60(a)	EUR	1,000	1,020,509

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
1.00%, 02/18/70(a)	EUR	1,000	$1,093,760
1.13%, 10/22/28(a)	EUR	500	652,134
1.13%, 05/25/34(a)	EUR	500	649,582
1.70%, 05/25/50(a)	EUR	900	1,255,553
Societe Nationale SNCF SA, 0.63%, 04/17/30(a)	EUR	500	621,763

			25,743,432

Germany — 2.1%
Bundesobligation, Series G 0.00%, 10/10/25(a)(c)	EUR	1,595	1,975,953
Bundesrepublik Deutschland Bundesanleihe, Series G 0.00%, 08/15/30(a)(c)	EUR	2,075	2,568,250

			4,544,203

Hong Kong — 0.3%
Hong Kong Government International Bond
1.38%, 02/02/31(d)	USD	200	191,524
2.50%, 05/28/24(d)	USD	200	211,980
Hong Kong SR, 0.63%, 02/02/26(d)	USD	200	196,732

			600,236

Hungary — 0.3%
Hungary Government International Bond, 1.75%, 06/05/35(a)	EUR	500	638,875

Indonesia — 0.6%
Perusahaan Penerbit SBSN Indonesia III
3.75%, 03/01/23(a)	USD	955	1,006,503
3.90%, 08/20/24(a)	USD	280	304,892

			1,311,395

Ireland — 1.2%
Ireland Government Bond, 1.35%, 03/18/31(a)	EUR	1,940	2,623,766

Italy — 1.4%
Italy Buoni Poliennali Del Tesoro, 1.50%, 04/30/45(d)	EUR	2,520	2,911,898

Netherlands — 2.0%
Netherlands Government Bond, 0.50%, 01/15/40(d)	EUR	3,427	4,314,201

Norway — 0.1%
Kommunalbanken AS
2.13%, 02/11/25(d)	USD	200	210,812
2.70%, 09/05/23	AUD	100	81,391

			292,203

Poland — 0.8%
Republic of Poland Government International Bond
0.50%, 12/20/21(a)	EUR	200	241,947
1.00%, 03/07/29(a)	EUR	475	614,707
1.13%, 08/07/26(a)	EUR	400	513,363
2.00%, 03/08/49(a)	EUR	150	226,762

			1,596,779

South Korea — 0.4%
Export-Import Bank of Korea, 0.83%, 04/27/25(a)	EUR	270	337,286
Korea Development Bank (The)
0.00%, 07/10/24(a)(c)	EUR	100	120,924
0.40%, 06/19/24	USD	250	248,885
Korea International Bond, 2.00%, 06/19/24	USD	200	208,898

			915,993

Spain — 0.8%
Adif Alta Velocidad
0.55%, 04/30/30(a)	EUR	200	242,404
0.80%, 07/05/23(a)	EUR	200	246,784
0.95%, 04/30/27(a)	EUR	200	252,991
1.25%, 05/04/26(a)	EUR	100	128,235

Security		Par (000)	Value

Spain (continued)
Autonomous Community of Madrid Spain, 0.83%, 07/30/27(a)	EUR	280	$351,790
Instituto de Credito Oficial
0.00%, 04/30/26(a)(c)	EUR	200	242,751
0.20%, 01/31/24(a)	EUR	100	122,388

			1,587,343

Supranational — 9.7%
African Development Bank, 3.00%, 12/06/21	USD	150	152,524
Asian Development Bank
0.00%, 10/24/29(a)(c)	EUR	200	240,237
0.35%, 07/16/25	EUR	225	279,281
0.37%, 06/26/23	SEK	2,000	238,209
0.63%, 09/15/26	GBP	50	69,109
1.88%, 08/10/22	USD	275	280,932
2.13%, 03/19/25	USD	448	473,433
2.38%, 08/10/27	USD	225	240,030
2.45%, 01/17/24	AUD	300	244,555
3.13%, 09/26/28	USD	310	346,329
EUROFIMA
0.00%, 07/28/26(a)(c)	EUR	100	121,822
0.10%, 05/20/30(a)	EUR	150	179,691
0.15%, 10/10/34(a)	EUR	500	578,293
0.25%, 02/09/24(a)	EUR	100	122,541
European Bank for Reconstruction & Development
0.00%, 01/10/24(c)	EUR	500	609,863
1.50%, 02/13/25	USD	175	180,715
1.88%, 07/15/21	USD	275	275,949
European Investment Bank
0.00%, 11/15/35(a)(c)	EUR	1,000	1,154,697
0.38%, 05/15/26(a)	EUR	550	688,871
0.38%, 09/17/30(a)	SEK	940	105,937
0.50%, 07/19/22(a)	SEK	400	47,605
0.50%, 11/15/23(a)	EUR	750	929,276
0.50%, 11/13/37	EUR	250	308,729
0.75%, 11/15/24(a)	GBP	395	553,526
0.75%, 07/15/27	AUD	400	298,889
0.75%, 09/23/30	USD	600	552,420
0.88%, 01/30/25(a)	SEK	1,000	121,076
1.00%, 11/14/42(a)	EUR	780	1,046,785
1.13%, 09/16/21(a)	CAD	200	163,117
1.13%, 11/15/32	EUR	250	335,809
1.25%, 11/13/26(a)	EUR	475	624,788
1.50%, 03/02/27	SEK	1,400	175,096
1.50%, 11/15/47	EUR	541	799,885
1.63%, 02/04/25(a)	CHF	100	118,834
1.63%, 10/09/29	USD	420	422,457
1.70%, 11/15/24	AUD	100	80,343
1.90%, 01/22/25(a)	CAD	100	84,265
2.13%, 04/13/26	USD	425	450,020
2.38%, 01/18/23(a)	CAD	50	42,028
2.38%, 05/24/27	USD	549	589,121
2.50%, 10/15/24(f)	USD	475	507,148
2.70%, 01/12/23(a)	AUD	150	120,704
2.88%, 06/13/25(d)	USD	200	217,598
3.30%, 02/03/28	AUD	500	433,646
IDB Trust Services Ltd., 0.04%, 12/04/24(a)	EUR	250	301,645
International Bank for Reconstruction & Development
0.63%, 11/22/27	EUR	400	507,214
2.13%, 03/03/25	USD	150	158,503
2.90%, 11/26/25	AUD	100	84,494

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Supranational (continued)
3.13%, 11/20/25	USD	655	$722,229
International Finance Corp.
1.25%, 12/15/23	GBP	100	142,029
1.38%, 09/13/24	CAD	150	124,480
2.00%, 10/24/22	USD	475	487,659
2.13%, 04/07/26	USD	1,075	1,137,995
Nordic Investment Bank
0.00%, 04/30/27(a)(c)	EUR	100	122,443
0.13%, 06/10/24(a)	EUR	250	307,011
0.50%, 11/03/25(a)	EUR	640	802,489

			20,504,374

Sweden — 0.9%
Kommuninvest I Sverige AB
0.25%, 11/26/27(a)	SEK	2,000	231,313
0.38%, 03/27/24(a)	SEK	2,000	238,396
0.63%, 06/01/23(a)	SEK	2,000	239,503
1.88%, 06/01/21(d)(f)	USD	200	200,264
Sweden Government International Bond, 0.13%, 09/09/30(a)	SEK	9,200	1,064,821

			1,974,297

United Kingdom — 0.1%
Transport for London, 2.13%, 04/24/25(a)	GBP	100	145,804

Total Foreign Government Obligations — 40.5% (Cost: $84,066,424)			85,923,314

Municipal Debt Obligations

United States — 0.1%
District of Columbia Water & Sewer Authority RB, Series A, 4.81%, 10/01/2114(f)	$	75	103,676

Total Municipal Debt Obligations — 0.1% (Cost: $88,585)			103,676

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(g)(h)(i)	2,421	$2,422,257
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	2,971	2,971,000

		5,393,257

Total Short-Term Investments — 2.6% (Cost: $5,393,052)		5,393,257

Total Investments in Securities — 101.2% (Cost: $209,017,794)		214,461,003

Other Assets, Less Liabilities — (1.2)%		(2,458,134)

Net Assets — 100.0%		$212,002,869

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Perpetual security with no stated maturity date.
(f)	All or a portion of this security is on loan.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$478,527	$1,943,992	(a)	$—	$(39)	$(223)	$2,422,257	2,421	$2,561	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	2,081,000	890,000	(a)	—	—	—	2,971,000	2,971	1,670		—

					$(39)	$(223)	$5,393,257		$4,231		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	124,611	GBP	90,000	GS	05/04/21	$2

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Global Green Bond ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	3,763,934	AUD	4,848,000	MS	06/02/21	$28,779
USD	6,568,499	CAD	8,061,000	BOA	06/02/21	9,948
USD	241,782	CHF	220,000	MS	06/02/21	704
USD	493,797	CNY	3,200,000	SSB	06/02/21	689
USD	76,004,306	EUR	62,875,000	BNP	06/02/21	369,948
USD	75,995,877	EUR	62,872,500	JPM	06/02/21	364,527
USD	4,572,102	GBP	3,295,000	UBS	06/02/21	21,292
USD	141,679	HKD	1,100,000	UBS	06/02/21	55
USD	354,382	NOK	2,915,000	JPM	06/02/21	4,174
USD	3,731,170	SEK	31,375,000	TDB	06/02/21	24,052

						824,170

AUD	4,848,000	USD	3,763,454	MS	05/04/21	(28,796)
CAD	8,061,000	USD	6,568,188	BOA	05/04/21	(9,989)
CHF	220,000	USD	241,602	MS	05/04/21	(704)
EUR	62,875,000	USD	75,961,174	BNP	05/04/21	(369,727)
EUR	62,872,500	USD	75,953,124	JPM	05/04/21	(364,683)
GBP	3,295,000	USD	4,571,845	UBS	05/04/21	(21,287)
HKD	1,100,000	USD	141,667	UBS	05/04/21	(56)
NOK	2,915,000	USD	354,368	JPM	05/04/21	(4,176)
SEK	31,375,000	USD	3,730,234	TDB	05/04/21	(24,037)
USD	3,487,741	AUD	4,583,000	BNP	05/04/21	(52,398)
USD	201,866	AUD	265,000	CITI	05/04/21	(2,833)
USD	6,405,595	CAD	8,061,000	BOA	05/04/21	(146,998)
USD	233,668	CHF	220,000	GS	05/04/21	(7,547)
USD	67,281,476	EUR	57,335,000	BNP	05/04/21	(1,738,378)
USD	5,097,843	EUR	4,335,000	CITI	05/04/21	(120,629)
USD	67,266,922	EUR	57,337,500	GS	05/04/21	(1,755,942)
USD	8,104,365	EUR	6,740,000	GS	05/04/21	(9,245)
USD	4,111,175	GBP	2,985,000	BOA	05/04/21	(21,708)
USD	303,561	GBP	220,000	CITI	05/04/21	(1,040)
USD	141,491	HKD	1,100,000	UBS	05/04/21	(137)
USD	342,233	NOK	2,915,000	CITI	05/04/21	(8,625)
USD	3,601,571	SEK	31,375,000	GS	05/04/21	(108,922)
CNY	3,200,000	USD	494,705	SSB	05/07/21	(440)
USD	486,212	CNY	3,200,000	SSB	05/07/21	(8,264)
EUR	2,080,000	USD	2,505,323	MS	06/02/21	(3,224)

						(4,809,785)

	Net unrealized depreciation					$(3,985,615)

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$824,170

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Global Green Bond ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

Foreign Currency Exchange Contracts

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$4,809,785

For the six months ended April 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$1,191	$1,191
Forward foreign currency exchange contracts	1,222,559	—	1,222,559

	$1,222,559	$1,191	$1,223,750

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$(4,577,834)	$—	$(4,577,834)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$143,627,690
Average amounts sold — in USD	$284,015,052

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$824,170	$4,809,785

Total derivative assets and liabilities in the Statement of Assets and Liabilities	824,170	4,809,785
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	824,170	4,809,785

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Net Amount of Derivative Assets	(b)

Bank of America N.A.	$9,948	$(9,948)	$—
BNP Paribas SA	369,948	(369,948)	—
Goldman Sachs & Co.	2	(2)	—
JPMorgan Chase Bank N.A.	368,701	(368,701)	—
Morgan Stanley & Co. International PLC	29,483	(29,483)	—
State Street Bank & Trust Company	689	(689)	—
Toronto Dominion Bank	24,052	(24,037)	15
UBS AG	21,347	(21,347)	—

	$824,170	$(824,155)	$15

S C H E D U L E OF I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Global Green Bond ETF

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Net Amount of Derivative Liabilities	(c)

Bank of America N.A.	$ 178,695	$ (9,948)	$ 168,747
BNP Paribas SA	2,160,503	(369,948)	1,790,555
Citibank N.A.	133,127	—	133,127
Goldman Sachs & Co.	1,881,656	(2)	1,881,654
JPMorgan Chase Bank N.A.	368,859	(368,701)	158
Morgan Stanley & Co. International PLC	32,724	(29,483)	3,241
State Street Bank & Trust Company	8,704	(689)	8,015
Toronto Dominion Bank	24,037	(24,037)	—
UBS AG	21,480	(21,347)	133

	$4,809,785	$ (824,155)	$3,985,630

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$123,040,756	$—	$123,040,756
Foreign Government Obligations	—	85,923,314	—	85,923,314
Municipal Debt Obligations	—	103,676	—	103,676
Money Market Funds	5,393,257	—	—	5,393,257

	$5,393,257	$209,067,746	$—	$214,461,003

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$824,170	$—	$824,170
Liabilities
Forward Foreign Currency Exchange Contracts	—	(4,809,785)	—	(4,809,785)

	$—	$(3,985,615)	$—	$(3,985,615)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

April 30, 2021

	iShares 0-5 Year Investment Grade Corporate Bond ETF	iShares Global Green Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$2,372,466,615	$209,067,746
Affiliated(c)	141,686,576	5,393,257
Cash	704,916	3,339
Foreign currency, at value(d)	—	897,296
Receivables:
Investments sold	40,521,613	7,427,175
Securities lending income — Affiliated	16,167	361
Capital shares sold	151,163	11,242
Dividends	401	37
Interest	17,859,177	1,021,330
Unrealized appreciation on:
Forward foreign currency exchange contracts	—	824,170

Total assets	2,573,406,628	224,645,953

LIABILITIES
Collateral on securities loaned, at value	116,037,274	2,422,575
Payables:
Investments purchased	54,373,400	5,377,086
Variation margin on futures contracts	—	26
Investment advisory fees	117,320	33,612
Unrealized depreciation on:
Forward foreign currency exchange contracts	—	4,809,785

Total liabilities	170,527,994	12,643,084

NET ASSETS	$2,402,878,634	$212,002,869

NET ASSETS CONSIST OF:
Paid-in capital	$2,356,774,310	$212,104,358
Accumulated earnings (loss)	46,104,324	(101,489)

NET ASSETS	$2,402,878,634	$212,002,869

Shares outstanding	46,350,000	3,900,000

Net asset value	$51.84	$54.36

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$112,732,537	$2,362,698
(b) Investments, at cost — Unaffiliated	$2,335,778,763	$203,624,742
(c) Investments, at cost — Affiliated	$141,653,585	$5,393,052
(d) Foreign currency, at cost	$—	$892,757

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statements of Operations (unaudited)

Six Months Ended April 30, 2021

	iShares 0-5 Year Investment Grade Corporate Bond ETF	iShares Global Green Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$6,132	$1,670
Interest — Unaffiliated	19,672,096	644,839
Securities lending income — Affiliated — net	86,629	2,561
Other income — Unaffiliated	—	336
Foreign taxes withheld	—	(127)

Total investment income	19,764,857	649,279

EXPENSES
Investment advisory fees	659,446	216,951
Miscellaneous	173	—

Total expenses	659,619	216,951

Less:
Investment advisory fees waived	—	(43,390)

Total expenses after fees waived	659,619	173,561

Net investment income	19,105,238	475,718

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	3,555,080	(24,725)
Investments — Affiliated	(4,400)	(39)
In-kind redemptions — Unaffiliated	3,916,790	—
Futures contracts	—	1,191
Forward foreign currency exchange contracts	—	1,222,559
Foreign currency transactions	—	1,699

Net realized gain	7,467,470	1,200,685

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(13,471,904)	(1,379,934)
Investments — Affiliated	(12,084)	(223)
Forward foreign currency exchange contracts	—	(4,577,834)
Foreign currency translations	—	9,855

Net change in unrealized appreciation (depreciation)	(13,483,988)	(5,948,136)

Net realized and unrealized loss	(6,016,518)	(4,747,451)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,088,720	$(4,271,733)

See notes to financial statements.

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares 0-5 Year Investment Grade Corporate Bond ETF		iShares Global Green Bond ETF

	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$19,105,238	$49,717,366	$475,718	$662,626
Net realized gain (loss)	7,467,470	21,356,548	1,200,685	(2,954,988)
Net change in unrealized appreciation (depreciation)	(13,483,988)	12,171,222	(5,948,136)	6,348,653

Net increase (decrease) in net assets resulting from operations	13,088,720	83,245,136	(4,271,733)	4,056,291

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(20,761,494)	(51,586,993)	(384,864)	(1,921,609)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	348,413,303	96,194,734	83,188,231	98,335,825

NET ASSETS
Total increase in net assets	340,740,529	127,852,877	78,531,634	100,470,507
Beginning of period	2,062,138,105	1,934,285,228	133,471,235	33,000,728

End of period	$2,402,878,634	$2,062,138,105	$212,002,869	$133,471,235

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Financial Highlights (For a share outstanding throughout each period)

	iShares 0-5 Year Investment Grade Corporate Bond ETF

	Six Months Ended 04/30/21 (unaudited)		Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of period	$52.01		$51.17	$49.43	$50.49	$50.63	$50.30

Net investment income(a)	0.45		1.27	1.48	1.27	1.02	0.92
Net realized and unrealized gain (loss)(b)	(0.12)		0.90	1.71	(1.18)	(0.18)	0.30

Net increase from investment operations	0.33		2.17	3.19	0.09	0.84	1.22

Distributions(c)
From net investment income	(0.49)		(1.32)	(1.45)	(1.15)	(0.98)	(0.89)
From net realized gain	(0.01)		(0.01)	—	—	—	—

Total distributions	(0.50)		(1.33)	(1.45)	(1.15)	(0.98)	(0.89)

Net asset value, end of period	$51.84		$52.01	$51.17	$49.43	$50.49	$50.63

Total Return
Based on net asset value	0.63	%(d)	4.31%	6.55%	0.18%	1.68%	2.43%

Ratios to Average Net Assets
Total expenses	0.06	%(e)	0.06%	0.06%	0.06%	0.07%	0.12%

Net investment income	1.74	%(e)	2.48%	2.95%	2.56%	2.02%	1.83%

Supplemental Data
Net assets, end of period (000)	$2,402,879		$2,062,138	$1,934,285	$1,418,761	$610,937	$200,004

Portfolio turnover rate(f)	13	%(d)	29%	20%	15%	20%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued) (For a share outstanding throughout each period)

	iShares Global Green Bond ETF
	Six Months Ended 04/30/21 (unaudited)		Year Ended 10/31/20		Period From 11/13/18 to 10/31/19	(a)

Net asset value, beginning of period	$55.61		$55.00		$50.00

Net investment income(b)	0.15		0.49		0.77
Net realized and unrealized gain (loss)(c)		(1.24)	2.10		5.19

Net increase (decrease) from investment operations		(1.09)	2.59		5.96

Distributions(d)
From net investment income		(0.16)	(1.64)		(0.96)
From net realized gain	—		(0.34)		—

Total distributions		(0.16)	(1.98)		(0.96)

Net asset value, end of period	$54.36		$55.61		$55.00

Total Return
Based on net asset value	(1.98	)%(e)	4.89	%(f)	11.99	%(e)

Ratios to Average Net Assets
Total expenses	0.25	%(g)	0.25%		0.25	%(g)

Total expenses after fees waived	0.20	%(g)	0.20%		0.20	%(g)

Net investment income	0.55	%(g)	0.90%		1.51	%(g)

Supplemental Data
Net assets, end of period (000)	$212,003		$133,471		$33,001

Portfolio turnover rate(h)	12	%(e)	16%		21	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

0-5 Year Investment Grade Corporate Bond	Diversified
Global Green Bond	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2021, if any, are disclosed in the statement of assets and liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount

0-5 Year Investment Grade Corporate Bond
Barclays Bank PLC	$7,737,321	$7,737,321	$—	$—
BNP Paribas Prime Brokerage International Ltd.	1,731,335	1,731,335	—	—
BofA Securities, Inc.	18,140,124	18,140,124	—	—
Citigroup Global Markets Inc.	2,735,065	2,735,065	—	—
Credit Suisse Securities (USA) LLC	7,195,517	7,195,517	—	—
Deutsche Bank Securities Inc.	53,123	53,123	—	—
Goldman Sachs & Co.	9,596,534	9,596,534	—	—
HSBC Securities (USA) Inc.	2,482,087	2,482,087	—	—
JPMorgan Securities LLC	43,668,233	43,668,233	—	—
Morgan Stanley & Co. LLC	15,194,228	15,194,228	—	—
Pershing LLC	61,695	61,695	—	—
Scotia Capital (USA) Inc.	1,400,304	1,400,304	—	—
TD Prime Services LLC	22,557	22,557	—	—
UBS AG	902,213	902,213	—	—
Wells Fargo Securities LLC	1,812,201	1,812,201	—	—

	$112,732,537	$112,732,537	$—	$—

Global Green Bond
Barclays Capital Inc.	$264,785	$264,785	$—	$—
BofA Securities, Inc.	328,269	328,269	—	—
Citigroup Global Markets Inc.	237,025	237,025	—	—
Credit Suisse Securities (USA) LLC	318,480	318,480	—	—
JPMorgan Securities LLC	920,240	920,240	—	—
Morgan Stanley & Co. LLC	293,899	293,899	—	—

	$2,362,698	$2,362,698	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the statement of assets and liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the statement of assets and liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements (unaudited) (continued)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

0-5 Year Investment Grade Corporate Bond	0.06%
Global Green Bond	0.25

Expense Waivers: The total of the investment advisory fee and any fund other expenses are a fund’s total annual operating expenses. For the iShares Global Green Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee through March 1, 2022 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.20% of average daily net assets.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

Global Green Bond	$ 43,390

Sub-Adviser: BFA has entered into separate sub-advisory agreements with BlackRock International Limited and BlackRock (Singapore) Limited (together the “Sub-Advisers”), both affiliates of BFA, under which BFA pays each of the Sub-Advisers for services it provides to the iShares Global Green Bond ETF.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended April 30, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

0-5 Year Investment Grade Corporate Bond	$ 35,134
Global Green Bond	998

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

0-5 Year Investment Grade Corporate Bond	$6,632,662	$2,414,654	$ 80,699

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended April 30, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

0-5 Year Investment Grade Corporate Bond	$ 318,983,217	$ 271,779,534
Global Green Bond	31,414,641	20,673,695

For the six months ended April 30, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

0-5 Year Investment Grade Corporate Bond	$ 492,763,465	$ 147,992,460
Global Green Bond	69,921,089	—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

0-5 Year Investment Grade Corporate Bond	$ 2,479,054,936	$ 38,324,921	$ (3,226,666)	$ 35,098,255
Global Green Bond	211,523,769	7,722,375	(8,770,756)	(1,048,381)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements (unaudited) (continued)

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/21		Year Ended 10/31/20

iShares ETF	Shares	Amount	Shares	Amount

0-5 Year Investment Grade Corporate Bond
Shares sold	9,650,000	$501,380,990	16,200,000	$834,217,666
Shares redeemed	(2,950,000)	(152,967,687)	(14,350,000)	(738,022,932)

Net increase	6,700,000	$348,413,303	1,850,000	$96,194,734

Global Green Bond
Shares sold	1,500,000	$83,188,231	1,800,000	$98,335,825

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares 0-5 Year Investment Grade Corporate Bond ETF and iShares Global Green Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
0-5 Year Investment Grade Corporate Bond(a)	$0.487055	$0.007673	$0.001510	$0.496238	98%	2%	0	%(b)	100%
Global Green Bond(a)	0.083773	—	0.076587	0.160360	52	—	48		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

S U P P L E M E N T A L I N F O R M A T I O N	55

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate

RB	Revenue Bond

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

Counterparty Abbreviations

BNP	BNP Paribas SA

BOA	Bank of America N.A.

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

NOK	Norwegian Krone

SEK	Swedish Krona

USD	United States Dollar

Counterparty Abbreviations (continued)

CITI	Citibank N.A.

GS	Goldman Sachs & Co.

JPM	JPMorgan Chase Bank N.A.

MS	Morgan Stanley & Co. International PLC

SSB	State Street Bank and Trust Co.

TDB	Toronto Dominion Bank

UBS	UBS AG

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	57

Want to know more?

iShares.com     |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1021-0421

APRIL 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares CMBS ETF | CMBS | NYSE Arca

•	iShares GNMA Bond ETF | GNMA | NASDAQ

•	iShares Treasury Floating Rate Bond ETF | TFLO | NYSE Arca

•	iShares U.S. Treasury Bond ETF | GOVT | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2021 reflected a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the response to the virus’s spread was well underway, and countries around the world felt the effect of economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses were imposed in many parts of the world, workers were laid off, and unemployment claims spiked, causing a global recession.

As May 2020 began, stocks had just begun to recover from the lowest point following the onset of the pandemic. This recovery continued throughout the reporting period, as businesses continued re-opening and governments learned to adapt to life with the virus. Equity prices rose through the summer, fed by strong fiscal and monetary support and improving economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns late in the reporting period, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by announcing that inflation could exceed its 2% target for a sustained period without triggering a rate increase. To stabilize credit markets, the Fed also continued purchasing significant quantities of bonds, as did other influential central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in technology, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are underweight overall on credit, global high-yield and Asian bonds present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	28.85%	45.98%

U.S. small cap equities (Russell 2000® Index)	48.06	74.91

International equities (MSCI Europe, Australasia, Far East Index)	28.84	39.88

Emerging market equities (MSCI Emerging Markets Index)	22.95	48.71

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.05	0.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.26)	(7.79)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.52)	(0.27)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.42	7.40

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.98	19.57

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2021	iShares® CMBS ETF

Investment Objective

The iShares CMBS ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade commercial mortgage-backed securities, as represented by the Bloomberg Barclays U.S. CMBS (ERISA Only) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(0.05)%	3.71%	3.38%	3.36%	3.71%	18.06%	35.64%
Fund Market	(0.04)	3.99	3.43	3.39	3.99	18.36	35.94
Index	0.09	4.07	3.62	3.71	4.07	19.44	39.92

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$999.50	$1.24		$1,000.00	$1,023.60	$1.25		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	78.4%
Aa	3.9
A	0.7
Baa	0.1
Not Rated	16.9

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	0.1%
1-5 Years	10.6
5-10 Years	30.5
10-15 Years	2.5
20-25 Years	3.3
25-30 Years	33.6
30-35 Years	13.8
35-40 Years	3.6
More than 40 Years	2.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2021	iShares® GNMA Bond ETF

Investment Objective

The iShares GNMA Bond ETF (the “Fund”) seeks to track the investment results of an index composed of mortgage-backed pass-through securities guaranteed by the Government National Mortgage Association (GNMA or Ginnie Mae), as represented by the Bloomberg Barclays U.S. GNMA Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(0.26)%	(0.43)%	2.10%	1.89%	(0.43)%	10.96%	18.78%
Fund Market	(0.40)	(0.79)	2.10	1.88	(0.79)	10.96	18.71
Index	(0.28)	(0.61)	2.27	2.18	(0.61)	11.88	22.01

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$997.40	$0.64		$1,000.00	$1,024.10	$0.65		0.13%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
5-10 Years	1.1%
10-15 Years	0.7
15-20 Years	0.1
20-25 Years	8.7
25-30 Years	75.5
30-35 Years	13.9

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Government National Mortgage Association, 2.00%, 04/20/51.	10.2%
Government National Mortgage Association, 2.50%, 12/20/50.	6.2
Government National Mortgage Association, 3.00%, 07/20/50.	5.2
Government National Mortgage Association, 2.00%, 05/20/51.	4.6
Government National Mortgage Association, 3.50%, 04/20/50.	4.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2021	iShares® Treasury Floating Rate Bond ETF

Investment Objective

The iShares Treasury Floating Rate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury floating rate bonds, as represented by the Bloomberg Barclays U.S. Treasury Floating Rate Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	0.00%	0.02%	1.11%	0.81%	0.02%	5.66%	6.04%
Fund Market	0.00	0.04	1.08	0.81	0.04	5.53	6.04
Index	0.07	0.19	1.25	0.91	0.19	6.41	6.81

The inception date of the Fund was 2/3/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,000.00	$ 0.74		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	28.3%
1-2 Years	71.7

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U.S. Treasury Floating Rate Note, 0.08%, 10/31/22	47.3%
U.S. Treasury Floating Rate Note, 0.32%, 10/31/21	19.2
U.S. Treasury Floating Rate Note, 0.07%, 01/31/23	10.3
U.S. Treasury Floating Rate Note, 0.05%, 04/30/23	9.0
U.S. Treasury Floating Rate Note, 0.13%, 04/30/22	5.2

(a)	Excludes money market funds.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2021	iShares® U.S. Treasury Bond ETF

Investment Objective

The iShares U.S. Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds, as represented by the ICE U.S. Treasury Core Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(3.49)%	(4.43)%	2.28%	2.09%	(4.43)%	11.93%	20.98%
Fund Market	(3.28)	(4.29)	2.30	2.10	(4.29)	12.05	21.06
Index	(3.83)	(4.74)	2.31	2.15	(4.74)	12.10	21.60

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE U.S. Treasury Core Bond Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE U.S. Treasury Core Bond Index. Historical index data from 7/1/2016 through 2/28/2021 is for the 3pm pricing variant of the ICE U.S. Treasury Core Bond Index. Historical index data prior to 7/1/2016 is for the Barclays U.S. Treasury Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$965.10	$0.63		$1,000.00	$1,024.10	$0.65		0.13%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	2.1%
1-5 Years	53.7
5-10 Years	23.7
15-20 Years	4.0
More than 20 Years	16.5

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U.S. Treasury Note/Bond, 2.38%, 08/15/24	4.9%
U.S. Treasury Note/Bond, 1.88%, 02/15/51	4.1
U.S. Treasury Note/Bond, 3.75%, 11/15/43	3.7
U.S. Treasury Note/Bond, 2.25%, 08/15/27	2.8
U.S. Treasury Note/Bond, 2.25%, 11/15/24	2.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 65.5%
Banc of America Commercial Mortgage Trust
Series 2016-UB10, Class A4, 3.17%, 07/15/49 (Call 04/15/26)	$800	$862,829
Series 2016-UB10, Class B, 3.79%, 07/15/49 (Call 05/15/26)	250	266,942
Series 2017-BNK3, Class A3, 3.31%, 02/15/50 (Call 11/15/26)	1,365	1,481,807
Series 2017-BNK3, Class A4, 3.57%, 02/15/50 (Call 01/15/27)	1,000	1,103,125
Series 2017-BNK3, Class B, 3.88%, 02/15/50 (Call 01/15/27)(a)	830	896,823
BANK
Series 2017-BNK4, Class ASB, 3.42%, 05/15/50 (Call 10/15/26)	300	322,841
Series 2017-BNK4, Class C, 4.37%, 05/15/50 (Call 03/15/27)(a)	485	513,225
Series 2017-BNK7, Class B, 3.95%, 09/15/60 (Call 09/15/27)	500	548,936
Series 2017-BNK8, Class A3, 3.23%, 11/15/50 (Call 10/15/27)	1,000	1,076,343
Series 2017-BNK8, Class AS, 3.73%, 11/15/50 (Call 11/15/27)	1,000	1,100,042
Series 2018-BN10, Class C, 4.16%, 02/15/61 (Call 02/15/28)(a)	800	849,802
Series 2018-BN14, Class A3, 3.97%, 09/15/60 (Call 07/15/28)	600	669,463
Series 2018-BN14, Class A4, 4.23%, 09/15/60 (Call 08/15/28)(a)	1,000	1,144,460
Series 2018-BN14, Class B, 4.73%, 09/15/60 (Call 09/15/28)(a)	750	843,819
Series 2019-BN18, Class A2, 3.47%, 05/15/62 (Call 05/15/24)	830	887,976
Series 2019-BN19, Class A3, 2.93%, 08/15/61 (Call 05/15/29)	3,000	3,170,488
Series 2019-BN19, Class A3, 3.18%, 08/15/61 (Call 07/15/29)	497	535,810
Series 2019-BN21, Class A4, 2.60%, 10/17/52 (Call 08/15/29)	1,000	1,032,414
Series 2019-BN21, Class A5, 2.85%, 10/17/52 (Call 09/15/29)	1,500	1,580,700
Series 2019-BN21, Class B, 3.21%, 10/17/52 (Call 10/15/29)(a)	1,000	1,031,088
Series 2019-BN24, Class ASB, 2.93%, 11/15/62 (Call 03/15/29)	1,000	1,073,692
Series 2019-BNK16, Class A4, 4.01%, 02/15/52 (Call 01/15/29)	1,750	1,985,538
Series 2020-BN25, Class A3, 2.39%, 01/15/63 (Call 01/15/27)	1,000	1,029,265
Series 2020-BN26, Class B, 2.91%, 03/15/63 (Call 03/15/30)(a)	250	251,694
Series 2020-BN27, Class AS, 2.55%, 04/15/63 (Call 03/15/30)	1,000	1,012,004
Series 2020-BN28, Class A4, 1.84%, 03/15/63 (Call 09/15/30)	500	484,898
Series 2020-BN29, Class C, 3.13%, 11/15/53 (Call 12/15/30)(a)	520	521,329
Series 2021-BN32, Class AS, 2.64%, 04/15/54	2,000	2,069,093
Serise BN23, Class C, 3.62%, 12/15/52 (Call 12/15/29)(a)	500	529,187

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Barclays Commercial Mortgage Trust
Series 2019-C3, Class A4, 3.58%, 05/15/52 (Call 04/15/29)	$1,746	$1,929,562
Series 2019-C4, Class A5, 2.92%, 08/15/52 (Call 07/15/29)	1,000	1,056,916
Series 2019-C5, Class A2, 3.04%, 11/15/52 (Call 11/15/28)	678	718,257
Series 2019-C5, Class A4, 3.06%, 11/15/52 (Call 10/15/29)	2,000	2,147,750
BBCMS Mortgage Trust
BBCMS 2020-C7, Class AS, 2.44%, 04/15/53	300	301,997
Series 2017-C1, Class A2, 3.19%, 02/15/50 (Call 02/15/22)	1,049	1,066,527
Series 2018-C2, Class A5, 4.31%, 12/15/51 (Call 12/15/28)	2,250	2,594,111
Series 2018-C2, Class C, 5.13%, 12/15/51 (Call 12/15/28)(a)	250	270,953
Series 2020-C6, Class A4, 2.64%, 02/15/53 (Call 01/15/30)	3,000	3,113,982
Benchmark Mortgage Trust
BMARK 2020-B18 AM, Class AM, 2.34%, 07/15/53 (Call 07/11/30)	430	426,259
Series 2018-B1, Class A2, 3.57%, 01/15/51 (Call 01/15/23)	1,250	1,299,818
Series 2018-B1, Class A5, 3.67%, 01/15/51 (Call 12/15/27)(a)	1,000	1,110,890
Series 2018-B1, Class AM, 3.88%, 01/15/51 (Call 12/15/27)(a)	500	554,044
Series 2018-B2, Class A2, 3.66%, 02/15/51 (Call 02/15/23)	600	626,028
Series 2018-B2, Class A4, 3.61%, 02/15/51 (Call 11/15/27)	1,000	1,103,494
Series 2018-B2, Class A5, 3.88%, 02/15/51 (Call 01/15/28)(a)	1,750	1,965,035
Series 2018-B2, Class AS, 4.08%, 02/15/51 (Call 01/15/28)(a)	1,000	1,119,272
Series 2018-B2, Class C, 4.34%, 02/15/51 (Call 02/15/28)(a)	500	530,758
Series 2018-B3, Class A5, 4.03%, 04/10/51 (Call 02/10/28)	1,000	1,131,583
Series 2018-B4, Class A2, 3.98%, 07/15/51	489	517,898
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	2,023	2,303,556
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	464	519,859
Series 2018-B4, Class C, 4.71%, 07/15/51(a)	400	436,667
Series 2018-B5, Class A4, 4.21%, 07/15/51 (Call 07/15/28)	2,500	2,865,132
Series 2018-B5, Class AS, 4.42%, 07/15/51 (Call 07/15/28) ..	1,000	1,142,257
Series 2018-B5, Class B, 4.57%, 07/15/51 (Call 07/15/28)	500	562,805
Series 2018-B7, Class A4, 4.51%, 05/15/53 (Call 10/15/28)(a)	1,000	1,167,657
Series 2018-B7, Class B, 5.02%, 05/15/53 (Call 11/15/28)(a) .	400	455,201
Series 2018-B8, Class AS, 4.53%, 01/15/52 (Call 12/15/28)(a)	560	644,605
Series 2019-B10, Class AM, 3.98%, 03/15/62	600	669,803
Series 2019-B11, Class AS, 3.78%, 05/15/52 (Call 05/15/29)	500	552,546
Series 2019-B11, Class B, 3.96%, 05/15/52 (Call 05/15/29)(a)	500	542,634
Series 2019-B13, Class AM, 3.18%, 08/15/57	1,000	1,058,479
Series 2019-B13, Class C, 3.84%, 08/15/57(a)	500	524,694
Series 2019-B14, Class A5, 3.05%, 12/15/62 (Call 11/15/29)	500	535,558
Series 2019-B9, Class A5, 4.02%, 03/15/52 (Call 01/15/29)	1,000	1,138,739
Series 2019-B9, Class C, 4.97%, 03/15/52 (Call 01/15/29)(a)	250	283,148
Series 2020-B16, Class A5, 2.73%, 02/15/53 (Call 01/15/30)	1,990	2,081,862
Series 2020-B16, Class AM, 2.94%, 02/15/53 (Call 01/15/30)(a)	1,000	1,035,871
Series 2020-B17, Class C, 3.37%, 03/15/53 (Call 03/15/30)(a)	250	256,305
Series 2020-B19, Class B, 2.35%, 09/15/53 (Call 09/15/30)	450	444,003

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2020-B21, Class A5, 2.25%, 12/17/53 (Call 12/15/30)	$500	$490,793
Series 2020-IG1, Class A3, 2.69%, 09/15/43 (Call 01/15/30).	1,750	1,813,170
Series 2021-B23, Class AS, 2.27%, 02/15/54 (Call 02/15/31)	500	491,289
Series 2021-B25, Class A5, 2.58%, 04/15/54 (Call 04/15/31)	1,000	1,026,113
Serise 2020-B17, Class A2, 2.21%, 03/15/53 (Call 03/15/25)	1,000	1,037,213
Serise 2020-B17, Class A5, 2.29%, 03/15/53 (Call 02/15/30)	1,000	1,010,643
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/50 (Call 11/15/27)(a)	1,000	1,103,937
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 02/10/50 (Call 01/10/27)	230	254,091
Series 2017-CD3, Class AS, 3.83%, 02/10/50 (Call 01/10/27)	750	817,546
Series 2017-CD3, Class C, 4.71%, 02/10/50 (Call 01/10/27)(a)	300	311,995
Series 2017-CD4, Class A4, 3.51%, 05/10/50 (Call 04/10/27)(a)	1,000	1,099,509
Series 2017-CD5, Class A4, 3.43%, 08/15/50 (Call 07/15/27)	750	820,663
Series 2017-CD6, Class C, 4.41%, 11/13/50 (Call 11/13/27)(a)	500	531,029
Series 2018-CD7, Class ASB, 4.21%, 08/15/51 (Call 03/15/28)	550	620,863
Series 2019-CD8, Class A4, 2.91%, 08/15/57	1,000	1,051,666
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48 (Call 12/10/25) .	500	552,284
Series 2016-C4, Class A4, 3.28%, 05/10/58	1,650	1,782,663
Series 2017-C8, Class B, 4.20%, 06/15/50 (Call 05/15/27)(a)	750	820,182
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A4, 3.02%, 09/10/45	276	282,936
Series 2013-GC11, Class A3, 2.82%, 04/10/46 (Call 01/10/23)	811	840,062
Series 2013-GC11, Class AS, 3.42%, 04/10/46 (Call 04/10/23)	100	103,835
Series 2013-GC15, Class A4, 4.37%, 09/10/46 (Call 09/10/23)(a)	750	808,134
Series 2014-GC19, Class A4, 4.02%, 03/10/47 (Call 01/10/24)	500	540,775
Series 2014-GC21, Class A5, 3.86%, 05/10/47	2,085	2,257,761
Series 2014-GC23, Class A4, 3.62%, 07/10/47 (Call 07/10/24)	750	810,077
Series 2014-GC23, Class AS, 3.86%, 07/10/47 (Call 07/10/24)	250	268,893
Series 2014-GC23, Class C, 4.58%, 07/10/47 (Call 07/10/24)(a)	250	268,282
Series 2014-GC25, Class AS, 4.02%, 10/10/47 (Call 09/10/24)	953	1,027,377
Series 2014-GC25, Class B, 4.35%, 10/10/47 (Call 10/10/24)(a)	100	108,600
Series 2015-GC27, Class A5, 3.14%, 02/10/48 (Call 12/10/24)	1,190	1,273,141
Series 2015-GC29, Class C, 4.29%, 04/10/48 (Call 04/10/25)(a)	250	266,194

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-GC31, Class A4, 3.76%, 06/10/48 (Call 06/10/25)	$750	$823,986
Series 2015-GC33, Class A4, 3.78%, 09/10/58 (Call 09/10/25)	1,500	1,654,617
Series 2015-GC35, Class AAB, 3.61%, 11/10/48 (Call 04/10/25)	457	484,663
Series 2016-C1, Class A4, 3.21%, 05/10/49 (Call 05/10/26)	2,374	2,567,488
Series 2016-C2, Class A4, 2.83%, 08/10/49 (Call 08/10/26)	1,000	1,063,123
Series 2016-P3, Class A3, 3.06%, 04/15/49 (Call 01/15/26)	1,500	1,590,232
Series 2016-P6, Class AS, 4.03%, 12/10/49 (Call 11/10/26)(a)	1,000	1,079,921
Series 2017-P8, Class AS, 3.79%, 09/15/50 (Call 09/15/27)(a)	750	827,523
Series 2018-B2, Class A2, 3.79%, 03/10/51 (Call 03/10/23)	1,000	1,043,422
Series 2018-B2, Class A4, 4.01%, 03/10/51 (Call 02/10/28)	600	677,217
Series 2018-C5, Class A4, 4.23%, 06/10/51 (Call 05/10/28)(a)	3,000	3,433,072
Series 2019-C7, Class A4, 3.10%, 12/15/72 (Call 12/15/29)	2,000	2,147,192
Series 2019-GC41, Class A5, 2.87%, 08/10/56 (Call 08/10/29)	2,500	2,639,498
Series 2019-GC41, Class AS, 3.02%, 08/10/56 (Call 08/10/29)	750	785,758
Series 2019-GC43, Class A2, 2.98%, 11/10/52 (Call 10/10/24)	863	900,048
Series 2019-GC43, Class A4, 3.04%, 11/10/52 (Call 10/10/29)	750	800,140
Series 2020-GC46, Class A5, 2.72%, 02/15/53 (Call 02/15/30)	2,000	2,086,670
COMM Mortgage Trust
Series 2012-CR1, Class A3, 3.39%, 05/15/45 (Call 04/15/22)	203	207,155
Series 2012-CR3, Class A3, 2.82%, 10/15/45 (Call 08/15/22)	147	149,764
Series 2013-CR11, Class AM, 4.72%, 08/10/50 (Call 09/10/23)(a)	250	270,308
Series 2013-CR6, Class ASB, 2.62%, 03/10/46 (Call 12/10/22)	200	203,933
Series 2013-CR8, Class A5, 3.61%, 06/10/46 (Call 05/10/23)(a)	1,605	1,692,415
Series 2013-CR9, Class A4, 4.36%, 07/10/45(a)	2,200	2,346,958
Series 2013-LC6, Class AM, 3.28%, 01/10/46 (Call 01/10/23)	100	103,635
Series 2013-LC6, Class ASB, 2.48%, 01/10/46 (Call 09/10/22)	102	103,439
Series 2013-LC6, Class B, 3.74%, 01/10/46 (Call 01/10/23) ..	430	442,480
Series 2014-CR14, Class C, 4.76%, 02/10/47(a)	200	210,250
Series 2014-CR15, Class A4, 4.07%, 02/10/47 (Call 01/10/24)(a)	400	433,278
Series 2014-CR16, Class A4, 4.05%, 04/10/47 (Call 03/10/24)	500	542,776
Series 2014-CR16, Class ASB, 3.65%, 04/10/47 (Call 01/10/24)	119	123,247
Series 2014-CR17, Class A5, 3.98%, 05/10/47 (Call 04/10/24)	500	542,877
Series 2014-CR17, Class B, 4.38%, 05/10/47 (Call 05/10/24)	292	311,009
Series 2014-CR18, Class AM, 4.10%, 07/15/47 (Call 06/15/24)	300	322,835
Series 2014-CR19, Class A5, 3.80%, 08/10/47 (Call 08/10/24)	438	476,823

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-CR19, Class B, 4.70%, 08/10/47 (Call 08/10/24)(a)	$850	$936,856
Series 2014-CR20, Class AM, 3.94%, 11/10/47 (Call 10/10/24)	250	269,197
Series 2014-LC15, Class A4, 4.01%, 04/10/47	1,945	2,104,877
Series 2014-LC17, Class A5, 3.92%, 10/10/47 (Call 09/10/24)	675	737,059
Series 2014-UBS2, Class A5, 3.96%, 03/10/47 (Call 02/10/24)	1,521	1,642,887
Series 2014-UBS3, Class C, 4.90%, 06/10/47 (Call 05/10/24)(a)	150	154,998
Series 2014-UBS4, Class A4, 3.42%, 08/10/47 (Call 06/10/24)	250	263,943
Series 2014-UBS4, Class A5, 3.69%, 08/10/47 (Call 07/10/24)	500	539,896
Series 2014-UBS4, Class AM, 3.97%, 08/10/47 (Call 07/10/24)	500	533,495
Series 2014-UBS4, Class B, 4.35%, 08/10/47 (Call 07/10/24)	250	267,005
Series 2014-UBS5, Class A4, 3.84%, 09/10/47 (Call 09/10/24)	730	794,055
Series 2014-UBS6, Class A5, 3.64%, 12/10/47 (Call 11/10/24)	500	542,386
Series 2015-CR22, Class A5, 3.31%, 03/10/48	500	539,847
Series 2015-CR22, Class AM, 3.60%, 03/10/48(a)	200	215,132
Series 2015-CR22, Class C, 4.24%, 03/10/48(a)	300	323,248
Series 2015-CR23, Class A4, 3.50%, 05/10/48	500	544,369
Series 2015-CR24, Class B, 4.52%, 08/10/48 (Call 07/10/25)(a)	750	826,868
Series 2015-CR24, Class D, 3.46%, 08/10/48 (Call 08/10/25)(a)	200	181,625
Series 2015-CR25, Class A4, 3.76%, 08/10/48 (Call 08/10/25)	750	823,425
Series 2015-CR25, Class ASB, 3.54%, 08/10/48 (Call 04/10/25)	869	921,300
Series 2015-CR25, Class B, 4.68%, 08/10/48 (Call 08/10/25)(a)	300	334,759
Series 2015-CR26, Class A4, 3.63%, 10/10/48 (Call 08/10/25)	2,398	2,629,079
Series 2015-DC1, Class A5, 3.35%, 02/10/48 (Call 01/10/25)	750	808,450
Series 2015-DC1, Class B, 4.04%, 02/10/48 (Call 01/10/25)(a)	500	533,204
Series 2015-DC1, Class C, 4.45%, 02/10/48 (Call 01/10/25)(a)	250	244,937
Series 2015-LC21, Class A4, 3.71%, 07/10/48 (Call 05/10/25)	500	548,535
Series 2015-PC1, Class A5, 3.90%, 07/10/50 (Call 05/10/25)	1,533	1,689,401
Series 2015-PC1, Class ASB, 3.61%, 07/10/50 (Call 11/10/24)	161	170,157
Series 2016-CR28, Class A4, 3.76%, 02/10/49	2,000	2,205,501
Series 2016-DC2, Class A4, 3.50%, 02/10/49 (Call 12/10/25)	424	454,860
Series 2016-DC2, Class AM, 4.24%, 02/10/49 (Call 02/10/26)	750	829,022
Series 2016-DC2, Class ASB, 3.55%, 02/10/49 (Call 08/10/25)	953	1,013,958
Series 2016-DC2, Class C, 4.79%, 02/10/49 (Call 02/10/26)(a)	250	267,243

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2017-COR2, Class C, 4.71%, 09/10/50 (Call 08/10/27)(a)	$750	$815,733
Series 2018-COR3, Class A3, 4.23%, 05/10/51 (Call 04/10/28)	750	857,206
Series 2018-COR3, Class B, 4.67%, 05/10/51 (Call 04/10/28)(a)	500	556,769
Series 2019-GC44, Class A5, 2.95%, 08/15/57 (Call 11/15/29)	1,000	1,059,440
Commission Mortgage Trust
Series 2013-LC13, Class A5, 4.21%, 08/10/46 (Call 08/10/23)	785	841,734
Series 2014-UBS2, Class AM, 4.20%, 03/10/47 (Call 02/10/24)	425	456,767
Series 2014-UBS6, Class A4, 3.38%, 12/10/47 (Call 10/10/24)	1,000	1,073,383
Series 2015-CR22, Class ASB, 3.14%, 03/10/48	1,955	2,040,861
Series 2016-CR28, Class C, 4.79%, 02/10/49(a)	604	654,895
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.51%, 04/15/50 (Call 01/15/25)	500	540,083
Series 2015-C2, Class A4, 3.50%, 06/15/57 (Call 04/15/25)	500	542,285
Series 2015-C2, Class AS, 3.85%, 06/15/57 (Call 04/15/25)(a)	700	749,161
Series 2015-C3, Class A4, 3.72%, 08/15/48 (Call 07/15/25)	650	711,757
Series 2015-C4, Class A3, 3.54%, 11/15/48	993	1,073,846
Series 2015-C4, Class D, 3.71%, 11/15/48(a)	250	251,621
Series 2016-C5, Class C, 4.78%, 11/15/48 (Call 11/15/25)(a).	750	806,821
Series 2016-C6, Class C, 5.12%, 01/15/49 (Call 04/15/26)(a)	350	375,008
Series 2016-C7, Class A4, 3.21%, 11/15/49 (Call 07/15/26)	193	207,934
Series 2017-CX9, Class A5, 3.45%, 09/15/50	1,000	1,090,259
Series 2018-CX11, Class A5, 4.03%, 04/15/51 (Call 03/15/28)(a)	1,000	1,126,529
Series 2019-C15, Class B, 4.48%, 03/15/52	1,000	1,108,047
Series 2019-C17, Class A5, 3.02%, 09/15/52	2,000	2,122,369
Series 2019-C18, Class ASB, 2.87%, 12/15/52	500	534,495
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/51	1,400	1,625,497
DBJPM Mortgage Trust
Series 2016-C1, Class A4, 3.28%, 05/10/49 (Call 02/10/26)	1,000	1,083,740
Series 2016-C1, Class ASB, 3.04%, 05/10/49 (Call 12/10/25)	493	519,203
Series 2016-C1, Class B, 4.20%, 05/10/49 (Call 03/10/26)(a)	500	535,912
Series 2016-C1, Class C, 3.49%, 05/10/49 (Call 03/10/26)(a)	468	449,941
Series 2017-C6, Class A3, 3.27%, 06/10/50 (Call 06/10/24)	750	786,216
Federal National Mortgage Association
Series 2016-M10, Class AV2, 3.00%, 11/25/45	500	517,608
Series 2019-M1, Class A1, 3.36%, 09/25/28	848	926,898
Series 2020-M1, Class A1, 2.15%, 10/25/29	1,993	2,091,711
Series 2020-M1, Class A2, 2.44%, 10/25/29	3,380	3,582,601
Series 2020-M20, Class A2, 1.44%, 10/25/29	250	246,209
Series 2020-M5, Class A3, 2.19%, 01/25/30	1,000	1,037,477
Series 2020-M8, Class A2, 1.82%, 02/25/30	100	100,942
Series 2021-M4, Class A2, 1.51%, 02/25/31(a)	1,500	1,459,880
Serise 2015-M15, Class A2, 2.92%, 10/25/25(a)	1,000	1,072,309
FHLMC Multifamily Structured Pass Through Certificates
Series K057, Class A2, 2.57%, 07/25/26 (Call 07/25/26)	1,725	1,845,711
Series K106, Class A1, 1.78%, 05/25/29 (Call 10/25/29)	3,462	3,532,979
Series K107, Class A2, 1.64%, 01/25/30 (Call 01/25/30)	3,250	3,250,106

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K109, Class A2, 1.56%, 04/25/30 (Call 04/25/30)	$2,000	$1,984,378
Series K-1516, Class A2, 1.72%, 05/25/35 (Call 05/25/35)	1,500	1,422,033
Series K156, Class A3, 3.70%, 06/25/33 (Call 06/25/33)(a)	500	578,953
Series K727, Class A2, 2.95%, 07/25/24 (Call 07/25/24)	1,000	1,057,035
Series K737, Class AM, 2.10%, 10/25/26 (Call 10/25/26)	300	312,704
Freddie Mac Multifamily Structured Pass Through Certificates
Series K039, Class A2, 3.30%, 07/25/24 (Call 07/25/24)	263	283,566
Series K089, Class A1, 3.34%, 10/25/28 (Call 10/25/28)	3,307	3,642,610
Series K098, Class A2, 2.43%, 08/25/29 (Call 08/25/29)	500	529,553
Series K099, Class A2, 2.60%, 09/25/29 (Call 09/25/29)	811	869,120
Series K104, Class A2, 2.25%, 01/25/30 (Call 01/25/30)	2,005	2,098,023
Series K116, Class A2, 1.38%, 07/25/30 (Call 07/25/30)	2,000	1,950,229
Series K118, Class A1, 0.79%, 03/25/30 (Call 03/25/30)	1,978	1,913,612
Series K118, Class A2, 1.49%, 09/25/30 (Call 09/25/30)	1,500	1,475,056
Series K119, Class A2, 1.57%, 09/25/30 (Call 09/25/30)	3,000	2,967,982
Series K120, Class A2, 1.50%, 10/25/30 (Call 10/25/30)	4,000	3,931,384
Series K124, Class A2, 1.66%, 12/25/30 (Call 12/25/30)	800	796,140
Series K125, Class A2, 1.85%, 01/25/31 (Call 01/25/31)	1,000	1,010,280
Series K127, Class A2, 2.11%, 01/25/31 (Call 01/25/31)	7,500	7,755,359
Series K-1517, Class A2, 1.72%, 07/25/35 (Call 07/25/35)	500	474,558
Series K-1518, Class A2, 1.86%, 10/25/35 (Call 10/25/35)	2,500	2,407,932
Series K152, Class A1, 2.83%, 05/25/30 (Call 05/25/30)	1,252	1,355,377
Series K-1520, Class A2, 2.44%, 02/25/36 (Call 02/25/36)	1,500	1,545,360
Series K735, Class A2, 2.86%, 05/25/26 (Call 05/25/26)	2,000	2,163,077
Series K740, Class A2, 1.47%, 09/25/27 (Call 09/25/27)	2,000	2,016,802
Series K741, Class A2, 1.60%, 12/25/27 (Call 12/25/27)	1,120	1,137,029
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5, 2.94%, 02/10/46 (Call 01/10/23)	400	414,623
GS Mortgage Securities Trust
Series 2012-GCJ7, Class AS, 4.09%, 05/10/45 (Call 05/10/22)	100	102,125
Series 2012-GCJ9, Class AS, 3.12%, 11/10/45 (Call 11/10/22)	200	205,712
Series 2013-GC12, Class AS, 3.38%, 06/10/46 (Call 05/10/23)	300	312,274
Series 2013-GC12, Class B, 3.78%, 06/10/46 (Call 05/10/23)(a)	115	120,499
Series 2013-GC14, Class A5, 4.24%, 08/10/46 (Call 08/10/23)	550	589,581
Series 2013-GC16, Class A4, 4.27%, 11/10/46 (Call 10/10/23)	3,500	3,775,512
Series 2013-GC16, Class AS, 4.65%, 11/10/46 (Call 11/10/23)	150	162,174
Series 2013-GC16, Class C, 5.49%, 11/10/46 (Call 11/10/23)(a)	100	104,031
Series 2014-GC20, Class A5, 4.00%, 04/10/47	400	432,520
Series 2014-GC20, Class B, 4.53%, 04/10/47(a)	250	257,545
Series 2014-GC22, Class A5, 3.86%, 06/10/47 (Call 05/10/24)	1,000	1,083,951
Series 2014-GC22, Class AS, 4.11%, 06/10/47 (Call 05/10/24)	250	269,529
Series 2014-GC24, Class AAB, 3.65%, 09/10/47 (Call 06/10/24)	402	421,048
Series 2014-GC26, Class A5, 3.63%, 11/10/47 (Call 11/10/24)	750	812,957
Series 2015-GC30, Class AAB, 3.12%, 05/10/50 (Call 10/10/24)	371	387,107
Series 2015-GC30, Class AS, 3.78%, 05/10/50 (Call 05/10/25)(a)	500	541,737

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-GC32, Class A3, 3.50%, 07/10/48 (Call 06/10/25)	$600	$644,359
Series 2015-GC32, Class C, 4.57%, 07/10/48 (Call 07/10/25)(a)	804	863,654
Series 2015-GC34, Class A4, 3.51%, 10/10/48 (Call 09/10/25)	2,500	2,729,514
Series 2016-GS2, Class A4, 3.05%, 05/10/49 (Call 02/10/26)	1,170	1,256,127
Series 2016-GS3, Class A4, 2.85%, 10/10/49 (Call 09/10/26)	500	532,543
Series 2017-GS7, Class AAB, 3.20%, 08/10/50 (Call 03/10/27)	910	977,691
Series 2017-GS7, Class B, 3.88%, 08/10/50 (Call 07/10/27) .	500	534,484
Series 2018-GS9, Class A4, 3.99%, 03/10/51 (Call 02/10/28)(a)	1,000	1,128,027
Series 2019-GC38, Class A4, 3.97%, 02/10/52 (Call 01/10/29)	750	849,204
Series 2019-GC40, Class A4, 3.16%, 07/10/52 (Call 06/10/29)	1,131	1,219,514
Series 2019-GSA1, Class C, 3.93%, 11/10/52 (Call 10/10/29)(a)	500	521,620
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP3, Class AS, 3.14%, 08/15/49 (Call 09/15/26)	1,000	1,048,478
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class AS, 4.17%, 07/15/45 (Call 05/15/23)(a)	500	527,012
Series 2013-C14, Class A4, 4.13%, 08/15/46 (Call 07/15/23)(a)	545	578,650
Series 2013-C14, Class AS, 4.41%, 08/15/46 (Call 07/15/23)(a)	150	159,082
Series 2013-C14, Class B, 4.85%, 08/15/46 (Call 07/15/23)(a)	500	515,368
Series 2013-C15, Class B, 4.93%, 11/15/45 (Call 10/15/23)(a)	200	216,791
Series 2013-C15, Class C, 5.37%, 11/15/45 (Call 10/15/23)(a)	110	118,222
Series 2013-C17, Class A4, 4.20%, 01/15/47 (Call 12/15/23)	490	529,995
Series 2013-C17, Class C, 5.05%, 01/15/47 (Call 12/15/23)(a)	100	103,778
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 02/15/24)	1,400	1,515,721
Series 2014-C18, Class AS, 4.44%, 02/15/47 (Call 02/15/24)(a)	200	217,319
Series 2014-C18, Class ASB, 3.57%, 02/15/47 (Call 07/15/23)	785	812,059
Series 2014-C18, Class B, 4.96%, 02/15/47 (Call 02/15/24)(a)	225	238,318
Series 2014-C19, Class C, 4.83%, 04/15/47 (Call 04/15/24)(a)	200	211,592
Series 2014-C21, Class A4, 3.49%, 08/15/47 (Call 05/15/24)	796	844,295
Series 2014-C21, Class A5, 3.77%, 08/15/47 (Call 06/15/24)	500	542,342
Series 2014-C21, Class ASB, 3.43%, 08/15/47 (Call 02/15/24)	247	256,993
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 08/15/24)	750	814,054

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-C22, Class C, 4.70%, 09/15/47 (Call 08/15/24)(a)	$200	$191,247
Series 2014-C23, Class A5, 3.93%, 09/15/47 (Call 09/15/24)	1,144	1,248,808
Series 2014-C23, Class ASB, 3.66%, 09/15/47 (Call 07/15/24)	237	248,278
Series 2014-C25, Class AS, 4.07%, 11/15/47 (Call 10/15/24)	222	239,939
Series 2014-C25, Class B, 4.35%, 11/15/47 (Call 11/15/24)(a)	185	197,541
Series 2015-C27, Class AS, 3.63%, 02/15/48 (Call 01/15/25)	500	532,762
Series 2015-C28, Class A3, 2.91%, 10/15/48 (Call 01/15/25)	978	1,016,029
Series 2015-C28, Class ASB, 3.04%, 10/15/48 (Call 11/15/24)	390	406,069
Series 2015-C29, Class A4, 3.61%, 05/15/48 (Call 05/15/25)	2,500	2,724,315
Series 2015-C29, Class ASB, 3.30%, 05/15/48 (Call 11/15/24)	412	431,949
Series 2015-C29, Class B, 4.12%, 05/15/48 (Call 05/15/25)(a)	250	265,027
Series 2015-C30, Class AS, 4.23%, 07/15/48 (Call 07/15/25)(a)	635	701,427
Series 2015-C31, Class A3, 3.80%, 08/15/48 (Call 08/15/25)	1,090	1,196,489
Series 2015-C33, Class A4, 3.77%, 12/15/48 (Call 11/15/25)	1,000	1,106,839
Series 2016-C1, Class A5, 3.58%, 03/15/49 (Call 01/15/26)	750	823,248
Series 2016-C1, Class B, 4.89%, 03/15/49 (Call 02/15/26)(a)	450	507,224
Series 2016-C1, Class C, 4.89%, 03/15/49 (Call 02/15/26)(a)	400	437,798
JPMCC Commercial Mortgage Securities Trust
JPMCC 2017-JP5, Class ASB, 3.55%, 03/15/50	130	140,440
Series 2017-JP5, Class A3, 3.34%, 03/15/50	250	262,157
Series 2017-JP5, Class A5, 3.72%, 03/15/50	1,300	1,453,416
Series 2017-JP5, Class AS, 3.88%, 03/15/50(a)	650	717,485
Series 2017-JP6, Class A5, 3.49%, 07/15/50 (Call 04/15/27)	300	329,988
Series 2017-JP6, Class AS, 3.74%, 07/15/50 (Call 05/15/27)	400	439,975
Series 2017-JP7, Class A5, 3.45%, 09/15/50 (Call 07/15/27)	1,000	1,098,050
Series 2019-COR4, Class ASB, 3.94%, 03/10/52 (Call 03/10/28)	1,000	1,117,899
Series 2019-COR5, Class A2, 3.15%, 06/13/52	360	380,948
Series 2019-COR5, Class A4, 3.39%, 06/13/52	1,200	1,310,542
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class A4, 3.14%, 06/15/49 (Call 04/15/26)	1,000	1,077,335
Series 2016-C2, Class B, 3.99%, 06/15/49 (Call 05/15/26)(a)	750	794,793
Series 2017-C5, Class A5, 3.69%, 03/15/50 (Call 01/15/27)	3,100	3,432,752
Series 2017-C7, Class A5, 3.41%, 10/15/50 (Call 08/15/27)	3,050	3,343,100
Series 2020-COR7, Class A5, 2.18%, 05/13/53 (Call 03/13/30)	539	538,984
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class A3, 4.17%, 08/15/46 (Call 07/15/21)	52	52,788
Series 2012-C8, Class A3, 2.83%, 10/15/45 (Call 08/15/22)	907	930,032

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2012-C8, Class ASB, 2.38%, 10/15/45 (Call 05/15/22)	$86	$87,078
Series 2012-LC9, Class A5, 2.84%, 12/15/47 (Call 11/15/22)	1,276	1,311,671
Series 2013-C10, Class A5, 3.14%, 12/15/47 (Call 02/15/23)	589	612,657
Series 2013-C10, Class AS, 3.37%, 12/15/47 (Call 02/15/23)	100	103,978
Series 2013-C10, Class ASB, 2.70%, 12/15/47 (Call 12/15/22)	36	36,710
Series 2013-C10, Class B, 3.67%, 12/15/47 (Call 02/15/23)(a)	100	103,855
Series 2013-C10, Class C, 4.24%, 12/15/47 (Call 02/15/23)(a)	200	203,468
Series 2013-C13, Class A4, 3.99%, 01/15/46 (Call 06/15/23)(a)	205	217,944
Series 2013-C13, Class ASB, 3.41%, 01/15/46 (Call 03/15/23)	21	21,978
Series 2013-C16, Class ASB, 3.67%, 12/15/46	196	202,680
Series 2013-LC11, Class A5, 2.96%, 04/15/46 (Call 04/15/23)	500	520,347
Series 2014-C20, Class A5, 3.80%, 07/15/47 (Call 05/15/24)	500	539,919
Series 2014-C20, Class B, 4.40%, 07/15/47 (Call 06/15/24)(a)	100	107,340
Series 2015-JP1, Class A5, 3.91%, 01/15/49 (Call 12/15/25)	2,462	2,737,164
Series 2016-JP2, Class A4, 2.82%, 08/15/49 (Call 07/15/26)	1,023	1,087,479
Series 2016-JP2, Class AS, 3.06%, 08/15/49 (Call 07/15/26)	700	729,569
Series 2016-JP4, Class A4, 3.65%, 12/15/49 (Call 11/15/26)(a)	1,090	1,207,008
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A4, 2.86%, 11/15/45 (Call 09/15/22)	1,262	1,291,721
Series 2012-C6, Class AS, 3.48%, 11/15/45 (Call 09/15/22) .	500	515,230
Series 2013-C09, Class A4, 3.10%, 05/15/46 (Call 04/15/23)	1,500	1,566,666
Series 2013-C10, Class A4, 4.22%, 07/15/46 (Call 06/15/23)(a)	1,000	1,056,709
Series 2013-C10, Class ASB, 3.91%, 07/15/46 (Call 01/15/23)(a)	99	102,277
Series 2013-C11, Class A3, 3.96%, 08/15/46 (Call 05/15/23)	479	496,846
Series 2013-C11, Class A4, 4.30%, 08/15/46 (Call 07/15/23)(a)	800	844,645
Series 2013-C13, Class A4, 4.04%, 11/15/46 (Call 11/15/23)	600	645,305
Series 2013-C13, Class C, 5.06%, 11/15/46 (Call 11/15/23)(a)	230	230,912
Series 2013-C7, Class AAB, 2.47%, 02/15/46 (Call 11/15/22)	54	54,806
Series 2013-C7, Class AS, 3.21%, 02/15/46 (Call 01/15/23) ..	1,621	1,662,008
Series 2013-C7, Class B, 3.77%, 02/15/46 (Call 01/15/23)	200	202,484
Series 2013-C8, Class B, 3.69%, 12/15/48 (Call 02/15/23)(a)	200	207,003
Series 2014-C14, Class AS, 4.38%, 02/15/47 (Call 01/15/24)(a)	200	216,695
Series 2014-C14, Class B, 5.03%, 02/15/47 (Call 01/15/24)(a)	200	216,844

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-C15, Class ASB, 3.65%, 04/15/47 (Call 12/15/23)	$132	$137,272
Series 2014-C16, Class A5, 3.89%, 06/15/47 (Call 05/15/24)	500	540,973
Series 2014-C17, Class A5, 3.74%, 08/15/47 (Call 07/15/24)	1,500	1,621,084
Series 2014-C18, Class A3, 3.65%, 10/15/47	492	525,910
Series 2014-C18, Class A4, 3.92%, 10/15/47	150	163,578
Series 2014-C19, Class A4, 3.53%, 12/15/47 (Call 11/15/24)	1,275	1,377,830
Series 2015-C20, Class A4, 3.25%, 02/15/48 (Call 12/15/24)	2,000	2,148,304
Series 2015-C20, Class AS, 3.61%, 02/15/48 (Call 01/15/25)	500	533,806
Series 2015-C21, Class A4, 3.34%, 03/15/48 (Call 02/15/25)	901	968,021
Series 2015-C22, Class A4, 3.31%, 04/15/48 (Call 04/15/25)	1,000	1,075,012
Series 2015-C22, Class C, 4.35%, 04/15/48 (Call 04/15/25)(a)	250	250,019
Series 2015-C23, Class A3, 3.45%, 07/15/50 (Call 05/15/25)	730	789,404
Series 2015-C24, Class A3, 3.48%, 05/15/48 (Call 05/15/25)	369	398,683
Series 2015-C24, Class A4, 3.73%, 05/15/48 (Call 07/15/25)	950	1,041,506
Series 2015-C25, Class ASB, 3.38%, 10/15/48 (Call 06/15/25)	566	596,425
Series 2015-C27, Class A4, 3.75%, 12/15/47 (Call 10/15/25)	1,373	1,509,671
Series 2016-C28, Class A4, 3.54%, 01/15/49 (Call 01/15/26)	2,900	3,164,181
Series 2016-C30, Class A5, 2.86%, 09/15/49 (Call 08/15/26)	500	532,032
Series 2016-C31, Class A5, 3.10%, 11/15/49 (Call 10/15/26)	1,000	1,077,799
Series 2016-C32, Class A4, 3.72%, 12/15/49 (Call 12/15/26)	1,000	1,107,817
Series 2017-C33, Class A5, 3.60%, 05/15/50 (Call 04/15/27)	1,100	1,213,373
Series 2017-C34, Class A4, 3.54%, 11/15/52 (Call 09/15/27)	1,000	1,103,287
Series 2017-C34, Class AS, 3.86%, 11/15/52 (Call 10/15/27)	500	553,536
Morgan Stanley Capital I, Series 2017-HR2, Class A4, 3.59%, 12/15/50 (Call 12/15/27)	2,010	2,212,360
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, 3.78%, 05/15/48 (Call 05/15/25)(a)	500	546,983
Series 2015-UBS8, Class AS, 4.11%, 12/15/48	250	271,514
Series 2016-BNK2, Class A4, 3.05%, 11/15/49 (Call 10/15/26)	1,250	1,345,496
Series 2017-H1, Class A5, 3.53%, 06/15/50 (Call 05/15/27)	1,000	1,097,398
Series 2018-H3, Class A5, 4.18%, 07/15/51 (Call 06/15/28)	1,000	1,141,261
Series 2019-H7, Class A4, 3.26%, 07/15/52	1,000	1,081,953
Series 2020-L4, Class A3, 2.70%, 02/15/53 (Call 02/15/30)	1,500	1,560,748
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A4, 3.06%, 10/10/48 (Call 06/10/26)	1,000	1,064,207
UBS Commercial Mortgage Trust
Series 2017-C1, Class A2, 2.98%, 06/15/50 (Call 06/15/21)	24	24,495

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2017-C2, Class A4, 3.49%, 08/15/50 (Call 07/15/27)	$1,000	$1,093,929
Series 2017-C6, Class AS, 3.93%, 12/15/50(a)	500	552,041
Series 2017-C7, Class A4, 3.68%, 12/15/50 (Call 12/15/27)	1,000	1,101,077
Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	750	841,681
Series 2018-C12, Class ASB, 4.19%, 08/15/51 (Call 01/15/28)	1,000	1,125,555
Series 2019-C16, Class AS, 3.89%, 04/15/52 (Call 03/15/29)	1,334	1,477,639
Series 2019-C17, Class A4, 2.92%, 10/15/52 (Call 09/15/29)	1,000	1,051,527
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4, 3.09%, 08/10/49 (Call 09/10/22)	910	934,820
Series 2012-C4, Class A5, 2.85%, 12/10/45 (Call 11/10/22)	250	257,474
Series 2012-C4, Class AAB, 2.46%, 12/10/45 (Call 06/10/22)	85	85,420
Series 2013-C5, Class A4, 3.18%, 03/10/46 (Call 01/10/23)	1,222	1,272,106
Series 2013-C6, Class A4, 3.24%, 04/10/46 (Call 03/10/23)	677	706,400
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A3, 2.92%, 10/15/45 (Call 09/15/22)	1,112	1,138,553
Series 2012-LC5, Class AS, 3.54%, 10/15/45 (Call 09/15/22)	200	206,811
Series 2012-LC5, Class B, 4.14%, 10/15/45 (Call 09/15/22) .	300	309,785
Series 2013-LC12, Class A4, 4.22%, 07/15/46 (Call 06/15/23)(a)	650	692,444
Series 2013-LC12, Class AS, 4.41%, 07/15/46 (Call 07/15/23)(a)	473	494,154
Series 2014-LC16, Class ASB, 3.48%, 08/15/50 (Call 03/15/24)	629	654,802
Series 2015-C26, Class AS, 3.58%, 02/15/48 (Call 01/15/25)	820	882,165
Series 2015-C27, Class B, 4.14%, 02/15/48 (Call 03/15/25)(a)	330	349,639
Series 2015-C28, Class A4, 3.54%, 05/15/48 (Call 04/15/25)	500	544,959
Series 2015-C28, Class AS, 3.87%, 05/15/48 (Call 04/15/25)(a)	250	273,134
Series 2015-C30, Class A4, 3.66%, 09/15/58 (Call 07/15/25)	817	897,966
Series 2015-C30, Class ASB, 3.41%, 09/15/58 (Call 03/15/25)	421	452,188
Series 2015-C31, Class A4, 3.70%, 11/15/48 (Call 10/15/25)	500	551,055
Series 2015-C31, Class C, 4.76%, 11/15/48 (Call 11/15/25)(a)	450	473,769
Series 2015-LC20, Class A3, 3.09%, 04/15/50	600	612,718
Series 2015-LC20, Class B, 3.72%, 04/15/50	750	789,817
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	1,000	1,106,781
Series 2015-NXS2, Class A5, 3.77%, 07/15/58 (Call 06/15/25)(a)	750	824,840
Series 2016-C32, Class ASB, 3.32%, 01/15/59 (Call 06/15/25)	1,046	1,106,024
Series 2016-C34, Class A4, 3.10%, 06/15/49 (Call 04/15/26)	1,000	1,068,834
Series 2016-C35, Class A4, 2.93%, 07/15/48 (Call 06/15/26)	1,000	1,064,114
Series 2016-C36, Class AS, 3.42%, 11/15/59 (Call 10/15/26)	500	526,314

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2016-C37, Class ASB, 3.62%, 12/15/49 (Call 06/15/26)	$1,000	$1,078,510
Series 2016-LC24, Class A4, 2.94%, 10/15/49 (Call 08/15/26)	2,930	3,135,858
Series 2016-NXS4, Class A4, 3.72%, 12/15/48	1,000	1,102,949
Series 2016-NXS6, Class B, 3.81%, 11/15/49 (Call 09/15/26)	500	531,860
Series 2017-C38, Class A2, 3.04%, 07/15/50 (Call 06/15/22)	410	418,919
Series 2017-C38, Class A4, 3.19%, 07/15/50 (Call 05/15/27)	500	539,371
Series 2017-C38, Class A5, 3.45%, 07/15/50 (Call 06/15/27)	2,000	2,195,604
Series 2017-C39, Class A5, 3.42%, 09/15/50 (Call 07/15/27)	2,500	2,738,418
Series 2017-C39, Class ASB, 3.21%, 09/15/50 (Call 12/15/26)	1,000	1,074,277
Series 2017-C42, Class A4, 3.59%, 12/15/50	1,250	1,380,474
Series 2017-C42, Class B, 4.00%, 12/15/50(a)	500	547,274
Series 2018-C44, Class A5, 4.21%, 05/15/51 (Call 04/15/28)	1,000	1,140,718
Series 2018-C45, Class AS, 4.41%, 06/15/51 (Call 06/15/28)(a)	350	397,140
Series 2018-C46, Class AS, 4.38%, 08/15/51	500	567,514
Series 2018-C47, Class A4, 4.44%, 09/15/61	1,250	1,445,089
Series 2018-C48, Class A5, 4.30%, 01/15/52 (Call 12/15/28)	1,000	1,153,876
Series 2019-C49, Class A5, 4.02%, 03/15/52 (Call 02/15/29)	1,150	1,300,497
Series 2019-C50, Class A5, 3.73%, 05/15/52 (Call 04/15/29)	750	836,712
Series 2019-C51, Class AS, 3.58%, 06/15/52 (Call 06/15/29)	492	533,138
Series 2019-C52, Class AS, 3.14%, 08/15/52 (Call 08/15/29)	1,074	1,131,148
Series 2019-C53, Class A4, 3.04%, 10/15/52 (Call 10/15/29)	1,400	1,493,142
Series 2020-C55, Class A5, 2.73%, 02/15/53 (Call 01/15/30)	1,000	1,043,158
Series 2020-C56, Class ASB, 2.42%, 06/15/53 (Call 11/15/29)	2,000	2,082,867
Series 2020-C56, Class C, 3.87%, 06/15/53 (Call 04/15/30)(a)	800	842,603
Series 2020-C57, Class A4, 2.12%, 08/15/53 (Call 08/15/30)	2,919	2,898,398
Series 2020-C58, Class A4, 2.09%, 07/15/53 (Call 11/15/30)	1,000	984,811
Series 2021-C59, Class A5, 2.63%, 04/15/54 (Call 04/15/31)	1,000	1,026,434
WFRBS Commercial Mortgage Trust
Series 2012-C07, Class A2, 3.43%, 06/15/45 (Call 06/15/22)	500	510,523
Series 2012-C10, Class A3, 2.88%, 12/15/45 (Call 12/15/22)	200	205,445
Series 2012-C10, Class AS, 3.24%, 12/15/45 (Call 12/15/22)	250	253,448
Series 2012-C6, Class AS, 3.84%, 04/15/45 (Call 02/15/22) ..	145	147,853
Series 2012-C8, Class A3, 3.00%, 08/15/45 (Call 07/15/22) ..	360	368,216
Series 2012-C8, Class ASB, 2.56%, 08/15/45 (Call 12/15/21)	58	58,077

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2012-C9, Class A3, 2.87%, 11/15/45 (Call 10/15/22)	$175	$179,140
Series 2012-C9, Class C, 4.54%, 11/15/45 (Call 10/15/22)(a).	150	150,192
Series 2013-C13, Class C, 3.91%, 05/15/45 (Call 05/15/23)(a)	110	114,698
Series 2013-C14, Class B, 3.84%, 06/15/46 (Call 05/15/23)(a)	500	520,036
Series 2013-C15, Class A4, 4.15%, 08/15/46 (Call 07/15/23)(a)	750	802,518
Series 2013-C17, Class A3, 3.75%, 12/15/46 (Call 10/15/23)	756	806,792
Series 2013-C17, Class ASB, 3.56%, 12/15/46 (Call 08/15/23)	394	408,000
Series 2013-C18, Class A4, 3.90%, 12/15/46 (Call 12/15/23)	556	589,020
Series 2013-C18, Class A5, 4.16%, 12/15/46 ( Call 12/15/23)(a)	1,000	1,082,523
Series 2013-UBS1, Class A4, 4.08%, 03/15/46 (Call 11/15/23)(a)	797	858,336
Series 2014-C19, Class A4, 3.83%, 03/15/47 (Call 02/15/24)	300	321,141
Series 2014-C19, Class B, 4.72%, 03/15/47 (Call 03/15/24)(a)	300	322,997
Series 2014-C20, Class A5, 4.00%, 05/15/47 (Call 04/15/24)	1,887	2,046,734
Series 2014-C20, Class ASB, 3.64%, 05/15/47 (Call 01/15/24)	227	236,533
Series 2014-C22, Class A4, 3.49%, 09/15/57	1,500	1,591,165
Series 2014-C22, Class A5, 3.75%, 09/15/57	400	434,790
Series 2014-C22, Class AS, 4.07%, 09/15/57(a)	480	521,587
Series 2014-C24, Class A5, 3.61%, 11/15/47 (Call 10/15/24)	100	108,138
Series 2014-C25, Class A5, 3.63%, 11/15/47 (Call 11/15/24)	1,050	1,141,658
Series 2014-LC14, Class A5, 4.05%, 03/15/47 (Call 01/15/24)	950	1,026,738
Series 2014-LC14, Class ASB, 3.52%, 03/15/47 (Call 10/15/23)	84	86,626

		430,239,841

Total Collaterized Mortgage Obligations — 65.5% (Cost: $421,667,264)		430,239,841

U.S. Government Agency Obligations

Mortgage-Backed Securities — 33.4%
Federal National Mortgage Association
Series 2012-M5, Class A2, 2.72%, 02/25/22	82	82,619
Series 2012-M8, Class A2, 2.35%, 05/25/22	243	244,300
Series 2012-M9, Class A2, 2.48%, 04/25/22	313	314,732
Series 2013-M12, Class APT, 2.50%, 03/25/23(a)	488	498,549
Series 2013-M14, Class A2, 3.33%, 10/25/23(a)	2,748	2,920,998
Series 2013-M6, Class 1A2, 3.53%, 02/25/43(a)	498	552,282
Series 2013-M7, Class A2, 2.28%, 12/27/22	422	428,807
Series 2014-M11, Class 1A, 3.22%, 08/25/24(a)	756	810,020
Series 2014-M11, Class 2A, 3.41%, 08/25/26(a)	613	674,839
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	178	189,386
Series 2014-M3, Class A2, 3.50%, 01/25/24(a)	748	795,836
Series 2014-M4, Class A2, 3.35%, 03/25/24(a)	617	660,939
Series 2014-M9, Class A2, 3.10%, 07/25/24(a)	449	479,358
Series 2015-M1, Class A2, 2.53%, 09/25/24	681	715,241

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	$1,989	$2,172,841
Series 2015-M11, Class A2, 2.92%, 04/25/25(a)	800	853,511
Series 2015-M13, Class A2, 2.80%, 06/25/25(a)	959	1,019,267
Series 2015-M2, Class A, 2.62%, 12/25/24	364	383,593
Series 2015-M8, Class A2, 2.90%, 01/25/25(a)	1,250	1,332,116
Series 2016-M9, Class A2, 2.29%, 06/25/26	2,000	2,113,720
Series 2017-M15, Class AV2, 2.71%, 11/25/24(a)	981	1,033,777
Series 2017-M2, Class A2, 2.89%, 02/25/27(a)	987	1,068,423
Series 2017-M3, Class A2, 2.56%, 12/25/26(a)	850	901,424
Series 2017-M4, Class A2, 2.66%, 12/25/26(a)	990	1,055,486
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	1,038	1,132,426
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	2,400	2,634,698
Series 2018-M1, Class A2, 3.08%, 12/25/27(a)	1,000	1,096,415
Series 2018-M10, Class A2, 3.48%, 07/25/28(a)	1,040	1,174,325
Series 2018-M13, Class A2, 3.82%, 09/25/30(a)	100	115,690
Series 2018-M7, Class A2, 3.15%, 03/25/28(a)	800	886,179
Series 2019-M1, Class A2, 3.67%, 09/25/28(a)	3,000	3,423,039
Series 2019-M2, Class A2, 3.75%, 11/25/28(a)	1,000	1,145,712
Series 2019-M5, Class A2, 3.27%, 02/25/29	2,450	2,740,872
Series 2019-M6, Class A1, 3.30%, 08/01/28	1,431	1,562,873
Series 2019-M7, Class A2, 3.14%, 04/25/29	1,300	1,441,543
Series 2019-M9, Class A2, 2.94%, 04/25/29	970	1,062,819
Series 2020-M5, Class A2, 2.21%, 01/25/30	1,300	1,350,180
FHLMC Multifamily Structured Pass Through Certificates
Series K020, Class A2, 2.37%, 05/25/22 (Call 05/25/22)	1,430	1,449,879
Series K023, Class A2, 2.31%, 08/25/22 (Call 08/25/22)	1,000	1,018,533
Series K025, Class A2, 2.68%, 10/25/22 (Call 10/25/22)	1,175	1,205,409
Series K026, Class A2, 2.51%, 11/25/22 (Call 11/25/22)	1,000	1,026,364
Series K027, Class A2, 2.64%, 01/25/23 (Call 01/25/23)	1,000	1,029,174
Series K028, Class A2, 3.11%, 02/25/23 (Call 02/25/23)	1,710	1,779,198
Series K029, Class A2, 3.32%, 02/25/23 (Call 02/25/23)(a)	1,000	1,047,031
Series K031, Class A2, 3.30%, 04/25/23 (Call 04/25/23)(a)	2,000	2,103,482
Series K032, Class A1, 3.02%, 02/25/23 (Call 02/25/23)	187	191,001
Series K032, Class A2, 3.31%, 05/25/23 (Call 05/25/23)(a)	180	190,012
Series K033, Class A2, 3.06%, 07/25/23 (Call 07/25/23)(a)	1,750	1,841,423
Series K034, Class A2, 3.53%, 07/25/23 (Call 07/25/23)(a)	2,271	2,413,090
Series K036, Class A2, 3.53%, 10/25/23 (Call 10/25/23)(a)	3,150	3,364,154
Series K038, Class A2, 3.39%, 03/25/24 (Call 03/25/24)	500	536,914
Series K040, Class A2, 3.24%, 09/25/24 (Call 09/25/24)	1,120	1,209,132
Series K041, Class A2, 3.17%, 10/25/24 (Call 10/25/24)	1,250	1,349,859
Series K043, Class A2, 3.06%, 12/25/24 (Call 12/25/24)	1,000	1,077,112
Series K044, Class A2, 2.81%, 01/25/25 (Call 01/25/25)	1,250	1,332,314
Series K046, Class A2, 3.21%, 03/25/25 (Call 03/25/25)	1,285	1,396,299
Series K048, Class A1, 2.69%, 12/25/24 (Call 10/25/24)	296	306,121
Series K049, Class A2, 3.01%, 07/25/25 (Call 07/25/25)	1,800	1,949,879
Series K050, Class A2, 3.33%, 08/25/25 (Call 08/25/25)(a)	3,450	3,781,149
Series K051, Class A2, 3.31%, 09/25/25 (Call 09/25/25)	2,630	2,883,986
Series K052, Class A2, 3.15%, 11/25/25 (Call 11/25/25)	800	872,659
Series K053, Class A2, 3.00%, 12/25/25 (Call 12/25/25)	1,200	1,303,016
Series K054, Class A2, 2.75%, 01/25/26 (Call 01/25/26)	700	752,844
Series K056, Class A2, 2.53%, 05/25/26 (Call 05/25/26)	1,560	1,665,153
Series K057, Class A1, 2.21%, 06/25/25 (Call 04/25/25)	633	652,572
Series K058, Class A1, 2.34%, 07/25/26 (Call 06/25/26)	1,230	1,278,844
Series K058, Class A2, 2.65%, 08/25/26 (Call 08/25/26)	1,527	1,641,205
Series K059, Class A2, 3.12%, 09/25/26 (Call 09/25/26)(a)	2,700	2,959,860
Series K060, Class A2, 3.30%, 10/25/26 (Call 10/25/26)	2,191	2,428,495
Series K061, Class A1, 3.01%, 08/25/26 (Call 08/25/26)	835	879,996
Series K061, Class A2, 3.35%, 11/25/26 (Call 11/25/26)(a)	1,300	1,442,867
Series K062, Class A2, 3.41%, 12/25/26 (Call 12/25/26)	1,000	1,115,259
Series K063, Class A2, 3.43%, 01/25/27 (Call 01/25/27)(a)	700	780,894

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K064, Class A1, 2.89%, 10/25/26 (Call 10/25/26)	$1,097	$1,167,435
Series K064, Class A2, 3.22%, 03/25/27 (Call 03/25/27)	325	359,603
Series K065, Class A1, 2.86%, 10/25/26 (Call 10/25/26)	1,044	1,105,280
Series K065, Class A2, 3.24%, 04/25/27 (Call 04/25/27)	2,570	2,849,457
Series K066, Class A2, 3.12%, 06/25/27 (Call 06/25/27)	1,610	1,774,061
Series K067, Class A1, 2.90%, 03/25/27 (Call 03/25/27)	897	953,516
Series K067, Class A2, 3.19%, 07/25/27 (Call 07/25/27)	1,600	1,773,656
Series K068, Class A2, 3.24%, 08/25/27 (Call 08/25/27)	1,000	1,110,725
Series K069, Class A2, 3.19%, 09/25/27 (Call 09/25/27)(a)	1,960	2,172,601
Series K070, Class A2, 3.30%, 11/25/27 (Call 11/25/27)(a)	5,541	6,189,165
Series K071, Class A2, 3.29%, 11/25/27 (Call 11/25/27)	1,000	1,113,807
Series K072, Class A2, 3.44%, 12/25/27 (Call 12/25/27)	2,450	2,755,207
Series K073, Class A2, 3.35%, 01/25/28	2,437	2,730,582
Series K074, Class A1, 3.60%, 09/25/27 (Call 09/25/27)	943	1,036,753
Series K074, Class A2, 3.60%, 01/25/28 (Call 01/25/28)	2,000	2,272,508
Series K075, Class A2, 3.65%, 02/25/28 (Call 02/25/28)(a)	1,000	1,139,463
Series K076, Class A1, 3.73%, 12/25/27 (Call 12/25/27)	1,043	1,137,047
Series K076, Class A2, 3.90%, 04/25/28 (Call 04/25/28)	1,000	1,155,561
Series K077, Class A2, 3.85%, 05/25/28 (Call 05/25/28)(a)	1,000	1,153,159
Series K078, Class A2, 3.85%, 06/25/28 (Call 06/25/28)	1,000	1,154,099
Series K079, Class A2, 3.93%, 06/25/28 (Call 06/25/28)	2,000	2,319,873
Series K080, Class A2, 3.93%, 07/25/28 (Call 07/25/28)(a)	700	812,405
Series K081, Class A2, 3.90%, 08/25/28 (Call 08/25/28)(a)	1,500	1,738,752
Series K082, Class A2, 3.92%, 09/25/28 (Call 09/25/28)(a)	2,000	2,321,888
Series K083, Class A2, 4.05%, 09/25/28 (Call 09/25/28)(a)	1,195	1,397,357
Series K084, Class A2, 3.78%, 10/25/28 (Call 10/25/28)(a)	1,000	1,142,324
Series K085, Class A2, 4.06%, 10/25/28 (Call 10/25/28)(a)	1,000	1,161,448
Series K086, Class A2, 3.86%, 11/25/28 (Call 11/25/28)(a)	1,725	1,996,636
Series K087, Class A2, 3.77%, 12/25/28 (Call 12/25/28)	5,986	6,897,122
Series K088, Class A1, 3.48%, 09/25/28 (Call 09/25/28)	344	380,881
Series K088, Class A2, 3.69%, 01/25/29 (Call 01/25/29)	2,010	2,305,449
Series K089, Class A2, 3.56%, 01/25/29 (Call 01/25/29)	2,400	2,732,186
Series K090, Class A2, 3.42%, 02/25/29 (Call 02/25/29)	500	564,433
Series K091, Class A2, 3.51%, 03/25/29 (Call 03/25/29)	5,517	6,261,238
Series K092, Class A2, 3.30%, 04/25/29 (Call 04/25/29)	3,010	3,373,279
Series K094, Class A2, 2.90%, 06/25/29 (Call 06/25/29)	1,420	1,551,940
Series K096, Class A2, 2.52%, 07/25/29 (Call 07/25/29)	1,215	1,295,506
Series K100, Class A2, 2.67%, 09/25/29 (Call 09/25/29)	1,000	1,077,723
Series K101, Class A2, 2.52%, 10/25/29 (Call 10/25/29)	250	266,524
Series K102, Class A1, 2.18%, 05/25/29 (Call 04/25/29)	977	1,024,377
Series K102, Class A2, 2.54%, 10/25/29 (Call 10/25/29)	1,000	1,067,132
Series K103, Class A2, 2.65%, 11/25/29 (Call 11/25/29)	2,720	2,925,649
Series K105, Class A2, 1.87%, 01/25/30 (Call 01/25/30)	835	849,806
Series K106, Class A2, 2.07%, 01/25/30 (Call 01/25/30)	3,500	3,616,956
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	4,153	4,111,525
Series K110, Class A2, 1.48%, 04/25/30 (Call 04/25/30)	4,640	4,575,742
Series K111, Class A2, 1.35%, 05/25/30 (Call 05/25/30)	1,500	1,461,933
Series K115, Class A2, 1.38%, 06/25/30 (Call 06/25/30)	1,000	976,052
Series K1510, Class A2, 3.72%, 01/25/31 (Call 01/25/31)	250	291,020
Series K1510, Class A3, 3.79%, 01/25/34 (Call 01/25/34)	500	584,449
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 05/25/31)	1,230	1,344,968
Series K-1512, Class A3, 3.06%, 04/25/34 (Call 04/25/34)	450	492,832
Series K-1513, Class A3, 2.80%, 08/25/34 (Call 08/25/34)	1,000	1,068,231
Series K-1514, Class A2, 2.86%, 10/25/34 (Call 10/25/34)	1,000	1,075,312
Series K152, Class A2, 3.08%, 01/25/31 (Call 01/25/31)	250	275,976
Series K153, Class A3, 3.12%, 10/25/31 (Call 10/25/31)(a)	500	552,511
Series K154, Class A2, 3.42%, 04/25/32 (Call 12/25/31)	1,500	1,703,971
Series K154, Class A3, 3.46%, 11/25/32 (Call 11/25/32)	345	392,229
Series K157, Class A2, 3.99%, 05/25/33 (Call 05/25/33)(a)	1,076	1,264,251
Series K159, Class A1, 3.95%, 12/25/29 (Call 12/25/29)	794	897,903

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K159, Class A2, 3.95%, 11/25/30 (Call 11/25/30)(a)	$833	$980,851
Series K159, Class A3, 3.95%, 11/25/33 (Call 11/25/33)(a)	1,000	1,185,133
Series K720, Class A2, 2.72%, 06/25/22 (Call 06/25/22)	800	813,622
Series K721, Class A2, 3.09%, 08/25/22 (Call 08/25/22)(a)	993	1,017,138
Series K723, Class A2, 2.45%, 08/25/23 (Call 08/25/23)	455	472,833
Series K724, Class A2, 3.06%, 11/25/23 (Call 11/25/23)(a)	1,400	1,476,357
Series K725, Class A2, 3.00%, 01/25/24 (Call 01/25/24)	1,010	1,069,486
Series K728, Class A2, 3.06%, 08/25/24 (Call 08/25/24)(a)	2,000	2,131,670
Series K729, Class A1, 2.95%, 02/25/24 (Call 02/25/24)	599	612,115
Series K730, Class A2, 3.59%, 01/25/25 (Call 01/25/25)(a)	2,000	2,174,956
Series K731, Class A2, 3.60%, 02/25/25 (Call 02/25/25)(a)	1,000	1,078,716
Series K733, Class A2, 3.75%, 08/25/25 (Call 08/25/25)	1,000	1,107,372
Series K734, Class A2, 3.21%, 02/25/26 (Call 02/25/26)	2,455	2,685,626
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	1,200	1,203,248
Series KS03, Class A4, 3.16%, 05/25/25 (Call 05/25/25)(a)	1,000	1,075,990
Freddie Mac Multifamily Structured Pass Through Certificates,
Series K117, Class A2, 1.41%, 08/25/30 (Call 08/25/30)	1,500	1,464,978

		219,127,579

Total U.S. Government Agency Obligations — 33.4% (Cost: $211,688,018)		219,127,579

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	9,090	$9,090,000

Total Short-Term Investments — 1.4% (Cost: $9,090,000)		9,090,000

Total Investments in Securities — 100.3% (Cost: $642,445,282)		658,457,420

Other Assets, Less Liabilities — (0.3)%		(2,109,495)

Net Assets — 100.0%		$656,347,925

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$3,540,000	$5,550,000	(a)	$—	$—	$—	$9,090,000	9,090	$674	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$430,239,841	$—	$430,239,841
U.S. Government Agency Obligations	—	219,127,579	—	219,127,579
Money Market Funds	9,090,000	—	—	9,090,000

	$9,090,000	$649,367,420	$—	$658,457,420

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) April 30, 2021	iShares® GNMA Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 100.3%
Government National Mortgage Association
1.50%, 05/20/51(a)	$550	$543,018
2.00%, 04/20/51	50,600	51,654,638
2.00%, 05/20/51(a)	22,850	23,315,926
2.50%, 01/15/28	5	5,166
2.50%, 02/20/28	10	10,247
2.50%, 01/20/31	153	160,043
2.50%, 07/20/35	2,420	2,534,966
2.50%, 04/20/43	20	21,448
2.50%, 12/20/46	2,104	2,195,981
2.50%, 01/20/47	206	214,597
2.50%, 08/20/50	23,175	24,074,825
2.50%, 09/20/50	6,826	7,090,889
2.50%, 12/20/50	29,924	31,085,857
2.50%, 01/20/51	5,259	5,462,893
2.50%, 02/20/51	5,852	6,088,854
2.50%, 05/20/51(a)	20,785	21,605,033
3.00%, 07/15/27	6	6,765
3.00%, 09/15/27	10	10,635
3.00%, 01/20/31	200	211,563
3.00%, 07/20/31	332	351,181
3.00%, 02/20/32	256	270,529
3.00%, 09/15/42	6	6,984
3.00%, 10/15/42	45	47,949
3.00%, 01/20/43	502	534,952
3.00%, 07/15/43	87	92,835
3.00%, 09/20/43	1,053	1,124,611
3.00%, 01/15/44	2,282	2,435,773
3.00%, 08/20/44	589	626,688
3.00%, 05/20/45	487	517,843
3.00%, 07/20/45	132	140,232
3.00%, 10/20/45	212	225,289
3.00%, 11/20/45	3,305	3,514,141
3.00%, 12/20/45	2,617	2,782,086
3.00%, 01/20/46	879	934,707
3.00%, 02/20/46	893	948,541
3.00%, 03/20/46	1,153	1,219,401
3.00%, 04/20/46	2,320	2,454,067
3.00%, 05/20/46	2,917	3,085,007
3.00%, 06/20/46	1,039	1,098,559
3.00%, 07/20/46	1,061	1,122,587
3.00%, 08/20/46	6,803	7,195,322
3.00%, 09/20/46	4,539	4,800,401
3.00%, 12/15/46	219	229,948
3.00%, 12/20/46	761	804,896
3.00%, 02/15/47	226	237,699
3.00%, 02/20/47	828	875,408
3.00%, 06/20/47	103	108,311
3.00%, 07/20/47	1,829	1,930,767
3.00%, 12/20/47	1,135	1,198,284
3.00%, 01/20/48	1,625	1,715,291
3.00%, 02/20/48	85	89,711
3.00%, 04/20/49	3,731	3,938,305
3.00%, 07/20/49	853	895,401
3.00%, 09/20/49	67	69,867
3.00%, 11/20/49	2,533	2,651,247
3.00%, 01/20/50	3,144	3,290,052
3.00%, 02/20/50	2,715	2,840,128

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 04/20/50	$18,954	$19,789,998
3.00%, 07/20/50	24,933	26,033,416
3.00%, 08/20/50	2,741	2,863,284
3.00%, 09/20/50	4,098	4,287,438
3.00%, 01/20/51	14,392	15,102,666
3.00%, 05/20/51(a)	350	366,242
3.50%, 02/15/26	4	4,156
3.50%, 11/15/26	3	2,985
3.50%, 02/20/27	8	8,916
3.50%, 01/20/31	66	70,345
3.50%, 07/20/32	184	196,757
3.50%, 09/15/41	7	7,145
3.50%, 06/20/42	4,849	5,156,214
3.50%, 09/15/42	22	24,075
3.50%, 09/20/42	181	196,054
3.50%, 10/15/42	7	7,772
3.50%, 10/20/42	425	461,697
3.50%, 11/15/42	36	38,663
3.50%, 11/20/42	1,390	1,508,578
3.50%, 12/20/42	147	159,520
3.50%, 02/20/43	1,087	1,178,543
3.50%, 03/15/43	619	672,574
3.50%, 05/15/43	50	53,765
3.50%, 06/15/43	141	153,583
3.50%, 04/20/45	484	521,368
3.50%, 09/20/45	5,350	5,764,095
3.50%, 11/20/45	19	20,557
3.50%, 12/20/45	132	142,478
3.50%, 03/20/46	689	740,942
3.50%, 04/20/46	109	117,206
3.50%, 06/20/46	1,088	1,169,737
3.50%, 07/20/46	6,501	6,989,381
3.50%, 11/20/46	19	20,699
3.50%, 12/20/46	256	275,723
3.50%, 01/20/47	96	102,985
3.50%, 02/20/47	235	252,554
3.50%, 03/20/47	496	530,196
3.50%, 04/20/47	2,092	2,237,893
3.50%, 08/20/47	746	810,235
3.50%, 10/20/47	14,651	15,662,929
3.50%, 11/20/47	1,920	2,051,001
3.50%, 12/15/47	557	603,536
3.50%, 12/20/47	641	698,949
3.50%, 01/20/48	640	683,898
3.50%, 02/20/48	2,754	2,942,155
3.50%, 04/20/48	162	176,038
3.50%, 01/20/50	7,035	7,473,140
3.50%, 03/20/50	5,950	6,320,830
3.50%, 04/20/50	20,910	22,210,904
3.50%, 05/20/50	13,559	14,402,815
3.50%, 06/20/50	1,336	1,421,029
3.50%, 08/20/50	5,890	6,272,815
3.50%, 05/20/51(a)	2,800	2,970,078
4.00%, 03/20/26	3	2,956
4.00%, 07/20/26	2	2,335
4.00%, 02/15/41	8	9,381
4.00%, 03/15/41	13	14,890
4.00%, 04/15/41	42	46,026
4.00%, 05/15/41	8	8,770
4.00%, 12/15/41	11	12,399

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® GNMA Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 01/15/42	$7	$7,914
4.00%, 02/15/42	24	26,843
4.00%, 03/15/42	56	62,209
4.00%, 05/15/42	9	9,946
4.00%, 08/15/42	15	17,071
4.00%, 09/20/42	267	294,999
4.00%, 04/15/44	59	64,274
4.00%, 05/15/44	53	57,709
4.00%, 08/20/44	40	44,135
4.00%, 10/20/44	441	483,359
4.00%, 03/20/45	1,699	1,862,140
4.00%, 08/15/45	3,891	4,264,925
4.00%, 08/20/45	759	828,749
4.00%, 09/20/45	1,061	1,159,363
4.00%, 10/20/45	10	10,395
4.00%, 01/20/46	16	17,425
4.00%, 03/20/46	182	199,380
4.00%, 07/20/46	19	20,115
4.00%, 09/20/46	537	580,068
4.00%, 11/20/46	212	228,884
4.00%, 12/15/46	35	38,366
4.00%, 06/20/47	3,471	3,741,402
4.00%, 07/20/47	738	795,754
4.00%, 08/20/47	13	14,471
4.00%, 11/20/47	213	230,085
4.00%, 03/20/48	2,176	2,344,793
4.00%, 04/20/48	974	1,060,750
4.00%, 05/20/48	4,472	4,853,760
4.00%, 07/20/48	837	898,709
4.00%, 09/20/48	1,102	1,182,727
4.00%, 11/20/48	16,159	17,367,003
4.00%, 09/15/49	461	498,466
4.00%, 01/20/50	1,249	1,335,149
4.00%, 02/20/50	28	29,598
4.00%, 09/20/50	800	851,452
4.00%, 05/20/51(a)	10,630	11,368,079
4.50%, 07/20/24	2	1,885
4.50%, 08/15/39	126	141,228
4.50%, 07/15/40	34	37,859
4.50%, 08/15/40	56	62,972
4.50%, 11/20/45	326	363,499
4.50%, 08/20/46	538	600,253
4.50%, 09/20/46	83	93,198
4.50%, 10/20/46	93	104,003
4.50%, 11/20/46	100	111,391
4.50%, 04/20/47	11	12,357
4.50%, 06/20/47	13	14,570
4.50%, 02/20/48	757	823,513
4.50%, 06/20/48	51	55,311
4.50%, 07/20/48	322	350,042
4.50%, 08/20/48	268	290,284
4.50%, 09/20/48	7,796	8,455,451
4.50%, 10/20/48	267	289,314
4.50%, 12/20/48	2,677	2,896,304
4.50%, 01/20/49	380	410,951

Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 03/20/49	$41	$43,997
4.50%, 06/20/49	1,537	1,664,344
4.50%, 08/20/49	492	532,857
4.50%, 10/20/49	370	399,768
4.50%, 01/20/50	2,028	2,196,665
4.50%, 05/20/51(a)	6,359	6,882,259
5.00%, 07/15/39	29	32,607
5.00%, 07/20/42	168	186,035
5.00%, 07/20/46	68	77,160
5.00%, 04/20/48	99	108,633
5.00%, 05/20/48	566	622,821
5.00%, 11/20/48	148	161,322
5.00%, 12/20/48	139	151,391
5.00%, 01/20/49	425	463,822
5.00%, 04/20/49	27	29,651
5.00%, 09/20/50	548	602,840
5.00%, 05/20/51(a)	7,487	8,204,734
5.50%, 10/15/38	19	21,241
5.50%, 07/20/40	268	302,732
5.50%, 05/20/51(a)	625	691,113
6.00%, 09/20/38	26	29,418
6.00%, 05/20/51(a)	200	224,524

		510,320,439

Total U.S. Government & Agency Obligations — 100.3% (Cost: $508,464,249)		510,320,439

Short-Term Investments

Money Market Funds — 14.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	73,664	73,664,000

Total Short-Term Investments — 14.5% (Cost: $73,664,000)		73,664,000

Total Investments Before TBA Sales Commitments — 114.8% (Cost: $582,128,249)		583,984,439

TBA Sales Commitments

Mortgage-Backed Securities — (1.0)%
Government National Mortgage Association, 2.50%, 05/20/51(a)	$(5,000)	(5,197,266)

Total TBA Sales Commitments — (1.0)% (Proceeds: $(5,182,617))		(5,197,266)

Total Investments, Net of TBA Sales Commitments — 113.8% (Cost: $576,945,632)		578,787,173

Other Assets, Less Liabilities — (13.8)%		(69,876,336)

Net Assets — 100.0%		$508,910,837

(a)	TBA transaction.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares GNMA Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$97,794,000	$—	$(24,130,000	)(a)	$—	$—	$73,664,000	73,664	$28,736	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Agency Obligations	$—	$510,320,439	$—	$510,320,439
Money Market Funds	73,664,000	—	—	73,664,000

	73,664,000	510,320,439	—	583,984,439

Liabilities
TBA Sales Commitments	—	(5,197,266)	—	(5,197,266)

	$73,664,000	$505,123,173	$—	$578,787,173

See notes to financial statements.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	iShares® Treasury Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 95.2%
U.S. Treasury Floating Rate Note
0.05%, 04/30/23, (3 mo.Treasury money market yield + 0.034%)(a)	$28,000	$27,999,966
0.07%, 01/31/23, (3 mo.Treasury money market yield + 0.049%)(a)	32,067	32,078,667
0.08%, 07/31/22, (3 mo.Treasury money market yield + 0.055%)(a)	15,664	15,671,767
0.08%, 10/31/22, (3 mo.Treasury money market yield + 0.055%)(a)	147,111	147,187,299
0.13%, 04/30/22, (3 mo.Treasury money market yield + 0.114%)(a)	16,067	16,082,749
0.17%, 01/31/22, (3 mo.Treasury money market yield + 0.154%)(a)	11,843	11,855,289
0.24%, 07/31/21, (3 mo.Treasury money market yield + 0.220%)(a)	604	604,420

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.32%, 10/31/21, (3 mo.Treasury money market yield + 0.300%)(a)	$59,502	$59,587,787

		311,067,944

Total U.S. Government Obligations — 95.2% (Cost: $310,913,006)		311,067,944

Total Investments in Securities — 95.2% (Cost: $310,913,006)		311,067,944

Other Assets, Less Liabilities — 4.8%		15,784,106

Net Assets — 100.0%		$326,852,050

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$40,490,250	$—	$(40,490,250	)(b)	$—	$—	$—	—	$13,805	(c)	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$311,067,944	$—	$311,067,944

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) April 30, 2021	iShares® U.S. Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.4%
U.S. Treasury Note/Bond
0.13%, 04/30/22(a)	$140	$140,082
0.13%, 07/31/22	2,660	2,661,247
0.13%, 08/31/22	59,845	59,868,377
0.13%, 09/30/22	174,199	174,253,437
0.13%, 10/31/22	165,618	165,643,878
0.13%, 11/30/22	3,955	3,955,154
0.13%, 12/31/22	81,050	81,034,170
0.13%, 01/31/23	18,600	18,594,188
0.13%, 02/28/23	83,920	83,883,940
0.13%, 03/31/23	4,150	4,147,730
0.13%, 04/30/23	202,208	202,065,824
0.13%, 05/15/23	1,309	1,307,671
0.13%, 07/15/23	225,858	225,487,453
0.13%, 08/15/23	27,710	27,654,796
0.13%, 09/15/23	69,599	69,435,877
0.13%, 10/15/23	260,175	259,483,910
0.13%, 12/15/23	60	59,780
0.13%, 01/15/24	3,667	3,651,530
0.13%, 02/15/24	194	193,136
0.25%, 04/15/23	6,350	6,360,914
0.25%, 11/15/23	88,088	88,095,081
0.25%, 03/15/24(a)	183	182,685
0.25%, 05/31/25	67,150	66,132,258
0.25%, 07/31/25	10,940	10,746,841
0.25%, 08/31/25	81,774	80,215,183
0.25%, 10/31/25	324,274	317,345,176
0.38%, 03/31/22	10	9,627
0.38%, 04/15/24	42,008	42,060,510
0.38%, 11/30/25	336,316	330,535,372
0.38%, 12/31/25	38	37,298
0.38%, 01/31/26	243	238,187
0.38%, 09/30/27	5,080	4,819,848
0.50%, 02/28/26(a)	236,463	232,916,055
0.50%, 04/30/27	1,734	1,673,175
0.50%, 06/30/27	6,231	5,991,496
0.50%, 08/31/27	1,475	1,413,906
0.50%, 10/31/27	4,766	4,551,344
0.63%, 11/30/27	45,701	43,935,442
0.63%, 12/31/27	35,120	33,712,456
0.63%, 08/15/30	316,043	289,623,780
0.75%, 03/31/26(a)	85,708	85,373,203
0.75%, 04/30/26	78,828	78,458,494
0.75%, 01/31/28	28	27,062
0.88%, 11/15/30(a)	13,373	12,506,219
1.13%, 02/28/25	76,184	77,826,718
1.13%, 02/28/27	279	280,079
1.13%, 02/29/28(a)	28,586	28,300,140
1.13%, 02/15/31(a)	180,391	172,273,405
1.13%, 05/15/40	392,032	327,913,328
1.13%, 08/15/40	356,545	297,158,307
1.25%, 08/31/24	256,775	263,796,191
1.25%, 03/31/28	131,573	131,182,393
1.25%, 04/30/28	45,371	45,193,770
1.25%, 05/15/50	156	121,040
1.38%, 01/31/22	10	10,098
1.38%, 10/15/22	51,376	52,315,218
1.38%, 02/15/23	12,376	12,647,692

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.38%, 06/30/23	$143,687	$147,335,302
1.38%, 08/31/23	1,296	1,330,779
1.38%, 11/15/40	329	286,641
1.38%, 08/15/50	4	3,207
1.50%, 02/28/23(a)	99,088	101,526,494
1.50%, 10/31/24	84,105	87,104,526
1.50%, 08/15/26	6,212	6,395,617
1.50%, 02/15/30	50,539	50,385,512
1.63%, 08/15/22	500	509,902
1.63%, 08/31/22	4,000	4,081,250
1.63%, 11/15/22	101,324	103,659,202
1.63%, 04/30/23	1,067	1,097,843
1.63%, 05/31/23	3,032	3,122,486
1.63%, 02/15/26	113,880	118,257,262
1.63%, 05/15/26	372,760	386,753,060
1.63%, 11/30/26	2,990	3,092,431
1.63%, 08/15/29	2,240	2,266,619
1.63%, 11/15/50(a)	1,891	1,617,520
1.75%, 02/28/22	1	1,014
1.75%, 05/31/22	1,000	1,018,086
1.75%, 06/30/22	1,272	1,296,645
1.75%, 07/15/22	69,097	70,478,940
1.75%, 09/30/22	31,945	32,686,428
1.75%, 01/31/23	111,434	114,550,670
1.75%, 05/15/23	984	1,015,327
1.75%, 11/15/29	2	1,531
1.88%, 01/31/22	10	10,136
1.88%, 02/28/22	10	10,150
1.88%, 03/31/22	1	1,016
1.88%, 04/30/22	223,983	227,998,946
1.88%, 05/31/22	3,000	3,058,125
1.88%, 07/31/22	83,584	85,451,580
1.88%, 08/31/22	350,281	358,517,665
1.88%, 09/30/22	375,394	384,749,524
1.88%, 10/31/22	30,964	31,774,386
1.88%, 08/31/24	1	1,048
1.88%, 07/31/26	6,282	6,592,665
1.88%, 02/15/41	850	808,563
1.88%, 02/15/51(a)	731,535	665,468,245
2.00%, 12/31/21	10	10,129
2.00%, 07/31/22	1,000	1,023,789
2.00%, 10/31/22	49,627	51,018,883
2.00%, 11/30/22	6,469	6,660,038
2.00%, 04/30/24	104	108,622
2.00%, 05/31/24	1,251	1,313,892
2.00%, 02/15/25	331,895	350,097,366
2.00%, 08/15/25	262,265	277,078,770
2.00%, 11/15/26	206,767	218,026,108
2.00%, 02/15/50	3,394	3,182,561
2.13%, 08/15/21	4	4,024
2.13%, 12/31/21	10	10,035
2.13%, 05/15/22	213,717	218,258,486
2.13%, 06/30/22	198,186	202,861,951
2.13%, 12/31/22	130,117	134,417,477
2.13%, 11/30/23	187,983	197,014,997
2.13%, 02/29/24	1,972	2,073,296
2.13%, 09/30/24	24,752	26,162,671
2.13%, 05/15/25	223,815	237,375,466
2.25%, 04/15/22	114,384	116,778,915
2.25%, 12/31/23	142,333	149,794,363

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® U.S. Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.25%, 01/31/24	$509	$536,399
2.25%, 10/31/24	86,958	92,335,130
2.25%, 11/15/24	421,064	447,232,365
2.25%, 11/15/25	17,411	18,589,750
2.25%, 02/15/27	334,496	357,126,852
2.25%, 08/15/27	422,929	450,931,527
2.25%, 11/15/27	199,765	212,781,471
2.25%, 08/15/49	52,167	51,698,609
2.38%, 02/29/24	1,290	1,365,183
2.38%, 08/15/24	738,447	785,955,895
2.38%, 05/15/27	278,524	299,359,439
2.38%, 05/15/29	18,637	19,953,431
2.38%, 11/15/49	2,851	2,903,899
2.50%, 01/15/22	2	2,034
2.50%, 02/15/22	1	1,019
2.50%, 03/31/23	1,464	1,529,423
2.50%, 08/15/23	1,219	1,282,273
2.50%, 01/31/24	13,723	14,554,421
2.50%, 02/15/45	535	558,385
2.50%, 02/15/46	4,943	5,152,529
2.50%, 05/15/46	188,748	196,696,061
2.63%, 02/28/23	25,138	26,269,210
2.63%, 06/30/23	4,090	4,305,204
2.63%, 12/31/23	120,947	128,487,290
2.63%, 02/15/29	15,350	16,723,923
2.75%, 07/31/23	39,134	41,364,332
2.75%, 08/31/23	5,029	5,324,061
2.75%, 02/15/24	163	173,583
2.75%, 06/30/25	101,414	110,200,572
2.75%, 02/15/28	375,791	412,327,866
2.75%, 11/15/42	373,550	408,833,401
2.75%, 08/15/47	2,692	2,940,043
2.75%, 11/15/47	583	637,315
2.88%, 10/31/23	1,922	2,046,998
2.88%, 11/30/23	4,410	4,706,641
2.88%, 04/30/25	2,896	3,156,661
2.88%, 05/31/25	202,284	220,758,217
2.88%, 11/30/25	24,809	27,188,144
2.88%, 05/15/28	282,352	312,285,501
2.88%, 08/15/28	90,603	100,283,210
2.88%, 05/15/43	29,752	33,201,484
2.88%, 08/15/45	66,668	74,358,481
2.88%, 11/15/46	255,739	285,418,710
2.88%, 05/15/49	8,877	9,969,981
3.00%, 10/31/25	19,867	21,866,893
3.00%, 11/15/44	7,004	7,971,975
3.00%, 02/15/48	93,361	106,923,874
3.00%, 08/15/48	13,043	14,956,143
3.00%, 02/15/49	14,771	16,974,533

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.13%, 11/15/28	$72,205	$81,264,471
3.13%, 11/15/41	21,139	24,534,090
3.13%, 02/15/43	65,551	76,082,342
3.13%, 08/15/44	1,095	1,272,100
3.13%, 05/15/48	3,296	3,862,114
3.38%, 05/15/44	40,751	49,212,212
3.63%, 08/15/43	2,345	2,935,738
3.75%, 08/15/41	17,044	21,595,946
3.75%, 11/15/43	467,970	596,734,360
3.88%, 08/15/40	1	898
4.25%, 05/15/39	448	597,433
4.25%, 11/15/40	1	673
4.38%, 11/15/39	5	6,107
4.38%, 05/15/40	1	1,363
4.50%, 02/15/36(a)	251	336,121
4.50%, 05/15/38	39	53,482
4.75%, 02/15/37	20,271	28,072,168
5.50%, 08/15/28	12,795	16,513,547
6.25%, 05/15/30	4	5,612
7.13%, 02/15/23	162,151	182,413,654
U.S. Treasury STRIPS Coupon 0.00%, 08/15/25(b)	46	44,578
0.00%, 05/15/26(b)	6,493	6,188,170
0.00%, 11/15/26(b)	10,937	10,291,821
0.00%, 02/15/27(b)	4,672	4,368,888

		16,193,678,582

Total U.S. Government Obligations — 99.4% (Cost: $16,301,225,687)		16,193,678,582

Short-Term Investments

Money Market Funds — 5.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)(e)	936,946	936,945,566

Total Short-Term Investments — 5.7% (Cost: $936,945,566)		936,945,566

Total Investments in Securities — 105.1% (Cost: $17,238,171,253)		17,130,624,148

Other Assets, Less Liabilities — (5.1)%		(830,863,392)

Net Assets — 100.0%		$16,299,760,756

(a)	All or a portion of this security is on loan.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® U.S. Treasury Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$516,571,506	$420,374,060	(a)	$—	$—	$—	$936,945,566	936,946	$267,322	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$16,193,678,582	$—	$16,193,678,582
Money Market Funds	936,945,566	—	—	936,945,566

	$936,945,566	$16,193,678,582	$—	$17,130,624,148

See notes to financial statements.

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

April 30, 2021

	iShares CMBS ETF	iShares GNMA Bond ETF	iShares Treasury Floating Rate Bond ETF	iShares U.S. Treasury Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$649,367,420	$510,320,439	$311,067,944	$16,193,678,582
Affiliated(c)	9,090,000	73,664,000	—	936,945,566
Cash	—	7,138	15,812,339	7,575
Receivables:
Investments sold	191,334	6,597	—	9,185,631
Securities lending income — Affiliated	—	—	183	75,755
TBA sales commitments	—	5,182,617	—	—
Capital shares sold	5,412,868	—	—	4,232,171
Dividends	72	1,211	195	2,946
Interest	1,612,830	1,172,308	12,554	85,729,557

Total assets	665,674,524	590,354,310	326,893,215	17,229,857,783

LIABILITIES
Bank overdraft	42,158	—	—	—
Collateral on securities loaned, at value	—	—	—	926,580,566
TBA sales commitments, at value(d)	—	5,197,266	—	—
Payables:
Investments purchased	9,157,360	76,190,288	—	2,902,640
Investment advisory fees	127,081	55,919	41,165	613,821

Total liabilities	9,326,599	81,443,473	41,165	930,097,027

NET ASSETS	$656,347,925	$508,910,837	$326,852,050	$16,299,760,756

NET ASSETS CONSIST OF:
Paid-in capital	$637,103,614	$513,717,742	$326,648,479	$16,432,272,094
Accumulated earnings (loss)	19,244,311	(4,806,905)	203,571	(132,511,338)

NET ASSETS	$656,347,925	$508,910,837	$326,852,050	$16,299,760,756

Shares outstanding	12,150,000	10,100,000	6,500,000	618,800,000

Net asset value	$54.02	$50.39	$50.28	$26.34

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$—	$—	$906,603,596
(b) Investments, at cost — Unaffiliated	$633,355,282	$508,464,249	$310,913,006	$16,301,225,687
(c) Investments, at cost — Affiliated	$9,090,000	$73,664,000	$—	$936,945,566
(d) Proceeds from TBA sales commitments	$—	$5,182,617	$—	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	25

Statement of Operations  (unaudited)

Six Months Ended April 30, 2021

	iShares CMBS ETF	iShares GNMA Bond ETF	iShares Treasury Floating Rate Bond ETF	iShares U.S. Treasury Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$674	$28,736	$4,869	$54,795
Interest — Unaffiliated	6,789,634	562,469	285,621	76,396,696
Securities lending income — Affiliated — net	—	—	8,936	212,527

Total investment income	6,790,308	591,205	299,426	76,664,018

EXPENSES
Investment advisory fees	643,582	377,465	276,993	9,632,363
Miscellaneous	173	173	173	173

Total expenses	643,755	377,638	277,166	9,632,536

Less:
Investment advisory fees waived	—	(46,273)	—	—

Total expenses after fees waived	643,755	331,365	277,166	9,632,536

Net investment income	6,146,553	259,840	22,260	67,031,482

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	2,082,212	(388,319)	35,248	(119,281,403)
In-kind redemptions — Unaffiliated	—	—	64,899	87,059,342

Net realized gain (loss)	2,082,212	(388,319)	100,147	(32,222,061)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(9,357,106)	(1,320,695)	(88,651)	(556,601,552)

Net change in unrealized appreciation (depreciation)	(9,357,106)	(1,320,695)	(88,651)	(556,601,552)

Net realized and unrealized gain (loss)	(7,274,894)	(1,709,014)	11,496	(588,823,613)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,128,341)	$(1,449,174)	$33,756	$(521,792,131)

See notes to financial statements.

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares CMBS ETF		iShares GNMA Bond ETF
	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,146,553	$11,438,349	$259,840	$4,637,731
Net realized gain (loss)	2,082,212	3,283,936	(388,319)	1,401,127
Net change in unrealized appreciation (depreciation)	(9,357,106)	9,268,077	(1,320,695)	(16,364)

Net increase (decrease) in net assets resulting from operations	(1,128,341)	23,990,362	(1,449,174)	6,022,494

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income and net realized gain	(7,778,152)	(11,396,821)	(4,079,510)	(4,719,036)
Return of capital	—	—	—	(1,059,609)

Decrease in net assets resulting from distributions to shareholders	(7,778,152)	(11,396,821)	(4,079,510)	(5,778,645)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	174,058,977	56,577,750	33,156,235	302,286,876

NET ASSETS
Total increase in net assets	165,152,484	69,171,291	27,627,551	302,530,725
Beginning of period	491,195,441	422,024,150	481,283,286	178,752,561

End of period	$656,347,925	$491,195,441	$508,910,837	$481,283,286

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statements of Changes in Net Assets  (continued)

	iShares Treasury Floating Rate Bond ETF		iShares U.S. Treasury Bond ETF
	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$22,260	$2,922,918	$67,031,482	$218,424,996
Net realized gain (loss)	100,147	279,190	(32,222,061)	914,519,738
Net change in unrealized appreciation (depreciation)	(88,651)	621,247	(556,601,552)	5,624,404

Net increase (decrease) in net assets resulting from operations	33,756	3,823,355	(521,792,131)	1,138,569,138

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(77,549)	(3,673,140)	(192,218,040)	(229,963,044)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(80,455,255)	(100,629,285)	1,976,133,072	(1,090,179,532)

NET ASSETS
Total increase (decrease) in net assets	(80,499,048)	(100,479,070)	1,262,122,901	(181,573,438)
Beginning of period	407,351,098	507,830,168	15,037,637,855	15,219,211,293

End of period	$326,852,050	$407,351,098	$16,299,760,756	$15,037,637,855

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares CMBS ETF
	Six Months Ended 04/30/21 (unaudited)		Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of period	$54.88		$53.42	$49.36	$51.60	$52.43	$51.45

Net investment income(a)	0.65		1.39	1.45	1.37	1.28	1.20
Net realized and unrealized gain (loss)(b)		(0.67)	1.47	4.04	(2.26)	(0.88)	0.97

Net increase (decrease) from investment operations		(0.02)	2.86	5.49	(0.89)	0.40	2.17

Distributions(c)
From net investment income		(0.63)	(1.40)	(1.43)	(1.35)	(1.23)	(1.19)
From net realized gain		(0.21)	—	—	—	—	—

Total distributions		(0.84)	(1.40)	(1.43)	(1.35)	(1.23)	(1.19)

Net asset value, end of period	$54.02		$54.88	$53.42	$49.36	$51.60	$52.43

Total Return
Based on net asset value	(0.05	)%(d)	5.42%	11.27%	(1.74)%	0.80%	4.27%

Ratios to Average Net Assets
Total expenses	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	2.39	%(e)	2.58%	2.81%	2.72%	2.49%	2.29%

Supplemental Data
Net assets, end of period (000)	$656,348		$491,195	$422,024	$310,990	$250,247	$246,412

Portfolio turnover rate(f)	9	%(d)	26%	21%	13%	19%	61%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	29

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares GNMA Bond ETF
	Six Months Ended 04/30/21 (unaudited)		Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18		Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of period	$50.93		$50.35	$47.67	$49.74		$50.83	$50.26

Net investment income(a)	0.03		0.77	1.34	1.12		0.80	0.53
Net realized and unrealized gain (loss)(b)		(0.16)	0.82	2.69	(2.05)		(0.72)	0.83

Net increase (decrease) from investment operations		(0.13)	1.59	4.03	(0.93)		0.08	1.36

Distributions(c)
From net investment income		(0.41)	(0.82)	(1.35)	(1.14)		(0.79)	(0.54)
From net realized gain	—		—	—	—		(0.26)	(0.25)
Return of capital	—		(0.19)	—	(0.00	)(d)	(0.12)	—

Total distributions		(0.41)	(1.01)	(1.35)	(1.14)		(1.17)	(0.79)

Net asset value, end of period	$50.39		$50.93	$50.35	$47.67		$49.74	$50.83

Total Return
Based on net asset value	(0.26	)%(e)	3.18%	8.55%	(1.90)%		0.18%	2.71%

Ratios to Average Net Assets
Total expenses	0.15	%(f)	0.15%	0.15%	0.15%		0.15%	0.15%

Total expenses after fees waived	0.13	%(f)	0.12%	0.13%	0.12%		0.12%	0.10%

Net investment income	0.10	%(f)	1.51%	2.71%	2.31%		1.60%	1.05%

Supplemental Data
Net assets, end of period (000)	$508,911		$481,283	$178,753	$102,483		$126,827	$175,375

Portfolio turnover rate(g)(h)	278	%(e)	699%	529%	834%		917%	1,233%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Rounds to less than $0.01.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

(h) Includes mortgage dollar roll transactions (“MDRs”)

See notes to financial statements.

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Treasury Floating Rate Bond ETF
	Six Months Ended 04/30/21 (unaudited)		Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of period	$50.29		$50.28	$50.31	$50.24	$50.14	$50.08

Net investment income(a)	0.00	(b)	0.31	1.08	0.92	0.39	0.14
Net realized and unrealized gain (loss)(c)	0.00	(b)	0.08	(0.04)	(0.07)	0.01	0.06

Net increase from investment operations	—		0.39	1.04	0.85	0.40	0.20

Distributions(d)
From net investment income		(0.01)	(0.38)	(1.07)	(0.78)	(0.30)	(0.14)

Total distributions		(0.01)	(0.38)	(1.07)	(0.78)	(0.30)	(0.14)

Net asset value, end of period	$50.28		$50.29	$50.28	$50.31	$50.24	$50.14

Total Return
Based on net asset value	0.00	%(e)(f)	0.78%	2.09%	1.70%	0.80%	0.40%

Ratios to Average Net Assets
Total expenses	0.15	%(g)	0.15%	0.15%	0.15%	0.15%	0.15%

Total expenses after fees waived	0.15	%(g)	0.15%	0.15%	0.15%	0.15%	0.11%

Net investment income	0.01	%(g)	0.62%	2.15%	1.83%	0.77%	0.29%

Supplemental Data
Net assets, end of period (000)	$326,852		$407,351	$507,830	$306,913	$25,122	$20,056

Portfolio turnover rate(h)	52	%(e)	44%	20%	17%	68%	25%

(a)	Based on average shares outstanding.
(b)	Rounds to less than $0.01.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Rounds to less than 0.01%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Treasury Bond ETF
	Six Months Ended 04/30/21 (unaudited)		Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of period	$27.66		$26.28	$24.17	$25.16	$25.74	$25.28

Net investment income(a)	0.12		0.39	0.53	0.48	0.40	0.36
Net realized and unrealized gain (loss)(b)		(1.08)	1.40	2.10	(1.00)	(0.61)	0.45

Net increase (decrease) from investment operations		(0.96)	1.79	2.63	(0.52)	(0.21)	0.81

Distributions(c)
From net investment income		(0.12)	(0.41)	(0.52)	(0.47)	(0.37)	(0.35)
From net realized gain		(0.24)	—	—	—	—	—

Total distributions		(0.36)	(0.41)	(0.52)	(0.47)	(0.37)	(0.35)

Net asset value, end of period	$26.34		$27.66	$26.28	$24.17	$25.16	$25.74

Total Return
Based on net asset value	(3.49	)%(d)	6.84%	10.99%	(2.10)%	(0.82)%	3.23%

Ratios to Average Net Assets
Total expenses	0.13	%(e)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	0.93	%(e)	1.43%	2.09%	1.95%	1.58%	1.39%

Supplemental Data
Net assets, end of period (000)	$16,299,761		$15,037,638	$15,219,211	$6,747,196	$5,211,634	$2,635,596

Portfolio turnover rate(f)	57	%(d)	91%	22%	27%	47%	48%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
CMBS	Diversified
GNMA Bond	Diversified
Treasury Floating Rate Bond	Diversified
U.S. Treasury Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls and TBA sales commitments ) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements  (unaudited) (continued)

securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Stripped Bonds: A stripped bond is a bond that has had its coupon payments and principal repayment stripped into two separate components then selling the separate parts as a zero-coupon bond and an interest paying coupon bond. Once stripped, each component trades as a separate security. Stripped bonds have a greater sensitivity to changes in interest rates than similar maturity debt obligations which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
U.S. Treasury Bond
Barclays Capital Inc.	$1,070,155	$1,070,155		$—	$—
BofA Securities, Inc.	46,753,967	46,753,967		—	—
Citigroup Global Markets Inc.	122,841,712	122,841,712		—	—
Credit Suisse AG	181,937,500	181,937,500		—	—
Deutsche Bank Securities Inc.	63,863,022	63,863,022		—	—
Goldman Sachs & Co.	73,214,010	73,214,010		—	—
JPMorgan Securities LLC	416,923,230	416,923,230		—	—

	$906,603,596	$906,603,596		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
CMBS	0.25%
GNMA Bond	0.15
Treasury Floating Rate Bond	0.15
U.S. Treasury Bond	0.05

Effective April 1, 2021, for its investment advisory services to the iShares U.S. Treasury Bond ETF, BFA is entitled to an annual investment advisory fee of 0.05%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to April 1, 2021, BFA was entitled to an annual investment advisory fee of 0.15%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements  (unaudited) (continued)

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For the iShares GNMA Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
GNMA Bond	$46,273

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended April 30, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Treasury Floating Rate Bond	$3,830
U.S. Treasury Bond	89,363

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
U.S. Treasury Bond	$3,124,900,002	$3,702,020,001	$(37,813,988)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

6.	PURCHASES AND SALES

For the six months ended April 30, 2021, purchases and sales of investments, including mortgage dollar rolls and excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
CMBS	$102,595,181	$20,935,456	$105,158,383	$27,884,030
GNMA Bond	1,429,037,224	1,394,219,022	—	—
Treasury Floating Rate Bond	208,991,446	175,620,477	—	—
U.S. Treasury Bond	8,537,402,338	8,321,101,467	—	—

For the six months ended April 30, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
CMBS	$10,271,099	$—
Treasury Floating Rate Bond	33,599,610	110,496,435
U.S. Treasury Bond	3,659,175,447	1,754,701,846

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
GNMA Bond	$2,436,184
Treasury Floating Rate Bond	20,703

As of April 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CMBS	$642,491,482	$19,775,576	$(3,809,638)	$15,965,938
GNMA Bond	576,940,335	9,156,899	(2,112,795)	7,044,104
Treasury Floating Rate Bond	310,913,006	154,972	(34)	154,938
U.S. Treasury Bond	17,243,212,933	96,647,773	(209,236,558)	(112,588,785)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements  (unaudited) (continued)

risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/21		Year Ended 10/31/20
iShares ETF	Shares	Amount	Shares	Amount

CMBS
Shares sold	3,800,000	$206,909,229	2,150,000	$116,484,415
Shares redeemed	(600,000)	(32,850,252)	(1,100,000)	(59,906,665)

Net increase	3,200,000	$174,058,977	1,050,000	$56,577,750

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/21		Year Ended 10/31/20
iShares ETF	Shares	Amount	Shares	Amount

GNMA Bond
Shares sold	1,250,000	$63,539,431	6,700,000	$342,951,025
Shares redeemed	(600,000)	(30,383,196)	(800,000)	(40,664,149)

Net increase	650,000	$33,156,235	5,900,000	$302,286,876

Treasury Floating Rate Bond
Shares sold	700,000	$35,199,148	3,600,000	$180,980,299
Shares redeemed	(2,300,000)	(115,654,403)	(5,600,000)	(281,609,584)

Net decrease	(1,600,000)	$(80,455,255)	(2,000,000)	$(100,629,285)

U.S. Treasury Bond
Shares sold	142,600,000	$3,809,738,295	279,100,000	$7,601,212,924
Shares redeemed	(67,500,000)	(1,833,605,223)	(314,600,000)	(8,691,392,456)

Net increase (decrease)	75,100,000	$1,976,133,072	(35,500,000)	$(1,090,179,532)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Statement Regarding Liquidity Risk Management Program  (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares CMBS ETF, iShares GNMA Bond ETF , iShares Treasury Floating Rate Bond ETF and iShares U.S. Treasury Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
CMBS(a)	$0.627774	$0.206969	$0.004582	$0.839325	75%	24%	1%		100%
GNMA Bond(a)	0.072896	—	0.336748	0.409644	18	—	82		100
Treasury Floating Rate Bond(a)	0.007202	—	0.002626	0.009828	73	—	27		100
U.S. Treasury Bond(a)	0.122606	0.241148	0.000411	0.364165	34	66	0	(b)	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

S U P P L E M E N T A L I N F O R M A T I O N	41

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

STRIPS	Separate Trading of Registered Interest & Principal of Securities

TBA	To-Be-Announced

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	43

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or Interactive Data Pricing and Reference Data LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1005-0421

APRIL 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

🌑	iShares Core 1-5 Year USD Bond ETF | ISTB | NASDAQ

🌑	iShares Core International Aggregate Bond ETF | IAGG | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2021 reflected a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the response to the virus’s spread was well underway, and countries around the world felt the effect of economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses were imposed in many parts of the world, workers were laid off, and unemployment claims spiked, causing a global recession.

As May 2020 began, stocks had just begun to recover from the lowest point following the onset of the pandemic. This recovery continued throughout the reporting period, as businesses continued re-opening and governments learned to adapt to life with the virus. Equity prices rose through the summer, fed by strong fiscal and monetary support and improving economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large-and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns late in the reporting period, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by announcing that inflation could exceed its 2% target for a sustained period without triggering a rate increase. To stabilize credit markets, the Fed also continued purchasing significant quantities of bonds, as did other influential central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in technology, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are underweight overall on credit, global high-yield and Asian bonds present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	28.85%	45.98%

U.S. small cap equities (Russell 2000® Index)	48.06	74.91

International equities (MSCI Europe, Australasia, Far East Index)	28.84	39.88

Emerging market equities (MSCI Emerging Markets Index)	22.95	48.71

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.05	0.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.26)	(7.79)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.52)	(0.27)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.42	7.40

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.98	19.57
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2021	iShares® Core 1-5 Year USD Bond ETF

Investment Objective

The iShares Core 1-5 Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield with remaining maturities between one and five years, as represented by the Bloomberg Barclays U.S. Universal 1-5 Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	0.76%	2.96%	2.72%	2.11%	2.96%	14.37%	19.53%
Fund Market	0.76	2.85	2.69	2.12	2.85	14.18	19.63
Index	0.86	3.11	2.82	2.22	3.11	14.89	20.58

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Index Performance through June 2, 2014 reflects the performance of the Bloomberg Barclays U.S. Government/Credit 1-5 Year Bond Index. Index performance beginning on June 3, 2014 reflects the performance of the Bloomberg Barclays U.S. Universal 1-5 Year Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 1,007.60	$ 0.30		$ 1,000.00	$ 1,024.50	$ 0.30		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	57.8%
Aa	3.8
A	12.5
Baa	13.7
Ba	3.9
B	3.0
Caa	1.0
Not Rated	4.3

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments (a)

U.S. Government & Agency Obligations	54.2%
Corporate Bonds & Notes	37.3
Foreign Government Obligations	6.6
Collaterized Mortgage Obligations	1.6
Asset-Backed Securities	0.5
Municipal Debt Obligations	0.1
TBA Sales Commitments	(0.3)
Common Stocks	0.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2021	iShares® Core International Aggregate Bond ETF

Investment Objective

The iShares Core International Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of global non-U.S. dollar-denominated investment-grade bonds that mitigates exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the Bloomberg Barclays Global Aggregate ex USD 10% Issuer Capped (Hedged) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(1.66)%	(0.02)%	3.51%	3.85%	(0.02)%	18.80%	22.95%
Fund Market	(1.70)	0.01	3.50	3.88	0.01	18.77	23.15
Index	(1.61)	0.07	3.63	3.95	0.07	19.54	23.60

The inception date of the Fund was 11/10/15. The first day of secondary market trading was 11/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 983.40	$ 0.44		$ 1,000.00	$ 1,024.30	$ 0.45		0.09%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)

Foreign Government Obligations	79.4%
Corporate Bonds & Notes	20.6

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

China	13.8%
Japan	11.7
France	10.4
Germany	9.3
United Kingdom	9.0
Italy	6.6
Canada	6.0
Spain	4.7
Australia	3.1
Supranational	2.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

American Express Credit Account Master Trust Series 2018-2, Class A, 3.01%, 10/15/25	$3,000	$3,150,887
AmeriCredit Automobile Receivables Trust Series 2021-1, Class A3, 0.37%, 08/18/25 (Call 09/18/24)	2,290	2,289,436
Drive Auto Receivables Trust Series 2018-2, Class D, 4.14%, 08/15/24 (Call 07/15/22)	2,325	2,373,386
GM Financial Automobile Leasing Trust Series 2020-2, Class A3, 0.80%, 07/20/23 (Call 03/20/23)	2,790	2,806,507
GM Financial Consumer Automobile Receivables Trust
Series 2019-2, Class A4, 2.65%, 02/16/24 (Call 10/16/22)	1,050	1,063,851
Series 2020-2, Class A3, 1.49%, 12/16/24 (Call 08/16/23)	1,861	1,887,367
Honda Auto Receivables Owner Trust
Series 2019-2, Class A4, 2.54%, 03/21/25 (Call 10/21/22)	2,375	2,447,462
Series 2020-2, Class A4, 1.09%, 10/15/26 (Call 07/15/23)	2,750	2,790,882
Nissan Auto Lease Trust Series 2020-A, Class A4, 1.88%, 04/15/25 (Call 10/15/22)	1,870	1,902,461
Santander Drive Auto Receivables Trust
Series 2018-4, Class C, 3.56%, 07/15/24 (Call 08/15/22)	929	936,792
Series 2020-1, Class C, 4.11%, 12/15/25 (Call 06/15/23)	1,018	1,074,175
USAA Auto Owner Trust Series 2019-1, Class A4, 2.14%, 11/15/24 (Call 06/15/22)	4,070	4,150,985
World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 07/15/25 (Call 10/15/23)	430	430,945

Total Asset-Backed Securities — 0.5% (Cost: $26,946,707)		27,305,136

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.6%
Benchmark Mortgage Trust
Series 2018-B21, Class A2, 1.74%, 12/17/53 (Call 12/15/25)	1,000	1,016,401
Series 2018-B4, Class A2, 3.98%, 07/15/51	3,420	3,625,284
COMM Mortgage Trust
Series 2012-CR1, Class A3, 3.39%, 05/15/45 (Call 04/15/22)	651	662,897
Series 2013-CR12, Class A4, 4.05%, 10/10/46 (Call 10/10/23)	2,000	2,148,042
Series 2013-CR8, Class A5, 3.61%, 06/10/46 (Call 05/10/23)(a)	5,366	5,658,256
Series 2013-CR9, Class A4, 4.36%, 07/10/45(a)	2,000	2,133,598
Series 2014-CR20, Class A3, 3.33%, 11/10/47 (Call 09/10/24)	3,787	4,022,981
Series 2014-CR20, Class A4, 3.59%, 11/10/47 (Call 10/10/24)	4,200	4,546,917
Series 2015-PC1, Class A5, 3.90%, 07/10/50 (Call 05/10/25)	4,000	4,408,090
Freddie Mac Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.67%, 12/25/24 (Call 12/25/24)	5,000	5,325,737
GS Mortgage Securities Trust
Series 2014-GC20, Class AAB, 3.66%, 04/10/47	1,309	1,364,899

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-GC24, Class A4, 3.67%, 09/10/47 (Call 08/10/24)	$1,989	$2,087,351
Series 2014-GC24, Class A5, 3.93%, 09/10/47 (Call 08/10/24)	4,000	4,364,006
Series 2017-GS7, Class AAB, 3.20%, 08/10/50 (Call 03/10/27)	4,000	4,297,543
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	2,830	3,052,123
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 02/15/24)	225	243,598
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 08/15/24)	3,000	3,256,215
Series 2015-C27, Class AS, 3.02%, 02/15/48 (Call 11/15/24)	1,502	1,566,259
Series 2015-C29, Class A4, 3.61%, 05/15/48 (Call 05/15/25)	2,000	2,179,452
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.80%, 07/15/47 (Call 05/15/24)	150	161,976
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A4, 4.22%, 07/15/46 (Call 06/15/23)(a)	3,000	3,170,128
Series 2013-C10, Class AS, 4.22%, 07/15/46 (Call 06/15/23)(a)	1,000	1,054,334
Series 2013-C11, Class A4, 4.30%, 08/15/46 (Call 07/15/23)(a)	1,000	1,055,807
Series 2013-C7, Class A3, 2.66%, 02/15/46 (Call 11/15/22)	2,020	2,058,225
Series 2014-C17, Class A4, 3.44%, 08/15/47 (Call 02/15/24)	3,000	3,111,882
Series 2014-C18, Class ASB, 3.62%, 10/15/47	1,116	1,165,628
Series 2015-C22, Class A4, 3.31%, 04/15/48 (Call 04/15/25)	250	268,753
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/52 (Call 11/15/29)	970	1,047,385
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 03/10/46 (Call 01/10/23)	800	832,803
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class ASB, 3.24%, 12/15/47 (Call 10/15/24)	1,096	1,143,887
Series 2016-NXS5, Class A6, 3.64%, 01/15/59 (Call 01/15/26)	5,000	5,517,329
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.88%, 12/15/45 (Call 12/15/22)	3,000	3,081,673

		79,629,459

Total Collaterized Mortgage Obligations — 1.6% (Cost: $79,037,100)		79,629,459

Corporate Bonds & Notes

Advertising — 0.0%
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/22)(b)	200	210,144
MDC Partners Inc., 7.50%, 05/01/24 (Call 05/01/21)(b)(c)	375	381,293
Omnicom Group Inc./Omnicom Capital Inc., 3.65%, 11/01/24 (Call 08/01/24)	373	407,029
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/25 (Call 06/15/22)(b)	175	185,731

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Advertising (continued)
WPP Finance 2010
3.63%, 09/07/22	$161	$167,683
3.75%, 09/19/24	268	292,897

		1,644,777

Aerospace & Defense — 0.6%
Airbus Finance BV, 2.70%, 04/17/23(b)	539	560,927
BAE Systems Holdings Inc.
3.80%, 10/07/24(b)	181	198,068
3.85%, 12/15/25 (Call 09/15/25)(b)	1,000	1,103,770
Boeing Co. (The)
1.43%, 02/04/24 (Call 02/04/22)	1,000	1,003,020
1.88%, 06/15/23 (Call 04/15/23)	365	372,545
1.95%, 02/01/24	1,000	1,027,900
2.20%, 02/04/26 (Call 02/04/23)	1,700	1,702,040
2.75%, 02/01/26 (Call 01/01/26)	1,025	1,063,663
2.80%, 03/01/23 (Call 02/01/23)	170	176,110
2.80%, 03/01/24 (Call 02/01/24)	373	390,960
2.85%, 10/30/24 (Call 07/30/24)	61	63,993
4.51%, 05/01/23 (Call 04/01/23)	1,213	1,295,448
4.88%, 05/01/25 (Call 04/01/25)	1,318	1,479,560
Embraer Netherlands Finance BV, 5.05%, 06/15/25	800	840,384
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	211	218,094
2.25%, 11/15/22 (Call 08/15/22)	497	509,738
2.38%, 11/15/24 (Call 09/15/24)	112	118,477
3.25%, 04/01/25 (Call 03/01/25)	1,105	1,201,743
3.38%, 05/15/23 (Call 04/15/23)	698	739,936
3.50%, 05/15/25 (Call 03/15/25)	74	81,469
Hexcel Corp., 4.95%, 08/15/25 (Call 05/15/25)	150	163,556
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	605	662,626
6.88%, 05/01/25 (Call 04/01/25)	515	597,364
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	49	53,922
3.85%, 06/15/23 (Call 05/15/23)	696	741,539
3.95%, 05/28/24 (Call 02/28/24)	335	364,202
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	472	506,753
3.10%, 01/15/23 (Call 11/15/22)	403	420,184
3.55%, 01/15/26 (Call 10/15/25)	1,010	1,121,120
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	888	950,835
3.25%, 08/01/23	196	208,683
Raytheon Technologies Corp.
2.50%, 12/15/22 (Call 09/15/22)	717	737,757
3.20%, 03/15/24 (Call 01/15/24)	286	305,216
3.70%, 12/15/23 (Call 09/15/23)	80	85,931
3.95%, 08/16/25 (Call 06/16/25)	795	887,466
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(b)	400	403,696
Spirit AeroSystems Inc.
3.95%, 06/15/23 (Call 05/15/23)	155	153,497
5.50%, 01/15/25 (Call 10/15/22)(b)	220	232,747
7.50%, 04/15/25 (Call 04/15/22)(b)	525	562,590
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(b)	240	267,559
ST Engineering RHQ Ltd., 1.50%, 04/29/25 (Call 01/29/25)(d)	600	605,454
Teledyne Technologies Inc., 0.65%, 04/01/23	165	164,985
TransDigm Inc.
6.25%, 03/15/26 (Call 03/15/22)(b)	1,925	2,038,267
6.50%, 05/15/25 (Call 05/15/21)	325	330,444

Security	Par (000)	Value

Aerospace & Defense (continued)
8.00%, 12/15/25 (Call 04/08/22)(b)	$500	$543,185
Triumph Group Inc.
5.25%, 06/01/22 (Call 06/01/21)	140	138,929
6.25%, 09/15/24 (Call 09/15/21)(b)	200	202,186
7.75%, 08/15/25 (Call 08/15/21)	225	223,438
8.88%, 06/01/24 (Call 02/01/23)(b)	335	372,600

		28,194,576

Agriculture — 0.4%
Altria Group Inc., 2.35%, 05/06/25 (Call 04/06/25)	1,063	1,109,995
Archer-Daniels-Midland Co., 2.75%, 03/27/25 (Call 02/27/25)	86	91,950
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)	501	527,338
3.22%, 08/15/24 (Call 06/15/24)	1,070	1,138,491
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	2,285	2,273,529
3.95%, 06/15/25(b)	199	218,231
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	212	214,567
3.00%, 09/25/22 (Call 08/25/22)	324	333,885
4.35%, 03/15/24 (Call 02/15/24)	521	570,703
Cargill Inc.
0.40%, 02/02/24 (Call 01/02/24)(b)	510	507,644
0.75%, 02/02/26 (Call 01/02/26)(b)	1,500	1,468,755
1.38%, 07/23/23(b)	1,221	1,247,471
3.25%, 03/01/23(b)	100	105,453
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc., 8.50%, 12/15/22 (Call 06/15/21)(b)	100	102,806
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(b)	475	500,949
3.50%, 02/11/23 (Call 11/11/22)(b)	300	311,367
3.75%, 07/21/22 (Call 05/21/22)(b)	560	576,996
4.25%, 07/21/25 (Call 04/21/25)(b)	515	565,861
JBS Investments II GmbH, 7.00%, 01/15/26 (Call 01/15/22)(b)	425	452,145
MHP SE, 7.75%, 05/10/24(d)	200	211,384
Philip Morris International Inc.
1.13%, 05/01/23	284	288,331
1.50%, 05/01/25 (Call 04/01/25)	742	756,640
2.13%, 05/10/23 (Call 03/10/23)	406	419,698
2.38%, 08/17/22 (Call 07/17/22)	628	643,738
2.50%, 08/22/22	494	508,618
2.50%, 11/02/22 (Call 10/02/22)	693	714,421
2.63%, 03/06/23	60	62,510
2.88%, 05/01/24 (Call 04/01/24)	422	449,063
3.25%, 11/10/24	422	458,486
3.38%, 08/11/25 (Call 05/11/25)	112	122,144
3.60%, 11/15/23	235	254,138
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	1,256	1,398,154
4.85%, 09/15/23	248	271,721
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/23)(b)	125	129,398
Viterra Finance BV, 2.00%, 04/21/26 (Call 03/21/26)(b)	500	497,775

		19,504,355

Airlines — 0.3%
American Airlines Group Inc.
3.75%, 03/01/25(b)	370	325,359
5.00%, 06/01/22(b)	250	248,122

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
American Airlines Inc., 11.75%, 07/15/25(b)	$1,050	$1,317,729
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(b)	300	315,009
American Airlines Pass Through Trust
Series 2013-1, Class A, 4.00%, 01/15/27	105	97,262
Series 2013-2, Class A, 4.95%, 01/15/23	201	201,743
British Airways 2013-1 Class A Pass Through Trust, 4.63%, 12/20/25(b)	30	30,845
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	378	381,394
3.63%, 03/15/22 (Call 02/15/22)	402	408,010
3.80%, 04/19/23 (Call 03/19/23)	344	355,703
7.00%, 05/01/25(b)	1,524	1,772,945
7.38%, 01/15/26 (Call 12/15/25)	625	732,694
Delta Air Lines Inc. Pass Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25	20	20,874
Delta Air Lines Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(b)	1,205	1,292,194
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, 02/10/24(e)	49	51,647
Gol Finance SA, 7.00%, 01/31/25(d)	250	227,970
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(b)	570	602,427
Korean Air Lines Co. Ltd., 2.00%, 09/04/22(d)	400	405,844
Southwest Airlines Co.
2.75%, 11/16/22 (Call 10/16/22)	124	127,517
4.75%, 05/04/23	1,995	2,155,159
5.25%, 05/04/25 (Call 04/04/25)	892	1,021,902
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(b)	380	430,217
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 05/15/27	145	143,676
UAL Pass Through Trust, Series 2007-1A, 6.64%, 01/02/24	32	33,351
United Airlines Holdings Inc.
4.25%, 10/01/22	219	223,387
4.88%, 01/15/25(e)	225	228,121
5.00%, 02/01/24(e)	150	154,318
United Airlines Inc., 4.38%, 04/15/26 (Call 10/15/25)(b)	795	824,836

		14,130,255

Apparel — 0.1%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(b)	375	395,408
5.38%, 05/15/25 (Call 05/15/22)(b)	275	289,273
Levi Strauss & Co., 5.00%, 05/01/25 (Call 05/01/21)	95	96,975
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(b)	200	212,120
NIKE Inc., 2.40%, 03/27/25 (Call 02/27/25)	563	596,144
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	385	427,569
Ralph Lauren Corp.
1.70%, 06/15/22	135	137,188
3.75%, 09/15/25 (Call 07/15/25)	28	30,908
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	325	331,965
4.25%, 04/01/25 (Call 01/01/25)	157	170,723
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)	373	391,773
William Carter Co. (The), 5.50%, 05/15/25 (Call 05/15/22)(b)	250	264,490
Wolverine World Wide Inc., 6.38%, 05/15/25 (Call 05/15/22)(b)	160	171,147

		3,515,683

Security	Par (000)	Value

Auto Manufacturers — 1.4%
American Honda Finance Corp.
0.65%, 09/08/23	$100	$100,546
0.88%, 07/07/23	410	413,977
1.20%, 07/08/25	51	51,361
1.95%, 05/20/22	132	134,200
1.95%, 05/10/23	700	721,273
2.05%, 01/10/23	269	276,777
2.15%, 09/10/24	505	528,326
2.20%, 06/27/22	242	247,249
2.40%, 06/27/24	387	407,631
2.60%, 11/16/22	249	257,695
2.90%, 02/16/24	142	150,908
3.45%, 07/14/23	405	431,617
3.55%, 01/12/24	467	504,640
3.63%, 10/10/23	244	262,576
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(b)	550	598,889
BMW Finance NV, 2.40%, 08/14/24 (Call 07/14/24)(b)	500	524,735
BMW U.S. Capital LLC
0.80%, 04/01/24(b)	335	336,581
2.25%, 09/15/23 (Call 07/15/23)(b)	225	233,298
3.15%, 04/18/24 (Call 03/18/24)(b)	530	566,782
3.45%, 04/12/23 (Call 03/12/23)(b)	452	476,666
3.80%, 04/06/23(b)	364	386,648
3.90%, 04/09/25 (Call 03/09/25)(b)	899	994,788
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	135	133,637
3.65%, 10/01/23 (Call 07/01/23)	336	360,068
Daimler Finance North America LLC
2.13%, 03/10/25(b)	405	418,446
2.55%, 08/15/22(b)	165	169,452
2.70%, 06/14/24(b)	304	320,218
3.30%, 05/19/25(b)	310	334,837
3.65%, 02/22/24(b)	480	516,778
3.70%, 05/04/23(b)	405	429,174
Ford Motor Co.
8.50%, 04/21/23	1,685	1,887,234
9.00%, 04/22/25 (Call 03/22/25)	1,605	1,960,652
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)	200	202,846
3.09%, 01/09/23	525	535,526
3.10%, 05/04/23	440	449,684
3.34%, 03/28/22 (Call 02/28/22)	410	415,687
3.35%, 11/01/22	490	501,172
3.37%, 11/17/23	420	433,482
3.38%, 11/13/25 (Call 10/13/25)	930	952,915
3.55%, 10/07/22	228	233,721
3.66%, 09/08/24	500	520,570
3.81%, 01/09/24 (Call 11/09/23)	500	518,750
4.06%, 11/01/24 (Call 10/01/24)	530	557,904
4.13%, 08/04/25	600	632,562
4.14%, 02/15/23 (Call 01/15/23)	465	482,456
4.25%, 09/20/22	200	206,510
4.38%, 08/06/23	400	422,080
4.39%, 01/08/26	500	533,860
4.69%, 06/09/25 (Call 04/09/25)	450	483,741
5.13%, 06/16/25 (Call 05/16/25)	660	721,103
5.58%, 03/18/24 (Call 02/18/24)	565	615,867
Geely Automobile Holdings Ltd.
3.63%, 01/25/23(d)	200	206,064

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.00%, (Call 12/04/24)(a)(d)(f)	$200	$204,232
Geely Finance Hong Kong Ltd., 3.00%, 03/05/25(d)	200	202,758
General Motors Co.
4.88%, 10/02/23	279	305,340
5.40%, 10/02/23	732	809,943
6.13%, 10/01/25 (Call 09/01/25)	365	433,138
General Motors Financial Co. Inc.
1.05%, 03/08/24	285	285,536
1.25%, 01/08/26 (Call 12/08/25)	500	493,520
1.70%, 08/18/23	97	99,039
2.75%, 06/20/25 (Call 05/20/25)	2,075	2,181,530
2.90%, 02/26/25 (Call 01/26/25)	648	683,912
3.15%, 06/30/22 (Call 05/30/22)	905	929,064
3.25%, 01/05/23 (Call 12/05/22)	279	290,319
3.50%, 11/07/24 (Call 09/07/24)	442	476,021
3.55%, 07/08/22	262	271,036
3.70%, 05/09/23 (Call 03/09/23)	767	807,590
3.95%, 04/13/24 (Call 02/13/24)	390	421,555
4.00%, 01/15/25 (Call 10/15/24)	40	43,578
4.15%, 06/19/23 (Call 05/19/23)	846	903,570
4.25%, 05/15/23	313	334,390
4.30%, 07/13/25 (Call 04/13/25)	110	121,799
4.35%, 04/09/25 (Call 02/09/25)	86	95,365
5.10%, 01/17/24 (Call 12/17/23)	864	955,515
5.20%, 03/20/23	2,000	2,165,380
5.25%, 03/01/26 (Call 12/01/25)	100	115,109
Harley-Davidson Financial Services Inc.
2.55%, 06/09/22 (Call 05/09/22)(b)	257	261,256
3.35%, 02/15/23 (Call 01/15/23)(b)	185	192,824
3.35%, 06/08/25 (Call 05/08/25)(b)	667	708,454
Hyundai Capital America
0.80%, 01/08/24(b)	1,200	1,192,368
1.25%, 09/18/23(b)	1,622	1,635,738
1.30%, 01/08/26 (Call 12/08/25)(b)	1,200	1,179,864
1.80%, 10/15/25 (Call 09/15/25)(b)	780	786,880
2.38%, 02/10/23(b)	189	194,063
2.65%, 02/10/25 (Call 01/10/25)(b)	375	391,369
2.85%, 11/01/22(b)	730	752,440
3.40%, 06/20/24(d)	450	480,474
4.13%, 06/08/23(d)	300	320,127
4.30%, 02/01/24(d)	225	244,312
5.88%, 04/07/25 (Call 03/07/25)(b)	1,015	1,173,381
Hyundai Capital Services Inc.
1.25%, 02/08/26(d)	200	196,526
3.00%, 08/29/22(d)	400	411,260
3.75%, 03/05/23(d)	250	263,147
Jaguar Land Rover Automotive PLC
5.63%, 02/01/23 (Call 06/01/21)(b)	150	150,500
7.75%, 10/15/25 (Call 10/15/22)(b)	400	434,280
Navistar International Corp., 9.50%, 05/01/25 (Call 04/21/22)(b)	290	314,691
Nissan Motor Acceptance Corp.
1.05%, 03/08/24(b)	45	44,987
2.60%, 09/28/22(b)	390	399,450
2.65%, 07/13/22(b)	25	25,534
3.45%, 03/15/23(b)	110	115,071
3.88%, 09/21/23(b)	361	384,072
Nissan Motor Co. Ltd.
3.04%, 09/15/23(b)	755	790,447
3.52%, 09/17/25 (Call 08/17/25)(b)	975	1,041,651

Security	Par (000)	Value

Auto Manufacturers (continued)
PACCAR Financial Corp.
0.35%, 08/11/23	$62	$61,959
0.80%, 06/08/23	36	36,330
1.80%, 02/06/25	86	88,668
1.90%, 02/07/23	83	85,280
2.00%, 09/26/22	257	263,032
2.15%, 08/15/24	385	404,631
2.30%, 08/10/22	195	199,955
2.65%, 05/10/22	279	286,017
2.65%, 04/06/23	79	82,621
3.40%, 08/09/23	111	118,519
Stellantis NV, 5.25%, 04/15/23	550	596,194
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/21)(b)	800	829,008
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	1,115	1,119,917
1.34%, 03/25/26 (Call 02/25/26)	2,050	2,063,366
2.16%, 07/02/22	339	346,431
2.36%, 07/02/24	321	338,475
3.42%, 07/20/23	233	248,627
Toyota Motor Credit Corp.
0.35%, 10/14/22	70	70,136
0.45%, 07/22/22	152	152,433
0.50%, 08/14/23	161	161,547
1.15%, 05/26/22	376	379,692
1.35%, 08/25/23	1,395	1,425,230
1.80%, 02/13/25	348	360,096
2.00%, 10/07/24	435	455,241
2.15%, 09/08/22	455	466,584
2.25%, 10/18/23	163	170,205
2.63%, 01/10/23	201	208,857
2.70%, 01/11/23	191	198,802
2.80%, 07/13/22	493	508,012
2.90%, 03/30/23	2,025	2,125,663
2.90%, 04/17/24	173	184,845
3.00%, 04/01/25	125	134,924
3.35%, 01/08/24	226	243,305
3.40%, 04/14/25	18	19,702
3.45%, 09/20/23	629	674,131
Volkswagen Group of America Finance LLC
0.75%, 11/23/22(b)	785	787,928
0.88%, 11/22/23(b)	1,000	1,004,420
1.25%, 11/24/25 (Call 10/24/25)(b)	1,700	1,692,078
2.85%, 09/26/24(b)	215	228,270
3.35%, 05/13/25(b)	980	1,059,674
4.25%, 11/13/23(b)	710	771,763
Wabash National Corp., 5.50%, 10/01/25 (Call 10/01/21)(b)	150	152,985

		73,284,117

Auto Parts & Equipment — 0.1%
Adient U.S. LLC, 9.00%, 04/15/25 (Call 04/15/22)(b)	270	299,214
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/22)	325	336,638
6.25%, 03/15/26 (Call 03/15/22)	175	179,847
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	235	256,314
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)(e)	149	162,038
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(b)	235	252,244
Cooper-Standard Automotive Inc., 13.00%, 06/01/24 (Call 06/01/22)(b)	100	114,426
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/22)(b)	200	206,406

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Dana Inc., 5.50%, 12/15/24 (Call 12/15/21)	$75	$76,534
GC EOS Buyer Inc., 9.25%, 08/01/25 (Call 08/01/22)(b)	50	54,224
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23 (Call 05/06/21)	365	365,040
9.50%, 05/31/25 (Call 05/31/22)	360	405,666
Hankook Tire & Technology Co. Ltd., 3.50%, 01/30/23(d)	200	208,922
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	176	190,524
Meritor Inc.
6.25%, 02/15/24 (Call 02/15/22)(e)	62	62,977
6.25%, 06/01/25 (Call 06/01/22)(b)	185	198,194
Nemak SAB de CV, 4.75%, 01/23/25 (Call 01/23/22)(d)	400	413,128
Tenneco Inc., 5.38%, 12/15/24 (Call 12/15/21)	90	90,640
Titan International Inc., 6.50%, 11/30/23 (Call 11/30/21)	200	206,618
Toyota Industries Corp., 3.24%, 03/16/23 (Call 02/16/23)(b)	250	261,487
Weichai International Hong Kong Energy Group Co. Ltd., 3.75%, (Call 09/14/22)(a)(d)(f)	400	406,596
ZF North America Capital Inc.
4.50%, 04/29/22(b)	235	241,787
4.75%, 04/29/25(b)	450	485,415

		5,474,879

Banks — 10.3%
ABN AMRO Bank NV
4.40%, 03/27/28 (Call 03/27/23)(a)(d)	400	422,976
4.75%, 07/28/25(b)	500	562,085
ABQ Finance Ltd., 1.88%, 09/08/25(d)	600	600,852
Abu Dhabi Commercial Bank PJSC, 4.00%, 03/13/23(d)	200	212,008
ADCB Finance Cayman Ltd.
4.00%, 03/29/23(d)	200	212,122
4.50%, 03/06/23(d)	640	678,893
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(a)(d)(f)	400	438,660
Agricultural Bank of China Ltd./Hong Kong, 0.87%, 07/30/22, (3 mo. LIBOR US + 0.680%)(a)(d)	600	599,970
Agricultural Bank of China Ltd./New York, 1.25%, 01/19/26(d)	400	396,608
Agricultural Bank of China Ltd./Singapore, 0.86%, 09/23/22, (3 mo. LIBOR US + 0.660%)(a)(d)	600	600,516
Agricultural Bank of China Ltd/Hong Kong, 1.00%, 10/22/23(d)	400	401,936
AHB Sukuk Co. Ltd., 4.38%, 09/19/23(d)	200	215,990
AIB Group PLC, 4.26%, 04/10/25 (Call 04/10/24)(a)(b)	575	623,455
Akbank T.A.S., 6.80%, 02/06/26(d)	200	207,118
Akbank TAS
5.00%, 10/24/22(d)	300	304,743
5.13%, 03/31/25(d)	200	199,216
AKCB Finance Ltd., 4.75%, 10/09/23(d)	400	433,396
Amber Circle Funding Ltd., 3.25%, 12/04/22(d)	1,040	1,078,168
ANZ New Zealand Int’l Ltd./London, 3.40%, 03/19/24(b)	360	388,242
ASB Bank Ltd.
3.13%, 05/23/24(b)	200	214,028
3.75%, 06/14/23(b)	450	480,479
Australia & New Zealand Banking Group Ltd., 2.95%, 07/22/30 (Call 07/22/25)(a)(b)	1,000	1,037,080
Australia & New Zealand Banking Group Ltd./New York NY
2.63%, 05/19/22	255	261,372
2.63%, 11/09/22	775	802,334
Banco BBVA Peru SA
5.00%, 08/26/22(b)	350	363,146
5.25%, 09/22/29 (Call 09/22/24)(a)(d)	200	203,516

Security	Par (000)	Value

Banks (continued)
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	$1,750	$1,756,002
1.13%, 09/18/25	2,100	2,074,863
Banco Bradesco SA/Cayman Islands
2.85%, 01/27/23(d)	800	817,560
3.20%, 01/27/25(d)	200	204,868
Banco Davivienda SA, 5.88%, 07/09/22(d)	200	209,402
Banco de Bogota SA, 5.38%, 02/19/23(d)(e)	200	212,052
Banco de Credito del Peru
2.70%, 01/11/25 (Call 12/11/24)(d)(e)	400	408,196
3.13%, 07/01/30 (Call 07/01/25)(a)(d)	600	583,962
4.25%, 04/01/23(d)	400	419,676
Banco del Estado de Chile, 2.70%, 01/09/25 (Call 12/09/24)(d)	400	417,860
Banco do Brasil SA/Cayman
3.88%, 10/10/22	600	620,364
4.63%, 01/15/25(d)	400	427,316
4.75%, 03/20/24(d)	600	642,000
4.88%, 04/19/23(d)	400	425,684
5.88%, 01/19/23(d)	400	426,568
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 06/06/24(d)	650	697,450
Banco Safra SA/Cayman Islands, 4.13%, 02/08/23(d)	200	207,698
Banco Santander Chile, 2.70%, 01/10/25
(Call 12/10/24)(d)	500	523,140
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
4.13%, 11/09/22(d)(e)	300	313,071
5.38%, 04/17/25(d)	1,000	1,129,120
Banco Santander SA
1.85%, 03/25/26	1,100	1,109,031
2.71%, 06/27/24	980	1,034,459
2.75%, 05/28/25	990	1,042,272
3.13%, 02/23/23	265	276,867
3.85%, 04/12/23	445	473,004
Bancolombia SA
3.00%, 01/29/25 (Call 12/29/24)	725	744,792
5.13%, 09/11/22	500	522,770
Bangkok Bank PCL/Hong Kong, 4.05%, 03/19/24(d)	400	434,776
Banistmo SA, 3.65%, 09/19/22(d)(e)	400	409,088
Bank Mandiri Persero Tbk PT
3.75%, 04/11/24(d)	200	211,706
4.75%, 05/13/25(d)	200	220,564
Bank Muscat SAOG
4.75%, 03/17/26(d)	400	415,232
4.88%, 03/14/23(d)	200	208,906
Bank of America Corp.
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(a)	5,155	5,166,856
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(a)	1,000	1,002,760
1.20%, 10/24/26 (Call 10/24/25)(a)	3,035	3,013,634
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(a)	3,602	3,611,149
1.49%, 05/19/24 (Call 05/19/23)(a)	70	71,218
1.73%, 07/22/27 (Call 07/22/26)(a)	5,000	5,046,200
2.02%, 02/13/26 (Call 02/13/25)(a)	4,185	4,319,004
2.46%, 10/22/25 (Call 10/22/24)(a)	1,010	1,060,449
2.50%, 10/21/22 (Call 10/21/21)	1,111	1,122,254
2.82%, 07/21/23 (Call 07/21/22), (3 mo. LIBOR US + 0.930%)(a)	448	460,602
3.00%, 12/20/23 (Call 12/20/22), (3 mo. LIBOR US + 0.790%)(a)	2,070	2,151,496

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.09%, 10/01/25 (Call 10/01/24)(a)	$50	$53,447
3.30%, 01/11/23	1,038	1,090,533
3.37%, 01/23/26 (Call 01/23/25)(a)	989	1,068,179
3.46%, 03/15/25 (Call 03/15/24)(a)	1,034	1,109,068
3.55%, 03/05/24 (Call 03/05/23)(a)	1,430	1,506,305
3.86%, 07/23/24 (Call 07/23/23)(a)	1,133	1,210,882
3.88%, 08/01/25	170	189,479
4.00%, 04/01/24	886	972,784
4.00%, 01/22/25	222	244,353
4.10%, 07/24/23	1,047	1,130,833
4.13%, 01/22/24	986	1,080,173
4.20%, 08/26/24	1,008	1,111,522
4.45%, 03/03/26	500	566,700
Series L, 3.95%, 04/21/25	340	373,976
Series N, 1.66%, 03/11/27 (Call 03/11/26)(a)	2,700	2,722,923
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(a)(b)(f)	1,200	1,298,016
Bank of China Ltd., 5.00%, 11/13/24(d)	1,200	1,340,040
Bank of China Ltd./Hong Kong
1.03%, 03/08/23, (3 mo. LIBOR US + 0.850%)(a)(d)	200	200,404
2.38%, 01/16/25(d)	600	619,494
3.13%, 04/17/24(d)	200	213,216
Bank of China Ltd./Paris
0.95%, 09/21/23(d)	600	601,146
1.06%, 11/22/22, (3 mo. LIBOR US + 0.88%)(a)(d)	800	802,536
Bank of China Ltd./Singapore, 1.04%, 04/17/23, (3 mo. LIBOR US + 0.85%)(a)(d)	900	901,800
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25)(a)(d)(f)	1,200	1,238,496
Bank of Communications Co. Ltd./Hong Kong
0.76%, 01/22/23, (3 mo. LIBOR US + 0.580%)(a)(d)	700	697,417
0.99%, 07/20/23, (3 mo. LIBOR US + 0.800%)(a)(d)	1,000	1,000,010
1.04%, 05/17/23, (3 mo. LIBOR US + 0.85%)(a)(d)	200	200,226
1.08%, 12/04/22, (3 mo. LIBOR US + 0.900%)(a)(d)	400	401,104
1.20%, 09/10/25(d)	400	395,612
Bank of East Asia Ltd. (The), 4.00%, 05/29/30 (Call 05/29/25)(a)(d)	500	521,640
Bank of Ireland Group PLC, 4.50%, 11/25/23(b)	280	304,324
Bank of Montreal
0.45%, 12/08/23	50	50,017
1.85%, 05/01/25	282	290,886
2.05%, 11/01/22	599	614,796
2.35%, 09/11/22	815	838,602
2.50%, 06/28/24	535	565,479
2.55%, 11/06/22 (Call 10/06/22)	369	380,830
4.34%, 10/05/28 (Call 10/05/23)(a)	624	674,064
Series E, 3.30%, 02/05/24	1,143	1,229,171
Bank of New York Mellon Corp. (The)
0.50%, 04/26/24 (Call 03/26/24)	100	99,951
1.60%, 04/24/25 (Call 03/24/25)	1,228	1,262,949
1.85%, 01/27/23 (Call 12/27/22)	500	513,590
1.95%, 08/23/22	357	365,000
2.10%, 10/24/24	561	590,851
2.20%, 08/16/23 (Call 06/16/23)	738	767,823
2.66%, 05/16/23 (Call 05/16/22)(a)	731	748,990
2.95%, 01/29/23 (Call 12/29/22)	562	587,341
3.25%, 09/11/24 (Call 08/11/24)	250	272,533
3.40%, 05/15/24 (Call 04/15/24)	102	110,707
3.45%, 08/11/23	377	403,431
3.50%, 04/28/23	489	520,824

Security	Par (000)	Value

Banks (continued)
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	$47	$51,115
Series G, 3.00%, 02/24/25 (Call 01/24/25)	116	125,252
Bank of New Zealand, 3.50%, 02/20/24(b)	360	387,677
Bank of Nova Scotia (The)
0.70%, 04/15/24	3,000	3,003,840
0.80%, 06/15/23	225	226,935
1.05%, 03/02/26	1,380	1,365,441
1.30%, 06/11/25	196	197,758
1.63%, 05/01/23	516	528,699
1.95%, 02/01/23	337	346,426
2.00%, 11/15/22	400	410,404
2.20%, 02/03/25	504	526,468
2.38%, 01/18/23	252	260,807
2.45%, 09/19/22	610	628,660
3.40%, 02/11/24	1,231	1,325,233
Bank of the Philippine Islands
2.50%, 09/10/24(d)	400	417,204
4.25%, 09/04/23(d)	400	431,096
Bank Rakyat Indonesia Persero Tbk PT, 3.95%, 03/28/24(d)	200	213,812
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	100	113,695
Banque Federative du Credit Mutuel SA
2.13%, 11/21/22(b)	500	513,155
2.70%, 07/20/22(b)	250	257,065
3.75%, 07/20/23(b)	460	492,738
Barclays Bank PLC, 1.70%, 05/12/22 (Call 04/12/22)	895	907,091
Barclays PLC
2.85%, 05/07/26 (Call 05/07/25)(a)	1,010	1,062,995
3.68%, 01/10/23 (Call 01/10/22)	365	372,683
3.93%, 05/07/25 (Call 05/07/24)(a)	1,435	1,551,091
4.34%, 05/16/24 (Call 05/16/23)(a)	790	845,545
4.38%, 09/11/24	400	436,524
4.38%, 01/12/26	1,000	1,121,470
BBK BSC, 5.50%, 07/09/24(d)	800	847,936
BBVA Bancomer SA/Texas, 6.75%, 09/30/22(d)	800	858,256
BBVA USA
2.88%, 06/29/22 (Call 05/29/22)	300	308,103
2.50%, 08/27/24 (Call 07/27/24)	80	84,198
BDO Unibank Inc., 2.95%, 03/06/23(d)	150	155,135
BNG Bank NV
1.50%, 09/06/22(b)(e)	500	508,630
1.50%, 10/16/24(b)(e)	1,000	1,031,810
2.50%, 01/23/23(b)	500	519,340
2.63%, 02/27/24(b)	1,000	1,061,980
3.00%, 09/20/23(b)(e)	500	531,510
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26)(a)(b)	2,015	1,983,546
2.22%, 06/09/26 (Call 06/09/25)(a)(b)	1,410	1,449,847
2.82%, 11/19/25 (Call 11/19/24)(a)(b)	850	895,679
2.95%, 05/23/22(b)	200	205,334
3.25%, 03/03/23	825	870,614
3.38%, 01/09/25(b)	860	925,558
3.50%, 03/01/23(b)	525	552,977
4.71%, 01/10/25 (Call 01/10/24)(a)(b)	850	932,705
BNZ International Funding Ltd./London
2.65%, 11/03/22(b)(e)	250	258,628
3.38%, 03/01/23(b)	500	526,715
BOS Funding Ltd., 4.00%, 09/18/24(d)	200	208,604
BOSCI BVI Ltd., 1.25%, 09/10/23(d)	400	399,128
Boubyan Sukuk Ltd., 2.59%, 02/18/25(d)	400	416,352

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
BPCE SA
1.65%, 10/06/26 (Call 10/06/25)(a)(b)	$1,300	$1,302,691
2.38%, 01/14/25(b)	940	974,855
2.75%, 01/11/23(b)	675	701,278
3.00%, 05/22/22(b)	355	365,277
4.00%, 09/12/23(b)	250	269,568
4.00%, 04/15/24	840	918,196
4.50%, 03/15/25(b)	600	662,832
5.15%, 07/21/24(b)	200	223,866
5.70%, 10/22/23(b)	510	568,420
Caixa Economica Federal, 3.50%, 11/07/22(d)	350	360,798
Canadian Imperial Bank of Commerce
0.50%, 12/14/23	1,485	1,482,104
0.95%, 06/23/23	279	281,865
0.95%, 10/23/25	50	49,870
2.25%, 01/28/25	128	133,964
2.55%, 06/16/22	823	844,398
2.61%, 07/22/23 (Call 07/22/22)(a)	853	875,229
3.10%, 04/02/24	778	830,398
3.50%, 09/13/23	804	862,893
Canara Bank/London, 3.25%, 08/10/22(d)	800	818,544
CBQ Finance Ltd.
2.00%, 09/15/25(d)	400	403,536
5.00%, 05/24/23(d)	400	433,080
China CITIC Bank Corp. Ltd., 1.18%, 12/14/22, (3 mo. LIBOR US + 1.000%)(a)(d)	800	800,480
China CITIC Bank International Ltd., 4.63%, 02/28/29 (Call 02/28/24)(a)(d)	250	264,625
China Construction Bank Corp.
2.45%, 06/24/30 (Call 06/24/25)(a)(d)	600	606,768
4.25%, 02/27/29 (Call 02/27/24)(a)(d)	1,510	1,623,673
China Construction Bank Corp./Hong Kong, 1.25%, 08/04/25(d)	600	595,632
China Everbright Bank Co. Ltd., 1.03%, 08/03/23(a)(d)	1,000	1,000,200
China Merchants Bank Co. Ltd./London, 0.93%, 06/19/22, (3 mo. LIBOR US + 0.740%)(a)(d)	400	399,496
China Merchants Bank Co. Ltd/Hong Kong, 1.20%, 09/10/25(d)	600	588,180
China Minsheng Banking Corp. Ltd./Hong Kong, 1.24%, 03/09/23, (3 mo. LIBOR US + 1.050%)(a)(d)	400	399,884
CIT Group Inc.
3.93%, 06/19/24 (Call 06/19/23)(a)	210	222,243
4.75%, 02/16/24 (Call 11/16/23)	203	221,181
5.00%, 08/15/22	475	500,189
5.00%, 08/01/23	300	325,920
5.25%, 03/07/25 (Call 12/07/24)	215	242,544
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	1,045	1,132,017
CITIC Ltd., 6.80%, 01/17/23(d)	500	546,180
Citigroup Inc.
0.78%, 10/30/24 (Call 09/30/23), (SOFR + 0.686%)(a)	60	60,079
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(a)	575	576,650
1.12%, 01/28/27 (Call 01/28/26)(a)	2,610	2,567,013
1.68%, 05/15/24 (Call 05/15/23)(a)	675	690,302
2.70%, 10/27/22 (Call 09/27/22)	362	373,932
2.88%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 0.950%)(a)	1,373	1,413,284
3.11%, 04/08/26 (Call 04/08/25)(a)	2,517	2,699,206
3.30%, 04/27/25	35	38,074
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(a)	1,618	1,734,334

Security	Par (000)	Value

Banks (continued)
3.38%, 03/01/23	$10	$10,528
3.50%, 05/15/23	653	691,018
3.75%, 06/16/24	449	490,389
3.88%, 10/25/23	498	541,500
3.88%, 03/26/25	126	138,254
4.00%, 08/05/24	146	159,581
4.04%, 06/01/24 (Call 06/01/23)(a)	1,026	1,098,456
4.05%, 07/30/22	1,035	1,079,867
4.40%, 06/10/25	1,097	1,226,556
4.60%, 03/09/26	200	228,576
5.50%, 09/13/25	1,081	1,266,251
Comerica Bank, 2.50%, 07/23/24	250	265,108
Comerica Inc., 3.70%, 07/31/23 (Call 07/01/23)	908	971,279
Commerzbank AG, 8.13%, 09/19/23(b)	375	429,791
Commonwealth Bank of Australia, 2.50%, 09/18/22(b)	490	504,862
Cooperatieve Rabobank U.A.
3.95%, 11/09/22	525	551,360
4.38%, 08/04/25	400	446,296
Cooperatieve Rabobank U.A./New York, 2.75%, 01/10/23	610	634,833
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25)(a)(b)	600	593,064
1.11%, 02/24/27 (Call 02/24/26)(a)(b)	2,200	2,167,286
1.34%, 06/24/26 (Call 06/24/25)(a)(b)	870	872,010
2.63%, 07/22/24(b)	725	765,933
3.88%, 09/26/23(b)	600	646,716
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(d)	600	599,304
Credit Agricole SA, 1.25%, 01/26/27 (Call 01/26/26)(a)(b)	1,000	981,910
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25)(a)(b)	1,000	1,019,080
3.25%, 10/04/24(b)	1,535	1,649,925
3.75%, 04/24/23(b)	530	563,904
Credit Bank of Moscow Via CBOM Finance PLC, 4.70%, 01/29/25(d)	200	202,566
Credit Suisse AG/New York NY
0.50%, 02/02/24	670	664,948
1.00%, 05/05/23	1,250	1,260,975
2.95%, 04/09/25	1,025	1,092,455
Credit Suisse Group AG
1.31%, 02/02/27 (Call 02/02/26)(a)(b)	820	799,672
2.19%, 06/05/26 (Call 06/05/25)(a)(b)	1,715	1,751,032
2.59%, 09/11/25 (Call 09/11/24)(a)(b)	950	987,876
3.00%, 12/14/23 (Call 12/14/22)(a)(b)	275	284,427
3.57%, 01/09/23 (Call 01/09/22)(b)	650	662,473
3.75%, 03/26/25	600	650,490
3.80%, 06/09/23	975	1,035,674
4.21%, 06/12/24 (Call 06/12/23)(a)(b)	525	560,506
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	775	807,922
Danske Bank A/S
1.23%, 06/22/24 (Call 06/22/23)(b)	500	504,540
3.24%, 12/20/25 (Call 12/20/24)(a)(b)	1,000	1,065,260
3.88%, 09/12/23(b)	250	267,338
5.38%, 01/12/24(b)	635	707,403
DBS Group Holdings Ltd.
1.82%, 03/10/31(a)(d)	600	595,782
3.30%, (Call 02/27/25)(a)(d)(f)	400	409,932
4.52%, 12/11/28 (Call 12/11/23)(a)(b)(e)	210	227,312
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23), (5 year USD Swap + 2.248%)(a)	700	727,524

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.50%, 04/01/25	$700	$755,377
Deutsche Bank AG/London, 3.70%, 05/30/24	697	747,776
Deutsche Bank AG/New York NY
1.45%, 04/01/25 (Call 04/01/24)(a)	1,310	1,315,122
1.69%, 03/19/26	510	511,948
2.13%, 11/24/26 (Call 11/24/25)(a)	1,155	1,169,853
2.22%, 09/18/24 (Call 09/18/23)(a)	960	985,181
3.30%, 11/16/22	605	628,335
3.95%, 02/27/23	530	559,023
3.96%, 11/26/25 (Call 11/26/24)(a)	800	867,280
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22(d)	200	208,200
Dexia Credit Local SA
1.63%, 10/16/24(b)	1,500	1,548,465
2.38%, 09/20/22(b)	1,500	1,542,255
DIB Sukuk Ltd.
2.95%, 02/20/25(d)	500	523,190
2.95%, 01/16/26(d)	1,000	1,046,010
3.63%, 02/06/23(d)	800	835,120
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	690	723,286
3.35%, 02/06/23 (Call 01/06/23)	275	287,727
4.20%, 08/08/23	10	10,797
4.68%, 08/09/28 (Call 08/09/23)(a)	440	468,600
Ecobank Transnational Inc., 9.50%, 04/18/24(d)	400	429,308
EI Sukuk Co. Ltd., 1.83%, 09/23/25(d)	200	200,106
Emirates Development Bank PJSC, 3.52%, 03/06/24(d)	400	426,092
Emirates NBD Bank PJSC
1.64%, 01/13/26(d)	400	401,152
2.63%, 02/18/25(d)	800	838,416
6.13%, (Call 03/20/25)(a)(d)(f)	200	215,084
Fab Sukuk Co. Ltd.
3.63%, 03/05/23(d)	200	210,358
3.88%, 01/22/24(d)	800	861,336
Federation des Caisses Desjardins du Quebec, 2.05%, 02/10/25(b)	200	206,392
Fifth Third Bancorp.
1.63%, 05/05/23 (Call 04/05/23)	506	517,476
2.38%, 01/28/25 (Call 12/29/24)	165	172,778
2.60%, 06/15/22 (Call 05/15/22)	723	740,178
3.65%, 01/25/24 (Call 12/25/23)	1,238	1,334,490
4.30%, 01/16/24 (Call 12/16/23)	152	165,920
Fifth Third Bank NA, 1.80%, 01/30/23 (Call 12/30/22)	470	481,402
First Horizon Corp.
3.55%, 05/26/23 (Call 04/26/23)	14	14,779
4.00%, 05/26/25 (Call 04/26/25)	65	71,726
First Republic Bank/CA, 2.50%, 06/06/22 (Call 05/06/22)	315	321,813
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(a)(d)	400	423,700
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)	101	102,769
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/21)(b)	175	181,071
8.25%, 04/15/25 (Call 04/15/22)(b)	375	388,886
Global Bank Corp., 4.50%, 10/20/21(d)	200	201,498
Goldman Sachs Group Inc. (The)
0.48%, 01/27/23 (Call 01/27/22)	545	545,294
0.63%, 11/17/23 (Call 11/17/22), (SOFR + 0.538%)(a)	275	275,314
0.67%, 03/08/24 (Call 03/08/23)(a)	740	741,184
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(a)	100	99,129
1.09%, 12/09/26 (Call 12/09/25)(a)	1,100	1,084,633
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(a)	200	199,252

Security	Par (000)	Value

Banks (continued)
2.91%, 06/05/23 (Call 06/05/22)(a)	$1,218	$1,249,960
2.91%, 07/24/23 (Call 07/24/22)(a)	1,412	1,453,598
3.20%, 02/23/23 (Call 01/23/23)	1,044	1,094,801
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(a)	812	872,291
3.50%, 01/23/25 (Call 10/23/24)	990	1,073,130
3.50%, 04/01/25 (Call 03/01/25)	2,543	2,766,809
3.63%, 01/22/23	1,018	1,074,285
3.63%, 02/20/24 (Call 01/20/24)	975	1,051,537
3.75%, 05/22/25 (Call 02/22/25)	417	457,466
3.75%, 02/25/26 (Call 11/25/25)	1,000	1,110,540
3.85%, 07/08/24 (Call 04/08/24)	961	1,045,539
4.00%, 03/03/24	1,746	1,907,540
4.25%, 10/21/25	1,485	1,664,403
Grupo Aval Ltd., 4.75%, 09/26/22(d)	420	436,871
HSBC Holdings PLC
1.65%, 04/18/26 (Call 04/18/25)(a)	1,675	1,688,249
2.10%, 06/04/26 (Call 06/04/25)(a)	1,000	1,023,940
2.63%, 11/07/25 (Call 11/07/24)(a)	855	896,117
3.03%, 11/22/23 (Call 11/22/22)(a)	450	467,667
3.60%, 05/25/23	350	372,225
3.80%, 03/11/25 (Call 03/11/24)(a)	1,185	1,277,288
3.95%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 0.987%)(a)	415	442,805
4.25%, 03/14/24	870	949,892
4.25%, 08/18/25	1,000	1,104,690
4.30%, 03/08/26	2,000	2,252,820
HSBC USA Inc., 3.50%, 06/23/24	10	10,830
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	1,003	1,060,853
4.00%, 05/15/25 (Call 04/15/25)	206	229,247
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)	405	414,534
2.50%, 08/07/22 (Call 07/07/22)	525	538,645
ICICI Bank Ltd./Dubai
3.25%, 09/09/22(d)	400	410,264
4.00%, 03/18/26(d)	200	215,260
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(d)	600	668,538
Industrial & Commercial Bank of China Ltd./Dubai DIFC, 0.96%, 10/17/24, (3 mo. LIBOR US + 0.770%)(a)(d)	600	598,518
Industrial & Commercial Bank of China Ltd./Hong Kong
0.86%, 09/16/22, (3 mo. LIBOR US + 0.670%)(a)(d)	400	400,636
0.97%, 09/16/24, (3 mo. LIBOR US + 0.780%)(a)(d)	400	400,140
1.00%, 07/20/23(d)	1,000	1,003,190
1.20%, 07/20/25(d)	1,000	990,200
2.25%, 09/16/22(d)	600	611,754
Industrial & Commercial Bank of China Ltd./London, 1.03%, 10/25/23, (3 mo. LIBOR US + 0.850%)(a)(d)	400	401,620
Industrial & Commercial Bank of China Ltd./Luxembourg, 0.90%, 06/11/22, (3 mo. LIBOR US + 0.720%)(a)(d)	400	400,332
Industrial & Commercial Bank of China Ltd./New York NY, 2.96%, 11/08/22	250	257,900
Industrial & Commercial Bank of China Ltd./Singapore, 1.03%, 04/16/23, (3 mo. LIBOR US + 0.85%)(a)(d)	300	300,852
Industrial & Commercial Bank of China Macau Ltd., 2.88%, 09/12/29 (Call 09/12/24)(a)(d)	300	311,331
Industrial Bank Co. Ltd./Hong Kong, 1.13%, 11/06/23(d)	200	199,690
Industrial Senior Trust, 5.50%, 11/01/22(d)	300	312,771

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(a)(b)	$500	$501,090
1.73%, 04/01/27 (Call 04/01/26)(a)	350	352,559
3.55%, 04/09/24	585	632,326
4.10%, 10/02/23	995	1,077,068
4.70%, 03/22/28 (Call 03/22/23)(a)(d)	400	424,608
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(d)	330	326,707
Intesa Sanpaolo SpA
3.13%, 07/14/22(b)	250	256,793
3.38%, 01/12/23(b)	205	213,643
5.02%, 06/26/24(b)	800	868,592
5.25%, 01/12/24	255	283,631
5.71%, 01/15/26(b)	575	647,663
Series XR, 3.25%, 09/23/24(b)	465	495,392
Itau Unibanco Holding SA/Cayman Island
2.90%, 01/24/23(d)	800	817,496
3.25%, 01/24/25(d)	400	411,360
5.13%, 05/13/23(d)	400	424,352
5.50%, 08/06/22(d)(e)	400	418,308
JPMorgan Chase & Co.
0.65%, 09/16/24 (Call 09/16/23)(a)	5	5,008
0.70%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(a)	580	581,955
1.04%, 02/04/27 (Call 02/04/26)(a)	200	196,218
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(a)	1,090	1,073,694
1.51%, 06/01/24 (Call 06/01/23)(a)	232	236,496
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(a)	1,000	1,004,290
2.01%, 03/13/26 (Call 03/13/25)(a)	3,125	3,223,562
2.08%, 04/22/26 (Call 04/22/25)(a)	3,004	3,105,896
2.30%, 10/15/25 (Call 10/15/24)(a)	1,040	1,085,604
2.70%, 05/18/23 (Call 03/18/23)	1,290	1,346,244
2.97%, 01/15/23 (Call 01/15/22)	663	675,411
3.13%, 01/23/25 (Call 10/23/24)	127	136,812
3.20%, 01/25/23	1,547	1,626,036
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(a)	550	587,185
3.25%, 09/23/22	1,446	1,505,026
3.38%, 05/01/23	948	1,001,827
3.56%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(a)	1,482	1,569,705
3.63%, 05/13/24	695	758,488
3.80%, 07/23/24 (Call 07/23/23)(a)	1,606	1,716,959
3.88%, 02/01/24	275	300,201
3.88%, 09/10/24	1,298	1,419,090
3.90%, 07/15/25 (Call 04/15/25)	103	114,096
3.96%, 01/29/27 (Call 01/29/26)(a)	1,000	1,111,350
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(a)	989	1,070,741
KEB Hana Bank, 3.50%, 01/30/24(d)	200	214,882
KeyBank N.A./Cleveland OH
1.25%, 03/10/23	1,800	1,828,728
2.30%, 09/14/22	5	5,132
2.40%, 06/09/22	260	265,845
3.38%, 03/07/23	260	274,097
KeyBank NA/Cleveland OH, 0.42%, 01/03/24 (Call 01/03/23)(a)	1,245	1,246,108
KfW
0.25%, 10/19/23	230	229,701
0.38%, 07/18/25	4,445	4,381,925
0.63%, 01/22/26	1,300	1,286,337

Security	Par (000)	Value

Banks (continued)
1.38%, 08/05/24	$2,523	$2,595,940
1.63%, 02/15/23	149	152,747
1.75%, 08/22/22	1,251	1,276,408
2.00%, 09/29/22	180	184,631
2.00%, 10/04/22	1,470	1,507,661
2.00%, 05/02/25	2,561	2,694,607
2.13%, 06/15/22	1,184	1,209,811
2.13%, 01/17/23	2,126	2,195,371
2.38%, 12/29/22	2,597	2,690,440
2.50%, 11/20/24	3,244	3,465,143
2.63%, 02/28/24	2,178	2,315,149
Kookmin Bank
1.75%, 05/04/25(d)	600	611,778
4.35%, (Call 07/02/24)(a)(d)(f)	200	210,760
Korea Development Bank (The)
0.54%, 02/18/23, (3 mo. LIBOR US + 0.350%)(a)	500	500,625
2.13%, 10/01/24	400	420,540
3.00%, 09/14/22	820	848,610
3.25%, 02/19/24	450	483,836
3.75%, 01/22/24	200	217,384
Landeskreditbank Baden-Wuerttemberg Foerderbank, 2.00%, 07/23/24(d)	1,500	1,571,040
Landwirtschaftliche Rentenbank
1.88%, 04/17/23(d)	1,220	1,258,735
2.00%, 01/13/25	1,762	1,851,298
2.38%, 01/23/24(d)	1,904	2,006,854
2.38%, 06/10/25	165	176,050
3.13%, 11/14/23	1,023	1,094,876
Series 40, 0.50%, 05/27/25	586	581,089
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(a)	1,290	1,344,851
2.91%, 11/07/23 (Call 11/07/22)(a)	1,505	1,557,645
3.87%, 07/09/25 (Call 07/09/24)(a)	300	326,433
3.90%, 03/12/24	465	504,413
4.05%, 08/16/23	475	511,965
4.45%, 05/08/25	500	561,150
4.65%, 03/24/26	1,000	1,128,200
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	415	443,369
Macquarie Bank Ltd.
2.10%, 10/17/22(b)	259	265,558
2.30%, 01/22/25(b)	580	604,198
3.90%, 01/15/26(b)	175	195,374
4.00%, 07/29/25(b)(e)	500	556,520
Macquarie Group Ltd.
1.34%, 01/12/27 (Call 01/12/26)(a)(b)	515	507,888
3.19%, 11/28/23 (Call 11/28/22)(a)(b)	985	1,024,725
4.15%, 03/27/24 (Call 03/27/23)(a)(b)	258	274,783
Malayan Banking Bhd, 0.99%, 08/16/24, (3 mo. LIBOR US + 0.800%)(a)(d)	400	401,236
Mashreqbank PSC, 4.25%, 02/26/24(d)	200	214,600
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	1,500	1,508,865
2.19%, 02/25/25	1,010	1,049,612
2.62%, 07/18/22	360	369,752
2.67%, 07/25/22	1,872	1,924,622
2.80%, 07/18/24	200	212,234
3.41%, 03/07/24	1,349	1,448,920
3.46%, 03/02/23	758	798,447
3.76%, 07/26/23	1,188	1,272,194
3.78%, 03/02/25	65	71,304

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Mizuho Financial Group Inc.
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(a)	$1,545	$1,561,887
2.23%, 05/25/26 (Call 05/25/25)(a)	1,000	1,031,670
2.56%, 09/13/25 (Call 09/13/24)(a)	1,200	1,257,612
2.60%, 09/11/22	267	275,007
2.72%, 07/16/23 (Call 07/16/22)(a)	215	221,005
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(a)	225	238,169
3.55%, 03/05/23	950	1,005,024
3.92%, 09/11/24 (Call 09/11/23)(a)	850	912,755
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(a)	4,945	4,940,401
0.56%, 11/10/23 (Call 11/10/22), (SOFR + 0.466%)(a)	1,800	1,801,314
0.99%, 12/10/26 (Call 12/10/25)(a)	4,800	4,710,240
1.59%, 05/04/27 (Call 04/04/27), (SOFR + 0.879%)(a)	65	65,281
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(a)	3,021	3,141,508
2.72%, 07/22/25 (Call 07/22/24)(a)	1,370	1,447,857
2.75%, 05/19/22	1,198	1,228,872
3.13%, 01/23/23	1,359	1,422,411
3.70%, 10/23/24	1,073	1,173,926
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(a)	902	957,356
3.75%, 02/25/23	1,061	1,124,342
3.88%, 01/27/26	150	167,271
4.00%, 07/23/25	82	91,453
4.10%, 05/22/23	895	957,265
4.88%, 11/01/22	1,248	1,328,746
Series F, 3.88%, 04/29/24	1,103	1,204,123
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/20/25)	60	64,094
3.50%, 06/18/22	53	54,892
MUFG Bank Ltd., 3.25%, 09/08/24(b)	500	539,050
MUFG Union Bank N.A., 2.10%, 12/09/22 (Call 11/09/22)	400	410,756
Nanyang Commercial Bank Ltd., 3.80%, 11/20/29 (Call 11/20/24)(a)(d)	250	259,128
National Australia Bank Ltd., 3.45%, 12/04/23(b)	250	269,128
National Australia Bank Ltd./New York
1.88%, 12/13/22	500	512,635
2.50%, 05/22/22	725	741,943
3.63%, 06/20/23	525	561,435
National Bank of Canada
2.10%, 02/01/23	990	1,018,274
2.15%, 10/07/22(b)	415	425,201
National Bank of Oman SAOG, 5.63%, 09/25/23(d)	200	210,084
National Securities Clearing Corp., 1.50%, 04/23/25 (Call 03/23/25)(b)	1,000	1,018,980
Natwest Group PLC
2.36%, 05/22/24 (Call 05/22/23)(a)	420	433,612
3.50%, 05/15/23 (Call 05/15/22)(a)	1,010	1,040,441
3.75%, 11/01/29 (Call 11/01/24)(a)	685	729,470
3.88%, 09/12/23	1,600	1,717,312
4.27%, 03/22/25 (Call 03/22/24)(a)	300	327,183
4.52%, 06/25/24 (Call 06/25/23)(a)	505	544,319
5.13%, 05/28/24	505	563,959
6.00%, 12/19/23	493	555,562
NBK SPC Ltd., 2.75%, 05/30/22(d)	200	204,544
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 11/27/25)(a)(d)(f)	400	417,636
Nbk Tier 2 Ltd., 2.50%, 11/24/30 (Call 11/24/25)(a)(d)	600	603,090
Nederlandse Waterschapsbank NV, 1.75%, 01/15/25(b)	1,950	2,029,150

Security	Par (000)	Value

Banks (continued)
NongHyup Bank
1.25%, 07/20/25(d)	$400	$399,828
3.88%, 07/30/23(d)	400	428,444
Nordea Bank Abp
0.75%, 08/28/25(b)	15	14,781
3.75%, 08/30/23(b)	545	584,545
Northern Trust Corp., 2.38%, 08/02/22	105	107,860
NRW Bank
0.38%, 02/10/25(d)	400	395,476
0.63%, 05/19/25(d)	23	22,899
1.88%, 07/31/24(d)	1,230	1,283,394
2.25%, 05/31/23(d)	200	208,072
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	290	284,281
1.50%, 02/12/25	1,887	1,945,648
2.88%, 03/13/23	1,385	1,452,436
Oversea-Chinese Banking Corp. Ltd., 4.25%, 06/19/24(b)	225	245,783
Philippine National Bank, 3.28%, 09/27/24(d)	1,000	1,052,490
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)	750	774,975
3.50%, 06/08/23 (Call 05/08/23)	715	759,695
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	319	336,979
2.85%, 11/09/22(c)	150	155,729
3.50%, 01/23/24 (Call 12/24/23)	995	1,072,103
3.90%, 04/29/24 (Call 03/29/24)	794	867,771
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 05/24/21)(b)	125	125,680
QIB Sukuk Ltd.
1.54%, 02/07/25, (3 mo. LIBOR US + 1.350%)(a)(d)	400	403,568
1.95%, 10/27/25(d)	200	201,352
3.98%, 03/26/24(d)	600	646,002
QNB Finance Ltd.
1.18%, 05/02/22, (3 mo. LIBOR US + 1.000%)(a)(d)	400	401,668
1.38%, 01/26/26(d)	200	196,588
1.63%, 09/22/25(d)	600	601,884
2.63%, 05/12/25(d)	600	624,954
3.50%, 03/28/24(d)	400	427,212
QNB Finansbank AS
4.88%, 05/19/22(d)	400	405,480
6.88%, 09/07/24(d)	200	212,416
Rakfunding Cayman Ltd., 4.13%, 04/09/24(d)	200	214,710
Regions Financial Corp.
2.25%, 05/18/25 (Call 04/18/25)	70	73,064
3.80%, 08/14/23 (Call 07/14/23)	992	1,063,206
RHB Bank Bhd, 3.77%, 02/19/24(d)	600	644,508
Riyad Bank, 3.17%, 02/25/30 (Call 02/25/25)(a)(d)	600	614,034
Rizal Commercial Banking Corp.
3.00%, 09/11/24(d)	400	418,768
4.13%, 03/16/23(d)	200	210,828
Royal Bank of Canada
0.43%, 01/19/24	45	44,872
1.15%, 06/10/25	64	64,317
1.20%, 04/27/26	1,000	997,290
1.60%, 04/17/23	584	598,559
1.95%, 01/17/23	666	684,688
2.25%, 11/01/24	448	470,328
2.55%, 07/16/24	685	725,264
3.35%, 10/22/21(b)	200	202,926
3.70%, 10/05/23	1,472	1,587,626

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.65%, 01/27/26	$500	$573,935
Samba Funding Ltd., 2.75%, 10/02/24(d)	400	418,116
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/19/22)	841	876,776
3.45%, 06/02/25 (Call 05/02/25)	486	521,663
3.50%, 06/07/24 (Call 05/07/24)	157	168,252
4.50%, 07/17/25 (Call 04/17/25)	655	728,000
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(a)	505	503,808
3.37%, 01/05/24 (Call 01/05/23)(a)	700	731,353
3.57%, 01/10/23 (Call 01/10/22)	460	469,398
4.80%, 11/15/24 (Call 11/15/23)(a)	550	604,395
Santander UK PLC
2.88%, 06/18/24	300	319,641
4.00%, 03/13/24	815	893,990
Sberbank of Russia Via SB Capital SA, 5.13%, 10/29/22(d)	1,200	1,255,212
Shanghai Pudong Development, 1.00%, 01/19/24(d)	400	400,416
Shinhan Bank Co. Ltd.
1.88%, 04/24/25, (3 mo. LIBOR US + 1.700%)(a)(d)	600	627,324
3.88%, 03/24/26(d)	200	219,250
Shinhan Financial Group Co. Ltd.
3.34%, 02/05/30 (Call 02/05/25)(a)(d)	200	209,652
5.88%, (Call 08/13/23)(a)(d)(f)	200	216,440
Siam Commercial Bank PCL/Cayman Islands
2.75%, 05/16/23(d)	400	415,468
3.90%, 02/11/24(d)	400	430,956
SIB Sukuk Co. III Ltd., 2.85%, 06/23/25(d)	400	417,132
SIB Tier 1 Sukuk Co., 1.00%, (Call 07/02/25)(f)	400	420,512
Societe Generale SA
1.38%, 07/08/25(b)	500	500,970
1.49%, 12/14/26 (Call 12/14/25)(a)(b)	400	395,264
2.63%, 10/16/24(b)	550	575,531
2.63%, 01/22/25(b)	1,525	1,589,843
3.88%, 03/28/24(b)	425	458,843
4.25%, 09/14/23(b)	675	729,007
4.25%, 04/14/25(b)	1,000	1,084,940
Standard Chartered PLC
1.21%, 03/23/25 (Call 03/23/24)(a)(b)	200	200,960
1.46%, 01/14/27 (Call 01/14/26)(a)(b)	1,000	982,000
2.82%, 01/30/26 (Call 01/30/25)(a)(b)	1,500	1,568,175
3.52%, 02/12/30 (Call 02/12/25)(a)(d)	500	519,015
3.79%, 05/21/25 (Call 05/21/24)(a)(b)	665	715,833
3.89%, 03/15/24 (Call 03/15/23)(a)(b)	460	485,640
3.95%, 01/11/23(b)	470	491,921
5.20%, 01/26/24(b)	250	274,710
State Bank of India/London
4.38%, 01/24/24(d)	800	863,104
4.50%, 09/28/23(d)	200	215,012
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24)(a)	675	710,343
2.65%, 05/15/23 (Call 05/15/22)(a)	831	850,828
3.10%, 05/15/23	381	402,325
3.30%, 12/16/24	161	176,152
3.70%, 11/20/23	596	646,636
3.78%, 12/03/24 (Call 12/03/23)(a)	70	75,872
Sumitomo Mitsui Banking Corp.
3.20%, 07/18/22	500	517,180
3.40%, 07/11/24	510	550,739

Security	Par (000)	Value

Banks (continued)
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	$1,000	$981,700
1.47%, 07/08/25	1,000	1,008,370
2.35%, 01/15/25	455	473,778
2.45%, 09/27/24	325	341,487
2.70%, 07/16/24	625	660,131
2.78%, 07/12/22	948	975,227
2.78%, 10/18/22	715	739,953
3.10%, 01/17/23	901	942,617
3.75%, 07/19/23	690	738,673
3.78%, 03/09/26	350	387,905
3.94%, 10/16/23	234	253,331
4.44%, 04/02/24(b)	500	546,115
Suncorp-Metway Ltd., 3.30%, 04/15/24(b)	300	322,446
SVB Financial Group, 3.50%, 01/29/25	60	65,021
Svenska Handelsbanken AB, 3.90%, 11/20/23	250	271,575
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	375	384,701
Synovus Financial Corp.
3.13%, 11/01/22 (Call 10/01/22)	626	646,570
5.90%, 02/07/29 (Call 02/07/24)(a)	100	107,355
TC Ziraat Bankasi AS
5.13%, 05/03/22(d)	400	404,640
5.13%, 09/29/23(d)	200	202,492
5.38%, 03/02/26(d)	200	192,780
Toronto-Dominion Bank (The)
0.45%, 09/11/23	85	85,089
0.55%, 03/04/24	595	594,893
0.75%, 06/12/23	140	141,082
0.75%, 09/11/25	250	246,918
0.75%, 01/06/26	2,725	2,680,255
1.15%, 06/12/25	244	245,410
1.90%, 12/01/22	1,106	1,134,225
2.65%, 06/12/24	908	964,387
3.25%, 03/11/24	583	627,325
3.50%, 07/19/23	919	984,102
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	870	889,183
2.15%, 12/06/24 (Call 11/06/24)	250	262,155
2.45%, 08/01/22 (Call 07/01/22)	737	755,639
2.64%, 09/17/29 (Call 09/17/24)(a)	300	315,387
2.80%, 05/17/22 (Call 04/17/22)	648	663,772
3.00%, 02/02/23 (Call 01/02/23)	91	95,073
3.20%, 04/01/24 (Call 03/01/24)	346	371,518
3.63%, 09/16/25 (Call 08/16/25)	300	329,892
3.69%, 08/02/24 (Call 08/02/23)(a)	116	124,034
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)	17	17,112
1.27%, 03/02/27 (Call 03/02/26)(a)	550	547,696
2.20%, 03/16/23 (Call 02/13/23)	697	719,945
2.50%, 08/01/24 (Call 07/01/24)	847	894,644
2.85%, 10/26/24 (Call 09/26/24)	459	492,695
3.05%, 06/20/22 (Call 05/20/22)	1,073	1,104,417
3.70%, 06/05/25 (Call 05/05/25)	55	60,658
3.75%, 12/06/23 (Call 11/06/23)	940	1,016,695
4.00%, 05/01/25 (Call 03/01/25)	209	232,619
Turkiye Garanti Bankasi AS
5.88%, 03/16/23(d)	200	207,228
6.13%, 05/24/27 (Call 05/24/22)(a)(d)	600	597,222
Turkiye Is Bankasi AS
6.13%, 04/25/24(d)	400	407,600

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
7.00%, 06/29/28 (Call 06/29/23)(a)(d)	$600	$601,998
7.75%, 01/22/30 (Call 01/22/25)(a)(d)	400	404,472
Turkiye Vakiflar Bankasi TAO
5.25%, 02/05/25(d)	400	390,324
5.63%, 05/30/22(d)	400	406,244
5.75%, 01/30/23(d)	200	202,380
6.00%, 11/01/22(d)	200	202,040
6.50%, 01/08/26(d)	200	200,490
8.13%, 03/28/24(d)	400	425,072
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/12/25)	157	160,310
2.40%, 07/30/24 (Call 06/30/24)	958	1,013,181
2.95%, 07/15/22 (Call 06/15/22)	654	673,345
3.38%, 02/05/24 (Call 01/05/24)	1,037	1,118,467
3.60%, 09/11/24 (Call 08/11/24)	366	401,173
3.70%, 01/30/24 (Call 12/29/23)	30	32,535
3.95%, 11/17/25 (Call 10/17/25)	315	354,712
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/21/24)	570	594,795
2.80%, 01/27/25 (Call 12/27/24)	650	695,987
2.85%, 01/23/23 (Call 12/23/22)	250	260,565
UBS Group AG
1.01%, 07/30/24 (Call 07/30/23)(a)(b)	3,280	3,299,680
2.86%, 08/15/23 (Call 08/15/22)(a)(b)	1,775	1,826,635
3.49%, 05/23/23 (Call 05/23/22)(b)	595	613,391
4.13%, 04/15/26(b)	200	224,100
UniCredit SpA, 2.57%, 09/22/26 (Call 09/22/25)(a)(b)	755	761,010
Union Bank of the Philippines, 3.37%, 11/29/22(d)	200	207,306
United Bank for Africa PLC, 7.75%, 06/08/22(d)	200	206,878
United Overseas Bank Ltd., 1.75%, 03/16/31 (Call 03/16/26)(a)(d)	600	593,022
Vnesheconombank Via VEB Finance PLC
5.94%, 11/21/23(d)	600	657,444
6.03%, 07/05/22(d)	200	210,264
6.80%, 11/22/25(d)	400	470,320
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22(d)	800	846,936
Warba Sukuk Ltd., 2.98%, 09/24/24(d)	200	211,250
Wells Fargo & Co.
1.65%, 06/02/24 (Call 06/02/23)(a)	3,565	3,645,854
2.16%, 02/11/26 (Call 02/11/25)(a)	2,210	2,290,532
2.19%, 04/30/26 (Call 04/29/25)(a)	1,000	1,036,940
2.41%, 10/30/25 (Call 10/30/24)(a)	1,701	1,780,216
3.00%, 02/19/25	1,180	1,266,848
3.30%, 09/09/24	499	540,407
3.55%, 09/29/25	150	165,002
3.75%, 01/24/24 (Call 12/24/23)	2,143	2,319,047
4.13%, 08/15/23	286	309,003
4.48%, 01/16/24	392	431,988
Series M, 3.45%, 02/13/23	890	938,363
Wells Fargo Bank N.A., 3.55%, 08/14/23 (Call 07/14/23)	875	936,329
Westpac Banking Corp.
2.00%, 01/13/23	498	512,422
2.35%, 02/19/25	45	47,348
2.50%, 06/28/22	537	551,032
2.75%, 01/11/23	1,001	1,043,022
2.89%, 02/04/30 (Call 02/04/25)(a)	627	648,381
3.30%, 02/26/24	1,381	1,489,602
3.65%, 05/15/23	780	832,244
Woori Bank
0.75%, 02/01/26	400	388,732

Security	Par (000)	Value

Banks (continued)
4.25%, (Call 10/04/24)(a)(d)(f)	$400	$416,048
4.75%, 04/30/24(d)	200	220,898
5.25%, (Call 05/16/22)(a)(d)(f)	200	206,024
Yapi ve Kredi Bankasi AS
5.50%, 12/06/22(d)	400	402,224
5.85%, 06/21/24(d)	200	202,030
6.10%, 03/16/23(d)	200	204,928
7.88%, 01/22/31 (Call 01/22/26)(a)(b)	200	202,518
8.25%, 10/15/24(d)	400	430,044

		525,686,381

Beverages — 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 11/01/22(d)	200	202,340
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	1,350	1,494,477
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)	525	579,904
Anheuser-Busch InBev Worldwide Inc., 4.15%, 01/23/25 (Call 12/23/24)	1,135	1,266,013
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	281	286,982
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	36	39,106
Coca-Cola Co. (The)
1.75%, 09/06/24	831	866,450
2.95%, 03/25/25	515	557,137
Coca-Cola Icecek AS, 4.22%, 09/19/24 (Call 06/19/24)(d)	205	214,284
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	459	473,270
2.70%, 05/09/22 (Call 04/09/22)	412	420,454
3.20%, 02/15/23 (Call 01/15/23)	675	706,009
4.25%, 05/01/23	356	381,539
4.75%, 11/15/24	346	391,174
Diageo Capital PLC
2.13%, 10/24/24 (Call 09/24/24)	370	387,179
2.63%, 04/29/23 (Call 01/29/23)	856	891,259
Diageo Investment Corp., 2.88%, 05/11/22	749	768,804
Heineken NV, 2.75%, 04/01/23(b)	149	155,082
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 03/15/22)	685	685,219
3.13%, 12/15/23 (Call 10/15/23)	304	322,508
4.06%, 05/25/23 (Call 04/25/23)	680	727,777
4.42%, 05/25/25 (Call 03/25/25)	213	239,744
PepsiCo Inc.
0.40%, 10/07/23	5	5,014
0.75%, 05/01/23	984	993,929
2.25%, 03/19/25 (Call 02/19/25)	816	860,913
2.75%, 03/01/23	80	83,626
2.75%, 04/30/25 (Call 01/30/25)	150	161,238
2.85%, 02/24/26 (Call 11/24/25)	335	363,063
3.10%, 07/17/22 (Call 05/17/22)	675	695,054
3.50%, 07/17/25 (Call 04/17/25)	75	82,637
3.60%, 03/01/24 (Call 12/01/23)	975	1,055,467
Primo Water Holdings Inc., 5.50%, 04/01/25 (Call 04/01/22)(b)	350	359,625
Suntory Holdings Ltd., 2.25%, 10/16/24 (Call 09/16/24)(b)	215	223,970

		16,941,247

Biotechnology — 0.2%
Advanz Pharma Corp. Ltd., 8.00%, 09/06/24 (Call 09/06/21)	125	127,392

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	$332	$343,686
2.25%, 08/19/23 (Call 06/19/23)(e)	702	729,224
2.65%, 05/11/22 (Call 04/11/22)	795	812,713
3.13%, 05/01/25 (Call 02/01/25)	233	251,076
3.63%, 05/15/22 (Call 02/15/22)	383	392,866
3.63%, 05/22/24 (Call 02/22/24)	262	283,581
Biogen Inc.
3.63%, 09/15/22	1,030	1,075,979
4.05%, 09/15/25 (Call 06/15/25)	700	778,764
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 09/29/21)	1,770	1,772,266
2.50%, 09/01/23 (Call 07/01/23)	422	440,336
3.25%, 09/01/22 (Call 07/01/22)	1,021	1,055,214
3.50%, 02/01/25 (Call 11/01/24)	397	432,027
3.65%, 03/01/26 (Call 12/01/25)	1,500	1,656,060
3.70%, 04/01/24 (Call 01/01/24)	1,112	1,201,794
Royalty Pharma PLC
0.75%, 09/02/23(b)	251	250,927
1.20%, 09/02/25 (Call 08/02/25)(b)	500	494,635

		12,098,540

Building Materials — 0.1%
Boral Finance Pty Ltd., 3.00%, 11/01/22 (Call 10/01/22)(b)	24	24,628
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)	760	793,075
Cogent Communications Group, 3.50%, 05/01/26(b)	95	95,000
CRH America Inc., 3.88%, 05/18/25 (Call 02/18/25)(b)	500	548,760
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25 (Call 07/15/22)(b)	220	237,547
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	380	408,758
InterCement Financial Operations BV, 5.75%, 07/17/24 (Call 07/17/21)(b)	200	190,036
Jeld-Wen Inc., 6.25%, 05/15/25 (Call 05/15/22)(b)	215	229,809
Koppers Inc., 6.00%, 02/15/25 (Call 02/15/22)(b)	200	205,568
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	100	99,879
3.00%, 11/15/23 (Call 09/15/23)	67	70,577
Martin Marietta Materials Inc., 4.25%, 07/02/24 (Call 04/02/24)	55	60,368
Norbord Inc., 6.25%, 04/15/23 (Call 01/15/23)(b)	175	189,802
Owens Corning, 4.20%, 12/01/24 (Call 09/01/24)	65	71,651
Summit Materials LLC/Summit Materials Finance Corp., 5.13%, 06/01/25 (Call 06/01/21)(b)	150	152,250
U.S. Concrete Inc., 6.38%, 06/01/24 (Call 06/01/21)	121	123,402
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	11	12,334

		3,513,444

Chemicals — 0.7%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	345	352,414
2.75%, 02/03/23	73	76,082
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	244	268,505
Alpek SAB de CV, 5.38%, 08/08/23(d)	400	435,108
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)	174	181,030
Bluestar Finance Holdings Ltd.
3.38%, 07/16/24(d)	400	413,148
3.88%, (Call 06/24/23)(a)(d)(f)	1,000	1,002,690
Braskem Finance Ltd., 6.45%, 02/03/24	280	311,884
Braskem Netherlands Finance BV, 8.50%, 01/23/81 (Call 10/23/25)(a)(d)	200	230,976

Security	Par (000)	Value

Chemicals (continued)
Cabot Corp., 3.70%, 07/15/22	$26	$26,776
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	362	389,110
4.63%, 11/15/22	221	234,041
CF Industries Inc., 3.45%, 06/01/23	337	351,228
Chemours Co. (The), 7.00%, 05/15/25 (Call 05/15/21)	450	463,032
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.30%, 05/01/23 (Call 04/01/23)(b)	289	304,170
5.13%, 04/01/25 (Call 03/01/25)(b)	75	85,919
CNAC HK Finbridge Co. Ltd.
2.00%, 09/22/25(d)	400	384,720
3.50%, 07/19/22(d)	900	914,256
4.63%, 03/14/23(d)	1,604	1,669,892
4.88%, 03/14/25(d)	200	213,732
Consolidated Energy Finance SA, 6.88%, 06/15/25 (Call 06/15/21)(b)	175	175,525
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/15/21)(b)	200	191,864
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 06/15/21)(b)	285	286,627
Dow Chemical Co. (The), 3.50%, 10/01/24 (Call 07/01/24)	455	491,418
DuPont de Nemours Inc.
2.17%, 05/01/23	797	799,303
4.21%, 11/15/23 (Call 10/15/23)	1,490	1,617,499
4.49%, 11/15/25 (Call 09/25/25)	530	602,303
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	593	611,905
3.80%, 03/15/25 (Call 12/15/24)	175	191,336
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	709	726,321
3.25%, 01/14/23 (Call 11/19/22)	358	373,147
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	775	796,638
Equate Sukuk Spc Ltd., 3.94%, 02/21/24(d)	200	214,042
Eurochem Finance DAC, 5.50%, 03/13/24(d)	400	435,492
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)	27	29,116
GC Treasury Center Co. Ltd., 4.25%, 09/19/22(d)	200	208,546
GPD Companies Inc., 10.13%, 04/01/26 (Call 04/01/22)(b)	200	217,766
Hanwha Total Petrochemical Co. Ltd., 3.88%, 01/23/24(d)	200	215,068
Huntsman International LLC, 5.13%, 11/15/22 (Call 08/15/22)	195	205,528
INEOS Group Holdings SA, 5.63%, 08/01/24 (Call 08/01/21)(b)	200	201,386
INEOS Quattro Finance 2 PLC, 3.38%, 01/15/26 (Call 01/15/23)(b)	200	199,994
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)	150	156,821
Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/25 (Call 12/15/22)(b)	285	289,284
LG Chem Ltd., 3.25%, 10/15/24(d)	200	215,814
Linde Inc./CT
2.20%, 08/15/22 (Call 05/15/22)	234	238,621
2.65%, 02/05/25 (Call 11/05/24)	68	72,149
2.70%, 02/21/23 (Call 11/21/22)	336	347,804
LYB International Finance BV, 4.00%, 07/15/23	890	955,451
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	370	369,697
2.88%, 05/01/25 (Call 04/01/25)	277	294,797

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	$255	$288,124
MEGlobal Canada ULC, 5.00%, 05/18/25(d)	400	447,992
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	200	210,760
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	822	854,387
4.25%, 11/15/23 (Call 08/15/23)	592	639,419
NewMarket Corp., 4.10%, 12/15/22	64	67,367
Nutrien Ltd.
1.90%, 05/13/23	158	162,155
3.00%, 04/01/25 (Call 01/01/25)	76	81,008
3.15%, 10/01/22 (Call 07/01/22)	1,046	1,077,987
3.38%, 03/15/25 (Call 12/15/24)	99	107,069
3.50%, 06/01/23 (Call 03/01/23)	75	78,926
3.63%, 03/15/24 (Call 12/15/23)	122	131,160
Nutrition & Biosciences Inc.
0.70%, 09/15/22(b)	270	270,510
1.23%, 10/01/25 (Call 09/01/25)(b)	930	923,722
OCI NV
4.63%, 10/15/25 (Call 10/15/22)(b)	181	189,069
5.25%, 11/01/24 (Call 11/01/21)(b)	181	188,455
OCP SA
4.50%, 10/22/25(d)	400	427,036
5.63%, 04/25/24(d)	809	880,791
Olin Corp.
5.50%, 08/15/22	75	78,563
9.50%, 06/01/25 (Call 03/01/25)(b)	245	307,193
Orbia Advance Corp. SAB de CV, 4.88%, 09/19/22(d)	600	631,194
Petkim Petrokimya Holding AS, 5.88%, 01/26/23 (Call 01/26/22)(d)	200	204,648
Phosagro OAO Via Phosagro Bond Funding DAC
3.05%, 01/23/25 (Call 10/23/24)(d)	200	206,148
3.95%, 04/24/23 (Call 01/24/23)(d)	200	207,716
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	105	104,287
2.40%, 08/15/24 (Call 07/15/24)	555	582,722
3.20%, 03/15/23 (Call 02/15/23)	87	90,991
PQ Corp., 5.75%, 12/15/25 (Call 12/15/21)(b)	200	205,144
PTT Global Chemical PCL, 4.25%, 09/19/22(d)	285	297,044
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 04/01/22)(b)	225	232,159
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 06/01/21)(b)	250	244,377
7.63%, 01/15/26 (Call 01/15/24)(b)	255	271,430
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)	170	175,846
SABIC Capital II BV, 4.00%, 10/10/23(d)	200	215,480
Sasol Financing International Ltd., 4.50%, 11/14/22	210	215,036
Sasol Financing USA LLC, 5.88%, 03/27/24 (Call 02/27/24)	960	1,024,819
Sherwin-Williams Co. (The), 3.13%, 06/01/24 (Call 04/01/24)	273	292,484
Sibur Securities DAC, 3.45%, 09/23/24(d)	300	310,350
SPCM SA, 4.88%, 09/15/25 (Call 09/15/21)(b)	200	205,016
Syngenta Finance NV
4.44%, 04/24/23 (Call 03/24/23)(b)	360	378,248
4.89%, 04/24/25 (Call 02/24/25)(b)	240	259,176
TPC Group Inc., 10.50%, 08/01/24 (Call 08/01/21)(b)	460	429,907
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 09/01/21)(b)	225	229,930
Tronox Inc., 6.50%, 05/01/25 (Call 05/01/22)(b)	335	357,753

Security	Par (000)	Value

Chemicals (continued)
Uralkali OJSC Via Uralkali Finance DAC, 4.00%, 10/22/24(d)	$400	$415,264
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25 (Call 07/15/21)(b)	175	173,358
WR Grace & Co-Conn, 5.63%, 10/01/24(b)	150	166,754
Yingde Gases Investment Ltd., 6.25%, 01/19/23 (Call 01/19/22)(d)	200	206,280

		35,785,229

Coal — 0.0%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 10/31/22)(d)	800	821,952
Alliance Resource Operating Partners LP/Alliance
Resource Finance Corp., 7.50%, 05/01/25 (Call 05/01/21)(b)	150	142,036
CONSOL Energy Inc., 11.00%, 11/15/25 (Call 11/15/21)(b)	50	47,327
Indika Energy Capital III Pte Ltd., 5.88%, 11/09/24 (Call 11/09/21)(d)	400	405,288
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25 (Call 06/15/21)(b)	300	312,327
Warrior Met Coal Inc., 8.00%, 11/01/24 (Call 11/01/21)(b)	125	127,989

		1,856,919

Commercial Services — 0.4%
Adani Ports & Special Economic Zone Ltd., 3.38%, 07/24/24(d)	200	209,650
ADT Security Corp. (The)
3.50%, 07/15/22	400	409,428
4.13%, 06/15/23	375	393,037
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 05/15/21)(b)	225	202,502
Alta Equipment Group Inc., 5.63%, 04/15/26 (Call 03/23/23)(b)	120	122,120
APX Group Inc.
7.63%, 09/01/23 (Call 09/01/21)(e)	155	159,331
7.88%, 12/01/22 (Call 12/01/21)	257	258,210
8.50%, 11/01/24 (Call 05/01/21)	125	130,389
Atento Luxco 1 SA, 8.00%, 02/10/26(d)	200	217,338
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.25%, 03/15/25 (Call 03/15/22)(b)	63	64,155
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)	263	275,166
Brink’s Co. (The), 5.50%, 07/15/25 (Call 06/18/22)(b)	155	164,302
Cardtronics Inc./Cardtronics USA Inc., 5.50%, 05/01/25 (Call 05/01/21)(b)	150	154,223
Cintas Corp. No. 2, 3.25%, 06/01/22 (Call 03/01/22)	52	53,208
CMHI Finance BVI Co. Ltd.
3.50%, (Call 10/09/23)(a)(d)(f)	1,000	1,018,730
4.38%, 08/06/23(d)	400	426,300
CoreCivic Inc.
4.63%, 05/01/23 (Call 02/01/23)(e)	138	139,762
5.00%, 10/15/22 (Call 07/15/22)	115	120,910
8.25%, 04/15/26 (Call 04/15/24)	150	150,750
CPI CG Inc., 8.63%, 03/15/26 (Call 03/15/23)(b)	150	157,104
DP World Crescent Ltd., 3.91%, 05/31/23(d)	400	422,140
DP World Salaam, 6.00%, (Call 01/01/26)(a)(d)(f)	600	657,000
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	656	694,599
2.60%, 12/15/25 (Call 11/15/25)	300	316,527
3.30%, 12/15/22 (Call 09/15/22)	108	112,175
3.95%, 06/15/23 (Call 05/15/23)	102	109,099
ERAC USA Finance LLC
2.70%, 11/01/23 (Call 09/01/23)(b)	116	121,668
3.30%, 10/15/22(b)	101	105,050

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
3.80%, 11/01/25 (Call 08/01/25)(b)	$300	$331,086
3.85%, 11/15/24 (Call 08/15/24)(b)	250	274,227
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/24)	448	472,479
3.75%, 06/01/23 (Call 03/01/23)	420	444,503
4.00%, 06/01/23 (Call 05/01/23)	735	784,914
HPHT Finance 17 Ltd., 2.75%, 09/11/22(d)	400	408,504
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	281	302,474
4.13%, 08/01/23 (Call 07/01/23)	270	289,543
4.75%, 02/15/25 (Call 11/15/24)(b)	352	395,623
5.00%, 11/01/22 (Call 08/01/22)(b)	265	279,130
Jaguar Holding Co. II/PPD Development LP, 4.63%, 06/15/25 (Call 06/05/22)(b)	230	241,845
Laureate Education Inc., 8.25%, 05/01/25 (Call 04/26/22)(b)	300	312,825
Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/23)(b)	175	180,541
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/15/22)(d)	400	423,116
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc., 7.88%, 10/01/22 (Call 05/17/21)(b)	145	142,280
Modulaire Global Finance PLC, 8.00%, 02/15/23 (Call 02/15/22)(b)	200	204,004
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	200	207,126
3.75%, 03/24/25 (Call 02/24/25)	121	132,864
4.50%, 09/01/22 (Call 06/01/22)	579	603,752
4.88%, 02/15/24 (Call 11/15/23)	206	227,702
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25 (Call 02/01/22)(b)	255	261,676
North Queensland Export Terminal Pty Ltd., 4.45%, 12/15/22(b)	200	188,948
PayPal Holdings Inc.
1.35%, 06/01/23	541	551,095
1.65%, 06/01/25 (Call 05/01/25)	505	518,857
2.20%, 09/26/22	288	295,364
2.40%, 10/01/24 (Call 09/01/24)	1,242	1,309,180
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(b)	365	389,776
5.75%, 04/15/26(b)	134	146,554
Quad/Graphics Inc., 7.00%, 05/01/22	95	94,078
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	1,100	1,157,431
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 01/15/22)(b)	275	282,736
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)	71	79,078
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(b)	390	424,433
9.25%, 04/15/25 (Call 03/16/25)(b)	330	395,505
Service Corp. International/U.S., 8.00%, 11/15/21	75	77,713
Shanghai Port Group BVI Development Co. Ltd., 2.40%, 09/11/24(d)	400	415,168
Shanhai Hong Kong International Investments Ltd., 4.10%, 09/27/22(d)	200	200,502
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 02/01/22)(b)	305	269,815
Triton Container International Ltd., 2.05%, 04/15/26 (Call 03/15/26)(b)	500	500,450

Security	Par (000)	Value

Commercial Services (continued)
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	$10	$11,064
4.13%, 09/12/22	11	11,535
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	281	282,439
Zhejiang Seaport International Co. Ltd., 1.98%, 03/17/26(d)	400	398,840

		22,285,648

Computers — 0.8%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	4,066	4,020,745
0.70%, 02/08/26 (Call 01/08/26)	1,110	1,096,847
0.75%, 05/11/23	1,452	1,467,057
1.13%, 05/11/25 (Call 04/11/25)	2,086	2,110,239
1.70%, 09/11/22	258	263,163
1.80%, 09/11/24 (Call 08/11/24)	680	708,240
2.10%, 09/12/22 (Call 08/12/22)	568	581,950
2.30%, 05/11/22 (Call 04/11/22)	796	811,339
2.40%, 01/13/23 (Call 12/13/22)	427	442,402
2.40%, 05/03/23	1,265	1,317,890
2.50%, 02/09/25	202	214,801
2.70%, 05/13/22	380	389,584
2.75%, 01/13/25 (Call 11/13/24)	373	399,677
2.85%, 02/23/23 (Call 12/23/22)	528	550,868
2.85%, 05/11/24 (Call 03/11/24)	1,068	1,140,047
3.00%, 02/09/24 (Call 12/09/23)	1,040	1,110,054
3.20%, 05/13/25	57	62,367
3.45%, 05/06/24	776	845,413
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(b)	627	682,584
5.45%, 06/15/23 (Call 04/15/23)(b)	1,758	1,917,802
5.85%, 07/15/25 (Call 06/15/25)(b)	305	357,606
7.13%, 06/15/24 (Call 06/15/21)(b)	700	719,551
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 04/15/22)	225	230,396
9.38%, 07/15/25 (Call 07/15/22)(b)	295	328,279
DXC Technology Co.
4.13%, 04/15/25 (Call 03/15/25)	141	154,860
4.25%, 04/15/24 (Call 02/15/24)	428	465,668
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	430	445,721
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/14/21)(b)	250	89,610
Flexential Intermediate Corp., 11.25%, 08/01/24 (Call 02/01/22)(b)	5	5,421
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	935	920,433
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	65	69,877
HCL America Inc., 1.38%, 03/10/26 (Call 02/10/26)(d)	200	196,848
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	725	739,493
2.25%, 04/01/23 (Call 03/01/23)	591	608,830
4.40%, 10/15/22 (Call 08/15/22)	787	825,791
4.45%, 10/02/23 (Call 09/02/23)	368	399,427
4.65%, 10/01/24 (Call 09/01/24)	1,102	1,232,311
4.90%, 10/15/25 (Call 07/15/25)	1,000	1,140,680
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	689	717,242
4.05%, 09/15/22	330	345,827
International Business Machines Corp. 1.88%, 08/01/22	905	923,037

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
2.88%, 11/09/22	$125	$129,905
3.00%, 05/15/24	1,345	1,443,373
3.38%, 08/01/23	465	496,806
3.63%, 02/12/24	680	738,405
Leidos Inc.
2.95%, 05/15/23 (Call 04/15/23)(b)	289	301,785
3.63%, 05/15/25 (Call 04/15/25)(b)	191	208,177
Lenovo Group Ltd.
4.75%, 03/29/23(d)	400	422,420
5.88%, 04/24/25(d)	800	907,312
NCR Corp., 8.13%, 04/15/25 (Call 04/15/22)(b)	275	300,988
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	824	846,199
3.30%, 09/29/24 (Call 07/29/24)	140	150,489
Seagate HDD Cayman
4.75%, 06/01/23	257	276,149
4.75%, 01/01/25	223	243,712
4.88%, 03/01/24 (Call 01/01/24)	269	290,386
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
5.75%, 06/01/25 (Call 06/01/22)(b)	160	169,350
6.75%, 06/01/25 (Call 06/01/21)(b)	500	509,155
Vericast Corp., 8.38%, 08/15/22 (Call 06/01/21)(b)	275	280,442
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 09/20/21)(b)	64	67,341
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	1,000	1,108,790

		39,941,161

Cosmetics & Personal Care — 0.1%
Avon Products Inc., 6.50%, 03/15/23	200	214,244
Colgate-Palmolive Co.
1.95%, 02/01/23	20	20,592
2.10%, 05/01/23	361	374,039
2.25%, 11/15/22	299	308,117
3.25%, 03/15/24	177	191,594
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(b)	385	389,493
6.50%, 04/15/26 (Call 04/15/22)(b)	200	201,124
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)	771	809,450
Natura Cosmeticos SA, 5.38%, 02/01/23 (Call 02/01/22)(d)	200	205,472
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/04/23)(b)	200	200,838
Procter & Gamble Co. (The)
0.55%, 10/29/25	1,710	1,697,346
1.00%, 04/23/26	60	60,263
2.15%, 08/11/22	551	564,780
3.10%, 08/15/23	157	167,299
Revlon Consumer Products Corp., 6.25%, 08/01/24 (Call 08/01/21)	100	38,844
Unilever Capital Corp.
0.38%, 09/14/23	100	100,215
2.60%, 05/05/24 (Call 03/05/24)	600	636,006
3.25%, 03/07/24 (Call 02/07/24)	435	469,143

		6,648,859

Distribution & Wholesale — 0.1%
Avient Corp.
5.25%, 03/15/23	264	284,344
5.75%, 05/15/25 (Call 05/15/22)(b)	330	348,701

Security	Par (000)	Value

Distribution & Wholesale (continued)
Chongqing Nan’an Urban Construction & Development Group Co. Ltd.
4.66%, 06/04/24(d)	$400	$402,456
5.88%, 06/18/22(d)	200	204,626
Core & Main Holdings LP (9.38% PIK), 8.63%, 09/15/24 (Call 09/15/21)(b)(g)	125	128,025
Core & Main LP, 6.13%, 08/15/25 (Call 08/15/21)(b)	375	383,554
Gansu Provincial Highway Aviation Tourism Investment Group Co. Ltd., 3.88%, 07/05/22(d)	400	396,208
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/22)(b)	175	190,027
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/21)(b)	425	430,312
Li & Fung Ltd., 4.38%, 10/04/24 (Call 09/04/24)(d)	600	601,548
Mitsubishi Corp.
2.50%, 07/09/24(d)	250	262,002
2.63%, 07/14/22(d)	700	717,115
Performance Food Group Inc.
5.50%, 06/01/24 (Call 06/01/21)(b)	165	165,213
6.88%, 05/01/25 (Call 05/01/22)(b)	150	160,197
Sinochem International Development Pte Ltd., 3.13%, 07/25/22(d)	200	203,570
Sinochem Offshore Capital Co. Ltd., 1.00%, (Call 10/29/23)(a)(d)(f)	400	398,544
Sumitomo Corp., 2.60%, 07/09/24 (Call 06/09/24)(d)	500	524,440
Wolverine Escrow LLC, 8.50%, 11/15/24 (Call 11/15/21)(b)	248	244,223
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	166	172,486

		6,217,591

Diversified Financial Services — 2.3%
4finance SA, 10.75%, 05/01/22 (Call 05/01/21)(b)	200	177,890
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(a)	350	364,889
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	500	490,445
2.88%, 08/14/24 (Call 07/14/24)	210	219,206
3.15%, 02/15/24 (Call 01/15/24)	500	524,150
3.30%, 01/23/23 (Call 12/23/22)	210	217,995
3.50%, 05/26/22 (Call 04/26/22)	310	318,014
4.13%, 07/03/23 (Call 06/03/23)	700	743,001
4.50%, 09/15/23 (Call 08/15/23)	400	430,688
4.63%, 07/01/22	315	328,876
4.88%, 01/16/24 (Call 12/16/23)	465	508,705
6.50%, 07/15/25 (Call 06/15/25)	900	1,056,600
Affiliated Managers Group Inc.
3.50%, 08/01/25	29	31,585
4.25%, 02/15/24	15	16,431
AIG Global Funding
0.45%, 12/08/23(b)	100	99,822
0.80%, 07/07/23(b)	61	61,480
0.90%, 09/22/25(b)	400	394,080
2.30%, 07/01/22(b)	37	37,813
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	80	79,367
2.25%, 01/15/23	227	232,988
2.30%, 02/01/25 (Call 01/01/25)	320	328,944
2.63%, 07/01/22 (Call 06/01/22)	504	514,695
2.75%, 01/15/23 (Call 12/15/22)	707	730,183
2.88%, 01/15/26 (Call 12/15/25)	100	104,148
3.00%, 09/15/23 (Call 07/15/23)	452	473,664
3.25%, 03/01/25 (Call 01/01/25)	142	150,717
3.38%, 07/01/25 (Call 06/01/25)	565	605,691

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.88%, 07/03/23 (Call 06/03/23)	$474	$504,170
4.25%, 02/01/24 (Call 01/01/24)	465	504,353
4.25%, 09/15/24 (Call 06/15/24)	345	377,554
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	145	153,891
4.40%, 09/25/23 (Call 08/25/23)	423	452,927
5.00%, 04/01/23	306	327,790
5.25%, 08/11/25 (Call 07/11/25)(b)	805	891,851
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	1,240	1,259,704
3.05%, 06/05/23 (Call 05/05/23)	17	17,761
3.88%, 05/21/24 (Call 04/21/24)	584	633,231
4.63%, 05/19/22	417	434,581
4.63%, 03/30/25	148	166,282
5.13%, 09/30/24	577	653,995
5.75%, 11/20/25 (Call 10/20/25)	400	457,988
5.80%, 05/01/25 (Call 04/01/25)	252	294,994
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	1,189	1,219,260
2.50%, 07/30/24 (Call 06/29/24)	1,214	1,288,588
2.65%, 12/02/22	916	949,956
2.75%, 05/20/22 (Call 04/19/22)	456	466,990
3.00%, 10/30/24 (Call 09/29/24)	216	233,198
3.40%, 02/27/23 (Call 01/27/23)	1,612	1,698,500
3.40%, 02/22/24 (Call 01/22/24)	944	1,017,575
3.63%, 12/05/24 (Call 11/04/24)	71	77,627
3.70%, 08/03/23 (Call 07/03/23)	809	866,924
4.20%, 11/06/25 (Call 10/06/25)	50	56,851
Ameriprise Financial Inc.
3.00%, 04/02/25 (Call 03/02/25)	29	31,108
3.70%, 10/15/24	109	119,710
4.00%, 10/15/23	435	472,136
Apollo Management Holdings LP, 4.95%, 01/14/50 (Call 01/14/24)(a)(b)	260	268,440
ASG Finance Designated Activity Co., 7.88%, 12/03/24 (Call 12/03/21)(b)	200	191,942
Aviation Capital Group LLC
3.88%, 05/01/23 (Call 04/01/23)(b)	469	490,189
4.13%, 08/01/25 (Call 06/01/25)(b)	555	594,133
4.38%, 01/30/24 (Call 12/30/23)(b)	380	404,977
4.88%, 10/01/25 (Call 07/01/25)(b)	45	49,460
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(b)	525	511,319
2.88%, 02/15/25 (Call 01/15/25)(b)	585	596,764
3.63%, 05/01/22 (Call 04/01/22)(b)	31	31,676
3.95%, 07/01/24 (Call 06/01/24)(b)	468	495,977
4.25%, 04/15/26 (Call 03/15/26)(b)	500	531,950
5.13%, 10/01/23 (Call 09/01/23)(b)	443	476,229
5.25%, 05/15/24 (Call 04/15/24)(b)	293	319,927
5.50%, 01/15/23 (Call 12/15/22)(b)	138	146,321
Azure Orbit IV International Finance Ltd., 3.75%, 01/25/23(d)	200	208,118
Banco BTG Pactual SA/Cayman Islands, 5.50%, 01/31/23(d)	400	422,964
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	98	103,537
5.38%, 07/24/23	360	390,467
Blackstone Holdings Finance Co. LLC, 4.75%, 02/15/23(b)	72	77,291
Blue Bright Ltd., 2.38%, 02/09/26(d)	400	393,796

Security	Par (000)	Value

Diversified Financial Services (continued)
BOC Aviation Ltd.
1.75%, 01/21/26 (Call 12/21/25)(d)	$600	$593,082
2.63%, 01/17/25 (Call 12/17/24)(d)	400	408,244
2.75%, 09/18/22 (Call 08/18/22)(d)	200	203,776
2.75%, 12/02/23(d)	800	827,144
3.25%, 04/29/25 (Call 03/29/25)(b)	500	522,380
3.50%, 10/10/24 (Call 09/10/24)(d)	200	213,002
4.00%, 01/25/24 (Call 12/25/23)(d)	400	426,868
4.38%, 05/02/23(d)	200	211,828
Bocom Leasing Management Hong Kong Co. Ltd.
1.14%, 03/02/25(a)(d)	500	490,600
1.75%, 07/14/23 (Call 06/14/23)(d)	200	201,366
4.38%, 01/22/24(d)	400	430,008
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	733	795,437
Cantor Fitzgerald LP
4.88%, 05/01/24 (Call 04/01/24)(b)	260	286,437
6.50%, 06/17/22(b)	50	53,098
Capital One Bank USA N.A., 2.28%, 01/28/26 (Call 01/28/25)(a)	1,000	1,030,740
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)	372	387,144
3.20%, 01/30/23 (Call 12/30/22)	903	945,477
3.20%, 02/05/25 (Call 01/05/25)	372	400,938
3.30%, 10/30/24 (Call 09/30/24)	1,140	1,233,548
3.50%, 06/15/23	823	874,800
3.75%, 04/24/24 (Call 03/24/24)	250	272,605
3.90%, 01/29/24 (Call 12/29/23)	668	724,693
4.25%, 04/30/25 (Call 03/31/25)	5	5,588
CCBL Cayman 1 Corp. Ltd.
1.99%, 07/21/25(d)	200	199,646
3.50%, 05/16/24(d)	400	425,152
CDBL Funding 1, 3.00%, 04/24/23(d)	400	411,976
CDBL Funding 2, 2.00%, 03/04/26(d)	600	593,448
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	580	583,845
0.90%, 03/11/26 (Call 02/11/26)	1,610	1,594,093
2.65%, 01/25/23 (Call 12/25/22)	385	400,196
3.00%, 03/10/25 (Call 12/10/24)	223	240,193
3.55%, 02/01/24 (Call 01/01/24)	323	350,022
3.85%, 05/21/25 (Call 03/21/25)	101	112,307
4.20%, 03/24/25 (Call 02/22/25)	348	390,512
China Cinda 2020 I Management Ltd.
1.88%, 01/20/26 (Call 10/20/25)(d)	400	387,400
2.00%, 03/18/23 (Call 02/18/23)(d)	500	501,295
2.50%, 03/18/25 (Call 02/18/25)(d)	200	200,010
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(d)	800	853,624
China Cinda Finance 2017 I Ltd.
3.88%, 02/08/23(d)	200	206,962
4.10%, 03/09/24(d)	400	424,752
China Development Bank Financial Leasing Co. Ltd., 2.88%, 09/28/30 (Call 09/28/25)(a)(d)	400	404,012
China Great Wall International Holdings III Ltd., 3.13%, 08/31/22(d)	800	812,088
China Great Wall International Holdings IV Ltd., 3.95%, (Call 07/31/24)(a)(d)(f)	200	199,898
CICC Hong Kong Finance 2016 MTN Ltd.
1.09%, 02/18/23, (3 mo. LIBOR US + 0.900%)(a)(d)	1,000	990,030
1.35%, 05/03/22, (3 mo. LIBOR US + 1.175%)(a)(d)	200	199,610
1.63%, 01/26/24(d)	200	199,728
2.00%, 01/26/26(d)	400	396,280

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.38%, 05/03/22(d)	$200	$203,770
Citadel LP, 5.38%, 01/17/23 (Call 12/17/22)(b)	20	21,254
CITIC Securities Finance MTN Co. Ltd.
1.75%, 06/03/23(d)	200	201,432
2.00%, 06/03/25(d)	600	599,490
Citigroup Global Markets Holdings Inc./United States, 3.00%, 06/12/24(c)(d)	2	2,179
Clifford Capital Pte. Ltd., 1.73%, 09/10/24(d)	200	206,434
CME Group Inc.
3.00%, 09/15/22	500	519,035
3.00%, 03/15/25 (Call 12/15/24)	116	124,887
CNG Holdings Inc., 12.50%, 06/15/24 (Call 06/15/21)(b)	75	71,531
Coastal Emerald Ltd.
3.95%, 08/01/22(d)	400	400,016
4.30%, (Call 08/01/24)(a)(d)(f)	200	196,130
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 12/31/21)(b)	195	201,466
6.63%, 03/15/26 (Call 03/15/22)	175	184,716
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(b)	325	332,761
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(d)	600	625,356
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	35	38,140
3.85%, 11/21/22	210	220,800
3.95%, 11/06/24 (Call 08/06/24)	205	224,069
Dongxing Voyage Co. Ltd., 3.25%, 08/15/24(d)	200	207,656
Eaton Vance Corp., 3.63%, 06/15/23	45	47,889
Enova International Inc.
8.50%, 09/01/24 (Call 09/01/21)(b)	98	100,953
8.50%, 09/15/25 (Call 09/15/21)(b)	200	209,060
Fairstone Financial Inc., 7.88%, 07/15/24 (Call 07/15/21)(b)	212	222,142
Far East Horizon Ltd., 2.63%, 03/03/24(d)	400	398,044
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 11/15/22)(b)	150	155,223
Franklin Resources Inc.
2.80%, 09/15/22	102	105,372
2.85%, 03/30/25	16	17,130
GE Capital Funding LLC, 3.45%, 05/15/25 (Call 04/15/25)(b)	600	650,886
Genworth Mortgage Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(b)	355	385,388
GFH Sukuk Ltd., 7.50%, 01/28/25(d)	200	199,218
Global Aircraft Leasing Co. Ltd. (7.25% PIK), 6.50%, 09/15/24 (Call 09/15/21)(b)(g)	644	639,221
goeasy Ltd.
4.38%, 05/01/26 (Call 04/27/23)(b)	110	111,272
5.38%, 12/01/24 (Call 12/01/21)(b)	245	254,763
Gtlk Europe Capital DAC
4.95%, 02/18/26(d)	400	425,008
5.95%, 04/17/25(d)	200	218,334
GTLK Europe DAC, 5.13%, 05/31/24(d)	200	211,866
Guangxi Financial Investment Group Co. Ltd., 3.60%, 11/18/23(d)	200	171,600
Haitong International Finance Holdings 2015 Ltd., 2.11%, 03/12/25(d)	400	398,780
Haitong International Securities Group Ltd.
2.13%, 07/02/23(d)	600	605,844
3.38%, 07/19/24(d)	400	420,736

Security	Par (000)	Value

Diversified Financial Services (continued)
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/23)(b)	$245	$241,171
Horse Gallop Finance Ltd.
1.70%, 07/28/25(d)	600	595,704
3.25%, 05/30/22(d)	700	714,791
ICBCIL Finance Co. Ltd.
1.23%, 11/20/24(a)(d)	200	198,044
1.29%, 05/15/23, (3 mo. LIBOR US + 1.1%)(a)(d)	200	199,550
1.75%, 08/25/25(d)	600	595,266
3.13%, 11/15/22(d)	300	308,430
3.75%, 03/05/24(d)	400	426,536
Intercontinental Exchange Inc.
0.70%, 06/15/23	370	371,998
2.35%, 09/15/22 (Call 08/15/22)	361	370,162
3.45%, 09/21/23 (Call 08/21/23)	94	100,234
3.75%, 12/01/25 (Call 09/01/25)	500	554,710
4.00%, 10/15/23	897	971,639
International Lease Finance Corp., 5.88%, 08/15/22	847	903,359
Inventive Global Investments Ltd., 1.65%, 09/03/25(d)	600	590,280
Invesco Finance PLC
3.13%, 11/30/22	52	54,201
4.00%, 01/30/24	338	368,528
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	527	569,255
Jefferies Group LLC, 5.13%, 01/20/23	823	885,079
JIC Zhixin Ltd., 1.50%, 08/27/25(d)	400	395,344
Joy Treasure Assets Holdings Inc., 2.88%, 09/24/24(d)	600	619,260
Kuwait Projects Co. SPC Ltd., 5.00%, 03/15/23(d)	400	412,140
Lazard Group LLC, 3.75%, 02/13/25	104	113,259
LD Holdings Group LLC, 6.50%, 11/01/25 (Call 11/01/22)(b)	260	274,625
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	200	210,568
LSEGA Financing PLC
0.65%, 04/06/24 (Call 03/06/24)(b)	1,560	1,556,942
1.38%, 04/06/26 (Call 03/06/24)(b)	6,000	5,982,480
MAR Sukuk Ltd., 2.21%, 09/02/25(d)	400	406,512
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	727	760,784
3.38%, 04/01/24	318	344,772
Mirae Asset Daewoo Co. Ltd., 3.38%, 05/07/24(d)	200	210,626
Mirae Asset Securities Co. Ltd., 2.63%, 07/30/25(d)	1,000	1,019,930
Mitsubishi HC Capital Inc.
3.56%, 02/28/24 (Call 01/28/24)(b)	200	213,248
3.96%, 09/19/23 (Call 08/19/23)(b)	645	690,731
Muthoot Finance Ltd., 4.40%, 09/02/23(d)	200	201,940
Nasdaq Inc.
0.45%, 12/21/22 (Call 12/21/21)	100	100,010
4.25%, 06/01/24 (Call 03/01/24)	559	613,883
Navient Corp.
5.50%, 01/25/23	350	366,314
5.88%, 10/25/24	210	221,773
6.13%, 03/25/24	375	396,094
6.50%, 06/15/22	400	419,936
6.75%, 06/25/25	250	272,225
7.25%, 01/25/22	275	285,665
7.25%, 09/25/23	200	217,302
NFP Corp., 7.00%, 05/15/25 (Call 05/15/22)(b)	175	188,661
Nomura Holdings Inc.
1.85%, 07/16/25	1,000	1,009,510
2.65%, 01/16/25	750	781,057

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Nuveen Finance LLC, 4.13%, 11/01/24(b)	$577	$639,680
OneMain Finance Corp.
5.63%, 03/15/23	405	432,597
6.13%, 05/15/22	375	392,903
6.13%, 03/15/24 (Call 09/15/23)	556	600,608
6.88%, 03/15/25	525	596,363
7.13%, 03/15/26	800	934,480
8.25%, 10/01/23	121	137,749
8.88%, 06/01/25 (Call 06/01/22)	285	315,817
Ontario Teachers’ Finance Trust, 1.63%, 09/12/24(b)	500	516,485
Orient HuiZhi Ltd., 3.63%, 11/30/22(d)	250	257,943
ORIX Corp.
2.90%, 07/18/22	220	226,367
3.25%, 12/04/24	41	44,228
4.05%, 01/16/24	545	592,649
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 12/15/22 (Call 12/15/21)(b)	125	126,928
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (Call 02/15/23)(b)	656	688,354
5.25%, 08/15/22 (Call 07/15/22)(b)	102	106,590
5.50%, 02/15/24(b)	635	696,271
PennyMac Financial Services Inc., 5.38%, 10/15/25 (Call 10/15/22)(b)	295	310,871
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 03/15/23)(b)	170	172,842
Power Finance Corp. Ltd.
3.25%, 09/16/24(d)	200	207,842
3.75%, 06/18/24(d)	200	210,274
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24(d)	400	489,864
PRA Group Inc., 7.38%, 09/01/25 (Call 09/01/22)(b)	150	160,433
Private Export Funding Corp., Series EE, 2.80%, 05/15/22.	245	250,821
QIIB Senior Sukuk Ltd., 4.26%, 03/05/24(d)	200	215,884
REC Ltd.
3.38%, 07/25/24(d)	400	415,628
4.75%, 05/19/23(d)	400	422,616
5.25%, 11/13/23(d)	200	216,414
Shriram Transport Finance Co. Ltd.
4.40%, 03/13/24(b)	400	396,444
4.40%, 03/13/24(d)	200	198,222
5.10%, 07/16/23(d)	200	201,944
5.95%, 10/24/22(d)	200	204,016
SIHC International Capital Ltd., 4.35%, 09/26/23(d)	200	212,092
SLM Corp.
4.20%, 10/29/25 (Call 09/29/25)	325	342,027
5.13%, 04/05/22 (Call 03/15/22)	70	71,659
Soar Wise Ltd., 3.50%, 05/31/22(d)	400	406,628
SSG Resources Ltd., 4.25%, 10/04/22(d)	400	415,160
State Elite Global Ltd., 2.75%, 06/13/22(d)	800	816,520
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(b)	190	203,344
Sunrise Cayman Ltd., 5.25%, 03/11/24(d)	200	207,040
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)	216	221,309
4.25%, 08/15/24 (Call 05/15/24)	1,040	1,135,753
4.38%, 03/19/24 (Call 02/19/24)	265	289,356
4.50%, 07/23/25 (Call 04/24/25)	598	667,386
Texas Capital Bank Share Inc., 4.00%, 05/06/31(a)	400	402,448
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 04/01/22)(b)	164	167,219
United Shore Financial Services LLC, 5.50%, 11/15/25 (Call 11/15/22)(b)	375	389,738

Security	Par (000)	Value

Diversified Financial Services (continued)
Vertex Capital Investment Ltd., 4.75%, 04/03/24(d)	$400	$424,008
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	551	565,028
2.80%, 12/14/22 (Call 10/14/22)	1,243	1,289,501
3.15%, 12/14/25 (Call 09/14/25)	620	678,503
VistaJet Malta Finance PLC/XO Management Holding Inc., 10.50%, 06/01/24 (Call 06/01/22)(b)	265	286,923
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	1,625	1,608,604
2.85%, 01/10/25 (Call 12/10/24)	349	369,012
4.25%, 06/09/23 (Call 05/09/23)	390	417,421
Xingsheng BVI Co. Ltd., 3.38%, 07/25/22(d)	400	408,532

		115,402,638

Electric — 1.9%
Abu Dhabi National Energy Co. PJSC
3.63%, 01/12/23(b)	730	767,091
4.38%, 04/23/25(d)	500	559,860
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	339	347,767
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)(b)	300	295,095
3.30%, 07/15/25 (Call 06/15/25)(b)	310	330,615
AES Gener SA, 7.13%, 03/26/79 (Call 07/06/24)(a)(d)	600	637,176
Alabama Power Co., Series 13-A, 3.55%, 12/01/23	165	177,702
Alliant Energy Finance LLC, 3.75%, 06/15/23 (Call 05/15/23)(b)	242	256,764
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	562	591,488
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	16	16,408
3.25%, 03/01/25 (Call 12/01/24)	92	99,034
American Electric Power Co. Inc.
Series F, 2.95%, 12/15/22 (Call 09/15/22)	109	112,590
Series M, 0.75%, 11/01/23 (Call 11/20/21)	100	100,047
Series N, 1.00%, 11/01/25 (Call 10/01/25)	70	69,238
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	80	86,441
Arizona Public Service Co., 3.15%, 05/15/25 (Call 02/15/25)	130	139,965
Ausgrid Finance Pty Ltd., 3.85%, 05/01/23 (Call 02/01/23)(b)	243	254,948
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	64	68,856
3.20%, 04/15/25 (Call 03/15/25)	399	430,357
Baltimore Gas & Electric Co., 3.35%, 07/01/23 (Call 04/01/23)	494	520,918
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (Call 12/15/22)	247	256,551
3.75%, 11/15/23 (Call 08/15/23)	167	179,603
4.05%, 04/15/25 (Call 03/15/25)	1,135	1,266,331
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	265	286,404
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(d)	800	922,856
CenterPoint Energy Houston Electric LLC, 2.25%, 08/01/22 (Call 05/01/22)	240	244,558
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	454	465,464
2.50%, 09/01/24 (Call 08/01/24)	139	145,925
Centrais Eletricas Brasileiras SA, 3.63%, 02/04/25(d)	300	305,520
CGNPC International Ltd.
2.75%, 07/02/24(d)	800	831,928
3.88%, 09/11/23(d)	200	211,806

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
China Huadian Overseas Development 2018 Ltd., 3.38%, (Call 06/23/25)(a)(d)(f)	$400	$409,104
China Huadian Overseas Development Management Co. Ltd., 4.00%, (Call 05/29/24)(a)(d)(f)	400	415,040
China Huaneng Group Hong Kong Treasury Management Holding Ltd.
1.60%, 01/20/26(d)	400	399,116
2.60%, 12/10/24(d)	400	419,016
3.08%, (Call 12/09/25)(a)(d)(f)	200	202,850
China Southern Power Grid International Finance BVI Co. Ltd., 2.75%, 05/08/22(d)	400	407,076
Chugoku Electric Power Co. Inc. (The), 2.40%, 08/27/24(d)	500	522,345
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	23	26,210
CLP Power HK Finance Ltd., 3.55%, (Call 11/06/24)(a)(d)(f)	200	207,394
CLP Power Hong Kong Financing Ltd., 2.88%, 04/26/23(d)	200	207,576
Comision Federal de Electricidad, 4.88%, 01/15/24(d)	600	655,578
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	117	120,657
Series A, 0.75%, 12/01/25 (Call 11/01/25)	20	19,707
Consumers Energy Co., 3.38%, 08/15/23 (Call 05/15/23)	234	247,942
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	65	69,598
Dominion Energy Inc.
2.45%, 01/15/23(b)	232	239,589
3.07%, 08/15/24(c)	607	647,463
Series A, 1.45%, 04/15/26 (Call 03/15/26)	995	996,204
Series A, 3.30%, 03/15/25 (Call 02/15/25)	600	648,444
Series B, 2.75%, 09/15/22 (Call 06/15/22)	109	111,727
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)	190	204,402
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/21)(b)	200	207,426
DTE Electric Co.
3.38%, 03/01/25 (Call 12/01/24)	6	6,490
3.65%, 03/15/24 (Call 12/15/23)	25	26,938
DTE Energy Co.
2.25%, 11/01/22	291	298,674
Series B, 2.60%, 06/15/22	109	111,506
Series B, 3.30%, 06/15/22 (Call 04/15/22)	250	256,580
Series C, 2.53%, 10/01/24	365	383,987
Series C, 3.50%, 06/01/24 (Call 03/01/24)	489	523,690
Series D, 3.70%, 08/01/23 (Call 07/01/23)	325	346,148
Series F, 1.05%, 06/01/25 (Call 05/01/25)	1,235	1,230,653
Series F, 3.85%, 12/01/23 (Call 09/01/23)	20	21,480
Series H, 0.55%, 11/01/22	80	80,162
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	248	257,129
3.05%, 03/15/23 (Call 02/15/23)	409	429,262
3.35%, 05/15/22	249	256,836
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	1,001	986,556
2.40%, 08/15/22 (Call 07/15/22)	260	266,068
3.05%, 08/15/22 (Call 05/15/22)	315	323,338
3.75%, 04/15/24 (Call 01/15/24)	808	874,078
3.95%, 10/15/23 (Call 07/15/23)	172	184,766
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)	40	42,782
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	181	184,580
3.25%, 08/15/25 (Call 05/15/25)	120	130,604
3.38%, 09/01/23 (Call 08/01/23)	299	318,857

Security	Par (000)	Value

Electric (continued)
Edison International
2.40%, 09/15/22 (Call 08/15/22)	$532	$542,821
2.95%, 03/15/23 (Call 01/15/23)	562	581,619
3.55%, 11/15/24 (Call 10/15/24)	626	674,164
4.95%, 04/15/25 (Call 03/15/25)	348	389,067
EDP Finance BV, 3.63%, 07/15/24(b)	510	550,657
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(b)	1,275	1,396,954
5.25%, (Call 01/29/23)(a)(b)(f)	600	629,142
5.63%, (Call 01/22/24)(a)(b)(f)	500	537,310
EnBW Energie Baden-Wuerttemberg AG, 5.13%, 04/05/77 (Call 04/05/22)(a)(d)	290	298,068
Enel Finance International NV
2.65%, 09/10/24(b)	625	657,025
2.75%, 04/06/23(b)	530	551,205
2.88%, 05/25/22(b)	760	778,278
4.25%, 09/14/23(b)	895	967,728
4.63%, 09/14/25(b)	500	567,645
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	175	188,206
Engie SA, 2.88%, 10/10/22(b)	258	266,504
Entergy Arkansas LLC, 3.70%, 06/01/24 (Call 03/01/24)	325	352,502
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	176	173,103
4.00%, 07/15/22 (Call 05/15/22)	554	574,725
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	18	20,808
Entergy Louisiana LLC
4.05%, 09/01/23 (Call 06/01/23)	395	424,092
5.40%, 11/01/24	12	13,868
Eskom Holdings SOC Ltd.
6.75%, 08/06/23(d)	400	418,008
7.13%, 02/11/25(d)	800	839,400
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	611	641,348
Evergy Metro Inc.
3.15%, 03/15/23 (Call 12/15/22)	56	58,504
3.65%, 08/15/25 (Call 05/15/25)	25	27,452
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	264	274,299
Series H, 3.15%, 01/15/25 (Call 10/15/24)	74	79,241
Series L, 2.90%, 10/01/24 (Call 08/01/24)	510	543,186
Series N, 3.80%, 12/01/23 (Call 11/01/23)	430	463,549
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	645	634,570
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	500	544,890
3.50%, 06/01/22 (Call 05/01/22)	683	703,504
3.95%, 06/15/25 (Call 03/15/25)	193	212,777
Exelon Generation Co. LLC
3.25%, 06/01/25 (Call 05/01/25)	191	205,380
4.25%, 06/15/22 (Call 03/15/22)	288	297,343
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	421	424,351
Series A, 1.60%, 01/15/26 (Call 12/15/25)	150	146,166
Series A, 3.35%, 07/15/22 (Call 05/15/22)	663	677,301
Series B, 4.75%, 03/15/23 (Call 12/15/22)	506	535,717
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	24	24,893
2.85%, 04/01/25 (Call 03/01/25)	1,530	1,639,823
3.25%, 06/01/24 (Call 12/01/23)	25	26,761
Georgia Power Co.
2.85%, 05/15/22	85	87,153

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series A, 2.10%, 07/30/23	$966	$998,825
Series A, 2.20%, 09/15/24 (Call 08/15/24)	359	375,058
Greenko Investment Co., 4.88%, 08/16/23 (Call 08/16/21)(d)	200	203,034
Guangzhou Development District, 2.60%, 12/15/23(d)	600	601,674
Hrvatska Elektroprivreda, 5.88%, 10/23/22(d)	200	215,232
Iberdrola International BV, 5.81%, 03/15/25	21	24,459
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	595	643,284
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)	66	71,215
Israel Electric Corp. Ltd.
6.88%, 06/21/23(d)	400	448,620
Series 6, 5.00%, 11/12/24(b)	600	673,626
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	231	238,036
3.65%, 06/15/24 (Call 03/15/24)	35	37,644
Jersey Central Power & Light Co., 4.70%, 04/01/24 (Call 01/01/24)(b)	421	458,726
Kansai Electric Power Co. Inc. (The), 2.55%, 09/17/24(d)	200	209,412
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(d)	200	204,128
3.88%, 07/19/23(d)	400	429,024
Korea Electric Power Corp., 1.13%, 06/15/25(d)	600	598,140
Korea Hydro & Nuclear Power Co. Ltd.
3.00%, 09/19/22(b)	600	620,658
3.75%, 07/25/23(d)	600	642,150
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(d)	200	194,656
Lamar Funding Ltd., 3.96%, 05/07/25(d)	714	722,468
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	342	371,368
Midland Cogeneration Venture LP, 6.00%, 03/15/25(b)(e)	110	114,578
Monongahela Power Co., 4.10%, 04/15/24 (Call 01/15/24)(b)	163	175,613
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22 (Call 08/15/22)	450	460,760
2.70%, 02/15/23 (Call 12/15/22)	307	318,040
2.95%, 02/07/24 (Call 12/07/23)	449	475,774
3.40%, 11/15/23 (Call 08/15/23)	9	9,591
4.75%, 04/30/43 (Call 04/30/23)(a)	100	104,641
NextEra Energy Capital Holdings Inc.
0.65%, 03/01/23	735	736,940
1.95%, 09/01/22	190	193,906
2.75%, 05/01/25 (Call 04/01/25)	135	143,972
2.80%, 01/15/23 (Call 12/15/22)	242	251,116
3.15%, 04/01/24 (Call 03/01/24)	934	1,000,146
NextEra Energy Operating Partners LP, 4.25%, 07/15/24 (Call 04/15/24)(b)	350	371,322
Niagara Mohawk Power Corp.
2.72%, 11/28/22(b)	71	73,309
3.51%, 10/01/24 (Call 07/01/24)(b)	191	206,074
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	232	235,322
2.60%, 05/15/23 (Call 11/15/22)	306	316,248
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(b)	280	281,268
3.75%, 06/15/24 (Call 05/15/24)(b)	330	352,816
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)	102	104,437
NTPC Ltd.
3.75%, 04/03/24(d)	400	421,524
4.75%, 10/03/22(d)	200	209,750

Security	Par (000)	Value

Electric (continued)
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)(b)	$1,073	$1,046,293
2.75%, 06/01/24 (Call 05/01/24)	260	275,566
2.95%, 04/01/25 (Call 01/01/25)	22	23,525
4.10%, 06/01/22 (Call 03/01/22)	158	162,830
7.00%, 09/01/22	292	317,363
Pacific Gas & Electric Co.
1.75%, 06/16/22 (Call 06/16/21)	7,954	7,960,443
2.95%, 03/01/26 (Call 12/01/25)	100	103,223
3.15%, 01/01/26	1,250	1,302,312
3.45%, 07/01/25	150	158,988
3.50%, 06/15/25 (Call 03/15/25)	500	529,590
4.25%, 08/01/23 (Call 07/01/23)	250	266,805
PacifiCorp
2.95%, 06/01/23 (Call 03/01/23)	59	61,676
3.60%, 04/01/24 (Call 01/01/24)	100	107,795
PECO Energy Co., 2.38%, 09/15/22 (Call 06/15/22)	60	61,331
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	400	402,036
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	380	408,466
Power Grid Corp. of India Ltd., 3.88%, 01/17/23(d)	400	417,308
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	90	94,596
3.50%, 12/01/22 (Call 09/01/22)	599	623,170
3.95%, 03/15/24 (Call 12/15/23)	96	103,751
4.20%, 06/15/22 (Call 03/15/22)	247	254,684
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	650	693,101
Public Service Co. of Colorado, 2.25%, 09/15/22 (Call 03/15/22)	131	133,226
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	28	29,936
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	56	58,021
3.25%, 09/01/23 (Call 08/01/23)	320	340,112
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	93	91,458
2.65%, 11/15/22 (Call 10/15/22)	263	271,448
2.88%, 06/15/24 (Call 05/15/24)	260	275,738
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	237	248,122
San Diego Gas & Electric Co., Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	42	44,708
Saudi Electricity Global Sukuk Co. 2, 3.47%, 04/08/23(d)	650	682,520
Saudi Electricity Global Sukuk Co. 3, 4.00%, 04/08/24(d)	600	649,734
Saudi Electricity Global Sukuk Co. 4, 4.22%, 01/27/24(d)	600	651,372
Saudi Electricity Global Sukuk Co. 5, 1.74%, 09/17/25(d)	450	453,231
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	577	593,058
2.90%, 02/01/23 (Call 01/01/23)	445	462,764
3.55%, 06/15/24 (Call 03/15/24)	349	376,002
4.05%, 12/01/23 (Call 09/01/23)	371	399,997
SMC Global Power Holdings Corp.
5.70%, (Call 01/21/26)(a)(d)(f)	400	406,968
6.50%, (Call 04/25/24)(a)(d)(f)	400	412,076
7.00%, (Call 10/21/25)(a)(d)(f)	400	425,624
Southern California Edison Co.
Series C, 3.50%, 10/01/23 (Call 07/01/23)	151	160,555
Series D, 3.40%, 06/01/23 (Call 05/01/23)	205	216,115
Series E, 3.70%, 08/01/25 (Call 06/01/25)	134	147,044

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	$841	$880,350
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	200	199,588
Series B, 4.00%, 01/15/51 (Call 01/15/26)(a)	500	532,500
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	100	98,035
4.15%, 12/01/25 (Call 09/01/25)	500	560,795
Southwestern Electric Power Co., Series N, 1.65%, 03/15/26 (Call 02/15/26)	125	126,269
SPIC Luxembourg Latin America Renewable Energy Investment Co. Sarl, 4.65%, 10/30/23(d)	200	215,000
SPIC MTN Co. Ltd., 1.63%, 07/27/25(d)	600	595,422
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(d)	800	837,056
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/22(d)	800	815,816
3.75%, 05/02/23(d)	700	740,117
Tabreed Sukuk Spc Ltd., 5.50%, 10/31/25(d)	400	459,836
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/21)	248	206,361
10.50%, 01/15/26 (Call 01/15/22)(b)	265	243,546
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 03/01/22)(b)	150	154,070
Three Gorges Finance I Cayman Islands Ltd., 2.30%, 10/16/24 (Call 09/16/24)(d)	600	620,118
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)	179	186,391
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)	35	37,629
Vena Energy Capital Pte Ltd., 3.13%, 02/26/25(d)	300	303,288
Virginia Electric & Power Co.
3.45%, 09/01/22 (Call 06/01/22)	284	293,298
3.45%, 02/15/24 (Call 11/15/23)	43	46,154
Series A, 3.10%, 05/15/25 (Call 02/15/25)	97	104,173
Series C, 2.75%, 03/15/23 (Call 12/15/22)	257	267,074
Vistra Operations Co. LLC, 3.55%, 07/15/24 (Call 06/15/24)(b)	930	964,968
WEC Energy Group Inc.
0.80%, 03/15/24 (Call 02/15/24)	435	435,848
3.55%, 06/15/25 (Call 03/15/25)	24	26,134
Wisconsin Electric Power Co., 2.05%, 12/15/24 (Call 11/15/24)	314	329,188
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)	47	47,086
3.30%, 06/01/25 (Call 12/01/24)	386	417,374

		95,732,790

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	148	153,304
3.15%, 06/01/25 (Call 03/01/25)	10	10,836
EnerSys, 5.00%, 04/30/23 (Call 01/30/23)(b)	95	99,585
Schneider Electric SE, 2.95%, 09/27/22(b)	224	231,920
WESCO Distribution Inc.
5.38%, 06/15/24 (Call 06/15/21)	164	167,157
7.13%, 06/15/25 (Call 06/15/22)(b)	665	719,876

		1,382,678

Electronics — 0.2%
AAC Technologies Holdings Inc., 3.00%, 11/27/24 (Call 11/27/22)(d)	200	205,964
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)	221	234,956

Security	Par (000)	Value

Electronics (continued)
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	$248	$264,499
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	221	229,243
3.20%, 04/01/24 (Call 02/01/24)	74	78,830
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	308	329,769
4.00%, 04/01/25 (Call 01/01/25)	18	19,541
4.50%, 03/01/23 (Call 12/01/22)	105	111,073
Avnet Inc., 4.88%, 12/01/22	458	486,639
Brightstar Escrow Corp., 9.75%, 10/15/25 (Call 10/15/22)(b)	225	245,126
Competition Team Technologies Ltd., 3.75%, 03/12/24(d)	200	215,126
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	100	108,606
5.00%, 02/15/23	335	358,859
Foxconn Far East Ltd., 1.63%, 10/28/25(d)	600	602,016
Honeywell International Inc.
0.48%, 08/19/22 (Call 08/19/21)	490	490,377
1.35%, 06/01/25 (Call 05/01/25)	340	346,841
2.15%, 08/08/22 (Call 07/08/22)	334	341,592
2.30%, 08/15/24 (Call 07/15/24)	620	654,875
3.35%, 12/01/23	33	35,494
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)	135	139,662
5.45%, 12/15/24 (Call 09/15/24)	244	279,480
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	465	465,656
4.70%, 09/15/22	369	389,192
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	111	123,954
Legrand France SA, 8.50%, 02/15/25	259	327,790
Sensata Technologies BV
4.88%, 10/15/23(b)	225	241,448
5.00%, 10/01/25(b)	300	333,000
5.63%, 11/01/24(b)	200	222,994
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	466	497,189
4.75%, 12/01/24 (Call 09/01/24)	180	201,668
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/01/24)	55	59,285

		8,640,744

Energy - Alternate Sources — 0.1%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(d)	200	221,382
Azure Power Energy Ltd., 5.50%, 11/03/22 (Call 08/03/21)(d)	300	305,904
Contemporary Ruiding Development Ltd., 1.88%, 09/17/25 (Call 06/17/25)(d)	600	598,812
Greenko Dutch BV, 3.85%, 03/29/26 (Call 03/29/23)(b)	600	609,210
Greenko Solar Mauritius Ltd., 5.55%, 01/29/25(d)	200	206,350
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 01/02/22)(d)(e)	400	273,336
ReNew Power Synthetic, 6.67%, 03/12/24 (Call 03/12/22)(d)	200	210,050
SK Battery America Inc.
1.63%, 01/26/24(d)	200	200,132
2.13%, 01/26/26(d)	400	394,528

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Energy - Alternate Sources (continued)
TerraForm Power Operating LLC, 4.25%, 01/31/23 (Call 10/31/22)(b)	$300	$308,574

		3,328,278

Engineering & Construction — 0.2%
AECOM, 5.88%, 10/15/24 (Call 07/15/24)	400	450,020
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/21)(b)	375	383,572
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(b)	190	199,893
CCCI Treasure Ltd., 3.43%, (Call 11/21/24)(a)(d)(f)	400	399,160
Chengdu Airport Xingcheng Investment Group Co. Ltd., 6.50%, 07/18/22(d)	200	205,292
China Minmetals Corp., 3.75%, (Call 11/13/22)(a)(d)(f)	300	304,368
China Railway Resources Huitung Ltd., 3.85%, 02/05/23(d)	200	208,392
China State Construction Finance Cayman II Ltd., 3.38%, 11/29/22(d)	200	204,866
Chongqing International Logistics Hub Park Construction Co. Ltd., 4.30%, 09/26/24(d)	200	170,320
CRCC Yuxiang Ltd., 3.50%, 05/16/23(d)	200	208,340
CSCEC Finance Cayman II Ltd., 2.90%, 07/05/22(d)	1,000	1,017,790
Dianjian Haiyu Ltd.
3.45%, (Call 09/29/25)(a)(d)(f)	600	604,008
3.50%, (Call 06/12/22)(a)(d)(f)	400	401,836
4.30%, (Call 06/20/24)(a)(d)(f)	400	412,504
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	331	341,963
Fujian Zhanglong Group Co. Ltd., 3.45%, 12/19/23(d)	400	400,260
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22 (Call 05/15/21)	141	141,259
Hongkong International Qingdao Co. Ltd.
3.99%, 04/27/23(d)	400	401,016
4.00%, 10/08/24(d)	200	199,016
4.25%, 12/04/22(d)	200	201,542
IHS Netherlands Holdco BV, 7.13%, 03/18/25 (Call 09/18/21)(d)	200	208,454
Michael Baker International LLC, 8.75%, 03/01/23 (Call 12/01/21)(b)	98	99,428
PowerTeam Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(b)	495	549,688
Shuifa International Holdings BVI Co. Ltd., 4.30%, 05/08/23(d)	200	191,966
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(b)	23	24,591
3.90%, 03/22/23(b)	188	198,701
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/21)(b)(e)	290	299,324
Wuhan Metro Group Co. Ltd., 2.96%, 09/24/24(d)	400	412,664
Yongda Investment Ltd., 2.25%, 06/16/25(d)	600	604,062
Zhaobing Investment BVI Ltd., 5.88%, 09/18/22(d)	1,100	924,748
Zhengzhou Real Estate Group Co. Ltd., 3.95%, 10/09/22(d)	400	408,084

		10,777,127

Entertainment — 0.2%
Amber Treasure Ventures Ltd., 2.90%, 06/11/22 (Call 06/11/21)(d)	600	600,840
AMC Entertainment Holdings Inc., 10.50%, 04/15/25 (Call 04/15/22)(b)	170	181,939
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 03/01/22)(b)	200	206,152
Boyne USA Inc., 7.25%, 05/01/25 (Call 05/01/21)(b)	260	269,841

Security	Par (000)	Value

Entertainment (continued)
Caesars Entertainment Inc., 6.25%, 07/01/25 (Call 07/01/22)(b)	$1,445	$1,536,685
Caesars Resort Collection LLC/CRC Finco Inc.
5.25%, 10/15/25 (Call 10/15/21)(b)	700	706,062
5.75%, 07/01/25 (Call 07/01/22)(b)	445	468,879
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 06/01/21)	185	186,621
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/01/22)(b)	460	482,880
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/21)	300	299,622
5.88%, 03/15/26 (Call 03/15/23)(b)	275	285,329
8.75%, 05/01/25 (Call 05/01/22)(b)	110	119,733
Cirsa Finance International Sarl, 7.88%, 12/20/23 (Call 06/20/21)(b)	200	203,842
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23 (Call 02/15/22)(b)	100	104,067
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Call 03/01/22)(b)	140	135,129
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 04/15/22)(b)	150	160,425
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(b)	325	334,887
6.50%, 02/15/25 (Call 08/15/24)(b)	575	636,410
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 02/01/22)(b)	154	160,545
Live Nation Entertainment Inc., 4.88%, 11/01/24 (Call 11/01/21)(b)	285	290,347
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 10/15/21)(b)(e)	225	234,770
8.00%, 02/01/26 (Call 02/01/23)(b)	545	553,235
Powdr Corp., 6.00%, 08/01/25 (Call 08/01/22)(b)	125	132,275
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/21)(b)	557	575,225
8.25%, 03/15/26 (Call 03/15/22)(b)	475	513,218
8.63%, 07/01/25 (Call 07/01/22)(b)	225	246,191
SeaWorld Parks & Entertainment Inc.
8.75%, 05/01/25 (Call 05/01/22)(b)	100	108,748
9.50%, 08/01/25 (Call 02/01/22)(b)	185	200,830
Six Flags Entertainment Corp., 4.88%, 07/31/24 (Call 07/31/21)(b)	425	429,420
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(b)	300	323,562
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(b)	290	308,232
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/25 (Call 04/15/22)(b)	285	307,660

		11,303,601

Environmental Control — 0.1%
Covanta Holding Corp., 5.88%, 07/01/25 (Call 07/01/21)	200	208,472
FS Luxembourg Sarl, 10.00%, 12/15/25(d)	400	435,752
GFL Environmental Inc.
3.75%, 08/01/25 (Call 08/01/22)(b)	330	335,699
4.25%, 06/01/25 (Call 06/01/22)(b)	205	212,124
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	140	138,411
2.50%, 08/15/24 (Call 07/15/24)	921	971,977
3.20%, 03/15/25 (Call 12/15/24)	17	18,307
4.75%, 05/15/23 (Call 02/15/23)	98	105,468
Stericycle Inc., 5.38%, 07/15/24 (Call 06/07/21)(b)	200	206,478

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(b)	$250	$283,083
Tuspark Forward Ltd., 6.95%, 06/18/22(d)	200	171,042
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	344	356,941
2.90%, 09/15/22 (Call 06/15/22)	145	149,196
3.13%, 03/01/25 (Call 12/01/24)	125	134,846
3.50%, 05/15/24 (Call 02/15/24)	309	333,402
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/15/22)(b)	225	230,508

		4,291,706

Food — 0.4%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(b)	325	324,298
3.50%, 02/15/23 (Call 12/15/22)(b)	350	360,234
5.75%, 03/15/25 (Call 09/15/21)	75	77,324
7.50%, 03/15/26 (Call 03/15/22)(b)	150	165,351
Arcor SAIC, 6.00%, 07/06/23(d)	400	383,568
B&G Foods Inc., 5.25%, 04/01/25 (Call 04/01/22)	400	411,736
Blossom Joy Ltd., 3.10%, (Call 07/21/25)(a)(d)(f)	600	607,026
Campbell Soup Co.
2.50%, 08/02/22	284	291,623
3.30%, 03/19/25 (Call 12/19/24)	247	266,427
3.65%, 03/15/23 (Call 02/15/23)	918	970,427
3.95%, 03/15/25 (Call 01/15/25)	272	300,035
Cencosud SA, 5.15%, 02/12/25 (Call 11/12/24)(d)	200	223,698
China Mengniu Dairy Co. Ltd., 4.25%, 08/07/23(d)	400	426,012
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 04/15/22)(b)	200	208,160
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	70	72,748
4.30%, 05/01/24 (Call 04/01/24)	1,108	1,222,689
Danone SA, 2.59%, 11/02/23 (Call 09/02/23)(b)	510	532,537
Del Monte Foods Inc., 11.88%, 05/15/25 (Call 05/15/22)(b)	230	261,919
Dole Food Co. Inc., 7.25%, 06/15/25 (Call 06/15/21)(b)	125	127,539
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 05/01/21)(b)	175	179,932
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	504	519,044
3.65%, 02/15/24 (Call 11/15/23)	88	95,183
3.70%, 10/17/23 (Call 09/17/23)	595	639,786
4.00%, 04/17/25 (Call 02/17/25)	370	410,297
Grupo Bimbo SAB de CV, 5.95%, (Call 04/17/23)(a)(d)(f)	400	425,924
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	175	174,874
2.05%, 11/15/24 (Call 10/15/24)	465	486,990
3.38%, 05/15/23 (Call 04/15/23)	339	358,920
Ingles Markets Inc., 5.75%, 06/15/23 (Call 06/15/21)	144	145,326
JGSH Philippines Ltd., 4.38%, 01/23/23(d)	400	421,236
JM Smucker Co. (The), 3.50%, 03/15/25	1,155	1,259,689
Kellogg Co., 2.65%, 12/01/23	481	506,517
Kraft Heinz Foods Co.
3.95%, 07/15/25 (Call 04/15/25)	700	774,998
4.00%, 06/15/23 (Call 05/15/23)	100	107,397
Kroger Co. (The)
2.80%, 08/01/22 (Call 07/01/22)	276	283,929
3.85%, 08/01/23 (Call 05/01/23)	353	377,156
4.00%, 02/01/24 (Call 11/01/23)	335	363,073
Lamb Weston Holdings Inc., 4.63%, 11/01/24 (Call 11/01/21)(b)	400	414,884
Mars Inc., 2.70%, 04/01/25 (Call 03/01/25)(b)	44	46,790

Security	Par (000)	Value

Food (continued)
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	$449	$461,383
3.15%, 08/15/24 (Call 06/15/24)	169	181,029
Mondelez International Holdings Netherlands BV
2.13%, 09/19/22(b)	280	286,703
2.25%, 09/19/24 (Call 08/19/24)(b)	250	261,842
Mondelez International Inc.
0.63%, 07/01/22	201	201,635
1.50%, 05/04/25 (Call 04/04/25)	576	588,119
Nestle Holdings Inc.
0.38%, 01/15/24(b)	150	149,510
2.25%, 05/10/22(d)	77	78,536
2.38%, 11/17/22(d)	165	170,245
3.13%, 03/22/23(d)	111	116,803
3.35%, 09/24/23 (Call 08/24/23)(b)	855	913,337
Sysco Corp.
2.60%, 06/12/22	275	281,333
3.55%, 03/15/25 (Call 01/15/25)	358	390,080
5.65%, 04/01/25 (Call 03/01/25)	383	448,095
Tyson Foods Inc.
3.90%, 09/28/23 (Call 08/28/23)	179	192,608
3.95%, 08/15/24 (Call 05/15/24)	90	98,312
4.00%, 03/01/26 (Call 01/01/26)	500	559,020
4.50%, 06/15/22 (Call 03/15/22)	711	736,290
U.S. Foods Inc., 6.25%, 04/15/25 (Call 04/15/22)(b)	560	595,476
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(d)	200	216,196

		22,151,848

Food Service — 0.0%
Aramark Services Inc.
5.00%, 04/01/25 (Call 04/01/22)(b)	265	272,025
6.38%, 05/01/25 (Call 05/01/22)(b)	650	691,386

		963,411

Forest Products & Paper — 0.1%
Clearwater Paper Corp., 5.38%, 02/01/25(b)	166	176,631
Fibria Overseas Finance Ltd., 5.25%, 05/12/24	100	110,895
Georgia-Pacific LLC
0.63%, 05/15/24(b)	600	598,278
1.75%, 09/30/25 (Call 08/30/25)(b)	262	268,044
3.60%, 03/01/25 (Call 12/01/24)(b)	22	23,899
3.73%, 07/15/23 (Call 04/15/23)(b)	394	419,047
8.00%, 01/15/24	334	400,045
International Paper Co., 3.80%, 01/15/26 (Call 10/15/25)	400	444,044
Inversiones CMPC SA, 4.75%, 09/15/24 (Call 06/15/24)(d)	600	658,806
Inversiones CMPC SA/Cayman Islands Branch, 4.38%, 05/15/23 (Call 02/15/23)(d)	200	211,508
Mercer International Inc., 5.50%, 01/15/26 (Call 01/15/22)	146	150,053
Resolute Forest Products Inc., 4.88%, 03/01/26 (Call 03/01/23)(b)	100	101,917
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(b)	15	15,954

		3,579,121

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	250	277,545
5.63%, 05/20/24 (Call 03/20/24)	305	339,984
APT Pipelines Ltd., 4.20%, 03/23/25 (Call 12/23/24)(b)	295	322,535
Atmos Energy Corp., 0.63%, 03/09/23 (Call 09/09/21)	50	50,047
Beijing Gas Singapore Capital Corp., 2.75%, 05/31/22(d)	300	304,899

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Brooklyn Union Gas Co. (The), 3.41%, 03/10/26 (Call 12/10/25)(b)	$300	$323,802
CenterPoint Energy Resources Corp., 3.55%, 04/01/23 (Call 03/01/23)	432	456,542
East Ohio Gas Co. (The), 1.30%, 06/15/25 (Call 05/15/25)(b)	918	922,149
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	137	146,126
3.60%, 12/15/24 (Call 09/15/24)	315	342,893
Series A, 2.50%, 11/15/24 (Call 10/15/24)	780	821,028
Korea Gas Corp.
2.75%, 07/20/22(d)	200	205,518
3.50%, 07/21/25(d)	200	219,190
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	63	65,933
5.20%, 07/15/25 (Call 04/15/25)	120	135,118
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)	1,182	1,169,364
ONE Gas Inc., 1.10%, 03/11/24 (Call 09/11/21)	50	50,035
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(d)	400	441,264
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 03/31/22)(b)	155	157,017
Southern California Gas Co., 3.15%, 09/15/24 (Call 06/15/24)	250	268,775
Southern Co. Gas Capital Corp., 2.45%, 10/01/23 (Call 08/01/23)	182	189,518

		7,209,282

Hand & Machine Tools — 0.0%
Apex Tool Group LLC/BC Mountain Finance Inc., 9.00%, 02/15/23 (Call 06/01/21)(b)(e)	150	149,874
Stanley Black & Decker Inc., 4.00%, 03/15/60 (Call 03/15/25)(a)	500	532,005
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 07/15/21)(b)	73	76,876

		758,755

Health Care - Products — 0.2%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	1,323	1,423,760
3.40%, 11/30/23 (Call 09/30/23)	368	394,503
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	274	283,667
3.45%, 03/01/24 (Call 02/01/24)	851	912,961
3.85%, 05/15/25	133	147,199
DH Europe Finance II Sarl
2.05%, 11/15/22	523	536,033
2.20%, 11/15/24 (Call 10/15/24)	313	327,314
Fresenius U.S. Finance II Inc., 4.50%, 01/15/23 (Call 10/17/22)(b)	100	104,993
Hill-Rom Holdings Inc., 5.00%, 02/15/25 (Call 02/15/22)(b)	67	68,755
Medtronic Inc., 3.50%, 03/15/25	676	744,161
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.38%, 06/01/25 (Call 06/01/22)(b)	120	129,271
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	249	249,545
3.38%, 05/15/24 (Call 02/15/24)	205	220,570
3.38%, 11/01/25 (Call 08/01/25)	680	744,199
Thermo Fisher Scientific Inc., 4.13%, 03/25/25 (Call 02/25/25)	395	439,572
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26 (Call 12/15/25)	500	539,320

Security	Par (000)	Value

Health Care - Products (continued)
3.55%, 04/01/25 (Call 01/01/25)	$315	$343,621
3.70%, 03/19/23 (Call 02/19/23)	418	441,153

		8,050,597

Health Care - Services — 0.7%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	822	845,887
2.80%, 06/15/23 (Call 04/15/23)	750	783,547
3.50%, 11/15/24 (Call 08/15/24)	429	464,937
Air Methods Corp., 8.00%, 05/15/25 (Call 05/15/21)(b)	175	165,554
Akumin Inc., 7.00%, 11/01/25 (Call 10/23/22)(b)	210	219,265
Anthem Inc.
0.45%, 03/15/23	5	5,006
1.50%, 03/15/26 (Call 02/15/26)	2,075	2,094,401
2.38%, 01/15/25 (Call 12/15/24)	896	939,994
2.95%, 12/01/22 (Call 11/01/22)	485	503,440
3.13%, 05/15/22	377	387,892
3.30%, 01/15/23	629	659,576
3.35%, 12/01/24 (Call 10/01/24)	188	203,781
3.50%, 08/15/24 (Call 05/15/24)	855	925,597
CHS/Community Health Systems Inc.
6.63%, 02/15/25 (Call 02/15/22)(b)	650	686,003
8.00%, 03/15/26 (Call 03/15/22)(b)	925	996,068
8.13%, 06/30/24 (Call 06/30/21)(b)	550	575,778
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	152	153,456
2.76%, 10/01/24 (Call 07/01/24)	342	361,870
2.95%, 11/01/22	105	108,619
Encompass Health Corp.
5.13%, 03/15/23 (Call 06/01/21)	33	33,136
5.75%, 09/15/25 (Call 09/15/21)	193	199,674
Fresenius Medical Care U.S. Finance II Inc., 4.75%, 10/15/24 (Call 07/17/24)(b)	30	33,231
Global Medical Response Inc., 6.50%, 10/01/25 (Call 10/01/21)(b)	240	245,842
HCA Inc.
4.75%, 05/01/23	1,106	1,192,014
5.00%, 03/15/24	734	817,882
5.25%, 04/15/25	1,131	1,300,073
5.38%, 02/01/25	1,165	1,298,136
5.88%, 05/01/23	575	626,451
5.88%, 02/15/26 (Call 08/15/25)	650	746,525
8.36%, 04/15/24(e)	175	205,252
Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 06/01/25 (Call 05/01/25)(b)	57	57,749
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	214	221,826
3.15%, 12/01/22 (Call 09/01/22)	573	593,084
3.85%, 10/01/24 (Call 07/01/24)	153	166,645
4.50%, 04/01/25 (Call 03/01/25)	1,122	1,263,540
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)	350	365,579
3.25%, 09/01/24 (Call 07/01/24)	375	401,760
3.60%, 02/01/25 (Call 11/01/24)	681	739,798
3.75%, 08/23/22 (Call 05/23/22)	160	165,459
4.00%, 11/01/23 (Call 08/01/23)	14	15,038
Legacy LifePoint Health LLC, 6.75%, 04/15/25 (Call 04/15/22)(b)	290	309,308
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	200	218,670
ModivCare Inc., 5.88%, 11/15/25 (Call 11/01/22)(b)	210	223,175
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	300	315,522

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	$100	$100,566
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/15/22)(b)	335	360,276
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)	160	174,270
4.25%, 04/01/24 (Call 01/01/24)	55	60,245
Quorom Health Corp., 11.63%, 04/15/23(h)(i)(j)	100	0	(k)
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(b)	365	379,684
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	141	149,026
Surgery Center Holdings Inc., 6.75%, 07/01/25 (Call 07/01/21)(b)	150	152,768
Sutter Health, Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	107	107,125
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/21)	790	802,119
4.63%, 09/01/24 (Call 09/01/21)(b)	247	253,998
4.88%, 01/01/26 (Call 03/01/22)(b)	900	934,893
5.13%, 05/01/25 (Call 05/01/21)	610	617,631
6.75%, 06/15/23	825	900,743
7.50%, 04/01/25 (Call 04/01/22)(b)	295	317,892
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26 (Call 03/01/23)(b)	175	182,600
UnitedHealth Group Inc.
2.38%, 10/15/22	385	396,812
2.38%, 08/15/24	562	594,506
2.75%, 02/15/23 (Call 11/15/22)	753	781,501
2.88%, 03/15/23	717	751,258
3.35%, 07/15/22	962	997,257
3.50%, 06/15/23	557	593,918
3.50%, 02/15/24	582	629,963
3.75%, 07/15/25	624	694,687

		33,769,778

Holding Companies - Diversified — 0.4%
Alfa SAB de CV, 5.25%, 03/25/24 (Call 12/25/23)(d)	200	219,806
Amipeace Ltd., 2.50%, 12/05/24(d)	400	419,320
Apollo Investment Corp., 5.25%, 03/03/25	100	103,793
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	406	424,270
3.50%, 02/10/23 (Call 01/10/23)	359	373,927
3.88%, 01/15/26 (Call 12/15/25)	300	320,085
4.20%, 06/10/24 (Call 05/10/24)	257	277,262
4.25%, 03/01/25 (Call 01/01/25)	380	411,411
Bain Capital Specialty Finance Inc., 2.95%, 03/10/26 (Call 02/10/26)	100	100,684
Beijing State-Owned Assets Management Hong Kong Co. Ltd., 4.13%, 05/26/25(d)	600	642,372
Blackstone Secured Lending Fund
2.75%, 09/16/26 (Call 08/19/26)(b)	300	301,947
3.63%, 01/15/26 (Call 12/15/25)(b)	300	316,137
3.65%, 07/14/23(b)	190	198,740
China Taiping New Horizon Ltd., 6.00%, 10/18/23(d)	200	220,280
CK Hutchison Capital Securities 17 Ltd., 4.00%, (Call 05/12/22)(a)(b)(f)	200	203,512
CK Hutchison International 17 II Ltd., 2.75%, 03/29/23(b)	200	208,072
CK Hutchison International 19 Ltd., 3.25%, 04/11/24 (Call 03/11/24)(b)	760	812,683
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(b)	200	203,186

Security	Par (000)	Value

Holding Companies - Diversified (continued)
FS KKR Capital Corp.
3.40%, 01/15/26 (Call 12/15/25)	$430	$439,653
4.13%, 02/01/25 (Call 01/01/25)	55	57,745
4.63%, 07/15/24 (Call 06/15/24)	460	492,770
4.75%, 05/15/22 (Call 04/15/22)	86	88,952
Goldman Sachs BDC Inc., 3.75%, 02/10/25 (Call 01/10/25)	156	167,221
Golub Capital BDC Inc., 3.38%, 04/15/24 (Call 03/15/24)	10	10,403
Guohui International Bvi Co. Ltd., 4.37%, 07/09/22(d)	800	804,024
Haiguo Xintai Capital Ltd., 4.30%, 10/08/22(d)	200	170,046
Huarong Finance 2017 Co. Ltd.
1.34%, 11/07/22(a)(d)	400	308,320
1.52%, 07/03/23, (3 mo. LIBOR US + 1.325%)(a)(d)	200	152,242
4.00%, (Call 11/07/22)(a)(d)(f)	400	254,000
Huarong Finance 2019 Co. Ltd.
2.50%, 02/24/23 (Call 01/24/23)(d)	300	231,045
3.25%, 11/13/24 (Call 10/13/24)(d)	400	309,164
3.38%, 05/29/22(d)	600	492,018
3.75%, 05/29/24(d)	600	464,034
Huarong Finance II Co. Ltd.
5.00%, 11/19/25(d)	200	154,064
5.50%, 01/16/25(d)	200	155,682
Huatong International Investment Holdings Co. Ltd., 2.98%, 03/04/24(d)	400	384,120
Hutchison Whampoa International 12 II Ltd., 3.25%, 11/08/22(b)	200	207,958
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	520	544,705
6.38%, 12/15/25 (Call 12/15/21)	335	346,427
6.75%, 02/01/24 (Call 02/01/22)	175	178,836
KOC Holding AS
5.25%, 03/15/23 (Call 12/15/22)(d)	400	411,876
6.50%, 03/11/25 (Call 12/11/24)(d)	200	214,128
Main Street Capital Corp., 5.20%, 05/01/24	225	244,073
MDGH-GMTN BV
2.50%, 11/07/24 (Call 10/07/24)(d)	1,000	1,049,910
2.75%, 05/11/23(d)	400	416,612
3.00%, 04/19/24(d)	400	424,420
Mumtalakat Sukuk Holding Co., 5.63%, 02/27/24(d)	400	427,404
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)	305	317,060
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	50	49,727
3.75%, 07/22/25 (Call 06/22/25)	525	556,936
4.00%, 03/30/25 (Call 02/28/25)	110	117,603
5.25%, 04/15/24 (Call 03/15/24)	70	76,944
Owl Rock Technology Finance Corp., 4.75%, 12/15/25 (Call 11/15/25)(b)	100	108,872
Prospect Capital Corp., 3.71%, 01/22/26 (Call 12/22/25)	100	101,164
Rongshi International Finance Ltd., 2.88%, 05/04/22(d)	400	407,104
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)	175	184,543
Stena AB, 7.00%, 02/01/24(b)	200	203,344
Stena International SA, 6.13%, 02/01/25 (Call 02/01/22)(b)	200	203,392
Swire Pacific MTN Financing Ltd., 4.50%, 10/09/23(d)	200	216,794
Temasek Financial I Ltd., 2.38%, 01/23/23(b)	500	516,885
Xi Yang Overseas Ltd., 4.30%, 06/05/24(d)	400	421,836
Zhongyuan Asset Management Co. Ltd., 4.20%, 11/29/22(d)	200	139,108

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Zhongyuan Sincere Investment Co. Ltd., 4.25%, 06/28/24(d)	$400	$414,196

		19,394,847

Home Builders — 0.1%
Adams Homes Inc., 7.50%, 02/15/25 (Call 02/15/22)(b)	105	110,828
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.75%, 08/01/25 (Call 08/01/21)(b)	100	104,040
Beazer Homes USA Inc., 6.75%, 03/15/25 (Call 03/15/22)	150	155,205
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.38%, 05/15/25 (Call 05/15/21)(b)	200	204,762
Century Communities Inc., 5.88%, 07/15/25 (Call 07/15/21)	195	202,441
DR Horton Inc.
2.50%, 10/15/24 (Call 09/15/24)	585	616,344
4.38%, 09/15/22 (Call 06/15/22)	104	108,320
4.75%, 02/15/23 (Call 11/15/22)	81	86,046
5.75%, 08/15/23 (Call 05/15/23)	340	375,112
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/22)(b)	200	213,856
Forestar Group Inc.
3.85%, 05/15/26 (Call 05/15/23)(b)	60	60,760
8.00%, 04/15/24 (Call 04/15/22)(b)	155	161,290
K Hovnanian Enterprises Inc.
7.75%, 02/15/26 (Call 02/15/22)(b)	150	162,152
10.50%, 02/15/26 (Call 02/15/22)(b)	125	136,251
KB Home
7.00%, 12/15/21 (Call 09/15/21)	100	102,250
7.50%, 09/15/22	150	162,705
7.63%, 05/15/23 (Call 11/15/22)	160	174,504
Lennar Corp.
4.50%, 04/30/24 (Call 01/30/24)	328	358,579
4.75%, 11/15/22 (Call 08/15/22)	250	262,818
4.75%, 05/30/25 (Call 02/28/25)	249	279,921
4.88%, 12/15/23 (Call 09/15/23)	175	191,494
5.88%, 11/15/24 (Call 05/15/24)	285	325,427
M/I Homes Inc., 5.63%, 08/01/25 (Call 08/01/21)	125	129,614
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	200	227,648
New Home Co. Inc. (The), 7.25%, 10/15/25 (Call 10/15/22)(b)	130	136,656
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	285	295,850
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(b)	293	311,629
STL Holding Co. LLC, 7.50%, 02/15/26 (Call 02/15/23)(b)	100	104,812
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(b)	176	191,697
5.88%, 04/15/23 (Call 01/15/23)(b)	150	161,072
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)	158	166,124
4.88%, 11/15/25 (Call 08/15/25)	100	112,321
5.88%, 02/15/22 (Call 11/15/21)	150	154,089
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	200	223,002

		6,769,619

Home Furnishings — 0.0%
Leggett & Platt Inc.
3.40%, 08/15/22 (Call 05/15/22)	62	63,647
3.80%, 11/15/24 (Call 08/15/24)	19	20,527

Security	Par (000)	Value

Home Furnishings (continued)
Panasonic Corp.
2.54%, 07/19/22 (Call 06/19/22)(b)	$220	$224,895
2.68%, 07/19/24 (Call 06/19/24)(b)	265	279,594
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 04/15/23)(b)	360	373,885
Well Hope Development Ltd., 3.88%, (Call 10/19/22)(a)(d)(f)	400	408,176
Whirlpool Corp.
4.00%, 03/01/24	142	155,010
4.70%, 06/01/22	81	84,579

		1,610,313

Household Products & Wares — 0.1%
Church & Dwight Co. Inc., 2.45%, 08/01/22 (Call 07/01/22)	387	396,509
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	69	71,092
3.50%, 12/15/24 (Call 09/15/24)	26	28,479
Kimberly-Clark Corp.
2.40%, 06/01/23	45	46,924
3.05%, 08/15/25	12	12,994
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/22 (Call 05/24/22)(b)	1,005	1,026,406
2.75%, 06/26/24 (Call 04/26/24)(b)	505	534,093
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 07/15/21)	212	218,180

		2,334,677

Housewares — 0.1%
American Greetings Corp., 8.75%, 04/15/25 (Call 04/15/22)(b)	100	103,291
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/22)(b)	310	331,207
Newell Brands Inc.
4.00%, 06/15/22 (Call 03/15/22)	56	57,523
4.00%, 12/01/24 (Call 09/01/24)	100	106,738
4.35%, 04/01/23 (Call 02/01/23)	625	658,250
4.70%, 04/01/26 (Call 01/01/26)	850	946,840
4.88%, 06/01/25 (Call 05/01/25)	260	288,015
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(d)	400	442,372

		2,934,236

Insurance — 1.1%
Acrisure LLC/Acrisure Finance Inc., 7.00%, 11/15/25 (Call 11/15/21)(b)	400	411,352
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	60	59,749
3.25%, 03/17/25	92	99,672
3.63%, 06/15/23	528	563,798
3.63%, 11/15/24	299	328,407
AIA Group Ltd.
3.13%, 03/13/23(d)	400	417,040
3.20%, 03/11/25 (Call 12/11/24)(b)	200	212,688
Alleghany Corp., 4.95%, 06/27/22	150	157,701
Allstate Corp. (The)
3.15%, 06/15/23	585	618,485
Series B, 5.75%, 08/15/53 (Call 08/15/23)(a)	500	535,005
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	857	903,338
3.75%, 07/10/25 (Call 04/10/25)	164	180,597
4.13%, 02/15/24	879	961,230
4.88%, 06/01/22	855	894,963
Aon Corp., 2.20%, 11/15/22	635	652,323

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Aon PLC
3.50%, 06/14/24 (Call 03/01/24)	$302	$325,490
4.00%, 11/27/23 (Call 08/27/23)	387	417,499
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	335	365,391
Assurant Inc.
4.00%, 03/15/23	292	310,043
4.20%, 09/27/23 (Call 08/27/23)	374	403,845
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	453	508,810
AssuredPartners Inc., 7.00%, 08/15/25 (Call 08/15/21)(b)	225	230,929
Athene Global Funding
1.00%, 04/16/24(b)	1,000	1,000,450
1.45%, 01/08/26(b)	100	98,973
2.50%, 01/14/25(b)	560	584,450
2.75%, 06/25/24(b)	354	372,850
2.80%, 05/26/23(b)	500	520,975
3.00%, 07/01/22(b)	642	660,689
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	481	494,405
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	1,219	1,269,272
3.00%, 02/11/23	371	388,645
3.13%, 03/15/26 (Call 12/15/25)	700	766,927
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	241	264,811
Cloverie PLC for Swiss Re Corporate Solutions Ltd., 4.50%, 09/11/44 (Call 09/11/24)(a)(d)	250	270,787
CNA Financial Corp., 3.95%, 05/15/24 (Call 02/15/24)	442	480,233
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	257	292,055
Equitable Financial Life Global Funding
0.50%, 04/06/23(b)	1,000	1,000,000
0.50%, 11/17/23(b)	20	19,996
1.40%, 07/07/25(b)	920	924,848
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	255	270,774
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(b)	230	264,187
Fidelity National Financial Inc., 5.50%, 09/01/22	258	274,566
First American Financial Corp., 4.60%, 11/15/24	25	27,800
Five Corners Funding Trust, 4.42%, 11/15/23(b)	545	597,227
GA Global Funding Trust
1.00%, 04/08/24(b)	1,000	1,000,410
1.63%, 01/15/26(b)	500	501,445
Genworth Holdings Inc.
4.80%, 02/15/24(e)	175	172,083
4.90%, 08/15/23	160	159,088
7.63%, 09/24/21	100	101,959
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	51	50,393
Guardian Life Global Funding
1.10%, 06/23/25(b)	172	172,193
2.50%, 05/08/22(b)	63	64,427
2.90%, 05/06/24(b)	380	405,376
3.40%, 04/25/23(b)	80	84,665
Hanwha Life Insurance Co. Ltd., 4.70%, (Call 04/23/23)(a)(d)(f)	380	395,683
Heungkuk Life Insurance Co. Ltd., 4.48%, (Call 11/09/22)(a)(d)(f)	300	303,456
Jackson National Life Global Funding
2.38%, 09/15/22(b)	78	80,110
2.50%, 06/27/22(b)	62	63,508
2.65%, 06/21/24(b)	200	210,598
3.25%, 01/30/24(b)	75	80,087

Security	Par (000)	Value

Insurance (continued)
3.88%, 06/11/25(b)	$500	$550,425
Liberty Mutual Group Inc.
4.25%, 06/15/23(b)	546	587,895
4.95%, 05/01/22(b)	37	38,583
Lincoln National Corp.
3.35%, 03/09/25	56	60,831
4.00%, 09/01/23	555	599,039
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	285	296,366
Manulife Financial Corp., 4.15%, 03/04/26	697	787,540
Markel Corp., 4.90%, 07/01/22	122	128,048
Marsh & McLennan Companies Inc.
3.30%, 03/14/23 (Call 01/14/23)	62	65,111
3.50%, 06/03/24 (Call 03/03/24)	279	300,709
3.50%, 03/10/25 (Call 12/10/24)	313	341,646
3.88%, 03/15/24 (Call 02/15/24)	1,145	1,248,485
MassMutual Global Funding II
0.60%, 04/12/24(b)	534	533,738
0.85%, 06/09/23(b)	5	5,044
2.50%, 10/17/22(b)	265	273,530
2.75%, 06/22/24(b)	350	372,064
2.95%, 01/11/25(b)	500	535,435
Met Tower Global Funding, 0.55%, 07/13/22(b)	129	129,412
MetLife Inc.
3.00%, 03/01/25	270	291,489
3.05%, 12/15/22	376	392,029
3.60%, 04/10/24	218	237,193
Series D, 4.37%, 09/15/23	273	297,802
Metropolitan Life Global Funding I
0.90%, 06/08/23(b)	500	504,915
0.95%, 07/02/25(b)	500	497,930
1.95%, 01/13/23(b)	400	410,520
2.40%, 06/17/22(b)	495	506,687
3.60%, 01/11/24(b)	610	658,233
MGIC Investment Corp., 5.75%, 08/15/23(e)	155	167,363
New York Life Global Funding
0.40%, 10/21/23(b)	100	99,878
0.95%, 06/24/25(b)	20	19,958
1.10%, 05/05/23(b)	174	176,460
2.00%, 01/22/25(b)	665	689,585
2.25%, 07/12/22(b)	279	285,685
2.30%, 06/10/22(b)	536	547,937
2.88%, 04/10/24(b)	489	520,726
2.90%, 01/17/24(b)	424	450,610
Nippon Life Insurance Co., 5.10%, 10/16/44 (Call 10/16/24)(a)(b)	1,100	1,220,043
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(b)	185	212,896
Pacific Life Global Funding II, 1.38%, 04/14/26(b)	500	500,280
Pricoa Global Funding I
0.80%, 09/01/25(b)	700	690,396
2.40%, 09/23/24(b)	700	739,809
2.45%, 09/21/22(b)	505	519,807
3.45%, 09/01/23(b)	400	427,416
Primerica Inc., 4.75%, 07/15/22	172	180,452
Principal Financial Group Inc.
3.13%, 05/15/23	45	47,376
3.30%, 09/15/22	60	62,361
3.40%, 05/15/25 (Call 02/15/25)	10	10,851
Principal Life Global Funding II
0.75%, 04/12/24(b)	445	445,521
0.88%, 01/12/26(b)	50	48,973

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
1.25%, 06/23/25(b)	$550	$552,546
2.25%, 11/21/24(b)	615	644,440
Protective Life Global Funding
0.50%, 04/12/23(b)	310	310,310
1.17%, 07/15/25(b)	500	498,675
1.62%, 04/15/26(b)	1,000	1,004,060
2.62%, 08/22/22(b)	500	514,870
Prudential Financial Inc.
3.50%, 05/15/24	639	696,421
5.20%, 03/15/44 (Call 03/15/24)(a)	220	235,640
5.38%, 05/15/45 (Call 05/15/25)(a)	300	330,396
5.63%, 06/15/43 (Call 06/15/23)(a)	453	490,241
5.88%, 09/15/42 (Call 09/15/22)(a)	623	659,477
QBE Insurance Group Ltd., 5.88%, (Call 05/12/25)(a)(b)(f)	200	216,028
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	190	201,487
6.63%, 03/15/25 (Call 09/15/24)	300	339,375
Reinsurance Group of America Inc., 4.70%, 09/15/23	15	16,401
Reliance Standard Life Global Funding II
2.15%, 01/21/23(b)	60	61,565
2.63%, 07/22/22(b)	55	56,388
3.85%, 09/19/23(b)	828	889,280
Swiss Re Finance Luxembourg SA, 4.25%, (Call 09/04/24)(a)(d)(f)	400	421,704
Teachers Insurance & Annuity Association of America, 4.38%, 09/15/54 (Call 09/15/24)(a)(b)	10	10,628
Unum Group, 4.00%, 03/15/24	500	542,310
USI Inc./NY, 6.88%, 05/01/25 (Call 05/01/21)(b)	239	242,979
Vigorous Champion International Ltd.
2.75%, 06/02/25(d)	600	612,078
4.38%, 09/10/23(d)	200	212,914
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	38	40,782
5.65%, 05/15/53 (Call 05/15/23)(a)	234	250,424
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	588	634,370
XLIT Ltd., 4.45%, 03/31/25	91	101,872
ZhongAn Online P&C Insurance Co. Ltd., 3.13%, 07/16/25 (Call 04/16/25)(d)	200	201,496

		53,952,995

Internet — 0.4%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (Call 05/06/23)	250	260,600
3.60%, 11/28/24 (Call 08/28/24)	530	575,368
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	1,035	1,025,571
3.38%, 02/25/24	343	372,265
Amazon.com Inc.
0.40%, 06/03/23	182	182,653
0.80%, 06/03/25 (Call 05/03/25)	142	142,173
2.40%, 02/22/23 (Call 01/22/23)	1,209	1,253,781
2.50%, 11/29/22 (Call 08/29/22)	694	714,723
2.80%, 08/22/24 (Call 06/22/24)	1,218	1,306,342
3.80%, 12/05/24 (Call 09/05/24)	335	371,609
Baidu Inc.
2.88%, 07/06/22	440	450,168
3.08%, 04/07/25 (Call 03/07/25)	285	300,666
3.50%, 11/28/22	205	213,243
3.88%, 09/29/23 (Call 08/29/23)	300	319,818
4.13%, 06/30/25	800	879,456

Security	Par (000)	Value

Internet (continued)
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	$200	$208,480
3.65%, 03/15/25 (Call 12/15/24)	186	203,322
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(b)	225	231,064
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)	574	591,438
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	308	318,207
2.75%, 01/30/23 (Call 12/30/22)	1,094	1,137,093
3.45%, 08/01/24 (Call 05/01/24)	229	247,034
Expedia Group Inc.
3.60%, 12/15/23 (Call 11/15/23)(b)	100	106,473
4.50%, 08/15/24 (Call 05/15/24)	500	549,105
6.25%, 05/01/25 (Call 02/01/25)(b)	301	350,262
Meituan, 2.13%, 10/28/25(d)	200	197,442
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(b)	220	236,762
5.75%, 03/01/24	150	168,463
5.88%, 02/15/25	455	526,121
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)	150	153,167
5.00%, 04/15/25 (Call 04/15/22)(b)	445	450,714
Prosus NV, 5.50%, 07/21/25 (Call 04/21/25)(d)	400	456,972
TD Ameritrade Holding Corp.
3.63%, 04/01/25 (Call 01/01/25)	10	10,979
3.75%, 04/01/24 (Call 03/01/24)	116	126,174
Tencent Holdings Ltd.
1.10%, 04/11/24, (3 mo. LIBOR US + 0.910%)(a)(d)	400	401,584
1.81%, 01/26/26 (Call 12/26/25)(d)(e)	600	606,960
2.99%, 01/19/23 (Call 12/19/22)(d)	800	827,896
3.28%, 04/11/24 (Call 03/11/24)(d)	600	639,156
3.58%, 04/11/26 (Call 02/11/26)(d)	200	217,840
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(b)	230	248,497
Uber Technologies Inc., 7.50%, 05/15/25 (Call 05/15/22)(b)	460	497,131
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)	300	339,306
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)	500	525,580

		18,941,658

Iron & Steel — 0.3%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24(d)	600	652,128
Allegheny Ludlum LLC, 6.95%, 12/15/25	50	54,425
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	390	424,507
ArcelorMittal SA
3.60%, 07/16/24	302	321,319
4.55%, 03/11/26	350	388,171
6.13%, 06/01/25	250	290,970
Carpenter Technology Corp., 4.45%, 03/01/23 (Call 12/01/22)	173	180,306
Cleveland-Cliffs Inc.
5.75%, 03/01/25 (Call 03/01/22)	228	234,318
6.75%, 03/15/26 (Call 03/04/23)(b)	350	380,471
9.88%, 10/17/25 (Call 10/17/22)(b)	359	421,466
Commercial Metals Co., 4.88%, 05/15/23 (Call 02/15/23)	175	183,461
CSN Resources SA, 7.63%, 02/13/23 (Call 02/13/22)(d)	400	416,392
Evraz PLC
5.25%, 04/02/24(d)	200	215,252
5.38%, 03/20/23(d)	200	211,884
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%, 04/29/24 (Call 01/29/24)(d)	178	199,184

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 10/01/21)(b)(e)	$99	$100,031
JSW Steel Ltd., 5.95%, 04/18/24(d)	200	214,588
Metalloinvest Finance DAC, 4.85%, 05/02/24(d)	200	213,934
Metinvest BV, 8.50%, 04/23/26 (Call 01/23/26)(d)	400	442,096
MMK International Capital DAC, 4.38%, 06/13/24 (Call 03/13/24)(d)	600	640,320
Novolipetsk Steel via Steel Funding DAC, 4.00%, 09/21/24 (Call 06/21/24)(d)	400	424,512
Novolipetsk Steel Via Steel Funding DAC, 4.50%, 06/15/23(d)	200	211,744
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	156	161,529
4.00%, 08/01/23 (Call 05/01/23)	437	467,057
4.13%, 09/15/22 (Call 06/15/22)	385	400,600
Periama Holdings LLC/DE, 5.95%, 04/19/26(d)	400	425,328
POSCO
2.50%, 01/17/25(d)	200	207,356
2.75%, 07/15/24(d)	400	421,688
4.00%, 08/01/23(d)	200	213,636
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	117	116,931
4.50%, 04/15/23 (Call 01/15/23)	201	213,874
Severstal OAO Via Steel Capital SA
3.15%, 09/16/24(d)	600	618,444
5.90%, 10/17/22(d)	200	212,948
Shandong Iron And Steel Xinheng International Co. Ltd.
6.50%, 11/05/23(d)	200	200,480
6.85%, 09/25/22(d)	200	201,974
Shougang Group Co. Ltd., 4.00%, 05/23/24(d)	600	636,570
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	280	292,790
2.80%, 12/15/24 (Call 11/15/24)	360	382,043
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/22)	300	306,552
6.88%, 08/15/25 (Call 08/15/21)	375	384,514

		12,685,793

Leisure Time — 0.2%
Carnival Corp.
7.63%, 03/01/26 (Call 03/01/24)(b)	635	695,427
10.50%, 02/01/26 (Call 08/01/23)(b)	350	413,112
11.50%, 04/01/23 (Call 01/01/23)(b)	1,683	1,932,959
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 09/15/21)(b)	175	169,885
King Power Capital Ltd., 5.63%, 11/03/24(d)	200	227,598
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(b)	382	395,771
8.00%, 04/15/26 (Call 02/01/23)(b)	200	210,416
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/21)(b)	250	239,303
5.88%, 03/15/26 (Call 12/15/25)(b)	677	709,164
10.25%, 02/01/26 (Call 08/01/23)(b)	325	383,012
12.25%, 05/15/24 (Call 02/15/24)(b)	310	378,091
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	304	313,138
9.13%, 06/15/23 (Call 03/15/23)(b)	425	468,737
10.88%, 06/01/23 (Call 03/01/23)(b)	400	459,136
11.50%, 06/01/25 (Call 06/01/22)(b)	1,000	1,158,790
Silversea Cruise Finance Ltd., 7.25%, 02/01/25 (Call 02/01/22)(b)	285	294,864

Security	Par (000)	Value

Leisure Time (continued)
Sunny Express Enterprises Corp., 2.63%, 04/23/25(d)	$400	$409,676
Viking Cruises Ltd.
6.25%, 05/15/25 (Call 05/15/21)(b)	75	75,086
13.00%, 05/15/25 (Call 05/15/22)(b)	320	374,141

		9,308,306

Lodging — 0.3%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 03/15/22)(b)	125	124,858
Boyd Gaming Corp., 8.63%, 06/01/25 (Call 06/01/22)(b)	290	321,131
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/21)(b)	175	182,033
10.75%, 09/01/24 (Call 09/01/21)(b)	230	243,324
Fortune Star BVI Ltd.
5.95%, 10/19/25 (Call 10/19/23)(d)	400	417,096
6.85%, 07/02/24 (Call 07/02/23)(d)	400	424,780
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25 (Call 05/01/22)(b)	260	273,546
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)	180	188,820
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	530	554,449
5.38%, 04/23/25 (Call 03/23/25)	224	252,668
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	107	111,018
3.20%, 08/08/24 (Call 07/08/24)	885	928,002
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	665	708,192
3.75%, 03/15/25 (Call 12/15/24)	91	97,535
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	771	887,930
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	116	124,571
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(b)	205	217,589
Melco Resorts Finance Ltd., 4.88%, 06/06/25 (Call 06/06/21)(d)	400	411,752
MGM China Holdings Ltd.
5.25%, 06/18/25 (Call 06/16/22)(b)	200	208,790
5.38%, 05/15/24 (Call 05/15/21)(b)	400	411,552
MGM Resorts International
5.75%, 06/15/25 (Call 03/15/25)	300	330,375
6.00%, 03/15/23	555	594,161
6.75%, 05/01/25 (Call 05/01/22)	375	402,229
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)	200	212,756
4.60%, 08/08/23 (Call 07/08/23)	880	939,400
5.13%, 08/08/25 (Call 06/08/25)	411	458,803
Station Casinos LLC, 5.00%, 10/01/25 (Call 10/01/21)(b)	119	120,728
Studio City Finance Ltd., 6.00%, 07/15/25 (Call 07/15/22)(b)	400	423,196
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 05/15/21)(b)	125	122,183
Travel & Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)	200	206,556
4.25%, 03/01/22 (Call 12/01/21)	150	152,064
Travel + Leisure Co.
5.65%, 04/01/24 (Call 02/01/24)	150	163,378
6.60%, 10/01/25 (Call 07/01/25)	175	198,462
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(b)	250	268,077

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(b)	$225	$230,834
5.50%, 03/01/25 (Call 12/01/24)(b)	825	878,823
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 10/01/21)(b)	200	203,498
5.50%, 01/15/26 (Call 06/15/22)(b)	425	445,991

		13,441,150

Machinery — 0.4%
ABB Finance USA Inc., 2.88%, 05/08/22	760	779,638
Caterpillar Financial Services Corp.
0.25%, 03/01/23	160	159,957
0.65%, 07/07/23	293	295,054
0.80%, 11/13/25	500	495,860
0.95%, 05/13/22	247	248,769
1.45%, 05/15/25	57	58,275
1.90%, 09/06/22	149	152,314
1.95%, 11/18/22	200	205,300
2.15%, 11/08/24	479	503,060
2.40%, 06/06/22	270	276,342
2.55%, 11/29/22	205	212,452
2.63%, 03/01/23	75	78,233
2.85%, 06/01/22(e)	195	200,608
2.85%, 05/17/24	343	366,626
3.30%, 06/09/24	565	612,194
3.45%, 05/15/23	288	306,311
3.65%, 12/07/23	846	917,216
3.75%, 11/24/23	85	92,313
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	830	899,413
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 12/15/21)(b)	185	184,506
CNH Industrial Capital LLC
1.95%, 07/02/23	477	490,346
4.20%, 01/15/24	33	35,925
CNH Industrial NV, 4.50%, 08/15/23	305	330,516
Colfax Corp., 6.38%, 02/15/26 (Call 02/15/22)(b)	150	159,858
Crane Co., 4.45%, 12/15/23 (Call 09/15/23)	5	5,422
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	491	501,036
2.75%, 04/15/25 (Call 03/15/25)	95	101,926
Doosan Infracore Co. Ltd., 1.00%, 07/21/23(d)	400	402,172
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	25	26,981
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	126	129,823
4.00%, 11/15/23 (Call 08/15/23)	92	97,958
Husky III Holding Ltd. (13.75% PIK), 13.00%, 02/15/25 (Call 02/15/22)(b)(g)	170	185,378
John Deere Capital Corp.
0.45%, 01/17/24	275	275,104
0.55%, 07/05/22	110	110,386
0.70%, 07/05/23	267	269,307
0.70%, 01/15/26	1,050	1,040,833
1.20%, 04/06/23	106	107,928
1.95%, 06/13/22	570	580,665
2.05%, 01/09/25	668	698,421
2.15%, 09/08/22	636	651,976
2.60%, 03/07/24	467	495,552
2.65%, 06/24/24	137	145,879
2.70%, 01/06/23	95	98,886
2.80%, 01/27/23	97	101,327
2.80%, 03/06/23	632	662,045
3.35%, 06/12/24	105	113,841

Security	Par (000)	Value

Machinery (continued)
3.45%, 06/07/23	$359	$381,972
3.45%, 01/10/24	150	162,057
3.45%, 03/13/25	132	145,005
3.65%, 10/12/23	615	664,341
JPW Industries Holding Corp., 9.00%, 10/01/24 (Call 10/01/21)(b)	95	96,099
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 04/01/22)(b)	150	162,645
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 08/01/21)(b)	190	198,155
nVent Finance Sarl, 3.95%, 04/15/23 (Call 03/15/23)	117	122,290
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	949	986,485
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 12/15/21)(b)	225	230,216
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	92	97,971
Shanghai Electric Group Global Investment Ltd., 2.30%, 02/21/25(d)	400	404,388
Tennant Co., 5.63%, 05/01/25 (Call 05/01/21)	190	195,345
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/22)(b)	275	285,464
Welbilt Inc., 9.50%, 02/15/24 (Call 02/15/22)	175	184,009
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	254	270,886
4.40%, 03/15/24 (Call 02/15/24)	408	444,940
Zoomlion HK SPV Co. Ltd., 6.13%, 12/20/22(b)	200	209,650

		20,105,850

Manufacturing — 0.3%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	374	383,421
2.00%, 06/26/22	395	403,113
2.00%, 02/14/25 (Call 01/14/25)	91	95,051
2.25%, 03/15/23 (Call 02/15/23)	418	432,714
2.65%, 04/15/25 (Call 03/15/25)	131	139,769
3.00%, 08/07/25	72	78,119
3.25%, 02/14/24 (Call 01/14/24)	753	808,880
Bombardier Inc.
5.75%, 03/15/22(b)	225	233,087
6.00%, 10/15/22 (Call 05/31/21)(b)	575	574,615
6.13%, 01/15/23(b)	470	492,447
7.50%, 12/01/24 (Call 12/01/21)(b)	425	431,341
7.50%, 03/15/25 (Call 03/15/22)(b)	650	649,558
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)	173	187,556
3.75%, 11/15/22 (Call 08/15/22)	30	31,230
Eaton Corp., 2.75%, 11/02/22	985	1,019,810
FXI Holdings Inc., 7.88%, 11/01/24 (Call 11/01/21)(b)	247	255,645
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/22)(b)	250	262,093
General Electric Co.
2.70%, 10/09/22	682	704,636
3.38%, 03/11/24	703	755,577
3.45%, 05/15/24 (Call 02/13/24)	674	726,943
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/22)	195	209,744
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)	86	92,713
LSB Industries Inc., 9.63%, 05/01/23 (Call 05/01/21)(b)	170	175,950
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	717	758,887
3.30%, 11/21/24 (Call 08/21/24)	121	130,425

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Siemens Financieringsmaatschappij NV
0.40%, 03/11/23(b)	$340	$340,619
0.65%, 03/11/24(b)	370	370,788
1.20%, 03/11/26(b)	1,415	1,411,123
2.00%, 09/15/23(b)	250	258,945
2.90%, 05/27/22(b)	750	770,797
3.13%, 03/16/24(b)	250	267,645
3.25%, 05/27/25(b)	550	597,746
Sunny Optical Technology Group Co. Ltd., 3.75%, 01/23/23(d)	200	207,330
Textron Inc.
3.88%, 03/01/25 (Call 12/01/24)	106	115,332
4.30%, 03/01/24 (Call 12/01/23)	243	264,318
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23	473	509,780
Trane Technologies Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	505	546,748
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	225	237,515

		15,932,010

Media — 0.7%
AMC Networks Inc.
4.75%, 08/01/25 (Call 08/01/21)	375	386,126
5.00%, 04/01/24 (Call 04/01/22)	159	161,250
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26 (Call 02/01/23)(b)	140	143,158
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/21)(b)	200	202,174
5.75%, 02/15/26 (Call 02/15/22)(b)	25	25,838
Cengage Learning Inc., 9.50%, 06/15/24 (Call 06/15/21)(b)	250	255,342
Charter Communications Operating LLC/Charter Communications Operating Capital 4.46%, 07/23/22 (Call 05/23/22)	1,511	1,572,467
4.50%, 02/01/24 (Call 01/01/24)	1,019	1,113,736
4.91%, 07/23/25 (Call 04/23/25)	1,844	2,096,149
Clear Channel Worldwide Holdings Inc., 9.25%, 02/15/24 (Call 02/15/22)	385	401,266
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	411	468,371
Comcast Corp.
3.00%, 02/01/24 (Call 01/01/24)	445	475,318
3.10%, 04/01/25 (Call 03/01/25)	715	774,853
3.15%, 03/01/26 (Call 12/01/25)	1,000	1,090,500
3.38%, 02/15/25 (Call 11/15/24)	237	258,745
3.38%, 08/15/25 (Call 05/15/25)	386	423,276
3.60%, 03/01/24	1,257	1,367,465
3.70%, 04/15/24 (Call 03/15/24)	1,530	1,667,899
3.95%, 10/15/25 (Call 08/15/25)	150	168,379
Cox Communications Inc.
2.95%, 06/30/23 (Call 03/30/23)(b)	303	316,656
3.15%, 08/15/24 (Call 06/15/24)(b)	562	601,778
3.25%, 12/15/22(b)	801	836,532
3.85%, 02/01/25 (Call 11/01/24)(b)	34	37,151
CSC Holdings LLC
5.25%, 06/01/24	300	325,050
5.88%, 09/15/22	300	315,561
6.75%, 11/15/21	350	359,625
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	757	789,657
3.45%, 03/15/25 (Call 12/15/24)	209	224,704
3.80%, 03/13/24 (Call 01/13/24)	100	107,800

Security	Par (000)	Value

Media (continued)
3.90%, 11/15/24 (Call 08/15/24)	$337	$367,485
3.95%, 06/15/25 (Call 05/15/25)	147	160,965
DISH DBS Corp.
5.00%, 03/15/23	650	679,796
5.88%, 07/15/22	895	936,492
5.88%, 11/15/24	925	1,001,229
EW Scripps Co. (The), 5.13%, 05/15/25 (Call 05/15/21)(b)	200	205,266
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	246	263,127
4.03%, 01/25/24 (Call 12/25/23)	969	1,051,830
Houghton Mifflin Harcourt Publishers Inc., 9.00%, 02/15/25 (Call 02/15/22)(b)	125	133,698
McGraw Hill LLC / McGraw-Hill Global Education Finance Inc., 8.00%, 11/30/24 (Call 01/06/22)(b)	225	228,634
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/24 (Call 05/15/21)(b)	175	172,762
Meredith Corp.
6.50%, 07/01/25 (Call 07/01/22)(b)	125	133,884
6.88%, 02/01/26 (Call 02/01/22)	481	494,102
Quebecor Media Inc., 5.75%, 01/15/23	370	395,227
Salem Media Group Inc., 6.75%, 06/01/24 (Call 06/01/21)(b)(e)	125	124,065
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/21)(b)	360	361,760
4.63%, 07/15/24 (Call 07/15/21)(b)	875	900,200
Sky Ltd.
3.13%, 11/26/22(b)	15	15,637
3.75%, 09/16/24(b)	200	219,690
Spanish Broadcasting System Inc., 9.75%, 03/01/26 (Call 09/01/23)(b)	135	130,406
TEGNA Inc.
4.75%, 03/15/26 (Call 03/15/23)(b)	250	266,392
5.50%, 09/15/24 (Call 09/15/21)(b)(e)	48	48,962
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	320	346,682
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	734	837,971
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/23)(b)	230	241,413
TWDC Enterprises 18 Corp.
2.13%, 09/13/22(d)	250	255,652
2.35%, 12/01/22	588	606,828
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/15/22)(b)	610	620,108
9.50%, 05/01/25 (Call 05/01/22)(b)	185	205,742
ViacomCBS Inc.
3.50%, 01/15/25 (Call 10/15/24)	411	442,931
3.70%, 08/15/24 (Call 05/15/24)	307	333,242
3.88%, 04/01/24 (Call 01/01/24)	122	131,709
4.00%, 01/15/26 (Call 10/15/25)	150	166,181
4.75%, 05/15/25 (Call 04/15/25)	809	916,913
Videotron Ltd.
5.00%, 07/15/22	310	322,760
5.38%, 06/15/24 (Call 03/15/24)(b)	290	319,026
Walt Disney Co. (The)
1.65%, 09/01/22	208	211,736
1.75%, 08/30/24 (Call 07/30/24)	1,473	1,523,730
3.00%, 09/15/22	486	503,647
3.35%, 03/24/25	1,177	1,282,153
3.70%, 09/15/24 (Call 06/15/24)	119	130,015

		34,656,874

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metal Fabricate & Hardware — 0.0%
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 12/15/21)(b)	$350	$357,080
Hillman Group Inc. (The), 6.38%, 07/15/22 (Call 07/15/21)(b)	113	113,095
Huayi Finance I Ltd., 3.00%, 10/30/24(d)	400	408,800
MCC Holding Hong Kong Corp. Ltd., 3.50%, (Call 01/16/23)(a)(d)(f)	500	505,185
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	671	692,868

		2,077,028

Mining — 0.4%
ALROSA Finance SA, 4.65%, 04/09/24 (Call 01/09/24)(d)	200	213,536
Anglo American Capital PLC
3.63%, 09/11/24(b)	65	70,310
4.88%, 05/14/25(b)	1,000	1,133,460
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22	240	250,435
Arconic Corp., 6.00%, 05/15/25 (Call 05/15/22)(b)	483	516,525
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23	330	357,007
Chinalco Capital Holdings Ltd., 4.10%, (Call 09/11/24)(a)(d)(f)	400	412,432
Compass Minerals International Inc., 4.88%, 07/15/24 (Call 05/15/24)(b)	125	129,228
Constellium SE
5.75%, 05/15/24 (Call 05/15/21)(b)	250	252,905
5.88%, 02/15/26 (Call 11/15/21)(b)	250	257,805
Corp. Nacional del Cobre de Chile, 4.50%, 09/16/25(d)	600	677,574
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 09/01/21)(d)	700	718,298
6.88%, 03/01/26 (Call 03/01/22)(d)	400	420,800
7.25%, 04/01/23 (Call 10/01/21)(d)	400	407,508
7.50%, 04/01/25 (Call 04/01/22)(d)	650	675,149
FMG Resources August 2006 Pty Ltd.
5.13%, 03/15/23 (Call 12/15/22)(b)	225	237,602
5.13%, 05/15/24 (Call 02/15/24)(b)	325	353,646
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	688	718,609
4.55%, 11/14/24 (Call 08/14/24)	400	437,132
Fresnillo PLC, 5.50%, 11/13/23(d)	200	222,006
Glencore Finance Canada Ltd., 4.25%, 10/25/22(b)	535	561,862
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(b)	760	763,891
1.63%, 04/27/26 (Call 03/27/26)(b)	50	49,713
3.00%, 10/27/22 (Call 09/27/22)(b)	210	216,521
4.00%, 04/16/25(b)(e)	23	25,157
4.13%, 05/30/23(b)	635	676,999
4.13%, 03/12/24 (Call 02/12/24)(b)	761	823,866
4.63%, 04/29/24(b)	502	554,569
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24 (Call 04/15/24)(d)	200	218,538
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(d)	400	435,648
5.71%, 11/15/23(d)	400	440,536
Kaiser Aluminum Corp., 6.50%, 05/01/25 (Call 05/01/22)(b)	200	212,712
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	63	70,651
Minera y Metalurgica del Boleo SAPI de CV, 3.25%, 04/17/24(d)	200	213,120
Minmetals Bounteous Finance BVI Ltd., 3.38%, (Call 09/03/24)(a)(d)(f)	500	506,640

Security	Par (000)	Value

Mining (continued)
MMC Norilsk Nickel OJSC via MMC Finance DAC, 4.10%, 04/11/23 (Call 01/11/23)(d)	$400	$415,884
MMC Norilsk Nickel OJSC Via MMC Finance DAC
2.55%, 09/11/25 (Call 06/11/25)(d)	1,000	1,005,130
3.38%, 10/28/24 (Call 07/28/24)(b)	300	311,139
Mountain Province Diamonds Inc., 8.00%, 12/15/22 (Call 12/15/21)(b)(e)	110	100,766
New Gold Inc., 6.38%, 05/15/25 (Call 05/15/21)(b)	60	61,811
Newmont Corp., 3.70%, 03/15/23 (Call 12/15/22)	55	57,670
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(b)	200	211,996
Petropavlovsk 2016 Ltd., 8.13%, 11/14/22 (Call 08/14/22)(d)	400	410,648
Polyus Finance PLC, 5.25%, 02/07/23(d)	200	210,534
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	490	542,979
Rusal Capital DAC, 4.85%, 02/01/23(d)	200	203,828
Southern Copper Corp.
3.50%, 11/08/22	180	187,106
3.88%, 04/23/25	35	38,258
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(b)	235	244,416
Vedanta Resources Finance II PLC
8.95%, 03/11/25 (Call 09/11/24)(b)	600	593,964
13.88%, 01/21/24 (Call 12/21/22)(d)	400	439,924
Vedanta Resources Ltd.
6.13%, 08/09/24 (Call 08/09/21)(d)	600	513,636
6.38%, 07/30/22(d)	200	197,336
7.13%, 05/31/23(d)	600	565,104

		20,544,519

Multi-National — 0.0%
Asian Development Bank, 0.25%, 10/06/23	210	209,756
Black Sea Trade & Development Bank, 3.50%, 06/25/24(d)	200	209,886
FMS Wertmanagement, 0.28%, 07/28/22(d)	200	200,220

		619,862

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25 (Call 05/01/22)	245	255,503
5.50%, 12/01/24 (Call 06/01/24)	275	303,075
Pitney Bowes Inc., 4.63%, 03/15/24 (Call 12/15/23)(e)	150	156,603
Xerox Corp.
3.80%, 05/15/24(e)	150	156,091
4.07%, 03/17/22	75	76,727
4.38%, 03/15/23 (Call 02/15/23)	400	418,480
Xerox Holdings Corp., 5.00%, 08/15/25 (Call 07/15/25)(b)	355	373,226

		1,739,705

Oil & Gas — 2.0%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 02/15/23)(b)	315	333,982
Aker BP ASA, 4.75%, 06/15/24 (Call 06/15/21)(b)	265	271,771
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/22)	300	304,443
5.63%, 06/01/23 (Call 06/01/21)	345	346,138
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	210	211,758
4.63%, 11/15/25 (Call 08/15/25)	215	227,057
Baytex Energy Corp., 5.63%, 06/01/24 (Call 06/01/21)(b)	200	187,952
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 02/15/22)(b)	175	175,012

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
BP Capital Markets America Inc.
2.52%, 09/19/22 (Call 08/19/22)	$274	$281,798
2.75%, 05/10/23	961	1,006,215
2.94%, 04/06/23	311	326,143
3.19%, 04/06/25 (Call 03/06/25)	1,245	1,345,783
3.22%, 11/28/23 (Call 09/28/23)	105	111,895
3.22%, 04/14/24 (Call 02/14/24)	502	538,581
3.79%, 02/06/24 (Call 01/06/24)	649	703,646
BP Capital Markets PLC
2.50%, 11/06/22	374	386,166
2.75%, 05/10/23	10	10,459
3.25%, 05/06/22	353	362,824
3.51%, 03/17/25	162	177,581
3.54%, 11/04/24	160	175,350
3.81%, 02/10/24	620	675,595
3.99%, 09/26/23	543	589,573
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/23)(b)	270	276,529
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/21)	275	254,405
6.25%, 04/15/23 (Call 06/01/21)	225	213,719
8.25%, 07/15/25 (Call 07/15/21)(e)	100	92,761
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.63%, 01/15/22 (Call 06/01/21)	44	44,065
7.75%, 04/15/23 (Call 06/01/21)	150	149,783
9.25%, 07/15/24 (Call 07/15/21)(b)	106	117,099
11.00%, 04/15/25 (Call 10/15/21)(b)	225	244,993
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	315	321,628
2.95%, 01/15/23 (Call 12/15/22)	647	671,204
3.80%, 04/15/24 (Call 01/15/24)	234	251,400
3.90%, 02/01/25 (Call 11/01/24)	92	99,815
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	180	184,147
3.80%, 09/15/23 (Call 06/15/23)	200	211,228
4.00%, 04/15/24 (Call 01/15/24)	535	572,915
5.38%, 07/15/25 (Call 04/15/25)	535	607,931
Chesapeake Energy Corp., 5.50%, 02/01/26 (Call 02/05/23)(b)	240	253,397
Chevron Corp.
1.14%, 05/11/23	884	899,541
1.55%, 05/11/25 (Call 04/11/25)	1,606	1,647,178
2.36%, 12/05/22 (Call 09/05/22)	486	499,559
2.57%, 05/16/23 (Call 03/16/23)	251	261,615
2.90%, 03/03/24 (Call 01/03/24)	597	635,895
3.19%, 06/24/23 (Call 03/24/23)	853	898,985
3.33%, 11/17/25 (Call 08/17/25)	135	148,372
Chevron USA Inc.
0.33%, 08/12/22	10	10,012
0.43%, 08/11/23	1,405	1,410,128
0.69%, 08/12/25 (Call 07/12/25)	1,635	1,619,010
3.90%, 11/15/24 (Call 08/15/24)	193	212,923
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)	320	348,963
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(d)	200	215,052
CNOOC Finance 2012 Ltd., 3.88%, 05/02/22(b)	700	719,782
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	2,085	2,161,144
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	400	433,172
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	800	850,824
CNPC General Capital Ltd., 3.40%, 04/16/23(d)	200	209,168

Security	Par (000)	Value

Oil & Gas (continued)
Colgate Energy Partners III LLC, 7.75%, 02/15/26 (Call 02/15/24)(b)	$120	$121,200
Comstock Resources Inc., 7.50%, 05/15/25 (Call 05/15/21)(b)	103	106,843
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	10	10,274
3.35%, 11/15/24 (Call 08/15/24)	81	87,897
4.95%, 03/15/26 (Call 12/15/25)	175	204,313
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	430	450,348
4.50%, 04/15/23 (Call 01/15/23)	392	410,851
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/21)(b)	525	543,401
CVR Energy Inc., 5.25%, 02/15/25 (Call 02/15/22)(b)	265	266,261
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	285	334,576
Diamondback Energy Inc., 2.88%, 12/01/24 (Call 11/01/24)	573	607,208
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp., 7.75%, 12/15/25 (Call 12/15/22)(b)	305	344,995
Ecopetrol SA
4.13%, 01/16/25	515	548,542
5.88%, 09/18/23	894	982,962
Empresa Nacional del Petroleo, 4.38%, 10/30/24(d)	284	307,382
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/22)(b)	200	207,072
6.63%, 07/15/25 (Call 07/15/22)(b)	325	346,274
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)	100	102,555
4.88%, 03/30/26 (Call 12/30/25)	75	77,473
Energy Ventures Gom LLC/EnVen Finance Corp., 11.75%, 04/15/26 (Call 04/15/23)(b)	60	61,525
Eni SpA, Series X-R, 4.00%, 09/12/23(b)	620	665,576
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 04/15/22)(b)	225	181,325
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	765	792,616
3.15%, 04/01/25 (Call 01/01/25)	51	54,836
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	374	380,380
7.63%, 02/01/25 (Call 01/01/25)	425	489,137
Equinor ASA
2.45%, 01/17/23	783	811,313
2.65%, 01/15/24	407	429,841
2.88%, 04/06/25 (Call 03/06/25)	1,297	1,391,370
3.25%, 11/10/24	130	141,236
3.70%, 03/01/24	523	568,611
Exxon Mobil Corp.
1.57%, 04/15/23	380	389,470
1.90%, 08/16/22	292	298,386
2.02%, 08/16/24 (Call 07/16/24)	1,060	1,108,018
2.71%, 03/06/25 (Call 12/06/24)	651	693,894
2.73%, 03/01/23 (Call 01/01/23)	982	1,021,604
2.99%, 03/19/25 (Call 02/19/25)	994	1,070,667
3.18%, 03/15/24 (Call 12/15/23)	392	419,750
Foothills Resource Inc., 11.50%, 04/01/23	100	0	(k)
Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23(d)	600	660,420
Gazprom Via Gaz Capital SA, 4.95%, 07/19/22(d)	1,050	1,096,977
Great Western Petroleum LLC/Great Western Finance Corp., 12.00%, 09/01/25 (Call 03/01/23)(b)	200	173,470
GS Caltex Corp., 3.00%, 06/04/24(d)	400	423,872

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Harvest Operations Corp., 4.20%, 06/01/23 (Call 05/01/23)(d)	$200	$214,330
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	196	216,070
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	215	228,272
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 10/01/25 (Call 04/01/22)(b)	200	203,290
HollyFrontier Corp.
2.63%, 10/01/23	260	269,404
5.88%, 04/01/26 (Call 01/01/26)	200	229,488
Independence Energy Finance LLC, 7.25%, 05/01/26(b)	130	130,125
Indian Oil Corp. Ltd., 4.75%, 01/16/24(d)	600	647,202
Ithaca Energy North Sea PLC, 9.38%, 07/15/24 (Call 07/15/21)(b)	200	200,196
KazMunayGas National Co. JSC, 4.75%, 04/24/25(d)	200	224,966
Korea National Oil Corp., 2.63%, 04/14/26(d)	400	425,496
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 04/04/22)(d)	200	194,630
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 01/15/22)	255	262,704
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(b)	200	210,314
6.13%, 06/30/25 (Call 03/30/25)(b)	225	246,334
Lukoil International Finance BV
4.56%, 04/24/23(d)	600	636,174
6.66%, 06/07/22(d)	300	317,976
Marathon Oil Corp., 3.85%, 06/01/25 (Call 03/01/25)	139	150,594
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	388	419,083
4.50%, 05/01/23 (Call 04/01/23)	1,163	1,246,562
4.70%, 05/01/25 (Call 04/01/25)	659	744,031
4.75%, 12/15/23 (Call 10/15/23)	421	461,778
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25 (Call 01/30/22)(d)	200	211,636
MEG Energy Corp., 6.50%, 01/15/25 (Call 01/15/22)(b)	225	232,686
Moss Creek Resources Holdings Inc., 7.50%, 01/15/26 (Call 01/15/22)(b)	300	268,320
Murphy Oil Corp.
5.75%, 08/15/25 (Call 08/15/21)	250	255,792
6.88%, 08/15/24 (Call 08/15/21)	288	295,554
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)	250	206,415
9.00%, 02/01/25 (Call 12/01/21)(b)(e)	113	116,955
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 07/15/22)(b)	275	245,534
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/15/21)(b)	300	304,584
Occidental Petroleum Corp.
2.70%, 08/15/22	722	726,621
2.70%, 02/15/23 (Call 08/15/22)	494	496,880
2.90%, 08/15/24 (Call 06/15/24)	1,259	1,256,041
3.40%, 04/15/26 (Call 01/15/26)	400	395,856
3.45%, 07/15/24 (Call 04/15/24)	75	75,422
3.50%, 06/15/25 (Call 03/15/25)	425	426,343
5.50%, 12/01/25 (Call 09/01/25)	250	269,495
5.55%, 03/15/26 (Call 12/15/25)	450	483,237
5.88%, 09/01/25 (Call 06/01/25)	395	431,336
6.95%, 07/01/24	353	393,238
8.00%, 07/15/25 (Call 04/15/25)	215	250,952
Oil and Gas Holding Co. BSCC (The), 7.63%, 11/07/24(d)	215	241,198
Oil India Ltd., 5.38%, 04/17/24(d)	400	441,832
ONGC Videsh Ltd., 3.75%, 05/07/23(d)	200	209,028
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)	300	336,093

Security	Par (000)	Value

Oil & Gas (continued)
5.63%, 07/01/24	$499	$555,991
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25 (Call 12/15/21)(b)	50	50,693
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 06/15/25 (Call 06/15/21)	300	255,585
9.25%, 05/15/25 (Call 05/15/22)(b)	530	555,106
PDC Energy Inc., 6.13%, 09/15/24 (Call 09/15/21)	175	179,424
Pertamina Persero PT
1.40%, 02/09/26 (Call 01/09/26)(d)	400	390,164
4.30%, 05/20/23(d)	615	654,366
4.88%, 05/03/22(d)	600	624,162
Petrobras Global Finance BV
5.30%, 01/27/25	600	666,198
6.25%, 03/17/24	400	448,364
Petroleos Mexicanos
3.50%, 01/30/23	600	609,978
4.25%, 01/15/25(e)	499	505,557
4.50%, 01/23/26	100	100,405
4.63%, 09/21/23	740	766,396
4.88%, 01/18/24	400	415,876
6.88%, 10/16/25 (Call 09/16/25)(b)	700	766,752
Petronas Capital Ltd.
3.50%, 03/18/25(d)	700	760,249
7.88%, 05/22/22(b)	100	107,651
Phillips 66
0.90%, 02/15/24 (Call 11/19/21)	175	175,135
3.70%, 04/06/23	438	463,956
3.85%, 04/09/25 (Call 03/09/25)	556	610,872
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/21)	125	120,051
7.13%, 01/15/26 (Call 11/15/21)(b)	150	148,500
7.75%, 12/15/23 (Call 12/15/21)	125	125,709
Puma International Financing SA, 5.00%, 01/24/26 (Call 01/24/22)(b)	200	201,250
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)	440	437,725
5.00%, 08/15/22 (Call 05/15/22)(e)	175	178,607
5.00%, 03/15/23 (Call 12/15/22)	250	255,592
9.25%, 02/01/26 (Call 02/01/22)	350	384,139
Reliance Industries Ltd., 4.13%, 01/28/25(d)	800	871,632
Saka Energi Indonesia PT, 4.45%, 05/05/24(d)	400	335,012
Saudi Arabian Oil Co.
1.25%, 11/24/23 (Call 10/24/23)(d)	200	202,442
2.88%, 04/16/24(d)	1,000	1,056,450
SEPLAT Petroleum Development Co. PLC, 7.75%,
04/01/26 (Call 04/01/23)(b)	200	204,708
Seven Generations Energy Ltd., 6.75%, 05/01/23 (Call 05/01/21)(b)	200	200,000
Shelf Drilling Holdings Ltd.
8.25%, 02/15/25(d)	350	257,005
8.88%, 11/15/24 (Call 03/15/22)(b)	55	56,309
Shell International Finance BV
0.38%, 09/15/23	55	55,031
2.00%, 11/07/24 (Call 10/07/24)	565	590,075
2.25%, 01/06/23	715	739,060
2.38%, 08/21/22	760	780,892
2.38%, 04/06/25 (Call 03/06/25)	1,188	1,255,977
3.25%, 05/11/25	1,063	1,159,127
3.40%, 08/12/23	353	377,452
3.50%, 11/13/23 (Call 10/13/23)	583	626,556

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(d)	$400	$415,856
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(d)	400	432,968
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(d)	400	438,448
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(d)	400	426,448
Sinopec Group Overseas Development 2017 Ltd., 2.50%, 09/13/22(d)	800	817,232
Sinopec Group Overseas Development 2018 Ltd.
2.15%, 05/13/25 (Call 04/13/25)(d)	200	204,604
2.50%, 08/08/24(d)	600	626,802
2.50%, 11/12/24(d)	1,400	1,468,726
3.75%, 09/12/23(d)	1,000	1,064,990
SK Innovation Co. Ltd., 4.13%, 07/13/23(d)	200	211,184
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/21)	100	95,958
5.63%, 06/01/25 (Call 06/01/21)	150	143,241
10.00%, 01/15/25 (Call 06/17/22)(b)	408	464,071
Southwestern Energy Co.
6.45%, 01/23/25 (Call 10/23/24)	435	469,713
7.50%, 04/01/26 (Call 04/01/22)	250	264,457
Suncor Energy Inc.
2.80%, 05/15/23	1,188	1,240,106
3.10%, 05/15/25 (Call 04/15/25)	70	74,990
3.60%, 12/01/24 (Call 09/01/24)	928	1,009,228
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)(b)	280	280,454
Tecpetrol SA, 4.88%, 12/12/22 (Call 12/12/21)(d)(e)	380	374,429
Tengizchevroil Finance Co. International Ltd., 2.63%, 08/15/25 (Call 05/15/25)(d)	800	816,888
Total Capital Canada Ltd., 2.75%, 07/15/23	450	473,427
Total Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	338	356,306
2.70%, 01/25/23	610	635,364
3.70%, 01/15/24	809	878,097
3.75%, 04/10/24	531	581,031
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(b)	181	169,873
Transocean Inc., 7.50%, 01/15/26 (Call 01/15/22)(b)	200	147,356
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(b)	236	228,189
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(b)	154	146,243
Tullow Oil PLC, 7.00%, 03/01/25 (Call 03/01/22)(d)	400	346,796
Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/18/24)(d)	400	396,012
Valero Energy Corp.
1.20%, 03/15/24	360	361,897
2.70%, 04/15/23	231	240,180
2.85%, 04/15/25 (Call 03/15/25)	1,324	1,396,780
3.65%, 03/15/25	53	57,384
Vantage Drilling International, 9.25%, 11/15/23 (Call 05/15/21)(b)	130	105,743
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 03/15/22)(b)	70	66,982
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/21)(b)	250	220,903
Woodside Finance Ltd., 3.65%, 03/05/25 (Call 12/05/24)(b)	215	228,590
WPX Energy Inc., 5.25%, 09/15/24 (Call 06/15/24)	275	305,044

Security	Par (000)	Value

Oil & Gas (continued)
YPF SA
8.50%, 07/28/25(d)	$700	$506,891
8.75%, 04/04/24(d)	651	528,326

		102,333,240

Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	1,190	1,232,876
Basic Energy Services Inc., 10.75%, 10/15/23 (Call 10/15/21)(b)	125	23,513
CGG Holding U.S. Inc., 9.00%, 05/01/23 (Call 05/01/21)(b)	200	204,500
COSL Finance BVI Ltd., 3.25%, 09/06/22(b)(e)	450	460,354
COSL Singapore Capital Ltd., 1.88%, 06/24/25 (Call 05/24/25)(d)	800	789,024
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 04/01/22)(b)	150	152,625
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 05/01/21)	150	135,516
Halliburton Co., 3.50%, 08/01/23 (Call 05/01/23)	781	827,712
KCA Deutag UK Finance PLC, 9.88%, 12/01/25 (Call 12/01/22)(b)	200	221,384
Oceaneering International Inc., 4.65%, 11/15/24 (Call 09/30/24)	304	296,677
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (Call 08/17/25)	225	227,988
2.65%, 11/20/22 (Call 10/20/22)(b)	385	397,093
Schlumberger Holdings Corp.
3.75%, 05/01/24 (Call 04/01/24)(b)	496	535,020
4.00%, 12/21/25 (Call 09/21/25)(b)	295	328,367
Schlumberger Investment SA
2.40%, 08/01/22 (Call 05/01/22)(b)	173	176,418
3.65%, 12/01/23 (Call 09/01/23)	445	477,481
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(b)	425	451,545
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/21)(b)	125	124,717
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/21)(b)	135	132,381
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 04/01/26 (Call 04/01/22)	300	314,466
Weatherford International Ltd.
8.75%, 09/01/24 (Call 08/28/21)(b)	200	209,496
11.00%, 12/01/24 (Call 12/01/21)(b)	925	910,977

		8,630,130

Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
5.25%, 04/30/25 (Call 04/30/22)(b)	400	419,964
6.00%, 02/15/25 (Call 02/15/22)(b)	450	464,103
Ball Corp.
4.00%, 11/15/23	385	408,604
4.88%, 03/15/26 (Call 12/15/25)	325	364,604
5.25%, 07/01/25	444	502,675
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)(b)	1,100	1,098,680
1.57%, 01/15/26 (Call 12/15/25)(b)	450	447,039
5.13%, 07/15/23 (Call 07/15/21)	106	106,303
Cascades Inc./Cascades USA Inc., 5.13%, 01/15/26 (Call 01/15/23)(b)	150	160,017
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	350	369,810

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Flex Acquisition Co. Inc., 6.88%, 01/15/25 (Call 01/15/22)(b)	$350	$355,771
Graphic Packaging International LLC
1.51%, 04/15/26 (Call 03/15/26)(b)	500	498,690
4.13%, 08/15/24 (Call 05/15/24)	110	118,269
4.88%, 11/15/22 (Call 08/15/22)	150	157,144
Matthews International Corp., 5.25%, 12/01/25 (Call 12/01/21)(b)	100	103,717
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 04/15/22)(b)	600	602,016
7.25%, 04/15/25 (Call 04/15/22)(b)	625	607,181
OI European Group BV, 4.00%, 03/15/23 (Call 12/15/22)(b)	110	113,215
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(b)	134	142,745
5.88%, 08/15/23(b)	345	375,067
6.38%, 08/15/25(b)	125	138,703
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	127	137,996
4.50%, 11/01/23 (Call 08/01/23)	322	349,795
Pactiv LLC, 7.95%, 12/15/25	125	139,098
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 10/15/21)(b)	200	205,480
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)(b)	150	157,161
5.13%, 12/01/24 (Call 09/01/24)(b)	175	190,710
5.25%, 04/01/23 (Call 01/01/23)(b)	175	185,500
5.50%, 09/15/25 (Call 06/15/25)(b)	200	221,520
Silgan Holdings Inc., 4.75%, 03/15/25 (Call 03/15/22)	100	101,533
Trident TPI Holdings Inc., 9.25%, 08/01/24 (Call 08/01/21)(b)	135	143,475
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)	350	368,375
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	316	336,259
3.75%, 03/15/25 (Call 01/15/25)	340	372,154
4.65%, 03/15/26 (Call 01/15/26)	600	684,738

		11,148,111

Pharmaceuticals — 1.4%
AbbVie Inc.
2.30%, 11/21/22	1,506	1,549,463
2.60%, 11/21/24 (Call 10/21/24)	1,512	1,600,240
2.85%, 05/14/23 (Call 03/14/23)	787	822,635
2.90%, 11/06/22	1,295	1,343,200
3.20%, 11/06/22 (Call 09/06/22)	354	367,116
3.25%, 10/01/22 (Call 07/01/22)	674	695,932
3.60%, 05/14/25 (Call 02/14/25)	1,552	1,696,724
3.75%, 11/14/23 (Call 10/14/23)	849	915,596
3.80%, 03/15/25 (Call 12/15/24)	1,321	1,447,684
3.85%, 06/15/24 (Call 03/15/24)	435	473,550
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	145	156,139
3.40%, 05/15/24 (Call 02/15/24)	359	385,221
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	500	486,425
2.38%, 06/12/22 (Call 05/12/22)	692	706,290
3.38%, 11/16/25	600	657,906
3.50%, 08/17/23 (Call 07/17/23)	592	631,013
Bausch Health Americas Inc., 9.25%, 04/01/26 (Call 04/01/22)(b)	650	719,940
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 11/01/21)(b)	725	747,453

Security	Par (000)	Value

Pharmaceuticals (continued)
6.13%, 04/15/25 (Call 04/15/22)(b)	$1,375	$1,405,525
7.00%, 03/15/24 (Call 03/15/22)(b)	653	669,717
9.00%, 12/15/25 (Call 12/15/21)(b)	675	731,700
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(b)	725	775,938
3.88%, 12/15/23 (Call 11/15/23)(b)	665	715,533
4.25%, 12/15/25 (Call 10/15/25)(b)	1,000	1,118,460
Bayer U.S. Finance LLC, 3.38%, 10/08/24(b)	760	819,728
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	1,210	1,240,504
3.36%, 06/06/24 (Call 04/06/24)	1,447	1,558,231
3.73%, 12/15/24 (Call 09/15/24)	185	202,542
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 11/13/21)	45	45,044
2.00%, 08/01/22	278	284,016
2.60%, 05/16/22	510	522,689
2.75%, 02/15/23 (Call 01/15/23)	316	329,291
2.90%, 07/26/24 (Call 06/26/24)	1,309	1,402,829
3.25%, 08/15/22	590	612,733
3.25%, 02/20/23 (Call 01/20/23)	478	501,824
3.25%, 11/01/23	113	120,916
3.55%, 08/15/22	519	540,933
3.88%, 08/15/25 (Call 05/15/25)	496	553,511
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	691	706,126
3.08%, 06/15/24 (Call 04/15/24)	1,060	1,129,101
3.20%, 03/15/23	119	124,780
3.50%, 11/15/24 (Call 08/15/24)	142	153,874
3.75%, 09/15/25 (Call 06/15/25)	100	109,870
Cigna Corp.
0.61%, 03/15/24 (Call 03/15/22)	260	259,714
1.25%, 03/15/26 (Call 02/15/26)	50	49,947
3.00%, 07/15/23 (Call 05/16/23)	664	697,605
3.05%, 11/30/22 (Call 10/31/22)	584	606,174
3.25%, 04/15/25 (Call 01/15/25)	1,000	1,078,940
3.50%, 06/15/24 (Call 03/17/24)	385	415,219
3.75%, 07/15/23 (Call 06/15/23)	752	803,219
4.13%, 11/15/25 (Call 09/15/25)	125	140,342
4.50%, 02/25/26 (Call 11/27/25)	1,000	1,139,730
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)	559	592,853
2.75%, 12/01/22 (Call 09/01/22)	1,056	1,089,148
3.38%, 08/12/24 (Call 05/12/24)	429	462,406
3.50%, 07/20/22 (Call 05/20/22)	1,088	1,123,871
3.70%, 03/09/23 (Call 02/09/23)	406	429,589
3.88%, 07/20/25 (Call 04/20/25)	1,250	1,384,775
4.00%, 12/05/23 (Call 09/05/23)	175	188,813
4.10%, 03/25/25 (Call 01/25/25)	344	383,113
4.75%, 12/01/22 (Call 09/01/22)	660	696,848
Elanco Animal Health Inc., 5.27%, 08/28/23 (Call 07/28/23)	340	367,465
Eli Lilly & Co., 2.35%, 05/15/22	495	505,969
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	1,106	1,191,372
Endo Dac/Endo Finance LLC/Endo Finco Inc., 5.88%, 10/15/24 (Call 04/15/22)(b)	200	200,978
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	674	705,226
3.38%, 05/15/23	1,085	1,151,261
3.63%, 05/15/25	146	161,393

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)	$125	$125,401
2.85%, 05/08/22	874	896,925
2.88%, 06/01/22 (Call 05/01/22)	800	820,896
3.00%, 06/01/24 (Call 05/01/24)	879	942,886
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(b)	300	326,301
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	175	173,600
2.05%, 03/01/23 (Call 01/01/23)	690	710,217
2.63%, 01/15/25 (Call 11/15/24)	276	294,889
3.38%, 12/05/23	94	101,543
Lannett Co. Inc., 7.75%, 04/15/26 (Call 04/15/23)(b)	155	156,648
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	428	440,938
2.85%, 03/15/23 (Call 12/15/22)	308	319,553
3.80%, 03/15/24 (Call 12/15/23)	447	485,134
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	700	787,640
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	476	487,548
2.75%, 02/10/25 (Call 11/10/24)	362	386,775
2.80%, 05/18/23	1,200	1,261,248
2.90%, 03/07/24 (Call 02/07/24)	681	727,097
Mylan Inc.
3.13%, 01/15/23(b)	278	289,262
4.20%, 11/29/23 (Call 08/29/23)	360	387,907
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	190	196,500
2.40%, 05/17/22 (Call 04/17/22)	866	884,004
2.40%, 09/21/22	373	384,365
3.00%, 11/20/25 (Call 08/20/25)	1,000	1,084,740
3.40%, 05/06/24	1,035	1,123,441
Owens & Minor Inc., 4.38%, 12/15/24 (Call 09/15/24)(e)	110	113,941
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/22)(b)	205	218,960
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	500	535,040
4.38%, 03/15/26 (Call 12/15/25)	300	327,417
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	671	672,416
2.95%, 03/15/24 (Call 02/15/24)	732	781,425
3.00%, 06/15/23	716	756,526
3.20%, 09/15/23 (Call 08/15/23)	638	680,038
3.40%, 05/15/24	481	522,539
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)	489	519,577
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	1,514	1,590,063
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	815	890,363
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	208	208,822
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	1,026	1,018,510
6.00%, 04/15/24 (Call 01/15/24)	400	421,728
7.13%, 01/31/25 (Call 10/31/24)	950	1,037,400
Viatris Inc.
1.13%, 06/22/22(b)	196	197,180
1.65%, 06/22/25 (Call 05/22/25)(b)	204	205,995
Wyeth LLC, 6.45%, 02/01/24	239	277,063

Security	Par (000)	Value

Pharmaceuticals (continued)
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	$736	$766,750

		73,141,123

Pipelines — 0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 09/15/21)	285	289,893
7.88%, 05/15/26 (Call 05/15/23)(b)	150	163,418
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25 (Call 12/15/22)(b)	310	334,930
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	116	120,052
4.95%, 12/15/24 (Call 09/15/24)	344	386,432
Buckeye Partners LP
4.13%, 03/01/25 (Call 02/01/25)(b)	235	242,135
4.15%, 07/01/23 (Call 04/01/23)	200	207,166
4.35%, 10/15/24 (Call 07/15/24)	225	235,037
6.38%, 01/22/78 (Call 01/22/23)(a)	205	169,414
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (Call 10/02/24)	674	772,330
7.00%, 06/30/24 (Call 01/01/24)	545	627,715
CNPC Global Capital Ltd., 1.13%, 06/23/23 (Call 05/23/23)(d)	1,000	1,001,950
CNX Midstream Partners LP/CNX Midstream Finance Corp., 6.50%, 03/15/26 (Call 03/15/22)(b)	175	181,318
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	105	118,268
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 04/01/25 (Call 04/01/22)	225	230,796
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	212	220,684
4.75%, 09/30/21 (Call 06/30/21)(b)	100	100,509
4.95%, 04/01/22 (Call 01/01/22)	125	127,869
5.38%, 07/15/25 (Call 04/15/25)	450	493,762
5.85%, 05/21/43 (Call 05/21/23)(a)(b)	228	207,487
Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 05/15/25 (Call 05/15/21)	100	101,596
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	400	426,712
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	777	813,511
2.90%, 07/15/22 (Call 06/15/22)	323	331,702
3.50%, 06/10/24 (Call 03/10/24)	322	345,310
4.00%, 10/01/23 (Call 07/01/23)	578	619,408
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	751	789,451
3.45%, 01/15/23 (Call 10/15/22)	153	158,715
3.60%, 02/01/23 (Call 11/01/22)	346	359,958
4.05%, 03/15/25 (Call 12/15/24)	510	552,483
4.25%, 03/15/23 (Call 12/15/22)	636	669,956
4.25%, 04/01/24 (Call 01/01/24)	64	69,268
4.50%, 04/15/24 (Call 03/15/24)	408	448,106
4.90%, 02/01/24 (Call 11/01/23)	267	291,922
5.88%, 01/15/24 (Call 10/15/23)	471	524,096
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	375	401,617
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	222	238,894
5.00%, 10/01/22 (Call 07/01/22)	143	150,008

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	$345	$348,053
4.40%, 04/01/24 (Call 01/01/24)	275	282,150
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	990	1,035,817
3.75%, 02/15/25 (Call 11/15/24)	578	632,552
3.90%, 02/15/24 (Call 11/15/23)	267	288,782
Series D, 4.88%, 08/16/77 (Call 08/16/22)(a)	345	334,064
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	175	178,938
4.75%, 07/15/23 (Call 06/15/23)	276	288,972
6.00%, 07/01/25 (Call 04/01/25)(b)	330	360,294
Florida Gas Transmission Co. LLC
3.88%, 07/15/22 (Call 04/15/22)(b)	25	25,722
4.35%, 07/15/25 (Call 04/15/25)(b)	50	55,410
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 06/15/21)	150	150,000
6.50%, 10/01/25 (Call 10/01/21)	225	225,880
Gulfstream Natural Gas System LLC, 4.60%, 09/15/25 (Call 06/15/25)(b)	25	27,917
Hess Midstream Operations LP, 5.63%, 02/15/26 (Call 02/15/22)(b)	350	363,310
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	329	343,680
3.50%, 09/01/23 (Call 06/01/23)	337	357,099
3.95%, 09/01/22 (Call 06/01/22)	610	632,960
4.15%, 02/01/24 (Call 11/01/23)	137	148,431
4.25%, 09/01/24 (Call 06/01/24)	399	439,211
4.30%, 05/01/24 (Call 02/01/24)	230	251,404
Kinder Morgan Inc.
3.15%, 01/15/23 (Call 12/15/22)	846	881,963
4.30%, 06/01/25 (Call 03/01/25)	293	327,240
5.63%, 11/15/23 (Call 08/15/23)(b)	607	672,853
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/28/25(b)(e)	125	129,101
Midwest Connector Capital Co. LLC
3.63%, 04/01/22 (Call 03/01/22)(b)	285	289,041
3.90%, 04/01/24 (Call 03/01/24)(b)	497	517,268
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	1,200	1,208,724
3.38%, 03/15/23 (Call 02/15/23)	363	380,464
3.50%, 12/01/22 (Call 11/01/22)	64	66,685
4.00%, 02/15/25 (Call 11/15/24)	74	80,916
4.50%, 07/15/23 (Call 04/15/23)	660	708,286
4.88%, 12/01/24 (Call 09/01/24)	651	729,966
4.88%, 06/01/25 (Call 03/01/25)	831	938,008
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(b)	575	586,230
6.75%, 09/15/25 (Call 09/15/22)(b)	585	605,738
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(b)	860	904,015
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/22)	100	88,816
7.50%, 11/01/23 (Call 11/01/21)	250	244,223
7.50%, 04/15/26 (Call 04/15/22)	50	44,613
NGPL PipeCo LLC, 4.38%, 08/15/22 (Call 05/15/22)(b)	364	377,024
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/22)(b)	225	232,133
NuStar Logistics LP, 5.75%, 10/01/25 (Call 07/01/25)	265	285,225

Security	Par (000)	Value

Pipelines (continued)
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	$155	$163,156
5.85%, 01/15/26 (Call 12/15/25)	200	235,950
7.50%, 09/01/23 (Call 06/01/23)	172	195,638
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	755	779,590
5.00%, 09/15/23 (Call 06/15/23)	10	10,861
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 05/15/21)	260	259,862
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	468	487,506
3.61%, 02/15/25 (Call 11/15/24)	277	297,902
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	390	415,381
3.65%, 06/01/22 (Call 03/01/22)	371	379,284
3.85%, 10/15/23 (Call 07/15/23)	425	450,109
4.65%, 10/15/25 (Call 07/15/25)	100	110,859
Rattler Midstream LP, 5.63%, 07/15/25 (Call 07/15/22)(b)	250	263,075
Rockies Express Pipeline LLC, 3.60%, 05/15/25 (Call 04/15/25)(b)	220	218,966
Ruby Pipeline LLC, 8.00%, 04/01/22(b)(e)	115	98,362
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (Call 01/15/23)	375	405,712
5.63%, 03/01/25 (Call 12/01/24)	1,232	1,413,042
5.75%, 05/15/24 (Call 02/15/24)	840	948,595
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(b)	175	175,054
Southern Gas Corridor CJSC, 6.88%, 03/24/26(d)	800	961,160
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	56	60,466
4.75%, 03/15/24 (Call 12/15/23)	579	639,731
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 09/15/21)(b)	212	216,575
7.50%, 10/01/25 (Call 10/01/22)(b)	310	338,300
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.25%, 11/15/23 (Call 05/15/21)	325	325,387
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	277	306,376
Texas Eastern Transmission LP, 2.80%, 10/15/22 (Call 07/15/22)(b)	168	172,257
TransCanada PipeLines Ltd.
2.50%, 08/01/22	487	500,203
3.75%, 10/16/23 (Call 07/16/23)	254	271,559
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	400	509,720
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	200	208,744
4.00%, 07/01/22 (Call 04/01/22)	363	371,443
4.35%, 02/01/25 (Call 01/01/25)	453	479,057
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	536	551,255
3.70%, 01/15/23 (Call 10/15/22)	478	499,539
3.90%, 01/15/25 (Call 10/15/24)	276	301,381
4.30%, 03/04/24 (Call 12/04/23)	375	408,949
4.50%, 11/15/23 (Call 08/15/23)	269	292,750
4.55%, 06/24/24 (Call 03/24/24)	481	531,111

		45,847,923

Real Estate — 0.9%
Agile Group Holdings Ltd.
5.75%, 01/02/25 (Call 01/02/23)(d)	400	404,592

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
7.88%, (Call 07/31/24)(a)(d)(f)	$300	$305,475
8.38%, (Call 12/04/23)(a)(d)(f)	200	207,742
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(d)	400	413,100
AT Securities BV, 5.25%, (Call 07/21/23)(a)(d)(f)	250	263,820
Central Plaza Development Ltd.
3.85%, 07/14/25(d)	200	192,822
4.65%, 01/19/26 (Call 10/18/25)(d)	400	390,092
5.75%, (Call 11/14/24)(a)(d)(f)	200	187,536
China Evergrande Group
7.50%, 06/28/23 (Call 06/28/21)(d)	420	368,264
8.75%, 06/28/25 (Call 06/28/21)(d)	1,800	1,467,180
9.50%, 03/29/24 (Call 03/29/22)(d)	400	347,460
10.00%, 04/11/23 (Call 04/11/22)(d)	400	370,980
10.50%, 04/11/24 (Call 04/11/22)(d)	200	179,378
11.50%, 01/22/23(d)	400	384,956
12.00%, 01/22/24 (Call 01/22/22)(d)	800	749,664
China Overseas Finance Cayman V Ltd., Series A, 3.95%, 11/15/22(d)	800	831,048
China Overseas Finance Cayman VI Ltd., 5.95%, 05/08/24(d)	200	225,470
China Overseas Finance Cayman VII Ltd., 4.25%, 04/26/23(d)	800	843,832
China Resources Land Ltd.
3.75%, (Call 12/09/24)(a)(d)(f)	400	413,836
3.75%, 08/26/24(d)	600	642,528
China SCE Group Holdings Ltd.
7.00%, 05/02/25 (Call 05/02/23)(d)	200	202,496
7.25%, 04/19/23 (Call 07/19/21)(d)	400	413,516
7.38%, 04/09/24 (Call 04/09/22)(d)	200	208,322
Chouzhou International Investment Ltd.
4.00%, 02/18/25(d)	600	594,510
4.50%, 05/30/22(d)	400	406,004
CIFI Holdings Group Co. Ltd.
5.95%, 10/20/25 (Call 07/20/23)(d)	200	211,744
6.00%, 07/16/25 (Call 01/14/23)(d)	400	423,324
6.45%, 11/07/24 (Call 11/07/22)(d)	200	212,064
Country Garden Holdings Co. Ltd.
3.13%, 10/22/25 (Call 09/22/25)(d)	200	201,186
4.20%, 02/06/26 (Call 02/06/24)(d)	400	417,188
4.75%, 07/25/22 (Call 07/25/21)(d)	500	508,445
4.75%, 01/17/23 (Call 01/17/22)(d)	200	204,286
4.75%, 09/28/23 (Call 09/28/21)(d)	400	407,884
5.13%, 01/17/25 (Call 01/17/22)(d)	600	622,698
5.40%, 05/27/25 (Call 05/27/23)(d)	200	214,542
6.50%, 04/08/24 (Call 04/08/22)(d)	400	424,912
8.00%, 01/27/24 (Call 09/27/21)(d)	700	741,167
CPI Property Group SA, 4.75%, 03/08/23(d)	200	213,620
Dar Al-Arkan Sukuk Co. Ltd.
6.75%, 02/15/25(d)	400	415,192
6.88%, 03/21/23(d)	450	474,255
DIFC Sukuk Ltd., 4.33%, 11/12/24(d)	600	645,066
Easy Tactic Ltd.
5.88%, 02/13/23 (Call 11/17/21)(d)	200	187,498
8.13%, 02/27/23 (Call 02/27/22)(d)	600	582,504
11.75%, 08/02/23(d)	200	207,444
Elect Global Investments Ltd., 4.10%, (Call 06/03/25)(a)(d)(f)	400	405,444
EMG SUKUK Ltd., 4.56%, 06/18/24(d)	600	646,590
Esic Sukuk Ltd., 3.94%, 07/30/24(d)	400	418,964

Security	Par (000)	Value

Real Estate (continued)
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/15/21)(b)	$275	$290,812
Franshion Brilliant Ltd., 4.00%, (Call 01/03/23)(a)(d)(f)	200	199,964
GLP Pte Ltd., 3.88%, 06/04/25(d)	400	419,024
Greenland Global Investment Ltd.
6.75%, 06/25/22(d)	400	382,384
6.75%, 09/26/23(d)	400	350,972
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 12/01/21)(b)	40	41,270
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 4.50%, 06/01/22(d)	400	415,124
Hopson Development Holdings Ltd., 7.50%, 06/27/22 (Call 06/27/21)(d)	400	408,196
Huafa 2019 I Co. Ltd., 4.25%, 07/03/24(d)	400	412,076
Kaisa Group Holdings Ltd.
8.50%, 06/30/22 (Call 06/30/21)(d)	500	511,380
9.38%, 06/30/24 (Call 06/30/21)(d)	800	794,960
9.95%, 07/23/25 (Call 01/23/23)(d)	800	768,976
10.50%, 01/15/25 (Call 01/15/23)(d)	500	497,215
11.25%, 04/16/25 (Call 04/16/23)(d)	500	506,050
11.50%, 01/30/23 (Call 05/30/21)(d)	400	414,052
11.95%, 10/22/22 (Call 10/22/21)(d)	400	420,728
KWG Group Holdings Ltd.
5.88%, 11/10/24 (Call 11/10/21)(d)	250	255,128
6.00%, 09/15/22 (Call 05/18/21)(d)	200	203,118
7.88%, 09/01/23 (Call 09/01/21)(d)	200	206,748
Leading Affluence Ltd., 4.50%, 01/24/23(d)	200	209,096
Longfor Group Holdings Ltd., 3.88%, 07/13/22(d)	400	411,232
MAF Global Securities Ltd., 4.75%, 05/07/24(d)	600	655,764
Mitsui Fudosan Co. Ltd., 2.95%, 01/23/23 (Call 12/23/22)(b)	200	207,390
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	300	327,735
Panther Ventures Ltd., 3.80%, (Call 09/17/23)(d)(f)	400	396,344
Poly Developments and Holdings Group Co. Ltd.
3.95%, 02/05/23(d)	400	414,440
4.75%, 09/17/23(d)	200	213,236
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(b)	205	213,145
7.63%, 06/15/25 (Call 06/15/22)(b)	310	338,557
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26 (Call 01/12/24)(d)	200	201,400
Ronshine China Holdings Ltd., 8.75%, 10/25/22 (Call 05/31/21)(d)	400	403,656
Scenery Journey Ltd.
11.50%, 10/24/22 (Call 07/24/22)(d)	900	856,773
12.00%, 10/24/23 (Call 10/24/21)(d)	1,200	1,115,304
13.00%, 11/06/22 (Call 11/06/21)(d)	200	194,166
13.75%, 11/06/23 (Call 11/06/21)(d)	200	190,836
Shimao Group Holdings Ltd.
5.20%, 01/30/25 (Call 01/30/22)(d)	300	313,116
6.13%, 02/21/24 (Call 02/21/22)(d)	600	627,708
Shui On Development Holding Ltd.
5.75%, 11/12/23 (Call 11/12/21)(d)	400	412,140
6.15%, 08/24/24 (Call 08/24/22)(d)	600	624,564
6.40%, (Call 06/15/22)(a)(d)(f)	200	202,462
Sinochem Offshore Capital Co. Ltd., 3.12%, 05/24/22(d)	250	254,638
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24(d)	200	220,062
Sino-Ocean Land Treasure III Ltd., 4.90%, (Call 09/21/22)(a)(d)(f)	200	173,960

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
Sun Hung Kai Properties Capital Market Ltd., 3.63%, 01/16/23(d)	$600	$626,472
Sunac China Holdings Ltd.
5.95%, 04/26/24 (Call 01/26/23)(d)	200	202,850
6.50%, 07/09/23 (Call 07/09/22)(d)	700	719,040
6.50%, 01/10/25 (Call 01/10/23)(d)	400	406,948
6.50%, 01/26/26 (Call 01/26/24)(d)	400	403,012
6.65%, 08/03/24 (Call 08/03/22)(d)	200	205,958
7.00%, 07/09/25 (Call 07/09/23)(d)	200	205,394
7.25%, 06/14/22 (Call 06/14/21)(d)	300	309,768
7.95%, 08/08/22 (Call 08/08/21)(d)	400	412,684
7.95%, 10/11/23 (Call 10/11/21)(d)	400	422,392
8.35%, 04/19/23 (Call 04/19/22)(d)	200	208,820
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(d)	600	647,466
Times China Holdings Ltd.
6.75%, 07/16/23 (Call 07/16/22)(d)	400	407,976
6.75%, 07/08/25 (Call 07/08/23)(d)	200	204,166
Vanke Real Estate Hong Kong Co. Ltd.
3.15%, 05/12/25(d)	200	207,538
4.15%, 04/18/23(d)	400	419,684
4.20%, 06/07/24(d)	200	215,066
5.35%, 03/11/24(d)	810	893,171
Wanda Group Overseas Ltd., 7.50%, 07/24/22(d)	200	191,012
Wanda Properties International Co. Ltd., 7.25%, 01/29/24(d)	200	197,698
Westwood Group Holdings Ltd., 2.80%, 01/20/26(d)	400	403,888
WeWork Companies Inc., 7.88%, 05/01/25(b)	250	242,470
Wharf REIC Finance BVI Ltd.
2.38%, 05/07/25(d)	400	408,760
2.50%, 09/16/24(d)	400	413,752
Yuzhou Group Holdings Co. Ltd.
6.00%, 10/25/23 (Call 10/25/21)(d)	300	271,869
7.38%, 01/13/26 (Call 01/13/24)(d)	200	168,366
8.30%, 05/27/25 (Call 11/27/22)(d)	400	355,568
8.38%, 10/30/24 (Call 10/30/22)(d)	200	182,512
8.50%, 02/04/23 (Call 02/04/22)(d)	200	195,324
8.50%, 02/26/24 (Call 02/26/22)(d)	200	186,650

		46,812,815

Real Estate Investment Trusts — 0.9%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)	167	181,911
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (Call 01/15/23)	78	82,182
4.13%, 07/01/24 (Call 04/01/24)	270	295,134
American Tower Corp.
0.60%, 01/15/24	1,115	1,113,450
1.30%, 09/15/25 (Call 08/15/25)	135	135,270
1.60%, 04/15/26 (Call 03/15/26)	1,695	1,704,645
2.40%, 03/15/25 (Call 02/15/25)	238	248,877
2.95%, 01/15/25 (Call 12/15/24)	437	464,911
3.00%, 06/15/23	353	370,837
3.38%, 05/15/24 (Call 04/15/24)	502	538,641
3.50%, 01/31/23	740	779,094
4.00%, 06/01/25 (Call 03/01/25)	54	59,699
5.00%, 02/15/24	564	627,850
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)	401	437,760
3.50%, 11/15/24 (Call 08/15/24)	155	168,539
4.20%, 12/15/23 (Call 09/16/23)	124	134,875

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	$206	$216,459
3.20%, 01/15/25 (Call 10/15/24)	545	584,131
3.80%, 02/01/24 (Call 11/01/23)	441	474,869
3.85%, 02/01/23 (Call 11/01/22)	979	1,026,765
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	14	14,629
4.10%, 10/01/24 (Call 07/01/24)	155	167,609
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	378	399,448
3.65%, 06/15/24 (Call 04/15/24)	175	188,981
3.85%, 02/01/25 (Call 11/01/24)	260	282,615
Camden Property Trust, 2.95%, 12/15/22 (Call 09/15/22)	121	125,322
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	874	929,613
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25 (Call 01/01/25)	117	124,004
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	25	28,194
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	1,000	974,680
1.35%, 07/15/25 (Call 06/15/25)	60	60,336
3.15%, 07/15/23 (Call 06/15/23)	541	570,501
3.20%, 09/01/24 (Call 07/01/24)	448	480,180
CubeSmart LP, 4.38%, 12/15/23 (Call 09/15/23)	98	106,453
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)	516	546,098
Digital Realty Trust LP, 4.75%, 10/01/25 (Call 07/01/25)	25	28,492
Diversified Healthcare Trust
4.75%, 05/01/24 (Call 11/01/23)	125	129,113
9.75%, 06/15/25 (Call 06/15/22)	460	516,359
Duke Realty LP, 3.75%, 12/01/24 (Call 09/01/24)	202	220,901
EPR Properties, 4.50%, 04/01/25 (Call 01/01/25)	210	220,735
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,005	992,015
1.25%, 07/15/25 (Call 06/15/25)	35	34,946
2.63%, 11/18/24 (Call 10/18/24)	322	339,791
ERP Operating LP, 3.00%, 04/15/23 (Call 01/15/23)	150	156,666
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/21)(b)	575	586,598
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)	272	284,545
3.50%, 04/01/25 (Call 01/01/25)	10	10,834
3.88%, 05/01/24 (Call 02/01/24)	25	27,077
Federal Realty Investment Trust, 3.95%, 01/15/24 (Call 10/15/23)	30	32,375
Felcor Lodging LP, 6.00%, 06/01/25 (Call 06/01/21)	200	204,602
GEO Group Inc. (The)
5.13%, 04/01/23 (Call 06/01/21)	150	137,027
5.88%, 10/15/24 (Call 10/15/21)(e)	50	40,204
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 06/03/24)	405	428,940
5.25%, 06/01/25 (Call 03/01/25)	140	157,991
5.38%, 11/01/23 (Call 08/01/23)	302	331,575
5.38%, 04/15/26 (Call 01/15/26)	400	452,736
HAT Holdings I LLC/HAT Holdings II LLC
5.25%, 07/15/24 (Call 07/15/21)(b)	215	222,243
6.00%, 04/15/25 (Call 04/15/22)(b)	180	190,649
Healthpeak Properties Inc.
3.40%, 02/01/25 (Call 11/01/24)	15	16,200
4.00%, 06/01/25 (Call 03/01/25)	300	333,027

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	$70	$74,719
Series D, 3.75%, 10/15/23 (Call 07/15/23)	421	445,717
Series F, 4.50%, 02/01/26 (Call 11/01/25)	400	438,360
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	225	228,629
4.75%, 10/01/24 (Call 07/01/24)	340	355,698
5.50%, 02/15/26 (Call 08/15/22)	175	181,522
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	300	320,589
3.80%, 01/15/23 (Call 10/15/22)	65	67,948
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	448	471,175
3.13%, 06/01/23 (Call 03/01/23)	70	73,305
3.30%, 02/01/25 (Call 12/01/24)	117	125,959
3.40%, 11/01/22 (Call 09/01/22)	189	196,503
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25 (Call 10/01/21)(b)	150	152,013
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	100	101,588
4.50%, 04/18/22 (Call 01/18/22)	125	125,835
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.63%, 06/15/25 (Call 03/15/25)(b)	325	346,177
5.63%, 05/01/24 (Call 02/01/24)	465	501,442
Mid-America Apartments LP
3.75%, 06/15/24 (Call 03/13/24)	10	10,812
4.30%, 10/15/23 (Call 07/15/23)	252	271,772
National Retail Properties Inc., 3.90%, 06/15/24 (Call 03/15/24)	239	259,509
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/22)(b)	275	279,532
Office Properties Income Trust
4.00%, 07/15/22 (Call 06/15/22)	160	164,813
4.15%, 02/01/22 (Call 12/01/21)	63	64,160
4.25%, 05/15/24 (Call 02/15/24)	10	10,533
4.50%, 02/01/25 (Call 11/01/24)	360	386,197
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	296	317,623
4.50%, 01/15/25 (Call 10/15/24)	63	68,710
4.95%, 04/01/24 (Call 01/01/24)	105	114,539
5.25%, 01/15/26 (Call 10/15/25)	510	583,369
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25 (Call 06/01/22)(b)	275	298,947
Piedmont Operating Partnership LP, 3.40%, 06/01/23 (Call 03/01/23)	14	14,574
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	10	9,864
2.37%, 09/15/22 (Call 08/15/22)	849	871,354
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	675	654,932
3.88%, 07/15/24 (Call 04/15/24)	104	113,458
3.88%, 04/15/25 (Call 02/15/25)	53	58,530
4.65%, 08/01/23 (Call 05/01/23)	295	319,240
Sabra Health Care LP, 4.80%, 06/01/24 (Call 05/01/24)	198	217,099
SBA Communications Corp., 4.88%, 09/01/24 (Call 09/01/21)	466	477,109
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/28/25)(b)	100	106,925

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.50%, 02/12/25 (Call 11/12/24)(b)	$322	$344,656
3.63%, 01/28/26 (Call 12/28/25)(b)	300	326,805
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)	215	214,458
4.50%, 06/15/23 (Call 12/15/22)	230	234,752
4.50%, 03/15/25 (Call 09/15/24)	180	177,084
4.65%, 03/15/24 (Call 09/15/23)	255	258,333
5.00%, 08/15/22 (Call 02/15/22)	379	383,919
5.25%, 02/15/26 (Call 08/15/25)	150	150,783
7.50%, 09/15/25 (Call 06/15/25)	375	425,370
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	899	931,849
2.63%, 06/15/22 (Call 03/15/22)	625	637,338
2.75%, 02/01/23 (Call 11/01/22)	270	279,377
2.75%, 06/01/23 (Call 03/01/23)	299	311,044
3.38%, 10/01/24 (Call 07/01/24)	247	266,061
3.50%, 09/01/25 (Call 06/01/25)	425	464,432
3.75%, 02/01/24 (Call 11/01/23)	263	283,498
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)	212	222,651
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	535	553,179
Starwood Property Trust Inc.
4.75%, 03/15/25 (Call 09/15/24)	250	260,385
5.50%, 11/01/23 (Call 08/01/23)(b)	170	179,051
Trust Fibra Uno, 5.25%, 12/15/24 (Call 09/15/24)(d)	400	444,748
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 12/15/21)(b)	290	299,184
7.88%, 02/15/25 (Call 02/15/22)(b)	1,045	1,125,716
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 6.00%, 04/15/23 (Call 04/15/22)(b)	225	228,411
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	200	210,752
3.13%, 06/15/23 (Call 03/15/23)	348	363,952
3.50%, 04/15/24 (Call 03/15/24)	537	578,730
3.50%, 02/01/25 (Call 11/01/24)	69	74,830
3.75%, 05/01/24 (Call 02/01/24)	292	315,343
VEREIT Operating Partnership LP, 4.60%, 02/06/24 (Call 11/06/23)	310	339,369
VICI Properties LP/VICI Note Co. Inc., 3.50%, 02/15/25 (Call 02/15/22)(b)	330	337,514
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	60	63,682
Washington REIT, 3.95%, 10/15/22 (Call 07/15/22)	15	15,556
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 09/17/24 (Call 06/17/24)(b)	560	594,698
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	705	761,534
4.00%, 06/01/25 (Call 03/01/25)	663	735,479
4.50%, 01/15/24 (Call 10/15/23)	143	155,990
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	56	61,501
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(b)	205	217,550
Yuexiu REIT MTN Co. Ltd., 2.65%, 02/02/26(d)	400	402,232

		44,852,779

Retail — 0.8%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/21)(b)	284	287,791
5.75%, 04/15/25 (Call 04/15/22)(b)	305	323,727
7-Eleven Inc.
0.63%, 02/10/23 (Call 02/10/22)(b)	2,905	2,907,789
0.80%, 02/10/24 (Call 02/10/23)(b)	2,450	2,446,643
0.95%, 02/10/26 (Call 01/10/26)(b)	1,285	1,261,407

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
99 Escrow Issuer Inc., 7.50%, 01/15/26 (Call 01/15/23)(b)	$155	$148,447
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(b)	200	221,622
Alimentation Couche-Tard Inc., 2.70%, 07/26/22 (Call 06/26/22)(b)	312	320,608
At Home Holding III Inc., 8.75%, 09/01/25 (Call 09/01/22)(b)	195	213,145
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	314	339,230
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)	202	208,927
3.13%, 07/15/23 (Call 04/15/23)	83	87,288
3.13%, 04/18/24 (Call 03/18/24)	547	584,469
3.25%, 04/15/25 (Call 01/15/25)	69	74,133
3.63%, 04/15/25 (Call 03/15/25)	430	470,648
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/21)(b)	575	589,835
Bed Bath & Beyond Inc., 3.75%, 08/01/24 (Call 05/01/24)(e)	125	128,446
Brinker International Inc.
3.88%, 05/15/23	125	127,850
5.00%, 10/01/24 (Call 07/01/24)(b)	150	157,086
Burlington Coat Factory Warehouse Corp., 6.25%, 04/15/25 (Call 04/15/22)(b)	100	106,440
Caleres Inc., 6.25%, 08/15/23 (Call 08/15/21)	82	82,273
Carvana Co., 5.63%, 10/01/25 (Call 10/01/22)(b)	245	252,490
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/01/23)(b)	50	49,641
Costco Wholesale Corp.
2.30%, 05/18/22 (Call 04/18/22)	812	827,883
2.75%, 05/18/24 (Call 03/18/24)	355	378,774
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(b)	250	270,218
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)	425	445,306
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	967	1,026,296
4.00%, 05/15/25 (Call 03/15/25)	250	276,592
eG Global Finance PLC, 6.75%, 02/07/25 (Call 05/15/21)(b)	250	257,363
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%, 04/01/26 (Call 04/01/23)(b)	285	281,797
Gap Inc. (The)
8.38%, 05/15/23(b)	205	233,321
8.63%, 05/15/25 (Call 05/15/22)(b)	375	415,729
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/21)(b)	415	420,275
8.75%, 10/01/25 (Call 10/01/21)(b)(e)	275	288,912
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/22)(b)(e)	145	153,232
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	878	899,107
2.70%, 04/01/23 (Call 01/01/23)	489	509,621
3.35%, 09/15/25 (Call 06/15/25)	269	295,636
3.75%, 02/15/24 (Call 11/15/23)	601	651,057
IRB Holding Corp.
6.75%, 02/15/26 (Call 02/15/22)(b)	200	207,108
7.00%, 06/15/25 (Call 06/15/22)(b)	325	350,171
Jollibee Worldwide Pte Ltd., 3.90%, (Call 01/23/25)(a)(d)(f)	200	191,894
L Brands Inc.
5.63%, 10/15/23	250	271,630
9.38%, 07/01/25(b)	250	316,890
Lithia Motors Inc., 5.25%, 08/01/25 (Call 08/01/21)(b)	150	155,157

Security	Par (000)	Value

Retail (continued)
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	$368	$395,228
3.38%, 09/15/25 (Call 06/15/25)	100	109,485
3.88%, 09/15/23 (Call 06/15/23)	81	86,897
4.00%, 04/15/25 (Call 03/15/25)	1,205	1,338,502
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26 (Call 02/15/23)(b)	275	287,402
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(b)	600	661,782
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	270	270,140
3.63%, 06/01/24 (Call 03/01/24)(e)	281	284,063
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	280	284,827
3.25%, 06/10/24	37	39,863
3.30%, 07/01/25 (Call 06/15/25)	669	728,615
3.35%, 04/01/23 (Call 03/01/23)	939	990,035
3.38%, 05/26/25 (Call 02/26/25)	288	313,511
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(b)	485	496,039
O’Reilly Automotive Inc.
3.80%, 09/01/22 (Call 06/01/22)	8	8,280
3.85%, 06/15/23 (Call 03/15/23)	15	15,915
Party City Holdings Inc., 8.75%, 02/15/26 (Call 08/15/23)(b)	355	363,957
Penske Automotive Group Inc., 3.50%, 09/01/25 (Call 09/01/22)	245	251,130
QVC Inc.
4.38%, 03/15/23	266	280,638
4.45%, 02/15/25 (Call 11/15/24)	277	295,246
4.85%, 04/01/24	354	384,171
Rite Aid Corp.
6.13%, 04/01/23 (Call 05/28/21)(b)	200	200,380
7.50%, 07/01/25 (Call 07/01/22)(b)	250	258,993
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	581	656,489
SACI Falabella, 4.38%, 01/27/25(d)	400	437,004
Sally Holdings LLC/Sally Capital Inc., 8.75%, 04/30/25 (Call 04/30/22)(b)	80	88,474
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25 (Call 11/28/22)(b)	175	177,188
Staples Inc., 7.50%, 04/15/26 (Call 04/15/22)(b)	217	224,743
Starbucks Corp.
2.70%, 06/15/22 (Call 04/15/22)	251	256,653
3.10%, 03/01/23 (Call 02/01/23)	627	657,102
3.80%, 08/15/25 (Call 06/15/25)	446	495,840
3.85%, 10/01/23 (Call 07/01/23)	521	559,236
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/21)	175	177,037
5.75%, 03/01/25 (Call 03/01/22)	180	183,704
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	1,215	1,279,407
3.50%, 07/01/24	435	476,551
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	124	128,874
3.50%, 04/15/25 (Call 03/15/25)	1,131	1,238,117
TPro Acquisition Corp., 11.00%, 10/15/24 (Call 10/15/21)(b)	100	110,210
Walgreen Co., 3.10%, 09/15/22	359	371,199
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	284	293,170

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
2.55%, 04/11/23 (Call 01/11/23)	$816	$847,889
2.65%, 12/15/24 (Call 10/15/24)	864	925,024
2.85%, 07/08/24 (Call 06/08/24)	732	785,773
3.30%, 04/22/24 (Call 01/22/24)	485	522,903
3.40%, 06/26/23 (Call 05/26/23)	1,319	1,404,550
3.55%, 06/26/25 (Call 04/26/25)	209	231,501
White Cap Parent LLC (9.00% PIK), 8.25%, 03/15/26 (Call 03/15/22)(b)(g)	40	41,456
Yum! Brands Inc.
3.88%, 11/01/23 (Call 08/01/23)	195	205,415
7.75%, 04/01/25 (Call 04/01/22)(b)	295	322,349

		41,956,861

Savings & Loans — 0.1%
Nationwide Building Society
1.00%, 08/28/25(b)(e)	250	246,672
2.00%, 01/27/23(b)	1,050	1,078,728
3.77%, 03/08/24 (Call 03/08/23)(a)(b)	335	353,536
4.36%, 08/01/24 (Call 08/01/23)(a)(b)	245	264,098
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	652	679,384

		2,622,418

Semiconductors — 0.3%
Advanced Micro Devices Inc., 7.50%, 08/15/22	147	158,905
Altera Corp., 4.10%, 11/15/23	55	60,015
ams AG, 7.00%, 07/31/25 (Call 07/31/22)(b)	200	213,204
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	5	5,225
2.95%, 04/01/25 (Call 03/01/25)	101	108,131
3.13%, 12/05/23 (Call 10/05/23)	566	601,601
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)	50	55,948
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	529	564,538
3.63%, 01/15/24 (Call 11/15/23)	680	728,341
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)	730	782,217
3.63%, 10/15/24 (Call 09/15/24)	757	823,253
4.70%, 04/15/25 (Call 03/15/25)	213	240,537
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	513	522,757
2.70%, 12/15/22	470	488,490
2.88%, 05/11/24 (Call 03/11/24)	769	822,699
3.10%, 07/29/22	217	224,628
3.40%, 03/25/25 (Call 02/25/25)	1,525	1,669,570
3.70%, 07/29/25 (Call 04/29/25)	51	56,580
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	681	762,162
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)	21	23,130
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)	323	342,923
Marvell Technology Inc., 1.65%, 04/15/26 (Call 03/15/26)(b)	890	887,561
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	25	26,147
Microchip Technology Inc.
2.67%, 09/01/23(b)	224	233,775
4.25%, 09/01/25 (Call 09/01/22)(b)	550	576,532
4.33%, 06/01/23 (Call 05/01/23)	445	477,076
Micron Technology Inc.
2.50%, 04/24/23	350	362,911
4.64%, 02/06/24 (Call 01/06/24)	445	489,869

Security	Par (000)	Value

Semiconductors (continued)
NXP BV/NXP Funding LLC
3.88%, 09/01/22(b)	$210	$218,898
4.63%, 06/01/23(b)	270	291,584
4.88%, 03/01/24 (Call 02/01/24)(b)	442	490,660
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%, 05/01/25 (Call 04/01/25)(b)	190	200,670
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	618	641,676
2.90%, 05/20/24 (Call 03/20/24)	730	779,728
3.00%, 05/20/22	86	88,461
3.45%, 05/20/25 (Call 02/20/25)	323	354,325
SK Hynix Inc.
1.00%, 01/19/24(d)	200	199,796
1.50%, 01/19/26(d)	200	197,950
3.00%, 09/17/24(d)	600	636,486
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	327	335,126
1.85%, 05/15/22 (Call 04/15/22)	71	72,059
2.25%, 05/01/23 (Call 02/01/23)	17	17,580
2.63%, 05/15/24 (Call 03/15/24)	182	192,871
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	338	359,446

		17,386,041

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25 (Call 04/01/25)	136	148,498

Software — 0.7%
Adobe Inc.
1.70%, 02/01/23	522	535,186
1.90%, 02/01/25 (Call 01/01/25)	665	693,256
3.25%, 02/01/25 (Call 11/01/24)	75	81,324
Ascend Learning LLC 6.88%, 08/01/25 (Call 08/01/21)(b)	300	307,147
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)	14	14,568
Blackboard Inc., 10.38%, 11/15/24 (Call 06/01/21)(b)(e)	100	105,377
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 06/01/22)(b)	300	322,560
9.13%, 03/01/26 (Call 09/01/21)(b)	150	158,788
BY Crown Parent LLC, 7.38%, 10/15/24 (Call 10/15/21)(b)	244	248,919
BY Crown Parent LLC/BY Bond Finance Inc., 4.25%, 01/31/26 (Call 07/31/22)(b)	125	130,934
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	38	42,084
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)	246	270,765
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/22)(b)	550	559,812
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	100	115,687
Fidelity National Information Services Inc.
0.38%, 03/01/23	765	763,761
0.60%, 03/01/24	440	438,935
1.15%, 03/01/26 (Call 02/01/26)	940	930,553
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	941	998,580
3.50%, 10/01/22 (Call 07/01/22)	480	497,256
3.80%, 10/01/23 (Call 09/01/23)	999	1,073,855
3.85%, 06/01/25 (Call 03/01/25)	188	207,330
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(b)	123	125,336
Intuit Inc.
0.65%, 07/15/23	1,125	1,133,651
0.95%, 07/15/25 (Call 06/15/25)	1,217	1,220,894

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	$1,210	$1,254,165
2.13%, 11/15/22	330	339,636
2.38%, 05/01/23 (Call 02/01/23)	538	558,417
2.65%, 11/03/22 (Call 09/03/22)	555	573,021
2.70%, 02/12/25 (Call 11/12/24)	324	347,798
2.88%, 02/06/24 (Call 12/06/23)	917	976,541
3.13%, 11/03/25 (Call 08/03/25)	1,694	1,853,998
3.63%, 12/15/23 (Call 09/15/23)	848	915,679
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	990	1,000,118
2.40%, 09/15/23 (Call 07/15/23)	1,094	1,138,165
2.50%, 10/15/22	1,136	1,171,841
2.50%, 04/01/25 (Call 03/01/25)	1,585	1,668,862
2.63%, 02/15/23 (Call 01/15/23)	1,314	1,363,446
2.95%, 11/15/24 (Call 09/15/24)	666	711,954
2.95%, 05/15/25 (Call 02/15/25)	97	103,635
3.40%, 07/08/24 (Call 04/08/24)	1,549	1,669,295
3.63%, 07/15/23	284	303,332
PTC Inc., 3.63%, 02/15/25 (Call 02/15/22)(b)	250	256,370
Roper Technologies Inc.
0.45%, 08/15/22	205	205,264
1.00%, 09/15/25 (Call 08/15/25)	400	396,740
2.35%, 09/15/24 (Call 08/15/24)	317	332,964
3.13%, 11/15/22 (Call 08/15/22)	156	161,424
3.65%, 09/15/23 (Call 08/15/23)	752	804,422
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	660	696,478
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/01/22)(b)	864	890,196
TSMC Global Ltd., 0.75%, 09/28/25(d)	1,200	1,175,808
Veritas U.S. Inc./Veritas Bermuda Ltd. 7.50%, 09/01/25 (Call 09/01/21)(b)	700	726,670
10.50%, 02/01/24 (Call 02/01/22)(b)	400	410,044
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	990	1,018,799
4.50%, 05/15/25 (Call 04/15/25)	72	80,494

		34,082,134

Storage & Warehousing — 0.0%
GLP China Holdings Ltd., 4.97%, 02/26/24(d)	600	644,214
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 05/15/21)(b)	200	200,360

		844,574

Telecommunications — 1.1%
America Movil SAB de CV, 3.13%, 07/16/22	705	726,629
AT&T Inc.
1.70%, 03/25/26 (Call 03/25/23)	2,190	2,199,789
2.63%, 12/01/22 (Call 09/01/22)	479	493,667
3.00%, 06/30/22 (Call 04/30/22)	1,027	1,053,640
3.40%, 05/15/25 (Call 02/15/25)	1,220	1,328,861
3.90%, 03/11/24 (Call 12/11/23)	89	96,389
3.95%, 01/15/25 (Call 10/15/24)	272	300,579
4.05%, 12/15/23	284	310,054
4.45%, 04/01/24 (Call 01/01/24)	1,236	1,360,169
Axiata SPV2 Bhd, 4.36%, 03/24/26(d)	200	224,404
Bell Canada, Series US-3, 0.75%, 03/17/24	220	219,716
Bharti Airtel International Netherlands BV
5.13%, 03/11/23(d)	450	478,620
5.35%, 05/20/24(d)	450	495,293
Bharti Airtel Ltd., 4.38%, 06/10/25(d)	400	431,736

Security	Par (000)	Value

Telecommunications (continued)
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	$225	$246,029
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/21)(b)	250	257,863
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	553	576,950
2.60%, 02/28/23	15	15,650
3.00%, 06/15/22	416	428,838
3.50%, 06/15/25	10	11,079
3.63%, 03/04/24	551	600,270
CommScope Inc.
5.50%, 03/01/24 (Call 03/01/22)(b)	525	541,249
6.00%, 03/01/26 (Call 03/01/22)(b)	625	658,700
CommScope Technologies LLC, 6.00%, 06/15/25 (Call 06/15/21)(b)	558	567,977
Corning Inc., 2.90%, 05/15/22 (Call 03/15/22)	168	171,834
Deutsche Telekom International Finance BV, 2.49%, 09/19/23 (Call 07/19/23)(b)	200	207,902
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd.
8.75%, 05/25/24 (Call 05/25/21)(d)	200	208,594
8.75%, 05/25/24 (Call 05/27/21)(d)(e)	200	208,820
Digicel Ltd., 6.75%, 03/01/23 (Call 05/17/21)(d)	400	377,480
DKT Finance ApS, 9.38%, 06/17/23 (Call 06/17/21)(b)	200	206,000
Empresa Nacional de Telecomunicaciones SA, 4.88%, 10/30/24 (Call 07/30/24)(d)	400	430,036
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(b)	405	424,999
HC2 Holdings Inc., 8.50%, 02/01/26 (Call 02/01/23)(b)	150	148,121
HKT Capital No. 2 Ltd., 3.63%, 04/02/25(d)	300	321,036
Intrado Corp., 8.50%, 10/15/25 (Call 10/15/21)(b)	350	355,905
Juniper Networks Inc., 1.20%, 12/10/25 (Call 11/10/25)	200	198,140
Kenbourne Invest SA, 6.88%, 11/26/24 (Call 11/26/21)(d)	200	213,308
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(b)	200	213,066
KT Corp., 1.00%, 09/01/25(d)	400	395,400
Level 3 Financing Inc., 5.38%, 05/01/25 (Call 05/01/21)	300	306,537
Ligado Networks LLC (15.50% PIK), 15.50%, 11/01/23(b)(g)	1,475	1,333,423
Ligado Networks LLC (17.50% PIK), 17.50%, 05/01/24(g)	400	306,396
Lumen Technologies Inc.
5.63%, 04/01/25 (Call 01/01/25)	365	394,138
Series T, 5.80%, 03/15/22	525	542,341
Series W, 6.75%, 12/01/23	325	359,583
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	464	518,975
Motorola Solutions Inc., 4.00%, 09/01/24	244	268,151
MTN Mauritius Investments Ltd., 4.76%, 11/11/24(d)	400	423,884
Network i2i Ltd., 5.65%, (Call 01/11/25)(a)(d)(f)	400	425,120
Nokia OYJ, 3.38%, 06/12/22	179	183,584
NTT Finance Corp.
0.37%, 03/03/23(b)	710	710,128
0.58%, 03/01/24(b)	835	833,639
1.16%, 04/03/26 (Call 03/03/26)(b)	1,335	1,324,867
Ooredoo International Finance Ltd., 3.25%, 02/21/23(b)	500	522,500
Oztel Holdings SPC Ltd., 5.63%, 10/24/23(d)	200	213,438
PCCW-HKT Capital No. 5 Ltd., 3.75%, 03/08/23(d)	200	209,430
Plantronics Inc., 5.50%, 05/31/23 (Call 05/15/21)(b)	295	295,242
Proven Honour Capital Ltd., 4.13%, 05/19/25(d)	200	210,110
Qwest Corp., 7.25%, 09/15/25	175	206,407
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	448	465,920
3.63%, 12/15/25 (Call 09/15/25)	170	186,930

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.10%, 10/01/23 (Call 07/01/23)	$358	$385,190
SES SA, 3.60%, 04/04/23(b)	32	33,620
Sprint Communications Inc.
6.00%, 11/15/22	880	939,928
9.25%, 04/15/22	75	80,513
11.50%, 11/15/21	150	158,043
Sprint Corp.
7.13%, 06/15/24	1,121	1,295,136
7.25%, 09/15/21	150	153,168
7.63%, 02/15/25 (Call 11/15/24)	675	803,344
7.63%, 03/01/26 (Call 11/01/25)	675	827,800
7.88%, 09/15/23	1,705	1,945,149
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 09/20/29(b)	200	214,446
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)	750	818,587
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	350	361,659
Telefonica Emisiones SA, 4.57%, 04/27/23	200	215,396
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	35	37,480
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)	650	654,446
2.63%, 04/15/26 (Call 04/15/23)	510	518,767
3.50%, 04/15/25 (Call 03/15/25)(b)	1,771	1,919,782
4.00%, 04/15/22 (Call 03/16/22)	225	230,310
5.13%, 04/15/25 (Call 04/15/22)	150	152,537
6.00%, 03/01/23 (Call 05/11/21)	250	252,040
6.00%, 04/15/24 (Call 05/11/21)	433	436,148
Total Play Telecomunicaciones SA de CV, 7.50%, 11/12/25(d)	400	399,072
Trilogy International Partners LLC/Trilogy International Finance Inc., 8.88%, 05/01/22 (Call 05/01/21)(b)(e)	160	157,662
Turk Telekomunikasyon AS
4.88%, 06/19/24(d)	300	310,746
6.88%, 02/28/25(d)	200	218,534
VEON Holdings BV
4.00%, 04/09/25 (Call 01/09/25)(b)	800	840,704
4.95%, 06/16/24 (Call 03/16/24)(d)	300	321,282
5.95%, 02/13/23(d)	600	638,886
7.25%, 04/26/23 (Call 01/26/23)(d)	400	433,616
Verizon Communications Inc.
0.75%, 03/22/24	1,075	1,079,665
0.85%, 11/20/25 (Call 10/20/25)	4,835	4,769,292
1.45%, 03/20/26 (Call 02/20/26)	1,190	1,196,985
2.45%, 11/01/22 (Call 08/01/22)	537	551,171
3.38%, 02/15/25	1,102	1,202,084
3.50%, 11/01/24 (Call 08/01/24)	566	614,885
4.15%, 03/15/24 (Call 12/15/23)	305	332,770
5.15%, 09/15/23	1,549	1,709,012
ViaSat Inc., 5.63%, 09/15/25 (Call 09/15/21)(b)	400	409,248
Vodafone Group PLC, 4.13%, 05/30/25	168	188,037

		55,752,675

Textiles — 0.0%
Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC, 7.50%, 05/01/25 (Call 05/01/21)(d)	200	182,464
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	628	658,653

		841,117

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
2.60%, 11/19/22	102	105,128
3.00%, 11/19/24 (Call 10/19/24)	352	374,919

Security	Par (000)	Value

Toys, Games & Hobbies (continued)
Mattel Inc.
3.15%, 03/15/23 (Call 12/15/22)	$141	$144,463
3.38%, 04/01/26 (Call 04/01/23)(b)	260	269,202
6.75%, 12/31/25 (Call 12/31/21)(b)	19	19,978

		913,690

Transportation — 0.4%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 07/15/21)(b)	275	250,984
AP Moller - Maersk A/S
3.75%, 09/22/24 (Call 06/22/24)(b)	93	100,359
3.88%, 09/28/25 (Call 06/28/25)(b)	110	120,669
BPHL Capital Management Ltd., 5.95%, 02/27/23(d)	200	177,996
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	452	471,572
3.00%, 04/01/25 (Call 01/01/25)	250	269,347
3.05%, 09/01/22 (Call 06/01/22)	387	398,513
3.40%, 09/01/24 (Call 12/01/23)	146	158,447
3.65%, 09/01/25 (Call 06/01/25)	300	331,533
3.75%, 04/01/24 (Call 01/01/24)	680	736,630
3.85%, 09/01/23 (Call 06/01/23)	595	638,875
7.00%, 12/15/25	500	627,730
Canadian National Railway Co., 2.95%, 11/21/24 (Call 08/21/24)	18	19,276
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	691	734,671
4.45%, 03/15/23 (Call 12/15/22)	48	51,055
COSCO Finance 2011 Ltd., 4.00%, 12/03/22(d)	200	208,480
CRCC Chengan Ltd., 3.97%, (Call 06/27/24)(a)(d)(f)	400	410,232
CSX Corp., 3.40%, 08/01/24 (Call 05/01/24)	353	382,080
Eastern Creation II Investment Holdings Ltd., 2.80%, 07/15/22(d)	400	408,080
FedEx Corp.
2.63%, 08/01/22	581	597,309
3.20%, 02/01/25	77	83,915
4.00%, 01/15/24	397	434,358
Georgian Railway JSC, 7.75%, 07/11/22(d)	200	210,934
Indian Railway Finance Corp. Ltd., 3.73%, 03/29/24(d)	200	212,742
JB Hunt Transport Services Inc., 3.30%, 08/15/22 (Call 06/15/22)	70	72,199
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	345	358,807
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 06/01/21)(b)	165	165,317
Navios South American Logistics Inc./Navios Logistics Finance US Inc., 10.75%, 07/01/25 (Call 08/01/22)(d)	200	220,346
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	362	375,709
3.65%, 08/01/25 (Call 06/01/25)	190	208,500
3.85%, 01/15/24 (Call 10/15/23)	132	142,328
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(d)	600	652,920
Pelabuhan Indonesia III Persero PT
4.50%, 05/02/23(d)	200	212,520
4.88%, 10/01/24(d)	200	219,918
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	239	245,042
2.50%, 09/01/24 (Call 08/01/24)	214	224,997
2.88%, 06/01/22 (Call 05/01/22)	117	119,877
3.40%, 03/01/23 (Call 02/01/23)	366	384,703
3.65%, 03/18/24 (Call 02/18/24)	438	472,711
3.75%, 06/09/23 (Call 05/09/23)	250	265,998
3.88%, 12/01/23 (Call 11/01/23)	411	443,716

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.63%, 06/01/25 (Call 05/01/25)	$314	$355,426
Teekay Corp., 9.25%, 11/15/22 (Call 11/15/21)(b)	114	116,322
Transnet SOC Ltd., 4.00%, 07/26/22(b)	200	204,216
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/24(d)	200	204,808
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	89	92,605
2.95%, 01/15/23 (Call 10/15/22)	100	103,616
3.15%, 03/01/24 (Call 02/01/24)	467	499,807
3.25%, 01/15/25 (Call 10/15/24)	123	132,798
3.25%, 08/15/25 (Call 05/15/25)	131	142,242
3.50%, 06/08/23 (Call 05/08/23)	815	864,943
3.65%, 02/15/24 (Call 11/15/23)	482	519,027
3.75%, 03/15/24 (Call 12/15/23)	106	114,643
3.75%, 07/15/25 (Call 05/15/25)	100	110,789
4.16%, 07/15/22 (Call 04/15/22)	356	368,759
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	590	620,173
2.35%, 05/16/22 (Call 04/16/22)	366	373,338
2.45%, 10/01/22	859	885,809
2.50%, 04/01/23 (Call 03/01/23)	610	634,729
2.80%, 11/15/24 (Call 09/15/24)	105	112,749
3.90%, 04/01/25 (Call 03/01/25)	595	662,187
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 08/15/22)(b)	150	170,057
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/21)(b)	162	164,098
6.25%, 05/01/25 (Call 05/01/22)(b)	495	530,180
6.75%, 08/15/24 (Call 08/15/21)(b)	502	526,583

		21,331,299

Trucking & Leasing — 0.1%
CMB International Leasing Management Ltd.
1.88%, 08/12/25(d)	400	393,456
3.00%, 07/03/24(d)	400	415,140
DAE Funding LLC
4.50%, 08/01/22 (Call 08/01/21)(d)	375	377,250
5.00%, 08/01/24 (Call 08/01/21)(d)	600	618,810
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/01/25 (Call 10/01/21)(b)	415	431,886
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	123	131,294
4.35%, 02/15/24 (Call 01/15/24)	259	283,654
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(b)	600	593,706
1.70%, 06/15/26 (Call 05/15/26)(b)	325	326,820
2.70%, 03/14/23 (Call 02/14/23)(b)	747	774,325
2.70%, 11/01/24 (Call 10/01/24)(b)	279	294,582
3.45%, 07/01/24 (Call 06/01/24)(b)	239	257,281
3.90%, 02/01/24 (Call 01/01/24)(b)	615	663,395
4.00%, 07/15/25 (Call 06/15/25)(b)	37	40,868
4.13%, 08/01/23 (Call 07/01/23)(b)	463	497,202
4.25%, 01/17/23(b)	230	244,085
4.88%, 07/11/22(b)	331	347,636
SMBC Aviation Capital Finance DAC
3.00%, 07/15/22 (Call 06/15/22)(b)	310	317,425
4.13%, 07/15/23 (Call 06/15/23)(b)	260	276,518

		7,285,333

Security	Par (000)	Value

Water — 0.0%
Agua y Saneamientos Argentinos SA, 6.63%, 02/01/23 (Call 02/01/22)(d)	$300	$146,568
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	173	188,195
3.85%, 03/01/24 (Call 12/01/23)	174	188,459
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(b)	75	82,091
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 04/01/23)(b)	170	177,968

		783,281

Total Corporate Bonds & Notes — 37.2% (Cost: $1,854,351,467)		1,897,829,499

Foreign Government Obligations

Angola — 0.0%
Angolan Government International Bond, 9.50%, 11/12/25(d)	500	548,605

Azerbaijan — 0.0%
Republic of Azerbaijan International Bond, 4.75%, 03/18/24(d)	800	869,848
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23(d)	400	423,932

		1,293,780

Bahrain — 0.1%
Bahrain Government International Bond
6.13%, 07/05/22(b)(e)	800	840,216
6.13%, 08/01/23(d)	600	648,048
7.00%, 01/26/26(d)	600	691,068
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(d)	600	641,148
CBB International Sukuk Co. 6 SPC, 5.25%, 03/20/25(d)	200	214,056
CBB International Sukuk Programme Co. SPC, 6.25%, 11/14/24(d)	600	658,500

		3,693,036

Belarus — 0.0%
Development Bank of the Republic of Belarus JSC, 6.75%, 05/02/24(d)	400	391,100
Republic of Belarus International Bond, 6.88%, 02/28/23(d)	200	204,222
Republic of Belarus Ministry of Finance, 5.88%, 02/24/26(d)	200	193,670

		788,992

Bermuda — 0.0%
Bermuda Government International Bond, 4.85%, 02/06/24(d)	500	549,785

Bolivia — 0.0%
Bolivian Government International Bond, 4.88%, 10/29/22(d)	200	203,246

Brazil — 0.1%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(d)	400	442,896
Brazilian Government International Bond
2.63%, 01/05/23	1,400	1,447,012
2.88%, 06/06/25	600	613,764
4.25%, 01/07/25	1,600	1,724,640
6.00%, 04/07/26	1,000	1,163,540
8.75%, 02/04/25	300	372,876

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
8.88%, 04/15/24	$326	$401,870

		6,166,598

Canada — 0.8%
Canada Government International Bond
1.63%, 01/22/25	2,320	2,410,526
2.00%, 11/15/22	1,275	1,309,871
CDP Financial Inc.
0.88%, 06/10/25(b)	1,400	1,402,436
1.00%, 04/17/23(b)	1,000	1,013,330
CPPIB Capital Inc., 1.25%, 03/04/25(b)	1,000	1,021,030
Export Development Canada
1.38%, 02/24/23	1,425	1,454,569
2.00%, 05/17/22	1,340	1,365,179
2.50%, 01/24/23	560	581,857
2.63%, 02/21/24	755	802,029
2.75%, 03/15/23	160	167,448
Hydro-Quebec, Series IO, 8.05%, 07/07/24	580	711,648
OMERS Finance Trust, 2.50%, 05/02/24(b)	500	528,855
Ontario Teachers’ Finance Trust
1.38%, 04/15/25(b)	500	511,350
2.13%, 09/19/22(b)	1,260	1,291,840
Province of Alberta Canada
1.00%, 05/20/25	1,142	1,150,314
1.88%, 11/13/24	950	989,843
2.20%, 07/26/22	959	981,939
2.95%, 01/23/24	1,020	1,088,799
3.35%, 11/01/23	631	677,088
Province of British Columbia Canada
1.75%, 09/27/24	1,500	1,560,510
2.00%, 10/23/22	1,617	1,659,479
Province of Manitoba Canada
2.10%, 09/06/22	515	527,592
3.05%, 05/14/24	257	276,108
Series GX, 2.60%, 04/16/24	505	535,704
Province of New Brunswick Canada, 2.50%, 12/12/22	106	109,396
Province of Ontario Canada
0.63%, 01/21/26	1,000	983,090
1.05%, 04/14/26	500	500,245
1.75%, 01/24/23	200	205,058
2.20%, 10/03/22	579	594,836
2.25%, 05/18/22	1,141	1,164,950
2.45%, 06/29/22	333	341,501
3.05%, 01/29/24	1,897	2,031,137
3.20%, 05/16/24	1,262	1,363,768
3.40%, 10/17/23	1,217	1,306,243
Province of Quebec Canada
0.60%, 07/23/25	2,950	2,921,916
2.63%, 02/13/23	1,150	1,197,598
Series QO, 2.88%, 10/16/24	795	856,501
Series QW, 2.50%, 04/09/24(e)	1,200	1,271,184
Series QX, 1.50%, 02/11/25	1,431	1,473,973

		40,340,740

Chile — 0.0%
Chile Government International Bond
3.13%, 03/27/25	200	215,324
3.13%, 01/21/26	400	432,640

		647,964

China — 0.2%
China Development Bank, 1.00%, 10/27/25(d)	1,000	984,080

Security	Par (000)	Value

China (continued)
China Government International Bond
0.40%, 10/21/23(d)	$1,500	$1,499,835
0.55%, 10/21/25(d)	1,500	1,471,695
1.88%, 12/03/22(d)	800	818,560
1.95%, 12/03/24(d)	500	523,335
2.13%, 11/02/22(d)	400	410,320
3.25%, 10/19/23(d)	400	427,672
Export-Import Bank of China (The)
2.75%, 11/28/22(d)	1,000	1,033,490
2.88%, 04/26/26(d)	400	428,468

		7,597,455

Colombia — 0.1%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	1,100	1,130,030
4.00%, 02/26/24 (Call 11/26/23)	1,050	1,119,184
8.13%, 05/21/24	310	369,629

		2,618,843

Costa Rica — 0.0%
Costa Rica Government International Bond, 4.25%, 01/26/23(d)	800	814,480

Croatia — 0.0%
Croatia Government International Bond
5.50%, 04/04/23(d)	1,100	1,204,797
6.00%, 01/26/24(d)	400	457,248

		1,662,045

Denmark — 0.1%
Kommunekredit
0.63%, 06/10/25(d)	1,800	1,791,180
2.25%, 11/16/22(d)	400	412,368

		2,203,548

Dominican Republic — 0.0%
Dominican Republic International Bond
5.50%, 01/27/25(d)	575	635,743
5.88%, 04/18/24(d)	200	215,194
6.88%, 01/29/26(d)	800	936,992

		1,787,929

Egypt — 0.1%
Egypt Government International Bond
3.88%, 02/16/26(b)	200	195,192
3.88%, 02/16/26(d)	200	195,192
4.55%, 11/20/23(d)	200	205,294
5.25%, 10/06/25(d)	600	624,906
5.58%, 02/21/23(d)	600	627,210
5.75%, 05/29/24(d)	1,050	1,110,375
6.20%, 03/01/24(d)	200	213,498

		3,171,667

El Salvador — 0.0%
El Salvador Government International Bond
5.88%, 01/30/25(d)	400	413,244
7.75%, 01/24/23(d)	300	315,417

		728,661

Finland — 0.0%
Finnvera Oyj, 1.63%, 10/23/24(b)	960	993,235
Kuntarahoitus Oyj
2.50%, 11/15/23(b)	500	526,790
2.88%, 03/07/23(b)	400	419,148

		1,939,173

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

France — 0.1%
Caisse d’Amortissement de la Dette Sociale
0.38%, 05/19/23(b)	$2,000	$2,003,960
0.38%, 09/23/25(b)	2,000	1,959,520
SFIL SA, 0.63%, 02/09/26(d)	1,000	982,370

		4,945,850

Gabon — 0.0%
Gabon Government International Bond, 6.38%, 12/12/24(d)	600	634,776

Germany — 0.1%
FMS Wertmanagement
2.00%, 08/01/22	745	761,695
2.75%, 03/06/23	580	606,744
2.75%, 01/30/24	1,510	1,607,033
State of North Rhine-Westphalia Germany, 1.50%, 02/13/23(d)	1,000	1,022,040

		3,997,512

Ghana — 0.0%
Ghana Government International Bond, 0.00% 04/07/25	600	471,882

Guatemala — 0.0%
Guatemala Government Bond, 5.75%, 06/06/22(d)	200	210,040

Hong Kong — 0.0%
Hong Kong Government International Bond, 2.50%, 05/28/24(b)	200	211,980
Hong Kong SR, 0.63%, 02/02/26(b)	800	786,928

		998,908

Hungary — 0.1%
Hungary Government International Bond
5.38%, 02/21/23	450	490,266
5.38%, 03/25/24	600	680,562
5.75%, 11/22/23	1,348	1,523,860

		2,694,688

India — 0.0%
Export-Import Bank of India
3.88%, 03/12/24(d)	200	213,490
4.00%, 01/14/23(d)	400	419,040

		632,530

Indonesia — 0.2%
Indonesia Government International Bond
2.95%, 01/11/23	1,140	1,181,827
3.38%, 04/15/23(d)	646	679,340
4.13%, 01/15/25(d)	600	660,168
4.45%, 02/11/24	200	218,794
4.75%, 01/08/26(d)	1,000	1,139,730
5.38%, 10/17/23(d)	400	445,068
5.88%, 01/15/24(d)	800	906,152
Lembaga Pembiayaan Ekspor Indonesia, 3.88%, 04/06/24(d)	200	213,774
Perusahaan Penerbit SBSN Indonesia III
2.30%, 06/23/25(d)	850	878,449
3.30%, 11/21/22(d)	200	208,108
3.75%, 03/01/23(d)	900	948,537
3.90%, 08/20/24(d)	800	871,120
4.33%, 05/28/25(d)	300	334,884
4.35%, 09/10/24(d)	400	442,420

		9,128,371

Security	Par (000)	Value

Iraq — 0.0%
Iraq International Bond, 6.75%, 03/09/23(d)	$300	$306,201

Israel — 0.0%
Israel Government AID Bond, 5.50%, 09/18/23	380	424,859
Israel Government International Bond
3.15%, 06/30/23	500	528,530
4.00%, 06/30/22	500	521,255

		1,474,644

Italy — 0.1%
Republic of Italy Government International Bond
1.25%, 02/17/26	1,200	1,178,424
2.38%, 10/17/24	1,475	1,536,847
6.88%, 09/27/23	1,576	1,800,548

		4,515,819

Japan — 0.3%
Development Bank of Japan Inc.
1.88%, 10/02/24(d)	500	520,185
2.50%, 10/18/22(d)	900	927,567
3.13%, 09/06/23(b)	985	1,046,917
Japan Bank for International Cooperation
0.63%, 05/22/23	1,000	1,005,960
0.63%, 07/15/25	1,000	988,790
1.75%, 01/23/23	1,900	1,947,310
1.75%, 10/17/24	250	259,285
2.38%, 07/21/22	700	717,878
2.38%, 11/16/22	910	938,956
2.50%, 06/01/22	940	962,626
2.50%, 05/23/24	1,750	1,853,355
2.50%, 05/28/25	1,000	1,066,570
3.00%, 05/29/24	500	537,430
3.25%, 07/20/23	655	696,416
3.38%, 10/31/23	400	429,172
Japan Finance Organization for Municipalities, 1.00%, 05/21/25(b)	500	501,965

		14,400,382

Jersey — 0.1%
IDB Trust Services Ltd.
1.81%, 02/26/25(d)	1,000	1,030,860
1.96%, 10/02/24(d)	500	517,715
2.39%, 04/12/22(d)	500	508,755
2.84%, 04/25/24(d)	500	529,930
3.39%, 09/26/23(d)	500	532,275

		3,119,535

Jordan — 0.0%
Jordan Government International Bond
4.95%, 07/07/25(d)	200	207,470
6.13%, 01/29/26(d)	600	649,050

		856,520

Kazakhstan — 0.0%
Kazakhstan Government International Bond
3.88%, 10/14/24(d)	1,200	1,315,656
5.13%, 07/21/25(d)	200	233,120

		1,548,776

Kenya — 0.0%
Kenya Government International Bond, 6.88%, 06/24/24(d)	700	777,448

Lebanon — 0.0%
Lebanon Government International Bond
6.00%, 01/27/23(d)(h)(j)	700	89,250

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lebanon (continued)
6.10%, 10/04/22(d)(h)(j)	$150	$18,903
6.20%, 02/26/25(d)(h)(j)	200	25,500
6.25%, 05/27/22(h)(j)	185	23,399
6.25%, 11/04/24(d)(h)(j)	100	12,750
6.25%, 06/12/25(d)	200	25,500
6.40%, 05/26/23(h)(j)	700	89,159
6.65%, 04/22/24(d)(h)(j)	250	31,875

		316,336

Malaysia — 0.1%
1MDB Global Investments Ltd., 4.40%, 03/09/23(d)	1,000	1,007,380
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(d)	852	915,338
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(d)	600	655,674

		2,578,392

Mexico — 0.1%
Mexico Government International Bond
3.60%, 01/30/25	200	219,768
3.90%, 04/27/25 (Call 03/27/25)	500	555,175
4.00%, 10/02/23	1,670	1,808,894
4.13%, 01/21/26	1,000	1,121,690
8.00%, 09/24/22	300	330,897

		4,036,424

Mongolia — 0.0%
Development Bank of Mongolia LLC, 7.25%, 10/23/23(d)	200	216,020
Mongolia Government International Bond
5.13%, 12/05/22(d)	650	673,595
5.13%, 04/07/26(d)	400	428,896
5.63%, 05/01/23(d)	400	421,216

		1,739,727

Morocco — 0.0%
Morocco Government International Bond, 4.25%, 12/11/22(d)	420	440,492

Namibia — 0.0%
Namibia International Bonds, 5.25%, 10/29/25(d)	400	421,624

Nigeria — 0.0%
Africa Finance Corp., 3.88%, 04/13/24(d)	200	211,876
Nigeria Government International Bond
6.38%, 07/12/23(d)	200	214,504
7.63%, 11/21/25(d)	600	682,692

		1,109,072

Norway — 0.1%
Kommunalbanken AS
0.38%, 09/11/25(b)	1,000	980,020
0.88%, 03/12/25(b)	1,000	1,007,150
2.00%, 06/19/24(b)	1,050	1,099,424
2.50%, 01/11/23(b)	350	363,321
2.75%, 02/05/24(b)	500	532,080

		3,981,995

Oman — 0.1%
Oman Government International Bond
4.13%, 01/17/23(d)	500	515,010
4.88%, 02/01/25(d)	400	419,988
Oman Sovereign Sukuk Co.
4.40%, 06/01/24(d)	900	933,993
5.93%, 10/31/25(d)	400	442,288

		2,311,279

Security	Par (000)	Value

Pakistan — 0.0%
Pakistan Government International Bond
6.00%, 04/08/26(b)	$600	$617,466
8.25%, 04/15/24(d)	400	440,068
8.25%, 09/30/25(d)	200	222,826
Third Pakistan International Sukuk Co. Ltd. (The), 5.63%, 12/05/22(d)	400	411,568

		1,691,928

Panama — 0.0%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	700	763,392
4.00%, 09/22/24 (Call 06/24/24)	500	545,245
7.13%, 01/29/26	200	248,758

		1,557,395

Paraguay — 0.0%
Paraguay Government International Bond, 5.00%, 04/15/26(d)	200	224,602

Peru — 0.0%
Fondo MIVIVIENDA SA, 3.50%, 01/31/23(d)	570	585,749
Peruvian Government International Bond, 7.35%, 07/21/25	700	860,979

		1,446,728

Philippines — 0.1%
Philippine Government International Bond, 4.20%, 01/21/24	2,250	2,469,713

Poland — 0.0%
Republic of Poland Government International Bond
3.00%, 03/17/23	1,668	1,748,764
4.00%, 01/22/24	251	274,637

		2,023,401

Qatar — 0.1%
Qatar Government International Bond
3.38%, 03/14/24(d)	800	859,272
3.40%, 04/16/25(d)	1,200	1,306,860
3.88%, 04/23/23(d)	900	958,563
SoQ Sukuk A QSC, 3.24%, 01/18/23(d)	550	575,449

		3,700,144

Romania — 0.0%
Romanian Government International Bond
4.38%, 08/22/23(d)	800	867,336
4.88%, 01/22/24(d)	350	388,570

		1,255,906

Russia — 0.0%
Russian Foreign Bond-Eurobond, 4.88%, 09/16/23(d)	1,200	1,308,168

Saudi Arabia — 0.1%
Saudi Government International Bond
2.88%, 03/04/23(d)	1,450	1,508,043
2.90%, 10/22/25(d)	1,000	1,062,730
4.00%, 04/17/25(d)	1,600	1,762,496

		4,333,269

Senegal — 0.0%
Senegal Government International Bond, 6.25%, 07/30/24(d)	200	218,302

Slovenia — 0.0%
Slovenia Government International Bond, 5.25%, 02/18/24(b)	600	677,610

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Africa — 0.0%
Republic of South Africa Government International Bond
4.67%, 01/17/24	$200	$213,754
5.88%, 05/30/22	800	842,176
5.88%, 09/16/25	800	891,832

		1,947,762

South Korea — 0.2%
Export-Import Bank of Korea
0.38%, 02/09/24	400	398,228
0.63%, 02/09/26	610	595,470
0.75%, 09/21/25	600	590,802
0.96%, 06/01/23, (3 mo. LIBOR US + 0.775%)(a)	200	202,016
1.10%, 11/01/22, (3 mo. LIBOR US + 0.925%)(a)	1,000	1,010,230
1.38%, 04/27/23, (3 mo. LIBOR US + 1.200%)(a)(d)	600	610,842
1.88%, 02/12/25	600	618,750
3.00%, 11/01/22	400	415,324
4.00%, 01/14/24	200	218,454
Industrial Bank of Korea
1.04%, 06/22/25(d)	200	199,184
2.13%, 10/23/24(d)	400	420,276
Korea Development Bank (The)
0.40%, 06/19/24	1,000	995,540
0.50%, 10/27/23	400	400,100
1.25%, 06/03/25(d)	800	808,008
1.75%, 02/18/25	500	512,890
Korea International Bond
2.00%, 06/19/24	600	626,694
3.88%, 09/11/23	200	216,092
Korea National Oil Corp., 0.88%, 10/05/25(d)(e)	1,000	984,990
Suhyup Bank, 3.63%, 01/29/24(d)	200	215,396

		10,039,286

Sri Lanka — 0.0%
Sri Lanka Government International Bond
5.75%, 04/18/23(d)	806	582,746
5.88%, 07/25/22(d)	654	529,747
6.35%, 06/28/24(d)	400	278,284
6.85%, 03/14/24(d)	400	278,264
6.85%, 11/03/25(d)	400	266,604

		1,935,645

Supranational — 2.4%
Africa Finance Corp.
3.13%, 06/16/25(d)	200	205,774
4.38%, 04/17/26(d)	400	434,916
African Development Bank
0.75%, 04/03/23	1,467	1,481,333
0.88%, 03/23/26	50	49,932
1.63%, 09/16/22	167	170,262
2.13%, 11/16/22	1,577	1,623,521
3.00%, 09/20/23	1,834	1,951,028
African Export-Import Bank (The)
4.13%, 06/20/24(d)	250	265,570
5.25%, 10/11/23(d)	650	702,630
Arab Petroleum Investments Corp., 1.26%, 02/10/26(d)	1,000	994,960
Asian Development Bank
0.25%, 07/14/23	28	27,992
0.38%, 09/03/25	2,200	2,162,468
0.50%, 02/04/26	800	786,008
0.63%, 04/29/25	3,380	3,372,463
1.50%, 10/18/24	2,743	2,833,135
1.63%, 01/24/23	1,088	1,114,536

Security	Par (000)	Value

Supranational (continued)
1.75%, 09/13/22	$1,878	$1,918,189
1.88%, 07/19/22	7	7,145
1.88%, 08/10/22	5	5,108
2.00%, 01/22/25	174	182,930
2.63%, 01/30/24	1,654	1,756,035
2.75%, 03/17/23	1,923	2,013,554
Asian Infrastructure Investment Bank (The)
0.25%, 09/29/23	295	294,549
0.50%, 05/28/25	508	503,235
0.50%, 01/27/26	50	49,058
2.25%, 05/16/24	3,262	3,439,388
Central American Bank for Economic Integration, 2.00%, 05/06/25(b)	400	415,620
Corp. Andina de Fomento, 4.38%, 06/15/22	750	780,802
Council of Europe Development Bank
0.25%, 06/10/23	14	13,998
0.25%, 10/20/23	620	619,020
1.38%, 02/27/25	60	61,639
1.75%, 09/26/22	756	772,337
2.50%, 02/27/24	345	365,438
2.63%, 02/13/23	1,245	1,297,875
European Bank for Reconstruction & Development
0.25%, 07/10/23	369	368,959
0.50%, 05/19/25	2,175	2,158,492
1.50%, 02/13/25	1,150	1,187,559
1.63%, 09/27/24	31	32,156
2.75%, 03/07/23	500	523,095
European Investment Bank
0.25%, 09/15/23	1,540	1,538,999
0.38%, 03/26/26	1,000	975,900
0.63%, 07/25/25	2,660	2,649,147
1.38%, 09/06/22	55	55,884
1.38%, 05/15/23	115	117,670
1.63%, 03/14/25	2,365	2,454,255
1.88%, 02/10/25	1,060	1,109,841
2.00%, 12/15/22	1,360	1,399,590
2.25%, 08/15/22	1,430	1,468,224
2.25%, 06/24/24	1,976	2,087,822
2.38%, 06/15/22	2,341	2,398,823
2.50%, 03/15/23	2,409	2,511,334
2.63%, 05/20/22	1,133	1,162,118
2.63%, 03/15/24	3,060	3,256,789
2.88%, 08/15/23	1,752	1,855,736
3.13%, 12/14/23	749	803,452
3.25%, 01/29/24	3,339	3,602,347
European Stability Mechanism, 1.38%, 09/11/24(b)	1,000	1,027,780
Inter-American Development Bank
0.25%, 11/15/23	115	114,804
0.50%, 05/24/23	2,615	2,629,199
0.63%, 07/15/25	2,000	1,990,180
0.88%, 04/03/25	1,908	1,923,417
1.75%, 09/14/22	973	993,842
1.75%, 03/14/25	1,905	1,985,067
2.13%, 01/15/25	1,051	1,109,446
2.50%, 01/18/23	1,687	1,752,759
2.63%, 01/16/24	1,241	1,316,577
3.00%, 10/04/23	734	781,754
3.00%, 02/21/24	1,837	1,970,917
Inter-American Investment Corp., 1.75%, 10/02/24(d)	1,800	1,870,524

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
International Bank for Reconstruction & Development
0.25%, 11/24/23	$125	$124,787
0.38%, 07/28/25	2,151	2,117,659
0.50%, 10/28/25	2,480	2,448,182
0.63%, 04/22/25	5,140	5,132,650
0.75%, 03/11/25	2,215	2,224,281
1.50%, 08/28/24	412	425,654
1.63%, 01/15/25	1,159	1,202,428
1.75%, 04/19/23	21	21,629
1.88%, 10/07/22	5	5,121
1.88%, 06/19/23	288	297,913
2.13%, 07/01/22	1,055	1,078,822
2.13%, 02/13/23	315	325,669
2.13%, 03/03/25	215	227,188
2.50%, 03/19/24	4,250	4,506,785
2.50%, 11/25/24	1,418	1,515,360
2.50%, 07/29/25	1,579	1,693,872
3.00%, 09/27/23	2,075	2,209,086
7.63%, 01/19/23	1,626	1,831,250
International Development Association, 2.75%, 04/24/23(b)	300	314,685
International Finance Corp.
0.38%, 07/16/25	2,191	2,158,201
1.38%, 10/16/24	1,239	1,274,931
2.00%, 10/24/22	892	915,772
2.88%, 07/31/23	562	594,540
Nordic Investment Bank
0.38%, 09/11/25	1,800	1,767,942
2.25%, 05/21/24	1,000	1,055,100

		121,326,413

Sweden — 0.2%
Kommuninvest I Sverige AB
0.38%, 02/16/24(b)	1,000	999,360
1.63%, 10/24/22(b)	1,000	1,020,880
2.63%, 09/15/22(b)(e)	1,000	1,032,790
Svensk Exportkredit AB
0.50%, 08/26/25	1,800	1,772,946
0.63%, 05/14/25	1,050	1,044,498
1.75%, 12/12/23	200	207,060
2.00%, 08/30/22	500	511,385
2.88%, 03/14/23	960	1,006,387
Sweden Government International Bond, 2.38%, 02/15/23(b)	1,325	1,375,787

		8,971,093

Tunisia — 0.0%
Banque Centrale de Tunisie International Bond, 5.75%, 01/30/25(d)	628	588,204

Turkey — 0.3%
Export Credit Bank of Turkey AS, 4.25%, 09/18/22(d)	400	400,516
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(d)	400	403,032
5.00%, 04/06/23(d)	400	405,000
Istanbul Metropolitan Municipality, 6.38%, 12/09/25(d)	200	194,358
Turkey Government International Bond
3.25%, 03/23/23	800	785,056
4.25%, 03/13/25	1,000	958,830
4.25%, 04/14/26	600	561,312
4.75%, 01/26/26	800	770,344
5.60%, 11/14/24	1,000	1,006,470
5.75%, 03/22/24	800	813,960

Security	Par (000)	Value

Turkey (continued)
6.25%, 09/26/22	$980	$1,010,762
6.35%, 08/10/24(e)	900	926,622
6.38%, 10/14/25	1,200	1,230,564
7.25%, 12/23/23	1,000	1,059,020
7.38%, 02/05/25	1,294	1,373,762
Turkiye Ihracat Kredi Bankasi AS
5.38%, 10/24/23(d)	200	201,888
8.25%, 01/24/24(d)	400	426,132

		12,527,628

Ukraine — 0.1%
Ukraine Government International Bond
7.75%, 09/01/22(d)	700	731,521
7.75%, 09/01/23(d)	430	457,447
7.75%, 09/01/24(d)	550	590,287
7.75%, 09/01/25(d)	600	646,746
8.99%, 02/01/24(d)	400	439,780

		2,865,781

United Arab Emirates — 0.1%
Abu Dhabi Government International Bond
0.75%, 09/02/23(d)	1,200	1,206,972
2.13%, 09/30/24(d)	800	837,232
2.50%, 10/11/22(d)	1,400	1,442,672
2.50%, 04/16/25(d)	1,400	1,481,004
Dubai DOF Sukuk Ltd.
3.88%, 01/30/23(d)	400	417,068
6.45%, 05/02/22(d)	200	211,008
RAK Capital, 3.09%, 03/31/25(d)	500	530,475
Sharjah Sukuk Ltd., 3.76%, 09/17/24(d)	200	214,044
Sharjah Sukuk Program Ltd., 3.85%, 04/03/26(d)	200	214,818

		6,555,293

United Kingdom — 0.1%
Bank of England Euro Note, 0.50%, 04/28/23(b)	2,100	2,111,277

Uruguay — 0.0%
Uruguay Government International Bond
4.50%, 08/14/24(e)	400	434,088
8.00%, 11/18/22	320	346,163

		780,251

Vietnam — 0.0%
Vietnam Government International Bond, 4.80%, 11/19/24(d)	454	508,035

Zambia — 0.0%
Zambia Government International Bond
5.38%, 09/20/22(d)(h)(j)	367	220,919
8.50%, 04/14/24(d)(h)(j)	400	245,144

		466,063

Total Foreign Government Obligations — 6.6% (Cost: $331,598,664)		335,935,667

Municipal Debt Obligations

California — 0.1%
State of California GO BAB, 5.70%, 11/01/21	2,400	2,461,248
University of California RB, Series BG, 0.88%, 05/15/25 (Call 04/15/25)	70	70,245

		2,531,493

58	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida — 0.0%
State Board of Administration Finance Corp. RB
1.26%, 07/01/25	$500	$505,360
Series A, 2.64%, 07/01/21	100	100,348

		605,708

New York — 0.0%
New York State Urban Development Corp. RB, Series B, 2.10%, 03/15/22	65	65,975

Total Municipal Debt Obligations — 0.1% (Cost: $3,190,842)		3,203,176

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 7.4%
Federal Home Loan Mortgage Corp.
2.06%, 02/01/45, (12 mo. LIBOR US + 1.622%)(a)	19	19,719
2.50%, 01/01/30	520	544,198
2.50%, 08/01/31	409	430,441
2.50%, 10/01/31	1,022	1,072,473
2.50%, 12/01/31	542	568,839
2.50%, 02/01/32	614	646,376
2.50%, 01/01/33	1,710	1,802,159
3.00%, 05/01/29	215	227,878
3.00%, 05/01/30	476	502,920
3.00%, 06/01/30	42	44,863
3.00%, 07/01/30	326	346,366
3.00%, 12/01/30	498	526,948
3.00%, 05/01/31	191	201,574
3.00%, 06/01/31	126	133,828
3.50%, 05/01/32	96	104,359
3.50%, 09/01/32	90	96,568
3.50%, 07/01/33	238	254,718
3.50%, 06/01/34	1,138	1,218,323
4.00%, 05/01/33	220	234,997
Federal National Mortgage Association
2.13%, 12/01/44, (12 mo. LIBOR US + 1.576%)(a)	16	16,477
2.29%, 04/01/44, (12 mo. LIBOR US + 1.590%)(a)	51	53,321
Series 2012-M13, Class A2, 2.38%, 05/25/22	469	473,050
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	89	94,693
FHLMC Multifamily Structured Pass Through Certificates
Series K017, Class A2, 2.87%, 12/25/21 (Call 12/25/21)	661	666,953
Series K020, Class A2, 2.37%, 05/25/22 (Call 05/25/22)	100	101,390
Series K022, Class A2, 2.36%, 07/25/22 (Call 07/25/22)	2,998	3,048,389
Series K027, Class A2, 2.64%, 01/25/23 (Call 01/25/23)	2,358	2,426,689
Series K028, Class A2, 3.11%, 02/25/23 (Call 02/25/23)	500	520,233
Series K030, Class A2, 3.25%, 04/25/23 (Call 04/25/23)(a)	2,500	2,618,060
Series K033, Class A2, 3.06%, 07/25/23 (Call 07/25/23)(a)	2,000	2,104,483
Series K034, Class A2, 3.53%, 07/25/23 (Call 07/25/23)(a)	1,250	1,328,209
Series K036, Class A2, 3.53%, 10/25/23 (Call 10/25/23)(a)	500	533,993
Series K045, Class A1, 2.49%, 11/25/24 (Call 11/25/24)	2,751	2,802,491
Series K053, Class A2, 3.00%, 12/25/25 (Call 12/25/25)	1,000	1,085,847

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K067, Class A1, 2.90%, 03/25/27 (Call 03/25/27)	$3,587	$3,814,065
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 05/25/31)	460	502,996
Series K-1512, Class A3, 3.06%, 04/25/34 (Call 04/25/34)	450	492,832
Series K722, Class A2, 2.41%, 03/25/23 (Call 03/25/23)	1,700	1,731,863
Series K724, Class A2, 3.06%, 11/25/23 (Call 11/25/23)(a)	1,500	1,581,811
Series K725, Class A1, 2.67%, 05/25/23 (Call 05/25/23)	458	465,429
Series K729, Class A1, 2.95%, 02/25/24 (Call 02/25/24)	1,798	1,836,345
Uniform Mortgage-Backed Securities
1.50%, 05/18/36(l)	43,850	44,392,987
2.00%, 10/01/35	14,077	14,598,076
2.00%, 12/01/35	9,268	9,580,666
2.00%, 02/01/36	28,083	29,097,265
2.00%, 03/01/36	7,578	7,839,173
2.00%, 04/01/36	16,000	16,547,829
2.00%, 05/18/36(l)	36,024	37,210,259
2.50%, 07/01/28	677	708,190
2.50%, 12/01/29	174	181,728
2.50%, 03/01/30	88	92,322
2.50%, 07/01/30	108	113,264
2.50%, 08/01/30	309	323,435
2.50%, 12/01/30	53	55,264
2.50%, 01/01/31	46	47,991
2.50%, 08/01/31	1,140	1,202,583
2.50%, 09/01/31	928	973,546
2.50%, 10/01/31	4,641	4,864,322
2.50%, 12/01/31	1,397	1,466,008
2.50%, 01/01/32	5,954	6,259,253
2.50%, 02/01/32	1,079	1,135,643
2.50%, 03/01/32	1,047	1,098,997
2.50%, 04/01/32	7,282	7,668,821
2.50%, 07/01/32	8,218	8,674,489
2.50%, 10/01/32	146	154,281
2.50%, 01/01/33	1,301	1,365,172
2.50%, 07/01/35	10,047	10,605,556
2.50%, 10/01/35(m)	17,217	18,158,160
2.50%, 10/01/35	3,858	4,031,007
2.50%, 03/01/36	2,011	2,126,971
2.50%, 05/18/36(l)	18,614	19,451,630
3.00%, 10/01/27	52	55,094
3.00%, 10/01/28	258	272,988
3.00%, 11/01/28	247	261,071
3.00%, 03/01/30	5,484	5,784,326
3.00%, 04/01/30	117	123,833
3.00%, 07/01/30	73	77,807
3.00%, 08/01/30	279	294,502
3.00%, 09/01/30	439	464,605
3.00%, 10/01/30	207	218,737
3.00%, 11/01/30	50	53,145
3.00%, 12/01/30	193	203,961
3.00%, 01/01/31	2,550	2,706,236
3.00%, 02/01/31	1,288	1,367,381
3.00%, 03/01/31	281	299,562
3.00%, 04/01/31	120	127,044

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 06/01/31	$752	$799,705
3.00%, 07/01/31	889	950,466
3.00%, 09/01/31	232	246,927
3.00%, 10/01/31	55	58,640
3.00%, 01/01/32	837	894,228
3.00%, 02/01/32	2,707	2,888,692
3.00%, 03/01/32	245	261,134
3.00%, 06/01/32	836	883,566
3.00%, 08/01/32	496	531,187
3.00%, 11/01/32	774	828,846
3.00%, 12/01/32	1,416	1,505,233
3.00%, 02/01/33	865	926,634
3.00%, 10/01/33	1,094	1,153,234
3.00%, 07/01/34	557	586,221
3.00%, 09/01/34	5,411	5,761,345
3.00%, 11/01/34	741	787,721
3.00%, 12/01/34	6,938	7,304,802
3.00%, 05/18/36(l)	21,870	23,044,941
3.50%, 01/01/27	10	11,174
3.50%, 12/01/29	21	22,326
3.50%, 07/01/30	231	248,530
3.50%, 10/01/30	108	116,808
3.50%, 11/01/30	12	12,932
3.50%, 03/01/31	141	150,999
3.50%, 06/01/31	229	248,290
3.50%, 01/01/32	118	128,352
3.50%, 05/01/32	190	206,879
3.50%, 06/01/32	208	226,678
3.50%, 07/01/32	66	71,196
3.50%, 08/01/32	66	70,954
3.50%, 09/01/32	437	469,068
3.50%, 10/01/32	71	76,353
3.50%, 11/01/32	49	52,774
3.50%, 03/01/33	615	668,798
3.50%, 04/01/33	869	945,473
3.50%, 05/01/33	502	546,194
3.50%, 06/01/33	1,057	1,131,880
3.50%, 02/01/34	6,811	7,407,407
3.50%, 07/01/34	1,737	1,856,885
3.50%, 08/01/34	1,152	1,234,824
3.50%, 01/01/35	698	752,984
3.50%, 05/18/36(l)	5,999	6,415,884
4.00%, 07/01/29	131	139,819
4.00%, 07/01/32	427	455,918
4.00%, 05/01/33	494	527,081
4.00%, 06/01/33	234	250,195
4.00%, 07/01/33	151	161,479
4.00%, 12/01/33	1,212	1,294,953
4.00%, 05/18/36(l)	3,429	3,657,377
4.50%, 05/18/36(l)	112	117,469
5.00%, 05/18/36(l)	178	186,942

		378,890,743

U.S. Government Agency Obligations — 1.8%
Federal Farm Credit Banks Funding Corp.
1.85%, 07/26/24	35	36,519
1.90%, 06/24/21	115	115,293
2.85%, 09/20/21	645	651,773
Federal Home Loan Banks
1.13%, 07/14/21	970	972,115
1.50%, 08/15/24	260	269,233

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
1.88%, 11/29/21	$200	$202,086
2.13%, 06/10/22	600	613,146
2.13%, 06/09/23	300	312,099
2.38%, 09/10/21	600	604,674
2.63%, 12/10/21	650	659,782
2.88%, 12/10/21	275	279,672
3.00%, 12/09/22	3,724	3,892,027
3.38%, 09/08/23	1,105	1,185,588
3.63%, 06/11/21	6,915	6,940,032
Federal Home Loan Mortgage Corp.
0.13%, 07/25/22	615	615,308
0.25%, 08/24/23	10,000	10,003,700
0.25%, 12/04/23	2,470	2,468,666
1.13%, 08/12/21	1,150	1,153,001
2.38%, 01/13/22	3,720	3,781,120
2.75%, 06/19/23	4,195	4,420,817
Federal National Mortgage Association
0.25%, 07/10/23	15,000	15,010,650
0.50%, 06/17/25	13,000	12,915,630
0.63%, 04/22/25	200	199,936
1.25%, 05/06/21	1,700	1,700,170
1.25%, 08/17/21	900	903,105
1.38%, 10/07/21	875	880,031
1.75%, 07/02/24	6,850	7,143,728
1.88%, 04/05/22	1,500	1,524,960
2.00%, 01/05/22	790	800,325
2.00%, 10/05/22	1,800	1,848,114
2.25%, 04/12/22	525	535,820
2.38%, 01/19/23	2,610	2,708,606
2.50%, 02/05/24	705	747,822
2.63%, 01/11/22	410	417,179
2.63%, 09/06/24	2,550	2,736,991
2.88%, 09/12/23	800	849,632

		90,099,350

U.S. Government Obligations — 44.7%
U.S. Treasury Note/Bond
0.13%, 04/30/22(e)	11,000	11,006,016
0.13%, 05/31/22	2,100	2,101,066
0.13%, 06/30/22	10,000	10,003,906
0.13%, 07/31/22	1,000	1,000,352
0.13%, 08/31/22	10,000	10,002,734
0.13%, 09/30/22	26,000	26,003,047
0.13%, 11/30/22	4,000	3,999,844
0.13%, 12/31/22	34,100	34,092,008
0.13%, 01/31/23	2,100	2,099,262
0.13%, 02/28/23	61,700	61,668,668
0.13%, 03/31/23	50,000	49,968,750
0.13%, 05/15/23	4,900	4,894,641
0.13%, 07/15/23	12,000	11,980,313
0.13%, 08/15/23	5,000	4,990,234
0.13%, 09/15/23	50,000	49,886,719
0.13%, 10/15/23	5,000	4,986,719
0.13%, 12/15/23	15,000	14,944,922
0.13%, 01/15/24	26,400	26,290,688
0.25%, 06/15/23	5,000	5,006,641
0.25%, 11/15/23	22,000	22,001,719
0.25%, 03/15/24(e)	28,800	28,752,750
0.25%, 05/31/25	10,000	9,846,094
0.25%, 06/30/25	38,100	37,471,945
0.25%, 07/31/25	40,400	39,683,531

60	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.25%, 08/31/25	$32,500	$31,877,930
0.25%, 09/30/25	19,400	19,010,484
0.25%, 10/31/25	4,700	4,599,023
0.38%, 04/30/25	3,100	3,072,391
0.38%, 11/30/25	61,000	59,951,562
0.38%, 12/31/25	22,200	21,788,953
0.38%, 01/31/26	101,300	99,289,828
0.50%, 03/15/23	12,300	12,378,316
0.50%, 03/31/25	30,800	30,701,344
0.50%, 02/28/26(e)	35,000	34,477,735
0.75%, 03/31/26	15,000	14,941,406
1.13%, 02/28/25	8,000	8,171,250
1.25%, 07/31/23	30,500	31,212,461
1.25%, 08/31/24	3,200	3,287,000
1.38%, 10/15/22	7,900	8,043,496
1.38%, 06/30/23	4,000	4,101,563
1.38%, 08/31/23	41,500	42,615,312
1.38%, 09/30/23	36,300	37,298,250
1.38%, 01/31/25	9,000	9,279,141
1.50%, 08/15/22	5,000	5,090,234
1.50%, 09/15/22	19,700	20,073,223
1.50%, 01/15/23	2,500	2,557,617
1.50%, 02/28/23	32,500	33,294,727
1.50%, 03/31/23	2,000	2,050,938
1.50%, 09/30/24	11,500	11,908,789
1.50%, 10/31/24	15,000	15,535,547
1.50%, 11/30/24	11,330	11,733,631
1.63%, 08/15/22	15,200	15,498,656
1.63%, 08/31/22	2,500	2,550,293
1.63%, 11/15/22	30,100	30,789,008
1.63%, 04/30/23	2,000	2,057,656
1.63%, 05/31/23	11,800	12,152,156
1.63%, 02/15/26	35,000	36,345,312
1.75%, 04/30/22	6,700	6,811,754
1.75%, 05/15/22	24,550	24,973,871
1.75%, 05/31/22	26,600	27,079,008
1.75%, 06/15/22	16,000	16,297,500
1.75%, 06/30/22	5,900	6,013,391
1.75%, 07/15/22	6,500	6,629,238
1.75%, 09/30/22	30,900	31,612,149
1.75%, 01/31/23	18,000	18,501,328
1.75%, 05/15/23	16,000	16,508,750
1.75%, 06/30/24(e)	16,500	17,208,984
1.75%, 12/31/24	19,000	19,850,547
1.88%, 04/30/22	15,250	15,522,832
1.88%, 05/31/22	12,400	12,639,281
1.88%, 07/31/22	8,500	8,688,594
1.88%, 08/31/22	14,200	14,532,258
1.88%, 09/30/22	22,650	23,210,942
1.88%, 10/31/22	4,000	4,104,219
1.88%, 08/31/24	19,800	20,748,234
2.00%, 07/31/22	9,100	9,315,414
2.00%, 10/31/22	13,400	13,774,781
2.00%, 11/30/22	20,900	21,514,754
2.00%, 02/15/23	19,800	20,450,461
2.00%, 04/30/24	34,500	36,203,437
2.00%, 06/30/24	14,000	14,712,031
2.00%, 02/15/25	27,500	29,010,352
2.00%, 08/15/25	7,600	8,029,281
2.13%, 05/15/22	9,900	10,109,215

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.13%, 06/30/22	$20,700	$21,187,582
2.13%, 12/31/22	24,300	25,098,293
2.13%, 11/30/23	700	733,688
2.13%, 02/29/24	22,500	23,654,883
2.13%, 03/31/24	18,000	18,940,781
2.13%, 07/31/24	13,900	14,673,187
2.13%, 09/30/24	15,000	15,853,125
2.13%, 11/30/24	7,800	8,252,766
2.13%, 05/15/25	2,000	2,121,250
2.25%, 12/31/23	8,350	8,787,723
2.25%, 01/31/24	23,000	24,238,047
2.25%, 04/30/24	17,600	18,599,625
2.25%, 10/31/24	7,200	7,644,375
2.25%, 11/15/24	19,600	20,818,875
2.25%, 12/31/24	9,000	9,570,234
2.25%, 11/15/25	10,000	10,677,344
2.38%, 01/31/23	7,000	7,271,250
2.38%, 02/29/24	19,000	20,107,344
2.38%, 08/15/24	23,400	24,904,547
2.50%, 03/31/23	8,000	8,357,500
2.50%, 08/15/23	6,000	6,312,188
2.50%, 01/31/24	16,500	17,499,024
2.50%, 05/15/24	28,000	29,826,563
2.50%, 01/31/25	9,300	9,982,242
2.63%, 02/28/23	5,500	5,747,070
2.63%, 06/30/23	8,750	9,210,059
2.63%, 03/31/25	5,250	5,666,719
2.63%, 01/31/26	13,000	14,114,141
2.75%, 04/30/23	26,100	27,437,625
2.75%, 05/31/23	5,000	5,266,016
2.75%, 07/31/23	16,500	17,439,727
2.75%, 08/31/23	12,000	12,705,000
2.75%, 02/28/25	12,450	13,488,797
2.75%, 06/30/25	14,000	15,214,062
2.75%, 08/31/25	12,000	13,057,500
2.88%, 09/30/23	14,200	15,104,141
2.88%, 10/31/23	4,800	5,113,875
2.88%, 11/30/23	9,900	10,565,930
2.88%, 04/30/25	22,100	24,092,453
2.88%, 05/31/25	35,000	38,193,750
2.88%, 07/31/25	6,000	6,555,937
3.00%, 09/30/25	34,600	38,057,297
3.00%, 10/31/25	8,000	8,805,625
6.88%, 08/15/25	4,300	5,421,359
7.13%, 02/15/23	6,500	7,301,836
7.25%, 08/15/22	1,000	1,090,273
7.50%, 11/15/24	20,000	24,939,063

		2,284,171,098

Total U.S. Government & Agency Obligations — 53.9% (Cost: $2,721,522,798)		2,753,161,191

Common Stocks

Diversified Financial Services — 0.0%
HoldCo.(i)	16	0	(k)

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Shares/ Par (000)		Value

Oil, Gas & Consumable Fuels — 0.0%
Pioneer Energy Services Corp.(i)	0	(n)	$894
SM Energy Co.	5		75,145

			76,039

Total Common Stocks — 0.0% (Cost $73,032)			76,039

Preferred Stocks

Diversified Financial Services — 0.0%
HoldCo. Preference Shares(i)	0	(n)	0	(k)

Total Preferred Stocks — 0.0% (Cost $97)			0	(k)

Warrants

Advertising — 0.0%
Affinion Group Inc. (Expires 12/12/23)(j)	0	(n)	0	(k)

Total Warrants — 0.0% (Cost $0)			0	(k)

Short-Term Investments

Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(m)(o)(p)	116,840		116,898,816
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(o)(p)(q)	92,649		92,649,192

			209,548,008

Total Short-Term Investments — 4.1% (Cost: $209,508,540)			209,548,008

Total Investments Before TBA Sales Commitments — 104.0% (Cost: $5,226,229,247)			5,306,688,175

TBA Sales Commitments

Mortgage-Backed Securities — (0.3)%
Uniform Mortgage-Backed Securities, 2.00%, 05/18/36(l)	$(16,000)		(16,526,875)

Total TBA Sales Commitments — (0.3)% (Proceeds: $(16,515,000))			(16,526,875)

Total Investments, Net of TBA Sales Commitments — 103.7% (Cost: $5,209,714,247)			5,290,161,300

Other Assets, Less Liabilities — (3.7)%			(185,480,223)

Net Assets — 100.0%			$5,104,681,077

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	All or a portion of this security is on loan.
(f)	Perpetual security with no stated maturity date.
(g)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)	Non-income producing security.
(k)	Rounds to less than $1.
(l)	TBA transaction.
(m)	All or a portion of this security has been pledged as collateral in connection with outstanding TBA agreements.
(n)	Rounds to less than 1,000.
(o)	Affiliate of the Fund.
(p)	Annualized 7-day yield as of period-end.
(q)	All or a portion of this security was purchased with cash collateral received from loaned securities.

62	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core 1-5 Year USD Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$158,997,427	$—		$(42,074,466	)(a)	$(13,134)	$(11,011)	$116,898,816	116,840	$129,119	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,795,447	61,853,745	(a)	—		—	—	92,649,192	92,649	97,442		—

						$(13,134)	$(11,011)	$209,548,008		$226,561		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3		Total

Investments
Assets
Asset-Backed Securities	$—	$27,305,136		$—		$27,305,136
Collaterized Mortgage Obligations	—	79,629,459		—		79,629,459
Corporate Bonds & Notes	—	1,897,829,499		0	(a)	1,897,829,499
Foreign Government Obligations	—	335,935,667		—		335,935,667
Municipal Debt Obligations	—	3,203,176		—		3,203,176
U.S. Government & Agency Obligations	—	2,753,161,191		—		2,753,161,191
Common Stocks	75,145	—		894		76,039
Preferred Stocks	—	—		0	(a)	0	(a)
Warrants	—	0	(a)	—		0	(a)
Money Market Funds	209,548,008	—		—		209,548,008

	209,623,153	5,097,064,128		894		5,306,688,175

Liabilities
TBA Sales Commitments	—	(16,526,875)		—		(16,526,875)

	$209,623,153	$5,080,537,253		$894		$5,290,161,300

(a)	Rounds to less than $1.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds & Notes

Australia — 0.4%
APT Pipelines Ltd.
2.00%, 03/22/27(a)	EUR	300	$396,817
3.50%, 03/22/30(a)	GBP	200	306,027
Aurizon Finance Pty Ltd., 3.00%, 03/09/28 (Call 12/09/27)	AUD	100	77,787
Aurizon Network Pty Ltd., 2.00%, 09/18/24(a)	EUR	200	256,650
Ausgrid Finance Pty Ltd., 3.75%, 10/30/24 (Call 08/01/24)(a)	AUD	200	166,803
AusNet Services Holdings Pty Ltd.
0.63%, 08/25/30(a)	EUR	300	364,213
2.60%, 07/31/29	AUD	100	78,535
3.00%, 02/13/24(a)	EUR	200	261,432
Australia & New Zealand Banking Group Ltd.
0.25%, 11/29/22	EUR	300	365,318
0.45%, 11/22/23(a)	EUR	200	245,999
0.75%, 09/29/26(a)	EUR	700	874,883
3.10%, 02/08/24(a)	AUD	300	247,885
BHP Billiton Finance Ltd.
Series 11, 3.25%, 09/25/24(a)	GBP	150	225,604
Series 12, 4.30%, 09/25/42	GBP	300	560,672
Series 17, 1.50%, 04/29/30 (Call 01/29/30)(a)	EUR	200	263,054
Brisbane Airport Corp. Pty Ltd., 4.50%, 12/30/30 (Call 10/01/30)	AUD	300	255,418
Charter Hall Ltd., 2.09%, 03/03/28 (Call 12/03/27)(a)	AUD	100	76,609
Commonwealth Bank of Australia
0.50%, 07/11/22(a)	EUR	400	487,057
0.50%, 07/27/26(a)	EUR	100	124,926
0.88%, 02/19/29(a)	EUR	400	512,279
1.94%, 10/03/29 (Call 10/03/24)(a)(b)	EUR	100	126,081
3.00%, 01/11/24(a)	AUD	200	164,671
3.00%, 09/04/26(a)	GBP	100	153,855
Lendlease Finance Ltd., 3.70%, 03/31/31 (Call 12/31/30)(a)	AUD	100	79,440
Lonsdale Finance Pty Ltd., 2.45%, 11/20/26 (Call 08/20/26)(a)	AUD	200	159,462
Macquarie Bank Ltd., 1.75%, 08/07/24(a)	AUD	400	317,913
Macquarie Group Ltd., 0.63%, 02/03/27(a)	EUR	100	122,475
National Australia Bank Ltd.
0.25%, 05/20/24(a)	EUR	340	415,288
0.30%, 10/31/25(a)	CHF	150	168,450
0.35%, 09/07/22(a)	EUR	360	437,797
0.63%, 08/30/23(a)	EUR	460	565,808
0.75%, 01/30/26(a)	EUR	200	252,023
0.88%, 11/16/22(a)	EUR	200	245,734
1.38%, 06/27/22(a)	GBP	200	280,133
2.25%, 06/06/25(a)	EUR	200	265,994
2.75%, 08/08/22(a)	EUR	50	62,625
2.90%, 02/26/24(a)	AUD	200	164,543
NSW Electricity Networks Finance Pty Ltd., 2.54%, 09/23/30 (Call 06/25/30)	AUD	100	74,020
Optus Finance Pty Ltd., 1.00%, 06/20/29 (Call 03/20/29)(a)	EUR	300	373,895
Origin Energy Finance Ltd., 1.00%, 09/17/29 (Call 06/17/29)(a)	EUR	130	155,082
Pacific National Finance Pty Ltd., 5.25%, 05/19/25	AUD	50	42,814
Qantas Airways Ltd., 2.95%, 11/27/29 (Call 08/27/29)(a)	AUD	200	147,870

Security		Par (000)	Value

Australia (continued)
Scentre Group Trust 1/Scentre Group Trust 2
1.38%, 03/22/23 (Call 12/22/22)(a)	EUR	150	$185,164
1.45%, 03/28/29 (Call 12/28/28)(a)	EUR	100	127,456
Telstra Corp. Ltd.
1.38%, 03/26/29 (Call 12/26/28)(a)	EUR	100	130,020
3.50%, 09/21/22(a)	EUR	428	542,461
4.00%, 09/16/22(a)	AUD	50	40,564
Toyota Finance Australia Ltd., 0.25%, 04/09/24(a)	EUR	200	243,579
Transurban Finance Co. Pty Ltd.
2.00%, 08/28/25 (Call 05/28/25)(a)	EUR	100	129,712
3.00%, 04/08/30 (Call 01/08/30)(a)	EUR	200	284,159
Westfield America Management Ltd., 2.13%, 03/30/25 (Call 01/30/25)(a)	GBP	200	282,753
Westpac Banking Corp.
0.38%, 03/05/23(a)	EUR	200	244,020
0.38%, 04/02/26(a)	EUR	300	371,692
0.50%, 05/17/24(a)	EUR	200	247,164
0.50%, 01/16/25(a)	EUR	200	248,228
1.13%, 09/05/27(a)	EUR	320	407,917
3.25%, 11/16/23	AUD	100	82,601
Woolworths Group Ltd., 2.80%, 05/20/30(a)	AUD	200	155,496

			14,646,927

Austria — 0.3%
Autobahnen- und Schnellstrassen-Finanzierungs-AG
0.25%, 10/18/24(a)	EUR	400	492,913
0.63%, 09/15/22(a)	EUR	100	122,335
BAWAG P.S.K., 0.00%, 09/23/30(a)(c)	EUR	100	119,620
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, 0.63%, 06/19/34(a)	EUR	200	250,508
Erste Group Bank AG
0.00%, 09/11/29(a)(c)	EUR	200	241,107
0.25%, 01/27/31(a)	EUR	400	470,613
0.63%, 04/17/26(a)	EUR	200	251,772
1.00%, 06/10/30 (Call 06/10/25)(a)(b)	EUR	200	242,614
Heta Asset Resolution AG, 2.38%, 12/13/22(a)	EUR	100	125,769
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG, 0.38%, 04/04/23(a)	EUR	200	244,817
Hypo Vorarlberg Bank AG, 0.63%, 07/17/26(a)	EUR	300	377,294
JAB Holdings BV
1.00%, 12/20/27(a)	EUR	200	246,984
1.75%, 05/25/23(a)	EUR	300	376,308
1.75%, 06/25/26(a)	EUR	300	385,748
2.25%, 12/19/39(a)	EUR	100	127,515
Series 11Y, 2.50%, 06/25/29(a)	EUR	100	136,218
OeBB Infrastruktur AG
1.00%, 11/18/24(a)	EUR	550	695,678
3.38%, 05/18/32(a)	EUR	50	80,428
OeBB-Infrastruktur AG
2.25%, 07/04/23(a)	EUR	500	638,303
3.00%, 10/24/33	EUR	100	159,240
Oesterreichische Kontrollbank AG
0.25%, 09/26/24(a)	EUR	200	246,348
0.75%, 03/07/22(a)	GBP	100	139,113
1.13%, 12/15/22	GBP	200	280,856
OMV AG
1.88%, 12/04/28(a)	EUR	200	268,288
2.00%, 04/09/28(a)	EUR	530	713,529
2.88%, (Call 03/19/24)(a)(b)(d)	EUR	300	381,212

64	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Austria (continued)
Raiffeisen Bank International AG, 1.50%, 03/12/30 (Call 03/12/25)(a)(b)	EUR	200	$245,303
Raiffeisenlandesbank Niederoesterreich-Wien AG
0.38%, 09/13/24(a)	EUR	300	370,735
0.63%, 08/28/26	EUR	100	126,002
Raiffeisenlandesbank Oberoesterreich AG, 0.50%, 01/22/35(a)	EUR	200	245,404
Raiffeisen-Landesbank Steiermark AG, 1.38%, 05/11/33(a)	EUR	100	136,080
Raiffeisenlandesbank Vorarlberg Waren-Und Revisionsverband registrierte GenmbH, 0.38%, 11/13/34	EUR	200	240,671
Telekom Finanzmanagement GmbH, 1.50%, 12/07/26 (Call 09/07/26)(a)	EUR	200	258,944
UniCredit Bank Austria AG
0.25%, 06/21/30(a)	EUR	100	122,450
0.63%, 03/20/29(a)	EUR	200	253,443
0.75%, 02/25/25(a)	EUR	300	376,828
UNIQA Insurance Group AG, 6.00%, 07/27/46 (Call 07/27/26)(a)(b)	EUR	100	150,174
Verbund AG, 1.50%, 11/20/24(a)	EUR	200	255,391
Volksbank Wien AG, 0.13%, 11/19/29	EUR	200	242,426

			10,838,981

Belgium — 0.2%
Ageas SA/NV, 1.88%, 11/24/51 (Call 05/24/31)(a)(b)	EUR	100	119,689
Anheuser-Busch InBev Finance Inc., Series MPLE, 4.32%, 05/15/47 (Call 11/15/46)	CAD	100	83,127
Anheuser-Busch InBev SA/NV
1.15%, 01/22/27 (Call 10/22/26)(a)	EUR	600	762,345
1.50%, 04/18/30(a)	EUR	340	444,258
2.13%, 12/02/27 (Call 09/02/27)(a)	EUR	100	134,570
2.25%, 05/24/29(a)	GBP	150	216,237
2.75%, 03/17/36(a)	EUR	270	392,820
2.85%, 05/25/37(a)	GBP	260	387,374
2.88%, 04/02/32 (Call 01/02/32)(a)	EUR	350	512,830
3.70%, 04/02/40 (Call 10/02/39)(a)	EUR	250	404,209
Argenta Spaarbank NV, 1.00%, 01/29/27(a)	EUR	100	122,737
Belfius Bank SA
0.00%, 08/28/26(a)(c)	EUR	200	239,342
0.13%, 09/14/26(a)	EUR	200	245,551
0.38%, 02/13/26(a)	EUR	200	242,286
BNP Paribas Fortis SA, 0.63%, 10/04/25(a)	EUR	100	125,396
Elia Group SA/NV, 1.50%, 09/05/28 (Call 06/05/28)(a)	EUR	200	259,842
Elia Transmission Belgium SA, 0.88%, 04/28/30 (Call 01/28/30)(a)	EUR	100	123,497
Euroclear Bank SA
0.13%, 07/07/25(a)	EUR	200	242,674
0.50%, 07/10/23(a)	EUR	185	226,496
Euroclear Investments SA, 1.50%, 04/11/30(a)	EUR	200	263,569
Flemish Community (The), 0.38%, 10/13/26(a)	EUR	100	123,982
FLUVIUS System Operator CVBA, 1.75%, 12/04/26(a)	EUR	300	394,610
ING Belgium SA
0.00%, 02/20/30(a)(c)	EUR	200	240,469
0.75%, 09/28/26(a)	EUR	400	508,230
KBC Bank NV
0.45%, 01/22/22(a)	EUR	100	121,270
2.00%, 01/31/23(a)	EUR	500	628,696

Security		Par (000)	Value

Belgium (continued)
KBC Group NV
0.38%, 06/16/27 (Call 06/16/26)(a)(b)	EUR	400	$485,642
0.75%, 10/18/23(a)	EUR	300	369,796
0.75%, 01/24/30(a)	EUR	100	123,040
Solvay SA, 2.75%, 12/02/27 (Call 09/02/27)(a)	EUR	200	280,748

			8,825,332

Bermuda — 0.0%
PartnerRe Ireland Finance DAC, 1.25%, 09/15/26(a)	EUR	100	127,004

Canada — 1.5%
407 International Inc.
1.80%, 05/22/25 (Call 04/22/25)(e)	CAD	200	166,609
2.43%, 05/04/27 (Call 02/04/27)	CAD	200	168,467
2.47%, 09/08/22 (Call 08/08/22)	CAD	300	248,750
2.84%, 03/07/50 (Call 09/07/49)	CAD	200	145,419
3.67%, 03/08/49 (Call 09/08/48)	CAD	200	169,758
3.83%, 05/11/46 (Call 11/11/45)	CAD	200	173,720
3.98%, 09/11/52 (Call 06/11/52)	CAD	25	22,280
Aeroports de Montreal, Series I, 5.47%, 04/16/40	CAD	150	158,191
AIMCo Realty Investors LP, Series 4, 2.71%, 06/01/29 (Call 03/01/29)	CAD	200	167,475
Alberta Powerline LP, 4.07%, 12/01/53	CAD	198	172,056
Alectra Inc., Series A, 2.49%, 05/17/27 (Call 02/17/27)	CAD	150	127,118
Algonquin Power Co., 4.60%, 01/29/29 (Call 10/29/28)	CAD	100	93,651
Alimentation Couche-Tard Inc., 3.06%, 07/26/24 (Call 05/26/24)	CAD	150	128,719
Allied Properties Real Estate Investment Trust, 3.13%, 05/15/28 (Call 03/15/28)	CAD	200	166,784
AltaGas Ltd.
2.16%, 06/10/25 (Call 05/10/25)	CAD	200	165,929
3.98%, 10/04/27 (Call 07/04/27)	CAD	150	133,678
AltaLink LP
3.67%, 11/06/23	CAD	200	174,429
3.72%, 12/03/46 (Call 06/03/46)	CAD	50	43,288
3.99%, 06/30/42	CAD	200	179,704
4.09%, 06/30/45 (Call 12/30/44)(a)	CAD	100	91,336
Bank of Montreal
0.20%, 01/26/23(a)	EUR	650	791,719
0.25%, 01/10/24(a)	EUR	100	122,540
0.75%, 09/21/22(a)	EUR	150	183,659
2.08%, 06/17/30 (Call 06/17/25)(b)	CAD	200	165,539
2.27%, 07/11/22	CAD	350	290,763
2.28%, 07/29/24	CAD	200	168,655
2.57%, 06/01/27 (Call 06/01/22)(a)(b)	CAD	200	165,905
2.70%, 09/11/24	CAD	200	171,707
2.70%, 12/09/26	CAD	50	43,166
2.85%, 03/06/24	CAD	500	427,581
2.89%, 06/20/23	CAD	400	340,189
3.19%, 03/01/28	CAD	500	441,444
Bank of Nova Scotia (The)
0.00%, 01/14/27(a)(c)	EUR	300	364,740
0.25%, 09/28/22(a)	EUR	300	364,921
0.25%, 01/11/24(a)	EUR	150	183,864
0.38%, 03/10/23(a)	EUR	150	183,419
0.38%, 10/23/23(a)	EUR	300	368,420
0.50%, 04/30/24(a)	EUR	226	276,904
1.25%, 06/08/22(a)	GBP	200	279,663

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
1.83%, 04/27/22	CAD	300	$247,352
1.90%, 12/02/21	CAD	100	82,053
2.16%, 02/03/25	CAD	200	168,044
2.29%, 06/28/24	CAD	350	296,390
2.84%, 07/03/29 (Call 07/03/24)(b)	CAD	800	680,930
2.98%, 04/17/23	CAD	300	254,793
3.10%, 02/02/28	CAD	400	351,201
BCI QuadReal Realty, 1.75%, 07/24/30 (Call 04/24/30)	CAD	200	153,925
bcIMC Realty Corp., 3.00%, 03/31/27 (Call 12/31/26)	CAD	100	86,573
Bell Canada
3.00%, 03/17/31 (Call 12/17/30)	CAD	100	82,016
4.05%, 03/17/51 (Call 09/17/50)	CAD	200	161,593
Bell Canada Inc.
2.50%, 05/14/30 (Call 02/14/30)	CAD	200	159,086
2.70%, 02/27/24 (Call 12/27/23)	CAD	200	169,423
2.75%, 01/29/25 (Call 12/29/24)	CAD	300	255,583
2.90%, 09/10/29 (Call 06/10/29)	CAD	200	166,204
3.50%, 09/30/50 (Call 03/30/50)	CAD	200	146,617
3.55%, 03/02/26 (Call 12/02/25)	CAD	100	87,827
3.60%, 09/29/27 (Call 06/29/27)	CAD	200	176,010
3.80%, 08/21/28 (Call 05/21/28)	CAD	100	88,929
4.35%, 12/18/45 (Call 06/18/45)(a)	CAD	200	169,433
Series M-26, 3.35%, 03/22/23 (Call 12/22/22)	CAD	100	84,564
British Columbia Ferry Services Inc., Series 19-1, 2.79%, 10/15/49 (Call 04/15/49)	CAD	100	74,268
Brookfield Asset Management Inc.
4.54%, 03/31/23	CAD	150	130,092
4.82%, 01/28/26 (Call 10/28/25)	CAD	200	184,108
Brookfield Infrastructure Finance ULC
3.41%, 10/09/29 (Call 07/09/29)	CAD	200	170,163
4.19%, 09/11/28 (Call 06/11/28)	CAD	100	90,054
Brookfield Property Finance ULC, 3.93%, 08/24/25 (Call 07/24/25)	CAD	200	168,938
Brookfield Renewable Partners ULC
3.75%, 06/02/25 (Call 03/02/25)	CAD	200	176,069
4.25%, 01/15/29 (Call 10/15/28)	CAD	200	184,277
Bruce Power LP
3.97%, 06/23/26 (Call 03/23/26)	CAD	200	178,946
4.01%, 06/21/29 (Call 03/21/29)	CAD	100	89,939
4.13%, 06/21/33 (Call 03/21/33)	CAD	100	89,084
Canadian Imperial Bank of Commerce
0.00%, 07/25/22(a)(c)	EUR	300	363,343
0.04%, 07/09/27(a)	EUR	200	243,346
0.38%, 05/03/24(a)	EUR	300	366,098
0.75%, 03/22/23(a)	EUR	340	417,715
2.00%, 04/17/25	CAD	200	166,958
2.04%, 03/21/22	CAD	100	82,496
2.35%, 08/28/24	CAD	700	591,131
2.47%, 12/05/22	CAD	200	167,610
2.95%, 06/19/29 (Call 06/19/24)(b)	CAD	200	170,730
2.97%, 07/11/23	CAD	200	170,491
3.30%, 05/26/25	CAD	200	176,218
3.45%, 04/04/28 (Call 04/04/23)(b)	CAD	500	425,833
Canadian National Railway Co.
3.05%, 02/08/50 (Call 08/08/49)	CAD	200	149,026
3.20%, 07/31/28 (Call 04/30/28)	CAD	500	438,140
Canadian Natural Resources Ltd. 2.50%, 01/17/28 (Call 11/17/27)	CAD	200	163,305

Security		Par (000)	Value

Canada (continued)
3.42%, 12/01/26 (Call 09/01/26)	CAD	100	$86,414
Canadian Pacific Railway Co., 3.15%, 03/13/29 (Call 12/13/28)	CAD	100	86,625
Canadian Tire Corp. Ltd., 3.17%, 07/06/23 (Call 06/06/23)	CAD	200	169,938
Canadian Western Bank, 2.60%, 09/06/24 (Call 08/06/24)	CAD	400	338,566
Capital Power Corp., 4.42%, 02/08/30 (Call 11/08/29)	CAD	100	89,718
Cenovus Energy Inc.
3.55%, 03/12/25 (Call 12/12/24)	CAD	200	171,162
3.60%, 03/10/27 (Call 12/10/26)	CAD	200	170,366
Central 1 Credit Union, 1.32%, 01/29/26	CAD	200	160,187
Choice Properties Real Estate Investment Trust, Series J, 3.55%, 01/10/25 (Call 11/10/24)	CAD	600	522,525
CI Financial Corp., 3.22%, 07/22/24 (Call 06/22/24)	CAD	100	84,550
CPPIB Capital Inc.
0.38%, 06/20/24(a)	EUR	750	925,927
1.50%, 03/04/33(a)	EUR	500	681,248
CU Inc.
2.96%, 09/07/49 (Call 03/07/49)	CAD	200	149,503
3.55%, 11/22/47 (Call 05/22/47)	CAD	200	166,414
3.96%, 07/27/45 (Call 01/27/45)	CAD	25	22,133
4.54%, 10/24/41	CAD	200	189,940
4.72%, 09/09/43 (Call 03/09/43)	CAD	100	97,595
5.18%, 11/21/35	CAD	100	100,897
Enbridge Gas Inc.
2.90%, 04/01/30 (Call 01/01/30)	CAD	400	339,821
3.51%, 11/29/47 (Call 05/29/47)	CAD	200	164,965
4.00%, 08/22/44 (Call 02/22/44)(a)	CAD	50	44,401
4.88%, 06/21/41 (Call 12/21/40)	CAD	150	147,502
Enbridge Inc.
2.99%, 10/03/29 (Call 07/03/29)	CAD	400	332,694
3.95%, 11/19/24 (Call 08/19/24)	CAD	400	352,541
4.24%, 08/27/42	CAD	100	80,670
Enbridge Pipelines Inc.
3.45%, 09/29/25 (Call 06/29/25)	CAD	150	131,694
3.52%, 02/22/29 (Call 11/22/28)	CAD	400	351,387
4.33%, 02/22/49 (Call 08/22/48)	CAD	100	84,305
5.33%, 04/06/40	CAD	50	47,156
EPCOR Utilities Inc.
3.11%, 07/08/49 (Call 01/08/49)	CAD	100	76,964
3.55%, 11/27/47 (Call 05/27/47)	CAD	100	83,535
Fairfax Financial Holdings Ltd.
2.75%, 03/29/28 (Call 12/29/27)(a)	EUR	100	130,707
4.23%, 06/14/29 (Call 03/14/29)	CAD	100	86,008
Federation des Caisses Desjardins du Quebec
0.05%, 11/26/27(a)	EUR	200	243,122
0.38%, 05/30/23(a)	EUR	300	367,435
2.09%, 01/17/22	CAD	200	164,630
2.86%, 05/26/30 (Call 05/26/25)(b)	CAD	200	170,133
Finning International Inc., 2.63%, 08/14/26 (Call 06/14/26)	CAD	200	165,823
First Capital REIT Trust
Series R, 4.79%, 08/30/24	CAD	200	178,389
Series V, 3.46%, 01/22/27 (Call 11/22/26)	CAD	100	84,850
Fortis Inc./Canada, 2.85%, 12/12/23 (Call 10/12/23)	CAD	50	42,580
FortisAlberta Inc., 3.73%, 09/18/48 (Call 03/18/48)	CAD	100	85,966
FortisBC Energy Inc.
2.82%, 08/09/49 (Call 02/09/49)	CAD	100	73,393

66	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
3.67%, 04/09/46 (Call 10/08/45)	CAD	200	$171,115
Granite REIT Holdings LP, Series 3, 3.87%, 11/30/23 (Call 09/30/23)	CAD	50	43,436
Greater Toronto Airports Authority, 3.26%, 06/01/37 (Call 12/01/36)	CAD	350	287,201
Great-West Lifeco Inc.
2.50%, 04/18/23(a)	EUR	100	126,637
2.98%, 07/08/50 (Call 01/08/50)	CAD	100	73,191
3.34%, 02/28/28 (Call 11/28/27)	CAD	200	176,643
H&R Real Estate Investment Trust
2.91%, 06/02/26 (Call 05/02/26)	CAD	200	163,829
4.07%, 06/16/25 (Call 05/16/25)	CAD	100	86,475
Holding d’Infrastructures de Transport SASU, 1.63%, 09/18/29 (Call 06/18/29)(a)	EUR	200	251,599
Honda Canada Finance Inc., 3.18%, 08/28/23	CAD	200	171,091
HSBC Bank Canada
2.17%, 06/29/22	CAD	150	124,186
2.54%, 01/31/23	CAD	200	167,591
2.91%, 09/29/21	CAD	100	82,136
3.25%, 09/15/23	CAD	300	257,117
Hydro One Inc.
2.77%, 02/24/26 (Call 11/26/25)	CAD	150	128,994
2.97%, 06/26/25 (Call 04/26/25)	CAD	150	130,325
3.64%, 04/05/50 (Call 10/05/49)	CAD	300	255,485
3.72%, 11/18/47 (Call 05/18/47)	CAD	50	43,233
3.91%, 02/23/46 (Call 08/23/45)	CAD	200	176,763
4.59%, 10/09/43 (Call 04/09/43)	CAD	200	193,251
6.93%, 06/01/32	CAD	130	147,167
iA Financial Corp. Inc., 2.40%, 02/21/30 (Call 02/21/25)(b)	CAD	200	167,743
IGM Financial Inc., 4.12%, 12/09/47 (Call 06/09/47)	CAD	200	172,873
Intact Financial Corp., 2.85%, 06/07/27 (Call 03/07/27)(a)	CAD	200	170,722
Inter Pipeline Ltd.
3.17%, 03/24/25 (Call 12/24/24)	CAD	200	170,982
3.48%, 12/16/26 (Call 09/16/26)	CAD	100	85,879
Keyera Corp., 3.93%, 06/21/28 (Call 03/21/28)	CAD	200	175,329
Laurentian Bank of Canada, 3.45%, 06/27/23	CAD	200	171,075
Liberty Utilities Canada LP, 3.32%, 02/14/50 (Call 08/14/49)	CAD	100	73,667
Loblaw Companies Ltd.
2.28%, 05/07/30 (Call 02/07/30)	CAD	200	157,799
4.49%, 12/11/28 (Call 09/11/28)	CAD	150	139,909
Lower Mattagami Energy LP, 3.42%, 06/20/24	CAD	300	262,635
Magna International Inc., 1.90%, 11/24/23 (Call 08/24/23)	EUR	300	378,702
Manufacturers life Insurance Co. (The), 3.18%, 11/22/27 (Call 11/22/22)(a)(b)	CAD	50	42,152
Manulife Financial Corp.
2.82%, 05/13/35 (Call 05/13/30)(b)	CAD	200	164,134
3.05%, 08/20/29 (Call 08/20/24)(b)	CAD	50	42,963
3.32%, 05/09/28 (Call 05/09/23)(b)	CAD	500	425,687
Metro Inc., 3.39%, 12/06/27 (Call 09/06/27)	CAD	150	131,746
Metro Inc./CN, 4.27%, 12/04/47 (Call 06/04/47)	CAD	100	85,555
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 1.25%, 05/26/41 (Call 11/26/30)(a)(b)	EUR	100	120,991
National Bank of Canada
0.00%, 09/29/23(a)(c)	EUR	100	121,651
0.38%, 01/15/24(a)	EUR	300	368,904

Security		Par (000)	Value

Canada (continued)
1.57%, 08/18/26 (Call 08/18/25)(b)	CAD	200	$163,082
2.11%, 03/18/22	CAD	100	82,534
2.55%, 07/12/24	CAD	300	255,019
NAV Canada
2.06%, 05/29/30 (Call 02/28/30)	CAD	200	160,241
3.21%, 09/29/50 (Call 03/29/50)	CAD	100	80,342
North West Redwater Partnership/NWR Financing Co. Ltd.
4.05%, 07/22/44 (Call 01/24/44)(a)	CAD	150	124,543
Series G, 4.75%, 06/01/37 (Call 12/01/36)(a)	CAD	50	46,198
Series J, 2.80%, 06/01/27 (Call 03/01/27)	CAD	200	168,425
Series K, 3.65%, 06/01/35 (Call 12/01/34)	CAD	200	166,183
Nouvelle Autoroute 30 Financement Inc., Series C, 3.75%, 03/31/33	CAD	147	126,977
Nova Scotia Power Inc.
3.31%, 04/25/50 (Call 10/25/49)	CAD	150	116,677
4.50%, 07/20/43 (Call 01/20/43)	CAD	100	93,082
OMERS Realty Corp.
1.30%, 09/22/23	CAD	200	164,450
3.63%, 06/05/30 (Call 03/05/30)	CAD	200	179,303
Ontario Power Generation Inc.
2.98%, 09/13/29 (Call 06/13/29)	CAD	300	257,105
3.65%, 09/13/50 (Call 03/13/50)	CAD	100	82,561
4.25%, 01/18/49 (Call 07/18/48)	CAD	100	91,045
Pembina Pipeline Corp.
2.99%, 01/22/24 (Call 11/22/23)	CAD	200	169,989
3.31%, 02/01/30 (Call 11/01/29)	CAD	400	337,074
3.62%, 04/03/29 (Call 01/03/29)(a)	CAD	250	216,347
4.02%, 03/27/28 (Call 12/27/27)(a)	CAD	200	178,369
4.75%, 04/30/43 (Call 10/30/42)	CAD	100	84,171
4.81%, 03/25/44 (Call 09/25/43)(a)	CAD	25	21,232
Series 11, 4.75%, 03/26/48 (Call 09/26/47)	CAD	150	126,767
Power Corp. of Canada, 4.46%, 07/27/48 (Call 01/27/48)	CAD	100	91,875
Reliance LP
2.67%, 08/01/28 (Call 06/01/28)	CAD	100	81,687
3.75%, 03/15/26 (Call 01/15/26)	CAD	200	174,962
RioCan Real Estate Investment Trust, 2.58%, 02/12/25 (Call 01/12/25)	CAD	400	334,560
Rogers Communications Inc.
3.25%, 05/01/29 (Call 02/01/29)	CAD	300	253,330
6.11%, 08/25/40 (Call 02/25/40)	CAD	25	25,173
6.56%, 03/22/41 (Call 09/22/40)	CAD	200	211,808
Royal Bank of Canada
0.05%, 06/19/26(a)	EUR	200	244,147
0.13%, 03/25/25(a)	EUR	200	245,178
0.25%, 01/29/24(a)	EUR	500	613,083
0.25%, 05/02/24(a)	EUR	600	730,485
0.63%, 09/10/25(a)	EUR	200	250,578
1.13%, 12/15/25(a)	GBP	400	556,661
1.58%, 09/13/21	CAD	150	122,514
1.67%, 01/28/33 (Call 01/28/28)(b)	CAD	200	156,817
1.94%, 05/01/25	CAD	150	124,943
1.97%, 03/02/22(a)	CAD	500	411,925
2.09%, 06/30/30 (Call 06/30/25)(b)	CAD	200	165,596
2.33%, 12/05/23	CAD	150	126,705
2.33%, 01/28/27	CAD	200	167,856
2.61%, 11/01/24	CAD	500	426,260
2.95%, 05/01/23	CAD	400	339,802
3.30%, 09/26/23	CAD	300	257,795

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
Saputo Inc.
1.42%, 06/19/26 (Call 05/19/26)	CAD	200	$159,133
2.83%, 11/21/23 (Call 09/21/23)	CAD	100	84,720
Shaw Communications Inc.
2.90%, 12/09/30 (Call 09/09/30)	CAD	200	160,868
4.40%, 11/02/28 (Call 08/02/28)	CAD	350	319,037
6.75%, 11/09/39	CAD	50	53,323
Sienna Senior Living Inc., Series A, 3.11%, 11/04/24 (Call 10/04/24)	CAD	200	167,161
SmartCentres Real Estate Investment Trust, 3.53%, 12/20/29 (Call 09/20/29)	CAD	200	168,355
Sun Life Financial Inc.
2.38%, 08/13/29 (Call 08/13/24)(b)	CAD	400	337,087
3.05%, 09/19/28 (Call 09/19/23)(b)	CAD	50	42,587
5.40%, 05/29/42 (Call 05/29/37)(b)	CAD	100	100,671
Suncor Energy Inc.
3.00%, 09/14/26 (Call 06/14/26)	CAD	150	128,577
3.10%, 05/24/29 (Call 02/24/29)	CAD	100	84,231
3.95%, 03/04/51 (Call 09/04/50)	CAD	100	77,327
5.00%, 04/09/30 (Call 01/09/30)	CAD	200	188,960
TELUS Corp.
2.35%, 03/28/22 (Call 02/28/22)	CAD	300	247,374
3.15%, 02/19/30 (Call 11/19/29)	CAD	100	84,494
3.30%, 05/02/29 (Call 02/02/29)	CAD	300	257,700
3.35%, 04/01/24 (Call 01/02/24)	CAD	150	129,168
3.75%, 01/17/25 (Call 10/17/24)	CAD	200	175,955
3.75%, 03/10/26 (Call 12/10/25)	CAD	150	133,041
4.75%, 01/17/45 (Call 07/17/44)	CAD	100	88,354
4.85%, 04/05/44 (Call 10/05/43)	CAD	100	89,371
5.15%, 11/26/43 (Call 05/26/43)	CAD	100	92,654
Teranet Holdings LP, 6.10%, 06/17/41	CAD	100	96,757
Thomson Reuters Corp., 2.24%, 05/14/25 (Call 04/14/25)	CAD	200	167,524
Toronto Hydro Corp.
2.52%, 08/25/26 (Call 05/25/26)	CAD	200	170,629
3.55%, 07/28/45 (Call 01/28/45)	CAD	200	169,065
Toronto-Dominion Bank (The)
0.00%, 02/09/24(a)(c)	EUR	400	487,028
0.25%, 04/27/22(a)	EUR	100	121,266
0.25%, 03/26/24(a)	EUR	300	368,146
0.38%, 04/27/23(a)	EUR	300	367,196
0.63%, 07/20/23(a)	EUR	503	618,227
0.63%, 06/06/25(a)	EUR	200	250,111
1.13%, 12/09/25	CAD	600	480,278
1.89%, 03/08/28	CAD	200	161,691
1.91%, 07/18/23	CAD	250	208,511
2.50%, 12/02/24	CAD	200	170,067
3.01%, 05/30/23	CAD	200	170,271
3.06%, 01/26/32 (Call 01/26/27)(b)	CAD	200	172,076
3.11%, 04/22/30 (Call 04/22/25)(b)	CAD	200	172,336
3.23%, 07/24/24	CAD	650	566,396
3.59%, 09/14/28 (Call 09/14/23)(b)	CAD	200	172,344
4.86%, 03/04/31 (Call 03/04/26)(b)	CAD	200	185,690
Series 28, 0.10%, 07/19/27(a)	EUR	400	488,314
Toyota Credit Canada Inc.
2.31%, 10/23/24(a)	CAD	200	169,098
2.35%, 07/18/22	CAD	100	83,073
3.04%, 07/12/23	CAD	200	170,483
TransCanada PipeLines Ltd.
3.00%, 09/18/29 (Call 06/18/29)(a)	CAD	400	334,069

Security		Par (000)	Value

Canada (continued)
3.30%, 07/17/25 (Call 04/17/25)(a)	CAD	300	$260,584
3.39%, 03/15/28 (Call 12/15/27)	CAD	150	130,212
4.18%, 07/03/48 (Call 01/03/48)(a)	CAD	200	160,803
4.35%, 06/06/46 (Call 12/06/45)	CAD	250	206,391
Vancouver Airport Authority, 1.76%, 09/20/30 (Call 06/20/30)	CAD	200	153,742
Westcoast Energy Inc.
3.77%, 12/08/25 (Call 09/08/25)	CAD	100	88,589
4.79%, 10/28/41	CAD	200	179,798

			53,738,394

China — 0.1%
Bank of China Ltd./Frankfurt, 0.25%, 04/17/22(a)	EUR	200	241,263
Bright Food Singapore Holdings Pte Ltd., 1.75%, 07/22/25(a)	EUR	300	371,469
CGNPC International Ltd., 2.00%, 09/11/25(a)	EUR	200	254,803
China Construction Bank Corp./Luxembourg, 0.05%, 10/22/22(a)	EUR	650	784,410
Prosus NV, 1.54%, 08/03/28 (Call 05/03/28)(a)	EUR	200	249,384
State Grid Overseas Investment 2016 Ltd., 1.38%, 05/02/25(a)	EUR	305	383,839
Three Gorges Finance II Cayman Islands Ltd., 1.30%, 06/21/24(a)	EUR	155	190,834

			2,476,002

Czech Republic — 0.0%
CEZ AS
0.88%, 12/02/26 (Call 09/02/26)(a)	EUR	200	246,076
4.88%, 04/16/25(a)	EUR	51	73,076
CPI Property Group SA
1.63%, 04/23/27 (Call 01/23/27)(a)	EUR	200	246,839
2.75%, 01/22/28 (Call 10/22/27)(a)	GBP	100	140,651
EP Infrastructure AS, 1.66%, 04/26/24 (Call 01/26/24)(a)	EUR	430	535,673

			1,242,315

Denmark — 0.2%
AP Moller - Maersk A/S, 1.75%, 03/16/26 (Call 12/16/25)(a)	EUR	200	258,829
Carlsberg Breweries A/S, 0.50%, 09/06/23 (Call 06/06/23)(a)	EUR	380	464,109
Danmarks Skibskredit AS, 0.13%, 03/20/25(a)	EUR	300	364,040
Danske Bank A/S
0.13%, 02/14/22(a)	EUR	100	120,994
0.50%, 08/27/25 (Call 08/27/24)(a)(b)	EUR	550	668,664
0.75%, 11/22/27(a)	EUR	200	254,334
0.88%, 05/22/23(a)	EUR	400	490,866
1.38%, 02/12/30 (Call 02/12/25)(a)(b)	EUR	200	245,272
3.75%, 06/23/22(a)	EUR	200	252,495
DLR Kredit A/S, Series B, 1.00%, 10/01/22(a)	DKK	1,500	247,526
ISS Global AS
1.50%, 08/31/27 (Call 05/31/27)(a)	EUR	200	247,655
2.13%, 12/02/24 (Call 09/02/24)(a)	EUR	300	382,664
Jyske Realkredit A/S
0.25%, 07/01/23(a)	EUR	300	366,756
0.50%, 10/01/26(a)	EUR	100	124,984
Jyske Realkredit AS, 0.38%, 04/01/25(a)	EUR	300	371,140
Nordea Kredit Realkreditaktieselskab
Series C2, 3.00%, 10/01/44	DKK	62	10,841
Series CT2, 1.00%, 10/01/22(a)	DKK	1,500	247,655
Nykredit Realkredit A/S, 0.75%, 01/20/27	EUR	400	489,749

68	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Denmark (continued)
Orsted A/S
1.50%, 11/26/29 (Call 08/26/29)(a)	EUR	380	$500,695
2.13%, 05/17/27 (Call 02/17/27)(a)	GBP	450	652,605
5.75%, 04/09/40(a)	GBP	50	108,200

			6,870,073

Finland — 0.2%
Citycon Treasury BV, 2.38%, 01/15/27 (Call 10/15/26)(a)	EUR	227	285,095
Danske Mortgage Bank PLC, 0.00%, 01/14/28(a)(c)	EUR	200	243,177
Fortum OYJ, 1.63%, 02/27/26 (Call 11/27/25)(a)	EUR	300	385,289
Nordea Bank Abp
0.38%, 05/28/26(a)	EUR	540	663,859
0.88%, 06/26/23(a)	EUR	250	307,941
1.00%, 02/22/23(a)	EUR	221	272,457
Nordea Kiinnitysluottopankki OYJ
0.13%, 06/18/27(a)	EUR	350	430,835
0.25%, 02/28/23(a)	EUR	400	488,497
0.25%, 11/21/23(a)	EUR	200	245,414
0.25%, 03/18/26(a)	EUR	500	618,801
1.38%, 02/28/33(a)	EUR	100	136,508
Series FI43, 1.00%, 11/05/24(a)	EUR	150	189,938
OP Corporate Bank PLC
0.13%, 07/01/24(a)	EUR	400	486,104
0.38%, 10/11/22(a)	EUR	100	121,655
0.38%, 08/29/23(a)	EUR	350	427,886
0.50%, 08/12/25(a)	EUR	700	863,035
OP Mortgage Bank
0.25%, 03/13/24(a)	EUR	100	122,964
0.63%, 09/01/25(a)	EUR	490	615,928
0.63%, 02/15/29(a)	EUR	700	889,579
Sampo Oyj
2.25%, 09/27/30 (Call 06/27/30)(a)	EUR	100	140,647
2.50%, 09/03/52 (Call 06/03/32)(a)(b)	EUR	100	127,000
Sampo OYJ, 3.38%, 05/23/49 (Call 05/23/29)(a)(b)	EUR	110	150,954
Stora Enso OYJ, 2.50%, 03/21/28 (Call 12/21/27)(a)	EUR	100	136,169

			8,349,732

France — 3.5%
Aeroports de Paris
2.13%, 10/11/38 (Call 07/11/38)(a)	EUR	100	137,911
2.75%, 04/02/30 (Call 01/02/30)(a)	EUR	500	710,910
3.13%, 06/11/24(a)	EUR	200	266,201
Air Liquide Finance SA
0.63%, 06/20/30 (Call 03/20/30)(a)	EUR	300	372,162
1.88%, 06/05/24(a)	EUR	200	256,628
Airbus Finance BV, 0.88%, 05/13/26 (Call 02/13/26)(a)	EUR	200	249,928
Airbus SE
1.63%, 06/09/30 (Call 03/09/30)(a)	EUR	300	390,956
2.38%, 04/07/32 (Call 01/07/32)(a)	EUR	380	527,831
ALD SA, 1.25%, 10/11/22(a)	EUR	100	123,058
Alstom SA, 0.00%, 01/11/29 (Call 10/11/28)(a)(c)	EUR	200	233,190
Altarea SCA, 1.88%, 01/17/28 (Call 10/17/27)(a)	EUR	200	248,503
APRR SA
1.25%, 01/06/27 (Call 10/06/26)(a)	EUR	200	256,970
1.25%, 01/14/27 (Call 10/14/26)(a)	EUR	100	128,037
1.63%, 01/13/32 (Call 10/13/31)(a)	EUR	100	135,772
1.88%, 01/15/25 (Call 10/15/24)(a)	EUR	400	515,611
Arkea Home Loans SFH SA 0.75%, 10/05/27(a)	EUR	200	254,835

Security		Par (000)	Value

France (continued)
2.38%, 07/11/23(a)	EUR	100	$127,998
Arkea Public Sector SCF SA, 0.13%, 01/15/30(a)	EUR	200	242,715
Arkema SA
0.75%, 12/03/29 (Call 09/03/29)(a)	EUR	100	124,525
1.50%, (Call 10/21/25)(a)(b)(d)	EUR	100	120,379
1.50%, 04/20/27 (Call 01/20/27)(a)	EUR	200	259,720
Atos SE, 1.75%, 05/07/25 (Call 02/07/25)(a)	EUR	300	380,981
Autoroutes du Sud de la France SA
1.13%, 04/20/26 (Call 01/20/26)(a)	EUR	500	636,593
1.38%, 06/27/28 (Call 03/27/28)(a)	EUR	200	260,782
1.38%, 02/21/31 (Call 11/21/30)(a)	EUR	300	393,624
5.63%, 07/04/22	EUR	300	386,160
AXA Bank Europe SCF
0.13%, 03/14/22(a)	EUR	100	121,077
0.50%, 04/18/25(a)	EUR	400	497,872
1.38%, 04/18/33(a)	EUR	300	408,565
AXA Home Loan SFH SA, 0.00%, 10/16/29(a)(c)	EUR	300	360,829
AXA SA
3.25%, 05/28/49 (Call 05/28/29)(a)(b)	EUR	350	484,015
3.94%, (Call 11/07/24)(a)(b)(d)	EUR	468	625,468
5.45%, (Call 03/04/26)(a)(b)(d)	GBP	200	320,587
6.69%, (Call 07/06/26)(b)(d)	GBP	50	84,815
Banque Federative du Credit Mutuel SA
0.50%, 11/16/22(a)	EUR	800	976,195
0.75%, 06/08/26(a)	EUR	500	621,275
0.75%, 01/17/30(a)	EUR	500	605,692
1.25%, 01/14/25(a)	EUR	300	378,756
1.25%, 12/05/25(a)	GBP	300	418,933
1.63%, 01/19/26(a)	EUR	100	129,406
1.63%, 11/15/27(a)	EUR	200	254,861
1.75%, 03/15/29(a)	EUR	300	393,018
1.88%, 11/04/26(a)	EUR	100	128,905
2.25%, 12/18/23(a)	GBP	100	144,222
2.38%, 03/24/26(a)	EUR	500	655,968
BNP Paribas Cardif SA, 4.03%, (Call 11/25/25)(a)(b)(d)	EUR	200	273,263
BNP Paribas Home Loan SFH SA, 0.38%, 07/22/24(a)	EUR	200	246,976
BNP Paribas SA
0.50%, 02/19/28 (Call 02/19/27)(a)(b)	EUR	700	843,005
0.50%, 01/19/30 (Call 01/19/29)(a)(b)	EUR	300	355,008
0.75%, 11/11/22(a)	EUR	350	428,813
1.13%, 10/10/23(a)	EUR	350	434,766
1.13%, 11/22/23(a)	EUR	200	248,756
1.13%, 04/17/29 (Call 04/17/28)(a)(b)	EUR	500	622,575
1.13%, 01/15/32 (Call 01/15/27)(a)(b)	EUR	300	363,946
1.38%, 05/28/29(a)	EUR	200	255,109
1.50%, 11/17/25(a)	EUR	200	255,239
1.88%, 12/14/27(a)	GBP	100	140,669
2.13%, 01/23/27 (Call 01/23/26)(a)(b)	EUR	500	651,797
2.38%, 05/20/24(a)	EUR	550	714,011
2.63%, 10/14/27 (Call 10/14/22)(a)(b)	EUR	250	311,712
2.75%, 01/27/26(a)	EUR	200	266,343
2.88%, 10/01/26(a)	EUR	180	242,885
3.38%, 01/23/26(a)	GBP	200	301,990
Bouygues SA, 1.38%, 06/07/27 (Call 03/07/27)(a)	EUR	100	130,536
BPCE SA
0.25%, 01/15/26(a)	EUR	200	242,725
0.38%, 10/05/23(a)	EUR	200	244,627
0.50%, 02/24/27(a)	EUR	300	363,556

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
0.63%, 09/26/23(a)	EUR	300	$369,204
0.63%, 09/26/24(a)	EUR	200	245,633
0.63%, 04/28/25(a)	EUR	400	493,760
1.00%, 07/15/24(a)	EUR	1,000	1,248,160
1.13%, 12/14/22(a)	EUR	400	493,197
1.13%, 01/18/23(a)	EUR	200	246,095
2.75%, 11/30/27 (Call 11/30/22)(a)(b)	EUR	300	376,232
3.00%, 07/19/24(a)	EUR	100	132,642
5.25%, 04/16/29(a)	GBP	300	509,317
BPCE SFH SA
0.00%, 03/23/28(a)(c)	EUR	100	121,491
0.00%, 05/27/30(a)(c)	EUR	200	239,770
0.38%, 02/10/23(a)	EUR	400	489,075
0.38%, 02/21/24(a)	EUR	400	492,725
0.50%, 01/23/35(a)	EUR	300	368,500
0.63%, 09/22/27(a)	EUR	200	253,012
0.75%, 09/02/25(a)	EUR	400	504,382
0.88%, 04/13/28(a)	EUR	300	386,268
1.00%, 06/08/29(a)	EUR	200	260,818
1.75%, 06/27/24(a)	EUR	200	257,368
Caisse de Refinancement de l’Habitat SA
0.00%, 02/07/28(a)(c)	EUR	400	485,911
0.00%, 10/08/29(a)(c)	EUR	500	601,858
0.13%, 04/30/27(a)	EUR	300	368,081
3.60%, 03/08/24	EUR	300	403,216
Caisse Nationale de Reassurance Mutuelle Agricole Groupama
3.38%, 09/24/28(a)	EUR	200	272,032
6.00%, 01/23/27	EUR	400	607,750
Capgemini SE
0.63%, 06/23/25 (Call 03/23/25)(a)	EUR	200	246,844
1.13%, 06/23/30 (Call 03/23/30)(a)	EUR	200	252,244
2.00%, 04/15/29 (Call 01/15/29)(a)	EUR	200	269,617
2.38%, 04/15/32 (Call 01/15/32)(a)	EUR	100	140,834
Carmila SA
1.63%, 04/01/29 (Call 01/01/29)(a)	EUR	100	119,427
2.38%, 09/18/23 (Call 06/18/23)(a)	EUR	200	253,920
Carrefour SA
1.00%, 05/17/27 (Call 02/17/27)(a)	EUR	100	125,594
1.25%, 06/03/25 (Call 03/03/25)(a)	EUR	200	252,124
1.75%, 07/15/22 (Call 04/15/22)(a)	EUR	400	490,669
1.75%, 05/04/26 (Call 02/04/26)(a)	EUR	100	129,713
Cie de Financement Foncier SA
0.00%, 09/25/30(a)(c)	EUR	200	238,913
0.25%, 04/11/23(a)	EUR	300	366,402
Cie. de Financement Foncier SA
0.23%, 09/14/26(a)	EUR	400	493,823
0.38%, 12/11/24(a)	EUR	300	371,133
0.63%, 02/10/23(a)	EUR	300	368,388
0.75%, 05/29/26(a)	EUR	600	760,084
0.75%, 01/11/28(a)	EUR	200	255,107
0.88%, 09/11/28(a)	EUR	400	515,558
1.25%, 11/15/32(a)	EUR	400	537,246
2.00%, 05/07/24(a)	EUR	500	646,326
2.25%, 10/13/21(a)	CHF	400	444,366
4.00%, 10/24/25(a)	EUR	400	575,493
Cie. de Saint-Gobain
0.63%, 03/15/24(a)	EUR	700	861,443
1.88%, 03/15/31(a)	EUR	200	271,580
4.63%, 10/09/29(a)	GBP	100	169,344

Security		Par (000)	Value

France (continued)
Cie. Generale des Etablissements Michelin SCA
1.75%, 09/03/30 (Call 06/03/30)(a)	EUR	100	$136,193
2.50%, 09/03/38 (Call 06/03/38)(a)	EUR	200	303,918
CNP Assurances
2.75%, 02/05/29	EUR	500	683,758
4.00%, (Call 11/18/24)(a)(b)(d)	EUR	200	267,244
Coentreprise de Transport d’Electricite SA
0.88%, 09/29/24 (Call 06/29/24)(a)	EUR	200	247,665
1.50%, 07/29/28 (Call 04/29/28)(a)	EUR	600	780,676
Covivio, 1.50%, 06/21/27 (Call 03/21/27)(a)	EUR	300	384,708
Credit Agricole Assurances SA
2.00%, 07/17/30(a)	EUR	200	252,083
4.25%, (Call 01/13/25)(a)(b)(d)	EUR	100	134,391
4.75%, 09/27/48 (Call 09/27/28)(a)(b)	EUR	200	296,135
Credit Agricole Home Loan SFH SA
0.00%, 11/03/31(a)(c)	EUR	300	355,401
0.38%, 10/21/21(a)	EUR	150	181,345
0.38%, 09/30/24(a)	EUR	300	370,916
0.50%, 04/03/25(a)	EUR	400	498,022
0.63%, 11/28/22(a)	EUR	700	857,861
0.75%, 05/05/27(a)	EUR	100	127,297
1.00%, 01/16/29	EUR	400	520,884
1.38%, 02/03/32(a)	EUR	200	271,587
1.50%, 02/03/37(a)	EUR	400	560,171
1.50%, 09/28/38(a)	EUR	100	141,178
Credit Agricole Public Sector SCF SA
0.00%, 09/13/28(c)	EUR	200	241,877
0.63%, 03/29/29	EUR	200	252,834
1.88%, 06/07/23(a)	EUR	200	252,774
Credit Agricole SA
0.88%, 01/14/32(a)	EUR	100	121,325
1.00%, 04/22/26 (Call 04/22/25)(a)(b)	EUR	700	870,299
2.00%, 03/25/29(a)	EUR	600	777,910
2.63%, 03/17/27(a)	EUR	200	267,662
Series 2, 0.84%, 06/09/27(a)	JPY	100,000	916,591
Credit Agricole SA/London
0.75%, 12/01/22(a)	EUR	700	858,847
1.38%, 05/03/27(a)	EUR	400	516,199
2.38%, 05/20/24(a)	EUR	800	1,039,457
Credit Mutuel Arkea SA
1.13%, 05/23/29(a)	EUR	200	254,329
1.25%, 06/11/29 (Call 06/11/28)(a)(b)	EUR	200	250,655
1.38%, 01/17/25(a)	EUR	200	253,530
1.88%, 10/25/29 (Call 10/25/24)(a)(b)	EUR	200	251,729
3.38%, 03/11/31(a)	EUR	100	145,594
Credit Mutuel Home Loan SFH SA
0.13%, 01/28/30(a)	EUR	100	121,337
0.38%, 09/12/22(a)	EUR	400	487,414
0.75%, 09/15/27(a)	EUR	300	382,447
1.00%, 04/30/28(a)	EUR	200	259,520
1.00%, 01/30/29(a)	EUR	400	520,571
1.75%, 06/19/24(a)	EUR	600	772,088
Danone SA
0.71%, 11/03/24 (Call 08/03/24)(a)	EUR	700	867,830
1.25%, 05/30/24 (Call 02/29/24)(a)	EUR	300	376,698
Dassault Systemes SE, 0.13%, 09/16/26 (Call 06/16/26)(a)	EUR	300	362,826
Dexia Credit Local SA
0.00%, 01/22/27(a)(c)	EUR	800	970,012
0.25%, 06/02/22(a)	EUR	150	182,135

70	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
0.63%, 02/03/24(a)	EUR	600	$743,558
1.25%, 11/26/24(a)	EUR	700	890,245
1.63%, 12/08/23(a)	GBP	100	142,956
2.13%, 02/12/25(a)	GBP	100	146,548
Edenred, 1.38%, 03/10/25 (Call 12/10/24)(a)	EUR	600	758,423
Electricite de France SA
2.00%, 12/09/49 (Call 06/09/49)(a)	EUR	200	256,607
2.75%, 03/10/23(a)	EUR	600	762,713
2.88%, (Call 12/15/26)(a)(b)(d)	EUR	200	250,992
4.00%, (Call 07/04/24)(a)(b)(d)	EUR	400	518,838
4.50%, 11/12/40(a)	EUR	350	654,844
5.13%, 09/22/50(a)	GBP	300	629,108
5.38%, (Call 01/29/25)(a)(b)(d)	EUR	200	272,629
5.50%, 03/27/37(a)	GBP	200	390,781
5.50%, 10/17/41(a)	GBP	200	406,036
5.88%, 07/18/31	GBP	274	510,871
6.00%, (Call 01/29/26)(a)(b)(d)	GBP	400	620,251
6.13%, 06/02/34(a)	GBP	400	798,515
ELO SACA, 2.38%, 04/25/25 (Call 01/25/25)(a)	EUR	600	780,264
Engie SA
0.88%, 03/27/24 (Call 12/27/23)(a)	EUR	400	495,744
0.88%, 09/19/25 (Call 06/19/25)(a)	EUR	700	874,554
1.25%, 10/24/41 (Call 07/24/41)(a)	EUR	200	248,250
1.38%, 06/22/28 (Call 03/22/28)(a)	EUR	400	517,311
1.38%, 02/28/29 (Call 11/28/28)(a)	EUR	400	519,825
1.38%, 06/21/39 (Call 03/21/39)(a)	EUR	200	255,742
1.50%, 03/13/35 (Call 12/13/34)(a)	EUR	200	261,176
5.00%, 10/01/60(a)	GBP	100	228,416
7.00%, 10/30/28	GBP	100	192,004
Series NC10, 3.88%, (Call 06/02/24)(a)(b)(d)	EUR	300	396,774
EssilorLuxottica SA
0.38%, 01/05/26 (Call 10/01/25)(a)	EUR	200	245,996
0.38%, 11/27/27 (Call 08/27/27)(a)	EUR	500	612,608
2.38%, 04/09/24 (Call 01/09/24)(a)	EUR	100	128,938
Eutelsat SA, 2.25%, 07/13/27 (Call 04/13/27)(a)	EUR	100	132,112
Gecina SA
1.38%, 01/26/28 (Call 10/26/27)(a)	EUR	300	388,615
1.63%, 05/29/34 (Call 02/28/34)(a)	EUR	100	132,691
GELF Bond Issuer I SA, 1.13%, 07/18/29 (Call 04/18/29)(a)	EUR	200	247,321
Holding d’Infrastructures de Transport SASU, 0.63%, 03/27/23 (Call 12/27/22)(a)	EUR	300	364,852
HSBC Continental Europe SA, 0.25%, 05/17/24(a)	EUR	500	609,947
HSBC SFH France SA, 0.50%, 04/17/25(a)	EUR	200	248,835
ICADE, 1.13%, 11/17/25 (Call 08/17/25)(a)	EUR	300	378,128
Icade Sante SAS, 0.88%, 11/04/29
(Call 08/04/29)(a)	EUR	200	243,021
Imerys SA, 1.50%, 01/15/27 (Call 10/15/26)(a)	EUR	200	252,694
Indigo Group SAS, 1.63%, 04/19/28 (Call 01/19/28)(a)	EUR	200	251,825
JCDecaux SA, 2.00%, 10/24/24 (Call 07/24/24)(a)	EUR	100	127,652
Kering SA, 0.75%, 05/13/28 (Call 02/13/28)(a)	EUR	200	249,817
Klepierre SA
0.63%, 07/01/30 (Call 04/01/30)(a)	EUR	400	479,825
1.00%, 04/17/23 (Call 01/17/23)(a)	EUR	300	368,572
La Banque Postale Home Loan SFH SA
0.00%, 10/22/29(a)(c)	EUR	200	240,683
0.50%, 01/18/23(a)	EUR	550	673,524
0.63%, 06/23/27(a)	EUR	250	315,964
1.00%, 10/04/28(a)	EUR	200	259,975

Security		Par (000)	Value

France (continued)
La Banque Postale SA
0.88%, 01/26/31 (Call 10/26/25)(a)(b)	EUR	100	$120,966
2.00%, 07/13/28(a)	EUR	200	266,593
2.75%, 11/19/27 (Call 11/19/22)(a)(b)	EUR	200	250,812
3.00%, 06/09/28(a)	EUR	100	140,310
La Mondiale SAM, 2.13%, 06/23/31 (Call 03/23/31)(a)	EUR	100	125,559
La Poste SA
0.38%, 09/17/27(a)	EUR	300	365,770
1.00%, 09/17/34(a)	EUR	300	370,641
1.13%, 06/04/25(a)	EUR	200	252,143
1.38%, 04/21/32(a)	EUR	300	388,673
Legrand SA
0.63%, 06/24/28 (Call 03/24/28)(a)	EUR	300	373,029
1.00%, 03/06/26 (Call 12/06/25)(a)	EUR	200	251,869
LVMH Moet Hennessy Louis Vuitton SE
0.13%, 02/11/28 (Call 11/11/27)(a)	EUR	500	605,602
0.75%, 05/26/24 (Call 02/26/24)(a)	EUR	945	1,170,467
1.13%, 02/11/27 (Call 11/11/26)(a)	GBP	100	138,347
MMS USA Investments Inc.
0.63%, 06/13/25 (Call 03/13/25)(a)	EUR	400	490,284
1.75%, 06/13/31 (Call 03/13/31)(a)	EUR	300	388,467
Orange SA
0.88%, 02/03/27 (Call 11/03/26)(a)	EUR	300	377,084
1.38%, 03/20/28 (Call 12/20/27)(a)	EUR	700	909,171
1.50%, 09/09/27 (Call 06/09/27)(a)	EUR	200	260,928
2.38%, (Call 01/15/25)(a)(b)(d)	EUR	300	380,558
3.25%, 01/15/32 (Call 10/15/31)(a)	GBP	400	627,246
5.00%, (Call 10/01/26)(a)(b)(d)	EUR	100	144,456
5.38%, 11/22/50(a)	GBP	50	111,668
8.13%, 11/20/28(a)	GBP	50	101,591
8.13%, 01/28/33	EUR	510	1,124,458
Pernod Ricard SA
0.50%, 10/24/27 (Call 07/24/27)(a)	EUR	100	123,137
1.75%, 04/08/30 (Call 01/08/30)(a)	EUR	200	269,379
1.88%, 09/28/23 (Call 06/28/23)(a)	EUR	300	377,409
PSA Banque France SA
0.63%, 10/10/22(a)	EUR	400	487,264
0.63%, 06/21/24 (Call 03/21/24)(a)	EUR	300	367,691
RCI Banque SA
0.50%, 09/15/23 (Call 06/15/23)(a)	EUR	213	259,086
0.75%, 09/26/22 (Call 06/26/22)(a)	EUR	299	363,852
0.75%, 04/10/23 (Call 01/10/23)(a)	EUR	30	36,610
1.00%, 05/17/23 (Call 02/17/23)(a)	EUR	170	208,289
1.13%, 01/15/27 (Call 10/15/26)(a)	EUR	100	123,810
1.63%, 04/11/25 (Call 01/11/25)(a)	EUR	100	125,991
1.75%, 04/10/26 (Call 01/10/26)(a)	EUR	320	407,632
Regie Autonome des Transports Parisiens, 0.88%, 05/25/27(a)	EUR	400	508,596
RTE Reseau de Transport d’Electricite SADIR
0.00%, 09/09/27 (Call 06/09/27)(a)(c)	EUR	200	237,820
1.13%, 09/09/49 (Call 06/09/49)(a)	EUR	300	346,557
1.63%, 11/27/25 (Call 08/27/25)(a)	EUR	300	387,460
2.13%, 09/27/38 (Call 06/27/38)(a)	EUR	200	285,512
Sanofi
1.25%, 03/21/34 (Call 12/21/33)(a)	EUR	100	132,719
1.75%, 09/10/26 (Call 06/10/26)(a)	EUR	500	660,104
Series 12FX, 1.38%, 03/21/30 (Call 12/21/29)(a)	EUR	400	529,739
Series 5, 0.50%, 03/21/23 (Call 12/21/22)(a)	EUR	500	610,682
Series 8, 1.00%, 03/21/26 (Call 12/21/25)(a)	EUR	600	760,351

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
Schneider Electric SE
0.25%, 09/09/24 (Call 06/09/24)(a)	EUR	400	$488,603
0.88%, 03/11/25 (Call 12/11/24)(a)	EUR	200	250,323
1.50%, 09/08/23 (Call 06/08/23)(a)	EUR	300	374,885
SCOR SE, 3.00%, 06/08/46 (Call 06/08/26)(a)(b)	EUR	200	268,931
SNCF Reseau
0.75%, 05/25/36(a)	EUR	400	488,921
0.88%, 01/22/29(a)	EUR	300	381,768
1.00%, 11/09/31(a)	EUR	300	384,278
1.13%, 05/19/27(a)	EUR	400	516,517
1.13%, 05/25/30(a)	EUR	1,000	1,296,011
1.88%, 03/30/34(a)	EUR	200	280,134
2.25%, 12/20/47(a)	EUR	200	301,037
4.25%, 10/07/26(a)	EUR	200	298,367
4.50%, 01/30/24(a)	EUR	700	955,846
4.83%, 03/25/60	GBP	50	119,844
5.25%, 12/07/28(a)	GBP	150	269,092
Societe Generale SA
0.50%, 06/12/29 (Call 06/12/28)(a)(b)	EUR	300	353,184
0.75%, 05/26/23(a)	EUR	200	246,021
0.75%, 01/25/27(a)	EUR	500	608,111
0.88%, 07/01/26(a)	EUR	100	123,125
1.00%, 04/01/22(a)	EUR	200	243,702
1.38%, 02/23/28 (Call 02/23/23)(a)(b)	EUR	500	612,006
1.88%, 10/03/24(a)	GBP	100	141,799
2.13%, 09/27/28(a)	EUR	600	793,879
2.63%, 02/27/25(a)	EUR	600	782,605
Societe Generale SCF SA
4.13%, 02/15/22(a)	EUR	100	124,834
4.25%, 02/03/23(a)	EUR	100	130,523
Societe Generale SFH SA
0.00%, 02/11/30(a)(c)	EUR	200	240,524
0.25%, 01/23/24(a)	EUR	100	122,736
0.50%, 01/30/25(a)	EUR	300	373,256
0.50%, 01/28/26(a)	EUR	400	500,188
0.75%, 10/18/27(a)	EUR	200	255,181
Societe National SNCF SA
1.50%, 02/02/29(a)	EUR	300	395,387
4.63%, 02/02/24(a)	EUR	50	68,497
Sodexo SA
0.50%, 01/17/24 (Call 10/17/23)(a)	EUR	200	244,822
2.50%, 06/24/26 (Call 03/24/26)(a)	EUR	150	203,585
Suez
1.25%, 05/19/28 (Call 02/19/28)(a)	EUR	300	385,744
1.75%, 09/10/25 (Call 06/10/25)(a)	EUR	400	517,220
2.88%, (Call 01/19/24)(a)(b)(d)	EUR	200	252,196
Suez SA, 1.25%, 05/14/35 (Call 02/14/35)(a)	EUR	300	376,514
TDF Infrastructure SAS, 2.50%, 04/07/26 (Call 01/07/26)(a)	EUR	300	392,714
Teleperformance, 1.88%, 07/02/25 (Call 04/02/25)(a)	EUR	100	128,569
Terega SA, 2.20%, 08/05/25 (Call 05/05/25)(a)	EUR	200	261,966
Terega SASU, 0.63%, 02/27/28 (Call 11/27/27)(a)	EUR	100	120,007
Thales SA
0.25%, 01/29/27 (Call 10/29/26)(a)	EUR	100	120,695
0.75%, 06/07/23 (Call 03/07/23)(a)	EUR	300	367,886
Total Capital International SA
0.25%, 07/12/23(a)	EUR	300	365,784
0.75%, 07/12/28(a)	EUR	600	752,233
1.41%, 09/03/31 (Call 06/03/31)(a)	GBP	100	134,940

Security		Par (000)	Value

France (continued)
1.66%, 07/22/26 (Call 04/22/26)(a)	GBP	600	$854,772
1.99%, 04/08/32 (Call 01/08/32)(a)	EUR	800	1,111,088
2.50%, 03/25/26(a)	EUR	200	271,543
TOTAL SE
2.00%, (Call 06/04/30)(a)(b)(d)	EUR	200	242,551
2.71%, (Call 05/05/23)(a)(b)(d)	EUR	200	249,788
3.37%, (Call 10/06/26)(a)(b)(d)	EUR	240	320,007
3.88%, (Call 05/18/22)(a)(b)(d)	EUR	400	499,322
Unibail-Rodamco-Westfield SE
0.88%, 03/29/32 (Call 12/29/31)(a)	EUR	200	232,945
1.50%, 02/22/28(a)	EUR	450	575,648
1.75%, 02/27/34 (Call 11/27/33)(a)	EUR	300	380,533
2.50%, 06/04/26(a)	EUR	600	806,505
Veolia Environnement SA
0.31%, 10/04/23 (Call 07/04/23)(a)	EUR	200	243,505
0.89%, 01/14/24 (Call 10/14/23)(a)	EUR	400	493,775
1.50%, 11/30/26 (Call 08/30/26)(a)	EUR	100	129,398
6.13%, 11/25/33	EUR	465	910,343
6.13%, 10/29/37	GBP	50	106,643
Vinci SA
1.63%, 01/18/29 (Call 10/18/28)(a)	EUR	400	528,651
2.75%, 09/15/34 (Call 06/15/34)(a)	GBP	100	154,229
Vivendi SA, 0.63%, 06/11/25 (Call 03/11/25)(a)	EUR	400	490,279
Vivendi SE, 1.13%, 11/24/23 (Call 08/24/23)(a)	EUR	400	495,840
Wendel SA, 1.00%, 04/20/23 (Call 01/20/23)(a)	EUR	200	245,238
Wendel SE, 1.38%, 04/26/26 (Call 01/26/26)(a)	EUR	200	253,453
Worldline SA/France, 0.88%, 06/30/27 (Call 03/30/27)(a)	EUR	100	124,439

			127,578,795

Germany — 3.5%
Aareal Bank AG
0.00%, 07/04/22(a)(c)	EUR	200	242,313
0.13%, 02/01/23(a)	EUR	400	487,067
Allianz Finance II BV
0.50%, 01/14/31 (Call 10/14/30)(a)	EUR	400	486,725
0.88%, 01/15/26 (Call 10/15/25)(a)	EUR	300	377,601
1.38%, 04/21/31 (Call 01/21/31)(a)	EUR	100	132,384
Allianz SE
1.30%, 09/25/49 (Call 09/25/29)(a)(b)	EUR	400	487,284
2.24%, 07/07/45 (Call 07/07/25)(a)(b)	EUR	500	646,410
3.10%, 07/06/47 (Call 07/06/27)(a)(b)	EUR	100	137,747
3.38%, (Call 09/18/24)(a)(b)(d)	EUR	100	131,596
alstria office REIT-AG, 2.13%, 04/12/23 (Call 01/12/23)(a)	EUR	200	249,206
Aroundtown SA
1.45%, 07/09/28 (Call 04/09/28)(a)	EUR	200	251,931
1.50%, 05/28/26 (Call 02/28/26)(a)	EUR	200	253,660
1.63%, 01/31/28 (Call 10/31/27)(a)	EUR	200	254,717
2.00%, 11/02/26 (Call 08/02/26)(a)	EUR	300	389,453
3.63%, 04/10/31 (Call 01/10/31)(a)	GBP	250	380,336
BASF SE
0.88%, 10/06/23(a)	GBP	300	419,357
0.88%, 10/06/31 (Call 07/06/31)(a)	EUR	160	203,899
Series 10Y, 2.00%, 12/05/22(a)	EUR	580	724,393
Series 7Y, 0.88%, 05/22/25(a)	EUR	574	721,080
Bayer AG
0.63%, 07/12/31 (Call 04/12/31)(a)	EUR	200	230,542
1.38%, 07/06/32 (Call 04/06/32)(a)	EUR	200	245,621
2.38%, 11/12/79 (Call 02/12/25)(a)(b)	EUR	700	855,022

72	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
Bayer Capital Corp. BV
1.25%, 11/13/23 (Call 08/13/23)(a)	EUR	850	$1,056,249
2.13%, 12/15/29 (Call 09/15/29)(a)	EUR	400	536,211
Bayerische Landesbank
0.35%, 12/01/22(a)	EUR	360	439,530
0.75%, 01/20/26(a)	EUR	180	227,902
1.75%, 04/08/24(a)	EUR	300	384,907
Bayerische Landesbodenkreditanstalt, 0.63%, 11/23/26	EUR	100	126,146
Berlin Hyp AG
0.00%, 02/17/27(a)(c)	EUR	300	366,499
0.25%, 05/30/23(a)	EUR	500	611,633
0.50%, 11/05/29(a)	EUR	500	613,829
Series 200, 0.38%, 02/21/25(a)	EUR	500	619,879
Bertelsmann SE & Co. KGaA
1.25%, 09/29/25 (Call 06/29/25)(a)	EUR	500	636,202
1.75%, 10/14/24 (Call 07/14/24)(a)	EUR	100	127,959
BMW Canada Inc., Series V, 2.41%, 11/27/23	CAD	200	168,691
BMW Finance NV
0.00%, 01/11/26(a)(c)	EUR	300	361,317
0.13%, 07/13/22(a)	EUR	190	229,991
0.38%, 07/10/23(a)	EUR	688	839,229
0.38%, 01/14/27(a)	EUR	200	245,091
0.63%, 10/06/23(a)	EUR	140	171,957
0.75%, 07/13/26(a)	EUR	355	443,721
0.88%, 04/03/25(a)	EUR	200	250,118
0.88%, 01/14/32(a)	EUR	100	126,144
1.00%, 01/21/25(a)	EUR	50	62,675
1.50%, 02/06/29(a)	EUR	350	462,334
BMW International Investment BV, 1.88%, 09/11/23(a)	GBP	261	372,039
Commerzbank AG
0.05%, 07/11/24(a)	EUR	100	122,246
0.13%, 02/23/23(a)	EUR	700	852,510
0.50%, 08/28/23(a)	EUR	412	503,678
0.50%, 06/09/26	EUR	470	588,593
0.63%, 08/28/24(a)	EUR	700	861,181
0.88%, 01/22/27(a)	EUR	200	243,781
0.88%, 04/18/28(a)	EUR	450	579,500
1.13%, 09/19/25(a)	EUR	200	248,611
Continental AG, 2.50%, 08/27/26 (Call 05/27/26)	EUR	200	267,414
Covestro AG, 0.88%, 02/03/26 (Call 11/03/25)(a)	EUR	200	248,611
Daimler AG
0.38%, 11/08/26(a)	EUR	425	518,378
0.75%, 02/08/30(a)	EUR	225	275,275
0.75%, 03/11/33(a)	EUR	300	360,938
1.00%, 11/15/27(a)	EUR	200	251,601
1.13%, 08/08/34(a)	EUR	280	343,070
1.50%, 07/03/29(a)	EUR	150	196,030
2.00%, 08/22/26(a)	EUR	350	463,530
2.00%, 02/27/31(a)	EUR	510	694,652
Daimler Canada Finance Inc., 3.30%, 08/16/22	CAD	150	126,012
Daimler International Finance BV
0.25%, 05/11/22(a)	EUR	500	605,493
0.63%, 02/27/23(a)	EUR	300	366,853
0.85%, 02/28/25(a)	EUR	500	622,810
1.63%, 11/11/24(a)	GBP	200	283,401
DekaBank Deutsche Girozentrale, 0.30%, 11/20/26(a)	EUR	200	244,906

Security		Par (000)	Value

Germany (continued)
Deutsche Apotheker-und Aerztebank eG, 0.50%, 02/14/25	EUR	400	$498,002
Deutsche Bahn Finance GMBH
0.50%, 04/09/27(a)	EUR	300	372,202
0.63%, 09/26/28(a)	EUR	150	189,161
0.88%, 07/11/31(a)	EUR	120	151,828
0.95%, (Call 01/22/25)(a)(b)(d)	EUR	200	242,014
1.00%, 12/17/27 (Call 09/17/27)	EUR	150	192,128
1.13%, 12/18/28(a)	EUR	562	727,276
1.38%, 07/07/25 (Call 04/07/25)(a)	GBP	100	142,351
1.38%, 04/16/40(a)	EUR	300	388,695
1.63%, 08/16/33 (Call 05/16/33)(a)	EUR	450	610,610
3.50%, 09/27/24(a)	AUD	100	83,963
Series CB, 1.60%, (Call 07/18/29)(a)(b)(d)	EUR	200	244,545
Deutsche Bank AG
0.13%, 01/21/30(a)	EUR	100	121,250
0.25%, 05/15/23(a)	EUR	250	305,557
0.25%, 03/08/24(a)	EUR	122	149,818
0.25%, 08/31/28(a)	EUR	222	273,628
0.63%, 12/19/23(a)	CHF	100	111,245
0.75%, 03/21/22(a)	CHF	150	165,726
1.13%, 08/30/23(a)	EUR	370	458,314
1.13%, 03/17/25(a)	EUR	200	248,414
1.38%, 02/17/32 (Call 02/17/31)(a)(b)	EUR	400	481,443
1.63%, 01/20/27(a)	EUR	400	503,944
1.75%, 01/17/28(a)	EUR	100	126,729
2.63%, 02/12/26(a)	EUR	100	131,602
3.88%, 02/12/24(a)	GBP	300	445,595
Deutsche Boerse AG, 1.63%, 10/08/25(a)	EUR	120	155,875
Deutsche Hypothekenbank AG
0.13%, 11/23/23(a)	EUR	500	611,175
0.25%, 02/22/23	EUR	300	366,124
0.25%, 05/17/24	EUR	100	122,927
Deutsche Kreditbank AG
0.00%, 11/07/29(a)(c)	EUR	320	385,008
0.75%, 09/26/24(a)	EUR	500	617,868
Deutsche Pfandbriefbank AG
0.05%, 09/05/22(a)	EUR	200	242,595
0.10%, 01/21/28	EUR	300	366,503
0.25%, 03/15/23	EUR	100	122,081
0.50%, 01/19/23(a)	EUR	100	122,487
0.63%, 08/30/27	EUR	100	126,437
Deutsche Post AG
1.00%, 05/20/32 (Call 02/20/32)(a)	EUR	200	255,254
1.63%, 12/05/28 (Call 09/05/28)(a)	EUR	100	132,972
2.88%, 12/11/24(a)	EUR	434	579,730
Deutsche Telekom AG
1.75%, 03/25/31(a)	EUR	100	135,153
1.75%, 12/09/49(a)	EUR	300	371,248
Deutsche Telekom International Finance BV
0.63%, 04/03/23(a)	EUR	560	685,601
0.63%, 12/13/24(a)	EUR	900	1,112,542
1.38%, 01/30/27(a)	EUR	200	258,552
1.50%, 04/03/28(a)	EUR	455	596,395
2.25%, 04/13/29(a)	GBP	261	378,652
2.50%, 10/10/25(a)	GBP	200	296,551
DZ HYP AG
0.00%, 01/15/27(a)(c)	EUR	300	366,420
0.05%, 12/06/24	EUR	100	122,423
0.13%, 03/01/24(a)	EUR	500	612,198

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
0.38%, 11/10/34(a)	EUR	100	$121,183
0.50%, 07/29/22(a)	EUR	200	243,916
0.50%, 11/13/25(a)	EUR	300	375,232
0.75%, 02/02/26(a)	EUR	200	253,205
0.75%, 06/30/27(a)	EUR	250	318,766
0.88%, 01/18/30(a)	EUR	500	647,024
0.88%, 04/17/34(a)	EUR	200	258,422
E.ON International Finance BV
0.75%, 11/30/22 (Call 08/30/22)(a)	EUR	500	610,013
1.50%, 07/31/29 (Call 04/30/29)(a)	EUR	150	196,065
1.63%, 05/30/26 (Call 02/28/26)(a)	EUR	258	333,948
5.53%, 02/21/23	EUR	250	331,842
5.88%, 10/30/37(a)	GBP	350	707,728
6.13%, 07/06/39(a)	GBP	50	106,180
6.25%, 06/03/30(a)	GBP	260	486,388
6.38%, 06/07/32	GBP	190	371,395
E.ON SE
0.25%, 10/24/26 (Call 07/24/26)(a)	EUR	400	485,261
0.38%, 09/29/27 (Call 06/29/27)(a)	EUR	200	243,873
0.75%, 02/20/28 (Call 11/20/27)(a)	EUR	200	248,669
1.63%, 05/22/29 (Call 02/22/29)(a)	EUR	190	250,906
EnBW Energie Baden-Wuerttemberg AG, 1.63%, 08/05/79 (Call 05/05/27)(a)(b)	EUR	300	366,084
EnBW International Finance BV
1.88%, 10/31/33 (Call 07/31/33)(a)	EUR	436	605,532
6.13%, 07/07/39	EUR	30	66,684
Eurogrid GmbH, 1.11%, 05/15/32 (Call 02/15/32)(a)	EUR	200	251,938
Evonik Finance BV, 0.75%, 09/07/28 (Call 06/07/28)(a)	EUR	270	337,777
FMS Wertmanagement, 1.00%, 09/07/22(a)	GBP	800	1,119,614
Fresenius Finance Ireland PLC, 0.88%, 01/31/22 (Call 10/31/21)(a)	EUR	100	121,077
Fresenius SE & Co. KGaA
0.75%, 01/15/28 (Call 10/15/27)(a)	EUR	550	672,432
2.88%, 02/15/29 (Call 11/15/28)(a)	EUR	270	379,302
Grand City Properties SA, 1.38%, 08/03/26 (Call 05/03/26)(a)	EUR	400	509,019
Hamburg Commercial Bank AG
0.38%, 07/12/23(a)	EUR	300	367,839
0.50%, 05/23/22(a)	EUR	100	121,064
0.75%, 06/22/22(a)	EUR	100	122,080
Hamburger Sparkasse AG, 0.38%, 05/23/24(a)	EUR	300	370,085
Hannover Finance Luxembourg SA, 5.00%, 06/30/43 (Call 06/30/23)(b)	EUR	100	132,969
Hannover Rueck SE
1.13%, 04/18/28 (Call 01/18/28)(a)	EUR	300	386,824
1.75%, 10/08/40 (Call 07/08/30)(a)(b)	EUR	100	126,034
HeidelbergCement AG
1.50%, 02/07/25 (Call 11/07/24)(a)	EUR	481	608,720
2.25%, 03/30/23 (Call 12/30/22)(a)	EUR	240	300,674
HeidelbergCement Finance Luxembourg SA
1.13%, 12/01/27 (Call 09/01/27)(a)	EUR	320	403,317
1.50%, 06/14/27 (Call 03/14/27)(a)	EUR	10	12,856
Infineon Technologies AG, 1.63%, 06/24/29 (Call 03/24/29)(a)	EUR	300	386,254
ING-DiBa AG
0.25%, 11/16/26(a)	EUR	300	371,378
1.25%, 10/09/33(a)	EUR	200	270,140
KfW
0.00%, 06/30/22(a)(c)	EUR	2,500	3,031,890

Security		Par (000)	Value

Germany (continued)
0.00%, 06/30/23(a)(c)	EUR	1,500	$1,830,022
0.00%, 09/15/23(c)	EUR	200	244,196
0.00%, 04/02/24(a)(c)	EUR	500	611,982
0.00%, 07/04/24(a)(c)	EUR	800	979,681
0.00%, 02/18/25(a)(c)	EUR	500	613,143
0.00%, 09/30/26(a)(c)	EUR	400	490,890
0.00%, 05/05/27(a)(c)	EUR	950	1,164,812
0.05%, 09/29/34(a)	EUR	300	351,848
0.13%, 02/24/23	EUR	1,250	1,525,410
0.13%, 11/07/23	EUR	1,100	1,348,386
0.13%, 01/15/24	EUR	400	490,784
0.13%, 10/04/24	EUR	500	615,425
0.38%, 03/15/23	EUR	300	367,991
0.38%, 04/23/25	EUR	600	747,047
0.38%, 03/09/26	EUR	1,370	1,713,640
0.63%, 07/04/22	EUR	200	244,352
0.63%, 01/15/25	EUR	500	627,282
0.63%, 02/22/27	EUR	800	1,016,402
0.63%, 01/07/28	EUR	351	447,134
0.75%, 06/28/28	EUR	840	1,080,711
0.88%, 03/15/22(a)	GBP	500	696,657
0.88%, 07/04/39(a)	EUR	320	415,563
1.00%, 12/15/22(a)	GBP	300	420,840
1.13%, 09/15/32(a)	EUR	220	295,692
1.13%, 05/09/33(a)	EUR	500	670,757
1.13%, 06/15/37(a)	EUR	100	134,608
1.25%, 07/04/36(a)	EUR	440	600,441
1.38%, 12/15/25(a)	GBP	400	574,816
1.38%, 07/31/35(a)	EUR	170	235,367
2.13%, 08/15/23	EUR	550	703,841
2.90%, 06/06/22(a)	AUD	500	397,812
5.00%, 03/19/24	AUD	70	61,167
6.00%, 12/07/28	GBP	150	285,319
Kreditanstalt fuer Wiederaufbau
0.00%, 09/15/28(a)(c)	EUR	1,000	1,220,280
0.00%, 09/17/30(a)(c)	EUR	300	361,971
0.00%, 01/10/31(a)(c)	EUR	800	964,061
0.05%, 05/30/24	EUR	50	61,336
0.13%, 12/30/26(a)	GBP	200	268,611
0.25%, 06/30/25	EUR	1,000	1,240,768
0.88%, 09/15/26(a)	GBP	970	1,360,621
1.25%, 12/29/23(a)	GBP	400	568,186
Landesbank Baden-Wuerttemberg
0.05%, 11/11/21(a)	EUR	100	120,760
0.25%, 01/10/25(a)	EUR	300	369,970
0.38%, 01/14/26(a)	EUR	86	106,898
0.38%, 02/18/27(a)	EUR	500	607,708
0.38%, 02/21/31(a)	EUR	300	351,869
Series 812, 0.00%, 07/16/27(a)(c)	EUR	100	121,918
Landesbank Hessen-Thueringen Girozentrale
0.00%, 07/18/22(a)(c)	EUR	300	363,541
0.38%, 05/12/25(a)	EUR	600	736,184
0.50%, 09/25/25(a)	EUR	300	374,885
0.88%, 03/20/28(a)	EUR	300	386,561
Series H337, 0.00%, 09/26/29(c)	EUR	100	120,644
Landeskreditbank
Baden-Wuerttemberg Foerderbank
0.38%, 04/13/26(a)	EUR	430	534,856
0.88%, 03/07/22(a)	GBP	100	139,229

74	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
Landwirtschaftliche Rentenbank
0.00%, 07/19/28(a)(c)	EUR	500	$610,447
0.00%, 11/27/29(a)(c)	EUR	400	484,943
0.25%, 07/15/24(a)	EUR	700	863,330
0.25%, 08/29/25(a)	EUR	600	743,710
0.38%, 01/22/24(a)	EUR	100	123,424
0.38%, 02/14/28(a)	EUR	300	376,051
0.50%, 02/28/29(a)	EUR	300	379,623
0.63%, 05/18/27(a)	EUR	200	254,305
1.25%, 05/20/22(a)	EUR	317	389,084
1.38%, 09/08/25(a)	GBP	200	287,131
2.60%, 03/23/27(a)	AUD	100	83,106
2.70%, 09/05/22(a)	AUD	70	55,912
4.75%, 05/06/26(a)	AUD	200	182,669
Lanxess AG, 1.13%, 05/16/25 (Call 02/16/25)(a)	EUR	225	283,312
LEG Immobilien AG, 0.88%, 11/28/27 (Call 08/28/27)(a)	EUR	200	248,751
Linde Finance BV
0.25%, 01/18/22	EUR	194	234,600
0.25%, 05/19/27 (Call 02/19/27)(a)	EUR	200	243,449
Series 10, 2.00%, 04/18/23(a)	EUR	620	780,778
Merck Financial Services GmbH, 0.50%, 07/16/28 (Call 04/16/28)(a)	EUR	300	367,857
Merck KGaA
1.63%, 06/25/79 (Call 09/18/24)(a)(b)	EUR	100	124,443
1.63%, 09/09/80 (Call 06/09/26)(a)(b)	EUR	100	123,204
2.88%, 06/25/79 (Call 03/25/29)(a)(b)	EUR	100	131,362
3.38%, 12/12/74 (Call 12/12/24)(a)(b)	EUR	200	264,535
Muenchener Hypothekenbank eG
0.13%, 09/05/35(a)	EUR	200	233,328
0.63%, 05/07/27(a)	EUR	400	506,145
1.00%, 04/18/39(a)	EUR	200	263,175
2.50%, 07/04/28(a)	EUR	190	271,841
Series 1546, 1.75%, 06/03/22(a)	EUR	250	308,483
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
3.25%, 05/26/49 (Call 05/26/29)(a)(b)	EUR	100	140,127
6.63%, 05/26/42 (Call 05/26/22)(a)(b)	GBP	100	146,912
Norddeutsche Landesbank-Girozentrale, 0.75%, 01/18/28(a)	EUR	372	473,975
NRW Bank
0.10%, 07/09/35	EUR	70	80,738
0.13%, 07/07/23	EUR	300	366,246
0.25%, 05/16/24(a)	EUR	150	184,506
0.25%, 03/10/25(a)	EUR	700	863,330
0.25%, 07/04/25	EUR	200	246,928
0.38%, 01/25/23	EUR	500	611,223
0.38%, 11/17/26(a)	EUR	100	124,552
0.50%, 05/26/25(a)	EUR	300	373,989
0.50%, 05/11/26(a)	EUR	50	62,557
0.63%, 02/11/26	EUR	300	377,250
0.88%, 04/12/34	EUR	200	256,761
1.20%, 03/28/39	EUR	100	133,214
1.25%, 12/15/21(a)	GBP	300	418,086
O2 Telefonica Deutschland Finanzierungs GmbH, 1.75%, 07/05/25 (Call 04/05/25)(a)	EUR	200	255,208
Roadster Finance DAC, 1.63%, 12/09/29(a)	EUR	100	124,848
SAP SE
0.75%, 12/10/24 (Call 09/10/24)(a)	EUR	400	496,750
1.00%, 04/01/25 (Call 01/01/25)(a)	EUR	219	274,992

Security		Par (000)	Value

Germany (continued)
1.25%, 03/10/28 (Call 12/10/27)(a)	EUR	400	$517,918
1.75%, 02/22/27 (Call 11/22/26)(a)	EUR	102	134,987
Siemens Financieringsmaatschappij NV
0.00%, 09/05/24(a)(c)	EUR	475	575,504
0.38%, 09/06/23(a)	EUR	210	257,068
0.50%, 09/05/34(a)	EUR	100	119,409
1.00%, 02/20/25(a)	GBP	200	278,807
1.00%, 09/06/27(a)	EUR	90	115,083
1.25%, 02/28/31(a)	EUR	250	329,059
1.75%, 02/28/39(a)	EUR	200	278,381
2.75%, 09/10/25(a)	GBP	200	299,639
2.88%, 03/10/28(a)	EUR	491	710,881
Talanx AG, 2.25%, 12/05/47 (Call 12/05/27)(a)(b)	EUR	100	128,354
Talanx Finanz Luxembourg SA, 8.37%, 06/15/42 (Call 06/15/22)(a)(b)	EUR	100	131,674
Traton Finance Luxembourg SA, 0.75%, 03/24/29 (Call 12/24/28)(a)	EUR	300	363,639
UniCredit Bank AG
0.00%, 09/10/24(a)(c)	EUR	286	349,227
0.00%, 09/15/28(a)(c)	EUR	100	121,250
0.00%, 01/21/36(a)(c)	EUR	100	114,143
0.50%, 05/04/26(a)	EUR	200	250,328
0.85%, 05/22/34(a)	EUR	580	747,623
Vier Gas Transport GmbH, 3.13%, 07/10/23(a)	EUR	295	381,556
Volkswagen Bank GmbH
1.88%, 01/31/24(a)	EUR	600	759,831
2.50%, 07/31/26(a)	EUR	100	134,174
Volkswagen Financial Services AG
1.50%, 10/01/24(a)	EUR	200	252,326
2.25%, 10/16/26(a)	EUR	70	93,248
Volkswagen Financial Services Australia Pty Ltd., 3.10%, 04/17/23(a)	AUD	200	161,050
Volkswagen Financial Services NV
1.13%, 09/18/23(a)	GBP	300	417,662
2.25%, 04/12/25(a)	GBP	150	216,069
Volkswagen International Finance NV
2.63%, 11/16/27(a)	EUR	300	411,999
2.70%, (Call 12/14/22)(a)(b)(d)	EUR	500	620,860
3.38%, 11/16/26(a)	GBP	200	304,477
3.88%, (Call 06/14/27)(a)(b)(d)	EUR	200	265,438
3.88%, (Call 06/17/29)(a)(b)(d)	EUR	200	265,739
4.13%, 11/16/38(a)	EUR	400	666,602
4.63%, (Call 03/24/26)(a)(b)(d)	EUR	200	272,957
4.63%, (Call 06/27/28)(a)(b)(d)	EUR	300	416,665
Series 10Y, 1.88%, 03/30/27(a)	EUR	400	523,359
Series NC6, 3.38%, (Call 06/27/24)(a)(b)(d)	EUR	400	512,819
Volkswagen Leasing GmbH
1.13%, 04/04/24(a)	EUR	384	477,495
1.38%, 01/20/25(a)	EUR	50	62,995
1.50%, 06/19/26(a)	EUR	350	447,423
2.38%, 09/06/22(a)	EUR	300	373,523
Vonovia Finance BV
0.63%, 10/07/27 (Call 07/07/27)(a)	EUR	300	369,031
1.00%, 07/09/30 (Call 04/09/30)(a)	EUR	300	373,354
1.25%, 12/06/24(a)	EUR	100	126,328
1.50%, 03/22/26(a)	EUR	100	128,953
1.50%, 06/10/26(a)	EUR	100	129,152
1.63%, 10/07/39 (Call 07/07/39)(a)	EUR	100	126,512
1.75%, 01/25/27(a)	EUR	200	262,436
1.80%, 06/29/25 (Call 03/29/25)(a)	EUR	200	258,196

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
2.25%, 04/07/30 (Call 01/07/30)(a)	EUR	400	$550,310
VW Credit Canada Inc., 3.25%, 03/29/23	CAD	250	212,295
Wintershall Dea Finance BV
0.45%, 09/25/23 (Call 06/25/23)(a)	EUR	300	365,159
1.33%, 09/25/28 (Call 06/25/28)(a)	EUR	400	493,803
Wirtschafts- und Infrastrukturbank Hessen, 0.88%, 06/14/28	EUR	200	256,785
Wuerth Finance International BV, 1.00%, 05/19/22 (Call 02/19/22)(a)	EUR	190	231,226

			127,558,927

Hong Kong — 0.0%
CK Hutchison Europe Finance 18 Ltd., 1.25%, 04/13/25(a)	EUR	105	132,163
CK Hutchison Finance 16 II Ltd., 0.88%, 10/03/24(a)	EUR	300	371,436
CK Hutchison Finance 16 Ltd., Series B, 2.00%, 04/06/28(a)	EUR	300	401,428

			905,027

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC, 1.50%, 10/08/27 (Call 07/08/27)(a)	EUR	100	125,340

Iceland — 0.0%
Landsbankinn HF, 0.50%, 05/20/24(a)	EUR	200	241,660

Indonesia — 0.0%
Perusahaan Listrik Negara PT, 1.88%, 11/05/31(a)	EUR	100	118,574

Ireland — 0.1%
AIB Mortgage Bank, 0.88%, 02/04/23(a)	EUR	100	123,298
Bank of Ireland Group PLC
0.75%, 07/08/24 (Call 07/08/23)(a)(b)	EUR	290	355,169
1.38%, 08/29/23(a)	EUR	150	186,677
Bank of Ireland Mortgage Bank, 0.63%, 03/14/25(a)	EUR	100	124,852
CRH Finance DAC, 1.38%, 10/18/28 (Call 07/18/28)(a)	EUR	200	259,140
CRH Finland Services Oyj, 0.88%, 11/05/23 (Call 10/05/23)(a)	EUR	350	431,998
ESB Finance DAC
1.75%, 02/07/29 (Call 11/07/28)(a)	EUR	100	133,881
2.13%, 11/05/33 (Call 08/05/33)(a)	EUR	407	574,457
3.49%, 01/12/24(a)	EUR	200	263,825
Freshwater Finance PLC, Series A, 5.18%, 04/20/35(a)	GBP	100	185,063
Kerry Group Financial Services Unltd Co., 0.63%, 09/20/29 (Call 06/20/29)(a)	EUR	200	241,355
Ryanair DAC
1.13%, 08/15/23(a)	EUR	400	490,009
2.88%, 09/15/25(a)	EUR	100	131,139

			3,500,863

Isle Of Man — 0.0%
NE Property BV, 3.38%, 07/14/27 (Call 04/14/27)(a)	EUR	225	297,886

Italy — 0.8%
2i Rete Gas SpA, 2.20%, 09/11/25 (Call 06/11/25)(a)	EUR	460	599,360
A2A SpA
1.00%, 07/16/29 (Call 04/16/29)(a)	EUR	200	250,800
1.63%, 10/19/27 (Call 07/19/27)(a)	EUR	100	129,987
ACEA SpA
1.50%, 06/08/27 (Call 03/08/27)(a)	EUR	540	695,828

Security		Par (000)	Value

Italy (continued)
1.75%, 05/23/28 (Call 02/23/28)(a)	EUR	310	$407,010
Aeroporti di Roma SpA, 1.63%, 06/08/27 (Call 03/08/27)(a)	EUR	250	309,620
AMCO - Asset Management Co. SpA, 1.38%, 01/27/25(a)	EUR	300	375,990
Assicurazioni Generali SpA
4.13%, 05/04/26(a)	EUR	200	282,910
5.13%, 09/16/24(a)	EUR	370	527,748
5.50%, 10/27/47 (Call 10/27/27)(a)(b)	EUR	350	517,166
7.75%, 12/12/42 (Call 12/12/22)(a)(b)	EUR	400	539,856
ASTM SpA, 3.38%, 02/13/24(a)	EUR	209	273,765
Banca Monte dei Paschi di Siena SpA
0.88%, 10/08/27(a)	EUR	300	376,586
2.00%, 01/29/24(a)	EUR	340	434,476
Series 16, 2.88%, 07/16/24(a)	EUR	200	264,395
Banco BPM SpA
0.63%, 06/08/23(a)	EUR	200	245,746
0.75%, 03/31/22(a)	EUR	150	182,486
1.13%, 09/25/23(a)	EUR	300	374,650
Banco di Desio e della Brianza SpA, 0.38%, 07/24/26(a)	EUR	200	247,434
BPER Banca, 1.00%, 07/22/23(a)	EUR	200	248,009
Credit Agricole Italia SpA
0.25%, 09/30/24(a)	EUR	100	122,768
0.25%, 01/17/28(a)	EUR	300	369,154
1.00%, 03/25/27(a)	EUR	200	257,047
1.00%, 01/17/45(a)	EUR	100	128,496
Enel Finance International NV
0.38%, 06/17/27 (Call 03/17/27)(a)	EUR	400	489,566
1.38%, 06/01/26(a)	EUR	829	1,063,865
5.63%, 08/14/24(a)	GBP	300	479,763
5.75%, 09/14/40(a)	GBP	230	473,721
Enel SpA
2.50%, (Call 08/24/23)(a)(b)(d)	EUR	500	629,912
5.25%, 05/20/24(a)	EUR	170	238,808
Eni SpA
0.63%, 01/23/30(a)	EUR	300	363,267
0.75%, 05/17/22(a)	EUR	450	547,972
1.13%, 09/19/28(a)	EUR	670	853,713
1.75%, 01/18/24(a)	EUR	479	606,656
Series NC5., 2.63%, (Call 10/13/25)(a)(b)(d)	EUR	100	126,430
FCA Bank SpA/Ireland
0.25%, 02/28/23 (Call 01/28/23)(a)	EUR	400	484,086
0.63%, 11/24/22 (Call 10/24/22)(a)	EUR	125	152,061
Ferrovie dello Stato Italiane SpA, 1.50%, 06/27/25(a)	EUR	360	458,547
Hera SpA
0.88%, 10/14/26(a)	EUR	100	124,586
5.20%, 01/29/28(a)	EUR	450	722,749
Intesa Sanpaolo SpA
0.63%, 01/20/22(a)	EUR	100	121,355
0.63%, 03/23/23(a)	EUR	400	491,579
1.00%, 01/27/23(a)	EUR	250	308,630
1.00%, 07/04/24(a)	EUR	575	712,500
1.00%, 09/25/25(a)	EUR	300	381,855
1.13%, 06/16/27(a)	EUR	400	519,420
1.13%, 10/04/27(a)	EUR	200	258,711
1.38%, 01/18/24(a)	EUR	510	637,016
1.38%, 12/18/25(a)	EUR	100	129,833
1.75%, 07/04/29(a)	EUR	225	288,379

76	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy (continued)
2.13%, 08/30/23(a)	EUR	150	$189,611
2.50%, 01/15/30(a)	GBP	200	281,244
3.13%, 02/05/24(a)	EUR	100	132,292
3.25%, 02/10/26(a)	EUR	100	140,911
Iren SpA
1.50%, 10/24/27 (Call 07/24/27)(a)	EUR	300	386,514
1.95%, 09/19/25 (Call 06/19/25)(a)	EUR	100	129,395
Italgas SpA
0.88%, 04/24/30(a)	EUR	430	530,890
1.63%, 01/19/27(a)	EUR	300	390,418
Mediobanca Banca di Credito Finanziario SpA
0.50%, 10/01/26(a)	EUR	100	125,350
0.88%, 01/15/26(a)	EUR	200	246,300
1.13%, 04/23/25(a)	EUR	250	308,868
Series 4, 1.38%, 11/10/25(a)	EUR	300	388,164
Poste Italiane SpA, 0.50%, 12/10/28 (Call 09/10/28)(a)	EUR	100	119,915
Snam SpA
0.88%, 10/25/26(a)	EUR	461	575,080
1.38%, 10/25/27 (Call 07/25/27)(a)	EUR	110	141,261
Terna Rete Elettrica Nazionale SpA
0.38%, 09/25/30 (Call 06/25/30)(a)	EUR	300	354,611
1.38%, 07/26/27(a)	EUR	300	385,715
4.90%, 10/28/24(a)	EUR	103	145,572
UniCredit SpA
0.33%, 01/19/26(a)	EUR	400	479,392
0.38%, 10/31/26(a)	EUR	300	369,963
0.75%, 04/30/25(a)	EUR	500	624,796
1.63%, 07/03/25 (Call 07/03/24)(a)(b)	EUR	300	372,913
1.80%, 01/20/30(a)	EUR	250	310,403
2.00%, 03/04/23(a)	EUR	454	567,659

			27,523,504

Japan — 0.2%
American Honda Finance Corp., 0.55%, 03/17/23	EUR	300	366,626
Asahi Group Holdings Ltd., 1.15%, 09/19/25 (Call 06/19/25)(a)	EUR	200	251,397
East Japan Railway Co., 4.50%, 01/25/36(a)	GBP	50	92,444
Honda Canada Finance Inc., Series 16-4, 1.82%, 12/07/21	CAD	50	40,990
JT International Financial Services BV, 1.00%, 11/26/29 (Call 08/26/29)(a)	EUR	200	246,837
Mitsubishi UFJ Financial Group Inc.
0.85%, 07/19/29(a)	EUR	200	247,398
0.87%, 09/07/24(a)	EUR	700	868,411
Mizuho Financial Group Inc.
0.40%, 09/06/29(a)	EUR	300	355,091
0.80%, 04/15/30(a)	EUR	230	279,659
1.02%, 10/11/23(a)	EUR	310	383,597
MUFG Bank Ltd., 0.88%, 03/11/22(a)	EUR	100	121,701
Nissan Motor Co. Ltd.
2.65%, 03/17/26 (Call 02/17/26)(a)	EUR	200	262,804
3.20%, 09/17/28 (Call 06/17/28)(a)	EUR	150	204,634
Sumitomo Mitsui Banking Corp.
0.41%, 11/07/29(a)	EUR	100	122,383
0.55%, 11/06/23(a)	EUR	500	614,762
Sumitomo Mitsui Financial Group Inc.
0.63%, 10/23/29(a)	EUR	300	362,678
0.93%, 10/11/24(a)	EUR	516	641,442
1.55%, 06/15/26(a)	EUR	247	317,260

Security		Par (000)	Value

Japan (continued)
Takeda Pharmaceutical Co. Ltd.
0.75%, 07/09/27 (Call 05/09/27)	EUR	200	$246,136
1.38%, 07/09/32 (Call 04/09/32)	EUR	400	499,562
3.00%, 11/21/30 (Call 08/21/30)(a)	EUR	200	287,311
Toyota Motor Finance Netherlands BV, 1.38%, 05/23/23(a)	GBP	400	563,800

			7,376,923

Liechtenstein — 0.0%
LGT Bank AG, 1.88%, 02/08/23(a)	CHF	100	114,304

Lithuania — 0.0%
AB Ignitis Grupe, 2.00%, 07/14/27(a)	EUR	200	266,037

Luxembourg — 0.1%
Bevco Lux Sarl, 1.50%, 09/16/27 (Call 06/16/27)(a)	EUR	200	253,862
Blackstone Property Partners Europe Holdings Sarl, 1.75%, 03/12/29 (Call 12/12/28)(a)	EUR	200	250,044
CK Hutchison Group Telecom Finance SA
0.75%, 04/17/26 (Call 01/17/26)(a)	EUR	210	258,617
1.13%, 10/17/28 (Call 07/17/28)(a)	EUR	200	248,869
Logicor Financing Sarl
2.25%, 05/13/25 (Call 02/13/25)(a)	EUR	350	453,498
2.75%, 01/15/30 (Call 10/15/29)(a)	GBP	100	144,173
3.25%, 11/13/28 (Call 08/13/28)(a)	EUR	260	365,439
Prologis International Funding II SA, 0.88%, 07/09/29 (Call 04/09/29)(a)	EUR	300	371,927
SELP Finance Sarl, 1.50%, 12/20/26 (Call 09/20/26)(a)	EUR	250	318,829

			2,665,258

Mexico — 0.0%
America Movil SAB de CV
4.75%, 06/28/22	EUR	340	433,178
4.95%, 07/22/33	GBP	200	359,549
5.00%, 10/27/26	GBP	200	329,562
5.75%, 06/28/30	GBP	120	218,103

			1,340,392

Netherlands — 1.2%
ABN AMRO Bank NV
0.38%, 01/14/35(a)	EUR	200	242,342
0.60%, 01/15/27(a)	EUR	300	366,673
0.63%, 05/31/22(a)	EUR	300	365,351
0.88%, 01/15/24(a)	EUR	500	620,246
0.88%, 01/14/26(a)	EUR	300	381,967
1.00%, 04/13/31(a)	EUR	600	787,104
1.13%, 01/12/32(a)	EUR	200	265,674
1.13%, 04/23/39(a)	EUR	200	268,231
1.25%, 01/10/33(a)	EUR	200	269,605
1.38%, 01/12/37(a)	EUR	100	138,188
1.45%, 04/12/38(a)	EUR	300	421,075
2.38%, 01/23/24(a)	EUR	400	519,180
2.50%, 09/05/23(a)	EUR	200	257,799
3.38%, 08/15/31(a)	CHF	200	293,835
7.13%, 07/06/22(a)	EUR	450	586,991
Achmea Bank NV, 0.38%, 11/22/56(a)	EUR	300	370,291
Achmea BV, 1.50%, 05/26/27 (Call 02/26/27)(a)	EUR	334	429,048
Aegon Bank NV, 0.25%, 05/25/55(a)	EUR	100	122,095
Aegon NV, 6.13%, 12/15/31	GBP	50	98,230
Akzo Nobel NV, 1.13%, 04/08/26 (Call 01/08/26)(a)	EUR	200	255,042
Alliander NV, 2.88%, 06/14/24	EUR	200	264,516

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Netherlands (continued)
ASML Holding NV
0.63%, 05/07/29 (Call 02/07/29)(a)	EUR	340	$421,824
1.38%, 07/07/26 (Call 04/07/26)(a)	EUR	300	386,860
ASR Nederland NV, 5.00%, (Call 09/30/24)(a)(b)(d)	EUR	230	315,636
BNG Bank NV
0.20%, 11/09/24(a)	EUR	450	554,283
0.25%, 06/07/24(a)	EUR	300	369,540
0.38%, 01/14/22(a)	EUR	50	60,594
0.63%, 06/19/27(a)	EUR	250	317,174
0.75%, 01/11/28(a)	EUR	250	320,148
0.75%, 01/24/29(a)	EUR	390	500,956
0.88%, 10/17/35(a)	EUR	500	644,400
1.00%, 03/15/22(a)	GBP	200	278,862
1.00%, 06/17/22(a)	GBP	100	139,705
1.00%, 01/12/26(a)	EUR	200	256,262
1.38%, 10/21/30(a)	EUR	200	270,918
1.50%, 07/15/39(a)	EUR	284	401,578
2.25%, 07/17/23(a)	EUR	80	102,262
3.25%, 07/15/25(a)	AUD	200	170,022
3.30%, 07/17/28(a)	AUD	400	344,439
Cooperatieve Rabobank UA
0.25%, 05/31/24(a)	EUR	200	245,982
0.50%, 12/06/22(a)	EUR	450	549,424
0.63%, 04/26/26(a)	EUR	200	252,097
0.75%, 08/29/23(a)	EUR	300	369,388
0.75%, 06/21/39(a)	EUR	200	252,750
0.88%, 02/08/28(a)	EUR	600	772,081
0.88%, 02/01/29(a)	EUR	200	258,261
1.25%, 03/23/26(a)	EUR	570	729,998
1.38%, 02/03/27(a)	EUR	510	662,813
1.50%, 04/26/38(a)	EUR	300	424,625
2.25%, 03/23/22(a)	GBP	190	267,687
3.88%, 07/25/23(a)	EUR	500	654,789
5.25%, 09/14/27(a)	GBP	100	166,082
5.38%, 08/03/60(a)	GBP	100	263,524
Series 2541, 4.00%, 09/19/22	GBP	150	217,890
de Volksbank NV, 1.00%, 03/08/28(a)	EUR	200	259,460
Enexis Holding NV
0.75%, 07/02/31 (Call 04/02/31)(a)	EUR	200	248,553
1.50%, 10/20/23 (Call 07/20/23)(a)	EUR	550	687,911
EXOR NV
0.88%, 01/19/31 (Call 10/19/30)(a)	EUR	200	238,921
1.75%, 01/18/28 (Call 10/18/27)(a)	EUR	200	259,924
Heineken NV
1.00%, 05/04/26 (Call 02/04/26)(a)	EUR	370	465,890
1.25%, 03/17/27 (Call 12/17/26)(a)	EUR	100	127,812
1.75%, 05/07/40 (Call 11/07/39)(a)	EUR	400	509,607
ING Bank NV
0.00%, 04/08/22(a)(c)	EUR	100	120,911
0.75%, 02/18/29(a)	EUR	300	384,007
1.88%, 05/22/23(a)	EUR	400	505,288
3.38%, 01/10/22(a)	EUR	100	123,646
ING Groep NV
0.25%, 02/01/30 (Call 02/01/29)(a)(b)	EUR	200	233,087
1.13%, 02/14/25(a)	EUR	600	752,030
1.63%, 09/26/29 (Call 09/26/24)(a)(b)	EUR	600	746,491
2.00%, 09/20/28(a)	EUR	300	400,818
2.50%, 11/15/30(a)	EUR	300	431,140
3.00%, 04/11/28 (Call 04/11/23)(b)	EUR	200	253,547

Security		Par (000)	Value

Netherlands (continued)
Koninklijke Ahold Delhaize NV, 0.25%, 06/26/25 (Call 03/26/25)(a)	EUR	352	$428,585
Koninklijke DSM NV, 1.00%, 04/09/25 (Call 01/09/25)(a)	EUR	470	590,098
Koninklijke KPN NV
5.63%, 09/30/24(a)	EUR	150	211,258
5.75%, 09/17/29(a)	GBP	160	263,435
Koninklijke Philips NV
0.50%, 09/06/23 (Call 06/06/23)(a)	EUR	120	146,685
2.00%, 03/30/30 (Call 12/30/29)(a)	EUR	200	271,883
LeasePlan Corp. NV, 0.75%, 10/03/22(a)	EUR	320	390,104
Nationale-Nederlanden Bank NV Netherlands (The)
0.63%, 09/11/55(a)	EUR	400	500,766
1.00%, 09/25/28(a)	EUR	200	259,178
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, 0.13%, 06/01/23(a)	EUR	100	121,977
Nederlandse Gasunie NV, 1.38%, 10/16/28 (Call 07/16/28)(a)	EUR	300	391,302
Nederlandse Waterschapsbank NV
0.13%, 01/17/24(a)	EUR	300	367,702
0.50%, 01/19/23(a)	EUR	100	122,591
0.50%, 04/29/30(a)	EUR	500	628,269
0.63%, 02/06/29(a)	EUR	200	253,961
1.00%, 09/03/25(a)	EUR	400	511,162
1.00%, 03/01/28(a)	EUR	600	779,867
1.25%, 06/07/32(a)	EUR	100	134,545
1.50%, 06/15/39(a)	EUR	200	281,725
1.63%, 01/29/48(a)	EUR	200	299,419
3.45%, 07/17/28(a)	AUD	300	260,567
NIBC Bank NV
1.00%, 09/11/28(a)	EUR	200	258,225
1.13%, 04/19/23(a)	EUR	200	246,620
NN Group NV
1.00%, 03/18/22(a)	EUR	200	243,615
4.63%, 04/08/44 (Call 04/08/24)(a)(b)	EUR	250	336,691
4.63%, 01/13/48 (Call 01/13/28)(a)(b)	EUR	200	286,885
Royal Schiphol Group NV
1.50%, 11/05/30 (Call 08/05/30)(a)	EUR	100	132,075
2.00%, 04/06/29 (Call 01/06/29)(a)	EUR	200	271,031
Shell International Finance BV
0.88%, 08/21/28(a)	CHF	75	86,992
0.88%, 11/08/39(a)	EUR	300	341,750
1.25%, 05/12/28(a)	EUR	220	284,161
1.25%, 11/11/32(a)	EUR	400	511,485
1.88%, 09/15/25(a)	EUR	610	798,930
1.88%, 04/07/32(a)	EUR	410	558,698
Stedin Holding NV, 1.38%, 09/19/28 (Call 06/19/28)(a)	EUR	200	259,859
Stellantis NV, 2.00%, 03/20/25 (Call 12/20/24)(a)	EUR	500	639,898
TenneT Holding BV
1.00%, 06/13/26 (Call 03/13/26)(a)	EUR	400	505,870
1.50%, 06/03/39 (Call 03/03/39)(a)	EUR	500	650,359
4.63%, 02/21/23(a)	EUR	400	524,616
Unilever Finance Netherlands BV
0.38%, 02/14/23(a)	EUR	135	164,622
0.50%, 08/12/23(a)	EUR	405	496,700
1.00%, 02/14/27(a)	EUR	370	469,992
1.38%, 07/31/29(a)	EUR	100	131,911
1.63%, 02/12/33(a)	EUR	260	354,218
1.75%, 03/25/30 (Call 12/25/29)(a)	EUR	320	431,781

78	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Netherlands (continued)
Van Lanschot Kempen Wealth Management NV, 0.88%, 02/15/59(a)	EUR	200	$254,421
Vesteda Finance BV, 2.00%, 07/10/26 (Call 04/10/26)(a)	EUR	100	131,388
Wolters Kluwer NV, 1.50%, 03/22/27 (Call 12/22/26)(a)	EUR	100	129,577

			42,732,829

New Zealand — 0.1%
ANZ New Zealand Int’l Ltd./London
0.13%, 09/22/23(a)	EUR	100	121,923
0.50%, 01/17/24(a)	EUR	200	246,363
ASB Finance Ltd., 0.75%, 03/13/24(a)	EUR	300	371,295
ASB Finance Ltd./London, 0.63%, 10/18/24(a)	EUR	200	248,489
BNZ International Funding Ltd/London, 0.63%, 07/03/25(a)	EUR	200	249,740
Westpac Securities NZ Ltd./London
0.38%, 02/05/24(a)	CHF	150	167,785
0.50%, 01/17/24(a)	EUR	200	246,721

			1,652,316

Norway — 0.3%
Avinor AS, 1.00%, 04/29/25 (Call 01/29/25)(a)	EUR	350	438,453
DNB Bank ASA
0.05%, 11/14/23(a)	EUR	555	673,327
1.13%, 03/01/23(a)	EUR	200	247,138
DNB Boligkreditt AS
0.25%, 01/23/23(a)	EUR	400	487,712
0.25%, 04/18/23(a)	EUR	150	183,176
0.25%, 09/07/26(a)	EUR	400	493,823
0.38%, 11/14/23(a)	EUR	500	614,528
0.38%, 11/20/24(a)	EUR	100	123,622
0.63%, 01/14/26(a)	EUR	400	502,114
Eika Boligkreditt AS
0.00%, 03/12/27(c)	EUR	200	243,175
0.50%, 08/28/25(a)	EUR	100	124,546
Equinor ASA
0.75%, 05/22/26 (Call 03/22/26)(a)	EUR	450	561,601
1.38%, 05/22/32 (Call 02/22/32)(a)	EUR	200	259,457
1.63%, 11/09/36 (Call 08/09/36)(a)	EUR	200	266,784
2.88%, 09/10/25(a)	EUR	100	136,782
4.25%, 04/10/41(a)	GBP	290	538,125
6.88%, 03/11/31(a)	GBP	100	203,825
Santander Consumer Bank AS, 0.13%, 02/25/25(a)	EUR	300	361,559
SpareBank 1 Boligkreditt AS
0.13%, 05/14/26(a)	EUR	200	245,404
0.13%, 11/05/29(a)	EUR	300	362,960
0.25%, 08/30/26(a)	EUR	200	246,979
0.50%, 01/30/25(a)	EUR	200	248,657
1.75%, 12/18/23(a)	GBP	200	286,151
Sparebanken Soer Boligkreditt AS, 0.50%, 02/06/26(a)	EUR	200	249,338
Sparebanken Vest Boligkreditt AS, 0.50%, 02/12/26(a)	EUR	400	499,004
SR-Boligkreditt AS
0.00%, 10/08/26(c)	EUR	100	121,767
0.75%, 10/17/25(a)(f)	EUR	300	378,066
Statkraft AS
1.50%, 09/21/23 (Call 06/21/23)(a)	EUR	450	561,834
1.50%, 03/26/30 (Call 12/26/29)(a)	EUR	400	526,561

Security		Par (000)	Value

Norway (continued)
Telenor ASA
0.88%, 02/14/35 (Call 11/14/34)(a)	EUR	496	$603,760
2.63%, 12/06/24(a)	EUR	540	715,778

			11,506,006

Poland — 0.0%
PKO Bank Hipoteczny SA
0.63%, 01/24/23(a)	EUR	300	367,413
0.75%, 08/27/24(a)	EUR	100	124,373

			491,786

Portugal — 0.1%
Banco Santander Totta SA, 0.88%, 04/25/24(a)	EUR	200	249,793
Caixa Economica Montepio Geral Caixa Economica Bancaria SA, 0.13%, 11/14/24(a)	EUR	200	243,274
EDP Finance BV
0.38%, 09/16/26 (Call 06/16/26)(a)	EUR	500	607,558
1.13%, 02/12/24(a)	EUR	504	627,683
Ren Finance BV, 1.75%, 01/18/28 (Call 10/18/27)(a)	EUR	100	130,830

			1,859,138

Romania — 0.0%
Globalworth Real Estate Investments Ltd., 3.00%, 03/29/25(a)	EUR	500	650,919

Russia — 0.0%
Gazprom PJSC Via Gaz Capital SA, 4.36%, 03/21/25(a)	EUR	550	731,007

Singapore — 0.0%
DBS Bank Ltd., 0.38%, 11/21/24(a)	EUR	400	492,922
Temasek Financial I Ltd., 0.50%, 11/20/31 (Call 08/20/31)(a)	EUR	300	360,757
United Overseas Bank Ltd., 0.50%, 01/16/25(a)	EUR	230	285,255

			1,138,934

Slovakia — 0.0%
Vseobecna Uverova Banka AS, 0.25%, 03/26/24(a)	EUR	300	367,402

Spain — 0.9%
Abertis Infraestructuras SA
1.00%, 02/27/27(a)	EUR	100	123,723
1.63%, 07/15/29 (Call 04/15/29)(a)	EUR	300	377,463
2.38%, 09/27/27 (Call 06/27/27)(a)	EUR	100	132,800
3.00%, 03/27/31 (Call 12/27/30)(a)	EUR	200	280,151
Amadeus IT Group SA, 2.50%, 05/20/24 (Call 02/20/24)(a)	EUR	200	257,517
AYT Cedulas Cajas Global FTA, Series 10, 4.25%, 10/25/23	EUR	300	402,285
AyT Cedulas Cajas X Fondo de Titulizacion de Activos, Series X, 3.75%, 06/30/25	EUR	300	419,818
Banco Bilbao Vizcaya Argentaria SA
0.38%, 11/15/26(a)	EUR	300	364,621
0.63%, 03/18/23	EUR	500	614,167
0.88%, 11/22/26(a)	EUR	400	510,459
1.13%, 02/28/24(a)	EUR	500	621,835
3.50%, 02/10/27(a)	EUR	500	697,439
Banco de Sabadell SA
0.13%, 10/20/23(a)	EUR	600	731,583
0.13%, 02/10/28(a)	EUR	100	121,760
0.63%, 11/07/25 (Call 11/07/24)(a)(b)	EUR	500	607,666
1.00%, 04/26/27(a)	EUR	300	385,170
Banco Santander SA
0.25%, 07/10/29(a)	EUR	200	245,982

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Spain (continued)
0.30%, 10/04/26(a)	EUR	500	$606,438
0.50%, 02/04/27(a)	EUR	500	604,735
0.75%, 09/09/22(a)	EUR	100	122,322
0.75%, 06/12/23(a)	CHF	200	223,470
0.88%, 05/09/31(a)	EUR	600	776,501
1.00%, 04/07/25(a)	EUR	400	506,265
1.13%, 11/27/24(a)	EUR	100	126,747
1.13%, 10/25/28(a)	EUR	300	393,642
1.38%, 07/31/24(a)	GBP	300	420,379
1.50%, 01/25/26(a)	EUR	400	521,534
1.63%, 10/22/30(a)	EUR	200	247,995
2.00%, 11/27/34(a)	EUR	100	146,244
2.13%, 02/08/28(a)	EUR	200	260,560
2.50%, 03/18/25(a)	EUR	300	389,887
Bankinter SA
0.88%, 08/03/22(a)	EUR	100	122,360
1.00%, 02/05/25(a)	EUR	200	252,153
CaixaBank SA
0.75%, 04/18/23(a)	EUR	400	489,855
0.75%, 07/09/26(a)	EUR	200	246,355
1.00%, 03/14/23(a)	EUR	200	247,191
1.00%, 06/25/24(a)	EUR	100	123,640
1.00%, 09/25/25(a)	EUR	200	253,816
1.00%, 01/17/28(a)	EUR	200	257,620
1.13%, 08/05/22(a)	EUR	500	613,902
1.13%, 01/12/23(a)	EUR	100	122,924
1.13%, 03/27/26(a)	EUR	700	878,245
1.25%, 01/11/27(a)	EUR	400	519,415
1.25%, 06/18/31 (Call 03/18/26)(a)(b)	EUR	300	361,906
2.63%, 03/21/24	EUR	500	654,560
2.75%, 07/14/28 (Call 07/14/23)(a)(b)	EUR	300	378,150
4.00%, 02/03/25	EUR	300	420,074
4.13%, 03/24/36	EUR	300	550,518
Cajamar Caja Rural SCC, 0.88%, 06/18/23(a)	EUR	200	246,959
Canal de Isabel II Gestion SA, 1.68%, 02/26/25(a)	EUR	200	255,316
Cedulas TDA 6 Fond de Titulizacion de Activos, 3.88%, 05/23/25	EUR	300	421,663
Criteria Caixa SA, 1.50%, 05/10/23(a)	EUR	300	372,281
Deutsche Bank SA Espanola, 1.13%, 01/20/23(a)	EUR	100	123,499
Enagas Financiaciones SA
0.75%, 10/27/26 (Call 07/27/26)(a)	EUR	100	125,177
1.38%, 05/05/28(a)	EUR	200	261,164
Enagas Financiaciones SAU, 1.00%, 03/25/23(a)	EUR	100	123,231
FCC Aqualia SA, 2.63%, 06/08/27 (Call 03/08/27)(a)	EUR	150	199,710
FCC Servicios Medio Ambiente Holding SA, 1.66%, 12/04/26 (Call 09/23/26)(a)	EUR	100	127,181
Ferrovial Emisiones SA, 2.50%, 07/15/24(a)	EUR	100	129,979
Iberdrola Finanzas SA
1.00%, 03/07/24 (Call 12/07/23)(a)	EUR	300	372,974
1.00%, 03/07/25 (Call 12/07/24)(a)	EUR	500	626,788
1.62%, 11/29/29(a)	EUR	200	267,376
7.38%, 01/29/24	GBP	200	326,405
Iberdrola International BV
1.13%, 01/27/23(a)	EUR	200	246,880
3.25%, (Call 11/12/24)(a)(b)(d)	EUR	400	525,333
Series NC8, 2.25%, (Call 01/28/29)(a)(b)(d)	EUR	300	374,116
Inmobiliaria Colonial Socimi SA
1.35%, 10/14/28 (Call 07/14/28)(a)	EUR	100	125,801
2.00%, 04/17/26(a)	EUR	300	389,507
Liberbank SA, 0.25%, 09/25/29(a)	EUR	200	243,112

Security		Par (000)	Value

Spain (continued)
Mapfre SA
1.63%, 05/19/26(a)	EUR	200	$260,676
4.38%, 03/31/47 (Call 03/31/27)(a)(b)	EUR	300	419,421
Merlin Properties Socimi SA
1.75%, 05/26/25 (Call 02/26/25)(a)	EUR	105	134,013
1.88%, 12/04/34 (Call 09/04/34)(a)	EUR	100	122,660
2.23%, 04/25/23 (Call 01/25/23)(a)	EUR	100	125,143
Merlin Properties SOCIMI SA, 1.88%, 11/02/26 (Call 08/02/26)(a)	EUR	325	419,138
Naturgy Finance BV
1.25%, 04/19/26 (Call 01/19/26)(a)	EUR	500	633,981
1.50%, 01/29/28 (Call 10/29/27)(a)	EUR	300	389,359
NorteGas Energia Distribucion SAU, 2.07%, 09/28/27 (Call 06/28/27)(a)	EUR	100	130,396
Programa Cedulas TDA Fondo de Titulizacion de Activos
4.25%, 03/28/27	EUR	200	302,416
Series A6, 4.25%, 04/10/31	EUR	300	503,837
Red Electrica Corp SA, 0.88%, 04/14/25 (Call 01/14/25)(a)	EUR	300	374,441
Red Electrica Financiaciones SAU, 1.00%, 04/21/26(a)	EUR	200	252,873
Repsol International Finance BV
0.13%, 10/05/24 (Call 07/05/24)(a)	EUR	200	242,221
0.25%, 08/02/27 (Call 05/02/27)(a)	EUR	300	361,927
Santander Consumer Finance SA, 0.38%, 06/27/24(a)	EUR	500	609,213
Telefonica Emisiones SA
1.20%, 08/21/27 (Call 05/21/27)(a)	EUR	500	635,558
1.53%, 01/17/25(a)	EUR	200	255,249
1.79%, 03/12/29 (Call 12/12/28)(a)	EUR	200	264,561
1.81%, 05/21/32 (Call 11/21/31)(a)	EUR	400	526,812
1.96%, 07/01/39 (Call 01/01/39)(a)	EUR	125	163,961
2.32%, 10/17/28(a)	EUR	100	137,286
Telefonica Emisiones SAU
1.46%, 04/13/26(a)	EUR	200	257,132
1.72%, 01/12/28(a)	EUR	400	525,040
5.29%, 12/09/22(a)	GBP	300	446,393

			33,112,001

Supranational — 0.2%
Asian Development Bank, 2.65%, 01/11/23	AUD	500	402,033
Council of Europe Development Bank, 0.38%, 03/27/25(a)	EUR	500	621,973
Council Of Europe Development Bank, 1.13%, 12/15/21(a)	GBP	200	278,549
European Financial Stability Facility, 0.50%, 07/11/25(a)	EUR	1,000	1,251,904
European Investment Bank
0.38%, 07/16/25	EUR	1,400	1,746,615
1.38%, 03/07/25(a)	GBP	800	1,146,264
European Union, 1.38%, 10/04/29(a)	EUR	350	476,495
Inter-American Development Bank, 1.25%, 12/15/23	GBP	200	283,946
International Bank for Reconstruction & Development, 0.00%, 04/24/28(c)	EUR	300	365,127
Nordic Investment Bank, 1.13%, 03/16/22(a)	GBP	200	279,203

			6,852,109

80	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Sweden — 0.8%
Akelius Residential Property AB, 2.38%, 08/15/25 (Call 05/15/25)(a)	GBP	100	$144,713
Atlas Copco AB, 0.63%, 08/30/26 (Call 05/30/26)(a)	EUR	100	124,067
Danske Hypotek AB, Series 2512, 1.00%, 12/17/25(a)	SEK	4,000	488,222
Fastighets AB Balder
1.13%, 01/29/27 (Call 10/29/26)(a)	EUR	150	184,234
1.25%, 01/28/28 (Call 10/28/27)(a)	EUR	100	122,041
H&M Finance BV, 0.25%, 08/25/29 (Call 05/25/29)(a)	EUR	150	176,726
Investor AB
1.50%, 09/12/30 (Call 06/12/30)(a)	EUR	200	265,277
1.50%, 06/20/39 (Call 03/20/39)(a)	EUR	200	263,923
Lansforsakringar Hypotek AB
0.25%, 04/12/23(a)	EUR	550	671,518
0.63%, 03/27/25(a)	EUR	200	249,658
Series 516, 1.25%, 09/20/23(a)	SEK	2,500	304,535
Series 519, 1.50%, 09/16/26(a)	SEK	6,000	749,689
Molnlycke Holding AB, 1.75%, 02/28/24(a)	EUR	300	379,168
Nordea Hypotek AB
1.00%, 09/17/25(a)	SEK	10,000	1,220,424
Series 5531, 1.00%, 04/08/22(a)	SEK	7,500	896,124
Series 5533, 1.25%, 09/20/23(a)	SEK	8,000	974,551
Sagax Euro Mtn NL BV, 0.75%, 01/26/28 (Call 10/26/27)(a)	EUR	300	357,947
Samhallsbyggnadsbolaget, 1.00%, 08/12/27 (Call 05/12/27)(a)	EUR	300	364,213
SBAB Bank AB, 0.50%, 05/13/25(a)	EUR	300	370,443
Securitas AB, 1.25%, 03/15/22(a)	EUR	200	243,880
Skandinaviska Enskilda Banken AB
0.38%, 02/09/26(a)	EUR	300	372,732
0.63%, 01/30/23(a)	EUR	700	859,454
0.63%, 11/12/29(a)	EUR	200	243,991
1.25%, 08/05/22(a)	GBP	200	280,070
Series 576, 1.00%, 12/20/23(a)	SEK	4,000	485,317
Series 579, 1.00%, 12/18/24(a)	SEK	8,000	975,535
Series 580, 1.00%, 12/17/25(a)	SEK	4,000	488,259
Stadshypotek AB
0.38%, 02/22/23(a)	EUR	200	244,641
0.38%, 02/21/24(a)	EUR	150	184,793
0.38%, 12/06/24(a)	EUR	200	247,455
0.38%, 03/13/26(a)	EUR	600	745,674
0.50%, 07/11/25(a)	EUR	300	374,047
1.50%, 03/01/24(a)	SEK	16,000	1,970,597
Series 1587, 1.50%, 06/01/23(a)	SEK	5,000	610,224
Series 1589, 1.50%, 12/03/24(a)	SEK	6,000	744,140
Series 1590, 1.00%, 09/03/25(a)	SEK	2,000	244,130
Series 1594, 2.00%, 09/01/28(a)	SEK	3,000	388,312
Svenska Handelsbanken AB
0.50%, 03/21/23(a)	EUR	700	856,505
1.00%, 04/15/25(a)	EUR	400	503,429
1.63%, 06/18/22(a)	GBP	184	258,568
Sveriges Sakerstallda Obligationer AB
0.25%, 04/19/23(a)	EUR	400	488,512
0.38%, 06/05/29(a)	EUR	300	371,396
0.50%, 01/29/25(a)	EUR	200	248,691
0.88%, 03/29/27(a)	EUR	300	383,708
Series 145, 1.00%, 06/12/24(a)	SEK	10,000	1,216,770

Security		Par (000)	Value

Sweden (continued)
Swedbank AB
0.25%, 11/07/22(a)	EUR	500	$607,504
1.25%, 12/29/21(a)	GBP	200	278,746
Swedbank Hypotek AB
0.13%, 07/18/22(a)	EUR	150	182,042
0.38%, 03/11/22(a)	EUR	100	121,330
0.45%, 08/23/23(a)	EUR	500	615,015
0.50%, 02/05/26(a)	EUR	300	374,578
1.00%, 06/18/25(a)	SEK	8,600	1,049,534
Series 191, 1.00%, 06/15/22(a)	SEK	9,000	1,077,467
Series 194, 1.00%, 09/18/24(a)	SEK	7,000	852,757
Tele2 AB, 2.13%, 05/15/28 (Call 02/15/28)(a)	EUR	125	166,580
Telia Co. AB
2.13%, 02/20/34 (Call 11/20/33)(a)	EUR	400	560,008
3.00%, 04/04/78 (Call 04/04/23)(a)(b)	EUR	300	378,265
Vattenfall AB
0.13%, 02/12/29 (Call 11/12/28)(a)	EUR	200	236,937
6.88%, 04/15/39(a)	GBP	310	741,612
Volvo Treasury AB, 4.85%, 03/10/78 (Call 03/10/23)(a)(b)	EUR	250	324,659

			29,905,337

Switzerland — 0.9%
ABB Finance BV, 0.75%, 05/16/24 (Call 02/16/24)(a)	EUR	300	370,486
Adecco International Financial Services BV, 1.25%, 11/20/29 (Call 08/20/29)(a)	EUR	125	161,597
Argentum Netherlands BV for Givaudan SA, 1.13%, 09/17/25 (Call 06/17/25)(a)	EUR	300	378,023
Argentum Netherlands BV for Zurich Insurance Co. Ltd., 3.50%, 10/01/46 (Call 10/01/26)(a)(b)	EUR	200	275,242
Coca-Cola HBC Finance BV, 0.63%, 11/21/29 (Call 08/21/29)(a)	EUR	300	364,964
Credit Suisse Group AG
1.00%, 04/14/23(a)	CHF	200	223,439
1.00%, 06/24/27 (Call 06/24/26)(a)(b)	EUR	880	1,081,696
1.25%, 07/17/25 (Call 07/17/24)(a)(b)	EUR	383	474,453
2.13%, 09/12/25 (Call 09/12/24)(a)(b)	GBP	300	426,617
Credit Suisse Schweiz AG, 0.00%, 10/31/30(a)(c)	CHF	460	496,521
ELM BV for Swiss Life Insurance & Pension Group, 4.50%, (Call 05/19/27)(a)(b)(d)	EUR	200	283,967
Firmenich Productions Participations SAS, 1.75%, 04/30/30 (Call 01/30/30)(a)	EUR	200	263,066
Glencore Finance Europe Ltd.
1.75%, 03/17/25 (Call 12/17/24)(a)	EUR	560	709,917
1.88%, 09/13/23 (Call 06/13/23)(a)	EUR	364	455,084
6.00%, 04/03/22(a)	GBP	300	435,406
Helvetia Europe SA, 2.75%, 09/30/41 (Call 06/30/31)(a)(b)	EUR	100	129,736
Holcim Finance Luxembourg SA
0.50%, 04/23/31 (Call 01/23/31)(a)	EUR	250	290,787
1.38%, 05/26/23 (Call 02/26/23)(a)	EUR	470	582,058
2.25%, 05/26/28 (Call 02/26/28)(a)	EUR	300	405,376
LafargeHolcim Ltd., 3.00%, 11/22/22(a)	CHF	100	115,081
Lunar Funding V for Swisscom AG, 1.13%, 10/12/26(a)	EUR	610	777,966
Nestle Finance International Ltd.
0.75%, 11/08/21(a)	EUR	100	121,130
0.75%, 05/16/23 (Call 02/16/23)(a)	EUR	302	370,684
1.13%, 04/01/26 (Call 02/01/26)(a)	EUR	798	1,014,120
Nestle Holdings Inc., 0.25%, 10/04/27(a)	CHF	900	1,012,089

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Switzerland (continued)
Novartis Finance SA
0.63%, 09/20/28(a)	EUR	100	$125,025
1.38%, 08/14/30 (Call 05/14/30)(a)	EUR	520	684,148
Pfandbriefbank schweizerischer Hypothekarinstitute AG
0.00%, 02/26/30(a)(c)	CHF	500	548,046
0.25%, 10/06/42(a)	CHF	400	435,673
Series 640, 0.38%, 09/23/43(a)	CHF	200	223,683
Series 670, 0.00%, 07/29/24(a)(c)	CHF	500	557,267
Series 675, 0.00%, 06/15/27(a)(c)	CHF	2,400	2,667,591
Series 682, 0.00%, 04/06/27(a)(c)	CHF	1,000	1,112,296
Series 691, 0.25%, 03/15/41(a)	CHF	200	218,313
Series 696, 0.13%, 11/19/32(a)	CHF	500	547,865
Pfandbriefzentrale der schweizerischen Kantonalbanken AG
Series 472, 0.00%, 07/25/23(a)(c)	CHF	400	444,248
Series 482, 0.00%, 06/14/24(a)(c)	CHF	1,600	1,782,832
Series 483, 0.00%, 01/27/27(a)(c)	CHF	2,500	2,782,304
Series 515, 0.10%, 12/03/31(a)	CHF	500	549,685
Series 519, 0.13%, 04/23/32(a)	CHF	400	439,914
Series 528, 0.00%, 03/15/30(a)(c)	CHF	200	219,249
Richemont International Holding SA
1.13%, 05/26/32 (Call 02/26/32)(a)	EUR	300	382,313
1.50%, 03/26/30 (Call 12/26/29)(a)	EUR	510	674,595
Roche Finance Europe BV, 0.50%, 02/27/23 (Call 11/27/22)(a)	EUR	462	564,464
Roche Kapitalmarkt AG, Series 2024, 0.10%, 09/23/24 (Call 06/23/24)(a)	CHF	200	223,135
Sika Capital BV, 1.50%, 04/29/31 (Call 01/29/31)(a) .	EUR	200	263,979
Swiss Re Finance Luxembourg SA, 2.53%, 04/30/50 (Call 04/30/30)(a)(b)	EUR	100	132,418
Swiss Re Finance UK PLC
1.38%, 05/27/23(a)	EUR	600	744,562
2.71%, 06/04/52 (Call 06/04/32)(a)(b)	EUR	100	132,011
Syngenta Finance NV, 3.38%, 04/16/26 (Call 01/16/26)(a)	EUR	200	263,004
UBS AG/London
0.00%, 03/31/26(a)(c)	EUR	200	239,802
0.50%, 03/31/31(a)	EUR	300	355,781
0.63%, 01/23/23 (Call 12/23/22)(a)	EUR	700	855,628
UBS Group AG
0.25%, 01/29/26 (Call 01/29/25)(a)(b)	EUR	570	688,444
0.63%, 02/24/33(a)	EUR	200	234,356
Zuercher Kantonalbank, 0.05%, 02/05/31(a)	CHF	500	546,532
Zurich Finance Ireland Designated Activity Co., 1.63%, 06/17/39 (Call 03/17/39)(a)	EUR	300	394,437

			31,253,105

United Arab Emirates — 0.0%
DP World PLC, 4.25%, 09/25/30(a)	GBP	300	470,517
Emirates Telecommunications Group Co. PJSC, 2.75%, 06/18/26(a)	EUR	400	543,670
First Abu Dhabi Bank PJSC, 1.38%, 02/19/23(a)	GBP	200	280,142
MDGH-GMTN BV, 6.88%, 03/14/26(a)	GBP	100	176,455

			1,470,784

United Kingdom — 2.2%
3i Group PLC, 3.75%, 06/05/40 (Call 03/05/40)(a)	GBP	200	309,525
AA Bond Co. Ltd., 2.88%, 07/31/43 (Call 10/31/21)(a)	GBP	100	139,170

Security		Par (000)	Value

United Kingdom (continued)
Affinity Sutton Capital Markets PLC, 4.25%, 10/08/42(a)	GBP	100	$188,075
Affordable Housing Finance PLC
2.89%, 08/11/45(a)	GBP	100	172,597
3.80%, 05/20/44(a)	GBP	100	193,285
Amcor UK Finance PLC, 1.13%, 06/23/27 (Call 04/23/27)	EUR	200	251,483
Anglian Water Services Financing PLC, 4.50%, 02/22/26(a)	GBP	100	156,719
Anglo American Capital PLC, 1.63%, 09/18/25(a)	EUR	300	382,855
Annington Funding PLC
2.65%, 07/12/25 (Call 06/12/25)(a)	GBP	100	145,749
3.18%, 07/12/29 (Call 04/12/29)(a)	GBP	240	359,005
3.69%, 07/12/34 (Call 04/12/34)(a)	GBP	300	475,078
Aspire Defence Finance PLC, Series B, 4.67%, 03/31/40	GBP	129	230,558
Aster Treasury PLC, 4.50%, 12/18/43(a)	GBP	100	198,827
Aviva PLC
1.88%, 11/13/27(a)	EUR	250	335,704
3.88%, 07/03/44 (Call 07/03/24)(a)(b)	EUR	450	600,686
5.13%, 06/04/50 (Call 06/04/30)(a)(b)	GBP	200	326,438
6.13%, (Call 09/29/22)(b)(d)	GBP	100	148,188
6.13%, 07/05/43 (Call 07/05/23)(a)(b)	EUR	200	272,470
6.88%, 05/20/58 (Call 05/20/38)(a)(b)	GBP	50	107,591
Babcock International Group PLC, 1.38%, 09/13/27 (Call 06/13/27)(a)	EUR	225	272,353
Bank of Scotland PLC, 4.88%, 12/20/24	GBP	125	200,156
Barclays PLC
0.75%, 06/09/25 (Call 06/09/24)(a)(b)	EUR	885	1,083,048
2.38%, 10/06/23 (Call 10/06/22)(a)(b)	GBP	317	449,133
3.13%, 01/17/24(a)	GBP	200	292,287
3.25%, 02/12/27(a)	GBP	300	450,227
3.25%, 01/17/33	GBP	300	456,191
BAT International Finance PLC
0.88%, 10/13/23 (Call 07/13/23)(a)	EUR	200	244,863
2.25%, 01/16/30 (Call 10/16/29)(a)	EUR	326	415,856
2.38%, 01/19/23(a)	EUR	102	127,713
4.00%, 11/23/55 (Call 08/23/55)(a)	GBP	100	139,348
6.00%, 11/24/34(a)	GBP	300	537,890
7.25%, 03/12/24	GBP	250	404,888
BAT Netherlands Finance BV, 3.13%, 04/07/28 (Call 01/07/28)(a)	EUR	200	271,811
BG Energy Capital PLC
1.25%, 11/21/22 (Call 08/21/22)(a)	EUR	200	245,592
5.13%, 12/01/25(a)	GBP	200	330,132
BP Capital Markets PLC
1.08%, 06/26/25 (Call 03/26/25)(a)	EUR	153	192,350
1.10%, 11/15/34(a)	EUR	300	366,597
1.12%, 01/25/24 (Call 10/25/23)(a)	EUR	300	373,863
1.23%, 05/08/31(a)	EUR	600	757,440
1.57%, 02/16/27(a)	EUR	150	195,250
1.95%, 03/03/25(a)	EUR	650	843,322
2.27%, 07/03/26(a)	GBP	200	293,162
2.82%, 04/07/32(a)	EUR	190	277,531
3.25%, (Call 03/22/26)(a)(b)(d)	EUR	600	775,252
4.25%, (Call 03/22/27)(a)(b)(d)	GBP	200	295,045
Series MPLE, 3.47%, 05/15/25(a)	CAD	300	263,182
British Telecommunications PLC
1.13%, 03/10/23(a)	EUR	300	370,338
1.75%, 03/10/26(a)	EUR	390	506,670

82	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
2.13%, 09/26/28 (Call 06/26/28)(a)	EUR	100	$134,519
3.13%, 11/21/31 (Call 08/21/31)(a)	GBP	300	451,265
Broadgate Financing PLC, Series C2, 5.10%, 04/05/35(a)	GBP	113	179,256
BUPA Finance PLC
2.00%, 04/05/24(a)	GBP	200	286,380
4.13%, 06/14/35 (Call 03/14/35)(a)	GBP	100	153,180
Cadent Finance PLC
2.13%, 09/22/28(a)	GBP	250	358,169
3.13%, 03/21/40(a)	GBP	400	605,663
Catalyst Housing Ltd., 3.13%, 10/31/47(a)	GBP	100	161,703
Centrica PLC, 7.00%, 09/19/33(a)	GBP	150	316,126
Channel Link Enterprises Finance PLC
Series A5, 3.04%, 06/30/50 (Call 06/20/29)(a)(b)	GBP	150	207,938
Series A7, 1.76%, 06/30/50 (Call 06/20/22)(a)(b)	EUR	285	341,927
Circle Anglia Social Housing PLC, 7.25%, 11/12/38(a)	GBP	50	121,875
Clarion Funding PLC
1.88%, 01/22/35(a)	GBP	400	548,216
2.63%, 01/18/29(a)	GBP	100	149,775
Clydesdale Bank PLC, 0.00%, 09/22/26(c)	EUR	400	484,592
CNH Industrial Finance Europe SA, 1.75%, 03/25/27 (Call 12/25/26)(a)	EUR	200	257,404
Coca-Cola European Partners PLC
1.13%, 05/26/24 (Call 02/26/24)(a)	EUR	497	619,300
1.88%, 03/18/30 (Call 12/18/29)(a)	EUR	200	265,479
Compass Group Finance Netherlands BV, 0.63%, 07/03/24 (Call 04/03/24)(a)	EUR	275	338,553
Coventry Building Society, 5.88%, 09/28/22(a)	GBP	200	296,751
CPUK Finance Ltd., 3.69%, 02/28/47 (Call 05/28/28)(a)	GBP	100	151,200
Diageo Finance PLC
2.38%, 05/20/26 (Call 02/20/26)(a)	EUR	400	537,420
2.50%, 03/27/32 (Call 12/27/31)(a)	EUR	200	286,967
DS Smith PLC, Series EMT7, 1.38%, 07/26/24 (Call 04/26/24)(a)	EUR	350	437,319
DWR Cymru Financing UK PLC, 1.38%, 03/31/33(a)	GBP	200	269,566
Eastern Power Networks PLC, 5.75%, 03/08/24(a)	GBP	50	78,971
easyJet PLC, 1.13%, 10/18/23 (Call 07/18/23)(a)	EUR	200	245,002
Eversholt Funding PLC, 3.53%, 08/07/42(a)	GBP	200	305,761
Experian Finance PLC, 3.25%, 04/07/32(a)	GBP	100	155,888
G4S International Finance PLC, 1.50%, 06/02/24 (Call 03/02/24)(a)	EUR	200	240,151
Gatwick Funding Ltd.
2.88%, 07/05/51(a)	GBP	100	132,909
6.13%, 03/02/28(a)	GBP	100	166,235
GlaxoSmithKline Capital PLC
1.00%, 09/12/26 (Call 06/12/26)(a)	EUR	400	505,427
1.63%, 05/12/35(a)	GBP	200	265,889
3.38%, 12/20/27(a)	GBP	200	314,908
4.00%, 06/16/25	EUR	256	360,112
5.25%, 12/19/33	GBP	200	386,029
6.38%, 03/09/39	GBP	250	572,117
Global Switch Holdings Ltd., 2.25%, 05/31/27 (Call 02/28/27)(a)	EUR	210	276,642
Grainger PLC, 3.00%, 07/03/30 (Call 04/03/30)(a)	GBP	200	289,917
Great Rolling Stock Co. Ltd. (The), 6.88%, 07/27/35(a)	GBP	66	118,585
Greene King Finance PLC, 3.59%, 03/15/35(a)	GBP	147	212,906

Security		Par (000)	Value

United Kingdom (continued)
Guinness Partnership Ltd. (The), 2.00%, 04/22/55(a)	GBP	200	$270,347
Hammerson PLC
1.75%, 03/15/23 (Call 12/15/22)(a)	EUR	200	246,240
7.25%, 04/21/28(a)	GBP	25	40,615
Heathrow Funding Ltd.
1.50%, 02/11/30(a)	EUR	336	418,168
2.75%, 08/09/51(a)	GBP	200	270,522
5.23%, 02/15/23(a)	GBP	310	461,672
6.45%, 12/10/31(a)	GBP	300	567,846
Series MPLE, 3.78%, 09/04/32 (Call 06/04/30)(a)	CAD	200	170,452
HSBC Bank Capital Funding Sterling 1 LP, 5.84%, (Call 11/05/31)(a)(b)(d)	GBP	200	391,828
HSBC Bank PLC
5.38%, 08/22/33(a)	GBP	200	365,400
6.50%, 07/07/23(a)	GBP	50	77,537
HSBC Holdings PLC
0.88%, 09/06/24(a)	EUR	337	417,453
1.50%, 12/04/24 (Call 12/04/23)(a)(b)	EUR	600	751,366
2.26%, 11/13/26 (Call 11/13/25)(a)(b)	GBP	440	631,718
3.00%, 07/22/28 (Call 07/22/27)(b)	GBP	220	326,974
3.13%, 06/07/28	EUR	550	776,956
3.20%, 12/05/23(a)	CAD	200	171,509
6.00%, 03/29/40(a)	GBP	150	294,160
6.50%, 05/20/24(a)	GBP	50	80,726
6.75%, 09/11/28(a)	GBP	400	721,340
Imperial Brands Finance PLC
1.38%, 01/27/25 (Call 10/27/24)(a)	EUR	218	271,626
4.88%, 06/07/32 (Call 03/07/32)(a)	GBP	100	161,889
8.13%, 03/15/24(a)	GBP	150	247,097
9.00%, 02/17/22(a)	GBP	150	221,157
Informa PLC, 1.50%, 07/05/23 (Call 06/05/23)(a)	EUR	300	372,447
InterContinental Hotels Group PLC, 3.75%, 08/14/25 (Call 05/14/25)(a)	GBP	200	301,486
ITV PLC, 1.38%, 09/26/26 (Call 06/26/26)(a)	EUR	100	125,441
Kennedy Wilson Europe Real Estate Ltd., 3.25%, 11/12/25 (Call 08/12/25)(a)	EUR	100	129,183
Land Securities Capital Markets PLC
2.38%, 03/29/29(a)	GBP	100	145,173
2.63%, 09/22/39(a)	GBP	340	496,949
Legal & General Group PLC
3.75%, 11/26/49 (Call 11/26/29)(a)(b)	GBP	100	148,452
5.13%, 11/14/48 (Call 11/14/28)(a)(b)	GBP	200	323,874
5.38%, 10/27/45 (Call 10/27/25)(a)(b)	GBP	100	159,200
Lloyds Bank Corporate Markets PLC
0.38%, 01/28/25(a)	EUR	200	244,061
1.75%, 07/11/24(a)	GBP	220	312,024
2.38%, 04/09/26(a)	EUR	400	533,750
Lloyds Bank PLC
0.13%, 06/18/26(a)	EUR	500	611,801
0.63%, 03/26/25(a)	EUR	300	374,195
4.88%, 01/13/23(a)	EUR	500	656,480
5.13%, 03/07/25(a)	GBP	200	324,780
6.00%, 02/08/29(a)	GBP	200	376,830
7.50%, 04/15/24(a)	GBP	330	545,426
7.63%, 04/22/25(a)	GBP	248	427,587
9.63%, 04/06/23(a)	GBP	140	225,913
Lloyds Banking Group PLC
0.63%, 01/15/24 (Call 01/15/23)(a)(b)	EUR	570	694,523
0.75%, 11/09/21(a)	EUR	100	121,084

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
2.71%, 12/03/35 (Call 12/03/30)(a)(b)	GBP	150	$209,583
4.00%, 03/07/25	AUD	250	211,873
4.50%, 03/18/30 (Call 03/18/25)(a)(b)	EUR	200	275,579
Logicor UK PLC, 1.88%, 11/17/26(a)	GBP	200	287,455
London & Quadrant Housing Trust
2.63%, 02/28/28 (Call 11/28/27)(a)	GBP	200	297,833
3.13%, 02/28/53 (Call 11/28/52)(a)	GBP	100	162,797
London & Quadrant Housing Trust Ltd., 5.50%, 01/27/40(a)	GBP	50	103,735
London Stock Exchange Group PLC, 1.75%, 12/06/27 (Call 09/06/27)(a)	EUR	250	330,738
M&G PLC
5.56%, 07/20/55 (Call 07/20/35)(a)(b)	GBP	300	486,854
5.63%, 10/20/51 (Call 10/20/31)(a)(b)	GBP	235	385,055
Manchester Airport Group Funding PLC
2.88%, 09/30/44(a)	GBP	100	136,695
4.13%, 04/02/24(a)	GBP	300	450,127
Martlet Homes Ltd., 3.00%, 05/09/52(a)	GBP	100	160,158
Metropolitan Funding PLC, 4.13%, 04/05/48(a)	GBP	100	174,471
Mondi Finance PLC, 1.63%, 04/27/26 (Call 01/27/26)(a)	EUR	300	385,271
Motability Operations Group PLC
0.38%, 01/03/26(a)	EUR	200	244,875
2.38%, 03/14/32(a)	GBP	200	295,477
3.63%, 03/10/36(a)	GBP	230	389,403
4.38%, 02/08/27(a)	GBP	100	163,630
National Grid Gas PLC, 1.38%, 02/07/31 (Call 11/07/30)(a)	GBP	550	719,102
National Westminster Bank PLC, 0.50%, 05/15/24(a)	EUR	350	432,322
Nationwide Building Society
0.50%, 02/23/24(a)	EUR	100	123,492
0.63%, 03/25/27(a)	EUR	150	189,124
0.75%, 10/26/22(a)	EUR	200	245,166
1.13%, 06/03/22(a)	EUR	250	305,536
2.00%, 07/25/29 (Call 07/25/24)(a)(b)	EUR	350	444,322
2.25%, 06/25/29(a)	EUR	300	425,878
3.25%, 01/20/28(a)	GBP	100	156,021
Natwest Group PLC
0.75%, 11/15/25 (Call 11/15/24)(a)(b)	EUR	400	490,958
2.50%, 03/22/23(a)	EUR	310	391,419
3.13%, 03/28/27 (Call 03/28/26)(a)(b)	GBP	250	372,486
3.62%, 08/14/30 (Call 05/14/25)(a)(b)	GBP	100	148,378
Network Rail Infrastructure Finance PLC
4.75%, 01/22/24(a)	GBP	150	232,447
4.75%, 11/29/35	GBP	50	99,794
Next Group PLC, 3.00%, 08/26/25 (Call 05/26/25)(a)	GBP	130	193,295
NIE Finance PLC, 2.50%, 10/27/25 (Call 07/27/25)(a)	GBP	300	440,781
Northumbrian Water Finance PLC, 1.63%, 10/11/26(a)	GBP	410	579,615
Notting Hill Genesis
3.75%, 12/20/32(a)	GBP	100	164,264
5.25%, 07/07/42(a)	GBP	150	308,787
Orbit Capital PLC, 3.50%, 03/24/45(a)	GBP	100	167,745
Peabody Capital No. 2 PLC, 3.25%, 09/14/48(a)	GBP	200	329,241
Pension Insurance Corp. PLC, 5.63%, 09/20/30(a)	GBP	100	167,857
Phoenix Group Holdings PLC
4.13%, 07/20/22(a)	GBP	250	359,343

Security		Par (000)	Value

United Kingdom (continued)
5.63%, 04/28/31 (Call 01/28/31)(a)	GBP	100	$166,077
Places for People Homes Ltd., 3.63%, 11/22/28(a)	GBP	100	157,614
Prs Finance PLC, 2.00%, 01/23/29(a)	GBP	200	294,117
Prudential PLC, 6.13%, 12/19/31(a)	GBP	200	377,390
Reckitt Benckiser Treasury Services Nederland BV, 0.75%, 05/19/30 (Call 02/19/30)(a)	EUR	200	246,740
RELX Capital Inc., 1.30%, 05/12/25 (Call 02/12/25)	EUR	350	442,932
RELX Finance BV, 0.00%, 03/18/24 (Call 02/18/24)(a)(c)	EUR	300	362,664
Rentokil Initial PLC, 0.88%, 05/30/26 (Call 02/28/26)(a)	EUR	100	124,485
RL Finance Bonds No. 2 PLC, 6.13%, 11/30/43 (Call 11/30/23)(a)(b)	GBP	100	154,503
RL Finance Bonds No. 4 PLC, 4.88%, 10/07/49 (Call 04/07/39)(a)(b)	GBP	200	312,141
Rothesay Life PLC, 3.38%, 07/12/26(a)	GBP	100	147,500
Royal Mail PLC, 2.38%, 07/29/24 (Call 04/29/24)(a)	EUR	250	323,103
Sanctuary Capital PLC
2.38%, 04/14/50(a)	GBP	100	143,549
6.70%, 03/23/39	GBP	50	118,028
Santander UK Group Holdings PLC
1.13%, 09/08/23(a)	EUR	400	494,824
2.92%, 05/08/26 (Call 05/08/25)(a)(b)	GBP	200	293,752
Santander UK PLC
0.05%, 01/12/27(a)	EUR	100	121,583
0.10%, 05/12/24	EUR	200	244,147
0.25%, 08/09/21(a)	EUR	100	120,623
1.13%, 03/10/25(a)	EUR	300	376,969
1.25%, 09/18/24(a)	EUR	240	304,395
5.25%, 02/16/29(a)	GBP	150	271,449
Scottish Widows Ltd., 5.50%, 06/16/23(a)	GBP	310	468,582
Segro PLC, 2.38%, 10/11/29(a)	GBP	100	147,727
Severn Trent Utilities Finance PLC
2.75%, 12/05/31(a)	GBP	100	151,522
3.63%, 01/16/26(a)	GBP	100	154,736
Sky Ltd.
2.25%, 11/17/25(a)	EUR	200	265,693
6.00%, 05/21/27	GBP	200	352,537
Smiths Group PLC, 2.00%, 02/23/27 (Call 11/23/26)(a)	EUR	100	129,570
South Eastern Power Networks PLC, 5.63%, 09/30/30(a)	GBP	300	554,488
Southern Electric Power Distribution PLC, 5.50%, 06/07/32(a)	GBP	150	282,336
Southern Gas Networks PLC, 3.10%, 09/15/36 (Call 06/15/36)(a)	GBP	400	615,754
Southern Water Services Finance Ltd.
6.19%, 03/31/29(a)	GBP	25	45,929
Series A4, 6.64%, 03/31/26(a)	GBP	240	410,368
SP Transmission PLC, 2.00%, 11/13/31 (Call 08/13/31)(a)	GBP	223	314,396
SSE PLC
0.88%, 09/06/25 (Call 06/06/25)(a)	EUR	530	660,721
8.38%, 11/20/28(a)	GBP	180	365,948
Stagecoach Group PLC, 4.00%, 09/29/25 (Call 06/29/25)(a)	GBP	100	149,447
Standard Chartered PLC
1.20%, 09/23/31 (Call 09/23/26)(a)(b)	EUR	200	240,914
1.63%, 10/03/27 (Call 10/03/26)(a)(b)	EUR	150	192,345
3.13%, 11/19/24(a)	EUR	390	518,768

84	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
3.63%, 11/23/22(a)	EUR	200	$254,178
4.38%, 01/18/38(a)	GBP	100	187,054
Stellantis NV, 3.75%, 03/29/24(a)	EUR	100	132,660
Student Finance PLC, 2.67%, 09/30/29(a)	GBP	100	139,790
Swan Housing Capital PLC, 3.63%, 03/05/48(a)	GBP	200	296,344
Tesco Corporate Treasury Services PLC, 0.88%, 05/29/26 (Call 02/28/26)(a)	EUR	200	247,985
Tesco Personal Finance Group PLC, 3.50%, 07/25/25 (Call 07/25/24)(a)	GBP	100	145,742
Tesco Property Finance 3 PLC, 5.74%, 04/13/40(a)	GBP	285	519,617
Tesco Property Finance 6 PLC, 5.41%, 07/13/44(a)	GBP	187	333,851
Thames Water Utilities Finance PLC
2.63%, 01/24/32(a)	GBP	210	304,933
3.50%, 02/25/28(a)	GBP	390	600,576
5.13%, 09/28/37(a)	GBP	160	303,600
THFC Funding No. 2 PLC, 6.35%, 07/08/41	GBP	250	557,787
UNITE USAF II PLC, 3.37%, 06/30/28(a)	GBP	200	289,360
United Utilities Water Finance PLC
1.75%, 02/10/38 (Call 11/10/37)(a)	GBP	200	266,545
2.00%, 02/14/25 (Call 11/14/24)(a)	GBP	250	360,817
2.63%, 02/12/31 (Call 11/12/30)(a)	GBP	200	299,536
University of Cambridge, 2.35%, 06/27/78(a)	GBP	100	185,797
University of Oxford, 2.54%, 12/08/2117(a)	GBP	100	170,384
University of Southampton, 2.25%, 04/11/57(a)	GBP	100	144,345
Virgin Money UK PLC, 3.13%, 06/22/25 (Call 06/22/24)(a)(b)	GBP	350	505,682
Vodafone Group PLC
0.38%, 12/03/24(a)	CHF	100	111,622
0.50%, 01/30/24(a)	EUR	230	281,993
1.13%, 11/20/25(a)	EUR	370	467,948
1.50%, 07/24/27(a)	EUR	220	286,049
1.60%, 07/29/31(a)	EUR	200	262,111
1.75%, 08/25/23(a)	EUR	400	504,517
2.50%, 05/24/39(a)	EUR	350	490,036
3.00%, 08/12/56(a)	GBP	200	292,849
4.20%, 12/13/27(a)	AUD	400	345,152
5.63%, 12/04/25	GBP	50	84,043
5.90%, 11/26/32(a)	GBP	50	98,182
Wales & West Utilities Finance PLC
1.88%, 05/28/41(a)	GBP	200	262,076
3.00%, 08/03/38(a)	GBP	100	156,782
Wellcome Trust Ltd. (The)
1.13%, 01/21/27 (Call 10/21/26)(a)	EUR	100	128,256
2.52%, 02/07/2118(a)	GBP	150	256,490
Western Power Distribution South West PLC, 2.38%, 05/16/29(a)	GBP	100	145,522
Western Power Distribution West Midlands PLC
3.88%, 10/17/24 (Call 07/17/24)(a)	GBP	270	409,170
5.75%, 04/16/32(a)	GBP	100	189,728
6.00%, 05/09/25(a)	GBP	150	248,305
Whitbread Group PLC, 3.38%, 10/16/25 (Call 07/16/25)(a)	GBP	100	146,888
WPP Finance SA
2.25%, 09/22/26(a)	EUR	207	277,858
3.75%, 05/19/32(a)	GBP	100	155,828
Yorkshire Building Society
0.75%, 11/10/22(a)	EUR	400	490,486
1.25%, 03/17/22(a)	EUR	100	121,987
Yorkshire Water Finance PLC, 3.63%, 08/01/29	GBP	200	317,073

			82,055,624

Security		Par (000)	Value

United States — 2.5%
3M Co., 0.38%, 02/15/22 (Call 11/15/21)	EUR	280	$338,442
Abbott Ireland Financing DAC, 1.50%, 09/27/26 (Call 06/27/26)(a)	EUR	400	516,984
AbbVie Inc.
0.75%, 11/18/27 (Call 08/18/27)	EUR	300	370,970
1.25%, 06/01/24 (Call 03/01/24)	EUR	100	124,727
1.38%, 05/17/24 (Call 02/17/24)	EUR	200	250,301
1.50%, 11/15/23 (Call 10/15/23)	EUR	270	337,877
Albemarle New Holding GmbH, 1.63%, 11/25/28 (Call 08/25/28)(a)	EUR	200	255,757
Altria Group Inc., 2.20%, 06/15/27 (Call 04/15/27)	EUR	350	451,725
American Honda Finance Corp., 1.38%, 11/10/22	EUR	200	247,044
American International Group Inc., 1.88%, 06/21/27 (Call 03/21/27)	EUR	150	194,940
American Tower Corp., 1.95%, 05/22/26 (Call 02/22/26)	EUR	225	292,927
Amgen Inc.
0.41%, 03/08/23 (Call 01/08/23)(a)	CHF	100	110,987
4.00%, 09/13/29(a)	GBP	200	328,374
Apple Inc.
0.38%, 11/25/24(a)	CHF	400	451,515
0.50%, 11/15/31 (Call 08/15/31)	EUR	300	366,550
0.75%, 02/25/30(a)	CHF	150	174,046
0.88%, 05/24/25 (Call 02/24/25)	EUR	540	676,743
2.51%, 08/19/24 (Call 06/19/24)	CAD	200	170,608
3.05%, 07/31/29	GBP	200	316,641
3.35%, 01/10/24(a)	AUD	150	124,401
Archer-Daniels-Midland Co., 1.00%, 09/12/25 (Call 06/12/25)	EUR	150	188,694
AT&T Inc.
0.25%, 03/04/26 (Call 02/04/26)	EUR	800	967,085
1.30%, 09/05/23 (Call 06/05/23)	EUR	640	793,514
1.45%, 06/01/22 (Call 03/01/22)	EUR	300	366,254
1.60%, 05/19/28 (Call 02/19/28)	EUR	550	710,297
2.60%, 12/17/29 (Call 09/17/29)	EUR	155	215,564
3.15%, 09/04/36 (Call 06/04/36)	EUR	400	575,739
3.55%, 12/17/32 (Call 09/17/32)	EUR	200	303,524
4.38%, 09/14/29	GBP	200	327,396
4.60%, 09/19/28(a)	AUD	100	88,690
4.88%, 06/01/44	GBP	300	557,557
5.50%, 03/15/27(a)	GBP	150	253,724
7.00%, 04/30/40	GBP	250	560,566
Series MPLE, 2.85%, 05/25/24 (Call 03/25/24)	CAD	200	170,192
Series MPLE, 4.00%, 11/25/25 (Call 09/25/25)	CAD	150	133,798
Series MPLE, 4.85%, 05/25/47 (Call 11/25/46)	CAD	150	126,394
Athene Global Funding, 0.63%, 01/12/28(a)	EUR	100	119,011
Bank of America Corp.
1.38%, 02/07/25 (Call 02/07/24)(a)(b)	EUR	700	875,338
1.66%, 04/25/28 (Call 04/25/27)(a)(b)	EUR	500	647,861
2.30%, 07/25/25(a)	GBP	400	584,662
2.93%, 04/25/25 (Call 04/25/24)(b)	CAD	200	170,906
3.65%, 03/31/29 (Call 03/31/28)(a)(b)	EUR	550	801,314
Series MPLE, 2.60%, 04/04/29 (Call 04/04/28)(b)	CAD	100	82,528
Series MPLE, 3.41%, 09/20/25 (Call 09/20/24)(b)	CAD	200	173,705
Baxter International Inc.
0.40%, 05/15/24 (Call 04/15/24)	EUR	320	391,191
1.30%, 05/15/29 (Call 02/15/29)	EUR	250	321,065
Becton Dickinson Euro Finance Sarl, 1.21%, 06/04/26 (Call 03/04/26)	EUR	200	252,208

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Berkshire Hathaway Finance Corp., 2.38%, 06/19/39 (Call 03/19/39)	GBP	450	$659,976
Berkshire Hathaway Inc.
0.00%, 03/12/25 (Call 02/12/25)(c)	EUR	300	361,674
0.75%, 03/16/23 (Call 12/16/22)	EUR	530	648,547
1.13%, 03/16/27 (Call 12/16/26)	EUR	440	559,005
Blackstone Holdings Finance Co. LLC, 1.50%, 04/10/29 (Call 01/10/29)(a)	EUR	100	129,337
Booking Holdings Inc.
1.80%, 03/03/27 (Call 12/03/26)	EUR	330	432,522
2.15%, 11/25/22 (Call 08/25/22)	EUR	383	475,648
Celanese U.S. Holdings LLC, 1.13%, 09/26/23 (Call 06/26/23)	EUR	381	470,490
Chubb INA Holdings Inc.
1.40%, 06/15/31 (Call 03/15/31)	EUR	100	128,099
2.50%, 03/15/38 (Call 09/15/37)	EUR	100	143,174
Citigroup Inc.
0.75%, 10/26/23 (Call 07/26/23)(a)	EUR	650	798,839
1.25%, 04/10/29 (Call 03/10/29)(a)	EUR	200	252,820
1.50%, 10/26/28 (Call 07/26/28)(a)	EUR	500	647,512
5.15%, 05/21/26(a)	GBP	450	739,888
7.38%, 09/01/39(a)	GBP	100	246,251
Coca-Cola Co. (The)
0.25%, 12/22/22(a)	CHF	50	55,521
1.63%, 03/09/35 (Call 12/09/34)	EUR	670	887,467
Colgate-Palmolive Co., 0.50%, 03/06/26 (Call 01/06/26)	EUR	360	444,501
Comcast Corp.
1.25%, 02/20/40 (Call 08/20/39)	EUR	400	484,086
1.88%, 02/20/36 (Call 11/20/35)	GBP	100	135,841
CyrusOne LP/CyrusOne Finance Corp., 1.45%, 01/22/27 (Call 11/22/26)	EUR	100	121,995
Danaher Corp., 2.50%, 03/30/30 (Call 12/30/29)	EUR	100	139,683
DH Europe Finance II Sarl
0.45%, 03/18/28 (Call 12/18/27)	EUR	275	332,541
0.75%, 09/18/31 (Call 06/18/31)	EUR	300	360,049
1.35%, 09/18/39 (Call 03/18/39)	EUR	200	242,939
DH Europe Finance Sarl
1.20%, 06/30/27 (Call 03/30/27)	EUR	300	380,638
2.50%, 07/08/25 (Call 04/08/25)	EUR	100	132,323
Digital Dutch Finco BV, 1.50%, 03/15/30 (Call 12/15/29)(a)	EUR	300	381,808
Digital Euro Finco LLC, 2.63%, 04/15/24 (Call 02/15/24)(a)	EUR	400	517,653
Digital Stout Holding LLC, 4.25%, 01/17/25 (Call 10/19/24)(a)	GBP	200	309,275
Dover Corp., 0.75%, 11/04/27 (Call 08/04/27)	EUR	200	245,864
Dow Chemical Co. (The), 1.13%, 03/15/32 (Call 12/15/31)	EUR	300	367,362
Eaton Capital Unlimited Co., 0.70%, 05/14/25 (Call 02/14/25)(a)	EUR	275	340,400
Ecolab Inc., 1.00%, 01/15/24 (Call 10/15/23)	EUR	350	432,883
Eli Lilly & Co.
0.63%, 11/01/31 (Call 08/01/31)	EUR	400	485,945
1.63%, 06/02/26 (Call 03/02/26)	EUR	250	324,544
Exxon Mobil Corp.
0.14%, 06/26/24 (Call 05/26/24)	EUR	350	424,861
0.84%, 06/26/32 (Call 03/26/32)	EUR	100	118,445
1.41%, 06/26/39 (Call 12/26/38)	EUR	250	294,633
FedEx Corp., 1.63%, 01/11/27 (Call 10/11/26)	EUR	240	310,664

Security		Par (000)	Value

United States (continued)
Fidelity National Information Services Inc.
1.00%, 12/03/28 (Call 09/03/28)	EUR	350	$433,300
1.10%, 07/15/24 (Call 04/15/24)	EUR	400	497,617
1.50%, 05/21/27 (Call 02/21/27)	EUR	350	447,410
2.25%, 12/03/29 (Call 09/03/29)	GBP	100	142,959
3.36%, 05/21/31 (Call 02/21/31)	GBP	150	232,146
Fiserv Inc.
1.63%, 07/01/30 (Call 04/01/30)	EUR	150	193,582
3.00%, 07/01/31 (Call 04/01/31)	GBP	100	150,330
Fresenius Medical Care AG & Co. KGaA
1.25%, 11/29/29 (Call 08/29/29)(a)	EUR	100	125,371
1.50%, 07/11/25 (Call 04/11/25)(a)	EUR	238	303,110
GE Capital European Funding Unlimited Co.
2.63%, 03/15/23(a)	EUR	170	215,435
4.63%, 02/22/27	EUR	100	149,600
GE Capital UK Funding Un Ltd. Co., 4.13%, 09/13/23(a)	GBP	300	448,561
GE Capital UK Funding Unlimited Co., 6.25%, 05/05/38	GBP	190	385,395
General Electric Co.
0.88%, 05/17/25 (Call 02/17/25)	EUR	430	531,760
1.50%, 05/17/29 (Call 02/17/29)	EUR	250	318,694
2.13%, 05/17/37 (Call 02/17/37)	EUR	100	128,913
4.13%, 09/19/35(a)	EUR	200	322,175
5.25%, 12/07/28	GBP	200	343,562
General Motors Financial Co. Inc, 2.20%, 04/01/24 (Call 03/01/24)(a)	EUR	509	648,561
General Motors Financial Co. Inc., 2.35%, 09/03/25 (Call 07/07/25)(a)	GBP	200	286,331
General Motors Financial of Canada Ltd., Series 5, 3.25%, 11/07/23	CAD	200	170,943
Goldman Sachs Group Inc. (The)
0.50%, 12/04/24(a)	CHF	250	279,031
0.88%, 01/21/30(a)	EUR	400	488,853
1.00%, 03/18/33 (Call 12/18/32)(a)	EUR	300	358,966
1.63%, 07/27/26(a)	EUR	455	584,575
2.00%, 07/27/23(a)	EUR	720	907,628
2.00%, 03/22/28(a)	EUR	300	397,099
2.88%, 06/03/26(a)	EUR	263	359,005
7.25%, 04/10/28	GBP	195	367,858
Harley-Davidson Financial Services Inc., 0.90%, 11/19/24 (Call 08/19/24)(a)	EUR	200	245,469
Honeywell International Inc., 0.75%, 03/10/32 (Call 12/10/31)	EUR	200	244,899
Illinois Tool Works Inc., 2.13%, 05/22/30 (Call 02/22/30)	EUR	260	362,199
International Business Machines Corp.
0.30%, 11/02/26	JPY	100,000	908,174
0.30%, 02/11/28	EUR	730	880,391
0.38%, 01/31/23	EUR	350	426,310
1.13%, 09/06/24	EUR	810	1,016,821
1.75%, 01/31/31	EUR	255	341,923
International Flavors & Fragrances Inc., 1.80%, 09/25/26 (Call 06/25/26)	EUR	200	257,914
John Deere Canada Funding Inc., 3.02%, 07/13/23	CAD	200	170,740
John Deere Cash Management SA
0.50%, 09/15/23(a)	EUR	330	405,839
2.20%, 04/02/32(a)	EUR	250	354,450
John Deere Financial Inc., 2.58%, 10/16/26	CAD	200	170,102

86	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Johnson & Johnson
0.65%, 05/20/24 (Call 02/20/24)	EUR	200	$247,029
1.65%, 05/20/35 (Call 02/20/35)	EUR	200	274,866
Johnson Controls International PLC, 1.00%, 09/15/23 (Call 06/15/23)	EUR	200	246,683
JPMorgan Chase & Co.
0.50%, 12/04/23(a)	CHF	50	56,011
1.05%, 11/04/32 (Call 11/04/31)(a)(b)	EUR	450	555,545
1.09%, 03/11/27 (Call 03/11/26)(a)(b)	EUR	800	1,003,757
1.50%, 10/26/22(a)	EUR	560	692,842
1.50%, 01/27/25(a)	EUR	520	661,356
1.81%, 06/12/29 (Call 06/12/28)(a)(b)	EUR	200	264,106
3.50%, 12/18/26(a)	GBP	100	156,865
Series MPLE, 1.90%, 03/05/28 (Call 03/05/27)(b)	CAD	200	162,395
Kellogg Co., 0.80%, 11/17/22	EUR	200	244,619
Kinder Morgan Inc., 2.25%, 03/16/27	EUR	100	132,946
Liberty Mutual Finance Europe DAC, 1.75%, 03/27/24(a)	EUR	254	320,582
LYB International Finance II BV, 0.88%, 09/17/26 (Call 06/17/26)	EUR	200	246,555
Marsh & McLennan Companies Inc., 1.98%, 03/21/30 (Call 12/21/29)	EUR	200	268,303
Mastercard Inc., 1.10%, 12/01/22 (Call 09/01/22)	EUR	200	245,435
McDonald’s Corp.
0.17%, 10/04/24(a)	CHF	100	111,097
0.63%, 01/29/24(a)	EUR	500	614,365
0.90%, 06/15/26 (Call 04/15/26)(a)	EUR	300	375,842
1.75%, 05/03/28(a)	EUR	200	266,150
5.88%, 04/23/32(a)	GBP	25	48,202
McKesson Corp.
1.50%, 11/17/25 (Call 08/17/25)	EUR	250	318,829
3.13%, 02/17/29 (Call 11/17/28)	GBP	100	150,337
Medtronic Global Holdings SCA
0.38%, 03/07/23 (Call 02/07/23)	EUR	500	609,400
1.00%, 07/02/31 (Call 04/02/31)	EUR	300	374,650
1.13%, 03/07/27 (Call 12/07/26)	EUR	920	1,166,005
1.75%, 07/02/49 (Call 01/02/49)	EUR	400	499,023
Merck & Co. Inc., 0.50%, 11/02/24 (Call 08/02/24)	EUR	450	553,974
Metropolitan Life Global Funding I
0.38%, 04/09/24(a)	EUR	100	122,295
3.50%, 09/30/26(a)	GBP	400	623,208
Microsoft Corp., 2.63%, 05/02/33 (Call 02/02/33)	EUR	250	377,764
Mohawk Capital Finance SA, 1.75%, 06/12/27 (Call 04/12/27)	EUR	200	257,767
Mondelez International Holdings Netherlands BV, 0.88%, 10/01/31 (Call 07/01/31)(a)	EUR	150	183,502
Mondelez International Inc.
0.63%, 12/30/21 (Call 11/30/21)(a)	CHF	50	55,192
1.63%, 03/08/27 (Call 12/08/26)	EUR	181	235,129
Morgan Stanley
0.50%, 02/07/31 (Call 02/07/30)(b)	EUR	400	470,835
1.00%, 12/02/22	EUR	580	712,287
1.34%, 10/23/26 (Call 10/23/25)(b)	EUR	830	1,050,440
1.75%, 03/11/24	EUR	470	595,218
Series MPLE, 3.00%, 02/07/24	CAD	200	171,114
Nasdaq Inc.
0.88%, 02/13/30 (Call 11/13/29)	EUR	100	121,899
1.75%, 03/28/29 (Call 12/28/28)	EUR	200	261,480
National Grid North America Inc., 0.75%, 08/08/23(a)	EUR	350	429,521

Security		Par (000)	Value

United States (continued)
New York Life Global Funding
0.25%, 01/23/27(a)	EUR	100	$121,248
1.25%, 12/17/26(a)	GBP	210	293,082
1.63%, 12/15/23(a)	GBP	350	497,599
1.75%, 12/15/22(a)	GBP	134	189,521
Oracle Corp., 3.13%, 07/10/25	EUR	100	136,277
PepsiCo Inc.
1.13%, 03/18/31 (Call 12/18/30)	EUR	400	514,677
2.15%, 05/06/24 (Call 03/06/24)	CAD	200	168,267
Pfizer Inc., 6.50%, 06/03/38(a)	GBP	150	348,552
Philip Morris International Inc.
1.45%, 08/01/39 (Call 05/01/39)	EUR	200	229,413
2.00%, 05/09/36 (Call 02/09/36)	EUR	100	128,220
2.88%, 03/03/26	EUR	400	544,098
PPG Industries Inc., 0.88%, 03/13/22 (Call 12/13/21)	EUR	150	181,881
Procter & Gamble Co. (The)
0.50%, 10/25/24	EUR	650	802,493
2.00%, 08/16/22(a)	EUR	200	248,272
Procter & Gamble Co.(The), 1.88%, 10/30/38	EUR	300	426,604
Prologis Euro Finance LLC
0.25%, 09/10/27 (Call 06/10/27)	EUR	300	361,552
1.00%, 02/06/35 (Call 11/06/34)	EUR	200	239,063
1.50%, 09/10/49 (Call 03/10/49)	EUR	100	117,745
1.88%, 01/05/29 (Call 10/05/28)	EUR	100	133,491
Public Storage, 0.88%, 01/24/32 (Call 10/24/31)	EUR	100	119,944
Schlumberger Finance BV
0.50%, 10/15/31 (Call 07/15/31)(a)	EUR	300	354,910
1.38%, 10/28/26 (Call 07/28/26)(a)	EUR	500	642,113
SES SA, 0.88%, 11/04/27 (Call 08/04/27)(a)	EUR	200	246,285
Simon International Finance SCA
1.13%, 03/19/33 (Call 12/19/32)(a)	EUR	100	120,210
1.25%, 05/13/25 (Call 02/13/25)(a)	EUR	270	341,033
Southern Power Co., Series 2016, 1.00%, 06/20/22	EUR	300	366,344
Stellantis NV, 0.63%, 03/30/27 (Call 12/30/26)(a)	EUR	400	482,459
Stryker Corp., 2.63%, 11/30/30 (Call 08/30/30)	EUR	560	794,069
Thermo Fisher Scientific Inc.
0.50%, 03/01/28 (Call 12/01/27)	EUR	175	212,420
1.40%, 01/23/26 (Call 11/23/25)	EUR	200	255,018
1.45%, 03/16/27 (Call 12/16/26)	EUR	300	385,737
1.88%, 10/01/49 (Call 04/01/49)	EUR	300	372,920
2.38%, 04/15/32 (Call 01/15/32)	EUR	250	348,175
Time Warner Cable LLC, 5.75%, 06/02/31	GBP	200	350,258
Toyota Motor Credit Corp.
0.25%, 07/16/26(a)	EUR	200	243,926
0.63%, 11/21/24(a)	EUR	320	395,470
0.75%, 07/21/22(a)	EUR	370	451,388
United Parcel Service Inc.
1.63%, 11/15/25 (Call 08/15/25)	EUR	350	452,630
5.13%, 02/12/50(a)	GBP	50	114,291
Upjohn Finance BV, 1.91%, 06/23/32
(Call 03/23/32)(a)	EUR	300	380,194
Utah Acquisition Sub Inc., 2.25%, 11/22/24 (Call 09/22/24)(a)	EUR	330	424,378
Verizon Communications Inc. 0.88%, 04/02/25	EUR	690	859,378
1.00%, 11/30/27(a)	CHF	200	231,246
1.38%, 10/27/26	EUR	100	128,484
1.38%, 11/02/28	EUR	700	907,637
1.85%, 05/18/40 (Call 11/18/39)	EUR	200	253,354

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
2.38%, 03/22/28 (Call 01/22/28)	CAD	200	$164,082
3.00%, 03/23/31 (Call 12/23/30)	AUD	200	154,501
3.38%, 10/27/36	GBP	300	478,027
4.05%, 02/17/25(a)	AUD	200	170,883
4.50%, 08/17/27(a)	AUD	200	176,278
Series 20Y, 2.88%, 01/15/38	EUR	400	584,507
Series MPLE, 2.50%, 05/16/30 (Call 02/16/30)	CAD	200	160,775
VF Corp., 0.63%, 09/20/23 (Call 06/20/23)	EUR	400	489,855
Walgreens Boots Alliance Inc., 2.13%, 11/20/26 (Call 08/20/26)	EUR	200	263,201
Walmart Inc.
4.88%, 09/21/29	EUR	200	331,941
5.63%, 03/27/34(a)	GBP	300	611,742
5.75%, 12/19/30	GBP	145	280,873
Walt Disney Co. (The), Series MPLE, 3.06%, 03/30/27	CAD	200	172,292
Wells Fargo & Co.
0.50%, 04/26/24(a)	EUR	400	488,776
1.00%, 02/02/27(a)	EUR	200	248,626
1.38%, 06/30/22(a)	GBP	250	349,094
1.38%, 10/26/26(a)	EUR	250	318,110
1.50%, 09/12/22(a)	EUR	340	419,414
1.50%, 05/24/27(a)	EUR	250	319,540
1.74%, 05/04/30 (Call 05/04/29)(a)(b)	EUR	520	674,639
2.00%, 07/28/25(a)	GBP	580	829,580
2.13%, 09/24/31(a)	GBP	100	139,132
2.25%, 05/02/23(a)	EUR	100	126,279
2.51%, 10/27/23	CAD	400	337,285
3.18%, 02/08/24 (Call 01/08/24)	CAD	100	85,856
3.50%, 09/12/29(a)	GBP	100	155,657
3.87%, 05/21/25	CAD	25	22,021
Series MPLE, 2.09%, 04/25/22	CAD	200	165,006
Series MPLE, 2.49%, 02/18/27	CAD	300	250,313
Wells Fargo Bank N.A., 5.25%, 08/01/23(a)	GBP	350	530,886
Welltower Inc., 4.80%, 11/20/28 (Call 08/20/28)	GBP	200	326,915
Whirlpool Finance Luxembourg Sarl, 1.25%, 11/02/26 (Call 08/02/26)	EUR	600	757,888
WPC Eurobond BV
1.35%, 04/15/28 (Call 01/15/28)	EUR	100	124,783
2.25%, 07/19/24 (Call 05/19/24)	EUR	300	385,452

			91,375,995

Total Corporate Bonds & Notes — 20.3% (Cost: $692,562,860)			743,883,542

Foreign Government Obligations

Australia — 2.7%
Australia Government Bond
0.25%, 11/21/24(a)	AUD	4,710	3,631,473
0.25%, 11/21/25(a)	AUD	6,250	4,748,009
1.00%, 12/21/30(a)	AUD	5,000	3,637,583
1.00%, 11/21/31(a)	AUD	3,810	2,729,577
1.25%, 05/21/32	AUD	630	460,194
1.50%, 06/21/31(a)	AUD	1,910	1,447,820
1.75%, 06/21/51(a)	AUD	1,686	1,050,932
2.25%, 11/21/22	AUD	1,210	965,995
2.25%, 05/21/28(a)	AUD	4,320	3,573,710
2.50%, 05/21/30(a)	AUD	2,262	1,887,816
2.75%, 04/21/24(a)	AUD	4,090	3,407,012

Security		Par (000)	Value

Australia (continued)
2.75%, 11/21/27(a)	AUD	5,460	$4,660,508
2.75%, 11/21/28(a)	AUD	3,570	3,046,731
2.75%, 11/21/29(a)	AUD	2,960	2,521,431
2.75%, 06/21/35(a)	AUD	1,220	1,022,294
2.75%, 05/21/41(a)	AUD	1,490	1,201,408
3.00%, 03/21/47(a)	AUD	1,244	1,029,461
3.25%, 04/21/25(a)	AUD	3,660	3,137,364
3.25%, 04/21/29(a)	AUD	2,080	1,835,586
3.25%, 06/21/39(a)	AUD	1,217	1,064,161
3.75%, 04/21/37(a)	AUD	1,550	1,446,348
4.25%, 04/21/26(a)	AUD	3,088	2,798,440
4.50%, 04/21/33(a)	AUD	1,050	1,044,783
4.75%, 04/21/27(a)	AUD	2,188	2,063,266
5.50%, 04/21/23(a)	AUD	9,510	8,127,615
5.75%, 07/15/22(a)	AUD	2,830	2,334,837
Australian Capital Territory
1.25%, 05/22/25(a)	AUD	170	135,012
1.75%, 10/23/31	AUD	300	224,095
2.50%, 05/21/26(a)	AUD	60	49,936
Australian Government Bond, 0.50%, 09/21/26(a)	AUD	5,670	4,302,620
National Housing Finance and Investment Corp., 1.52%, 05/27/30(a)	AUD	500	379,026
New South Wales Treasury Corp.
1.25%, 03/20/25(a)	AUD	1,140	905,576
1.25%, 11/20/30	AUD	1,530	1,126,621
2.00%, 03/20/31	AUD	600	470,278
2.25%, 11/20/40	AUD	100	71,038
2.25%, 05/07/41	AUD	650	460,996
3.00%, 05/20/27(a)	AUD	1,600	1,374,145
3.00%, 03/20/28	AUD	540	464,062
3.00%, 11/15/28(a)	AUD	200	172,341
3.00%, 04/20/29(a)	AUD	1,150	987,347
4.00%, 04/20/23	AUD	500	414,987
4.00%, 05/20/26(a)	AUD	700	625,364
5.00%, 08/20/24	AUD	150	133,374
6.00%, 03/01/22	AUD	300	243,044
Northern Territory Treasury, 2.50%, 05/21/32	AUD	1,000	780,970
Northern Territory Treasury Corp.
2.00%, 05/21/29	AUD	400	315,688
2.50%, 11/21/22	AUD	300	239,816
2.75%, 04/21/27	AUD	100	84,077
Queensland Treasury Corp.
1.25%, 03/10/31(e)	AUD	500	364,836
1.75%, 08/21/31(e)	AUD	1,710	1,299,848
1.75%, 07/20/34(e)	AUD	300	215,935
2.25%, 11/20/41(e)	AUD	300	208,740
2.75%, 08/20/27(e)	AUD	950	804,400
3.00%, 03/22/24(e)	AUD	1,650	1,372,071
3.25%, 07/21/28(e)	AUD	300	262,081
3.25%, 08/21/29(e)	AUD	342	298,978
3.50%, 08/21/30(e)	AUD	600	534,121
4.20%, 02/20/47(e)	AUD	300	283,664
4.25%, 07/21/23(e)	AUD	150	126,174
4.75%, 07/21/25(e)	AUD	2,680	2,423,875
5.75%, 07/22/24(a)	AUD	400	362,174
6.00%, 07/21/22(a)	AUD	170	140,702
South Australian Government Financing Authority
1.50%, 09/22/22(a)	AUD	100	78,720
1.75%, 05/24/32(a)	AUD	850	634,456
2.25%, 08/15/24(a)	AUD	1,000	818,596

88	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Australia (continued)
2.75%, 05/24/30	AUD	500	$418,483
3.00%, 09/20/27(a)	AUD	350	300,256
5.00%, 05/20/21	AUD	80	61,931
Tasmanian Public Finance Corp.
2.00%, 01/24/30(a)	AUD	200	156,168
4.00%, 06/11/24(a)	AUD	40	34,289
Treasury Corp of Victoria, 2.00%, 11/20/37	AUD	640	447,161
Treasury Corp. of Victoria
1.25%, 11/19/27	AUD	700	541,191
1.50%, 11/20/30	AUD	760	570,824
1.50%, 09/10/31	AUD	900	667,765
1.75%, 07/27/21(a)	AUD	200	155,092
2.25%, 11/20/34	AUD	1,010	770,633
2.50%, 10/22/29	AUD	890	735,838
3.00%, 10/20/28(a)	AUD	760	652,525
5.50%, 12/17/24	AUD	620	565,627
6.00%, 10/17/22	AUD	880	738,201
Western Australian Treasury Corp.
1.75%, 10/22/31	AUD	1,000	758,531
2.50%, 07/23/24(a)	AUD	100	82,524
2.75%, 10/20/22(a)	AUD	800	641,758
2.75%, 07/24/29(a)	AUD	600	506,526
3.00%, 10/21/26(a)	AUD	150	128,511
3.00%, 10/21/27(a)	AUD	40	34,368
3.25%, 07/20/28(a)	AUD	500	437,218
5.00%, 07/23/25(a)	AUD	50	45,631

			98,515,189

Austria — 1.0%
Autobahnen- und Schnell- strassen-Finanzierungs AG, 0.10%, 07/09/29(a)	EUR	400	486,918
KAF Karntner Ausgleichszahlungs-Fonds, 0.00%, 01/14/32(a)(c)	EUR	150	172,457
Republic of Austria Government Bond
0.00%, 09/20/22(c)(e)	EUR	1,150	1,397,064
0.00%, 04/20/23(c)(e)	EUR	400	487,780
0.00%, 07/15/23(c)(e)	EUR	1,345	1,642,215
0.00%, 07/15/24(c)(e)	EUR	520	637,995
0.00%, 02/20/30(c)(e)	EUR	950	1,150,769
0.00%, 02/20/31(c)(e)	EUR	940	1,128,788
0.00%, 10/20/40(c)(e)	EUR	640	702,873
0.50%, 04/20/27(e)	EUR	1,523	1,931,583
0.50%, 02/20/29(e)	EUR	1,352	1,714,399
0.75%, 10/20/26(e)	EUR	1,860	2,385,211
0.75%, 02/20/28(e)	EUR	1,030	1,328,964
0.75%, 03/20/51(e)	EUR	570	704,143
0.85%, 06/30/2120(e)	EUR	380	414,083
1.20%, 10/20/25(e)	EUR	1,117	1,448,935
1.50%, 02/20/47(e)	EUR	1,001	1,470,779
1.50%, 11/02/86(e)	EUR	310	485,329
1.65%, 10/21/24(e)	EUR	1,664	2,161,289
2.10%, 09/20/2117(e)	EUR	660	1,304,145
2.40%, 05/23/34(e)	EUR	875	1,354,533
3.15%, 06/20/44(e)	EUR	640	1,220,141
3.40%, 11/22/22(e)	EUR	1,294	1,656,741
3.80%, 01/26/62(e)	EUR	365	910,537
4.15%, 03/15/37(e)	EUR	1,574	3,032,559
4.85%, 03/15/26(e)	EUR	1,504	2,289,341
6.25%, 07/15/27	EUR	796	1,356,003

			34,975,574

Security		Par (000)	Value

Belgium — 1.6%
Flemish Community (The)
1.50%, 07/12/38(a)	EUR	100	$135,111
1.50%, 04/11/44(a)	EUR	100	134,508
Kingdom of Belgium Government Bond
0.00%, 10/22/27(c)(e)	EUR	1,776	2,178,526
0.10%, 06/22/30(a)	EUR	1,320	1,605,382
0.20%, 10/22/23(e)	EUR	3,318	4,077,511
0.40%, 06/22/40(e)	EUR	690	794,348
0.50%, 10/22/24(e)	EUR	1,100	1,374,340
0.65%, 06/22/71(e)	EUR	500	492,751
0.80%, 06/22/25(e)	EUR	2,610	3,316,890
0.80%, 06/22/27(e)	EUR	1,828	2,354,738
0.80%, 06/22/28(e)	EUR	2,801	3,622,472
0.90%, 06/22/29(e)	EUR	1,525	1,988,661
1.00%, 06/22/26(e)	EUR	1,310	1,694,305
1.00%, 06/22/31(e)	EUR	1,642	2,160,565
1.45%, 06/22/37(e)	EUR	1,140	1,575,121
1.60%, 06/22/47(e)	EUR	1,099	1,551,784
1.70%, 06/22/50(e)	EUR	1,122	1,622,679
1.90%, 06/22/38(e)	EUR	888	1,306,512
2.15%, 06/22/66(e)	EUR	664	1,107,326
2.25%, 06/22/23(a)	EUR	500	639,567
2.25%, 06/22/57(e)	EUR	807	1,345,151
2.60%, 06/22/24(e)	EUR	1,908	2,530,187
3.00%, 06/22/34(e)	EUR	1,660	2,695,477
3.75%, 06/22/45(a)	EUR	992	1,974,225
4.00%, 03/28/32(a)	EUR	1,970	3,370,829
4.25%, 09/28/22(e)	EUR	1,670	2,150,406
4.25%, 03/28/41(e)	EUR	1,762	3,551,286
4.50%, 03/28/26(e)	EUR	270	405,311
5.00%, 03/28/35(e)	EUR	660	1,298,798
5.50%, 03/28/28	EUR	1,287	2,175,715
Series 86, 1.25%, 04/22/33(a)	EUR	690	933,253
Ministeries Van de Vlaamse Gemeenschap
0.13%, 10/15/35(a)	EUR	400	453,351
0.88%, 03/21/46(a)	EUR	300	354,127
1.00%, 10/13/36(a)	EUR	400	507,228
Region Wallonne, 1.25%, 06/22/71(a)	EUR	200	222,823
Region Wallonne Belgium, 0.25%, 05/03/26(a)	EUR	500	614,317

			58,315,581

Bulgaria — 0.0%
Bulgaria Government International Bond
0.38%, 09/23/30(a)	EUR	300	355,723
1.38%, 09/23/50(a)	EUR	200	229,613
2.63%, 03/26/27(a)	EUR	100	138,125
2.95%, 09/03/24(a)	EUR	400	531,463
3.00%, 03/21/28(a)	EUR	100	143,240
3.13%, 03/26/35(a)	EUR	100	153,032

			1,551,196

Canada — 4.4%
Canada Housing Trust No. 1
0.95%, 06/15/25(e)	CAD	2,100	1,707,039
1.10%, 03/15/31(e)	CAD	900	677,531
1.40%, 03/15/31(e)	CAD	1,060	820,996
1.75%, 06/15/22(e)	CAD	1,750	1,446,673
1.75%, 06/15/30(e)	CAD	970	782,253
1.90%, 09/15/26(e)	CAD	160	134,542
1.95%, 12/15/25(e)	CAD	1,750	1,478,353
2.25%, 12/15/25(e)	CAD	100	85,580

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
2.35%, 06/15/23(e)	CAD	4,770	$4,038,447
2.35%, 06/15/27(e)	CAD	700	601,327
2.35%, 03/15/28(e)	CAD	350	299,989
2.55%, 12/15/23(e)	CAD	800	684,383
2.55%, 03/15/25(e)	CAD	910	786,519
2.65%, 03/15/28(e)	CAD	800	698,391
2.65%, 12/15/28(e)	CAD	920	802,753
2.90%, 06/15/24(e)	CAD	1,350	1,172,729
3.15%, 09/15/23(e)	CAD	1,500	1,296,765
Canadian Government Bond
0.25%, 08/01/22	CAD	3,000	2,439,701
0.25%, 11/01/22	CAD	5,095	4,142,514
0.25%, 02/01/23	CAD	7,000	5,689,847
0.25%, 03/01/26	CAD	5,160	4,060,176
0.50%, 09/01/25	CAD	5,890	4,724,592
0.50%, 12/01/30	CAD	4,340	3,201,094
1.00%, 09/01/22	CAD	2,100	1,724,895
1.25%, 03/01/25	CAD	5,870	4,879,610
1.25%, 06/01/30	CAD	4,860	3,871,803
1.50%, 09/01/24	CAD	1,630	1,366,937
1.75%, 03/01/23	CAD	2,895	2,416,414
2.00%, 09/01/23	CAD	5,390	4,549,691
2.00%, 06/01/28	CAD	470	402,067
2.00%, 12/01/51	CAD	4,540	3,626,686
2.25%, 06/01/25	CAD	1,500	1,295,180
2.50%, 06/01/24	CAD	2,144	1,850,546
2.75%, 12/01/48	CAD	1,310	1,222,085
2.75%, 12/01/64	CAD	870	835,687
3.50%, 12/01/45	CAD	1,564	1,635,081
4.00%, 06/01/41	CAD	2,290	2,499,752
5.00%, 06/01/37	CAD	3,690	4,323,947
5.75%, 06/01/33	CAD	1,790	2,089,594
City of Montreal Canada
3.00%, 09/01/27	CAD	300	263,304
3.15%, 12/01/36	CAD	250	213,477
3.50%, 09/01/23	CAD	60	52,041
3.50%, 12/01/38	CAD	200	177,291
City of Ottawa Ontario
2.50%, 05/11/51	CAD	100	72,597
3.10%, 07/27/48	CAD	100	82,271
City of Toronto Canada
2.40%, 06/07/27	CAD	250	213,075
2.80%, 11/22/49	CAD	200	154,594
2.95%, 04/28/35	CAD	50	41,980
3.20%, 08/01/48	CAD	100	83,783
CPPIB Capital Inc.
1.13%, 12/14/29(a)	GBP	250	344,750
1.95%, 09/30/29(a)	CAD	500	408,803
Export Development Canada, 0.25%, 03/07/26(a)	EUR	600	740,460
Hydro-Quebec
2.10%, 02/15/60	CAD	300	200,306
4.00%, 02/15/55	CAD	890	900,447
5.00%, 02/15/45	CAD	400	447,774
5.00%, 02/15/50	CAD	1,120	1,291,487
6.00%, 08/15/31	CAD	200	220,091
6.00%, 02/15/40	CAD	200	240,829
6.50%, 02/15/35	CAD	400	475,906
9.63%, 07/15/22	CAD	320	289,223
Labrador-Island Link Funding Trust, Series A 3.76%, 06/01/33(e)	CAD	300	282,235

Security		Par (000)	Value

Canada (continued)
Municipal Finance Authority of British Columbia
2.15%, 12/01/22	CAD	300	$250,740
2.15%, 06/03/24	CAD	1,180	1,000,228
Muskrat Falls/Labrador Transmission Assets Funding Trust, Series A 3.63%, 06/01/29(e)	CAD	300	276,874
OMERS Finance Trust, 0.45%, 05/13/25(a)	EUR	250	308,278
Ontario Electricity Financial Corp., 8.25%, 06/22/26	CAD	300	326,308
Ontario Teachers’ Finance Trust, 0.50%, 05/06/25(a)	EUR	470	583,076
OPB Finance Trust, Series F 2.98%, 01/25/27(Call 10/25/26)	CAD	200	174,459
Province of Alberta Canada
0.63%, 01/16/26(a)	EUR	200	249,550
1.60%, 09/01/22	CAD	250	206,712
2.05%, 06/01/30	CAD	1,100	886,778
2.20%, 06/01/26	CAD	300	254,120
2.35%, 06/01/25	CAD	350	299,130
2.55%, 12/15/22	CAD	200	168,356
2.55%, 06/01/27	CAD	1,080	926,946
2.90%, 12/01/28	CAD	550	479,473
2.90%, 09/20/29	CAD	300	260,253
2.95%, 06/01/52	CAD	470	379,351
3.05%, 12/01/48	CAD	700	576,325
3.10%, 06/01/50	CAD	600	498,124
3.30%, 12/01/46	CAD	990	850,489
3.45%, 12/01/43	CAD	25	22,048
3.90%, 12/01/33	CAD	200	186,768
Province of British Columbia Canada
0.88%, 10/08/25(a)	EUR	300	378,926
2.20%, 06/18/30	CAD	1,540	1,272,134
2.30%, 06/18/26	CAD	200	171,000
2.55%, 06/18/27	CAD	300	259,158
2.80%, 06/18/48	CAD	580	473,962
2.85%, 06/18/25	CAD	550	480,559
2.95%, 12/18/28	CAD	200	176,381
2.95%, 06/18/50	CAD	820	689,348
3.20%, 06/18/44	CAD	400	350,317
3.30%, 12/18/23	CAD	400	348,438
4.30%, 06/18/42	CAD	410	419,232
4.95%, 06/18/40	CAD	170	185,825
5.00%, 06/18/31	CAD	120	123,362
6.35%, 06/18/31	CAD	40	45,101
Province of Manitoba Canada
0.75%, 12/15/21(a)	GBP	100	138,888
2.05%, 09/05/52	CAD	100	67,273
2.45%, 06/02/25	CAD	50	42,908
2.55%, 06/02/26	CAD	200	172,370
2.60%, 06/02/27	CAD	200	172,491
2.75%, 06/02/29	CAD	300	259,255
2.85%, 09/05/46	CAD	590	476,877
3.00%, 06/02/28	CAD	300	264,347
3.20%, 03/05/50	CAD	230	198,097
3.25%, 09/05/29	CAD	600	536,727
3.40%, 09/05/48	CAD	690	615,156
4.10%, 03/05/41	CAD	400	390,258
4.60%, 03/05/38	CAD	70	71,703
Province of New Brunswick Canada
1.80%, 08/14/25	CAD	500	418,310
2.35%, 08/14/27	CAD	570	484,537
2.60%, 08/14/26	CAD	200	172,803

90	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
2.85%, 06/02/23	CAD	50	$42,636
3.05%, 08/14/50	CAD	200	165,866
3.10%, 08/14/28	CAD	200	177,199
3.10%, 08/14/48	CAD	100	83,733
3.55%, 06/03/43	CAD	210	189,237
3.80%, 08/14/45	CAD	200	187,025
4.55%, 03/26/37	CAD	60	60,527
4.65%, 09/26/35	CAD	400	404,994
Province of Newfoundland and Labrador Canada
2.30%, 06/02/25	CAD	500	425,398
2.65%, 10/17/50	CAD	200	145,519
2.85%, 06/02/28	CAD	500	432,917
2.85%, 06/02/29	CAD	870	748,920
3.00%, 06/02/26	CAD	130	113,875
3.30%, 10/17/46	CAD	250	207,090
3.70%, 10/17/48	CAD	120	106,529
Province of Nova Scotia Canada
2.10%, 06/01/27	CAD	600	503,543
3.15%, 12/01/51	CAD	560	479,473
3.50%, 06/02/62	CAD	30	27,991
4.40%, 06/01/42	CAD	20	20,381
4.70%, 06/01/41	CAD	200	210,504
Province of Ontario Canada
0.25%, 12/15/26(a)	GBP	200	268,401
0.38%, 06/14/24(a)	EUR	200	246,610
0.38%, 04/08/27(a)	EUR	200	247,694
0.63%, 04/17/25(a)	EUR	400	500,058
1.05%, 09/08/27	CAD	300	236,181
1.35%, 12/02/30	CAD	1,500	1,136,230
1.75%, 09/08/25	CAD	1,300	1,086,021
1.85%, 02/01/27	CAD	500	416,298
1.90%, 12/02/51	CAD	520	341,280
1.95%, 01/27/23	CAD	150	125,209
2.05%, 06/02/30	CAD	750	608,700
2.30%, 09/08/24	CAD	300	255,849
2.40%, 06/02/26	CAD	2,860	2,448,971
2.60%, 09/08/23	CAD	1,000	851,886
2.60%, 06/02/25	CAD	750	647,370
2.60%, 06/02/27	CAD	1,360	1,173,644
2.65%, 02/05/25	CAD	1,000	865,071
2.65%, 12/02/50	CAD	2,000	1,560,023
2.70%, 06/02/29	CAD	960	827,019
2.80%, 06/02/48	CAD	1,040	838,121
2.85%, 06/02/23	CAD	1,550	1,321,784
2.90%, 06/02/28	CAD	1,000	876,370
2.90%, 12/02/46	CAD	1,600	1,313,946
2.90%, 06/02/49	CAD	1,450	1,190,245
3.45%, 06/02/45	CAD	2,040	1,836,547
3.50%, 06/02/24	CAD	470	414,060
3.50%, 06/02/43	CAD	1,620	1,469,839
4.60%, 06/02/39	CAD	400	413,907
4.65%, 06/02/41	CAD	1,750	1,840,132
4.70%, 06/02/37	CAD	1,703	1,765,156
5.60%, 06/02/35	CAD	500	555,036
5.85%, 03/08/33	CAD	290	320,200
6.20%, 06/02/31	CAD	580	644,572
6.50%, 03/08/29	CAD	50	54,245
Province of Quebec Canada
0.20%, 04/07/25(a)	EUR	500	615,106
0.88%, 01/15/25(a)	EUR	100	126,009

Security		Par (000)	Value

Canada (continued)
0.88%, 05/04/27(a)	EUR	550	$702,206
1.13%, 10/28/25(a)	EUR	300	384,527
1.50%, 12/15/23(a)	GBP	200	285,121
1.65%, 03/03/22	CAD	400	329,052
1.90%, 09/01/30	CAD	2,370	1,903,167
2.25%, 02/22/24	CAD	400	340,137
2.30%, 09/01/29	CAD	2,010	1,687,864
2.45%, 03/01/23	CAD	1,000	844,123
2.50%, 09/01/26	CAD	1,800	1,552,577
2.60%, 07/06/25	CAD	300	260,070
2.75%, 09/01/25	CAD	250	217,849
2.75%, 09/01/27	CAD	500	436,449
2.75%, 09/01/28	CAD	590	513,893
3.00%, 09/01/23	CAD	50	43,003
3.10%, 12/01/51	CAD	960	825,989
3.50%, 12/01/45	CAD	1,160	1,059,662
3.50%, 12/01/48	CAD	1,280	1,177,398
3.75%, 09/01/24	CAD	100	89,246
4.25%, 12/01/43	CAD	200	203,121
5.00%, 12/01/38	CAD	950	1,029,185
5.00%, 12/01/41	CAD	1,500	1,656,133
5.75%, 12/01/36	CAD	400	459,145
6.25%, 06/01/32	CAD	110	124,384
Province of Saskatchewan Canada
2.20%, 06/02/30	CAD	400	328,912
2.65%, 06/02/27	CAD	450	389,366
2.75%, 12/02/46	CAD	300	239,007
3.10%, 06/02/50	CAD	400	339,727
3.20%, 06/03/24	CAD	20	17,471
3.30%, 06/02/48	CAD	200	176,088
3.40%, 02/03/42	CAD	100	89,344
3.75%, 03/05/54	CAD	400	385,697
3.90%, 06/02/45	CAD	150	144,147
4.75%, 06/01/40	CAD	100	105,539
PSP Capital Inc.
1.73%, 06/21/22(a)	CAD	300	247,830
3.00%, 11/05/25(a)	CAD	200	175,872
Regional Municipality of Peel Ontario, 3.85%, 10/30/42	CAD	100	92,968
Regional Municipality of York, 2.60%, 12/15/25	CAD	50	43,190
South Coast British Columbia Transportation Authority, 3.25%, 11/23/28	CAD	250	223,653
Unedic Asseo, 0.10%, 11/25/26(a)	EUR	600	734,855

			160,608,136

Chile — 0.1%
Bonos de la Tesoreria de la Republica en pesos
4.50%, 03/01/26	CLP	780,000	1,190,031
4.70%, 09/01/30(e)	CLP	350,000	530,064
5.00%, 03/01/35	CLP	600,000	913,133
5.10%, 07/15/50	CLP	250,000	371,936
6.00%, 01/01/43	CLP	315,000	536,373
Chile Government International Bond
0.83%, 07/02/31 (Call 04/02/31)	EUR	100	122,670
1.25%, 01/29/40 (Call 10/31/39)	EUR	200	236,325
1.25%, 01/22/51 (Call 07/31/50)	EUR	200	211,351
1.63%, 01/30/25	EUR	300	383,069
1.75%, 01/20/26	EUR	300	389,121

			4,884,073

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

China — 13.5%
Agricultural Development Bank of China
2.20%, 04/01/23	CNY	12,000	$1,828,769
2.25%, 04/22/25	CNY	25,000	3,718,651
2.87%, 05/14/27	CNY	5,000	748,930
2.96%, 04/17/30	CNY	24,000	3,533,153
3.06%, 08/05/23	CNY	32,000	4,945,450
3.12%, 07/17/22	CNY	37,000	5,744,820
3.20%, 04/03/22	CNY	16,000	2,487,312
3.24%, 08/14/24	CNY	11,000	1,702,531
3.25%, 09/10/22	CNY	2,000	310,945
3.51%, 04/03/24	CNY	32,500	5,074,450
3.55%, 11/21/23	CNY	24,000	3,749,919
3.63%, 07/19/26	CNY	37,800	5,917,220
3.74%, 07/12/29	CNY	25,200	3,939,673
3.75%, 01/25/29	CNY	32,650	5,115,730
3.79%, 10/26/30	CNY	10,000	1,569,899
3.83%, 01/06/24	CNY	12,300	1,934,986
3.85%, 01/06/27	CNY	33,100	5,224,291
3.95%, 02/26/31	CNY	13,000	2,063,126
4.00%, 11/12/25	CNY	46,000	7,311,523
4.37%, 05/25/23	CNY	12,000	1,905,407
4.39%, 09/08/27	CNY	10,800	1,759,341
4.65%, 05/11/28	CNY	18,000	2,981,772
4.99%, 01/24/23	CNY	5,000	798,887
China Development Bank
0.38%, 11/16/21(a)	EUR	150	180,890
0.63%, 12/12/22(a)	EUR	300	365,004
1.25%, 01/21/23(a)	GBP	242	338,110
1.86%, 04/09/23	CNY	10,000	1,514,966
2.97%, 10/25/22	CNY	14,000	2,168,697
3.00%, 08/07/23	CNY	10,000	1,544,603
3.05%, 08/25/26	CNY	51,000	7,761,473
3.07%, 03/10/30	CNY	7,900	1,173,458
3.09%, 06/18/30	CNY	19,450	2,890,466
3.10%, 11/21/22	CNY	5,000	776,033
3.23%, 01/10/25	CNY	90,000	13,911,721
3.24%, 02/25/23	CNY	33,600	5,219,773
3.34%, 07/14/25	CNY	15,000	2,323,511
3.39%, 07/10/27	CNY	8,000	1,232,184
3.42%, 07/02/24	CNY	33,800	5,264,997
3.45%, 09/20/29	CNY	17,000	2,604,574
3.48%, 01/08/29	CNY	124,500	19,168,171
3.50%, 08/13/26	CNY	8,200	1,275,546
3.65%, 05/21/29	CNY	10,000	1,555,791
3.68%, 02/26/26	CNY	20,000	3,138,129
3.70%, 10/20/30	CNY	5,000	779,363
3.76%, 08/14/23	CNY	29,000	4,552,438
3.80%, 01/25/36	CNY	50,000	7,798,578
3.85%, 01/09/24	CNY	15,000	2,366,484
4.04%, 07/06/28	CNY	27,600	4,414,934
4.15%, 10/26/25	CNY	38,000	6,073,247
4.21%, 04/13/25	CNY	23,000	3,673,425
4.69%, 03/23/23	CNY	42,000	6,695,014
4.73%, 04/02/25	CNY	37,500	6,098,451
4.88%, 02/09/28	CNY	77,900	13,039,989
5.25%, 06/24/28	CNY	10,000	1,714,687
5.90%, 01/20/24	CNY	18,700	3,093,165
China Government Bond
1.99%, 04/09/25	CNY	246,500	36,715,311
2.24%, 03/05/23	CNY	36,000	5,523,467

Security		Par (000)	Value

China (continued)
2.36%, 07/02/23	CNY	75,000	$11,498,184
2.64%, 08/13/22	CNY	110,000	17,007,294
2.68%, 05/21/30	CNY	116,760	17,290,548
2.69%, 03/07/22	CNY	37,000	5,731,098
2.70%, 11/03/26	CNY	5,000	758,765
2.75%, 08/08/22	CNY	30,000	4,644,796
2.75%, 03/17/23	CNY	11,600	1,793,980
2.75%, 09/01/23	CNY	20,000	3,089,856
2.79%, 11/17/23	CNY	10,000	1,550,568
2.85%, 06/04/27	CNY	57,000	8,684,892
2.90%, 05/05/26	CNY	18,000	2,764,738
3.12%, 12/05/26	CNY	11,500	1,786,867
3.17%, 04/19/23	CNY	14,200	2,218,241
3.19%, 04/11/24	CNY	69,500	10,864,402
3.22%, 12/06/25	CNY	30,000	4,684,432
3.25%, 06/06/26	CNY	31,630	4,944,036
3.25%, 11/22/28	CNY	46,000	7,160,831
3.29%, 05/23/29	CNY	65,700	10,224,388
3.30%, 07/12/23	CNY	24,000	3,760,377
3.39%, 03/16/50	CNY	115,500	16,874,797
3.40%, 02/09/27	CNY	12,000	1,900,419
3.52%, 04/25/46	CNY	8,000	1,200,525
3.54%, 08/16/28	CNY	38,000	6,034,610
3.60%, 09/06/25	CNY	21,730	3,468,473
3.61%, 06/07/25	CNY	10,000	1,591,347
3.69%, 05/17/28	CNY	10,000	1,613,567
3.73%, 05/25/70	CNY	30,000	4,677,803
3.74%, 09/22/35	CNY	7,280	1,156,554
3.81%, 09/14/50	CNY	19,000	3,005,649
3.86%, 07/22/49	CNY	15,000	2,391,493
3.97%, 07/23/48	CNY	40,600	6,575,801
4.00%, 06/24/69	CNY	26,000	4,295,595
4.05%, 07/24/47	CNY	18,400	3,015,536
4.08%, 10/22/48	CNY	34,800	5,769,008
4.09%, 04/27/35	CNY	11,000	1,821,123
4.22%, 03/19/48	CNY	4,000	673,797
4.50%, 06/23/41	CNY	14,850	2,660,402
China Government International Bond
0.13%, 11/12/26 (Call 08/12/26)(a)	EUR	800	965,736
1.00%, 11/12/39 (Call 08/12/39)(a)	EUR	200	238,453
Export-Import Bank of China (The)
0.75%, 05/28/23(a)	EUR	100	121,844
2.17%, 04/07/23	CNY	36,000	5,484,694
2.93%, 03/02/25	CNY	58,100	8,875,209
2.95%, 08/10/22	CNY	13,000	2,014,694
3.23%, 03/23/30	CNY	20,000	3,007,093
3.26%, 02/24/27	CNY	15,000	2,297,180
3.28%, 02/11/24	CNY	62,700	9,732,040
3.33%, 02/22/26	CNY	15,000	2,317,183
3.34%, 09/04/23	CNY	6,000	933,131
3.43%, 10/23/25	CNY	7,000	1,086,685
3.74%, 11/16/30	CNY	6,000	938,101
3.86%, 05/20/29	CNY	29,200	4,607,116
3.87%, 09/14/25	CNY	11,000	1,736,441
3.88%, 01/12/36	CNY	2,700	423,773
4.37%, 06/19/23	CNY	7,000	1,112,699
4.89%, 03/26/28	CNY	21,800	3,654,511
Italy Buoni Poliennali Del Tesoro, 1.75%, 07/01/24(a)	EUR	3,740	4,770,137

			494,814,947

92	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Colombia — 0.2%
Colombia Government International Bond, 3.88%, 03/22/26(Call 12/22/25)	EUR	100	$135,668
Colombian TES
5.75%, 11/03/27	COP	5,148,700	1,344,523
6.25%, 11/26/25	COP	6,268,700	1,742,817
7.00%, 06/30/32	COP	2,425,900	635,253
7.25%, 10/18/34	COP	4,501,400	1,184,958
7.75%, 09/18/30	COP	2,864,600	804,913

			5,848,132

Croatia — 0.1%
Croatia Government International Bond
1.13%, 06/19/29(a)	EUR	150	185,140
1.50%, 06/17/31(a)	EUR	200	251,368
1.75%, 03/04/41(a)	EUR	180	218,279
2.70%, 06/15/28(a)	EUR	300	415,325
2.75%, 01/27/30(a)	EUR	250	348,551
3.00%, 03/20/27(a)	EUR	200	277,175

			1,695,838

Cyprus — 0.0%
Cyprus Government International Bond
1.25%, 01/21/40(a)	EUR	472	584,330
2.38%, 09/25/28(a)	EUR	400	557,446
4.25%, 11/04/25(a)	EUR	300	430,847

			1,572,623

Czech Republic — 0.2%
Czech Republic Government Bond
0.45%, 10/25/23(a)	CZK	13,470	619,091
0.95%, 05/15/30(a)	CZK	16,960	737,974
1.00%, 06/26/26(a)	CZK	7,000	318,214
1.20%, 03/13/31	CZK	17,110	754,207
1.25%, 02/14/25	CZK	37,500	1,743,980
1.50%, 04/24/40	CZK	8,830	365,020
2.00%, 10/13/33	CZK	12,000	563,099
2.50%, 08/25/28(a)	CZK	14,600	720,154
2.75%, 07/23/29	CZK	17,230	870,037
4.20%, 12/04/36(a)	CZK	8,700	520,008
4.70%, 09/12/22(a)	CZK	4,000	196,478
5.70%, 05/25/24(a)	CZK	11,440	608,363
Czech Republic International, 3.88%, 05/24/22(a)	EUR	200	251,556

			8,268,181

Denmark — 0.4%
Denmark Government Bond
0.25%, 11/15/22(e)	DKK	11,000	1,802,532
0.25%, 11/15/52(e)	DKK	4,400	658,064
0.50%, 11/15/27	DKK	9,837	1,670,856
0.50%, 11/15/29(e)	DKK	14,320	2,432,266
1.50%, 11/15/23	DKK	6,518	1,110,465
1.75%, 11/15/25	DKK	12,500	2,224,875
4.50%, 11/15/39	DKK	13,774	3,919,192
7.00%, 11/10/24	DKK	2,000	410,117
Kommunekredit
0.50%, 01/24/25(a)	EUR	300	373,603
0.63%, 05/11/26(a)	EUR	300	377,937
0.75%, 05/18/27(a)	EUR	120	152,882
0.88%, 11/03/36(a)	EUR	300	381,154

			15,513,943

Finland — 0.4%
Finland Government Bond 0.13%, 04/15/36(e)	EUR	640	749,892

Security		Par (000)	Value

Finland (continued)
0.13%, 04/15/52(e)	EUR	330	$343,942
0.25%, 09/15/40(e)	EUR	250	289,944
0.50%, 04/15/26(e)	EUR	881	1,112,811
0.50%, 09/15/27(e)	EUR	1,182	1,501,093
0.50%, 09/15/28(e)	EUR	21	26,669
0.50%, 09/15/29(e)	EUR	660	836,506
0.75%, 04/15/31(e)	EUR	791	1,023,250
1.13%, 04/15/34(e)	EUR	762	1,026,408
1.38%, 04/15/47(e)	EUR	366	535,071
1.50%, 04/15/23(e)	EUR	849	1,065,922
1.63%, 09/15/22(e)	EUR	1,050	1,304,033
2.00%, 04/15/24(e)	EUR	868	1,127,393
2.63%, 07/04/42(e)	EUR	786	1,367,930
2.75%, 07/04/28(e)	EUR	1,087	1,597,035
Finnvera Oyj
0.38%, 04/09/29(a)	EUR	300	372,830
0.50%, 04/13/26(a)	EUR	200	250,426
Finnvera OYJ
0.75%, 08/07/28(a)	EUR	200	256,039
1.13%, 05/17/32(a)	EUR	100	132,065
Kuntarahoitus OYJ
0.13%, 03/07/24(a)	EUR	600	735,620
0.75%, 09/07/27(a)	EUR	150	191,661
1.25%, 02/23/33(a)	EUR	200	269,880

			16,116,420

France — 6.8%
Action Logement Services, 0.50%, 10/30/34(a)	EUR	200	237,057
Agence Francaise de Developpement EPIC
0.00%, 03/25/25(a)(c)	EUR	200	243,883
0.25%, 07/21/26(a)	EUR	700	863,330
0.25%, 06/29/29(a)	EUR	800	975,742
0.38%, 04/30/24(a)	EUR	600	738,668
0.50%, 10/25/22(a)	EUR	400	488,439
0.50%, 05/25/30(a)	EUR	200	247,901
1.00%, 01/31/28(a)	EUR	200	257,994
1.38%, 07/05/32(a)	EUR	100	133,783
1.50%, 10/31/34(a)	EUR	100	135,606
Agence France Locale
0.00%, 09/20/27(a)(c)	EUR	300	361,891
0.50%, 06/20/24(a)	EUR	100	123,456
Bpifrance SACA
0.05%, 09/26/29(a)	EUR	300	358,969
0.25%, 02/14/23(a)	EUR	900	1,097,883
0.63%, 05/25/26(a)	EUR	300	377,373
0.75%, 10/25/21(a)	EUR	100	121,124
0.75%, 11/25/24(a)	EUR	100	125,290
0.88%, 09/26/28(a)	EUR	500	641,878
1.00%, 05/25/27(a)	EUR	400	514,933
1.88%, 05/25/30(a)	EUR	200	278,152
Caisse d’Amortissement de la Dette Sociale
0.00%, 02/25/28(a)(c)	EUR	1,800	2,184,889
0.00%, 05/25/29(a)(c)	EUR	1,100	1,322,657
0.13%, 11/25/22(a)	EUR	900	1,094,308
0.13%, 10/25/23(a)	EUR	2,000	2,445,808
1.38%, 11/25/24(a)	EUR	1,250	1,602,543
2.50%, 10/25/22	EUR	250	314,441
4.00%, 12/15/25(a)	EUR	540	781,843
Caisse de Refinancement de l’Habitat SA
2.38%, 03/05/24(a)	CHF	150	178,244
4.00%, 06/17/22	EUR	150	189,817

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
4.30%, 02/24/23	EUR	300	$392,971
Caisse des Depots et Consignations
0.00%, 06/19/24(a)(c)	EUR	300	366,568
0.20%, 03/01/22(a)	EUR	100	121,041
Caisse Francaise de Financement Local
0.00%, 05/07/25(a)(c)	EUR	400	488,569
0.10%, 11/13/29(a)	EUR	200	242,556
0.20%, 04/27/23(a)	EUR	400	488,179
0.38%, 05/11/24(a)	EUR	300	369,963
0.38%, 02/13/40(a)	EUR	100	117,280
0.50%, 01/19/26(a)	EUR	100	124,986
0.50%, 02/19/27(a)	EUR	800	1,002,727
0.63%, 04/13/26(a)	EUR	300	377,409
0.75%, 01/11/27(a)	EUR	100	127,031
0.75%, 09/27/27(a)	EUR	200	255,059
1.25%, 05/11/32(a)	EUR	200	268,570
1.45%, 01/16/34(a)	EUR	400	550,974
1.50%, 06/28/38(a)	EUR	200	282,137
5.38%, 07/08/24(a)	EUR	100	142,749
French Republic Government Bond OAT
0.00%, 02/25/23(a)(c)	EUR	2,390	2,911,692
0.00%, 03/25/23(a)(c)	EUR	4,250	5,180,254
0.00%, 03/25/24(a)(c)	EUR	2,840	3,479,338
0.00%, 03/25/25(a)(c)	EUR	4,969	6,103,647
0.00%, 02/25/26(a)(c)	EUR	6,720	8,256,016
0.00%, 11/25/29(a)(c)	EUR	5,750	6,944,275
0.00%, 11/25/30(a)(c)	EUR	7,000	8,378,819
0.25%, 11/25/26(a)	EUR	4,514	5,620,499
0.50%, 05/25/25(a)	EUR	4,997	6,265,266
0.50%, 05/25/26(a)	EUR	3,367	4,243,572
0.50%, 05/25/29(a)	EUR	4,599	5,801,960
0.50%, 05/25/40(e)	EUR	4,080	4,796,524
0.50%, 05/25/72(e)	EUR	950	881,586
0.75%, 05/25/28(a)	EUR	613	788,108
0.75%, 11/25/28(a)	EUR	3,651	4,696,750
0.75%, 05/25/52(e)	EUR	2,850	3,256,234
1.00%, 11/25/25(a)	EUR	6,620	8,509,144
1.00%, 05/25/27(a)	EUR	6,340	8,247,542
1.25%, 05/25/34(a)	EUR	6,700	9,023,957
1.25%, 05/25/36(e)	EUR	5,460	7,354,509
1.50%, 05/25/31(a)	EUR	6,670	9,167,744
1.50%, 05/25/50(e)	EUR	3,432	4,779,044
1.75%, 05/25/23(a)	EUR	9,391	11,867,414
1.75%, 11/25/24(a)	EUR	2,950	3,846,350
1.75%, 06/25/39(e)	EUR	2,560	3,729,876
1.75%, 05/25/66(e)	EUR	1,295	1,958,846
2.00%, 05/25/48(e)	EUR	3,835	5,925,462
2.25%, 05/25/24(a)	EUR	2,928	3,835,254
2.50%, 05/25/30(a)	EUR	4,724	6,984,068
2.75%, 10/25/27(a)	EUR	5,069	7,315,699
3.25%, 05/25/45(a)	EUR	3,092	5,789,728
3.50%, 04/25/26(a)	EUR	1,601	2,310,562
4.00%, 10/25/38(a)	EUR	2,277	4,348,871
4.00%, 04/25/55(e)	EUR	1,796	4,085,750
4.00%, 04/25/60(a)	EUR	1,980	4,706,148
4.25%, 10/25/23(a)	EUR	2,000	2,702,675
4.50%, 04/25/41(a)	EUR	3,205	6,699,379
4.75%, 04/25/35(a)	EUR	1,688	3,263,658
5.50%, 04/25/29(a)	EUR	1,865	3,262,652
5.75%, 10/25/32(a)	EUR	1,678	3,308,539

Security		Par (000)	Value

France (continued)
6.00%, 10/25/25(a)	EUR	398	$620,455
Gestion Securite de Stocks Securite SA, 0.63%, 10/20/28(a)	EUR	200	249,707
Regie Autonome des Transports Parisiens, 2.88%, 09/09/22(a)	EUR	50	62,885
Region of Ile de France, 0.50%, 06/14/25(a)	EUR	400	497,420
SFIL SA
0.00%, 05/24/24(a)(c)	EUR	400	487,284
0.10%, 10/18/22(a)	EUR	100	121,379
SNCF Reseau, 2.63%, 12/29/25(a)	EUR	300	408,825
Societe Du Grand Paris EPIC
0.00%, 11/25/30(a)(c)	EUR	300	352,075
0.70%, 10/15/60(a)	EUR	400	408,204
1.00%, 02/18/70(a)	EUR	300	328,128
1.13%, 05/25/34(a)	EUR	500	649,582
1.70%, 05/25/50(a)	EUR	300	418,518
Societe Nationale SNCF SA
0.63%, 04/17/30(a)	EUR	500	621,763
1.00%, 05/25/40(a)	EUR	100	118,888
1.00%, 01/19/61(a)	EUR	200	201,391
Unedic Asseo
0.00%, 05/25/31(a)(c)	EUR	1,200	1,418,182
0.13%, 05/25/22(a)	EUR	600	727,249
0.13%, 11/25/24	EUR	200	245,057
0.25%, 11/25/29(a)	EUR	400	489,369
0.25%, 07/16/35(a)	EUR	200	234,842
0.30%, 11/04/21(a)	EUR	100	120,894
0.50%, 03/20/29(a)	EUR	500	626,132
0.63%, 02/17/25(a)	EUR	1,100	1,376,432
0.63%, 03/03/26(a)	EUR	600	754,291
0.88%, 10/25/22(a)	EUR	300	368,709
1.25%, 10/21/27(a)	EUR	300	393,910
1.25%, 05/25/33(a)	EUR	200	267,301
1.50%, 04/20/32(a)	EUR	300	410,414
Ville de Paris, 1.38%, 11/20/34(a)	EUR	100	132,293

			247,895,661

Germany — 5.7%
Bundesobligation
0.00%, 10/07/22(a)(c)	EUR	5,621	6,833,615
0.00%, 04/14/23(a)(c)	EUR	1,392	1,699,048
0.00%, 10/13/23(a)(c)	EUR	5,028	6,159,596
0.00%, 04/05/24(a)(c)	EUR	5,550	6,817,650
0.00%, 04/10/26(a)(c)	EUR	1,800	2,229,764
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26(a)(c)	EUR	6,150	7,629,467
0.00%, 11/15/27(a)(c)	EUR	1,980	2,456,650
0.00%, 08/15/29(a)(c)	EUR	2,700	3,340,129
0.00%, 02/15/30(a)(c)	EUR	5,150	6,359,889
0.00%, 08/15/30(a)(c)	EUR	1,710	2,106,131
0.00%, 02/15/31(a)(c)	EUR	2,260	2,775,162
0.00%, 05/15/35(a)(c)	EUR	5,120	6,137,198
0.00%, 08/15/50(a)(c)	EUR	2,330	2,527,594
0.25%, 02/15/27(a)	EUR	4,161	5,240,276
0.25%, 08/15/28(a)	EUR	2,629	3,321,383
0.25%, 02/15/29(a)	EUR	2,829	3,574,022
0.50%, 02/15/25(a)	EUR	3,069	3,860,232
0.50%, 02/15/26(a)	EUR	2,360	2,993,584
0.50%, 02/15/28(a)	EUR	7,720	9,908,459
1.00%, 08/15/24(a)	EUR	4,668	5,935,649
1.00%, 08/15/25(a)	EUR	4,423	5,703,717

94	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
1.25%, 08/15/48(a)	EUR	2,787	$4,172,131
1.50%, 02/15/23(a)	EUR	800	1,001,301
1.50%, 05/15/23(a)	EUR	4,900	6,166,239
1.75%, 02/15/24(a)	EUR	5,755	7,407,206
2.00%, 08/15/23(a)	EUR	2,250	2,878,267
2.50%, 07/04/44(a)	EUR	3,359	6,142,455
2.50%, 08/15/46(a)	EUR	3,253	6,060,771
3.25%, 07/04/42(a)	EUR	3,000	5,941,221
4.00%, 01/04/37(a)	EUR	2,769	5,412,114
4.25%, 07/04/39(a)	EUR	1,279	2,700,194
4.75%, 07/04/34(a)	EUR	2,611	5,168,328
4.75%, 07/04/40(a)	EUR	2,365	5,364,775
5.50%, 01/04/31(a)	EUR	1,707	3,224,157
5.63%, 01/04/28(a)	EUR	913	1,556,029
6.25%, 01/04/30(a)	EUR	946	1,803,862
6.50%, 07/04/27(a)	EUR	762	1,323,033
Series G, 0.00%, 08/15/30(a)(c)	EUR	1,710	2,116,485
Free and Hanseatic City of Hamburg
0.00%, 04/07/26(a)(c)	EUR	300	367,160
0.50%, 04/27/26(a)	EUR	400	501,609
1.45%, 11/05/38(a)	EUR	100	139,334
1.88%, 09/26/22(a)	EUR	500	622,629
Free State of Bavaria, 0.00%, 05/07/27(a)(c)	EUR	700	855,258
Free State of Saxony, 0.00%, 01/15/24(a)(c)	EUR	300	366,387
Gemeinsame Deutsche Bundeslaender
0.00%, 08/26/30(a)(c)	EUR	500	599,552
0.25%, 03/18/24	EUR	500	614,943
0.63%, 10/25/27(a)	EUR	100	126,882
0.63%, 02/13/29(a)	EUR	300	381,122
1.13%, 09/30/24(a)	EUR	400	507,825
1.75%, 06/13/22	EUR	500	617,513
HSH Finanzfonds AoeR, 0.13%, 09/20/24	EUR	100	122,298
KfW, 4.00%, 02/27/25(a)	AUD	500	434,998
Land Baden-Wuerttemberg
0.00%, 07/09/32(a)(c)	EUR	200	235,993
0.63%, 01/16/25(a)	EUR	750	939,072
0.63%, 01/27/26(a)	EUR	100	126,005
0.80%, 04/05/28(a)	EUR	200	256,915
Land Berlin
0.00%, 07/02/30(a)(c)	EUR	300	360,129
0.10%, 01/18/41(a)	EUR	430	475,742
0.25%, 04/22/25(a)	EUR	300	370,761
0.63%, 03/20/26(a)	EUR	100	126,100
0.63%, 02/08/27(a)	EUR	350	443,180
0.75%, 11/11/22(a)	EUR	560	687,920
0.75%, 09/08/23(a)	EUR	540	670,021
0.75%, 04/03/34(a)	EUR	300	380,537
1.00%, 05/19/32(a)	EUR	300	392,559
1.38%, 06/05/37(a)	EUR	420	576,774
3.13%, 08/17/21(a)	EUR	30	36,504
Land Thueringen
0.20%, 10/26/26(a)	EUR	60	74,159
0.50%, 03/02/27(a)	EUR	100	125,696
State of Brandenburg
0.00%, 06/26/28(a)(c)	EUR	500	608,473
0.25%, 10/19/26(a)	EUR	900	1,115,424
1.13%, 07/04/33(a)	EUR	100	132,574
State of Bremen
0.00%, 10/06/28(c)	EUR	200	242,604
0.50%, 10/07/22(a)	EUR	300	366,586

Security		Par (000)	Value

Germany (continued)
0.55%, 02/04/50(a)	EUR	300	$353,036
1.20%, 01/30/34(a)	EUR	200	266,574
State of Hesse
0.00%, 03/11/30(c)	EUR	300	361,328
0.25%, 06/10/25(a)	EUR	1,000	1,236,856
0.38%, 07/04/22(a)	EUR	370	450,430
0.38%, 07/06/26	EUR	400	499,042
0.63%, 08/02/28(a)	EUR	600	762,222
0.75%, 08/04/36(a)	EUR	200	252,044
0.88%, 12/10/24(a)	EUR	200	252,377
1.75%, 01/20/23(a)	EUR	50	62,602
State of Lower Saxony
0.00%, 04/15/24(a)(c)	EUR	500	611,127
0.00%, 08/02/24(a)(c)	EUR	280	342,403
0.00%, 09/15/25(a)(c)	EUR	200	244,884
0.00%, 07/10/26(a)(c)	EUR	400	489,528
0.00%, 08/13/30(a)(c)	EUR	400	480,253
0.05%, 09/20/23(a)	EUR	1,000	1,220,894
0.13%, 03/07/23(a)	EUR	500	609,604
0.38%, 01/09/26(a)	EUR	200	249,143
0.50%, 06/08/26(a)	EUR	450	564,619
0.75%, 02/15/28(a)	EUR	520	665,613
State of North Rhine-Westphalia Germany
0.00%, 12/05/22(a)(c)	EUR	400	485,950
0.20%, 02/16/24(a)	EUR	310	380,608
0.20%, 03/31/27(a)	EUR	400	494,868
0.20%, 04/09/30(a)	EUR	300	368,207
0.25%, 03/13/26(a)	EUR	670	829,944
0.50%, 03/11/25(a)	EUR	300	374,101
0.50%, 04/16/26(a)	EUR	65	81,509
0.50%, 02/16/27(a)	EUR	500	628,979
0.50%, 11/25/39(a)	EUR	100	120,131
0.63%, 11/17/23(a)	EUR	500	619,626
0.63%, 07/21/31(a)	EUR	160	202,562
0.75%, 08/16/41(a)	EUR	50	62,353
0.80%, 07/30/49(a)	EUR	430	541,342
0.95%, 01/10/2121(a)	EUR	340	357,025
1.00%, 01/16/25(a)	EUR	700	887,818
1.10%, 03/13/34(a)	EUR	700	926,631
1.25%, 05/12/36(a)	EUR	200	270,060
1.38%, 01/15/2120(a)	EUR	310	405,294
1.45%, 02/16/43(a)	EUR	250	354,050
1.50%, 06/12/40(a)	EUR	300	424,942
1.55%, 06/16/48(a)	EUR	300	442,992
1.63%, 10/24/30(a)	EUR	320	442,390
1.65%, 05/16/47(a)	EUR	170	253,912
1.75%, 10/26/57(a)	EUR	480	758,157
1.75%, 07/11/68(a)	EUR	50	78,456
1.88%, 09/15/22(a)	EUR	650	808,847
1.95%, 09/26/78(a)	EUR	340	570,590
2.15%, 03/21/2119(a)	EUR	350	637,291
State of Rhineland-Palatinate
0.05%, 01/23/30(a)	EUR	400	483,956
0.38%, 01/26/27(a)	EUR	300	374,462
0.75%, 01/19/26(a)	EUR	500	633,463
State of Saxony-Anhalt
0.00%, 04/01/25(a)(c)	EUR	300	367,178
0.50%, 06/25/27(a)	EUR	400	503,111
State of Schleswig-Holstein Germany 0.13%, 05/24/23(a)	EUR	300	366,261

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
0.13%, 06/12/29(a)	EUR	500	$610,790
0.20%, 08/15/39(a)	EUR	250	284,157
0.38%, 10/30/24	EUR	300	371,826
0.38%, 02/08/27(a)	EUR	200	249,697

			208,077,136

Hungary — 0.2%
Hungary Government Bond
1.50%, 08/24/22	HUF	51,000	172,595
1.75%, 10/26/22	HUF	178,130	606,414
2.50%, 10/27/21	HUF	79,260	267,348
2.50%, 10/24/24	HUF	404,520	1,408,868
2.75%, 12/22/26	HUF	206,950	727,153
3.00%, 10/27/27	HUF	304,520	1,087,936
3.00%, 10/27/38	HUF	40,000	130,022
3.25%, 10/22/31	HUF	218,930	783,099
5.50%, 06/24/25	HUF	143,210	555,406
6.75%, 10/22/28	HUF	201,750	896,594
Hungary Government International Bond
1.25%, 10/22/25(a)	EUR	250	317,951
1.63%, 04/28/32(a)	EUR	823	1,057,482

			8,010,868

Iceland — 0.0%
Iceland Government International Bond, 0.50%, 12/20/22(a)	EUR	100	121,666

Indonesia — 0.8%
Indonesia Government International Bond
0.90%, 02/14/27	EUR	100	121,651
1.40%, 10/30/31	EUR	200	244,169
1.75%, 04/24/25	EUR	200	252,480
2.63%, 06/14/23(a)	EUR	250	316,398
3.38%, 07/30/25(a)	EUR	500	673,797
3.75%, 06/14/28(a)	EUR	200	286,504
Indonesia Treasury Bond
5.63%, 05/15/23	IDR	15,000,000	1,056,293
6.25%, 06/15/36	IDR	17,555,000	1,194,421
6.50%, 02/15/31	IDR	24,342,000	1,691,891
7.00%, 05/15/27	IDR	25,000,000	1,821,893
7.00%, 09/15/30	IDR	20,048,000	1,437,932
7.25%, 02/15/26	IDR	36,000,000	2,633,745
7.50%, 08/15/32	IDR	18,000,000	1,304,685
7.50%, 06/15/35	IDR	28,000,000	2,004,292
7.50%, 04/15/40	IDR	10,210,000	727,289
8.13%, 05/15/24	IDR	14,000,000	1,049,152
8.25%, 05/15/29	IDR	53,031,000	4,087,958
8.25%, 05/15/36	IDR	18,000,000	1,370,305
8.38%, 03/15/24	IDR	15,790,000	1,187,152
8.38%, 09/15/26	IDR	9,000,000	695,738
8.38%, 04/15/39	IDR	19,760,000	1,514,920
8.75%, 02/15/44	IDR	12,320,000	963,766
12.80%, 06/15/21	IDR	18,000,000	1,259,352
Perusahaan Penerbit SBSN Indonesia, 8.88%, 11/15/31	IDR	7,600,000	601,807

			28,497,590

Ireland — 0.5%
Ireland Government Bond
0.00%, 10/18/22(a)(c)	EUR	500	607,269
0.00%, 10/18/31(a)(c)	EUR	590	697,322
0.20%, 05/15/27(a)	EUR	2,050	2,542,193

Security		Par (000)	Value

Ireland (continued)
0.20%, 10/18/30(a)	EUR	770	$936,631
0.40%, 05/15/35(a)	EUR	382	459,911
0.90%, 05/15/28(a)	EUR	520	674,095
1.00%, 05/15/26(a)	EUR	928	1,196,341
1.10%, 05/15/29(a)	EUR	1,064	1,400,397
1.30%, 05/15/33(a)	EUR	658	888,166
1.35%, 03/18/31(a)	EUR	492	665,409
1.50%, 05/15/50(a)	EUR	540	752,237
1.70%, 05/15/37(a)	EUR	530	757,022
2.00%, 02/18/45(a)	EUR	851	1,309,359
2.40%, 05/15/30(a)	EUR	1,273	1,862,509
3.40%, 03/18/24(a)	EUR	1,650	2,213,975
5.40%, 03/13/25	EUR	864	1,278,980

			18,241,816

Israel — 0.3%
Israel Government Bond - Fixed
1.00%, 03/31/30	ILS	1,600	487,218
1.25%, 11/30/22	ILS	1,200	376,153
1.50%, 11/30/23	ILS	2,760	877,866
1.50%, 05/31/37	ILS	1,700	500,207
1.75%, 08/31/25	ILS	3,049	991,552
2.00%, 03/31/27	ILS	1,550	514,060
2.25%, 09/28/28	ILS	4,628	1,563,759
3.75%, 03/31/24	ILS	1,377	466,786
3.75%, 03/31/47	ILS	2,551	1,016,403
4.25%, 03/31/23	ILS	450	149,411
5.50%, 01/31/22	ILS	500	160,345
5.50%, 01/31/42	ILS	2,210	1,091,216
6.25%, 10/30/26	ILS	650	261,377
Israel Government International Bond
1.50%, 01/18/27(a)	EUR	100	130,021
1.50%, 01/16/29(a)	EUR	500	658,244
2.50%, 01/16/49(a)	EUR	300	450,435

			9,695,053

Italy — 5.8%
Cassa Depositi e Prestiti SpA
0.75%, 11/21/22(a)	EUR	200	244,261
1.00%, 09/21/28(a)	EUR	300	368,868
1.00%, 02/11/30(a)	EUR	100	121,458
1.50%, 06/21/24(a)	EUR	100	125,943
2.13%, 03/21/26(a)	EUR	100	131,120
Italy Buoni Poliennali Del Tesoro
0.00%, 01/15/24(a)(c)	EUR	7,640	9,245,406
0.05%, 01/15/23(e)	EUR	3,500	4,241,233
0.25%, 03/15/28(e)	EUR	2,660	3,151,033
0.30%, 08/15/23(e)	EUR	2,410	2,937,654
0.35%, 02/01/25(a)	EUR	3,378	4,124,829
0.50%, 02/01/26(a)	EUR	5,370	6,577,467
0.60%, 08/01/31(e)	EUR	1,220	1,425,414
0.65%, 10/15/23(a)	EUR	3,750	4,614,736
0.85%, 01/15/27(e)	EUR	1,900	2,359,312
0.90%, 08/01/22(a)	EUR	3,262	3,988,877
0.90%, 04/01/31(a)	EUR	3,520	4,254,579
0.95%, 03/15/23(a)	EUR	2,050	2,525,832
0.95%, 08/01/30(a)	EUR	2,272	2,776,250
1.25%, 12/01/26(a)	EUR	2,307	2,929,077
1.35%, 04/01/30(a)	EUR	2,829	3,583,523
1.45%, 09/15/22(a)	EUR	1,471	1,814,298
1.45%, 11/15/24(a)	EUR	3,793	4,811,572

96	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy (continued)
1.45%, 05/15/25(a)	EUR	2,681	$3,413,317
1.45%, 03/01/36(e)	EUR	4,700	5,780,973
1.50%, 06/01/25(a)	EUR	945	1,206,256
1.60%, 06/01/26(a)	EUR	420	541,807
1.65%, 12/01/30(e)	EUR	3,013	3,902,885
1.65%, 03/01/32(e)	EUR	1,402	1,808,771
1.70%, 09/01/51(e)	EUR	1,520	1,746,484
1.80%, 03/01/41(e)	EUR	2,770	3,448,566
1.85%, 05/15/24(a)	EUR	480	612,921
1.85%, 07/01/25(e)	EUR	760	983,340
2.00%, 12/01/25(a)	EUR	1,728	2,261,307
2.00%, 02/01/28(a)	EUR	1,308	1,735,349
2.05%, 08/01/27(a)	EUR	789	1,047,589
2.10%, 07/15/26(a)	EUR	2,882	3,809,069
2.20%, 06/01/27(a)	EUR	3,614	4,836,530
2.25%, 09/01/36(e)	EUR	1,205	1,638,994
2.45%, 10/01/23(a)	EUR	2,169	2,781,307
2.45%, 09/01/33(e)	EUR	2,170	3,016,856
2.45%, 09/01/50(e)	EUR	1,850	2,512,713
2.50%, 12/01/24(a)	EUR	819	1,076,192
2.50%, 11/15/25(a)	EUR	2,750	3,672,049
2.70%, 03/01/47(e)	EUR	2,380	3,395,878
2.80%, 12/01/28(a)	EUR	3,078	4,317,188
2.80%, 03/01/67(e)	EUR	890	1,251,631
2.95%, 09/01/38(e)	EUR	1,854	2,746,374
3.00%, 08/01/29(a)	EUR	2,949	4,216,270
3.10%, 03/01/40(e)	EUR	1,457	2,201,751
3.25%, 09/01/46(e)	EUR	1,981	3,097,641
3.35%, 03/01/35(e)	EUR	2,740	4,185,915
3.45%, 03/01/48(e)	EUR	1,781	2,884,987
3.50%, 03/01/30(e)	EUR	3,437	5,116,093
3.85%, 09/01/49(e)	EUR	1,413	2,449,684
4.00%, 02/01/37(e)	EUR	2,590	4,276,867
4.50%, 05/01/23(a)	EUR	2,610	3,445,018
4.50%, 03/01/26(e)	EUR	1,359	1,979,860
4.75%, 08/01/23(e)	EUR	2,700	3,619,879
4.75%, 09/01/28(e)	EUR	2,892	4,529,913
4.75%, 09/01/44(e)	EUR	1,870	3,569,218
5.00%, 03/01/25(e)	EUR	1,342	1,926,321
5.00%, 08/01/34(e)	EUR	1,998	3,531,711
5.00%, 08/01/39(e)	EUR	1,567	2,950,371
5.00%, 09/01/40(e)	EUR	2,104	3,992,292
5.25%, 11/01/29(a)	EUR	2,240	3,715,874
5.50%, 09/01/22(a)	EUR	4,236	5,495,307
5.50%, 11/01/22(a)	EUR	1,930	2,525,719
5.75%, 02/01/33(a)	EUR	1,850	3,387,223
6.00%, 05/01/31(a)	EUR	2,905	5,220,169
6.50%, 11/01/27(a)	EUR	1,916	3,202,542

			211,417,713

Japan — 11.3%
Development Bank of Japan Inc., 0.88%, 10/10/25(a)	EUR	700	880,647
Japan Government Five Year Bond
0.10%, 06/20/22	JPY	1,200,000	11,006,230
0.10%, 09/20/22	JPY	529,000	4,854,623
0.10%, 12/20/22	JPY	1,281,800	11,770,678
0.10%, 03/20/23	JPY	923,850	8,488,466
0.10%, 06/20/23	JPY	304,200	2,796,675
0.10%, 09/20/23	JPY	449,050	4,131,276
0.10%, 12/20/23	JPY	706,100	6,500,732

Security		Par (000)	Value

Japan (continued)
0.10%, 03/20/24	JPY	726,350	$6,691,085
0.10%, 06/20/24	JPY	828,450	7,635,110
0.10%, 09/20/24	JPY	925,000	8,528,482
0.10%, 12/20/24	JPY	1,000,000	9,224,006
0.10%, 03/20/25	JPY	450,000	4,153,726
0.10%, 09/20/25	JPY	68,450	632,197
0.10%, 12/20/25	JPY	535,150	4,942,102
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY	163,000	1,363,933
0.50%, 03/20/59	JPY	92,750	797,741
0.50%, 03/20/60	JPY	191,400	1,644,354
0.80%, 03/20/58	JPY	100,000	951,612
0.90%, 03/20/57	JPY	170,550	1,671,360
1.40%, 03/20/55	JPY	112,550	1,256,270
1.70%, 03/20/54	JPY	82,650	985,857
1.90%, 03/20/53	JPY	73,650	911,190
2.00%, 03/20/52	JPY	84,500	1,059,418
2.20%, 03/20/49	JPY	77,000	990,134
2.20%, 03/20/50	JPY	65,950	851,392
2.20%, 03/20/51	JPY	80,800	1,047,573
Japan Government Ten Year Bond
0.10%, 03/20/26	JPY	391,700	3,617,738
0.10%, 06/20/26	JPY	1,035,400	9,563,229
0.10%, 09/20/26	JPY	716,100	6,615,728
0.10%, 12/20/26	JPY	357,950	3,308,086
0.10%, 03/20/27	JPY	445,000	4,113,192
0.10%, 06/20/27	JPY	581,350	5,372,800
0.10%, 09/20/27	JPY	805,450	7,442,077
0.10%, 12/20/27	JPY	377,000	3,483,417
0.10%, 03/20/28	JPY	447,350	4,133,562
0.10%, 06/20/28	JPY	457,750	4,228,403
0.10%, 09/20/28	JPY	268,650	2,480,635
0.10%, 12/20/28	JPY	193,100	1,781,580
0.10%, 03/20/29	JPY	221,000	2,037,980
0.10%, 06/20/29	JPY	456,600	4,208,214
0.10%, 09/20/29	JPY	610,000	5,618,049
0.10%, 12/20/29	JPY	757,700	6,973,641
0.10%, 03/20/30	JPY	779,650	7,168,101
0.10%, 06/20/30	JPY	643,650	5,911,946
0.10%, 09/20/30	JPY	585,550	5,374,492
0.10%, 12/20/30	JPY	961,250	8,808,886
0.30%, 12/20/24	JPY	210,000	1,951,028
0.30%, 12/20/25	JPY	328,600	3,063,536
0.40%, 03/20/25	JPY	171,500	1,601,357
0.40%, 06/20/25	JPY	425,000	3,972,227
0.40%, 09/20/25	JPY	356,950	3,339,763
0.50%, 09/20/24	JPY	555,000	5,185,941
0.50%, 12/20/24	JPY	404,250	3,783,207
0.60%, 03/20/23	JPY	200,000	1,854,609
0.60%, 12/20/23	JPY	365,200	3,405,760
0.60%, 03/20/24	JPY	265,200	2,478,014
0.60%, 06/20/24	JPY	326,650	3,057,101
0.70%, 12/20/22	JPY	254,700	2,361,378
0.80%, 09/20/22	JPY	340,600	3,155,750
0.80%, 12/20/22	JPY	205,000	1,903,712
0.80%, 06/20/23	JPY	130,000	1,212,798
0.90%, 06/20/22	JPY	132,650	1,227,557
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY	126,650	1,088,202
0.40%, 06/20/49	JPY	18,950	163,422

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
0.40%, 09/20/49	JPY	107,450	$924,146
0.40%, 12/20/49	JPY	131,750	1,131,238
0.40%, 03/20/50	JPY	156,300	1,339,771
0.50%, 09/20/46	JPY	147,000	1,322,966
0.50%, 03/20/49	JPY	188,800	1,676,011
0.60%, 12/20/46	JPY	122,000	1,122,795
0.60%, 06/20/50	JPY	175,100	1,582,316
0.60%, 09/20/50	JPY	100,350	905,633
0.70%, 12/20/48	JPY	130,450	1,220,278
0.70%, 12/20/50	JPY	253,150	2,344,738
0.80%, 03/20/46	JPY	180,250	1,743,068
0.80%, 03/20/47	JPY	108,000	1,040,725
0.80%, 06/20/47	JPY	75,000	722,856
0.80%, 09/20/47	JPY	50,000	481,556
0.80%, 12/20/47	JPY	70,000	673,679
0.80%, 03/20/48	JPY	141,600	1,361,487
0.90%, 09/20/48	JPY	121,800	1,197,129
1.40%, 09/20/45	JPY	148,850	1,627,334
1.40%, 12/20/45	JPY	148,100	1,620,503
1.50%, 12/20/44	JPY	104,500	1,161,723
1.50%, 03/20/45	JPY	112,600	1,252,502
1.60%, 06/20/45	JPY	77,000	873,139
1.70%, 12/20/43	JPY	147,850	1,696,342
1.70%, 03/20/44	JPY	103,800	1,192,088
1.70%, 06/20/44	JPY	88,500	1,016,594
1.70%, 09/20/44	JPY	206,850	2,380,142
1.80%, 03/20/43	JPY	99,600	1,157,294
1.80%, 09/20/43	JPY	121,000	1,408,274
1.90%, 09/20/42	JPY	124,000	1,459,231
1.90%, 06/20/43	JPY	102,200	1,208,252
2.00%, 09/20/40	JPY	242,600	2,858,044
2.00%, 09/20/41	JPY	138,000	1,637,138
2.00%, 03/20/42	JPY	196,400	2,339,335
2.20%, 09/20/39	JPY	40,000	481,350
2.20%, 03/20/41	JPY	92,000	1,119,537
2.30%, 03/20/35	JPY	34,550	404,261
2.30%, 06/20/35	JPY	53,250	625,306
2.30%, 12/20/35	JPY	155,000	1,830,760
2.30%, 03/20/39	JPY	34,500	419,148
2.30%, 03/20/40	JPY	95,000	1,162,962
2.40%, 09/20/38	JPY	100,500	1,232,204
2.50%, 06/20/34	JPY	20,150	238,871
2.50%, 09/20/37	JPY	49,000	602,690
2.50%, 03/20/38	JPY	5,000	61,805
Japan Government Twenty Year Bond
0.20%, 06/20/36	JPY	206,300	1,862,107
0.30%, 06/20/39	JPY	75,450	676,948
0.30%, 09/20/39	JPY	167,650	1,502,385
0.30%, 12/20/39	JPY	69,850	624,710
0.40%, 03/20/36	JPY	470,300	4,379,442
0.40%, 03/20/39	JPY	195,900	1,793,720
0.40%, 03/20/40	JPY	99,750	907,008
0.40%, 06/20/40	JPY	253,900	2,303,137
0.40%, 09/20/40	JPY	210,350	1,905,399
0.50%, 09/20/36	JPY	444,750	4,189,288
0.50%, 03/20/38	JPY	120,000	1,122,712
0.50%, 12/20/38	JPY	275,000	2,565,736
0.50%, 12/20/40	JPY	411,050	3,794,461
0.60%, 12/20/36	JPY	110,850	1,059,538
0.60%, 06/20/37	JPY	100,000	953,351

Security		Par (000)	Value

Japan (continued)
0.60%, 09/20/37	JPY	77,000	$733,608
0.60%, 12/20/37	JPY	135,000	1,284,282
0.70%, 03/20/37	JPY	192,300	1,861,882
0.80%, 06/20/23	JPY	100,000	932,830
1.00%, 12/20/35	JPY	442,250	4,470,445
1.20%, 12/20/34	JPY	270,350	2,793,159
1.20%, 03/20/35	JPY	121,000	1,251,335
1.20%, 09/20/35	JPY	298,450	3,090,878
1.30%, 06/20/35	JPY	273,050	2,861,748
1.40%, 09/20/34	JPY	417,350	4,405,762
1.50%, 03/20/34	JPY	82,000	873,579
1.50%, 06/20/34	JPY	159,500	1,701,450
1.60%, 06/20/30	JPY	29,550	308,366
1.60%, 03/20/32	JPY	80,400	852,002
1.60%, 03/20/33	JPY	97,000	1,036,442
1.60%, 12/20/33	JPY	207,000	2,225,726
1.70%, 12/20/22	JPY	114,650	1,080,073
1.70%, 12/20/31	JPY	95,000	1,013,681
1.70%, 03/20/32	JPY	56,000	598,932
1.70%, 06/20/32	JPY	68,150	730,487
1.70%, 09/20/32	JPY	115,050	1,236,620
1.70%, 12/20/32	JPY	103,000	1,109,268
1.70%, 06/20/33	JPY	92,300	999,074
1.70%, 09/20/33	JPY	150,000	1,626,801
1.80%, 06/20/31	JPY	96,000	1,028,409
1.80%, 09/20/31	JPY	206,750	2,220,692
1.80%, 12/20/31	JPY	110,000	1,184,957
1.90%, 12/20/28	JPY	118,000	1,237,011
1.90%, 09/20/30	JPY	75,000	803,582
1.90%, 06/20/31	JPY	80,000	864,788
2.00%, 03/20/27	JPY	35,000	359,296
2.00%, 06/20/30	JPY	34,200	368,295
2.10%, 09/20/25	JPY	70,000	702,632
2.10%, 12/20/26	JPY	140,350	1,442,162
2.10%, 09/20/27	JPY	60,000	624,542
2.10%, 12/20/27	JPY	50,000	522,684
2.10%, 06/20/29	JPY	129,350	1,384,301
2.10%, 09/20/29	JPY	43,950	472,013
2.10%, 03/20/30	JPY	137,200	1,483,776
2.10%, 12/20/30	JPY	205,000	2,237,361
2.20%, 03/20/26	JPY	219,350	2,231,588
2.20%, 03/20/28	JPY	75,000	792,054
2.20%, 12/20/29	JPY	105,050	1,140,476
2.20%, 03/20/30	JPY	355,000	3,867,569
2.30%, 06/20/27	JPY	50,000	523,956
Japan Government Two Year Bond
0.10%, 10/01/22	JPY	500,000	4,589,726
0.10%, 02/01/23	JPY	1,081,700	9,937,528

			415,408,978

Kazakhstan — 0.0%
Kazakhstan Government International Bond
0.60%, 09/30/26(a)	EUR	200	240,632
1.50%, 09/30/34(a)	EUR	100	121,690
1.55%, 11/09/23(a)	EUR	100	124,291

			486,613

98	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Latvia — 0.0%
Latvia Government International Bond
1.38%, 09/23/25(a)	EUR	100	$129,409
1.88%, 02/19/49(a)	EUR	240	389,944

			519,353

Lithuania — 0.0%
Lithuania Government International Bond
0.75%, 05/06/30(a)	EUR	530	679,019
0.95%, 05/26/27(a)	EUR	220	282,143
2.13%, 10/22/35(a)	EUR	60	90,938
Republic of Lithuania, 1.63%, 06/19/49(a)	EUR	270	421,061

			1,473,161

Luxembourg — 0.1%
Luxembourg Government Bond
0.00%, 04/28/25(a)(c)	EUR	700	859,572
0.63%, 02/01/27(a)	EUR	401	509,375
2.13%, 07/10/23(a)	EUR	217	277,068
2.25%, 03/19/28(a)	EUR	190	268,096

			1,914,111

Malaysia — 0.6%
Malaysia Government Bond
3.48%, 03/15/23	MYR	2,200	550,419
3.48%, 06/14/24	MYR	5,180	1,306,140
3.62%, 11/30/21	MYR	7,080	1,746,754
3.76%, 05/22/40	MYR	4,000	928,484
3.80%, 08/17/23	MYR	2,500	631,963
3.84%, 04/15/33	MYR	3,000	735,800
3.90%, 11/30/26	MYR	1,900	493,984
3.90%, 11/16/27	MYR	7,400	1,909,939
3.91%, 07/15/26	MYR	3,700	955,231
3.96%, 09/15/25	MYR	5,850	1,509,198
4.06%, 09/30/24	MYR	7,500	1,928,187
4.07%, 06/15/50	MYR	1,500	350,063
4.23%, 06/30/31	MYR	9,110	2,372,728
4.25%, 05/31/35	MYR	800	202,861
4.50%, 04/15/30	MYR	850	226,865
4.64%, 11/07/33	MYR	2,660	698,753
4.74%, 03/15/46	MYR	2,170	558,673
4.76%, 04/07/37	MYR	3,495	918,577
4.89%, 06/08/38	MYR	4,240	1,116,297
4.92%, 07/06/48	MYR	790	208,192
4.94%, 09/30/43	MYR	450	119,314
Malaysia Government Investment Issue
3.42%, 09/30/27	MYR	4,790	1,193,466
3.99%, 10/15/25	MYR	150	38,741
4.58%, 08/30/33	MYR	1,600	418,416

			21,119,045

Mexico — 0.6%
Mexican Bonos
7.50%, 06/03/27	MXN	34,000	1,789,835
8.50%, 05/31/29	MXN	45,000	2,485,578
8.50%, 11/18/38	MXN	19,500	1,044,897
10.00%, 12/05/24	MXN	19,000	1,074,829
10.00%, 11/20/36	MXN	22,000	1,353,478
Series M, 5.75%, 03/05/26	MXN	28,000	1,376,135
Series M, 6.50%, 06/10/21	MXN	33,500	1,664,547
Series M, 6.50%, 06/09/22	MXN	18,000	909,649
Series M, 7.75%, 05/29/31	MXN	25,000	1,313,242
Series M, 7.75%, 11/23/34	MXN	6,000	311,312
Series M, 7.75%, 11/13/42	MXN	20,000	985,135

Security		Par (000)	Value

Mexico (continued)
Series M, 8.00%, 12/07/23	MXN	8,000	$423,576
Series M, 8.00%, 09/05/24	MXN	56,000	2,981,550
Series M, 8.00%, 11/07/47	MXN	12,000	601,573
Mexico Government International Bond
1.13%, 01/17/30 (Call 10/17/29)	EUR	300	347,836
1.35%, 09/18/27 (Call 06/18/27)	EUR	300	371,122
1.38%, 01/15/25	EUR	250	314,402
1.75%, 04/17/28	EUR	500	623,767
2.13%, 10/25/51 (Call 04/25/51)	EUR	300	296,713
2.88%, 04/08/39	EUR	400	490,669
3.00%, 03/06/45	EUR	200	247,937
5.63%, 03/19/2114	GBP	100	148,220
6.75%, 02/06/24	GBP	100	160,278

			21,316,280

Netherlands — 1.2%
BNG Bank NV
0.05%, 07/11/23(a)	EUR	500	609,725
0.13%, 04/11/26(a)	EUR	500	615,882
0.13%, 07/09/35(a)	EUR	200	233,275
0.50%, 04/16/25(a)	EUR	400	499,360
0.88%, 10/24/36(a)	EUR	200	257,440
Nederlandse Waterschapsbank NV, 3.00%, 11/16/23(a)	EUR	500	656,468
Netherlands Government Bond
0.00%, 01/15/24(c)(e)	EUR	500	613,071
0.00%, 07/15/30(c)(e)	EUR	2,650	3,232,529
0.00%, 01/15/52(c)(e)	EUR	770	813,146
0.25%, 07/15/29(e)	EUR	1,002	1,253,633
0.50%, 07/15/26(e)	EUR	2,469	3,127,556
0.50%, 01/15/40(e)	EUR	460	579,087
0.75%, 07/15/27(e)	EUR	3,439	4,440,256
0.75%, 07/15/28(e)	EUR	1,922	2,493,154
1.75%, 07/15/23(e)	EUR	1,545	1,961,140
2.00%, 07/15/24(e)	EUR	3,851	5,034,046
2.50%, 01/15/33(e)	EUR	1,468	2,287,447
2.75%, 01/15/47(e)	EUR	1,817	3,492,118
3.75%, 01/15/23(e)	EUR	2,950	3,823,267
3.75%, 01/15/42(e)	EUR	1,922	3,948,172
4.00%, 01/15/37(e)	EUR	2,220	4,277,767
7.50%, 01/15/23(e)	EUR	217	298,125

			44,546,664

New Zealand — 0.3%
New Zealand Government Bond
0.50%, 05/15/24	NZD	1,000	718,806
1.50%, 05/15/31	NZD	910	643,477
1.75%, 05/15/41	NZD	680	429,874
2.75%, 04/15/25(a)	NZD	2,630	2,042,610
2.75%, 04/15/37(a)	NZD	2,530	1,944,650
3.00%, 04/20/29	NZD	2,230	1,794,188
3.50%, 04/14/33(a)	NZD	430	361,138
4.50%, 04/15/27(a)	NZD	1,640	1,412,664
5.50%, 04/15/23(a)	NZD	1,220	964,426
New Zealand Local Government Funding Agency Bond
1.50%, 04/15/26(a)	NZD	200	145,056
3.50%, 04/14/33	NZD	200	159,268

			10,616,157

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Norway — 0.2%
Kommunalbanken AS
0.05%, 10/24/29(a)	EUR	300	$359,995
1.50%, 12/15/23(a)	GBP	200	285,292
4.25%, 07/16/25	AUD	150	132,375
Norway Government Bond
1.38%, 08/19/30(e)	NOK	9,130	1,092,475
1.50%, 02/19/26(e)	NOK	7,670	944,630
1.75%, 03/13/25(e)	NOK	4,400	547,519
1.75%, 02/17/27(e)	NOK	5,794	721,659
1.75%, 09/06/29(e)	NOK	3,117	386,588
2.00%, 05/24/23(e)	NOK	7,533	934,875
2.00%, 04/26/28(e)	NOK	6,000	758,655
3.00%, 03/14/24(e)	NOK	7,287	935,087

			7,099,150

Peru — 0.1%
Peru Government Bond
5.35%, 08/12/40	PEN	3,760	877,879
5.40%, 08/12/34	PEN	1,930	488,167
6.15%, 08/12/32	PEN	2,970	822,709
6.35%, 08/12/28	PEN	3,820	1,125,964
Peruvian Government International Bond
2.75%, 01/30/26	EUR	100	131,803
3.75%, 03/01/30	EUR	200	286,001

			3,732,523

Philippines — 0.0%
Philippine Government International Bond
0.70%, 02/03/29	EUR	100	119,805
0.88%, 05/17/27	EUR	200	244,395

			364,200

Poland — 0.4%
Bank Gospodarstwa Krajowego
1.38%, 06/01/25(a)	EUR	200	254,880
1.63%, 04/30/28(a)	EUR	100	131,910
Republic of Poland Government Bond
1.25%, 10/25/30	PLN	2,100	531,982
1.75%, 07/25/21	PLN	100	26,498
2.25%, 10/25/24	PLN	5,000	1,400,219
2.50%, 04/25/24	PLN	4,420	1,240,967
2.50%, 07/25/26	PLN	10,390	2,961,646
2.50%, 07/25/27	PLN	5,088	1,450,806
2.75%, 04/25/28	PLN	3,420	987,987
2.75%, 10/25/29	PLN	2,500	720,530
4.00%, 04/25/47	PLN	2,250	776,118
Republic of Poland Government International Bond
0.88%, 05/10/27(a)	EUR	200	254,647
1.00%, 10/25/28(a)	EUR	200	258,080
1.00%, 03/07/29(a)	EUR	800	1,035,297
1.50%, 09/09/25(a)	EUR	100	129,405
1.50%, 01/19/26(a)	EUR	250	325,059
3.00%, 01/15/24(a)	EUR	400	525,386
4.50%, 01/18/22(a)	EUR	160	199,326
5.25%, 01/20/25	EUR	937	1,359,091

			14,569,834

Portugal — 0.7%
Portugal Obrigacoes do Tesouro OT
0.48%, 10/18/30(e)	EUR	830	1,009,485
0.70%, 10/15/27(e)	EUR	150	189,120
0.90%, 10/12/35(e)	EUR	890	1,086,092
1.00%, 04/12/52(e)	EUR	370	400,634

Security		Par (000)	Value

Portugal (continued)
1.95%, 06/15/29(e)	EUR	1,758	$2,416,157
2.13%, 10/17/28(e)	EUR	1,040	1,441,635
2.20%, 10/17/22(e)	EUR	4,770	5,980,365
2.25%, 04/18/34(e)	EUR	990	1,424,381
2.88%, 10/15/25(e)	EUR	1,160	1,596,038
2.88%, 07/21/26(e)	EUR	1,110	1,553,326
3.88%, 02/15/30(e)	EUR	800	1,263,075
4.10%, 04/15/37(e)	EUR	743	1,328,674
4.10%, 02/15/45(e)	EUR	240	463,071
4.13%, 04/14/27(e)	EUR	1,414	2,134,763
4.95%, 10/25/23(e)	EUR	1,500	2,053,568
5.65%, 02/15/24(e)	EUR	1,320	1,864,074

			26,204,458

Romania — 0.2%
Romania Government Bond
4.00%, 08/08/22	RON	5,920	1,481,110
4.15%, 01/26/28	RON	5,180	1,366,932
4.75%, 10/11/34	RON	2,120	562,810
4.85%, 04/22/26	RON	5,640	1,520,029
Romanian Government International Bond
2.00%, 12/08/26(a)	EUR	200	258,215
2.00%, 01/28/32(a)	EUR	150	181,601
2.12%, 07/16/31(a)	EUR	200	246,786
2.38%, 04/19/27(a)	EUR	250	326,687
2.75%, 10/29/25(a)	EUR	210	280,131
2.88%, 05/26/28(a)	EUR	150	199,981
2.88%, 03/11/29(a)	EUR	397	528,118
3.38%, 02/08/38(a)	EUR	350	455,651
3.38%, 01/28/50(a)	EUR	260	327,072
3.50%, 04/03/34(a)	EUR	200	272,962
3.62%, 05/26/30(a)	EUR	200	277,818
3.63%, 04/24/24(a)	EUR	50	66,586
4.63%, 04/03/49(a)	EUR	350	521,501

			8,873,990

Russia — 0.3%
Russian Federal Bond - OFZ
5.70%, 05/17/28	RUB	157,180	1,969,098
6.10%, 07/18/35	RUB	36,050	437,543
6.90%, 05/23/29	RUB	48,610	648,764
7.00%, 01/25/23	RUB	11,000	149,767
7.00%, 08/16/23	RUB	34,000	464,000
7.05%, 01/19/28	RUB	29,526	400,261
7.10%, 10/16/24	RUB	65,140	891,581
7.40%, 12/07/22	RUB	85,000	1,162,853
7.40%, 07/17/24	RUB	85,000	1,171,186
7.65%, 04/10/30	RUB	65,490	914,708
7.70%, 03/23/33	RUB	66,250	927,255
7.75%, 09/16/26	RUB	60,000	839,443
7.95%, 10/07/26	RUB	100,000	1,416,293
8.50%, 09/17/31	RUB	39,982	590,153
Russian Foreign Bond - Eurobond, 2.88%, 12/04/25(a)	EUR	400	525,950

			12,508,855

Saudi Arabia — 0.0%
Saudi Government International Bond, 2.00%, 07/09/39(a)	EUR	350	443,058

100	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Singapore — 0.3%
Singapore Government Bond
1.25%, 10/01/21	SGD	640	$482,776
1.75%, 04/01/22	SGD	1,300	989,384
1.88%, 03/01/50	SGD	810	599,670
2.13%, 06/01/26	SGD	400	318,148
2.25%, 06/01/21	SGD	450	338,752
2.25%, 08/01/36	SGD	970	759,311
2.38%, 06/01/25	SGD	150	120,284
2.38%, 07/01/39	SGD	1,100	878,082
2.63%, 05/01/28	SGD	680	555,081
2.75%, 07/01/23	SGD	839	660,996
2.75%, 04/01/42	SGD	430	364,698
2.75%, 03/01/46	SGD	1,010	864,740
2.88%, 07/01/29	SGD	1,370	1,140,465
2.88%, 09/01/30	SGD	1,650	1,377,894
3.00%, 09/01/24	SGD	1,315	1,065,522
3.38%, 09/01/33	SGD	530	466,363
3.50%, 03/01/27	SGD	1,230	1,046,110

			12,028,276

Slovakia — 0.2%
Slovakia Government Bond
1.00%, 05/14/32(a)	EUR	700	927,979
1.38%, 01/21/27(a)	EUR	627	829,332
1.63%, 01/21/31(a)	EUR	168	235,343
1.88%, 03/09/37(a)	EUR	925	1,362,931
2.00%, 10/17/47(a)	EUR	350	537,491
3.00%, 02/28/23(a)	EUR	1,229	1,576,760
4.35%, 10/14/25(a)	EUR	1,050	1,540,487

			7,010,323

Slovenia — 0.1%
Slovenia Government Bond
0.49%, 10/20/50(a)	EUR	240	255,372
0.88%, 07/15/30(a)	EUR	900	1,162,054
1.19%, 03/14/29(a)	EUR	850	1,123,107
1.25%, 03/22/27(a)	EUR	434	570,091
1.75%, 11/03/40(a)	EUR	433	618,823
2.25%, 03/03/32(a)	EUR	290	423,534
3.13%, 08/07/45(a)	EUR	250	448,449

			4,601,430

South Korea — 2.3%
Export-Import Bank of Korea
0.63%, 07/11/23(a)	EUR	200	245,445
0.83%, 04/27/25(a)	EUR	536	669,575
Korea Housing Finance Co., 0.10%, 06/18/24(a)	EUR	300	363,469
Korea Treasury Bond
0.88%, 12/10/23	KRW	1,989,470	1,777,341
1.00%, 06/10/23	KRW	3,000,000	2,698,557
1.13%, 09/10/25	KRW	2,799,720	2,469,278
1.13%, 09/10/39	KRW	2,004,990	1,500,066
1.38%, 09/10/21	KRW	1,050,000	947,158
1.38%, 09/10/24	KRW	5,048,280	4,544,615
1.38%, 12/10/29	KRW	1,826,710	1,552,488
1.38%, 06/10/30	KRW	5,410,230	4,571,453
1.50%, 03/10/25	KRW	3,483,470	3,136,738
1.50%, 12/10/26	KRW	1,750,000	1,548,774
1.50%, 12/10/30	KRW	2,587,710	2,201,078
1.50%, 09/10/36	KRW	1,467,540	1,200,010
1.50%, 09/10/40	KRW	1,492,470	1,184,544
1.50%, 03/10/50	KRW	6,228,160	4,727,100

Security		Par (000)	Value

South Korea (continued)
1.63%, 06/10/22	KRW	2,000,000	$1,817,690
1.88%, 03/10/22	KRW	860,000	781,641
1.88%, 03/10/24	KRW	1,400,000	1,282,596
1.88%, 06/10/26	KRW	1,732,660	1,572,902
1.88%, 06/10/29	KRW	1,144,980	1,021,595
1.88%, 03/10/51	KRW	1,339,850	1,104,532
2.00%, 12/10/21	KRW	5,266,940	4,781,749
2.00%, 09/10/22	KRW	1,250,000	1,142,623
2.00%, 03/10/46	KRW	1,835,380	1,570,847
2.00%, 03/10/49	KRW	3,475,680	2,959,765
2.13%, 06/10/27	KRW	1,260,640	1,151,501
2.13%, 03/10/47	KRW	2,053,110	1,799,831
2.25%, 09/10/23	KRW	1,800,000	1,663,110
2.25%, 06/10/25	KRW	1,996,790	1,849,013
2.25%, 12/10/25	KRW	3,332,750	3,082,915
2.25%, 09/10/37	KRW	300,000	271,578
2.38%, 03/10/23	KRW	2,600,000	2,400,165
2.38%, 12/10/27	KRW	2,300,000	2,131,352
2.38%, 12/10/28	KRW	1,000,000	925,488
2.38%, 09/10/38	KRW	760,000	695,144
2.63%, 06/10/28	KRW	2,100,000	1,973,991
2.63%, 09/10/35	KRW	1,628,800	1,543,642
2.63%, 03/10/48	KRW	1,960,000	1,912,132
2.75%, 12/10/44	KRW	1,752,210	1,721,954
3.00%, 03/10/23	KRW	750,000	700,147
3.00%, 09/10/24	KRW	1,520,000	1,441,853
3.00%, 12/10/42	KRW	1,280,000	1,301,289
3.38%, 09/10/23	KRW	1,200,000	1,137,223
3.75%, 12/10/33	KRW	1,771,260	1,870,309
4.00%, 12/10/31	KRW	750,000	792,883
4.25%, 06/10/21	KRW	900,000	814,275
4.75%, 12/10/30	KRW	160,000	176,785
5.25%, 03/10/27	KRW	100,000	106,965
5.50%, 12/10/29	KRW	150,000	171,619

			85,008,793

Spain — 3.7%
Adif - Alta Velocidad
1.88%, 09/22/22(a)	EUR	100	124,156
1.88%, 01/28/25(a)	EUR	300	389,338
Autonomous Community of Andalusia Spain, 1.88%, 10/31/28(a)	EUR	200	268,385
Autonomous Community of Madrid Spain
0.75%, 04/30/22(a)	EUR	100	121,737
0.83%, 07/30/27(a)	EUR	500	628,197
1.00%, 09/30/24(a)	EUR	50	62,717
1.19%, 05/08/22(a)	EUR	170	207,941
1.57%, 04/30/29(a)	EUR	200	263,822
1.77%, 04/30/28(a)	EUR	150	200,003
1.83%, 04/30/25(a)	EUR	250	324,966
4.30%, 09/15/26	EUR	200	296,258
Basque Government, 1.45%, 04/30/28(a)	EUR	200	262,149
Bonos Y Obligation Del Estado, 0.00%, 01/31/28(c)	EUR	2,280	2,730,940
Fondo De Titulizacion Del Deficit Del Sistema Electrico FTA, 0.50%, 03/17/23(a)	EUR	400	489,532
Instituto de Credito Oficial, 0.25%, 04/30/22(a)	EUR	200	242,445
Spain Government Bond
0.00%, 04/30/23(c)	EUR	2,710	3,294,724
0.00%, 01/31/25(c)	EUR	2,380	2,900,627
0.00%, 01/31/26(c)	EUR	1,610	1,957,092
0.10%, 04/30/31(e)	EUR	2,980	3,456,529

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Spain (continued)
0.25%, 07/30/24(e)	EUR	3,505	$4,308,767
0.35%, 07/30/23	EUR	1,968	2,414,706
0.45%, 10/31/22	EUR	1,950	2,382,808
0.50%, 04/30/30(e)	EUR	1,710	2,086,966
0.60%, 10/31/29(e)	EUR	2,010	2,484,363
0.80%, 07/30/27(e)	EUR	1,750	2,212,298
1.00%, 10/31/50(e)	EUR	1,630	1,760,951
1.20%, 10/31/40(e)	EUR	2,270	2,766,100
1.25%, 10/31/30(e)	EUR	3,000	3,893,377
1.30%, 10/31/26(e)	EUR	2,114	2,746,841
1.40%, 04/30/28(e)	EUR	2,502	3,288,038
1.40%, 07/30/28(e)	EUR	2,310	3,039,473
1.45%, 10/31/27(e)	EUR	1,283	1,687,154
1.45%, 04/30/29(e)	EUR	2,320	3,064,752
1.45%, 10/31/71(e)	EUR	750	792,639
1.50%, 04/30/27(e)	EUR	1,555	2,047,681
1.60%, 04/30/25(e)	EUR	3,430	4,448,537
1.85%, 07/30/35(e)	EUR	2,173	2,978,284
1.95%, 04/30/26(e)	EUR	2,397	3,196,739
1.95%, 07/30/30(e)	EUR	2,027	2,792,257
2.15%, 10/31/25(e)	EUR	2,290	3,058,064
2.35%, 07/30/33(e)	EUR	2,026	2,923,458
2.70%, 10/31/48(e)	EUR	1,650	2,596,312
2.75%, 10/31/24(e)	EUR	3,257	4,351,434
2.90%, 10/31/46(e)	EUR	2,052	3,324,687
3.45%, 07/30/66(e)	EUR	1,558	2,875,885
3.80%, 04/30/24(e)	EUR	1,285	1,744,017
4.20%, 01/31/37(e)	EUR	2,520	4,516,660
4.40%, 10/31/23(e)	EUR	3,050	4,124,002
4.65%, 07/30/25(e)	EUR	2,978	4,342,946
4.70%, 07/30/41(e)	EUR	1,981	3,933,703
4.80%, 01/31/24(e)	EUR	898	1,238,094
4.90%, 07/30/40(e)	EUR	2,152	4,327,870
5.15%, 10/31/28(e)	EUR	2,101	3,472,998
5.15%, 10/31/44(e)	EUR	1,650	3,577,867
5.40%, 01/31/23(e)	EUR	1,600	2,125,910
5.75%, 07/30/32	EUR	2,862	5,404,430
6.00%, 01/31/29	EUR	3,123	5,445,362

			135,997,988

Supranational — 2.6%
African Development Bank
0.13%, 10/07/26	EUR	150	184,131
0.50%, 03/21/29	EUR	300	374,722
Series GDIF, 0.25%, 11/21/24	EUR	300	369,713
Asian Development Bank
0.20%, 05/25/23	EUR	500	610,796
0.35%, 07/16/25	EUR	300	372,375
1.38%, 12/15/23(a)	GBP	500	712,227
Council of Europe Development Bank
0.00%, 04/09/27(a)(c)	EUR	400	490,866
0.13%, 04/10/24(a)	EUR	320	392,647
0.75%, 06/09/25(a)	EUR	50	63,198
EUROFIMA
0.25%, 04/25/23(a)	EUR	250	305,383
0.25%, 02/09/24(a)	EUR	300	367,622
European Bank for Reconstruction & Development, 1.25%, 12/15/22	GBP	200	281,645
European Financial Stability Facility
0.00%, 11/17/22(a)(c)	EUR	710	863,518
0.00%, 04/24/23(a)(c)	EUR	300	365,618

Security		Par (000)	Value

Supranational (continued)
0.00%, 07/17/23(a)(c)	EUR	1,380	$1,682,740
0.00%, 04/19/24(a)(c)	EUR	900	1,100,668
0.00%, 10/15/25(a)(c)	EUR	1,900	2,329,327
0.00%, 01/20/31(a)(c)	EUR	300	361,151
0.05%, 10/17/29(a)	EUR	570	693,968
0.05%, 01/18/52(a)	EUR	280	285,682
0.13%, 10/17/23(a)	EUR	500	612,156
0.20%, 01/17/24(a)	EUR	300	368,493
0.38%, 10/11/24(a)	EUR	350	434,256
0.40%, 02/17/25(a)	EUR	925	1,150,806
0.40%, 01/26/26(a)	EUR	500	624,796
0.50%, 01/20/23(a)	EUR	600	736,747
0.63%, 10/16/26(a)	EUR	900	1,140,462
0.70%, 01/20/50(a)	EUR	610	753,241
0.75%, 05/03/27(a)	EUR	540	690,752
0.88%, 04/10/35(a)	EUR	300	390,497
0.95%, 02/14/28(a)	EUR	1,030	1,339,739
1.20%, 02/17/45(a)	EUR	450	615,317
1.25%, 05/24/33(a)	EUR	1,210	1,646,611
1.38%, 05/31/47(a)	EUR	720	1,034,536
1.45%, 09/05/40(a)	EUR	450	635,778
1.70%, 02/13/43(a)	EUR	910	1,351,138
1.75%, 06/27/24(a)	EUR	100	129,165
1.75%, 07/17/53(a)	EUR	380	605,637
1.80%, 07/10/48(a)	EUR	200	314,587
2.00%, 02/28/56(a)	EUR	250	428,568
2.13%, 02/19/24(a)	EUR	50	64,753
2.35%, 07/29/44(a)	EUR	200	336,753
2.75%, 12/03/29(a)	EUR	80	119,904
3.38%, 07/05/21(a)	EUR	50	60,625
3.38%, 04/03/37(a)	EUR	280	495,585
European Investment Bank
0.00%, 05/23/23(c)	EUR	1,000	1,219,365
0.00%, 10/16/23(c)	EUR	1,150	1,404,623
0.00%, 03/15/24(c)	EUR	250	306,063
0.00%, 03/25/25(c)	EUR	350	429,626
0.00%, 03/13/26(a)(c)	EUR	1,460	1,795,177
0.00%, 06/17/27(c)	EUR	750	920,455
0.00%, 03/28/28(a)(c)	EUR	300	367,351
0.00%, 09/09/30(a)(c)	EUR	910	1,099,248
0.00%, 01/14/31(a)(c)	EUR	500	602,706
0.00%, 11/15/35(a)(c)	EUR	500	577,348
0.05%, 05/24/24(a)	EUR	1,000	1,226,925
0.05%, 01/16/30	EUR	800	973,999
0.05%, 10/13/34(a)	EUR	500	585,925
0.13%, 04/15/25	EUR	150	185,079
0.13%, 12/14/26(a)	GBP	200	268,595
0.13%, 06/20/29(a)	EUR	50	61,470
0.20%, 07/15/24(a)	EUR	700	863,414
0.25%, 10/14/24(a)	EUR	630	779,705
0.25%, 06/15/40(a)	EUR	350	406,082
0.38%, 04/14/26(a)	EUR	350	438,204
0.38%, 05/15/26(a)	EUR	510	638,772
0.50%, 01/15/27	EUR	1,391	1,758,092
0.50%, 11/13/37	EUR	375	463,094
0.63%, 01/22/29(a)	EUR	610	779,390
0.75%, 11/15/24(a)	GBP	790	1,107,052
0.88%, 12/15/23(a)	GBP	500	703,186
0.88%, 09/13/24(a)	EUR	500	630,978
0.88%, 01/14/28(a)	EUR	400	518,886

102	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Supranational (continued)
1.00%, 09/21/26(a)	GBP	40	$56,440
1.00%, 03/14/31(a)	EUR	520	689,256
1.00%, 04/14/32(a)	EUR	590	782,679
1.00%, 11/14/42(a)	EUR	1,310	1,758,062
1.13%, 09/07/21(a)	GBP	270	375,103
1.13%, 11/15/32	EUR	450	604,456
1.13%, 04/13/33(a)	EUR	600	804,490
1.13%, 09/15/36(a)	EUR	350	470,002
1.25%, 05/12/25(a)	SEK	1,000	122,858
1.50%, 11/15/47	EUR	50	73,927
1.50%, 10/16/48	EUR	430	637,813
1.75%, 09/15/45(a)	EUR	200	304,506
2.13%, 01/15/24	EUR	1,140	1,474,543
2.25%, 10/14/22(a)	EUR	300	376,477
2.70%, 01/12/23(a)	AUD	500	402,346
3.30%, 02/03/28	AUD	750	650,469
3.50%, 04/15/27(a)	EUR	50	74,230
3.88%, 06/08/37(a)	GBP	570	1,075,932
4.00%, 04/15/30	EUR	300	495,090
4.00%, 10/15/37	EUR	200	381,845
4.50%, 06/07/29(a)	GBP	240	422,875
5.00%, 04/15/39	GBP	40	87,422
5.63%, 06/07/32	GBP	100	202,042
European Stability Mechanism
0.00%, 10/18/22(a)(c)	EUR	350	425,088
0.00%, 02/10/23(a)(c)	EUR	200	243,399
0.00%, 03/14/25(a)(c)	EUR	520	637,525
0.00%, 03/04/30(a)(c)	EUR	100	121,203
0.10%, 07/31/23(a)	EUR	390	476,693
0.13%, 04/22/24(a)	EUR	400	491,126
0.50%, 03/02/26(a)	EUR	1,100	1,382,351
0.50%, 03/05/29(a)	EUR	660	835,083
0.75%, 03/15/27(a)	EUR	650	831,836
0.75%, 09/05/28(a)	EUR	800	1,030,164
0.88%, 07/18/42(a)	EUR	80	103,037
1.00%, 09/23/25(a)	EUR	500	640,217
1.13%, 05/03/32(a)	EUR	150	200,536
1.20%, 05/23/33(a)	EUR	600	809,755
1.63%, 11/17/36(a)	EUR	100	143,181
1.75%, 10/20/45(a)	EUR	310	474,451
1.80%, 11/02/46(a)	EUR	510	796,234
1.85%, 12/01/55(a)	EUR	400	666,115
European Union
0.00%, 11/04/25(a)(c)	EUR	108	132,721
0.00%, 06/02/28(a)(c)	EUR	1,110	1,357,544
0.00%, 10/04/30(a)(c)	EUR	1,000	1,207,820
0.00%, 07/04/35(a)(c)	EUR	1,645	1,900,724
0.10%, 10/04/40(a)	EUR	800	897,129
0.20%, 06/04/36(a)	EUR	240	283,142
0.30%, 11/04/50(a)	EUR	1,212	1,344,926
0.50%, 04/04/25(a)	EUR	1,480	1,852,764
0.63%, 11/04/23(a)	EUR	400	496,490
0.75%, 04/04/31(a)	EUR	180	233,044
1.13%, 04/04/36(a)	EUR	100	134,664
1.25%, 04/04/33(a)	EUR	760	1,036,998
1.50%, 10/04/35(a)	EUR	60	84,793
1.88%, 04/04/24(a)	EUR	270	348,480
2.50%, 11/04/27(a)	EUR	250	356,484
2.75%, 09/21/21(a)	EUR	50	60,972
2.88%, 04/04/28	EUR	500	734,023

Security		Par (000)	Value

Supranational (continued)
3.38%, 04/04/32(a)	EUR	50	$81,965
3.75%, 04/04/42(a)	EUR	280	554,059
Inter-American Development Bank
0.88%, 08/27/27	CAD	200	156,254
1.00%, 08/04/28	AUD	200	148,276
1.25%, 12/15/25	GBP	200	285,735
1.38%, 12/15/24	GBP	100	143,165
1.70%, 10/10/24	CAD	200	167,464
1.95%, 04/23/24	AUD	500	403,462
2.50%, 04/14/27(a)	AUD	100	82,663
International Bank for Reconstruction & Development
0.00%, 02/21/30(c)	EUR	500	600,762
0.13%, 01/03/51	EUR	200	206,033
0.20%, 01/21/61	EUR	230	228,031
0.25%, 05/21/29	EUR	500	616,442
0.25%, 01/10/50	EUR	120	128,660
0.50%, 07/24/23	GBP	600	835,648
0.50%, 05/18/26	AUD	100	75,268
0.63%, 12/15/23	GBP	200	279,452
0.63%, 11/22/27	EUR	200	253,607
0.63%, 01/12/33(a)	EUR	60	75,458
0.88%, 12/13/24	GBP	300	422,073
1.00%, 12/21/29	GBP	400	553,781
1.25%, 09/07/23	GBP	200	283,417
1.80%, 07/26/24	CAD	500	420,058
1.90%, 01/16/25	CAD	940	792,192
2.60%, 09/20/22	AUD	350	279,496
2.90%, 11/26/25	AUD	510	430,918
International Finance Corp.
2.80%, 08/15/22	AUD	250	199,690
3.15%, 06/26/29(a)	AUD	580	498,392
Nordic Investment Bank
0.00%, 04/30/27(a)(c)	EUR	300	367,330
0.38%, 09/19/22(a)	EUR	300	365,976

			94,429,011

Sweden — 0.4%
Kommuninvest I Sverige AB
0.75%, 02/22/23(a)	SEK	2,000	240,000
1.00%, 09/15/21(a)	SEK	700	83,127
1.00%, 11/13/23(a)	SEK	5,000	606,102
1.00%, 05/12/25(a)	SEK	13,000	1,586,413
1.00%, 11/12/26(a)	SEK	5,000	609,526
Svensk Exportkredit AB, 0.13%, 12/15/25(a)	GBP	200	271,159
Sweden Government Bond
0.13%, 05/12/31(e)	SEK	6,520	749,938
0.50%, 11/24/45	SEK	2,760	298,367
0.75%, 05/12/28	SEK	13,400	1,649,028
0.75%, 11/12/29(e)	SEK	8,290	1,017,133
1.00%, 11/12/26(a)	SEK	6,915	862,790
1.50%, 11/13/23(e)	SEK	14,500	1,792,713
2.25%, 06/01/32(a)	SEK	3,450	485,434
2.50%, 05/12/25	SEK	13,000	1,702,688
3.50%, 06/01/22	SEK	10,345	1,274,053
3.50%, 03/30/39	SEK	6,380	1,102,152
Sweden Government International Bond, 0.13%, 04/24/23(a)	EUR	400	488,184

			14,818,807

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Switzerland — 0.4%
Swiss Confederation Government Bond
0.00%, 06/22/29(a)(c)	CHF	6,812	$7,670,773
0.00%, 06/26/34(a)(c)	CHF	3,520	3,891,664
0.00%, 07/24/39(a)(c)	CHF	3,500	3,820,163

			15,382,600

Thailand — 0.6%
Thailand Government Bond
1.60%, 12/17/29	THB	33,180	1,060,513
1.60%, 06/17/35	THB	11,330	341,463
2.00%, 12/17/22	THB	32,436	1,067,130
2.00%, 06/17/42	THB	15,790	462,582
2.13%, 12/17/26	THB	36,520	1,231,975
2.40%, 12/17/23	THB	34,620	1,163,354
2.88%, 12/17/28	THB	92,885	3,268,269
2.88%, 06/17/46	THB	24,980	817,467
3.30%, 06/17/38	THB	39,930	1,452,638
3.40%, 06/17/36	THB	15,670	576,827
3.58%, 12/17/27	THB	14,000	511,616
3.60%, 06/17/67	THB	38,050	1,422,150
3.63%, 06/16/23	THB	59,500	2,034,781
3.65%, 12/17/21	THB	46,000	1,508,032
3.65%, 06/20/31	THB	31,080	1,170,185
3.80%, 06/14/41	THB	2,000	77,894
3.85%, 12/12/25	THB	29,633	1,075,953
4.00%, 06/17/66	THB	9,000	364,292
4.26%, 12/12/37(a)	THB	35,800	1,383,619
4.68%, 06/29/44	THB	17,120	728,428
4.85%, 06/17/61	THB	4,500	210,410

			21,929,578

United Kingdom — 6.6%
LCR Finance PLC
4.50%, 12/07/28(a)	GBP	150	260,995
4.50%, 12/07/38(a)	GBP	200	409,550
Transport for London
2.13%, 04/24/25(a)	GBP	250	364,511
2.25%, 08/09/22(a)	GBP	100	141,551
3.88%, 07/23/42(a)	GBP	350	633,934
United Kingdom Gilt
0.13%, 01/31/23(a)	GBP	1,960	2,716,107
0.13%, 01/31/24(a)	GBP	2,490	3,441,532
0.13%, 01/30/26(a)	GBP	3,880	5,306,356
0.13%, 01/31/28(a)	GBP	5,110	6,842,214
0.25%, 07/31/31(a)	GBP	3,050	3,933,021
0.38%, 10/22/26(a)	GBP	1,460	2,008,608
0.38%, 10/22/30(a)	GBP	5,650	7,469,985
0.50%, 07/22/22(a)	GBP	2,524	3,514,490
0.50%, 10/22/61(a)	GBP	2,250	2,398,796
0.63%, 06/07/25(a)	GBP	3,040	4,269,434
0.63%, 07/31/35(a)	GBP	2,370	3,039,908
0.63%, 10/22/50(a)	GBP	4,120	4,714,359
0.75%, 07/22/23(a)	GBP	1,236	1,736,546
0.88%, 10/22/29(a)	GBP	4,590	6,406,436
0.88%, 01/31/46(a)	GBP	1,270	1,583,104
1.00%, 04/22/24(a)	GBP	4,972	7,054,020
1.25%, 07/22/27(a)	GBP	6,230	9,001,919
1.25%, 10/22/41(a)	GBP	3,120	4,275,131
1.50%, 07/22/26(a)	GBP	4,860	7,105,332
1.50%, 07/22/47(a)	GBP	3,710	5,321,809
1.63%, 10/22/28(a)	GBP	4,140	6,138,384

Security		Par/ Shares (000)	Value

United Kingdom (continued)
1.63%, 10/22/54(a)	GBP	2,850	$4,270,565
1.63%, 10/22/71(a)	GBP	2,170	3,578,059
1.75%, 09/07/22(a)	GBP	2,703	3,828,217
1.75%, 09/07/37(a)	GBP	4,320	6,452,343
1.75%, 01/22/49(a)	GBP	2,523	3,829,898
1.75%, 07/22/57(a)	GBP	3,367	5,312,334
2.00%, 09/07/25(a)	GBP	3,705	5,508,901
2.25%, 09/07/23(a)	GBP	4,788	6,964,071
2.50%, 07/22/65(a)	GBP	2,180	4,346,321
2.75%, 09/07/24(a)	GBP	2,476	3,720,260
3.25%, 01/22/44(a)	GBP	3,193	6,096,955
3.50%, 01/22/45(a)	GBP	3,553	7,101,317
3.50%, 07/22/68(a)	GBP	1,990	5,058,236
3.75%, 07/22/52(a)	GBP	2,475	5,557,661
4.00%, 01/22/60(a)	GBP	2,570	6,579,999
4.25%, 12/07/27(a)	GBP	2,098	3,600,338
4.25%, 06/07/32(a)	GBP	2,540	4,727,895
4.25%, 03/07/36(a)	GBP	2,931	5,778,800
4.25%, 09/07/39(a)	GBP	2,276	4,716,835
4.25%, 12/07/40(a)	GBP	3,055	6,427,692
4.25%, 12/07/46(a)	GBP	2,506	5,662,489
4.25%, 12/07/49(a)	GBP	2,034	4,776,826
4.25%, 12/07/55(a)	GBP	2,527	6,398,811
4.50%, 09/07/34(a)	GBP	3,478	6,860,548
4.50%, 12/07/42(a)	GBP	2,505	5,561,175
4.75%, 12/07/30(a)	GBP	1,795	3,379,195
4.75%, 12/07/38(a)	GBP	2,042	4,423,567
5.00%, 03/07/25(a)	GBP	1,023	1,674,061
6.00%, 12/07/28(a)	GBP	518	998,747

			243,280,148

Total Foreign Government Obligations — 77.9% (Cost: $2,737,644,139)			2,860,320,720

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)		2,580	2,580,000

Total Short-Term Investments — 0.1% (Cost: $2,580,000)			2,580,000

Total Investments in Securities — 98.3% (Cost: $3,432,786,999)			3,606,784,262

Other Assets, Less Liabilities — 1.7%			63,841,416

Net Assets — 100.0%			$3,670,625,678

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)	Perpetual security with no stated maturity date.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Maturity date represents next reset date.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.

104	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$15,740,000	$—	$(13,160,000	)(a)	$—	$—	$2,580,000	2,580	$2,204	$—

(a)	Represents net amount purchased (sold).

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	6,800,000	USD	5,395,410	CITI	05/04/21	$132,153
CAD	1,960,000	USD	1,563,796	SSB	05/04/21	29,442
MXN	14,900,000	USD	737,342	JPM	05/04/21	1,214
USD	370,949,654	GBP	265,990,000	JPM	05/04/21	2,673,032
THB	708,945,000	USD	22,755,416	SOC	05/06/21	12,789
JPY	1,318,750,000	USD	12,067,162	MS	06/02/21	1,647
USD	111,318,655	AUD	143,380,000	MS	06/02/21	851,154
USD	40,602,180	CAD	49,850,000	CITI	06/02/21	43,470
USD	40,625,891	CAD	49,850,000	DB	06/02/21	67,182
USD	40,596,149	CAD	49,850,000	JPM	06/02/21	37,439
USD	40,607,746	CAD	49,850,000	MS	06/02/21	49,037
USD	40,587,753	CAD	49,850,000	SSB	06/02/21	29,044
USD	34,706,661	CHF	31,580,000	MS	06/02/21	101,001
USD	505,030,554	CNY	3,272,800,000	SSB	06/02/21	704,625
USD	8,906,103	CZK	190,580,000	MS	06/02/21	46,276
USD	16,687,244	DKK	102,595,000	SSB	06/02/21	92,863
USD	355,978,508	EUR	294,450,000	CITI	06/02/21	1,775,142
USD	355,985,339	EUR	294,450,000	DB	06/02/21	1,781,973
USD	355,910,549	EUR	294,450,000	JPM	06/02/21	1,707,183
USD	355,904,660	EUR	294,450,000	MS	06/02/21	1,701,294
USD	356,053,494	EUR	294,445,000	SSB	06/02/21	1,856,143
USD	369,490,433	GBP	265,990,000	JPM	06/02/21	1,191,304
USD	7,161,009	HUF	2,128,915,000	JPM	06/02/21	53,842
USD	10,003,204	ILS	32,435,000	UBS	06/02/21	15,552
USD	86,191,105	JPY	9,386,675,000	CITI	06/02/21	287,037
USD	86,188,794	JPY	9,386,675,000	DB	06/02/21	284,726
USD	86,180,327	JPY	9,386,675,000	JPM	06/02/21	276,259
USD	86,165,177	JPY	9,386,675,000	MS	06/02/21	261,110
USD	86,195,633	JPY	9,386,670,000	SSB	06/02/21	291,612
USD	19,376,694	MXN	389,560,000	UBS	06/02/21	207,077
USD	6,870,032	NOK	56,510,000	JPM	06/02/21	80,922
USD	12,079,924	NZD	16,750,000	CITI	06/02/21	94,897
USD	10,838,780	PLN	40,915,000	JPM	06/02/21	48,267
USD	5,159,660	RON	21,045,000	UBS	06/02/21	27,719
USD	31,469,077	SEK	264,650,000	UBS	06/02/21	199,314
USD	13,045,432	SGD	17,320,000	SSB	06/02/21	31,503
USD	5,994,613	COP	21,375,590,000	JPM	06/16/21	292,654
USD	4,122,315	PEN	15,220,000	MS	06/16/21	104,046

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	11,204,659	RUB	837,890,000	MS	06/16/21	$104,573

						17,546,517

AUD	143,380,000	USD	111,304,460	MS	05/04/21	(851,656)
CAD	49,850,000	USD	40,600,057	CITI	05/04/21	(43,527)
CAD	49,850,000	USD	40,624,302	DB	05/04/21	(67,773)
CAD	49,850,000	USD	40,594,496	JPM	05/04/21	(37,966)
CAD	49,850,000	USD	40,606,069	MS	05/04/21	(49,540)
CAD	49,850,000	USD	40,586,266	SSB	05/04/21	(29,737)
CHF	31,580,000	USD	34,680,811	MS	05/04/21	(101,014)
CZK	190,580,000	USD	8,906,024	MS	05/04/21	(46,350)
DKK	102,595,000	USD	16,679,537	SSB	05/04/21	(92,898)
EUR	294,450,000	USD	355,778,046	CITI	05/04/21	(1,775,637)
EUR	294,450,000	USD	355,783,935	DB	05/04/21	(1,781,526)
EUR	294,450,000	USD	355,710,322	JPM	05/04/21	(1,707,913)
EUR	294,450,000	USD	355,704,433	MS	05/04/21	(1,702,024)
EUR	294,445,000	USD	355,851,505	SSB	05/04/21	(1,855,107)
GBP	531,980,000	USD	740,410,562	JPM	05/04/21	(3,857,318)
HUF	2,128,915,000	USD	7,164,084	JPM	05/04/21	(53,902)
ILS	32,435,000	USD	10,000,617	UBS	05/04/21	(15,547)
MXN	404,380,000	USD	20,171,877	UBS	05/04/21	(206,403)
NOK	56,510,000	USD	6,869,757	JPM	05/04/21	(80,953)
NZD	16,750,000	USD	12,081,272	CITI	05/04/21	(94,975)
PLN	40,915,000	USD	10,837,548	JPM	05/04/21	(48,296)
RON	21,045,000	USD	5,165,266	UBS	05/04/21	(27,703)
SEK	264,650,000	USD	31,461,232	UBS	05/04/21	(199,235)
SGD	17,320,000	USD	13,046,884	SSB	05/04/21	(31,667)
USD	4,410,648	AUD	5,790,000	DB	05/04/21	(61,838)
USD	1,104,543	AUD	1,450,000	JPM	05/04/21	(15,509)
USD	103,575,857	AUD	136,140,000	UBS	05/04/21	(1,585,501)
USD	39,590,430	CAD	49,840,000	CITI	05/04/21	(923,355)
USD	44,733,895	CAD	56,330,000	DB	05/04/21	(1,055,460)
USD	41,417,899	CAD	52,160,000	MS	05/04/21	(981,760)
USD	39,558,946	CAD	49,840,000	SSB	05/04/21	(954,838)
USD	39,560,768	CAD	49,840,000	UBS	05/04/21	(953,017)
USD	33,490,464	CHF	31,580,000	UBS	05/04/21	(1,134,831)
USD	8,564,604	CZK	190,580,000	UBS	05/04/21	(303,769)
USD	16,205,156	DKK	102,595,000	SSB	05/04/21	(402,292)
USD	333,696,346	EUR	284,360,000	CITI	05/04/21	(8,616,129)
USD	387,055,216	EUR	329,860,000	DB	05/04/21	(10,030,144)
USD	3,633,741	EUR	3,090,000	JPM	05/04/21	(86,000)
USD	335,814,721	EUR	286,215,000	MS	05/04/21	(8,730,802)
USD	333,534,090	EUR	284,360,000	SSB	05/04/21	(8,778,385)
USD	333,621,673	EUR	284,360,000	UBS	05/04/21	(8,690,802)
USD	9,603,492	GBP	6,960,000	JPM	05/04/21	(32,981)
USD	356,761,242	GBP	259,030,000	JPM	05/04/21	(1,878,908)
USD	6,872,684	HUF	2,128,915,000	UBS	05/04/21	(243,206)
USD	9,720,764	ILS	32,435,000	UBS	05/04/21	(279,699)
USD	20,371,850	MXN	419,280,000	CITI	05/04/21	(410,821)
USD	6,634,038	NOK	56,510,000	CITI	05/04/21	(167,676)

106	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	1,106,472	NZD	1,580,000	DB	05/04/21	$(27,178)
USD	364,150	NZD	520,000	JPM	05/04/21	(8,950)
USD	10,247,675	NZD	14,650,000	UBS	05/04/21	(263,702)
USD	10,308,738	PLN	40,915,000	UBS	05/04/21	(489,483)
USD	5,012,071	RON	21,045,000	CITI	05/04/21	(127,813)
USD	1,105,100	SEK	9,630,000	DB	05/04/21	(33,770)
USD	29,273,938	SEK	255,020,000	UBS	05/04/21	(885,421)
USD	364,648	SGD	490,000	DB	05/04/21	(3,663)
USD	12,516,808	SGD	16,830,000	JPM	05/04/21	(133,523)
JPY	9,386,675,000	USD	86,174,282	CITI	05/06/21	(286,506)
JPY	9,386,675,000	USD	86,171,624	DB	05/06/21	(283,848)
JPY	9,386,675,000	USD	86,163,714	JPM	05/06/21	(275,938)
JPY	9,386,675,000	USD	86,148,412	MS	05/06/21	(260,637)
JPY	9,386,670,000	USD	86,179,015	SSB	05/06/21	(291,285)
USD	80,215,414	JPY	8,885,090,000	CITI	05/06/21	(1,071,718)
USD	99,997,186	JPY	11,070,180,000	DB	05/06/21	(1,280,706)
USD	2,922,355	JPY	322,820,000	JPM	05/06/21	(31,032)
USD	80,211,405	JPY	8,885,100,000	MS	05/06/21	(1,075,818)
USD	80,212,640	JPY	8,885,090,000	SSB	05/06/21	(1,074,492)
USD	80,203,010	JPY	8,885,090,000	UBS	05/06/21	(1,084,122)
USD	22,665,584	THB	708,945,000	JPM	05/06/21	(102,622)
CNY	3,272,800,000	USD	505,959,651	SSB	05/07/21	(450,475)
USD	497,287,578	CNY	3,272,800,000	SSB	05/07/21	(8,402,361)
AUD	1,420,000	USD	1,097,026	MS	06/02/21	(2,983)
CNY	73,000,000	USD	11,264,737	SSB	06/02/21	(15,717)
DKK	13,540,000	USD	2,192,801	MS	06/02/21	(2,753)
EUR	52,370,000	USD	63,078,650	MS	06/02/21	(81,094)
GBP	9,470,000	USD	13,112,314	JPM	06/02/21	(33,050)
SEK	12,280,000	USD	1,452,637	MS	06/02/21	(1,692)
USD	22,739,855	THB	708,945,000	SOC	06/02/21	(24,278)
USD	2,748,279	CLP	2,016,550,000	CITI	06/16/21	(74,651)
USD	27,185,609	IDR	398,350,731,737	JPM	06/16/21	(267,768)
USD	80,784,672	KRW	92,301,335,000	JPM	06/16/21	(1,922,710)
USD	2,218,491	KRW	2,511,110,000	MS	06/16/21	(31,610)
USD	22,898,235	MYR	94,730,000	MS	06/16/21	(202,065)
USD	1,848,747	RUB	140,930,000	CITI	06/16/21	(18,246)

						(91,700,070)

	Net unrealized depreciation					$(74,153,553)

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$17,546,517

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

Foreign Currency Exchange Contracts

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$91,700,070

For the six months ended April 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$(32,841,226)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$(69,442,827)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$3,722,405,899
Average amounts sold — in USD	$7,135,012,880

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$17,546,517	$91,700,070

Total derivative assets and liabilities in the Statement of Assets and Liabilities	17,546,517	91,700,070
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	17,546,517	91,700,070

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Cash Collateral Received	Net Amount of Derivative Assets

Citibank N.A.	$2,332,699	$(2,332,699)	$—	$—
Deutsche Bank Securities Inc.	2,133,881	(2,133,881)	—	—
JPMorgan Chase Bank N.A.	6,362,116	(6,362,116)	—	—
Morgan Stanley & Co. International PLC	3,220,138	(3,220,138)	—	—
Societe Generale	12,789	(12,789)	—	—
State Street Bank & Trust Company	704,625	(704,625)	—	—
State Street Bank and Trust Co.	2,330,607	(2,330,607)	—	—
UBS AG	449,662	(449,662)	—	—

	$17,546,517	$(17,546,517)	$—	$—

108	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core International Aggregate Bond ETF

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities	(c)(d)

Citibank N.A.	$13,611,054	$(2,332,699)	$—	$11,278,355
Deutsche Bank Securities Inc.	14,625,906	(2,133,881)	—	12,492,025
JPMorgan Chase Bank N.A.	10,575,339	(6,362,116)	(4,213,223)	—
Morgan Stanley & Co. International PLC	14,121,798	(3,220,138)	—	10,901,660
Societe Generale	24,278	(12,789)	—	11,489
State Street Bank & Trust Company	8,868,553	(704,625)	—	8,163,928
State Street Bank and Trust Co.	13,510,701	(2,330,607)	—	11,180,094
UBS AG	16,362,441	(449,662)	—	15,912,779

	$91,700,070	$(17,546,517)	$(4,213,223)	$69,940,330

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$743,883,542	$—	$743,883,542
Foreign Government Obligations	—	2,860,320,720	—	2,860,320,720
Money Market Funds	2,580,000	—	—	2,580,000

	$2,580,000	$3,604,204,262	$—	$3,606,784,262

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$17,546,517	$—	$17,546,517
Liabilities
Forward Foreign Currency Exchange Contracts	—	(91,700,070)	—	(91,700,070)

	$—	$(74,153,553)	$—	$(74,153,553)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	109

Statements of Assets and Liabilities (unaudited)

April 30, 2021

	iShares Core 1-5 Year USD Bond ETF	iShares Core International Aggregate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$5,097,140,167	$3,604,204,262
Affiliated(c)	209,548,008	2,580,000
Cash	60,198	—
Foreign currency, at value(d)	—	22,598,580
Cash pledged:
Collateral — OTC derivatives	—	7,070,000
Receivables:
Investments sold	57,575,090	85,204,315
Securities lending income — Affiliated	17,387	—
TBA sales commitments	16,515,000	—
Capital shares sold	2,191,497	834,721
Dividends	11,949	1,549
Interest	27,632,890	24,861,895
Unrealized appreciation on:
Forward foreign currency exchange contracts	—	17,546,517

Total assets	5,410,692,186	3,764,901,839

LIABILITIES
Bank overdraft	—	1,296,333
Cash received:
Collateral — OTC derivatives	—	70,000
Collateral on securities loaned, at value	92,549,192	—
TBA sales commitments, at value(e)	16,526,875	—
Deferred foreign capital gain tax	—	138,283
Payables:
Investments purchased	196,698,703	829,634
Investment advisory fees	236,339	241,841
Unrealized depreciation on:
Forward foreign currency exchange contracts	—	91,700,070

Total liabilities	306,011,109	94,276,161

NET ASSETS	$5,104,681,077	$3,670,625,678

NET ASSETS CONSIST OF:
Paid-in capital	$5,005,383,473	$3,598,608,661
Accumulated earnings	99,297,604	72,017,017

NET ASSETS	$5,104,681,077	$3,670,625,678

Shares outstanding	99,500,000	67,050,000

Net asset value	$51.30	$54.74

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$90,202,089	$—
(b) Investments, at cost — Unaffiliated	$5,016,720,706	$3,430,206,999
(c) Investments, at cost — Affiliated	$209,508,541	$2,580,000
(d) Foreign currency, at cost	$—	$22,398,303
(e) Proceeds from TBA sales commitments	$16,515,000	$—

See notes to financial statements.

110	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended April 30, 2021

	iShares Core 1-5 Year USD Bond ETF	iShares Core International Aggregate Bond ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$48	$—
Dividends — Affiliated	129,119	2,204
Interest — Unaffiliated	43,977,246	18,929,689
Securities lending income — Affiliated — net	97,442	—
Other income — Unaffiliated	16,508	2,370
Foreign taxes withheld	—	(292,310)

Total investment income	44,220,363	18,641,953

EXPENSES
Investment advisory fees	1,430,521	1,419,795
Miscellaneous	173	73,356

Total expenses	1,430,694	1,493,151

Less:
Investment advisory fees waived	(65,372)	—

Total expenses after fees waived	1,365,322	1,493,151

Net investment income	42,855,041	17,148,802

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	10,998,368	15,508,744
Investments — Affiliated	(13,134)	—
In-kind redemptions — Unaffiliated	4,165,779	—
Forward foreign currency exchange contracts	—	(32,841,226)
Foreign currency transactions	—	938,201

Net realized gain (loss)	15,151,013	(16,394,281)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(a)	(21,502,205)	6,581,367
Investments — Affiliated	(11,011)	—
Forward foreign currency exchange contracts	—	(69,442,827)
Foreign currency translations	—	304,165

Net change in unrealized appreciation (depreciation)	(21,513,216)	(62,557,295)

Net realized and unrealized loss	(6,362,203)	(78,951,576)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,492,838	$(61,802,774)

(a) Net of reduction in deferred foreign capital gain tax of	$—	$61,669

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	111

Statements of Changes in Net Assets

		iShares Core 1-5 Year USD Bond ETF	iShares Core International Aggregate Bond ETF

	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$42,855,041	$89,440,740	$17,148,802	$24,289,073
Net realized gain (loss)	15,151,013	2,815,547	(16,394,281)	(86,517,959)
Net change in unrealized appreciation (depreciation)	(21,513,216)	58,772,493	(62,557,295)	137,527,957

Net increase (decrease) in net assets resulting from operations	36,492,838	151,028,780	(61,802,774)	75,299,071

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(43,550,499)	(89,745,060)	(6,019,839)	(20,298,112)
Return of capital	—	—	—	(30,948,020)

Decrease in net assets resulting from distributions to shareholders	(43,550,499)	(89,745,060)	(6,019,839)	(51,246,132)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	410,747,963	1,776,454,761	509,533,382	1,376,748,254

NET ASSETS	.
Total increase in net assets	403,690,302	1,837,738,481	441,710,769	1,400,801,193
Beginning of period	4,700,990,775	2,863,252,294	3,228,914,909	1,828,113,716

End of period	$5,104,681,077	$4,700,990,775	$3,670,625,678	$3,228,914,909

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

112	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core 1-5 Year USD Bond ETF

	Six Months Ended 04/30/21		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		10/31/20	10/31/19	10/31/18	10/31/17	10/31/16 (a)

Net asset value, beginning of period	$51.38		$50.50	$48.79	$50.08	$50.44	$50.00

Net investment income(b)	0.46		1.18	1.42	1.24	1.03	0.94
Net realized and unrealized gain (loss)(c)		(0.07)	0.92	1.68	(1.37)	(0.38)	0.43

Net increase (decrease) from investment operations	0.39		2.10	3.10	(0.13)	0.65	1.37

Distributions(d)
From net investment income		(0.47)	(1.22)	(1.39)	(1.16)	(1.01)	(0.93)

Total distributions		(0.47)	(1.22)	(1.39)	(1.16)	(1.01)	(0.93)

Net asset value, end of period	$51.30		$51.38	$50.50	$48.79	$50.08	$50.44

Total Return
Based on net asset value	0.76	%(e)	4.22%	6.43%	(0.25)%	1.29%	2.79%

Ratios to Average Net Assets
Total expenses	0.06	%(f)	0.06%	0.06%	0.06%	0.08%	0.12%

Total expenses after fees waived	0.06	%(f)	0.06%	0.06%	0.06%	0.07%	0.11%

Net investment income	1.80	%(f)	2.32%	2.85%	2.53%	2.06%	1.87%

Supplemental Data
Net assets, end of period (000)	$5,104,681		$4,700,991	$2,863,252	$2,205,285	$1,156,893	$580,113

Portfolio turnover rate(g)(h)	42	%(e)	77%	83%	107%	124%	124%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Includes mortgage dollar roll transactions (“MDRs”)

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	113

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core International Aggregate Bond ETF

	Six Months Ended							Period From
	04/30/21		Year Ended		Year Ended	Year Ended	Year Ended	11/10/15	(a)
	(unaudited)		10/31/20		10/31/19	10/31/18	10/31/17	to10/31/16

Net asset value, beginning of period	$55.77		$55.23		$52.17	$51.98	$52.62	$49.85

Net investment income(b)	0.27		0.55		0.55	0.47	0.44	0.42
Net realized and unrealized gain (loss)(c)		(1.20)	1.17		4.80	0.44	0.30	2.67

Net increase (decrease) from investment operations		(0.93)	1.72		5.35	0.91	0.74	3.09

Distributions(d)
From net investment income		(0.10)	(0.46)		(2.29)	(0.72)	(0.76)		(0.32)
From net realized gain	—		(0.01)		—	—	(0.20)	—
Return of capital	—		(0.71)		—	—	(0.42)	—

Total distributions		(0.10)	(1.18)		(2.29)	(0.72)	(1.38)		(0.32)

Net asset value, end of period	$54.74		$55.77		$55.23	$52.17	$51.98	$52.62

Total Return
Based on net asset value	(1.66	)%(e)	3.16	%(f)	10.50%	1.77%	1.46%	6.22	%(e)

Ratios to Average Net Assets
Total expenses	0.09	%(g)	0.09%		0.09%	0.09%	0.11%	0.15	%(g)

Net investment income	1.00	%(g)	0.99%		1.02%	0.91%	0.84%	0.83	%(g)

Supplemental Data
Net assets, end of period (000)	$3,670,626		$3,228,915		$1,828,114	$871,318	$465,235	$186,791

Portfolio turnover rate(h)	9	%(e)	36%		12%	11%	20%	110	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

114	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Core 1-5 Year USD Bond	Diversified
Core International Aggregate Bond	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2021, if any, are disclosed in the statement of assets and liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls, TBA sales commitments and forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

N O T E S T O F I N A N C I A L S T A T E M E N T S	115

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

116	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the schedule of investments and the obligation to return the collateral is presented as a liability in the statement of assets and liabilities. Securities pledged as collateral by a fund, if any, are noted in the schedule of investments.

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund

N O T E S T O F I N A N C I A L S T A T E M E N T S	117

Notes to Financial Statements (unaudited) (continued)

or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core 1-5 Year USD Bond
Barclays Bank PLC	$461,468	$373,211		$—	$(88,257	)(b)
Barclays Capital Inc.	28,366,491	28,366,491		—	—
BNP Paribas Prime Brokerage International Ltd.	37,685	37,685		—	—
BofA Securities, Inc.	5,976,056	5,976,056		—	—
Citadel Clearing LLC	73,750	73,750		—	—
Citigroup Global Markets Inc.	12,530,172	12,530,172		—	—
Credit Suisse Securities (USA) LLC	601,170	601,170		—	—
Deutsche Bank Securities Inc.	203,205	203,205		—	—
Goldman Sachs & Co.	1,457,066	1,362,590		—	(94,476	)(b)
HSBC SECURITIES (USA) INC	447,185	447,185		—	—
Jefferies LLC	368,404	368,404		—	—
JPMorgan Securities LLC	32,248,870	32,248,870		—	—
Morgan Stanley & Co. LLC	4,632,360	4,632,360		—	—
Nomura Securities International Inc.	225,690	225,690		—	—
RBC Capital Markets LLC	1,672,845	1,672,845		—	—
Wells Fargo Securities LLC	899,672	899,672		—	—

	$90,202,089	$90,019,356		$—	$(182,733)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of April 30, 2021. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

118	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the statement of assets and liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the statement of assets and liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

Core 1-5 Year USD Bond	0.06%
Core International Aggregate Bond	0.08

Effective December 17, 2020, for its investment advisory services to the iShares Core International Aggregate Bond ETF, BFA is entitled to an annual investment advisory fee of 0.08%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to December 17, 2020, BFA was entitled to an annual investment advisory fee of 0.09%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For the iShares Core 1-5 Year USD Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

Core 1-5 Year USD Bond	$65,372

N O T E S T O F I N A N C I A L S T A T E M E N T S	119

Notes to Financial Statements (unaudited) (continued)

Sub-Adviser: BFA has entered into separate sub-advisory agreements with BlackRock International Limited and BlackRock (Singapore) Limited (together, the “Sub-Advisers”), both affiliates of BFA, under which BFA pays each of the Sub-Advisers for services it provides to the iShares Core International Aggregate Bond ETF.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended April 30, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

Core 1-5 Year USD Bond	$30,404

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Core 1-5 Year USD Bond	$1,646,692	$600,400	$(14,508)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended April 30, 2021, purchases and sales of investments, including mortgage dollar rolls and excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales

Core 1-5 Year USD Bond	$1,710,526,124	$1,681,090,279	$377,759,934	$339,209,932
Core International Aggregate Bond	—	—	361,359,278	310,616,064

120	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For the six months ended April 30, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Core 1-5 Year USD Bond	$505,476,974	$142,794,171
Core International Aggregate Bond	355,928,660	—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

Core 1-5 Year USD Bond	$1,758,779
Core International Aggregate Bond	414,990

As of April 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Core 1-5 Year USD Bond	$5,211,472,234	$111,985,705	$(16,769,764)	$95,215,941
Core International Aggregate Bond	3,435,570,938	212,057,389	(114,997,618)	97,059,771

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

The iShares Core International Aggregate Bond ETF may invest directly in the domestic bond market in the People’s Republic of China (“China” or the “PRC”) (the “China Interbank Bond Market”) through the northbound trading of Bond Connect (“Bond Connect”). The Fund may be exposed to additional risks when investing in the China

N O T E S T O F I N A N C I A L S T A T E M E N T S	121

Notes to Financial Statements (unaudited) (continued)

Interbank Bond Market, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) political and economic instability, and regulatory and tax risks (iii) potential delays and disruptions in the functionality of the newly developed trading platforms and operational systems, or the potential that Bond Connect ceases to operate; (iv) settlement and custody risks due to the link between the offshore custody agent and onshore custodians and clearing institutions; and (v) currency risk. In such event, there is no assurance that the Fund will achieve its investment objective.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

122	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/21		Year Ended 10/31/20

iShares ETF	Shares	Amount	Shares	Amount

Core 1-5 Year USD Bond
Shares sold	11,000,000	$565,334,958	41,600,000	$2,117,672,966
Shares redeemed	(3,000,000)	(154,586,995)	(6,800,000)	(341,218,205)

Net increase	8,000,000	$410,747,963	34,800,000	$1,776,454,761

Core International Aggregate Bond
Shares sold	9,150,000	$509,533,382	29,650,000	$1,641,760,749
Shares redeemed	—	—	(4,850,000)	(265,012,495)

Net increase	9,150,000	$509,533,382	24,800,000	$1,376,748,254

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	123

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Core 1-5 Year USD Bond ETF and iShares Core International Aggregate Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

124	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Core 1-5 Year USD Bond(a)	$0.466713	$—	$0.002377	$0.469090	99%	—%	1%	100%
Core International Aggregate Bond(a)	0.069686	—	0.033749	0.103435	67	—	33	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	125

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

126	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

BAB	Build America Bond

GO	General Obligation

JSC	Joint Stock Company

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

PJSC	Public Joint Stock Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNY	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

IDR	Indonesian Rupiah

ILS	Israeli Shekel

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PEN	Peru Nuevo Sol

PLN	Polish Zloty

RON	Romanian Leu

RUB	New Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

USD	United States Dollar

Counterparty Abbreviations

CITI	Citibank N.A.

DB	Deutsche Bank AG London

JPM	JPMorgan Chase Bank N.A.

MS	Morgan Stanley & Co. International PLC

SSB	State Street Bank and Trust Co.

UBS	UBS AG

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	127

Want to know more?

iShares.com   |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or ICE Data Indices, LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1006-0421

APRIL 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

🌑	iShares Core Total USD Bond Market ETF | IUSB | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2021 reflected a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the response to the virus’s spread was well underway, and countries around the world felt the effect of economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses were imposed in many parts of the world, workers were laid off, and unemployment claims spiked, causing a global recession.

As May 2020 began, stocks had just begun to recover from the lowest point following the onset of the pandemic. This recovery continued throughout the reporting period, as businesses continued re-opening and governments learned to adapt to life with the virus. Equity prices rose through the summer, fed by strong fiscal and monetary support and improving economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns late in the reporting period, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by announcing that inflation could exceed its 2% target for a sustained period without triggering a rate increase. To stabilize credit markets, the Fed also continued purchasing significant quantities of bonds, as did other influential central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in technology, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are underweight overall on credit, global high-yield and Asian bonds present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	28.85%	45.98%

U.S. small cap equities (Russell 2000® Index)	48.06	74.91

International equities (MSCI Europe, Australasia, Far East Index)	28.84	39.88

Emerging market equities (MSCI Emerging Markets Index)	22.95	48.71

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.05	0.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.26)	(7.79)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.52)	(0.27)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.42	7.40

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.98	19.57
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2021	iShares® Core Total USD Bond Market ETF

Investment Objective

The iShares Core Total USD Bond Market ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield, as represented by the Bloomberg Barclays U.S. Universal Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(0.65)%	1.76%	3.54%	3.50%	1.76%	19.00%	26.78%
Fund Market	(0.62)	1.78	3.57	3.52	1.78	19.17	26.91
Index	(0.62)	1.78	3.63	3.53	1.78	19.50	27.03

The inception date of the Fund was 6/10/14. The first day of secondary market trading was 6/12/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 993.50	$ 0.25		$ 1,000.00	$ 1,024.50	$ 0.25		0.05%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)

U.S. Government & Agency Obligations	56.9%
Corporate Bonds & Notes	36.8
Foreign Government Obligations	5.5
Collaterized Mortgage Obligations	1.2
Municipal Debt Obligations	0.5
Asset-Backed Securities	0.2
TBA Sales Commitments	(1.1)
Common Stocks	0.0	(b)

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	57.4%
Aa	3.3
A	12.0
Baa	16.0
Ba	4.1
B	2.9
Caa	0.8
Ca	0.2
Not Rated	3.3

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	5

Schedule of Investments (unaudited) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust
Series 2017-A, Class 7A, 2.35%, 05/15/25	$1,050	$1,081,878
Series 2018-2, Class A, 3.01%, 10/15/25	2,000	2,100,591
AmeriCredit Automobile Receivables Trust Series 2021-1, Class A3, 0.37%, 08/18/25 (Call 09/18/24)	3,810	3,809,062
Carmax Auto Owner Trust Series 2021-1, Class A3, 0.34%, 12/15/25 (Call 12/15/24)	5,610	5,598,143
Ford Credit Auto Owner Trust Series 2020-C A40.51%, 08/15/26 (Call 09/15/24)	5,940	5,891,400
GM Financial Automobile Leasing Trust Series 2020-2, Class A3, 0.80%, 07/20/23 (Call 03/20/23)	1,390	1,398,224
GM Financial Consumer Automobile Receivables Trust Series 2020-2, Class A3, 1.49%, 12/16/24 (Call 08/16/23)	1,569	1,591,229
Hyundai Auto Receivables Trust Series 2020-B A30.48%, 12/16/24 (Call 04/15/24)	1,840	1,843,266
Nissan Auto Receivables Owner Trust Series 2019-C, Class A4, 1.95%, 05/15/26 (Call 10/15/23)	1,500	1,550,602
Santander Drive Auto Receivables Trust Series 2018-4, Class C, 3.56%, 07/15/24 (Call 08/15/22)	745	751,776
Series 2020-1, Class C, 4.11%, 12/15/25 (Call 06/15/23)	1,018	1,074,175
Toyota Auto Receivables Owner Trust Series 2017-D, Class A4, 2.12%, 02/15/23 (Call 10/15/21)	459	461,026
World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 07/15/25 (Call 10/15/23)	860	861,891

Total Asset-Backed Securities — 0.2% (Cost: $27,860,021)		28,013,263

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.2%
Bank, Series 2020-BN27, Class A5, 2.14%, 04/15/63 (Call 03/15/30)	690	689,365
BBCMS Mortgage Trust
Series 2020-C7, 1.79%, 04/15/53	3,000	2,900,686
Series 2020-C7, Class A5, 2.04%, 04/15/53	1,330	1,318,704
Benchmark Mortgage Trust
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	464	519,859
Series 2018-B5, Class A4, 4.21%, 07/15/51 (Call 07/15/28)	750	859,540
Series 2019-B11, Class A4, 3.28%, 05/15/52 (Call 03/15/29)	3,000	3,239,573
Series 2019-B9, Class A5, 4.02%, 03/15/52 (Call 01/15/29)	2,500	2,846,847
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 03/15/30)	2,400	2,302,015
Series 2020-B21, Class A5, 1.98%, 12/17/53 (Call 11/15/30)	1,450	1,421,524
Series 2020-B22, 1.97%, 01/15/54 (Call 12/15/30)	5,000	4,891,901
Series 2020-B23, Class A5, 2.07%, 02/15/54 (Call 01/15/31)	15,000	14,792,227
CD Mortgage Trust, Series 2017-CD5, Class A4, 3.43%, 08/15/50 (Call 07/15/27)	1,280	1,400,598
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A4, 3.57%, 06/15/50 (Call 05/15/27)	1,000	1,090,831
Citigroup Commercial Mortgage Trust
Series 20116-P4, 2.90%, 07/10/49 (Call 07/10/26)	3,600	3,843,966

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2016-GC37, Class A4, 3.31%, 04/10/49 (Call 01/10/26)	$1,000	$1,085,088
Series 2017-P7, Class A4, 3.71%, 04/14/50 (Call 03/14/27)	750	832,014
COMM Mortgage Trust
Series 2013-CR12, Class A4, 4.05%, 10/10/46 (Call 10/10/23)	2,200	2,362,846
Series 2013-CR9, Class A4, 4.36%, 07/10/45(a)	450	480,060
Series 2014-CR20, Class A4, 3.59%, 11/10/47 (Call 10/10/24)	800	866,079
Series 2014-UBS4, Class AM, 3.97%, 08/10/47 (Call 07/10/24)	750	800,243
Series 2015-CR22, Class A5, 3.31%, 03/10/48	2,000	2,159,386
Series 2015-CR25, Class A4, 3.76%, 08/10/48 (Call 08/10/25)	650	713,635
Series 2017-COR2, Class A3, 3.51%, 09/10/50 (Call 07/10/27)	1,000	1,097,979
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5, 4.03%, 04/15/51 (Call 03/15/28)(a)	1,750	1,971,426
Federal National Mortgage Association, Series 2018-M33.19%, 02/25/30(a)	9,850	10,946,414
Freddie Mac Multifamily Structured Pass Through Certificates
Series A2, 2.28%, 07/25/26 (Call 07/25/26)	9,000	9,516,699
Series K116, Class A2, 1.38%, 07/25/30 (Call 07/25/30)	7,091	6,914,538
Series K125, Class A2, 1.85%, 01/25/31 (Call 01/25/31)	5,000	5,051,400
GS Mortgage Securities Trust
Series 2014-GC24, Class A4, 3.67%, 09/10/47 (Call 08/10/24)	3,977	4,174,702
Series 2014-GC24, Class A5, 3.93%, 09/10/47 (Call 08/10/24)	1,250	1,363,752
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP32.63%, 08/15/49 (Call 07/15/26)	2,000	2,105,707
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class A4, 4.13%, 08/15/46 (Call 07/15/23)(a)	817	867,975
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 02/15/24)	1,000	1,082,658
Series 2015-C31, Class A3, 3.80%, 08/15/48 (Call 08/15/25)	2,500	2,744,241
Series 2015-C32, Class A5, 3.60%, 11/15/48 (Call 09/15/25)	2,500	2,726,650
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5, 3.45%, 09/15/50 (Call 07/15/27)	1,000	1,098,050
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.65%, 12/15/49 (Call 11/15/26)(a)	2,499	2,767,259
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A5, 4.06%, 02/15/47 (Call 01/15/24)	2,000	2,159,208
Series 2014-C17, Class A5, 3.74%, 08/15/47 (Call 07/15/24)	2,500	2,701,806
Series 2014-C18, Class ASB, 3.62%, 10/15/47	593	619,448
Series 2015-C20, 3.07%, 02/15/48 (Call 07/15/24)	10,401	10,747,322
Series 2015-C22, Class A4, 3.31%, 04/15/48 (Call 04/15/25)	500	537,506

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-C23, Class A4, 3.72%, 07/15/50 (Call 06/15/25)	$500	$547,464
Series 2016-C28, Class AS, 3.95%, 01/15/49 (Call 01/15/26)	2,000	2,155,892
Morgan Stanley Capital I Trust
Series 2018, Class A3, 4.14%, 10/15/51 (Call 07/15/28)	1,000	1,130,521
Series 2018-H3, Class A5, 4.18%, 07/15/51 (Call 06/15/28)	1,000	1,141,261
Series 2019-H6, Class A4, 3.42%, 06/15/52 (Call 05/15/29)	880	961,471
Series 2019-L3, Class AS, 3.49%, 11/15/52 (Call 11/15/29)	420	453,507
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	875	981,962
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 03/10/46 (Call 01/10/23)	2,000	2,082,007
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class ASB, 3.24%, 12/15/47 (Call 10/15/24)	548	571,944
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	1,000	1,106,781
Series 2017-C41, Class A4, 3.47%, 11/15/50 (Call 11/15/27)	5,000	5,468,516
Series 2017-C42, Class A4, 3.59%, 12/15/50	1,200	1,325,255
Series 2018-C47, Class A4, 4.44%, 09/15/61	3,000	3,468,214
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 03/15/30)	520	531,104
Series 2020-C58, Class A4, 2.09%, 07/15/53 (Call 11/15/30)	2,120	2,087,799
Series 2021-C59, Class A5, 2.63%, 04/15/54 (Call 04/15/31)	3,470	3,561,726
WFRBS Commercial Mortgage Trust
Series 2012-C07, Class A2, 3.43%, 06/15/45 (Call 06/15/22)	200	204,209
Series 2012-C10, Class A3, 2.88%, 12/15/45 (Call 12/15/22)	3,325	3,415,521

		153,806,881

Total Collaterized Mortgage Obligations — 1.2% (Cost: $153,228,108)		153,806,881

Corporate Bonds & Notes

Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 10/15/23)(b)	300	317,397
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/22)(b)	200	210,144
Clear Channel Outdoor Holdings Inc., 7.75%, 04/15/28 (Call 04/15/24)(b)	420	432,466
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	690	676,807
3.38%, 03/01/41 (Call 09/01/40)	505	504,455
4.65%, 10/01/28 (Call 07/01/28)	405	467,103
4.75%, 03/30/30 (Call 12/30/29)	188	219,044
5.40%, 10/01/48 (Call 04/01/48)	234	296,937
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(b)	190	185,104
3.75%, 02/15/28 (Call 02/15/23)	250	252,147

Security	Par (000)	Value

Advertising (continued)
4.00%, 02/15/30 (Call 02/15/25)	$280	$282,839
4.88%, 01/15/29 (Call 01/15/24)	120	126,631
MDC Partners Inc., 7.50%, 05/01/24 (Call 05/01/21)(b)(c)	150	152,517
National CineMedia LLC
5.75%, 08/15/26 (Call 08/15/21)(d)	125	110,016
5.88%, 04/15/28 (Call 04/15/23)(b)	75	71,963
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	357	355,854
2.60%, 08/01/31 (Call 05/01/31)	385	384,203
4.20%, 06/01/30 (Call 03/01/30)	530	597,437
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	927	1,024,567
3.63%, 05/01/22	1,030	1,061,075
3.65%, 11/01/24 (Call 08/01/24)	481	524,882
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(b)	40	39,666
4.63%, 03/15/30 (Call 03/15/25)(b)	250	248,417
5.00%, 08/15/27 (Call 08/15/22)(b)	390	403,081
6.25%, 06/15/25 (Call 06/15/22)(b)	70	74,292
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(b)	400	434,068
WPP Finance 2010
3.63%, 09/07/22	450	468,679
3.75%, 09/19/24	130	142,077

		10,063,868

Aerospace & Defense — 0.7%
Airbus Finance BV, 2.70%, 04/17/23(b)	300	312,204
Airbus SE, 3.15%, 04/10/27 (Call 01/10/27)(b)	150	160,411
BAE Systems Holdings Inc.
3.80%, 10/07/24(b)	135	147,731
3.85%, 12/15/25 (Call 09/15/25)(b)	186	205,301
4.75%, 10/07/44(b)	116	141,078
BAE Systems PLC
1.90%, 02/15/31 (Call 11/15/30)(b)	550	521,169
3.00%, 09/15/50 (Call 03/15/50)(b)	725	679,637
Boeing Co. (The)
1.17%, 02/04/23 (Call 02/04/22)	1,505	1,511,095
1.43%, 02/04/24 (Call 02/04/22)	2,500	2,507,550
1.88%, 06/15/23 (Call 04/15/23)	180	183,721
2.20%, 02/04/26 (Call 02/04/23)	2,650	2,653,180
2.25%, 06/15/26 (Call 03/15/26)	385	389,639
2.60%, 10/30/25 (Call 07/30/25)	225	233,307
2.70%, 05/01/22	249	254,027
2.70%, 02/01/27 (Call 12/01/26)	509	523,501
2.75%, 02/01/26 (Call 01/01/26)	215	223,110
2.80%, 03/01/23 (Call 02/01/23)	55	56,977
2.80%, 03/01/24 (Call 02/01/24)	95	99,574
2.80%, 03/01/27 (Call 12/01/26)	630	651,099
2.85%, 10/30/24 (Call 07/30/24)	100	104,906
2.95%, 02/01/30 (Call 11/01/29)	900	902,511
3.10%, 05/01/26 (Call 03/01/26)	325	342,238
3.20%, 03/01/29 (Call 12/01/28)	184	189,373
3.25%, 02/01/28 (Call 12/01/27)	470	491,296
3.25%, 03/01/28 (Call 12/01/27)	483	502,542
3.25%, 02/01/35 (Call 11/01/34)	218	214,486
3.38%, 06/15/46 (Call 12/15/45)	159	147,062
3.45%, 11/01/28 (Call 08/01/28)	135	141,673
3.50%, 03/01/39 (Call 09/01/38)	135	131,814

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
3.55%, 03/01/38 (Call 09/01/37)	$180	$178,200
3.60%, 05/01/34 (Call 02/01/34)	194	197,050
3.63%, 02/01/31 (Call 11/01/30)	460	484,201
3.63%, 03/01/48 (Call 09/01/47)	50	47,445
3.65%, 03/01/47 (Call 09/01/46)	465	442,606
3.75%, 02/01/50 (Call 08/01/49)	220	214,894
3.83%, 03/01/59 (Call 09/01/58)	160	152,082
3.85%, 11/01/48 (Call 05/01/48)	34	33,648
3.90%, 05/01/49 (Call 11/01/48)	582	582,047
3.95%, 08/01/59 (Call 02/01/59)	600	586,344
4.51%, 05/01/23 (Call 04/01/23)	780	833,017
4.88%, 05/01/25 (Call 04/01/25)	1,556	1,746,734
5.04%, 05/01/27 (Call 03/01/27)	1,957	2,248,397
5.15%, 05/01/30 (Call 02/01/30)	1,574	1,831,979
5.71%, 05/01/40 (Call 11/01/39)	1,250	1,550,075
5.81%, 05/01/50 (Call 11/01/49)	1,960	2,515,111
5.88%, 02/15/40	409	510,068
5.93%, 05/01/60 (Call 11/01/59)	1,405	1,834,298
6.13%, 02/15/33	65	81,093
6.88%, 03/15/39	306	417,470
Embraer Netherlands Finance BV
5.05%, 06/15/25	519	545,199
5.40%, 02/01/27	310	326,830
6.95%, 01/17/28(e)	400	450,628
F-Brasile SpA / F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26 (Call 08/15/22)(b)	200	203,138
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	305	315,254
2.13%, 08/15/26 (Call 05/15/26)	325	339,020
2.25%, 11/15/22 (Call 08/15/22)	721	739,479
2.38%, 11/15/24 (Call 09/15/24)	160	169,253
2.63%, 11/15/27 (Call 08/15/27)	175	186,413
3.25%, 04/01/25 (Call 03/01/25)	247	268,625
3.38%, 05/15/23 (Call 04/15/23)	423	448,414
3.50%, 05/15/25 (Call 03/15/25)	212	233,397
3.50%, 04/01/27 (Call 02/01/27)	410	456,642
3.60%, 11/15/42 (Call 05/14/42)	120	132,310
3.63%, 04/01/30 (Call 01/01/30)	760	848,365
3.75%, 05/15/28 (Call 02/15/28)	680	762,518
4.25%, 04/01/40 (Call 10/01/39)	70	83,584
4.25%, 04/01/50 (Call 10/01/49)	345	422,939
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	175	185,601
4.95%, 08/15/25 (Call 05/15/25)	135	147,200
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	530	580,482
5.90%, 02/01/27	577	664,825
5.95%, 02/01/37	265	318,509
6.75%, 01/15/28	200	239,794
6.88%, 05/01/25 (Call 04/01/25)	510	591,564
Kratos Defense & Security Solutions Inc., 6.50%, 11/30/25 (Call 11/30/21)(b)	137	143,820
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	970	919,676
2.90%, 12/15/29 (Call 09/15/29)	392	408,076
3.83%, 04/27/25 (Call 01/27/25)	285	313,625
3.85%, 06/15/23 (Call 05/15/23)	25	26,636
3.85%, 12/15/26 (Call 09/15/26)	322	359,468
3.95%, 05/28/24 (Call 02/28/24)	143	155,465
4.40%, 06/15/28 (Call 03/15/28)	914	1,047,211

Security	Par (000)	Value

Aerospace & Defense (continued)
4.85%, 04/27/35 (Call 10/27/34)	$120	$147,443
5.05%, 04/27/45 (Call 10/27/44)	193	244,699
Leonardo U.S. Holdings Inc., 6.25%, 01/15/40(b)	100	117,794
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	487	478,994
2.80%, 06/15/50 (Call 12/15/49)	373	355,846
2.90%, 03/01/25 (Call 12/01/24)	744	798,781
3.10%, 01/15/23 (Call 11/15/22)	120	125,117
3.55%, 01/15/26 (Call 10/15/25)	476	528,370
3.60%, 03/01/35 (Call 09/01/34)	140	157,097
3.80%, 03/01/45 (Call 09/01/44)	725	809,441
4.07%, 12/15/42	353	414,489
4.09%, 09/15/52 (Call 03/15/52)	181	215,727
4.50%, 05/15/36 (Call 11/15/35)	306	372,601
4.70%, 05/15/46 (Call 11/15/45)	710	905,633
5.72%, 06/01/40	90	122,865
Series B, 6.15%, 09/01/36	1,020	1,434,161
Moog Inc., 4.25%, 12/15/27 (Call 12/15/22)(b)	200	205,644
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	1,264	1,353,441
3.20%, 02/01/27 (Call 11/01/26)	340	369,818
3.25%, 08/01/23	1,131	1,204,187
3.25%, 01/15/28 (Call 10/15/27)	845	913,800
3.85%, 04/15/45 (Call 10/15/44)	440	486,904
4.03%, 10/15/47 (Call 04/15/47)	684	770,321
4.40%, 05/01/30 (Call 02/01/30)	290	336,403
4.75%, 06/01/43	701	866,387
5.05%, 11/15/40	380	479,077
5.15%, 05/01/40 (Call 11/01/39)	250	318,425
5.25%, 05/01/50 (Call 11/01/49)	470	627,826
Northrop Grumman Systems Corp., 7.75%, 02/15/31	85	122,409
Raytheon Technologies Corp.
2.25%, 07/01/30 (Call 04/01/30)	1,010	1,003,435
2.50%, 12/15/22 (Call 09/15/22)	345	354,988
3.13%, 05/04/27 (Call 02/04/27)	357	388,505
3.13%, 07/01/50 (Call 01/01/50)	459	446,740
3.20%, 03/15/24 (Call 01/15/24)	500	533,595
3.50%, 03/15/27 (Call 12/15/26)	509	561,290
3.70%, 12/15/23 (Call 09/15/23)	250	268,535
3.75%, 11/01/46 (Call 05/01/46)	310	334,586
3.95%, 08/16/25 (Call 06/16/25)	736	821,604
4.05%, 05/04/47 (Call 11/04/46)	325	365,147
4.13%, 11/16/28 (Call 08/16/28)	730	828,389
4.15%, 05/15/45 (Call 11/16/44)	170	191,806
4.35%, 04/15/47 (Call 10/15/46)	318	371,392
4.45%, 11/16/38 (Call 05/16/38)	310	365,034
4.50%, 06/01/42	1,203	1,445,044
4.63%, 11/16/48 (Call 05/16/48)	1,040	1,272,690
4.70%, 12/15/41	55	66,721
4.80%, 12/15/43 (Call 06/15/43)	260	317,894
4.88%, 10/15/40	55	67,926
5.40%, 05/01/35	280	358,333
5.70%, 04/15/40	621	837,021
6.05%, 06/01/36	165	224,935
6.13%, 07/15/38	555	768,658
7.20%, 08/15/27	125	164,141
7.50%, 09/15/29	622	857,893
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(b)	370	373,419
5.75%, 10/15/27 (Call 07/15/27)(b)	600	645,294

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
Signature Aviation U.S. Holdings Inc.
4.00%, 03/01/28 (Call 03/01/23)(b)	$200	$202,076
5.38%, 05/01/26 (Call 05/01/21)(b)	215	220,551
Spirit AeroSystems Inc.
3.95%, 06/15/23 (Call 05/15/23)	200	198,060
4.60%, 06/15/28 (Call 03/15/28)	390	380,952
5.50%, 01/15/25 (Call 10/15/22)(b)	210	222,167
7.50%, 04/15/25 (Call 04/15/22)(b)	505	541,158
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(b)	198	220,736
ST Engineering RHQ Ltd., 1.50%, 04/29/25 (Call 01/29/25)(e)	400	403,636
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	400	403,500
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(b)	520	513,100
4.88%, 05/01/29 (Call 05/01/24)(b)	290	285,705
5.50%, 11/15/27 (Call 11/15/22)	1,220	1,269,056
6.25%, 03/15/26 (Call 03/15/22)(b)	1,880	1,990,619
6.38%, 06/15/26 (Call 06/15/21)	375	388,699
6.50%, 05/15/25 (Call 05/15/21)	150	152,513
7.50%, 03/15/27 (Call 03/15/22)	320	343,530
8.00%, 12/15/25 (Call 04/08/22)(b)	405	439,980
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/21)	200	211,038
Triumph Group Inc.
5.25%, 06/01/22 (Call 06/01/21)	100	99,235
6.25%, 09/15/24 (Call 09/15/21)(b)	225	227,459
7.75%, 08/15/25 (Call 08/15/21)	275	273,091
8.88%, 06/01/24 (Call 02/01/23)(b)	260	289,182

		82,937,689

Agriculture — 0.4%
Adecoagro SA, 6.00%, 09/21/27(e)	150	157,619
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	356	371,739
2.45%, 02/04/32 (Call 11/04/31)	890	836,992
2.63%, 09/16/26 (Call 06/16/26)	245	256,143
3.40%, 05/06/30 (Call 02/06/30)	640	665,971
3.40%, 02/04/41 (Call 08/04/40)	635	584,175
3.70%, 02/04/51 (Call 08/04/50)	1,055	950,049
3.88%, 09/16/46 (Call 03/16/46)	382	362,892
4.00%, 02/04/61 (Call 08/04/60)	550	503,877
4.25%, 08/09/42	160	162,216
4.40%, 02/14/26 (Call 12/14/25)	468	528,559
4.45%, 05/06/50 (Call 11/06/49)	244	247,687
4.50%, 05/02/43	772	805,875
4.80%, 02/14/29 (Call 11/14/28)	189	215,073
5.38%, 01/31/44	764	882,237
5.80%, 02/14/39 (Call 08/14/38)	912	1,103,994
5.95%, 02/14/49 (Call 08/14/48)	543	668,254
Amaggi Luxembourg International Sarl, 5.25%, 01/28/28 (Call 01/28/25)(b)	200	208,950
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	763	813,511
2.75%, 03/27/25 (Call 02/27/25)	278	297,232
3.25%, 03/27/30 (Call 12/27/29)	288	313,753
3.75%, 09/15/47 (Call 03/15/47)	157	178,308
4.02%, 04/16/43	95	111,048
4.50%, 03/15/49 (Call 09/15/48)	69	88,488
4.54%, 03/26/42	67	83,118
5.38%, 09/15/35	85	112,540

Security	Par (000)	Value

Agriculture (continued)
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	$580	$568,493
2.73%, 03/25/31 (Call 12/25/30)	714	685,504
2.76%, 08/15/22 (Call 07/15/22)	102	104,596
2.79%, 09/06/24 (Call 08/06/24)	945	994,679
3.22%, 08/15/24 (Call 06/15/24)	940	1,000,169
3.22%, 09/06/26 (Call 07/06/26)	1,071	1,133,868
3.46%, 09/06/29 (Call 06/06/29)	350	363,681
3.56%, 08/15/27 (Call 05/15/27)	1,048	1,116,298
3.73%, 09/25/40 (Call 03/25/40)	335	311,704
3.98%, 09/25/50 (Call 03/25/50)	350	322,122
4.39%, 08/15/37 (Call 02/15/37)	730	752,097
4.54%, 08/15/47 (Call 02/15/47)	570	561,786
4.70%, 04/02/27 (Call 02/02/27)	170	191,702
4.76%, 09/06/49 (Call 03/06/49)	588	596,849
4.91%, 04/02/30 (Call 01/02/30)	235	265,002
5.28%, 04/02/50 (Call 02/02/49)	230	249,596
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	573	570,124
3.95%, 06/15/25(b)	800	877,312
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	257	264,841
3.25%, 08/15/26 (Call 05/15/26)	790	854,456
3.75%, 09/25/27 (Call 06/25/27)	1,095	1,206,132
4.35%, 03/15/24 (Call 02/15/24)	1,047	1,146,884
Cargill Inc.
0.75%, 02/02/26 (Call 01/02/26)(b)	1,200	1,175,004
1.38%, 07/23/23(b)	80	81,734
1.70%, 02/02/31 (Call 11/02/30)(b)	605	575,137
2.13%, 04/23/30 (Call 01/23/30)(b)	15	14,903
3.25%, 03/01/23(b)	110	115,998
3.25%, 05/23/29 (Call 02/23/29)(b)	100	108,114
3.88%, 05/23/49 (Call 11/23/48)(b)	110	121,464
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc., 8.50%, 12/15/22 (Call 06/15/21)(b)	149	153,181
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 04/15/22)(b)	150	157,596
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(b)	685	722,422
3.50%, 02/11/23 (Call 11/11/22)(b)	405	420,345
3.50%, 07/26/26 (Call 05/26/26)(b)	285	304,494
3.75%, 07/21/22 (Call 05/21/22)(b)	200	206,070
3.88%, 07/26/29 (Call 04/26/29)(b)	275	293,909
4.25%, 07/21/25 (Call 04/21/25)(b)	200	219,752
Japan Tobacco Inc., 2.80%, 04/13/26 (Call 01/16/26)(e)	200	211,718
JBS Investments II GmbH
5.75%, 01/15/28 (Call 07/30/22)(b)	600	635,562
7.00%, 01/15/26 (Call 01/15/22)(b)	450	478,741
JT International Financial Services BV, 3.50%, 09/28/23 (Call 08/28/23)(e)	200	213,050
MHP Lux SA, 6.95%, 04/03/26(e)	200	204,722
MHP SE, 7.75%, 05/10/24(e)	400	422,768
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	185	181,997
1.13%, 05/01/23	110	111,678
1.50%, 05/01/25 (Call 04/01/25)	115	117,269
1.75%, 11/01/30 (Call 08/01/30)	175	165,225
2.10%, 05/01/30 (Call 02/01/30)	55	53,666
2.13%, 05/10/23 (Call 03/10/23)	25	25,844
2.38%, 08/17/22 (Call 07/17/22)	483	495,104

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
2.50%, 08/22/22	$266	$273,871
2.50%, 11/02/22 (Call 10/02/22)	587	605,144
2.75%, 02/25/26 (Call 11/25/25)	210	225,068
2.88%, 05/01/24 (Call 04/01/24)	825	877,907
3.13%, 08/17/27 (Call 05/17/27)	67	72,936
3.13%, 03/02/28 (Call 12/02/27)	120	128,886
3.25%, 11/10/24	452	491,080
3.38%, 08/11/25 (Call 05/11/25)	135	147,227
3.38%, 08/15/29 (Call 05/15/29)	425	461,138
3.60%, 11/15/23	225	243,324
3.88%, 08/21/42	288	305,582
4.13%, 03/04/43	435	478,983
4.25%, 11/10/44	655	737,687
4.38%, 11/15/41	240	274,992
4.50%, 03/20/42	449	517,199
4.88%, 11/15/43	455	547,997
6.38%, 05/16/38	606	846,800
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	619	689,058
5.70%, 08/15/35 (Call 02/15/35)	457	534,599
5.85%, 08/15/45 (Call 02/12/45)	970	1,116,092
6.15%, 09/15/43	575	689,540
7.25%, 06/15/37	366	478,263
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/23)(b)	125	129,398
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(b)	370	373,067
10.50%, 11/01/26 (Call 11/01/21)(b)	285	302,180
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(b)	1,300	1,294,215
3.20%, 04/21/31 (Call 01/21/31)	2,100	2,073,729

		48,551,624

Airlines — 0.2%
Air Canada 2020-1 Class C Pass Through Trust, 10.50%, 07/15/26(b)(d)	125	155,675
Air Canada Pass Through Trust
Series 2015-1, Class A, 3.60%, 09/15/28(b)	171	172,366
Series 2017-1, Class AA, 3.30%, 07/15/31(b)	152	153,168
Alaska Airlines Pass Through Trust, Series 2020-1, 4.80%, 02/15/29(b)	48	52,993
American Airlines Group Inc.
3.75%, 03/01/25(b)	250	219,837
5.00%, 06/01/22(b)	420	416,846
American Airlines Inc., 11.75%, 07/15/25(b)	1,075	1,349,103
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(b)	1,485	1,559,294
5.75%, 04/20/29(b)	1,255	1,345,222
American Airlines Pass Through Trust
Series 2013-1, Class A, 4.00%, 01/15/27	145	133,735
Series 2013-2, Class A, 4.95%, 01/15/23	169	169,889
Series 2014-1, Class A, 3.70%, 04/01/28	163	161,104
Series 2015-1, Class A, 3.38%, 11/01/28	158	154,903
Series 2015-2, Class AA, 3.60%, 03/22/29	46	46,688
Series 2016-1, Class A, 4.10%, 07/15/29	118	115,937
Series 2016-1, Class AA, 3.58%, 01/15/28	157	160,493
Series 2016-2, Class A, 3.65%, 12/15/29	65	62,074
Series 2016-2, Class AA, 3.20%, 06/15/28	286	287,761
Series 2016-3, Class AA, 3.00%, 10/15/28	344	346,581
Series 2017-1, Class AA, 3.65%, 02/15/29	201	205,629
Series 2017-2, Class AA, 3.35%, 04/15/31	293	297,672

Security	Par (000)	Value

Airlines (continued)
Series 2019-1, Class AA, 3.15%, 08/15/33	$57	$56,859
British Airways 2013-1 Class A Pass Through Trust, 4.63%, 12/20/25(b)	59	61,691
British Airways 2018-1 Pass Through Trust, Series 2018-1, Class AA, 3.80%, 03/20/33(b)	4	4,425
British Airways 2020-1 Class A Pass Through Trust, 4.25%, 05/15/34(b)	226	238,445
Continental Airlines 2012-2 Class A Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	16	16,487
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	380	383,412
3.63%, 03/15/22 (Call 02/15/22)	440	446,578
3.75%, 10/28/29 (Call 07/28/29)	273	271,695
3.80%, 04/19/23 (Call 03/19/23)	330	341,227
4.38%, 04/19/28 (Call 01/19/28)	310	327,444
7.00%, 05/01/25(b)	572	665,436
7.38%, 01/15/26 (Call 12/15/25)	525	615,463
Delta Air Lines Inc. Pass Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25	30	31,310
Delta Air Lines Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(b)	1,520	1,629,987
4.75%, 10/20/28(b)	1,351	1,482,547
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, 02/10/24(d)	67	70,750
Gol Finance SA, 7.00%, 01/31/25(e)	200	182,376
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(b)	665	702,832
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34	335	362,771
Series 2019-1, Class AA, 2.75%, 11/15/33	193	193,193
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd, 6.50%, 06/20/27 (Call 06/30/23)(b)	100	109,704
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	350	352,730
2.75%, 11/16/22 (Call 10/16/22)	20	20,567
3.00%, 11/15/26 (Call 08/15/26)	275	294,055
3.45%, 11/16/27 (Call 08/16/27)	65	69,852
4.75%, 05/04/23	610	658,971
5.13%, 06/15/27 (Call 04/15/27)	1,140	1,332,968
5.25%, 05/04/25 (Call 04/04/25)	374	428,466
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 04/01/28(d)	188	193,850
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(b)	380	430,217
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 05/15/27	203	201,146
United Airlines 2016-1 Class B Pass Through Trust, 3.65%, 07/07/27	56	54,910
United Airlines 2016-2 Class B Pass Through Trust, Series 16-2, 3.65%, 04/07/27	210	207,196
United Airlines 2018-1 Class B Pass Through Trust, Series B, 4.60%, 09/01/27	310	314,130
United Airlines 2019-2 Class B Pass Through Trust, Series 2019-2, 3.50%, 11/01/29	287	278,949
United Airlines Holdings Inc.
4.25%, 10/01/22	225	229,507
4.88%, 01/15/25(d)	175	177,427
5.00%, 02/01/24(d)	450	462,955

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(b)	$415	$430,575
4.63%, 04/15/29 (Call 10/15/25)(b)	535	555,662
United Airlines Pass Through Trust
4.88%, 07/15/27	1,286	1,340,859
Series 2013-1, Class A, 4.30%, 02/15/27	220	231,343
Series 2014-1, Class A, 4.00%, 10/11/27	114	117,696
Series 2014-2, Class A, 3.75%, 03/03/28	463	482,983
Series 2016-1, Class AA, 3.10%, 07/07/28	86	88,292
Series 2016-2, Class AA, 2.88%, 10/07/28	163	164,806
Series 2018-1, Class AA, 3.50%, 09/01/31	141	145,264
Series 2019, Class AA, 4.15%, 02/25/33	441	472,738
Series 2019-2, Class AA, 2.70%, 11/01/33	27	25,949
Series 2020-1, Class A, 5.88%, 04/15/29	707	778,738
Unity 1 Sukuk Ltd., 2.39%, 11/03/25(e)	400	408,576

		26,712,979

Apparel — 0.1%
Crocs Inc., 4.25%, 03/15/29 (Call 03/15/24)	115	116,894
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(b)	419	441,802
4.88%, 05/15/26 (Call 02/15/26)(b)	225	241,225
5.38%, 05/15/25 (Call 05/15/22)(b)	255	268,234
Levi Strauss & Co.
3.50%, 03/01/31 (Call 03/01/26)(b)	230	229,034
5.00%, 05/01/25 (Call 05/01/21)	50	51,040
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(b)	250	265,150
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	277	286,867
2.38%, 11/01/26 (Call 08/01/26)	560	596,826
2.40%, 03/27/25 (Call 02/27/25)	135	142,947
2.75%, 03/27/27 (Call 01/27/27)	325	350,467
2.85%, 03/27/30 (Call 12/27/29)	1,127	1,199,928
3.25%, 03/27/40 (Call 09/27/39)	1,215	1,291,229
3.38%, 11/01/46 (Call 05/01/46)	430	462,577
3.38%, 03/27/50 (Call 09/27/49)	229	245,671
3.63%, 05/01/43 (Call 11/01/42)	102	113,485
3.88%, 11/01/45 (Call 05/01/45)	230	266,248
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	145	161,033
Ralph Lauren Corp.
1.70%, 06/15/22	390	396,322
2.95%, 06/15/30 (Call 03/15/30)	144	149,959
3.75%, 09/15/25 (Call 07/15/25)	268	295,832
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	165	168,536
4.13%, 07/15/27 (Call 04/15/27)	447	489,653
4.25%, 04/01/25 (Call 01/01/25)	573	623,086
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	340	345,535
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	293	307,747
2.80%, 04/23/27 (Call 02/23/27)	125	133,520
2.95%, 04/23/30 (Call 01/23/30)	35	36,515
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(b)	190	201,012
5.63%, 03/15/27 (Call 03/15/22)(b)	225	237,289
Wolverine World Wide Inc.
5.00%, 09/01/26 (Call 09/01/21)(b)	125	127,672
6.38%, 05/15/25 (Call 05/15/22)(b)	150	160,450

		10,403,785

Security	Par (000)	Value

Auto Manufacturers — 0.9%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(b)	$290	$279,864
4.75%, 10/01/27 (Call 10/01/22)(b)	250	262,340
5.88%, 06/01/29 (Call 06/01/24)(b)	220	237,875
American Honda Finance Corp.
0.40%, 10/21/22	250	250,365
0.88%, 07/07/23	605	610,868
1.00%, 09/10/25	110	109,710
1.20%, 07/08/25	100	100,708
1.80%, 01/13/31	250	238,873
1.95%, 05/20/22	100	101,667
1.95%, 05/10/23	501	516,225
2.00%, 03/24/28	180	181,575
2.05%, 01/10/23	725	745,960
2.15%, 09/10/24	325	340,012
2.20%, 06/27/22	517	528,214
2.30%, 09/09/26	85	89,338
2.35%, 01/08/27	691	723,408
2.40%, 06/27/24	545	574,054
2.60%, 11/16/22	527	545,403
2.90%, 02/16/24	290	308,192
3.45%, 07/14/23	285	303,730
3.50%, 02/15/28	373	412,628
3.55%, 01/12/24	212	229,087
3.63%, 10/10/23	254	273,337
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(b)	600	653,334
BMW Finance NV
2.40%, 08/14/24 (Call 07/14/24)(b)	222	232,982
2.85%, 08/14/29 (Call 05/14/29)(b)	200	210,046
BMW U.S. Capital LLC
0.80%, 04/01/24(b)	170	170,802
2.25%, 09/15/23 (Call 07/15/23)(b)	455	471,780
2.80%, 04/11/26 (Call 01/11/26)(b)	367	390,884
3.15%, 04/18/24 (Call 03/18/24)(b)	228	243,823
3.45%, 04/12/23 (Call 03/12/23)(b)	488	514,630
3.63%, 04/18/29 (Call 01/18/29)(b)	130	143,715
3.75%, 04/12/28 (Call 01/12/28)(b)	605	674,194
3.80%, 04/06/23(b)	1,055	1,120,642
3.90%, 04/09/25 (Call 03/09/25)(b)	215	237,908
4.15%, 04/09/30 (Call 01/09/30)(b)	75	86,454
BMW US Capital LLC, 2.55%, 04/01/31 (Call 01/01/31)	180	183,611
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	21	20,788
1.50%, 09/01/30 (Call 06/01/30)	733	692,179
3.65%, 10/01/23 (Call 07/01/23)	117	125,381
4.88%, 10/01/43 (Call 04/01/43)	175	225,318
Daimler Finance North America LLC
1.75%, 03/10/23(b)	177	180,706
2.13%, 03/10/25(b)	835	862,722
2.55%, 08/15/22(b)	250	256,745
2.63%, 03/10/30(b)	300	304,992
2.70%, 06/14/24(b)	289	304,418
3.10%, 08/15/29(b)	230	242,227
3.25%, 08/01/24(b)	275	294,481
3.30%, 05/19/25(b)	30	32,404
3.35%, 02/22/23(b)	285	298,840
3.45%, 01/06/27(b)	35	38,169
3.50%, 08/03/25(b)	105	114,497
3.65%, 02/22/24(b)	250	269,155

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.70%, 05/04/23(b)	$260	$275,519
3.75%, 02/22/28(b)	655	720,330
4.30%, 02/22/29(b)	150	170,480
8.50%, 01/18/31	164	244,534
Ford Holdings LLC, 9.30%, 03/01/30	115	153,672
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	514	543,329
4.75%, 01/15/43	726	733,536
5.29%, 12/08/46 (Call 06/08/46)	466	493,084
6.38%, 02/01/29	225	256,918
6.63%, 10/01/28	600	704,958
7.13%, 11/15/25	15	17,350
7.40%, 11/01/46	180	226,141
7.45%, 07/16/31	788	1,013,400
7.50%, 08/01/26	100	117,975
8.50%, 04/21/23	1,492	1,671,070
8.90%, 01/15/32	60	80,117
9.00%, 04/22/25 (Call 03/22/25)	1,520	1,856,817
9.63%, 04/22/30 (Call 01/22/30)	480	673,344
9.98%, 02/15/47	70	105,673
Ford Motor Credit Co. LLC
2.90%, 02/16/28 (Call 12/16/27)	200	195,976
2.98%, 08/03/22 (Call 07/03/22)	500	507,115
3.09%, 01/09/23	630	642,631
3.10%, 05/04/23	615	628,536
3.34%, 03/28/22 (Call 02/28/22)	300	304,161
3.35%, 11/01/22	600	613,680
3.37%, 11/17/23	400	412,840
3.38%, 11/13/25 (Call 10/13/25)	600	614,784
3.55%, 10/07/22	400	410,036
3.66%, 09/08/24	400	416,456
3.81%, 01/09/24 (Call 11/09/23)	200	207,500
3.82%, 11/02/27 (Call 08/02/27)	300	308,622
4.00%, 11/13/30 (Call 08/13/30)	800	816,560
4.06%, 11/01/24 (Call 10/01/24)	600	631,590
4.13%, 08/04/25	575	606,205
4.13%, 08/17/27 (Call 06/17/27)	413	431,779
4.14%, 02/15/23 (Call 01/15/23)	398	412,941
4.25%, 09/20/22	397	409,922
4.27%, 01/09/27 (Call 11/09/26)	610	643,733
4.38%, 08/06/23	425	448,460
4.39%, 01/08/26	505	539,199
4.54%, 08/01/26 (Call 06/01/26)	405	434,529
4.69%, 06/09/25 (Call 04/09/25)	120	128,998
5.11%, 05/03/29 (Call 02/03/29)	632	690,100
5.13%, 06/16/25 (Call 05/16/25)	800	874,064
5.58%, 03/18/24 (Call 02/18/24)	745	812,072
General Motors Co.
4.00%, 04/01/25	25	27,357
4.20%, 10/01/27 (Call 07/01/27)	326	362,323
4.88%, 10/02/23	649	710,272
5.00%, 10/01/28 (Call 07/01/28)	383	442,120
5.00%, 04/01/35	193	225,683
5.15%, 04/01/38 (Call 10/01/37)	212	248,752
5.20%, 04/01/45	1,104	1,293,987
5.40%, 10/02/23	315	348,541
5.40%, 04/01/48 (Call 10/01/47)	255	307,721
5.95%, 04/01/49 (Call 10/01/48)	452	585,489
6.13%, 10/01/25 (Call 09/01/25)	499	592,153
6.25%, 10/02/43	390	513,298

Security	Par (000)	Value

Auto Manufacturers (continued)
6.60%, 04/01/36 (Call 10/01/35)	$255	$339,438
6.75%, 04/01/46 (Call 10/01/45)	896	1,232,340
6.80%, 10/01/27 (Call 08/01/27)	200	251,222
General Motors Financial Co. Inc.
1.05%, 03/08/24	315	315,592
1.70%, 08/18/23	50	51,051
2.40%, 04/10/28 (Call 02/10/28)	430	431,006
2.70%, 08/20/27 (Call 06/20/27)	525	541,401
2.75%, 06/20/25 (Call 05/20/25)	423	444,717
2.90%, 02/26/25 (Call 01/26/25)	498	525,599
3.15%, 06/30/22 (Call 05/30/22)	799	820,245
3.25%, 01/05/23 (Call 12/05/22)	220	228,925
3.50%, 11/07/24 (Call 09/07/24)	85	91,542
3.55%, 07/08/22	353	365,175
3.60%, 06/21/30 (Call 03/21/30)	630	668,751
3.70%, 05/09/23 (Call 03/09/23)	1,310	1,379,325
3.85%, 01/05/28 (Call 10/05/27)	211	228,929
3.95%, 04/13/24 (Call 02/13/24)	349	377,238
4.00%, 01/15/25 (Call 10/15/24)	680	740,819
4.00%, 10/06/26 (Call 07/06/26)	274	302,077
4.15%, 06/19/23 (Call 05/19/23)	218	232,835
4.25%, 05/15/23	466	497,846
4.30%, 07/13/25 (Call 04/13/25)	650	719,719
4.35%, 04/09/25 (Call 02/09/25)	260	288,311
4.35%, 01/17/27 (Call 10/17/26)	535	597,376
5.10%, 01/17/24 (Call 12/17/23)	406	449,004
5.20%, 03/20/23	1,098	1,188,794
5.25%, 03/01/26 (Call 12/01/25)	480	552,523
5.65%, 01/17/29 (Call 10/17/28)	343	411,888
Harley-Davidson Financial Services Inc.
2.55%, 06/09/22 (Call 05/09/22)(b)	85	86,408
3.35%, 02/15/23 (Call 01/15/23)(b)	250	260,572
3.35%, 06/08/25 (Call 05/08/25)(b)	565	600,115
Hyundai Capital America
0.80%, 01/08/24(b)	1,500	1,490,460
1.25%, 09/18/23(b)	2,410	2,430,413
1.30%, 01/08/26 (Call 12/08/25)(b)	1,000	983,220
1.80%, 10/15/25 (Call 09/15/25)(b)	920	928,114
1.80%, 01/10/28 (Call 11/10/27)(b)	605	587,249
2.38%, 02/10/23(b)	332	340,894
2.38%, 10/15/27 (Call 08/15/27)(b)	435	439,872
2.65%, 02/10/25 (Call 01/10/25)(b)	305	318,313
2.75%, 09/27/26(e)	50	52,150
2.85%, 11/01/22(b)	944	973,019
3.00%, 06/20/22(e)	400	410,196
3.00%, 02/10/27 (Call 12/10/26)(b)	460	482,425
3.40%, 06/20/24(e)	400	427,088
3.50%, 11/02/26 (Call 09/02/26)(b)	1,070	1,152,636
4.13%, 06/08/23(e)	300	320,127
4.30%, 02/01/24(e)	50	54,292
5.75%, 04/06/23(b)	785	857,832
5.88%, 04/07/25 (Call 03/07/25)(b)	443	512,126
Hyundai Capital Services Inc.
1.25%, 02/08/26(e)	200	196,526
3.00%, 08/29/22(e)	400	411,260
3.75%, 03/05/23(e)	250	263,147
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(b)	200	191,086
5.63%, 02/01/23 (Call 06/01/21)(b)	150	150,500
5.88%, 01/15/28 (Call 01/15/24)(b)	300	304,839

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
7.75%, 10/15/25 (Call 10/15/22)(b)	$400	$434,280
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 04/15/22)(b)	130	137,261
Kia Corp., 3.00%, 04/25/23(e)	255	265,825
Navistar International Corp.
6.63%, 11/01/25 (Call 11/01/21)(b)	240	248,582
9.50%, 05/01/25 (Call 04/21/22)(b)	115	124,791
Nissan Motor Acceptance Corp.
2.60%, 09/28/22(b)	250	256,058
2.65%, 07/13/22(b)	391	399,348
3.45%, 03/15/23(b)	62	64,858
3.88%, 09/21/23(b)	50	53,196
Nissan Motor Co. Ltd.
3.04%, 09/15/23(b)	1,445	1,512,843
3.52%, 09/17/25 (Call 08/17/25)(b)	1,360	1,452,970
4.35%, 09/17/27 (Call 07/17/27)(b)	1,260	1,379,876
4.81%, 09/17/30 (Call 06/17/30)(b)	440	488,514
PACCAR Financial Corp.
1.80%, 02/06/25	219	225,793
1.90%, 02/07/23	75	77,060
2.00%, 09/26/22	235	240,515
2.15%, 08/15/24	210	220,708
2.30%, 08/10/22	360	369,148
2.65%, 05/10/22	60	61,509
2.65%, 04/06/23	100	104,584
3.40%, 08/09/23	70	74,742
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 10/01/23)(b)	295	324,586
Stellantis NV, 5.25%, 04/15/23	710	769,633
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/21)(b)	400	414,504
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	300	301,323
1.34%, 03/25/26 (Call 02/25/26)	400	402,608
2.16%, 07/02/22	596	609,064
2.36%, 07/02/24	130	137,077
2.36%, 03/25/31 (Call 12/25/30)	550	558,096
2.76%, 07/02/29	565	597,047
3.42%, 07/20/23	432	460,974
3.67%, 07/20/28	145	162,055
Toyota Motor Credit Corp.
0.35%, 10/14/22	150	150,291
0.45%, 07/22/22	100	100,285
0.50%, 08/14/23	2,115	2,122,191
0.80%, 10/16/25	517	513,257
1.15%, 05/26/22	155	156,522
1.15%, 08/13/27	100	97,836
1.35%, 08/25/23	143	146,099
1.80%, 02/13/25	205	212,126
1.90%, 04/06/28	800	804,976
2.00%, 10/07/24	235	245,935
2.15%, 09/08/22	191	195,863
2.15%, 02/13/30	12	12,100
2.25%, 10/18/23	10	10,442
2.63%, 01/10/23	354	367,838
2.70%, 01/11/23	400	416,340
2.80%, 07/13/22	270	278,221
2.90%, 03/30/23	670	703,306
2.90%, 04/17/24	291	310,925
3.00%, 04/01/25	390	420,962
3.05%, 01/11/28	184	198,634

Security	Par (000)	Value

Auto Manufacturers (continued)
3.20%, 01/11/27	$542	$594,075
3.35%, 01/08/24	40	43,063
3.38%, 04/01/30	636	699,320
3.40%, 04/14/25	310	339,304
3.45%, 09/20/23	523	560,525
3.65%, 01/08/29	116	129,700
Volkswagen Group of America Finance LLC
0.75%, 11/23/22(b)	1,215	1,219,532
0.88%, 11/22/23(b)	1,700	1,707,514
1.25%, 11/24/25 (Call 10/24/25)(b)	1,230	1,224,268
1.63%, 11/24/27 (Call 09/24/27)(b)	1,245	1,226,898
2.70%, 09/26/22(b)	40	41,234
2.85%, 09/26/24(b)	305	323,825
2.90%, 05/13/22(b)	500	512,395
3.20%, 09/26/26 (Call 07/26/26)(b)	335	361,773
3.35%, 05/13/25(b)	215	232,480
4.25%, 11/13/23(b)	370	402,186
4.63%, 11/13/25(b)	200	227,922
4.75%, 11/13/28(b)	420	491,438
Wabash National Corp., 5.50%, 10/01/25 (Call 10/01/21)(b)	50	50,995

		106,700,283

Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/15/21)(b)	400	410,032
Adient U.S. LLC
7.00%, 05/15/26 (Call 05/15/22)(b)	2	2,124
9.00%, 04/15/25 (Call 04/15/22)(b)	240	265,968
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/22)	295	305,564
6.25%, 03/15/26 (Call 03/15/22)	80	82,216
6.50%, 04/01/27 (Call 04/01/22)(d)	250	264,063
6.88%, 07/01/28 (Call 07/01/23)(d)	120	128,221
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	162	176,693
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)	191	215,637
4.35%, 03/15/29 (Call 12/15/28)	55	62,710
4.40%, 10/01/46 (Call 04/01/46)	118	129,750
5.40%, 03/15/49 (Call 09/15/48)	184	234,589
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	323	338,498
3.38%, 03/15/25 (Call 12/15/24)(d)	165	179,438
4.38%, 03/15/45 (Call 09/15/44)	50	54,661
5.00%, 10/01/25(b)	805	928,906
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(b)	115	123,439
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 05/15/22)(b)	365	387,396
8.50%, 05/15/27 (Call 05/15/22)(b)	825	890,662
Cooper-Standard Automotive Inc.
5.63%, 11/15/26 (Call 11/15/21)(b)	123	107,101
13.00%, 06/01/24 (Call 06/01/22)(b)	190	217,409
Dana Financing Luxembourg Sarl
5.75%, 04/15/25 (Call 04/15/22)(b)	75	77,402
6.50%, 06/01/26 (Call 06/01/21)(b)	100	103,685
Dana Inc.
4.25%, 09/01/30	45	45,599
5.38%, 11/15/27 (Call 11/15/22)	285	303,328
5.50%, 12/15/24 (Call 12/15/21)	200	204,090
5.63%, 06/15/28 (Call 06/15/23)	170	183,292

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/23)(b)	$200	$211,708
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)	229	239,126
5.00%, 05/31/26 (Call 05/31/21)	375	384,435
5.13%, 11/15/23 (Call 05/06/21)	400	400,044
5.25%, 04/30/31 (Call 01/30/31)	225	227,372
5.63%, 04/30/33 (Call 01/30/33)	225	225,981
7.00%, 03/15/28	50	56,001
9.50%, 05/31/25 (Call 05/31/22)	365	411,300
IHO Verwaltungs GmbH (5.50% PIK), 4.75%, 09/15/26 (Call 09/15/21)(b)(f)	200	204,590
IHO Verwaltungs GmbH (6.75% PIK), 6.00%, 05/15/27 (Call 05/15/22)(b)(f)	200	210,910
IHO Verwaltungs GmbH (7.13% PIK), 6.38%, 05/15/29 (Call 05/15/24)(f)	200	219,120
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	30	31,779
3.80%, 09/15/27 (Call 06/15/27)	224	245,997
4.25%, 05/15/29 (Call 02/15/29)	275	306,400
5.25%, 05/15/49 (Call 11/15/48)	320	377,747
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	270	273,715
3.63%, 06/15/24 (Call 03/15/24)	320	346,406
4.15%, 10/01/25 (Call 07/01/25)	140	157,690
Meritor Inc.
4.50%, 12/15/28 (Call 12/15/23)(b)	155	157,051
6.25%, 02/15/24 (Call 02/15/22)(d)	19	19,299
6.25%, 06/01/25 (Call 06/01/22)(b)	72	77,135
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29 (Call 02/01/24)(b)	320	331,507
Tenneco Inc.
5.00%, 07/15/26 (Call 07/15/21)(d)	175	169,463
5.13%, 04/15/29 (Call 04/15/24)(b)	425	422,365
5.38%, 12/15/24 (Call 12/15/21)	100	100,711
7.88%, 01/15/29 (Call 01/15/24)(b)	150	168,951
Titan International Inc.
6.50%, 11/30/23 (Call 11/30/21)	150	154,964
7.00%, 04/30/28 (Call 04/30/24)	40	41,223
Toyota Industries Corp.
3.24%, 03/16/23 (Call 02/16/23)(b)	250	261,488
3.57%, 03/16/28 (Call 12/16/27)(b)	340	367,193
Wheel Pros Inc., 6.50%, 05/15/29 (Call 05/15/24)(b)	150	150,740
ZF North America Capital Inc.
4.50%, 04/29/22(b)	155	159,476
4.75%, 04/29/25(b)	435	469,234
		14,003,594

Banks — 6.5%
ABN AMRO Bank NV
4.40%, 03/27/28 (Call 03/27/23)(a)(e)	600	634,464
4.75%, 07/28/25(b)	455	511,497
6.25%, 04/27/22(e)	200	210,972
ABQ Finance Ltd.
1.88%, 09/08/25(e)	400	400,568
3.13%, 09/24/24(e)	600	630,282
Abu Dhabi Commercial Bank PJSC, 4.00%, 03/13/23(e)	800	848,032
ADCB Finance Cayman Ltd., 4.00%, 03/29/23(e)	600	636,366
Agricultural Bank of China Ltd./New York
0.85%, 01/19/24(e)	400	400,392

Security	Par (000)	Value

Banks (continued)
1.25%, 01/19/26(e)	$400	$396,608
Agricultural Bank of China Ltd./Singapore, 0.86%, 09/23/22, (3 mo. LIBOR US + 0.660%)(a)(e)	400	400,344
Agricultural Bank of China Ltd/Hong Kong
1.00%, 10/22/23(e)	800	803,872
1.20%, 10/22/25(e)	400	395,584
AIB Group PLC
4.26%, 04/10/25 (Call 04/10/24)(a)(b)	5	5,421
4.75%, 10/12/23(b)	810	882,949
Akbank T.A.S., 6.80%, 02/06/26(e)	400	414,236
Akbank TAS
5.13%, 03/31/25(e)	200	199,216
7.20%, 03/16/27(e)	—	—
AKCB Finance Ltd., 4.75%, 10/09/23(e)	400	433,396
Amber Circle Funding Ltd., 3.25%, 12/04/22(e)	600	622,020
ANZ New Zealand Int’l Ltd./London
1.90%, 02/13/23(b)	200	205,316
3.40%, 03/19/24(b)	456	491,773
3.45%, 07/17/27(b)	361	398,735
3.45%, 01/21/28(b)	274	299,992
Arab National Bank, 3.33%, 10/28/30 (Call 10/28/25)(a)(e)	400	412,504
ASB Bank Ltd., 3.75%, 06/14/23(b)	350	373,706
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (Call 11/25/30)(a)(b)	800	760,192
2.95%, 07/22/30 (Call 07/22/25)(a)(b)	569	590,099
4.40%, 05/19/26(b)	50	56,236
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	554	569,036
2.63%, 05/19/22	325	333,122
2.63%, 11/09/22	50	51,764
3.70%, 11/16/25	280	311,797
Azure Orbit International Finance Ltd., 3.75%, 03/06/23(e)	200	210,088
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	980	983,361
1.13%, 09/18/25	2,315	2,287,289
Banco Bradesco SA/Cayman Islands
2.85%, 01/27/23(e)	300	306,585
3.20%, 01/27/25(e)	400	409,736
Banco Davivienda SA, 5.88%, 07/09/22(e)	200	209,402
Banco de Bogota SA
4.38%, 08/03/27 (Call 05/03/27)(e)	200	212,572
6.25%, 05/12/26(e)	200	224,400
Banco de Credito del Peru
3.13%, 07/01/30 (Call 07/01/25)(a)(e)	600	583,962
4.25%, 04/01/23(e)	695	729,187
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(e).	400	427,372
Banco del Estado de Chile, 2.70%, 01/09/25 (Call 12/09/24)(e)	400	417,860
Banco do Brasil SA/Cayman
3.88%, 10/10/22	200	206,788
4.63%, 01/15/25(e)	600	640,974
4.75%, 03/20/24(e)	200	214,000
4.88%, 04/19/23(e)	400	425,684
5.88%, 01/19/23(e)	1,000	1,066,420
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(e)	400	435,532

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.13%, 06/06/24(e)	$150	$160,950
4.38%, 04/11/27 (Call 01/11/27)(e)	420	450,542
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26 (Call 08/04/26)(e)	100	100,901
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(e)	600	574,440
Banco Safra SA/Cayman Islands, 4.13%, 02/08/23(e)	600	623,094
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(e)	250	261,570
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
4.13%, 11/09/22(d)(e)	800	834,856
5.38%, 04/17/25(e)	300	338,736
Banco Santander SA
1.85%, 03/25/26	400	403,284
2.71%, 06/27/24	600	633,342
2.75%, 05/28/25	620	652,736
2.75%, 12/03/30	1,055	1,024,532
2.96%, 03/25/31	600	605,292
3.13%, 02/23/23	660	689,555
3.31%, 06/27/29	825	880,432
3.49%, 05/28/30	1,000	1,057,580
3.80%, 02/23/28	554	601,821
3.85%, 04/12/23	550	584,611
4.25%, 04/11/27	360	402,880
5.18%, 11/19/25	275	314,372
Banco Votorantim SA, 4.38%, 07/29/25(e)	200	208,900
Bancolombia SA
3.00%, 01/29/25 (Call 12/29/24)	1,090	1,119,757
5.13%, 09/11/22	133	139,057
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/34 (Call 09/25/29)(a)(e)	600	610,050
4.05%, 03/19/24(e)	600	652,164
4.45%, 09/19/28(e)	300	339,972
Banistmo SA, 3.65%, 09/19/22(d)(e)	400	409,088
Bank Mandiri Persero Tbk PT, 4.75%, 05/13/25(e)	400	441,128
Bank Muscat SAOG
4.75%, 03/17/26(e)	200	207,616
4.88%, 03/14/23(e)	200	208,906
Bank of America Corp.
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(a)	1,319	1,322,034
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(a)	500	501,380
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(a)	313	312,837
1.20%, 10/24/26 (Call 10/24/25)(a)	945	938,347
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(a)	826	828,098
1.49%, 05/19/24 (Call 05/19/23)(a)	317	322,516
1.73%, 07/22/27 (Call 07/22/26)(a)	2,000	2,018,480
1.90%, 07/23/31 (Call 07/23/30)(a)	520	493,574
1.92%, 10/24/31 (Call 10/24/30)(a)	825	783,527
2.02%, 02/13/26 (Call 02/13/25)(a)	1,105	1,140,382
2.46%, 10/22/25 (Call 10/22/24)(a)	446	468,278
2.50%, 10/21/22 (Call 10/21/21)	1,070	1,080,839
2.50%, 02/13/31 (Call 02/13/30)(a)	1,698	1,701,787
2.59%, 04/29/31 (Call 04/29/30)(a)	1,268	1,277,827

Security	Par (000)	Value

Banks (continued)
2.68%, 06/19/41 (Call 06/19/40)(a)	$1,807	$1,703,369
2.69%, 04/22/32 (Call 04/22/31)(a)	1,570	1,587,254
2.82%, 07/21/23 (Call 07/21/22), (3 mo. LIBOR US + 0.930%)(a)	511	525,374
2.83%, 10/24/51 (Call 10/24/50)(a)	405	374,026
2.88%, 10/22/30 (Call 10/22/29)(a)	1,741	1,806,653
3.00%, 12/20/23 (Call 12/20/22), (3 mo. LIBOR US + 0.790%)(a)	2,766	2,874,897
3.09%, 10/01/25 (Call 10/01/24)(a)	445	475,678
3.19%, 07/23/30 (Call 07/23/29)(a)	678	718,700
3.25%, 10/21/27 (Call 10/21/26)	928	1,006,964
3.30%, 01/11/23	747	784,806
3.31%, 04/22/42 (Call 04/22/41)(a)	500	510,600
3.37%, 01/23/26 (Call 01/23/25)(a)	555	599,433
3.42%, 12/20/28 (Call 12/20/27)(a)	1,545	1,673,590
3.46%, 03/15/25 (Call 03/15/24)(a)	1,165	1,249,579
3.48%, 03/13/52 (Call 03/11/51)(a)	605	620,790
3.50%, 04/19/26	1,306	1,441,380
3.55%, 03/05/24 (Call 03/05/23)(a)	813	856,382
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(a)	684	750,061
3.59%, 07/21/28 (Call 07/21/27)(a)	744	814,241
3.71%, 04/24/28 (Call 04/24/27)(a)	819	902,333
3.82%, 01/20/28 (Call 01/20/27)(a)	813	901,349
3.86%, 07/23/24 (Call 07/23/23)(a)	895	956,522
3.88%, 08/01/25	846	942,935
3.95%, 01/23/49 (Call 01/23/48)(a)	455	501,628
3.97%, 03/05/29 (Call 03/05/28)(a)	1,170	1,305,182
3.97%, 02/07/30 (Call 02/07/29)(a)	1,656	1,847,881
4.00%, 04/01/24	796	873,968
4.00%, 01/22/25	537	591,071
4.08%, 04/23/40 (Call 04/23/39)(a)	367	415,033
4.08%, 03/20/51 (Call 03/20/50)(a)	1,708	1,914,634
4.10%, 07/24/23	2,307	2,491,721
4.13%, 01/22/24	1,478	1,619,164
4.20%, 08/26/24	1,750	1,929,725
4.24%, 04/24/38 (Call 04/24/37)(a)	1,518	1,752,592
4.25%, 10/22/26	306	346,055
4.27%, 07/23/29 (Call 07/23/28)(a)	1,410	1,600,660
4.33%, 03/15/50 (Call 03/15/49)(a)	663	769,710
4.44%, 01/20/48 (Call 01/20/47)(a)	1,778	2,086,216
4.45%, 03/03/26	771	873,851
4.88%, 04/01/44	100	123,556
5.00%, 01/21/44	546	694,403
5.88%, 02/07/42	459	635,026
6.11%, 01/29/37	940	1,263,463
6.22%, 09/15/26	155	190,379
7.75%, 05/14/38	620	957,509
Series L, 3.95%, 04/21/25	700	769,951
Series L, 4.18%, 11/25/27 (Call 11/25/26)	1,095	1,224,966
Series L, 4.75%, 04/21/45	645	781,321
Series N, 1.66%, 03/11/27 (Call 03/11/26)(a)	1,400	1,411,886
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(a)	1,550	1,564,012
Bank of America N.A., 6.00%, 10/15/36	672	929,961
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(a)(b)(g)	1,100	1,189,848
Bank of China Ltd., 5.00%, 11/13/24(e)	500	558,350
Bank of China Ltd./Hong Kong
0.75%, 02/04/24(e)	400	397,804

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
0.88%, 01/14/24(e)	$600	$601,062
1.03%, 03/08/23, (3 mo. LIBOR US + 0.850%)(a)(e)	250	250,505
1.07%, 07/11/22, (3 mo. LIBOR US + 0.880%)(a)(e)	400	401,100
Bank of China Ltd./Paris, 0.95%, 09/21/23(e)	1,000	1,001,910
Bank of China Ltd/Hong Kong, 1.25%, 06/24/25(e)	400	396,584
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25)(a)(e)(g)	1,800	1,857,744
Bank of Communications Co. Ltd./Hong Kong
0.76%, 01/22/23, (3 mo. LIBOR US + 0.580%)(a)(e)	600	597,786
1.08%, 12/04/22, (3 mo. LIBOR US + 0.900%)(a)(e)	400	401,104
1.20%, 09/10/25(e)	800	791,224
Bank of East Asia Ltd. (The), 4.00%, 05/29/30 (Call 05/29/25)(a)(e)	1,100	1,147,608
Bank of Ireland Group PLC, 4.50%, 11/25/23(b)	505	548,869
Bank of Montreal
0.45%, 12/08/23	932	932,308
0.95%, 01/22/27 (Call 01/22/26)(a)	75	73,527
1.85%, 05/01/25	30	30,945
2.05%, 11/01/22	775	795,437
2.35%, 09/11/22	375	385,860
2.50%, 06/28/24	1,128	1,192,262
2.55%, 11/06/22 (Call 10/06/22)	185	190,931
3.80%, 12/15/32 (Call 12/15/27)(a)	423	466,552
4.34%, 10/05/28 (Call 10/05/23)(a)	650	702,149
Series E, 3.30%, 02/05/24	1,725	1,855,048
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	65	64,960
0.50%, 04/26/24 (Call 03/26/24)	100	99,951
0.75%, 01/28/26 (Call 12/28/25)	5	4,946
1.60%, 04/24/25 (Call 03/24/25)	145	149,127
1.65%, 07/14/28 (Call 05/14/28)	100	99,732
1.65%, 01/28/31 (Call 10/28/30)	50	48,214
1.85%, 01/27/23 (Call 12/27/22)	395	405,736
1.95%, 08/23/22	371	379,314
2.10%, 10/24/24	662	697,225
2.20%, 08/16/23 (Call 06/16/23)	480	499,397
2.45%, 08/17/26 (Call 05/17/26)	489	517,998
2.66%, 05/16/23 (Call 05/16/22)(a)	915	937,518
2.80%, 05/04/26 (Call 02/04/26)	210	226,244
2.95%, 01/29/23 (Call 12/29/22)	436	455,659
3.00%, 10/30/28 (Call 07/30/28)	265	282,829
3.25%, 09/11/24 (Call 08/11/24)	625	681,331
3.25%, 05/16/27 (Call 02/16/27)	468	513,195
3.30%, 08/23/29 (Call 05/23/29)	261	283,788
3.40%, 05/15/24 (Call 04/15/24)	225	244,206
3.40%, 01/29/28 (Call 10/29/27)	660	728,640
3.44%, 02/07/28 (Call 02/07/27)(a)	820	907,174
3.45%, 08/11/23	487	521,144
3.50%, 04/28/23	596	634,788
3.85%, 04/28/28	30	34,223
3.95%, 11/18/25 (Call 10/18/25)	140	157,823
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	372	404,572
Series G, 3.00%, 02/24/25 (Call 01/24/25)	315	340,124
Bank of New Zealand
2.00%, 02/21/25(b)	40	41,388
3.50%, 02/20/24(b)	559	601,976
Bank of Nova Scotia (The)
0.55%, 09/15/23	250	250,675
0.80%, 06/15/23	250	252,150
1.30%, 06/11/25	85	85,762

Security	Par (000)	Value

Banks (continued)
1.63%, 05/01/23	$730	$747,965
1.95%, 02/01/23	160	164,475
2.00%, 11/15/22	439	450,418
2.20%, 02/03/25	998	1,042,491
2.38%, 01/18/23	240	248,388
2.45%, 09/19/22	186	191,690
2.70%, 08/03/26	610	652,499
3.40%, 02/11/24	1,287	1,385,520
4.50%, 12/16/25	605	688,429
Bank of the Philippine Islands
2.50%, 09/10/24(e)	400	417,204
4.25%, 09/04/23(e)	400	431,096
Bank Rakyat Indonesia Persero Tbk PT, 3.95%, 03/28/24(e)	400	427,624
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	200	227,390
5.13%, 06/11/30 (Call 03/11/30)	242	275,200
Banque Federative du Credit Mutuel SA
0.65%, 02/27/24(b)	200	200,058
2.38%, 11/21/24(b)	75	78,820
3.75%, 07/20/23(b)	982	1,051,889
Barclays Bank PLC
1.70%, 05/12/22 (Call 04/12/22)	1,335	1,353,036
3.75%, 05/15/24	200	218,218
6.86%, (Call 06/15/32)(a)(b)(d)(g)	75	103,250
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(a)	425	425,693
2.65%, 06/24/31 (Call 06/24/30)(a)	455	451,879
2.85%, 05/07/26 (Call 05/07/25)(a)	1,035	1,089,306
3.56%, 09/23/35 (Call 09/23/30)(a)	1,230	1,252,263
3.65%, 03/16/25	350	378,791
3.68%, 01/10/23 (Call 01/10/22)	615	627,946
3.93%, 05/07/25 (Call 05/07/24)(a)	205	221,585
4.34%, 05/16/24 (Call 05/16/23)(a)	1,040	1,113,122
4.34%, 01/10/28 (Call 01/10/27)	719	804,611
4.38%, 09/11/24	554	604,586
4.38%, 01/12/26	1,660	1,861,640
4.84%, 05/09/28 (Call 05/07/27)	450	504,995
4.95%, 01/10/47	615	753,775
4.97%, 05/16/29 (Call 05/16/28)(a)	790	914,188
5.09%, 06/20/30 (Call 06/20/29)(a)	640	734,099
5.20%, 05/12/26	1,620	1,840,579
5.25%, 08/17/45	450	567,846
BBK BSC, 5.50%, 07/09/24(e)	600	635,952
BBVA Bancomer SA/Texas
1.88%, 09/18/25(e)	600	602,970
6.75%, 09/30/22(e)	400	429,128
BBVA USA
2.88%, 06/29/22 (Call 05/29/22)	350	359,454
3.88%, 04/10/25 (Call 03/10/25)	18	19,728
2.50%, 08/27/24 (Call 07/27/24)	716	753,576
BDO Unibank Inc., 2.13%, 01/13/26(e)	800	812,776
BNG Bank NV
1.50%, 09/06/22(b)	1,525	1,551,321
1.50%, 10/16/24(b)(d)	1,000	1,031,810
2.38%, 03/16/26(b)	250	267,078
3.13%, 11/08/21(b)	275	279,155
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26)(a)(b)	1,445	1,422,444
1.90%, 09/30/28 (Call 09/30/27)(a)(b)	1,700	1,676,897

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.22%, 06/09/26 (Call 06/09/25)(a)(b)	$405	$416,445
2.59%, 08/12/35 (Call 08/12/30)(a)(b)	1,175	1,121,455
2.82%, 11/19/25 (Call 11/19/24)(a)(b)	1,482	1,561,643
2.82%, 01/26/41(b)	250	228,470
2.95%, 05/23/22(b)	735	754,602
3.05%, 01/13/31 (Call 01/13/30)(a)(b)	525	543,265
3.25%, 03/03/23	848	894,886
3.38%, 01/09/25(b)	1,280	1,377,574
3.50%, 03/01/23(b)	885	932,162
3.50%, 11/16/27(b)	10	10,875
3.80%, 01/10/24(b)	620	669,061
4.25%, 10/15/24	1,498	1,667,589
4.38%, 09/28/25(b)	5	5,552
4.38%, 05/12/26(b)	730	812,840
4.38%, 03/01/33 (Call 03/01/28)(a)(b)	243	265,380
4.40%, 08/14/28(b)	290	330,629
4.63%, 03/13/27(b)	275	310,684
4.71%, 01/10/25 (Call 01/10/24)(a)(b)	1,195	1,311,273
5.20%, 01/10/30 (Call 01/10/29)(a)(b)	445	528,660
7.20%, (Call 06/25/37)(a)(b)(g)	195	207,092
BNZ International Funding Ltd./London, 3.38%, 03/01/23(b)	550	579,386
BOS Funding Ltd., 4.00%, 09/18/24(e)	400	417,208
BOSCI BVI Ltd., 1.25%, 09/10/23(e)	600	598,692
BPCE SA
1.00%, 01/20/26(b)	175	171,659
1.65%, 10/06/26 (Call 10/06/25)(a)(b)	1,550	1,553,208
2.38%, 01/14/25(b)	350	362,978
2.70%, 10/01/29(b)	5	5,126
2.75%, 01/11/23(b)	130	135,061
3.00%, 05/22/22(b)	690	709,975
3.25%, 01/11/28(b)	250	266,503
3.38%, 12/02/26	1,426	1,564,151
3.50%, 10/23/27(b)	500	542,950
4.00%, 09/12/23(b)	300	323,481
4.00%, 04/15/24	520	568,407
4.50%, 03/15/25(b)	595	657,308
4.63%, 09/12/28(b)	305	353,099
4.88%, 04/01/26(b)	170	191,993
5.15%, 07/21/24(b)	470	526,085
5.70%, 10/22/23(b)	320	356,656
Burgan Bank SAK, 2.75%, 12/15/31 (Call 09/15/26)(a)(e)	400	381,000
Caixa Economica Federal, 3.50%, 11/07/22(e)	250	257,713
Canadian Imperial Bank of Commerce
0.50%, 12/14/23	680	678,674
0.95%, 06/23/23	337	340,461
0.95%, 10/23/25	200	199,480
2.25%, 01/28/25	430	450,034
2.55%, 06/16/22	1,142	1,171,692
2.61%, 07/22/23 (Call 07/22/22)(a)	436	447,362
3.10%, 04/02/24	838	894,439
3.50%, 09/13/23	455	488,329
Capital One N.A., 2.15%, 09/06/22 (Call 05/06/22)	345	352,735
CBQ Finance Ltd.
2.00%, 09/15/25(e)	400	403,536
5.00%, 05/24/23(e)	500	541,350
China CITIC Bank Corp. Ltd., 1.18%, 12/14/22, (3 mo. LIBOR US + 1.000%)(a)(e)	300	300,180

Security	Par (000)	Value

Banks (continued)
China CITIC Bank International Ltd., 4.63%, 02/28/29 (Call 02/28/24)(a)(e)	$250	$264,625
China Construction Bank Corp.
2.45%, 06/24/30 (Call 06/24/25)(a)(e)	600	606,768
4.25%, 02/27/29 (Call 02/27/24)(a)(e)	300	322,584
China Construction Bank Corp./Hong Kong
1.00%, 08/04/23(e)	800	802,480
1.01%, 06/08/23, (3 mo. LIBOR US + 0.830%)(a)(e)	200	200,756
1.25%, 08/04/25(e)	600	595,632
China Development Bank
3.38%, 01/24/27(e)	200	219,048
4.00%, 01/24/37(e)	200	218,810
China Everbright Bank Co. Ltd., 1.03%, 08/03/23(a)(e)	1,200	1,200,240
China Merchants Bank Co. Ltd./London, 0.93%, 06/19/22, (3 mo. LIBOR US + 0.740%)(a)(e)	400	399,496
China Merchants Bank Co. Ltd/Hong Kong, 1.20%, 09/10/25(e)	1,000	980,300
China Minsheng Banking Corp. Ltd./Hong Kong, 1.24%, 03/09/23, (3 mo. LIBOR US + 1.050%)(a)(e)	200	199,942
China Minsheng Banking Corp. Ltd/Hong Kong, 1.08%, 10/22/23, (3 mo. LIBOR US + 0.900%)(a)(e)	1,000	996,330
CIT Bank N.A., 2.97%, 09/27/25 (Call 09/27/24)(a)	155	162,770
CIT Group Inc.
3.93%, 06/19/24 (Call 06/19/23)(a)	135	142,871
4.75%, 02/16/24 (Call 11/16/23)	119	129,658
5.00%, 08/15/22	353	371,720
5.00%, 08/01/23	165	179,256
5.25%, 03/07/25 (Call 12/07/24)	150	169,217
6.13%, 03/09/28	275	334,590
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	540	584,966
CITIC Ltd.
2.85%, 02/25/30(e)	400	399,472
3.70%, 06/14/26(e)	200	215,408
3.88%, 02/28/27(e)	400	434,412
4.00%, 01/11/28(e)	200	216,242
6.80%, 01/17/23(e)	200	218,472
Citigroup Inc.
0.78%, 10/30/24 (Call 09/30/23), (SOFR + 0.686%)(a)	1,365	1,366,788
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(a)	575	576,650
1.12%, 01/28/27 (Call 01/28/26)(a)	1,910	1,878,542
1.68%, 05/15/24 (Call 05/15/23)(a)	262	267,940
2.56%, 05/01/32 (Call 05/01/31)(a)	1,300	1,298,882
2.57%, 06/03/31 (Call 06/03/30)(a)	1,275	1,280,903
2.67%, 01/29/31 (Call 01/29/30)(a)	202	204,846
2.70%, 10/27/22 (Call 09/27/22)	698	721,006
2.88%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 0.950%)(a)	1,775	1,827,078
2.98%, 11/05/30 (Call 11/05/29)(a)	686	715,203
3.11%, 04/08/26 (Call 04/08/25)(a)	1,565	1,678,290
3.20%, 10/21/26 (Call 07/21/26)	1,590	1,723,878
3.30%, 04/27/25	78	84,850
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(a)	802	859,664
3.38%, 03/01/23	200	210,566
3.40%, 05/01/26	1,057	1,157,521
3.50%, 05/15/23	452	478,315
3.52%, 10/27/28 (Call 10/27/27)(a)	778	847,701
3.67%, 07/24/28 (Call 07/24/27)(a)	968	1,066,542

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.70%, 01/12/26	$954	$1,057,328
3.75%, 06/16/24	501	547,182
3.88%, 10/25/23	806	876,404
3.88%, 03/26/25	597	655,058
3.88%, 01/24/39 (Call 01/22/38)(a)	172	189,128
3.89%, 01/10/28 (Call 01/10/27)(a)	881	980,905
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(a)	584	651,902
4.00%, 08/05/24	965	1,054,764
4.04%, 06/01/24 (Call 06/01/23)(a)	1,053	1,127,363
4.05%, 07/30/22	654	682,351
4.08%, 04/23/29 (Call 04/23/28)(a)	579	650,153
4.13%, 07/25/28	613	686,744
4.28%, 04/24/48 (Call 04/24/47)(a)	521	616,338
4.30%, 11/20/26	548	618,297
4.40%, 06/10/25	826	923,551
4.41%, 03/31/31 (Call 03/31/30)(a)	1,413	1,617,687
4.45%, 09/29/27	1,580	1,796,539
4.60%, 03/09/26	988	1,129,165
4.65%, 07/30/45	600	737,556
4.65%, 07/23/48 (Call 06/23/48)	1,036	1,289,520
4.75%, 05/18/46	895	1,082,306
5.30%, 05/06/44	667	853,040
5.32%, 03/26/41 (Call 03/26/40)(a)	858	1,113,178
5.50%, 09/13/25	2,102	2,462,220
5.88%, 02/22/33	76	97,040
5.88%, 01/30/42	366	508,352
6.00%, 10/31/33	270	350,355
6.13%, 08/25/36	460	616,377
6.63%, 06/15/32	765	1,021,673
6.68%, 09/13/43	374	555,487
8.13%, 07/15/39	633	1,057,730
Citizens Bank N.A./Providence RI
2.25%, 04/28/25 (Call 03/28/25)	234	244,181
3.70%, 03/29/23 (Call 02/28/23)	290	306,597
3.75%, 02/18/26 (Call 11/18/25)	575	638,440
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	535	539,355
2.64%, 09/30/32 (Call 07/02/32)(b)	200	194,836
2.85%, 07/27/26 (Call 04/25/26)	270	287,758
3.25%, 04/30/30 (Call 01/30/30)	590	630,403
Comerica Inc.
3.70%, 07/31/23 (Call 07/01/23)	324	346,580
4.00%, 02/01/29 (Call 10/31/28)	510	574,561
Commercial Bank of Dubai PSC, 6.00%, (Call 04/21/26)(a)(e)(g)	400	427,000
Commerzbank AG, 8.13%, 09/19/23(b)	450	515,750
Commonwealth Bank of Australia
2.50%, 09/18/22(b)	400	412,132
2.63%, 09/06/26(b)	245	262,042
2.69%, 03/11/31(b)	550	538,857
2.85%, 05/18/26(b)	275	296,706
3.15%, 09/19/27(b)	325	355,657
3.31%, 03/11/41(b)	200	196,622
3.61%, 09/12/34 (Call 09/12/29)(a)(b)	1,245	1,297,863
3.74%, 09/12/39(b)	565	594,629
3.90%, 03/16/28(b)	255	288,693
3.90%, 07/12/47(b)	220	250,353
4.32%, 01/10/48(b)	215	242,000

Security	Par (000)	Value

Banks (continued)
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	$252	$275,922
3.95%, 11/09/22	355	372,825
4.38%, 08/04/25	535	596,921
4.63%, 12/01/23	305	334,298
5.25%, 05/24/41	605	797,686
5.25%, 08/04/45	988	1,279,914
5.75%, 12/01/43	485	657,083
Cooperatieve Rabobank U.A./New York
2.75%, 01/10/23	450	468,320
3.38%, 05/21/25	250	272,928
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25)(a)(b)	270	266,879
1.11%, 02/24/27 (Call 02/24/26)(a)(b)	4,600	4,531,598
1.34%, 06/24/26 (Call 06/24/25)(a)(b)	210	210,485
2.63%, 07/22/24(b)	733	774,385
3.88%, 09/26/23(b)	55	59,282
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(e)	400	399,536
Credit Agricole SA
3.25%, 01/14/30(b)	580	600,926
4.00%, 01/10/33 (Call 01/10/28)(a)(b)	610	656,006
4.38%, 03/17/25(b)	100	110,340
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25)(a)(b)	535	545,208
3.25%, 10/04/24(b)	1,050	1,128,613
3.75%, 04/24/23(b)	695	739,459
4.13%, 01/10/27(b)	300	336,795
Credit Bank of Moscow Via CBOM Finance PLC, 4.70%, 01/29/25(e)	500	506,415
Credit Suisse AG/New York NY
0.50%, 02/02/24	460	456,532
1.00%, 05/05/23	1,466	1,478,871
2.95%, 04/09/25	1,120	1,193,707
3.63%, 09/09/24	1,265	1,376,004
Credit Suisse Group AG
1.31%, 02/02/27 (Call 02/02/26)(a)(b)	1,310	1,277,525
2.19%, 06/05/26 (Call 06/05/25)(a)(b)	1,706	1,741,843
2.59%, 09/11/25 (Call 09/11/24)(a)(b)	335	348,356
3.00%, 12/14/23 (Call 12/14/22)(a)(b)	400	413,712
3.57%, 01/09/23 (Call 01/09/22)(b)	535	545,267
3.75%, 03/26/25	850	921,527
3.80%, 06/09/23	50	53,112
3.87%, 01/12/29 (Call 01/12/28)(a)(b)	702	758,104
4.19%, 04/01/31 (Call 04/01/30)(a)(b)	365	403,347
4.21%, 06/12/24 (Call 06/12/23)(a)(b)	450	480,434
4.28%, 01/09/28 (Call 01/09/27)(b)	630	698,947
4.55%, 04/17/26	855	963,029
4.88%, 05/15/45	1,320	1,592,158
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	800	833,984
Daegu Bank Ltd. (The), 3.75%, 08/13/23(e)	400	426,172
Danske Bank A/S
1.23%, 06/22/24 (Call 06/22/23)(b)	5	5,045
1.62%, 09/11/26 (Call 09/11/25)(a)(b)	450	446,841
3.24%, 12/20/25 (Call 12/20/24)(a)(b)	250	266,315
3.88%, 09/12/23(b)	285	304,765
4.38%, 06/12/28(b)	330	364,046
5.38%, 01/12/24(b)	105	116,972
DBS Group Holdings Ltd. 1.82%, 03/10/31(a)	200	198,594

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.30%, (Call 02/27/25)(a)(e)(g)	$400	$409,932
4.52%, 12/11/28 (Call 12/11/23)(a)(b)	625	676,525
Deutsche Bank AG
4.10%, 01/13/26	505	554,505
4.30%, 05/24/28 (Call 05/24/23), (5 year USD Swap + 2.248%)(a)	640	665,165
4.50%, 04/01/25	650	701,421
Deutsche Bank AG/London, 3.70%, 05/30/24	471	505,312
Deutsche Bank AG/New York NY
1.69%, 03/19/26	460	461,757
2.13%, 11/24/26 (Call 11/24/25)(a)	780	790,031
2.22%, 09/18/24 (Call 09/18/23)(a)	880	903,082
3.30%, 11/16/22	685	711,420
3.55%, 09/18/31 (Call 09/18/30)(a)	820	857,884
3.70%, 05/30/24	505	541,582
3.73%, 01/14/32 (Call 01/14/31)(a)	500	496,880
3.95%, 02/27/23	900	949,284
3.96%, 11/26/25 (Call 11/26/24)(a)	785	851,018
4.10%, 01/13/26	265	290,236
4.88%, 12/01/32 (Call 12/01/27)(a)	450	486,464
5.88%, 07/08/31 (Call 04/08/30)(a)	200	229,952
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22(e)	200	208,200
Development Bank of the Philippines, 2.38%, 03/11/31(e)	400	388,296
Dexia Credit Local SA
1.13%, 04/09/26	174	174,880
1.63%, 10/16/24(b)	5	5,162
2.38%, 09/20/22(b)	1,000	1,028,170
DIB Sukuk Ltd.
2.95%, 02/20/25(e)	200	209,276
2.95%, 01/16/26(e)	600	627,606
3.63%, 02/06/23(e)	600	626,340
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26)(a)(e)(g)	800	843,344
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	1,410	1,478,018
3.35%, 02/06/23 (Call 01/06/23)	280	292,958
3.45%, 07/27/26 (Call 04/27/26)	105	114,215
4.20%, 08/08/23	230	248,329
4.65%, 09/13/28 (Call 06/13/28)	245	283,161
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	400	570,284
Ecobank Transnational Inc., 9.50%, 04/18/24(e)	400	429,308
EI Sukuk Co. Ltd., 1.83%, 09/23/25(e)	200	200,106
Emirates NBD Bank PJSC
1.64%, 01/13/26(e)	600	601,728
2.63%, 02/18/25(e)	300	314,406
6.13%, (Call 07/09/26)(a)(e)(g)	600	657,108
Fab Sukuk Co. Ltd.
1.41%, 01/14/26(e)	800	797,944
2.50%, 01/21/25(e)	400	416,892
3.63%, 03/05/23(e)	200	210,358
3.88%, 01/22/24(e)	200	215,334
Fifth Third Bancorp.
1.63%, 05/05/23 (Call 04/05/23)	100	102,268
2.38%, 01/28/25 (Call 12/29/24)	376	393,725
2.55%, 05/05/27 (Call 04/05/27)	590	620,285
2.60%, 06/15/22 (Call 05/15/22)	265	271,296
3.65%, 01/25/24 (Call 12/25/23)	575	619,815
3.95%, 03/14/28 (Call 02/14/28)	913	1,038,583

Security	Par (000)	Value

Banks (continued)
4.30%, 01/16/24 (Call 12/16/23)	$462	$504,310
8.25%, 03/01/38	370	608,994
Fifth Third Bank NA
1.80%, 01/30/23 (Call 12/30/22)	275	281,672
2.25%, 02/01/27 (Call 01/01/27)	485	506,810
3.85%, 03/15/26 (Call 02/15/26)	805	891,014
3.95%, 07/28/25 (Call 06/28/25)	350	390,828
First Abu Dhabi Bank PJSC, 4.50%, (Call 04/05/26)(a)(e)(g)	200	213,646
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	200	243,390
First Horizon Corp.
3.55%, 05/26/23 (Call 04/26/23)	55	58,061
4.00%, 05/26/25 (Call 04/26/25)	75	82,760
First Republic Bank/CA
2.50%, 06/06/22 (Call 05/06/22)	459	468,928
4.38%, 08/01/46 (Call 02/01/46)	40	47,722
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(a)(e)	200	211,850
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)	200	203,502
Freedom Mortgage Corp.
7.63%, 05/01/26 (Call 05/01/23)(b)	360	375,350
8.13%, 11/15/24 (Call 11/15/21)(b)	75	77,602
8.25%, 04/15/25 (Call 04/15/22)(b)	330	342,220
Goldman Sachs Capital I, 6.35%, 02/15/34	644	885,764
Goldman Sachs Group Inc. (The)
0.48%, 01/27/23 (Call 01/27/22)	1,587	1,587,857
0.63%, 11/17/23 (Call 11/17/22), (SOFR + 0.538%)(a)	1,750	1,751,995
0.67%, 03/08/24 (Call 03/08/23)(a)	250	250,400
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(a)	150	148,694
1.09%, 12/09/26 (Call 12/09/25)(a)	400	394,412
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(a)	350	348,691
1.99%, 01/27/32 (Call 01/27/31)(a)	1,100	1,045,528
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(a)	2,515	2,526,317
2.91%, 06/05/23 (Call 06/05/22)(a)	772	792,257
2.91%, 07/24/23 (Call 07/24/22)(a)	778	800,920
3.20%, 02/23/23 (Call 01/23/23)	453	475,043
3.21%, 04/22/42 (Call 04/22/41)(a)	1,100	1,110,076
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(a)	841	903,444
3.50%, 01/23/25 (Call 10/23/24)	595	644,962
3.50%, 04/01/25 (Call 03/01/25)	1,385	1,506,894
3.50%, 11/16/26 (Call 11/16/25)	1,103	1,204,355
3.63%, 01/22/23	895	944,485
3.63%, 02/20/24 (Call 01/20/24)	1,291	1,392,343
3.69%, 06/05/28 (Call 06/05/27)(a)	488	537,727
3.75%, 05/22/25 (Call 02/22/25)	463	507,930
3.75%, 02/25/26 (Call 11/25/25)	756	839,568
3.80%, 03/15/30 (Call 12/15/29)	383	424,854
3.81%, 04/23/29 (Call 04/23/28)(a)	602	665,252
3.85%, 07/08/24 (Call 04/08/24)	680	739,820
3.85%, 01/26/27 (Call 01/26/26)	874	967,308
4.00%, 03/03/24	1,669	1,823,416
4.02%, 10/31/38 (Call 10/31/37)(a)	1,486	1,682,048
4.22%, 05/01/29 (Call 05/01/28)(a)	1,038	1,174,933
4.25%, 10/21/25	872	977,346
4.41%, 04/23/39 (Call 04/23/38)(a)	640	751,872

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.75%, 10/21/45 (Call 04/21/45)	$635	$793,794
4.80%, 07/08/44 (Call 01/08/44)	883	1,106,726
5.15%, 05/22/45	1,434	1,844,583
5.95%, 01/15/27	508	615,584
6.13%, 02/15/33	310	416,163
6.25%, 02/01/41	1,450	2,074,384
6.45%, 05/01/36	909	1,249,720
6.75%, 10/01/37	2,169	3,088,287
Grupo Aval Ltd., 4.38%, 02/04/30 (Call 11/04/29)(e)	1,000	1,003,130
Gulf International Bank BSC, 2.38%, 09/23/25(e)	400	404,452
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	310	390,191
5.88%, 11/01/34	50	64,754
HSBC Capital Funding Dollar 1 LP, 10.18%, (Call 06/30/30)(a)(b)(g)	50	82,125
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26)(a)	1,197	1,188,262
1.65%, 04/18/26 (Call 04/18/25)(a)	1,080	1,088,543
2.01%, 09/22/28 (Call 09/22/27)(a)	640	634,541
2.10%, 06/04/26 (Call 06/04/25)(a)	420	430,055
2.63%, 11/07/25 (Call 11/07/24)(a)	975	1,021,888
2.85%, 06/04/31 (Call 06/04/30)(a)	511	516,044
3.03%, 11/22/23 (Call 11/22/22)(a)	1,402	1,457,043
3.60%, 05/25/23	825	877,387
3.80%, 03/11/25 (Call 03/11/24)(a)	947	1,020,752
3.90%, 05/25/26	355	393,904
3.95%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 0.987%)(a)	680	725,560
3.97%, 05/22/30 (Call 05/22/29)(a)	1,010	1,105,203
4.04%, 03/13/28 (Call 03/13/27)(a)	630	695,646
4.25%, 03/14/24	740	807,954
4.25%, 08/18/25	510	563,392
4.29%, 09/12/26 (Call 09/15/25)(a)	760	843,699
4.30%, 03/08/26	1,510	1,700,879
4.38%, 11/23/26	745	837,380
4.58%, 06/19/29 (Call 06/19/28)(a)	1,258	1,427,176
4.95%, 03/31/30	725	855,123
5.25%, 03/14/44	982	1,218,505
6.10%, 01/14/42	345	486,260
6.50%, 05/02/36	981	1,312,176
6.50%, 09/15/37	1,405	1,905,419
6.80%, 06/01/38	686	960,880
7.63%, 05/17/32	263	367,585
HSBC USA Inc., 3.50%, 06/23/24	610	660,642
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 01/04/30)	1,002	1,018,844
2.63%, 08/06/24 (Call 07/06/24)	1,096	1,159,217
4.00%, 05/15/25 (Call 04/15/25)	343	381,708
Huntington National Bank (The), 2.50%, 08/07/22 (Call 07/07/22)	250	256,498
ICICI Bank Ltd./Dubai
3.25%, 09/09/22(e)	600	615,396
4.00%, 03/18/26(e)	200	215,260
ICICI Bank Ltd/Dubai, 3.80%, 12/14/27(e)	300	320,481
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(e)	600	668,538
Industrial & Commercial Bank of China Ltd./Hong Kong
0.97%, 09/16/24, (3 mo. LIBOR US + 0.780%)(a)(e)	400	400,140
1.00%, 07/20/23(e)	1,000	1,003,190
2.25%, 09/16/22(e)	400	407,836

Security	Par (000)	Value

Banks (continued)
Industrial & Commercial Bank of China Ltd./London, 1.03%, 10/25/23, (3 mo. LIBOR US + 0.850%)(a)(e)	$800	$803,240
Industrial & Commercial Bank of China Ltd./New York NY, 2.96%, 11/08/22	905	933,598
Industrial & Commercial Bank of China Ltd./Singapore
1.00%, 09/09/23(e)	400	401,540
1.03%, 04/16/23, (3 mo. LIBOR US + 0.85%)(a)(e)	1,000	1,002,840
1.20%, 09/09/25(e)	400	395,908
Industrial & Commercial Bank of China Macau Ltd., 2.88%, 09/12/29 (Call 09/12/24)(a)(e)	1,000	1,037,770
Industrial Bank Co. Ltd./Hong Kong 1.13%, 11/06/23(e)	200	199,690
1.24%, 03/05/23, (3 mo. LIBOR US + 1.050%)(a)(e)	200	200,446
Industrial Senior Trust, 5.50%, 11/01/22	650	677,670
ING Bank NV, 5.80%, 09/25/23(b)	200	223,126
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(a)(b)	530	531,155
1.73%, 04/01/27 (Call 04/01/26)(a)	350	352,559
2.73%, 04/01/32 (Call 04/01/31)(a)	635	642,391
3.55%, 04/09/24	595	643,135
3.95%, 03/29/27	355	397,877
4.05%, 04/09/29	515	578,772
4.10%, 10/02/23	1,715	1,856,453
4.55%, 10/02/28	463	535,344
4.63%, 01/06/26(b)	495	565,938
4.70%, 03/22/28 (Call 03/22/23)(a)(e)	400	424,608
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(e)	1,073	1,062,291
Intesa Sanpaolo SpA
3.13%, 07/14/22(b)	253	259,874
3.38%, 01/12/23(b)	575	599,242
3.88%, 07/14/27(b)	225	244,652
3.88%, 01/12/28(b)	30	32,034
5.02%, 06/26/24(b)	900	977,166
5.71%, 01/15/26(b)	600	675,822
Series XR, 3.25%, 09/23/24(b)	200	213,072
Series XR, 4.00%, 09/23/29(b)	530	574,748
Series XR, 4.70%, 09/23/49(b)	375	426,975
Itau Unibanco Holding SA/Cayman Island
2.90%, 01/24/23(e)	600	613,122
3.25%, 01/24/25(e)	600	617,040
5.13%, 05/13/23(e)	700	742,616
JPMorgan Chase & Co.
0.65%, 09/16/24 (Call 09/16/23)(a)	135	135,204
0.70%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(a)	600	602,022
1.04%, 02/04/27 (Call 02/04/26)(a)	50	49,055
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(a)	270	265,961
1.51%, 06/01/24 (Call 06/01/23)(a)	1,395	1,422,035
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(a)	300	301,287
1.76%, 11/19/31 (Call 11/19/30)(a)	527	496,286
1.95%, 02/04/32 (Call 02/04/31)(a)	605	575,543
2.01%, 03/13/26 (Call 03/13/25)(a)	882	909,818
2.08%, 04/22/26 (Call 04/22/25)(a)	1,204	1,244,840
2.18%, 06/01/28 (Call 06/01/27)(a)	100	102,177
2.30%, 10/15/25 (Call 10/15/24)(a)	814	849,694
2.52%, 04/22/31 (Call 04/22/30)(a)	1,030	1,039,198
2.53%, 11/19/41 (Call 11/19/40)(a)	1,240	1,131,264

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.58%, 04/22/32 (Call 04/22/31)(a)	$735	$738,138
2.70%, 05/18/23 (Call 03/18/23)	1,136	1,185,530
2.74%, 10/15/30 (Call 10/15/29)(a)	637	653,670
2.95%, 10/01/26 (Call 07/01/26)	1,044	1,125,056
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(a)	650	669,006
2.97%, 01/15/23 (Call 01/15/22)	864	880,174
3.11%, 04/22/41 (Call 04/22/40)(a)	700	698,243
3.11%, 04/22/51 (Call 04/22/50)(a)	680	661,069
3.13%, 01/23/25 (Call 10/23/24)	1,044	1,124,659
3.16%, 04/22/42 (Call 04/22/41)(a)	1,000	1,003,020
3.20%, 01/25/23	1,045	1,098,389
3.20%, 06/15/26 (Call 03/15/26)	1,144	1,243,356
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(a)	622	664,053
3.25%, 09/23/22	717	746,268
3.30%, 04/01/26 (Call 01/01/26)	555	606,049
3.33%, 04/22/52 (Call 04/22/51)(a)	300	300,528
3.38%, 05/01/23	623	658,374
3.51%, 01/23/29 (Call 01/23/28)(a)	2,207	2,407,109
3.54%, 05/01/28 (Call 05/01/27)(a)	416	455,907
3.56%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(a)	885	937,374
3.63%, 05/13/24	383	417,987
3.63%, 12/01/27 (Call 12/01/26)	975	1,068,756
3.70%, 05/06/30 (Call 05/06/29)(a)	298	327,949
3.78%, 02/01/28 (Call 02/01/27)(a)	579	642,817
3.80%, 07/23/24 (Call 07/23/23)(a)	1,188	1,270,079
3.88%, 02/01/24	1,111	1,212,812
3.88%, 09/10/24	2,027	2,216,099
3.88%, 07/24/38 (Call 07/24/37)(a)	510	564,932
3.90%, 07/15/25 (Call 04/15/25)	1,604	1,776,799
3.90%, 01/23/49 (Call 01/23/48)(a)	1,291	1,421,326
3.96%, 01/29/27 (Call 01/29/26)(a)	951	1,056,894
3.96%, 11/15/48 (Call 11/15/47)(a)	1,071	1,191,905
4.01%, 04/23/29 (Call 04/23/28)(a)	825	926,252
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(a)	1,793	1,941,191
4.03%, 07/24/48 (Call 07/24/47)(a)	377	420,864
4.13%, 12/15/26	485	548,588
4.20%, 07/23/29 (Call 07/23/28)(a)	875	997,675
4.25%, 10/01/27	1,300	1,482,793
4.26%, 02/22/48 (Call 02/22/47)(a)	1,093	1,265,705
4.45%, 12/05/29 (Call 12/05/28)(a)	777	896,137
4.49%, 03/24/31 (Call 03/24/30)(a)	791	916,896
4.85%, 02/01/44	383	482,434
4.95%, 06/01/45	783	987,559
5.40%, 01/06/42	920	1,220,251
5.50%, 10/15/40	573	756,268
5.60%, 07/15/41	745	1,005,638
5.63%, 08/16/43	1,322	1,782,307
6.40%, 05/15/38	946	1,348,646
7.63%, 10/15/26	125	164,079
8.00%, 04/29/27	673	913,651
8.75%, 09/01/30	55	81,588
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26)(a)(e)	600	614,136
KeyBank N.A./Cleveland OH
1.25%, 03/10/23	530	538,459
2.30%, 09/14/22	620	636,374

Security	Par (000)	Value

Banks (continued)
2.40%, 06/09/22	$15	$15,337
3.40%, 05/20/26	895	972,614
3.90%, 04/13/29	299	330,688
6.95%, 02/01/28	5	6,304
KeyBank NA/Cleveland OH, 0.42%, 01/03/24 (Call 01/03/23)(a)	810	810,721
KeyCorp
2.25%, 04/06/27	490	508,909
4.10%, 04/30/28	565	644,891
4.15%, 10/29/25	371	419,419
KeyCorp., 2.55%, 10/01/29	525	539,154
KfW
0.00%, 04/18/36(h)	600	435,690
0.00%, 06/29/37(h)	680	483,908
0.25%, 10/19/23	2,300	2,297,010
0.25%, 03/08/24	400	398,584
0.38%, 07/18/25	625	616,131
0.63%, 01/22/26	700	692,643
0.75%, 09/30/30	2,150	1,977,290
1.38%, 08/05/24	1,160	1,193,536
1.63%, 02/15/23	2,321	2,379,373
1.75%, 08/22/22	1,530	1,561,074
1.75%, 09/14/29	829	841,228
2.00%, 09/29/22	695	712,882
2.00%, 10/04/22	648	664,602
2.00%, 05/02/25	1,598	1,681,368
2.13%, 06/15/22	1,308	1,336,514
2.13%, 01/17/23	1,505	1,554,108
2.13%, 08/07/23(e)	25	26,043
2.38%, 12/29/22	1,496	1,549,826
2.50%, 11/20/24	1,894	2,023,114
2.63%, 02/28/24	775	823,802
2.88%, 05/05/22(e)	371	381,065
2.88%, 04/03/28	1,791	1,972,016
Kookmin Bank
1.75%, 05/04/25(d)(e)	400	407,852
2.50%, 11/04/30(e)	600	587,820
4.35%, (Call 07/02/24)(a)(e)(g)	400	421,520
Korea Development Bank (The)
0.54%, 02/18/23, (3 mo. LIBOR US + 0.350%)(a)	400	400,500
1.63%, 04/16/23, (3 mo. LIBOR US + 1.450%)(a)(e)	600	613,740
2.00%, 09/12/26	200	208,342
2.13%, 10/01/24	250	262,838
2.75%, 03/19/23	250	260,570
3.00%, 09/14/22	1,200	1,241,868
3.00%, 01/13/26	200	217,400
3.38%, 03/12/23	300	316,098
3.38%, 09/16/25	200	219,634
Kreditanstalt fuer Wiederaufbau, 0.13%, 05/16/23(e)	435	434,047
Landesbank Baden-Wuerttemberg, 7.63%, 02/01/23	945	1,055,830
Landeskreditbank Baden-Wuerttemberg Foerderbank, 0.50%, 12/08/25(e)	50	49,134
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	250	249,690
0.88%, 09/03/30	1,305	1,210,231
1.75%, 07/27/26	411	427,362
1.75%, 01/14/27(e)	375	388,395
1.88%, 04/17/23(e)	820	846,035
2.00%, 01/13/25	2,385	2,505,872
2.38%, 01/23/24(e)	345	363,637

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.38%, 06/10/25	$349	$372,373
3.13%, 11/14/23	1,315	1,407,392
Series 37, 2.50%, 11/15/27	1,013	1,088,114
Series 40, 0.50%, 05/27/25	875	867,667
Lloyds Bank PLC
2.25%, 08/14/22	285	291,831
3.50%, 05/14/25	150	162,981
Lloyds Banking Group PLC
1.33%, 06/15/23 (Call 06/15/22)(a)	360	363,215
2.44%, 02/05/26 (Call 02/05/25)(a)	675	703,701
2.91%, 11/07/23 (Call 11/07/22)(a)	923	955,287
3.57%, 11/07/28 (Call 11/07/27)(a)	921	999,764
3.75%, 01/11/27	810	893,819
3.87%, 07/09/25 (Call 07/09/24)(a)	393	427,627
3.90%, 03/12/24	220	238,647
4.05%, 08/16/23	830	894,591
4.34%, 01/09/48	1,052	1,168,719
4.38%, 03/22/28	1,085	1,231,225
4.45%, 05/08/25	515	577,984
4.50%, 11/04/24	1,139	1,265,418
4.55%, 08/16/28	565	651,106
4.58%, 12/10/25	610	684,292
4.65%, 03/24/26	770	868,714
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	160	170,938
Macquarie Bank Ltd.
0.44%, 12/16/22(b)	1,000	1,000,720
2.10%, 10/17/22(b)	298	305,545
2.30%, 01/22/25(b)	15	15,626
3.62%, 06/03/30(b)	500	516,405
3.90%, 01/15/26(b)	65	72,567
4.00%, 07/29/25(b)	25	27,826
Macquarie Group Ltd.
1.34%, 01/12/27 (Call 01/12/26)(a)(b)	285	281,064
3.19%, 11/28/23 (Call 11/28/22)(a)(b)	924	961,265
3.76%, 11/28/28 (Call 11/28/27)(a)(b)	255	279,047
4.15%, 03/27/24 (Call 03/27/23)(a)(b)	425	452,646
4.65%, 03/27/29 (Call 03/27/28)(a)(b)	140	159,393
5.03%, 01/15/30 (Call 01/15/29)(a)(b)	485	568,265
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 04/18/22)	550	561,963
3.40%, 08/17/27	5	5,512
Mashreqbank PSC, 4.25%, 02/26/24(e)	200	214,600
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(a)	650	651,904
1.41%, 07/17/25	617	620,646
2.05%, 07/17/30	807	787,931
2.19%, 02/25/25	646	671,336
2.53%, 09/13/23	555	579,631
2.62%, 07/18/22	665	683,015
2.67%, 07/25/22	828	851,275
2.76%, 09/13/26	200	212,238
2.80%, 07/18/24	825	875,465
3.20%, 07/18/29	570	605,984
3.29%, 07/25/27	405	445,119
3.41%, 03/07/24	435	467,220
3.46%, 03/02/23	600	632,016
3.68%, 02/22/27	340	379,120
3.74%, 03/07/29	581	642,969
3.75%, 07/18/39	1,144	1,252,943
3.76%, 07/26/23	1,165	1,247,564

Security	Par (000)	Value

Banks (continued)
3.78%, 03/02/25	$395	$433,307
3.85%, 03/01/26	969	1,081,142
3.96%, 03/02/28	175	196,207
4.05%, 09/11/28	205	232,134
4.15%, 03/07/39	590	678,276
4.29%, 07/26/38	276	322,603
Mizuho Bank Ltd.
2.95%, 10/17/22(b)	200	207,400
3.60%, 09/25/24(b)	350	381,822
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23)(a)	200	200,580
1.23%, 05/22/27 (Call 05/22/26)(a)	975	957,177
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(a)	760	768,307
1.98%, 09/08/31 (Call 09/08/30)(a)	113	108,213
2.20%, 07/10/31 (Call 07/10/30)(a)	1,030	1,004,446
2.56%, 09/13/25 (Call 09/13/24)(a)	400	419,204
2.59%, 05/25/31 (Call 05/25/30)(a)	35	35,341
2.60%, 09/11/22	35	36,050
2.72%, 07/16/23 (Call 07/16/22)(a)	361	371,083
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(a)	773	818,244
2.84%, 09/13/26	225	240,719
2.87%, 09/13/30 (Call 09/13/29)(a)	210	217,079
3.15%, 07/16/30 (Call 07/16/29)(a)	635	671,284
3.17%, 09/11/27	255	277,142
3.48%, 04/12/26(b)	260	284,008
3.55%, 03/05/23	505	534,250
3.66%, 02/28/27	515	570,213
3.92%, 09/11/24 (Call 09/11/23)(a)	485	520,808
4.25%, 09/11/29 (Call 09/11/28)(a)	320	363,034
4.35%, 10/20/25(b)	250	277,318
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(a)	1,750	1,748,372
0.56%, 11/10/23 (Call 11/10/22), (SOFR + 0.466%)(a)	1,300	1,300,949
0.99%, 12/10/26 (Call 12/10/25)(a)	1,315	1,290,409
1.59%, 05/04/27 (Call 04/04/27), (SOFR + 0.879%)(a)	310	311,339
1.79%, 02/13/32 (Call 02/13/31)(a)	960	900,806
1.93%, 04/28/32 (Call 01/28/32)(a)	2,590	2,456,589
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(a)	1,700	1,767,813
2.70%, 01/22/31 (Call 01/22/30)(a)	700	715,428
2.72%, 07/22/25 (Call 07/22/24)(a)	544	574,916
2.75%, 05/19/22	1,625	1,666,876
2.80%, 01/25/52 (Call 07/25/51)(a)	1,456	1,344,004
3.13%, 01/23/23	1,680	1,758,389
3.13%, 07/27/26	551	597,306
3.22%, 04/22/42 (Call 04/22/41)(a)	195	197,711
3.59%, 07/22/28 (Call 07/22/27)(a)	786	865,111
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(a)	1,236	1,353,840
3.63%, 01/20/27	437	484,650
3.70%, 10/23/24	810	886,189
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(a)	801	850,157
3.75%, 02/25/23	1,380	1,462,386
3.77%, 01/24/29 (Call 01/24/28)(a)	1,422	1,571,040

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.88%, 01/27/26	$1,014	$1,130,752
3.95%, 04/23/27	587	656,137
3.97%, 07/22/38 (Call 07/22/37)(a)	249	282,134
4.00%, 07/23/25	931	1,038,326
4.10%, 05/22/23	292	312,314
4.30%, 01/27/45	770	911,541
4.35%, 09/08/26	1,085	1,230,140
4.38%, 01/22/47	669	805,095
4.43%, 01/23/30 (Call 01/23/29)(a)	458	528,225
4.46%, 04/22/39 (Call 04/22/38)(a)	240	285,269
4.88%, 11/01/22	1,538	1,637,509
5.00%, 11/24/25	198	228,480
5.60%, 03/24/51 (Call 03/24/50)(a)	1,181	1,656,258
6.25%, 08/09/26	585	722,083
6.38%, 07/24/42	717	1,067,290
7.25%, 04/01/32	515	738,319
Series F, 3.88%, 04/29/24	719	784,918
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(a)	392	391,596
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/20/25)	230	245,693
3.50%, 06/18/22	75	77,677
MUFG Union Bank N.A., 2.10%, 12/09/22 (Call 11/09/22)	140	143,765
Nanyang Commercial Bank Ltd., 3.80%, 11/20/29 (Call 11/20/24)(a)(e)	250	259,128
National Australia Bank Ltd.
2.33%, 08/21/30(b)	520	495,576
3.50%, 01/10/27(b)	250	278,083
3.93%, 08/02/34 (Call 08/02/29)(a)(b)	420	446,548
National Australia Bank Ltd./New York
1.88%, 12/13/22	245	251,191
2.50%, 05/22/22	475	486,101
2.50%, 07/12/26	535	568,817
2.88%, 04/12/23	710	745,046
3.38%, 01/14/26	260	286,668
3.63%, 06/20/23	550	588,170
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(a)	400	398,684
0.90%, 08/15/23 (Call 08/15/22)(a)	300	301,593
2.10%, 02/01/23	1,242	1,277,472
2.15%, 10/07/22(b)	285	292,005
National Bank of Oman SAOG, 5.63%, 09/25/23(e)	200	210,084
National Securities Clearing Corp.
1.20%, 04/23/23(b)	745	758,112
1.50%, 04/23/25 (Call 03/23/25)(b)	840	855,943
Natwest Group PLC
2.36%, 05/22/24 (Call 05/22/23)(a)	1,510	1,558,939
3.07%, 05/22/28 (Call 05/22/27)(a)	639	669,372
3.50%, 05/15/23 (Call 05/15/22)(a)	945	973,482
3.75%, 11/01/29 (Call 11/01/24)(a)	410	436,617
3.88%, 09/12/23	985	1,057,220
4.27%, 03/22/25 (Call 03/22/24)(a)	840	916,112
4.45%, 05/08/30 (Call 05/08/29)(a)	1,500	1,689,645
4.80%, 04/05/26	1,476	1,689,518
4.89%, 05/18/29 (Call 05/18/28)(a)	380	437,114
5.08%, 01/27/30 (Call 01/27/29)(a)	160	186,661
5.13%, 05/28/24	695	776,141
6.00%, 12/19/23	319	359,481
6.10%, 06/10/23	25	27,560

Security	Par (000)	Value

Banks (continued)
NatWest Markets PLC
2.38%, 05/21/23(b)	$235	$244,001
3.63%, 09/29/22(b)	400	417,624
NBK SPC Ltd., 2.75%, 05/30/22(e)	200	204,544
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 11/27/25)(a)(e)(g)	200	208,818
NCB Tier 1 Sukuk Ltd., 3.50%, (Call 07/26/26)(a)(e)(g)	600	602,880
Nederlandse Waterschapsbank NV
1.75%, 01/15/25(b)	1,000	1,040,590
2.38%, 03/24/26(b)	200	213,626
NongHyup Bank
1.25%, 07/20/25(e)	400	399,828
2.88%, 07/17/22(e)	200	205,500
Nordea Bank Abp
0.75%, 08/28/25(b)	700	689,780
1.00%, 06/09/23(b)	400	404,916
3.75%, 08/30/23(b)	450	482,652
4.25%, 09/21/22(b)	675	709,047
4.63%, 09/13/33 (Call 09/13/28)(a)(b)	440	488,312
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	185	182,349
2.38%, 08/02/22	60	61,634
3.15%, 05/03/29 (Call 02/03/29)	710	768,383
3.38%, 05/08/32 (Call 05/08/27)(a)	111	119,590
3.65%, 08/03/28 (Call 05/03/28)	386	432,498
3.95%, 10/30/25	200	226,374
NRW Bank
0.38%, 02/10/25(e)	400	395,476
1.88%, 07/31/24(e)	445	464,317
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	350	343,098
0.50%, 02/02/26	50	49,043
1.50%, 02/12/25	1,114	1,148,623
2.88%, 03/13/23	1,030	1,080,151
3.13%, 11/07/23	830	887,303
Oversea-Chinese Banking Corp. Ltd., 4.25%, 06/19/24(b)	56	61,173
People’s United Bank N.A., 4.00%, 07/15/24 (Call 04/16/24)	250	268,190
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)	609	629,280
2.70%, 10/22/29	330	340,689
2.95%, 02/23/25 (Call 01/23/25)	545	585,979
3.10%, 10/25/27 (Call 09/25/27)	590	643,590
3.25%, 01/22/28 (Call 12/23/27)	676	738,415
3.30%, 10/30/24 (Call 09/30/24)	305	332,917
3.50%, 06/08/23 (Call 05/08/23)	200	212,502
3.80%, 07/25/23 (Call 06/25/23)	665	712,295
4.05%, 07/26/28	530	602,239
4.20%, 11/01/25 (Call 10/01/25)	120	136,021
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	310	327,472
2.31%, 04/23/32 (Call 04/23/31)(a)	500	497,760
2.55%, 01/22/30 (Call 10/24/29)	835	859,173
2.60%, 07/23/26 (Call 05/24/26)	550	585,106
2.85%, 11/09/22(c)	35	36,337
3.15%, 05/19/27 (Call 04/19/27)	420	458,749
3.45%, 04/23/29 (Call 01/23/29)	680	750,672
3.50%, 01/23/24 (Call 12/24/23)	894	963,276
3.90%, 04/29/24 (Call 03/29/24)	145	158,472

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Powszechna Kasa Oszczednosci Bank Polski SA Via PKO Finance AB, 4.63%, 09/26/22(b)	$184	$193,285
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 05/24/21)(b)	45	45,245
QIB Sukuk Ltd.
1.54%, 02/07/25, (3 mo. LIBOR US + 1.350%)(a)(e)	200	201,784
1.95%, 10/27/25(e)	600	604,056
3.98%, 03/26/24(e)	600	646,002
QNB Finance Ltd.
1.38%, 01/26/26(e)	400	393,176
1.63%, 09/22/25(e)	400	401,256
2.63%, 05/12/25(e)	1,000	1,041,590
2.75%, 02/12/27(e)	200	208,252
3.50%, 03/28/24(e)	200	213,606
QNB Finansbank AS, 4.88%, 05/19/22(e)	200	202,740
Regions Bank/Birmingham AL, 6.45%, 06/26/37	35	47,901
Regions Financial Corp.
2.25%, 05/18/25 (Call 04/18/25)	70	73,064
3.80%, 08/14/23 (Call 07/14/23)	883	946,382
7.38%, 12/10/37	165	245,848
Riyad Bank, 3.17%, 02/25/30 (Call 02/25/25)(a)(e)	400	409,356
Royal Bank of Canada
0.43%, 01/19/24	600	598,290
0.50%, 10/26/23	485	486,019
1.15%, 06/10/25	385	386,910
1.20%, 04/27/26	1,000	997,290
1.60%, 04/17/23	352	360,775
1.95%, 01/17/23	543	558,237
2.25%, 11/01/24	927	973,202
2.55%, 07/16/24	380	402,336
3.70%, 10/05/23	1,484	1,600,568
4.65%, 01/27/26	335	384,536
Samba Funding Ltd.
2.75%, 10/02/24(e)	200	209,058
2.90%, 01/29/27(e)	400	418,852
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	416	443,161
3.40%, 01/18/23 (Call 12/19/22)	514	535,866
3.45%, 06/02/25 (Call 05/02/25)	330	354,215
3.50%, 06/07/24 (Call 05/07/24)	327	350,436
4.40%, 07/13/27 (Call 04/14/27)	920	1,025,496
4.50%, 07/17/25 (Call 04/17/25)	452	502,375
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(a)	1,775	1,770,811
3.57%, 01/10/23 (Call 01/10/22)	1,222	1,246,965
4.75%, 09/15/25(b)	165	183,671
4.80%, 11/15/24 (Call 11/15/23)(a)	105	115,385
5.63%, 09/15/45(b)	149	188,324
Santander UK PLC
2.88%, 06/18/24	555	591,336
4.00%, 03/13/24	915	1,003,682
Sberbank of Russia Via SB Capital SA, 5.13%, 10/29/22(e)	600	627,606
Shinhan Bank Co. Ltd.
3.88%, 03/24/26(e)	400	438,500
4.00%, 04/23/29(e)	200	219,694
Shinhan Financial Group Co. Ltd., 5.88%, (Call 08/13/23)(a)(e)(g)	200	216,440
Siam Commercial Bank PCL/Cayman Islands, 2.75%, 05/16/23(e)	400	415,468

Security	Par (000)	Value

Banks (continued)
SIB Sukuk Co. III Ltd.
2.85%, 06/23/25(e)	$600	$625,698
4.23%, 04/18/23(e)	200	212,274
Skandinaviska Enskilda Banken AB, 0.55%, 09/01/23(b)	200	200,076
Societe Generale SA
1.38%, 07/08/25(b)	200	200,388
1.49%, 12/14/26 (Call 12/14/25)(a)(b)	350	345,856
2.63%, 10/16/24(b)	1,455	1,522,541
2.63%, 01/22/25(b)	840	875,717
3.00%, 01/22/30(b)	325	330,740
3.65%, 07/08/35 (Call 07/08/30)(a)(b)	200	202,208
3.88%, 03/28/24(b)	800	863,704
4.00%, 01/12/27(b)	300	331,011
4.25%, 09/14/23(b)	603	651,246
4.25%, 04/14/25(b)	215	233,262
4.25%, 08/19/26(b)	200	218,896
4.75%, 11/24/25(b)	430	478,083
4.75%, 09/14/28(b)	205	235,375
5.00%, 01/17/24(b)	930	1,016,174
5.63%, 11/24/45(b)	45	55,680
Standard Chartered PLC
1.21%, 03/23/25 (Call 03/23/24)(a)(b)	200	200,960
1.32%, 10/14/23 (Call 10/14/22)(a)(b)	1,200	1,210,848
2.82%, 01/30/26 (Call 01/30/25)(a)(b)	820	857,269
3.20%, 04/17/25(b)	315	335,365
3.27%, 02/18/36 (Call 11/18/30)(a)(b)	450	444,033
3.52%, 02/12/30 (Call 02/12/25)(a)(e)	200	207,606
3.79%, 05/21/25 (Call 05/21/24)(a)(b)	225	242,199
3.89%, 03/15/24 (Call 03/15/23)(a)(b)	465	490,919
3.95%, 01/11/23(b)	325	340,158
4.05%, 04/12/26(b)	550	606,567
4.30%, 02/19/27(b)	724	790,977
4.31%, 05/21/30 (Call 05/21/29)(a)(b)(d)	275	308,437
4.64%, 04/01/31 (Call 04/01/30)(a)(b)	560	639,895
4.87%, 03/15/33 (Call 03/15/28)(a)(b)	493	537,030
5.20%, 01/26/24(b)	200	219,768
5.30%, 01/09/43(b)	255	303,192
5.70%, 03/26/44(b)	930	1,166,536
State Bank of India/London
1.80%, 07/13/26(e)	600	591,780
4.38%, 01/24/24(e)	740	798,371
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24)(a)	35	36,833
2.40%, 01/24/30	549	562,330
2.65%, 05/15/23 (Call 05/15/22)(a)	354	362,446
2.65%, 05/19/26	1,010	1,084,195
2.90%, 03/30/26 (Call 10/30/25)(a)	230	246,123
3.03%, 11/01/34 (Call 11/01/29)(a)	634	661,579
3.10%, 05/15/23	580	612,463
3.15%, 03/30/31 (Call 03/30/30)(a)	393	422,168
3.30%, 12/16/24	435	475,938
3.55%, 08/18/25	180	199,672
3.70%, 11/20/23	557	604,323
3.78%, 12/03/24 (Call 12/03/23)(a)	310	336,006
4.14%, 12/03/29 (Call 12/03/28)(a)	125	143,369
Sumitomo Mitsui Banking Corp.
3.20%, 07/18/22	75	77,577
3.40%, 07/11/24	174	187,899
3.65%, 07/23/25	250	274,868

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.95%, 07/19/23	$925	$994,421
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	380	383,181
1.71%, 01/12/31	400	378,852
2.13%, 07/08/30	529	520,393
2.14%, 09/23/30	409	387,478
2.35%, 01/15/25	665	692,445
2.45%, 09/27/24	1,085	1,140,042
2.63%, 07/14/26	357	376,635
2.70%, 07/16/24	1,575	1,663,531
2.72%, 09/27/29	215	221,091
2.75%, 01/15/30	955	984,099
2.78%, 07/12/22	299	307,587
2.78%, 10/18/22	432	447,077
3.01%, 10/19/26	165	177,451
3.04%, 07/16/29	525	552,290
3.10%, 01/17/23	690	721,871
3.20%, 09/17/29	425	440,364
3.35%, 10/18/27	285	310,527
3.36%, 07/12/27	305	333,209
3.45%, 01/11/27	235	257,866
3.54%, 01/17/28	1,330	1,451,775
3.75%, 07/19/23	908	972,050
3.78%, 03/09/26	330	365,739
3.94%, 10/16/23	550	595,435
3.94%, 07/19/28	365	408,223
4.31%, 10/16/28	75	85,750
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/12/23(b)	1,310	1,315,882
1.05%, 09/12/25(b)	660	653,222
Suncorp-Metway Ltd., 3.30%, 04/15/24(b)	186	199,917
SVB Financial Group
1.80%, 02/02/31 (Call 11/02/30)	765	712,720
3.13%, 06/05/30 (Call 03/05/30)	321	337,105
3.50%, 01/29/25	78	84,527
Svenska Handelsbanken AB
0.63%, 06/30/23(b)	512	513,997
3.90%, 11/20/23	555	602,896
Swedbank AB, 1.30%, 06/02/23(b)	200	203,372
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	375	384,701
Synovus Financial Corp.
3.13%, 11/01/22 (Call 10/01/22)	218	225,163
5.90%, 02/07/29 (Call 02/07/24)(a)	75	80,516
TC Ziraat Bankasi AS
5.13%, 09/29/23(e)	200	202,492
5.38%, 03/02/26(b)	600	578,340
5.38%, 03/02/26(e)	200	192,780
Toronto-Dominion Bank(The)
0.25%, 01/06/23	25	24,981
0.45%, 09/11/23	595	595,625
0.55%, 03/04/24	600	599,892
0.75%, 06/12/23	125	125,966
0.75%, 01/06/26	1,075	1,057,348
1.15%, 06/12/25	140	140,809
1.90%, 12/01/22	610	625,567
2.65%, 06/12/24	976	1,036,610
3.25%, 03/11/24	841	904,941
3.50%, 07/19/23	770	824,547
3.63%, 09/15/31 (Call 09/15/26)(a)	832	919,110

Security	Par (000)	Value

Banks (continued)
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	$225	$228,866
1.50%, 03/10/25 (Call 02/10/25)	462	472,187
2.15%, 12/06/24 (Call 11/06/24)	500	524,310
2.25%, 03/11/30 (Call 12/11/29)	1,017	1,003,464
2.45%, 08/01/22 (Call 07/01/22)	273	279,904
2.64%, 09/17/29 (Call 09/17/24)(a)	405	425,772
2.75%, 05/01/23 (Call 04/01/23)	300	313,854
2.80%, 05/17/22 (Call 04/17/22)	782	801,034
3.00%, 02/02/23 (Call 01/02/23)	150	156,714
3.20%, 04/01/24 (Call 03/01/24)	206	221,193
3.30%, 05/15/26 (Call 04/15/26)	305	333,072
3.63%, 09/16/25 (Call 08/16/25)	251	276,010
3.69%, 08/02/24 (Call 08/02/23)(a)	140	149,696
3.80%, 10/30/26 (Call 09/30/26)	450	501,822
4.05%, 11/03/25 (Call 09/03/25)	475	533,762
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	1,564	1,515,970
1.20%, 08/05/25 (Call 07/03/25)	185	186,219
2.20%, 03/16/23 (Call 02/13/23)	360	371,851
2.50%, 08/01/24 (Call 07/01/24)	968	1,022,450
2.85%, 10/26/24 (Call 09/26/24)	369	396,088
3.05%, 06/20/22 (Call 05/20/22)	612	629,919
3.70%, 06/05/25 (Call 05/05/25)	235	259,177
3.75%, 12/06/23 (Call 11/06/23)	820	886,904
3.88%, 03/19/29 (Call 02/19/29)	150	167,622
4.00%, 05/01/25 (Call 03/01/25)	569	633,303
Turkiye Garanti Bankasi AS
5.25%, 09/13/22(e)	200	204,994
5.88%, 03/16/23(e)	200	207,228
6.13%, 05/24/27 (Call 05/24/22)(a)(e)	200	199,074
Turkiye Is Bankasi AS
6.00%, 10/24/22(e)	200	201,788
6.13%, 04/25/24(e)	200	203,800
7.00%, 06/29/28 (Call 06/29/23)(a)(e)	400	401,332
7.75%, 01/22/30 (Call 01/22/25)(a)(e)	600	606,708
Turkiye Vakiflar Bankasi TAO
5.25%, 02/05/25(e)	200	195,162
5.75%, 01/30/23(e)	600	607,140
6.50%, 01/08/26(e)	200	200,490
8.13%, 03/28/24(e)	400	425,072
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	895	839,734
1.45%, 05/12/25 (Call 04/12/25)	790	806,653
2.40%, 07/30/24 (Call 06/30/24)	661	699,074
2.95%, 07/15/22 (Call 06/15/22)	751	773,215
3.00%, 07/30/29 (Call 04/30/29)	250	265,398
3.10%, 04/27/26 (Call 03/27/26)	495	537,377
3.38%, 02/05/24 (Call 01/05/24)	506	545,751
3.60%, 09/11/24 (Call 08/11/24)	367	402,269
3.70%, 01/30/24 (Call 12/29/23)	325	352,463
3.90%, 04/26/28 (Call 03/26/28)	329	372,537
3.95%, 11/17/25 (Call 10/17/25)	671	755,593
Series V, 2.38%, 07/22/26 (Call 06/22/26)	1,122	1,184,563
Series X, 3.15%, 04/27/27 (Call 03/27/27)	530	578,882
U.S. Bank N.A./Cincinnati OH
1.95%, 01/09/23 (Call 12/09/22)	350	359,478
2.05%, 01/21/25 (Call 12/21/24)	75	78,263
2.80%, 01/27/25 (Call 12/27/24)	741	793,426
2.85%, 01/23/23 (Call 12/23/22)	25	26,057

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.40%, 07/24/23 (Call 06/23/23)	$740	$788,766
UBS AG/London
0.45%, 02/09/24(b)	300	298,374
4.50%, 06/26/48(b)	490	609,148
UBS Group AG
1.01%, 07/30/24 (Call 07/30/23)(a)(b)	3,650	3,671,900
1.36%, 01/30/27 (Call 01/30/26)(a)(b)	1,985	1,964,554
2.10%, 02/11/32 (Call 02/11/31)(a)(b)	100	95,397
2.86%, 08/15/23 (Call 08/15/22)(a)(b)	675	694,636
3.13%, 08/13/30 (Call 08/13/29)(a)(b)	315	331,446
3.49%, 05/23/23 (Call 05/23/22)(b)	238	245,357
4.13%, 09/24/25(b)	740	826,321
4.13%, 04/15/26(b)	653	731,686
4.25%, 03/23/28 (Call 03/23/27)(b)	450	509,094
UniCredit SpA
2.57%, 09/22/26 (Call 09/22/25)(a)(b)	506	510,028
5.46%, 06/30/35 (Call 06/30/30)(a)(b)	600	645,912
5.86%, 06/19/32 (Call 06/19/27)(a)(b)	400	444,072
7.30%, 04/02/34 (Call 04/02/29)(a)(b)	600	711,750
Union Bank of the Philippines, 2.13%, 10/22/25(e)	400	407,612
United Bank for Africa PLC, 7.75%, 06/08/22(e)	200	206,878
United Overseas Bank Ltd., 1.75%, 03/16/31 (Call 03/16/26)(a)(e)	400	395,348
Vnesheconombank Via VEB Finance PLC
6.03%, 07/05/22(e)	600	630,792
6.80%, 11/22/25(e)	600	705,480
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22(e)	400	423,468
Wachovia Corp.
5.50%, 08/01/35	1,217	1,534,028
7.57%, 08/01/26(c)	125	159,620
Warba Sukuk Ltd., 2.98%, 09/24/24(e)	200	211,250
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	153	165,734
Wells Fargo & Co.
1.65%, 06/02/24 (Call 06/02/23)(a)	1,645	1,682,309
2.16%, 02/11/26 (Call 02/11/25)(a)	1,084	1,123,501
2.19%, 04/30/26 (Call 04/29/25)(a)	785	813,998
2.39%, 06/02/28 (Call 06/02/27)(a)	1,193	1,229,136
2.41%, 10/30/25 (Call 10/30/24)(a)	2,105	2,203,030
2.57%, 02/11/31 (Call 02/11/30)(a)	2,180	2,204,220
2.88%, 10/30/30 (Call 10/30/29)(a)	1,059	1,098,967
3.00%, 02/19/25	718	770,845
3.00%, 04/22/26	1,875	2,023,106
3.00%, 10/23/26	827	891,721
3.07%, 04/30/41 (Call 04/29/40)(a)	755	746,967
3.20%, 06/17/27 (Call 06/17/26)(a)	990	1,068,002
3.30%, 09/09/24	1,448	1,568,155
3.55%, 09/29/25	691	760,107
3.58%, 05/22/28 (Call 05/22/27)(a)	1,240	1,360,156
3.75%, 01/24/24 (Call 12/24/23)	896	969,606
3.90%, 05/01/45	704	786,199
4.10%, 06/03/26	640	719,552
4.13%, 08/15/23	440	475,389
4.15%, 01/24/29 (Call 10/24/28)	1,055	1,199,218
4.30%, 07/22/27	1,694	1,921,403
4.40%, 06/14/46	902	1,026,214
4.48%, 04/04/31 (Call 04/04/30)(a)	950	1,099,720
4.65%, 11/04/44	1,401	1,640,767
4.75%, 12/07/46	1,782	2,123,360

Security	Par (000)	Value

Banks (continued)
4.90%, 11/17/45	$902	$1,100,178
5.01%, 04/04/51 (Call 04/04/50)(a)	1,745	2,264,207
5.38%, 02/07/35	275	360,748
5.38%, 11/02/43	430	547,854
5.61%, 01/15/44	1,183	1,540,503
Series B, 7.95%, 11/15/29	30	40,930
Series M, 3.45%, 02/13/23	507	534,550
Wells Fargo Bank N.A.
3.55%, 08/14/23 (Call 07/14/23)	670	716,960
5.95%, 08/26/36	25	33,151
6.60%, 01/15/38	80	114,595
Westpac Banking Corp.
2.00%, 01/13/23	275	282,964
2.35%, 02/19/25	270	284,086
2.50%, 06/28/22	142	145,710
2.65%, 01/16/30	637	672,634
2.67%, 11/15/35 (Call 11/15/30)(a)	450	432,387
2.70%, 08/19/26	709	758,970
2.75%, 01/11/23	516	537,662
2.85%, 05/13/26	674	725,514
2.89%, 02/04/30 (Call 02/04/25)(a)	345	356,765
2.96%, 11/16/40	1,201	1,132,567
3.30%, 02/26/24	604	651,499
3.35%, 03/08/27	319	352,926
3.40%, 01/25/28	276	305,270
3.65%, 05/15/23	462	492,945
4.11%, 07/24/34 (Call 07/24/29)(a)	815	877,445
4.32%, 11/23/31 (Call 11/23/26)(a)	225	249,734
4.42%, 07/24/39	364	417,697
Woori Bank
4.25%, (Call 10/04/24)(a)(e)(g)	400	416,048
4.75%, 04/30/24(e)	250	276,123
5.13%, 08/06/28(e)	200	232,176
Yapi ve Kredi Bankasi AS
5.50%, 12/06/22(e)	200	201,112
5.85%, 06/21/24(e)	200	202,030
6.10%, 03/16/23(e)	200	204,928
7.88%, 01/22/31 (Call 01/22/26)(a)(b)	400	405,036
7.88%, 01/22/31 (Call 01/22/26)(a)(e)	200	202,518
8.25%, 10/15/24(e)	200	215,022
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	270	278,848

		824,131,622

Beverages — 0.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	1,374	1,521,045
4.70%, 02/01/36 (Call 08/01/35)	1,288	1,523,459
4.90%, 02/01/46 (Call 08/01/45)	2,104	2,513,459
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26 (Call 11/01/25)	472	521,362
4.00%, 01/17/43	950	1,027,225
4.63%, 02/01/44	852	983,217
4.70%, 02/01/36 (Call 08/01/35)	675	800,834
4.90%, 02/01/46 (Call 08/01/45)	535	633,766
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	315	343,400
3.75%, 07/15/42	588	613,296
4.00%, 04/13/28 (Call 01/13/28)	1,155	1,298,359
4.15%, 01/23/25 (Call 12/23/24)	794	885,651
4.35%, 06/01/40 (Call 12/01/39)	533	604,571

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.38%, 04/15/38 (Call 10/15/37)	$980	$1,116,318
4.44%, 10/06/48 (Call 04/06/48)	1,005	1,135,720
4.50%, 06/01/50 (Call 12/01/49)	1,361	1,564,701
4.60%, 04/15/48 (Call 10/15/47)	1,776	2,041,032
4.60%, 06/01/60 (Call 12/01/59)	698	799,789
4.75%, 01/23/29 (Call 10/23/28)	1,567	1,839,063
4.75%, 04/15/58 (Call 10/15/57)	315	368,591
4.90%, 01/23/31 (Call 10/23/30)	928	1,117,210
4.95%, 01/15/42	766	925,152
5.45%, 01/23/39 (Call 07/23/38)	650	820,592
5.55%, 01/23/49 (Call 07/23/48)	929	1,200,844
5.80%, 01/23/59 (Call 07/23/58)	629	857,585
5.88%, 06/15/35	10	12,916
8.00%, 11/15/39	340	540,107
8.20%, 01/15/39	620	993,215
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(b)	475	496,660
4.70%, 05/15/28 (Call 02/15/28)(b)	100	115,077
5.15%, 05/15/38 (Call 11/15/37)(b)	100	119,123
5.15%, 05/15/38 (Call 11/15/37)(e)	50	59,562
5.30%, 05/15/48 (Call 11/15/47)(b)	100	124,711
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	135	137,874
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	25	27,157
4.00%, 04/15/38 (Call 10/15/37)	70	80,214
4.50%, 07/15/45 (Call 01/15/45)	81	101,063
Coca-Cola Co. (The)
1.00%, 03/15/28	760	728,741
1.38%, 03/15/31	425	394,587
1.45%, 06/01/27	489	490,746
1.50%, 03/05/28	250	247,240
1.65%, 06/01/30	165	158,395
1.75%, 09/06/24	372	387,870
2.00%, 03/05/31	157	154,475
2.13%, 09/06/29	824	831,927
2.25%, 09/01/26	311	329,352
2.25%, 01/05/32	500	499,860
2.50%, 06/01/40	385	365,276
2.50%, 03/15/51	605	540,059
2.55%, 06/01/26	1,310	1,408,276
2.60%, 06/01/50	548	498,335
2.75%, 06/01/60	405	371,826
2.88%, 10/27/25	615	668,173
2.88%, 05/05/41	500	497,955
2.90%, 05/25/27	179	194,122
2.95%, 03/25/25	306	331,037
3.00%, 03/05/51	350	342,846
3.38%, 03/25/27	105	116,870
3.45%, 03/25/30	674	746,502
4.20%, 03/25/50	30	35,854
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	50	55,291
Coca-Cola European Partners PLC, 1.50%, 01/15/27 (Call 12/15/26)(b)	200	199,498
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	900	837,522
2.75%, 01/22/30 (Call 10/22/29)	566	579,295
5.25%, 11/26/43	150	189,828
Coca-Cola Icecek AS, 4.22%, 09/19/24 (Call 06/19/24)(e)	800	836,232

Security	Par (000)	Value

Beverages (continued)
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	$519	$535,136
2.70%, 05/09/22 (Call 04/09/22)	803	819,478
2.88%, 05/01/30 (Call 02/01/30)	500	515,755
3.15%, 08/01/29 (Call 05/01/29)	726	765,611
3.20%, 02/15/23 (Call 01/15/23)	150	156,891
3.50%, 05/09/27 (Call 02/09/27)	171	187,590
3.60%, 02/15/28 (Call 11/15/27)	191	209,269
3.70%, 12/06/26 (Call 09/06/26)	113	125,281
3.75%, 05/01/50 (Call 11/01/49)	130	137,292
4.10%, 02/15/48 (Call 08/15/47)	50	55,276
4.25%, 05/01/23	1,380	1,479,001
4.40%, 11/15/25 (Call 09/15/25)	336	380,409
4.50%, 05/09/47 (Call 11/09/46)	295	343,716
4.65%, 11/15/28 (Call 08/15/28)	115	133,306
4.75%, 11/15/24	655	740,517
4.75%, 12/01/25	150	173,028
5.25%, 11/15/48 (Call 05/15/48)	260	334,594
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	345	350,130
2.00%, 04/29/30 (Call 01/29/30)	840	825,913
2.13%, 04/29/32 (Call 01/29/32)	265	258,979
2.63%, 04/29/23 (Call 01/29/23)	356	370,664
3.50%, 09/18/23 (Call 08/18/23)	200	213,974
3.88%, 05/18/28 (Call 02/18/28)	200	225,458
3.88%, 04/29/43 (Call 10/29/42)	90	102,440
5.88%, 09/30/36	231	323,742
Diageo Investment Corp.
2.88%, 05/11/22	187	191,944
4.25%, 05/11/42	275	327,550
7.45%, 04/15/35	10	15,558
Embotelladora Andina SA, 3.95%, 01/21/50 (Call 07/21/49)(e)	350	369,341
Fomento Economico Mexicano SAB de CV
2.88%, 05/10/23	200	208,142
3.50%, 01/16/50 (Call 07/16/49)	535	543,362
4.38%, 05/10/43	355	411,651
Heineken NV
3.50%, 01/29/28 (Call 10/29/27)(b)	495	542,327
4.35%, 03/29/47 (Call 09/29/46)(b)	110	131,599
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 03/15/22)	405	405,130
2.25%, 03/15/31 (Call 12/15/30)	275	270,397
2.55%, 09/15/26 (Call 06/15/26)	166	175,504
3.13%, 12/15/23 (Call 10/15/23)	298	316,142
3.20%, 05/01/30 (Call 02/01/30)	900	959,535
3.35%, 03/15/51 (Call 09/15/50)	475	474,976
3.40%, 11/15/25 (Call 08/15/25)	210	229,511
3.43%, 06/15/27 (Call 03/15/27)	449	492,921
3.80%, 05/01/50 (Call 11/01/49)	370	394,250
4.06%, 05/25/23 (Call 04/25/23)	723	773,798
4.42%, 05/25/25 (Call 03/25/25)	807	908,327
4.42%, 12/15/46 (Call 06/15/46)	195	225,845
4.50%, 11/15/45 (Call 05/15/45)	195	229,361
4.60%, 05/25/28 (Call 02/25/28)	679	790,159
4.99%, 05/25/38 (Call 11/25/37)	140	173,186
5.09%, 05/25/48 (Call 11/25/47)	223	284,457
Metis Merger Sub LLC, 6.50%, 05/15/29	245	245,000
Molson Coors Beverage Co. 3.00%, 07/15/26 (Call 04/15/26)	646	693,391

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.20%, 07/15/46 (Call 01/15/46)	$596	$633,608
5.00%, 05/01/42	295	347,363
PepsiCo Inc.
0.40%, 10/07/23	85	85,230
0.75%, 05/01/23	480	484,843
1.40%, 02/25/31 (Call 11/25/30)	587	551,880
1.63%, 05/01/30 (Call 02/01/30)	495	476,690
2.25%, 05/02/22 (Call 04/02/22)	217	221,099
2.25%, 03/19/25 (Call 02/19/25)	957	1,009,673
2.38%, 10/06/26 (Call 07/06/26)	1,043	1,111,598
2.63%, 03/19/27 (Call 01/19/27)	165	177,198
2.63%, 07/29/29 (Call 04/29/29)	560	588,549
2.75%, 03/01/23	140	146,345
2.75%, 04/30/25 (Call 01/30/25)	70	75,244
2.75%, 03/19/30 (Call 12/19/29)	1,830	1,928,728
2.85%, 02/24/26 (Call 11/24/25)	60	65,026
2.88%, 10/15/49 (Call 04/15/49)	410	399,943
3.00%, 10/15/27 (Call 07/15/27)	467	511,220
3.10%, 07/17/22 (Call 05/17/22)	353	363,488
3.38%, 07/29/49 (Call 01/29/49)	529	559,280
3.45%, 10/06/46 (Call 04/06/46)	563	601,081
3.50%, 07/17/25 (Call 04/17/25)	205	225,873
3.50%, 03/19/40 (Call 09/19/39)	785	866,899
3.60%, 03/01/24 (Call 12/01/23)	748	809,732
3.63%, 03/19/50 (Call 09/19/49)	430	476,376
3.88%, 03/19/60 (Call 09/19/59)	525	607,136
4.00%, 03/05/42	315	368,537
4.00%, 05/02/47 (Call 11/02/46)	200	231,698
4.25%, 10/22/44 (Call 04/22/44)	332	397,424
4.45%, 04/14/46 (Call 10/14/45)	485	596,308
4.60%, 07/17/45 (Call 01/17/45)	5	6,268
7.00%, 03/01/29	55	75,052
Pernod Ricard International Finance LLC
1.25%, 04/01/28 (Call 02/01/28)(b)	400	380,072
1.63%, 04/01/31 (Call 01/01/30)(b)	450	416,889
2.75%, 10/01/50 (Call 04/01/50)(b)	200	180,578
Pernod Ricard SA
3.25%, 06/08/26 (Call 03/08/26)(b)	350	378,963
4.25%, 07/15/22(b)	5	5,217
Primo Water Holdings Inc.
4.38%, 04/30/29 (Call 04/30/24)(b)	350	349,006
5.50%, 04/01/25 (Call 04/01/22)(b)	175	179,813
Suntory Holdings Ltd.
2.25%, 10/16/24 (Call 09/16/24)(b)	225	234,387
2.55%, 06/28/22 (Call 05/28/22)(b)	255	260,505
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 04/01/24)	385	389,762

		81,223,305

Biotechnology — 0.3%
Advanz Pharma Corp. Ltd., 8.00%, 09/06/24 (Call 09/06/21)	116	118,220
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	40	41,408
2.20%, 02/21/27 (Call 12/21/26)	424	438,285
2.25%, 08/19/23 (Call 06/19/23)(d)	507	526,661
2.30%, 02/25/31 (Call 11/25/30)	353	350,225
2.45%, 02/21/30 (Call 11/21/29)	450	455,094
2.60%, 08/19/26 (Call 05/19/26)	644	681,564
2.65%, 05/11/22 (Call 04/11/22)	975	996,723
2.70%, 05/01/22 (Call 03/01/22)	22	22,431

Security	Par (000)	Value

Biotechnology (continued)
2.77%, 09/01/53 (Call 03/01/53)(b)	$598	$531,712
3.13%, 05/01/25 (Call 02/01/25)	619	667,022
3.15%, 02/21/40 (Call 08/21/39)	811	813,027
3.20%, 11/02/27 (Call 08/02/27)	75	81,568
3.38%, 02/21/50 (Call 08/21/49)	1,082	1,075,173
3.63%, 05/15/22 (Call 02/15/22)	533	546,730
3.63%, 05/22/24 (Call 02/22/24)	742	803,118
4.40%, 05/01/45 (Call 11/01/44)	847	982,156
4.56%, 06/15/48 (Call 12/15/47)	842	1,008,505
4.66%, 06/15/51 (Call 12/15/50)	1,218	1,479,297
4.95%, 10/01/41	418	522,358
5.15%, 11/15/41 (Call 05/15/41)	170	216,956
6.40%, 02/01/39	50	69,400
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	675	748,953
5.25%, 06/23/45 (Call 12/23/44)	390	497,535
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	1,169	1,137,379
3.15%, 05/01/50 (Call 11/01/49)	729	665,628
3.25%, 02/15/51 (Call 08/15/50)(b)	533	499,933
4.05%, 09/15/25 (Call 06/15/25)	588	654,162
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(b)	240	224,818
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 09/29/21)	542	542,694
1.20%, 10/01/27 (Call 08/01/27)	640	620,128
1.65%, 10/01/30 (Call 07/01/30)	815	760,770
2.50%, 09/01/23 (Call 07/01/23)	164	171,126
2.60%, 10/01/40 (Call 04/01/40)	208	191,364
2.80%, 10/01/50 (Call 04/01/50)	539	481,031
2.95%, 03/01/27 (Call 12/01/26)	627	672,439
3.25%, 09/01/22 (Call 07/01/22)	769	794,769
3.50%, 02/01/25 (Call 11/01/24)	565	614,850
3.65%, 03/01/26 (Call 12/01/25)	974	1,075,335
3.70%, 04/01/24 (Call 01/01/24)	1,145	1,237,459
4.00%, 09/01/36 (Call 03/01/36)	480	534,677
4.15%, 03/01/47 (Call 09/01/46)	934	1,040,513
4.50%, 02/01/45 (Call 08/01/44)	689	802,154
4.60%, 09/01/35 (Call 03/01/35)	560	663,824
4.75%, 03/01/46 (Call 09/01/45)	730	880,927
4.80%, 04/01/44 (Call 10/01/43)	841	1,017,745
5.65%, 12/01/41 (Call 06/01/41)	500	667,115
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	725	717,982
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	870	810,640
2.80%, 09/15/50 (Call 03/15/50)	685	596,779
Royalty Pharma PLC
0.75%, 09/02/23(b)	350	349,898
1.20%, 09/02/25 (Call 08/02/25)(b)	758	749,867
1.75%, 09/02/27 (Call 07/02/27)(b)	90	88,637
2.20%, 09/02/30 (Call 06/02/30)(b)	807	771,161
3.30%, 09/02/40 (Call 03/02/40)(b)	225	217,613
3.55%, 09/02/50 (Call 03/02/50)(b)	450	426,829

		34,354,367

Building Materials — 0.2%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	240	254,374
Boral Finance Pty Ltd., 3.75%, 05/01/28 (Call 02/01/28)(b)	25	26,507

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Builders FirstSource Inc.
5.00%, 03/01/30 (Call 03/01/25)(b)	$126	$134,005
6.75%, 06/01/27 (Call 06/01/22)(b)	240	258,185
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	504	525,934
2.49%, 02/15/27 (Call 12/15/26)	543	569,422
2.70%, 02/15/31 (Call 11/15/30)	45	45,530
2.72%, 02/15/30 (Call 11/15/29)	570	580,676
3.38%, 04/05/40 (Call 10/05/39)	783	789,961
3.58%, 04/05/50 (Call 10/05/49)	879	885,241
Cemex SAB de CV
3.88%, 07/11/31 (Call 07/11/26)(e)	400	395,816
5.20%, 09/17/30 (Call 09/17/25)(e)	1,000	1,087,990
5.45%, 11/19/29 (Call 11/19/24)(e)	400	438,836
Cogent Communications Group, 3.50%, 05/01/26(b)	120	120,000
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(b)	255	272,618
CP Atlas Buyer Inc., 7.00%, 12/01/28 (Call 12/01/23)(b)	235	243,876
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(b)	40	43,586
3.95%, 04/04/28 (Call 01/04/28)(b)	290	326,259
4.50%, 04/04/48 (Call 10/04/47)(b)	255	301,010
CRH America Inc., 3.88%, 05/18/25 (Call 02/18/25)(b)	350	384,132
Eagle Materials Inc., 4.50%, 08/01/26 (Call 08/01/21)	27	27,794
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25 (Call 07/15/22)(b)	100	107,976
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	385	408,154
4.00%, 09/21/23 (Call 08/21/23)	405	435,650
4.00%, 06/15/25 (Call 03/15/25)	180	198,988
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	455	485,581
InterCement Financial Operations BV, 5.75%, 07/17/24 (Call 07/17/21)(b)	200	190,036
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/23)(b)	200	212,462
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 12/15/21)(b)	200	204,038
4.88%, 12/15/27 (Call 12/15/22)(b)	150	156,744
6.25%, 05/15/25 (Call 05/15/22)(b)	85	90,855
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(c)	97	104,795
3.90%, 02/14/26 (Call 11/14/25)	97	107,783
4.50%, 02/15/47 (Call 08/15/46)	615	733,621
4.63%, 07/02/44 (Call 01/02/44)	515	615,482
4.95%, 07/02/64 (Call 01/02/64)(c)	40	50,240
5.13%, 09/14/45 (Call 03/14/45)	13	16,563
6.00%, 01/15/36	44	58,755
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)	685	647,715
Koppers Inc., 6.00%, 02/15/25 (Call 02/15/22)(b)	104	106,895
LafargeHolcim Finance U.S. LLC
3.50%, 09/22/26 (Call 06/22/26)(b)	5	5,483
4.75%, 09/22/46 (Call 03/22/46)(b)	5	5,895
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	525	524,365
3.00%, 11/15/23 (Call 09/15/23)	75	79,003
Louisiana-Pacific Corp., 3.63%, 03/15/29
(Call 03/15/24)(b)	150	150,804

Security	Par (000)	Value

Building Materials (continued)
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	$135	$148,063
3.50%, 12/15/27 (Call 09/15/27)	230	254,403
4.25%, 07/02/24 (Call 04/02/24)	100	109,760
4.25%, 12/15/47 (Call 06/15/47)	245	278,019
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	335	324,374
2.00%, 10/01/30 (Call 07/01/30)	200	192,470
2.00%, 02/15/31 (Call 11/15/30)	357	341,817
3.13%, 02/15/51 (Call 08/15/50)	210	200,300
3.50%, 11/15/27 (Call 08/15/27)	161	176,322
4.50%, 05/15/47 (Call 11/15/46)	55	64,420
Masonite International Corp.
5.38%, 02/01/28 (Call 02/01/23)(b)	225	238,579
5.75%, 09/15/26 (Call 09/15/21)(b)	80	83,100
Norbord Inc., 5.75%, 07/15/27 (Call 07/15/22)(b)	336	366,146
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	277	300,495
3.88%, 06/01/30 (Call 03/01/30)	435	480,353
3.95%, 08/15/29 (Call 05/15/29)	90	100,064
4.20%, 12/01/24 (Call 09/01/24)	205	225,976
4.30%, 07/15/47 (Call 01/15/47)	200	223,688
4.40%, 01/30/48 (Call 07/30/47)	155	175,393
7.00%, 12/01/36	27	37,512
Patrick Industries Inc.
4.75%, 05/01/29 (Call 05/01/24)(b)	55	55,131
7.50%, 10/15/27 (Call 10/15/22)(b)	50	54,503
PGT Innovations Inc., 6.75%, 08/01/26 (Call 08/01/21)(b)	170	179,987
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(b)	325	344,399
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(b)	415	388,942
4.38%, 07/15/30 (Call 07/15/25)(b)	415	416,120
4.75%, 01/15/28 (Call 01/15/23)(b)	405	417,559
5.00%, 02/15/27 (Call 02/15/22)(b)	370	381,566
Summit Materials LLC/Summit Materials Finance Corp.
5.13%, 06/01/25 (Call 06/01/21)(b)	125	126,875
5.25%, 01/15/29 (Call 07/15/23)(b)	275	290,040
6.50%, 03/15/27 (Call 03/15/22)(b)	135	142,846
U.S. Concrete Inc., 6.38%, 06/01/24 (Call 06/01/21)	159	162,156
Ultratech Cement Ltd., 2.80%, 02/16/31	200	187,216
UltraTech Cement Ltd., 2.80%, 02/16/31 (Call 08/16/30)(b)	400	374,432
US Concrete Inc., 5.13%, 03/01/29 (Call 03/01/23)(b)	165	170,509
Votorantim Cimentos International SA, 7.25%, 04/05/41(e)	200	261,314
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	220	239,323
3.90%, 04/01/27 (Call 01/01/27)	25	28,117
4.50%, 04/01/25 (Call 01/01/25)	76	85,219
4.50%, 06/15/47 (Call 12/15/46)	164	191,965
4.70%, 03/01/48 (Call 09/01/47)	80	96,412

		22,325,520

Chemicals — 0.7%
Air Liquide Finance SA
2.25%, 09/27/23 (Call 07/27/23)(b)	450	468,126
2.25%, 09/10/29 (Call 06/10/29)(b)	475	482,966
2.50%, 09/27/26 (Call 06/27/26)(b)	285	301,063

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	$135	$137,901
1.85%, 05/15/27 (Call 03/15/27)	471	480,924
2.05%, 05/15/30 (Call 02/15/30)	290	290,200
2.70%, 05/15/40 (Call 11/15/39)	361	351,210
2.80%, 05/15/50 (Call 11/15/49)	404	383,146
3.35%, 07/31/24 (Call 04/30/24)	185	200,259
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	161	177,169
5.45%, 12/01/44 (Call 06/01/44)	22	26,224
Alpek SAB de CV, 4.25%, 09/18/29 (Call 06/18/29)(e)	400	424,040
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)	123	127,969
6.88%, 05/15/43 (Call 02/15/43)	150	188,645
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(b)	350	339,780
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(b)	150	157,425
Blue Cube Spinco LLC, 10.00%, 10/15/25 (Call 10/15/21)	73	76,838
Bluestar Finance Holdings Ltd., 3.38%, 07/16/24(e)	400	413,148
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(e)	200	234,304
Braskem Finance Ltd., 6.45%, 02/03/24	450	501,241
Braskem Idesa SAPI, 7.45%, 11/15/29 (Call 11/15/24)(e)	200	202,368
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(e)	600	624,354
4.50%, 01/31/30(e)	400	407,956
5.88%, 01/31/50(e)	400	417,304
8.50%, 01/23/81 (Call 10/23/25)(a)(e)	200	230,976
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	440	467,337
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	636	683,630
4.63%, 11/15/22	63	66,718
CF Industries Inc.
3.45%, 06/01/23	325	338,721
4.50%, 12/01/26(b)	280	317,996
4.95%, 06/01/43	286	333,107
5.15%, 03/15/34	315	369,268
5.38%, 03/15/44	350	428,274
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)(d)	300	321,411
5.75%, 11/15/28 (Call 11/15/23)(b)	340	361,301
7.00%, 05/15/25 (Call 05/15/21)	125	128,620
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.30%, 05/01/23 (Call 04/01/23)(b)	30	31,575
3.70%, 06/01/28 (Call 03/01/28)(b)	100	110,266
5.13%, 04/01/25 (Call 03/01/25)(b)	100	114,558
CNAC HK Finbridge Co. Ltd.
2.00%, 09/22/25(e)	400	384,720
3.00%, 09/22/30(e)	800	736,736
3.35%, (Call 09/22/23)(a)(e)(g)	400	397,212
3.38%, 06/19/24(e)	400	409,836
3.50%, 07/19/22(e)	1,000	1,015,840
4.13%, 07/19/27(e)	400	412,840
4.63%, 03/14/23(e)	500	520,540
5.13%, 03/14/28(e)	950	1,015,103

Security	Par (000)	Value

Chemicals (continued)
Consolidated Energy Finance SA
6.50%, 05/15/26 (Call 05/15/21)(b)	$150	$148,872
6.88%, 06/15/25 (Call 06/15/21)(b)	150	150,450
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/15/21)(b)	205	196,661
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 06/15/21)(b)	81	81,463
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	155	149,834
3.50%, 10/01/24 (Call 07/01/24)	411	443,896
3.60%, 11/15/50 (Call 05/15/50)	230	235,283
3.63%, 05/15/26 (Call 03/15/26)	100	110,347
4.25%, 10/01/34 (Call 04/01/34)	465	526,078
4.38%, 11/15/42 (Call 05/15/42)	810	932,018
4.55%, 11/30/25 (Call 09/30/25)	185	210,426
4.63%, 10/01/44 (Call 04/01/44)	205	240,744
4.80%, 11/30/28 (Call 08/30/28)	295	347,430
4.80%, 05/15/49 (Call 11/15/48)	361	440,514
5.25%, 11/15/41 (Call 05/15/41)	310	392,268
5.55%, 11/30/48 (Call 05/30/48)	260	348,096
7.38%, 11/01/29	337	461,825
9.40%, 05/15/39	706	1,206,928
DuPont de Nemours Inc.
2.17%, 05/01/23	830	832,399
4.21%, 11/15/23 (Call 10/15/23)	1,166	1,265,775
4.49%, 11/15/25 (Call 09/25/25)	371	421,612
4.73%, 11/15/28 (Call 08/15/28)	1,550	1,815,406
5.32%, 11/15/38 (Call 05/15/38)	1,198	1,516,309
5.42%, 11/15/48 (Call 05/15/48)	534	704,277
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	463	477,760
3.80%, 03/15/25 (Call 12/15/24)	291	318,165
4.50%, 12/01/28 (Call 09/01/28)	248	285,862
4.65%, 10/15/44 (Call 04/15/44)	315	371,164
4.80%, 09/01/42 (Call 03/01/42)	155	185,380
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	475	436,743
2.13%, 08/15/50 (Call 02/15/50)	465	387,643
2.38%, 08/10/22 (Call 07/10/22)	507	519,386
2.70%, 11/01/26 (Call 08/01/26)	330	353,427
3.25%, 01/14/23 (Call 11/19/22)	215	224,097
3.25%, 12/01/27 (Call 09/01/27)	99	108,113
3.95%, 12/01/47 (Call 06/01/47)	190	218,914
4.80%, 03/24/30 (Call 12/24/29)	317	380,356
5.50%, 12/08/41	84	112,251
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	515	529,379
2.30%, 07/15/30 (Call 04/15/30)	415	418,648
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(b)	405	404,056
Equate Petrochemical BV, 4.25%, 11/03/26(e)	400	442,024
Equate Sukuk Spc Ltd., 3.94%, 02/21/24(e)	1,000	1,070,210
Eurochem Finance DAC, 5.50%, 03/13/24(e)	200	217,746
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	130	140,267
3.45%, 10/01/29 (Call 07/01/29)	271	291,097
4.50%, 10/01/49 (Call 04/01/49)	110	128,553
GC Treasury Center Co. Ltd., 2.98%, 03/18/31 (Call 12/18/30)(b)	1,800	1,794,294

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 04/15/22)(b)	$150	$154,058
GPD Companies Inc., 10.13%, 04/01/26 (Call 04/01/22)(b)	75	81,662
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)	125	129,173
4.25%, 10/15/28 (Call 10/15/23)	220	223,865
Herens Holdco Sarl, 4.75%, 05/15/28	200	200,000
Hexion Inc., 7.88%, 07/15/27 (Call 07/15/22)(b)	200	215,366
Huntsman International LLC
4.50%, 05/01/29 (Call 02/01/29)	554	622,053
5.13%, 11/15/22 (Call 08/15/22)	592	623,962
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(b)(e)	438	553,395
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 07/01/23)(b)	195	218,390
INEOS Group Holdings SA, 5.63%, 08/01/24 (Call 08/01/21)(b)	200	201,386
INEOS Quattro Finance 2 PLC, 3.38%, 01/15/26 (Call 01/15/23)(b)	210	209,994
Ingevity Corp.
3.88%, 11/01/28 (Call 11/01/23)(b)	335	333,760
4.50%, 02/01/26 (Call 02/01/22)(b)	50	51,061
Innophos Holdings Inc., 9.38%, 02/15/28 (Call 02/15/23)(b)	150	163,128
International Flavors & Fragrances Inc.
3.20%, 05/01/23 (Call 02/01/23)	48	50,183
4.38%, 06/01/47 (Call 12/01/46)	365	415,917
4.45%, 09/26/28 (Call 06/26/28)	85	97,076
5.00%, 09/26/48 (Call 03/26/48)	140	174,772
Iris Holdings Inc. (9.50% PIK),, 8.75%, 02/15/26 (Call 02/15/23)(f)	50	51,353
Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/25 (Call 12/15/22)(b)	275	279,133
LG Chem Ltd., 3.63%, 04/15/29(e)	200	217,428
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	442	408,748
2.00%, 08/10/50 (Call 02/10/50)	520	422,661
2.20%, 08/15/22 (Call 05/15/22)	610	622,047
2.65%, 02/05/25 (Call 11/05/24)	410	435,018
2.70%, 02/21/23 (Call 11/21/22)	75	77,635
3.20%, 01/30/26 (Call 10/30/25)	121	132,741
3.55%, 11/07/42 (Call 05/07/42)	181	199,703
Lubrizol Corp. (The), 6.50%, 10/01/34	120	171,671
LYB Finance Co. BV, 8.10%, 03/15/27(b)	75	99,713
LYB International Finance BV
4.00%, 07/15/23	490	526,035
4.88%, 03/15/44 (Call 09/15/43)	289	344,138
5.25%, 07/15/43	142	176,621
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	1,315	1,435,322
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	315	314,742
2.25%, 10/01/30 (Call 07/01/30)	270	263,755
3.38%, 10/01/40 (Call 04/01/40)	425	428,612
3.63%, 04/01/51 (Call 04/01/50)	28	28,053
3.80%, 10/01/60 (Call 04/01/60)	190	186,951
4.20%, 10/15/49 (Call 04/15/49)	220	240,634
4.20%, 05/01/50 (Call 11/01/49)	718	786,368

Security	Par (000)	Value

Chemicals (continued)
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	$410	$471,594
5.75%, 04/15/24 (Call 01/15/24)	615	694,888
MEGlobal Canada ULC
5.00%, 05/18/25(e)	400	447,992
5.88%, 05/18/30(e)	400	489,112
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	205	216,029
5.13%, 10/15/27 (Call 04/15/27)	335	353,948
5.25%, 12/15/29 (Call 09/15/29)	405	426,769
5.65%, 12/01/44 (Call 06/01/44)	125	127,176
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(b)	215	225,260
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	963	1,000,942
4.05%, 11/15/27 (Call 08/15/27)	675	752,348
4.25%, 11/15/23 (Call 08/15/23)	555	599,455
4.88%, 11/15/41 (Call 05/15/41)	180	204,604
5.45%, 11/15/33 (Call 05/15/33)	79	97,460
5.63%, 11/15/43 (Call 05/15/43)	225	288,342
NewMarket Corp.
2.70%, 03/18/31 (Call 12/18/30)	200	197,108
4.10%, 12/15/22	105	110,524
Nouryon Holding BV, 8.00%, 10/01/26 (Call 10/01/21)(b)	150	159,365
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%, 04/30/26 (Call 04/30/21)(b)	80	82,379
Nutrien Ltd.
1.90%, 05/13/23	125	128,288
2.95%, 05/13/30 (Call 02/13/30)	185	193,159
3.00%, 04/01/25 (Call 01/01/25)	197	209,980
3.15%, 10/01/22 (Call 07/01/22)	235	242,186
3.38%, 03/15/25 (Call 12/15/24)	90	97,335
3.63%, 03/15/24 (Call 12/15/23)	240	258,019
3.95%, 05/13/50 (Call 11/13/49)	230	254,996
4.00%, 12/15/26 (Call 09/15/26)	353	397,104
4.13%, 03/15/35 (Call 09/15/34)	148	165,307
4.20%, 04/01/29 (Call 01/01/29)	313	355,239
4.90%, 06/01/43 (Call 12/01/42)	84	102,027
5.00%, 04/01/49 (Call 10/01/48)	481	609,667
5.25%, 01/15/45 (Call 07/15/44)	365	465,802
5.63%, 12/01/40	60	78,529
5.88%, 12/01/36	240	319,126
6.13%, 01/15/41 (Call 07/15/40)	110	151,273
Nutrition & Biosciences Inc.
0.70%, 09/15/22(b)	335	335,633
1.23%, 10/01/25 (Call 09/01/25)(b)	1,190	1,181,967
1.83%, 10/15/27 (Call 08/15/27)(b)	617	609,849
2.30%, 11/01/30 (Call 08/01/30)(b)	1,050	1,021,083
3.47%, 12/01/50 (Call 06/01/50)(b)	345	339,804
OCI NV, 4.63%, 10/15/25 (Call 10/15/22)(b)	181	189,069
OCP SA
4.50%, 10/22/25(e)	400	427,036
5.63%, 04/25/24(e)	400	435,496
6.88%, 04/25/44(e)	200	241,422
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	245	258,068
5.13%, 09/15/27 (Call 03/15/22)	225	235,098
5.63%, 08/01/29 (Call 08/01/24)	330	357,340
9.50%, 06/01/25 (Call 03/01/25)(b)	200	250,770

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Orbia Advance Corp. SAB de CV
4.00%, 10/04/27 (Call 07/04/27)(e)	$200	$218,358
4.88%, 09/19/22(e)	600	631,194
5.50%, 01/15/48 (Call 07/15/47)(e)	600	683,400
5.88%, 09/17/44(d)(e)	200	235,408
Petkim Petrokimya Holding AS, 5.88%, 01/26/23 (Call 01/26/22)(e)	400	409,296
Phosagro OAO Via Phosagro Bond Funding DAC, 3.05%, 01/23/25 (Call 10/23/24)(e)	600	618,444
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	105	104,287
2.40%, 08/15/24 (Call 07/15/24)	367	385,332
2.80%, 08/15/29 (Call 05/15/29)	142	148,727
3.20%, 03/15/23 (Call 02/15/23)	160	167,339
3.75%, 03/15/28 (Call 12/15/27)	211	237,578
PQ Corp., 5.75%, 12/15/25 (Call 12/15/21)(b)	125	128,215
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 04/01/22)(b)	125	128,978
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 06/01/21)(b)	250	244,378
7.63%, 01/15/26 (Call 01/15/24)(b)	220	234,175
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	74	76,545
3.75%, 03/15/27 (Call 12/15/26)	270	296,773
4.25%, 01/15/48 (Call 07/15/47)	140	145,769
4.55%, 03/01/29 (Call 12/01/28)	100	113,113
5.25%, 06/01/45 (Call 12/01/44)	135	159,176
SABIC Capital I BV, 3.00%, 09/14/50 (Call 03/14/50)(e)	200	184,472
SABIC Capital II BV
4.00%, 10/10/23(e)	200	215,480
4.50%, 10/10/28(e)	400	457,676
Sasol Financing International Ltd., 4.50%, 11/14/22	600	614,388
Sasol Financing USA LLC
4.38%, 09/18/26 (Call 09/18/25)	200	203,976
5.50%, 03/18/31 (Call 03/18/30)	600	610,008
5.88%, 03/27/24 (Call 02/27/24)	675	720,576
6.50%, 09/27/28 (Call 06/27/28)	200	221,586
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(b)	415	414,066
6.63%, 05/01/29 (Call 05/01/24)(b)	305	300,529
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)	160	159,469
2.95%, 08/15/29 (Call 05/15/29)	339	357,248
3.13%, 06/01/24 (Call 04/01/24)	257	275,342
3.30%, 05/15/50 (Call 11/15/49)	100	100,206
3.45%, 08/01/25 (Call 05/01/25)	298	324,215
3.45%, 06/01/27 (Call 03/01/27)	1,066	1,174,071
3.80%, 08/15/49 (Call 02/15/49)	280	302,470
4.00%, 12/15/42 (Call 06/15/42)	70	76,950
4.50%, 06/01/47 (Call 12/01/46)	816	972,558
4.55%, 08/01/45 (Call 02/01/45)	105	123,583
Sociedad Quimica y Minera de Chile SA, 4.25%, 01/22/50 (Call 07/22/49)(e)	200	215,314
Solvay Finance America LLC, 4.45%, 12/03/25 (Call 09/03/25)(b)	20	22,571
SPCM SA, 4.88%, 09/15/25 (Call 09/15/21)(b)	400	410,032
Syngenta Finance NV
4.44%, 04/24/23 (Call 03/24/23)(b)	640	672,442
4.89%, 04/24/25 (Call 02/24/25)(b)	660	712,734
5.18%, 04/24/28 (Call 01/24/28)(b)	550	607,348

Security	Par (000)	Value

Chemicals (continued)
TPC Group Inc.
10.50%, 08/01/24 (Call 08/01/21)(b)	$330	$308,411
10.88%, 08/01/24 (Call 08/02/22)(b)	100	106,199
Trinseo Materials Operating SCA/Trinseo Materials
Finance Inc.
5.13%, 04/01/29 (Call 04/01/24)(b)	70	71,153
5.38%, 09/01/25 (Call 09/01/21)(b)	396	404,676
Tronox Inc.
4.63%, 03/15/29 (Call 03/15/24)(b)	495	505,598
6.50%, 05/01/25 (Call 05/01/22)(b)	210	224,263
UPL Corp. Ltd., 4.63%, 06/16/30(e)	200	207,818
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(b)	250	244,387
4.25%, 02/15/30 (Call 02/15/25)(b)	220	225,753
Venator Finance Sarl/Venator Materials LLC
5.75%, 07/15/25 (Call 07/15/21)(b)	125	123,828
9.50%, 07/01/25 (Call 07/08/22)(b)	50	56,310
Westlake Chemical Corp.
3.38%, 06/15/30 (Call 03/15/30)	225	236,180
3.60%, 08/15/26 (Call 05/15/26)	428	465,570
4.38%, 11/15/47 (Call 05/15/47)	165	183,937
5.00%, 08/15/46 (Call 02/15/46)	343	414,385
WR Grace & Co.-Conn, 4.88%, 06/15/27 (Call 06/12/23)(b)	360	375,271
WR Grace & Co-Conn, 5.63%, 10/01/24(b)	25	27,792
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	95	99,276
4.75%, 06/01/28 (Call 03/01/28)(b)	250	288,540
Yingde Gases Investment Ltd., 6.25%, 01/19/23 (Call 01/19/22)(e)	200	206,280

		89,621,263

Coal — 0.0%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 10/31/22)(e)	500	513,720
Alliance Resource Operating Partners LP/Alliance
Resource Finance Corp., 7.50%, 05/01/25 (Call 05/01/21)(b)	70	66,284
China Shenhua Overseas Capital Co. Ltd., 3.88%, 01/20/25(e)	200	208,524
CONSOL Energy Inc., 11.00%, 11/15/25 (Call 11/15/21)(b)	50	47,327
Indika Energy Capital III Pte Ltd., 5.88%, 11/09/24 (Call 11/09/21)(e)	200	202,644
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25 (Call 10/22/22)(e)	400	427,264
Natural Resource Partners LP/NRP Finance Corp., 9.13%, 06/30/25 (Call 10/30/21)(b)	50	47,703
Peabody Energy Corp., 6.38%, 03/31/25 (Call 03/31/22)(b)	75	31,880
SunCoke Energy Partners LP/SunCoke Energy
Partners Finance Corp., 7.50%, 06/15/25 (Call 06/15/21)(b)	265	275,889
Warrior Met Coal Inc., 8.00%, 11/01/24 (Call 11/01/21)(b)	85	87,032

		1,908,267

Commercial Services — 0.6%
Adani International Container Terminal Pvt Ltd., 3.00%, 02/16/31 (Call 08/18/30)(e)	400	379,516
Adani Ports & Special Economic Zone Ltd. 3.10%, 02/02/31(b)	200	187,226

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
3.10%, 02/02/31	$200	$187,226
3.38%, 07/24/24(e)	200	209,650
4.00%, 07/30/27 (Call 06/30/27)(e)	200	209,172
4.20%, 08/04/27 (Call 02/04/27)(e)	800	842,144
4.38%, 07/03/29(e)	240	247,522
ADT Security Corp. (The)
3.50%, 07/15/22	425	435,017
4.13%, 06/15/23	325	340,632
4.88%, 07/15/32(b)	350	366,534
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(b)	325	326,024
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 05/15/21)(b)	250	225,002
Allied Universal Holdco LLC/Allied Universal
Finance Corp.
6.63%, 07/15/26 (Call 07/15/22)(b)	765	810,135
9.75%, 07/15/27 (Call 07/15/22)(b)	379	417,033
Alta Equipment Group Inc., 5.63%, 04/15/26 (Call 03/23/23)(b)	120	122,120
American University (The), Series 2019, 3.67%, 04/01/49	57	62,759
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(b)	115	115,457
4.63%, 10/01/27 (Call 10/01/22)(b)	310	321,247
Aptim Corp., 7.75%, 06/15/25 (Call 06/15/21)(b)	188	160,764
APX Group Inc.
6.75%, 02/15/27 (Call 02/15/23)(b)	240	258,458
7.63%, 09/01/23 (Call 09/01/21)	69	70,928
7.88%, 12/01/22 (Call 12/01/21)	350	351,648
8.50%, 11/01/24 (Call 05/01/21)	40	41,724
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(b)	210	218,520
Ashtead Capital Inc.
4.13%, 08/15/25 (Call 08/15/21)(b)	215	221,087
4.25%, 11/01/29 (Call 11/01/24)(b)	230	246,141
5.25%, 08/01/26 (Call 08/01/21)(b)	200	209,492
Atento Luxco 1 SA, 8.00%, 02/10/26 (Call 02/10/24)	200	217,338
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	1,000	930,850
3.38%, 09/15/25 (Call 06/15/25)	429	472,646
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(b)	200	207,250
5.25%, 03/15/25 (Call 03/15/22)(b)	62	63,136
5.38%, 03/01/29 (Call 03/01/24)(b)	215	224,765
5.75%, 07/15/27 (Call 07/15/22)(b)	360	380,255
Block Financial LLC
3.88%, 08/15/30 (Call 05/15/30)	75	79,703
5.25%, 10/01/25 (Call 07/01/25)	254	286,667
5.50%, 11/01/22 (Call 05/01/22)	409	427,920
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(b)	125	130,148
5.50%, 07/15/25 (Call 06/18/22)(b)	275	291,503
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	100	91,606
California Institute of Technology
3.65%, 09/01/19 (Call 03/01/19)	196	210,163
4.32%, 08/01/45	60	74,965
Cardtronics Inc./Cardtronics USA Inc., 5.50%, 05/01/25 (Call 05/01/21)(b)	60	61,689
Carriage Services Inc., 6.63%, 06/01/26 (Call 06/01/21)(b)	275	289,473

Security	Par (000)	Value

Commercial Services (continued)
Celestial-Saturn Merger Sub Inc., 4.50%, 05/01/28 (Call 05/01/24)	$350	$349,520
Central Nippon Expressway Co. Ltd., 0.89%, 09/29/25(e)	200	197,602
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/21)(b)	300	315,537
Cintas Corp. No. 2
3.25%, 06/01/22 (Call 03/01/22)	462	472,737
3.70%, 04/01/27 (Call 01/01/27)	1,106	1,236,342
Cleveland Clinic Foundation (The), 4.86%, 01/01/14	215	293,985
CMHI Finance BVI Co. Ltd.
3.50%, (Call 10/09/23)(a)(e)(g)	400	407,492
4.38%, 08/06/23(e)	250	266,437
5.00%, 08/06/28(e)	600	677,106
CoreCivic Inc.
4.63%, 05/01/23 (Call 02/01/23)(d)	100	101,277
4.75%, 10/15/27 (Call 07/15/27)(d)	150	135,192
5.00%, 10/15/22 (Call 07/15/22)	75	78,854
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(b)	485	480,218
CPI CG Inc., 8.63%, 03/15/26 (Call 03/15/23)(b)	125	130,920
DP World Crescent Ltd.
3.88%, 07/18/29(e)	400	426,656
3.91%, 05/31/23(e)	200	211,070
4.85%, 09/26/28(e)	800	905,760
DP World PLC
4.70%, 09/30/49 (Call 03/30/49)(e)	600	649,380
5.63%, 09/25/48(e)	400	485,936
6.85%, 07/02/37(b)	420	559,083
DP World Salaam, 6.00%, (Call 01/01/26)(a)(e)(g)	700	766,500
Duke University
Series 2020, 2.68%, 10/01/44	210	209,983
Series 2020, 2.76%, 10/01/50(d)	10	9,878
Series 2020, 2.83%, 10/01/55	271	269,211
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	225	225,569
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	415	439,419
2.60%, 12/15/25 (Call 11/15/25)	957	1,009,721
3.10%, 05/15/30 (Call 02/15/30)	335	351,720
3.30%, 12/15/22 (Call 09/15/22)	167	173,456
3.95%, 06/15/23 (Call 05/15/23)	145	155,092
ERAC USA Finance LLC
2.70%, 11/01/23 (Call 09/01/23)(b)	25	26,222
3.30%, 10/15/22(b)	210	218,421
3.30%, 12/01/26 (Call 09/01/26)(b)	88	95,696
3.80%, 11/01/25 (Call 08/01/25)(b)	200	220,724
3.85%, 11/15/24 (Call 08/15/24)(b)	100	109,691
4.20%, 11/01/46 (Call 05/01/46)(b)	430	487,727
4.50%, 02/15/45 (Call 08/15/44)(b)	100	117,153
5.63%, 03/15/42(b)	324	426,122
6.70%, 06/01/34(b)	78	107,561
7.00%, 10/15/37(b)	160	235,083
Experian Finance PLC
2.75%, 03/08/30 (Call 12/08/29)(b)	725	742,791
4.25%, 02/01/29 (Call 11/01/28)(b)	200	226,522
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	45	41,595
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	375	355,594
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(b)	235	236,220
8.75%, 05/15/25 (Call 05/15/21)(b)	200	208,502

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
9.50%, 11/01/27 (Call 11/01/22)(b)	$127	$139,852
Gartner Inc.
3.75%, 10/01/30 (Call 10/01/25)(b)	455	456,115
4.50%, 07/01/28 (Call 07/01/23)(b)	360	378,508
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26 (Call 07/31/22)(e)	400	420,904
George Washington University (The)
4.87%, 09/15/45	280	368,740
Series 2014, 4.30%, 09/15/44	47	56,480
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	150	177,479
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	337	318,984
Series A, 5.22%, 10/01/18 (Call 04/01/18)	175	247,520
Series B, 4.32%, 04/01/49 (Call 10/01/48)	25	30,037
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	100	98,917
2.65%, 02/15/25 (Call 01/15/24)	454	478,807
2.90%, 05/15/30 (Call 02/15/30)	320	327,978
3.20%, 08/15/29 (Call 05/15/29)	409	431,070
4.00%, 06/01/23 (Call 05/01/23)	230	245,619
4.15%, 08/15/49 (Call 02/15/49)	431	479,638
4.45%, 06/01/28 (Call 03/01/28)	40	45,745
4.80%, 04/01/26 (Call 01/01/26)	457	524,540
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/21)(b)	235	245,490
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(b)	450	475,798
HPHT Finance 19 Ltd., 2.88%, 11/05/24(e)	600	629,436
HPHT Finance 21 Ltd., 2.00%, 03/19/26 (Call 02/19/26)(e)	400	403,844
Hutama Karya Persero PT, 3.75%, 05/11/30 (Call 02/11/30)(e)	450	479,074
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	184	198,061
4.00%, 03/01/26 (Call 12/01/25)(b)	213	235,787
4.13%, 08/01/23 (Call 07/01/23)	335	359,247
4.25%, 05/01/29 (Call 02/01/29)	403	457,353
4.75%, 02/15/25 (Call 11/15/24)(b)	343	385,508
4.75%, 08/01/28 (Call 05/01/28)	390	452,669
5.00%, 11/01/22 (Call 08/01/22)(b)	173	182,224
Jaguar Holding Co. II/PPD Development LP
4.63%, 06/15/25 (Call 06/05/22)(b)	240	252,360
5.00%, 06/15/28 (Call 06/15/23)(b)	295	321,821
Johns Hopkins University, Series 2013, 4.08%, 07/01/53	60	73,591
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(b)	50	52,051
Laureate Education Inc., 8.25%, 05/01/25 (Call 04/26/22)(b)	125	130,344
Legends Hospitality Holding Co. LLC / Legends
Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/23)(b)	225	232,123
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	80	79,998
2.41%, 06/01/50 (Call 12/01/49)	250	233,790
3.65%, 05/01/48 (Call 11/01/47)	320	373,818
Massachusetts Institute of Technology
4.68%, 07/01/14	195	267,949
5.60%, 07/01/11	300	486,687
Series F, 2.99%, 07/01/50 (Call 01/01/50)	200	209,290
Series G, 2.29%, 07/01/51 (Call 01/01/51)	275	249,131

Security	Par (000)	Value

Commercial Services (continued)
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/15/22)(e)	$200	$211,558
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc., 7.88%, 10/01/22 (Call 05/17/21)(b)	96	94,199
Moody’s Corp.
2.55%, 08/18/60 (Call 02/18/60)	75	61,699
2.63%, 01/15/23 (Call 12/15/22)	735	761,188
3.25%, 01/15/28 (Call 10/15/27)	322	348,134
3.25%, 05/20/50 (Call 11/20/49)	85	84,275
3.75%, 03/24/25 (Call 02/24/25)	40	43,922
4.25%, 02/01/29 (Call 11/01/28)	95	108,629
4.50%, 09/01/22 (Call 06/01/22)	176	183,524
4.88%, 02/15/24 (Call 11/15/23)	364	402,347
4.88%, 12/17/48 (Call 06/17/48)	400	505,340
5.25%, 07/15/44	160	209,707
Movida Europe SA, 5.25%, 02/08/31 (Call 02/08/26)(b)	400	392,568
MPH Acquisition Holdings LLC, 5.75%, 11/01/28 (Call 11/01/23)(b)	525	517,345
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)	430	442,900
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25 (Call 02/01/22)(b)	100	102,618
Nielsen Finance LLC/Nielsen Finance Co.
5.63%, 10/01/28 (Call 10/01/23)(b)	435	463,819
5.88%, 10/01/30 (Call 10/01/25)(b)	310	338,973
North Queensland Export Terminal Pty Ltd., 4.45%, 12/15/22(b)	500	472,370
Northeastern University, Series 2020, 2.89%, 10/01/50 .	335	325,138
Northwestern University
4.64%, 12/01/44	165	214,234
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	250	295,787
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)(d)	55	53,345
Novant Health Inc.
3.17%, 11/01/51 (Call 05/01/51)	347	348,863
3.32%, 11/01/61 (Call 05/01/61)	174	175,456
PayPal Holdings Inc.
1.35%, 06/01/23	290	295,411
1.65%, 06/01/25 (Call 05/01/25)	360	369,878
2.20%, 09/26/22	543	556,885
2.30%, 06/01/30 (Call 03/01/30)	917	924,336
2.40%, 10/01/24 (Call 09/01/24)	995	1,048,820
2.65%, 10/01/26 (Call 08/01/26)	480	511,454
2.85%, 10/01/29 (Call 07/01/29)	554	584,703
3.25%, 06/01/50 (Call 12/01/49)	270	272,325
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	228	218,907
3.15%, 07/15/46 (Call 01/15/46)	180	194,078
3.30%, 07/15/56 (Call 01/15/56)	322	356,956
6.50%, 01/15/39(b)	15	23,015
Prime Security Services Borrower LLC/Prime
Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	375	361,954
5.25%, 04/15/24(b)	240	256,291
5.75%, 04/15/26(b)	555	606,998
6.25%, 01/15/28 (Call 01/15/23)(b)	505	529,927
PSA Treasury Pte Ltd., 2.25%, 04/30/30 (Call 01/30/30)(e)	1,000	1,007,280
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	597	625,525

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
3.50%, 03/16/23 (Call 02/16/23)	$375	$394,579
4.00%, 03/18/29 (Call 12/18/28)	208	232,600
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(b)	260	281,674
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 01/15/22)(b)	250	257,032
Rockefeller Foundation (The), Series 2020, 2.49%,
10/01/50 (Call 04/01/50)	164	156,320
RR Donnelley & Sons Co.
6.00%, 04/01/24	1	955
6.13%, 11/01/26 (Call 11/01/23)(b)	30	30,969
8.25%, 07/01/27 (Call 07/01/23)(d)	213	238,004
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	585	539,920
2.30%, 08/15/60 (Call 02/15/60)	188	154,829
2.50%, 12/01/29 (Call 09/01/29)	175	180,492
2.95%, 01/22/27 (Call 10/22/26)	255	275,007
3.25%, 12/01/49 (Call 06/01/49)	361	377,061
4.00%, 06/15/25 (Call 03/15/25)	140	155,928
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(b)	375	408,109
9.25%, 04/15/25 (Call 03/16/25)(b)	270	323,595
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	240	232,248
4.63%, 12/15/27 (Call 12/15/22)	275	291,772
5.13%, 06/01/29 (Call 06/01/24)	375	404,561
7.50%, 04/01/27	25	30,286
Shanghai Port Group BVI Development Co. Ltd.
2.40%, 09/11/24(e)	400	415,168
3.38%, 06/18/29(e)	300	315,282
Shift4 Payments LLC/Shift4 Payments Finance
Sub Inc., 4.63%, 11/01/26 (Call 11/01/22)(b)	215	224,047
Signal Parent Inc., 6.13%, 04/01/29 (Call 04/01/24)	125	124,011
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/22)(b)	400	430,616
StoneMor Inc., 8.50%, 05/15/29 (Call 05/15/24)(b)	110	111,015
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 02/01/22)(b)	165	145,966
Transurban Finance Co. Pty Ltd., 3.38%, 03/22/27 (Call 12/22/26)(b)	110	119,420
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)	210	205,244
Trustees of Boston College, 3.13%, 07/01/52	155	157,218
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	145	173,868
Trustees of Princeton University (The)
5.70%, 03/01/39	213	303,061
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	418	398,868
Trustees of the University of Pennsylvania (The) 3.61%, 02/15/19 (Call 08/15/18)	155	160,239
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	200	184,464
United Rentals North America Inc.
3.88%, 11/15/27 (Call 11/15/22)	215	225,223
3.88%, 02/15/31 (Call 08/15/25)	465	468,246
4.00%, 07/15/30 (Call 07/15/25)	400	408,168
4.88%, 01/15/28 (Call 01/15/23)	625	661,506
5.25%, 01/15/30 (Call 01/15/25)	335	366,259
5.50%, 05/15/27 (Call 05/15/22)	430	458,358
5.88%, 09/15/26 (Call 09/15/21)	328	342,891
University of Chicago (The)
4.00%, 10/01/53 (Call 04/01/53)	465	550,369
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	75	73,213

Security	Par (000)	Value

Commercial Services (continued)
Series C, 2.55%, 04/01/50 (Call 10/01/49)	$161	$149,424
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	54	60,773
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	225	252,682
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	125	122,783
2.95%, 10/01/51 (Call 04/01/51)	150	150,969
3.03%, 10/01/39	493	517,226
5.25%, 10/01/11	100	145,642
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	100	117,008
Series A, 3.23%, 10/01/20 (Call 04/01/20)	15	13,968
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	595	602,878
4.00%, 06/15/25 (Call 03/15/25)	119	131,659
4.13%, 03/15/29 (Call 12/15/28)	419	470,935
5.50%, 06/15/45 (Call 12/15/44)	129	168,500
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(b)	145	154,444
William Marsh Rice University
3.57%, 05/15/45	310	352,086
3.77%, 05/15/55	240	287,645
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	210	207,312
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	135	135,691
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	110	106,948
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	148	138,269
Zhejiang Seaport International Co. Ltd., 1.98%, 03/17/26(e)	400	398,840

		73,141,933

Computers — 0.7%
Ahead DB Holdings LLC, 6.63%, 05/01/28 (Call 05/01/24)(b)	95	96,682
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	250	245,460
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	1,168	1,155,000
0.70%, 02/08/26 (Call 01/08/26)	250	247,038
0.75%, 05/11/23	2,432	2,457,220
1.13%, 05/11/25 (Call 04/11/25)	391	395,543
1.20%, 02/08/28 (Call 12/08/27)	607	590,896
1.25%, 08/20/30 (Call 05/20/30)	598	561,660
1.65%, 05/11/30 (Call 02/11/30)	1,154	1,120,361
1.65%, 02/08/31 (Call 11/08/30)	460	442,897
1.70%, 09/11/22	412	420,244
1.80%, 09/11/24 (Call 08/11/24)	1,360	1,416,481
2.05%, 09/11/26 (Call 07/11/26)	1,228	1,283,334
2.10%, 09/12/22 (Call 08/12/22)	388	397,529
2.20%, 09/11/29 (Call 06/11/29)	745	759,125
2.30%, 05/11/22 (Call 04/11/22)	52	53,002
2.38%, 02/08/41 (Call 08/08/40)	210	197,576
2.40%, 01/13/23 (Call 12/13/22)	200	207,214
2.40%, 05/03/23	1,653	1,722,112
2.40%, 08/20/50 (Call 06/20/50)	752	672,356
2.45%, 08/04/26 (Call 05/04/26)	426	453,187
2.50%, 02/09/25	435	462,566
2.55%, 08/20/60 (Call 02/20/60)	587	516,918
2.65%, 05/11/50 (Call 11/11/49)	929	862,688
2.65%, 02/08/51 (Call 08/08/50)	1,080	1,003,687
2.70%, 05/13/22	263	269,633
2.75%, 01/13/25 (Call 11/13/24)	577	618,267

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
2.80%, 02/08/61 (Call 02/08/60)	$540	$496,309
2.85%, 02/23/23 (Call 12/23/22)	445	464,273
2.85%, 05/11/24 (Call 03/11/24)	881	940,432
2.90%, 09/12/27 (Call 06/12/27)	906	984,750
2.95%, 09/11/49 (Call 03/11/49)	617	607,961
3.00%, 02/09/24 (Call 12/09/23)	1,067	1,138,873
3.00%, 06/20/27 (Call 03/20/27)	538	590,229
3.00%, 11/13/27 (Call 08/13/27)	769	839,833
3.20%, 05/13/25	410	448,602
3.20%, 05/11/27 (Call 02/11/27)	847	933,335
3.25%, 02/23/26 (Call 11/23/25)	925	1,016,381
3.35%, 02/09/27 (Call 11/09/26)	1,205	1,334,537
3.45%, 05/06/24	600	653,670
3.45%, 02/09/45	629	678,823
3.75%, 09/12/47 (Call 03/12/47)	152	171,424
3.75%, 11/13/47 (Call 05/13/47)	320	361,728
3.85%, 05/04/43	587	675,297
3.85%, 08/04/46 (Call 02/04/46)	718	824,242
4.25%, 02/09/47 (Call 08/09/46)	528	640,221
4.38%, 05/13/45	665	818,030
4.45%, 05/06/44	604	754,529
4.50%, 02/23/36 (Call 08/23/35)	647	801,445
4.65%, 02/23/46 (Call 08/23/45)	1,244	1,588,787
Austin BidCo Inc., 7.13%, 12/15/28 (Call 12/15/23)(b)	230	234,117
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(b)	490	520,380
Booz Allen Hamilton Inc., 3.88%, 09/01/28 (Call 09/01/23)(b)	370	370,969
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	335	332,139
Dell Inc.
5.40%, 09/10/40	100	114,588
6.50%, 04/15/38	200	251,048
7.10%, 04/15/28	325	412,701
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(b)	460	500,779
4.90%, 10/01/26 (Call 08/01/26)(b)	425	488,529
5.30%, 10/01/29 (Call 07/01/29)(b)	1,210	1,432,253
5.45%, 06/15/23 (Call 04/15/23)(b)	1,335	1,456,351
5.85%, 07/15/25 (Call 06/15/25)(b)	945	1,107,994
6.02%, 06/15/26 (Call 03/15/26)(b)	1,251	1,493,381
6.10%, 07/15/27 (Call 05/15/27)(b)	264	323,405
6.20%, 07/15/30 (Call 04/15/30)(b)	328	412,860
7.13%, 06/15/24 (Call 06/15/21)(b)	700	719,551
8.10%, 07/15/36 (Call 01/15/36)(b)	799	1,182,065
8.35%, 07/15/46 (Call 01/15/46)(b)	694	1,090,031
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 04/15/22)(d)	170	174,077
9.38%, 07/15/25 (Call 07/15/22)(b)	215	239,254
DXC Technology Co.
4.13%, 04/15/25 (Call 03/15/25)	130	142,779
4.25%, 04/15/24 (Call 02/15/24)	320	348,163
4.75%, 04/15/27 (Call 01/15/27)	297	337,380
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	422	437,428
Everi Payments Inc., 7.50%, 12/15/25 (Call 12/15/21)(b)	64	66,484
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/14/21)(b)	150	53,766
Fortinet Inc. 1.00%, 03/15/26 (Call 02/15/26)	532	523,711

Security	Par (000)	Value

Computers (continued)
2.20%, 03/15/31 (Call 12/15/30)	$617	$600,563
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	29	31,176
HCL America Inc., 1.38%, 03/10/26 (Call 02/10/26)(e)	200	196,848
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	575	586,494
1.75%, 04/01/26 (Call 03/01/26)	565	570,418
2.25%, 04/01/23 (Call 03/01/23)	575	592,348
4.40%, 10/15/22 (Call 08/15/22)	1,189	1,247,606
4.45%, 10/02/23 (Call 09/02/23)	357	387,488
4.65%, 10/01/24 (Call 09/01/24)	575	642,994
4.90%, 10/15/25 (Call 07/15/25)	287	327,375
6.20%, 10/15/35 (Call 04/15/35)	404	536,702
6.35%, 10/15/45 (Call 04/15/45)	582	763,014
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	440	458,036
3.00%, 06/17/27 (Call 04/17/27)	312	333,924
3.40%, 06/17/30 (Call 03/17/30)	690	735,740
4.05%, 09/15/22	600	628,776
6.00%, 09/15/41	680	886,475
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	815	823,835
1.88%, 08/01/22	295	300,879
1.95%, 05/15/30 (Call 02/15/30)	1,422	1,391,484
2.85%, 05/13/22	225	231,077
2.85%, 05/15/40 (Call 11/15/39)	430	420,781
2.88%, 11/09/22	512	532,091
2.95%, 05/15/50 (Call 11/15/49)	540	513,216
3.00%, 05/15/24	849	911,096
3.30%, 05/15/26	830	910,742
3.30%, 01/27/27	225	247,176
3.38%, 08/01/23	1,530	1,634,652
3.45%, 02/19/26	745	822,152
3.50%, 05/15/29	592	650,975
3.63%, 02/12/24	796	864,368
4.00%, 06/20/42	170	193,671
4.15%, 05/15/39	798	924,355
4.25%, 05/15/49	880	1,030,418
4.70%, 02/19/46	452	566,989
5.60%, 11/30/39	195	263,232
5.88%, 11/29/32	133	180,478
6.22%, 08/01/27	75	94,867
7.00%, 10/30/25	5	6,301
7.13%, 12/01/96	250	412,173
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)(b)	602	573,291
2.95%, 05/15/23 (Call 04/15/23)(b)	225	234,954
3.63%, 05/15/25 (Call 04/15/25)(b)	10	10,899
4.38%, 05/15/30 (Call 02/15/30)(b)	230	256,905
Lenovo Group Ltd.
3.42%, 11/02/30	1,000	1,013,500
4.75%, 03/29/23(e)	200	211,210
5.88%, 04/24/25(e)	1,000	1,134,140
NCR Corp.
5.00%, 10/01/28 (Call 08/20/23)(b)	315	325,064
5.13%, 04/15/29 (Call 04/15/24)(b)	525	541,343
5.25%, 10/01/30 (Call 10/01/25)(b)	195	201,926
5.75%, 09/01/27 (Call 09/01/22)(b)	165	174,431
6.13%, 09/01/29 (Call 09/01/24)(b)	210	228,652
8.13%, 04/15/25 (Call 04/15/22)(b)	50	54,725

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	$580	$595,625
2.38%, 06/22/27 (Call 04/22/27)	455	469,424
2.70%, 06/22/30 (Call 03/22/30)	10	10,135
3.30%, 09/29/24 (Call 07/29/24)	275	295,603
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/23)(b)	195	201,170
8.25%, 02/01/28 (Call 02/01/23)(b)	280	306,102
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/23)(b)	170	175,270
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)(b)	80	76,987
3.38%, 07/15/31 (Call 01/15/26)(b)	215	206,953
4.09%, 06/01/29 (Call 03/01/29)(b)	245	251,537
4.13%, 01/15/31 (Call 10/15/30)(b)	210	212,919
4.75%, 06/01/23	231	248,212
4.75%, 01/01/25	200	218,576
4.88%, 03/01/24 (Call 01/01/24)	308	332,486
4.88%, 06/01/27 (Call 03/01/27)	359	398,630
5.75%, 12/01/34 (Call 06/01/34)	207	237,073
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
5.75%, 06/01/25 (Call 06/01/22)(b)	30	31,753
6.75%, 06/01/25 (Call 06/01/21)(b)	215	218,937
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(b)	315	346,497
Vericast Corp., 8.38%, 08/15/22 (Call 06/01/21)(b)	164	167,246
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 09/20/21)(b)	114	118,793
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	957	1,061,112

		85,753,635

Cosmetics & Personal Care — 0.1%
Avon Products Inc.
6.50%, 03/15/23	200	214,244
8.45%, 03/15/43	100	127,742
Colgate-Palmolive Co.
2.10%, 05/01/23	20	20,722
2.25%, 11/15/22	378	389,525
3.25%, 03/15/24	100	108,245
3.70%, 08/01/47 (Call 02/01/47)	785	911,613
4.00%, 08/15/45	470	566,655
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(b)	215	217,509
6.50%, 04/15/26 (Call 04/15/22)(b)	210	211,180
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(b)	285	284,567
5.50%, 06/01/28 (Call 06/01/23)(b)	340	361,491
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	350	341,415
2.00%, 12/01/24 (Call 11/01/24)	734	770,605
2.38%, 12/01/29 (Call 09/01/29)	360	369,396
2.60%, 04/15/30 (Call 01/15/30)	90	93,456
3.13%, 12/01/49 (Call 06/01/49)	533	547,775
3.15%, 03/15/27 (Call 12/15/26)	57	62,613
4.15%, 03/15/47 (Call 09/15/46)	55	65,470
4.38%, 06/15/45 (Call 12/15/44)	222	268,409
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/04/23)(b)	200	200,838
Procter & Gamble Co. (The) 0.55%, 10/29/25	725	719,635

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
1.00%, 04/23/26	$170	$170,746
1.20%, 10/29/30	1,080	1,010,135
1.95%, 04/23/31	300	299,517
2.15%, 08/11/22	376	385,404
2.45%, 11/03/26	198	211,987
2.70%, 02/02/26	51	55,160
2.80%, 03/25/27	445	483,893
2.85%, 08/11/27	250	273,508
3.00%, 03/25/30	860	931,819
3.10%, 08/15/23	310	330,336
3.50%, 10/25/47	460	522,776
3.55%, 03/25/40	340	383,000
3.60%, 03/25/50	320	371,142
Revlon Consumer Products Corp., 6.25%, 08/01/24 (Call 08/01/21)	50	19,422
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)	475	448,846
2.00%, 07/28/26	375	390,229
2.13%, 09/06/29 (Call 06/06/29)	5	5,062
2.20%, 05/05/22 (Call 04/05/22)	100	101,809
2.60%, 05/05/24 (Call 03/05/24)	442	468,524
2.90%, 05/05/27 (Call 02/05/27)	100	108,384
3.10%, 07/30/25	35	38,127
3.13%, 03/22/23 (Call 02/22/23)	95	99,844
3.25%, 03/07/24 (Call 02/07/24)	245	264,230
3.38%, 03/22/25 (Call 01/22/25)	200	218,214
3.50%, 03/22/28 (Call 12/22/27)	400	445,396
5.90%, 11/15/32	863	1,173,775

		16,064,390

Distribution & Wholesale — 0.1%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(b)	105	104,795
4.00%, 01/15/28 (Call 01/15/23)(b)	305	310,883
5.88%, 05/15/26 (Call 05/15/21)(b)	225	232,169
Avient Corp.
5.25%, 03/15/23	225	242,338
5.75%, 05/15/25 (Call 05/15/22)(b)	385	406,818
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/01/23)(b)	200	198,992
Chongqing Nan’an Urban Construction & Development Group Co. Ltd., 4.66%, 06/04/24(e)	200	201,228
Core & Main Holdings LP (9.38% PIK), 8.63%, 09/15/24 (Call 09/15/21)(b)(f)	50	51,210
Core & Main LP, 6.13%, 08/15/25 (Call 08/15/21)(b)	274	280,250
Ferguson Finance PLC, 4.50%, 10/24/28 (Call 07/24/28)(b)	482	557,211
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/22)(b)	100	108,587
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(b)	475	465,695
IAA Inc., 5.50%, 06/15/27 (Call 06/15/22)(b)	175	183,990
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/21)(b)	400	405,000
Li & Fung Ltd.
4.38%, 10/04/24 (Call 09/04/24)(e)	200	200,516
4.50%, 08/18/25 (Call 07/18/25)(e)	600	604,230
Marubeni Corp.
1.32%, 09/18/25 (Call 08/18/25)(e)	400	395,168
3.75%, 04/17/23 (Call 03/17/23)(e)	200	210,658
Mitsubishi Corp., 2.63%, 07/14/22(e)	200	204,890

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distribution & Wholesale (continued)
Performance Food Group Inc.
5.50%, 06/01/24 (Call 06/01/21)(b)	$125	$125,161
5.50%, 10/15/27 (Call 10/15/22)(b)	455	479,220
6.88%, 05/01/25 (Call 05/01/22)(b)	110	117,478
Resideo Funding Inc., 6.13%, 11/01/26 (Call 11/01/21)(b)	39	41,197
Sinochem International Development Pte Ltd., 3.13%, 07/25/22(e)	400	407,140
SUMITOMO Corp., 2.50%, 09/13/22(e)	200	204,996
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/22)(b)	192	200,640
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 11/15/21)(b)	249	245,208
9.00%, 11/15/26 (Call 11/15/22)(b)	424	419,361
13.13%, 11/15/27 (Call 11/15/22)(b)	200	169,312
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	345	358,479
3.75%, 05/15/46 (Call 11/15/45)	125	135,091
4.20%, 05/15/47 (Call 11/15/46)	130	151,740
4.60%, 06/15/45 (Call 12/15/44)	807	1,003,214

		9,422,865

Diversified Financial Services — 1.6%
Advisor Group Holdings Inc., 10.75%, 08/01/27 (Call 08/01/22)(b)	110	122,219
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(a)	300	312,762
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	150	147,134
2.88%, 08/14/24 (Call 07/14/24)	380	396,659
3.15%, 02/15/24 (Call 01/15/24)	950	995,885
3.30%, 01/23/23 (Call 12/23/22)	1,025	1,064,022
3.50%, 01/15/25 (Call 11/15/24)	225	237,569
3.65%, 07/21/27 (Call 04/21/27)	750	795,127
3.88%, 01/23/28 (Call 10/23/27)	473	500,751
4.13%, 07/03/23 (Call 06/03/23)	20	21,229
4.45%, 10/01/25 (Call 08/01/25)	290	318,321
4.45%, 04/03/26 (Call 02/03/26)	363	397,746
4.63%, 07/01/22	210	219,251
4.63%, 10/15/27 (Call 08/15/27)	485	538,850
4.88%, 01/16/24 (Call 12/16/23)	505	552,465
6.50%, 07/15/25 (Call 06/15/25)	145	170,230
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	150	158,958
3.50%, 08/01/25	175	190,601
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(b)	210	217,421
AIG Global Funding
0.45%, 12/08/23(b)	100	99,822
0.80%, 07/07/23(b)	146	147,149
0.90%, 09/22/25(b)	225	221,670
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	150	148,814
2.25%, 01/15/23	247	253,516
2.30%, 02/01/25 (Call 01/01/25)	223	229,233
2.63%, 07/01/22 (Call 06/01/22)	308	314,536
2.75%, 01/15/23 (Call 12/15/22)	365	376,968
2.88%, 01/15/26 (Call 12/15/25)	180	187,466
3.00%, 09/15/23 (Call 07/15/23)	245	256,743
3.00%, 02/01/30 (Call 11/01/29)	253	252,522
3.13%, 12/01/30 (Call 09/01/30)	215	214,966

Security	Par (000)	Value

Diversified Financial Services (continued)
3.25%, 03/01/25 (Call 01/01/25)	$309	$327,970
3.25%, 10/01/29 (Call 07/01/29)	258	264,035
3.38%, 07/01/25 (Call 06/01/25)	215	230,484
3.63%, 04/01/27 (Call 01/01/27)	418	445,555
3.63%, 12/01/27 (Call 09/01/27)	653	692,435
3.75%, 06/01/26 (Call 04/01/26)	545	588,644
3.88%, 07/03/23 (Call 06/03/23)	61	64,883
4.25%, 02/01/24 (Call 01/01/24)	205	222,349
4.25%, 09/15/24 (Call 06/15/24)	705	771,524
4.63%, 10/01/28 (Call 07/01/28)	180	200,812
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	170	180,424
4.25%, 06/15/26 (Call 04/15/26)	319	344,568
4.40%, 09/25/23 (Call 08/25/23)	360	385,470
5.00%, 04/01/23	644	689,859
5.25%, 08/11/25 (Call 07/11/25)(b)	1,220	1,351,626
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	330	335,244
3.05%, 06/05/23 (Call 05/05/23)	285	297,762
3.88%, 05/21/24 (Call 04/21/24)	486	526,970
4.63%, 05/19/22	781	813,927
4.63%, 03/30/25	340	382,000
5.13%, 09/30/24	365	413,706
5.75%, 11/20/25 (Call 10/20/25)	424	485,467
5.80%, 05/01/25 (Call 04/01/25)	205	239,975
8.00%, 11/01/31	1,751	2,425,659
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	759	778,317
2.50%, 07/30/24 (Call 06/29/24)	590	626,250
2.65%, 12/02/22	269	278,972
2.75%, 05/20/22 (Call 04/19/22)	672	688,195
3.00%, 10/30/24 (Call 09/29/24)	355	383,265
3.13%, 05/20/26 (Call 04/20/26)	1,146	1,248,086
3.40%, 02/27/23 (Call 01/27/23)	827	871,377
3.40%, 02/22/24 (Call 01/22/24)	1,055	1,137,227
3.63%, 12/05/24 (Call 11/04/24)	220	240,535
3.70%, 08/03/23 (Call 07/03/23)	773	828,347
4.05%, 12/03/42	826	950,024
4.20%, 11/06/25 (Call 10/06/25)	515	585,565
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	1,095	1,212,351
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	473	509,028
3.70%, 10/15/24	220	241,617
4.00%, 10/15/23	1,145	1,242,749
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)	475	462,678
Apollo Management Holdings LP
4.00%, 05/30/24(b)	600	659,088
4.95%, 01/14/50 (Call 01/14/24)(a)(b)	296	305,608
Aretec Escrow Issuer Inc., 7.50%, 04/01/29 (Call 04/01/24)	175	179,358
Avation Capital SA (9.00% PIK), 8.25%, 10/31/26 (Call 05/31/21)(f)	150	122,361
Aviation Capital Group LLC
3.50%, 11/01/27 (Call 07/01/27)(b)	186	192,532
3.88%, 05/01/23 (Call 04/01/23)(b)	490	512,138
4.13%, 08/01/25 (Call 06/01/25)(b)	162	173,423
4.38%, 01/30/24 (Call 12/30/23)(b)	295	314,390
4.88%, 10/01/25 (Call 07/01/25)(b)	425	467,117

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(b)	$440	$428,534
2.75%, 02/21/28 (Call 12/21/27)(b)	200	193,250
2.88%, 02/15/25 (Call 01/15/25)(b)	375	382,541
3.25%, 02/15/27 (Call 12/15/26)(b)	550	558,915
3.63%, 05/01/22 (Call 04/01/22)(b)	23	23,502
3.95%, 07/01/24 (Call 06/01/24)(b)	345	365,624
4.25%, 04/15/26 (Call 03/15/26)(b)	350	372,365
4.38%, 05/01/26 (Call 03/01/26)(b)	396	423,146
5.13%, 10/01/23 (Call 09/01/23)(b)	495	532,130
5.25%, 05/15/24 (Call 04/15/24)(b)	685	747,951
5.50%, 01/15/23 (Call 12/15/22)(b)	108	114,512
5.50%, 01/15/26 (Call 12/15/25)(b)	185	206,760
Azure Orbit IV International Finance Ltd., 3.75%, 01/25/23(e)	200	208,118
Banco BTG Pactual SA/Cayman Islands
4.50%, 01/10/25 (Call 12/10/24)(e)	200	205,876
5.50%, 01/31/23(e)	400	422,964
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	290	306,385
5.38%, 07/24/23	185	200,657
Blackstone Holdings Finance Co. LLC
2.50%, 01/10/30 (Call 10/10/29)(b)	525	538,387
2.80%, 09/30/50 (Call 03/30/50)(b)	335	311,315
3.50%, 09/10/49 (Call 03/10/49)(b)	205	214,822
4.00%, 10/02/47 (Call 04/02/47)(b)(d)	5	5,631
4.45%, 07/15/45(b)	50	59,472
4.75%, 02/15/23(b)	35	37,572
5.00%, 06/15/44(b)	50	63,153
Blue Bright Ltd.
2.38%, 02/09/26(e)	400	393,796
2.50%, 06/04/25(e)	400	399,696
BOC Aviation Ltd.
1.75%, 01/21/26 (Call 12/21/25)(e)	400	395,388
2.63%, 01/17/25 (Call 12/17/24)(e)	400	408,244
2.63%, 09/17/30 (Call 06/17/30)(b)	600	581,442
2.75%, 09/18/22 (Call 08/18/22)(e)	200	203,776
3.00%, 09/11/29 (Call 06/11/29)(b)	600	601,572
3.25%, 04/29/25 (Call 03/29/25)(b)	600	626,856
3.50%, 10/10/24 (Call 09/10/24)(e)	200	213,002
3.50%, 09/18/27 (Call 06/18/27)(e)	200	211,938
3.88%, 04/27/26 (Call 01/27/26)(e)	650	700,602
Bocom Leasing Management Hong Kong Co. Ltd.
1.14%, 03/02/25(a)(e)	1,200	1,177,440
4.38%, 01/22/24(e)	200	215,004
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	1,000	1,003,630
3.50%, 03/30/51 (Call 09/30/50)	300	295,038
3.90%, 01/25/28 (Call 10/25/27)	260	287,674
4.00%, 04/01/24 (Call 02/01/24)	675	732,496
4.25%, 06/02/26 (Call 03/02/26)	360	405,133
4.35%, 04/15/30 (Call 01/15/30)	725	824,281
4.70%, 09/20/47 (Call 03/20/47)	178	208,919
4.85%, 03/29/29 (Call 12/29/28)	545	633,077
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	109	107,072
Burford Capital Global Finance LLC, 6.25%, 04/15/28 (Call 04/15/24)(b)	200	207,532
Cantor Fitzgerald LP 4.88%, 05/01/24 (Call 04/01/24)(b)	205	225,844

Security	Par (000)	Value

Diversified Financial Services (continued)
6.50%, 06/17/22(b)	$60	$63,717
Capital One Bank USA N.A., 3.38%, 02/15/23	221	231,988
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)	322	335,109
3.20%, 01/30/23 (Call 12/30/22)	500	523,520
3.20%, 02/05/25 (Call 01/05/25)	272	293,159
3.30%, 10/30/24 (Call 09/30/24)	1,835	1,985,580
3.50%, 06/15/23	795	845,037
3.65%, 05/11/27 (Call 04/11/27)	192	212,488
3.75%, 04/24/24 (Call 03/24/24)	641	698,959
3.75%, 07/28/26 (Call 06/28/26)	456	499,958
3.75%, 03/09/27 (Call 02/09/27)	932	1,035,657
3.80%, 01/31/28 (Call 12/31/27)	310	345,650
3.90%, 01/29/24 (Call 12/29/23)	625	678,044
4.20%, 10/29/25 (Call 09/29/25)	584	650,938
4.25%, 04/30/25 (Call 03/31/25)	55	61,467
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	1,502	1,420,486
3.65%, 01/12/27 (Call 10/12/26)	831	922,634
CCBL Cayman 1 Corp. Ltd., 1.99%, 07/21/25(e)	400	399,292
CDBL Funding 1
1.50%, 11/04/23(e)	800	799,912
3.50%, 10/24/27(e)	400	423,980
4.25%, 12/02/24(e)	200	218,236
CDBL Funding 2, 3.00%, 08/01/22(e)	800	815,696
CDP Financial Inc., 3.15%, 07/24/24(b)	415	449,001
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	525	519,813
1.65%, 03/11/31 (Call 12/11/30)	672	635,242
2.00%, 03/20/28 (Call 01/20/28)	600	606,060
2.65%, 01/25/23 (Call 12/25/22)	262	272,341
3.00%, 03/10/25 (Call 12/10/24)	182	196,032
3.20%, 03/02/27 (Call 12/02/26)	535	584,605
3.20%, 01/25/28 (Call 10/25/27)	443	483,384
3.25%, 05/22/29 (Call 02/22/29)	175	190,622
3.45%, 02/13/26 (Call 11/13/25)	162	178,088
3.55%, 02/01/24 (Call 01/01/24)	948	1,027,310
3.85%, 05/21/25 (Call 03/21/25)	462	513,721
4.00%, 02/01/29 (Call 11/01/28)	773	880,934
4.20%, 03/24/25 (Call 02/22/25)	225	252,486
4.63%, 03/22/30 (Call 12/22/29)	135	161,444
Charming Light Investments Ltd.
4.38%, 12/21/27(e)	600	655,290
5.00%, 09/03/24(e)	250	275,345
China Cinda 2020 I Management Ltd.
1.25%, 01/20/24 (Call 10/20/23)(e)	400	392,600
1.88%, 01/20/26 (Call 10/20/25)(e)	400	387,400
2.00%, 03/18/23 (Call 02/18/23)(e)	400	401,036
2.50%, 03/18/25 (Call 02/18/25)(e)	800	800,040
2.50%, 01/20/28 (Call 10/20/27)(e)	600	579,294
3.00%, 03/18/27 (Call 12/18/26)(e)	400	404,364
3.13%, 03/18/30 (Call 12/18/29)(e)	400	393,856
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(e)	200	221,802
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(e)	400	426,812
China Cinda Finance 2017 I Ltd.
4.10%, 03/09/24(e)	600	637,128
4.40%, 03/09/27(e)	200	217,734
4.75%, 02/08/28(e)	400	440,380
4.75%, 02/21/29(e)	400	438,828

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
China Development Bank Financial Leasing Co. Ltd., 2.88%, 09/28/30 (Call 09/28/25)(a)(e)	$400	$404,012
China Great Wall International Holdings III Ltd., 3.13%, 08/31/22(e)	650	659,821
China Great Wall International Holdings IV Ltd., 3.95%, (Call 07/31/24)(a)(e)(g)	200	199,898
China Great Wall International Holdings V Ltd., 2.38%, 08/18/30(e)	1,000	909,870
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	200	203,778
CICC Hong Kong Finance 2016 MTN Ltd.
1.35%, 05/03/22, (3 mo. LIBOR US + 1.175%)(a)(e)	400	399,220
1.63%, 01/26/24(e)	1,400	1,398,096
2.00%, 01/26/26(e)	400	396,280
Citadel LP, 5.38%, 01/17/23 (Call 12/17/22)(b)	55	58,447
CITIC Securities Finance MTN Co. Ltd., 2.00%, 06/03/25(e)	400	399,660
Clifford Capital Pte. Ltd., 1.73%, 09/10/24(e)	200	206,434
CME Group Inc.
3.00%, 09/15/22	1,035	1,074,402
3.00%, 03/15/25 (Call 12/15/24)	427	459,712
3.75%, 06/15/28 (Call 03/15/28)	430	484,644
4.15%, 06/15/48 (Call 12/15/47)	144	177,771
5.30%, 09/15/43 (Call 03/15/43)	145	200,296
Coastal Emerald Ltd., 3.95%, 08/01/22(e)	400	400,016
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 12/31/21)(b)	170	175,637
6.63%, 03/15/26 (Call 03/15/22)	370	390,542
Credit Suisse USA Inc., 7.13%, 07/15/32	641	909,041
Credito Real SAB de CV SOFOM ER, 8.00%, 01/21/28 (Call 01/21/25)(b)(d)	200	194,200
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(b)	275	281,567
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(e)	500	521,130
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	220	239,736
3.85%, 11/21/22	48	50,469
3.95%, 11/06/24 (Call 08/06/24)	828	905,021
4.10%, 02/09/27 (Call 11/09/26)	764	854,221
4.50%, 01/30/26 (Call 11/30/25)	530	600,145
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	505	550,622
Enova International Inc.
8.50%, 09/01/24 (Call 09/01/21)(b)	150	154,520
8.50%, 09/15/25 (Call 09/15/21)(b)	200	209,060
Fairstone Financial Inc., 7.88%, 07/15/24 (Call 07/15/21)(b)	176	184,420
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 11/15/22)(b)	150	155,223
FMR LLC, 4.95%, 02/01/33(b)	325	404,589
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	180	169,301
2.85%, 03/30/25	373	399,338
GE Capital Funding LLC
3.45%, 05/15/25 (Call 04/15/25)(b)	477	517,454
4.05%, 05/15/27 (Call 03/15/27)(b)	450	503,032
4.40%, 05/15/30 (Call 02/15/30)(b)	1,990	2,266,073
4.55%, 05/15/32 (Call 02/15/32)(b)	685	795,100
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	650	708,110
4.42%, 11/15/35	3,016	3,469,124

Security	Par (000)	Value

Diversified Financial Services (continued)
Genworth Mortgage Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(b)	$275	$298,540
Global Aircraft Leasing Co. Ltd. (7.25% PIK), 6.50%, 09/15/24 (Call 09/15/21)(b)(f)	658	653,482
goeasy Ltd.
4.38%, 05/01/26 (Call 04/27/23)(b)	135	136,561
5.38%, 12/01/24 (Call 12/01/21)(b)	95	98,786
Gtlk Europe Capital DAC
4.65%, 03/10/27 (Call 12/10/26)(e)	200	206,018
4.80%, 02/26/28(e)	200	206,176
5.95%, 04/17/25(e)	800	873,336
Haitong International Securities Group Ltd., 2.13%, 07/02/23(e)	200	201,948
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/23)(b)	295	290,389
ICBCIL Finance Co. Ltd.
1.75%, 08/25/25(e)	800	793,688
3.13%, 11/15/22(e)	810	832,761
3.75%, 03/05/24(e)	200	213,268
ICD Sukuk Co. Ltd., 5.00%, 02/01/27(e)	400	448,160
Intercontinental Exchange Inc.
0.70%, 06/15/23	205	206,107
1.85%, 09/15/32 (Call 06/15/32)	287	266,000
2.10%, 06/15/30 (Call 03/15/30)	770	751,528
2.35%, 09/15/22 (Call 08/15/22)	383	392,721
2.65%, 09/15/40 (Call 03/15/40)	270	251,564
3.00%, 06/15/50 (Call 12/15/49)	580	544,556
3.00%, 09/15/60 (Call 03/15/60)	1,070	964,295
3.10%, 09/15/27 (Call 06/15/27)	461	501,725
3.45%, 09/21/23 (Call 08/21/23)	170	181,274
3.75%, 12/01/25 (Call 09/01/25)	645	715,576
3.75%, 09/21/28 (Call 06/21/28)	144	160,317
4.00%, 10/15/23	550	595,765
4.25%, 09/21/48 (Call 03/21/48)	300	339,546
Intercorp Financial Services Inc., 4.13%, 10/19/27 (Call 07/19/27)(e)	605	623,852
International Lease Finance Corp., 5.88%, 08/15/22	474	505,540
Inventive Global Investments Ltd., 1.65%, 09/03/25(e)	1,200	1,180,560
Invesco Finance PLC
3.13%, 11/30/22	168	175,111
3.75%, 01/15/26	155	171,134
4.00%, 01/30/24	100	109,032
5.38%, 11/30/43	315	400,352
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	100	113,447
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.25%, 06/03/26 (Call 06/01/22)(b)	400	420,240
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	1,278	1,380,470
Jefferies Group LLC
5.13%, 01/20/23	659	708,708
6.25%, 01/15/36	245	321,783
6.45%, 06/08/27	185	230,604
6.50%, 01/20/43	60	81,104
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	372	412,016
4.85%, 01/15/27	170	196,685

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
JIC Zhixin Ltd.
1.50%, 08/27/25(e)	$400	$395,344
2.13%, 08/27/30(e)	400	376,208
Joy Treasure Assets Holdings Inc.
1.88%, 11/17/25 (Call 08/17/25)(e)	600	586,710
3.50%, 09/24/29 (Call 06/24/29)(e)	400	397,908
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(b)	26	33,708
Kuwait Projects Co. SPC Ltd.
4.50%, 02/23/27(e)	800	785,152
5.00%, 03/15/23(e)	200	206,070
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	163	177,144
3.75%, 02/13/25	120	130,684
4.38%, 03/11/29 (Call 12/11/28)	214	240,630
4.50%, 09/19/28 (Call 06/19/28)	276	315,559
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(b)	255	255,982
6.50%, 11/01/25 (Call 11/01/22)(b)	330	348,562
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	300	315,852
Legg Mason Inc.
4.75%, 03/15/26	180	208,640
5.63%, 01/15/44	626	845,319
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(b)	310	310,760
4.63%, 11/15/27 (Call 11/15/22)(b)	245	256,400
LSEGA Financing PLC
0.65%, 04/06/24 (Call 03/06/24)(b)	1,300	1,297,452
1.38%, 04/06/26 (Call 03/06/24)(b)	5,125	5,110,035
2.00%, 04/06/28 (Call 02/06/28)(b)	5,000	4,985,300
2.50%, 04/06/31 (Call 01/06/31)(b)	2,000	1,997,480
3.20%, 04/06/41 (Call 10/06/40)(b)	1,025	1,033,671
MAR Sukuk Ltd., 2.21%, 09/02/25(e)	1,000	1,016,280
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	352	350,018
2.00%, 03/03/25 (Call 02/03/25)	336	351,614
2.95%, 11/21/26 (Call 08/21/26)	353	383,662
2.95%, 06/01/29 (Call 03/01/29)	516	556,888
2.95%, 03/15/51 (Call 09/15/50)	365	362,708
3.30%, 03/26/27 (Call 01/26/27)	310	342,333
3.35%, 03/26/30 (Call 12/26/29)	855	947,203
3.38%, 04/01/24	316	342,604
3.50%, 02/26/28 (Call 11/26/27)	390	435,462
3.65%, 06/01/49 (Call 12/01/48)	185	206,136
3.80%, 11/21/46 (Call 05/21/46)	512	582,728
3.85%, 03/26/50 (Call 09/26/49)	456	523,164
3.95%, 02/26/48 (Call 08/26/47)	295	342,755
Mexico Remittances Funding Fiduciary Estate Management Sarl
4.88%, 01/15/28(b)	200	188,500
4.88%, 01/15/28	600	565,500
Midcap Financial Issuer Trust, 6.50%, 05/01/28 (Call 05/01/24)(b)	400	414,736
Mirae Asset Securities Co. Ltd.
2.13%, 07/30/23(e)	250	255,080
2.63%, 07/30/25(e)	200	203,986
Mitsubishi HC Capital Inc.
3.56%, 02/28/24 (Call 01/28/24)(b)	600	639,744
3.64%, 04/13/25(b)	175	188,883
3.96%, 09/19/23 (Call 08/19/23)(b)	320	342,688

Security	Par (000)	Value

Diversified Financial Services (continued)
Muthoot Finance Ltd., 4.40%, 09/02/23(e)	$200	$201,940
Nasdaq Inc.
0.45%, 12/21/22 (Call 12/21/21)	400	400,040
1.65%, 01/15/31 (Call 10/15/30)	395	366,039
2.50%, 12/21/40 (Call 06/21/40)	180	162,409
3.25%, 04/28/50 (Call 10/28/49)	525	504,278
3.85%, 06/30/26 (Call 03/30/26)	570	636,006
4.25%, 06/01/24 (Call 03/01/24)	341	374,479
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(b)	385	380,927
5.50%, 08/15/28 (Call 08/15/23)(b)	395	399,396
6.00%, 01/15/27 (Call 01/15/23)(b)	365	381,378
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	245	240,063
5.00%, 03/15/27 (Call 09/15/26)	295	297,295
5.50%, 01/25/23	400	418,644
5.63%, 08/01/33	250	234,320
5.88%, 10/25/24	162	171,082
6.13%, 03/25/24	360	380,250
6.50%, 06/15/22	400	419,936
6.75%, 06/25/25	300	326,670
6.75%, 06/15/26	100	107,867
7.25%, 01/25/22	100	103,878
7.25%, 09/25/23	200	217,302
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.50%, 03/15/27 (Call 12/15/26)(b)	105	117,185
4.88%, 04/15/45 (Call 10/15/44)(b)	105	113,886
NFP Corp.
6.88%, 08/15/28 (Call 08/15/23)(b)	702	736,019
7.00%, 05/15/25 (Call 05/15/22)(b)	208	224,236
Nomura Holdings Inc.
2.65%, 01/16/25	640	666,502
2.68%, 07/16/30	710	703,951
3.10%, 01/16/30	715	734,141
Nuveen Finance LLC, 4.13%, 11/01/24(b)	365	404,650
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	185	210,097
OneMain Finance Corp.
4.00%, 09/15/30 (Call 09/15/25)	385	372,484
5.38%, 11/15/29 (Call 05/15/29)	280	302,190
5.63%, 03/15/23	355	379,190
6.13%, 05/15/22	390	408,619
6.13%, 03/15/24 (Call 09/15/23)	533	575,763
6.63%, 01/15/28 (Call 07/15/27)	385	440,348
6.88%, 03/15/25	415	471,411
7.13%, 03/15/26	635	741,743
8.25%, 10/01/23	80	91,074
8.88%, 06/01/25 (Call 06/01/22)	305	337,980
Orient HuiZhi Ltd., 3.63%, 11/30/22(e)	600	619,062
ORIX Corp.
2.25%, 03/09/31	425	415,493
2.90%, 07/18/22	133	136,849
3.25%, 12/04/24	384	414,236
3.70%, 07/18/27	256	285,330
4.05%, 01/16/24	265	288,169
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 12/15/22 (Call 12/15/21)(b)	58	58,894
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (Call 02/15/23)(b)	408	428,123
5.25%, 08/15/22 (Call 07/15/22)(b)	194	202,730

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
5.50%, 02/15/24(b)	$530	$581,140
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	335	320,806
5.38%, 10/15/25 (Call 10/15/22)(b)	265	279,257
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 03/15/23)(b)	170	172,842
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(b)	300	378,516
Power Finance Corp. Ltd.
3.25%, 09/16/24(e)	600	623,526
3.35%, 05/16/31(e)	400	385,276
4.50%, 06/18/29(e)	200	209,380
5.25%, 08/10/28(e)	200	221,960
6.15%, 12/06/28(e)	200	234,562
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24(e)	855	1,047,084
PRA Group Inc., 7.38%, 09/01/25 (Call 09/01/22)(b)	55	58,825
QIIB Senior Sukuk Ltd., 4.26%, 03/05/24(e)	400	431,768
Quicken Loans LLC, 5.25%, 01/15/28 (Call 01/15/23)(b)	425	447,516
Quicken Loans LLC/Quicken Loans Co-Issuer Inc.
3.63%, 03/01/29 (Call 03/09/23)(b)	375	364,879
3.88%, 03/01/31 (Call 03/01/26)(b)	400	389,956
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	50	53,437
4.65%, 04/01/30 (Call 01/01/30)	180	213,145
4.95%, 07/15/46	364	459,761
REC Ltd.
3.38%, 07/25/24(e)	400	415,628
4.75%, 05/19/23(e)	400	422,616
5.25%, 11/13/23(e)	200	216,414
Shinhan Card Co. Ltd., 1.38%, 10/19/25(e)	400	399,404
Shriram Transport Finance Co. Ltd.
4.40%, 03/13/24	600	594,666
5.95%, 10/24/22(e)	400	408,032
SIHC International Capital Ltd., 4.35%, 09/26/23(e)	200	212,092
SLM Corp., 4.20%, 10/29/25 (Call 09/29/25)	300	315,717
Soar Wise Ltd., 3.50%, 05/31/22(e)	400	406,628
SSG Resources Ltd., 4.25%, 10/04/22(e)	200	207,580
Standard Life Aberdeen PLC, 4.25%, 06/30/28(e)	300	318,063
State Elite Global Ltd.
0.95%, 10/24/24, (3 mo. LIBOR US + 0.770%)(a)(e)	600	598,722
2.75%, 06/13/22(e)	200	204,130
Stifel Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	40	43,821
4.25%, 07/18/24	340	376,373
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(b)	235	251,504
Sumitomo Mitsui Finance & Leasing Co. Ltd., 2.51%, 01/22/25 (Call 12/22/24)(e)	200	206,764
Sunrise Cayman Ltd., 5.25%, 03/11/24(e)	200	207,040
SURA Asset Management SA, 4.38%, 04/11/27(e)	400	435,220
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)	115	117,827
3.70%, 08/04/26 (Call 05/04/26)	201	218,346
3.95%, 12/01/27 (Call 09/01/27)	1,689	1,836,433
4.25%, 08/15/24 (Call 05/15/24)	680	742,608
4.38%, 03/19/24 (Call 02/19/24)	495	540,495
4.50%, 07/23/25 (Call 04/24/25)	668	745,508
5.15%, 03/19/29 (Call 12/19/28)	225	261,421
Texas Capital Bank Share Inc., 4.00%, 05/06/31(a)	500	503,060
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 04/01/22)(b)	195	198,828

Security	Par (000)	Value

Diversified Financial Services (continued)
Unifin Financiera SAB de CV, 9.88%, 01/28/29 (Call 01/28/25)(d)(e)	$1,000	$986,600
United Shore Financial Services LLC, 5.50%, 11/15/25 (Call 11/15/22)(b)	375	389,737
United Wholesale Mortgage LLC, 5.50%, 04/15/29 (Call 03/30/24)(b)	285	280,015
USAA Capital Corp., 1.50%, 05/01/23(b)	35	35,755
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	210	203,366
1.10%, 02/15/31 (Call 11/15/30)	765	708,030
1.90%, 04/15/27 (Call 02/15/27)	595	615,040
2.00%, 08/15/50 (Call 02/15/50)	1,058	879,833
2.05%, 04/15/30 (Call 01/15/30)	592	598,317
2.15%, 09/15/22 (Call 08/15/22)	199	204,067
2.70%, 04/15/40 (Call 10/15/39)	662	657,631
2.75%, 09/15/27 (Call 06/15/27)	396	425,934
2.80%, 12/14/22 (Call 10/14/22)	523	542,565
3.15%, 12/14/25 (Call 09/14/25)	1,374	1,503,651
3.65%, 09/15/47 (Call 03/15/47)	220	247,350
4.15%, 12/14/35 (Call 06/14/35)	887	1,063,380
4.30%, 12/14/45 (Call 06/14/45)	1,410	1,736,034
VistaJet Malta Finance PLC/XO Management Holding Inc., 10.50%, 06/01/24 (Call 06/01/22)(b)	125	135,341
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	600	593,946
2.75%, 03/15/31 (Call 12/15/30)	607	589,027
2.85%, 01/10/25 (Call 12/10/24)	322	340,463
4.25%, 06/09/23 (Call 05/09/23)	75	80,273
6.20%, 11/17/36	325	399,158
Xingsheng BVI Co. Ltd., 3.38%, 07/25/22(e)	400	408,532

		204,475,258

Electric — 2.4%
Abu Dhabi National Energy Co. PJSC
3.88%, 05/06/24(e)	200	217,146
4.00%, 10/03/49(e)	200	221,684
4.38%, 04/23/25(e)	200	223,944
4.38%, 06/22/26(e)	800	910,208
4.88%, 04/23/30(e)	800	955,128
6.50%, 10/27/36(b)	380	537,521
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(e)	400	463,916
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(e)	600	603,042
Adani Transmission Ltd., 4.25%, 05/21/36(e)	290	294,427
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	300	307,758
3.80%, 10/01/47 (Call 04/01/47)	215	226,307
3.95%, 06/01/28 (Call 03/01/28)	15	16,709
Series G, 4.15%, 05/01/49 (Call 11/01/48)	180	202,351
Series H, 3.45%, 01/15/50 (Call 07/15/49)	345	346,511
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	105	114,038
3.15%, 09/15/49 (Call 03/15/49)	65	65,321
3.75%, 12/01/47 (Call 06/01/47)	300	329,682
3.80%, 06/15/49 (Call 12/15/48)	5	5,564
4.00%, 12/01/46 (Call 06/01/46)	25	28,442
4.25%, 09/15/48 (Call 03/15/48)	110	130,270
Series M, 3.65%, 04/01/50 (Call 10/01/49)	225	245,167
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)(b)	950	934,467
2.45%, 01/15/31 (Call 10/15/30)(b)	75	72,407

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.30%, 07/15/25 (Call 06/15/25)(b)	$515	$549,247
3.95%, 07/15/30 (Call 04/15/30)(b)	100	107,777
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(e)	600	621,864
Alabama Power Co.
3.45%, 10/01/49 (Call 04/01/49)	525	557,686
3.75%, 03/01/45 (Call 09/01/44)	401	442,471
3.85%, 12/01/42	80	88,648
4.15%, 08/15/44 (Call 02/15/44)	159	184,079
4.30%, 01/02/46 (Call 07/02/45)	210	249,167
6.00%, 03/01/39	75	104,405
6.13%, 05/15/38	60	83,954
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	480	449,496
Series A, 4.30%, 07/15/48 (Call 01/15/48)	363	434,783
Series B, 3.70%, 12/01/47 (Call 06/01/47)	37	40,429
Alliant Energy Finance LLC
3.75%, 06/15/23 (Call 05/15/23)(b)	205	217,507
4.25%, 06/15/28 (Call 03/15/28)(b)	125	140,896
Ameren Corp.
2.50%, 09/15/24 (Call 08/15/24)	306	322,056
3.50%, 01/15/31 (Call 10/15/30)	160	173,254
3.65%, 02/15/26 (Call 11/15/25)	295	323,836
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	240	227,047
3.25%, 03/01/25 (Call 12/01/24)	115	123,793
3.25%, 03/15/50 (Call 09/15/49)	679	703,634
3.70%, 12/01/47 (Call 06/01/47)	165	182,280
4.15%, 03/15/46 (Call 09/15/45)	15	17,547
4.50%, 03/15/49 (Call 09/15/48)	125	155,263
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	175	172,821
3.20%, 11/13/27 (Call 08/13/27)	400	433,268
3.25%, 03/01/50 (Call 09/01/49)	160	152,698
Series F, 2.95%, 12/15/22 (Call 09/15/22)	157	162,172
Series J, 4.30%, 12/01/28 (Call 09/01/28)	510	581,206
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	34	36,737
4.40%, 05/15/44 (Call 11/15/43)	335	383,893
4.45%, 06/01/45 (Call 12/01/44)	15	17,287
7.00%, 04/01/38	95	138,997
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	20	23,351
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	95	99,289
Arizona Public Service Co.
2.60%, 08/15/29 (Call 05/15/29)	149	154,228
2.65%, 09/15/50 (Call 03/15/50)	15	13,637
2.95%, 09/15/27 (Call 06/15/27)	300	324,012
3.15%, 05/15/25 (Call 02/15/25)	150	161,498
3.35%, 05/15/50 (Call 11/15/49)	140	143,571
3.50%, 12/01/49 (Call 06/01/49)	515	536,702
3.75%, 05/15/46 (Call 11/15/45)	55	59,699
4.20%, 08/15/48 (Call 02/15/48)	285	329,246
4.25%, 03/01/49 (Call 09/01/48)	60	69,538
4.35%, 11/15/45 (Call 05/15/45)	105	123,701
4.50%, 04/01/42 (Call 10/01/41)	33	39,058
5.05%, 09/01/41 (Call 03/01/41)	295	372,673
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	200	224,766
Ausgrid Finance Pty Ltd.
3.85%, 05/01/23 (Call 02/01/23)(b)	250	262,292
4.35%, 08/01/28 (Call 05/01/28)(b)	200	222,902

Security	Par (000)	Value

Electric (continued)
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	$481	$517,498
3.20%, 04/15/25 (Call 03/15/25)	88	94,916
3.80%, 06/01/29 (Call 03/01/29)	483	537,391
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	55	65,543
Baltimore Gas & Electric Co.
2.90%, 06/15/50 (Call 12/15/49)	420	401,125
3.20%, 09/15/49 (Call 03/15/49)	174	174,738
3.35%, 07/01/23 (Call 04/01/23)	255	268,895
3.50%, 08/15/46 (Call 02/15/46)	205	216,439
3.75%, 08/15/47 (Call 02/15/47)	179	197,641
4.25%, 09/15/48 (Call 03/15/48)	25	29,579
6.35%, 10/01/36	45	64,222
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(b)	158	179,049
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	595	561,067
2.80%, 01/15/23 (Call 12/15/22)	340	353,148
2.85%, 05/15/51 (Call 11/15/50)	425	392,496
3.25%, 04/15/28 (Call 01/15/28)	910	988,742
3.50%, 02/01/25 (Call 11/01/24)	370	401,295
3.70%, 07/15/30 (Call 04/15/30)	226	253,247
3.75%, 11/15/23 (Call 08/15/23)	380	408,679
3.80%, 07/15/48 (Call 01/15/48)	480	522,979
4.05%, 04/15/25 (Call 03/15/25)	307	342,523
4.25%, 10/15/50 (Call 04/15/50)	342	401,402
4.45%, 01/15/49 (Call 07/15/48)	300	360,516
4.50%, 02/01/45 (Call 08/01/44)	340	403,107
5.15%, 11/15/43 (Call 05/15/43)	535	681,199
5.95%, 05/15/37	5	6,732
6.13%, 04/01/36	645	883,773
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	165	165,274
3.05%, 10/15/29 (Call 07/15/29)	277	290,595
3.88%, 10/15/49 (Call 04/15/49)	261	269,835
4.20%, 09/15/46 (Call 03/15/46)	9	9,725
4.25%, 11/30/23 (Call 08/30/23)	25	27,019
4.35%, 05/01/33 (Call 02/01/33)	540	616,064
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(b)	225	214,427
4.50%, 02/15/28 (Call 02/15/23)(b)	520	525,309
4.63%, 02/01/29 (Call 02/01/24)(b)	350	345,257
5.00%, 02/01/31 (Call 02/01/26)(b)	455	447,929
5.13%, 03/15/28 (Call 03/15/23)(b)	575	584,355
5.25%, 06/01/26 (Call 06/01/21)(b)	235	241,171
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(e)	200	230,714
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	38	38,722
3.95%, 03/01/48 (Call 09/01/47)	160	181,690
4.50%, 04/01/44 (Call 10/01/43)	180	222,104
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	25	26,923
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	235	279,955
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	240	230,352
Series K2, 6.95%, 03/15/33	3	4,194
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	43	45,377
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	45	46,136
2.50%, 09/01/24 (Call 08/01/24)	315	330,693
2.95%, 03/01/30 (Call 12/01/29)	125	129,046

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.70%, 09/01/49 (Call 03/01/49)	$155	$159,166
4.25%, 11/01/28 (Call 08/01/28)	335	378,734
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(e)	600	606,384
CGNPC International Ltd.
2.75%, 07/02/24(e)	400	415,964
3.88%, 09/11/23(e)	800	847,224
Chile Electricity PEC SpA,0.00% 01/25/28(h)	200	163,924
China Clean Energy Development Ltd., 4.00%, 11/05/25(e)	200	214,060
China Huadian Overseas Development 2018 Ltd., 3.38%, (Call 06/23/25)(a)(e)(g)	1,000	1,022,760
China Huaneng Group Hong Kong Treasury Management Holding Ltd.
2.60%, 12/10/24(e)	200	209,508
2.85%, (Call 12/09/23)(a)(e)(g)	800	807,416
3.00%, 12/10/29(e)	200	203,724
3.08%, (Call 12/09/25)(a)(e)(g)	600	608,550
China Southern Power Grid International Finance BVI 2018 Co. Ltd., 4.25%, 09/18/28(e)	800	893,384
China Southern Power Grid International Finance BVI Co. Ltd., 3.50%, 05/08/27(e)	400	435,576
Chugoku Electric Power Co. Inc. (The)
2.40%, 08/27/24(e)	200	208,938
3.49%, 02/28/24(e)	200	213,680
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(b)	410	404,149
4.75%, 03/15/28 (Call 03/15/23)(b)	435	456,115
5.00%, 09/15/26 (Call 09/15/21)	150	154,905
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	502	551,151
4.97%, 05/01/46 (Call 11/01/45)	35	39,834
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28 (Call 01/01/28)(b)	285	295,203
4.55%, 11/15/30 (Call 08/15/30)(b)	497	556,073
5.95%, 12/15/36	5	6,193
CLP Power Hong Kong Financing Ltd.
2.13%, 06/30/30(e)	400	388,488
3.38%, 10/26/27(e)	200	219,222
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	15	16,008
3.45%, 08/15/27 (Call 05/15/27)	31	34,252
3.75%, 12/01/50 (Call 12/01/30)(a)	150	151,218
4.75%, 06/01/50 (Call 03/01/30)(a)	179	197,800
4.88%, 03/01/44 (Call 09/01/43)	80	97,739
Colbun SA, 3.15%, 03/06/30 (Call 12/06/29)(e)	600	613,128
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(e)	366	413,559
Comision Federal de Electricidad
3.35%, 02/09/31 (Call 11/09/30)(b)	800	771,184
3.35%, 02/09/31 (Call 11/09/30)(e)	400	385,592
4.68%, 02/09/51 (Call 08/09/50)(b)	400	372,396
4.68%, 02/09/51 (Call 08/09/50)(e)	200	186,198
4.75%, 02/23/27(e)	600	660,276
4.88%, 01/15/24(e)	200	218,526
5.75%, 02/14/42(e)	200	217,690
6.13%, 06/16/45(e)	200	238,244
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	375	376,687
2.55%, 06/15/26 (Call 03/15/26)	187	198,297
3.00%, 03/01/50 (Call 09/01/49)	52	51,004

Security	Par (000)	Value

Electric (continued)
3.13%, 03/15/51 (Call 09/15/50)	$300	$299,874
3.65%, 06/15/46 (Call 12/15/45)	109	119,686
3.70%, 08/15/28 (Call 05/15/28)	335	378,322
3.70%, 03/01/45 (Call 09/01/44)	192	211,142
3.80%, 10/01/42 (Call 04/01/42)	10	11,119
4.00%, 03/01/48 (Call 09/01/47)	135	154,667
4.00%, 03/01/49 (Call 09/01/48)	300	344,193
4.35%, 11/15/45 (Call 05/15/45)	131	156,634
4.60%, 08/15/43 (Call 02/15/43)	190	232,581
4.70%, 01/15/44 (Call 07/15/43)	113	140,877
6.45%, 01/15/38	208	299,888
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	175	189,056
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	490	541,817
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	175	176,631
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	105	108,282
4.00%, 04/01/48 (Call 10/01/47)	187	217,554
4.30%, 04/15/44 (Call 10/15/43)	80	95,740
Series A, 0.75%, 12/01/25 (Call 11/01/25)	410	403,998
Series A, 3.20%, 03/15/27 (Call 12/15/26)	43	47,002
Series A, 4.15%, 06/01/45 (Call 12/01/44)	48	56,679
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	135	140,792
3.80%, 05/15/28 (Call 02/15/28)	40	44,476
3.85%, 06/15/46 (Call 12/15/45)	222	239,025
3.95%, 03/01/43 (Call 09/01/42)	500	551,235
4.45%, 03/15/44 (Call 09/15/43)	343	401,989
4.50%, 12/01/45 (Call 06/01/45)	25	29,519
4.50%, 05/15/58 (Call 11/15/57)	206	244,357
4.63%, 12/01/54 (Call 06/01/54)	50	60,083
5.70%, 06/15/40	178	238,226
Series 06-A, 5.85%, 03/15/36	166	218,141
Series 06-B, 6.20%, 06/15/36	355	485,431
Series 08-B, 6.75%, 04/01/38	255	369,906
Series 12-A, 4.20%, 03/15/42	15	17,049
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	475	515,988
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	570	631,235
Series A, 4.13%, 05/15/49 (Call 11/15/48)	240	270,840
Series C, 3.00%, 12/01/60 (Call 06/01/60)	200	181,828
Series C, 4.00%, 11/15/57 (Call 05/15/57)	385	419,742
Series C, 4.30%, 12/01/56 (Call 06/01/56)	425	487,029
Series D, 4.00%, 12/01/28 (Call 09/01/28)	100	112,976
Series E, 4.65%, 12/01/48 (Call 06/01/48)	625	760,044
Consorcio Transmantaro SA, 4.70%, 04/16/34(d)(e)	200	216,290
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	480	412,517
3.10%, 08/15/50 (Call 02/15/50)	337	342,068
3.25%, 08/15/46 (Call 02/15/46)	5	5,190
3.38%, 08/15/23 (Call 05/15/23)	25	26,490
3.50%, 08/01/51 (Call 02/01/51)	150	162,878
3.75%, 02/15/50 (Call 08/15/49)	170	191,780
3.95%, 07/15/47 (Call 01/15/47)	385	445,584
4.05%, 05/15/48 (Call 11/15/47)	365	429,828
4.35%, 04/15/49 (Call 10/15/48)	185	228,146
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	435	462,962
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	139	148,833
4.15%, 05/15/45 (Call 11/15/44)	200	230,050

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Dominion Energy Inc.
3.07%, 08/15/24(c)	$602	$642,129
3.30%, 04/15/41 (Call 10/15/40)	400	405,192
3.90%, 10/01/25 (Call 07/01/25)	499	552,772
4.25%, 06/01/28 (Call 03/01/28)	459	522,659
4.70%, 12/01/44 (Call 06/01/44)	160	193,053
5.75%, 10/01/54 (Call 10/01/24)(a)	55	60,290
7.00%, 06/15/38	345	500,698
Series A, 1.45%, 04/15/26 (Call 03/15/26)	270	270,327
Series A, 3.30%, 03/15/25 (Call 02/15/25)	50	54,037
Series A, 4.60%, 03/15/49 (Call 09/15/48)	195	235,392
Series B, 2.75%, 09/15/22 (Call 06/15/22)	200	205,004
Series B, 3.60%, 03/15/27 (Call 01/15/27)	350	386,596
Series B, 5.95%, 06/15/35	160	213,302
Series C, 3.38%, 04/01/30 (Call 01/01/30)	504	542,934
Series C, 4.05%, 09/15/42 (Call 03/15/42)	366	404,712
Series C, 4.90%, 08/01/41 (Call 02/01/41)	230	282,566
Series D, 2.85%, 08/15/26 (Call 05/15/26)	347	369,722
Series E, 6.30%, 03/15/33	150	199,303
Series F, 5.25%, 08/01/33	85	105,673
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	119	147,258
5.10%, 06/01/65 (Call 12/01/64)	65	89,536
5.30%, 05/15/33	25	31,980
5.45%, 02/01/41 (Call 08/01/40)	165	218,397
6.05%, 01/15/38	129	178,722
6.63%, 02/01/32	220	304,044
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	120	129,096
4.35%, 04/15/29 (Call 01/15/29)	225	243,747
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/21)(b)	200	207,426
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	314	316,883
2.95%, 03/01/50 (Call 09/01/49)	327	318,524
3.25%, 04/01/51 (Call 10/01/50)	300	309,870
3.38%, 03/01/25 (Call 12/01/24)	214	231,488
3.65%, 03/15/24 (Call 12/15/23)	255	274,762
3.70%, 03/15/45 (Call 09/15/44)	325	357,116
3.70%, 06/01/46 (Call 12/01/45)	133	145,255
3.75%, 08/15/47 (Call 02/15/47)	270	299,141
3.95%, 03/01/49 (Call 09/01/48)	550	634,293
4.30%, 07/01/44 (Call 01/01/44)	115	136,269
Series A, 1.90%, 04/01/28 (Call 02/01/28)	460	461,785
Series A, 4.00%, 04/01/43 (Call 10/01/42)	70	79,904
Series A, 4.05%, 05/15/48 (Call 11/15/47)	38	44,007
Series C, 2.63%, 03/01/31 (Call 12/01/30)	180	186,219
DTE Energy Co.
2.25%, 11/01/22	149	152,929
2.85%, 10/01/26 (Call 07/01/26)	680	725,125
2.95%, 03/01/30 (Call 12/01/29)	150	155,535
3.80%, 03/15/27 (Call 12/15/26)	169	187,582
6.38%, 04/15/33	485	646,185
Series B, 2.60%, 06/15/22	32	32,736
Series B, 3.30%, 06/15/22 (Call 04/15/22)	146	149,843
Series C, 2.53%, 10/01/24	357	375,571
Series C, 3.40%, 06/15/29 (Call 03/15/29)	166	178,412
Series C, 3.50%, 06/01/24 (Call 03/01/24)	660	706,820
Series D, 3.70%, 08/01/23 (Call 07/01/23)	446	475,021
Series F, 1.05%, 06/01/25 (Call 05/01/25)	470	468,346
Series F, 3.85%, 12/01/23 (Call 09/01/23)	75	80,550

Security	Par (000)	Value

Electric (continued)
Series H, 0.55%, 11/01/22	$390	$390,788
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	650	664,287
2.45%, 02/01/30 (Call 11/01/29)	200	203,914
2.50%, 03/15/23 (Call 01/15/23)	265	274,755
2.55%, 04/15/31 (Call 01/15/31)	400	407,960
2.95%, 12/01/26 (Call 09/01/26)	578	627,581
3.05%, 03/15/23 (Call 02/15/23)	255	267,633
3.20%, 08/15/49 (Call 02/15/49)	150	151,466
3.35%, 05/15/22	181	186,696
3.45%, 04/15/51 (Call 10/15/50)	400	419,368
3.70%, 12/01/47 (Call 06/01/47)	340	368,217
3.75%, 06/01/45 (Call 12/01/44)	186	204,200
3.88%, 03/15/46 (Call 09/15/45)	164	182,020
3.95%, 11/15/28 (Call 08/15/28)	355	403,436
3.95%, 03/15/48 (Call 09/15/47)	160	181,605
4.00%, 09/30/42 (Call 03/30/42)	305	348,466
4.25%, 12/15/41 (Call 06/15/41)	73	86,130
5.30%, 02/15/40	303	399,821
6.00%, 01/15/38	105	145,747
6.05%, 04/15/38	220	306,458
6.10%, 06/01/37	209	284,181
6.45%, 10/15/32	100	134,597
Series A, 6.00%, 12/01/28	50	63,071
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	355	349,877
2.45%, 06/01/30 (Call 03/01/30)	845	842,152
2.65%, 09/01/26 (Call 06/01/26)	1,215	1,280,829
3.05%, 08/15/22 (Call 05/15/22)	100	102,647
3.15%, 08/15/27 (Call 05/15/27)	272	293,504
3.40%, 06/15/29 (Call 03/15/29)	85	91,608
3.75%, 04/15/24 (Call 01/15/24)	1,100	1,189,958
3.75%, 09/01/46 (Call 03/01/46)	1,104	1,140,697
3.95%, 10/15/23 (Call 07/15/23)	140	150,391
3.95%, 08/15/47 (Call 02/15/47)	236	250,972
4.20%, 06/15/49 (Call 12/15/48)	250	276,335
4.80%, 12/15/45 (Call 06/15/45)	546	647,922
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	235	225,807
2.50%, 12/01/29 (Call 09/01/29)	275	283,816
3.20%, 01/15/27 (Call 10/15/26)	200	218,060
3.40%, 10/01/46 (Call 04/01/46)	20	20,936
3.80%, 07/15/28 (Call 04/15/28)	1,166	1,306,829
3.85%, 11/15/42 (Call 05/15/42)	92	103,166
4.20%, 07/15/48 (Call 01/15/48)	300	355,104
5.65%, 04/01/40	65	88,240
6.35%, 09/15/37	215	308,093
6.40%, 06/15/38	379	546,499
Duke Energy Florida Project Finance LLC, Series 2026, 2.54%, 09/01/31	150	154,547
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	310	286,654
6.12%, 10/15/35	11	14,775
6.35%, 08/15/38	220	312,726
6.45%, 04/01/39	60	86,570
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	60	74,542
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	121	122,756
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	479	473,314
3.65%, 02/01/29 (Call 11/01/28)	143	157,390

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.70%, 06/15/46 (Call 12/15/45)	$5	$5,378
3.80%, 09/01/23 (Call 06/01/23)	75	80,216
4.30%, 02/01/49 (Call 08/01/48)	25	29,397
Duke Energy Progress LLC
2.50%, 08/15/50 (Call 02/15/50)	250	220,917
3.25%, 08/15/25 (Call 05/15/25)	100	108,837
3.45%, 03/15/29 (Call 12/15/28)	375	411,176
3.60%, 09/15/47 (Call 03/15/47)	280	298,561
3.70%, 09/01/28 (Call 06/01/28)	40	44,517
3.70%, 10/15/46 (Call 04/15/46)	360	391,864
4.10%, 05/15/42 (Call 11/15/41)	53	61,083
4.10%, 03/15/43 (Call 09/15/42)	195	224,043
4.15%, 12/01/44 (Call 06/01/44)	205	236,105
4.20%, 08/15/45 (Call 02/15/45)	229	265,823
4.38%, 03/30/44 (Call 09/30/43)	10	11,870
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(b)	85	82,719
3.62%, 08/01/27 (Call 05/01/27)(b)	25	27,309
E.ON International Finance BV, 6.65%, 04/30/38(b)	200	284,346
Edison International
2.40%, 09/15/22 (Call 08/15/22)	140	142,848
2.95%, 03/15/23 (Call 01/15/23)	160	165,586
3.13%, 11/15/22 (Call 10/15/22)	32	33,077
3.55%, 11/15/24 (Call 10/15/24)	690	743,089
4.13%, 03/15/28 (Call 12/15/27)	175	189,109
4.95%, 04/15/25 (Call 03/15/25)	451	504,223
5.75%, 06/15/27 (Call 04/15/27)	202	236,528
EDP Finance BV
1.71%, 01/24/28(b)	250	243,302
3.63%, 07/15/24(b)	422	455,642
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	64	72,684
6.00%, 05/15/35	415	547,812
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(b)	965	1,057,302
4.50%, 09/21/28 (Call 06/21/28)(b)	1,072	1,238,664
4.50%, 12/04/69(e)	600	687,930
4.75%, 10/13/35 (Call 04/13/35)(b)	375	441,487
4.88%, 09/21/38 (Call 03/21/38)(b)	255	303,692
4.88%, 01/22/44(b)	380	462,331
4.95%, 10/13/45 (Call 04/13/45)(b)	1,248	1,535,202
5.00%, 09/21/48 (Call 03/21/48)(b)	485	604,126
5.25%, (Call 01/29/23)(a)(b)(g)	105	110,100
5.25%, 10/13/55 (Call 04/13/55)(b)	135	171,126
5.60%, 01/27/40(b)	150	195,562
6.00%, 01/22/14(b)	307	420,093
6.95%, 01/26/39(b)	654	954,618
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)	855	934,695
4.75%, 06/15/46 (Call 12/15/45)	670	769,334
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(e)	400	438,984
Empresa Electrica Guacolda SA, 4.56%, 04/30/25 (Call 01/30/25)(e)	200	156,916
Empresas Publicas de Medellin ESP
4.25%, 07/18/29 (Call 04/18/29)(e)	400	404,384
4.38%, 02/15/31(e)	400	403,092
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	185	201,792
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	619	716,189

Security	Par (000)	Value

Electric (continued)
Enel Finance International NV
2.65%, 09/10/24(b)	$840	$883,042
2.88%, 05/25/22(b)	27	27,649
3.50%, 04/06/28(b)	510	551,509
3.63%, 05/25/27(b)	430	468,541
4.25%, 09/14/23(b)	715	773,101
4.63%, 09/14/25(b)	791	898,014
4.75%, 05/25/47(b)	351	419,227
4.88%, 06/14/29(b)	200	234,720
6.00%, 10/07/39(b)	575	778,165
6.80%, 09/15/37(b)	500	713,550
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	402	432,335
Engie Energia Chile SA, 3.40%, 01/28/30 (Call 10/28/29)(e)	400	411,140
Engie SA, 2.88%, 10/10/22(b)	210	216,922
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	240	218,760
3.35%, 06/15/52 (Call 12/15/51)	400	412,564
3.50%, 04/01/26 (Call 01/01/26)	319	351,490
3.70%, 06/01/24 (Call 03/01/24)	50	54,231
4.20%, 04/01/49 (Call 10/01/48)	200	231,488
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	470	462,264
1.90%, 06/15/28 (Call 04/15/28)	285	280,654
2.40%, 06/15/31 (Call 03/05/31)	425	415,782
2.80%, 06/15/30 (Call 03/15/30)	365	372,818
2.95%, 09/01/26 (Call 06/01/26)	775	830,622
3.75%, 06/15/50 (Call 12/15/49)	135	140,393
4.00%, 07/15/22 (Call 05/15/22)	787	816,442
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)	340	320,834
2.40%, 10/01/26 (Call 07/01/26)	270	282,887
2.90%, 03/15/51 (Call 09/15/50)	10	9,529
3.05%, 06/01/31 (Call 03/01/31)	483	514,125
3.12%, 09/01/27 (Call 06/01/27)	120	130,615
3.25%, 04/01/28 (Call 01/01/28)	278	300,062
4.00%, 03/15/33 (Call 12/15/32)	565	652,083
4.20%, 09/01/48 (Call 03/01/48)	222	260,326
4.20%, 04/01/50 (Call 10/01/49)	250	295,355
4.95%, 01/15/45 (Call 01/15/25)	100	109,980
5.40%, 11/01/24	50	57,783
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	150	157,767
3.85%, 06/01/49 (Call 12/01/48)	325	355,426
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	75	70,510
3.55%, 09/30/49 (Call 03/30/49)	405	416,344
4.00%, 03/30/29 (Call 12/30/28)	126	140,610
4.50%, 03/30/39 (Call 09/30/38)	250	289,097
Eskom Holdings SOC Ltd.
6.35%, 08/10/28(e)	1,040	1,131,198
6.75%, 08/06/23(e)	400	418,008
7.13%, 02/11/25(e)	600	629,550
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	661	693,832
2.90%, 09/15/29 (Call 06/15/29)	257	264,324
Evergy Kansas Central Inc.
3.10%, 04/01/27 (Call 01/01/27)	200	214,680
3.25%, 09/01/49 (Call 03/01/49)	99	100,238

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.45%, 04/15/50 (Call 10/15/49)	$50	$52,772
4.10%, 04/01/43 (Call 10/01/42)	99	112,955
4.13%, 03/01/42 (Call 09/01/41)	33	37,735
4.25%, 12/01/45 (Call 06/01/45)	238	276,970
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)	150	164,709
4.20%, 06/15/47 (Call 12/15/46)	165	190,991
4.20%, 03/15/48 (Call 09/15/47)	50	58,121
5.30%, 10/01/41 (Call 04/01/41)	55	70,462
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	804	928,347
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	10	10,009
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	350	354,448
3.45%, 01/15/50 (Call 07/15/49)	484	495,171
Series H, 3.15%, 01/15/25 (Call 10/15/24)	355	380,145
Series L, 2.90%, 10/01/24 (Call 08/01/24)	690	734,898
Series M, 3.30%, 01/15/28 (Call 10/15/27)	100	108,012
Series N, 3.80%, 12/01/23 (Call 11/01/23)	123	132,596
Series O, 4.25%, 04/01/29 (Call 01/01/29)	290	333,729
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	705	693,600
Series R, 1.65%, 08/15/30 (Call 05/15/30)	550	516,840
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	339	369,435
3.50%, 06/01/22 (Call 05/01/22)	745	767,365
3.95%, 06/15/25 (Call 03/15/25)	887	977,891
4.05%, 04/15/30 (Call 01/15/30)	595	668,001
4.45%, 04/15/46 (Call 10/15/45)	360	421,427
4.70%, 04/15/50 (Call 10/15/49)	317	384,733
4.95%, 06/15/35 (Call 12/15/34)	128	153,866
5.10%, 06/15/45 (Call 12/15/44)	135	170,124
5.63%, 06/15/35	75	96,544
Exelon Generation Co. LLC
3.25%, 06/01/25 (Call 05/01/25)	40	43,012
4.25%, 06/15/22 (Call 03/15/22)	265	273,597
5.60%, 06/15/42 (Call 12/15/41)	310	348,796
5.75%, 10/01/41 (Call 04/01/41)	130	145,638
6.25%, 10/01/39	661	785,645
FEL Energy VI Sarl, 5.75%, 12/01/40	400	415,912
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	140	141,114
2.65%, 03/01/30 (Call 12/01/29)	257	251,798
Series A, 1.60%, 01/15/26 (Call 12/15/25)	221	215,351
Series A, 3.35%, 07/15/22 (Call 05/15/22)	225	229,853
Series B, 2.25%, 09/01/30 (Call 06/01/30)	345	324,790
Series B, 4.40%, 07/15/27 (Call 04/15/27)	620	679,049
Series B, 4.75%, 03/15/23 (Call 12/15/22)	482	510,308
Series C, 3.40%, 03/01/50 (Call 09/01/49)	250	229,662
Series C, 5.35%, 07/15/47 (Call 01/15/47)	420	487,557
Series C, 7.38%, 11/15/31	688	931,786
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(b)	150	153,521
4.35%, 01/15/25 (Call 10/15/24)(b)	250	272,700
4.55%, 04/01/49 (Call 10/01/48)(b)	208	231,544
5.45%, 07/15/44 (Call 01/15/44)(b)	200	241,910
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	80	82,977
2.85%, 04/01/25 (Call 03/01/25)	235	251,868
3.13%, 12/01/25 (Call 06/01/25)	820	890,520
3.15%, 10/01/49 (Call 04/01/49)	235	241,984
3.25%, 06/01/24 (Call 12/01/23)	200	214,084

Security	Par (000)	Value

Electric (continued)
3.70%, 12/01/47 (Call 06/01/47)	$382	$429,062
3.95%, 03/01/48 (Call 09/01/47)	305	355,404
3.99%, 03/01/49 (Call 09/01/48)	445	521,286
4.05%, 06/01/42 (Call 12/01/41)	205	240,172
4.05%, 10/01/44 (Call 04/01/44)	105	123,145
4.13%, 02/01/42 (Call 08/01/41)	186	219,631
4.13%, 06/01/48 (Call 12/01/47)	260	308,425
4.95%, 06/01/35	353	452,486
5.63%, 04/01/34	250	332,642
5.65%, 02/01/37	50	66,536
5.69%, 03/01/40	130	180,800
5.95%, 02/01/38	229	321,241
5.96%, 04/01/39	150	212,932
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	604	647,681
Georgia Power Co.
2.85%, 05/15/22	140	143,546
4.30%, 03/15/42	736	847,261
4.30%, 03/15/43	265	306,200
Series 10-C, 4.75%, 09/01/40	215	257,953
Series A, 2.10%, 07/30/23	47	48,597
Series A, 2.20%, 09/15/24 (Call 08/15/24)	315	329,090
Series B, 2.65%, 09/15/29 (Call 06/15/29)	120	124,205
Series B, 3.70%, 01/30/50 (Call 07/30/49)	551	583,294
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	620	676,817
Hero Asia Investment Ltd., 1.50%, 11/18/23(e)	400	399,716
Hongkong Electric Finance Ltd.
1.88%, 08/27/30 (Call 02/27/30)(e)	400	380,284
2.88%, 05/03/26(e)	200	212,192
Iberdrola International BV, 6.75%, 07/15/36	210	313,645
Idaho Power Co., Series K, 4.20%, 03/01/48 (Call 09/01/47)	35	40,889
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	300	300,192
3.85%, 05/15/28 (Call 02/15/28)	160	178,203
4.25%, 08/15/48 (Call 02/15/48)	266	308,052
Series K, 4.55%, 03/15/46 (Call 09/15/45)	280	334,964
Series L, 3.75%, 07/01/47 (Call 01/01/47)	59	63,131
Indianapolis Power & Light Co., 4.05%, 05/01/46 (Call 11/01/45)(b)	19	21,155
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/51 (Call 07/15/50)(e)	600	599,328
4.88%, 01/14/48(e)	210	210,871
Inkia Energy Ltd., 5.88%, 11/09/27 (Call 11/09/22)(e)	400	406,620
Instituto Costarricense de Electricidad, 6.38%, 05/15/43	200	171,398
InterGen NV, 7.00%, 06/30/23 (Call 06/30/21)(b)	200	193,106
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	315	313,932
3.25%, 12/01/24 (Call 09/01/24)	170	183,796
3.50%, 09/30/49 (Call 03/30/49)	55	57,092
3.70%, 09/15/46 (Call 03/15/46)	110	117,432
4.10%, 09/26/28 (Call 06/26/28)	195	221,015
6.25%, 07/15/39	175	242,984
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)	155	167,247
Israel Electric Corp. Ltd.
4.25%, 08/14/28	200	222,310
6.88%, 06/21/23(e)	400	448,620
Series 6, 5.00%, 11/12/24(b)(e)	1,050	1,178,845

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	$120	$123,655
3.25%, 06/30/26 (Call 03/30/26)	168	181,855
3.35%, 11/15/27 (Call 08/15/27)	225	245,101
3.65%, 06/15/24 (Call 03/15/24)	20	21,511
5.30%, 07/01/43 (Call 01/01/43)	165	206,034
Jersey Central Power & Light Co., 4.30%, 01/15/26 (Call 10/15/25)(b)	79	87,197
Kallpa Generacion SA
4.13%, 08/16/27 (Call 05/16/27)(e)	223	229,822
4.88%, 05/24/26 (Call 02/24/26)(e)	200	209,844
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	375	380,591
4.38%, 10/01/45 (Call 04/01/45)	469	550,817
5.13%, 11/01/40 (Call 05/01/40)	410	519,384
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(e)	600	612,384
2.63%, 06/19/22(e)	600	614,478
Korea Electric Power Corp.
1.13%, 06/15/25	200	199,380
2.50%, 06/24/24(e)	375	396,424
Korea Hydro & Nuclear Power Co. Ltd.
3.00%, 09/19/22(b)	200	206,886
3.75%, 07/25/23	200	214,050
Korea Southern Power Co. Ltd., 0.75%, 01/27/26	400	389,312
Lamar Funding Ltd., 3.96%, 05/07/25(e)	375	379,447
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(b)	245	232,566
LLPL Capital Pte Ltd., 6.88%, 02/04/39(e)	182	213,196
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	55	64,528
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	73	79,243
Massachusetts Electric Co., 5.90%, 11/15/39(b)	15	20,225
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(e)	155	176,854
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	205	223,969
3.15%, 04/15/50 (Call 10/15/49)	158	162,462
3.50%, 10/15/24 (Call 07/15/24)	170	184,598
3.65%, 04/15/29 (Call 01/15/29)	586	656,197
3.65%, 08/01/48 (Call 02/01/48)	205	226,023
3.95%, 08/01/47 (Call 02/01/47)	133	152,163
4.25%, 05/01/46 (Call 11/01/45)	240	283,066
4.25%, 07/15/49 (Call 01/15/49)	50	60,279
4.40%, 10/15/44 (Call 04/15/44)	395	474,312
4.80%, 09/15/43 (Call 03/15/43)	135	168,975
5.75%, 11/01/35	45	60,648
5.80%, 10/15/36	10	13,507
6.75%, 12/30/31	252	351,265
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	305	332,322
Midland Cogeneration Venture LP, 6.00%, 03/15/25(b)(d)	99	103,120
Minejesa Capital BV
4.63%, 08/10/30(e)	800	842,928
5.63%, 08/10/37	400	423,908
Mississippi Power Co., Series 12-A, 4.25%, 03/15/42	46	52,710
Mong Duong Finance Holdings BV, 5.13%, 05/07/29	250	251,930

Security	Par (000)	Value

Electric (continued)
Monongahela Power Co.
4.10%, 04/15/24 (Call 01/15/24)(b)	$10	$10,774
5.40%, 12/15/43 (Call 06/15/43)(b)	90	112,964
Narragansett Electric Co. (The)
3.40%, 04/09/30 (Call 01/09/30)(b)	535	575,890
3.92%, 08/01/28 (Call 05/01/28)(b)	100	111,185
National Central Cooling Co. PJSC, 2.50%, 10/21/27(e)	300	296,766
National Grid USA, 5.80%, 04/01/35	55	67,187
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	175	171,610
1.35%, 03/15/31 (Call 12/15/30)	165	150,411
2.30%, 09/15/22 (Call 08/15/22)	639	654,278
2.70%, 02/15/23 (Call 12/15/22)	600	621,576
2.85%, 01/27/25 (Call 10/27/24)	69	73,531
2.95%, 02/07/24 (Call 12/07/23)	18	19,073
3.05%, 04/25/27 (Call 01/25/27)	130	139,875
3.25%, 11/01/25 (Call 08/01/25)	375	406,905
3.40%, 11/15/23 (Call 08/15/23)	1,075	1,145,595
3.40%, 02/07/28 (Call 11/07/27)	349	380,071
3.70%, 03/15/29 (Call 12/15/28)	150	165,179
3.90%, 11/01/28 (Call 08/01/28)	155	174,708
4.02%, 11/01/32 (Call 05/01/32)	704	811,128
4.30%, 03/15/49 (Call 09/15/48)	356	425,804
4.40%, 11/01/48 (Call 05/01/48)	200	243,328
4.75%, 04/30/43 (Call 04/30/23)(a)	10	10,464
5.25%, 04/20/46 (Call 04/20/26)(a)	251	272,819
Series C, 8.00%, 03/01/32	125	185,128
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	250	277,485
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	735	741,865
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	200	198,664
Series N, 6.65%, 04/01/36	55	78,152
Series R, 6.75%, 07/01/37	309	441,960
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(b)	35	31,127
3.80%, 12/05/47 (Call 06/05/47)(b)	568	610,748
New York State Electric & Gas Corp.
3.25%, 12/01/26 (Call 09/01/26)(b)	55	59,942
3.30%, 09/15/49 (Call 03/15/49)(b)	100	99,355
NextEra Energy Capital Holdings Inc. 1.95%, 09/01/22	40	40,822
2.25%, 06/01/30 (Call 03/01/30)	1,600	1,583,968
2.75%, 05/01/25 (Call 04/01/25)	299	318,872
2.75%, 11/01/29 (Call 08/01/29)	382	397,120
2.80%, 01/15/23 (Call 12/15/22)	65	67,449
3.15%, 04/01/24 (Call 03/01/24)	355	380,141
3.25%, 04/01/26 (Call 02/01/26)	572	620,975
3.50%, 04/01/29 (Call 01/01/29)	403	441,079
3.55%, 05/01/27 (Call 02/01/27)	355	393,904
4.80%, 12/01/77 (Call 12/01/27)(a)	315	351,600
5.65%, 05/01/79 (Call 05/01/29)(a)	10	11,609
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(b)	250	261,702
4.25%, 07/15/24 (Call 04/15/24)(b)	200	212,184
4.50%, 09/15/27 (Call 06/15/27)(b)	300	324,405
Niagara Mohawk Power Corp.
3.03%, 06/27/50 (Call 12/27/49)(b)	50	46,902
4.28%, 12/15/28 (Call 09/15/28)(b)	15	17,045
4.28%, 10/01/34 (Call 04/01/34)(b)	100	114,638

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	$167	$169,391
2.25%, 04/01/31 (Call 11/01/30)	215	217,746
2.60%, 06/01/51 (Call 12/01/50)	235	216,689
2.90%, 03/01/50 (Call 09/01/49)	275	270,361
3.20%, 04/01/52 (Call 10/01/51)	170	175,253
3.40%, 08/15/42 (Call 02/15/42)	385	414,857
3.60%, 05/15/46 (Call 11/15/45)	175	190,754
3.60%, 09/15/47 (Call 03/15/47)	65	71,212
4.00%, 08/15/45 (Call 02/15/45)	300	348,471
4.13%, 05/15/44 (Call 11/15/43)	170	199,435
5.35%, 11/01/39	36	47,805
6.20%, 07/01/37	115	163,446
6.25%, 06/01/36	70	97,871
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	420	470,102
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(b)	285	286,291
2.45%, 12/02/27 (Call 10/02/27)(b)	345	345,956
3.38%, 02/15/29 (Call 02/15/24)(b)	195	191,279
3.63%, 02/15/31 (Call 02/15/26)(b)	400	391,928
3.75%, 06/15/24 (Call 05/15/24)(b)	260	277,976
4.45%, 06/15/29 (Call 03/15/29)(b)	194	212,463
5.25%, 06/15/29 (Call 06/15/24)(b)	350	374,913
5.75%, 01/15/28 (Call 01/15/23)	346	367,452
6.63%, 01/15/27 (Call 07/15/21)	525	546,892
7.25%, 05/15/26 (Call 05/15/21)	377	391,066
NSTAR Electric Co.
3.20%, 05/15/27 (Call 02/15/27)	332	361,807
3.25%, 05/15/29 (Call 02/15/29)	275	298,705
3.95%, 04/01/30 (Call 01/01/30)	55	62,539
4.40%, 03/01/44 (Call 09/01/43)	5	5,984
NTPC Ltd.
3.75%, 04/03/24(e)	600	632,286
4.38%, 11/26/24(e)	200	217,270
4.50%, 03/19/28(e)	400	431,356
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)(b)	250	250,207
5.05%, 10/01/48 (Call 04/01/48)	85	103,139
5.25%, 09/01/50	15	18,127
5.38%, 11/01/40	110	133,477
5.95%, 11/01/39	360	457,481
Ohio Edison Co., 6.88%, 07/15/36	91	124,092
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	290	330,014
Series P, 2.60%, 04/01/30 (Call 01/01/30)	300	308,940
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	172	162,322
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	25	26,863
3.80%, 08/15/28 (Call 02/15/28)	150	166,343
3.85%, 08/15/47 (Call 02/15/47)	49	53,175
4.15%, 04/01/47 (Call 10/01/46)	345	389,836
OmGrid Funding Ltd., 5.20%, 05/16/27(e)	200	208,728
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)(b)	370	360,791
2.75%, 06/01/24 (Call 05/01/24)	595	630,623
2.95%, 04/01/25 (Call 01/01/25)	124	132,598
3.10%, 09/15/49 (Call 03/15/49)	378	379,516
3.70%, 11/15/28 (Call 08/15/28)	205	229,832
3.70%, 05/15/50 (Call 11/15/49)	275	305,591
3.75%, 04/01/45 (Call 10/01/44)	255	282,456

Security	Par (000)	Value

Electric (continued)
3.80%, 09/30/47 (Call 03/30/47)	$125	$139,164
3.80%, 06/01/49 (Call 12/01/48)	313	352,851
4.10%, 11/15/48 (Call 05/15/48)	50	58,510
4.55%, 12/01/41 (Call 06/01/41)	75	91,708
5.25%, 09/30/40	55	72,228
5.30%, 06/01/42 (Call 12/01/41)	255	338,449
5.35%, 10/01/52 (Call 04/01/52)(b)	255	354,751
7.00%, 09/01/22	10	10,869
7.00%, 05/01/32	118	167,514
7.25%, 01/15/33	135	197,275
7.50%, 09/01/38	155	244,736
Orazul Energy Egenor SCA, 5.63%, 04/28/27 (Call 04/25/22)(e)	435	439,724
Oryx Funding Ltd., 5.80%, 02/03/31	400	423,604
Pacific Gas & Electric Co.
1.75%, 06/16/22 (Call 06/16/21)	835	835,676
2.10%, 08/01/27 (Call 06/01/27)	600	585,648
2.50%, 02/01/31 (Call 11/01/30)	1,088	1,023,895
3.15%, 01/01/26	1,545	1,609,658
3.30%, 12/01/27 (Call 09/01/27)	610	630,221
3.30%, 08/01/40 (Call 02/01/40)	1,074	959,673
3.45%, 07/01/25	292	309,497
3.50%, 08/01/50 (Call 02/01/50)	1,528	1,321,094
3.75%, 07/01/28	125	131,798
3.85%, 11/15/23 (Call 08/15/23)	100	106,185
3.95%, 12/01/47 (Call 06/01/47)	635	586,181
4.00%, 12/01/46 (Call 06/01/46)	5	4,588
4.25%, 08/01/23 (Call 07/01/23)	1,060	1,131,253
4.25%, 03/15/46 (Call 09/15/45)	505	481,795
4.30%, 03/15/45 (Call 09/15/44)	95	91,593
4.50%, 07/01/40 (Call 01/01/40)	787	792,273
4.55%, 07/01/30 (Call 01/01/30)	200	215,008
4.60%, 06/15/43 (Call 12/15/42)	50	50,057
4.75%, 02/15/44 (Call 08/15/43)	134	136,093
4.95%, 07/01/50 (Call 01/01/50)	1,230	1,258,228
Pacific Gas and Electric Co.
3.25%, 06/01/31 (Call 03/01/31)	700	692,748
4.20%, 06/01/41 (Call 12/01/40)	345	342,495
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)	54	55,844
3.30%, 03/15/51 (Call 09/15/50)	540	552,922
4.10%, 02/01/42 (Call 08/01/41)	150	172,128
4.13%, 01/15/49 (Call 07/15/48)	235	271,705
4.15%, 02/15/50 (Call 08/15/49)	296	344,855
5.75%, 04/01/37	55	73,635
6.00%, 01/15/39	272	376,198
6.25%, 10/15/37	325	454,457
6.35%, 07/15/38	9	12,774
7.70%, 11/15/31	175	253,692
PacifiCorp., 3.50%, 06/15/29 (Call 03/15/29)	590	646,357
Pampa Energia SA, 7.50%, 01/24/27 (Call 01/24/22)(e)	150	122,931
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	335	340,115
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	60	57,229
3.00%, 09/15/49 (Call 03/15/49)	104	103,377
3.05%, 03/15/51 (Call 09/15/50)	50	50,203
3.15%, 10/15/25 (Call 07/15/25)	200	215,722
3.90%, 03/01/48 (Call 09/01/47)	675	771,403
5.95%, 10/01/36	75	104,460

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(b)	$108	$111,129
3.60%, 06/01/29 (Call 03/01/29)(b)	348	365,198
Perusahaan Listrik Negara PT
3.88%, 07/17/29(e)	400	421,124
4.13%, 05/15/27(e)	811	873,812
4.88%, 07/17/49(e)	200	215,102
5.25%, 05/15/47(e)	200	222,370
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30 (Call 03/30/30)(e)	600	592,242
3.38%, 02/05/30(e)	600	608,202
4.00%, 06/30/50 (Call 12/30/49)(e)	400	387,200
4.38%, 02/05/50(e)	200	202,480
5.25%, 10/24/42(e)	200	222,828
6.15%, 05/21/48(e)	400	494,060
6.25%, 01/25/49(e)	400	500,904
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)	450	472,918
5.25%, 07/01/30 (Call 06/15/25)	405	432,350
Pike Corp., 5.50%, 09/01/28 (Call 09/01/23)(b)	210	217,276
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	5	5,025
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	200	214,982
4.15%, 03/15/43 (Call 09/15/42)	215	250,561
6.50%, 11/15/37	200	287,944
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	338	363,482
3.40%, 06/01/23 (Call 03/01/23)	55	57,809
3.50%, 12/01/22 (Call 09/01/22)	65	67,623
3.95%, 03/15/24 (Call 12/15/23)	145	156,707
4.00%, 09/15/47 (Call 03/15/47)	265	291,277
4.20%, 06/15/22 (Call 03/15/22)	230	237,155
4.70%, 06/01/43 (Call 12/01/42)	90	107,827
5.00%, 03/15/44 (Call 09/15/43)	100	122,254
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	115	113,146
3.95%, 06/01/47 (Call 12/01/46)	485	552,003
4.13%, 06/15/44 (Call 12/15/43)	200	227,344
4.15%, 10/01/45 (Call 04/01/45)	25	28,911
4.15%, 06/15/48 (Call 12/15/47)	175	205,894
4.75%, 07/15/43 (Call 01/15/43)	110	136,178
6.25%, 05/15/39	75	105,127
Progress Energy Inc.
6.00%, 12/01/39	195	261,292
7.00%, 10/30/31	100	135,945
7.75%, 03/01/31	250	352,847
PSEG Power LLC
3.85%, 06/01/23 (Call 05/01/23)	422	449,983
8.63%, 04/15/31	360	545,609
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	100	101,699
3.60%, 09/15/42 (Call 03/15/42)	135	148,638
3.70%, 06/15/28 (Call 12/15/27)	110	122,521
3.80%, 06/15/47 (Call 12/15/46)	284	319,622
4.05%, 09/15/49 (Call 03/15/49)	260	305,994
4.10%, 06/15/48 (Call 12/15/47)	90	105,157
4.30%, 03/15/44 (Call 09/15/43)	486	583,545
6.50%, 08/01/38	55	80,215

Security	Par (000)	Value

Electric (continued)
Series 17, 6.25%, 09/01/37	$95	$136,267
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	88	90,160
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	505	493,269
Series 36, 2.70%, 01/15/51 (Call 07/15/49)	305	284,284
Public Service Co. of New Hampshire, 3.60%, 07/01/49 (Call 01/01/49)	250	271,940
Public Service Electric & Gas Co.
2.05%, 08/01/50 (Call 02/01/50)	75	61,541
2.25%, 09/15/26 (Call 06/15/26)	407	427,122
2.45%, 01/15/30 (Call 10/15/29)	385	395,002
2.70%, 05/01/50 (Call 11/01/49)	158	148,103
3.00%, 05/15/25 (Call 02/15/25)	14	14,999
3.00%, 05/15/27 (Call 02/15/27)	30	32,486
3.15%, 01/01/50 (Call 07/01/49)	405	414,003
3.20%, 05/15/29 (Call 02/15/29)	204	220,697
3.20%, 08/01/49 (Call 02/01/49)	345	355,337
3.25%, 09/01/23 (Call 08/01/23)	80	85,028
3.60%, 12/01/47 (Call 06/01/47)	255	278,641
3.65%, 09/01/28 (Call 06/01/28)	35	38,997
3.65%, 09/01/42 (Call 03/01/42)	18	19,785
3.70%, 05/01/28 (Call 02/01/28)	150	167,151
3.80%, 01/01/43 (Call 07/01/42)	50	56,132
3.80%, 03/01/46 (Call 09/01/45)	26	29,506
3.85%, 05/01/49 (Call 11/01/48)	585	665,549
3.95%, 05/01/42 (Call 11/01/41)	90	103,469
5.50%, 03/01/40	180	244,458
5.80%, 05/01/37	150	203,031
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	115	113,093
1.60%, 08/15/30 (Call 05/15/30)	100	93,071
2.65%, 11/15/22 (Call 10/15/22)	411	424,201
2.88%, 06/15/24 (Call 05/15/24)	170	180,290
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	345	371,886
4.10%, 06/15/30 (Call 03/15/30)	34	37,407
5.63%, 07/15/22 (Call 04/15/22)	30	31,408
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	115	116,883
4.22%, 06/15/48 (Call 12/15/47)	130	152,194
4.30%, 05/20/45 (Call 11/20/44)	138	162,071
5.64%, 04/15/41 (Call 10/15/40)	200	270,122
5.76%, 10/01/39	444	604,302
5.80%, 03/15/40	250	342,542
6.27%, 03/15/37	135	184,224
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	376	397,120
4.15%, 05/15/48 (Call 11/15/47)	140	163,541
4.50%, 08/15/40	150	178,997
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	19	20,225
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	396	433,010
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	247	287,103
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	50	51,293
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	409	389,778
Saudi Electricity Global Sukuk Co. 2
3.47%, 04/08/23(e)	250	262,507
5.06%, 04/08/43(e)	400	472,940
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24(e)	400	433,156
5.50%, 04/08/44(e)	400	500,832

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Saudi Electricity Global Sukuk Co. 4
4.22%, 01/27/24(e)	$400	$434,248
4.72%, 09/27/28(e)	600	703,854
Saudi Electricity Global Sukuk Co. 5
1.74%, 09/17/25(e)	400	402,872
2.41%, 09/17/30(e)	1,000	1,003,070
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	436	448,134
2.90%, 02/01/23 (Call 01/01/23)	235	244,381
3.25%, 06/15/27 (Call 03/15/27)	1,008	1,093,620
3.40%, 02/01/28 (Call 10/01/27)	297	322,429
3.55%, 06/15/24 (Call 03/15/24)	225	242,408
3.75%, 11/15/25 (Call 08/15/25)	150	165,104
3.80%, 02/01/38 (Call 08/01/37)	115	126,275
4.00%, 02/01/48 (Call 08/01/47)	480	518,400
4.05%, 12/01/23 (Call 09/01/23)	147	158,490
6.00%, 10/15/39	556	753,313
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	363	384,275
Sinosing Services Pte Ltd., 2.63%, 02/20/30(e)	400	391,924
SMC Global Power Holdings Corp.
5.70%, (Call 01/21/26)(a)(e)(g)	400	406,968
6.50%, (Call 04/25/24)(a)(e)(g)	200	206,038
Southern California Edison Co.
1.20%, 02/01/26 (Call 01/01/26)	75	74,358
2.25%, 06/01/30 (Call 03/01/30)	465	453,859
2.85%, 08/01/29 (Call 05/01/29)	565	581,973
3.65%, 02/01/50 (Call 08/01/49)	195	194,126
4.00%, 04/01/47 (Call 10/01/46)	745	778,920
4.05%, 03/15/42 (Call 09/15/41)	203	215,150
4.50%, 09/01/40 (Call 03/01/40)	205	234,200
4.65%, 10/01/43 (Call 04/01/43)	280	322,098
5.50%, 03/15/40	135	169,622
5.63%, 02/01/36	351	444,882
6.00%, 01/15/34	163	214,893
6.05%, 03/15/39	716	943,351
6.65%, 04/01/29	180	221,346
Series 04-G, 5.75%, 04/01/35	15	19,334
Series 05-E, 5.35%, 07/15/35	275	342,270
Series 06-E, 5.55%, 01/15/37	130	160,475
Series 08-A, 5.95%, 02/01/38	155	200,530
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	45	47,006
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	50	45,256
Series A, 4.20%, 03/01/29 (Call 12/01/28)	185	207,818
Series B, 3.65%, 03/01/28 (Call 12/01/27)	195	212,798
Series B, 4.88%, 03/01/49 (Call 09/01/48)	264	311,781
Series C, 3.50%, 10/01/23 (Call 07/01/23)	115	122,277
Series C, 3.60%, 02/01/45 (Call 08/01/44)	276	274,951
Series C, 4.13%, 03/01/48 (Call 09/01/47)	371	395,972
Series D, 3.40%, 06/01/23 (Call 05/01/23)	310	326,808
Series E, 3.70%, 08/01/25 (Call 06/01/25)	535	587,077
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	587	614,466
3.25%, 07/01/26 (Call 04/01/26)	1,001	1,080,730
4.25%, 07/01/36 (Call 01/01/36)	430	491,215
4.40%, 07/01/46 (Call 01/01/46)	492	559,311
Series A, 3.70%, 04/30/30 (Call 01/30/30)	575	627,940
Series B, 4.00%, 01/15/51 (Call 01/15/26)(a)	50	53,250
Series B, 5.50%, 03/15/57 (Call 03/15/22)(a)	476	488,995

Security	Par (000)	Value

Electric (continued)
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	$140	$157,023
5.15%, 09/15/41	395	460,945
Series F, 4.95%, 12/15/46 (Call 06/15/46)	104	120,413
Southwestern Electric Power Co.
6.20%, 03/15/40	180	246,836
Series J, 3.90%, 04/01/45 (Call 10/01/44)	395	421,623
Series K, 2.75%, 10/01/26 (Call 07/01/26)	569	603,077
Series L, 3.85%, 02/01/48 (Call 08/01/47)	438	463,356
Series M, 4.10%, 09/15/28 (Call 06/15/28)	446	501,398
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	65	67,497
3.70%, 08/15/47 (Call 02/15/47)	320	347,146
3.75%, 06/15/49 (Call 12/15/48)	85	94,096
4.50%, 08/15/41 (Call 02/15/41)	10	12,043
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	66	79,125
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	200	201,264
SP Group Treasury Pte Ltd., 3.38%, 02/27/29 (Call 11/27/28)(b)	500	543,565
SP PowerAssets Ltd., 3.25%, 11/24/25(b)	200	218,340
SPIC MTN Co. Ltd., 1.63%, 07/27/25(e)	800	793,896
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(e)	400	445,996
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(e)	919	961,568
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/24(e)	400	437,552
4.85%, 05/07/44(e)	200	252,878
State Grid Overseas Investment 2016 Ltd.
1.00%, 08/05/25 (Call 07/05/25)(e)	600	586,476
1.63%, 08/05/30 (Call 05/05/30)(e)	1,000	926,930
2.75%, 05/04/22(e)	1,000	1,019,770
2.88%, 05/18/26(e)	200	212,124
3.50%, 05/04/27(e)	1,050	1,154,349
4.25%, 05/02/28(e)	400	451,740
Tabreed Sukuk Spc Ltd., 5.50%, 10/31/25(e)	200	229,918
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/21)	250	208,025
6.63%, 01/15/28 (Call 01/15/23)(b)	70	70,789
7.25%, 05/15/27 (Call 05/15/22)(b)	265	272,295
7.63%, 06/01/28 (Call 06/01/23)(b)	220	228,252
10.50%, 01/15/26 (Call 01/15/22)(b)	300	275,712
Tampa Electric Co.
3.63%, 06/15/50 (Call 12/15/49)	145	156,032
4.10%, 06/15/42 (Call 12/15/41)	165	184,892
4.30%, 06/15/48 (Call 12/15/47)	75	87,702
4.35%, 05/15/44 (Call 11/15/43)	60	70,511
4.45%, 06/15/49 (Call 12/15/48)	75	91,379
Termocandelaria Power Ltd., 7.88%, 01/30/29 (Call 01/30/23)(e)	185	201,554
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 03/01/22)(b)	320	328,682
Three Gorges Finance I Cayman Islands Ltd.
2.30%, 10/16/24 (Call 09/16/24)(e)	400	413,412
3.15%, 06/02/26(e)	600	636,498
3.20%, 10/16/49 (Call 04/16/49)(e)	200	184,564
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28(e)	400	464,004
Toledo Edison Co. (The), 6.15%, 05/15/37	232	306,808

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	$100	$104,129
6.50%, 03/15/40	126	144,659
Transelec SA, 4.63%, 07/26/23(b)	43	46,100
Tri-State Generation & Transmission Association Inc., 6.00%, 06/15/40(b)	25	33,152
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	280	262,178
4.00%, 06/15/50 (Call 12/15/49)	135	150,699
4.85%, 12/01/48 (Call 06/01/48)	98	121,332
Union Electric Co.
2.95%, 03/15/30 (Call 12/15/29)	10	10,568
3.25%, 10/01/49 (Call 04/01/49)	115	117,675
3.50%, 03/15/29 (Call 12/15/28)	293	323,173
3.65%, 04/15/45 (Call 10/15/44)	10	10,873
3.90%, 09/15/42 (Call 03/15/42)	377	422,225
4.00%, 04/01/48 (Call 10/01/47)	95	108,851
5.30%, 08/01/37	5	6,363
8.45%, 03/15/39	10	16,588
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	417	365,876
3.30%, 12/01/49 (Call 06/01/49)	230	237,820
3.45%, 09/01/22 (Call 06/01/22)	5	5,164
4.00%, 01/15/43 (Call 07/15/42)	165	187,851
4.45%, 02/15/44 (Call 08/15/43)	520	627,229
4.60%, 12/01/48 (Call 06/01/48)	205	255,690
6.35%, 11/30/37	153	217,854
8.88%, 11/15/38	525	919,711
Series A, 2.88%, 07/15/29 (Call 04/15/29)	80	84,737
Series A, 3.10%, 05/15/25 (Call 02/15/25)	155	166,462
Series A, 3.15%, 01/15/26 (Call 10/15/25)	370	400,876
Series A, 3.50%, 03/15/27 (Call 12/15/26)	244	269,344
Series A, 3.80%, 04/01/28 (Call 01/01/28)	435	486,191
Series A, 6.00%, 05/15/37	56	76,502
Series B, 2.95%, 11/15/26 (Call 08/15/26)	169	181,717
Series B, 3.80%, 09/15/47 (Call 03/15/47)	261	289,300
Series B, 4.20%, 05/15/45 (Call 11/15/44)	80	93,301
Series B, 6.00%, 01/15/36	225	305,239
Series C, 2.75%, 03/15/23 (Call 12/15/22)	130	135,096
Series C, 4.00%, 11/15/46 (Call 05/15/46)	170	193,625
Series D, 4.65%, 08/15/43 (Call 02/15/43)	15	18,598
Vistra Operations Co. LLC
3.55%, 07/15/24 (Call 06/15/24)(b)	280	290,528
3.70%, 01/30/27 (Call 11/30/26)(b)	550	568,161
4.30%, 07/15/29 (Call 04/15/29)(b)	182	191,300
5.00%, 07/31/27 (Call 07/31/22)(b)	500	517,935
5.50%, 09/01/26 (Call 09/01/21)(b)	425	439,263
5.63%, 02/15/27 (Call 02/15/22)(b)	550	572,616
WEC Energy Group Inc.
0.55%, 09/15/23	50	50,024
1.38%, 10/15/27 (Call 08/15/27)	240	233,837
3.55%, 06/15/25 (Call 03/15/25)	202	219,964
Wisconsin Electric Power Co.
2.05%, 12/15/24 (Call 11/15/24)	105	110,079
4.30%, 10/15/48 (Call 04/15/48)	102	122,651
5.63%, 05/15/33	115	147,198
Wisconsin Power & Light Co.
3.00%, 07/01/29 (Call 04/01/29)	20	21,382
3.05%, 10/15/27 (Call 07/15/27)	120	129,275
3.65%, 04/01/50 (Call 10/01/49)	285	306,563

Security	Par (000)	Value

Electric (continued)
6.38%, 08/15/37	$95	$131,298
Wisconsin Public Service Corp.
3.30%, 09/01/49 (Call 03/01/49)	365	374,873
3.67%, 12/01/42	115	123,327
4.75%, 11/01/44 (Call 05/01/44)	35	43,661
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)	160	160,294
2.60%, 12/01/29 (Call 06/01/29)	280	286,902
3.30%, 06/01/25 (Call 12/01/24)	284	307,084
3.35%, 12/01/26 (Call 06/01/26)	321	351,042
3.40%, 06/01/30 (Call 12/01/29)	338	365,334
3.50%, 12/01/49 (Call 06/01/49)	263	269,422
4.00%, 06/15/28 (Call 12/15/27)	170	190,706

		306,098,893

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	530	520,322
1.80%, 10/15/27 (Call 08/15/27)	366	371,582
1.95%, 10/15/30 (Call 07/15/30)	70	69,120
2.63%, 02/15/23 (Call 11/15/22)	70	72,509
2.75%, 10/15/50 (Call 04/15/50)	164	154,498
3.15%, 06/01/25 (Call 03/01/25)	100	108,358
5.25%, 11/15/39	30	39,585
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(b)	145	144,187
4.75%, 06/15/28 (Call 07/01/23)(b)	420	429,332
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(b)	250	261,630
Schneider Electric SE, 2.95%, 09/27/22(b)	325	336,492
WESCO Distribution Inc.
5.38%, 06/15/24 (Call 06/15/21)	60	61,155
7.13%, 06/15/25 (Call 06/15/22)(b)	660	714,463
7.25%, 06/15/28 (Call 06/15/23)(b)	499	553,640

		3,836,873

Electronics — 0.2%
AAC Technologies Holdings Inc., 3.00%, 11/27/24 (Call 11/27/22)(e)	800	823,856
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	102	99,349
2.30%, 03/12/31 (Call 12/12/30)	445	437,698
2.75%, 09/15/29 (Call 06/15/29)	300	311,109
3.05%, 09/22/26 (Call 06/22/26)	530	571,123
3.88%, 07/15/23 (Call 04/15/23)	487	517,754
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	305	323,782
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	126	134,383
3.55%, 10/01/27 (Call 07/01/27)	166	180,057
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	169	175,304
2.80%, 02/15/30 (Call 11/15/29)	455	471,011
3.20%, 04/01/24 (Call 02/01/24)	470	500,677
4.35%, 06/01/29 (Call 03/01/29)	126	145,041
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	417	446,474
3.88%, 01/12/28 (Call 10/12/27)	228	251,468
4.00%, 04/01/25 (Call 01/01/25)	15	16,284
4.50%, 03/01/23 (Call 12/01/22)	275	290,906
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	47	52,886
4.88%, 12/01/22	425	451,575

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Brightstar Escrow Corp., 9.75%, 10/15/25 (Call 10/15/22)(b)	$195	$212,443
Competition Team Technologies Ltd., 4.25%, 03/12/29(e)	400	442,352
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	290	314,957
4.75%, 06/15/25 (Call 03/15/25)	132	147,307
4.88%, 06/15/29 (Call 03/15/29)	232	264,675
4.88%, 05/12/30 (Call 02/12/30)	133	153,292
5.00%, 02/15/23	153	163,897
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	588	639,379
4.30%, 06/15/46 (Call 12/15/45)	347	400,608
Foxconn Far East Ltd.
1.63%, 10/28/25(e)	800	802,688
2.50%, 10/28/30(e)	400	391,020
Honeywell International Inc.
0.48%, 08/19/22 (Call 08/19/21)	550	550,423
1.35%, 06/01/25 (Call 05/01/25)	428	436,611
1.95%, 06/01/30 (Call 03/01/30)	580	576,526
2.15%, 08/08/22 (Call 07/08/22)	331	338,524
2.30%, 08/15/24 (Call 07/15/24)	217	229,206
2.50%, 11/01/26 (Call 08/01/26)	928	991,392
2.70%, 08/15/29 (Call 05/15/29)	225	237,488
2.80%, 06/01/50 (Call 12/01/49)	495	478,224
3.35%, 12/01/23	5	5,378
3.81%, 11/21/47 (Call 05/21/47)	370	420,313
5.70%, 03/15/36	169	226,279
5.70%, 03/15/37	19	25,243
Hubbell Inc., 3.50%, 02/15/28 (Call 11/15/27)	120	130,014
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(b)	925	960,575
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)	100	103,453
5.45%, 12/15/24 (Call 09/15/24)	224	256,572
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	330	330,465
3.00%, 01/15/31 (Call 10/15/30)	658	670,015
3.60%, 01/15/30 (Call 10/15/29)	237	255,590
3.95%, 01/12/28 (Call 10/12/27)	245	273,442
4.70%, 09/15/22	240	253,133
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	575	600,035
4.55%, 10/30/24 (Call 07/30/24)	91	101,620
4.60%, 04/06/27 (Call 01/06/27)	480	553,910
Sensata Technologies BV
4.00%, 04/15/29 (Call 03/18/24)(b)	200	201,246
4.88%, 10/15/23(b)	275	295,102
5.00%, 10/01/25(b)	300	333,000
5.63%, 11/01/24(b)	325	362,365
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	345	342,740
4.38%, 02/15/30 (Call 11/15/29)(b)	200	209,244
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	355	378,760
4.75%, 12/01/24 (Call 09/01/24)	170	190,465
4.90%, 06/15/28 (Call 03/15/28)	73	84,658
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(b)	175	175,231
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	275	296,521

Security	Par (000)	Value

Electronics (continued)
3.45%, 08/01/24 (Call 05/01/24)	$25	$26,948
7.13%, 10/01/37	170	253,999
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)(b)	350	349,114
2.40%, 04/01/28 (Call 02/01/28)(b)	50	49,398
2.95%, 04/01/31 (Call 01/01/31)(b)	250	246,083

		22,932,660

Energy - Alternate Sources — 0.0%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(e)	400	442,764
Contemporary Ruiding Development Ltd., 2.63%, 09/17/30 (Call 06/17/30)(e)	200	194,264
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27 (Call 02/09/24)(b)	400	406,388
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30 (Call 12/30/25)(b)	300	297,825
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 11/15/21)(b)	120	125,842
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25	600	619,050
5.95%, 07/29/26 (Call 07/29/22)(e)	200	215,050
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 01/02/22)(e)	200	136,668
SK Battery America Inc.
1.63%, 01/26/24(e)	200	200,132
2.13%, 01/26/26(e)	600	591,792
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(b)	215	221,145
4.75%, 01/15/30 (Call 01/15/25)(b)	205	213,610
5.00%, 01/31/28 (Call 07/31/27)(b)	330	355,126
Topaz Solar Farms LLC, 5.75%, 09/30/39(b)	382	441,908

		4,461,564

Engineering & Construction — 0.1%
AECOM
5.13%, 03/15/27 (Call 12/15/26)	417	463,950
5.88%, 10/15/24 (Call 07/15/24)	125	140,631
Aeropuerto Internacional de Tocumen SA
5.63%, 05/18/36 (Call 05/18/35)(e)	200	211,326
6.00%, 11/18/48 (Call 11/18/47)(e)	396	424,785
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	75	76,698
Bioceanico Sovereign Certificate Ltd., 0.00% 06/05/34(h)	336	243,862
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/21)(b)	410	419,373
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(b)	260	273,538
CCCI Treasure Ltd.
3.43%, (Call 11/21/24)(a)(e)(g)	200	199,580
3.65%, (Call 11/21/26)(a)(e)(g)	600	596,694
China Minmetals Corp., 3.75%, (Call 11/13/22)(a)(e)(g)	200	202,912
China Railway Xunjie Co. Ltd., 2.88%, 07/25/22(e)	200	203,736
China State Construction Finance Cayman II Ltd., 3.38%, 11/29/22(e)	200	204,866
Delhi International Airport Ltd.
6.13%, 10/31/26(e)	200	200,734
6.45%, 06/04/29(e)	600	593,724
Dianjian Haiyu Ltd., 3.00%, 06/20/22(e)	600	609,228
Dianjian International Finance Ltd., 4.60%, (Call 03/13/23)(a)(e)(g)	200	205,480

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction (continued)
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	$120	$121,987
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	213	220,055
4.25%, 09/15/28 (Call 06/15/28)	299	307,360
frontdoor Inc., 6.75%, 08/15/26 (Call 08/15/21)(b)	235	249,257
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22 (Call 05/15/21)	87	87,160
Hongkong International Qingdao Co. Ltd., 3.90%, 11/11/22(e)	1,000	1,005,050
IHS Netherlands Holdco BV
7.13%, 03/18/25 (Call 09/18/21)(e)	450	469,021
8.00%, 09/18/27 (Call 09/18/22)(e)	600	651,936
KBR Inc., 4.75%, 09/30/28 (Call 09/21/23)(b)	135	136,376
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	230	240,619
Mexico City Airport Trust
3.88%, 04/30/28(e)	200	208,150
4.25%, 10/31/26 (Call 07/31/26)(e)	400	430,444
5.50%, 10/31/46(e)	200	203,032
5.50%, 07/31/47 (Call 01/31/47)(e)	1,000	1,019,500
Michael Baker International LLC, 8.75%, 03/01/23 (Call 12/01/21)(b)	150	152,186
New Enterprise Stone & Lime Co. Inc.
6.25%, 03/15/26 (Call 03/15/22)(b)	40	41,343
9.75%, 07/15/28 (Call 07/15/23)(b)	150	168,432
PowerTeam Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(b)	400	444,192
Sepco Virgin Ltd., 3.55%, (Call 10/25/24)(a)(e)(g)	400	405,552
Sydney Airport Finance Co. Pty Ltd.
3.63%, 04/28/26 (Call 01/28/26)(b)	15	16,275
3.90%, 03/22/23(b)	650	686,998
TopBuild Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	185	183,960
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/21)(b)(d)	275	283,841
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	150	152,616
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(b)	185	191,897
Yongda Investment Ltd., 2.25%, 06/16/25(e)	200	201,354

		13,549,710

Entertainment — 0.2%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(b)	250	265,485
Allen Media LLC/Allen Media Co-Issuer Inc., 10.50%, 02/15/28 (Call 02/15/23)(b)	50	53,342
AMC Entertainment Holdings Inc.
10.50%, 04/15/25 (Call 04/15/22)(b)	190	203,344
10.50%, 04/24/26 (Call 06/15/22)(b)	152	160,696
Bally’s Corp., 6.75%, 06/01/27 (Call 06/01/22)(b)	220	234,256
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 03/01/22)(b)	200	206,152
Boyne USA Inc.
4.75%, 05/15/29 (Call 05/15/24)(b)	25	25,693
7.25%, 05/01/25 (Call 05/01/21)(b)	75	77,839
Buena Vista Gaming Authority, 13.00%, 04/01/23 (Call 04/01/22)(b)	30	32,233
Caesars Entertainment Inc.
6.25%, 07/01/25 (Call 07/01/22)(b)	1,350	1,435,657
8.13%, 07/01/27 (Call 07/01/23)(b)	845	939,243
Caesars Resort Collection LLC/CRC Finco Inc.
5.25%, 10/15/25 (Call 10/15/21)(b)	585	590,066
5.75%, 07/01/25 (Call 07/01/22)(b)	300	316,098

Security	Par (000)	Value

Entertainment (continued)
CCM Merger Inc., 6.38%, 05/01/26 (Call 11/01/22)(b)	$50	$52,235
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	145	148,998
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 06/01/21)	175	176,533
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)	100	103,257
5.50%, 05/01/25 (Call 05/01/22)(b)	470	493,378
6.50%, 10/01/28 (Call 10/01/23)(b)	175	187,931
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)	265	273,024
5.50%, 04/01/27 (Call 04/01/22)(b)	315	327,433
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/21)	275	274,654
5.88%, 03/15/26 (Call 03/15/23)(b)	175	181,573
8.75%, 05/01/25 (Call 05/01/22)(b)	100	108,848
Cirsa Finance International Sarl, 7.88%, 12/20/23 (Call 06/20/21)(b)	200	203,842
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23 (Call 02/15/22)(b)	50	52,034
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Call 03/01/22)(b)	125	120,651
Genm Capital Labuan Ltd., 3.88%, 04/19/31 (Call 01/19/31)(b)	400	396,032
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 04/15/22)(b)	150	160,425
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(b)	400	412,168
5.25%, 01/15/29 (Call 01/15/24)(b)	400	424,244
6.25%, 01/15/27 (Call 07/15/26)(b)	200	224,484
6.50%, 02/15/25 (Call 08/15/24)(b)	400	442,720
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 02/01/22)(b)	60	62,550
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 03/23/24)(b)	360	360,817
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(b)	285	283,831
4.75%, 10/15/27 (Call 10/15/22)(b)	270	272,495
4.88%, 11/01/24 (Call 11/01/21)(b)	315	320,909
5.63%, 03/15/26 (Call 03/15/22)(b)	175	181,836
6.50%, 05/15/27 (Call 05/15/23)(b)	469	520,660
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(b)	200	212,004
Midwest Gaming Borrower LLC, 4.88%, 05/01/29 (Call 05/01/24)	330	329,894
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 10/15/21)(b)(d)	200	208,684
8.00%, 02/01/26 (Call 02/01/23)(b)	465	472,026
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/22)(b)	200	203,192
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance Inc., 8.50%, 11/15/27 (Call 11/15/23)(b)	400	425,232
Penn National Gaming Inc., 5.63%, 01/15/27 (Call 01/15/22)(b)	275	285,802
Powdr Corp., 6.00%, 08/01/25 (Call 08/01/22)(b)	50	52,910

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(e)	$200	$204,112
4.63%, 04/06/31 (Call 01/06/31)	150	152,379
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/21)(b)	480	495,706
7.00%, 05/15/28 (Call 05/15/23)(b)	305	328,854
7.25%, 11/15/29 (Call 11/15/24)(b)	225	247,736
8.25%, 03/15/26 (Call 03/15/22)(b)	485	524,023
8.63%, 07/01/25 (Call 07/01/22)(b)	145	158,656
SeaWorld Parks & Entertainment Inc.
8.75%, 05/01/25 (Call 05/01/22)(b)	100	108,748
9.50%, 08/01/25 (Call 02/01/22)(b)	160	173,691
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/21)(b)	435	439,524
5.50%, 04/15/27 (Call 04/15/22)(b)	215	222,609
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(b)	240	258,850
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27 (Call 11/01/22)(b)	45	45,146
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(b)	425	443,861
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(b)	100	106,287
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(b)	365	342,469
3.88%, 07/15/30 (Call 07/15/25)(b)	220	222,664
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(b)	340	351,669
7.75%, 04/15/25 (Call 04/15/22)(b)	235	253,685

		18,578,079

Environmental Control — 0.1%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/22)(b)	130	135,491
5.13%, 07/15/29 (Call 07/15/24)(b)	50	54,051
Covanta Holding Corp.
5.00%, 09/01/30 (Call 09/01/25)	85	87,389
5.88%, 07/01/25 (Call 07/01/21)	75	78,177
6.00%, 01/01/27 (Call 01/01/22)	285	298,332
FS Luxembourg Sarl, 10.00%, 12/15/25	600	653,628
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(b)	380	366,597
3.75%, 08/01/25 (Call 08/01/22)(b)	390	396,735
4.00%, 08/01/28 (Call 08/01/23)(b)	140	133,967
4.25%, 06/01/25 (Call 06/01/22)(b)	120	124,170
5.13%, 12/15/26 (Call 12/15/22)(b)	275	288,789
8.50%, 05/01/27 (Call 05/01/22)(b)	51	56,046
Harsco Corp., 5.75%, 07/31/27 (Call 07/31/22)(b)	275	290,373
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	433	428,085
1.45%, 02/15/31 (Call 11/15/30)	730	669,352
1.75%, 02/15/32 (Call 11/15/31)	340	315,367
2.30%, 03/01/30 (Call 12/01/29)	89	88,736
2.50%, 08/15/24 (Call 07/15/24)	613	646,930
2.90%, 07/01/26 (Call 04/01/26)	413	443,442
3.05%, 03/01/50 (Call 09/01/49)	244	238,124
3.20%, 03/15/25 (Call 12/15/24)	255	274,612
3.38%, 11/15/27 (Call 08/15/27)	268	293,878
3.95%, 05/15/28 (Call 02/15/28)	370	415,232
4.75%, 05/15/23 (Call 02/15/23)	135	145,287

Security	Par (000)	Value

Environmental Control (continued)
5.70%, 05/15/41 (Call 11/15/40)	$25	$33,300
Stericycle Inc.
3.88%, 01/15/29 (Call 11/15/23)(b)	220	219,870
5.38%, 07/15/24 (Call 06/07/21)(b)	200	206,478
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(b)	190	215,143
Tuspark Forward Ltd., 6.95%, 06/18/22(e)	200	171,042
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	207	211,270
3.50%, 05/01/29 (Call 02/01/29)	1,287	1,398,712
4.25%, 12/01/28 (Call 09/01/28)	290	331,685
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	200	197,746
1.15%, 03/15/28 (Call 01/15/28)	930	888,522
1.50%, 03/15/31 (Call 12/15/30)	160	147,707
2.00%, 06/01/29 (Call 04/01/29)	140	140,092
2.40%, 05/15/23 (Call 03/15/23)	560	581,067
2.50%, 11/15/50 (Call 05/15/50)	110	96,796
2.90%, 09/15/22 (Call 06/15/22)	235	241,801
2.95%, 06/01/41 (Call 12/01/40)	325	324,174
3.13%, 03/01/25 (Call 12/01/24)	195	210,360
3.15%, 11/15/27 (Call 08/15/27)	358	389,010
3.50%, 05/15/24 (Call 02/15/24)	50	53,949
3.90%, 03/01/35 (Call 09/01/34)	20	22,848
4.10%, 03/01/45 (Call 09/01/44)	288	335,586
4.15%, 07/15/49 (Call 01/15/49)	434	518,370
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/15/22)(b)	180	184,406

		14,042,724

Food — 0.6%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(b)	375	374,190
3.50%, 02/15/23 (Call 12/15/22)(b)	300	308,772
3.50%, 03/15/29 (Call 09/15/23)(b)	595	573,110
4.63%, 01/15/27 (Call 01/15/22)(b)	540	561,427
4.88%, 02/15/30 (Call 02/15/25)(b)	400	416,600
5.75%, 03/15/25 (Call 09/15/21)(d)	134	138,151
5.88%, 02/15/28 (Call 08/15/22)(b)	314	334,551
7.50%, 03/15/26 (Call 03/15/22)(b)	210	231,491
Almarai Sukuk Ltd., 4.31%, 03/05/24(e)	200	215,700
Arcor SAIC, 6.00%, 07/06/23	300	287,676
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/22)	275	283,069
5.25%, 09/15/27 (Call 03/01/22)	230	237,958
Blossom Joy Ltd.
2.20%, 10/21/30 (Call 07/21/30)(e)	400	377,436
3.10%, (Call 07/21/25)(a)(e)(g)	200	202,342
BRF SA, 5.75%, 09/21/50 (Call 03/21/50)(e)	600	588,540
C&S Group Enterprises LLC, 5.00%, 12/15/28 (Call 12/15/23)(b)	125	124,140
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	190	188,892
2.50%, 08/02/22	80	82,147
3.13%, 04/24/50 (Call 10/24/49)	298	280,040
3.30%, 03/19/25 (Call 12/19/24)	100	107,865
3.65%, 03/15/23 (Call 02/15/23)	365	385,845
3.95%, 03/15/25 (Call 01/15/25)	231	254,809
4.15%, 03/15/28 (Call 12/15/27)	365	411,545
4.80%, 03/15/48 (Call 09/15/47)	385	463,613

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(e)	$400	$442,616
5.15%, 02/12/25 (Call 11/12/24)(e)	400	447,396
China Mengniu Dairy Co. Ltd.
1.88%, 06/17/25 (Call 05/17/25)(e)	200	199,526
2.50%, 06/17/30 (Call 03/17/30)(e)	600	582,870
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28 (Call 11/15/23)(b)	220	227,066
7.50%, 04/15/25 (Call 04/15/22)(b)	145	150,916
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	100	97,263
3.20%, 01/25/23 (Call 10/25/22)	215	223,439
4.30%, 05/01/24 (Call 04/01/24)	486	536,306
4.60%, 11/01/25 (Call 09/01/25)	237	271,000
4.85%, 11/01/28 (Call 08/01/28)	592	698,098
5.30%, 11/01/38 (Call 05/01/38)	406	505,490
5.40%, 11/01/48 (Call 05/01/48)	571	739,462
7.00%, 10/01/28	55	72,163
8.25%, 09/15/30	165	239,040
Danone SA
2.59%, 11/02/23 (Call 09/02/23)(b)	200	208,838
2.95%, 11/02/26 (Call 08/02/26)(b)	270	290,458
Del Monte Foods Inc., 11.88%, 05/15/25 (Call 05/15/22)(b)	190	216,368
Dole Food Co. Inc., 7.25%, 06/15/25 (Call 06/15/21)(b)	50	51,016
FAGE International SA/FAGE USA Dairy Industry Inc., 5.63%, 08/15/26 (Call 08/15/21)(b)	200	206,710
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)	245	241,154
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 05/01/21)(b)	100	102,818
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	630	648,805
2.88%, 04/15/30 (Call 01/15/30)	490	508,645
3.00%, 02/01/51 (Call 08/01/50)(b)	590	557,916
3.20%, 02/10/27 (Call 11/10/26)	317	345,242
3.65%, 02/15/24 (Call 11/15/23)	293	316,915
3.70%, 10/17/23 (Call 09/17/23)	758	815,055
4.00%, 04/17/25 (Call 02/17/25)	64	70,970
4.20%, 04/17/28 (Call 01/17/28)	1,004	1,143,215
5.40%, 06/15/40	35	45,933
Grupo Bimbo SAB de CV
3.88%, 06/27/24(e)	400	434,100
4.00%, 09/06/49(e)	200	201,070
4.70%, 11/10/47 (Call 05/10/47)(e)	200	224,558
4.88%, 06/27/44(e)	200	229,614
5.95%, (Call 04/17/23)(a)(d)(e)(g)	400	425,924
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	265	264,809
2.05%, 11/15/24 (Call 10/15/24)	500	523,645
2.30%, 08/15/26 (Call 05/15/26)	748	792,012
2.45%, 11/15/29 (Call 08/15/29)	209	215,696
2.65%, 06/01/50 (Call 12/01/49)	35	32,667
3.13%, 11/15/49 (Call 05/15/49)	160	162,914
3.20%, 08/21/25 (Call 05/21/25)	10	10,902
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26 (Call 06/01/21)(b)	154	158,635
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	280	271,113
Ingles Markets Inc., 5.75%, 06/15/23 (Call 06/15/21)	46	46,424
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	420	434,574

Security	Par (000)	Value

Food (continued)
3.20%, 10/01/26 (Call 07/01/26)	$257	$278,773
JBS USA LUX SA/JBS USA Finance Inc., 6.75%, 02/15/28 (Call 02/15/23)(b)	400	441,028
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
5.50%, 01/15/30 (Call 01/15/25)(b)	185	203,916
6.50%, 04/15/29 (Call 04/15/24)(b)	315	354,573
JGSH Philippines Ltd., 4.13%, 07/09/30(e)	600	640,314
JM Smucker Co. (The)
3.38%, 12/15/27 (Call 09/15/27)	1,049	1,147,344
3.50%, 03/15/25	661	720,913
3.55%, 03/15/50 (Call 09/15/49)	75	77,020
4.25%, 03/15/35	210	239,119
4.38%, 03/15/45	34	39,041
KeHE Distributors LLC/KeHE Finance Corp., 8.63%, 10/15/26 (Call 10/15/22)(b)	31	34,660
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	660	645,216
2.65%, 12/01/23	252	265,369
3.25%, 04/01/26	15	16,335
3.40%, 11/15/27 (Call 08/15/27)	273	298,717
4.30%, 05/15/28 (Call 02/15/28)	275	314,229
4.50%, 04/01/46	215	252,892
Series B, 7.45%, 04/01/31	424	603,882
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	165	219,247
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	774	816,268
3.75%, 04/01/30 (Call 01/01/30)	410	438,052
3.88%, 05/15/27 (Call 02/15/27)	555	604,018
3.95%, 07/15/25 (Call 04/15/25)	678	750,641
4.25%, 03/01/31(b)	150	165,310
4.25%, 03/01/31 (Call 12/01/30)	640	705,325
4.38%, 06/01/46 (Call 12/01/45)	1,221	1,307,874
4.63%, 01/30/29 (Call 10/30/28)	470	530,141
4.63%, 10/01/39 (Call 04/01/39)	225	250,713
4.88%, 10/01/49 (Call 04/01/49)	555	636,862
5.00%, 07/15/35 (Call 01/15/35)	785	915,381
5.00%, 06/04/42	835	962,154
5.20%, 07/15/45 (Call 01/15/45)	850	1,006,094
5.50%, 06/01/50 (Call 12/01/49)	295	364,927
6.38%, 07/15/28	190	231,859
6.50%, 02/09/40	365	484,056
6.75%, 03/15/32	250	327,803
6.88%, 01/26/39	375	514,605
7.13%, 08/01/39(b)	385	544,964
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	645	605,313
2.20%, 05/01/30 (Call 02/01/30)	280	276,805
2.65%, 10/15/26 (Call 07/15/26)	455	483,478
2.80%, 08/01/22 (Call 07/01/22)	15	15,431
3.50%, 02/01/26 (Call 11/01/25)	125	137,591
3.70%, 08/01/27 (Call 05/01/27)	266	296,790
3.85%, 08/01/23 (Call 05/01/23)	146	155,991
3.95%, 01/15/50 (Call 07/15/49)	440	481,686
4.45%, 02/01/47 (Call 08/01/46)	296	341,063
4.50%, 01/15/29 (Call 10/15/28)	200	232,952
4.65%, 01/15/48 (Call 07/15/47)	408	481,460
5.00%, 04/15/42 (Call 10/15/41)	125	154,666
5.15%, 08/01/43 (Call 02/01/43)	295	372,550
5.40%, 07/15/40 (Call 01/15/40)	230	293,807

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
5.40%, 01/15/49 (Call 07/15/48)	$150	$196,157
6.90%, 04/15/38	39	56,100
7.50%, 04/01/31	30	42,411
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(b)	350	363,024
4.88%, 11/01/26 (Call 11/01/21)(b)	150	155,736
4.88%, 05/15/28 (Call 11/15/27)(b)	240	264,223
Land O’Lakes Capital Trust I, 7.45%, 03/15/28(b)	85	98,628
MARB BondCo PLC, 3.95%, 01/29/31 (Call 01/29/26)(b)	800	761,544
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(b)	262	255,929
2.38%, 07/16/40 (Call 01/16/40)(b)	400	370,020
2.45%, 07/16/50 (Call 01/16/50)(b)	400	352,896
2.70%, 04/01/25 (Call 03/01/25)(b)	235	249,904
3.20%, 04/01/30 (Call 01/01/30)(b)	26	28,095
3.60%, 04/01/34 (Call 01/01/34)(b)	272	303,038
3.88%, 04/01/39 (Call 10/01/38)(b)	100	113,038
3.95%, 04/01/44 (Call 10/01/43)(b)	45	50,514
3.95%, 04/01/49 (Call 10/01/48)(b)	125	142,954
4.13%, 04/01/54 (Call 10/01/53)(b)	255	299,870
4.20%, 04/01/59 (Call 10/01/58)(b)	184	216,478
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	285	279,069
1.85%, 02/15/31 (Call 11/15/30)	920	874,037
2.70%, 08/15/22 (Call 07/15/22)	279	286,695
3.15%, 08/15/24 (Call 06/15/24)	860	921,215
3.40%, 08/15/27 (Call 05/15/27)	750	822,600
4.20%, 08/15/47 (Call 02/15/47)	160	184,432
Minerva Luxembourg SA, 4.38%, 03/18/31 (Call 03/18/26)(b)	1,200	1,168,008
Mondelez International Holdings Netherlands BV
2.13%, 09/19/22(b)	172	176,118
2.25%, 09/19/24 (Call 08/19/24)(b)	400	418,948
Mondelez International Inc.
0.63%, 07/01/22	282	282,891
1.50%, 05/04/25 (Call 04/04/25)	250	255,260
1.50%, 02/04/31 (Call 11/04/30)	640	590,541
1.88%, 10/15/32 (Call 07/15/32)	550	517,918
2.63%, 09/04/50 (Call 03/04/50)	150	131,277
2.75%, 04/13/30 (Call 01/13/30)	915	944,765
3.63%, 02/13/26 (Call 12/13/25)	315	348,223
4.13%, 05/07/28 (Call 02/07/28)	80	91,352
NBM U.S. Holdings Inc., 7.00%, 05/14/26 (Call 05/14/22)(e)	600	646,602
Nestle Holdings Inc.
0.38%, 01/15/24(b)	175	174,428
0.63%, 01/15/26 (Call 12/15/25)(b)(d)	175	171,728
2.38%, 11/17/22(e)	23	23,731
3.35%, 09/24/23 (Call 08/24/23)(b)	390	416,610
3.63%, 09/24/28 (Call 06/24/28)(b)	50	55,988
3.90%, 09/24/38 (Call 03/24/38)(b)	550	638,071
4.00%, 09/24/48 (Call 03/24/48)(b)	905	1,070,244
Pilgrim’s Pride Corp.
4.25%, 04/15/31 (Call 04/15/26)(b)	335	338,511
5.88%, 09/30/27 (Call 09/30/22)(b)	460	489,550
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(b)	725	719,889
4.63%, 04/15/30 (Call 04/15/25)(b)	665	671,264
5.50%, 12/15/29 (Call 12/15/24)(b)	305	328,323

Security	Par (000)	Value

Food (continued)
5.63%, 01/15/28 (Call 12/01/22)(b)	$415	$438,257
5.75%, 03/01/27 (Call 03/01/22)(b)	600	628,740
Safeway Inc., 7.25%, 02/01/31	110	128,096
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28 (Call 10/09/23)(b)	165	173,507
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(e)	600	650,796
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 03/01/24)(b)	375	377,831
Smithfield Foods Inc.
3.00%, 10/15/30 (Call 07/15/30)(b)	100	99,849
4.25%, 02/01/27 (Call 11/01/26)(b)	170	186,682
5.20%, 04/01/29 (Call 01/01/29)(b)	234	270,399
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	12	12,013
2.60%, 06/12/22	180	184,145
3.25%, 07/15/27 (Call 04/15/27)	688	744,306
3.30%, 07/15/26 (Call 04/15/26)	290	314,537
3.30%, 02/15/50 (Call 08/15/49)	39	37,704
3.55%, 03/15/25 (Call 01/15/25)	115	125,305
3.75%, 10/01/25 (Call 07/01/25)	154	169,797
4.45%, 03/15/48 (Call 09/15/47)	270	308,834
4.50%, 04/01/46 (Call 10/01/45)	515	589,963
4.85%, 10/01/45 (Call 04/01/45)	170	203,692
5.38%, 09/21/35	105	133,159
5.65%, 04/01/25 (Call 03/01/25)	145	169,644
5.95%, 04/01/30 (Call 01/01/30)	625	787,706
6.60%, 04/01/40 (Call 10/01/39)	55	78,354
6.60%, 04/01/50 (Call 10/01/49)	770	1,145,952
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	275	273,614
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	619	682,274
3.90%, 09/28/23 (Call 08/28/23)	392	421,800
3.95%, 08/15/24 (Call 05/15/24)	1,068	1,166,640
4.00%, 03/01/26 (Call 01/01/26)	282	315,287
4.35%, 03/01/29 (Call 12/01/28)	230	264,256
4.50%, 06/15/22 (Call 03/15/22)	767	794,282
4.55%, 06/02/47 (Call 12/02/46)	478	567,405
4.88%, 08/15/34 (Call 02/15/34)	215	262,311
5.10%, 09/28/48 (Call 03/28/48)	489	626,922
5.15%, 08/15/44 (Call 02/15/44)	155	195,536
U.S. Foods Inc.
4.75%, 02/15/29 (Call 02/15/24)(b)	385	389,774
6.25%, 04/15/25 (Call 04/15/22)(b)	405	430,657
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(e)	200	216,196
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(b)	240	258,511

		78,924,073

Food Service — 0.0%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)	300	307,665
5.00%, 04/01/25 (Call 04/01/22)(b)	300	307,953
5.00%, 02/01/28 (Call 02/01/23)(b)	293	306,583
6.38%, 05/01/25 (Call 05/01/22)(b)	660	702,022
Bloomin’ Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29 (Call 04/15/24)	25	25,615

		1,649,838

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	$245	$264,411
4.25%, 04/30/29 (Call 01/30/29)(e)	400	437,128
4.50%, 08/01/24 (Call 05/01/24)	260	283,114
5.15%, 01/29/50 (Call 07/29/49)(e)	450	507,384
5.50%, 11/02/47 (Call 05/02/47)	85	99,872
Clearwater Paper Corp.
4.75%, 08/15/28 (Call 08/15/23)(b)	190	191,685
5.38%, 02/01/25(b)	75	79,803
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	60	64,592
5.50%, 01/17/27	951	1,085,510
Georgia-Pacific LLC
0.63%, 05/15/24(b)	425	423,780
0.95%, 05/15/26 (Call 04/15/26)(b)	507	495,288
1.75%, 09/30/25 (Call 08/30/25)(b)	561	573,942
2.10%, 04/30/27 (Call 02/28/27)(b)	292	299,446
2.30%, 04/30/30 (Call 01/30/30)(b)	85	85,277
3.60%, 03/01/25 (Call 12/01/24)(b)	15	16,295
3.73%, 07/15/23 (Call 04/15/23)(b)	910	967,849
7.75%, 11/15/29	50	70,851
8.00%, 01/15/24	235	281,469
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	105	114,023
3.80%, 01/15/26 (Call 10/15/25)	339	376,327
4.35%, 08/15/48 (Call 02/15/48)	481	566,406
4.40%, 08/15/47 (Call 02/15/47)	587	693,640
4.80%, 06/15/44 (Call 12/15/43)	362	441,879
5.00%, 09/15/35 (Call 03/15/35)	421	517,868
5.15%, 05/15/46 (Call 11/15/45)	382	486,233
6.00%, 11/15/41 (Call 05/15/41)	154	211,283
7.30%, 11/15/39	335	506,805
Inversiones CMPC SA
3.85%, 01/13/30 (Call 10/13/29)(e)	600	639,996
4.38%, 04/04/27(e)	200	222,232
Inversiones CMPC SA/Cayman Islands Branch, 4.38%, 05/15/23 (Call 02/15/23)(e)	400	423,016
Mercer International Inc.
5.13%, 02/01/29 (Call 02/01/24)(b)	420	435,948
5.50%, 01/15/26 (Call 01/15/22)	50	51,388
Resolute Forest Products Inc., 4.88%, 03/01/26 (Call 03/01/23)(b)	170	173,259
Schweitzer-Mauduit International Inc., 6.88%, 10/01/26 (Call 10/01/21)(b)	125	132,586
Stora Enso OYJ, 7.25%, 04/15/36(b)	300	394,401
Suzano Austria GmbH
3.75%, 01/15/31 (Call 10/15/30)	15	15,357
5.00%, 01/15/30 (Call 10/15/29)	1,015	1,120,976
5.75%, 07/14/26(e)	200	234,644
6.00%, 01/15/29 (Call 10/15/28)	565	661,994
7.00%, 03/16/47 (Call 09/16/46)(e)	400	515,568

		15,163,525

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	275	305,300
5.63%, 05/20/24 (Call 03/20/24)	300	334,410
5.75%, 05/20/27 (Call 02/20/27)	100	111,777
5.88%, 08/20/26 (Call 05/20/26)	420	469,812
APT Pipelines Ltd., 4.20%, 03/23/25 (Call 12/23/24)(b)	649	709,578

Security	Par (000)	Value

Gas (continued)
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	$465	$432,124
2.63%, 09/15/29 (Call 06/15/29)	120	123,652
3.00%, 06/15/27 (Call 03/15/27)	25	26,997
3.38%, 09/15/49 (Call 03/15/49)	388	398,627
4.13%, 10/15/44 (Call 04/15/44)	110	124,645
4.13%, 03/15/49 (Call 09/15/48)	230	264,001
4.15%, 01/15/43 (Call 07/15/42)	95	106,679
4.30%, 10/01/48 (Call 04/01/48)	643	755,422
5.50%, 06/15/41 (Call 12/15/40)	143	186,815
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	360	376,308
3.15%, 08/01/27 (Call 05/01/27)(b)	350	374,741
4.49%, 02/15/42(b)	115	132,930
Brooklyn Union Gas Co. (The)
3.87%, 03/04/29 (Call 12/04/28)(b)	250	276,408
4.27%, 03/15/48 (Call 09/15/47)(b)	25	28,238
4.49%, 03/04/49 (Call 09/04/48)(b)	456	534,655
4.50%, 03/10/46 (Call 09/10/45)(b)	58	67,270
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	575	538,096
3.55%, 04/01/23 (Call 03/01/23)	385	406,872
4.00%, 04/01/28 (Call 01/01/28)	155	172,918
4.10%, 09/01/47 (Call 03/01/47)	351	378,768
5.85%, 01/15/41 (Call 07/15/40)	5	6,484
East Ohio Gas Co. (The)
1.30%, 06/15/25 (Call 05/15/25)(b)	350	351,582
2.00%, 06/15/30 (Call 03/15/30)(b)	160	155,883
3.00%, 06/15/50 (Call 12/15/49)(b)	150	143,433
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	190	202,656
3.60%, 12/15/24 (Call 09/15/24)	152	165,460
4.60%, 12/15/44 (Call 06/15/44)	210	242,036
4.80%, 11/01/43 (Call 05/01/43)	343	402,733
Series A, 2.50%, 11/15/24 (Call 10/15/24)	327	344,200
Series B, 3.00%, 11/15/29 (Call 08/15/29)	348	365,233
Series C, 3.90%, 11/15/49 (Call 05/15/49)	305	318,923
ENN Energy Holdings Ltd., 2.63%, 09/17/30 (Call 06/17/30)(e)	600	581,844
KeySpan Gas East Corp.
2.74%, 08/15/26 (Call 05/15/26)(b)	330	348,193
5.82%, 04/01/41(b)	240	319,733
Korea Gas Corp.
2.75%, 07/20/22(e)	200	205,518
2.88%, 07/16/29(e)	500	528,790
3.50%, 07/21/25(e)	625	684,969
3.50%, 07/02/26(e)	200	222,488
3.88%, 02/12/24(e)	400	435,652
Nakilat Inc., 6.07%, 12/31/33(b)	300	368,058
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	300	293,325
3.75%, 03/01/23 (Call 12/01/22)	160	167,450
3.95%, 09/15/27 (Call 06/15/27)	285	306,979
4.75%, 09/01/28 (Call 06/01/28)	120	133,470
5.20%, 07/15/25 (Call 04/15/25)	50	56,299
5.50%, 01/15/26 (Call 12/15/25)	271	314,103
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	875	865,646
1.70%, 02/15/31 (Call 11/15/30)	480	446,587
2.95%, 09/01/29 (Call 06/01/29)	422	440,171

58	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
3.49%, 05/15/27 (Call 02/15/27)	$632	$691,004
3.60%, 05/01/30 (Call 02/01/30)	635	693,871
3.95%, 03/30/48 (Call 09/30/47)	93	101,389
4.38%, 05/15/47 (Call 11/15/46)	532	614,785
4.80%, 02/15/44 (Call 08/15/43)	335	403,122
5.25%, 02/15/43 (Call 08/15/42)	95	119,958
5.65%, 02/01/45 (Call 08/01/44)	250	330,130
5.95%, 06/15/41 (Call 12/15/40)	226	300,230
ONE Gas Inc.
1.10%, 03/11/24 (Call 09/11/21)	50	50,035
2.00%, 05/15/30 (Call 02/15/30)	60	57,898
3.61%, 02/01/24 (Call 11/01/23)	273	289,792
4.50%, 11/01/48 (Call 05/01/48)	350	401,835
4.66%, 02/01/44 (Call 08/01/43)	195	226,795
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(e)	400	441,264
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	300	299,400
3.35%, 06/01/50 (Call 12/01/49)	702	697,837
3.50%, 06/01/29 (Call 03/01/29)	360	391,874
3.64%, 11/01/46 (Call 05/01/46)	74	76,794
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(e)	400	406,864
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 03/31/22)(b)	100	101,301
SGSP Australia Assets Pty Ltd.
3.25%, 07/29/26(e)	200	215,024
3.30%, 04/09/23(e)	200	208,980
3.50%, 07/07/27(e)	200	217,320
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	15	16,127
3.20%, 06/15/25 (Call 03/15/25)	150	162,276
3.75%, 09/15/42 (Call 03/15/42)	198	215,739
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	390	412,464
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	240	279,218
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	88	106,103
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	360	409,414
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	80	81,796
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	195	203,055
3.25%, 06/15/26 (Call 03/15/26)	18	19,556
3.95%, 10/01/46 (Call 04/01/46)	50	53,426
4.40%, 06/01/43 (Call 12/01/42)	575	654,430
4.40%, 05/30/47 (Call 11/30/46)	204	232,540
5.88%, 03/15/41 (Call 09/15/40)	74	100,160
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	550	514,657
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	202	199,014
3.70%, 04/01/28 (Call 01/01/28)	200	218,770
3.80%, 09/29/46 (Call 03/29/46)	95	98,896
4.15%, 06/01/49 (Call 12/01/48)	220	242,004
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	218	234,496
Series K, 3.80%, 09/15/46 (Call 03/15/46)	107	118,469

		28,965,053

Hand & Machine Tools — 0.0%
Apex Tool Group LLC/BC Mountain Finance Inc., 9.00%, 02/15/23 (Call 06/01/21)(b)(d)	75	74,937
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	115	114,024
4.63%, 06/15/28 (Call 03/15/28)	183	204,742

Security	Par (000)	Value

Hand & Machine Tools (continued)
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	$100	$101,406
4.10%, 03/01/48 (Call 09/01/47)	465	546,612
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	107	108,450
2.75%, 11/15/50 (Call 05/15/50)	790	728,901
3.40%, 03/01/26 (Call 01/01/26)	478	526,904
4.00%, 03/15/60 (Call 03/15/25)(a)	442	470,293
4.25%, 11/15/28 (Call 08/15/28)	270	310,897
4.85%, 11/15/48 (Call 05/15/48)	280	361,948
5.20%, 09/01/40	135	174,922
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 07/15/21)(b)	113	119,000

		3,843,036

Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	735	713,347
1.40%, 06/30/30 (Call 03/30/30)	225	212,393
2.95%, 03/15/25 (Call 12/15/24)	119	128,063
3.40%, 11/30/23 (Call 09/30/23)	372	398,791
3.75%, 11/30/26 (Call 08/30/26)	1,303	1,473,445
3.88%, 09/15/25 (Call 06/15/25)	375	418,819
4.75%, 11/30/36 (Call 05/30/36)	143	178,897
4.75%, 04/15/43 (Call 10/15/42)	345	442,832
4.90%, 11/30/46 (Call 05/30/46)	1,120	1,471,232
5.30%, 05/27/40	170	229,004
6.00%, 04/01/39	580	836,627
6.15%, 11/30/37	390	561,670
Alcon Finance Corp., 3.00%, 09/23/29 (Call 06/23/29)(b)	820	853,866
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/23)(b)	595	623,096
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)(b)	785	741,268
2.60%, 08/15/26 (Call 05/15/26)	855	911,661
3.50%, 08/15/46 (Call 02/15/46)	180	191,322
3.95%, 04/01/30 (Call 01/10/30)(b)	170	192,137
Boston Scientific Corp.
2.65%, 06/01/30 (Call 03/01/30)	855	866,765
3.45%, 03/01/24 (Call 02/01/24)	587	629,739
3.75%, 03/01/26 (Call 01/01/26)	420	466,259
3.85%, 05/15/25	359	397,327
4.00%, 03/01/28 (Call 12/01/27)	50	56,687
4.00%, 03/01/29 (Call 12/01/28)	339	379,900
4.55%, 03/01/39 (Call 09/01/38)	365	434,854
4.70%, 03/01/49 (Call 09/01/48)	457	563,705
7.00%, 11/15/35	55	76,767
7.38%, 01/15/40	285	441,075
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	467	417,227
3.35%, 09/15/25 (Call 06/15/25)	63	69,085
4.38%, 09/15/45 (Call 03/15/45)	197	234,534
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	55	57,882
DH Europe Finance II Sarl
2.05%, 11/15/22	189	193,710
2.20%, 11/15/24 (Call 10/15/24)	375	392,149
2.60%, 11/15/29 (Call 08/15/29)	462	475,855
3.25%, 11/15/39 (Call 05/15/39)	1,080	1,117,292
3.40%, 11/15/49 (Call 05/15/49)	395	408,951

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	$850	$968,821
EssilorLuxottica SA, 2.50%, 06/30/22(e)	200	204,466
Fresenius U.S. Finance II Inc., 4.50%, 01/15/23 (Call 10/17/22)(b)	50	52,496
Hill-Rom Holdings Inc.
4.38%, 09/15/27 (Call 09/15/22)(b)	225	233,237
5.00%, 02/15/25 (Call 02/15/22)(b)	100	102,620
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(b)	365	358,390
4.63%, 02/01/28 (Call 02/01/23)(b)	75	79,475
Koninklijke Philips NV, 5.00%, 03/15/42	390	510,225
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	470	519,552
Medtronic Inc.
3.50%, 03/15/25	509	560,322
4.38%, 03/15/35	806	982,973
4.63%, 03/15/45	560	711,183
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
7.25%, 02/01/28 (Call 02/01/23)(b)	307	336,586
7.38%, 06/01/25 (Call 06/01/22)(b)	157	169,130
PerkinElmer Inc.
3.30%, 09/15/29 (Call 06/15/29)	730	776,647
3.63%, 03/15/51 (Call 09/15/50)	100	103,294
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	1,045	997,390
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	600	598,746
3.75%, 03/15/51 (Call 09/15/50)	425	430,916
Stryker Corp.
0.60%, 12/01/23 (Call 12/01/21)	100	100,026
1.15%, 06/15/25 (Call 05/15/25)	230	230,504
1.95%, 06/15/30 (Call 03/15/30)	787	763,020
2.90%, 06/15/50 (Call 12/15/49)	10	9,514
3.38%, 05/15/24 (Call 02/15/24)	325	349,684
3.38%, 11/01/25 (Call 08/01/25)	905	990,441
3.50%, 03/15/26 (Call 12/15/25)	697	766,728
3.65%, 03/07/28 (Call 12/07/27)	226	251,665
4.10%, 04/01/43 (Call 10/01/42)	319	361,615
4.38%, 05/15/44 (Call 11/15/43)	177	210,844
4.63%, 03/15/46 (Call 09/15/45)	345	426,979
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(b)	315	324,897
4.63%, 11/15/27 (Call 11/15/22)	300	318,864
4.88%, 06/01/26 (Call 06/01/21)	75	76,913
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	984	1,016,541
2.95%, 09/19/26 (Call 06/19/26)	690	744,745
3.20%, 08/15/27 (Call 05/15/27)	385	419,958
3.65%, 12/15/25 (Call 09/09/25)	329	363,177
4.13%, 03/25/25 (Call 02/25/25)	553	615,401
4.50%, 03/25/30 (Call 12/25/29)	1,070	1,253,580
5.30%, 02/01/44 (Call 08/01/43)	85	113,546
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(b)	100	111,581
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26 (Call 12/15/25)	35	37,752
3.55%, 04/01/25 (Call 01/01/25)	837	913,050
3.55%, 03/20/30 (Call 12/20/29)	365	394,572
3.70%, 03/19/23 (Call 02/19/23)	240	253,294

Security	Par (000)	Value

Health Care - Products (continued)
4.45%, 08/15/45 (Call 02/15/45)	$190	$215,504
5.75%, 11/30/39	135	176,518

		38,765,615

Health Care - Services — 1.0%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(b)	190	196,376
5.50%, 07/01/28 (Call 07/01/23)(b)	305	322,858
Adventist Health System/West, 2.95%, 03/01/29 (Call 12/01/28)	65	68,256
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	53	55,843
3.83%, 08/15/28 (Call 05/15/28)	87	97,024
4.27%, 08/15/48 (Call 02/15/48)	435	528,099
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	111	108,606
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	864	889,108
2.80%, 06/15/23 (Call 04/15/23)	270	282,077
3.50%, 11/15/24 (Call 08/15/24)	546	591,738
3.88%, 08/15/47 (Call 02/15/47)	730	779,085
4.13%, 11/15/42 (Call 05/15/42)	264	291,855
4.50%, 05/15/42 (Call 11/15/41)	270	314,275
4.75%, 03/15/44 (Call 09/15/43)	315	375,455
6.63%, 06/15/36	253	359,225
6.75%, 12/15/37	80	115,207
AHP Health Partners Inc., 9.75%, 07/15/26 (Call 07/15/21)(b)	175	190,022
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	190	179,592
Air Methods Corp., 8.00%, 05/15/25 (Call 05/15/21)(b)	75	70,952
Akumin Inc., 7.00%, 11/01/25 (Call 10/23/22)(b)	195	203,603
Allina Health System, Series 2019, 3.89%, 04/15/49	526	586,969
Anthem Inc.
1.50%, 03/15/26 (Call 02/15/26)	700	706,545
2.25%, 05/15/30 (Call 02/15/30)	1,105	1,089,607
2.38%, 01/15/25 (Call 12/15/24)	511	536,090
2.55%, 03/15/31 (Call 12/15/30)	1,360	1,369,112
2.88%, 09/15/29 (Call 06/15/29)	350	365,523
2.95%, 12/01/22 (Call 11/01/22)	55	57,091
3.13%, 05/15/22	284	292,205
3.13%, 05/15/50 (Call 11/15/49)	438	423,034
3.30%, 01/15/23	888	931,166
3.35%, 12/01/24 (Call 10/01/24)	727	788,024
3.50%, 08/15/24 (Call 05/15/24)	515	557,524
3.60%, 03/15/51 (Call 09/15/50)	705	734,131
3.65%, 12/01/27 (Call 09/01/27)	607	674,383
3.70%, 09/15/49 (Call 03/15/49)	262	277,131
4.10%, 03/01/28 (Call 12/01/27)	580	654,924
4.38%, 12/01/47 (Call 06/01/47)	521	607,288
4.55%, 03/01/48 (Call 09/01/47)	485	579,425
4.63%, 05/15/42	545	651,885
4.65%, 01/15/43	300	360,312
4.65%, 08/15/44 (Call 02/15/44)	390	467,715
5.10%, 01/15/44	170	215,480
5.95%, 12/15/34	28	37,929
6.38%, 06/15/37	85	117,496
Ascension Health
3.95%, 11/15/46	830	969,340
4.85%, 11/15/53	328	442,282
Series B, 2.53%, 11/15/29 (Call 08/15/29)	10	10,359

60	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	$115	$110,850
2.34%, 01/01/30 (Call 10/01/29)	175	175,894
2.91%, 01/01/51 (Call 07/01/50)	390	366,230
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	248	252,325
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	126	144,804
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	450	523,715
4.19%, 11/15/45 (Call 05/15/45)	51	60,390
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	328	314,568
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	25	27,095
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	20	19,552
Carriage Services Inc., 4.25%, 05/15/29	100	99,680
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(b)	240	232,750
5.00%, 07/15/27 (Call 07/15/22)(b)	190	199,386
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	200	195,646
Centene Corp.
2.50%, 03/01/31 (Call 12/01/30)	910	870,388
3.00%, 10/15/30 (Call 07/15/30)	990	982,763
3.38%, 02/15/30 (Call 02/15/25)	815	819,148
4.25%, 12/15/27 (Call 12/15/22)	1,125	1,179,742
4.63%, 12/15/29 (Call 12/15/24)	1,505	1,633,316
5.38%, 06/01/26 (Call 06/01/21)(b)	825	860,236
5.38%, 08/15/26 (Call 08/15/21)(b)	195	204,495
Charles River Laboratories International Inc. 3.75%, 03/15/29 (Call 03/15/24)(b)	200	203,510
4.00%, 03/15/31 (Call 03/15/26)(b)	100	102,867
4.25%, 05/01/28 (Call 05/01/23)(b)	230	239,474
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	99	88,574
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	150	141,984
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	150	141,344
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	25	28,374
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(b)	465	461,275
5.63%, 03/15/27 (Call 12/15/23)(b)	905	958,838
6.00%, 01/15/29 (Call 01/15/24)(b)	385	405,397
6.63%, 02/15/25 (Call 02/15/22)(b)	600	633,234
6.88%, 04/01/28 (Call 04/01/23)(b)	365	345,049
6.88%, 04/15/29 (Call 04/15/24)(b)	860	899,594
8.00%, 03/15/26 (Call 03/15/22)(b)	725	780,702
8.00%, 12/15/27 (Call 12/15/22)(b)	334	367,520
8.13%, 06/30/24 (Call 06/30/21)(b)	600	628,122
City of Hope
Series 2013, 5.62%, 11/15/43	5	6,833
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	345	412,554
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	157	158,504
2.76%, 10/01/24 (Call 07/01/24)	25	26,453
2.78%, 10/01/30 (Call 04/01/30)	233	237,744
2.95%, 11/01/22	22	22,758
3.35%, 10/01/29 (Call 04/01/29)	142	151,718

Security	Par (000)	Value

Health Care - Services (continued)
3.82%, 10/01/49 (Call 04/01/49)	$768	$828,311
3.91%, 10/01/50 (Call 04/01/50)	90	93,960
4.19%, 10/01/49 (Call 04/01/49)	595	645,200
4.35%, 11/01/42	100	111,543
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	145	138,882
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	249	255,843
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	125	140,221
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	620	589,198
4.63%, 06/01/30 (Call 06/01/25)(b)	1,081	1,094,523
Dignity Health, 5.27%, 11/01/64	253	326,982
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	230	267,318
Encompass Health Corp, 4.63%, 04/01/31 (Call 03/30/26)	175	185,768
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	330	341,887
4.75%, 02/01/30 (Call 02/01/25)	330	347,216
5.75%, 09/15/25 (Call 09/15/21)	75	77,594
Fresenius Medical Care U.S. Finance III Inc., 2.38%, 02/16/31 (Call 11/16/30)(b)	960	924,326
Global Medical Response Inc., 6.50%, 10/01/25 (Call 10/01/21)(b)	270	276,572
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	225	268,225
4.50%, 07/01/57 (Call 01/01/57)	535	670,836
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	60	56,657
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	167	157,984
Hadrian Merger Sub Inc., 8.50%, 05/01/26 (Call 05/01/21)(b)	50	52,057
Hartford HealthCare Corp., 3.45%, 07/01/54	193	193,917
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	1,230	1,263,284
4.13%, 06/15/29 (Call 03/15/29)	832	924,943
4.50%, 02/15/27 (Call 08/15/26)	700	789,684
4.75%, 05/01/23	985	1,061,603
5.00%, 03/15/24	575	640,711
5.13%, 06/15/39 (Call 12/15/38)	474	574,279
5.25%, 04/15/25	482	554,054
5.25%, 06/15/26 (Call 12/15/25)	1,011	1,173,902
5.25%, 06/15/49 (Call 12/15/48)	322	396,543
5.38%, 02/01/25	1,086	1,210,108
5.38%, 09/01/26 (Call 03/01/26)	395	448,925
5.50%, 06/15/47 (Call 12/15/46)	752	942,925
5.63%, 09/01/28 (Call 03/01/28)	635	740,524
5.88%, 05/01/23	675	735,399
5.88%, 02/15/26 (Call 08/15/25)	650	746,525
5.88%, 02/01/29 (Call 08/01/28)	435	512,591
7.50%, 11/06/33	97	132,101
7.50%, 11/15/95	125	171,851
7.69%, 06/15/25	100	120,586
Health Care Service Corp. A Mutual Legal Reserve Co.
1.50%, 06/01/25 (Call 05/01/25)(b)	35	35,460
2.20%, 06/01/30 (Call 03/01/30)(b)	323	319,612
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	340	352,434
3.13%, 08/15/29 (Call 05/15/29)	230	242,521

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.15%, 12/01/22 (Call 09/01/22)	$508	$525,805
3.85%, 10/01/24 (Call 07/01/24)	530	577,265
3.95%, 03/15/27 (Call 12/15/26)	776	870,268
3.95%, 08/15/49 (Call 02/15/49)	220	235,580
4.50%, 04/01/25 (Call 03/01/25)	495	557,444
4.63%, 12/01/42 (Call 06/01/42)	375	442,478
4.80%, 03/15/47 (Call 09/14/46)	199	240,511
4.88%, 04/01/30 (Call 01/01/30)	238	281,944
4.95%, 10/01/44 (Call 04/01/44)	422	514,397
IHC Health Services Inc., 4.13%, 05/15/48 (Call 11/15/47)	95	114,908
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	692	809,702
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	455	495,996
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	350	373,982
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/21)(b)	400	413,864
5.00%, 05/15/27 (Call 05/15/22)(b)	400	418,336
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	103	118,873
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	60	65,878
4.15%, 05/01/47 (Call 11/01/46)	785	944,520
4.88%, 04/01/42	143	186,980
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	582	610,227
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)	665	694,599
2.95%, 12/01/29 (Call 09/01/29)	825	858,099
3.25%, 09/01/24 (Call 07/01/24)	200	214,272
3.60%, 02/01/25 (Call 11/01/24)	637	691,999
3.60%, 09/01/27 (Call 06/01/27)	178	196,001
3.75%, 08/23/22 (Call 05/23/22)	120	124,094
4.70%, 02/01/45 (Call 08/01/44)	365	420,400
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 02/15/22)(b)	240	240,317
6.75%, 04/15/25 (Call 04/15/22)(b)	240	255,979
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(b)	200	199,954
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	175	191,336
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	110	123,208
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	255	258,603
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	595	620,787
Mayo Clinic
Series 2013, 4.00%, 11/15/47	135	159,250
Series 2016, 4.13%, 11/15/52	50	61,318
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	184	189,603
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	65	78,541
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(b)	300	318,936
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	280	295,921
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	240	253,958
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	225	272,270
5.00%, 07/01/42	95	124,689
Series 2015, 4.20%, 07/01/55	158	192,913
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	62	61,109

Security	Par (000)	Value

Health Care - Services (continued)
Mercy Health/OH, Series 2018, 4.30%, 07/01/28	$100	$116,308
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	200	185,642
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	315	323,231
ModivCare Inc., 5.88%, 11/15/25 (Call 11/01/22)(b)	230	244,430
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	250	257,235
4.38%, 06/15/28 (Call 06/15/23)(b)	645	666,033
5.38%, 11/15/22 (Call 08/15/22)	300	315,522
Montefiore Obligated Group
4.29%, 09/01/50	462	479,538
Series 18-C, 5.25%, 11/01/48	35	41,007
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	123	133,507
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	160	169,096
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	350	349,377
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)	335	313,741
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	10	9,158
2.61%, 08/01/60 (Call 02/01/60)	285	251,333
4.02%, 08/01/45	270	317,698
4.06%, 08/01/56	200	238,656
Series 2019, 3.95%, 08/01/19 (Call 02/01/19)	282	314,120
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	50	52,845
3.98%, 11/01/46 (Call 11/01/45)	405	437,412
4.26%, 11/01/47 (Call 11/01/46)	440	497,820
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)	60	53,454
OhioHealth Corp., Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	275	275,734
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	365	368,792
4.09%, 10/01/48 (Call 04/01/48)	195	226,937
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	305	391,623
Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	75	75,425
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/15/22)(b)	370	397,917
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	86	88,569
Series A, 3.93%, 10/01/48 (Call 04/01/48)	275	307,285
Series I, 3.74%, 10/01/47	565	621,703
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	535	547,867
2.95%, 06/30/30 (Call 03/30/30)	355	368,902
3.45%, 06/01/26 (Call 03/01/26)	284	310,991
3.50%, 03/30/25 (Call 12/30/24)	80	87,135
4.20%, 06/30/29 (Call 03/30/29)	650	742,391
4.25%, 04/01/24 (Call 01/01/24)	70	76,676
4.70%, 03/30/45 (Call 09/30/44)	115	135,555
Quorom Health Corp., 11.63%, 04/15/23(i)(j)(k)	50	0	(l)
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(b)	335	367,311
Rede D’or Finance Sarl
4.50%, 01/22/30 (Call 10/22/29)(e)	200	197,332
4.95%, 01/17/28 (Call 10/17/27)(e)	800	829,152

62	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(b)	$475	$514,335
Roche Holdings Inc.
2.63%, 05/15/26 (Call 02/15/26)(b)	585	626,500
3.00%, 11/10/25 (Call 08/10/25)(b)	5	5,427
3.63%, 09/17/28 (Call 06/17/28)(b)	200	224,254
4.00%, 11/28/44 (Call 05/28/44)(b)	15	17,856
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(b)	355	369,282
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	380	427,732
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	175	183,624
3.95%, 07/01/46 (Call 07/01/45)	235	263,275
Seattle Children’s Hospital, 2.72%, 10/01/50 (Call 10/01/49)	100	92,793
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(b)	435	462,588
SSM Health Care Corp.
Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	70	73,984
Series A, 3.82%, 06/01/27 (Call 03/01/27)	345	388,718
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	150	148,602
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	268	307,827
Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	10	10,954
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	141	141,912
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 07/01/21)(b)	50	50,923
10.00%, 04/15/27 (Call 04/15/22)(b)	295	323,291
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	64	70,652
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	481	555,560
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	334	330,934
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	300	303,231
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	394	400,387
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(b)	315	308,684
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/21)	730	741,198
4.63%, 09/01/24 (Call 09/01/21)(b)	395	406,190
4.63%, 06/15/28 (Call 06/15/23)(b)	250	258,125
4.88%, 01/01/26 (Call 03/01/22)(b)	1,010	1,049,158
5.13%, 05/01/25 (Call 05/01/21)	550	556,881
5.13%, 11/01/27 (Call 11/01/22)(b)	655	688,438
6.13%, 10/01/28 (Call 10/01/23)(b)	1,070	1,126,785
6.25%, 02/01/27 (Call 02/01/22)(b)	655	686,767
6.75%, 06/15/23	775	846,153
6.88%, 11/15/31	130	145,382
7.50%, 04/01/25 (Call 04/01/22)(b)	380	409,488
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	154	133,897
4.33%, 11/15/55	145	179,915
Toledo Hospital (The)
5.75%, 11/15/38 (Call 11/15/28)	36	42,467
6.02%, 11/15/48	225	273,526
Series B, 5.33%, 11/15/28	117	134,883
Trinity Health Corp.
2.63%, 12/01/40 (Call 06/01/40)	72	69,245
4.13%, 12/01/45	265	317,621
Series 2019, 3.43%, 12/01/48	287	302,461

Security	Par (000)	Value

Health Care - Services (continued)
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26 (Call 03/01/23)(b)	$125	$130,429
UnitedHealth Group Inc.
1.25%, 01/15/26	335	337,663
2.00%, 05/15/30	817	807,245
2.38%, 10/15/22	436	449,376
2.38%, 08/15/24	575	608,258
2.75%, 02/15/23 (Call 11/15/22)	326	338,339
2.75%, 05/15/40 (Call 11/15/39)	470	458,584
2.88%, 03/15/23	320	335,290
2.88%, 08/15/29	193	205,157
2.90%, 05/15/50 (Call 11/15/49)	345	330,634
2.95%, 10/15/27	270	293,142
3.10%, 03/15/26	1,022	1,115,227
3.13%, 05/15/60 (Call 11/15/59)	426	416,547
3.35%, 07/15/22	700	725,655
3.38%, 04/15/27	510	564,820
3.45%, 01/15/27	285	317,077
3.50%, 06/15/23	836	891,410
3.50%, 02/15/24	864	935,202
3.50%, 08/15/39 (Call 02/15/39)	730	787,962
3.70%, 12/15/25	241	269,616
3.70%, 08/15/49 (Call 02/15/49)	486	530,785
3.75%, 07/15/25	960	1,068,749
3.75%, 10/15/47 (Call 04/15/47)	423	464,568
3.85%, 06/15/28	605	685,078
3.88%, 12/15/28	655	744,460
3.88%, 08/15/59 (Call 02/15/59)	505	564,509
3.95%, 10/15/42 (Call 04/15/42)	341	389,381
4.20%, 01/15/47 (Call 07/15/46)	377	441,478
4.25%, 03/15/43 (Call 09/15/42)	421	496,069
4.25%, 04/15/47 (Call 10/15/46)	851	1,004,886
4.25%, 06/15/48 (Call 12/15/47)	414	490,197
4.38%, 03/15/42 (Call 09/15/41)	100	119,504
4.45%, 12/15/48 (Call 06/15/48)	142	173,790
4.63%, 07/15/35	855	1,047,546
4.63%, 11/15/41 (Call 05/15/41)	60	74,110
4.75%, 07/15/45	611	772,530
5.80%, 03/15/36	430	583,824
5.95%, 02/15/41 (Call 08/15/40)	135	191,118
6.50%, 06/15/37	255	371,696
6.63%, 11/15/37	185	274,042
6.88%, 02/15/38	729	1,104,574
Universal Health Services Inc.
2.65%, 10/15/30 (Call 07/15/30)(b)	895	874,558
5.00%, 06/01/26 (Call 06/01/21)(b)	80	82,159
US Renal Care Inc., 10.63%, 07/15/27 (Call 07/15/22)(b)	175	185,015
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	514	633,875
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)	50	47,444
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	64	56,953

		126,217,216

Holding Companies - Diversified — 0.3%
Alfa SAB de CV
5.25%, 03/25/24 (Call 12/25/23)(e)	400	439,612
6.88%, 03/25/44 (Call 09/25/43)(e)	200	253,370
Amipeace Ltd.
1.50%, 10/22/25(e)	600	590,262

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
2.25%, 10/22/30(e)	$1,000	$952,680
2.50%, 12/05/24(e)	600	628,980
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	591	583,530
3.25%, 07/15/25 (Call 06/15/25)	1,033	1,079,485
3.50%, 02/10/23 (Call 01/10/23)	402	418,715
3.88%, 01/15/26 (Call 12/15/25)	327	348,893
4.20%, 06/10/24 (Call 05/10/24)	410	442,324
4.25%, 03/01/25 (Call 01/01/25)	425	460,131
Bain Capital Specialty Finance Inc., 2.95%, 03/10/26 (Call 02/10/26)	210	211,436
Beijing State-Owned Assets Management Hong Kong Co. Ltd., 4.13%, 05/26/25(e)	800	856,496
Blackstone Secured Lending Fund
2.75%, 09/16/26 (Call 08/19/26)(b)	225	226,460
3.63%, 01/15/26 (Call 12/15/25)(b)	575	605,929
CK Hutchison Capital Securities 17 Ltd., 4.00%, (Call 05/12/22)(a)(b)(g)	100	101,756
CK Hutchison International 17 II Ltd.
2.75%, 03/29/23(b)	500	520,180
3.25%, 09/29/27(b)	210	228,325
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29 (Call 06/06/29)(b)	1,085	1,110,324
3.38%, 09/06/49 (Call 03/06/49)(b)	300	307,452
CK Hutchison International 19 Ltd.
3.25%, 04/11/24 (Call 03/11/24)(b)	596	637,315
3.63%, 04/11/29 (Call 01/11/29)(b)	817	887,630
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(b)	450	474,746
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(b)	208	211,313
FS KKR Capital Corp.
4.13%, 02/01/25 (Call 01/01/25)	339	355,916
4.63%, 07/15/24 (Call 06/15/24)	135	144,617
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	775	801,342
3.75%, 02/10/25 (Call 01/10/25)	325	348,377
Golub Capital BDC Inc., 3.38%, 04/15/24 (Call 03/15/24)	25	26,007
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26	600	669,240
Guohui International Bvi Co. Ltd., 3.15%, 08/27/25(e)	400	395,792
Hightower Holding LLC, 6.75%, 04/15/29 (Call 04/13/24)(b)	30	30,705
Huarong Finance 2017 Co. Ltd.
1.52%, 07/03/23, (3 mo. LIBOR US + 1.325%)(a)(e)	200	152,242
4.00%, (Call 11/07/22)(a)(e)(g)	200	127,000
4.25%, 11/07/27(e)	430	322,917
4.75%, 04/27/27(e)	400	303,472
Huarong Finance 2019 Co. Ltd.
2.13%, 09/30/23 (Call 08/30/23)(e)	800	625,088
3.25%, 11/13/24 (Call 10/13/24)(e)	200	154,582
3.38%, 02/24/30 (Call 11/24/29)(e)	1,200	883,020
3.63%, 09/30/30 (Call 06/30/30)(e)	400	292,408
3.75%, 05/29/24(e)	400	309,356
3.88%, 11/13/29 (Call 08/13/29)(e)	200	148,852
4.50%, 05/29/29(e)	500	370,270
Huarong Finance II Co. Ltd.
4.63%, 06/03/26(e)	200	151,882
4.88%, 11/22/26(e)	200	151,082

Security	Par (000)	Value

Holding Companies - Diversified (continued)
5.00%, 11/19/25(e)	$400	$308,128
5.50%, 01/16/25(e)	400	311,364
Hutchison Whampoa International 12 II Ltd., 3.25%, 11/08/22(b)	200	207,958
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)(b)	355	344,378
4.75%, 09/15/24 (Call 06/15/24)	425	445,192
5.25%, 05/15/27 (Call 11/15/26)(b)	170	174,039
5.25%, 05/15/27 (Call 11/15/26)	400	409,504
6.25%, 05/15/26 (Call 05/15/22)	565	596,244
6.38%, 12/15/25 (Call 12/15/21)	350	361,939
6.75%, 02/01/24 (Call 02/01/22)	225	229,932
ICD Funding Ltd., 3.22%, 04/28/26 (Call 03/28/26)(e)	200	203,680
JAB Holdings BV, 2.20%, 11/23/30 (Call 08/23/30)(b)	470	446,951
KOC Holding AS
5.25%, 03/15/23 (Call 12/15/22)(e)	400	411,876
6.50%, 03/11/25 (Call 12/11/24)(e)	200	214,128
Kunming Traffic Investment Co. Ltd., 6.20%, 06/27/22(e)	200	199,002
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	520	525,268
5.20%, 05/01/24	370	401,365
MDGH-GMTN BV
2.50%, 05/21/26 (Call 04/21/26)(e)	600	627,576
2.75%, 05/11/23(e)	200	208,306
2.88%, 11/07/29 (Call 08/07/29)(e)	650	673,562
2.88%, 05/21/30 (Call 02/21/30)(e)	800	827,872
3.00%, 04/19/24(e)	600	636,630
3.70%, 11/07/49 (Call 05/07/49)(e)	400	416,028
3.75%, 04/19/29(e)	600	662,424
3.95%, 05/21/50 (Call 11/21/49)(e)	600	651,234
4.50%, 11/07/28(e)	600	695,706
Mumtalakat Sukuk Holding Co.
4.10%, 01/21/27(e)	200	203,150
5.63%, 02/27/24(e)	200	213,702
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)	385	400,223
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	100	99,454
3.40%, 07/15/26 (Call 06/15/26)	585	607,136
3.75%, 07/22/25 (Call 06/22/25)	404	428,575
4.00%, 03/30/25 (Call 02/28/25)	263	281,179
5.25%, 04/15/24 (Call 03/15/24)	220	241,824
Owl Rock Technology Finance Corp., 4.75%, 12/15/25 (Call 11/15/25)(b)	450	489,924
Prospect Capital Corp., 3.71%, 01/22/26 (Call 12/22/25)	200	202,328
PTT Treasury Center Co. Ltd.
3.70%, 07/16/70 (Call 01/16/70)(d)(e)	400	379,512
4.50%, 10/25/42(e)	400	437,480
Rongshi International Finance Ltd., 3.63%, 05/04/27(e)	400	431,392
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	25	25,019
3.88%, 11/01/24 (Call 10/01/24)	105	110,726
Stena AB, 7.00%, 02/01/24(b)	200	203,344
Stena International SA, 6.13%, 02/01/25 (Call 02/01/22)(b)	200	203,392
Swire Pacific MTN Financing Ltd.
3.00%, 07/05/24(e)	600	633,228
4.50%, 10/09/23(e)	250	270,993

64	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Temasek Financial I Ltd.
2.25%, 04/06/51 (Call 10/06/50)(b)	$600	$553,752
2.38%, 01/23/23(b)	500	516,885
2.50%, 10/06/70 (Call 04/06/70)(b)	750	682,950
3.63%, 08/01/28 (Call 05/01/28)(b)	350	391,195
Zhongyuan Sincere Investment Co. Ltd., 4.25%, 06/28/24(e)	200	207,098

		38,746,258

Home Builders — 0.1%
Adams Homes Inc., 7.50%, 02/15/25 (Call 02/15/22)(b)	120	126,660
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.63%, 01/15/28 (Call 01/15/23)(b)	50	53,796
6.75%, 08/01/25 (Call 08/01/21)(b)	35	36,414
9.88%, 04/01/27 (Call 04/01/22)(b)	40	45,487
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)	175	184,895
6.75%, 03/15/25 (Call 03/15/22)	62	64,151
7.25%, 10/15/29 (Call 10/15/24)	150	167,342
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
4.88%, 02/15/30 (Call 02/15/25)(b)	215	215,047
6.25%, 09/15/27 (Call 09/15/22)(b)	182	192,767
6.38%, 05/15/25 (Call 05/15/21)(b)	75	76,786
Century Communities Inc.
5.88%, 07/15/25 (Call 07/15/21)	120	124,579
6.75%, 06/01/27 (Call 06/01/22)	300	323,349
DR Horton Inc.
1.40%, 10/15/27 (Call 08/15/27)	80	78,654
2.50%, 10/15/24 (Call 09/15/24)	120	126,430
2.60%, 10/15/25 (Call 09/15/25)	335	354,206
4.38%, 09/15/22 (Call 06/15/22)	30	31,246
4.75%, 02/15/23 (Call 11/15/22)	135	143,411
5.75%, 08/15/23 (Call 05/15/23)	118	130,186
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/22)(b)	275	294,052
Forestar Group Inc.
3.85%, 05/15/26 (Call 05/15/23)(b)	70	70,887
5.00%, 03/01/28 (Call 03/01/23)(b)	120	124,902
8.00%, 04/15/24 (Call 04/15/22)(b)	120	124,870
Installed Building Products Inc., 5.75%, 02/01/28 (Call 02/01/23)(b)	265	278,912
KB Home
4.80%, 11/15/29 (Call 05/15/29)	80	86,544
6.88%, 06/15/27 (Call 12/15/26)	180	213,575
7.50%, 09/15/22	150	162,705
7.63%, 05/15/23 (Call 11/15/22)	130	141,785
Lennar Corp.
4.50%, 04/30/24 (Call 01/30/24)	362	395,749
4.75%, 11/15/22 (Call 08/15/22)	100	105,127
4.75%, 05/30/25 (Call 02/28/25)	170	191,111
4.75%, 11/29/27 (Call 05/29/27)	1,227	1,419,136
4.88%, 12/15/23 (Call 09/15/23)	105	114,896
5.00%, 06/15/27 (Call 12/15/26)	240	277,987
5.25%, 06/01/26 (Call 12/01/25)	175	202,099
5.88%, 11/15/24 (Call 05/15/24)	160	182,696
LGI Homes Inc., 6.88%, 07/15/26 (Call 07/15/21)(b)	150	156,504
M/I Homes Inc., 4.95%, 02/01/28 (Call 02/01/23)	235	247,222
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(b)	205	208,182
5.25%, 12/15/27 (Call 12/15/22)(b)	200	210,618

Security	Par (000)	Value

Home Builders (continued)
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	$150	$145,443
3.85%, 01/15/30 (Call 07/15/29)	270	288,940
6.00%, 01/15/43 (Call 10/15/42)	245	317,324
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(b)	155	159,320
5.13%, 06/06/27 (Call 12/06/26)	250	280,132
6.00%, 06/01/25 (Call 03/01/25)	185	210,574
New Home Co. Inc. (The), 7.25%, 10/15/25
(Call 10/15/22)(b)	180	189,216
NVR Inc.
3.00%, 05/15/30 (Call 11/15/29)	75	78,007
3.95%, 09/15/22 (Call 06/15/22)	163	169,205
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(b)	193	205,271
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	987	1,150,270
5.50%, 03/01/26 (Call 12/01/25)	745	874,935
6.00%, 02/15/35	150	191,953
6.38%, 05/15/33	245	317,767
7.88%, 06/15/32	188	267,146
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (Call 02/15/23)(b)	80	81,642
4.75%, 04/01/29 (Call 04/01/24)(b)	185	187,653
STL Holding Co. LLC, 7.50%, 02/15/26 (Call 02/15/23)(b)	50	52,406
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	235	258,451
5.75%, 01/15/28 (Call 10/15/27)(b)	215	242,587
5.88%, 06/15/27 (Call 03/15/27)(b)	200	226,958
6.63%, 07/15/27 (Call 07/15/22)(b)	150	162,564
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(b)	150	163,379
5.88%, 04/15/23 (Call 01/15/23)(b)	125	134,226
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	175	186,816
4.35%, 02/15/28 (Call 11/15/27)	150	164,726
4.38%, 04/15/23 (Call 01/15/23)	160	168,227
4.88%, 11/15/25 (Call 08/15/25)	150	168,482
4.88%, 03/15/27 (Call 12/15/26)	225	254,882
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	120	133,801
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	123	132,673
5.70%, 06/15/28 (Call 12/15/27)	210	233,541
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(b)	255	260,763
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 06/30/23)(b)	100	108,253

		15,852,498

Home Furnishings — 0.0%
Arcelik AS, 5.00%, 04/03/23(e)	600	621,174
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	170	183,904
4.40%, 03/15/29 (Call 12/15/28)	191	215,261
Panasonic Corp.
2.54%, 07/19/22 (Call 06/19/22)(b)	5	5,111
2.68%, 07/19/24 (Call 06/19/24)(b)	200	211,014
3.11%, 07/19/29 (Call 04/19/29)(b)	300	314,880

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Furnishings (continued)
Tempur Sealy International Inc.
4.00%, 04/15/29 (Call 04/15/24)(b)	$330	$333,930
5.50%, 06/15/26 (Call 06/15/21)	200	206,200
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 04/15/23)(b)	365	379,078
Well Hope Development Ltd., 3.88%, (Call 10/19/22)(a)(e)(g)	200	204,088
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	140	139,148
3.70%, 05/01/25	385	422,561
4.00%, 03/01/24	15	16,374
4.50%, 06/01/46 (Call 12/01/45)	260	298,582
4.60%, 05/15/50 (Call 11/15/49)	35	41,483
4.75%, 02/26/29 (Call 11/26/28)	236	277,371

		3,870,159

Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	275	270,542
Avery Dennison Corp.
2.65%, 04/30/30 (Call 01/30/30)	355	360,570
4.88%, 12/06/28 (Call 09/06/28)	205	241,219
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	150	154,670
4.13%, 04/30/31 (Call 04/30/26)(b)	70	69,791
5.13%, 02/01/28 (Call 01/01/23)	200	211,956
Church & Dwight Co. Inc.
2.45%, 08/01/22 (Call 07/01/22)	175	179,300
2.88%, 10/01/22	200	206,924
3.15%, 08/01/27 (Call 05/01/27)	226	246,478
3.95%, 08/01/47 (Call 02/01/47)	29	32,632
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	65	62,797
3.10%, 10/01/27 (Call 07/01/27)	755	820,564
3.50%, 12/15/24 (Call 09/15/24)	221	242,072
3.90%, 05/15/28 (Call 02/15/28)	60	67,699
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	175	171,049
2.75%, 02/15/26	100	107,837
2.88%, 02/07/50 (Call 08/07/49)	308	303,497
3.05%, 08/15/25	200	216,564
3.10%, 03/26/30 (Call 12/26/29)	570	618,684
3.20%, 04/25/29 (Call 01/25/29)	630	685,446
3.20%, 07/30/46 (Call 01/30/46)	230	239,860
3.90%, 05/04/47 (Call 11/04/46)	290	335,342
3.95%, 11/01/28 (Call 08/01/28)	277	317,015
5.30%, 03/01/41	60	79,354
6.63%, 08/01/37	27	40,648
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(b)	295	297,599
7.00%, 12/31/27 (Call 12/31/23)(b)	230	223,102
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/22 (Call 05/24/22)(b)	250	255,325
2.75%, 06/26/24 (Call 04/26/24)(b)	581	614,471
3.00%, 06/26/27 (Call 03/26/27)(b)	200	215,870
3.63%, 09/21/23 (Call 06/21/23)(b)	200	212,850
SC Johnson & Son Inc., 4.75%, 10/15/46 (Call 04/15/46)(b)	460	578,514
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(b)	85	83,326

Security	Par (000)	Value

Household Products & Wares (continued)
5.00%, 10/01/29 (Call 10/01/24)(b)	$170	$179,656
5.50%, 07/15/30 (Call 07/15/25)(b)	125	134,790
5.75%, 07/15/25 (Call 07/15/21)	106	109,090

		9,187,103

Housewares — 0.0%
American Greetings Corp., 8.75%, 04/15/25 (Call 04/15/22)(b)	25	25,823
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/22)(b)	205	219,024
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)	75	80,053
4.35%, 04/01/23 (Call 02/01/23)	452	476,046
4.70%, 04/01/26 (Call 01/01/26)	858	955,752
4.88%, 06/01/25 (Call 05/01/25)	90	99,697
5.88%, 04/01/36 (Call 10/01/35)	165	204,876
6.00%, 04/01/46 (Call 10/01/45)	275	351,549
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)(b)	180	178,283
4.50%, 10/15/29 (Call 10/15/24)	255	267,735
5.25%, 12/15/26 (Call 12/15/21)	200	209,676
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(e)	200	221,186

		3,289,700

Insurance — 1.3%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	295	288,516
7.00%, 11/15/25 (Call 11/15/21)(b)	365	375,359
10.13%, 08/01/26 (Call 08/01/22)(b)	190	217,459
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28)(a)	225	254,777
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	277	298,163
3.25%, 03/17/25	149	161,425
3.60%, 04/01/30 (Call 01/01/30)	205	226,714
3.63%, 06/15/23	165	176,187
3.63%, 11/15/24	610	669,993
4.00%, 10/15/46 (Call 04/15/46)	145	162,800
4.75%, 01/15/49 (Call 07/15/48)	425	535,377
AIA Group Ltd.
3.13%, 03/13/23(e)	800	834,080
3.20%, 09/16/40 (Call 03/16/40)(b)	1,190	1,180,123
3.38%, 04/07/30 (Call 01/07/30)(b)	626	672,675
3.60%, 04/09/29 (Call 01/09/29)(b)	292	318,061
3.90%, 04/06/28 (Call 01/06/28)(b)	713	786,710
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	178	249,200
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	25	30,371
4.95%, 06/27/22	400	420,536
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(b)	375	379,136
6.75%, 10/15/27 (Call 10/15/22)(b)	355	373,474
Allied World Assurance Co. Holdings Ltd., 4.35%,
10/29/25 (Call 07/29/25)	209	227,124
Allstate Corp. (The)
1.45%, 12/15/30 (Call 09/15/30)	425	397,388
3.28%, 12/15/26 (Call 09/15/26)	140	154,413
3.85%, 08/10/49 (Call 02/10/49)	405	458,152
4.20%, 12/15/46 (Call 06/15/46)	305	362,367

66	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.50%, 06/15/43	$283	$346,086
5.35%, 06/01/33	38	48,934
5.55%, 05/09/35	167	226,390
5.95%, 04/01/36	50	67,527
6.50%, 05/15/67 (Call 05/15/37)(a)	59	76,390
Series B, 5.75%, 08/15/53 (Call 08/15/23)(a)	431	461,174
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	291	326,796
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 05/15/26)	53	57,623
4.50%, 06/15/47 (Call 12/15/46)	599	683,483
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	336	354,168
3.40%, 06/30/30 (Call 03/30/30)	802	857,466
3.75%, 07/10/25 (Call 04/10/25)	575	633,190
3.88%, 01/15/35 (Call 07/15/34)	363	397,576
3.90%, 04/01/26 (Call 01/01/26)	1,110	1,232,111
4.13%, 02/15/24	572	625,511
4.20%, 04/01/28 (Call 01/01/28)	350	395,696
4.25%, 03/15/29 (Call 12/15/28)	559	632,520
4.38%, 06/30/50 (Call 12/30/49)	270	311,188
4.38%, 01/15/55 (Call 07/15/54)	750	854,827
4.50%, 07/16/44 (Call 01/16/44)	730	843,895
4.70%, 07/10/35 (Call 01/10/35)	370	435,930
4.75%, 04/01/48 (Call 10/01/47)	85	102,458
4.80%, 07/10/45 (Call 01/10/45)	554	664,855
4.88%, 06/01/22	791	827,971
6.25%, 05/01/36	272	368,057
8.18%, 05/15/68 (Call 05/15/38)(a)	260	367,874
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(a)	399	452,769
Americo Life Inc., 3.45%, 04/15/31	1,000	999,820
AmWINS Group Inc., 7.75%, 07/01/26 (Call 07/01/21)(b)	95	101,179
Aon Corp.
2.20%, 11/15/22	588	604,041
2.80%, 05/15/30 (Call 02/15/30)	1,070	1,104,047
3.75%, 05/02/29 (Call 02/02/29)	156	173,327
4.50%, 12/15/28 (Call 09/15/28)	490	566,190
6.25%, 09/30/40	150	210,062
8.21%, 01/01/27	685	900,412
Aon PLC
3.50%, 06/14/24 (Call 03/01/24)	640	689,779
3.88%, 12/15/25 (Call 09/15/25)	491	546,208
4.00%, 11/27/23 (Call 08/27/23)	128	138,088
4.60%, 06/14/44 (Call 03/14/44)	215	261,612
4.75%, 05/15/45 (Call 11/15/44)	218	270,867
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	22	24,915
5.03%, 12/15/46 (Call 06/15/46)	233	291,418
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	163	168,425
7.35%, 05/01/34	208	300,412
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	428	533,455
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)	105	112,584
4.20%, 09/27/23 (Call 08/27/23)	275	296,945
4.90%, 03/27/28 (Call 12/27/27)	78	89,274
7.00%, 03/27/48 (Call 03/27/28)(a)	75	84,959
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	141	158,371

Security	Par (000)	Value

Insurance (continued)
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/23)(b)	$315	$319,224
7.00%, 08/15/25 (Call 08/15/21)(b)	155	159,084
Athene Global Funding
1.00%, 04/16/24(b)	1,000	1,000,450
2.45%, 08/20/27(b)	450	457,708
2.50%, 01/14/25(b)	101	105,410
2.55%, 06/29/25(b)	760	791,738
2.55%, 11/19/30(b)	135	131,343
2.75%, 06/25/24(b)	808	851,026
2.95%, 11/12/26(b)	318	335,827
3.00%, 07/01/22(b)	358	368,421
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	425	445,315
4.13%, 01/12/28 (Call 10/12/27)	411	451,812
6.15%, 04/03/30 (Call 01/03/30)	45	55,768
AXA SA
5.13%, 01/17/47 (Call 01/17/27)(a)(e)	400	456,124
8.60%, 12/15/30	645	983,367
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	165	178,997
4.90%, 01/15/40 (Call 01/15/30)(a)	51	52,914
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	505	557,687
Belrose Funding Trust, 2.33%, 08/15/30 (Call 05/15/30)(b)	535	518,062
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	770	733,902
1.85%, 03/12/30 (Call 12/12/29)	350	346,353
2.50%, 01/15/51 (Call 07/15/50)	620	551,899
2.85%, 10/15/50 (Call 04/15/50)	805	762,713
3.00%, 05/15/22	275	282,664
4.20%, 08/15/48 (Call 02/15/48)	486	573,154
4.25%, 01/15/49 (Call 07/15/48)	807	962,154
4.30%, 05/15/43	45	54,075
4.40%, 05/15/42	448	544,871
5.75%, 01/15/40	733	1,031,052
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	637	663,270
3.13%, 03/15/26 (Call 12/15/25)	1,367	1,497,699
4.50%, 02/11/43	515	636,689
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	212	229,195
4.70%, 06/22/47 (Call 12/22/46)	465	484,084
5.63%, 05/15/30 (Call 02/15/30)	450	537,034
BroadStreet Partners Inc., 5.88%, 04/15/29
(Call 04/15/24)	75	76,163
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	290	281,807
4.20%, 09/15/24 (Call 06/15/24)	815	895,522
4.50%, 03/15/29 (Call 12/15/28)	117	132,294
Chubb Corp. (The)
6.00%, 05/11/37	254	356,972
Series 1, 6.50%, 05/15/38	220	326,599
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	419	389,180
2.70%, 03/13/23	13	13,555
2.88%, 11/03/22 (Call 09/03/22)	111	114,884
3.15%, 03/15/25	956	1,040,654
3.35%, 05/15/24	327	355,076

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.35%, 05/03/26 (Call 02/03/26)	$597	$655,888
4.35%, 11/03/45 (Call 05/03/45)	845	1,027,435
Cincinnati Financial Corp.
6.13%, 11/01/34	18	24,249
6.92%, 05/15/28	25	32,318
Cloverie PLC for Zurich Insurance Co. Ltd., 5.63%, 06/24/46 (Call 06/24/26)(a)(e)	200	230,830
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	100	95,925
3.45%, 08/15/27 (Call 05/10/27)	350	383,936
3.90%, 05/01/29 (Call 02/01/29)	370	411,303
3.95%, 05/15/24 (Call 02/15/24)	378	410,697
4.50%, 03/01/26 (Call 12/01/25)	240	272,513
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	204	231,826
5.25%, 05/30/29 (Call 02/28/29)	159	186,238
Dai-Ichi Life Insurance Co. Ltd. (The), 7.25%, (Call 07/25/21)(a)(b)(g)	30	30,380
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(b)	25	24,419
1.78%, 03/17/31 (Call 12/17/30)(b)	375	352,755
3.08%, 09/17/51 (Call 03/17/51)(b)	290	279,258
Enstar Finance LLC, 5.75%, 09/01/40 (Call 09/01/25)(a)	375	396,274
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	140	159,015
Equitable Financial Life Global Funding
0.50%, 11/17/23(b)	1,025	1,024,815
1.00%, 01/09/26(b)	300	294,450
1.40%, 07/07/25(b)	585	588,083
1.40%, 08/27/27(b)	150	145,826
1.75%, 11/15/30(b)	885	834,351
1.80%, 03/08/28(b)	200	196,546
Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)	23	24,423
4.35%, 04/20/28 (Call 01/20/28)	800	903,232
5.00%, 04/20/48 (Call 10/20/47)	270	329,486
7.00%, 04/01/28	8	10,243
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44	25	30,208
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (Call 01/29/30)	205	226,931
4.85%, 04/17/28 (Call 01/17/28)	265	298,782
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33)(a)(b)	165	210,591
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37)(a)(b)	95	104,451
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(b)	135	155,066
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	336	330,261
3.40%, 06/15/30 (Call 03/15/30)	250	264,663
4.50%, 08/15/28 (Call 05/15/28)	76	85,983
Five Corners Funding Trust, 4.42%, 11/15/23(b)	420	460,249
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(b)	180	186,811
GA Global Funding Trust, 1.00%, 04/08/24(b)	1,300	1,300,533
Genworth Holdings Inc.
4.80%, 02/15/24(d)	160	157,333
4.90%, 08/15/23	185	183,946
6.50%, 06/15/34	125	124,464

Security	Par (000)	Value

Insurance (continued)
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	$460	$447,750
4.55%, 09/15/28 (Call 06/15/28)	272	315,063
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 (Call 02/17/28)(b)	200	226,544
4.58%, 05/17/48 (Call 11/17/47)(b)	162	195,677
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(b)	39	44,545
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/22)(b)	150	159,839
Guardian Life Global Funding
1.40%, 07/06/27(b)	135	132,933
2.50%, 05/08/22(b)	40	40,906
2.90%, 05/06/24(b)	175	186,687
3.40%, 04/25/23(b)	50	52,916
Guardian Life Insurance Co. of America (The) 3.70%, 01/22/70 (Call 07/22/69)(b)	255	251,915
4.85%, 01/24/77(b)	270	328,347
4.88%, 06/19/64(b)	373	458,115
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	250	247,293
4.50%, 04/15/26 (Call 01/15/26)	13	14,753
Hanwha Life Insurance Co. Ltd., 4.70%, (Call 04/23/23)(a)(e)(g)	600	624,762
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	175	181,932
3.60%, 08/19/49 (Call 02/19/49)	350	368,753
4.30%, 04/15/43	211	241,945
4.40%, 03/15/48 (Call 09/15/47)	150	176,223
5.95%, 10/15/36	380	506,206
6.10%, 10/01/41	190	264,586
High Street Funding Trust I, 4.11%, 02/15/28 (Call 11/15/27)(b)	150	168,093
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(b)	477	494,401
Jackson National Life Global Funding
2.50%, 06/27/22(b)	175	179,256
2.65%, 06/21/24(b)	310	326,427
3.05%, 04/29/26(b)	57	61,285
3.05%, 06/21/29(b)	100	104,439
3.88%, 06/11/25(b)	425	467,861
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	180	197,035
La Mondiale SAM, 5.88%, 01/26/47 (Call 01/26/27)(a)(e)	200	227,116
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(b)	205	216,011
3.95%, 05/15/60 (Call 11/15/59)(b)	1,115	1,150,925
4.25%, 06/15/23(b)	192	206,732
4.30%, 02/01/61 (Call 02/03/26)(b)	350	320,645
4.57%, 02/01/29(b)	450	522,130
7.80%, 03/07/87(b)	175	227,420
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	320	335,200
3.35%, 03/09/25	231	250,928
3.40%, 01/15/31 (Call 10/15/30)(d)	10	10,735
3.63%, 12/12/26 (Call 09/15/26)	377	416,898
3.80%, 03/01/28 (Call 12/01/27)	235	261,336
4.00%, 09/01/23	253	273,076
4.35%, 03/01/48 (Call 09/01/47)	285	324,604
4.38%, 06/15/50 (Call 12/15/49)(d)	40	45,919
6.30%, 10/09/37	40	54,497

68	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
7.00%, 06/15/40	$220	$324,936
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	234	243,332
3.20%, 05/15/30 (Call 02/15/30)	645	688,183
3.75%, 04/01/26 (Call 01/01/26)	290	322,001
4.13%, 05/15/43 (Call 11/15/42)	374	414,007
6.00%, 02/01/35	25	33,018
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	230	240,730
4.06%, 02/24/32 (Call 02/24/27)(a)	255	281,724
4.15%, 03/04/26	911	1,029,339
5.38%, 03/04/46	610	825,964
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	485	521,506
3.50%, 11/01/27 (Call 08/01/27)	160	175,931
4.15%, 09/17/50 (Call 03/17/50)	150	170,495
4.30%, 11/01/47 (Call 05/01/47)	145	166,791
4.90%, 07/01/22	25	26,239
5.00%, 04/05/46	64	80,653
5.00%, 05/20/49 (Call 11/20/48)	115	147,052
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	430	427,527
3.30%, 03/14/23 (Call 01/14/23)	280	294,050
3.50%, 06/03/24 (Call 03/03/24)	287	309,331
3.50%, 03/10/25 (Call 12/10/24)	395	431,150
3.75%, 03/14/26 (Call 12/14/25)	283	314,552
3.88%, 03/15/24 (Call 02/15/24)	840	915,919
4.20%, 03/01/48 (Call 09/01/47)	500	591,000
4.35%, 01/30/47 (Call 07/30/46)	258	310,281
4.38%, 03/15/29 (Call 12/15/28)	680	787,236
4.75%, 03/15/39 (Call 09/15/38)	105	131,572
4.90%, 03/15/49 (Call 09/15/48)	539	702,985
5.88%, 08/01/33	170	225,723
Massachusetts Mutual Life Insurance Co.
3.38%, 04/15/50(b)	45	45,219
3.73%, 10/15/70(b)	113	113,931
4.90%, 04/01/77(b)	189	232,115
5.08%, 02/15/69 (Call 02/15/49)	870	1,020,788
MassMutual Global Funding II
0.60%, 04/12/24(b)	378	377,815
0.85%, 06/09/23(b)	200	201,744
2.35%, 01/14/27(b)	1,080	1,127,326
2.50%, 10/17/22(b)	230	237,404
2.75%, 06/22/24(b)	650	690,976
2.95%, 01/11/25(b)	200	214,174
3.40%, 03/08/26(b)	260	285,017
MBIA Inc., 5.70%, 12/01/34	50	46,868
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	367	414,978
Met Tower Global Funding, 0.55%, 07/13/22(b)	100	100,319
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(b)	150	208,377
MetLife Inc.
3.00%, 03/01/25	263	283,932
3.05%, 12/15/22	477	497,335
3.60%, 04/10/24	420	456,977
3.60%, 11/13/25 (Call 08/13/25)	175	193,431
4.05%, 03/01/45	333	385,314
4.13%, 08/13/42	205	237,898
4.55%, 03/23/30 (Call 12/23/29)	830	975,383

Security	Par (000)	Value

Insurance (continued)
4.60%, 05/13/46 (Call 11/13/45)	$264	$327,001
4.72%, 12/15/44	370	461,941
4.88%, 11/13/43	215	275,606
5.70%, 06/15/35	148	200,909
5.88%, 02/06/41	640	898,803
6.38%, 06/15/34	345	488,706
6.40%, 12/15/66 (Call 12/15/31)	773	975,209
6.50%, 12/15/32	240	337,061
9.25%, 04/08/68 (Call 04/08/33)(b)	215	323,691
10.75%, 08/01/69 (Call 08/01/34)	520	883,324
Series D, 4.37%, 09/15/23	494	538,880
Metropolitan Life Global Funding I
0.95%, 07/02/25(b)	155	154,358
1.95%, 01/13/23(b)	305	313,021
2.40%, 06/17/22(b)	1,150	1,177,151
2.95%, 04/09/30(b)	5	5,251
3.00%, 09/19/27(b)	155	167,688
3.05%, 06/17/29(b)	210	224,207
3.45%, 12/18/26(b)	355	392,957
3.60%, 01/11/24(b)	40	43,163
MGIC Investment Corp.
5.25%, 08/15/28 (Call 08/15/23)	300	317,157
5.75%, 08/15/23(d)	275	296,934
Mitsui Sumitomo Insurance Co. Ltd.
4.95%, (Call 03/06/29)(a)(b)(g)	10	11,350
7.00%, 03/15/72 (Call 03/15/22)(a)(b)	90	94,303
Mutual of Omaha Insurance Co., 4.30%, 07/15/54 (Call 07/15/24)(a)(b)	175	182,725
National Life Insurance Co., 5.25%, 07/19/68 (Call 07/19/48)(a)(b)	25	27,128
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(b)	220	233,083
5.30%, 11/18/44(b)	243	289,199
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(b)	1,285	1,378,342
9.38%, 08/15/39(b)	335	561,262
New York Life Global Funding
0.40%, 10/21/23(b)	150	149,817
0.85%, 01/15/26(b)	300	295,611
0.95%, 06/24/25(b)	400	399,156
1.10%, 05/05/23(b)	125	126,768
1.20%, 08/07/30(b)	25	23,012
2.00%, 01/22/25(b)	1,040	1,078,449
2.25%, 07/12/22(b)	503	515,052
2.30%, 06/10/22(b)	179	182,986
2.35%, 07/14/26(b)	100	104,957
2.88%, 04/10/24(b)	716	762,454
2.90%, 01/17/24(b)	198	210,426
3.00%, 01/10/28(b)	150	161,499
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(b)	670	719,178
4.45%, 05/15/69 (Call 11/15/68)(b)	317	383,171
5.88%, 05/15/33(b)	330	424,519
6.75%, 11/15/39(b)	249	364,670
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31)(a)(b)	250	241,908
3.40%, 01/23/50 (Call 01/23/30)(a)(b)	775	791,817
4.70%, 01/20/46 (Call 01/20/26)(a)(b)	680	752,304
5.00%, 10/18/42 (Call 10/18/22)(a)(b)	200	210,554
5.10%, 10/16/44 (Call 10/16/24)(a)(b)	485	537,928

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(b)	$270	$310,713
Northwestern Mutual Life Insurance Co. (The)
3.63%, 09/30/59 (Call 03/30/59)(b)	867	901,914
3.85%, 09/30/47 (Call 03/30/47)(b)	220	239,351
6.06%, 03/30/40(b)	252	345,636
Ohio National Financial Services Inc., 5.55%, 01/24/30 (Call 10/24/29)(b)	130	143,304
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)	32	35,783
OneAmerica Financial Partners Inc., 4.25%, 10/15/50 (Call 04/15/50)(b)	165	164,918
Pacific Life Global Funding II
1.20%, 06/24/25(b)	710	712,109
1.38%, 04/14/26(b)	1,000	1,000,560
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47)(a)(b)	169	185,800
Pacific LifeCorp, 5.13%, 01/30/43(b)	50	60,848
Pacific LifeCorp., 3.35%, 09/15/50 (Call 03/15/50)(b)	1,000	1,002,480
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)	494	542,392
4.50%, 10/01/50 (Call 04/01/30)(a)	100	103,092
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(b)	145	145,383
Phoenix Group Holdings PLC, 5.38%, 07/06/27(e)	200	224,716
Pricoa Global Funding I
0.80%, 09/01/25(b)	300	295,884
2.40%, 09/23/24(b)	450	475,591
2.45%, 09/21/22(b)	150	154,398
3.45%, 09/01/23(b)	225	240,422
Primerica Inc., 4.75%, 07/15/22	290	304,251
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/12/30)	1,090	1,067,284
3.10%, 11/15/26 (Call 08/15/26)	300	324,912
3.30%, 09/15/22	75	77,951
3.40%, 05/15/25 (Call 02/15/25)	354	384,108
3.70%, 05/15/29 (Call 02/15/29)	330	365,746
4.30%, 11/15/46 (Call 05/15/46)	60	69,670
4.63%, 09/15/42	320	380,371
6.05%, 10/15/36	5	6,755
Principal Life Global Funding II
0.75%, 04/12/24(b)	670	670,784
0.88%, 01/12/26(b)	75	73,460
1.25%, 05/11/23(b)	1,000	1,017,010
1.25%, 06/23/25(b)	115	115,532
1.50%, 08/27/30(b)	500	464,375
2.25%, 11/21/24(b)	150	157,181
2.50%, 09/16/29(b)	205	209,424
3.00%, 04/18/26(b)	275	295,388
Progressive Corp. (The)
2.45%, 01/15/27	291	308,719
3.20%, 03/26/30 (Call 12/26/29)	200	217,340
3.70%, 01/26/45	330	366,574
3.95%, 03/26/50 (Call 09/26/49)	180	209,912
4.00%, 03/01/29 (Call 12/01/28)	15	17,146
4.13%, 04/15/47 (Call 10/15/46)	470	557,340
4.20%, 03/15/48 (Call 09/15/47)	373	447,275
4.35%, 04/25/44	81	98,181
6.63%, 03/01/29	71	92,715
Protective Life Corp., 4.30%, 09/30/28 (Call 06/30/28)(b)	227	253,016

Security	Par (000)	Value

Insurance (continued)
Protective Life Global Funding
0.50%, 04/12/23(b)	$310	$310,310
0.63%, 10/13/23(b)	150	150,405
1.08%, 06/09/23(b)	150	151,875
1.17%, 07/15/25(b)	375	374,006
1.62%, 04/15/26(b)	1,000	1,004,060
2.62%, 08/22/22(b)	140	144,164
3.10%, 04/15/24(b)	175	186,753
Provident Financing Trust I, 7.41%, 03/15/38	55	63,757
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	211	214,406
2.10%, 03/10/30 (Call 12/10/29)	105	105,318
3.00%, 03/10/40 (Call 09/10/39)	140	140,118
3.50%, 05/15/24	419	456,651
3.70%, 03/13/51 (Call 09/13/50)	530	572,453
3.88%, 03/27/28 (Call 12/27/27)	143	162,548
3.91%, 12/07/47 (Call 06/07/47)	595	661,515
3.94%, 12/07/49 (Call 06/07/49)	515	576,022
4.35%, 02/25/50 (Call 08/25/49)	464	550,991
4.42%, 03/27/48 (Call 09/27/47)	75	88,739
4.50%, 09/15/47 (Call 09/15/27)(a)	840	902,916
4.60%, 05/15/44	406	494,362
5.20%, 03/15/44 (Call 03/15/24)(a)	559	598,739
5.38%, 05/15/45 (Call 05/15/25)(a)	780	859,030
5.63%, 06/15/43 (Call 06/15/23)(a)	450	486,994
5.70%, 12/14/36	557	755,877
5.70%, 09/15/48 (Call 09/15/28)(a)(d)	618	712,239
5.88%, 09/15/42 (Call 09/15/22)(a)	290	306,979
Series B, 5.75%, 07/15/33	105	135,835
Prudential PLC, 3.13%, 04/14/30	495	526,824
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	125	132,558
4.88%, 03/15/27 (Call 09/15/26)	224	238,457
6.63%, 03/15/25 (Call 09/15/24)	295	333,719
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	225	235,343
3.90%, 05/15/29 (Call 02/15/29)	436	481,117
3.95%, 09/15/26 (Call 06/15/26)	50	55,782
Reliance Standard Life Global Funding II
2.15%, 01/21/23(b)	100	102,609
2.50%, 10/30/24(b)	25	26,217
2.63%, 07/22/22(b)	100	102,523
2.75%, 01/21/27(b)	150	157,725
3.85%, 09/19/23(b)	625	671,256
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)	75	81,748
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	137	149,126
SBL Holdings Inc.
5.00%, 02/18/31 (Call 11/18/30)(b)	550	582,582
5.13%, 11/13/26 (Call 09/13/26)(b)	150	165,048
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	30	35,894
Sirius International Group Ltd., 4.60%, 11/01/26 (Call 08/01/26)(b)	320	323,302
Sompo International Holdings Ltd., 4.70%, 10/15/22	95	100,450
Sompo Japan Insurance Inc., 5.33%, 03/28/73 (Call 03/28/23)(a)(b)	305	326,746
Sumitomo Life Insurance Co. 3.38%, 04/15/81 (Call 04/15/31)	1,000	1,008,170

70	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.00%, 09/14/77 (Call 09/14/27)(a)(b)	$935	$1,000,712
6.50%, 09/20/73 (Call 09/20/23)(a)(b)	5	5,565
Swiss Re America Holding Corp., 7.00%, 02/15/26	5	6,277
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29)(a)(b)	460	519,938
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)	198	233,193
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(b)	135	133,745
4.27%, 05/15/47 (Call 11/15/46)(b)	994	1,146,549
4.38%, 09/15/54 (Call 09/15/24)(a)(b)	45	47,827
4.90%, 09/15/44(b)	581	724,507
6.85%, 12/16/39(b)	205	299,200
Tongyang Life Insurance Co. Ltd., 5.25%, (Call 09/22/25)(a)(e)(g)	400	414,212
Transatlantic Holdings Inc., 8.00%, 11/30/39	110	166,568
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	100	91,536
3.75%, 05/15/46 (Call 11/15/45)	165	185,556
4.00%, 05/30/47 (Call 11/30/46)	195	227,869
4.05%, 03/07/48 (Call 09/07/47)	57	67,000
4.10%, 03/04/49 (Call 09/04/48)	120	143,316
4.30%, 08/25/45 (Call 02/25/45)	530	636,874
4.60%, 08/01/43	160	200,707
5.35%, 11/01/40	355	484,153
6.25%, 06/15/37	476	682,946
6.75%, 06/20/36	220	324,471
Travelers Property Casualty Corp., 6.38%, 03/15/33	122	171,493
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	126	142,430
Unum Group
4.00%, 03/15/24	134	145,339
4.00%, 06/15/29 (Call 03/15/29)	175	191,933
4.50%, 03/15/25 (Call 02/15/25)	88	98,555
4.50%, 12/15/49 (Call 06/15/49)	630	645,750
5.75%, 08/15/42	230	273,074
USI Inc./NY, 6.88%, 05/01/25 (Call 05/01/21)(b)	354	359,894
Vigorous Champion International Ltd., 4.25%, 05/28/29(e)	400	434,908
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	5	5,366
3.65%, 06/15/26	275	305,855
4.70%, 01/23/48 (Call 01/23/28)(a)	225	234,126
4.80%, 06/15/46	75	91,612
5.65%, 05/15/53 (Call 05/15/23)(a)	185	197,985
5.70%, 07/15/43	190	251,459
Western & Southern Financial Group Inc., 5.75%, 07/15/33(b)	5	6,352
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(b)	44	44,472
5.15%, 01/15/49 (Call 07/15/48)(b)	100	121,733
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	291	304,179
3.60%, 05/15/24 (Call 03/15/24)	792	854,457
3.88%, 09/15/49 (Call 03/15/49)	480	522,317
4.50%, 09/15/28 (Call 06/15/28)	1,025	1,174,332
5.05%, 09/15/48 (Call 03/15/48)	150	190,670
Willow No. 2 Ireland PLC for Zurich Insurance Co. Ltd., 4.25%, 10/01/45 (Call 10/01/25)(a)(e)	200	215,836
WR Berkley Corp., 4.75%, 08/01/44	305	365,314

Security	Par (000)	Value

Insurance (continued)
XLIT Ltd.
4.45%, 03/31/25	$74	$82,841
5.25%, 12/15/43	58	77,187
5.50%, 03/31/45	315	413,759
ZhongAn Online P&C Insurance Co. Ltd.
3.13%, 07/16/25 (Call 04/16/25)(e)	400	402,992
3.50%, 03/08/26 (Call 12/08/25)(e)	400	406,120

		168,385,098

Internet — 0.5%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (Call 05/06/23)	300	312,720
3.15%, 02/09/51 (Call 08/09/50)	500	472,605
3.40%, 12/06/27 (Call 09/06/27)	920	1,001,098
3.60%, 11/28/24 (Call 08/28/24)	744	807,686
4.00%, 12/06/37 (Call 06/06/37)	594	645,886
4.20%, 12/06/47 (Call 06/06/47)	555	616,577
4.40%, 12/06/57 (Call 06/06/57)	505	581,467
4.50%, 11/28/34 (Call 05/28/34)	340	389,728
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	147	145,661
0.80%, 08/15/27 (Call 06/15/27)	745	721,659
1.10%, 08/15/30 (Call 05/15/30)	670	622,510
1.90%, 08/15/40 (Call 02/15/40)	681	599,886
2.00%, 08/15/26 (Call 05/15/26)	530	555,859
2.05%, 08/15/50 (Call 02/15/50)	937	786,565
2.25%, 08/15/60 (Call 02/15/60)	441	367,115
3.38%, 02/25/24	540	586,073
Amazon.com Inc.
0.40%, 06/03/23	1,165	1,169,182
0.80%, 06/03/25 (Call 05/03/25)	362	362,442
1.20%, 06/03/27 (Call 04/03/27)	295	292,938
1.50%, 06/03/30 (Call 03/03/30)	988	951,622
2.40%, 02/22/23 (Call 01/22/23)	1,180	1,223,707
2.50%, 11/29/22 (Call 08/29/22)	382	393,407
2.50%, 06/03/50 (Call 12/03/49)	685	618,288
2.70%, 06/03/60 (Call 12/03/59)	1,852	1,674,875
2.80%, 08/22/24 (Call 06/22/24)	1,319	1,414,667
3.15%, 08/22/27 (Call 05/22/27)	792	872,158
3.80%, 12/05/24 (Call 09/05/24)	494	547,984
3.88%, 08/22/37 (Call 02/22/37)	540	623,803
4.05%, 08/22/47 (Call 02/22/47)	860	1,016,236
4.25%, 08/22/57 (Call 02/22/57)	540	658,152
4.80%, 12/05/34 (Call 06/05/34)	705	893,418
4.95%, 12/05/44 (Call 06/05/44)	571	752,983
5.20%, 12/03/25 (Call 09/03/25)	440	520,401
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(b)	170	168,851
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(b)	235	233,860
6.13%, 12/01/28 (Call 12/01/23)(b)	220	226,450
Baidu Inc.
2.88%, 07/06/22	100	102,311
3.08%, 04/07/25 (Call 03/07/25)	250	263,743
3.43%, 04/07/30 (Call 01/07/30)	304	320,839
3.50%, 11/28/22	10	10,402
3.63%, 07/06/27	200	218,670
3.88%, 09/29/23 (Call 08/29/23)	390	415,763
4.13%, 06/30/25	235	258,340
4.38%, 05/14/24 (Call 04/14/24)	775	850,942
4.38%, 03/29/28 (Call 12/29/27)	30	33,502
4.88%, 11/14/28 (Call 08/14/28)	800	927,056

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	$625	$651,500
3.55%, 03/15/28 (Call 12/15/27)	400	437,148
3.60%, 06/01/26 (Call 03/01/26)	892	985,045
3.65%, 03/15/25 (Call 12/15/24)	211	230,650
4.63%, 04/13/30 (Call 01/13/30)	779	912,747
Cablevision Lightpath LLC
3.88%, 09/15/27 (Call 09/15/23)(b)	200	197,258
5.63%, 09/15/28 (Call 09/15/23)(b)	200	205,418
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(b)	125	130,433
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(b)	80	82,156
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	477	491,491
3.80%, 08/24/27 (Call 05/24/27)	745	826,205
4.50%, 06/20/28 (Call 03/20/28)	461	527,476
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	420	433,919
2.70%, 03/11/30 (Call 12/11/29)	285	289,891
2.75%, 01/30/23 (Call 12/30/22)	950	987,420
3.45%, 08/01/24 (Call 05/01/24)	87	93,851
3.60%, 06/05/27 (Call 03/05/27)	390	430,619
4.00%, 07/15/42 (Call 01/15/42)	330	354,664
Endure Digital Inc., 6.00%, 02/15/29 (Call 02/15/24)(b)	335	320,652
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(b)	225	223,729
3.25%, 02/15/30 (Call 11/15/29)	637	647,714
3.80%, 02/15/28 (Call 11/15/27)	340	363,824
4.50%, 08/15/24 (Call 05/15/24)	206	226,231
4.63%, 08/01/27 (Call 05/01/27)(b)	765	860,679
5.00%, 02/15/26 (Call 11/15/25)	353	400,637
6.25%, 05/01/25 (Call 02/01/25)(b)	73	84,947
Getty Images Inc., 9.75%, 03/01/27 (Call 03/01/22)(b)	15	15,995
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(b)	220	214,414
5.25%, 12/01/27 (Call 06/01/22)(b)	325	340,831
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(b)	165	173,654
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)	663	690,886
3.88%, 04/29/26	83	90,465
4.13%, 01/14/50 (Call 07/14/49)	485	500,117
Match Group Holdings II LLC
4.13%, 08/01/30 (Call 05/01/25)(b)	85	85,349
4.63%, 06/01/28 (Call 06/01/23)(b)	280	289,038
5.00%, 12/15/27 (Call 12/15/22)(b)	150	158,135
5.63%, 02/15/29 (Call 02/15/24)(b)	190	205,671
Meituan
2.13%, 10/28/25	800	789,768
3.05%, 10/28/30 (Call 07/28/30)(e)	800	774,080
MercadoLibre Inc., 3.13%, 01/14/31 (Call 10/14/30)	800	764,880
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(b)	210	226,000
4.38%, 11/15/26	410	462,505
4.88%, 04/15/28	669	770,320
4.88%, 06/15/30 (Call 03/15/30)(b)	450	522,059
5.38%, 11/15/29(b)	380	451,375
5.75%, 03/01/24	175	196,541
5.88%, 02/15/25	343	396,614
5.88%, 11/15/28	700	852,124

Security	Par (000)	Value

Internet (continued)
6.38%, 05/15/29	$325	$409,503
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc.
6.00%, 02/15/28 (Call 02/15/24)	160	160,125
10.75%, 06/01/28 (Call 06/01/23)(b)	80	90,879
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)	175	178,694
5.00%, 04/15/25 (Call 04/15/22)(b)	465	470,971
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(b)	275	301,356
Prosus NV
3.68%, 01/21/30 (Call 10/21/29)(e)	1,257	1,316,356
4.03%, 08/03/50 (Call 02/03/50)(e)	1,000	933,430
4.85%, 07/06/27 (Call 04/06/27)(e)	400	451,776
5.50%, 07/21/25 (Call 04/21/25)(e)	200	228,486
Rakuten Group Inc., 6.25%, (Call 04/22/31)(a)(b)(g)	200	205,232
TD Ameritrade Holding Corp.
2.75%, 10/01/29 (Call 07/01/29)	210	220,880
3.30%, 04/01/27 (Call 01/01/27)	755	826,740
3.75%, 04/01/24 (Call 03/01/24)	257	279,541
Tencent Holdings Ltd.
0.79%, 01/19/23, (3 mo. LIBOR US + 0.605%)(a)(e)	200	199,296
1.10%, 04/11/24, (3 mo. LIBOR US + 0.910%)(a)(e)	400	401,584
1.81%, 01/26/26 (Call 12/26/25)(e)	1,000	1,011,600
2.39%, 06/03/30 (Call 03/03/30)(e)	800	783,704
2.99%, 01/19/23 (Call 12/19/22)(e)	800	827,896
3.24%, 06/03/50 (Call 12/03/49)(e)	800	734,224
3.28%, 04/11/24 (Call 03/11/24)(e)	200	213,052
3.29%, 06/03/60 (Call 12/03/59)(e)	600	540,858
3.58%, 04/11/26 (Call 02/11/26)(e)	400	435,680
3.60%, 01/19/28 (Call 10/19/27)(e)	600	641,376
3.80%, 02/11/25(e)	200	216,696
3.93%, 01/19/38 (Call 07/19/37)(e)	800	847,944
3.98%, 04/11/29 (Call 01/11/29)(d)(e)	900	982,539
4.53%, 04/11/49 (Call 10/11/48)(e)	400	457,224
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)	75	73,820
2.00%, 09/03/30 (Call 06/03/30)	775	728,345
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(b)	215	232,290
Twitter Inc., 3.88%, 12/15/27 (Call 09/15/27)(b)	325	341,985
Uber Technologies Inc.
6.25%, 01/15/28 (Call 12/17/23)(b)	245	265,938
7.50%, 05/15/25 (Call 05/15/22)(b)	435	470,113
7.50%, 09/15/27 (Call 09/15/22)(b)	515	569,034
8.00%, 11/01/26 (Call 11/01/21)(b)	630	681,811
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/21)	127	127,337
4.75%, 07/15/27 (Call 07/15/22)	415	442,083
5.25%, 04/01/25 (Call 01/01/25)	250	282,755
Weibo Corp.
3.38%, 07/08/30 (Call 04/08/30)	645	645,406
3.50%, 07/05/24 (Call 06/05/24)	326	342,678

		67,168,449

Iron & Steel — 0.2%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28(e)	200	207,290
5.95%, 07/31/24(e)	400	434,752
Allegheny Technologies Inc.
5.88%, 12/01/27 (Call 12/01/22)(d)	165	174,346
7.88%, 08/15/23 (Call 05/15/23)	310	337,429

72	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
ArcelorMittal SA
3.60%, 07/16/24	$206	$219,178
4.25%, 07/16/29	310	336,260
4.55%, 03/11/26	305	338,263
6.13%, 06/01/25	140	162,943
7.00%, 03/01/41	180	249,971
7.25%, 10/15/39	275	387,478
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 07/15/21)(b)	282	300,141
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23)(b)	350	379,285
Carpenter Technology Corp.
4.45%, 03/01/23 (Call 12/01/22)	275	286,613
6.38%, 07/15/28 (Call 07/15/23)	200	218,650
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(b)	365	371,607
4.88%, 03/01/31 (Call 03/01/26)(b)	230	234,037
5.88%, 06/01/27 (Call 06/01/22)(d)	250	262,058
6.25%, 10/01/40	125	127,350
6.75%, 03/15/26 (Call 03/04/23)(b)	375	407,647
9.88%, 10/17/25 (Call 10/17/22)(b)	208	244,192
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	135	134,399
4.88%, 05/15/23 (Call 02/15/23)	60	62,901
5.38%, 07/15/27 (Call 06/15/22)	50	53,188
CSN Inova Ventures, 6.75%, 01/28/28 (Call 01/28/24)(e)	800	868,328
CSN Resources SA
7.63%, 02/13/23 (Call 02/13/22)(e)	200	208,196
7.63%, 04/17/26 (Call 04/17/22)(e)	200	215,026
Evraz PLC
5.25%, 04/02/24(e)	200	215,252
5.38%, 03/20/23(e)	450	476,739
Gerdau Trade Inc., 4.75%, 04/15/23(e)	200	213,612
GTL Trade Finance Inc., 7.25%, 04/16/44 (Call 10/16/43)(e)	200	266,246
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%, 04/29/24 (Call 01/29/24)(e)	615	688,191
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(e)	400	423,056
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 10/01/21)(b)(d)	55	55,573
JSW Steel Ltd., 5.95%, 04/18/24(e)	200	214,588
Metalloinvest Finance DAC, 4.85%, 05/02/24(e)	200	213,934
Metinvest BV
7.75%, 10/17/29(e)	400	427,568
8.50%, 04/23/26 (Call 01/23/26)(e)	400	442,096
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(b)	250	276,968
Novolipetsk Steel via Steel Funding DAC, 4.00%, 09/21/24 (Call 06/21/24)(e)	400	424,512
Novolipetsk Steel Via Steel Funding DAC
4.50%, 06/15/23(e)	200	211,744
4.70%, 05/30/26 (Call 02/28/26)(e)	200	218,346
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	520	538,429
2.70%, 06/01/30 (Call 03/01/30)	110	113,225
2.98%, 12/15/55 (Call 06/15/55)(b)	444	411,974
3.95%, 05/01/28 (Call 02/01/28)	365	410,786
4.00%, 08/01/23 (Call 05/01/23)	425	454,231
4.13%, 09/15/22 (Call 06/15/22)	97	100,930

Security	Par (000)	Value

Iron & Steel (continued)
Periama Holdings LLC/DE, 5.95%, 04/19/26(e)	$400	$425,328
Posco, 2.38%, 01/17/23	400	410,060
POSCO, 2.50%, 01/17/25(e)	825	855,343
Prosus NV, 3.83%, 02/08/51	400	365,132
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (Call 05/15/30)	100	96,949
4.50%, 04/15/23 (Call 01/15/23)	200	212,810
Severstal OAO Via Steel Capital SA, 5.90%, 10/17/22(e)	600	638,844
Shandong Iron And Steel Xinheng International Co. Ltd., 6.50%, 11/05/23(e)	200	200,480
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	500	493,475
2.40%, 06/15/25 (Call 05/15/25)	355	371,216
2.80%, 12/15/24 (Call 11/15/24)	296	314,124
3.25%, 01/15/31 (Call 10/15/30)	70	74,449
3.25%, 10/15/50 (Call 04/15/50)	50	47,920
3.45%, 04/15/30 (Call 01/15/30)	190	204,385
5.00%, 12/15/26 (Call 12/15/21)	144	151,341
TMS International Corp./DE, 6.25%, 04/15/29 (Call 04/06/24)	130	135,096
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/22)	260	265,678
6.88%, 08/15/25 (Call 08/15/21)	350	358,880
6.88%, 03/01/29 (Call 03/01/24)	345	359,976
United States Steel Corp., 6.65%, 06/01/37	175	178,945
Usiminas International Sarl, 5.88%, 07/18/26
(Call 07/15/23)(e)	200	215,346
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	475	499,192
6.25%, 08/10/26	1,302	1,557,478
6.88%, 11/21/36	583	794,069
6.88%, 11/10/39	365	504,240
8.25%, 01/17/34	437	630,831
Vale SA, 5.63%, 09/11/42	264	328,339

		24,709,454

Leisure Time — 0.1%
Carnival Corp.
5.75%, 03/01/27 (Call 12/01/26)(b)	1,500	1,583,175
6.65%, 01/15/28	125	133,868
7.63%, 03/01/26 (Call 03/01/24)(b)	610	668,048
9.88%, 08/01/27 (Call 02/01/24)(b)	325	382,440
10.50%, 02/01/26 (Call 08/01/23)(b)	320	377,702
11.50%, 04/01/23 (Call 01/01/23)(b)	1,650	1,895,058
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 09/15/21)(b)	100	97,077
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	367	393,897
4.63%, 07/28/45 (Call 01/28/45)	235	248,637
King Power Capital Ltd., 5.63%, 11/03/24(e)	400	455,196
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(b)	310	321,175
8.00%, 04/15/26 (Call 02/01/23)(b)	265	278,801
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/21)(b)	180	172,298
5.88%, 03/15/26 (Call 12/15/25)(b)	800	838,008
10.25%, 02/01/26 (Call 08/01/23)(b)	245	288,733
12.25%, 05/15/24 (Call 02/15/24)(b)	345	420,779
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(b)	155	163,341

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	$225	$213,669
5.25%, 11/15/22	275	283,267
5.50%, 04/01/28 (Call 09/29/27)(b)	625	655,462
7.50%, 10/15/27(d)	125	147,415
9.13%, 06/15/23 (Call 03/15/23)(b)	370	408,077
10.88%, 06/01/23 (Call 03/01/23)(b)	515	591,138
11.50%, 06/01/25 (Call 06/01/22)(b)	1,000	1,158,790
Silversea Cruise Finance Ltd., 7.25%, 02/01/25 (Call 02/01/22)(b)	200	206,922
Sunny Express Enterprises Corp.
2.63%, 04/23/25(e)	400	409,676
3.13%, 04/23/30(e)	400	407,608
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)(b)	350	343,028
6.25%, 05/15/25 (Call 05/15/21)(b)	125	125,144
7.00%, 02/15/29 (Call 02/15/24)(b)	230	238,135
13.00%, 05/15/25 (Call 05/15/22)(b)	370	432,600
Viking Ocrean Cruises shi, 5.63%, 02/15/29 (Call 02/15/24)(b)	155	157,531
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)	185	184,743
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(b)	200	204,004

		14,885,442

Lodging — 0.2%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 03/15/22)(b)	125	124,857
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)	420	430,500
6.00%, 08/15/26 (Call 08/15/21)	240	248,866
6.38%, 04/01/26 (Call 04/01/22)	325	335,592
8.63%, 06/01/25 (Call 06/01/22)(b)	155	171,639
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	29	30,689
3.70%, 01/15/31 (Call 10/15/30)	400	424,372
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/21)(b)	100	104,019
10.75%, 09/01/24 (Call 09/01/21)(b)	250	264,482
Fortune Star BVI Ltd.
5.95%, 10/19/25 (Call 10/19/23)(e)	600	625,644
6.75%, 07/02/23 (Call 07/02/22)(e)	200	209,480
6.85%, 07/02/24 (Call 07/02/23)(e)	200	212,390
Full House Resorts Inc., 8.25%, 02/15/28 (Call 02/15/24)	115	123,628
Gohl Capital Ltd., 4.25%, 01/24/27(e)	1,575	1,664,413
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	635	626,688
3.75%, 05/01/29 (Call 05/01/24)(b)	255	256,265
4.00%, 05/01/31 (Call 05/01/26)(b)	515	521,288
4.88%, 01/15/30 (Call 01/15/25)	400	425,888
5.38%, 05/01/25 (Call 05/01/22)(b)	290	305,109
5.75%, 05/01/28 (Call 05/01/23)(b)	195	209,789
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)	80	83,920
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/22)	300	311,961
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	398	416,360
4.38%, 09/15/28 (Call 06/15/28)	375	408,626
4.85%, 03/15/26 (Call 12/15/25)	294	329,048
5.75%, 04/23/30 (Call 01/23/30)	290	343,154

Security	Par (000)	Value

Lodging (continued)
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	$301	$312,303
3.20%, 08/08/24 (Call 07/08/24)	475	498,080
3.50%, 08/18/26 (Call 06/18/26)	368	386,812
3.90%, 08/08/29 (Call 05/08/29)	230	240,028
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	50	53,248
3.75%, 03/15/25 (Call 12/15/24)	10	10,718
3.75%, 10/01/25 (Call 07/01/25)	200	215,280
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	95	106,511
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	160	184,266
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	858	963,036
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	321	333,991
Series R, 3.13%, 06/15/26 (Call 03/15/26)	406	431,964
Series X, 4.00%, 04/15/28 (Call 01/15/28)	133	143,232
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	300	322,167
Marriott Ownership Resorts Inc.
4.75%, 01/15/28 (Call 09/15/22)	160	162,030
6.13%, 09/15/25 (Call 05/15/22)(b)	190	201,668
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)	237	247,504
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 06/06/21)(e)	600	617,628
5.25%, 04/26/26 (Call 04/26/22)(d)(e)	200	208,606
5.38%, 12/04/29 (Call 12/04/24)(b)	600	637,422
5.63%, 07/17/27 (Call 07/17/22)(e)	400	422,680
5.75%, 07/21/28 (Call 07/21/23)(b)	200	215,530
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(b)	300	310,140
5.25%, 06/18/25 (Call 06/16/22)(b)	400	417,580
5.38%, 05/15/24 (Call 05/15/21)(b)	400	411,552
5.88%, 05/15/26 (Call 05/15/22)(b)	400	421,628
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	127	133,758
4.75%, 10/15/28 (Call 07/15/28)	200	211,136
5.50%, 04/15/27 (Call 01/15/27)	232	253,325
5.75%, 06/15/25 (Call 03/15/25)	349	384,336
6.00%, 03/15/23	550	588,808
6.75%, 05/01/25 (Call 05/01/22)	370	396,866
7.75%, 03/15/22	391	411,571
Sands China Ltd.
4.38%, 06/18/30 (Call 03/18/30)	815	868,407
4.60%, 08/08/23 (Call 07/08/23)	505	539,087
5.13%, 08/08/25 (Call 06/08/25)	275	306,985
5.40%, 08/08/28 (Call 05/08/28)	445	506,085
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(b)	225	225,641
5.00%, 10/01/25 (Call 10/01/21)(b)	79	80,147
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(b)	400	408,400
6.00%, 07/15/25 (Call 07/15/22)(b)	400	423,196
6.50%, 01/15/28 (Call 07/15/23)(b)	250	270,750
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 05/15/21)(b)	96	93,836
Travel & Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)	193	199,327
4.25%, 03/01/22 (Call 12/01/21)	295	299,059
6.00%, 04/01/27 (Call 01/01/27)	325	363,834
6.63%, 07/31/26 (Call 04/30/26)(b)	315	360,968

74	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Travel + Leisure Co.
4.63%, 03/01/30 (Call 12/01/29)(b)	$75	$77,887
5.65%, 04/01/24 (Call 02/01/24)	50	54,459
6.60%, 10/01/25 (Call 07/01/25)	158	179,183
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(b)	200	214,462
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(b)	105	108,210
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(b)	175	179,538
5.25%, 05/15/27 (Call 02/15/27)(b)	400	424,140
5.50%, 03/01/25 (Call 12/01/24)(b)(d)	700	745,668
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 10/01/21)(b)	200	203,498
5.13%, 12/15/29 (Call 12/15/24)(b)	400	408,520
5.50%, 01/15/26 (Call 06/15/22)(b)	400	419,756
5.50%, 10/01/27 (Call 10/01/22)(b)	400	420,252
5.63%, 08/26/28 (Call 08/26/23)(b)	600	630,150

		29,075,516

Machinery — 0.3%
ABB Finance USA Inc., 2.88%, 05/08/22	526	539,592
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28 (Call 12/15/23)(b)	165	166,487
BWX Technologies Inc.
4.13%, 06/30/28 (Call 06/30/23)(b)	320	326,323
4.13%, 04/15/29 (Call 04/15/24)(b)	150	153,921
5.38%, 07/15/26 (Call 07/15/21)(b)	50	51,616
Caterpillar Financial Services Corp.
0.45%, 09/14/23	400	401,212
0.65%, 07/07/23	357	359,503
0.95%, 05/13/22	174	175,246
1.10%, 09/14/27	156	152,693
1.90%, 09/06/22	144	147,203
1.95%, 11/18/22	390	400,335
2.15%, 11/08/24	545	572,375
2.40%, 06/06/22	462	472,852
2.40%, 08/09/26	35	37,021
2.55%, 11/29/22	325	336,814
2.63%, 03/01/23	1,225	1,277,797
2.85%, 06/01/22	40	41,150
2.85%, 05/17/24	95	101,544
3.25%, 12/01/24	185	201,478
3.30%, 06/09/24	161	174,448
3.45%, 05/15/23	355	377,571
3.65%, 12/07/23	365	395,726
3.75%, 11/24/23	760	825,383
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	637	620,616
2.60%, 09/19/29 (Call 06/19/29)	132	137,632
2.60%, 04/09/30 (Call 01/09/30)	240	250,104
3.25%, 09/19/49 (Call 03/19/49)	305	317,688
3.25%, 04/09/50 (Call 10/09/49)	791	827,647
3.40%, 05/15/24 (Call 02/15/24)	831	900,497
3.80%, 08/15/42	284	325,200
4.30%, 05/15/44 (Call 11/15/43)	10	12,152
4.75%, 05/15/64 (Call 11/15/63)	356	477,926
5.20%, 05/27/41	196	259,871
6.05%, 08/15/36	57	79,976
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 12/15/21)(b)	175	174,533

Security	Par (000)	Value

Machinery (continued)
CNH Industrial Capital LLC
1.95%, 07/02/23	$365	$375,213
4.20%, 01/15/24	150	163,294
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	376	416,371
4.50%, 08/15/23	615	666,451
Colfax Corp., 6.38%, 02/15/26 (Call 02/15/22)(b)	105	111,901
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	65	66,817
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	364	371,440
2.75%, 04/15/25 (Call 03/15/25)	395	423,795
2.88%, 09/07/49 (Call 03/07/49)	175	172,475
3.10%, 04/15/30 (Call 01/15/30)	425	460,696
3.75%, 04/15/50 (Call 10/15/49)	385	438,788
3.90%, 06/09/42 (Call 12/09/41)	235	274,189
5.38%, 10/16/29	135	169,852
Doosan Infracore Co. Ltd., 2.25%, 11/18/22(e)	400	409,780
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	45	47,571
3.15%, 11/15/25 (Call 08/15/25)	320	345,350
5.38%, 10/15/35	160	199,530
5.38%, 03/01/41 (Call 12/01/40)	110	135,586
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	100	103,034
3.50%, 10/01/30 (Call 07/01/30)	250	258,540
4.00%, 11/15/23 (Call 08/15/23)	20	21,295
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(b)	295	303,629
Granite US Holdings Corp., 11.00%, 10/01/27 (Call 10/01/22)(b)	275	308,638
Husky III Holding Ltd. (13.75% PIK), 13.00%, 02/15/25 (Call 02/15/22)(b)(f)	200	218,092
John Deere Capital Corp.
0.40%, 10/10/23	50	50,104
0.45%, 01/17/24	500	500,190
0.55%, 07/05/22	260	260,913
0.70%, 07/05/23	102	102,881
0.70%, 01/15/26	400	396,508
1.20%, 04/06/23	46	46,837
1.45%, 01/15/31	1,040	979,358
1.50%, 03/06/28	500	492,730
1.75%, 03/09/27	130	132,695
1.95%, 06/13/22	925	942,307
2.05%, 01/09/25	39	40,776
2.15%, 09/08/22	280	287,034
2.25%, 09/14/26	470	495,836
2.45%, 01/09/30	110	113,573
2.60%, 03/07/24	749	794,794
2.65%, 06/24/24	261	277,915
2.65%, 06/10/26	368	395,736
2.70%, 01/06/23	65	67,659
2.80%, 01/27/23	317	331,141
2.80%, 03/06/23	409	428,444
2.80%, 09/08/27	361	389,021
2.80%, 07/18/29	205	217,152
3.05%, 01/06/28	65	70,465
3.35%, 06/12/24	80	86,736
3.40%, 09/11/25	34	37,427
3.45%, 06/07/23	1,060	1,127,829
3.45%, 03/13/25	350	384,482

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
3.45%, 03/07/29	$147	$162,788
3.65%, 10/12/23	82	88,579
JPW Industries Holding Corp., 9.00%, 10/01/24 (Call 10/01/21)(b)	50	50,578
Komatsu Finance America Inc., 2.44%, 09/11/22(e)	200	205,010
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 04/01/22)(b)	64	69,395
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 08/01/21)(b)	100	104,292
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(b)	65	67,135
nVent Finance Sarl
3.95%, 04/15/23 (Call 03/15/23)	250	261,302
4.55%, 04/15/28 (Call 01/15/28)	190	204,007
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	45	46,818
4.60%, 05/15/28 (Call 02/15/28)	280	318,500
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	486	505,197
2.29%, 04/05/27 (Call 02/05/27)	46	47,622
2.57%, 02/15/30 (Call 11/15/29)	757	770,687
3.11%, 02/15/40 (Call 08/15/39)	147	148,026
3.36%, 02/15/50 (Call 08/15/49)	400	406,260
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 12/15/21)(b)	75	76,738
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	15	15,974
3.50%, 03/01/29 (Call 12/01/28)	297	330,145
4.20%, 03/01/49 (Call 09/01/48)	130	155,363
Shanghai Electric Group Global Investment Ltd. 2.30%, 02/21/25(e)	600	606,582
2.65%, 11/21/24 (Call 08/21/24)(e)	400	415,964
SPX FLOW Inc., 5.88%, 08/15/26 (Call 08/15/21)(b)	200	207,902
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(b)	73	78,659
Tennant Co., 5.63%, 05/01/25 (Call 05/01/21)	50	51,406
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(b)	265	275,722
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/22)(b)	220	228,371
Vertical Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(b)	200	217,956
Vertical U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(b)	700	734,713
Welbilt Inc., 9.50%, 02/15/24 (Call 02/15/22)	100	105,148
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	410	445,711
4.40%, 03/15/24 (Call 02/15/24)	385	419,858
4.95%, 09/15/28 (Call 06/15/28)	745	856,236
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	550	553,344
2.25%, 01/30/31 (Call 10/30/30)	27	26,500
3.25%, 11/01/26 (Call 08/01/26)	315	343,980
4.38%, 11/01/46 (Call 05/01/46)	70	80,515

		37,667,985

Manufacturing — 0.4%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	45	46,134
2.00%, 06/26/22	445	454,140
2.00%, 02/14/25 (Call 01/14/25)	145	151,455
2.25%, 03/15/23 (Call 02/15/23)	345	357,144

Security	Par (000)	Value

Manufacturing (continued)
2.25%, 09/19/26 (Call 06/19/26)	$795	$840,379
2.38%, 08/26/29 (Call 05/26/29)	230	236,063
2.65%, 04/15/25 (Call 03/15/25)	59	62,949
2.88%, 10/15/27 (Call 07/15/27)	950	1,026,874
3.00%, 08/07/25	234	253,888
3.05%, 04/15/30 (Call 01/15/30)	150	161,629
3.13%, 09/19/46 (Call 03/19/46)	285	290,475
3.25%, 02/14/24 (Call 01/14/24)	230	247,068
3.25%, 08/26/49 (Call 02/26/49)	553	572,615
3.38%, 03/01/29 (Call 12/01/28)	542	598,260
3.63%, 09/14/28 (Call 06/14/28)	217	243,593
3.63%, 10/15/47 (Call 04/15/47)	732	810,265
3.88%, 06/15/44	130	146,825
4.00%, 09/14/48 (Call 03/14/48)	201	235,377
5.70%, 03/15/37	60	79,984
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(b)	150	153,377
5.63%, 07/01/27 (Call 07/01/22)(b)	100	105,984
Bombardier Inc.
5.75%, 03/15/22(b)	172	178,182
6.00%, 10/15/22 (Call 05/31/21)(b)	506	505,661
6.13%, 01/15/23(b)	425	445,298
7.45%, 05/01/34(b)	100	103,060
7.50%, 12/01/24 (Call 12/01/21)(b)	325	329,849
7.50%, 03/15/25 (Call 03/15/22)(b)	650	649,558
7.88%, 04/15/27 (Call 04/15/22)(b)	890	888,024
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	172	176,042
3.50%, 12/01/24 (Call 10/01/24)	196	212,491
3.75%, 11/15/22 (Call 08/15/22)	105	109,304
3.75%, 12/01/27 (Call 09/01/27)	55	61,141
Eaton Corp.
2.75%, 11/02/22	1,329	1,375,967
3.10%, 09/15/27 (Call 06/15/27)	50	54,161
4.00%, 11/02/32	164	187,483
4.15%, 11/02/42	590	678,559
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/15/21)	125	132,289
FXI Holdings Inc.
7.88%, 11/01/24 (Call 11/01/21)(b)	279	288,765
12.25%, 11/15/26 (Call 11/15/22)(b)	238	275,490
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/22)(b)	150	157,256
General Electric Co.
2.70%, 10/09/22	240	247,966
3.15%, 09/07/22	75	77,718
3.38%, 03/11/24	110	118,227
3.45%, 05/15/24 (Call 02/13/24)	471	507,997
3.45%, 05/01/27 (Call 03/01/27)	40	43,706
3.63%, 05/01/30 (Call 02/01/30)	1,050	1,141,308
4.13%, 10/09/42	822	898,882
4.25%, 05/01/40 (Call 11/01/39)	582	650,565
4.35%, 05/01/50 (Call 11/01/49)	1,691	1,885,178
4.50%, 03/11/44	228	259,079
5.55%, 01/05/26	110	130,723
5.88%, 01/14/38	855	1,118,212
6.15%, 08/07/37	737	986,740
6.75%, 03/15/32	909	1,227,577
6.88%, 01/10/39	665	954,275
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)	200	197,052

76	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
5.00%, 09/15/26 (Call 07/15/26)	$260	$287,906
5.75%, 06/15/25 (Call 06/15/22)	185	198,988
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	796	857,841
3.50%, 03/01/24 (Call 12/01/23)	190	204,831
3.90%, 09/01/42 (Call 03/01/42)	894	1,033,848
4.88%, 09/15/41 (Call 03/15/41)	75	96,306
LSB Industries Inc., 9.63%, 05/01/23 (Call 05/01/21)(b)	225	232,875
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	365	386,323
3.25%, 03/01/27 (Call 12/01/26)	273	296,907
3.25%, 06/14/29 (Call 03/14/29)	325	350,041
3.30%, 11/21/24 (Call 08/21/24)	179	192,942
3.50%, 09/15/22	37	38,550
4.00%, 06/14/49 (Call 12/14/48)	850	965,838
4.10%, 03/01/47 (Call 09/01/46)	49	55,856
4.20%, 11/21/34 (Call 05/21/34)	349	401,741
4.45%, 11/21/44 (Call 05/21/44)	135	159,870
6.25%, 05/15/38	158	218,882
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	160	185,714
Siemens Financieringsmaatschappij NV
0.65%, 03/11/24(b)	615	616,310
1.20%, 03/11/26(b)	460	458,740
1.70%, 03/11/28(b)	1,000	992,340
2.00%, 09/15/23(b)	366	379,095
2.15%, 03/11/31(b)	1,000	986,270
2.35%, 10/15/26(b)	550	574,799
2.88%, 03/11/41(b)	1,000	988,660
2.90%, 05/27/22(b)	270	277,487
3.13%, 03/16/24(b)	450	481,761
3.25%, 05/27/25(b)	805	874,882
3.30%, 09/15/46(b)	735	762,959
4.20%, 03/16/47(b)	510	608,139
6.13%, 08/17/26(b)	150	185,751
Sunny Optical Technology Group Co. Ltd., 3.75%, 01/23/23(e)	210	217,696
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	425	419,437
3.00%, 06/01/30 (Call 03/01/30)	150	155,634
3.38%, 03/01/28 (Call 12/01/27)	65	69,470
3.65%, 03/15/27 (Call 12/15/26)	455	499,035
3.88%, 03/01/25 (Call 12/01/24)	5	5,440
3.90%, 09/17/29 (Call 06/17/29)	95	104,932
4.00%, 03/15/26 (Call 12/15/25)	100	109,987
4.30%, 03/01/24 (Call 12/01/23)	74	80,492
Trane Technologies Global Holding Co. Ltd. 3.75%, 08/21/28 (Call 05/21/28)	413	457,497
4.25%, 06/15/23	185	199,386
5.75%, 06/15/43	113	157,404
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	624	684,210
3.55%, 11/01/24 (Call 08/01/24)	135	146,160
3.80%, 03/21/29 (Call 12/21/28)	545	606,416
4.50%, 03/21/49 (Call 09/21/48)	195	233,626
4.65%, 11/01/44 (Call 05/01/44)	90	107,844
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	200	211,124

		43,146,505

Security	Par (000)	Value

Media — 1.3%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(b)	$600	$591,750
7.50%, 05/15/26 (Call 05/15/21)(b)	1,000	1,039,180
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	425	418,897
4.75%, 08/01/25 (Call 08/01/21)	330	339,791
5.00%, 04/01/24 (Call 04/01/22)	80	81,132
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26 (Call 02/01/23)(b)	190	194,286
Belo Corp.
7.25%, 09/15/27	150	175,901
7.75%, 06/01/27	130	153,456
Block Communications Inc., 4.88%, 03/01/28 (Call 03/01/23)(b)	165	168,376
Cable Onda SA, 4.50%, 01/30/30 (Call 01/30/25)(e)	200	212,186
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)	340	336,212
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/21)(b)	75	75,815
4.25%, 02/01/31 (Call 07/01/25)(b)	1,145	1,145,149
4.50%, 08/15/30 (Call 02/15/25)(b)	1,055	1,075,351
4.50%, 05/01/32 (Call 05/01/26)(b)	1,325	1,338,634
4.50%, 06/01/33 (Call 06/01/27)(b)	370	372,671
4.75%, 03/01/30 (Call 09/01/24)(b)	1,275	1,330,373
5.00%, 02/01/28 (Call 08/01/22)(b)	1,175	1,227,534
5.13%, 05/01/27 (Call 05/01/22)(b)	1,475	1,544,900
5.38%, 06/01/29 (Call 06/01/24)(b)	635	688,886
5.50%, 05/01/26 (Call 05/01/21)(b)	640	660,448
5.75%, 02/15/26 (Call 02/15/22)(b)	314	324,519
5.88%, 05/01/27 (Call 05/01/21)(b)	190	196,306
Cengage Learning Inc., 9.50%, 06/15/24 (Call 06/15/21)(b)	250	255,343
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32 (Call 11/01/31)	1,130	1,059,138
2.80%, 04/01/31 (Call 01/01/31)	405	400,978
3.50%, 06/01/41 (Call 12/01/40)	425	408,251
3.70%, 04/01/51 (Call 10/01/50)	1,035	977,102
3.75%, 02/15/28 (Call 11/15/27)	281	304,402
3.85%, 04/01/61 (Call 10/01/60)	1,265	1,162,383
3.90%, 06/01/52 (Call 12/01/51)	200	194,346
4.20%, 03/15/28 (Call 12/15/27)	859	952,193
4.46%, 07/23/22 (Call 05/23/22)	693	721,191
4.50%, 02/01/24 (Call 01/01/24)	912	996,789
4.80%, 03/01/50 (Call 09/01/49)	1,047	1,150,632
4.91%, 07/23/25 (Call 04/23/25)	1,552	1,764,220
5.05%, 03/30/29 (Call 12/30/28)	538	623,187
5.13%, 07/01/49 (Call 01/01/49)	950	1,085,955
5.38%, 04/01/38 (Call 10/01/37)	160	190,147
5.38%, 05/01/47 (Call 11/01/46)	534	625,885
5.75%, 04/01/48 (Call 10/01/47)	760	931,258
6.38%, 10/23/35 (Call 04/23/35)	893	1,163,311
6.48%, 10/23/45 (Call 04/23/45)	1,111	1,470,075
6.83%, 10/23/55 (Call 04/23/55)	659	928,801
Clear Channel Worldwide Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(b)	489	496,482
9.25%, 02/15/24 (Call 02/15/22)	673	701,434
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	437	498,001
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	969	901,238

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
1.95%, 01/15/31 (Call 10/15/30)	$730	$706,275
2.35%, 01/15/27 (Call 10/15/26)	819	858,640
2.45%, 08/15/52 (Call 02/15/52)	1,240	1,072,575
2.65%, 02/01/30 (Call 11/01/29)	853	879,767
2.65%, 08/15/62 (Call 02/15/62)	535	467,194
2.80%, 01/15/51 (Call 07/15/50)	634	588,054
3.00%, 02/01/24 (Call 01/01/24)	410	437,933
3.10%, 04/01/25 (Call 03/01/25)	724	784,606
3.15%, 03/01/26 (Call 12/01/25)	215	234,458
3.15%, 02/15/28 (Call 11/15/27)	345	373,963
3.20%, 07/15/36 (Call 01/15/36)	740	775,572
3.25%, 11/01/39 (Call 05/01/39)	687	711,911
3.30%, 02/01/27 (Call 11/01/26)	382	419,260
3.30%, 04/01/27 (Call 02/01/27)	433	475,603
3.38%, 02/15/25 (Call 11/15/24)	230	251,103
3.38%, 08/15/25 (Call 05/15/25)	681	746,764
3.40%, 04/01/30 (Call 01/01/30)	950	1,034,835
3.40%, 07/15/46 (Call 01/15/46)	839	872,812
3.45%, 02/01/50 (Call 08/01/49)	540	564,187
3.55%, 05/01/28 (Call 02/01/28)	256	284,142
3.60%, 03/01/24	462	502,601
3.70%, 04/15/24 (Call 03/15/24)	832	906,988
3.75%, 04/01/40 (Call 10/01/39)	765	845,233
3.90%, 03/01/38 (Call 09/01/37)	382	430,728
3.95%, 10/15/25 (Call 08/15/25)	666	747,605
3.97%, 11/01/47 (Call 05/01/47)	724	816,969
4.00%, 08/15/47 (Call 02/15/47)	939	1,063,098
4.00%, 03/01/48 (Call 09/01/47)	460	521,419
4.00%, 11/01/49 (Call 05/01/49)	977	1,110,536
4.05%, 11/01/52 (Call 05/01/52)	752	862,649
4.15%, 10/15/28 (Call 07/15/28)	811	932,893
4.20%, 08/15/34 (Call 02/15/34)	501	582,357
4.25%, 10/15/30 (Call 07/15/30)	917	1,064,472
4.25%, 01/15/33	480	561,902
4.40%, 08/15/35 (Call 02/25/35)	656	776,428
4.50%, 01/15/43	225	271,492
4.60%, 10/15/38 (Call 04/15/38)	1,140	1,386,970
4.60%, 08/15/45 (Call 02/15/45)	588	720,030
4.65%, 07/15/42	369	452,615
4.70%, 10/15/48 (Call 04/15/48)	1,141	1,428,737
4.75%, 03/01/44	550	684,750
4.95%, 10/15/58 (Call 04/15/58)	728	970,875
5.65%, 06/15/35	687	915,469
6.40%, 05/15/38	210	303,683
6.45%, 03/15/37	431	618,386
6.50%, 11/15/35	480	686,429
6.95%, 08/15/37	214	324,116
7.05%, 03/15/33	212	302,278
Cox Communications Inc.
1.80%, 10/01/30 (Call 07/01/30)(b)	700	658,875
2.95%, 06/30/23 (Call 03/30/23)(b)	206	215,284
2.95%, 10/01/50 (Call 04/01/50)(b)	405	368,765
3.15%, 08/15/24 (Call 06/15/24)(b)	334	357,641
3.25%, 12/15/22(b)	460	480,406
3.35%, 09/15/26 (Call 06/15/26)(b)	495	536,417
3.50%, 08/15/27 (Call 05/15/27)(b)	298	324,960
3.85%, 02/01/25 (Call 11/01/24)(b)	225	245,851
4.50%, 06/30/43 (Call 12/30/42)(b)	100	114,823
4.60%, 08/15/47 (Call 02/15/47)(b)	160	187,883
4.70%, 12/15/42(b)	315	371,508

Security	Par (000)	Value

Media (continued)
4.80%, 02/01/35 (Call 08/01/34)(b)	$300	$357,204
8.38%, 03/01/39(b)	215	352,890
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(b)	400	376,048
4.13%, 12/01/30 (Call 12/01/25)(b)	400	397,976
4.50%, 11/15/31	495	495,134
4.63%, 12/01/30 (Call 12/01/25)(b)	1,000	977,720
5.00%, 11/15/31 (Call 11/15/26)(b)	200	200,228
5.25%, 06/01/24	272	294,712
5.38%, 02/01/28 (Call 02/01/23)(b)	425	447,440
5.50%, 05/15/26 (Call 05/15/21)(b)	400	411,296
5.50%, 04/15/27 (Call 04/15/22)(b)	600	629,604
5.75%, 01/15/30 (Call 01/15/25)(b)	1,000	1,063,720
5.88%, 09/15/22	474	498,586
6.50%, 02/01/29 (Call 02/01/24)(b)	800	883,616
7.50%, 04/01/28 (Call 04/01/23)(b)	400	440,608
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 07/01/22)(b)	190	195,749
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(b)	1,125	820,946
6.63%, 08/15/27 (Call 08/15/22)(b)(d)	660	356,420
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	268	279,562
3.45%, 03/15/25 (Call 12/15/24)	173	185,999
3.63%, 05/15/30 (Call 02/15/30)	530	567,710
3.90%, 11/15/24 (Call 08/15/24)	170	185,378
3.95%, 06/15/25 (Call 05/15/25)	128	140,160
3.95%, 03/20/28 (Call 12/20/27)	1,026	1,127,266
4.00%, 09/15/55 (Call 03/15/55)(b)	724	709,187
4.13%, 05/15/29 (Call 02/15/29)	457	504,080
4.65%, 05/15/50 (Call 11/15/49)	380	421,378
4.88%, 04/01/43	335	385,284
4.90%, 03/11/26 (Call 12/11/25)	160	182,960
5.00%, 09/20/37 (Call 03/20/37)	94	111,025
5.20%, 09/20/47 (Call 03/20/47)	644	757,125
5.30%, 05/15/49 (Call 11/15/48)	588	703,642
DISH DBS Corp.
5.00%, 03/15/23	639	668,292
5.88%, 07/15/22	750	784,770
5.88%, 11/15/24	800	865,928
7.38%, 07/01/28 (Call 07/01/23)	405	437,291
7.75%, 07/01/26	805	927,996
Entercom Media Corp.
6.50%, 05/01/27(b)(d)	215	220,375
6.75%, 03/31/29	120	123,600
EW Scripps Co. (The), 5.13%, 05/15/25 (Call 05/15/21)(b)	75	76,975
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	105	112,310
3.50%, 04/08/30 (Call 01/08/30)	300	322,206
4.03%, 01/25/24 (Call 12/25/23)	895	971,505
4.71%, 01/25/29 (Call 10/25/28)	628	728,951
5.48%, 01/25/39 (Call 07/25/38)	854	1,070,182
5.58%, 01/25/49 (Call 07/25/48)	613	788,986
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(b)	365	376,910
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(b)	345	344,724
5.88%, 07/15/26 (Call 07/15/21)(b)	325	337,116
7.00%, 05/15/27 (Call 05/15/22)(b)	282	307,814

78	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)	$175	$195,507
5.00%, 05/13/45 (Call 11/13/44)	926	1,072,669
5.25%, 05/24/49 (Call 11/24/48)	275	332,563
6.13%, 01/31/46 (Call 06/30/45)	255	339,318
6.63%, 03/18/25	330	392,571
6.63%, 01/15/40	423	570,318
Houghton Mifflin Harcourt Publishers Inc., 9.00%, 02/15/25 (Call 02/15/22)(b)	125	133,698
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)	210	214,374
5.25%, 08/15/27 (Call 08/15/22)(b)	405	419,167
6.38%, 05/01/26 (Call 05/01/22)	335	356,457
8.38%, 05/01/27 (Call 05/01/22)	550	589,677
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(b)	425	436,445
6.75%, 10/15/27 (Call 10/15/22)(b)	400	429,924
Liberty Interactive LLC
8.25%, 02/01/30	250	288,048
8.50%, 07/15/29	164	187,701
McGraw Hill LLC / McGraw-Hill Global Education Finance Inc., 8.00%, 11/30/24 (Call 01/06/22)(b)	300	304,845
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/24 (Call 05/15/21)(b)	100	98,721
Meredith Corp.
6.50%, 07/01/25 (Call 07/01/22)(b)	125	133,884
6.88%, 02/01/26 (Call 02/01/22)	342	351,316
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (Call 08/15/22)(b)	48	50,101
NBCUniversal Media LLC
4.45%, 01/15/43	515	620,127
5.95%, 04/01/41	450	632,853
News Corp., 3.88%, 05/15/29 (Call 05/15/24)(b)	330	336,468
Nexstar Broadcasting Inc.
4.75%, 11/01/28 (Call 11/01/23)(b)	395	402,130
5.63%, 07/15/27 (Call 07/15/22)(b)	690	728,826
Quebecor Media Inc., 5.75%, 01/15/23	350	373,863
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(b)	370	376,464
6.50%, 09/15/28 (Call 09/15/23)(b)	415	433,023
Salem Media Group Inc., 6.75%, 06/01/24 (Call 06/01/21)(b)(d)	139	137,960
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(b)	300	297,831
5.38%, 01/15/31 (Call 01/15/26)(b)	215	218,075
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(b)	150	157,721
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(b)	350	341,135
5.13%, 02/15/27 (Call 08/15/21)(b)	175	173,380
5.50%, 03/01/30 (Call 12/01/24)(b)	225	223,952
5.88%, 03/15/26 (Call 03/15/22)(b)	250	257,413
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/21)(b)	410	412,005
4.13%, 07/01/30 (Call 07/01/25)(b)	572	572,303
4.63%, 07/15/24 (Call 07/15/21)(b)	640	658,432
5.00%, 08/01/27 (Call 08/01/22)(b)	645	675,134
5.38%, 07/15/26 (Call 07/15/21)(b)	450	464,702
5.50%, 07/01/29 (Call 07/01/24)(b)	509	550,300

Security	Par (000)	Value

Media (continued)
Sky Ltd.
3.13%, 11/26/22(b)	$300	$312,741
3.75%, 09/16/24(b)	525	576,686
Spanish Broadcasting System Inc., 9.75%, 03/01/26 (Call 09/01/23)(b)	165	159,385
TCI Communications Inc.
7.13%, 02/15/28	20	26,467
7.88%, 02/15/26	354	459,733
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)	385	392,773
4.75%, 03/15/26 (Call 03/15/23)(b)	265	282,376
5.00%, 09/15/29 (Call 09/15/24)	465	483,177
Telenet Finance Luxembourg Note Sarl, 5.50%, 03/01/28 (Call 12/01/22)(b)	600	633,624
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	968	1,052,284
4.30%, 11/23/23 (Call 08/23/23)	335	362,932
5.50%, 08/15/35	69	87,422
5.65%, 11/23/43 (Call 05/23/43)	190	244,198
5.85%, 04/15/40	152	201,058
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	416	446,093
5.50%, 09/01/41 (Call 03/01/41)	982	1,178,655
5.88%, 11/15/40 (Call 05/15/40)	366	454,868
6.55%, 05/01/37	847	1,123,944
6.75%, 06/15/39	620	845,692
7.30%, 07/01/38	635	899,541
Time Warner Entertainment Co. LP
8.38%, 03/15/23	411	469,218
8.38%, 07/15/33	472	700,349
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/23)(b)	315	330,630
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	715	736,307
2.13%, 09/13/22(e)	485	495,966
2.35%, 12/01/22	418	431,384
2.95%, 06/15/27	101	109,386
3.00%, 02/13/26	344	372,693
3.00%, 07/30/46	560	554,445
3.15%, 09/17/25	957	1,041,838
3.70%, 12/01/42	10	10,935
4.13%, 06/01/44	650	751,816
4.38%, 08/16/41	275	328,515
Series B, 7.00%, 03/01/32	103	145,839
Series E, 4.13%, 12/01/41	237	273,512
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/15/22)(b)	464	471,688
6.63%, 06/01/27 (Call 06/01/23)(b)	690	747,932
9.50%, 05/01/25 (Call 05/01/22)(b)	265	294,712
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(b)	550	548,367
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(b)	200	208,000
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(b)	360	371,520
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)	338	356,526
3.38%, 02/15/28 (Call 12/15/27)	242	259,376
3.50%, 01/15/25 (Call 10/15/24)	500	538,845
3.70%, 08/15/24 (Call 05/15/24)	100	108,548
3.70%, 06/01/28 (Call 03/01/28)	227	248,141
3.88%, 04/01/24 (Call 01/01/24)	180	194,324

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.00%, 01/15/26 (Call 10/15/25)	$500	$553,935
4.20%, 06/01/29 (Call 03/01/29)	547	611,365
4.20%, 05/19/32 (Call 02/19/32)	757	844,206
4.38%, 03/15/43	684	740,950
4.75%, 05/15/25 (Call 04/15/25)	447	506,625
4.85%, 07/01/42 (Call 01/01/42)	283	327,700
4.90%, 08/15/44 (Call 02/15/44)	365	421,652
4.95%, 01/15/31 (Call 11/15/30)	132	155,346
4.95%, 05/19/50 (Call 11/19/49)	388	453,172
5.25%, 04/01/44 (Call 10/01/43)	470	562,764
5.85%, 09/01/43 (Call 03/01/43)	450	577,494
5.88%, 02/28/57 (Call 02/28/22)(a)	125	127,849
5.90%, 10/15/40 (Call 04/15/40)	115	146,365
6.25%, 02/28/57 (Call 02/28/27)(a)	225	251,048
6.88%, 04/30/36	639	886,977
7.88%, 07/30/30	276	386,524
Videotron Ltd.
5.00%, 07/15/22	305	317,554
5.13%, 04/15/27 (Call 04/15/22)(b)	385	406,529
5.38%, 06/15/24 (Call 03/15/24)(b)	175	192,516
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(b)	400	398,996
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(b)	200	201,456
5.50%, 08/15/26 (Call 08/15/21)(b)	400	415,420
5.50%, 05/15/29 (Call 05/15/24)(b)	600	640,854
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(b)	400	405,420
Walt Disney Co. (The)
1.65%, 09/01/22	722	734,967
1.75%, 08/30/24 (Call 07/30/24)	1,544	1,597,175
1.75%, 01/13/26	1,162	1,193,502
2.00%, 09/01/29 (Call 06/01/29)	894	887,465
2.20%, 01/13/28	600	615,552
2.65%, 01/13/31	1,006	1,034,500
2.75%, 09/01/49 (Call 03/01/49)	1,000	934,010
3.00%, 09/15/22	430	445,613
3.35%, 03/24/25	712	775,610
3.38%, 11/15/26 (Call 08/15/26)	536	591,138
3.50%, 05/13/40 (Call 11/13/39)	1,140	1,217,805
3.60%, 01/13/51 (Call 07/13/50)	755	814,396
3.70%, 09/15/24 (Call 06/15/24)	147	160,606
3.70%, 10/15/25 (Call 07/15/25)	694	767,800
3.70%, 03/23/27	543	609,746
3.80%, 03/22/30	740	828,467
3.80%, 05/13/60 (Call 11/13/59)	405	445,767
4.63%, 03/23/40 (Call 09/23/39)	510	623,699
4.70%, 03/23/50 (Call 09/23/49)	726	918,738
4.75%, 09/15/44 (Call 03/15/44)	207	259,220
4.75%, 11/15/46 (Call 05/15/46)	102	128,480
4.95%, 10/15/45 (Call 04/15/45)	415	532,872
5.40%, 10/01/43	433	584,706
6.15%, 03/01/37	129	177,192
6.15%, 02/15/41	32	46,295
6.20%, 12/15/34	648	901,562
6.40%, 12/15/35	180	257,465
6.55%, 03/15/33	103	143,501
6.65%, 11/15/37	74	109,445
7.75%, 12/01/45	5	8,520

Security	Par (000)	Value

Media (continued)
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(b)	$200	$204,886
6.00%, 01/15/27 (Call 01/15/22)(b)	300	314,823
Ziggo BV
4.88%, 01/15/30 (Call 10/15/24)(b)	400	410,988
5.50%, 01/15/27 (Call 01/15/22)(b)	792	823,427

		163,673,371

Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/22)(b)	70	73,620
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 12/15/21)(b)	125	127,529
Hillman Group Inc. (The), 6.38%, 07/15/22 (Call 07/15/21)(b)	70	70,059
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 04/15/22)	135	138,641
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	524	541,077
3.25%, 06/15/25 (Call 03/15/25)	516	561,083
3.90%, 01/15/43 (Call 07/15/42)	50	54,163
4.38%, 06/15/45 (Call 12/15/44)	120	138,914
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	105	115,478
TMK OAO Via TMK Capital SA, 4.30%, 02/12/27(e)	200	201,172
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	34	38,854
5.25%, 10/01/54 (Call 04/01/54)	130	149,755

		2,210,345

Mining — 0.4%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 03/31/24)(b)	240	246,439
5.50%, 12/15/27 (Call 06/15/23)(b)	400	432,908
6.13%, 05/15/28 (Call 05/15/23)(b)	200	217,608
ALROSA Finance SA
3.10%, 06/25/27(e)	400	403,228
4.65%, 04/09/24 (Call 01/09/24)(e)	600	640,608
Anglo American Capital PLC
2.25%, 03/17/28 (Call 01/17/28)(b)	200	198,890
2.63%, 09/10/30	200	197,122
2.88%, 03/17/31 (Call 12/17/30)(b)	400	401,444
3.63%, 09/11/24(b)	125	135,211
4.00%, 09/11/27(b)	205	227,944
4.50%, 03/15/28 (Call 12/15/27)(b)	315	357,657
4.88%, 05/14/25(b)	5	5,667
5.63%, 04/01/30	300	361,656
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (Call 07/01/30)	110	114,466
5.13%, 08/01/22	334	348,522
Antofagasta PLC, 2.38%, 10/14/30 (Call 07/14/30)(e)	400	390,944
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/22)(b)	320	342,211
6.13%, 02/15/28 (Call 02/15/23)(b)	330	350,905
Barrick Gold Corp.
5.25%, 04/01/42	358	451,474
6.45%, 10/15/35	85	114,851
Barrick North America Finance LLC
5.70%, 05/30/41	179	234,621
5.75%, 05/01/43	219	293,298
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	685	925,257

80	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	$5	$5,409
4.13%, 02/24/42	193	226,123
5.00%, 09/30/43	1,303	1,719,530
6.42%, 03/01/26	127	157,226
Century Aluminum Co., 7.50%, 04/01/28 (Call 04/01/24)	20	21,013
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(b)	160	155,093
Compass Minerals International Inc.
4.88%, 07/15/24 (Call 05/15/24)(b)	251	259,489
6.75%, 12/01/27 (Call 12/01/22)(b)	225	243,277
Constellium SE
3.75%, 04/15/29 (Call 04/15/24)(b)	250	244,675
5.63%, 06/15/28 (Call 06/15/23)(b)	250	265,637
5.88%, 02/15/26 (Call 11/15/21)(b)	500	515,610
Corp Nacional del Cobre de Chile, 3.15%, 01/15/51	800	738,288
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(e)	200	206,348
3.15%, 01/14/30 (Call 10/14/29)(e)	400	415,052
3.63%, 08/01/27 (Call 05/01/27)(e)	400	436,876
3.70%, 01/30/50 (Call 07/30/49)(e)	629	637,114
3.75%, 01/15/31 (Call 10/15/30)(e)	800	864,344
4.25%, 07/17/42(b)	400	436,740
4.38%, 02/05/49 (Call 08/05/48)(e)	600	674,220
4.50%, 08/13/23(e)	100	108,287
4.50%, 09/16/25(e)	600	677,574
4.50%, 08/01/47 (Call 02/01/47)(e)	450	509,454
4.88%, 11/04/44(e)	200	237,416
5.63%, 10/18/43(e)	400	515,992
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 09/01/21)(e)	200	205,228
6.88%, 03/01/26 (Call 03/01/22)(e)	600	631,200
6.88%, 10/15/27 (Call 10/15/23)(e)	425	465,417
7.25%, 04/01/23 (Call 10/01/21)(e)	200	203,754
7.50%, 04/01/25 (Call 04/01/22)(e)	600	623,214
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(b)	640	664,154
4.50%, 09/15/27 (Call 06/15/27)(b)	235	254,028
5.13%, 03/15/23 (Call 12/15/22)(b)	190	200,642
5.13%, 05/15/24 (Call 02/15/24)(b)	325	353,645
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)	36	36,513
3.88%, 03/15/23 (Call 12/15/22)	430	449,131
4.13%, 03/01/28 (Call 03/01/23)	450	474,079
4.25%, 03/01/30 (Call 03/01/25)	250	268,667
4.38%, 08/01/28 (Call 08/01/23)	267	284,622
4.55%, 11/14/24 (Call 08/14/24)	275	300,528
4.63%, 08/01/30 (Call 08/01/25)	330	363,469
5.00%, 09/01/27 (Call 09/01/22)	310	329,294
5.25%, 09/01/29 (Call 09/01/24)	360	399,190
5.40%, 11/14/34 (Call 05/14/34)	300	360,753
5.45%, 03/15/43 (Call 09/15/42)	795	970,798
Fresnillo PLC
4.25%, 10/02/50 (Call 04/02/50)(e)	200	196,898
5.50%, 11/13/23(e)	200	222,006
Glencore Finance Canada Ltd.
4.25%, 10/25/22(b)	334	350,770
5.55%, 10/25/42(b)	315	387,456
6.00%, 11/15/41(b)	183	234,350

Security	Par (000)	Value

Mining (continued)
Glencore Funding LLC
1.63%, 04/27/26 (Call 03/27/26)(b)	$50	$49,713
2.50%, 09/01/30 (Call 06/01/30)(b)	75	72,692
2.85%, 04/27/31 (Call 01/27/31)(b)	100	99,078
3.00%, 10/27/22 (Call 09/27/22)(b)	165	170,123
3.88%, 10/27/27 (Call 07/27/27)(b)	150	165,360
3.88%, 04/27/51 (Call 10/27/50)(b)	40	39,806
4.00%, 04/16/25(b)(d)	215	235,161
4.00%, 03/27/27 (Call 12/27/26)(b)	428	472,598
4.13%, 05/30/23(b)	350	373,149
4.13%, 03/12/24 (Call 02/12/24)(b)	780	844,436
4.63%, 04/29/24(b)	155	171,232
4.88%, 03/12/29 (Call 12/12/28)(b)	670	767,646
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24 (Call 04/15/24)(e)	400	437,076
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)	290	317,257
Hudbay Minerals Inc.
4.50%, 04/01/26 (Call 04/01/23)	80	81,135
6.13%, 04/01/29 (Call 04/01/24)(b)	135	143,870
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(e)	600	653,472
5.45%, 05/15/30 (Call 02/15/30)(e)	600	690,396
5.71%, 11/15/23(e)	200	220,268
6.53%, 11/15/28(e)	400	484,992
6.76%, 11/15/48(e)	200	255,826
Industrias Penoles SAB de CV
4.75%, 08/06/50 (Call 02/06/50)(e)	200	207,162
5.65%, 09/12/49 (Call 03/12/49)(e)	200	231,786
Joseph T Ryerson & Son Inc., 8.50%, 08/01/28 (Call 08/01/23)(b)	204	225,761
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 06/01/21)(b)	175	184,699
Kaiser Aluminum Corp.
4.63%, 03/01/28 (Call 03/01/23)(b)	175	179,844
6.50%, 05/01/25 (Call 05/01/22)(b)	248	263,763
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	544	619,904
5.95%, 03/15/24 (Call 12/15/23)	335	375,682
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(e)	400	419,576
Minmetals Bounteous Finance BVI Ltd.
3.38%, (Call 09/03/24)(a)(e)(g)	400	405,312
4.20%, 07/27/26(e)	400	438,972
MMC Norilsk Nickel OJSC via MMC Finance DAC, 4.10%, 04/11/23 (Call 01/11/23)(e)	250	259,928
MMC Norilsk Nickel OJSC Via MMC Finance DAC, 2.55%, 09/11/25 (Call 06/11/25)(e)	600	603,078
Mountain Province Diamonds Inc., 8.00%, 12/15/22 (Call 12/15/21)(b)(d)	75	68,704
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(b)	320	347,494
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/27 (Call 06/29/27)(b)	209	214,773
Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(b)	462	486,763
4.20%, 05/13/50 (Call 11/13/49)(b)	200	221,302
5.75%, 11/15/41(b)	285	368,878
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	305	299,113
2.80%, 10/01/29 (Call 07/01/29)	342	353,997
3.70%, 03/15/23 (Call 12/15/22)	115	120,583

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
4.88%, 03/15/42 (Call 09/15/41)	$598	$740,151
5.45%, 06/09/44 (Call 12/09/43)	85	111,815
5.88%, 04/01/35	170	225,405
6.25%, 10/01/39	513	719,980
Nexa Resources SA, 6.50%, 01/18/28 (Call 10/18/27)(e)	400	446,364
Novelis Corp.
4.75%, 01/30/30 (Call 01/30/25)(b)	705	734,547
5.88%, 09/30/26 (Call 09/30/21)(b)	250	260,817
Polyus Finance PLC, 5.25%, 02/07/23(e)	200	210,534
Rio Tinto Alcan Inc.
5.75%, 06/01/35	174	236,480
6.13%, 12/15/33	28	38,812
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	1,057	1,171,283
5.20%, 11/02/40	410	539,769
7.13%, 07/15/28	272	367,328
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)	335	392,690
Southern Copper Corp.
3.50%, 11/08/22	237	246,357
3.88%, 04/23/25	353	385,861
5.25%, 11/08/42	280	341,337
5.88%, 04/23/45	483	635,662
6.75%, 04/16/40	818	1,139,090
7.50%, 07/27/35	245	350,860
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(b)	210	218,415
Teck Resources Ltd.
3.90%, 07/15/30 (Call 04/15/30)	10	10,623
5.20%, 03/01/42 (Call 09/01/41)	165	188,504
5.40%, 02/01/43 (Call 08/01/42)	232	272,059
6.00%, 08/15/40 (Call 02/15/40)	245	300,679
6.13%, 10/01/35	510	634,037
6.25%, 07/15/41 (Call 01/15/41)	441	560,634
Vedanta Resources Finance II PLC
8.95%, 03/11/25 (Call 09/11/24)(b)	800	791,952
9.25%, 04/23/26 (Call 04/23/23)(e)	200	179,828
13.88%, 01/21/24 (Call 12/21/22)(e)	600	659,886
Vedanta Resources Ltd.
6.13%, 08/09/24 (Call 08/09/21)(e)	200	171,212
6.38%, 07/30/22(e)	200	197,336
7.13%, 05/31/23(e)	200	188,368

		54,204,559

Multi-National — 0.0%
Asian Development Bank, 0.25%, 10/06/23	310	309,640
FMS Wertmanagement
0.25%, 10/26/22(e)	400	400,380
0.28%, 07/28/22(e)	200	200,220

		910,240

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)	300	297,405
4.13%, 05/01/25 (Call 05/01/22)	280	292,004
4.25%, 04/01/28 (Call 10/01/22)	170	176,941
5.50%, 12/01/24 (Call 06/01/24)	300	330,627
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	97	101,270
6.88%, 03/15/27 (Call 03/15/24)(b)	175	178,698
7.25%, 03/15/29 (Call 03/15/24)(b)	175	179,359

Security	Par (000)	Value

Office & Business Equipment (continued)
Xerox Corp.
3.80%, 05/15/24(d)	$135	$140,482
4.07%, 03/17/22	50	51,152
4.38%, 03/15/23 (Call 02/15/23)	411	429,988
4.80%, 03/01/35	150	148,943
6.75%, 12/15/39	136	150,859
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(b)	435	457,333
5.50%, 08/15/28 (Call 07/15/28)(b)	210	219,477

		3,154,538

Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(b)	210	219,204
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	604	709,507

		928,711

Oil & Gas — 2.4%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 02/15/23)(b)	265	280,969
Aker BP ASA
3.75%, 01/15/30 (Call 10/15/29)(b)	217	226,008
4.00%, 01/15/31 (Call 10/15/30)(b)	150	158,424
4.75%, 06/15/24 (Call 06/15/21)(b)	165	169,216
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/22)	300	304,443
5.63%, 06/01/23 (Call 06/01/21)	364	365,201
7.63%, 02/01/29 (Call 02/01/24)(b)	300	324,945
8.38%, 07/15/26 (Call 01/15/24)(b)	220	246,994
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	110	110,921
4.25%, 01/15/30 (Call 10/15/29)	230	230,741
4.25%, 01/15/44 (Call 07/15/43)	255	238,739
4.38%, 10/15/28 (Call 07/15/28)	510	519,756
4.63%, 11/15/25 (Call 08/15/25)	225	237,618
4.75%, 04/15/43 (Call 10/15/42)	488	484,760
4.88%, 11/15/27 (Call 05/15/27)	385	406,059
5.10%, 09/01/40 (Call 03/01/40)	565	579,882
5.25%, 02/01/42 (Call 08/01/41)	190	197,758
5.35%, 07/01/49 (Call 01/01/49)	210	212,990
6.00%, 01/15/37	190	214,136
7.38%, 08/15/47(d)	80	89,543
7.75%, 12/15/29(d)	200	235,392
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28 (Call 02/01/24)(b)	170	182,553
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/26 (Call 11/01/21)(b)	250	253,033
9.00%, 11/01/27 (Call 11/01/26)(b)	150	195,002
Baytex Energy Corp.
5.63%, 06/01/24 (Call 06/01/21)(b)	274	257,494
8.75%, 04/01/27 (Call 04/01/23)(b)	175	162,747
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 02/15/22)(b)	135	135,009
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(e)	600	633,258
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	665	632,648
2.52%, 09/19/22 (Call 08/19/22)	85	87,419
2.75%, 05/10/23	555	581,113
2.77%, 11/10/50 (Call 05/10/50)	855	756,436
2.94%, 04/06/23	545	571,536
2.94%, 06/04/51 (Call 12/04/50)	1,495	1,362,393

82	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.00%, 02/24/50 (Call 08/24/49)	$416	$384,892
3.02%, 01/16/27 (Call 10/16/26)	737	791,685
3.12%, 05/04/26 (Call 02/04/26)	385	416,154
3.19%, 04/06/25 (Call 03/06/25)	30	32,429
3.22%, 11/28/23 (Call 09/28/23)	169	180,098
3.22%, 04/14/24 (Call 02/14/24)	694	744,572
3.25%, 05/06/22	445	458,457
3.38%, 02/08/61 (Call 08/08/60)	450	427,599
3.41%, 02/11/26 (Call 12/11/25)	497	545,974
3.54%, 04/06/27 (Call 02/06/27)	315	346,582
3.59%, 04/14/27 (Call 01/14/27)	747	824,778
3.63%, 04/06/30 (Call 01/06/30)	484	533,015
3.79%, 02/06/24 (Call 01/06/24)	527	571,373
3.80%, 09/21/25 (Call 07/21/25)	480	532,810
3.94%, 09/21/28 (Call 06/21/28)	312	350,460
4.23%, 11/06/28 (Call 08/06/28)	462	527,484
BP Capital Markets PLC
2.50%, 11/06/22	393	405,784
2.75%, 05/10/23	300	313,755
3.25%, 05/06/22	25	25,696
3.28%, 09/19/27 (Call 06/19/27)	930	1,012,844
3.51%, 03/17/25	400	438,472
3.54%, 11/04/24	456	499,749
3.64%, 05/14/23(e)	200	212,576
3.72%, 11/28/28 (Call 08/28/28)	507	562,253
3.81%, 02/10/24	382	416,254
3.99%, 09/26/23	195	211,725
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(e)	200	211,936
Burlington Resources LLC
5.95%, 10/15/36	140	188,807
7.20%, 08/15/31	114	160,641
7.40%, 12/01/31	45	64,692
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/23)(b)	240	245,803
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/21)	225	208,150
6.25%, 04/15/23 (Call 06/01/21)	200	189,972
6.38%, 07/01/26 (Call 07/01/21)(d)	185	161,834
8.25%, 07/15/25 (Call 07/15/21)(d)	100	92,761
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.75%, 04/15/23 (Call 06/01/21)	150	149,783
9.25%, 07/15/24 (Call 07/15/21)(b)	138	152,450
11.00%, 04/15/25 (Call 10/15/21)(b)	340	370,212
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	408	416,584
2.95%, 01/15/23 (Call 12/15/22)	540	560,201
2.95%, 07/15/30 (Call 04/15/30)	439	444,035
3.85%, 06/01/27 (Call 03/01/27)	385	420,940
3.90%, 02/01/25 (Call 11/01/24)	65	70,522
4.95%, 06/01/47 (Call 12/01/46)	575	679,581
5.85%, 02/01/35	30	37,229
6.25%, 03/15/38	247	323,227
6.45%, 06/30/33	20	25,765
6.75%, 02/01/39	465	632,051
7.20%, 01/15/32	210	280,340
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	190	194,378
3.80%, 09/15/23 (Call 06/15/23)	337	355,919

Security	Par (000)	Value

Oil & Gas (continued)
4.00%, 04/15/24 (Call 01/15/24)	$195	$208,820
4.25%, 04/15/27 (Call 01/15/27)	320	351,446
4.40%, 04/15/29 (Call 01/15/29)	292	318,388
5.25%, 06/15/37 (Call 12/15/36)	450	500,323
5.38%, 07/15/25 (Call 04/15/25)	465	528,389
5.40%, 06/15/47 (Call 12/15/46)	439	500,719
6.75%, 11/15/39	685	869,840
Centennial Resource Production LLC
5.38%, 01/15/26 (Call 01/15/22)(b)(d)	150	140,339
6.88%, 04/01/27 (Call 04/01/22)(b)(d)	200	188,388
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/23)(b)	215	227,001
5.88%, 02/01/29 (Call 02/05/24)(b)	205	220,836
Chevron Corp.
1.14%, 05/11/23	355	361,241
1.55%, 05/11/25 (Call 04/11/25)	627	643,076
2.00%, 05/11/27 (Call 03/11/27)	905	936,376
2.24%, 05/11/30 (Call 02/11/30)	855	859,950
2.36%, 12/05/22 (Call 09/05/22)	480	493,392
2.57%, 05/16/23 (Call 03/16/23)	174	181,358
2.90%, 03/03/24 (Call 01/03/24)	904	962,896
2.95%, 05/16/26 (Call 02/16/26)	859	928,192
2.98%, 05/11/40 (Call 11/11/39)	435	438,323
3.08%, 05/11/50 (Call 11/11/49)	290	283,374
3.19%, 06/24/23 (Call 03/24/23)	330	347,790
3.33%, 11/17/25 (Call 08/17/25)	425	467,096
Chevron USA Inc.
0.33%, 08/12/22	225	225,266
0.69%, 08/12/25 (Call 07/12/25)	615	608,985
1.02%, 08/12/27 (Call 06/12/27)	550	533,901
2.34%, 08/12/50 (Call 02/12/50)	670	571,054
3.25%, 10/15/29 (Call 07/15/29)	200	216,630
3.85%, 01/15/28 (Call 10/15/27)	370	416,886
3.90%, 11/15/24 (Call 08/15/24)	150	165,485
4.20%, 10/15/49 (Call 04/15/49)	146	169,597
4.95%, 08/15/47 (Call 02/15/47)	209	267,020
5.05%, 11/15/44 (Call 05/15/44)	145	184,555
5.25%, 11/15/43 (Call 05/15/43)	325	426,946
6.00%, 03/01/41 (Call 09/01/40)	327	462,810
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	513	561,602
4.38%, 06/01/24 (Call 03/01/24)	80	87,241
4.38%, 03/15/29 (Call 12/15/28)	227	254,846
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(e)	800	860,208
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)(d)	700	705,285
3.00%, 05/09/23	1,200	1,243,824
3.30%, 09/30/49 (Call 03/30/49)	400	366,712
4.25%, 05/09/43	200	212,362
CNOOC Finance 2014 ULC
4.25%, 04/30/24	1,000	1,082,930
4.88%, 04/30/44	200	232,954
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45(d)	220	234,562
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	600	638,118
3.75%, 05/02/23	400	420,796
4.38%, 05/02/28	600	665,436

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
CNOOC Petroleum North America ULC
5.88%, 03/10/35	$85	$105,712
6.40%, 05/15/37	526	692,547
7.50%, 07/30/39	360	534,323
7.88%, 03/15/32	110	155,084
CNPC General Capital Ltd., 3.40%, 04/16/23	300	313,752
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(b)	175	186,386
7.25%, 03/14/27 (Call 03/14/22)(b)	325	350,961
Colgate Energy Partners III LLC, 7.75%, 02/15/26 (Call 02/15/24)(b)	160	161,600
Comstock Resources Inc.
6.75%, 03/01/29 (Call 03/01/24)(b)	540	551,648
7.50%, 05/15/25 (Call 05/15/21)(b)	99	102,694
9.75%, 08/15/26 (Call 08/15/21)	390	423,893
Conoco Funding Co., 7.25%, 10/15/31	393	558,516
ConocoPhillips
2.40%, 02/15/31 (Call 11/15/30)(b)	215	213,209
3.75%, 10/01/27 (Call 07/01/27)(b)	512	570,184
4.30%, 08/15/28 (Call 05/15/28)(b)	302	344,446
4.85%, 08/15/48 (Call 02/15/48)(b)	230	286,097
4.88%, 10/01/47 (Call 04/01/47)(b)	217	270,901
5.90%, 10/15/32	930	1,217,063
5.90%, 05/15/38	303	409,780
6.50%, 02/01/39	674	968,484
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	521	602,156
4.95%, 03/15/26 (Call 12/15/25)	1,105	1,290,087
5.95%, 03/15/46 (Call 09/15/45)	110	156,203
6.95%, 04/15/29	1,260	1,685,237
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	410	429,401
4.38%, 01/15/28 (Call 10/15/27)	414	450,101
4.50%, 04/15/23 (Call 01/15/23)	300	314,427
4.90%, 06/01/44 (Call 12/01/43)	289	303,638
5.75%, 01/15/31 (Call 07/15/30)(b)	640	742,464
Cosan SA, 5.50%, 09/20/29 (Call 09/20/24)(e)	200	212,846
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(b)	30	30,705
5.63%, 10/15/25 (Call 10/15/21)(b)	411	425,406
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/22)(b)	300	301,428
5.75%, 02/15/28 (Call 02/15/23)(b)(d)	150	152,094
Delek & Avner Tamar Bond Ltd., 5.41%, 12/30/25(b)	65	66,489
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	513	553,173
5.00%, 06/15/45 (Call 12/15/44)	530	592,853
5.60%, 07/15/41 (Call 01/15/41)	582	689,245
5.85%, 12/15/25 (Call 09/15/25)	881	1,034,250
7.88%, 09/30/31	94	128,160
7.95%, 04/15/32	5	6,867
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	287	304,134
3.13%, 03/24/31 (Call 12/24/30)	125	126,198
3.25%, 12/01/26 (Call 10/01/26)	560	594,737
3.50%, 12/01/29 (Call 09/01/29)	724	758,658
4.40%, 03/24/51 (Call 09/24/50)	60	62,950
4.75%, 05/31/25 (Call 04/30/25)	35	39,439
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp., 7.75%, 12/15/25 (Call 12/15/22)(b)	430	486,386

Security	Par (000)	Value

Oil & Gas (continued)
Ecopetrol SA
4.13%, 01/16/25	$500	$532,565
5.38%, 06/26/26 (Call 03/26/26)	560	628,807
5.88%, 09/18/23	720	791,647
5.88%, 05/28/45	685	731,333
6.88%, 04/29/30 (Call 01/29/30)	600	728,046
7.38%, 09/18/43	540	669,065
Empresa Nacional del Petroleo
3.75%, 08/05/26 (Call 05/05/26)(e)	600	631,542
4.50%, 09/14/47 (Call 03/14/47)(e)	250	247,185
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28 (Call 05/01/24)(b)	325	318,337
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/22)(b)	126	130,455
5.75%, 01/30/28 (Call 01/30/23)(b)	230	245,442
6.63%, 07/15/25 (Call 07/15/22)(b)	305	324,965
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)	100	102,555
4.88%, 03/30/26 (Call 12/30/25)	75	77,473
5.38%, 03/30/28 (Call 09/30/27)	85	87,837
5.88%, 03/30/31 (Call 09/30/30)	200	206,132
Energy Ventures Gom LLC/EnVen Finance Corp., 11.75%, 04/15/26 (Call 04/15/23)(b)	75	76,906
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(b)	200	224,270
5.70%, 10/01/40(b)	100	123,649
Series X-R, 4.00%, 09/12/23(b)	280	300,583
Series X-R, 4.75%, 09/12/28(b)	310	358,385
Eni USA Inc., 7.30%, 11/15/27	67	87,564
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 04/15/22)(b)	125	100,736
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	464	480,750
3.15%, 04/01/25 (Call 01/01/25)	236	253,752
3.90%, 04/01/35 (Call 10/01/34)	190	208,523
4.15%, 01/15/26 (Call 10/15/25)	510	577,004
4.38%, 04/15/30 (Call 01/15/30)	227	262,469
4.95%, 04/15/50 (Call 10/15/49)	417	517,847
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	235	239,009
3.90%, 10/01/27 (Call 07/01/27)	515	536,718
5.00%, 01/15/29 (Call 07/15/28)	180	196,524
7.63%, 02/01/25 (Call 01/01/25)	450	517,909
8.50%, 02/01/30 (Call 11/01/29)	360	460,354
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	1,790	1,846,457
2.38%, 05/22/30 (Call 02/22/30)	851	861,152
2.45%, 01/17/23	1,181	1,223,705
2.65%, 01/15/24	1,225	1,293,747
2.88%, 04/06/25 (Call 03/06/25)	765	820,661
3.00%, 04/06/27 (Call 02/06/27)	134	144,814
3.13%, 04/06/30 (Call 01/06/30)	535	572,461
3.25%, 11/10/24	902	979,960
3.25%, 11/18/49 (Call 05/18/49)	608	609,155
3.63%, 09/10/28 (Call 06/10/28)	521	576,653
3.63%, 04/06/40 (Call 10/06/39)	280	306,583
3.70%, 03/01/24	1,524	1,656,908
3.70%, 04/06/50 (Call 10/06/49)	480	520,766
3.95%, 05/15/43	518	581,704
4.25%, 11/23/41	92	106,456
4.80%, 11/08/43	233	287,746

84	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.10%, 08/17/40	$239	$306,577
7.25%, 09/23/27	314	417,416
7.75%, 06/15/23	700	805,693
Exxon Mobil Corp.
1.57%, 04/15/23	975	999,297
1.90%, 08/16/22	411	419,989
2.02%, 08/16/24 (Call 07/16/24)	827	864,463
2.28%, 08/16/26 (Call 06/16/26)	478	502,254
2.44%, 08/16/29 (Call 05/16/29)	125	128,124
2.61%, 10/15/30 (Call 07/15/30)	981	1,004,407
2.71%, 03/06/25 (Call 12/06/24)	979	1,043,506
2.73%, 03/01/23 (Call 01/01/23)	350	364,115
2.99%, 03/19/25 (Call 02/19/25)	834	898,326
3.00%, 08/16/39 (Call 02/16/39)	112	110,367
3.04%, 03/01/26 (Call 12/01/25)	435	472,393
3.10%, 08/16/49 (Call 02/16/49)	336	323,632
3.18%, 03/15/24 (Call 12/15/23)	128	137,061
3.29%, 03/19/27 (Call 01/19/27)	815	902,197
3.45%, 04/15/51 (Call 10/15/50)	677	691,691
3.48%, 03/19/30 (Call 12/19/29)	1,296	1,418,939
3.57%, 03/06/45 (Call 09/06/44)	230	240,171
4.11%, 03/01/46 (Call 09/01/45)	534	599,848
4.23%, 03/19/40 (Call 09/19/39)	1,628	1,865,167
4.33%, 03/19/50 (Call 09/19/49)	1,382	1,614,024
Gazprom Neft OAO Via GPN Capital SA
4.38%, 09/19/22(e)	600	623,574
6.00%, 11/27/23(e)	400	440,280
Gazprom PJSC Via Gaz Capital SA
4.95%, 02/06/28(e)	2,800	3,094,840
7.29%, 08/16/37(e)	1,000	1,389,900
8.63%, 04/28/34(e)	700	1,042,524
Gazprom Via Gaz Capital SA, 4.95%, 07/19/22(e)	1,200	1,253,688
Great Western Petroleum LLC/Great Western Finance Corp., 12.00%, 09/01/25 (Call 03/01/23)(b)	200	173,470
GS Caltex Corp., 1.63%, 07/27/25(e)	400	400,160
Guara Norte Sarl, 5.20%, 06/15/34	200	201,378
Harvest Operations Corp., 4.20%, 06/01/23 (Call 05/01/23)(e)	200	214,330
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	520	552,100
4.30%, 04/01/27 (Call 01/01/27)	620	687,028
5.60%, 02/15/41	837	983,249
5.80%, 04/01/47 (Call 10/01/46)	520	634,275
6.00%, 01/15/40	176	215,311
7.13%, 03/15/33	205	268,265
7.30%, 08/15/31	145	190,926
7.88%, 10/01/29	109	144,053
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (Call 04/01/22)(b)	225	228,701
5.75%, 02/01/29 (Call 02/01/24)(b)	200	204,132
6.00%, 02/01/31 (Call 02/01/26)(b)	300	311,061
6.25%, 11/01/28 (Call 11/01/23)(b)	120	124,774
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(e)	200	210,280
HollyFrontier Corp.
2.63%, 10/01/23	60	62,170
4.50%, 10/01/30 (Call 07/01/30)	495	514,483
5.88%, 04/01/26 (Call 01/01/26)	434	497,989
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, 06/01/28(d)(e)	300	306,099

Security	Par (000)	Value

Oil & Gas (continued)
Independence Energy Finance LLC, 7.25%, 05/01/26(b)	$165	$165,158
Indian Oil Corp. Ltd., 4.75%, 01/16/24(e)	400	431,468
Indigo Natural Resources LLC, 5.38%, 02/01/29 (Call 02/02/24)(b)	230	228,252
Ithaca Energy North Sea PLC, 9.38%, 07/15/24 (Call 07/15/21)(b)	200	200,196
KazMunayGas National Co. JSC
3.50%, 04/14/33 (Call 10/14/32)(e)	800	827,552
4.75%, 04/24/25(e)	200	224,966
4.75%, 04/19/27(e)	400	456,216
5.38%, 04/24/30(e)	400	475,624
5.75%, 04/19/47(e)	200	240,444
6.38%, 10/24/48(e)	400	514,864
Korea National Oil Corp.
2.63%, 04/14/26(e)	600	638,244
3.25%, 10/01/25(e)	200	217,288
4.00%, 01/23/24(e)	200	217,980
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 04/04/22)(e)	400	389,260
Laredo Petroleum Inc.
9.50%, 01/15/25 (Call 01/15/22)	280	288,459
10.13%, 01/15/28 (Call 01/15/23)(d)	185	190,515
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(b)(e)	85	89,383
6.13%, 06/30/25 (Call 03/30/25)(b)(e)	95	104,008
6.50%, 06/30/27 (Call 12/30/26)(b)(e)	515	560,862
6.75%, 06/30/30 (Call 12/30/29)(b)(e)	160	175,509
Lukoil International Finance BV
4.56%, 04/24/23(e)	924	979,708
4.75%, 11/02/26(e)	1,000	1,111,250
6.66%, 06/07/22(e)	300	317,976
Lukoil Securities BV, 3.88%, 05/06/30(e)	200	210,040
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/21)(b)	300	309,237
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	75	81,256
4.40%, 07/15/27 (Call 04/15/27)	905	1,009,247
5.20%, 06/01/45 (Call 12/01/44)	190	212,950
6.60%, 10/01/37	380	479,362
6.80%, 03/15/32	320	404,397
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	1,022	1,103,872
3.80%, 04/01/28 (Call 01/01/28)	245	268,248
4.50%, 05/01/23 (Call 04/01/23)	365	391,225
4.50%, 04/01/48 (Call 10/01/47)	310	333,523
4.70%, 05/01/25 (Call 04/01/25)	607	685,321
4.75%, 12/15/23 (Call 10/15/23)	154	168,916
4.75%, 09/15/44 (Call 03/15/44)	580	650,534
5.00%, 09/15/54 (Call 03/15/54)	50	56,246
5.13%, 12/15/26 (Call 09/15/26)	293	345,383
6.50%, 03/01/41 (Call 09/01/40)	345	458,953
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	480	478,541
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 01/30/24)(e)	400	411,460
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26 (Call 05/14/23)(e)	200	217,168
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(b)	210	215,349
6.50%, 01/15/25 (Call 01/15/22)(b)	237	245,096

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
7.13%, 02/01/27 (Call 02/01/23)(b)	$515	$549,860
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/22)(b)	325	290,680
10.50%, 05/15/27 (Call 05/15/22)(b)	195	184,035
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	435	532,914
Murphy Oil Corp.
5.75%, 08/15/25 (Call 08/15/21)	230	235,329
5.88%, 12/01/27 (Call 12/01/22)	265	266,399
6.38%, 07/15/28 (Call 07/15/24)	250	253,763
6.38%, 12/01/42 (Call 06/01/42)	175	164,064
6.88%, 08/15/24 (Call 08/15/21)	245	251,426
7.05%, 05/01/29	125	133,325
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)	175	144,491
9.00%, 02/01/25 (Call 12/01/21)(b)(d)	185	191,475
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/22)(b)	225	200,891
7.50%, 01/15/28 (Call 01/15/23)(b)	200	174,272
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.63%, 11/08/26(e)	200	199,916
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/15/21)(b)	200	203,056
Noble Energy Inc., 3.85%, 01/15/28 (Call 10/15/27)	25	26,502
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)	265	272,160
Occidental Petroleum Corp.
2.70%, 08/15/22	252	253,613
2.70%, 02/15/23 (Call 08/15/22)	510	512,973
2.90%, 08/15/24 (Call 06/15/24)	1,265	1,262,027
3.00%, 02/15/27 (Call 11/15/26)	325	310,690
3.13%, 02/15/22 (Call 11/15/21)	200	201,264
3.20%, 08/15/26 (Call 06/15/26)	520	507,837
3.40%, 04/15/26 (Call 01/15/26)	490	484,924
3.45%, 07/15/24 (Call 04/15/24)	65	65,365
3.50%, 06/15/25 (Call 03/15/25)	450	451,422
3.50%, 08/15/29 (Call 05/15/29)	659	629,734
4.10%, 02/15/47 (Call 08/15/46)	330	274,936
4.20%, 03/15/48 (Call 09/15/47)	317	267,180
4.30%, 08/15/39 (Call 02/15/39)	415	366,648
4.40%, 04/15/46 (Call 10/15/45)	500	441,855
4.40%, 08/15/49 (Call 02/15/49)	230	200,217
4.50%, 07/15/44 (Call 01/15/44)	285	254,730
4.63%, 06/15/45 (Call 12/15/44)	300	273,192
5.50%, 12/01/25 (Call 09/01/25)	450	485,091
5.55%, 03/15/26 (Call 12/15/25)	560	601,362
5.88%, 09/01/25 (Call 06/01/25)	410	447,716
6.13%, 01/01/31 (Call 07/01/30)	560	624,198
6.20%, 03/15/40	325	344,779
6.38%, 09/01/28 (Call 03/01/28)	140	157,077
6.45%, 09/15/36	730	831,127
6.60%, 03/15/46 (Call 09/15/45)	470	521,733
6.63%, 09/01/30 (Call 03/01/30)	665	759,257
6.95%, 07/01/24	275	306,347
7.15%, 05/15/28	200	217,642
7.50%, 05/01/31	378	449,930
7.88%, 09/15/31	160	194,827
7.95%, 06/15/39	130	158,653
8.00%, 07/15/25 (Call 04/15/25)	360	420,199
8.50%, 07/15/27 (Call 01/15/27)	195	238,074
8.88%, 07/15/30 (Call 01/15/30)	450	578,907

Security	Par (000)	Value

Oil & Gas (continued)
Oil and Gas Holding Co. BSCC (The)
7.50%, 10/25/27(e)	$200	$224,628
7.63%, 11/07/24(e)	200	224,370
8.38%, 11/07/28(e)	200	233,116
Oil India International Pte Ltd., 4.00%, 04/21/27(e)	415	438,734
Oil India Ltd., 5.13%, 02/04/29(e)	200	221,368
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(e)	600	632,004
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)	295	330,491
5.63%, 07/01/24	375	417,829
Ovintiv Inc.
5.15%, 11/15/41 (Call 05/15/41)	102	107,318
6.50%, 08/15/34	352	448,772
6.50%, 02/01/38	198	250,874
6.63%, 08/15/37	198	249,743
7.20%, 11/01/31	220	286,339
7.38%, 11/01/31	131	172,929
8.13%, 09/15/30	265	355,540
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25 (Call 12/15/21)(b)	150	152,079
Parkland Corp./Canada
4.50%, 10/01/29 (Call 10/01/24)(b)	350	357,133
5.88%, 07/15/27 (Call 07/15/22)(b)	200	213,006
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 02/15/28 (Call 02/15/23)(b)	75	78,753
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	245	233,762
5.15%, 11/15/29 (Call 08/15/29)	180	181,411
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)	415	313,931
7.25%, 06/15/25 (Call 06/15/21)	225	191,689
9.25%, 05/15/25 (Call 05/15/22)(b)	665	696,501
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)	280	291,046
6.13%, 09/15/24 (Call 09/15/21)	200	205,056
Pertamina Persero PT
1.40%, 02/09/26 (Call 01/09/26)(b)	400	390,164
1.40%, 02/09/26 (Call 01/09/26)(e)	600	585,246
2.30%, 02/09/31 (Call 11/09/30)(b)	600	568,488
2.30%, 02/09/31 (Call 11/09/30)(e)	400	378,992
3.10%, 01/21/30 (Call 10/21/29)(e)	400	406,796
3.10%, 08/27/30 (Call 05/25/30)(e)	600	610,842
3.65%, 07/30/29(e)	400	424,460
4.15%, 02/25/60 (Call 08/25/59)(e)	400	392,928
4.18%, 01/21/50 (Call 07/21/49)(e)	400	401,492
4.70%, 07/30/49(e)	300	318,420
4.88%, 05/03/22(e)	400	416,108
6.00%, 05/03/42(e)	428	516,506
6.45%, 05/30/44(e)	600	767,658
6.50%, 05/27/41(e)	200	255,418
6.50%, 11/07/48(d)(e)	400	521,764
Petrobras Global Finance BV
5.09%, 01/15/30	1,498	1,582,817
5.30%, 01/27/25	600	666,198
5.60%, 01/03/31 (Call 10/03/30)	1,200	1,296,408
5.75%, 02/01/29	100	111,645
6.00%, 01/27/28	800	903,736
6.75%, 01/27/41	600	682,146
6.75%, 06/03/50 (Call 12/03/49)(d)	800	875,072
6.85%, 06/05/15	1,050	1,112,013

86	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.88%, 01/20/40	$208	$239,699
6.90%, 03/19/49	700	788,438
7.25%, 03/17/44	600	703,032
7.38%, 01/17/27	1,679	2,035,301
8.75%, 05/23/26	653	832,386
Petroleos del Peru SA
4.75%, 06/19/32(e)	400	407,840
5.63%, 06/19/47(e)	1,000	1,029,610
Petroleos Mexicanos
3.50%, 01/30/23	590	599,812
4.25%, 01/15/25	15	15,197
4.50%, 01/23/26	1,045	1,049,232
4.63%, 09/21/23	350	362,484
4.88%, 01/18/24	1,000	1,039,690
5.35%, 02/12/28	2,049	2,011,585
5.50%, 06/27/44	400	324,300
5.63%, 01/23/46	700	566,720
5.95%, 01/28/31 (Call 10/28/30)	1,739	1,677,474
6.35%, 02/12/48	1,250	1,066,150
6.38%, 01/23/45	650	560,397
6.49%, 01/23/27 (Call 11/23/26)	1,200	1,268,496
6.50%, 03/13/27	1,545	1,632,663
6.50%, 01/23/29	300	305,322
6.50%, 06/02/41	685	613,712
6.63%, 06/15/35	680	656,207
6.75%, 09/21/47	2,225	1,964,230
6.84%, 01/23/30 (Call 10/23/29)	1,405	1,441,389
6.88%, 10/16/25 (Call 09/16/25)(b)	600	657,216
6.88%, 08/04/26	1,000	1,085,660
6.95%, 01/28/60 (Call 07/28/59)	1,414	1,250,824
7.69%, 01/23/50 (Call 07/23/49)	3,655	3,518,961
Petroliam Nasional Bhd, 7.63%, 10/15/26(e)	415	544,617
Petronas Capital Ltd.
3.40%, 04/28/61 (Call 10/28/60)(b)	800	787,736
3.50%, 03/18/25(e)	600	651,642
3.50%, 04/21/30 (Call 01/21/30)(e)	2,100	2,272,179
4.50%, 03/18/45(e)	300	358,890
4.55%, 04/21/50 (Call 10/21/49)(e)	1,050	1,249,951
4.80%, 04/21/60 (Call 10/21/59)(e)	200	254,360
Peugeot Invest, 6.80%, 09/15/37	430	538,351
Phillips 66
0.90%, 02/15/24 (Call 11/19/21)	318	318,245
1.30%, 02/15/26 (Call 01/15/26)	275	273,603
2.15%, 12/15/30 (Call 09/15/30)	287	273,215
3.70%, 04/06/23	275	291,297
3.85%, 04/09/25 (Call 03/09/25)	670	736,122
3.90%, 03/15/28 (Call 12/15/27)	297	327,793
4.65%, 11/15/34 (Call 05/15/34)	402	467,743
4.88%, 11/15/44 (Call 05/15/44)	1,073	1,276,376
5.88%, 05/01/42	224	295,613
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)	970	906,504
2.15%, 01/15/31 (Call 10/15/30)	105	99,322
4.45%, 01/15/26 (Call 10/15/25)	215	243,184
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/21)	100	96,041
7.13%, 01/15/26 (Call 11/15/21)(b)	175	173,250
7.75%, 12/15/23 (Call 12/15/21)	150	150,851

Security	Par (000)	Value

Oil & Gas (continued)
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27 (Call 04/10/27)(e)	$200	$207,054
3.90%, 12/06/59(e)	200	202,106
Puma International Financing SA
5.00%, 01/24/26 (Call 01/24/22)(b)	450	452,812
5.13%, 10/06/24 (Call 10/06/21)(b)	200	202,852
QEP Resources Inc., 5.38%, 10/01/22 (Call 07/01/22)	25	26,128
Raizen Fuels Finance SA, 5.30%, 01/20/27(d)(e)	200	224,348
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)	280	278,552
5.00%, 08/15/22 (Call 05/15/22)	100	102,061
5.00%, 03/15/23 (Call 12/15/22)	225	230,033
8.25%, 01/15/29 (Call 01/15/24)(b)	320	347,178
9.25%, 02/01/26 (Call 02/01/22)	265	290,848
Ras Laffan Liquefied Natural Gas Co. Ltd. 3, 5.84%, 09/30/27(b)	505	578,715
Reliance Industries Ltd.
3.67%, 11/30/27(e)	600	648,180
4.13%, 01/28/25(e)	650	708,201
4.88%, 02/10/45(e)	250	299,728
Saka Energi Indonesia PT, 4.45%, 05/05/24(e)	400	335,012
Santos Finance Ltd., 5.25%, 03/13/29 (Call 12/13/28)(e)	200	223,036
Saudi Arabian Oil Co.
1.25%, 11/24/23 (Call 10/24/23)(e)	200	202,442
1.63%, 11/24/25 (Call 10/24/25)(e)	400	404,952
2.25%, 11/24/30 (Call 08/24/30)(e)	600	579,660
2.88%, 04/16/24(e)	600	633,870
3.25%, 11/24/50 (Call 05/24/50)(e)	1,400	1,282,960
3.50%, 04/16/29(e)	1,000	1,070,140
3.50%, 11/24/70 (Call 05/24/70)(e)	1,000	912,340
4.25%, 04/16/39(e)	1,000	1,093,260
4.38%, 04/16/49(e)	1,100	1,214,884
Seven Generations Energy Ltd., 6.75%, 05/01/23
(Call 05/01/21)(b)	325	325,000
Shelf Drilling Holdings Ltd.
8.25%, 02/15/25(e)	105	77,102
8.88%, 11/15/24 (Call 03/15/22)(b)	55	56,309
Shell International Finance BV
0.38%, 09/15/23	200	200,114
2.00%, 11/07/24 (Call 10/07/24)	676	706,001
2.25%, 01/06/23	275	284,254
2.38%, 08/21/22	540	554,845
2.38%, 04/06/25 (Call 03/06/25)	232	245,275
2.38%, 11/07/29 (Call 08/07/29)	652	665,255
2.50%, 09/12/26	298	316,369
2.75%, 04/06/30 (Call 01/06/30)	135	140,574
2.88%, 05/10/26	940	1,015,614
3.13%, 11/07/49 (Call 05/07/49)	613	599,293
3.25%, 05/11/25	894	974,844
3.25%, 04/06/50 (Call 10/06/49)	773	774,855
3.40%, 08/12/23	329	351,790
3.50%, 11/13/23 (Call 10/13/23)	472	507,263
3.63%, 08/21/42	410	444,756
3.75%, 09/12/46	514	557,490
3.88%, 11/13/28 (Call 08/23/28)	550	621,489
4.00%, 05/10/46	504	565,508
4.13%, 05/11/35	767	885,386
4.38%, 05/11/45	1,051	1,245,172
4.55%, 08/12/43	633	762,600

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.50%, 03/25/40	$563	$760,208
6.38%, 12/15/38	859	1,241,831
Sinopec Capital 2013 Ltd.
3.13%, 04/24/23(e)	200	207,928
4.25%, 04/24/43	450	496,278
Sinopec Group Development 2018 Ltd., 3.10%, 01/08/51	800	739,840
Sinopec Group Overseas Development 2012 Ltd., 3.90%, 05/17/22(b)	1,000	1,030,830
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23(e)	200	216,484
5.38%, 10/17/43(d)(e)	600	769,242
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(e)	400	438,448
Sinopec Group Overseas Development 2015 Ltd.
3.25%, 04/28/25(e)	600	639,672
4.10%, 04/28/45(e)	200	218,364
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(e)	600	633,120
3.50%, 05/03/26(e)	200	217,498
Sinopec Group Overseas Development 2017 Ltd.
2.50%, 09/13/22(e)	450	459,693
3.25%, 09/13/27(e)	225	241,463
3.63%, 04/12/27(e)	200	218,178
4.25%, 04/12/47(e)	200	224,048
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26	400	396,944
2.15%, 05/13/25 (Call 04/13/25)(e)	700	716,114
2.30%, 01/08/31	1,000	969,820
2.70%, 05/13/30 (Call 02/13/30)(e)	900	902,493
2.95%, 11/12/29 (Call 08/12/29)(e)	465	475,662
3.44%, 11/12/49(e)	200	196,550
3.68%, 08/08/49 (Call 02/08/49)(e)	200	204,786
3.75%, 09/12/23(e)	400	425,996
4.13%, 09/12/25(d)(e)	600	664,566
4.25%, 09/12/28(d)(e)	400	447,056
4.60%, 09/12/48(e)	200	236,922
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/21)	150	143,937
5.63%, 06/01/25 (Call 06/01/21)	275	262,609
6.63%, 01/15/27 (Call 01/15/22)	200	193,162
6.75%, 09/15/26 (Call 09/15/21)	200	194,000
10.00%, 01/15/25 (Call 06/17/22)(b)	304	345,779
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	75	75,509
6.45%, 01/23/25 (Call 10/23/24)	325	350,935
7.50%, 04/01/26 (Call 04/01/22)	450	476,023
7.75%, 10/01/27 (Call 10/01/22)	179	192,336
8.38%, 09/15/28 (Call 09/15/23)	170	186,419
Suncor Energy Inc.
2.80%, 05/15/23	652	680,597
3.10%, 05/15/25 (Call 04/15/25)	71	76,062
3.60%, 12/01/24 (Call 09/01/24)	609	662,306
3.75%, 03/04/51 (Call 09/04/50)	75	75,020
4.00%, 11/15/47 (Call 05/15/47)	493	514,135
5.35%, 07/15/33	75	90,263
5.95%, 12/01/34	175	224,562
5.95%, 05/15/35	11	14,122
6.50%, 06/15/38	451	613,080
6.80%, 05/15/38	700	968,422

Security	Par (000)	Value

Oil & Gas (continued)
6.85%, 06/01/39	$177	$247,411
7.15%, 02/01/32	160	219,603
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)(b)	395	398,160
5.50%, 02/15/26 (Call 02/15/22)	175	180,467
5.88%, 03/15/28 (Call 03/15/23)	275	291,071
6.00%, 04/15/27 (Call 04/15/22)	280	294,140
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)(b)	275	275,446
Tecpetrol SA, 4.88%, 12/12/22 (Call 12/12/21)(d)(e)	90	88,681
Teine Energy Ltd., 6.88%, 04/15/29 (Call 04/15/24)	200	203,008
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(e)	800	816,888
3.25%, 08/15/30 (Call 02/15/30)(e)	700	714,959
4.00%, 08/15/26(e)	400	432,480
Thaioil Treasury Center Co. Ltd.
2.50%, 06/18/30(e)	1,600	1,540,464
3.50%, 10/17/49(e)	200	175,586
3.75%, 06/18/50(e)	200	183,030
5.38%, 11/20/48(e)	200	229,934
Tosco Corp., 8.13%, 02/15/30	85	120,862
Total Capital Canada Ltd., 2.75%, 07/15/23	441	463,958
Total Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	763	804,324
2.70%, 01/25/23	429	446,838
2.83%, 01/10/30 (Call 10/10/29)	920	967,389
2.99%, 06/29/41 (Call 12/29/40)	354	344,658
3.13%, 05/29/50 (Call 11/29/49)	485	466,104
3.39%, 06/29/60 (Call 12/29/59)	323	316,815
3.46%, 02/19/29 (Call 11/19/28)	922	1,009,710
3.46%, 07/12/49 (Call 01/12/49)	381	389,298
3.70%, 01/15/24	688	746,762
3.75%, 04/10/24	708	774,708
Total Capital SA, 3.88%, 10/11/28	1,166	1,316,064
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(b)	257	241,219
Transocean Inc.
6.80%, 03/15/38	175	83,494
7.25%, 11/01/25 (Call 11/01/21)(b)	75	57,002
7.50%, 01/15/26 (Call 01/15/22)(b)	175	128,937
8.00%, 02/01/27 (Call 02/01/23)(b)	200	140,466
11.50%, 01/30/27 (Call 07/30/23)(b)	549	531,009
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(b)	297	287,869
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(b)	255	241,294
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(b)	192	182,804
Tullow Oil PLC, 7.00%, 03/01/25 (Call 03/01/22)(e)	200	173,398
Ultrapar International SA, 5.25%, 06/06/29(e)	400	421,064
Valero Energy Corp.
1.20%, 03/15/24	502	504,646
2.15%, 09/15/27 (Call 07/15/27)	431	429,729
2.70%, 04/15/23	297	308,803
2.85%, 04/15/25 (Call 03/15/25)	785	828,151
3.40%, 09/15/26 (Call 06/15/26)	974	1,044,712
3.65%, 03/15/25	135	146,167
4.00%, 04/01/29 (Call 01/01/29)	634	691,954
4.35%, 06/01/28 (Call 03/01/28)	155	173,312
4.90%, 03/15/45	385	437,514

88	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.63%, 06/15/37	$483	$631,044
7.50%, 04/15/32	292	395,698
Vantage Drilling International, 9.25%, 11/15/23 (Call 05/15/21)(b)	125	101,676
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 03/15/22)(b)	37	35,405
Vine Energy Holdings LLC, 6.75%, 04/15/29 (Call 04/15/24)	450	450,526
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/22)(b)	235	246,061
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/21)(b)	250	220,903
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	155	164,798
3.70%, 09/15/26 (Call 06/15/26)(b)	145	155,234
4.50%, 03/04/29 (Call 12/04/28)(b)	728	802,999
WPX Energy Inc.
4.50%, 01/15/30 (Call 01/15/25)	656	706,230
5.25%, 09/15/24 (Call 06/15/24)	172	190,791
5.25%, 10/15/27 (Call 09/30/22)	107	114,261
5.75%, 06/01/26 (Call 06/01/21)	480	502,488
5.88%, 06/15/28 (Call 06/15/23)	229	252,543
YPF SA
6.95%, 07/21/27(e)	298	182,337
7.00%, 12/15/47 (Call 06/15/47)(e)	500	282,555
8.50%, 07/28/25(e)	201	145,550
8.75%, 04/04/24(e)	350	284,046

		303,116,528

Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(b)	245	256,228
6.88%, 04/01/27 (Call 04/01/22)(b)	350	371,886
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	425	440,313
3.14%, 11/07/29 (Call 08/07/29)	107	112,846
3.34%, 12/15/27 (Call 09/15/27)	271	292,813
4.08%, 12/15/47 (Call 06/15/47)	729	780,368
Baker Hughes Holdings LLC, 5.13%, 09/15/40	570	698,677
Basic Energy Services Inc., 10.75%, 10/15/23 (Call 10/15/21)(b)	50	9,405
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)	245	248,432
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(b)	200	200,788
ChampionX Corp., 6.38%, 05/01/26 (Call 05/01/21)	150	157,218
COSL Singapore Capital Ltd.
2.50%, 06/24/30 (Call 03/24/30)(e)	800	748,368
4.50%, 07/30/25(e)	200	218,162
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 04/01/22)(b)	115	117,013
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 05/01/21)	175	158,102
Guara Norte Sarl, 5.20%, 06/15/34(b)	450	453,100
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	507	508,749
3.50%, 08/01/23 (Call 05/01/23)	307	325,362
3.80%, 11/15/25 (Call 08/15/25)	465	513,699
4.50%, 11/15/41 (Call 05/15/41)	65	68,912
4.75%, 08/01/43 (Call 02/01/43)	596	646,588
4.85%, 11/15/35 (Call 05/15/35)	827	931,533
5.00%, 11/15/45 (Call 05/15/45)	1,200	1,358,988
6.70%, 09/15/38	344	450,348

Security	Par (000)	Value

Oil & Gas Services (continued)
7.45%, 09/15/39	$164	$232,249
KCA Deutag UK Finance PLC, 9.88%, 12/01/25 (Call 12/01/22)(b)	200	221,384
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 11/01/21)(b)	75	47,279
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	198	201,061
3.95%, 12/01/42 (Call 06/01/42)	335	313,761
Oceaneering International Inc.
4.65%, 11/15/24 (Call 09/30/24)	200	195,182
6.00%, 02/01/28 (Call 11/01/27)	125	122,096
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (Call 08/17/25)	285	288,785
2.65%, 11/20/22 (Call 10/20/22)(b)	340	350,679
Schlumberger Holdings Corp.
3.75%, 05/01/24 (Call 04/01/24)(b)	610	657,989
3.90%, 05/17/28 (Call 02/17/28)(b)	404	443,103
4.00%, 12/21/25 (Call 09/21/25)(b)	527	586,609
4.30%, 05/01/29 (Call 02/01/29)(b)	610	683,255
Schlumberger Investment SA
2.40%, 08/01/22 (Call 05/01/22)(b)	275	280,434
2.65%, 06/26/30 (Call 03/26/30)	375	381,885
3.65%, 12/01/23 (Call 09/01/23)	23	24,679
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(b)	455	483,419
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/21)(b)	234	232,476
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/21)(b)	180	176,508
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/22)	315	330,189
6.88%, 09/01/27 (Call 09/01/22)	285	299,672
Weatherford International Ltd.
8.75%, 09/01/24 (Call 08/28/21)(b)	100	104,748
11.00%, 12/01/24 (Call 12/01/21)(b)	900	886,356

		17,611,696

Packaging & Containers — 0.2%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	35	38,349
4.50%, 05/15/28 (Call 02/15/28)	105	120,692
Amcor Flexibles North America Inc., 2.63%, 06/19/30 (Call 03/19/30)	669	675,824
ARD Finance SA (7.25% PIK), 6.50%, 06/30/27 (Call 11/15/22)(b)(f)	600	628,242
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(b)	225	222,080
4.00%, 09/01/29 (Call 05/15/24)(b)	400	398,256
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(b)	450	462,892
5.25%, 04/30/25 (Call 04/30/22)(b)	200	209,982
5.25%, 08/15/27 (Call 08/15/22)(b)	800	817,196
6.00%, 02/15/25 (Call 02/15/22)(b)	300	309,402
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	500	484,380
4.00%, 11/15/23	420	445,750
4.88%, 03/15/26 (Call 12/15/25)	325	364,604
5.00%, 03/15/22	100	103,397
5.25%, 07/01/25	421	476,635

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)(b)	$35	$34,958
1.57%, 01/15/26 (Call 12/15/25)(b)	472	468,894
4.50%, 02/15/26 (Call 02/15/22)(b)	90	92,171
4.88%, 07/15/26 (Call 07/15/22)(b)	315	333,560
5.13%, 07/15/23 (Call 07/15/21)	52	52,149
5.63%, 07/15/27 (Call 07/15/22)(b)	185	196,921
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 01/15/23)(b)	50	53,339
5.38%, 01/15/28 (Call 01/15/23)(b)	130	135,664
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	425	449,055
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	157	168,956
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/22)	355	368,220
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	170	206,912
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/22)(b)	200	203,298
7.88%, 07/15/26 (Call 07/15/21)(b)	105	109,805
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(b)	210	225,523
Graphic Packaging International LLC
3.50%, 03/15/28(b)	175	174,678
3.50%, 03/01/29 (Call 09/01/28)(b)	120	118,540
4.13%, 08/15/24 (Call 05/15/24)	51	54,834
4.75%, 07/15/27 (Call 04/15/27)(b)	50	54,513
4.88%, 11/15/22 (Call 08/15/22)	275	288,098
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(b)	90	95,282
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28 (Call 09/15/22)(b)	335	346,789
Intertape Polymer Group Inc., 7.00%, 10/15/26 (Call 10/15/21)(b)	306	321,612
Klabin Austria GmbH
3.20%, 01/12/31 (Call 10/12/30)(e)	400	380,884
5.75%, 04/03/29 (Call 01/03/29)(e)	400	445,032
7.00%, 04/03/49 (Call 10/03/48)(e)	200	245,208
LABL Escrow Issuer LLC
6.75%, 07/15/26 (Call 07/15/22)(b)	200	215,448
10.50%, 07/15/27 (Call 07/15/22)(b)	205	226,447
Matthews International Corp., 5.25%, 12/01/25 (Call 12/01/21)(b)	41	42,524
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 04/15/22)(b)	543	544,824
7.25%, 04/15/25 (Call 04/15/22)(b)	625	607,181
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(b)	125	133,158
5.88%, 08/15/23(b)	250	271,788
6.38%, 08/15/25(b)	100	110,962
6.63%, 05/13/27 (Call 05/15/23)(b)	330	357,637
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	243	255,680
3.40%, 12/15/27 (Call 09/15/27)	415	457,176
3.65%, 09/15/24 (Call 06/15/24)	195	211,883
4.05%, 12/15/49 (Call 06/15/49)	143	161,709
4.50%, 11/01/23 (Call 08/01/23)	170	184,674
Pactiv LLC
7.95%, 12/15/25	100	111,278
8.38%, 04/15/27	160	182,611

Security	Par (000)	Value

Packaging & Containers (continued)
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 10/15/21)(b)	$100	$102,740
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 4.00%, 10/15/27 (Call 10/15/23)(b)	425	420,210
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(b)	170	178,670
4.88%, 12/01/22 (Call 09/01/22)(b)	100	104,774
5.13%, 12/01/24 (Call 09/01/24)(b)	75	81,733
5.25%, 04/01/23 (Call 01/01/23)(b)	75	79,500
5.50%, 09/15/25 (Call 06/15/25)(b)	75	83,070
6.88%, 07/15/33(b)	225	282,564
Silgan Holdings Inc.
4.13%, 02/01/28 (Call 10/01/22)	305	315,163
4.75%, 03/15/25 (Call 03/15/22)	25	25,383
Sonoco Products Co.
3.13%, 05/01/30 (Call 02/01/30)	300	314,658
5.75%, 11/01/40 (Call 05/01/40)	161	203,631
Trident TPI Holdings Inc., 9.25%, 08/01/24 (Call 08/01/21)(b)	278	295,453
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(b)	150	149,670
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/22)(b)	700	731,885
8.50%, 08/15/27 (Call 08/15/22)(b)	400	430,676
WestRock MWV LLC
7.95%, 02/15/31	60	83,650
8.20%, 01/15/30	95	131,814
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	388	412,875
3.00%, 06/15/33 (Call 03/15/33)	124	128,276
3.38%, 09/15/27 (Call 06/15/27)	125	136,341
3.75%, 03/15/25 (Call 01/15/25)	170	186,077
3.90%, 06/01/28 (Call 03/01/28)	235	261,952
4.00%, 03/15/28 (Call 12/15/27)	160	178,704
4.20%, 06/01/32 (Call 03/01/32)	147	167,942
4.65%, 03/15/26 (Call 01/15/26)	561	640,230
4.90%, 03/15/29 (Call 12/15/28)	313	371,487

		21,956,684

Pharmaceuticals — 1.6%
AbbVie Inc.
2.30%, 11/21/22	1,076	1,107,053
2.60%, 11/21/24 (Call 10/21/24)	2,320	2,455,395
2.85%, 05/14/23 (Call 03/14/23)	79	82,577
2.90%, 11/06/22	851	882,674
2.95%, 11/21/26 (Call 09/21/26)	851	911,872
3.20%, 11/06/22 (Call 09/06/22)	790	819,269
3.20%, 05/14/26 (Call 02/14/26)	746	808,045
3.20%, 11/21/29 (Call 08/21/29)	1,648	1,760,657
3.25%, 10/01/22 (Call 07/01/22)	825	851,845
3.60%, 05/14/25 (Call 02/14/25)	1,115	1,218,974
3.75%, 11/14/23 (Call 10/14/23)	1,388	1,496,875
3.80%, 03/15/25 (Call 12/15/24)	775	849,322
3.85%, 06/15/24 (Call 03/15/24)	436	474,638
4.05%, 11/21/39 (Call 05/21/39)	1,181	1,320,299
4.25%, 11/14/28 (Call 08/14/28)	483	552,880
4.25%, 11/21/49 (Call 05/21/49)	2,350	2,669,882
4.30%, 05/14/36 (Call 11/14/35)	679	782,975
4.40%, 11/06/42	615	712,139
4.45%, 05/14/46 (Call 11/14/45)	960	1,112,784
4.50%, 05/14/35 (Call 11/14/34)	754	885,844

90	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.55%, 03/15/35 (Call 09/15/34)	$970	$1,147,161
4.63%, 10/01/42 (Call 04/01/42)	330	390,621
4.70%, 05/14/45 (Call 11/14/44)	1,273	1,516,576
4.75%, 03/15/45 (Call 09/15/44)	340	407,527
4.85%, 06/15/44 (Call 12/15/43)	535	651,084
4.88%, 11/14/48 (Call 05/14/48)	744	917,992
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(b)	270	268,780
6.13%, 08/01/28 (Call 08/01/23)(b)	140	147,473
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	500	503,955
2.80%, 05/15/30 (Call 02/15/30)	215	221,508
3.25%, 03/01/25 (Call 12/01/24)	445	479,185
3.40%, 05/15/24 (Call 02/15/24)	620	665,285
3.45%, 12/15/27 (Call 09/15/27)	429	470,398
4.25%, 03/01/45 (Call 09/01/44)	55	61,751
4.30%, 12/15/47 (Call 06/15/47)	569	647,124
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	685	666,402
1.38%, 08/06/30 (Call 05/06/30)	832	765,798
2.13%, 08/06/50 (Call 02/06/50)	480	390,010
2.38%, 06/12/22 (Call 05/12/22)	1,127	1,150,273
3.38%, 11/16/25	569	623,914
3.50%, 08/17/23 (Call 07/17/23)	297	316,572
4.00%, 01/17/29 (Call 10/17/28)	459	518,390
4.00%, 09/18/42	580	654,101
4.38%, 11/16/45	481	565,165
4.38%, 08/17/48 (Call 02/17/48)	519	614,979
6.45%, 09/15/37	492	706,837
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(b)	850	946,373
9.25%, 04/01/26 (Call 04/01/22)(b)	525	581,490
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/23)(b)	680	690,037
5.00%, 02/15/29 (Call 02/15/24)(b)	420	420,399
5.25%, 01/30/30 (Call 01/30/25)(b)	535	537,670
5.25%, 02/15/31 (Call 02/15/26)(b)	420	420,563
5.50%, 11/01/25 (Call 11/01/21)(b)	730	752,608
5.75%, 08/15/27 (Call 08/15/22)(b)	185	198,646
6.13%, 04/15/25 (Call 04/15/22)(b)	1,326	1,355,437
6.25%, 02/15/29 (Call 02/15/24)(b)	830	877,949
7.00%, 03/15/24 (Call 03/15/22)(b)	495	507,672
7.00%, 01/15/28 (Call 01/15/23)(b)	335	366,031
7.25%, 05/30/29 (Call 05/30/24)(b)	295	326,925
9.00%, 12/15/25 (Call 12/15/21)(b)	590	639,560
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(b)	829	887,246
3.88%, 12/15/23 (Call 11/15/23)(b)	1,500	1,613,985
3.95%, 04/15/45 (Call 10/15/44)(b)	105	108,471
4.20%, 07/15/34 (Call 01/15/34)(b)	425	461,801
4.25%, 12/15/25 (Call 10/15/25)(b)	555	620,745
4.38%, 12/15/28 (Call 09/15/28)(b)	630	713,557
4.40%, 07/15/44 (Call 01/15/44)(b)	669	743,741
4.63%, 06/25/38 (Call 12/25/37)(b)	350	402,822
4.70%, 07/15/64 (Call 01/15/64)(b)	260	295,968
4.88%, 06/25/48 (Call 12/25/47)(b)	235	281,387
5.50%, 07/30/35(b)	55	66,384
Bayer U.S. Finance LLC, 3.38%, 10/08/24(b)	275	296,612
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	1,020	972,284

Security	Par (000)	Value

Pharmaceuticals (continued)
2.82%, 05/20/30 (Call 02/20/30)	$265	$273,575
2.89%, 06/06/22 (Call 05/06/22)	695	712,521
3.36%, 06/06/24 (Call 04/06/24)	747	804,422
3.70%, 06/06/27 (Call 03/06/27)	556	617,777
3.73%, 12/15/24 (Call 09/15/24)	322	352,532
3.79%, 05/20/50 (Call 11/20/49)	505	537,744
4.67%, 06/06/47 (Call 12/06/46)	482	576,405
4.69%, 12/15/44 (Call 06/15/44)	325	389,584
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 11/13/21)	495	495,485
0.75%, 11/13/25 (Call 10/13/25)	475	470,872
1.13%, 11/13/27 (Call 09/13/27)	325	318,026
1.45%, 11/13/30 (Call 08/13/30)	750	706,582
2.00%, 08/01/22	389	397,418
2.35%, 11/13/40 (Call 05/13/40)	525	485,877
2.55%, 11/13/50 (Call 05/13/50)	625	561,144
2.60%, 05/16/22	564	578,032
2.75%, 02/15/23 (Call 01/15/23)	530	552,292
2.90%, 07/26/24 (Call 06/26/24)	766	820,907
3.20%, 06/15/26 (Call 04/15/26)	650	712,465
3.25%, 08/15/22	401	416,451
3.25%, 02/20/23 (Call 01/20/23)	358	375,843
3.25%, 11/01/23	15	16,051
3.25%, 02/27/27	345	381,128
3.25%, 08/01/42	362	380,531
3.40%, 07/26/29 (Call 04/26/29)	1,376	1,517,728
3.45%, 11/15/27 (Call 08/15/27)	845	940,375
3.55%, 08/15/22	498	519,045
3.63%, 05/15/24 (Call 02/15/24)	300	325,428
3.88%, 08/15/25 (Call 05/15/25)	266	296,843
3.90%, 02/20/28 (Call 11/20/27)	860	973,477
4.13%, 06/15/39 (Call 12/15/38)	887	1,038,420
4.25%, 10/26/49 (Call 04/26/49)	1,196	1,418,097
4.35%, 11/15/47 (Call 05/15/47)	473	567,586
4.50%, 03/01/44 (Call 09/01/43)	210	257,502
4.55%, 02/20/48 (Call 08/20/47)	607	747,150
4.63%, 05/15/44 (Call 11/15/43)	45	55,750
5.00%, 08/15/45 (Call 02/15/45)	358	463,671
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	564	576,346
3.08%, 06/15/24 (Call 04/15/24)	796	847,891
3.20%, 03/15/23	25	26,214
3.41%, 06/15/27 (Call 03/15/27)	797	869,105
3.50%, 11/15/24 (Call 08/15/24)	400	433,448
3.75%, 09/15/25 (Call 06/15/25)	756	830,617
4.37%, 06/15/47 (Call 12/15/46)	324	358,176
4.50%, 11/15/44 (Call 05/15/44)	61	67,168
4.60%, 03/15/43	80	89,137
4.90%, 09/15/45 (Call 03/15/45)	100	117,870
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Call 01/15/24)(b)	400	417,400
Cigna Corp.
0.61%, 03/15/24 (Call 03/15/22)	425	424,532
1.25%, 03/15/26 (Call 02/15/26)	250	249,733
2.38%, 03/15/31 (Call 12/15/30)	310	306,085
2.40%, 03/15/30 (Call 12/15/29)	608	608,292
3.00%, 07/15/23 (Call 05/16/23)	325	341,448
3.05%, 10/15/27 (Call 07/15/27)	654	702,311
3.20%, 03/15/40 (Call 09/15/39)	25	25,253
3.25%, 04/15/25 (Call 01/15/25)	420	453,155

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.40%, 03/01/27 (Call 12/01/26)	$333	$363,649
3.40%, 03/15/50 (Call 09/15/49)	950	943,492
3.40%, 03/15/51 (Call 09/15/50)	430	427,484
3.50%, 06/15/24 (Call 03/17/24)	345	372,079
3.75%, 07/15/23 (Call 06/15/23)	184	196,532
3.88%, 10/15/47 (Call 04/15/47)	247	265,150
4.13%, 11/15/25 (Call 09/15/25)	945	1,060,989
4.38%, 10/15/28 (Call 07/15/28)	967	1,107,167
4.50%, 02/25/26 (Call 11/27/25)	455	518,577
4.80%, 08/15/38 (Call 02/15/38)	830	1,002,084
4.80%, 07/15/46 (Call 01/16/46)	435	527,063
4.90%, 12/15/48 (Call 06/15/48)	869	1,073,841
6.13%, 11/15/41	325	452,397
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	2,245	2,189,346
1.75%, 08/21/30 (Call 05/21/30)	1,000	941,420
1.88%, 02/28/31 (Call 11/28/30)	1,960	1,857,374
2.63%, 08/15/24 (Call 07/15/24)	814	863,296
2.70%, 08/21/40 (Call 02/21/40)	1,206	1,113,066
2.75%, 12/01/22 (Call 09/01/22)	1,111	1,145,874
2.88%, 06/01/26 (Call 03/01/26)	721	769,898
3.00%, 08/15/26 (Call 06/15/26)	460	494,900
3.25%, 08/15/29 (Call 05/15/29)	800	853,376
3.38%, 08/12/24 (Call 05/12/24)	436	469,951
3.50%, 07/20/22 (Call 05/20/22)	1,093	1,129,036
3.63%, 04/01/27 (Call 02/01/27)	167	184,620
3.70%, 03/09/23 (Call 02/09/23)	312	330,127
3.75%, 04/01/30 (Call 01/01/30)	630	691,979
3.88%, 07/20/25 (Call 04/20/25)	1,216	1,347,109
4.00%, 12/05/23 (Call 09/05/23)	40	43,157
4.10%, 03/25/25 (Call 01/25/25)	70	77,959
4.13%, 04/01/40 (Call 10/01/39)	394	436,859
4.25%, 04/01/50 (Call 10/01/49)	610	685,390
4.30%, 03/25/28 (Call 12/25/27)	1,695	1,928,893
4.75%, 12/01/22 (Call 09/01/22)	225	237,562
4.78%, 03/25/38 (Call 09/25/37)	1,887	2,256,305
4.88%, 07/20/35 (Call 01/20/35)	780	930,610
5.05%, 03/25/48 (Call 09/25/47)	2,231	2,745,647
5.13%, 07/20/45 (Call 01/20/45)	666	829,456
5.30%, 12/05/43 (Call 06/05/43)	339	429,493
6.13%, 09/15/39	111	148,512
6.25%, 06/01/27	295	366,517
Elanco Animal Health Inc.
5.27%, 08/28/23 (Call 07/28/23)	270	291,811
5.90%, 08/28/28 (Call 05/28/28)	305	346,517
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	375	319,328
2.35%, 05/15/22	334	341,401
2.50%, 09/15/60 (Call 03/15/60)	657	562,931
2.75%, 06/01/25 (Call 03/01/25)	360	384,610
3.10%, 05/15/27 (Call 02/15/27)	1,335	1,457,179
3.38%, 03/15/29 (Call 12/15/28)	252	277,860
3.88%, 03/15/39 (Call 09/15/38)	9	10,367
3.95%, 05/15/47 (Call 11/15/46)	28	31,874
3.95%, 03/15/49 (Call 09/15/48)	804	922,445
4.15%, 03/15/59 (Call 09/15/58)	523	625,534
5.50%, 03/15/27	200	245,158
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	630	678,630
Endo Dac/Endo Finance LLC/Endo Finco Inc. 5.88%, 10/15/24 (Call 04/15/22)(b)	200	200,978

Security	Par (000)	Value

Pharmaceuticals (continued)
6.00%, 06/30/28 (Call 06/30/23)(b)	$571	$436,455
9.50%, 07/31/27 (Call 07/31/23)(b)	390	413,388
Endo Luxembourg Finance Co. I Sarl/Endo U.S. Inc., 6.13%, 04/01/29 (Call 04/01/24)(b)	335	331,650
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	261	273,092
3.38%, 05/15/23	651	690,757
3.63%, 05/15/25	210	232,140
3.88%, 05/15/28	445	504,274
4.20%, 03/18/43	134	160,306
5.38%, 04/15/34	155	205,360
6.38%, 05/15/38	1,416	2,066,001
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)	465	466,493
2.85%, 05/08/22	514	527,482
2.88%, 06/01/22 (Call 05/01/22)	1,204	1,235,448
3.00%, 06/01/24 (Call 05/01/24)	473	507,378
3.38%, 06/01/29 (Call 03/01/29)	475	519,550
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(b)	310	337,178
HLF Financing Sarl LLC/Herbalife International Inc., 7.25%, 08/15/26 (Call 08/15/21)(b)	187	195,385
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/22)(b)	200	214,048
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(b)	400	408,952
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	550	545,600
0.95%, 09/01/27 (Call 07/01/27)	225	219,980
1.30%, 09/01/30 (Call 06/01/30)	205	194,020
2.05%, 03/01/23 (Call 01/01/23)	146	150,278
2.10%, 09/01/40 (Call 03/01/40)	245	224,371
2.25%, 09/01/50 (Call 03/01/50)	525	466,683
2.45%, 03/01/26 (Call 12/01/25)	376	401,850
2.45%, 09/01/60 (Call 03/01/60)	600	532,512
2.63%, 01/15/25 (Call 11/15/24)	200	213,688
2.90%, 01/15/28 (Call 10/15/27)	482	523,712
2.95%, 03/03/27 (Call 12/03/26)	308	336,780
3.38%, 12/05/23	480	518,515
3.40%, 01/15/38 (Call 07/15/37)	205	226,435
3.50%, 01/15/48 (Call 07/15/47)	301	333,475
3.55%, 03/01/36 (Call 09/01/35)	356	403,213
3.63%, 03/03/37 (Call 09/03/36)	636	720,709
3.70%, 03/01/46 (Call 09/01/45)	1,076	1,223,434
3.75%, 03/03/47 (Call 09/03/46)	380	437,471
4.38%, 12/05/33 (Call 06/05/33)	438	538,376
4.50%, 09/01/40	215	269,442
4.50%, 12/05/43 (Call 06/05/43)	315	396,733
4.85%, 05/15/41	130	168,136
4.95%, 05/15/33	47	60,774
5.85%, 07/15/38	246	349,751
5.95%, 08/15/37	740	1,055,862
Lannett Co. Inc., 7.75%, 04/15/26 (Call 04/15/23)(b)	75	75,797
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	180	177,428
2.70%, 12/15/22 (Call 09/15/22)	440	453,301
3.80%, 03/15/24 (Call 12/15/23)	440	477,536
3.95%, 02/16/28 (Call 11/16/27)	520	586,227
4.75%, 05/30/29 (Call 02/28/29)	269	317,041
4.88%, 03/15/44 (Call 09/15/43)	188	227,016

92	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	$611	$687,497
4.60%, 06/01/44 (Call 12/01/43)	270	341,164
5.90%, 11/01/39	15	20,860
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	560	555,156
1.45%, 06/24/30 (Call 03/24/30)	360	342,353
2.35%, 06/24/40 (Call 12/24/39)	681	633,446
2.40%, 09/15/22 (Call 06/15/22)	366	374,879
2.45%, 06/24/50 (Call 12/24/49)	580	514,907
2.75%, 02/10/25 (Call 11/10/24)	1,252	1,337,687
2.80%, 05/18/23	635	667,410
2.90%, 03/07/24 (Call 02/07/24)	371	396,113
3.40%, 03/07/29 (Call 12/07/28)	483	535,826
3.60%, 09/15/42 (Call 03/15/42)	360	397,966
3.70%, 02/10/45 (Call 08/10/44)	1,234	1,372,393
3.90%, 03/07/39 (Call 09/07/38)	263	301,430
4.00%, 03/07/49 (Call 09/07/48)	284	330,837
4.15%, 05/18/43	472	558,404
6.50%, 12/01/33	410	593,897
6.55%, 09/15/37	110	163,669
Mylan Inc.
3.13%, 01/15/23(b)	250	260,128
4.20%, 11/29/23 (Call 08/29/23)	25	26,938
4.55%, 04/15/28 (Call 01/15/28)	689	782,008
5.20%, 04/15/48 (Call 10/15/47)	295	342,893
5.40%, 11/29/43 (Call 05/29/43)	218	264,532
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	174	179,953
2.00%, 02/14/27 (Call 12/14/26)	80	82,717
2.20%, 08/14/30 (Call 05/14/30)	343	348,392
2.40%, 05/17/22 (Call 04/17/22)	460	469,563
2.40%, 09/21/22	785	808,919
2.75%, 08/14/50 (Call 02/14/50)	347	334,265
3.00%, 11/20/25 (Call 08/20/25)	421	456,676
3.10%, 05/17/27 (Call 02/17/27)	420	458,598
3.40%, 05/06/24	830	900,923
3.70%, 09/21/42	205	231,603
4.00%, 11/20/45 (Call 05/20/45)	620	727,260
4.40%, 05/06/44	748	922,082
Organon Finance 1 LLC
4.13%, 04/30/28 (Call 04/30/24)(b)	710	728,219
5.13%, 04/30/31 (Call 04/30/26)(b)	765	793,703
Owens & Minor Inc.
4.38%, 12/15/24 (Call 09/15/24)(d)	75	77,687
4.50%, 03/31/29 (Call 03/31/24)(b)	215	217,204
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/22)(b)	180	192,258
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(b)	1,116	1,174,043
Perrigo Finance Unlimited Co.
3.15%, 06/15/30 (Call 03/15/30)	260	258,404
3.90%, 12/15/24 (Call 09/15/24)	330	353,126
4.38%, 03/15/26 (Call 12/15/25)	699	762,882
4.90%, 12/15/44 (Call 06/15/44)	385	389,173
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	572	573,207
1.70%, 05/28/30 (Call 02/28/30)	497	482,821
2.55%, 05/28/40 (Call 11/28/39)	171	164,143
2.63%, 04/01/30 (Call 01/01/30)	364	380,908

Security	Par (000)	Value

Pharmaceuticals (continued)
2.70%, 05/28/50 (Call 11/28/49)	$215	$201,049
2.75%, 06/03/26	979	1,057,721
2.95%, 03/15/24 (Call 02/15/24)	1,165	1,243,661
3.00%, 06/15/23	400	422,640
3.00%, 12/15/26	853	934,368
3.20%, 09/15/23 (Call 08/15/23)	380	405,038
3.40%, 05/15/24	220	238,999
3.45%, 03/15/29 (Call 12/15/28)	655	724,672
3.60%, 09/15/28 (Call 06/15/28)	479	536,236
3.90%, 03/15/39 (Call 09/15/38)	225	257,425
4.00%, 12/15/36	312	365,783
4.00%, 03/15/49 (Call 09/15/48)	430	499,918
4.10%, 09/15/38 (Call 03/15/38)	500	584,090
4.13%, 12/15/46	295	346,781
4.20%, 09/15/48 (Call 03/15/48)	656	781,230
4.30%, 06/15/43	268	319,976
4.40%, 05/15/44	556	673,594
5.60%, 09/15/40	170	235,882
7.20%, 03/15/39	696	1,100,578
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(b)	200	191,844
5.13%, 01/15/28 (Call 01/15/23)(b)	275	288,252
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	454	482,389
3.63%, 06/19/28 (Call 03/19/28)	330	370,979
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	815	855,946
3.20%, 09/23/26 (Call 06/23/26)	1,173	1,274,394
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	580	561,707
3.03%, 07/09/40 (Call 01/09/40)	451	438,625
3.18%, 07/09/50 (Call 01/09/50)	558	531,869
3.38%, 07/09/60 (Call 01/09/60)	330	318,707
4.40%, 11/26/23 (Call 10/26/23)	435	475,224
5.00%, 11/26/28 (Call 08/26/28)	798	948,974
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	400	401,580
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	324	348,251
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	1,000	992,700
3.15%, 10/01/26	1,040	977,454
4.10%, 10/01/46	663	570,008
6.00%, 04/15/24 (Call 01/15/24)	800	843,456
6.75%, 03/01/28 (Call 12/01/27)(d)	400	435,912
7.13%, 01/31/25 (Call 10/31/24)	900	982,800
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	861	951,517
5.25%, 06/15/46 (Call 12/15/45)	575	670,887
Viatris Inc.
1.13%, 06/22/22(b)	645	648,883
1.65%, 06/22/25 (Call 05/22/25)(b)	262	264,562
2.30%, 06/22/27 (Call 04/22/27)(b)	420	426,199
2.70%, 06/22/30 (Call 03/22/30)(b)	235	232,222
3.85%, 06/22/40 (Call 12/22/39)(b)	592	603,627
4.00%, 06/22/50 (Call 12/22/49)(b)	562	559,314
Vizient Inc., 6.25%, 05/15/27 (Call 05/15/22)(b)	60	63,665
Wyeth LLC
5.95%, 04/01/37	1,251	1,740,779
6.00%, 02/15/36	447	621,379
6.45%, 02/01/24	550	637,593

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
6.50%, 02/01/34	$458	$654,294
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	644	624,925
3.00%, 09/12/27 (Call 06/15/27)	673	722,593
3.00%, 05/15/50 (Call 11/15/49)	320	311,152
3.25%, 02/01/23 (Call 11/01/22)	725	755,290
3.90%, 08/20/28 (Call 05/20/28)	288	323,663
3.95%, 09/12/47 (Call 03/12/47)	330	370,062
4.45%, 08/20/48 (Call 02/20/48)	190	228,929
4.50%, 11/13/25 (Call 08/13/25)	405	460,461
4.70%, 02/01/43 (Call 08/01/42)	234	287,249

		204,817,561

Pipelines — 1.2%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/29(e)	600	665,718
4.60%, 11/02/47(e)	600	687,978
AI Candelaria Spain SLU, 7.50%, 12/15/28 (Call 09/15/28)(b)	500	572,550
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 09/15/21)	200	203,434
5.75%, 03/01/27 (Call 03/01/22)(b)	275	277,890
5.75%, 01/15/28 (Call 01/15/23)(b)	250	254,560
7.88%, 05/15/26 (Call 05/15/23)(b)	310	337,729
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 07/15/26 (Call 07/15/21)(b)	50	51,654
7.63%, 12/15/25 (Call 12/15/22)(b)	320	345,734
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	24	24,838
3.40%, 02/15/31 (Call 11/15/30)	235	243,554
4.45%, 07/15/27 (Call 04/15/27)	250	281,610
4.80%, 05/03/29 (Call 02/03/29)	225	254,880
4.95%, 12/15/24 (Call 09/15/24)	210	235,903
5.95%, 06/01/26 (Call 03/01/26)	298	352,248
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	380	381,775
4.13%, 03/01/25 (Call 02/01/25)(b)	200	206,072
4.13%, 12/01/27 (Call 09/01/27)	175	173,652
4.15%, 07/01/23 (Call 04/01/23)	187	193,700
4.35%, 10/15/24 (Call 07/15/24)	150	156,692
4.50%, 03/01/28 (Call 12/01/27)(b)	235	236,159
5.60%, 10/15/44 (Call 04/15/44)	130	125,356
5.85%, 11/15/43 (Call 05/15/43)	175	172,690
6.38%, 01/22/78 (Call 01/22/23)(a)	153	126,441
Cameron LNG LLC
2.90%, 07/15/31 (Call 04/15/31)(b)	540	553,711
3.30%, 01/15/35 (Call 09/15/34)(b)	559	583,400
3.40%, 01/15/38 (Call 07/15/37)(b)	125	129,141
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	265	282,532
5.13%, 06/30/27 (Call 01/01/27)	510	588,203
5.88%, 03/31/25 (Call 10/02/24)	860	985,465
7.00%, 06/30/24 (Call 01/01/24)	827	952,514
Cheniere Energy Inc., 4.63%, 10/15/28
(Call 10/15/23)(b)	760	792,406
Cheniere Energy Partners LP
4.00%, 03/01/31 (Call 03/01/26)(b)	550	559,663
4.50%, 10/01/29 (Call 10/01/24)	930	970,399
5.63%, 10/01/26 (Call 10/01/21)	455	474,337

Security	Par (000)	Value

Pipelines (continued)
CNPC Global Capital Ltd.
1.13%, 06/23/23 (Call 05/23/23)(e)	$600	$601,170
2.00%, 06/23/30 (Call 03/23/30)(e)	800	754,784
CNX Midstream Partners LP/CNX Midstream Finance Corp., 6.50%, 03/15/26 (Call 03/15/22)(b)	50	51,805
Colonial Pipeline Co.
3.75%, 10/01/25 (Call 07/01/25)(b)	50	54,710
7.63%, 04/15/32(b)	15	20,943
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	218	244,624
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	110	123,900
5.80%, 06/01/45 (Call 12/01/44)	422	531,952
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(b)	270	276,113
5.75%, 04/01/25 (Call 04/01/22)	300	307,728
6.00%, 02/01/29 (Call 02/01/24)(b)	335	346,132
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	175	182,168
4.95%, 04/01/22 (Call 01/01/22)	25	25,574
5.13%, 05/15/29 (Call 02/15/29)	540	579,420
5.38%, 07/15/25 (Call 04/15/25)	370	405,982
5.60%, 04/01/44 (Call 10/01/43)	110	113,168
5.63%, 07/15/27 (Call 04/15/27)	260	284,240
5.85%, 05/21/43 (Call 05/21/23)(a)(b)	175	159,255
6.45%, 11/03/36(b)	65	73,346
6.75%, 09/15/37(b)	200	231,712
8.13%, 08/16/30	125	162,235
Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 05/15/25 (Call 05/15/21)	126	128,011
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	560	597,397
4.15%, 09/15/29 (Call 06/15/29)	427	455,233
4.40%, 03/15/27 (Call 12/15/26)	177	193,716
4.95%, 05/15/28 (Call 02/15/28)	287	320,634
5.00%, 05/15/44 (Call 11/15/43)	494	494,509
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	260	318,471
5.88%, 10/15/25 (Call 07/15/25)	325	385,268
7.38%, 10/15/45 (Call 04/15/45)	200	297,422
Series B, 7.50%, 04/15/38	35	49,257
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	207	216,727
2.90%, 07/15/22 (Call 06/15/22)	133	136,583
3.13%, 11/15/29 (Call 08/15/29)	165	173,204
3.50%, 06/10/24 (Call 03/10/24)	130	139,411
3.70%, 07/15/27 (Call 04/15/27)	283	310,137
4.00%, 10/01/23 (Call 07/01/23)	188	201,468
4.00%, 11/15/49 (Call 05/15/49)	360	374,605
4.25%, 12/01/26 (Call 09/01/26)	362	407,912
4.50%, 06/10/44 (Call 12/10/43)	275	308,132
5.50%, 12/01/46 (Call 05/29/46)	243	307,276
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	450	473,040
3.45%, 01/15/23 (Call 10/15/22)	235	243,777
3.60%, 02/01/23 (Call 11/01/22)	559	581,550
3.75%, 05/15/30 (Call 02/15/30)	395	410,978
3.90%, 07/15/26 (Call 04/15/26)	230	248,809
4.00%, 10/01/27 (Call 07/01/27)	115	123,985

94	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.05%, 03/15/25 (Call 12/15/24)	$446	$483,152
4.20%, 04/15/27 (Call 01/15/27)	307	335,726
4.25%, 03/15/23 (Call 12/15/22)	305	321,284
4.25%, 04/01/24 (Call 01/01/24)	144	155,854
4.50%, 04/15/24 (Call 03/15/24)	585	642,505
4.75%, 01/15/26 (Call 10/15/25)	985	1,099,624
4.90%, 02/01/24 (Call 11/01/23)	123	134,481
4.90%, 03/15/35 (Call 09/15/34)	435	475,211
4.95%, 06/15/28 (Call 03/15/28)	335	377,140
4.95%, 01/15/43 (Call 07/15/42)	205	211,931
5.00%, 05/15/50 (Call 11/15/49)	628	662,904
5.15%, 02/01/43 (Call 08/01/42)	182	188,381
5.15%, 03/15/45 (Call 09/15/44)	287	304,097
5.25%, 04/15/29 (Call 01/15/29)	525	601,855
5.30%, 04/01/44 (Call 10/01/43)	15	15,901
5.30%, 04/15/47 (Call 10/15/46)	258	275,799
5.35%, 05/15/45 (Call 11/15/44)	399	430,856
5.40%, 10/01/47 (Call 04/01/47)	1,120	1,216,197
5.50%, 06/01/27 (Call 03/01/27)	247	287,123
5.88%, 01/15/24 (Call 10/15/23)	205	228,110
5.95%, 12/01/25 (Call 09/01/25)	400	469,256
5.95%, 10/01/43 (Call 04/01/43)	215	244,326
6.00%, 06/15/48 (Call 12/15/47)	290	335,771
6.05%, 06/01/41 (Call 12/01/40)	180	210,830
6.10%, 02/15/42	189	218,027
6.13%, 12/15/45 (Call 06/15/45)	564	658,577
6.25%, 04/15/49 (Call 10/15/48)	1,257	1,503,636
6.50%, 02/01/42 (Call 08/01/41)	670	815,718
6.63%, 10/15/36	67	83,431
7.50%, 07/01/38	185	247,628
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	97	112,011
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	5	5,355
Energy Transfer Partners LP/Regency Energy
Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	50	53,805
5.00%, 10/01/22 (Call 07/01/22)	98	102,803
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)	220	220,070
5.63%, 01/15/28 (Call 07/15/27)(b)	280	289,386
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	338	340,991
4.40%, 04/01/24 (Call 01/01/24)	300	307,800
4.85%, 07/15/26 (Call 04/15/26)	275	276,631
5.05%, 04/01/45 (Call 10/01/44)	100	82,379
5.45%, 06/01/47 (Call 12/01/46)	225	191,259
5.60%, 04/01/44 (Call 10/01/43)	136	118,849
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	740	763,414
3.13%, 07/31/29 (Call 04/30/29)	165	174,819
3.20%, 02/15/52 (Call 08/15/51)	403	371,566
3.35%, 03/15/23 (Call 12/15/22)	701	733,442
3.70%, 02/15/26 (Call 11/15/25)	69	76,199
3.70%, 01/31/51 (Call 07/31/50)	474	474,526
3.75%, 02/15/25 (Call 11/15/24)	696	761,688
3.90%, 02/15/24 (Call 11/15/23)	528	571,074
3.95%, 02/15/27 (Call 11/15/26)	413	462,267
3.95%, 01/31/60 (Call 07/31/59)	984	990,022
4.15%, 10/16/28 (Call 07/16/28)	872	985,273
4.20%, 01/31/50 (Call 07/31/49)	454	488,227
4.25%, 02/15/48 (Call 08/15/47)	530	572,034

Security	Par (000)	Value

Pipelines (continued)
4.45%, 02/15/43 (Call 08/15/42)	$710	$798,239
4.80%, 02/01/49 (Call 08/01/48)	498	579,956
4.85%, 08/15/42 (Call 02/15/42)	214	251,191
4.85%, 03/15/44 (Call 09/15/43)	571	666,203
4.90%, 05/15/46 (Call 11/15/45)	545	641,787
4.95%, 10/15/54 (Call 04/15/54)	248	293,905
5.10%, 02/15/45 (Call 08/15/44)	305	366,256
5.38%, 02/15/78 (Call 02/15/28)(a)	210	212,457
5.70%, 02/15/42	288	374,469
5.95%, 02/01/41	137	180,793
6.13%, 10/15/39	60	80,618
6.45%, 09/01/40	85	117,391
7.55%, 04/15/38	170	252,387
Series E, 5.25%, 08/16/77 (Call 08/16/27)(a)	220	223,725
Series H, 6.65%, 10/15/34	45	60,646
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	210	214,725
4.13%, 12/01/26 (Call 09/01/26)	225	227,599
4.50%, 01/15/29 (Call 07/15/28)(b)	320	317,840
4.75%, 07/15/23 (Call 06/15/23)	276	288,972
4.75%, 01/15/31 (Call 07/15/30)(b)	484	479,421
5.50%, 07/15/28 (Call 04/15/28)	350	371,868
6.00%, 07/01/25 (Call 04/01/25)(b)	350	382,130
6.50%, 07/01/27 (Call 01/01/27)(b)	385	424,851
6.50%, 07/15/48 (Call 01/15/48)	260	263,786
Florida Gas Transmission Co. LLC, 2.55%, 07/01/30 (Call 04/01/30)(b)	5	4,989
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(e)	200	201,080
2.16%, 03/31/34(b)	600	588,750
2.16%, 03/31/34(e)	200	196,250
2.63%, 03/31/36(e)	1,200	1,167,672
2.94%, 09/30/40(b)	800	784,592
3.25%, 09/30/40(e)	1,900	1,854,647
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 06/15/21)	104	104,000
6.25%, 05/15/26 (Call 02/15/22)	200	196,214
6.50%, 10/01/25 (Call 10/01/21)	225	225,880
7.75%, 02/01/28 (Call 02/01/23)	250	252,405
8.00%, 01/15/27 (Call 01/15/24)	360	370,908
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29 (Call 01/15/24)	130	140,659
7.00%, 08/01/27 (Call 08/01/22)	130	138,701
Gray Oak Pipeline LLC, 3.45%, 10/15/27 (Call 08/15/27)(b)	200	207,974
Gulfstream Natural Gas System LLC, 4.60%, 09/15/25 (Call 06/15/25)(b)	50	55,834
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(b)	320	345,222
Hess Midstream Operations LP
5.13%, 06/15/28 (Call 06/15/23)(b)	100	103,508
5.63%, 02/15/26 (Call 02/15/22)(b)	395	410,022
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28 (Call 02/01/23)(b)	65	67,131
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	345	360,394
3.50%, 09/01/23 (Call 06/01/23)	215	227,823
3.95%, 09/01/22 (Call 06/01/22)	473	490,804
4.15%, 02/01/24 (Call 11/01/23)	98	106,177
4.25%, 09/01/24 (Call 06/01/24)	80	88,062

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.30%, 05/01/24 (Call 02/01/24)	$18	$19,675
4.70%, 11/01/42 (Call 05/01/42)	15	16,625
5.00%, 08/15/42 (Call 02/15/42)	195	223,597
5.00%, 03/01/43 (Call 09/01/42)	75	86,096
5.40%, 09/01/44 (Call 03/01/44)	300	357,858
5.50%, 03/01/44 (Call 09/01/43)	609	737,408
5.63%, 09/01/41	265	320,520
5.80%, 03/15/35	77	95,703
6.38%, 03/01/41	140	182,790
6.50%, 02/01/37	15	19,562
6.50%, 09/01/39	90	119,097
6.55%, 09/15/40	5	6,747
6.95%, 01/15/38	402	548,839
7.30%, 08/15/33	155	212,939
7.40%, 03/15/31	104	141,658
7.50%, 11/15/40	89	125,854
7.75%, 03/15/32	58	80,377
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)	588	550,862
3.15%, 01/15/23 (Call 12/15/22)	746	777,712
3.25%, 08/01/50 (Call 02/01/50)	270	245,022
3.60%, 02/15/51 (Call 08/15/50)	85	81,313
4.30%, 06/01/25 (Call 03/01/25)	875	977,252
4.30%, 03/01/28 (Call 12/01/27)	1,020	1,148,428
5.05%, 02/15/46 (Call 08/15/45)	296	340,880
5.20%, 03/01/48 (Call 09/01/47)	755	894,720
5.30%, 12/01/34 (Call 06/01/34)	589	706,500
5.55%, 06/01/45 (Call 12/01/44)	1,110	1,352,280
5.63%, 11/15/23 (Call 08/15/23)(b)	260	288,207
7.75%, 01/15/32	396	558,550
7.80%, 08/01/31	90	125,761
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)	90	95,501
3.95%, 03/01/50 (Call 09/01/49)	340	345,974
4.20%, 10/03/47 (Call 04/03/47)	354	370,291
4.25%, 09/15/46 (Call 03/15/46)	106	112,084
4.85%, 02/01/49 (Call 08/01/48)	255	292,992
5.00%, 03/01/26 (Call 12/01/25)	260	299,965
5.15%, 10/15/43 (Call 04/15/43)	120	141,866
Midwest Connector Capital Co. LLC
3.63%, 04/01/22 (Call 03/01/22)(b)	300	304,254
3.90%, 04/01/24 (Call 03/01/24)(b)	178	185,259
4.63%, 04/01/29 (Call 01/01/29)(b)	127	131,837
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	870	876,325
2.65%, 08/15/30 (Call 05/15/30)	830	819,243
3.38%, 03/15/23 (Call 02/15/23)	393	411,907
3.50%, 12/01/22 (Call 11/01/22)	88	91,692
4.00%, 02/15/25 (Call 11/15/24)	90	98,411
4.00%, 03/15/28 (Call 12/15/27)	535	591,673
4.13%, 03/01/27 (Call 12/01/26)	1,020	1,136,372
4.25%, 12/01/27 (Call 09/01/27)	263	296,167
4.50%, 04/15/38 (Call 10/15/37)	265	291,489
4.70%, 04/15/48 (Call 10/15/47)	408	447,666
4.80%, 02/15/29 (Call 11/15/28)	342	394,316
4.88%, 12/01/24 (Call 09/01/24)	850	953,105
4.88%, 06/01/25 (Call 03/01/25)	917	1,035,082
4.90%, 04/15/58 (Call 10/15/57)	205	228,526
5.20%, 03/01/47 (Call 09/01/46)	230	270,312
5.20%, 12/01/47 (Call 06/01/47)	100	116,144

Security	Par (000)	Value

Pipelines (continued)
5.50%, 02/15/49 (Call 08/15/48)	$1,174	$1,431,364
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(b)	675	688,183
6.75%, 09/15/25 (Call 09/15/22)(b)	560	579,852
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(b)	790	830,432
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/22)	300	266,448
7.50%, 11/01/23 (Call 11/01/21)	225	219,800
7.50%, 04/15/26 (Call 04/15/22)(d)	145	129,378
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 05/15/22)(b)	240	248,587
4.88%, 08/15/27 (Call 02/15/27)(b)	235	264,316
7.77%, 12/15/37(b)	335	450,645
Northern Natural Gas Co., 3.40%, 10/16/51 (Call 04/16/51)	529	524,742
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/22)(b)	150	154,755
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	165	184,227
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	225	237,463
5.75%, 10/01/25 (Call 07/01/25)	265	285,225
6.00%, 06/01/26 (Call 03/01/26)	300	324,951
6.38%, 10/01/30 (Call 04/01/30)	160	176,176
Oasis Midstream Partners LP/OMP Finance Corp., 8.00%, 04/01/29 (Call 04/01/24)(b)	205	209,797
Oleoducto Central SA, 4.00%, 07/14/27 (Call 04/14/27)(e)	200	211,980
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	10	10,273
2.75%, 09/01/24 (Call 08/01/24)	370	389,469
3.10%, 03/15/30 (Call 12/15/29)	441	447,774
3.40%, 09/01/29 (Call 06/01/29)	420	438,060
4.00%, 07/13/27 (Call 04/13/27)	265	290,122
4.35%, 03/15/29 (Call 12/15/28)	280	308,876
4.45%, 09/01/49 (Call 03/01/49)	230	238,758
4.50%, 03/15/50 (Call 09/15/49)	370	385,388
4.55%, 07/15/28 (Call 04/15/28)	348	388,278
4.95%, 07/13/47 (Call 01/06/47)	373	410,054
5.20%, 07/15/48 (Call 01/15/48)	278	317,807
5.85%, 01/15/26 (Call 12/15/25)	153	180,502
6.00%, 06/15/35	70	83,782
6.35%, 01/15/31 (Call 10/15/30)	260	328,271
7.15%, 01/15/51 (Call 07/15/50)	130	178,530
7.50%, 09/01/23 (Call 06/01/23)	125	142,179
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	466	481,178
4.90%, 03/15/25 (Call 12/15/24)	305	341,210
5.00%, 09/15/23 (Call 06/15/23)	100	108,614
6.13%, 02/01/41 (Call 08/01/40)	272	331,764
6.20%, 09/15/43 (Call 03/15/43)	280	348,762
6.65%, 10/01/36	190	245,185
6.85%, 10/15/37	115	149,949
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 05/15/21)	150	149,921
Peru LNG Srl, 5.38%, 03/22/30(e)	200	166,854
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	751	782,302
3.15%, 12/15/29 (Call 09/15/29)	414	424,462

96	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
3.55%, 10/01/26 (Call 07/01/26)	$496	$537,624
3.75%, 03/01/28 (Call 12/01/27)	417	449,347
4.68%, 02/15/45 (Call 08/15/44)	35	38,085
4.90%, 10/01/46 (Call 04/01/46)	100	112,617
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	10	10,272
3.55%, 12/15/29 (Call 09/15/29)	340	345,046
3.60%, 11/01/24 (Call 08/01/24)	495	527,215
3.65%, 06/01/22 (Call 03/01/22)	319	326,123
3.80%, 09/15/30 (Call 06/15/30)	346	356,269
3.85%, 10/15/23 (Call 07/15/23)	55	58,249
4.30%, 01/31/43 (Call 07/31/42)	520	483,631
4.50%, 12/15/26 (Call 09/15/26)	290	320,899
4.65%, 10/15/25 (Call 07/15/25)	360	399,092
4.70%, 06/15/44 (Call 12/15/43)	235	226,176
4.90%, 02/15/45 (Call 08/15/44)	215	213,536
5.15%, 06/01/42 (Call 12/01/41)	404	414,330
6.65%, 01/15/37	450	534,825
Rattler Midstream LP, 5.63%, 07/15/25 (Call 07/15/22)(b)	215	226,244
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(b)	240	238,872
4.80%, 05/15/30 (Call 02/15/30)(b)	150	148,406
4.95%, 07/15/29 (Call 04/15/29)(b)	245	250,184
6.88%, 04/15/40(b)	205	220,857
7.50%, 07/15/38(b)	75	83,458
Sabal Trail Transmission LLC
4.25%, 05/01/28 (Call 02/01/28)(b)	93	104,230
4.68%, 05/01/38 (Call 11/01/37)(b)	160	185,358
4.83%, 05/01/48 (Call 11/01/47)(b)	53	62,366
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	578	639,846
4.50%, 05/15/30 (Call 11/15/29)	360	405,760
5.00%, 03/15/27 (Call 09/15/26)	1,042	1,197,644
5.63%, 04/15/23 (Call 01/15/23)	524	566,916
5.63%, 03/01/25 (Call 12/01/24)	693	794,836
5.75%, 05/15/24 (Call 02/15/24)	259	292,484
5.88%, 06/30/26 (Call 12/31/25)	609	720,825
Southern Gas Corridor CJSC, 6.88%, 03/24/26(e)	1,150	1,381,667
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	108	116,703
3.50%, 03/15/25 (Call 12/15/24)	100	107,975
4.50%, 03/15/45 (Call 09/15/44)	424	474,838
4.75%, 03/15/24 (Call 12/15/23)	25	27,622
5.95%, 09/25/43 (Call 03/25/43)	195	252,271
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, 04/15/25 (Call 04/15/22)	200	170,006
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 09/15/21)(b)	66	67,424
5.50%, 01/15/28 (Call 01/15/23)(b)	180	178,589
6.00%, 03/01/27 (Call 03/01/23)(b)	475	482,120
6.00%, 12/31/30 (Call 12/31/25)(b)	320	321,165
7.50%, 10/01/25 (Call 10/01/22)(b)	245	267,366
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)(b)	405	397,844
4.25%, 11/15/23 (Call 05/15/21)	100	100,119
4.88%, 02/01/31 (Call 02/01/26)(b)	440	460,482
5.00%, 01/15/28 (Call 01/15/23)	305	321,016

Security	Par (000)	Value

Pipelines (continued)
5.38%, 02/01/27 (Call 02/01/22)	$180	$187,432
5.50%, 03/01/30 (Call 03/01/25)	385	416,662
5.88%, 04/15/26 (Call 04/15/22)	348	364,443
6.50%, 07/15/27 (Call 07/15/22)	275	299,238
6.88%, 01/15/29 (Call 01/15/24)	325	364,348
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	92	101,280
4.38%, 03/13/25 (Call 12/13/24)	80	88,484
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 (Call 12/01/29)(b)	210	213,364
7.00%, 10/15/28	25	31,986
7.63%, 04/01/37	50	69,284
Texas Eastern Transmission LP
2.80%, 10/15/22 (Call 07/15/22)(b)	200	205,068
3.50%, 01/15/28 (Call 10/15/27)(b)	13	13,925
4.15%, 01/15/48 (Call 07/15/47)(b)	361	379,407
TransCanada PipeLines Ltd.
2.50%, 08/01/22	505	518,691
3.75%, 10/16/23 (Call 07/16/23)	350	374,195
4.10%, 04/15/30 (Call 01/15/30)	220	246,904
4.25%, 05/15/28 (Call 02/15/28)	507	573,240
4.63%, 03/01/34 (Call 12/01/33)	718	824,185
4.75%, 05/15/38 (Call 11/15/37)	205	237,072
4.88%, 01/15/26 (Call 10/15/25)	420	484,226
4.88%, 05/15/48 (Call 11/15/47)	160	192,645
5.00%, 10/16/43 (Call 04/16/43)	604	716,302
5.10%, 03/15/49 (Call 09/15/48)	661	827,070
5.60%, 03/31/34	59	72,782
5.85%, 03/15/36	625	803,725
6.20%, 10/15/37	385	508,077
7.25%, 08/15/38	155	226,295
7.63%, 01/15/39	746	1,123,491
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	365	385,805
3.95%, 05/15/50 (Call 11/15/49)	250	262,822
4.00%, 03/15/28 (Call 12/15/27)	316	352,365
4.45%, 08/01/42 (Call 02/01/42)	111	124,074
4.60%, 03/15/48 (Call 09/15/47)	110	127,725
5.40%, 08/15/41 (Call 02/15/41)	155	189,540
7.85%, 02/01/26 (Call 11/01/25)	273	347,884
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26 (Call 02/15/22)	25	25,188
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(e)	400	428,504
Transportadora de Gas del Sur SA, 6.75%, 05/02/25 (Call 05/02/22)(e)	150	130,040
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(e)	600	673,938
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	405	456,880
4.50%, 03/15/28 (Call 12/15/27)	275	307,037
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	350	365,302
4.00%, 07/01/22 (Call 04/01/22)	200	204,652
4.35%, 02/01/25 (Call 01/01/25)	405	428,296
4.50%, 03/01/28 (Call 12/01/27)	330	351,909
4.65%, 07/01/26 (Call 04/01/26)	229	245,428
4.75%, 08/15/28 (Call 05/15/28)	200	215,376
5.30%, 02/01/30 (Call 11/01/29)	487	531,156
5.30%, 03/01/48 (Call 09/01/47)	275	283,066

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.45%, 04/01/44 (Call 10/01/43)	$320	$337,053
5.50%, 08/15/48 (Call 02/15/48)	140	144,018
6.50%, 02/01/50 (Call 08/01/49)	400	452,332
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	362	372,303
3.50%, 11/15/30 (Call 08/15/30)	902	965,005
3.70%, 01/15/23 (Call 10/15/22)	451	471,322
3.75%, 06/15/27 (Call 03/15/27)	431	474,703
3.90%, 01/15/25 (Call 10/15/24)	315	343,967
4.00%, 09/15/25 (Call 06/15/25)	360	398,704
4.30%, 03/04/24 (Call 12/04/23)	470	512,549
4.50%, 11/15/23 (Call 08/15/23)	86	93,593
4.55%, 06/24/24 (Call 03/24/24)	535	590,736
4.85%, 03/01/48 (Call 09/01/47)	525	595,607
4.90%, 01/15/45 (Call 07/15/44)	248	279,181
5.10%, 09/15/45 (Call 03/15/45)	479	555,793
5.40%, 03/04/44 (Call 09/04/43)	327	390,922
5.75%, 06/24/44 (Call 12/24/43)	305	378,923
5.80%, 11/15/43 (Call 05/15/43)	264	328,464
6.30%, 04/15/40	365	477,121
8.75%, 03/15/32	75	112,273
Series A, 7.50%, 01/15/31	54	72,380

		145,419,711

Private Equity — 0.0%
Apollo Management Holdings LP
2.65%, 06/05/30 (Call 03/05/30)(b)	525	523,110
4.40%, 05/27/26 (Call 02/27/26)(b)	155	176,030
4.87%, 02/15/29 (Call 11/15/28)(b)	130	150,358
5.00%, 03/15/48 (Call 09/15/47)(b)	75	87,947
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	175	191,550
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(b)	100	130,569
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(b)	145	153,087
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	5	6,294
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(b)	290	363,280
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(b)	450	501,300
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50 (Call 08/25/49)(b)	410	422,362
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(b)	315	318,808

		3,024,695

Real Estate — 0.5%
Agile Group Holdings Ltd.
5.75%, 01/02/25 (Call 01/02/23)(e)	600	606,888
7.88%, (Call 07/31/24)(a)(e)(g)	600	610,950
8.38%, (Call 12/04/23)(a)(e)(g)	600	623,226
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29(e)	400	431,968
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(e)	600	619,650
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	500	490,845
4.88%, 03/01/26 (Call 12/01/25)	761	882,608
Central Plaza Development Ltd., 3.85%, 07/14/25(e)	600	578,466
China Evergrande Group
7.50%, 06/28/23 (Call 06/28/21)(e)	400	350,728
8.75%, 06/28/25 (Call 06/28/21)(e)	1,711	1,394,636

Security	Par (000)	Value

Real Estate (continued)
9.50%, 03/29/24 (Call 03/29/22)(e)	$400	$347,460
10.00%, 04/11/23 (Call 04/11/22)(e)	200	185,490
10.50%, 04/11/24 (Call 04/11/22)(e)	400	358,756
11.50%, 01/22/23(e)	600	577,434
12.00%, 01/22/24 (Call 01/22/22)(e)	400	374,832
China Overseas Finance Cayman III Ltd., 5.38%, 10/29/23(e)	600	657,192
China Overseas Finance Cayman VI Ltd., 5.95%, 05/08/24(e)	200	225,470
China Overseas Finance Cayman VII Ltd.
4.25%, 04/26/23(e)	200	210,958
4.75%, 04/26/28(e)	400	445,936
China Overseas Finance Cayman VIII Ltd.
2.38%, 03/02/25(e)	400	403,396
2.75%, 03/02/30(e)	200	194,856
3.45%, 07/15/29(e)	250	257,338
China Resources Land Ltd.
3.75%, (Call 12/09/24)(a)(e)(g)	400	413,836
3.75%, 08/26/24(e)	400	428,352
China SCE Group Holdings Ltd.
7.00%, 05/02/25 (Call 05/02/23)(e)	400	404,992
7.25%, 04/19/23 (Call 07/19/21)(e)	400	413,516
7.38%, 04/09/24 (Call 04/09/22)(e)	400	416,644
Chouzhou International Investment Ltd., 3.15%, 08/11/23(e)	200	200,016
CIFI Holdings Group Co. Ltd.
6.00%, 07/16/25 (Call 01/14/23)(e)	200	211,662
6.45%, 11/07/24 (Call 11/07/22)(e)	400	424,128
6.55%, 03/28/24 (Call 03/28/22)(e)	200	210,572
Country Garden Holdings Co. Ltd.
3.13%, 10/22/25 (Call 09/22/25)(e)	200	201,186
3.30%, 01/12/31 (Call 10/12/30)(e)	400	379,864
3.88%, 10/22/30 (Call 07/22/30)(e)	200	196,240
4.20%, 02/06/26 (Call 02/06/24)(e)	800	834,376
4.75%, 07/25/22 (Call 07/25/21)(e)	200	203,378
4.75%, 01/17/23 (Call 01/17/22)(e)	250	255,358
4.75%, 09/28/23 (Call 09/28/21)(e)	400	407,884
4.80%, 08/06/30 (Call 08/06/25)(e)	400	418,024
5.13%, 01/17/25 (Call 01/17/22)(e)	200	207,566
5.40%, 05/27/25 (Call 05/27/23)(e)	400	429,084
5.63%, 01/14/30 (Call 01/14/25)(e)	200	216,584
6.15%, 09/17/25 (Call 09/17/23)(e)	400	440,032
6.50%, 04/08/24 (Call 04/08/22)(e)	600	637,368
7.25%, 04/08/26 (Call 04/08/23)(e)	600	664,656
8.00%, 01/27/24 (Call 09/27/21)(e)	1,100	1,164,691
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/18/23)(b)	340	364,086
Dar Al-Arkan Sukuk Co. Ltd.
6.75%, 02/15/25(e)	1,000	1,037,980
6.88%, 03/21/23(e)	200	210,780
DIFC Sukuk Ltd., 4.33%, 11/12/24(e)	200	215,022
Easy Tactic Ltd.
8.13%, 02/27/23 (Call 02/27/22)(e)	200	194,168
11.75%, 08/02/23(e)	200	207,444
Elect Global Investments Ltd., 4.10%, (Call 06/03/25)(a)(e)(g)	400	405,444
Emaar Sukuk Ltd.
3.64%, 09/15/26(e)	400	411,732
3.88%, 09/17/29(e)	400	406,396
EMG SUKUK Ltd., 4.56%, 06/18/24(e)	400	431,060

98	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
Esic Sukuk Ltd., 3.94%, 07/30/24(e)	$400	$418,964
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/15/21)(b)	200	211,500
Franshion Brilliant Ltd.
4.00%, (Call 01/03/23)(a)(e)(g)	200	199,964
4.25%, 07/23/29(e)	400	393,816
GLP Pte Ltd., 3.88%, 06/04/25(e)	400	419,024
Goodman HK Finance, 3.00%, 07/22/30 (Call 04/22/30)(e)	635	635,025
Greenland Global Investment Ltd.
5.88%, 07/03/24(e)	450	384,061
6.75%, 09/26/23(e)	400	350,972
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 12/01/21)(b)	136	140,319
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 4.63%, 01/16/24(e)	400	437,448
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)	300	297,003
4.38%, 02/01/31 (Call 02/01/26)(b)	270	267,872
5.38%, 08/01/28 (Call 08/01/23)(b)	435	460,056
Hunt Cos. Inc., 5.25%, 04/15/29 (Call 04/15/24)	300	287,217
Hysan MTN Ltd., 2.88%, 06/02/27 (Call 03/02/27)(e)	400	420,744
Kaisa Group Holdings Ltd.
8.50%, 06/30/22 (Call 06/30/21)(e)	200	204,552
9.38%, 06/30/24 (Call 06/30/21)(e)	800	794,960
9.75%, 09/28/23 (Call 09/28/22)(e)	400	410,364
9.95%, 07/23/25 (Call 01/23/23)(e)	400	384,488
10.50%, 01/15/25 (Call 01/15/23)(e)	400	397,772
10.88%, 07/23/23 (Call 07/23/21)(e)	200	208,986
11.25%, 04/16/25 (Call 04/16/23)(e)	400	404,840
11.50%, 01/30/23 (Call 05/30/21)(e)	200	207,026
11.95%, 11/12/23 (Call 11/12/21)(e)	800	846,552
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	240	247,910
5.00%, 03/01/31 (Call 03/01/26)	430	444,861
KWG Group Holdings Ltd.
5.88%, 11/10/24 (Call 11/10/21)(e)	200	204,102
7.88%, 09/01/23 (Call 09/01/21)(e)	600	620,244
Leading Affluence Ltd., 4.50%, 01/24/23(e)	250	261,370
Longfor Group Holdings Ltd., 3.95%, 09/16/29(e)	600	632,208
MAF Global Securities Ltd.
4.75%, 05/07/24(e)	200	218,588
5.50%, (Call 09/07/22)(a)(e)(g)	200	206,278
MAF Sukuk Ltd.
3.93%, 02/28/30(e)	200	215,150
4.50%, 11/03/25(e)	200	221,102
4.64%, 05/14/29(e)	200	224,278
Mitsui Fudosan Co. Ltd., 2.95%, 01/23/23 (Call 12/23/22)(b)	200	207,390
Nan Fung Treasury Ltd.
3.63%, 08/27/30(e)	200	200,064
5.00%, 09/05/28(e)	200	220,270
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	225	245,801
Ontario Teachers’ Cadillac Fairview Properties Trust
3.88%, 03/20/27 (Call 12/20/26)(b)	1,200	1,325,388
4.13%, 02/01/29 (Call 11/01/28)(b)	236	265,139
Panther Ventures Ltd., 3.80%, (Call 09/17/23)(e)(g)	200	198,172
Poly Developments and Holdings Group Co. Ltd.
3.95%, 02/05/23(e)	200	207,220
4.75%, 09/17/23(e)	200	213,236

Security	Par (000)	Value

Real Estate (continued)
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(b)	$300	$311,919
5.75%, 01/15/29 (Call 01/15/24)(b)	390	404,508
7.63%, 06/15/25 (Call 06/15/22)(b)	245	267,569
9.38%, 04/01/27 (Call 04/01/22)(b)	100	111,972
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26 (Call 01/12/24)(e)	200	201,400
Ronshine China Holdings Ltd., 8.75%, 10/25/22 (Call 05/31/21)(e)	400	403,656
Scenery Journey Ltd.
11.50%, 10/24/22 (Call 07/24/22)(e)	800	761,576
12.00%, 10/24/23 (Call 10/24/21)(e)	1,000	929,420
13.75%, 11/06/23 (Call 11/06/21)(e)	200	190,836
Shimao Group Holdings Ltd.
4.60%, 07/13/30 (Call 07/13/25)(e)	1,000	1,053,870
5.60%, 07/15/26 (Call 07/15/23)(e)	400	432,448
6.13%, 02/21/24 (Call 02/21/22)(e)	600	627,708
Shui On Development Holding Ltd.
6.15%, 08/24/24 (Call 08/24/22)(e)	400	416,376
6.40%, (Call 06/15/22)(a)(e)(g)	300	303,693
Sinochem Offshore Capital Co. Ltd., 3.12%, 05/24/22(e)	200	203,710
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(b)	300	393,009
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24(e)	200	220,062
Sino-Ocean Land Treasure IV Ltd.
4.75%, 08/05/29 (Call 05/05/29)(e)	250	253,360
4.75%, 01/14/30 (Call 10/14/29)(e)	400	404,320
Sun Hung Kai Properties Capital Market Ltd.
2.75%, 05/13/30 (Call 02/13/30)(e)	400	404,316
2.88%, 01/21/30(e)	600	613,956
3.63%, 01/16/23(e)	400	417,648
Sunac China Holdings Ltd.
5.95%, 04/26/24 (Call 01/26/23)(e)	400	405,700
6.50%, 07/09/23 (Call 07/09/22)(e)	200	205,440
6.50%, 01/10/25 (Call 01/10/23)(e)	200	203,474
6.50%, 01/26/26 (Call 01/26/24)(e)	1,000	1,007,530
6.65%, 08/03/24 (Call 08/03/22)(e)	400	411,916
7.00%, 07/09/25 (Call 07/09/23)(e)	400	410,788
7.95%, 08/08/22 (Call 08/08/21)(e)	200	206,342
7.95%, 10/11/23 (Call 10/11/21)(e)	200	211,196
8.35%, 04/19/23 (Call 04/19/22)(e)	400	417,640
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(e)	600	647,466
Times China Holdings Ltd., 6.75%, 07/08/25 (Call 07/08/23)(e)	400	408,332
Vanke Real Estate Hong Kong Co. Ltd.
1.74%, 05/25/23, (3 mo. LIBOR US + 1.550%)(a)(e)	600	601,548
3.50%, 11/12/29(e)	200	203,568
3.98%, 11/09/27(e)	1,000	1,067,400
4.20%, 06/07/24(e)	200	215,066
5.35%, 03/11/24(e)	600	661,608
Wanda Group Overseas Ltd., 7.50%, 07/24/22(e)	300	286,518
Wanda Properties International Co. Ltd., 7.25%, 01/29/24(e)	200	197,698
WeWork Companies Inc., 7.88%, 05/01/25(b)	125	121,235
Wharf REIC Finance BVI Ltd.
2.88%, 05/07/30(e)	200	200,186
3.50%, 01/17/28(e)	250	260,243

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
Yuzhou Group Holdings Co. Ltd.
6.00%, 10/25/23 (Call 10/25/21)(e)	$200	$181,246
7.38%, 01/13/26 (Call 01/13/24)(e)	500	420,915
8.30%, 05/27/25 (Call 11/27/22)(e)	800	711,136
8.50%, 02/04/23 (Call 02/04/22)(e)	200	195,324
8.50%, 02/26/24 (Call 02/26/22)(e)	200	186,650

		59,628,997

Real Estate Investment Trusts — 1.1%
Agree LP, 2.90%, 10/01/30 (Call 07/01/30)	75	76,988
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	540	498,118
2.00%, 05/18/32 (Call 02/18/32)	390	370,379
2.75%, 12/15/29 (Call 09/15/29)	175	180,421
3.00%, 05/18/51 (Call 11/18/50)	385	360,976
3.38%, 08/15/31 (Call 05/15/31)	320	343,667
3.45%, 04/30/25 (Call 02/28/25)	650	708,038
3.80%, 04/15/26 (Call 02/15/26)	865	960,063
3.95%, 01/15/27 (Call 10/15/26)	600	671,358
3.95%, 01/15/28 (Call 10/15/27)	10	11,201
4.00%, 02/01/50 (Call 08/01/49)	260	285,818
4.30%, 01/15/26 (Call 10/15/25)	168	189,225
4.50%, 07/30/29 (Call 04/30/29)	344	398,173
4.70%, 07/01/30 (Call 04/01/30)	26	30,446
4.85%, 04/15/49 (Call 10/15/48)	25	30,536
4.90%, 12/15/30 (Call 09/15/30)	155	186,432
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	475	476,501
American Campus Communities Operating Partnership LP
2.85%, 02/01/30 (Call 11/01/29)	405	411,006
3.30%, 07/15/26 (Call 05/15/26)	180	194,085
3.63%, 11/15/27 (Call 08/15/27)	105	114,846
3.75%, 04/15/23 (Call 01/15/23)	5	5,268
3.88%, 01/30/31 (Call 10/30/30)	105	114,832
4.13%, 07/01/24 (Call 04/01/24)	22	24,048
American Homes 4 Rent LP
4.25%, 02/15/28 (Call 11/15/27)	185	205,703
4.90%, 02/15/29 (Call 11/15/28)	95	109,237
American Tower Corp.
0.60%, 01/15/24	690	689,041
1.30%, 09/15/25 (Call 08/15/25)	200	200,400
1.50%, 01/31/28 (Call 11/30/27)	290	280,494
1.60%, 04/15/26 (Call 03/15/26)	425	427,418
1.88%, 10/15/30 (Call 07/15/30)	360	340,549
2.10%, 06/15/30 (Call 03/15/30)	335	322,561
2.40%, 03/15/25 (Call 02/15/25)	595	622,191
2.70%, 04/15/31 (Call 01/15/31)	500	505,545
2.75%, 01/15/27 (Call 11/15/26)	534	560,850
2.90%, 01/15/30 (Call 10/15/29)	362	372,940
2.95%, 01/15/25 (Call 12/15/24)	255	271,287
2.95%, 01/15/51 (Call 07/15/50)	525	478,564
3.00%, 06/15/23	395	414,959
3.10%, 06/15/50 (Call 12/15/49)	260	242,453
3.13%, 01/15/27 (Call 10/15/26)	485	517,597
3.38%, 05/15/24 (Call 04/15/24)	210	225,328
3.38%, 10/15/26 (Call 07/15/26)	259	281,512
3.50%, 01/31/23	569	599,060
3.55%, 07/15/27 (Call 04/15/27)	379	413,466
3.60%, 01/15/28 (Call 10/15/27)	285	311,360
3.70%, 10/15/49 (Call 04/15/49)	256	264,333

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.80%, 08/15/29 (Call 05/15/29)	$780	$857,727
3.95%, 03/15/29 (Call 12/15/28)	167	185,273
4.00%, 06/01/25 (Call 03/01/25)	488	539,504
4.40%, 02/15/26 (Call 11/15/25)	280	316,221
5.00%, 02/15/24	230	256,038
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	62	61,960
2.45%, 01/15/31 (Call 10/15/30)	530	532,666
2.90%, 10/15/26 (Call 07/15/26)	241	258,015
2.95%, 09/15/22 (Call 06/15/22)	75	77,180
2.95%, 05/11/26 (Call 02/11/26)	165	177,589
3.20%, 01/15/28 (Call 10/15/27)	28	29,927
3.30%, 06/01/29 (Call 03/01/29)	192	206,114
3.35%, 05/15/27 (Call 02/15/27)	99	108,069
3.45%, 06/01/25 (Call 03/03/25)	124	135,367
3.50%, 11/15/24 (Call 08/15/24)	5	5,437
3.90%, 10/15/46 (Call 04/15/46)	245	273,528
4.15%, 07/01/47 (Call 01/01/47)	200	231,352
4.20%, 12/15/23 (Call 09/16/23)	70	76,139
4.35%, 04/15/48 (Call 10/15/47)	113	135,706
Boston Properties LP
2.55%, 04/01/32 (Call 01/01/32)	575	556,243
2.75%, 10/01/26 (Call 07/01/26)	670	712,947
2.90%, 03/15/30 (Call 12/15/29)	201	204,725
3.13%, 09/01/23 (Call 06/01/23)	306	321,536
3.20%, 01/15/25 (Call 10/15/24)	270	289,386
3.25%, 01/30/31 (Call 10/30/30)	580	607,063
3.40%, 06/21/29 (Call 03/21/29)	630	673,583
3.65%, 02/01/26 (Call 11/03/25)	997	1,101,605
3.80%, 02/01/24 (Call 11/01/23)	424	456,563
3.85%, 02/01/23 (Call 11/01/22)	653	684,860
4.50%, 12/01/28 (Call 09/01/28)	490	563,123
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	185	200,370
4.10%, 10/01/24 (Call 07/01/24)	50	54,068
4.55%, 10/01/29 (Call 07/01/29)	87	94,857
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	200	198,250
3.25%, 09/15/23 (Call 07/15/23)	25	26,419
3.65%, 06/15/24 (Call 04/15/24)	150	161,983
3.85%, 02/01/25 (Call 11/01/24)	60	65,219
3.90%, 03/15/27 (Call 12/15/26)	285	312,742
4.05%, 07/01/30 (Call 04/01/30)	472	518,558
4.13%, 06/15/26 (Call 03/15/26)	175	195,468
4.13%, 05/15/29 (Call 02/15/29)	160	176,138
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(b)	415	433,604
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	592	612,625
3.15%, 07/01/29 (Call 04/01/29)	270	287,515
3.35%, 11/01/49 (Call 05/01/49)	145	151,425
4.10%, 10/15/28 (Call 07/15/28)	42	47,381
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	503	535,006
Champion MTN Ltd., 2.95%, 06/15/30(e)	200	197,772
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29 (Call 04/18/29)(e)	400	442,088
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	140	145,811

100	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Corporate Office Properties LP
2.25%, 03/15/26 (Call 02/15/26)	$15	$15,392
5.00%, 07/01/25 (Call 04/01/25)	190	214,274
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	1,500	1,462,020
1.35%, 07/15/25 (Call 06/15/25)	240	241,344
2.10%, 04/01/31 (Call 01/01/31)	1,325	1,263,334
2.25%, 01/15/31 (Call 10/15/30)	162	156,701
2.90%, 04/01/41 (Call 10/01/40)	1,000	931,040
3.10%, 11/15/29 (Call 08/15/29)	122	127,617
3.15%, 07/15/23 (Call 06/15/23)	295	311,086
3.20%, 09/01/24 (Call 07/01/24)	396	424,445
3.25%, 01/15/51 (Call 07/15/50)	253	239,852
3.30%, 07/01/30 (Call 04/01/30)	167	176,936
3.65%, 09/01/27 (Call 06/01/27)	196	215,241
3.70%, 06/15/26 (Call 03/15/26)	354	389,520
3.80%, 02/15/28 (Call 11/15/27)	455	499,331
4.00%, 03/01/27 (Call 12/01/26)	222	247,375
4.00%, 11/15/49 (Call 05/15/49)	304	321,234
4.15%, 07/01/50 (Call 01/01/50)	25	27,151
4.30%, 02/15/29 (Call 11/15/28)	292	330,156
4.45%, 02/15/26 (Call 11/15/25)	334	377,637
4.75%, 05/15/47 (Call 11/15/46)	322	377,648
5.20%, 02/15/49 (Call 08/15/48)	294	365,686
CTR Partnership LP/CareTrust Capital Corp., 5.25%, 06/01/25 (Call 06/01/21)	93	95,670
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	50	47,423
3.00%, 02/15/30 (Call 11/15/29)	25	25,684
3.13%, 09/01/26 (Call 06/01/26)	250	267,185
4.00%, 11/15/25 (Call 08/15/25)	450	497,043
4.38%, 12/15/23 (Call 09/15/23)	5	5,431
4.38%, 02/15/29 (Call 11/15/28)	50	56,324
CyrusOne LP/CyrusOne Finance Corp.
2.15%, 11/01/30 (Call 08/01/30)	420	393,536
2.90%, 11/15/24 (Call 10/15/24)	490	518,582
3.45%, 11/15/29 (Call 08/15/29)	600	627,822
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	864	948,551
3.70%, 08/15/27 (Call 05/15/27)	585	648,315
4.45%, 07/15/28 (Call 04/15/28)	138	158,238
4.75%, 10/01/25 (Call 07/01/25)	184	209,697
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)	230	222,463
4.75%, 05/01/24 (Call 11/01/23)	200	206,580
4.75%, 02/15/28 (Call 08/15/27)	210	211,264
9.75%, 06/15/25 (Call 06/15/22)	425	477,071
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	480	453,514
1.75%, 02/01/31 (Call 11/01/30)	605	570,733
2.88%, 11/15/29 (Call 08/15/29)	355	367,787
3.05%, 03/01/50 (Call 09/01/49)	55	51,676
3.38%, 12/15/27 (Call 09/15/27)	240	262,608
4.00%, 09/15/28 (Call 06/15/28)	157	175,724
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	205	200,086
4.50%, 04/01/25 (Call 01/01/25)	250	262,780
4.50%, 06/01/27 (Call 03/01/27)	190	195,263
4.75%, 12/15/26 (Call 09/15/26)	230	241,597
4.95%, 04/15/28 (Call 01/15/28)	190	198,178

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.25%, 07/15/23 (Call 04/15/23)	$125	$130,370
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	614	606,067
1.25%, 07/15/25 (Call 06/15/25)	65	64,901
1.55%, 03/15/28 (Call 01/15/28)	470	453,442
1.80%, 07/15/27 (Call 05/15/27)	300	297,702
2.15%, 07/15/30 (Call 04/15/30)	513	493,665
2.63%, 11/18/24 (Call 10/18/24)	126	132,962
2.90%, 11/18/26 (Call 09/18/26)	566	601,715
2.95%, 09/15/51 (Call 03/15/51)	365	333,216
3.00%, 07/15/50 (Call 01/15/50)	335	306,488
3.20%, 11/18/29 (Call 08/18/29)	294	310,279
5.38%, 05/15/27 (Call 05/15/22)	403	433,007
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	180	182,695
2.85%, 11/01/26 (Call 08/01/26)	264	282,060
3.00%, 04/15/23 (Call 01/15/23)	45	47,000
3.00%, 07/01/29 (Call 04/01/29)	305	321,580
3.25%, 08/01/27 (Call 05/01/27)	50	54,208
3.50%, 03/01/28 (Call 12/01/27)	80	87,050
4.00%, 08/01/47 (Call 02/01/47)	233	262,703
4.15%, 12/01/28 (Call 09/01/28)	515	582,661
4.50%, 07/01/44 (Call 01/01/44)	230	278,622
4.50%, 06/01/45 (Call 12/01/44)	125	150,264
ESH Hospitality Inc.
4.63%, 10/01/27 (Call 10/01/22)(b)	350	371,000
5.25%, 05/01/25 (Call 05/01/21)(b)	420	428,471
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	405	372,219
1.70%, 03/01/28 (Call 01/01/28)	50	48,618
2.65%, 03/15/32 (Call 12/15/31)	404	403,964
2.65%, 09/01/50 (Call 03/01/50)	245	209,130
3.00%, 01/15/30 (Call 10/15/29)	200	206,972
3.25%, 05/01/23 (Call 02/01/23)	135	141,226
3.38%, 04/15/26 (Call 01/15/26)	160	173,858
3.50%, 04/01/25 (Call 01/01/25)	52	56,338
3.63%, 05/01/27 (Call 02/01/27)	5	5,501
3.88%, 05/01/24 (Call 02/01/24)	285	308,681
4.00%, 03/01/29 (Call 12/01/28)	225	250,729
4.50%, 03/15/48 (Call 09/15/47)	90	105,047
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	185	184,367
3.20%, 06/15/29 (Call 03/15/29)	105	110,383
3.25%, 07/15/27 (Call 04/15/27)	145	154,973
3.50%, 06/01/30 (Call 03/01/30)	635	678,751
3.95%, 01/15/24 (Call 10/15/23)	40	43,166
4.50%, 12/01/44 (Call 06/01/44)	271	311,368
Felcor Lodging LP, 6.00%, 06/01/25 (Call 06/01/21)	175	179,027
GEO Group Inc. (The)
5.13%, 04/01/23 (Call 06/01/21)	150	137,027
5.88%, 10/15/24 (Call 10/15/21)(d)	50	40,204
6.00%, 04/15/26 (Call 04/15/22)(d)	175	120,710
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(b)	230	227,424
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 06/03/24)	125	132,389
4.00%, 01/15/30 (Call 10/17/29)	220	233,114
4.00%, 01/15/31 (Call 10/15/30)	355	374,713
5.25%, 06/01/25 (Call 03/01/25)	317	357,738
5.30%, 01/15/29 (Call 10/15/28)	305	348,408

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.38%, 11/01/23 (Call 08/01/23)	$100	$109,793
5.38%, 04/15/26 (Call 01/15/26)	675	763,992
5.75%, 06/01/28 (Call 03/03/28)	410	479,241
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(b)	442	471,645
HAT Holdings I LLC/HAT Holdings II LLC
3.75%, 09/15/30(b)	175	167,914
5.25%, 07/15/24 (Call 07/15/21)(b)	100	103,369
6.00%, 04/15/25 (Call 04/15/22)(b)	260	275,382
Healthcare Realty Trust Inc.
2.05%, 03/15/31 (Call 12/15/30)	520	494,894
3.63%, 01/15/28 (Call 10/15/27)	55	59,643
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	573	541,227
3.10%, 02/15/30 (Call 11/15/29)	105	109,673
3.50%, 08/01/26 (Call 05/01/26)	593	653,747
3.75%, 07/01/27 (Call 04/01/27)	140	156,143
Healthpeak Properties Inc.
2.88%, 01/15/31 (Call 10/15/30)	80	82,907
3.00%, 01/15/30 (Call 10/15/29)	175	182,849
3.25%, 07/15/26 (Call 05/15/26)	339	369,191
3.40%, 02/01/25 (Call 11/01/24)	125	135,000
3.50%, 07/15/29 (Call 04/15/29)	385	419,973
4.00%, 06/01/25 (Call 03/01/25)	150	166,513
6.75%, 02/01/41 (Call 08/01/40)	150	215,566
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	150	148,188
3.05%, 02/15/30 (Call 11/15/29)	320	329,494
4.13%, 03/15/28 (Call 12/15/27)	50	54,835
4.20%, 04/15/29 (Call 01/15/29)	160	176,384
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	120	128,090
Series D, 3.75%, 10/15/23 (Call 07/15/23)	14	14,822
Series E, 4.00%, 06/15/25 (Call 03/15/25)	315	338,417
Series F, 4.50%, 02/01/26 (Call 11/01/25)	434	475,621
Series H, 3.38%, 12/15/29 (Call 09/16/29)	180	182,761
Series I, 3.50%, 09/15/30 (Call 06/15/30)	325	334,604
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	210	215,269
3.95%, 11/01/27 (Call 08/01/27)	144	155,881
4.65%, 04/01/29 (Call 01/01/29)	94	106,310
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	495	493,282
4.88%, 09/15/27 (Call 09/15/22)(b)	400	415,784
4.88%, 09/15/29 (Call 09/15/24)(b)	435	444,235
5.00%, 07/15/28 (Call 07/15/23)(b)	265	274,286
5.25%, 03/15/28 (Call 12/27/22)(b)	375	393,259
5.25%, 07/15/30 (Call 07/15/25)(b)	420	436,065
5.63%, 07/15/32 (Call 07/15/26)(b)	308	325,189
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	120	121,936
4.75%, 10/01/24 (Call 07/01/24)	375	392,314
5.50%, 02/15/26 (Call 08/15/22)	275	285,249
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	470	451,120
3.05%, 02/15/30 (Call 11/15/29)	115	117,849
3.45%, 12/15/24 (Call 09/15/24)	130	138,922
3.80%, 01/15/23 (Call 10/15/22)	100	104,535
4.25%, 08/15/29 (Call 05/15/29)	297	329,676
4.38%, 10/01/25 (Call 07/01/25)	9	9,990

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.75%, 12/15/28 (Call 09/15/28)	$120	$137,528
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	55	57,845
2.70%, 10/01/30 (Call 07/01/30)	175	176,986
2.80%, 10/01/26 (Call 07/01/26)	175	185,409
3.13%, 06/01/23 (Call 03/01/23)	515	539,318
3.30%, 02/01/25 (Call 12/01/24)	165	177,634
3.40%, 11/01/22 (Call 09/01/22)	271	281,759
3.70%, 10/01/49 (Call 04/01/49)	115	119,179
3.80%, 04/01/27 (Call 01/01/27)	105	116,184
4.13%, 12/01/46 (Call 06/01/46)	72	79,050
4.25%, 04/01/45 (Call 10/01/44)	120	134,632
4.45%, 09/01/47 (Call 03/01/47)	250	287,140
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	85	91,401
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(b)	255	249,721
5.25%, 03/15/22 (Call 09/15/21)(b)	195	195,833
5.25%, 10/01/25 (Call 10/01/21)(b)	120	121,610
Lexington Realty Trust, 2.70%, 09/15/30 (Call 06/15/30)	50	49,859
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	325	313,560
3.88%, 12/15/27 (Call 09/15/27)	210	235,063
4.00%, 06/15/29 (Call 03/15/29)	190	208,819
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	306	333,344
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	100	101,588
4.50%, 04/18/22 (Call 01/18/22)	25	25,167
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
3.88%, 02/15/29 (Call 11/15/28)(b)	350	354,714
4.50%, 09/01/26 (Call 06/01/26)	130	137,565
4.50%, 01/15/28 (Call 10/15/27)	75	78,289
4.63%, 06/15/25 (Call 03/15/25)(b)	440	468,670
5.63%, 05/01/24 (Call 02/01/24)	573	617,906
5.75%, 02/01/27 (Call 11/01/26)	365	407,555
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)	370	344,451
2.75%, 03/15/30 (Call 12/15/29)	238	243,886
3.60%, 06/01/27 (Call 03/01/27)	162	179,394
3.75%, 06/15/24 (Call 03/13/24)	75	81,090
3.95%, 03/15/29 (Call 12/15/28)	120	133,440
4.00%, 11/15/25 (Call 08/15/25)	130	144,313
4.20%, 06/15/28 (Call 03/15/28)	527	595,278
4.30%, 10/15/23 (Call 07/15/23)	25	26,962
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	575	573,419
4.63%, 08/01/29 (Call 08/01/24)	365	386,440
5.00%, 10/15/27 (Call 09/07/22)	570	601,065
5.25%, 08/01/26 (Call 08/01/21)	135	139,232
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	935	890,765
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	56	55,971
3.10%, 04/15/50 (Call 10/15/49)	215	201,311
3.50%, 10/15/27 (Call 07/15/27)	50	54,002
3.50%, 04/15/51 (Call 01/15/50)	95	95,108
3.60%, 12/15/26 (Call 09/15/26)	359	391,770
3.90%, 06/15/24 (Call 03/15/24)	27	29,317

102	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 11/15/25 (Call 08/15/25)	$25	$27,589
4.30%, 10/15/28 (Call 07/15/28)	20	22,556
4.80%, 10/15/48 (Call 04/25/48)	88	105,427
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/22)(b)	275	279,532
Office Properties Income Trust
4.25%, 05/15/24 (Call 02/15/24)	590	621,447
4.50%, 02/01/25 (Call 11/01/24)	80	85,822
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	350	342,562
3.38%, 02/01/31 (Call 11/01/30)	200	202,292
3.63%, 10/01/29 (Call 07/01/29)	175	182,703
4.38%, 08/01/23 (Call 06/01/23)	146	156,665
4.50%, 01/15/25 (Call 10/15/24)	10	10,906
4.50%, 04/01/27 (Call 01/01/27)	330	365,689
4.75%, 01/15/28 (Call 10/15/27)	420	468,069
4.95%, 04/01/24 (Call 01/01/24)	138	150,537
5.25%, 01/15/26 (Call 10/15/25)	220	251,649
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/28 (Call 10/01/23)(b)	305	323,596
7.50%, 06/01/25 (Call 06/01/22)(b)	120	130,450
Physicians Realty LP
3.95%, 01/15/28 (Call 10/15/27)	55	59,262
4.30%, 03/15/27 (Call 12/15/26)	50	56,008
Piedmont Operating Partnership LP
3.15%, 08/15/30 (Call 05/15/30)	115	113,733
4.45%, 03/15/24 (Call 12/15/23)	25	26,955
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	486	447,446
2.13%, 04/15/27 (Call 02/15/27)	225	232,065
2.13%, 10/15/50 (Call 04/15/50)	358	296,793
2.25%, 04/15/30 (Call 01/15/30)	563	563,771
3.00%, 04/15/50 (Call 10/15/49)	175	171,461
3.25%, 10/01/26 (Call 07/01/26)	215	236,057
3.88%, 09/15/28 (Call 06/15/28)	180	203,056
4.38%, 02/01/29 (Call 11/01/28)	310	360,142
4.38%, 09/15/48 (Call 03/15/48)	190	230,753
Public Storage
1.85%, 05/01/28 (Call 03/01/28)	605	603,627
2.30%, 05/01/31 (Call 02/01/31)	525	525,084
2.37%, 09/15/22 (Call 08/15/22)	140	143,686
3.09%, 09/15/27 (Call 06/15/27)	490	532,135
3.39%, 05/01/29 (Call 02/01/29)	370	406,556
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	1,081	1,048,862
1.80%, 03/15/33 (Call 12/15/32)	230	214,017
3.00%, 01/15/27 (Call 10/15/26)	161	171,834
3.25%, 06/15/29 (Call 03/15/29)	180	192,013
3.25%, 01/15/31 (Call 10/15/30)	410	439,655
3.65%, 01/15/28 (Call 10/15/27)	165	181,708
3.88%, 07/15/24 (Call 04/15/24)	60	65,456
3.88%, 04/15/25 (Call 02/15/25)	55	60,739
4.13%, 10/15/26 (Call 07/15/26)	400	452,848
4.65%, 08/01/23 (Call 05/01/23)	292	315,994
4.65%, 03/15/47 (Call 09/15/46)	15	18,370
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	205	211,585
3.60%, 02/01/27 (Call 11/01/26)	155	169,968
3.70%, 06/15/30 (Call 03/15/30)	145	158,484

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.13%, 03/15/28 (Call 12/15/27)	$200	$221,258
4.40%, 02/01/47 (Call 08/01/46)	30	33,306
4.65%, 03/15/49 (Call 09/15/48)	285	325,262
Retail Properties of America Inc., 4.75%, 09/15/30 (Call 06/15/30)	180	194,738
Rexford Industrial Realty LP, 2.13%, 12/01/30 (Call 09/01/30)	260	247,335
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(b)	270	267,735
4.75%, 10/15/27 (Call 10/15/22)	325	334,786
Sabra Health Care LP
3.90%, 10/15/29 (Call 07/15/29)	460	476,795
4.80%, 06/01/24 (Call 05/01/24)	120	131,575
5.13%, 08/15/26 (Call 05/15/26)	97	108,891
Safehold Operating Partnership LP, 2.80%, 06/15/31 (Call 03/15/31)	500	496,670
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(b)	655	627,621
3.88%, 02/15/27 (Call 02/15/23)	635	649,916
4.88%, 09/01/24 (Call 09/01/21)	195	199,649
Scentre Group Trust 1/Scentre Group Trust 2
3.50%, 02/12/25 (Call 11/12/24)(b)	190	203,368
3.63%, 01/28/26 (Call 12/28/25)(b)	5	5,447
Scentre Group Trust 2
4.75%, 09/24/80 (Call 06/24/26)(a)(b)	625	662,775
5.13%, 09/24/80 (Call 06/24/30)(a)(b)	550	579,804
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	105	97,012
4.35%, 10/01/24 (Call 09/01/24)	331	330,166
4.38%, 02/15/30 (Call 08/15/29)	135	125,532
4.50%, 06/15/23 (Call 12/15/22)	190	193,925
4.50%, 03/15/25 (Call 09/15/24)	155	152,489
4.65%, 03/15/24 (Call 09/15/23)	300	303,921
4.75%, 10/01/26 (Call 08/01/26)	193	188,308
4.95%, 02/15/27 (Call 08/15/26)	170	166,396
4.95%, 10/01/29 (Call 07/01/29)	254	245,524
5.00%, 08/15/22 (Call 02/15/22)	223	225,895
5.25%, 02/15/26 (Call 08/15/25)	160	160,835
5.50%, 12/15/27 (Call 09/15/27)	225	236,695
7.50%, 09/15/25 (Call 06/15/25)	345	391,340
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)	125	122,855
2.00%, 09/13/24 (Call 06/13/24)	550	570,097
2.20%, 02/01/31 (Call 11/01/30)	300	290,751
2.45%, 09/13/29 (Call 06/13/29)	764	769,539
2.63%, 06/15/22 (Call 03/15/22)	535	545,561
2.65%, 07/15/30 (Call 04/15/30)	500	506,390
2.75%, 02/01/23 (Call 11/01/22)	260	269,030
2.75%, 06/01/23 (Call 03/01/23)	629	654,336
3.25%, 11/30/26 (Call 08/30/26)	310	335,984
3.25%, 09/13/49 (Call 03/13/49)	300	289,140
3.30%, 01/15/26 (Call 10/15/25)	886	957,793
3.38%, 10/01/24 (Call 07/01/24)	434	467,492
3.38%, 06/15/27 (Call 03/15/27)	389	421,906
3.38%, 12/01/27 (Call 09/01/27)	174	188,962
3.50%, 09/01/25 (Call 06/01/25)	190	207,628
3.75%, 02/01/24 (Call 11/01/23)	255	274,875
3.80%, 07/15/50 (Call 01/15/50)	360	380,268
4.25%, 10/01/44 (Call 04/01/44)	137	152,781
4.25%, 11/30/46 (Call 05/30/46)	275	308,286

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.75%, 03/15/42 (Call 09/15/41)	$19	$22,699
6.75%, 02/01/40 (Call 11/01/39)	329	471,898
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	365	383,338
4.25%, 02/01/26 (Call 11/01/25)	100	107,135
4.70%, 06/01/27 (Call 03/01/27)	270	299,379
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	254	262,631
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)(d)	240	251,688
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	50	49,339
3.20%, 01/15/27 (Call 11/15/26)	125	131,795
3.40%, 01/15/30 (Call 10/15/29)	205	214,940
4.00%, 07/15/29 (Call 04/15/29)	55	60,254
4.45%, 09/15/26 (Call 06/15/26)	280	312,388
Starwood Property Trust Inc.
4.75%, 03/15/25 (Call 09/15/24)	310	322,877
5.50%, 11/01/23 (Call 08/01/23)(b)	55	57,928
STORE Capital Corp.
2.75%, 11/18/30 (Call 08/18/30)	175	174,274
4.50%, 03/15/28 (Call 12/15/27)	78	86,978
4.63%, 03/15/29 (Call 12/15/28)	130	146,753
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)	180	187,394
3.88%, 07/15/27 (Call 04/15/27)	85	90,284
Trust Fibra Uno
4.87%, 01/15/30 (Call 10/28/29)(e)	1,000	1,101,910
5.25%, 12/15/24 (Call 09/15/24)(e)	200	222,374
5.25%, 01/30/26 (Call 10/30/25)(e)	200	224,902
6.39%, 01/15/50 (Call 07/28/49)(e)	200	227,460
6.95%, 01/30/44 (Call 07/30/43)(e)	200	238,994
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	110	101,039
2.10%, 08/01/32 (Call 05/01/32)	230	216,782
2.95%, 09/01/26 (Call 06/01/26)	255	272,697
3.00%, 08/15/31 (Call 05/15/31)	710	731,130
3.10%, 11/01/34 (Call 08/01/34)	35	35,757
3.20%, 01/15/30 (Call 10/15/29)	430	457,021
3.50%, 07/01/27 (Call 04/01/27)	150	164,199
3.50%, 01/15/28 (Call 10/15/27)	50	53,863
4.40%, 01/26/29 (Call 10/26/28)	158	179,847
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 12/15/21)(b)	265	273,393
7.88%, 02/15/25 (Call 02/15/22)(b)	965	1,039,537
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(b)	115	114,687
6.00%, 04/15/23 (Call 04/15/22)(b)	200	203,032
6.50%, 02/15/29 (Call 02/15/24)(b)	475	473,304
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	70	73,763
3.00%, 01/15/30 (Call 10/15/29)	110	113,873
3.13%, 06/15/23 (Call 03/15/23)	335	350,356
3.25%, 10/15/26 (Call 07/15/26)	296	320,485
3.50%, 04/15/24 (Call 03/15/24)	395	425,695
3.50%, 02/01/25 (Call 11/01/24)	226	245,095
3.75%, 05/01/24 (Call 02/01/24)	56	60,477
3.85%, 04/01/27 (Call 01/01/27)	145	161,285

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 03/01/28 (Call 12/01/27)	$144	$160,541
4.13%, 01/15/26 (Call 10/15/25)	310	347,901
4.38%, 02/01/45 (Call 08/01/44)	110	118,634
4.40%, 01/15/29 (Call 10/15/28)	120	135,905
4.75%, 11/15/30 (Call 08/15/30)	810	952,430
4.88%, 04/15/49 (Call 10/15/48)	100	116,888
5.70%, 09/30/43 (Call 03/30/43)	30	37,526
VEREIT Operating Partnership LP
2.20%, 06/15/28 (Call 04/15/28)	201	202,447
3.10%, 12/15/29 (Call 09/15/29)	245	258,054
3.40%, 01/15/28 (Call 11/15/27)	30	32,426
3.95%, 08/15/27 (Call 05/15/27)	775	863,768
4.60%, 02/06/24 (Call 11/06/23)	247	270,401
4.63%, 11/01/25 (Call 09/01/25)	1,015	1,152,776
4.88%, 06/01/26 (Call 03/01/26)	348	402,803
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(b)	280	286,376
3.75%, 02/15/27 (Call 02/15/23)(b)	450	453,438
4.13%, 08/15/30 (Call 02/15/25)(b)	400	406,512
4.25%, 12/01/26 (Call 12/01/22)(b)	505	522,155
4.63%, 12/01/29 (Call 12/01/24)(b)	430	447,049
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	305	323,715
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(b)	285	289,702
3.50%, 06/15/29 (Call 03/15/29)(b)	175	179,284
4.13%, 09/20/28 (Call 06/20/28)(b)	110	116,701
4.63%, 09/20/48 (Call 03/20/48)(b)	365	368,727
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.75%, 09/17/24 (Call 06/17/24)(b)	469	498,059
4.75%, 09/17/44 (Call 03/17/44)(b)	184	190,817
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)	150	159,002
2.75%, 01/15/31 (Call 10/15/30)	99	100,594
2.80%, 06/01/31 (Call 03/01/31)	475	482,025
3.10%, 01/15/30 (Call 10/15/29)	125	130,670
3.63%, 03/15/24 (Call 02/15/24)	158	170,670
4.00%, 06/01/25 (Call 03/01/25)	694	769,868
4.13%, 03/15/29 (Call 09/15/28)	120	134,891
4.25%, 04/01/26 (Call 01/01/26)	66	74,418
4.25%, 04/15/28 (Call 01/15/28)	375	423,499
4.50%, 01/15/24 (Call 10/15/23)	113	123,265
4.95%, 09/01/48 (Call 03/01/48)	220	267,280
6.50%, 03/15/41 (Call 09/15/40)	95	131,021
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	335	377,093
4.00%, 04/15/30 (Call 01/15/30)	275	308,129
6.95%, 10/01/27	25	32,256
7.38%, 03/15/32	759	1,087,761
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	625	589,544
2.40%, 02/01/31 (Call 11/01/30)	105	102,138
3.85%, 07/15/29 (Call 04/15/29)	105	114,903
4.60%, 04/01/24 (Call 01/01/24)	255	280,051
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(b)	215	228,162

		141,911,068

Retail — 1.0%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(b)	385	377,331
3.88%, 01/15/28 (Call 09/15/22)(b)	245	247,898

104	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.00%, 10/15/30 (Call 10/15/25)(b)	$1,240	$1,209,868
4.25%, 05/15/24 (Call 05/15/21)(b)	101	102,348
4.38%, 01/15/28 (Call 11/15/22)(b)	350	354,742
5.75%, 04/15/25 (Call 04/15/22)(b)	215	228,201
7-Eleven Inc.
0.63%, 02/10/23 (Call 02/10/22)(b)	5,707	5,712,479
0.80%, 02/10/24 (Call 02/10/23)(b)	5,390	5,382,616
0.95%, 02/10/26 (Call 01/10/26)(b)	2,530	2,483,549
1.30%, 02/10/28 (Call 12/10/27)(b)	3,190	3,070,311
2.80%, 02/10/51 (Call 08/10/50)	50	45,292
99 Escrow Issuer Inc., 7.50%, 01/15/26 (Call 01/15/23)(b)	190	181,967
AAG FH LP/AAG FH Finco Inc., 9.75%, 07/15/24 (Call 04/15/24)(b)	32	30,702
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(b)	190	210,541
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(b)	220	233,897
Advance Auto Parts Inc., 3.90%, 04/15/30 (Call 01/15/30)	169	185,067
Alimentation Couche-Tard Inc.
2.70%, 07/26/22 (Call 06/26/22)(b)	200	205,518
2.95%, 01/25/30 (Call 10/25/29)(b)	325	334,058
3.55%, 07/26/27 (Call 04/26/27)(b)	339	370,608
3.80%, 01/25/50 (Call 07/25/49)(b)	294	304,369
4.50%, 07/26/47 (Call 01/26/47)(b)	35	39,861
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	68	70,236
4.75%, 03/01/30 (Call 03/01/25)	308	321,854
At Home Holding III Inc., 8.75%, 09/01/25 (Call 09/01/22)(b)	60	65,583
AutoNation Inc.
3.50%, 11/15/24 (Call 09/15/24)	80	86,428
3.80%, 11/15/27 (Call 08/15/27)	65	71,131
4.50%, 10/01/25 (Call 07/01/25)	170	189,327
4.75%, 06/01/30 (Call 03/01/30)	84	98,031
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	840	779,923
2.88%, 01/15/23 (Call 10/15/22)	318	328,904
3.13%, 07/15/23 (Call 04/15/23)	105	110,424
3.13%, 04/18/24 (Call 03/18/24)	300	320,550
3.13%, 04/21/26 (Call 01/21/26)	253	274,513
3.25%, 04/15/25 (Call 01/15/25)	45	48,348
3.63%, 04/15/25 (Call 03/15/25)	810	886,569
3.75%, 06/01/27 (Call 03/01/27)	385	427,693
3.75%, 04/18/29 (Call 01/18/29)	220	241,259
4.00%, 04/15/30 (Call 01/15/30)	45	50,288
BCPE Ulysses Intermediate Inc. (8.50% PIK), 7.75%, 04/01/27 (Call 04/01/23)(b)(f)	115	118,480
Beacon Roofing Supply Inc.
4.13%, 05/15/29 (Call 05/15/25)(b)	70	69,840
4.50%, 11/15/26 (Call 11/15/22)(b)	325	336,960
4.88%, 11/01/25 (Call 11/01/21)(b)	550	564,190
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)(d)	150	154,136
4.92%, 08/01/34 (Call 02/01/34)(d)	90	84,080
5.17%, 08/01/44 (Call 02/01/44)	285	262,422
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	755	719,794
4.45%, 10/01/28 (Call 07/01/28)	313	359,728

Security	Par (000)	Value

Retail (continued)
Brinker International Inc.
3.88%, 05/15/23	$125	$127,850
5.00%, 10/01/24 (Call 07/01/24)(b)	200	209,448
Burlington Coat Factory Warehouse Corp., 6.25%, 04/15/25 (Call 04/15/22)(b)	350	372,540
Caleres Inc., 6.25%, 08/15/23 (Call 08/15/21)	135	135,450
Carvana Co.
5.50%, 04/15/27 (Call 04/15/24)(b)	255	258,394
5.63%, 10/01/25 (Call 10/01/22)(b)	275	283,407
5.88%, 10/01/28 (Call 10/01/23)(b)	240	249,118
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/01/23)(b)	265	263,095
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	575	577,076
1.60%, 04/20/30 (Call 01/20/30)	550	531,877
1.75%, 04/20/32 (Call 01/20/32)	1,198	1,156,118
2.30%, 05/18/22 (Call 04/18/22)	244	248,773
2.75%, 05/18/24 (Call 03/18/24)	407	434,257
3.00%, 05/18/27 (Call 02/18/27)	265	290,212
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	434	478,042
4.55%, 02/15/48 (Call 08/15/47)	160	174,349
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(b)	225	243,196
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	530	555,323
3.50%, 04/03/30 (Call 01/03/30)	330	356,558
3.88%, 04/15/27 (Call 01/15/27)	285	319,374
4.13%, 05/01/28 (Call 02/01/28)	105	118,836
4.13%, 04/03/50 (Call 10/03/49)	133	149,042
4.15%, 11/01/25 (Call 08/01/25)	100	112,064
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	717	760,966
4.00%, 05/15/25 (Call 03/15/25)	175	193,615
4.20%, 05/15/28 (Call 02/15/28)	536	608,446
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/21)(b)	200	205,890
8.50%, 10/30/25 (Call 10/30/21)(b)	200	210,894
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(e)	200	216,002
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/23)(b)	255	252,134
5.88%, 04/01/29 (Call 04/01/24)(b)	440	435,257
FirstCash Inc., 4.63%, 09/01/28 (Call 09/01/23)(b)	75	77,421
Foundation Building Materials Inc., 6.00%, 03/01/29 (Call 03/01/24)(b)	240	238,051
Gap Inc. (The)
8.38%, 05/15/23(b)	195	221,939
8.63%, 05/15/25 (Call 05/15/22)(b)	345	382,470
8.88%, 05/15/27 (Call 05/15/23)(b)	390	456,300
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/21)(b)	600	607,626
8.75%, 10/01/25 (Call 10/01/21)(b)(d)	100	105,059
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(b)	245	244,633
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/22)(b)(d)	215	227,206
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(b)	20	20,012
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(d)	720	693,086
1.38%, 03/15/31 (Call 12/15/30)	1,165	1,085,081

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
2.13%, 09/15/26 (Call 06/15/26)	$60	$62,884
2.38%, 03/15/51 (Call 09/15/50)	885	772,888
2.50%, 04/15/27 (Call 02/15/27)	965	1,024,299
2.63%, 06/01/22 (Call 05/01/22)	627	642,073
2.70%, 04/01/23 (Call 01/01/23)	525	547,139
2.70%, 04/15/30 (Call 01/15/30)	534	560,508
2.80%, 09/14/27 (Call 06/14/27)	828	893,636
2.95%, 06/15/29 (Call 03/15/29)	983	1,052,665
3.00%, 04/01/26 (Call 01/01/26)	325	354,065
3.13%, 12/15/49 (Call 06/15/49)	720	730,325
3.30%, 04/15/40 (Call 10/15/39)	981	1,043,107
3.35%, 09/15/25 (Call 06/15/25)	454	498,955
3.35%, 04/15/50 (Call 10/15/49)	633	666,068
3.50%, 09/15/56 (Call 03/15/56)	175	188,132
3.75%, 02/15/24 (Call 11/15/23)	220	238,324
3.90%, 12/06/28 (Call 09/06/28)	275	315,510
3.90%, 06/15/47 (Call 12/15/46)	188	215,017
4.20%, 04/01/43 (Call 10/01/42)	398	472,808
4.25%, 04/01/46 (Call 10/01/45)	507	606,007
4.40%, 03/15/45 (Call 09/15/44)	441	539,220
4.50%, 12/06/48 (Call 06/06/48)	233	291,709
4.88%, 02/15/44 (Call 08/15/43)	193	249,039
5.40%, 09/15/40 (Call 03/15/40)	433	582,134
5.88%, 12/16/36	1,026	1,425,678
5.95%, 04/01/41 (Call 10/01/40)	102	144,917
InRetail Consumer, 3.25%, 03/22/28 (Call 01/22/28)(b)	400	381,528
IRB Holding Corp.
6.75%, 02/15/26 (Call 02/15/22)(b)	70	72,488
7.00%, 06/15/25 (Call 06/15/22)(b)	303	326,467
Ken Garff Automotive LLC, 4.88%, 09/15/28 (Call 09/15/23)(b)	75	75,750
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(b)	150	157,610
5.25%, 06/01/26 (Call 06/01/21)(b)	250	257,080
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	365	436,628
L Brands Inc.
5.25%, 02/01/28	275	301,397
5.63%, 10/15/23	100	108,652
6.63%, 10/01/30 (Call 10/01/25)(b)	350	403,238
6.69%, 01/15/27	200	231,594
6.75%, 07/01/36	275	331,793
6.88%, 11/01/35	426	516,563
6.95%, 03/01/33	175	205,387
7.50%, 06/15/29 (Call 06/15/24)	200	231,896
7.60%, 07/15/37	105	125,871
9.38%, 07/01/25(b)	215	272,525
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(b)	305	312,595
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(b)	100	102,241
Lithia Motors Inc.
4.38%, 01/15/31 (Call 10/15/25)(b)	240	253,224
4.63%, 12/15/27 (Call 12/15/22)(b)	150	157,518
5.25%, 08/01/25 (Call 08/01/21)(b)	175	181,017
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	430	412,176
1.70%, 10/15/30 (Call 07/15/30)	270	253,673
2.50%, 04/15/26 (Call 01/15/26)	1,465	1,550,497
2.63%, 04/01/31 (Call 01/01/31)	500	506,775

Security	Par (000)	Value

Retail (continued)
3.00%, 10/15/50 (Call 04/15/50)	$480	$453,600
3.10%, 05/03/27 (Call 02/03/27)	425	460,968
3.13%, 09/15/24 (Call 06/15/24)	631	677,688
3.38%, 09/15/25 (Call 06/15/25)	492	538,666
3.50%, 04/01/51 (Call 10/01/50)	500	515,095
3.65%, 04/05/29 (Call 01/05/29)	765	844,789
3.70%, 04/15/46 (Call 10/15/45)	292	309,190
3.88%, 09/15/23 (Call 06/15/23)	25	26,820
4.00%, 04/15/25 (Call 03/15/25)	720	799,769
4.05%, 05/03/47 (Call 11/03/46)	600	665,982
4.38%, 09/15/45 (Call 03/15/45)	85	98,148
4.50%, 04/15/30 (Call 01/15/30)	313	363,966
4.65%, 04/15/42 (Call 10/15/41)	245	295,590
5.00%, 04/15/40 (Call 10/15/39)	63	78,811
5.13%, 04/15/50 (Call 10/15/49)	688	911,490
5.50%, 10/15/35	15	19,362
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26 (Call 02/15/23)(b)	285	297,854
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(b)	500	551,485
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	218	218,113
3.63%, 06/01/24 (Call 03/01/24)(d)	215	217,344
4.30%, 02/15/43 (Call 08/15/42)	150	117,462
4.50%, 12/15/34 (Call 06/15/34)	195	175,621
5.13%, 01/15/42 (Call 07/15/41)	150	130,319
5.88%, 04/01/29 (Call 04/01/24)(b)	125	128,158
6.38%, 03/15/37	125	122,781
6.70%, 07/15/34(b)(d)	125	123,898
Magic Mergeco Inc.
5.25%, 05/01/28 (Call 11/01/23)(b)	355	359,711
7.88%, 05/01/29 (Call 04/01/24)(b)	550	566,434
Marks & Spencer PLC, 7.13%, 12/01/37(b)	100	116,297
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	25	25,431
2.13%, 03/01/30 (Call 12/01/29)	90	89,131
2.63%, 09/01/29 (Call 06/01/29)	464	480,741
3.25%, 06/10/24	113	121,743
3.30%, 07/01/25 (Call 06/15/25)	680	740,595
3.35%, 04/01/23 (Call 03/01/23)	875	922,556
3.38%, 05/26/25 (Call 02/26/25)	470	511,633
3.50%, 03/01/27 (Call 12/01/26)	230	253,761
3.50%, 07/01/27 (Call 05/01/27)	745	824,179
3.60%, 07/01/30 (Call 04/01/30)	1,025	1,130,329
3.63%, 05/01/43	110	117,555
3.63%, 09/01/49 (Call 03/01/49)	245	258,120
3.70%, 01/30/26 (Call 10/30/25)	764	848,453
3.70%, 02/15/42	135	145,352
3.80%, 04/01/28 (Call 01/01/28)	650	726,420
4.20%, 04/01/50 (Call 10/01/49)	818	941,894
4.45%, 03/01/47 (Call 09/01/46)	156	183,100
4.45%, 09/01/48 (Call 03/01/48)	202	238,481
4.60%, 05/26/45 (Call 11/26/44)	118	140,180
4.70%, 12/09/35 (Call 06/09/35)	408	492,717
4.88%, 07/15/40	370	458,781
4.88%, 12/09/45 (Call 06/09/45)	656	811,196
5.70%, 02/01/39	210	278,769
6.30%, 10/15/37	239	336,151
6.30%, 03/01/38	573	804,641
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	235	231,405

106	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.75%, 09/15/29 (Call 09/15/24)	$100	$105,532
5.63%, 05/01/27 (Call 05/01/22)	150	157,908
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(b)	485	496,039
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)	190	196,604
4.38%, 04/01/30 (Call 01/01/30)(d)	562	574,212
5.00%, 01/15/44 (Call 07/15/43)	445	430,386
6.95%, 03/15/28	290	335,460
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	185	173,343
3.55%, 03/15/26 (Call 12/15/25)	25	27,603
3.60%, 09/01/27 (Call 06/01/27)	368	405,477
3.85%, 06/15/23 (Call 03/15/23)	100	106,101
3.90%, 06/01/29 (Call 03/01/29)	306	339,382
4.35%, 06/01/28 (Call 03/01/28)	130	148,530
Park River Holdings Inc., 5.63%, 02/01/29 (Call 02/01/24)(b)	170	165,203
Party City Holdings Inc., 8.75%, 02/15/26 (Call 08/15/23)(b)	350	358,830
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/22)	280	287,006
5.50%, 05/15/26 (Call 05/15/21)	100	103,210
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(b)	650	669,922
7.75%, 02/15/29 (Call 02/15/24)(b)	400	433,848
QVC Inc.
4.38%, 03/15/23	325	342,885
4.38%, 09/01/28 (Call 06/01/28)	200	204,936
4.45%, 02/15/25 (Call 11/15/24)	190	202,515
4.75%, 02/15/27 (Call 11/15/26)	305	323,297
4.85%, 04/01/24	265	287,586
5.45%, 08/15/34 (Call 02/15/34)	205	210,381
5.95%, 03/15/43	150	149,625
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(b)	111	114,993
7.70%, 02/15/27	190	185,545
8.00%, 11/15/26 (Call 01/15/23)(b)	366	380,106
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	150	146,577
1.88%, 04/15/31 (Call 01/15/31)	135	127,714
4.60%, 04/15/25 (Call 03/15/25)	233	263,274
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 12/01/21)	325	334,913
8.75%, 04/30/25 (Call 04/30/22)(b)	40	44,237
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25 (Call 11/28/22)(b)	175	177,188
Sonic Automotive Inc., 6.13%, 03/15/27 (Call 03/15/22)	25	26,167
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 09/30/22)(b)	230	242,342
SRS Distribution Inc., 8.25%, 07/01/26 (Call 07/01/21)(b)	65	68,212
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(b)	825	854,436
10.75%, 04/15/27 (Call 04/15/22)(b)	425	439,709
Starbucks Corp.
1.30%, 05/07/22	203	205,162
2.00%, 03/12/27 (Call 01/12/27)	360	369,191
2.25%, 03/12/30 (Call 12/12/29)	275	273,064
2.45%, 06/15/26 (Call 03/15/26)	525	553,691

Security	Par (000)	Value

Retail (continued)
2.55%, 11/15/30 (Call 08/15/30)	$715	$723,358
2.70%, 06/15/22 (Call 04/15/22)	335	342,544
3.10%, 03/01/23 (Call 02/01/23)	541	566,973
3.35%, 03/12/50 (Call 09/12/49)	110	109,265
3.50%, 03/01/28 (Call 12/01/27)	327	359,808
3.50%, 11/15/50 (Call 05/15/50)	410	417,191
3.55%, 08/15/29 (Call 05/15/29)	325	356,613
3.75%, 12/01/47 (Call 06/01/47)	150	158,883
3.80%, 08/15/25 (Call 06/15/25)	643	714,855
3.85%, 10/01/23 (Call 07/01/23)	233	250,100
4.00%, 11/15/28 (Call 08/15/28)	200	226,730
4.30%, 06/15/45 (Call 12/10/44)	50	56,683
4.45%, 08/15/49 (Call 02/15/49)	675	796,466
4.50%, 11/15/48 (Call 05/15/48)	363	427,538
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/21)	135	136,571
5.88%, 03/01/27 (Call 03/01/22)	100	104,347
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	140	142,958
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	560	589,686
2.35%, 02/15/30 (Call 11/15/29)	424	434,740
2.50%, 04/15/26	498	534,185
2.65%, 09/15/30 (Call 06/15/30)	357	373,708
3.38%, 04/15/29 (Call 01/15/29)	330	365,963
3.50%, 07/01/24	481	526,945
3.63%, 04/15/46	540	615,503
3.90%, 11/15/47 (Call 05/15/47)	86	102,533
4.00%, 07/01/42	40	48,243
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	650	620,711
1.60%, 05/15/31 (Call 02/15/31)	510	479,012
2.25%, 09/15/26 (Call 06/15/26)	290	305,164
2.50%, 05/15/23 (Call 02/15/23)	240	249,434
3.50%, 04/15/25 (Call 03/15/25)	225	246,310
3.75%, 04/15/27 (Call 02/15/27)	150	168,012
3.88%, 04/15/30 (Call 01/15/30)	352	396,232
4.50%, 04/15/50 (Call 10/15/49)	330	418,684
TPro Acquisition Corp., 11.00%, 10/15/24 (Call 10/15/21)(b)	200	220,420
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	110	102,785
Walgreen Co., 3.10%, 09/15/22	75	77,549
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)	414	436,720
3.45%, 06/01/26 (Call 03/01/26)	187	204,546
4.10%, 04/15/50 (Call 10/15/49)	661	699,100
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	268	276,654
2.38%, 09/24/29 (Call 06/24/29)	385	401,925
2.55%, 04/11/23 (Call 01/11/23)	595	618,253
2.65%, 12/15/24 (Call 10/15/24)	553	592,058
2.85%, 07/08/24 (Call 06/08/24)	945	1,014,420
2.95%, 09/24/49 (Call 03/24/49)	640	647,757
3.05%, 07/08/26 (Call 05/08/26)	550	602,481
3.25%, 07/08/29 (Call 04/08/29)	425	470,347
3.30%, 04/22/24 (Call 01/22/24)	565	609,155
3.40%, 06/26/23 (Call 05/26/23)	325	346,079
3.55%, 06/26/25 (Call 04/26/25)	544	602,567
3.63%, 12/15/47 (Call 06/15/47)	235	264,612

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.70%, 06/26/28 (Call 03/26/28)	$1,280	$1,448,064
3.95%, 06/28/38 (Call 12/28/37)	566	661,422
4.00%, 04/11/43 (Call 10/11/42)	364	427,948
4.05%, 06/29/48 (Call 12/29/47)	1,095	1,317,110
4.30%, 04/22/44 (Call 10/22/43)	235	289,489
4.88%, 07/08/40	325	421,323
5.00%, 10/25/40	400	530,404
5.25%, 09/01/35	503	673,215
5.63%, 04/15/41	11	15,532
5.88%, 04/05/27	54	67,803
6.20%, 04/15/38	394	576,639
6.50%, 08/15/37	723	1,081,565
7.55%, 02/15/30	14	20,345
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 10/15/23)(b)	290	307,832
White Cap Parent LLC (9.00% PIK), 8.25%, 03/15/26 (Call 03/15/22)(b)(f)	135	139,913
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	445	439,531
3.88%, 11/01/23 (Call 08/01/23)	350	368,693
4.63%, 01/31/32 (Call 10/01/26)	340	355,320
4.75%, 01/15/30 (Call 10/15/29)(b)	345	370,209
5.35%, 11/01/43 (Call 05/01/43)	125	128,406
6.88%, 11/15/37	150	183,000
7.75%, 04/01/25 (Call 04/01/22)(b)	235	256,787

		130,496,684

Savings & Loans — 0.0%
Nationwide Building Society
1.00%, 08/28/25(b)	250	246,673
2.00%, 01/27/23(b)	196	201,363
3.77%, 03/08/24 (Call 03/08/23)(a)(b)	415	437,962
3.90%, 07/21/25(b)	155	171,732
3.96%, 07/18/30 (Call 07/18/29)(a)(b)	305	336,354
4.00%, 09/14/26(b)	65	71,564
4.13%, 10/18/32 (Call 10/18/27)(a)(b)	454	492,853
4.30%, 03/08/29 (Call 03/08/28)(a)(b)	745	830,727
4.36%, 08/01/24 (Call 08/01/23)(a)(b)	200	215,590
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23)(a)	75	80,852
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	191	199,022

		3,284,692

Semiconductors — 0.5%
Advanced Micro Devices Inc., 7.50%, 08/15/22	241	260,519
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(b)	200	215,398
ams AG, 7.00%, 07/31/25 (Call 07/31/22)(b)	200	213,204
Analog Devices Inc.
2.95%, 04/01/25 (Call 03/01/25)	67	71,730
3.13%, 12/05/23 (Call 10/05/23)	314	333,751
3.50%, 12/05/26 (Call 09/05/26)	480	529,171
3.90%, 12/15/25 (Call 09/15/25)	254	282,862
5.30%, 12/15/45 (Call 06/15/45)	130	169,241
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	551	535,258
2.75%, 06/01/50 (Call 12/01/49)	785	746,496
3.30%, 04/01/27 (Call 01/01/27)	789	869,139
3.90%, 10/01/25 (Call 07/01/25)	198	221,554
4.35%, 04/01/47 (Call 10/01/46)	200	244,118

Security	Par (000)	Value

Semiconductors (continued)
5.10%, 10/01/35 (Call 04/01/35)	$102	$130,901
5.85%, 06/15/41	390	552,509
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	75	80,039
3.50%, 01/15/28 (Call 10/15/27)	243	260,187
3.88%, 01/15/27 (Call 10/15/26)	1,258	1,378,303
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(b)	1,135	1,118,588
2.45%, 02/15/31 (Call 11/15/30)(b)	1,610	1,538,468
2.60%, 02/15/33 (Call 11/15/32)(b)	675	637,369
3.15%, 11/15/25 (Call 10/15/25)	123	131,798
3.42%, 04/15/33 (Call 01/15/33)(b)	1,381	1,400,085
3.46%, 09/15/26 (Call 07/15/26)	375	406,391
3.47%, 04/15/34 (Call 01/15/34)(b)	2,795	2,824,962
3.50%, 02/15/41 (Call 08/15/40)(b)	1,275	1,230,247
3.75%, 02/15/51 (Call 08/15/50)(b)	340	329,205
4.11%, 09/15/28 (Call 06/15/28)	315	347,388
4.15%, 11/15/30 (Call 08/15/30)	1,342	1,466,363
4.30%, 11/15/32 (Call 08/15/32)	856	944,793
4.75%, 04/15/29 (Call 01/15/29)	1,085	1,235,522
5.00%, 04/15/30 (Call 01/15/30)	617	710,155
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(b)	115	116,725
4.38%, 04/15/28 (Call 04/15/23)(b)	110	115,613
4.63%, 02/10/26 (Call 11/10/21)(b)	275	284,540
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	120	122,282
2.45%, 11/15/29 (Call 08/15/29)	380	391,514
2.60%, 05/19/26 (Call 02/19/26)	50	53,405
2.70%, 12/15/22	100	103,934
2.88%, 05/11/24 (Call 03/11/24)	284	303,832
3.10%, 07/29/22	350	362,302
3.10%, 02/15/60 (Call 08/15/59)	810	778,872
3.15%, 05/11/27 (Call 02/11/27)	570	623,996
3.25%, 11/15/49 (Call 05/15/49)	865	875,207
3.40%, 03/25/25 (Call 02/25/25)	1,032	1,129,834
3.70%, 07/29/25 (Call 04/29/25)	525	582,440
3.73%, 12/08/47 (Call 06/08/47)	956	1,044,181
3.75%, 03/25/27 (Call 01/25/27)	520	584,610
3.90%, 03/25/30 (Call 12/25/29)	390	444,183
4.00%, 12/15/32	291	339,399
4.10%, 05/19/46 (Call 11/19/45)	80	92,074
4.10%, 05/11/47 (Call 11/11/46)	540	620,411
4.25%, 12/15/42	446	521,619
4.60%, 03/25/40 (Call 09/25/39)	370	450,434
4.75%, 03/25/50 (Call 09/25/49)	1,244	1,578,935
4.80%, 10/01/41	185	232,551
4.95%, 03/25/60 (Call 09/25/59)	420	562,317
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	385	383,629
4.10%, 03/15/29 (Call 12/15/28)	500	567,540
4.65%, 11/01/24 (Call 08/01/24)	571	639,052
5.00%, 03/15/49 (Call 09/15/48)	243	310,165
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	268	262,624
2.88%, 06/15/50 (Call 12/15/49)	446	429,065
3.13%, 06/15/60 (Call 12/15/59)	700	692,538
3.75%, 03/15/26 (Call 01/15/26)	928	1,036,557
3.80%, 03/15/25 (Call 12/15/24)	355	391,008
4.00%, 03/15/29 (Call 12/15/28)	270	308,272

108	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.88%, 03/15/49 (Call 09/15/48)	$178	$232,817
Marvell Technology Group Ltd.
4.20%, 06/22/23 (Call 05/22/23)	135	143,327
4.88%, 06/22/28 (Call 03/22/28)	169	193,470
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)(b)	890	887,561
2.45%, 04/15/28 (Call 02/15/28)(b)	1,000	1,005,210
2.95%, 04/15/31 (Call 01/15/31)(b)	475	475,470
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	75	82,363
Microchip Technology Inc.
0.97%, 02/15/24(b)	400	399,728
2.67%, 09/01/23(b)	455	474,856
4.25%, 09/01/25 (Call 09/01/22)(b)	520	545,085
4.33%, 06/01/23 (Call 05/01/23)	397	425,616
Micron Technology Inc.
2.50%, 04/24/23	125	129,611
4.19%, 02/15/27 (Call 12/15/26)	418	469,544
4.64%, 02/06/24 (Call 01/06/24)	168	184,939
4.66%, 02/15/30 (Call 11/15/29)	272	313,012
4.98%, 02/06/26 (Call 12/06/25)	439	507,361
5.33%, 02/06/29 (Call 11/06/28)	462	550,598
NVIDIA Corp.
2.85%, 04/01/30 (Call 01/01/30)	964	1,022,312
3.20%, 09/16/26 (Call 06/16/26)	375	412,605
3.50%, 04/01/40 (Call 10/01/39)	676	739,274
3.50%, 04/01/50 (Call 10/01/49)	740	797,143
3.70%, 04/01/60 (Call 10/01/59)	135	149,317
NXP BV/NXP Funding LLC
4.63%, 06/01/23(b)	990	1,069,141
4.88%, 03/01/24 (Call 02/01/24)(b)	220	244,220
5.35%, 03/01/26 (Call 01/01/26)(b)	463	541,437
5.55%, 12/01/28 (Call 09/01/28)(b)	332	401,992
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)(b)	285	301,006
3.15%, 05/01/27 (Call 03/01/27)(b)	334	357,834
3.40%, 05/01/30 (Call 02/01/30)(b)	705	753,137
3.88%, 06/18/26 (Call 04/18/26)(b)	315	348,736
4.30%, 06/18/29 (Call 03/18/29)(b)	350	396,011
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(b)	320	329,325
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(b)	370	374,836
4.38%, 10/15/29 (Call 10/15/24)	350	380,023
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	832	805,126
1.65%, 05/20/32 (Call 02/20/32)	978	912,396
2.15%, 05/20/30 (Call 02/20/30)	603	604,471
2.60%, 01/30/23 (Call 12/30/22)	325	337,451
2.90%, 05/20/24 (Call 03/20/24)	25	26,703
3.00%, 05/20/22	109	112,120
3.25%, 05/20/27 (Call 02/20/27)	768	847,457
3.25%, 05/20/50 (Call 11/20/49)	260	265,858
3.45%, 05/20/25 (Call 02/20/25)	733	804,086
4.30%, 05/20/47 (Call 11/20/46)	337	401,758
4.65%, 05/20/35 (Call 11/20/34)	385	474,378
4.80%, 05/20/45 (Call 11/20/44)	955	1,215,056
SK Hynix Inc.
1.00%, 01/19/24(b)	400	399,592
1.00%, 01/19/24(e)	400	399,592

Security	Par (000)	Value

Semiconductors (continued)
1.50%, 01/19/26(b)	$400	$395,900
1.50%, 01/19/26(e)	400	395,900
2.38%, 01/19/31(b)	200	191,636
2.38%, 01/19/31(e)	600	574,908
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	175	175,310
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	199	203,945
1.75%, 05/04/30 (Call 02/04/30)	514	499,001
1.85%, 05/15/22 (Call 04/15/22)	105	106,567
2.25%, 09/04/29 (Call 06/04/29)	444	451,845
2.63%, 05/15/24 (Call 03/15/24)	115	121,869
2.90%, 11/03/27 (Call 08/03/27)	485	527,307
3.88%, 03/15/39 (Call 09/15/38)	507	590,011
4.15%, 05/15/48 (Call 11/15/47)	313	378,248
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	641	634,955
2.95%, 06/01/24 (Call 04/01/24)	205	218,007

		67,461,744

Shipbuilding — 0.0%
CSSC Capital 2015 Ltd., 3.00%, 02/13/30(e)	400	375,572
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)	295	321,276
3.84%, 05/01/25 (Call 04/01/25)	565	616,923

		1,313,771

Software — 0.8%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/21)(b)	60	63,133
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	355	324,690
2.50%, 09/15/50 (Call 03/15/50)	574	493,060
3.40%, 09/15/26 (Call 06/15/26)	1,035	1,141,584
3.40%, 06/15/27 (Call 03/15/27)	90	99,114
4.50%, 06/15/47 (Call 12/15/46)	113	134,116
Adobe Inc.
1.70%, 02/01/23	235	240,936
1.90%, 02/01/25 (Call 01/01/25)	168	175,138
2.15%, 02/01/27 (Call 12/01/26)	409	428,738
2.30%, 02/01/30 (Call 11/01/29)	1,165	1,185,481
3.25%, 02/01/25 (Call 11/01/24)	356	386,018
Ascend Learning LLC, 6.88%, 08/01/25 (Call 08/01/21)(b)	55	56,335
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	260	271,227
3.50%, 06/15/27 (Call 03/15/27)	437	481,705
3.60%, 12/15/22 (Call 09/15/22)	30	31,217
4.38%, 06/15/25 (Call 03/15/25)	195	218,384
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(b)	400	393,096
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 06/01/22)(b)	215	231,168
9.13%, 03/01/26 (Call 09/01/21)(b)	265	280,526
Broadridge Financial Solutions Inc.
2.90%, 12/01/29 (Call 09/01/29)	289	298,046
3.40%, 06/27/26 (Call 03/27/26)	137	149,441
BY Crown Parent LLC/BY Bond Finance Inc., 4.25%, 01/31/26 (Call 07/31/22)(b)	270	282,817
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	175	196,945
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	25	27,687

S C H E D U L E O F I N V E S T M E N T S	109

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(b)	$340	$353,396
Castle U.S. Holding Crop., 9.50%, 02/15/28 (Call 02/15/23)(b)	125	128,638
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	260	275,148
5.00%, 10/15/24 (Call 07/15/24)	300	330,201
5.25%, 05/15/29 (Call 05/15/24)(b)	200	215,702
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/22)(b)	180	183,211
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	120	125,372
4.50%, 12/01/27 (Call 09/01/27)	476	545,591
Donnelley Financial Solutions Inc., 8.25%, 10/15/24 (Call 10/15/21)	510	534,975
Dun & Bradstreet Corp. (The), 6.88%, 08/15/26 (Call 02/15/22)(b)	75	79,961
Dun & Bradstreet Corp./The, 10.25%, 02/15/27 (Call 02/15/22)(b)	335	371,234
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	285	271,112
2.95%, 02/15/51 (Call 08/15/50)	345	325,218
4.80%, 03/01/26 (Call 12/01/25)	666	770,475
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(b)	265	269,444
5.25%, 05/15/26 (Call 02/15/26)(b)	155	172,154
Fidelity National Information Services Inc.
0.38%, 03/01/23	925	923,502
0.60%, 03/01/24	355	354,141
1.15%, 03/01/26 (Call 02/01/26)	410	405,880
1.65%, 03/01/28 (Call 01/01/28)	465	456,537
2.25%, 03/01/31 (Call 12/01/30)	1,202	1,184,222
3.10%, 03/01/41 (Call 09/01/40)	345	342,271
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	345	356,137
2.65%, 06/01/30 (Call 03/01/30)	586	596,361
2.75%, 07/01/24 (Call 06/01/24)	1,025	1,087,720
3.20%, 07/01/26 (Call 05/01/26)	1,256	1,361,265
3.50%, 10/01/22 (Call 07/01/22)	606	627,786
3.50%, 07/01/29 (Call 04/01/29)	424	459,446
3.80%, 10/01/23 (Call 09/01/23)	1,215	1,306,040
3.85%, 06/01/25 (Call 03/01/25)	983	1,084,072
4.20%, 10/01/28 (Call 07/01/28)	249	282,737
4.40%, 07/01/49 (Call 01/01/49)	643	751,436
Granite Merger Sub 2 Inc., 11.00%, 07/15/27 (Call 07/15/22)(b)	275	316,646
Helios Software Holdings Inc., 4.63%, 05/01/28 (Call 05/01/24)(b)	260	257,764
Infor Inc., 1.45%, 07/15/23 (Call 06/15/23)(b)	15	15,210
Intuit Inc.
0.65%, 07/15/23	370	372,845
0.95%, 07/15/25 (Call 06/15/25)	619	620,981
1.35%, 07/15/27 (Call 05/15/27)	705	697,492
1.65%, 07/15/30 (Call 04/15/30)	516	496,144
J2 Global Inc., 4.63%, 10/15/30 (Call 10/15/25)(b)	310	317,412
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	1,900	1,969,350
2.13%, 11/15/22	155	159,526
2.38%, 05/01/23 (Call 02/01/23)	655	679,857
2.40%, 08/08/26 (Call 05/08/26)	1,276	1,358,136

Security	Par (000)	Value

Software (continued)
2.53%, 06/01/50 (Call 12/01/49)	$3,280	$3,051,154
2.65%, 11/03/22 (Call 09/03/22)	703	725,826
2.68%, 06/01/60 (Call 12/01/59)	2,215	2,054,656
2.70%, 02/12/25 (Call 11/12/24)	660	708,477
2.88%, 02/06/24 (Call 12/06/23)	1,309	1,393,993
2.92%, 03/17/52 (Call 09/17/51)	4,546	4,546,682
3.04%, 03/17/62 (Call 09/17/61)	523	524,956
3.13%, 11/03/25 (Call 08/03/25)	805	881,032
3.30%, 02/06/27 (Call 11/06/26)	1,227	1,363,798
3.45%, 08/08/36 (Call 02/08/36)	434	484,266
3.50%, 02/12/35 (Call 08/12/34)	796	896,790
3.63%, 12/15/23 (Call 09/15/23)	390	421,126
3.70%, 08/08/46 (Call 02/08/46)	610	700,195
4.10%, 02/06/37 (Call 08/06/36)	35	42,091
4.75%, 11/03/55 (Call 05/03/55)	0	133
5.30%, 02/08/41	135	187,111
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(b)	485	494,050
3.63%, 11/01/31(b)	250	250,000
3.88%, 02/15/31 (Call 06/01/25)(b)	390	400,304
4.00%, 11/15/29 (Call 11/15/24)(b)	350	366,468
5.38%, 05/15/27 (Call 05/15/22)(b)	150	160,517
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)	225	236,300
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(b)	360	364,608
5.88%, 06/01/26 (Call 06/01/21)(b)	345	356,219
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(b)	310	313,326
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	836	844,544
2.30%, 03/25/28 (Call 01/25/28)	1,060	1,077,596
2.40%, 09/15/23 (Call 07/15/23)	724	753,228
2.50%, 05/15/22 (Call 03/15/22)	1,375	1,401,194
2.50%, 10/15/22	867	894,354
2.50%, 04/01/25 (Call 03/01/25)	540	568,571
2.63%, 02/15/23 (Call 01/15/23)	2,590	2,687,462
2.65%, 07/15/26 (Call 04/15/26)	1,200	1,264,104
2.80%, 04/01/27 (Call 02/01/27)	450	476,438
2.88%, 03/25/31 (Call 12/25/30)	1,190	1,212,086
2.95%, 11/15/24 (Call 09/15/24)	716	765,404
2.95%, 05/15/25 (Call 02/15/25)	585	625,014
2.95%, 04/01/30 (Call 01/01/30)	1,154	1,192,613
3.25%, 11/15/27 (Call 08/15/27)	435	472,253
3.25%, 05/15/30 (Call 02/15/30)	603	638,191
3.40%, 07/08/24 (Call 04/08/24)	699	753,284
3.60%, 04/01/40 (Call 10/01/39)	1,221	1,249,974
3.60%, 04/01/50 (Call 10/01/49)	1,685	1,660,770
3.63%, 07/15/23	491	524,422
3.65%, 03/25/41 (Call 09/25/40)	595	609,250
3.80%, 11/15/37 (Call 05/15/37)	640	680,109
3.85%, 07/15/36 (Call 01/15/36)	719	771,494
3.85%, 04/01/60 (Call 10/01/59)	1,644	1,647,305
3.90%, 05/15/35 (Call 11/15/34)	705	765,644
3.95%, 03/25/51 (Call 09/25/50)	595	619,609
4.00%, 07/15/46 (Call 01/15/46)	868	905,046
4.00%, 11/15/47 (Call 05/15/47)	1,567	1,639,192
4.10%, 03/25/61 (Call 09/25/60)	640	669,722
4.13%, 05/15/45 (Call 11/15/44)	435	463,414
4.30%, 07/08/34 (Call 01/08/34)	688	779,291

110	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
4.38%, 05/15/55 (Call 11/15/54)	$505	$557,293
4.50%, 07/08/44 (Call 01/08/44)	439	496,474
5.38%, 07/15/40	680	846,954
6.13%, 07/08/39	282	379,022
6.50%, 04/15/38	562	777,965
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	135	134,244
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(b)	250	256,370
4.00%, 02/15/28 (Call 02/15/23)(b)	195	200,101
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(b)	245	237,373
5.38%, 12/01/28 (Call 12/01/23)(b)	205	209,496
Rocket Software Inc., 6.50%, 02/15/29 (Call 02/15/24)(b)	230	232,912
Roper Technologies Inc.
0.45%, 08/15/22	712	712,919
1.00%, 09/15/25 (Call 08/15/25)	295	292,596
1.40%, 09/15/27 (Call 07/15/27)	265	258,953
1.75%, 02/15/31 (Call 11/15/30)	630	589,844
2.00%, 06/30/30 (Call 03/30/30)	267	257,038
2.35%, 09/15/24 (Call 08/15/24)	540	567,194
2.95%, 09/15/29 (Call 06/15/29)	235	246,698
3.13%, 11/15/22 (Call 08/15/22)	40	41,391
3.65%, 09/15/23 (Call 08/15/23)	708	757,355
3.80%, 12/15/26 (Call 09/15/26)	879	983,425
3.85%, 12/15/25 (Call 09/15/25)	535	593,342
4.20%, 09/15/28 (Call 06/15/28)	803	916,817
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)	990	1,044,717
3.70%, 04/11/28 (Call 01/11/28)	537	603,287
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	1,170	1,068,631
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/01/22)(b)	375	386,370
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(b)	745	790,661
TSMC Global Ltd., 0.75%, 09/28/25	1,000	979,840
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	255	259,927
3.88%, 03/15/31 (Call 03/15/26)	85	87,213
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 09/01/25 (Call 09/01/21)(b)	690	716,289
10.50%, 02/01/24 (Call 02/01/22)(b)	400	410,044
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	547	562,912
3.90%, 08/21/27 (Call 05/21/27)	578	640,881
4.50%, 05/15/25 (Call 04/15/25)	155	173,285
4.65%, 05/15/27 (Call 03/15/27)	205	234,577
4.70%, 05/15/30 (Call 02/15/30)	881	1,026,700
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(b)	155	153,441

		100,603,557

Storage & Warehousing — 0.0%
GLP China Holdings Ltd., 4.97%, 02/26/24(e)	200	214,738
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 05/15/21)(b)	200	200,360
Modulaire Global Finance 2 PLC, 10.00%, 08/15/23 (Call 02/15/22)(b)	200	204,058

		619,156

Security	Par (000)	Value

Telecommunications — 1.7%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/23)(b)	$400	$396,520
10.50%, 05/15/27 (Call 05/15/22)(b)	600	675,888
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(b)	200	200,502
5.13%, 07/15/29 (Call 04/15/24)(b)	835	838,449
5.50%, 01/15/28 (Call 09/15/22)(b)	400	411,968
7.38%, 05/01/26 (Call 05/01/21)(b)	1,900	1,973,587
8.13%, 02/01/27 (Call 02/01/22)(b)	600	658,188
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	415	429,197
3.13%, 07/16/22	747	769,918
3.63%, 04/22/29 (Call 01/22/29)	1,080	1,176,044
4.38%, 07/16/42	205	237,372
4.38%, 04/22/49 (Call 10/22/48)	510	599,500
6.13%, 11/15/37	532	719,099
6.13%, 03/30/40	840	1,169,078
6.38%, 03/01/35	558	782,110
AT&T Inc.
0.90%, 03/25/24 (Call 03/25/22)	500	501,150
1.65%, 02/01/28 (Call 12/01/27)	1,106	1,075,917
2.25%, 02/01/32 (Call 11/01/31)	1,223	1,159,123
2.30%, 06/01/27 (Call 04/01/27)	298	305,688
2.55%, 12/01/33 (Call 09/01/33)(b)	4,287	4,084,782
2.63%, 12/01/22 (Call 09/01/22)	305	314,339
2.75%, 06/01/31 (Call 03/01/31)	1,022	1,021,356
3.00%, 06/30/22 (Call 04/30/22)	1,263	1,295,762
3.10%, 02/01/43 (Call 08/01/42)	702	651,477
3.30%, 02/01/52 (Call 08/01/51)	1,185	1,077,912
3.40%, 05/15/25 (Call 02/15/25)	1,605	1,748,214
3.50%, 06/01/41 (Call 12/01/40)	1,754	1,731,444
3.50%, 09/15/53 (Call 03/15/53)(b)	2,904	2,679,898
3.50%, 02/01/61 (Call 08/01/60)	865	787,730
3.55%, 09/15/55 (Call 03/15/55)(b)	3,319	3,058,492
3.65%, 06/01/51 (Call 12/01/50)	816	787,367
3.65%, 09/15/59 (Call 03/15/59)(b)	3,037	2,804,578
3.80%, 12/01/57 (Call 06/01/57)(b)	2,179	2,080,052
3.85%, 06/01/60 (Call 12/01/59)	390	374,419
3.90%, 03/11/24 (Call 12/11/23)	653	707,212
3.95%, 01/15/25 (Call 10/15/24)	535	591,212
4.05%, 12/15/23	1,000	1,091,740
4.10%, 02/15/28 (Call 11/15/27)	315	353,701
4.13%, 02/17/26 (Call 11/17/25)	145	163,186
4.30%, 02/15/30 (Call 11/15/29)	607	684,314
4.35%, 03/01/29 (Call 12/01/28)	1,009	1,144,680
4.35%, 06/15/45 (Call 12/15/44)	5	5,451
4.45%, 04/01/24 (Call 01/01/24)	729	802,235
4.50%, 05/15/35 (Call 11/15/34)	1,811	2,050,776
4.50%, 03/09/48 (Call 09/09/47)	435	477,591
4.55%, 03/09/49 (Call 09/09/48)	403	444,594
4.65%, 06/01/44 (Call 12/01/43)	304	341,848
4.75%, 05/15/46 (Call 11/15/45)	318	364,806
4.80%, 06/15/44 (Call 12/15/43)	70	80,322
4.85%, 03/01/39 (Call 09/01/38)	628	732,041
4.85%, 07/15/45 (Call 01/15/45)	510	589,907
4.90%, 08/15/37 (Call 02/14/37)	483	573,079
4.90%, 06/15/42	684	794,842
5.15%, 03/15/42	850	1,027,063
5.15%, 02/15/50 (Call 08/14/49)	637	769,783
5.25%, 03/01/37 (Call 09/01/36)	75	91,290

S C H E D U L E O F I N V E S T M E N T S	111

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.35%, 09/01/40	$61	$75,214
5.45%, 03/01/47 (Call 09/01/46)	150	187,680
5.55%, 08/15/41	50	62,519
5.65%, 02/15/47 (Call 08/15/46)	400	516,000
5.70%, 03/01/57 (Call 09/01/56)	280	360,424
6.15%, 09/15/34	60	77,612
6.25%, 03/29/41	92	123,664
6.38%, 03/01/41	400	544,984
6.55%, 02/15/39	50	67,421
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(b)	390	414,901
Axiata SPV2 Bhd, 2.16%, 08/19/30 (Call 05/19/30)(e)	1,000	968,010
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50 (Call 02/19/50)(e)	400	365,760
Bell Canada
3.65%, 03/17/51 (Call 09/17/50)	295	305,995
4.30%, 07/29/49 (Call 01/29/49)	539	621,251
4.46%, 04/01/48 (Call 10/01/47)	301	355,195
Bharti Airtel International Netherlands BV
5.13%, 03/11/23(e)	600	638,160
5.35%, 05/20/24(e)	400	440,260
Bharti Airtel Ltd.
3.25%, 06/03/31 (Call 03/05/31)(b)	1,400	1,362,088
4.38%, 06/10/25(e)	500	539,670
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(b)	250	263,415
4.25%, 11/08/49 (Call 05/08/49)(b)	305	335,473
4.50%, 12/04/23 (Call 11/04/23)	306	334,599
5.13%, 12/04/28 (Call 09/24/28)	35	41,413
9.63%, 12/15/30	708	1,105,584
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)(b)	400	425,588
7.50%, 10/15/26 (Call 10/15/21)(b)	400	421,976
Cincinnati Bell Inc.
7.00%, 07/15/24 (Call 09/15/21)(b)	250	257,863
8.00%, 10/15/25 (Call 10/15/21)(b)	175	185,586
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	434	452,797
2.50%, 09/20/26 (Call 06/20/26)	765	823,209
2.60%, 02/28/23	100	104,332
2.95%, 02/28/26	440	480,128
3.00%, 06/15/22	62	63,913
3.50%, 06/15/25	70	77,553
3.63%, 03/04/24	357	388,923
5.50%, 01/15/40	761	1,050,819
5.90%, 02/15/39	384	548,686
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30 (Call 04/17/30)(e)	250	263,335
CommScope Inc.
5.50%, 03/01/24 (Call 03/01/22)(b)	222	228,871
6.00%, 03/01/26 (Call 03/01/22)(b)	470	495,342
7.13%, 07/01/28 (Call 07/01/23)(b)	325	350,425
8.25%, 03/01/27 (Call 03/01/22)(b)	360	385,564
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(b)	350	346,419
6.00%, 06/15/25 (Call 06/15/21)(b)	389	395,955
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(b)	700	730,065
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(b)	75	76,160
6.50%, 10/01/28 (Call 10/01/23)(b)	360	387,832

Security	Par (000)	Value

Telecommunications (continued)
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	$150	$153,423
3.90%, 11/15/49 (Call 05/15/49)	305	333,392
4.38%, 11/15/57 (Call 05/15/57)	808	892,670
4.70%, 03/15/37	61	70,689
4.75%, 03/15/42	399	473,150
5.35%, 11/15/48 (Call 05/15/48)	105	136,388
5.45%, 11/15/79 (Call 05/15/79)	315	403,695
5.75%, 08/15/40	120	155,422
5.85%, 11/15/68 (Call 05/15/68)	175	242,141
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(b)	860	886,221
Deutsche Telekom International Finance BV
2.49%, 09/19/23 (Call 07/19/23)(b)	30	31,185
3.60%, 01/19/27 (Call 10/19/26)(b)	15	16,556
4.38%, 06/21/28 (Call 03/21/28)(b)	320	368,736
4.75%, 06/21/38 (Call 12/21/37)(b)	150	178,974
8.75%, 06/15/30	1,100	1,638,945
9.25%, 06/01/32	274	442,488
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd.
8.75%, 05/25/24 (Call 05/25/21)(e)	400	417,188
8.75%, 05/25/24 (Call 05/27/21)(d)(e)	400	417,640
DKT Finance ApS, 9.38%, 06/17/23 (Call 06/17/21)(b)	200	206,000
Embarq Corp., 8.00%, 06/01/36	665	774,406
Empresa Nacional de Telecomunicaciones SA
4.75%, 08/01/26 (Call 05/03/26)(e)	600	666,888
4.88%, 10/30/24 (Call 07/30/24)(e)	200	215,018
Frontier Communications Corp.
5.00%, 05/01/28 (Call 05/01/24)(b)	660	674,883
5.88%, 10/15/27 (Call 10/15/23)(b)	420	446,376
6.75%, 05/01/29 (Call 05/01/24)(b)	470	495,371
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(b)	320	335,802
HC2 Holdings Inc., 8.50%, 02/01/26 (Call 02/01/23)(b)	180	177,745
HKT Capital No. 2 Ltd., 3.63%, 04/02/25(e)	220	235,426
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(e)	400	421,760
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(e)	400	415,536
Hughes Satellite Systems Corp.
5.25%, 08/01/26	312	343,840
6.63%, 08/01/26	400	443,224
Intrado Corp., 8.50%, 10/15/25 (Call 10/15/21)(b)	250	254,218
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	390	386,373
2.00%, 12/10/30 (Call 09/10/30)	255	238,254
3.75%, 08/15/29 (Call 05/15/29)	267	291,228
5.95%, 03/15/41	314	401,656
Koninklijke KPN NV, 8.38%, 10/01/30	40	55,075
KT Corp.
1.00%, 09/01/25(e)	400	395,400
2.50%, 07/18/26(b)	125	131,403
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(b)	327	348,350
3.63%, 01/15/29 (Call 01/15/24)(b)	340	329,667
3.75%, 07/15/29 (Call 01/15/24)(b)	400	389,832
3.88%, 11/15/29 (Call 08/15/29)(b)	50	53,041
4.25%, 07/01/28 (Call 07/01/23)(b)	410	412,907
4.63%, 09/15/27 (Call 09/15/22)(b)	395	407,162
5.25%, 03/15/26 (Call 03/15/22)	394	405,934
5.38%, 05/01/25 (Call 05/01/21)	125	127,724

112	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Ligado Networks LLC (15.50% PIK), 15.50%, 11/01/23(b)(f)	$1,225	$1,107,419
Ligado Networks LLC (17.50% PIK), 17.50%, 05/01/24(f)	250	191,498
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26 (Call 03/04/23)(b)	600	632,868
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(b)	410	426,855
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(b)	535	544,309
4.50%, 01/15/29 (Call 01/15/24)(b)	400	393,876
5.13%, 12/15/26 (Call 12/15/22)(b)	515	539,977
5.63%, 04/01/25 (Call 01/01/25)	219	236,483
Series G, 6.88%, 01/15/28	195	220,217
Series P, 7.60%, 09/15/39	300	344,565
Series T, 5.80%, 03/15/22	671	693,163
Series U, 7.65%, 03/15/42	200	228,452
Series W, 6.75%, 12/01/23	300	331,923
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	350	391,468
Millicom International Cellular SA, 6.25%, 03/25/29 (Call 03/25/24)(e)	180	201,566
Mobile Telesystems OJSC Via MTS International Funding DAC, 5.00%, 05/30/23(e)	200	213,180
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	507	489,767
4.00%, 09/01/24	321	352,773
4.60%, 02/23/28 (Call 11/23/27)	546	628,648
4.60%, 05/23/29 (Call 02/23/29)	582	668,992
5.50%, 09/01/44	180	223,562
MTN Mauritius Investments Ltd.
4.76%, 11/11/24(e)	740	784,185
6.50%, 10/13/26(e)	200	226,992
Network i2i Ltd., 3.98%, (Call 06/03/26)(a)(e)(g)	400	402,568
Nokia OYJ
3.38%, 06/12/22	139	142,560
4.38%, 06/12/27	100	109,452
6.63%, 05/15/39	225	289,183
NTT Finance Corp.
0.37%, 03/03/23(b)	1,425	1,425,256
0.58%, 03/01/24(b)	1,665	1,662,286
1.16%, 04/03/26 (Call 03/03/26)(b)	2,740	2,719,203
1.59%, 04/03/28 (Call 02/03/28)(b)	2,800	2,750,832
2.07%, 04/03/31 (Call 01/03/31)(b)	2,520	2,504,426
Ooredoo International Finance Ltd.
3.25%, 02/21/23(b)	400	418,000
3.75%, 06/22/26(e)	200	220,592
3.88%, 01/31/28(b)	400	450,012
4.50%, 01/31/43(b)(d)	200	237,344
Orange SA
5.38%, 01/13/42	234	308,260
5.50%, 02/06/44 (Call 08/06/43)	444	600,186
9.00%, 03/01/31	481	751,009
Oztel Holdings SPC Ltd.
5.63%, 10/24/23(e)	200	213,438
6.63%, 04/24/28(e)	250	278,667
PCCW-HKT Capital No. 5 Ltd., 3.75%, 03/08/23(e)	200	209,430
Plantronics Inc.
4.75%, 03/01/29 (Call 03/01/24)(b)	225	221,623
5.50%, 05/31/23 (Call 05/15/21)(b)	125	125,103
PLDT Inc., 3.45%, 06/23/50 (Call 03/23/50)(e)	400	400,064
Proven Glory Capital Ltd., 4.00%, 02/21/27(e)	400	416,832

Security	Par (000)	Value

Telecommunications (continued)
Proven Honour Capital Ltd., 4.13%, 05/06/26(e)	$600	$633,924
QualityTech LP/QTS Finance Corp., 3.88%, 10/01/28 (Call 10/01/23)(b)	210	211,892
Qwest Corp., 7.25%, 09/15/25	120	141,536
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	140	149,594
3.00%, 03/15/23 (Call 12/15/22)	40	41,600
3.63%, 12/15/25 (Call 09/15/25)	655	720,231
3.70%, 11/15/49 (Call 05/15/49)	470	477,327
4.10%, 10/01/23 (Call 07/01/23)	323	347,532
4.30%, 02/15/48 (Call 08/15/47)	385	426,803
4.35%, 05/01/49 (Call 11/01/48)	640	711,187
4.50%, 03/15/43 (Call 09/15/42)	207	234,668
5.00%, 03/15/44 (Call 09/15/43)	372	447,516
7.50%, 08/15/38	45	66,497
Sable International Finance Ltd., 5.75%, 09/07/27 (Call 09/07/22)(e)	400	421,648
Saudi Telecom Co., 3.89%, 05/13/29(e)	200	220,858
SES Global Americas Holdings GP, 5.30%, 03/25/44(b)	104	118,944
SES SA, 3.60%, 04/04/23(b)	325	341,451
SingTel Group Treasury Pte Ltd.
1.88%, 06/10/30 (Call 03/10/30)(e)	600	583,014
2.38%, 08/28/29 (Call 05/28/29)(e)	600	609,270
3.25%, 06/30/25(e)	200	216,268
3.88%, 08/28/28 (Call 05/28/28)(e)	400	448,304
Sprint Capital Corp.
6.88%, 11/15/28	1,085	1,366,340
8.75%, 03/15/32	900	1,333,773
Sprint Communications Inc., 6.00%, 11/15/22	865	923,906
Sprint Corp.
7.13%, 06/15/24	1,060	1,224,660
7.63%, 02/15/25 (Call 11/15/24)	635	755,739
7.63%, 03/01/26 (Call 11/01/25)	780	956,569
7.88%, 09/15/23	1,670	1,905,219
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 09/20/29(b)	450	482,503
Switch Ltd., 3.75%, 09/15/28 (Call 09/15/23)(b)	320	317,981
Telecom Italia Capital SA
6.00%, 09/30/34	425	478,809
6.38%, 11/15/33	415	487,998
7.20%, 07/18/36	425	528,453
7.72%, 06/04/38	443	580,583
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)	600	654,870
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	631	652,019
Telefonica Emisiones SA
4.10%, 03/08/27	700	785,498
4.57%, 04/27/23	150	161,547
4.67%, 03/06/38	410	468,089
4.90%, 03/06/48	1,136	1,302,924
5.21%, 03/08/47	751	888,185
5.52%, 03/01/49 (Call 09/01/48)	351	435,914
7.05%, 06/20/36	442	621,023
Telefonica Europe BV, 8.25%, 09/15/30	462	660,974
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(b)	135	132,226
5.63%, 12/06/26 (Call 12/06/23)(b)	30	30,185
6.50%, 10/15/27 (Call 10/15/22)(b)	255	250,502
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	55	58,897

S C H E D U L E O F I N V E S T M E N T S	113

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	$150	$159,777
3.70%, 09/15/27 (Call 06/15/27)	292	326,275
4.30%, 06/15/49 (Call 12/15/48)	180	205,582
4.60%, 11/16/48 (Call 05/16/48)	408	485,646
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)(b)	365	365,646
2.05%, 02/15/28 (Call 12/15/27)(b)	755	750,077
2.25%, 02/15/26 (Call 02/15/23)	500	503,420
2.25%, 11/15/31 (Call 08/15/31)(b)	520	497,630
2.55%, 02/15/31 (Call 11/15/30)(b)	1,394	1,374,832
2.63%, 04/15/26 (Call 04/15/23)	555	564,540
2.63%, 02/15/29 (Call 02/15/24)	340	331,208
2.88%, 02/15/31 (Call 02/15/26)	335	326,648
3.00%, 02/15/41 (Call 08/15/40)(b)	867	812,656
3.30%, 02/15/51 (Call 08/15/50)(b)	967	903,014
3.38%, 04/15/29 (Call 04/15/24)	430	437,559
3.50%, 04/15/25 (Call 03/15/25)(b)	1,873	2,030,351
3.50%, 04/15/31 (Call 04/15/26)	525	532,282
3.60%, 11/15/60 (Call 05/15/60)(b)	870	832,268
3.75%, 04/15/27 (Call 02/15/27)(b)	1,597	1,759,127
3.88%, 04/15/30 (Call 01/15/30)(b)	2,365	2,580,759
4.00%, 04/15/22 (Call 03/16/22)	100	102,360
4.38%, 04/15/40 (Call 10/15/39)(b)	625	696,212
4.50%, 02/01/26 (Call 02/01/22)	600	614,850
4.50%, 04/15/50 (Call 10/15/49)(b)	995	1,122,370
4.75%, 02/01/28 (Call 02/01/23)	579	618,679
5.13%, 04/15/25 (Call 04/15/22)	300	305,073
5.38%, 04/15/27 (Call 04/15/22)	205	217,431
6.00%, 03/01/23 (Call 05/11/21)	225	226,836
6.00%, 04/15/24 (Call 05/11/21)	150	151,091
Total Play Telecomunicaciones SA de CV, 7.50%, 11/12/25	200	199,536
Trilogy International Partners LLC/Trilogy International Finance Inc., 8.88%, 05/01/22 (Call 05/01/21)(b)(d)	375	369,521
Turk Telekomunikasyon AS, 4.88%, 06/19/24(e)	200	207,164
Turkcell Iletisim Hizmetleri AS, 5.80%, 04/11/28 (Call 01/11/28)(e)	400	419,208
United States Cellular Corp., 6.70%, 12/15/33	278	347,272
VEON Holdings BV
3.38%, 11/25/27 (Call 08/25/27)(b)	600	603,846
4.00%, 04/09/25 (Call 01/09/25)(b)	936	983,624
4.95%, 06/16/24 (Call 03/16/24)(e)	200	214,188
5.95%, 02/13/23(e)	200	212,962
7.25%, 04/26/23 (Call 01/26/23)(e)	200	216,808
Verizon Communications Inc.
0.75%, 03/22/24	560	562,430
0.85%, 11/20/25 (Call 10/20/25)	1,920	1,893,907
1.45%, 03/20/26 (Call 02/20/26)	535	538,140
1.68%, 10/30/30 (Call 07/30/30)(b)	940	879,896
1.75%, 01/20/31 (Call 10/20/30)	2,265	2,127,424
2.10%, 03/22/28 (Call 01/22/28)	815	822,449
2.45%, 11/01/22 (Call 08/01/22)	525	538,855
2.55%, 03/21/31 (Call 12/21/30)	1,275	1,279,501
2.63%, 08/15/26	697	740,319
2.65%, 11/20/40 (Call 05/20/40)	2,470	2,292,333
2.88%, 11/20/50 (Call 05/20/50)	1,945	1,767,071
2.99%, 10/30/56 (Call 04/30/56)(b)	773	692,840
3.00%, 03/22/27 (Call 01/22/27)	117	125,664
3.00%, 11/20/60 (Call 05/20/60)	2,335	2,090,105

Security	Par (000)	Value

Telecommunications (continued)
3.15%, 03/22/30 (Call 12/22/29)	$806	$853,175
3.38%, 02/15/25	1,277	1,392,977
3.40%, 03/22/41 (Call 09/22/40)	960	982,685
3.50%, 11/01/24 (Call 08/01/24)	775	841,937
3.55%, 03/22/51 (Call 09/22/50)	1,200	1,221,528
3.70%, 03/22/61 (Call 09/22/60)	920	931,187
3.85%, 11/01/42 (Call 05/01/42)	1,105	1,202,958
3.88%, 02/08/29 (Call 11/08/28)	490	551,505
4.00%, 03/22/50 (Call 09/22/49)	1,110	1,213,097
4.02%, 12/03/29 (Call 09/03/29)	528	596,909
4.13%, 03/16/27	1,307	1,488,647
4.13%, 08/15/46	344	386,412
4.15%, 03/15/24 (Call 12/15/23)	10	10,911
4.27%, 01/15/36	949	1,090,970
4.33%, 09/21/28	1,312	1,512,447
4.40%, 11/01/34 (Call 05/01/34)	999	1,166,862
4.50%, 08/10/33	957	1,127,648
4.52%, 09/15/48	1,400	1,658,538
4.67%, 03/15/55	105	128,986
4.75%, 11/01/41	255	308,088
4.81%, 03/15/39	902	1,093,477
4.86%, 08/21/46	1,322	1,636,504
5.01%, 04/15/49	52	65,774
5.01%, 08/21/54	48	61,976
5.15%, 09/15/23	1,624	1,791,759
5.25%, 03/16/37	100	127,315
6.40%, 09/15/33	5	6,724
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/21)(b)	177	181,092
5.63%, 04/15/27 (Call 04/15/22)(b)	280	294,073
6.50%, 07/15/28 (Call 06/17/23)(b)	320	337,178
Vmed O2 UK Financing I PLC, 4.25%, 01/31/31 (Call 01/31/26)(b)	600	586,806
Vodafone Group PLC
4.13%, 05/30/25	675	755,507
4.25%, 09/17/50	820	913,275
4.38%, 05/30/28	710	817,373
4.38%, 02/19/43	520	589,862
4.88%, 06/19/49	580	704,369
5.00%, 05/30/38	433	528,758
5.13%, 06/19/59	665	824,913
5.25%, 05/30/48	940	1,196,573
6.15%, 02/27/37	330	445,249
6.25%, 11/30/32	120	159,383
7.00%, 04/04/79 (Call 01/04/29)(a)	810	988,111
7.88%, 02/15/30	110	155,525
VTR Comunicaciones SpA, 5.13%, 01/15/28 (Call 07/15/23)(e)	200	209,854
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(b)	611	636,283
Xiaomi Best Time International Ltd., 3.38%, 04/29/30	800	801,992
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 03/01/22)(b)	510	506,318
6.13%, 03/01/28 (Call 03/01/23)(b)	475	490,276

		217,724,370

Textiles — 0.0%
Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC, 7.50%, 05/01/25 (Call 05/01/21)(e)	200	182,464

114	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Textiles (continued)
Mohawk Industries Inc.
3.63%, 05/15/30 (Call 02/15/30)	$180	$194,963
3.85%, 02/01/23 (Call 11/01/22)	448	469,867

		847,294

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
2.60%, 11/19/22	290	298,894
3.00%, 11/19/24 (Call 10/19/24)	403	429,239
3.50%, 09/15/27 (Call 06/15/27)	624	677,327
3.55%, 11/19/26 (Call 09/19/26)	380	415,937
3.90%, 11/19/29 (Call 08/19/29)	450	491,152
5.10%, 05/15/44 (Call 11/15/43)	222	255,145
6.35%, 03/15/40	225	297,241
Mattel Inc.
3.15%, 03/15/23 (Call 12/15/22)	50	51,228
3.38%, 04/01/26 (Call 04/01/23)(b)	125	129,424
3.75%, 04/01/29 (Call 04/01/24)(b)	215	219,984
5.45%, 11/01/41 (Call 05/01/41)	150	171,451
5.88%, 12/15/27 (Call 12/15/22)(b)	360	395,428
6.20%, 10/01/40	100	121,357
6.75%, 12/31/25 (Call 12/31/21)(b)	101	106,199

		4,060,006

Transportation — 0.7%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 07/15/21)(b)	350	319,434
AP Moller - Maersk A/S
3.75%, 09/22/24 (Call 06/22/24)(b)	120	129,496
3.88%, 09/28/25 (Call 06/28/25)(b)	255	279,732
4.50%, 06/20/29 (Call 03/20/29)(b)	100	113,299
AVIC International Finance & Investment Ltd., 3.30%, 09/23/30 (Call 06/23/30)(e)	400	378,144
BPHL Capital Management Ltd., 5.95%, 02/27/23(e)	200	177,996
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	172	179,448
3.00%, 04/01/25 (Call 01/01/25)	230	247,800
3.05%, 09/01/22 (Call 06/01/22)	600	617,850
3.05%, 02/15/51 (Call 08/15/50)	295	289,920
3.25%, 06/15/27 (Call 03/15/27)	686	750,285
3.30%, 09/15/51 (Call 03/15/51)	700	714,833
3.40%, 09/01/24 (Call 12/01/23)	194	210,539
3.55%, 02/15/50 (Call 08/15/49)	165	176,128
3.65%, 09/01/25 (Call 06/01/25)	200	221,022
3.75%, 04/01/24 (Call 01/01/24)	185	200,407
3.85%, 09/01/23 (Call 06/01/23)	336	360,777
3.90%, 08/01/46 (Call 02/01/46)	459	511,656
4.05%, 06/15/48 (Call 12/15/47)	453	516,868
4.13%, 06/15/47 (Call 12/15/46)	268	309,082
4.15%, 04/01/45 (Call 10/01/44)	780	899,083
4.15%, 12/15/48 (Call 06/15/48)	150	173,873
4.38%, 09/01/42 (Call 03/01/42)	625	740,250
4.40%, 03/15/42 (Call 09/15/41)	100	118,550
4.45%, 03/15/43 (Call 09/15/42)	295	355,929
4.55%, 09/01/44 (Call 03/01/44)	193	235,321
4.70%, 09/01/45 (Call 03/01/45)	269	333,167
4.90%, 04/01/44 (Call 10/01/43)	325	413,835
4.95%, 09/15/41 (Call 03/15/41)	60	75,980
5.05%, 03/01/41 (Call 09/01/40)	338	430,511
5.15%, 09/01/43 (Call 03/01/43)	260	340,876
5.40%, 06/01/41 (Call 12/01/40)	110	145,299

Security	Par (000)	Value

Transportation (continued)
5.75%, 05/01/40 (Call 11/01/39)	$470	$641,503
6.15%, 05/01/37	25	34,938
6.20%, 08/15/36	150	208,587
7.00%, 12/15/25	100	125,546
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	700	609,917
2.75%, 03/01/26 (Call 12/01/25)	260	277,651
2.95%, 11/21/24 (Call 08/21/24)	400	428,356
3.20%, 08/02/46 (Call 02/02/46)	215	218,141
3.65%, 02/03/48 (Call 08/03/47)	176	190,541
6.20%, 06/01/36	200	277,542
6.25%, 08/01/34	3	4,185
6.38%, 11/15/37	20	28,346
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	180	174,852
2.90%, 02/01/25 (Call 11/01/24)	371	394,447
4.00%, 06/01/28 (Call 03/01/28)	235	263,740
4.45%, 03/15/23 (Call 12/15/22)	50	53,182
4.80%, 09/15/35 (Call 03/15/35)	70	85,084
4.80%, 08/01/45 (Call 02/01/45)	347	432,636
5.95%, 05/15/37	65	88,808
6.13%, 09/15/15 (Call 03/15/15)	118	176,386
7.13%, 10/15/31	325	458,204
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/23)(b)	300	307,077
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	145	164,436
COSCO Finance 2011 Ltd., 4.00%, 12/03/22(e)	400	416,960
CRCC Chengan Ltd., 3.97%, (Call 06/27/24)(a)(e)(g)	1,000	1,025,580
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	234	237,140
2.50%, 05/15/51 (Call 11/15/50)	425	366,775
2.60%, 11/01/26 (Call 08/01/26)	280	297,413
3.25%, 06/01/27 (Call 03/01/27)	939	1,024,177
3.35%, 11/01/25 (Call 08/01/25)	190	207,822
3.35%, 09/15/49 (Call 03/15/49)	140	140,442
3.40%, 08/01/24 (Call 05/01/24)	473	511,966
3.80%, 03/01/28 (Call 12/01/27)	725	808,237
3.80%, 11/01/46 (Call 05/01/46)	298	322,144
3.80%, 04/15/50 (Call 10/15/49)	80	86,445
3.95%, 05/01/50 (Call 11/01/49)	450	500,103
4.10%, 03/15/44 (Call 09/15/43)	390	437,709
4.25%, 03/15/29 (Call 12/15/28)	240	275,153
4.25%, 11/01/66 (Call 05/01/66)	150	175,602
4.30%, 03/01/48 (Call 09/01/47)	210	242,756
4.40%, 03/01/43 (Call 09/01/42)	35	40,522
4.50%, 03/15/49 (Call 09/15/48)	390	461,994
4.50%, 08/01/54 (Call 02/01/54)	200	241,774
4.65%, 03/01/68 (Call 09/01/67)	50	61,887
4.75%, 05/30/42 (Call 11/30/41)	289	353,724
4.75%, 11/15/48 (Call 05/15/48)	228	280,050
5.50%, 04/15/41 (Call 10/15/40)	70	92,152
6.00%, 10/01/36	140	189,934
6.15%, 05/01/37	79	108,249
6.22%, 04/30/40	155	219,046
Danaos Corp., 8.50%, 03/01/28 (Call 03/01/24)	200	215,208
Eastern Creation II Investment Holdings Ltd., 1.00%, 09/10/23(e)	1,000	997,720
Empresa de los Ferrocarriles del Estado, 3.07%, 08/18/50	400	350,680

S C H E D U L E O F I N V E S T M E N T S	115

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/30 (Call 02/07/30)(e)	$200	$215,356
4.70%, 05/07/50 (Call 11/07/49)(e)	200	228,242
5.00%, 01/25/47 (Call 07/25/46)(e)	600	699,348
ENA Master Trust, 4.00%, 05/19/48 (Call 02/19/48)(e)	400	402,668
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)	315	312,209
2.63%, 08/01/22	338	347,488
3.10%, 08/05/29 (Call 05/05/29)	545	580,174
3.20%, 02/01/25	410	446,822
3.25%, 04/01/26 (Call 01/01/26)	595	647,402
3.25%, 05/15/41 (Call 11/15/40)	430	427,287
3.30%, 03/15/27 (Call 12/15/26)	393	438,411
3.40%, 02/15/28 (Call 11/15/27)	235	256,878
3.88%, 08/01/42	140	149,617
3.90%, 02/01/35	704	783,601
4.00%, 01/15/24	281	307,442
4.05%, 02/15/48 (Call 08/15/47)	470	512,925
4.10%, 04/15/43	250	274,297
4.10%, 02/01/45	165	179,789
4.20%, 10/17/28 (Call 07/17/28)	75	85,784
4.25%, 05/15/30 (Call 02/15/30)	187	214,050
4.40%, 01/15/47 (Call 07/15/46)	130	148,717
4.55%, 04/01/46 (Call 10/01/45)	464	539,618
4.75%, 11/15/45 (Call 05/15/45)	460	551,623
4.90%, 01/15/34	193	234,561
4.95%, 10/17/48 (Call 04/17/48)	234	288,786
5.10%, 01/15/44	345	427,448
5.25%, 05/15/50 (Call 11/15/49)	778	1,009,066
2020-1, Class AA, 1.88%, 08/20/35	170	166,252
Guangzhou Metro Investment Finance BVI Ltd., 1.51%, 09/17/25(e)	600	582,288
Hidrovias International Finance Sarl, 4.95%, 02/08/31 (Call 02/08/26)(b)	400	406,852
Indian Railway Finance Corp. Ltd.
2.80%, 02/10/31(e)	400	379,124
3.25%, 02/13/30(e)	600	596,088
3.73%, 03/29/24(e)	300	319,113
3.95%, 02/13/50(e)	600	571,386
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	65	67,042
3.88%, 03/01/26 (Call 01/01/26)	1,110	1,235,497
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	860	896,068
3.00%, 05/15/23 (Call 02/15/23)	25	26,001
4.20%, 11/15/69 (Call 05/15/69)	479	527,048
4.30%, 05/15/43 (Call 11/15/42)	25	28,145
4.70%, 05/01/48 (Call 11/01/47)	65	78,060
4.95%, 08/15/45 (Call 02/15/45)	515	637,230
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42(e)	400	536,980
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23
(Call 06/01/21)(b)	100	100,192
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	311	341,397
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(e)	360	412,346
MTR Corp. Ltd., 1.63%, 08/19/30(e)	1,093	1,036,612
MV24 Capital BV, 6.75%, 06/01/34(e)	189	200,855
Navios South American Logistics Inc./Navios Logistics Finance US Inc., 10.75%, 07/01/25 (Call 08/01/22)(e)	200	220,346

Security	Par (000)	Value

Transportation (continued)
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	$900	$925,569
2.90%, 02/15/23 (Call 11/15/22)	345	358,065
2.90%, 06/15/26 (Call 03/15/26)	489	527,093
3.05%, 05/15/50 (Call 11/15/49)	340	325,951
3.15%, 06/01/27 (Call 03/01/27)	315	342,714
3.16%, 05/15/55 (Call 11/15/54)	402	384,079
3.40%, 11/01/49 (Call 05/01/49)	120	121,591
3.65%, 08/01/25 (Call 06/01/25)	83	91,082
3.80%, 08/01/28 (Call 05/01/28)	185	206,710
3.85%, 01/15/24 (Call 10/15/23)	355	382,775
3.94%, 11/01/47 (Call 05/01/47)	218	240,788
3.95%, 10/01/42 (Call 04/01/42)	100	111,737
4.05%, 08/15/52 (Call 02/15/52)	58	64,709
4.10%, 05/15/49 (Call 11/15/48)	383	432,284
4.15%, 02/28/48 (Call 08/28/47)	200	227,158
4.45%, 06/15/45 (Call 12/15/44)	40	46,986
4.65%, 01/15/46 (Call 07/15/45)	583	701,903
4.84%, 10/01/41	195	242,369
Pelabuhan Indonesia II PT
4.25%, 05/05/25(e)	200	217,640
5.38%, 05/05/45(e)	220	262,302
Pelabuhan Indonesia III Persero PT, 4.50%, 05/02/23(e)	400	425,040
Rumo Luxembourg Sarl, 5.88%, 01/18/25 (Call 01/18/22)(e)	200	211,054
Russian Railways via RZD Capital PLC, 4.38%, 03/01/24(e)	400	426,848
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	40	41,011
2.50%, 09/01/24 (Call 08/01/24)	679	713,894
2.88%, 06/01/22 (Call 05/01/22)	480	491,803
2.90%, 12/01/26 (Call 10/01/26)	240	256,471
3.35%, 09/01/25 (Call 08/01/25)	275	298,716
3.40%, 03/01/23 (Call 02/01/23)	152	159,767
3.65%, 03/18/24 (Call 02/18/24)	380	410,115
3.75%, 06/09/23 (Call 05/09/23)	465	494,755
3.88%, 12/01/23 (Call 11/01/23)	50	53,980
4.63%, 06/01/25 (Call 05/01/25)	492	556,910
SF Holding Investment Ltd., 2.88%, 02/20/30(e)	200	199,566
Simpar Europe SA, 5.20%, 01/26/31	400	404,040
Transnet SOC Ltd., 4.00%, 07/26/22(b)	400	408,432
TTX Co., 4.60%, 02/01/49 (Call 08/01/48)(b)	255	313,339
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/24(e)	200	204,808
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	570	592,008
2.40%, 02/05/30 (Call 11/05/29)	335	340,504
2.75%, 04/15/23 (Call 01/15/23)	235	244,517
2.75%, 03/01/26 (Call 12/01/25)	278	296,940
2.95%, 01/15/23 (Call 10/15/22)	205	212,413
2.97%, 09/16/62 (Call 03/16/62)(b)	150	135,527
3.00%, 04/15/27 (Call 01/15/27)	105	113,792
3.15%, 03/01/24 (Call 02/01/24)	609	651,782
3.25%, 01/15/25 (Call 10/15/24)	115	124,161
3.25%, 08/15/25 (Call 05/15/25)	475	515,764
3.25%, 02/05/50 (Call 08/05/49)	401	399,849
3.35%, 08/15/46 (Call 02/15/46)	100	101,857
3.38%, 02/01/35 (Call 08/01/34)	255	273,322
3.50%, 06/08/23 (Call 05/08/23)	468	496,679

116	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.55%, 08/15/39 (Call 02/15/39)	$70	$75,186
3.60%, 09/15/37 (Call 03/15/37)	258	280,461
3.65%, 02/15/24 (Call 11/15/23)	395	425,344
3.70%, 03/01/29 (Call 12/01/28)	401	446,650
3.75%, 03/15/24 (Call 12/15/23)	135	146,008
3.75%, 07/15/25 (Call 05/15/25)	220	243,736
3.75%, 02/05/70 (Call 08/05/69)	708	731,633
3.80%, 10/01/51 (Call 04/01/51)	280	303,027
3.84%, 03/20/60 (Call 09/20/59)	340	365,490
3.88%, 02/01/55 (Call 08/01/54)	183	196,908
3.95%, 09/10/28 (Call 06/10/28)	619	704,626
3.95%, 08/15/59 (Call 02/15/59)	175	191,410
4.00%, 04/15/47 (Call 10/15/46)	955	1,059,038
4.05%, 11/15/45 (Call 05/15/45)	135	149,113
4.05%, 03/01/46 (Call 09/01/45)	115	129,083
4.10%, 09/15/67 (Call 03/15/67)	49	53,916
4.15%, 01/15/45 (Call 07/15/44)	72	80,239
4.16%, 07/15/22 (Call 04/15/22)	256	265,175
4.30%, 03/01/49 (Call 09/01/48)	10	11,660
4.38%, 09/10/38 (Call 03/10/38)	180	212,150
4.38%, 11/15/65 (Call 05/15/65)	221	258,718
4.50%, 09/10/48 (Call 03/10/48)	650	771,699
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	745	783,099
2.35%, 05/16/22 (Call 04/16/22)	433	441,682
2.40%, 11/15/26 (Call 08/15/26)	413	438,664
2.45%, 10/01/22	624	643,475
2.50%, 04/01/23 (Call 03/01/23)	215	223,716
2.50%, 09/01/29 (Call 06/01/29)	182	187,875
2.80%, 11/15/24 (Call 09/15/24)	145	155,701
3.05%, 11/15/27 (Call 08/15/27)	1,009	1,110,304
3.40%, 03/15/29 (Call 12/15/28)	210	231,569
3.40%, 11/15/46 (Call 05/15/46)	170	181,014
3.40%, 09/01/49 (Call 03/01/49)	79	84,020
3.63%, 10/01/42	70	77,048
3.75%, 11/15/47 (Call 05/15/47)	254	285,229
3.90%, 04/01/25 (Call 03/01/25)	309	343,892
4.25%, 03/15/49 (Call 09/15/48)	345	414,987
4.45%, 04/01/30 (Call 01/01/30)	545	645,356
4.88%, 11/15/40 (Call 05/15/40)	105	133,321
5.20%, 04/01/40 (Call 10/01/39)	610	803,394
5.30%, 04/01/50 (Call 10/01/49)	802	1,114,066
6.20%, 01/15/38	532	766,346
Watco Companies LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 06/15/23)(b)	315	336,033
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 08/15/22)(b)	100	113,371
XPO CNW Inc., 6.70%, 05/01/34	125	148,648
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/21)(b)	95	96,230
6.25%, 05/01/25 (Call 05/01/22)(b)	556	595,515
6.75%, 08/15/24 (Call 08/15/21)(b)	200	209,794

		81,824,178

Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(b)	200	214,438
CMB International Leasing Management Ltd.
1.88%, 08/12/25(e)	400	393,456
2.75%, 08/12/30(e)	200	192,460
3.00%, 07/03/24(e)	400	415,140

Security	Par (000)	Value

Trucking & Leasing (continued)
DAE Funding LLC
2.63%, 03/20/25 (Call 02/20/25)(b)	$800	$808,064
3.38%, 03/20/28 (Call 01/20/28)(e)	600	598,842
5.00%, 08/01/24 (Call 08/01/21)(e)	600	618,810
Fly Leasing Ltd., 5.25%, 10/15/24 (Call 10/15/21)	200	203,790
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(b)	470	489,124
6.75%, 03/15/22 (Call 05/07/21)(b)	195	195,121
9.75%, 08/01/27 (Call 08/01/23)(b)	190	219,764
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/28 (Call 05/01/24)(b)	140	145,467
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	300	279,165
3.25%, 03/30/25 (Call 12/30/24)	120	128,092
3.25%, 09/15/26 (Call 06/15/26)	364	393,550
3.50%, 03/15/28 (Call 12/15/27)	65	70,464
3.85%, 03/30/27 (Call 12/30/26)	223	247,033
4.00%, 06/30/30 (Call 03/30/30)	445	495,156
4.35%, 02/15/24 (Call 01/15/24)	149	163,183
4.55%, 11/07/28 (Call 08/07/28)	235	270,887
4.70%, 04/01/29 (Call 01/01/29)	90	104,325
5.20%, 03/15/44 (Call 09/15/43)	280	348,037
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(b)	300	296,853
1.70%, 06/15/26 (Call 05/15/26)(b)	430	432,408
2.70%, 03/14/23 (Call 02/14/23)(b)	235	243,596
2.70%, 11/01/24 (Call 10/01/24)(b)	235	248,125
3.35%, 11/01/29 (Call 08/01/29)(b)	16	16,835
3.40%, 11/15/26 (Call 08/15/26)(b)	302	327,450
3.45%, 07/01/24 (Call 06/01/24)(b)	600	645,894
3.90%, 02/01/24 (Call 01/01/24)(b)	892	962,191
3.95%, 03/10/25 (Call 01/10/25)(b)	335	367,053
4.13%, 08/01/23 (Call 07/01/23)(b)	15	16,108
4.20%, 04/01/27 (Call 01/01/27)(b)	105	118,127
4.25%, 01/17/23(b)	152	161,308
4.45%, 01/29/26 (Call 11/29/25)(b)	438	493,928
4.88%, 07/11/22(b)	225	236,309
SMBC Aviation Capital Finance DAC, 4.13%, 07/15/23 (Call 06/15/23)(b)	374	397,760

		11,958,313

Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	1,010	1,054,834
2.95%, 09/01/27 (Call 06/01/27)	500	537,880
3.40%, 03/01/25 (Call 12/01/24)	360	391,619
3.45%, 06/01/29 (Call 03/01/29)	515	566,093
3.45%, 05/01/50 (Call 11/01/49)	345	358,659
3.75%, 09/01/28 (Call 06/01/28)	285	318,334
3.75%, 09/01/47 (Call 03/01/47)	319	348,897
3.85%, 03/01/24 (Call 12/01/23)	35	37,909
4.00%, 12/01/46 (Call 06/01/46)	65	73,717
4.15%, 06/01/49 (Call 12/01/48)	345	402,380
4.20%, 09/01/48 (Call 03/01/48)	165	192,235
4.30%, 12/01/42 (Call 06/01/42)	281	330,942
4.30%, 09/01/45 (Call 03/01/45)	289	340,601
6.59%, 10/15/37	125	183,027
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(b)	50	54,727
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	400	396,352
2.70%, 04/15/30 (Call 01/15/30)	575	586,902

S C H E D U L E O F I N V E S T M E N T S	117

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Water (continued)
3.35%, 04/15/50 (Call 10/15/49)	$90	$89,053
3.57%, 05/01/29 (Call 02/01/29)	385	420,278
4.28%, 05/01/49 (Call 11/01/48)	238	272,486
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 04/01/23)(b)	155	162,265
Veolia Environnement SA, 6.75%, 06/01/38	50	71,040

		7,190,230

Total Corporate Bonds & Notes — 36.4% (Cost: $4,568,054,769)		4,624,761,972

Foreign Government Obligations

Angola — 0.0%
Angolan Government International Bond
8.00%, 11/26/29(e)	800	810,304
8.25%, 05/09/28(e)	800	822,616
9.13%, 11/26/49(e)	600	607,194
9.38%, 05/08/48(e)	800	825,056
9.50%, 11/12/25(e)	400	438,884

		3,504,054

Argentina — 0.1%
Argentina Bonar Bonds
0.13%, 07/09/30(c)	6,481	2,192,533
0.13%, 07/09/35(c)	2,645	804,601
0.13%, 01/09/38(c)	1,080	351,865
0.13%, 07/09/41(c)	400	124,951
1.00%, 07/09/29	562	189,848
Argentine Republic Government International Bond
0.13%, 07/09/30 (Call 05/31/21)(c)	7,372	2,629,433
0.13%, 07/09/35 (Call 05/31/21)(c)	10,400	3,289,009
0.13%, 01/09/38 (Call 05/31/21)(c)(d)	6,263	2,359,971
0.13%, 07/09/41 (Call 05/31/21)(c)	5,822	2,067,392
0.13%, 07/09/46 (Call 05/31/21)(c)	2,600	834,340
1.00%, 07/09/29 (Call 06/01/21)(d)	2,460	929,758
Ciudad Autonoma De Buenos Aires/Government Bonds, 7.50%, 06/01/27(e)	450	346,810
Provincia de Cordoba, 3.00%, 06/01/27(c)(e)	302	177,670
Provincia de Mendoza Argentina, 2.75%, 03/19/29(c)(e)	200	116,252

		16,414,433

Azerbaijan — 0.0%
Republic of Azerbaijan International Bond
3.50%, 09/01/32(e)	400	402,920
4.75%, 03/18/24(e)	200	217,462
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23(e)	200	211,966
6.95%, 03/18/30(e)	222	274,985

		1,107,333

Bahrain — 0.1%
Bahrain Government International Bond
4.25%, 01/25/28	400	400,564
4.25%, 01/25/28(e)	200	200,282
5.25%, 01/25/33(b)	600	582,378
5.45%, 09/16/32(e)	200	198,616
5.63%, 09/30/31(e)	600	603,630
6.00%, 09/19/44(e)	600	560,340
6.13%, 08/01/23(e)	400	432,032
6.25%, 01/25/51(b)	200	187,594
6.25%, 01/25/51(e)	400	375,188
6.75%, 09/20/29(e)	600	659,676

Security	Par (000)	Value

Bahrain (continued)
7.00%, 01/26/26(e)	$600	$691,068
7.00%, 10/12/28(e)	200	224,588
7.38%, 05/14/30(e)	500	565,315
7.50%, 09/20/47(e)	200	211,442
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(e)	400	427,432
CBB International Sukuk Co. 6 SPC, 5.25%, 03/20/25(e)	800	856,224
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(e)	400	463,140
CBB International Sukuk Programme Co. SPC
3.95%, 09/16/27(e)	400	406,220
4.50%, 03/30/27(e)	600	627,780
6.25%, 11/14/24(e)	400	439,000

		9,112,509

Belarus — 0.0%
Republic of Belarus International Bond
6.20%, 02/28/30(e)	600	572,634
7.63%, 06/29/27(e)	200	207,672
Republic of Belarus Ministry of Finance
5.88%, 02/24/26(e)	400	387,340
6.38%, 02/24/31(e)	800	762,680

		1,930,326

Belgium — 0.0%
Belgium Government International Bond, 2.88%, 09/18/24(e)	200	215,742

Belize — 0.0%
Belize Government International Bond (4.94% PIK), 4.94%, 02/20/34(e)(f)(i)	315	123,629

Bermuda — 0.0%
Bermuda Government International Bond
2.38%, 08/20/30(e)	1,270	1,252,461
3.38%, 08/20/50 (Call 02/20/50)(e)	890	875,066

		2,127,527

Bolivia — 0.0%
Bolivian Government International Bond
4.50%, 03/20/28(d)(e)	800	720,992
5.95%, 08/22/23(e)	200	209,664

		930,656

Brazil — 0.2%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(e)	200	221,448
Brazilian Government International Bond
2.63%, 01/05/23	800	826,864
2.88%, 06/06/25	1,000	1,022,940
3.88%, 06/12/30	1,800	1,786,842
4.25%, 01/07/25	750	808,425
4.50%, 05/30/29 (Call 02/28/29)	800	842,448
4.63%, 01/13/28 (Call 10/13/27)(d)	1,450	1,556,358
4.75%, 01/14/50 (Call 07/14/49)	1,600	1,500,960
5.00%, 01/27/45	800	783,432
5.63%, 01/07/41	600	641,280
5.63%, 02/21/47	1,400	1,473,318
6.00%, 04/07/26	1,675	1,948,929
7.13%, 01/20/37	125	157,849
8.25%, 01/20/34	587	799,212
8.75%, 02/04/25	100	124,292
8.88%, 04/15/24	130	160,255

118	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
10.13%, 05/15/27(d)	$1,311	$1,850,096

		16,504,948

Canada — 0.4%
Canada Government International Bond
1.63%, 01/22/25	1,130	1,174,093
2.00%, 11/15/22	1,465	1,505,068
CDP Financial Inc., 1.00%, 04/17/23(b)	500	506,665
CPPIB Capital Inc.
1.25%, 01/28/31(b)	500	473,395
2.75%, 11/02/27(b)	250	271,085
Export Development Canada
1.38%, 02/24/23	1,685	1,719,964
2.00%, 05/17/22	190	193,570
2.63%, 02/21/24	575	610,817
2.75%, 03/15/23	405	423,853
Hydro-Quebec
Series HH, 8.50%, 12/01/29	425	632,039
Series HK, 9.38%, 04/15/30	105	164,379
Series HQ, 9.50%, 11/15/30	8	12,899
Series IO, 8.05%, 07/07/24	85	104,293
Ontario Teachers’ Finance Trust, 2.13%, 09/19/22(b)	60	61,516
Province of Alberta Canada
1.00%, 05/20/25	1,325	1,334,646
1.30%, 07/22/30	1,935	1,820,622
1.88%, 11/13/24	1,113	1,159,679
2.05%, 08/17/26(b)	250	261,282
2.20%, 07/26/22	1,640	1,679,229
2.95%, 01/23/24	125	133,431
3.30%, 03/15/28	1,415	1,568,810
3.35%, 11/01/23	515	552,616
Province of British Columbia Canada
1.75%, 09/27/24	1,000	1,040,340
2.00%, 10/23/22	2,566	2,633,409
2.25%, 06/02/26	1,127	1,195,882
Province of Manitoba Canada
2.10%, 09/06/22	482	493,785
2.13%, 05/04/22	1,100	1,120,812
2.13%, 06/22/26	323	339,386
3.05%, 05/14/24	375	402,881
Province of New Brunswick Canada, 3.63%, 02/24/28	155	175,514
Province of Ontario Canada
1.13%, 10/07/30	1,090	1,016,534
1.60%, 02/25/31	170	164,672
1.75%, 01/24/23	1,965	2,014,695
2.00%, 10/02/29	500	508,950
2.20%, 10/03/22	780	801,333
2.25%, 05/18/22	1,865	1,904,146
2.30%, 06/15/26	208	220,580
2.45%, 06/29/22	1,320	1,353,700
2.50%, 04/27/26	1,634	1,749,279
3.05%, 01/29/24	582	623,153
3.20%, 05/16/24	1,895	2,047,813
3.40%, 10/17/23	1,777	1,907,307
Province of Quebec Canada
0.60%, 07/23/25	1,400	1,386,672
1.35%, 05/28/30	1,175	1,128,822
2.50%, 04/20/26	1,445	1,549,575
2.63%, 02/13/23	1,356	1,412,125
2.75%, 04/12/27	1,775	1,928,076
Series NN, 7.13%, 02/09/24	50	58,898

Security	Par (000)	Value

Canada (continued)
Series PD, 7.50%, 09/15/29	$523	$747,069
Series QO, 2.88%, 10/16/24	2,207	2,377,733
Series QX, 1.50%, 02/11/25	870	896,126

		49,563,218

Chile — 0.1%
Chile Government International Bond
2.25%, 10/30/22	555	569,014
2.45%, 01/31/31 (Call 10/31/30)	800	814,696
2.55%, 01/27/32 (Call 10/27/31)	600	613,578
3.10%, 01/22/61 (Call 07/22/60)	800	750,936
3.13%, 03/27/25	800	861,296
3.13%, 01/21/26	600	648,960
3.24%, 02/06/28 (Call 11/06/27)	800	870,192
3.50%, 01/25/50 (Call 07/25/49)	450	465,250
3.86%, 06/21/47	850	928,268

		6,522,190

China — 0.1%
China Development Bank, 0.91%, 12/12/23, (3 mo. LIBOR US + 0.730%)(a)(e)	1,200	1,206,060
China Development Bank/Hong Kong, 0.63%, 01/12/24(e)	400	399,176
China Government International Bond
0.40%, 10/21/23	1,850	1,849,797
1.20%, 10/21/30	1,200	1,137,588
1.88%, 12/03/22(e)	1,400	1,432,480
1.95%, 12/03/24(e)	1,242	1,299,964
2.13%, 11/02/22(e)	1,000	1,025,800
2.13%, 12/03/29(e)	400	409,136
2.25%, 10/21/50	200	178,152
2.63%, 11/02/27(e)	600	647,562
2.75%, 12/03/39(e)	800	800,288
3.25%, 10/19/23(e)	800	855,344
4.00%, 10/19/48(e)	400	491,932
Export-Import Bank of China (The)
2.75%, 11/28/22(e)	200	206,698
2.88%, 04/26/26(e)	800	856,936
3.25%, 11/28/27(e)	200	219,566
3.38%, 03/14/27(e)	800	877,016
3.63%, 07/31/24(e)	800	875,152

		14,768,647

Colombia — 0.1%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	600	616,380
3.00%, 01/30/30 (Call 10/30/29)	1,025	1,003,004
3.13%, 04/15/31 (Call 01/15/31)	1,800	1,762,056
3.25%, 04/22/32 (Call 01/22/32)	400	391,724
3.88%, 04/25/27 (Call 01/25/27)	1,462	1,559,325
3.88%, 02/15/61 (Call 08/15/60)	1,025	909,114
4.00%, 02/26/24 (Call 11/26/23)	605	644,863
4.13%, 02/22/42 (Call 08/22/41)	400	392,164
4.13%, 05/15/51 (Call 11/15/50)	800	755,672
4.50%, 01/28/26 (Call 10/28/25)	400	438,784
4.50%, 03/15/29 (Call 12/15/28)	600	653,838
5.00%, 06/15/45 (Call 12/15/44)	1,200	1,276,548
5.20%, 05/15/49 (Call 11/15/48)	600	655,500
5.63%, 02/26/44 (Call 08/26/43)	825	935,418
6.13%, 01/18/41	1,125	1,344,116
7.38%, 09/18/37	525	695,777
8.13%, 05/21/24	400	476,940

S C H E D U L E O F I N V E S T M E N T S	119

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colombia (continued)
10.38%, 01/28/33	$85	$130,848

		14,642,071

Costa Rica — 0.0%
Costa Rica Government International Bond
4.25%, 01/26/23(e)	800	814,480
5.63%, 04/30/43(e)	400	372,832
6.13%, 02/19/31(e)	800	835,920
7.00%, 04/04/44(e)	600	616,092
7.16%, 03/12/45(e)	400	413,968

		3,053,292

Croatia — 0.0%
Croatia Government International Bond
5.50%, 04/04/23(e)	400	438,108
6.00%, 01/26/24(e)	1,000	1,143,120

		1,581,228

Denmark — 0.0%
Kommunekredit
0.63%, 06/10/25(e)	200	199,020
2.25%, 11/16/22(e)	600	618,552

		817,572

Dominican Republic — 0.1%
Dominican Republic International Bond
4.50%, 01/30/30(e)	350	363,857
4.88%, 09/23/32(e)	950	994,270
5.30%, 01/21/41(b)	600	611,520
5.50%, 01/27/25(e)	200	221,128
5.88%, 04/18/24(e)	400	430,388
5.88%, 01/30/60(e)	1,450	1,444,968
5.95%, 01/25/27(e)	800	912,080
6.00%, 07/19/28(e)	600	687,204
6.40%, 06/05/49(e)	800	870,224
6.50%, 02/15/48(e)	450	494,861
6.85%, 01/27/45(e)	700	794,829
6.88%, 01/29/26(e)	900	1,054,116
7.45%, 04/30/44(e)	700	847,462

		9,726,907

Ecuador — 0.1%
Ecuador Government International Bond
0.00%, 07/31/30(e)(h)	844	462,617
0.50%, 07/31/30(c)(e)	1,566	1,309,489
0.50%, 07/31/35(c)(e)	3,609	2,458,660
0.50%, 07/31/40(c)(e)	1,386	823,077

		5,053,843

Egypt — 0.1%
Egypt Government International Bond
3.88%, 02/16/26(b)	600	585,576
5.58%, 02/21/23(e)	800	836,280
5.75%, 05/29/24(e)	600	634,500
5.88%, 06/11/25(e)	410	434,817
5.88%, 02/16/31(b)	1,600	1,544,800
5.88%, 02/16/31(e)	200	193,100
6.20%, 03/01/24(e)	400	426,996
6.59%, 02/21/28(e)	200	208,606
6.88%, 04/30/40(e)	200	194,814
7.05%, 01/15/32(e)	200	204,810
7.50%, 01/31/27(e)	600	663,432
7.50%, 02/16/61(b)	800	743,336
7.60%, 03/01/29(e)	600	651,342

Security	Par (000)	Value

Egypt (continued)
7.63%, 05/29/32(e)	$800	$849,168
7.90%, 02/21/48(e)	400	393,088
8.15%, 11/20/59(e)	200	197,776
8.50%, 01/31/47(e)	800	825,608
8.70%, 03/01/49(e)	600	625,344
8.88%, 05/29/50(e)	1,000	1,052,620

		11,266,013

El Salvador — 0.0%
El Salvador Government International Bond
5.88%, 01/30/25(e)	100	103,311
6.38%, 01/18/27(e)	100	103,626
7.12%, 01/20/50 (Call 07/06/49)(e)	548	520,956
7.65%, 06/15/35(e)	761	799,895
7.75%, 01/24/23(e)	100	105,139
8.25%, 04/10/32(e)	250	275,502
8.63%, 02/28/29(e)	200	224,310
9.50%, 07/15/52	600	678,528

		2,811,267

Finland — 0.0%
Finland Government International Bond
0.88%, 05/20/30(b)	450	419,306
6.95%, 02/15/26	1,070	1,350,907
Finnvera Oyj, 1.63%, 10/23/24(b)	39	40,350
Kuntarahoitus Oyj, 1.38%, 09/12/22(b)	500	507,805

		2,318,368

France — 0.0%
Caisse d’Amortissement de la Dette Sociale
0.38%, 09/23/25(b)	230	225,345
1.38%, 01/20/31(b)	250	239,780
3.38%, 03/20/24	2,000	2,168,360

		2,633,485

Gabon — 0.0%
Gabon Government International Bond
6.38%, 12/12/24(e)	200	211,592
6.63%, 02/06/31(e)	600	603,180
6.95%, 06/16/25(e)	400	425,648

		1,240,420

Georgia — 0.0%
Georgia Government International Bond, 2.75%, 04/22/26(b)	200	200,956

Germany — 0.0%
FMS Wertmanagement
2.00%, 08/01/22	1,195	1,221,780
2.75%, 03/06/23	15	15,692
2.75%, 01/30/24	1,235	1,314,361
State of North Rhine-Westphalia Germany, 1.50%, 02/13/23(e)	500	511,020

		3,062,853

Ghana — 0.1%
Ghana Government International Bond
0.00%, 04/07/25(h)	400	314,588
6.38%, 02/11/27(e)	400	398,412
7.63%, 05/16/29(e)	400	407,152
7.75%, 04/07/29(b)	200	204,764
7.88%, 03/26/27(e)	600	626,682
7.88%, 02/11/35(e)	600	591,468
8.13%, 01/18/26(e)	400	429,168
8.13%, 03/26/32(e)	400	404,132

120	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ghana (continued)
8.63%, 04/07/34(b)	$400	$412,836
8.63%, 06/16/49(e)	400	388,520
8.75%, 03/11/61(e)	400	388,472
8.88%, 05/07/42	400	402,164
8.95%, 03/26/51(e)	600	596,340
10.75%, 10/14/30(e)	300	379,086

		5,943,784

Guatemala — 0.0%
Guatemala Government Bond
4.38%, 06/05/27(e)	200	218,554
4.50%, 05/03/26(e)	200	219,562
4.88%, 02/13/28(e)	600	673,776
4.90%, 06/01/30 (Call 03/01/30)(e)	400	447,640
5.38%, 04/24/32 (Call 01/24/32)(e)	300	345,615
5.75%, 06/06/22(e)	200	210,040
6.13%, 06/01/50 (Call 12/01/49)(e)	200	240,168

		2,355,355

Honduras — 0.0%
Honduras Government International Bond, 6.25%, 01/19/27(e)	200	220,016

Hong Kong — 0.0%
Airport Authority
1.63%, 02/04/31 (Call 11/04/30)(b)	400	375,692
2.10%, (Call 03/08/26)(a)(e)(g)	800	801,080
Hong Kong Government International Bond
1.38%, 02/02/31(b)	600	574,572
2.50%, 05/28/24(b)	600	635,940
Hong Kong Sukuk 2017 Ltd., 3.13%, 02/28/27(e)	200	220,106

		2,607,390

Hungary — 0.0%
Hungary Government International Bond
5.38%, 02/21/23	700	762,636
5.38%, 03/25/24	966	1,095,705
5.75%, 11/22/23	1,002	1,132,721
7.63%, 03/29/41	260	420,022

		3,411,084

India — 0.0%
Export-Import Bank of India
2.25%, 01/13/31(e)	800	732,744
3.25%, 01/15/30(d)(e)	600	599,184
3.38%, 08/05/26(e)	450	476,739
3.88%, 03/12/24(e)	400	426,980
3.88%, 02/01/28(e)	400	427,664

		2,663,311

Indonesia — 0.3%
Indonesia Government International Bond
1.85%, 03/12/31(d)	600	575,526
2.95%, 01/11/23	700	725,683
3.05%, 03/12/51	400	397,316
3.35%, 03/12/71	400	389,740
3.38%, 04/15/23(e)	600	630,966
3.40%, 09/18/29	540	578,140
3.50%, 01/11/28	850	921,400
3.50%, 02/14/50	500	503,780
3.70%, 10/30/49	400	407,964
3.85%, 07/18/27(e)	600	662,796
3.85%, 10/15/30	600	666,270
4.10%, 04/24/28	1,000	1,118,000

Security	Par (000)	Value

Indonesia (continued)
4.13%, 01/15/25(e)	$600	$660,168
4.20%, 10/15/50	1,050	1,161,436
4.35%, 01/08/27(e)	200	225,716
4.35%, 01/11/48	1,050	1,160,723
4.45%, 02/11/24	800	875,176
4.45%, 04/15/70	750	838,958
4.63%, 04/15/43(e)	400	450,620
4.75%, 01/08/26(e)	1,000	1,139,730
4.75%, 02/11/29	400	466,456
4.75%, 07/18/47(e)	610	703,196
5.13%, 01/15/45(e)	600	723,696
5.25%, 01/17/42(e)	600	729,102
5.25%, 01/08/47(e)	400	493,264
5.35%, 02/11/49	700	884,590
5.38%, 10/17/23(e)	1,072	1,192,782
5.88%, 01/15/24(e)	623	705,666
5.95%, 01/08/46(e)	700	935,438
6.63%, 02/17/37(e)	200	269,178
6.75%, 01/15/44(e)	200	288,278
7.75%, 01/17/38(e)	620	921,810
8.50%, 10/12/35(e)	400	631,424
Lembaga Pembiayaan Ekspor Indonesia, 3.88%, 04/06/24(e)	800	855,096
Perusahaan Penerbit SBSN Indonesia III
2.30%, 06/23/25(e)	1,000	1,033,470
2.80%, 06/23/30(d)(e)	400	408,116
3.75%, 03/01/23(e)	600	632,358
3.80%, 06/23/50(d)(e)	800	825,600
3.90%, 08/20/24(e)	200	217,780
4.15%, 03/29/27(e)	800	891,304
4.33%, 05/28/25(e)	440	491,163
4.35%, 09/10/24(e)	600	663,630
4.40%, 03/01/28(e)	400	454,344
4.45%, 02/20/29(e)	300	342,180
4.55%, 03/29/26(e)	800	906,024

		30,756,053

Iraq — 0.0%
Iraq International Bond
5.80%, 01/15/28 (Call 06/14/21)(e)	1,368	1,319,795
6.75%, 03/09/23(e)	200	204,134

		1,523,929

Israel — 0.1%
Israel Government AID Bond
5.50%, 09/18/23	250	279,513
5.50%, 09/18/33	70	97,130
Israel Government International Bond
2.75%, 07/03/30	800	843,528
2.88%, 03/16/26	200	215,996
3.15%, 06/30/23	400	422,824
3.25%, 01/17/28	600	660,666
3.88%, 07/03/50	750	838,102
4.00%, 06/30/22	200	208,502
4.13%, 01/17/48	600	701,388
4.50%, 01/30/43	950	1,160,558
4.50%, 04/03/20	400	490,788
State of Israel
2.50%, 01/15/30	800	828,400
3.38%, 01/15/50	1,424	1,466,478

S C H E D U L E O F I N V E S T M E N T S	121

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Israel (continued)
3.80%, 05/13/60(e)	$1,400	$1,527,470

		9,741,343

Italy — 0.1%
Republic of Italy Government International Bond
1.25%, 02/17/26	1,500	1,473,030
2.38%, 10/17/24	3,222	3,357,098
2.88%, 10/17/29	66	67,213
4.00%, 10/17/49	1,797	1,848,484
5.38%, 06/15/33	1,061	1,299,460
6.88%, 09/27/23	1,200	1,370,976

		9,416,261

Ivory Coast — 0.0%
Ivory Coast Government International Bond
5.75%, 12/31/32 (Call 06/30/21)(c)(e)	477	483,153
6.13%, 06/15/33(e)	400	424,600
6.38%, 03/03/28(e)	400	442,880

		1,350,633

Jamaica — 0.0%
Jamaica Government International Bond
6.75%, 04/28/28	950	1,130,244
7.88%, 07/28/45	800	1,113,848
8.00%, 03/15/39(d)	300	422,502

		2,666,594

Japan — 0.2%
Development Bank of Japan Inc.
1.75%, 08/28/24(b)	500	518,375
2.13%, 09/01/22(b)(d)	250	255,947
2.50%, 10/18/22(e)	200	206,126
2.88%, 09/19/24(e)	300	322,359
3.13%, 09/06/23(b)	214	227,452
Japan Bank for International Cooperation
0.63%, 05/22/23	1,000	1,005,960
0.63%, 07/15/25	1,875	1,853,981
1.25%, 01/21/31	500	473,955
1.50%, 07/21/21	1	1,003
1.75%, 10/17/24	25	25,929
1.88%, 07/21/26	200	207,406
1.88%, 04/15/31	700	701,001
2.00%, 10/17/29	215	219,554
2.13%, 02/10/25	200	210,166
2.25%, 11/04/26	1,708	1,803,409
2.38%, 07/21/22	275	282,023
2.38%, 11/16/22	1,069	1,103,016
2.38%, 04/20/26	250	265,445
2.50%, 06/01/22	235	240,656
2.50%, 05/23/24	1,050	1,112,013
2.50%, 05/28/25	1,000	1,066,570
2.75%, 11/16/27	325	350,610
2.88%, 06/01/27	2,107	2,302,277
2.88%, 07/21/27	150	162,894
3.00%, 05/29/24	250	268,715
3.25%, 07/20/23	2,861	3,041,901
3.25%, 07/20/28	85	94,812
3.38%, 10/31/23	1,524	1,635,145
3.50%, 10/31/28	474	538,279
Japan Finance Organization for Municipalities, 2.38%, 02/13/25(b)	199	210,385

Security	Par (000)	Value

Japan (continued)
Japan International Cooperation Agency, 2.75%, 04/27/27	$1,158	$1,252,481

		21,959,845

Jersey — 0.0%
IDB Trust Services Ltd.
2.26%, 09/26/22(e)	605	619,447
3.10%, 03/15/23(e)	300	314,217
3.39%, 09/26/23(e)	200	212,910

		1,146,574

Jordan — 0.0%
Hashemite Kingdom of Jordan Government AID Bond, 2.58%, 06/30/22	200	205,296
Jordan Government International Bond
4.95%, 07/07/25(e)	600	622,410
5.75%, 01/31/27(e)	680	721,990
5.85%, 07/07/30(e)	400	415,028
6.13%, 01/29/26(e)	800	865,400
7.38%, 10/10/47(e)	200	210,344

		3,040,468

Kazakhstan — 0.0%
Kazakhstan Government International Bond
3.88%, 10/14/24(e)	600	657,828
4.88%, 10/14/44(e)	1,000	1,226,870
5.13%, 07/21/25(e)	600	699,360
6.50%, 07/21/45(e)	600	869,424

		3,453,482

Kenya — 0.0%
Kenya Government International Bond
7.00%, 05/22/27(e)	800	871,880
7.25%, 02/28/28(e)	400	433,692
8.00%, 05/22/32(e)	400	438,392
8.25%, 02/28/48(e)	400	428,440

		2,172,404

Kuwait — 0.0%
Kuwait International Government Bond, 3.50%, 03/20/27(e)	1,600	1,772,752

Lebanon — 0.0%
Lebanon Government International Bond
6.00%, 01/27/23(e)(i)(k)	650	82,875
6.10%, 10/04/22(e)(i)(k)	100	12,602
6.20%, 02/26/25(e)(i)(k)	400	51,000
6.25%, 05/27/22(i)	500	63,240
6.25%, 11/04/24(e)(k)	200	25,500
6.40%, 05/26/23(i)(k)	450	57,316
6.60%, 11/27/26(e)(i)	750	97,942
6.65%, 04/22/24(e)(i)	300	38,250
6.65%, 11/03/28(e)(i)	50	6,278
6.65%, 02/26/30(e)(i)	700	89,474
6.75%, 11/29/27(e)(i)	832	106,080
6.85%, 03/23/27(e)(i)	730	93,214
6.85%, 05/25/29	250	31,488
7.00%, 03/23/32(e)(i)	500	63,970
7.25%, 03/23/37(e)(i)	315	41,662

		860,891

Malaysia — 0.0%
1MDB Global Investments Ltd., 4.40%, 03/09/23(e)	1,000	1,007,380
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(e)	600	644,604

122	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Malaysia (continued)
Malaysia Sukuk Global Bhd
3.18%, 04/27/26(e)	$1,150	$1,256,708
4.08%, 04/27/46(e)	250	304,258

		3,212,950

Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	1,633	1,570,717
3.25%, 04/16/30 (Call 01/16/30)(d)	1,100	1,124,409
3.60%, 01/30/25	800	879,072
3.75%, 01/11/28	600	649,680
3.75%, 04/19/71 (Call 10/19/70)	1,600	1,397,520
3.77%, 05/24/61 (Call 11/24/60)	1,600	1,426,560
3.90%, 04/27/25 (Call 03/27/25)	626	695,079
4.00%, 10/02/23	1,344	1,455,780
4.13%, 01/21/26	800	897,352
4.15%, 03/28/27	1,565	1,756,963
4.28%, 08/14/41 (Call 02/14/41)	800	817,200
4.35%, 01/15/47	1,200	1,201,344
4.50%, 04/22/29	1,050	1,178,846
4.50%, 01/31/50 (Call 07/31/49)	1,200	1,223,616
4.60%, 01/23/46	800	826,848
4.60%, 02/10/48	700	721,714
4.75%, 04/27/32 (Call 01/27/32)	1,400	1,574,804
4.75%, 03/08/44	1,320	1,405,325
5.00%, 04/27/51 (Call 10/27/50)	1,100	1,199,594
5.55%, 01/21/45	900	1,047,987
5.75%, 10/12/10	1,030	1,171,131
6.05%, 01/11/40	1,030	1,256,940
6.75%, 09/27/34	560	730,615
7.50%, 04/08/33	474	652,878
8.30%, 08/15/31	600	886,464

		27,748,438

Mongolia — 0.0%
Development Bank of Mongolia LLC, 7.25%, 10/23/23	200	216,020
Mongolia Government International Bond
5.13%, 12/05/22(e)	200	207,260
5.63%, 05/01/23(e)	523	550,740
8.75%, 03/09/24(e)	600	691,950

		1,665,970

Morocco — 0.0%
Morocco Government International Bond
2.38%, 12/15/27(e)	200	194,660
3.00%, 12/15/32(e)	200	190,362
4.00%, 12/15/50(e)	1,000	902,970
4.25%, 12/11/22(e)	1,200	1,258,548
5.50%, 12/11/42(e)	200	222,472

		2,769,012

Mozambique — 0.0%
Mozambique International Bond, 5.00%, 09/15/31(c)(e)	400	330,196

Namibia — 0.0%
Namibia International Bonds, 5.25%, 10/29/25(e)	400	421,624

Nigeria — 0.1%
Africa Finance Corp., 3.88%, 04/13/24(e)	400	423,752
Nigeria Government International Bond
6.50%, 11/28/27(e)	600	634,326
7.14%, 02/23/30(e)	900	954,450
7.63%, 11/21/25(e)	200	227,564
7.63%, 11/28/47(e)	800	805,320

Security	Par (000)	Value

Nigeria (continued)
7.70%, 02/23/38(e)	$400	$411,652
7.88%, 02/16/32(e)	400	430,860
8.75%, 01/21/31(e)	400	456,100
9.25%, 01/21/49(e)	200	230,016

		4,574,040

Norway — 0.0%
Kommunalbanken AS
2.00%, 06/19/24(b)	1,000	1,047,070
2.13%, 02/11/25(b)	1,074	1,132,060

		2,179,130

Oman — 0.1%
Oman Government International Bond
4.13%, 01/17/23(e)	400	412,008
4.75%, 06/15/26(e)	600	623,466
4.88%, 02/01/25(e)	600	629,982
5.38%, 03/08/27(e)	200	209,274
5.63%, 01/17/28(e)	1,000	1,051,380
6.00%, 08/01/29(e)	1,000	1,062,150
6.25%, 01/25/31(b)	1,000	1,076,020
6.50%, 03/08/47(e)	850	832,592
6.75%, 10/28/27(e)	800	898,616
6.75%, 01/17/48(e)	1,200	1,198,836
7.00%, 01/25/51(b)	800	818,472
7.38%, 10/28/32(e)	600	685,914
Oman Sovereign Sukuk Co.
4.40%, 06/01/24(e)	1,200	1,245,324
5.93%, 10/31/25(e)	500	552,860

		11,296,894

Pakistan — 0.0%
Pakistan Government International Bond
6.00%, 04/08/26(b)	400	411,644
6.88%, 12/05/27(e)	200	209,224
7.38%, 04/08/31(b)	400	420,028
8.25%, 09/30/25(e)	400	445,652
8.88%, 04/08/51	400	428,724
Third Pakistan International Sukuk Co. Ltd. (The), 5.63%, 12/05/22(e)	1,000	1,028,920

		2,944,192

Panama — 0.1%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	1,200	1,150,332
3.16%, 01/23/30 (Call 10/23/29)	200	209,582
3.75%, 03/16/25 (Call 12/16/24)	600	654,336
3.75%, 04/17/26(e)	450	484,839
3.87%, 07/23/60 (Call 01/23/60)	400	399,336
3.88%, 03/17/28 (Call 12/17/27)	650	716,469
4.00%, 09/22/24 (Call 06/24/24)	400	436,196
4.30%, 04/29/53	650	697,132
4.50%, 05/15/47	400	444,268
4.50%, 04/16/50 (Call 10/16/49)	600	665,088
4.50%, 04/01/56 (Call 10/01/55)	1,200	1,320,948
6.70%, 01/26/36	1,340	1,799,620
7.13%, 01/29/26	364	452,740
8.88%, 09/30/27	765	1,059,173
9.38%, 04/01/29	550	809,660

		11,299,719

Paraguay — 0.0%
Paraguay Government International Bond
2.74%, 01/29/33	600	571,920

S C H E D U L E O F I N V E S T M E N T S	123

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Paraguay (continued)
4.95%, 04/28/31 (Call 01/28/31)(e)	$200	$224,870
5.00%, 04/15/26(e)	600	673,806
5.40%, 03/30/50 (Call 09/30/49)(e)	200	225,312
5.60%, 03/13/48(e)	200	227,634
6.10%, 08/11/44(e)	630	757,134

		2,680,676

Peru — 0.1%
Corp. Financiera de Desarrollo SA, 2.40%, 09/28/27 (Call 07/28/27)(e)	600	570,240
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	600	547,734
2.39%, 01/23/26 (Call 12/23/25)	400	411,452
2.78%, 01/23/31 (Call 10/23/30)	540	540,837
2.78%, 12/01/60 (Call 06/01/60)	975	829,871
2.84%, 06/20/30	305	308,755
3.23%, 07/28/21 (Call 01/28/21)	1,225	1,031,254
3.30%, 03/11/41 (Call 09/11/40)	400	391,960
3.55%, 03/10/51 (Call 09/10/50)	400	395,276
4.13%, 08/25/27	970	1,074,372
5.63%, 11/18/50	500	664,740
6.55%, 03/14/37	365	491,118
7.35%, 07/21/25	1,345	1,654,310
8.75%, 11/21/33	790	1,222,446

		10,134,365

Philippines — 0.1%
Philippine Government International Bond
1.65%, 06/10/31(d)	600	573,630
2.46%, 05/05/30	600	617,406
2.65%, 12/10/45	400	366,640
2.95%, 05/05/45	1,000	957,870
3.00%, 02/01/28	400	428,608
3.70%, 03/01/41	925	982,415
3.70%, 02/02/42	1,125	1,194,154
3.75%, 01/14/29	900	1,011,141
3.95%, 01/20/40	400	437,848
4.20%, 01/21/24	400	439,060
5.00%, 01/13/37	600	753,042
5.50%, 03/30/26	400	484,344
6.38%, 01/15/32	670	913,364
6.38%, 10/23/34	825	1,151,832
7.50%, 09/25/24	300	347,475
7.75%, 01/14/31	1,138	1,668,114
9.50%, 02/02/30	850	1,335,214
10.63%, 03/16/25	80	109,600

		13,771,757

Poland — 0.0%
Republic of Poland Government International Bond
3.00%, 03/17/23	950	995,999
3.25%, 04/06/26	810	895,690
4.00%, 01/22/24	1,066	1,166,385

		3,058,074

Portugal — 0.0%
Portugal Government International Bond, 5.13%, 10/15/24	300	342,786

Qatar — 0.2%
Qatar Government International Bond
3.25%, 06/02/26(e)	1,200	1,309,788
3.38%, 03/14/24(e)	400	429,636

Security	Par (000)	Value

Qatar (continued)
3.40%, 04/16/25(e)	$1,200	$1,306,860
3.75%, 04/16/30(e)	1,400	1,569,470
3.88%, 04/23/23(e)	1,210	1,288,735
4.00%, 03/14/29(e)	1,700	1,932,883
4.40%, 04/16/50(e)	2,000	2,333,360
4.50%, 04/23/28(e)	1,250	1,459,562
4.63%, 06/02/46(e)	1,500	1,795,140
4.82%, 03/14/49(e)	2,700	3,325,320
5.10%, 04/23/48(e)	2,440	3,103,338
6.40%, 01/20/40(b)	100	144,053
9.75%, 06/15/30(b)	134	213,800
SoQ Sukuk A QSC, 3.24%, 01/18/23(e)	1,600	1,674,032

		21,885,977

Romania — 0.0%
Romanian Government International Bond
3.00%, 02/14/31(e)	400	406,976
4.00%, 02/14/51(e)	1,288	1,284,252
4.38%, 08/22/23(e)	800	867,336
4.88%, 01/22/24(e)	400	444,080
6.13%, 01/22/44(e)	450	587,128

		3,589,772

Russia — 0.1%
Russian Foreign Bond-Eurobond
4.25%, 06/23/27(e)	1,400	1,553,062
4.38%, 03/21/29(e)	1,600	1,792,624
4.75%, 05/27/26(e)	1,400	1,581,062
4.88%, 09/16/23(e)	1,200	1,308,168
5.10%, 03/28/35(e)	1,400	1,648,780
5.25%, 06/23/47(e)	2,200	2,713,150
5.63%, 04/04/42(e)	1,400	1,768,886
5.88%, 09/16/43(e)	800	1,045,800
7.50%, 03/31/30(c)(e)	183	211,732
12.75%, 06/24/28(e)	1,300	2,165,540

		15,788,804

Saudi Arabia — 0.3%
KSA Sukuk Ltd.
2.97%, 10/29/29(e)	1,100	1,150,556
3.63%, 04/20/27(e)	2,000	2,194,520
4.30%, 01/19/29(e)	600	684,564
Saudi Government International Bond
2.25%, 02/02/33(b)	1,600	1,511,040
2.25%, 02/02/33(e)	200	188,880
2.50%, 02/03/27(e)	1,100	1,139,237
2.75%, 02/03/32(e)	1,000	1,002,450
2.88%, 03/04/23(e)	800	832,024
2.90%, 10/22/25(e)	1,200	1,275,276
3.25%, 10/26/26(e)	2,000	2,152,400
3.25%, 10/22/30(e)	900	950,859
3.45%, 02/02/61(b)	1,400	1,318,170
3.45%, 02/02/61(e)	200	188,310
3.63%, 03/04/28(e)	2,250	2,464,695
3.75%, 01/21/55(e)	1,400	1,391,936
4.00%, 04/17/25(e)	2,050	2,258,198
4.38%, 04/16/29(e)	1,200	1,372,704
4.50%, 04/17/30(e)	1,300	1,505,439
4.50%, 10/26/46(e)	1,950	2,181,426
4.50%, 04/22/60(e)	800	915,984
4.63%, 10/04/47(e)	1,710	1,954,239
5.00%, 04/17/49(e)	1,400	1,694,056

124	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Saudi Arabia (continued)
5.25%, 01/16/50(e)	$1,400	$1,750,588

		32,077,551

Senegal — 0.0%
Senegal Government International Bond
6.25%, 07/30/24(e)	600	654,906
6.25%, 05/23/33(e)	200	209,018
6.75%, 03/13/48(e)	400	402,744

		1,266,668

Serbia — 0.0%
Serbia International Bond, 2.13%, 12/01/30(e)	400	368,540

Slovenia — 0.0%
Slovenia Government International Bond, 5.25%, 02/18/24(b)	400	451,740

South Africa — 0.1%
Republic of South Africa Government International Bond
4.30%, 10/12/28	1,000	1,005,370
4.67%, 01/17/24	300	320,631
4.85%, 09/27/27	200	210,996
4.85%, 09/30/29	800	827,008
4.88%, 04/14/26	400	426,772
5.00%, 10/12/46	600	540,978
5.38%, 07/24/44	200	190,342
5.65%, 09/27/47	400	385,472
5.75%, 09/30/49	1,000	964,700
5.88%, 09/16/25	400	445,916
5.88%, 06/22/30	800	883,152
6.25%, 03/08/41	818	859,800
6.30%, 06/22/48	400	409,768

		7,470,905

South Korea — 0.1%
Export-Import Bank of Korea
0.75%, 09/21/25	600	590,802
0.96%, 06/01/23, (3 mo. LIBOR US + 0.775%)(a)	240	242,419
1.10%, 11/01/22, (3 mo. LIBOR US + 0.925%)(a)	240	242,455
1.25%, 09/21/30	600	559,800
1.38%, 04/27/23, (3 mo. LIBOR US + 1.200%)(a)(e)	600	610,842
1.38%, 03/20/25(e)	400	403,372
2.38%, 06/25/24	400	422,496
2.63%, 05/26/26	300	321,810
2.88%, 01/21/25	400	426,684
3.00%, 11/01/22	400	415,324
3.25%, 11/10/25	400	437,552
3.25%, 08/12/26	600	663,276
4.00%, 01/14/24	600	655,362
Korea Development Bank (The)
0.50%, 10/27/23	600	600,150
0.68%, 10/01/22, (3 mo. LIBOR US + 0.475%)(a)	200	200,674
0.80%, 07/19/26	400	392,700
1.63%, 01/19/31	400	386,648
1.75%, 02/18/25	600	615,468
Korea Hydro & Nuclear Power Co. Ltd., 3.25%, 06/15/25(e)	600	649,104
Korea International Bond
1.00%, 09/16/30	200	185,844
2.50%, 06/19/29	300	315,126
2.75%, 01/19/27	200	215,924
3.50%, 09/20/28	400	445,872

Security	Par (000)	Value

South Korea (continued)
3.88%, 09/11/23	$200	$216,092
3.88%, 09/20/48	400	483,472
4.13%, 06/10/44	1,150	1,415,949
Korea Land & Housing Corp., 0.63%, 11/03/23(e)	200	200,366
Korea National Oil Corp.
0.88%, 10/05/25(d)(e)	400	393,996
1.63%, 10/05/30(e)	400	376,720
Korea SMEs and Startups Agency, 2.13%, 08/30/26(e)	400	414,632
Korea South-East Power Co. Ltd., 1.00%, 02/03/26(e)	400	395,128

		13,896,059

Sri Lanka — 0.0%
Sri Lanka Government International Bond
5.75%, 04/18/23(e)	600	433,806
5.88%, 07/25/22(e)	400	324,004
6.13%, 06/03/25(e)	600	400,290
6.20%, 05/11/27(e)	600	393,480
6.35%, 06/28/24(e)	200	139,142
6.75%, 04/18/28(e)	600	393,492
6.83%, 07/18/26(e)	400	264,496
6.85%, 03/14/24(e)	400	278,264
6.85%, 11/03/25(e)	800	533,208
7.55%, 03/28/30(e)	400	262,332
7.85%, 03/14/29(e)	400	262,192

		3,684,706

Supranational — 1.0%
Africa Finance Corp.
3.13%, 06/16/25(e)	400	411,548
3.75%, 10/30/29(e)	400	415,476
4.38%, 04/17/26(e)	265	288,132
African Development Bank
0.75%, 04/03/23	1,020	1,029,965
1.63%, 09/16/22	5	5,098
2.13%, 11/16/22	475	489,012
3.00%, 09/20/23	1,710	1,819,115
African Export-Import Bank (The)
4.13%, 06/20/24(e)	450	478,026
5.25%, 10/11/23(e)	800	864,776
Asian Development Bank
0.25%, 07/14/23	300	299,916
0.38%, 09/03/25	400	393,176
0.50%, 02/04/26	175	171,939
0.63%, 04/29/25	2,425	2,419,592
0.75%, 10/08/30	1,905	1,746,599
1.50%, 10/18/24	591	610,420
1.50%, 03/04/31	500	489,780
1.63%, 01/24/23	800	819,512
1.75%, 09/13/22	1,669	1,704,717
1.75%, 08/14/26	665	691,115
1.75%, 09/19/29	506	512,062
1.88%, 07/19/22	425	433,776
1.88%, 01/24/30	1,888	1,925,533
2.00%, 01/22/25	660	693,871
2.00%, 04/24/26	347	365,159
2.38%, 08/10/27	150	160,020
2.50%, 11/02/27	1,172	1,258,165
2.63%, 01/30/24	840	891,820
2.63%, 01/12/27	619	672,246
2.75%, 03/17/23	1,444	1,511,998
2.75%, 01/19/28	702	765,454

S C H E D U L E O F I N V E S T M E N T S	125

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
3.13%, 09/26/28	$345	$385,431
6.22%, 08/15/27	245	309,259
Asian Infrastructure Investment Bank (The)
0.25%, 09/29/23	1,365	1,362,912
0.50%, 05/28/25	1,515	1,500,789
2.25%, 05/16/24	2,350	2,477,793
Banque Ouest Africaine de Developpement, 5.00%, 07/27/27(b)	200	221,010
Corp. Andina de Fomento, 4.38%, 06/15/22	100	104,107
Council of Europe Development Bank
0.25%, 10/20/23	880	878,610
1.38%, 02/27/25	100	102,732
2.63%, 02/13/23	625	651,544
European Bank for Reconstruction & Development
0.50%, 05/19/25	50	49,621
0.50%, 11/25/25	1,500	1,477,725
1.63%, 09/27/24	565	586,063
2.75%, 03/07/23	245	256,317
European Investment Bank
0.00%, 11/06/26(h)	150	141,612
0.25%, 09/15/23	500	499,675
0.38%, 12/15/25	1,000	979,640
0.63%, 07/25/25	2,065	2,056,575
0.63%, 10/21/27	130	124,647
0.75%, 09/23/30	635	584,644
0.88%, 05/17/30	300	280,212
1.38%, 09/06/22	1,338	1,359,515
1.38%, 05/15/23	1,522	1,557,341
1.63%, 03/14/25	1,050	1,089,627
1.63%, 10/09/29	115	115,673
1.88%, 02/10/25	2,338	2,447,933
2.00%, 12/15/22	492	506,322
2.13%, 04/13/26	1,215	1,286,527
2.25%, 08/15/22	1,290	1,324,482
2.25%, 06/24/24	515	544,144
2.38%, 06/15/22	526	538,992
2.38%, 05/24/27	430	461,424
2.50%, 03/15/23	753	784,987
2.50%, 10/15/24	275	293,612
2.63%, 05/20/22	2,194	2,250,386
2.63%, 03/15/24	530	564,084
2.88%, 08/15/23	1,755	1,858,914
3.13%, 12/14/23	1,325	1,421,327
3.25%, 01/29/24	2,557	2,758,671
4.88%, 02/15/36	1,312	1,772,197
European Stability Mechanism, 0.38%, 09/10/25(b)	200	196,130
Inter-American Development Bank
0.25%, 11/15/23	2,300	2,296,090
0.50%, 05/24/23	2,200	2,211,946
0.63%, 09/16/27	320	307,139
0.88%, 04/03/25	225	226,818
0.88%, 04/20/26	200	199,710
1.13%, 01/13/31	750	710,430
1.75%, 09/14/22	987	1,008,142
1.75%, 03/14/25	1,515	1,578,675
2.00%, 06/02/26	790	830,503
2.00%, 07/23/26	1,192	1,253,531
2.13%, 01/15/25	1,491	1,573,915
2.25%, 06/18/29	703	740,259
2.38%, 07/07/27(d)	725	772,988

Security	Par (000)	Value

Supranational (continued)
2.50%, 01/18/23	$1,316	$1,367,298
2.63%, 01/16/24	1,396	1,481,016
3.00%, 09/26/22	50	51,955
3.00%, 10/04/23	1,259	1,340,911
3.00%, 02/21/24	2,805	3,009,484
3.13%, 09/18/28	1,026	1,146,196
3.20%, 08/07/42	230	257,637
3.88%, 10/28/41	410	507,371
4.38%, 01/24/44	655	868,792
Inter-American Investment Corp., 1.75%, 10/02/24(e)	400	415,672
International Bank for Reconstruction & Development
0.25%, 11/24/23	1,275	1,272,832
0.38%, 07/28/25	775	762,987
0.50%, 10/28/25	630	621,917
0.63%, 04/22/25	2,200	2,196,854
0.75%, 03/11/25	1,325	1,330,552
0.75%, 11/24/27	2,025	1,954,469
0.75%, 08/26/30	2,540	2,338,222
0.88%, 05/14/30	585	547,174
1.50%, 08/28/24	725	749,026
1.63%, 01/15/25	1,316	1,365,311
1.75%, 04/19/23	116	119,472
1.75%, 10/23/29	606	613,436
1.88%, 10/07/22	300	307,251
1.88%, 06/19/23	2,057	2,127,802
1.88%, 10/27/26	1,050	1,096,935
2.13%, 07/01/22	1,575	1,610,563
2.13%, 02/13/23(d)	275	284,314
2.13%, 03/03/25	430	454,377
2.50%, 03/19/24	3,067	3,252,308
2.50%, 11/25/24	1,301	1,390,327
2.50%, 07/29/25	715	767,016
2.50%, 11/22/27	1,406	1,512,026
3.00%, 09/27/23	1,929	2,053,652
3.13%, 11/20/25	260	286,686
4.75%, 02/15/35	1,085	1,423,281
7.63%, 01/19/23	620	698,263
Series GDIF, 1.60%, 10/20/26 (Call 10/20/21)(c)(e)	36	36,030
International Finance Corp.
0.75%, 08/27/30(d)	680	625,090
1.38%, 10/16/24	1,500	1,543,500
2.00%, 10/24/22	198	203,277
2.13%, 04/07/26	1,282	1,357,125
Nordic Investment Bank
0.38%, 05/19/23	1,000	1,002,340
0.38%, 09/11/25	200	196,438

		122,758,555

Suriname — 0.0%
Suriname Government International Bond, 9.25%, 10/26/26(e)(i)	200	135,946

Sweden — 0.1%
Kommuninvest I Sverige AB, 2.63%, 09/15/22(b)(d)	650	671,313
Svensk Exportkredit AB
0.50%, 08/26/25	400	393,988
0.63%, 05/14/25	500	497,380
1.63%, 11/14/22	500	510,520
2.00%, 08/30/22	15	15,342
2.88%, 03/14/23	2,430	2,547,418

		4,635,961

126	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Thailand — 0.0%
Export Import Bank of Thailand, 1.46%, 10/15/25(e)	$600	$598,620

Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bond
4.50%, 08/04/26(d)(e)	400	427,672
4.50%, 06/26/30 (Call 03/31/30)(e)	600	631,446

		1,059,118

Tunisia — 0.0%
Banque Centrale de Tunisie International Bond, 5.75%, 01/30/25(e)	807	755,860

Turkey — 0.2%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(e)	200	201,516
5.00%, 04/06/23(e)	800	810,000
Istanbul Metropolitan Municipality, 6.38%, 12/09/25(e)	800	777,432
Turkey Government International Bond
3.25%, 03/23/23	600	588,792
4.25%, 03/13/25	1,000	958,830
4.25%, 04/14/26	600	561,312
4.75%, 01/26/26	800	770,344
4.88%, 10/09/26	1,200	1,147,236
4.88%, 04/16/43	1,450	1,119,907
5.13%, 02/17/28	1,200	1,129,044
5.25%, 03/13/30	1,200	1,099,512
5.60%, 11/14/24	1,200	1,207,764
5.75%, 03/22/24	1,000	1,017,450
5.75%, 05/11/47	1,800	1,486,242
5.88%, 06/26/31	1,200	1,125,492
5.95%, 01/15/31	1,200	1,132,956
6.00%, 03/25/27	1,400	1,394,190
6.00%, 01/14/41	850	746,181
6.13%, 10/24/28	1,000	985,220
6.25%, 09/26/22	600	618,834
6.35%, 08/10/24	1,000	1,029,580
6.38%, 10/14/25	1,000	1,025,470
6.63%, 02/17/45	850	781,668
6.75%, 05/30/40	350	334,058
6.88%, 03/17/36	1,031	1,009,720
7.25%, 12/23/23	800	847,216
7.25%, 03/05/38	521	529,253
7.38%, 02/05/25	1,120	1,189,037
7.63%, 04/26/29	1,400	1,489,754
8.00%, 02/14/34	180	196,101
11.88%, 01/15/30(d)	100	134,545
Turkiye Ihracat Kredi Bankasi AS
5.38%, 10/24/23(e)	200	201,888
8.25%, 01/24/24(e)	400	426,132

		28,072,676

Ukraine — 0.1%
Ukraine Government International Bond
7.25%, 03/15/33(e)	809	810,772
7.38%, 09/25/32(e)	600	606,858
7.75%, 09/01/22(e)	200	209,006
7.75%, 09/01/23(e)	881	937,234
7.75%, 09/01/24(e)	221	237,188
7.75%, 09/01/25(e)	500	538,955
7.75%, 09/01/26(e)	403	434,716
7.75%, 09/01/27(e)	800	858,672
8.99%, 02/01/24(e)	600	659,670

Security	Par (000)	Value

Ukraine (continued)
9.75%, 11/01/28(e)	$1,200	$1,391,196

		6,684,267

United Arab Emirates — 0.2%
Abu Dhabi Government International Bond
0.75%, 09/02/23(e)	1,000	1,005,810
1.70%, 03/02/31(e)	1,200	1,144,332
2.13%, 09/30/24(e)	1,200	1,255,848
2.50%, 10/11/22(e)	200	206,096
2.50%, 04/16/25(e)	1,400	1,481,004
2.50%, 09/30/29(e)	1,700	1,756,236
2.70%, 09/02/70(e)	400	346,640
3.13%, 05/03/26(e)	1,400	1,523,340
3.13%, 10/11/27(e)	1,800	1,956,888
3.13%, 04/16/30(e)	1,400	1,512,336
3.13%, 09/30/49(e)	1,600	1,562,000
3.88%, 04/16/50(e)	1,300	1,445,132
4.13%, 10/11/47(e)	1,200	1,383,204
Dubai DOF Sukuk Ltd.
2.76%, 09/09/30(e)	900	897,552
3.88%, 01/30/23(e)	400	417,068
5.00%, 04/30/29(e)	400	463,540
Emirate of Dubai Government International Bonds
3.90%, 09/09/50(e)	800	739,384
5.25%, 01/30/43(e)	200	221,136
Finance Department Government of Sharjah
4.00%, 07/28/50(e)	500	438,135
4.38%, 03/10/51(b)	600	553,086
RAK Capital, 3.09%, 03/31/25(e)	400	424,380
Sharjah Sukuk Ltd., 3.76%, 09/17/24(e)	200	214,044
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(e)	400	410,188
3.23%, 10/23/29(e)	800	820,688
3.85%, 04/03/26(e)	200	214,818
4.23%, 03/14/28(e)	400	439,212

		22,832,097

United Kingdom — 0.0%
Bank of England Euro Note, 0.50%, 04/28/23(b)	355	356,906

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	455	518,518
4.38%, 10/27/27	500	571,560
4.38%, 01/23/31 (Call 10/23/30)	950	1,103,482
4.50%, 08/14/24(d)	480	520,906
4.98%, 04/20/55	1,136	1,402,824
5.10%, 06/18/50	1,582	1,978,861
7.63%, 03/21/36	450	683,937
7.88%, 01/15/33	174	261,390
8.00%, 11/18/22	236	255,295

		7,296,773

Vietnam — 0.0%
Vietnam Government International Bond, 4.80%, 11/19/24(e)	800	895,216

S C H E D U L E O F I N V E S T M E N T S	127

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Zambia — 0.0%
Zambia Government International Bond
8.50%, 04/14/24(e)(i)	$800	$490,288
8.97%, 07/30/27(e)(i)	1,400	849,058

		1,339,346

Total Foreign Government Obligations — 5.4% (Cost: $682,296,051)		684,627,542

Municipal Debt Obligations

California — 0.2%
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	890	1,404,144
Series S-1, 7.04%, 04/01/50(d)	150	253,761
Series S-3, 6.91%, 10/01/50	400	683,596
California State University RB
Class B, 2.98%, 11/01/51 (Call 05/01/51)	680	676,029
Series E, 2.90%, 11/01/51 (Call 11/01/30)	100	96,267
City of San Francisco CA Public Utilities Commission Water Revenue RB, Series E, 2.83%, 11/01/41 (Call 11/01/30)	1,000	1,010,430
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	50	81,072
Foothill-Eastern Transportation Corridor Agency RB, 4.09%, 01/15/49 (Call 01/15/30)	350	366,117
Los Angeles Community College District/CA GO, 2.11%, 08/01/32 (Call 08/01/30)	500	501,980
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49(d)	535	891,075
Los Angeles Department of Water & Power System Revenue RB BAB
Series A, 6.60%, 07/01/50	355	593,276
Series D, 6.57%, 07/01/45	100	159,323
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	675	900,821
5.76%, 07/01/29	400	501,900
Series RY, 6.76%, 07/01/34	100	142,551
Regents of the University of California Medical Center Pooled RB
3.26%, 05/15/60 (Call 11/15/59)	185	187,157
3.71%, 05/15/20 (Call 11/15/19)	100	101,040
Regents of the University of California Medical Center Pooled RB BAB, Series H, 6.55%, 05/15/48	50	75,245
Regents of the University of California Medical Center Pooled Revenue RB BAB, Series F, 6.58%, 05/15/49(d)	1,260	1,899,324
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	160	234,717
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	150	220,200
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	200	250,026
State of California Department of Water Resources Power Supply Revenue RB, Series P, 2.00%, 05/01/22	80	81,354
State of California GO
1.70%, 02/01/28	250	250,995
3.38%, 04/01/25	200	219,544
3.50%, 04/01/28	315	353,159
4.60%, 04/01/38 (Call 04/01/28)	125	143,991

Security	Par (000)	Value

California (continued)
Series A, 2.37%, 04/01/22	$100	$101,973
Series A, 3.05%, 04/01/29	500	546,550
State of California GO BAB
7.30%, 10/01/39	420	649,492
7.35%, 11/01/39	500	779,035
7.50%, 04/01/34	1,700	2,648,396
7.55%, 04/01/39(d)	355	582,637
7.60%, 11/01/40	1,100	1,862,047
7.63%, 03/01/40	700	1,144,584
University of California RB
3.07%, 05/15/51 ( 05/15/31)	1,305	1,296,361
Series AJ, 4.60%, 05/15/31	100	116,702
Series AQ, 4.77%, 05/15/15	500	638,345
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	50	54,164
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	720	696,211
University of California RB BAB, 5.77%, 05/15/43	100	137,124

		23,532,715

Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32(d)	190	252,310
State of Connecticut GO BAB, Series D, 5.09%, 10/01/30	50	60,523

		312,833

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority RB
3.21%, 10/01/48 (Call 10/01/29)	60	61,298
Series A, 4.81%, 10/01/14	100	138,235

		199,533

Florida — 0.0%
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/41 (Call 10/01/28)	60	65,568
State Board of Administration Finance Corp. RB
1.26%, 07/01/25	667	674,150
2.15%, 07/01/30	925	924,288

		1,664,006

Georgia — 0.0%
City of Atlanta GA Water & Wastewater Revenue RB, 2.26%, 11/01/35 (Call 11/01/30)	120	119,903
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	497	735,654
Project M, Series 2010-A, 6.66%, 04/01/57	147	216,819
Project P, Series 2010-A, 7.06%, 04/01/57	25	35,423

		1,107,799

Illinois — 0.1%
Chicago O’Hare International Airport RB, Series C, 4.47%, 01/01/49	80	99,697
Chicago O’Hare International Airport RB BAB, Series B, 6.40%, 01/01/40	500	733,490
Chicago Transit Authority RB BAB, Series B, 6.20%, 12/01/40	400	537,936
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB
Series A, 6.90%, 12/01/40	250	345,460
Series B, 6.90%, 12/01/40	170	234,622
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	180	248,116
State of Illinois GO
4.95%, 06/01/23(d)	36	36,695
5.10%, 06/01/33	3,150	3,577,360

128	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	$800	$997,640

		6,811,016

Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority RB, Class D, 3.05%, 07/01/40( 01/01/40)	200	201,462

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL
2.51%, 07/01/41 (Call 07/01/30)	70	69,311
2.66%, 09/01/39	100	102,218
2.81%, 09/01/43	100	102,337
2.90%, 09/01/49	550	566,847
Series E, 5.46%, 12/01/39	145	200,142
Commonwealth of Massachusetts GOL BAB, 4.91%, 05/01/29	805	990,448
Massachusetts School Building Authority RB
2.95%, 05/15/43 (Call 05/15/30)	500	507,640
3.40%, 10/15/40 (Call 10/15/29)	65	68,342

		2,607,285

Michigan — 0.0%
Great Lakes Water Authority Sewage Disposal System Revenue RB, 3.06%, 07/01/39	100	102,456
Michigan Finance Authority RB, 3.38%, 12/01/40	55	57,874
University of Michigan RB, 2.44%, 04/01/40
(Call 10/01/39)	238	229,996

		390,326

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB
Series A, 3.23%, 05/15/50 (Call 11/15/49)	500	538,070
Series A, 3.65%, 08/15/57 (Call 02/15/57)	225	262,717

		800,787

Nebraska — 0.0%
University of Nebraska Facilities Corp. RB, Series A, Class A, 3.04%, 10/01/49	50	51,109

New Jersey — 0.0%
New Jersey Economic Development Authority RB
Series A, 7.43%, 02/15/29 (NPFGC)	350	450,740
Series B, 0.00%, 02/15/22(h)	100	99,336
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	1,055	1,696,609
New Jersey Transportation Trust Fund Authority RB, 4.13%, 06/15/42	345	369,919
New Jersey Transportation Trust Fund Authority RB BAB
Series B, 6.56%, 12/15/40	210	296,432
Series C, 5.75%, 12/15/28	50	58,857
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	135	211,745
Rutgers The State University of New Jersey RB
3.27%, 05/01/43	200	208,090
Series P, 3.92%, 05/01/19 (Call 11/01/18)	100	107,431

		3,499,159

New York — 0.1%
City of New York NY GO BAB
Series A-2, 5.21%, 10/01/31	135	165,347
Series C-1, 5.52%, 10/01/37	100	133,922
Series F1, 6.27%, 12/01/37	250	357,587

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority RB, Series C2, 5.18%, 11/15/49	$500	$630,300
Metropolitan Transportation Authority RB BAB 7.34%, 11/15/39	250	393,847
Series 2010-A, 6.67%, 11/15/39	150	204,932
Series A, 5.87%, 11/15/39	100	125,899
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.57%, 11/01/38	200	261,104
Series C-2, 5.77%, 08/01/36	40	50,629
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	525	743,526
5.72%, 06/15/42(d)	250	368,670
5.88%, 06/15/44	115	174,403
5.95%, 06/15/42	225	338,888
New York State Dormitory Authority RB, Series F, 3.11%, 02/15/39	150	156,591
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40	390	528,661
Series F, 5.63%, 03/15/39	50	65,021
New York State Thruway Authority RB
Class M, 2.90%, 01/01/35	100	105,104
Series M, 3.50%, 01/01/42 (Call 01/01/30)	490	506,562
New York State Urban Development Corp. RB, Series B, 3.90%, 03/15/33 (Call 09/15/28)	250	277,542
Port Authority of New York & New Jersey RB
3.18%, 07/15/60 ( 07/15/31)	100	97,065
Series 165, 5.65%, 11/01/40	255	351,642
Series 168, 4.93%, 10/01/51	275	369,479
Series 174, 4.46%, 10/01/62	1,600	2,020,448
Series 181, 4.96%, 08/01/46	100	130,114
Series 192, 4.81%, 10/15/65	395	526,780
Series AAA, 1.09%, 07/01/23	500	506,905

		9,590,968

Ohio — 0.0%
American Municipal Power Inc. RB BAB, Series B, 8.08%, 02/15/50	650	1,169,694
JobsOhio Beverage System RB
2.83%, 01/01/38	250	255,100
Series B, 4.53%, 01/01/35	350	427,686
Ohio State University (The) RB, Series A, 3.80%, 12/01/46	395	457,892
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	175	231,112
Ohio Turnpike & Infrastructure Commission RB, Series A, Class A, 3.22%, 02/15/48 (Call 02/15/30)	50	50,382
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	50	58,923

		2,650,789

Oregon — 0.0%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC)	100	120,062
Series B, 5.68%, 06/30/28 (NPFGC)	100	122,627
Oregon State University RB, 3.42%, 03/01/60 (Call 03/01/30) (BAM)	200	203,434
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	200	274,472
State of Oregon GO, 5.89%, 06/01/27	340	415,915

		1,136,510

S C H E D U L E O F I N V E S T M E N T S	129

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania — 0.0%
Pennsylvania State University (The) RB, 2.84%, 09/01/50	$250	$246,770

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	250	278,735

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	200	287,868
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48(d)	525	720,610
Series B, 6.00%, 12/01/44	50	74,374
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	50	67,096
Dallas Fort Worth International Airport RB
Series A, Class A, 3.14%, 11/01/45	125	128,382
Series C, Class C, 2.92%, 11/01/50	100	97,023
Series C, Class C, 3.09%, 11/01/40 (Call 11/01/30)	500	510,785
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	245	247,808
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	408	653,457
Permanent University Fund - Texas A&M University System RB, Series B, 3.66%, 07/01/47 (Call 07/01/27)	100	108,080
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 07/01/47 (Call 01/01/47)	120	134,646
State of Texas GO BAB, 5.52%, 04/01/39(d)	715	1,019,840
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	400	429,636
Texas Transportation Commission State Highway Fund RB, 4.00%, 10/01/33	500	605,190
Texas Transportation Commission State Highway Fund RB BAB, Series B, First Class, 5.18%, 04/01/30	1,115	1,376,724
University of Texas System (The) RB, Series B, 2.44%, 08/15/49 (Call 02/15/49)	95	88,947
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	155	199,530

		6,749,996

Utah — 0.0%
State of Utah GO BAB, Series B, 3.54%, 07/01/25	100	107,454

Virginia — 0.0%
University of Virginia, 2.26%, 09/01/50 (Call 03/01/50)	1,120	1,018,674
University of Virginia RB, Series C, 4.18%, 09/01/17 (Call 03/01/17)	50	61,676

		1,080,350

Washington — 0.0%
Central Puget Sound Regional Transit Authority RB BAB, 5.49%, 11/01/39	30	41,284
State of Washington GO BAB, Series F, 5.14%, 08/01/40(d)	600	823,092

		864,376

Security	Par (000)	Value

Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	$20	$23,211
Series C, 3.15%, 05/01/27	250	275,460

		298,671

Total Municipal Debt Obligations — 0.5% (Cost: $62,779,655)		64,182,649

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 23.9%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	26	27,210
2.50%, 08/01/31	283	297,491
2.50%, 10/01/31	519	545,084
2.50%, 12/01/31	299	314,135
2.50%, 02/01/32	564	592,527
2.50%, 01/01/33	1,040	1,095,534
3.00%, 05/01/29	24	25,067
3.00%, 05/01/30	56	59,167
3.00%, 06/01/30	31	32,487
3.00%, 07/01/30	68	72,515
3.00%, 12/01/30	714	753,735
3.00%, 02/01/31	21	22,346
3.00%, 05/01/31	22	23,517
3.00%, 06/01/31	15	15,483
3.00%, 03/01/46	3,080	3,248,738
3.00%, 07/01/46	186	196,181
3.00%, 08/01/46	1,300	1,370,576
3.00%, 09/01/46	938	995,393
3.00%, 10/01/46	1,706	1,808,779
3.00%, 11/01/46	1,306	1,377,064
3.00%, 12/01/46	4,941	5,212,241
3.00%, 01/01/47	890	938,198
3.00%, 02/01/47	2,083	2,196,371
3.00%, 05/01/47	520	552,954
3.00%, 06/01/47	1,458	1,552,392
3.00%, 08/01/47	189	199,216
3.00%, 09/01/47	729	770,482
3.00%, 10/01/47	505	532,895
3.50%, 05/01/32	80	86,247
3.50%, 09/01/32	66	70,496
3.50%, 07/01/33	228	244,397
3.50%, 06/01/34	1,004	1,075,096
3.50%, 03/01/38	585	625,246
3.50%, 09/01/38	7	7,198
3.50%, 10/01/42	991	1,078,137
3.50%, 04/01/43	26	28,471
3.50%, 07/01/43	29	31,377
3.50%, 01/01/44	74	80,316
3.50%, 09/01/44	146	159,569
3.50%, 10/01/44	814	879,962
3.50%, 12/01/45	176	193,152
3.50%, 01/01/46	19	20,725
3.50%, 03/01/46	4,732	5,161,612
3.50%, 05/01/46	136	148,232
3.50%, 07/01/46	170	182,234
3.50%, 08/01/46	212	228,871
3.50%, 09/01/46	101	109,283
3.50%, 11/01/46	43	45,326

130	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 12/01/46	$1,989	$2,150,298
3.50%, 01/01/47	511	548,690
3.50%, 02/01/47	574	616,093
3.50%, 03/01/47	105	113,111
3.50%, 04/01/47	97	103,409
3.50%, 05/01/47	124	133,365
3.50%, 07/01/47	903	963,216
3.50%, 08/01/47	43	46,342
3.50%, 09/01/47	2,039	2,196,339
3.50%, 12/01/47	42	44,489
3.50%, 01/01/48	955	1,041,886
3.50%, 02/01/48	1,967	2,092,537
3.50%, 03/01/48	1,358	1,446,965
3.50%, 05/01/48	909	968,867
3.50%, 04/01/49	1,455	1,571,733
3.50%, 05/01/49	335	361,957
3.50%, 06/01/49	500	540,654
4.00%, 05/01/33	178	189,514
4.00%, 08/01/42	140	155,105
4.00%, 07/01/44	29	32,546
4.00%, 02/01/45	157	172,528
4.00%, 06/01/45	14	14,934
4.00%, 08/01/45	86	94,207
4.00%, 09/01/45	845	922,808
4.00%, 01/01/46	158	172,045
4.00%, 03/01/46	6	6,842
4.00%, 05/01/46	16	16,901
4.00%, 07/01/46	325	355,389
4.00%, 10/01/46	188	205,343
4.00%, 11/01/46	504	548,637
4.00%, 02/01/47	280	304,214
4.00%, 10/01/47	77	83,314
4.00%, 11/01/47	8	8,569
4.00%, 01/01/48	2,884	3,108,153
4.00%, 02/01/48	867	936,477
4.00%, 06/01/48	754	822,672
4.00%, 07/01/48	840	900,372
4.00%, 08/01/48	304	325,910
4.00%, 09/01/48	221	236,594
4.00%, 12/01/48	680	737,114
4.00%, 01/01/49	604	649,814
4.50%, 02/01/41	93	104,178
4.50%, 05/01/42	110	122,509
4.50%, 01/01/45	71	79,457
4.50%, 01/01/46	95	105,805
4.50%, 04/01/46	15	17,278
4.50%, 05/01/46	11	12,378
4.50%, 07/01/46	6	6,243
4.50%, 09/01/46	990	1,109,147
4.50%, 05/01/47	89	97,252
4.50%, 06/01/47	49	53,294
4.50%, 05/01/48	662	720,153
4.50%, 06/01/48	311	340,804
4.50%, 07/01/48	266	290,321
4.50%, 10/01/48	1,395	1,559,508
4.50%, 12/01/48	485	529,464
4.50%, 01/01/49	624	680,930
5.00%, 04/01/33	449	508,258
5.00%, 09/01/47	32	35,622
5.00%, 03/01/48	184	202,840

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 04/01/48	$963	$1,064,445
5.00%, 05/01/48	132	146,092
5.00%, 07/01/48	280	310,125
5.00%, 04/01/49	199	219,651
Federal National Mortgage Association
3.00%, 02/01/47	534	569,739
3.50%, 11/01/51	1,964	2,147,136
4.00%, 02/01/47	1,064	1,174,999
4.00%, 01/01/57	751	843,679
4.00%, 02/01/57	841	945,379
Series 2014-M02, Class ASV2, 2.78%, 06/25/21(a)	9	8,789
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	9	9,469
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	5,000	5,454,845
Series 2018-M10, Class A2, 3.48%, 07/25/28(a)	2,750	3,105,185
Series 2018-M12, Class A2, 3.77%, 08/25/30(a)	2,950	3,403,776
Series 2019-M2, Class A2, 3.75%, 11/25/28(a)	2,000	2,291,424
FHLMC Multifamily Structured Pass Through Certificates
Series K017, Class A2, 2.87%, 12/25/21 (Call 12/25/21)	1,101	1,111,588
Series K020, Class A2, 2.37%, 05/25/22 (Call 05/25/22)	50	50,695
Series K022, Class A2, 2.36%, 07/25/22 (Call 07/25/22)	2,998	3,048,389
Series K028, Class A2, 3.11%, 02/25/23 (Call 02/25/23)	2,700	2,809,260
Series K034, Class A2, 3.53%, 07/25/23 (Call 07/25/23)(a)	1,000	1,062,567
Series K036, Class A2, 3.53%, 10/25/23 (Call 10/25/23)(a)	750	800,989
Series K040, Class A2, 3.24%, 09/25/24 (Call 09/25/24)	3,195	3,449,266
Series K044, Class A2, 2.81%, 01/25/25 (Call 01/25/25)	7,500	7,993,883
Series K048, Class A2, 3.28%, 06/25/25 (Call 06/25/25)(a)	1,610	1,757,590
Series K053, Class A2, 3.00%, 12/25/25 (Call 12/25/25)	3,000	3,257,541
Series K064, Class A2, 3.22%, 03/25/27 (Call 03/25/27)	3,000	3,319,414
Series K078, Class A2, 3.85%, 06/25/28 (Call 06/25/28)	3,600	4,154,756
Series K086, Class A2, 3.86%, 11/25/28 (Call 11/25/28)(a)	1,000	1,157,470
Series K089, Class A2, 3.56%, 01/25/29 (Call 01/25/29)	2,000	2,276,822
Series K100, Class A2, 2.67%, 09/25/29 (Call 09/25/29)	3,000	3,233,169
Series K101, Class A2, 2.52%, 10/25/29 (Call 10/25/29)	2,000	2,132,193
Series K106, Class A2, 2.07%, 01/25/30 (Call 01/25/30)	3,170	3,275,929
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	3,000	2,970,040
Series K110, Class A2, 1.48%, 04/25/30 (Call 04/25/30)	660	650,860
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 05/25/31)	910	995,058
Series K-1512, Class A3, 3.06%, 04/25/34 (Call 04/25/34)	720	788,531

S C H E D U L E O F I N V E S T M E N T S	131

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K730, Class A2, 3.59%, 01/25/25 (Call 01/25/25)(a)	$2,000	$2,174,956
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	2,780	2,787,525
Government National Mortgage Association
1.50%, 05/20/51(m)	11,275	11,131,860
2.00%, 04/20/51	60,900	62,169,317
2.00%, 05/20/51(m)	20,025	20,433,322
2.50%, 05/20/45	100	103,955
2.50%, 12/20/46	1,233	1,286,992
2.50%, 01/20/47	440	459,053
2.50%, 08/20/50	4,496	4,670,852
2.50%, 09/20/50	6,496	6,748,904
2.50%, 12/20/50	8,310	8,633,085
2.50%, 01/20/51	17,415	18,091,409
2.50%, 02/20/51	36,676	38,158,540
2.50%, 05/20/51(m)	69,772	72,524,463
3.00%, 01/20/43	933	993,565
3.00%, 03/15/43	13	13,637
3.00%, 11/20/43	31	33,256
3.00%, 12/20/43	38	40,376
3.00%, 05/20/45	1,754	1,865,096
3.00%, 06/20/45	140	148,661
3.00%, 07/20/45	1,694	1,801,091
3.00%, 10/20/45	394	419,312
3.00%, 11/20/45	42	44,182
3.00%, 12/20/45	82	86,674
3.00%, 02/20/46	1,398	1,485,908
3.00%, 04/20/46	1,245	1,316,335
3.00%, 05/20/46	1,101	1,164,219
3.00%, 06/20/46	1,266	1,338,569
3.00%, 07/20/46	1,869	1,977,284
3.00%, 08/20/46	2,974	3,145,800
3.00%, 09/20/46	2,310	2,442,971
3.00%, 11/20/46	783	828,682
3.00%, 12/15/46	782	843,584
3.00%, 12/20/46	2,355	2,490,721
3.00%, 02/15/47	1,216	1,280,730
3.00%, 02/20/47	1,037	1,097,210
3.00%, 03/20/47	245	259,257
3.00%, 06/20/47	801	845,572
3.00%, 07/20/47	73	77,581
3.00%, 11/20/47	1,656	1,747,958
3.00%, 12/20/47	1,764	1,861,868
3.00%, 01/20/48	2,012	2,123,318
3.00%, 02/20/48	575	607,195
3.00%, 07/20/49	5,128	5,383,067
3.00%, 09/20/49	534	559,632
3.00%, 01/20/50	21,863	22,876,944
3.00%, 02/20/50	6,042	6,319,977
3.00%, 08/20/50	2,672	2,791,100
3.00%, 09/20/50	8,075	8,449,182
3.00%, 01/20/51	44,744	46,951,700
3.00%, 02/20/51	19,321	20,304,299
3.00%, 05/20/51(m)	29,344	30,705,745
3.50%, 09/20/42	775	840,967
3.50%, 10/20/42	1,824	1,980,167
3.50%, 11/20/42	831	902,327
3.50%, 12/20/42	628	682,086
3.50%, 06/15/43	499	542,768

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 10/20/44	$106	$115,247
3.50%, 12/20/44	218	235,415
3.50%, 02/20/45	1,059	1,144,147
3.50%, 04/20/45	861	927,225
3.50%, 05/20/45	3,892	4,194,324
3.50%, 09/20/45	13,123	14,148,847
3.50%, 10/20/45	102	110,172
3.50%, 11/20/45	825	888,984
3.50%, 12/20/45	815	878,152
3.50%, 03/20/46	1,942	2,087,618
3.50%, 04/20/46	801	861,553
3.50%, 06/20/46	3,528	3,793,328
3.50%, 11/20/46	105	112,640
3.50%, 12/20/46	1,144	1,229,686
3.50%, 01/20/47	328	352,699
3.50%, 02/20/47	1,508	1,620,736
3.50%, 03/20/47	2,110	2,254,757
3.50%, 04/20/47	309	334,662
3.50%, 06/20/47	404	431,840
3.50%, 08/20/47	2,247	2,423,029
3.50%, 09/20/47	3,499	3,738,623
3.50%, 10/20/47	18,201	19,454,276
3.50%, 11/20/47	1,928	2,059,927
3.50%, 12/15/47	1,703	1,845,365
3.50%, 12/20/47	601	653,841
3.50%, 01/20/48	386	412,333
3.50%, 02/20/48	657	701,814
3.50%, 04/20/48	3,206	3,475,806
3.50%, 08/20/48	1,421	1,515,716
3.50%, 01/20/49	628	670,536
3.50%, 01/20/50	1,510	1,603,582
3.50%, 03/20/50	1,698	1,804,154
3.50%, 05/20/50	3,124	3,318,866
3.50%, 08/20/50	4,423	4,710,038
3.50%, 05/20/51(m)	56,578	60,014,406
4.00%, 08/20/45	657	718,112
4.00%, 09/20/45	221	241,740
4.00%, 10/20/45	10	10,395
4.00%, 01/20/46	37	40,659
4.00%, 03/20/46	467	510,177
4.00%, 07/20/46	43	46,935
4.00%, 09/20/46	11	11,474
4.00%, 11/20/46	112	121,595
4.00%, 12/15/46	79	86,323
4.00%, 04/20/47	1,931	2,081,024
4.00%, 07/20/47	4,633	4,993,060
4.00%, 08/20/47	189	203,269
4.00%, 11/20/47	1,584	1,707,565
4.00%, 03/20/48	2,810	3,028,268
4.00%, 04/20/48	1,354	1,455,278
4.00%, 05/15/48	471	505,654
4.00%, 05/20/48	2,767	2,969,138
4.00%, 08/20/48	2,648	2,842,100
4.00%, 09/20/48	1,085	1,164,005
4.00%, 11/20/48	299	320,996
4.00%, 09/15/49	399	431,365
4.00%, 05/20/51(m)	57,104	61,068,936
4.50%, 04/15/40	16	18,335
4.50%, 11/20/45	90	100,395
4.50%, 08/20/46	85	94,840

132	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 09/20/46	$14	$15,203
4.50%, 10/20/46	77	86,553
4.50%, 11/20/46	38	42,234
4.50%, 02/20/47	44	48,655
4.50%, 04/20/47	60	66,048
4.50%, 06/20/47	127	139,874
4.50%, 10/20/47	64	70,145
4.50%, 04/20/48	1,057	1,150,302
4.50%, 06/20/48	1,061	1,153,503
4.50%, 07/20/48	1,143	1,241,281
4.50%, 08/20/48	890	965,331
4.50%, 12/20/48	1,661	1,797,186
4.50%, 03/20/49	380	410,637
4.50%, 06/20/49	2,200	2,381,905
4.50%, 07/20/49	1,213	1,314,034
4.50%, 08/20/49	398	430,772
4.50%, 05/20/51(m)	36,559	39,567,306
5.00%, 07/20/46	23	25,720
5.00%, 03/20/48	220	241,536
5.00%, 04/20/48	660	725,656
5.00%, 05/20/48	316	347,293
5.00%, 11/20/48	429	468,175
5.00%, 12/20/48	578	631,299
5.00%, 01/20/49	1,207	1,318,375
5.00%, 04/20/49	107	117,356
5.00%, 05/20/49	154	168,092
5.00%, 05/20/51(m)	3,848	4,214,161
5.50%, 04/20/48	38	41,744
Uniform Mortgage-Backed Securities
1.50%, 05/18/36(m)	54,875	55,554,507
1.50%, 05/13/51(m)	54,250	53,167,119
1.50%, 06/14/51(m)	5,100	4,988,096
2.00%, 12/01/35	12,301	12,714,425
2.00%, 02/01/36	66,225	68,540,998
2.00%, 03/01/36	9,416	9,740,384
2.00%, 05/01/36	6,575	6,798,311
2.00%, 05/18/36(m)	30,965	31,984,668
2.00%, 09/01/50	18,526	18,734,217
2.00%, 10/01/50	4,446	4,499,898
2.00%, 12/01/50	6,035	6,122,126
2.00%, 01/01/51	26,331	26,641,402
2.00%, 02/01/51	32,423	32,789,407
2.00%, 03/01/51	32,149	32,523,434
2.00%, 04/01/51	33,992	34,374,699
2.00%, 05/01/51	34,608	34,982,876
2.00%, 05/13/51(m)	209,016	211,089,830
2.00%, 06/14/51(m)	17,000	17,137,020
2.50%, 12/01/29	102	106,336
2.50%, 03/01/30	133	139,426
2.50%, 07/01/30	128	133,867
2.50%, 08/01/30	36	38,051
2.50%, 12/01/30	47	49,495
2.50%, 01/01/31	38	39,896
2.50%, 09/01/31	403	423,029
2.50%, 10/01/31	2,742	2,872,811
2.50%, 12/01/31	647	678,014
2.50%, 01/01/32	2,594	2,727,372
2.50%, 02/01/32	530	557,580
2.50%, 03/01/32	533	559,149
2.50%, 04/01/32	3,413	3,595,381

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 10/01/32	$79	$83,410
2.50%, 01/01/33	4,101	4,291,047
2.50%, 11/01/34	4,480	4,678,953
2.50%, 07/01/35	4,005	4,227,674
2.50%, 10/01/35	20,556	21,556,837
2.50%, 03/01/36	11,148	11,790,247
2.50%, 05/18/36(m)	47,238	49,363,710
2.50%, 04/01/47	1,421	1,481,487
2.50%, 06/01/50	1,265	1,315,390
2.50%, 07/01/50	2,360	2,469,455
2.50%, 08/01/50	3,169	3,298,378
2.50%, 09/01/50	19,437	20,232,040
2.50%, 10/01/50	11,903	12,366,586
2.50%, 11/01/50	22,060	22,931,496
2.50%, 12/01/50	19,402	20,120,436
2.50%, 01/01/51	17,100	17,767,295
2.50%, 02/01/51	40,876	42,404,150
2.50%, 03/01/51	5,684	5,923,670
2.50%, 04/01/51	608	631,636
2.50%, 05/01/51	15,856	16,452,907
2.50%, 05/13/51(m)	114,892	119,191,473
2.50%, 06/14/51(m)	39,575	40,959,022
3.00%, 10/01/27	72	75,694
3.00%, 03/01/30	2,786	2,938,582
3.00%, 04/01/30	109	115,843
3.00%, 07/01/30	89	94,349
3.00%, 08/01/30	355	374,821
3.00%, 09/01/30	493	520,456
3.00%, 10/01/30	193	204,032
3.00%, 11/01/30	47	49,349
3.00%, 12/01/30	114	120,305
3.00%, 01/01/31	1,851	1,964,858
3.00%, 02/01/31	685	728,812
3.00%, 03/01/31	218	232,268
3.00%, 04/01/31	67	71,462
3.00%, 06/01/31	437	465,315
3.00%, 09/01/31	161	171,423
3.00%, 10/01/31	52	54,697
3.00%, 01/01/32	518	554,121
3.00%, 02/01/32	1,670	1,782,283
3.00%, 03/01/32	67	71,068
3.00%, 06/01/32	571	603,193
3.00%, 08/01/32	335	359,314
3.00%, 11/01/32	521	557,853
3.00%, 12/01/32	939	997,272
3.00%, 02/01/33	600	642,435
3.00%, 10/01/33	560	590,027
3.00%, 07/01/34	407	428,852
3.00%, 09/01/34	3,292	3,505,716
3.00%, 11/01/34	412	437,469
3.00%, 12/01/34	3,772	3,971,098
3.00%, 03/01/35	1,113	1,171,764
3.00%, 07/01/35	891	937,708
3.00%, 12/01/35	4,712	5,003,357
3.00%, 05/18/36(m)	54,085	56,990,657
3.00%, 01/01/37	320	337,989
3.00%, 11/01/42	151	161,012
3.00%, 12/01/42	347	369,782
3.00%, 03/01/43	373	396,799
3.00%, 09/01/43	337	358,596

S C H E D U L E O F I N V E S T M E N T S	133

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 01/01/44	$474	$504,891
3.00%, 10/01/44	4,486	4,774,832
3.00%, 01/01/45	153	163,377
3.00%, 03/01/45	1,146	1,219,360
3.00%, 05/01/45	508	540,406
3.00%, 11/01/45	59	62,113
3.00%, 07/01/46	7,633	8,066,678
3.00%, 08/01/46	903	955,272
3.00%, 10/01/46	64	67,881
3.00%, 11/01/46	7,819	8,252,784
3.00%, 12/01/46	8,388	8,844,665
3.00%, 01/01/47	2,509	2,649,762
3.00%, 02/01/47	3,703	3,903,576
3.00%, 03/01/47	2,615	2,756,236
3.00%, 05/01/47	70	73,815
3.00%, 07/01/47	1,190	1,253,898
3.00%, 08/01/47	406	427,690
3.00%, 12/01/47	512	543,464
3.00%, 03/01/48	488	513,469
3.00%, 04/01/48	20,953	22,300,759
3.00%, 09/01/49	3,076	3,265,016
3.00%, 10/01/49	473	496,750
3.00%, 11/01/49	515	541,451
3.00%, 12/01/49	10,779	11,282,129
3.00%, 02/01/50	4,358	4,572,631
3.00%, 03/01/50	2,080	2,184,382
3.00%, 04/01/50	4,347	4,554,434
3.00%, 05/01/50	4,623	4,843,679
3.00%, 06/01/50	16,043	16,932,178
3.00%, 07/01/50	9,110	9,548,282
3.00%, 08/01/50	19,722	20,663,091
3.00%, 09/01/50	2,667	2,791,220
3.00%, 10/01/50	11,970	12,654,978
3.00%, 01/01/51	6,325	6,703,321
3.00%, 04/01/51	37,736	40,280,943
3.00%, 05/13/51(m)	96,394	100,965,185
3.50%, 01/01/27	5	5,043
3.50%, 12/01/29	15	16,237
3.50%, 07/01/30	265	285,440
3.50%, 10/01/30	24	25,657
3.50%, 03/01/31	170	183,056
3.50%, 06/01/31	198	214,150
3.50%, 01/01/32	102	110,703
3.50%, 05/01/32	152	165,503
3.50%, 06/01/32	173	188,317
3.50%, 07/01/32	100	108,232
3.50%, 08/01/32	55	58,947
3.50%, 09/01/32	396	424,642
3.50%, 10/01/32	182	196,147
3.50%, 11/01/32	125	135,576
3.50%, 03/01/33	413	449,134
3.50%, 04/01/33	577	628,079
3.50%, 05/01/33	266	288,942
3.50%, 06/01/33	853	913,975
3.50%, 02/01/34	3,452	3,754,920
3.50%, 07/01/34	1,389	1,484,920
3.50%, 08/01/34	1,060	1,135,802
3.50%, 01/01/35	546	589,073
3.50%, 05/18/36(m)	22,951	24,545,915
3.50%, 10/01/44	834	907,289

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 02/01/45	$501	$544,968
3.50%, 03/01/45	155	169,757
3.50%, 05/01/45	75	81,859
3.50%, 07/01/45	182	198,270
3.50%, 08/01/45	350	380,262
3.50%, 10/01/45	230	250,305
3.50%, 11/01/45	118	126,812
3.50%, 12/01/45	1,889	2,029,661
3.50%, 01/01/46	817	891,393
3.50%, 02/01/46	403	433,066
3.50%, 03/01/46	1,940	2,095,561
3.50%, 04/01/46	31	32,758
3.50%, 05/01/46	56	61,012
3.50%, 06/01/46	91	98,135
3.50%, 07/01/46	203	221,135
3.50%, 08/01/46	206	220,268
3.50%, 09/01/46	460	503,287
3.50%, 10/01/46	619	669,363
3.50%, 11/01/46	105	113,152
3.50%, 12/01/46	3,651	3,950,930
3.50%, 01/01/47	3,359	3,648,012
3.50%, 02/01/47	246	264,381
3.50%, 04/01/47	632	681,592
3.50%, 05/01/47	384	419,949
3.50%, 06/01/47	645	693,991
3.50%, 07/01/47	6,862	7,337,307
3.50%, 08/01/47	868	930,973
3.50%, 09/01/47	3,724	3,971,160
3.50%, 10/01/47	1,251	1,365,523
3.50%, 11/01/47	2,400	2,582,447
3.50%, 12/01/47	667	711,629
3.50%, 01/01/48	3,483	3,744,065
3.50%, 02/01/48	12,034	12,901,089
3.50%, 03/01/48	243	258,696
3.50%, 04/01/48	1,319	1,410,567
3.50%, 05/01/48	154	168,104
3.50%, 06/01/48	1,024	1,089,322
3.50%, 07/01/48	1,764	1,891,667
3.50%, 11/01/48	355	378,366
3.50%, 01/01/49	1,771	1,888,345
3.50%, 02/01/49	4,341	4,727,326
3.50%, 03/01/49	729	787,881
3.50%, 04/01/49	345	375,350
3.50%, 06/01/49	13,680	14,679,968
3.50%, 07/01/49	5,463	5,823,342
3.50%, 11/01/49	868	921,659
3.50%, 02/01/50	2,198	2,332,944
3.50%, 03/01/50	795	844,121
3.50%, 04/01/50	2,343	2,520,089
3.50%, 05/01/50(n)	39,138	41,800,539
3.50%, 05/13/51(m)	115,770	123,245,305
3.50%, 06/14/51(m)	51,400	54,641,354
4.00%, 07/01/29	381	406,746
4.00%, 07/01/32	496	529,494
4.00%, 05/01/33	558	595,238
4.00%, 06/01/33	238	254,198
4.00%, 07/01/33	159	169,349
4.00%, 12/01/33	1,198	1,280,345
4.00%, 05/18/36(m)	2,262	2,412,653
4.00%, 06/01/38	150	162,549

134	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 06/01/42	$3,011	$3,319,060
4.00%, 10/01/44	9	10,298
4.00%, 12/01/44	125	137,549
4.00%, 01/01/45	1,014	1,116,372
4.00%, 02/01/45	310	341,642
4.00%, 03/01/45	344	376,204
4.00%, 05/01/45	173	190,492
4.00%, 06/01/45	537	590,091
4.00%, 07/01/45	54	59,207
4.00%, 08/01/45	50	54,092
4.00%, 09/01/45	67	73,162
4.00%, 01/01/46	80	87,114
4.00%, 04/01/46	19	20,340
4.00%, 06/01/46	1,597	1,759,347
4.00%, 07/01/46	284	308,622
4.00%, 08/01/46	17	18,956
4.00%, 10/01/46	341	376,127
4.00%, 02/01/47	240	262,223
4.00%, 03/01/47	251	279,019
4.00%, 04/01/47	718	779,461
4.00%, 05/01/47	339	370,905
4.00%, 06/01/47	383	420,172
4.00%, 07/01/47	3,588	3,867,005
4.00%, 08/01/47	957	1,035,122
4.00%, 09/01/47	5,127	5,546,030
4.00%, 10/01/47	2,148	2,344,717
4.00%, 11/01/47	853	920,156
4.00%, 12/01/47	686	742,434
4.00%, 01/01/48	2,521	2,730,317
4.00%, 04/01/48	599	643,989
4.00%, 06/01/48	12,745	13,732,415
4.00%, 07/01/48	72	77,668
4.00%, 09/01/48	9,112	9,764,802
4.00%, 10/01/48	906	971,169
4.00%, 11/01/48	981	1,051,661
4.00%, 12/01/48	544	582,477
4.00%, 01/01/49	426	461,483
4.00%, 02/01/49	379	408,030
4.00%, 03/01/49	1,581	1,707,855
4.00%, 04/01/49	1,308	1,433,145
4.00%, 05/01/49	943	1,033,619
4.00%, 06/01/49	1,831	1,995,618
4.00%, 07/01/49	1,777	1,933,232
4.00%, 08/01/49	2,598	2,796,303
4.00%, 11/01/49	991	1,061,472
4.00%, 12/01/49	704	754,119
4.00%, 02/01/50	280	299,910
4.00%, 04/01/50	7,318	7,920,467
4.00%, 05/01/50	1,018	1,099,950
4.00%, 06/01/50	3,127	3,388,930
4.00%, 05/13/51(m)	115,074	123,629,889
4.50%, 05/18/36(m)	960	1,006,875
4.50%, 06/01/41	18	20,461
4.50%, 01/01/42	15	16,803
4.50%, 09/01/42	67	75,038
4.50%, 08/01/43	176	196,298
4.50%, 04/01/44	231	257,945
4.50%, 02/01/45	77	86,988
4.50%, 08/01/45	93	104,924
4.50%, 12/01/45	73	81,727

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 02/01/46	$610	$682,154
4.50%, 08/01/46	9	9,951
4.50%, 10/01/46	30	33,181
4.50%, 01/01/47	11	12,623
4.50%, 03/01/47	174	193,909
4.50%, 04/01/47	614	681,980
4.50%, 06/01/47	187	205,814
4.50%, 10/01/47	749	837,298
4.50%, 01/01/48	1,603	1,759,428
4.50%, 02/01/48	1,258	1,415,364
4.50%, 03/01/48	188	206,551
4.50%, 04/01/48	53	58,504
4.50%, 05/01/48	362	393,009
4.50%, 06/01/48	338	377,698
4.50%, 07/01/48	167	182,130
4.50%, 08/01/48	1,369	1,516,800
4.50%, 10/01/48	1,923	2,101,661
4.50%, 11/01/48	695	755,881
4.50%, 12/01/48	2,542	2,789,930
4.50%, 01/01/49	908	987,250
4.50%, 02/01/49	1,222	1,328,006
4.50%, 04/01/49	1,925	2,132,462
4.50%, 05/01/49	1,670	1,818,703
4.50%, 07/01/49	856	933,679
4.50%, 08/01/49	675	736,236
4.50%, 06/01/50	3,241	3,555,090
4.50%, 05/13/51(m)	56,334	61,396,424
5.00%, 05/18/36(m)	293	307,719
5.00%, 06/01/39	12	13,189
5.00%, 02/01/41	41	46,116
5.00%, 04/01/41	521	592,909
5.00%, 10/01/41	20	23,037
5.00%, 01/01/42	65	74,192
5.00%, 05/01/42	46	51,823
5.00%, 09/01/47	39	42,845
5.00%, 03/01/48	348	385,061
5.00%, 04/01/48	1,354	1,496,733
5.00%, 05/01/48	193	215,023
5.00%, 07/01/48	408	456,912
5.00%, 08/01/48	399	448,970
5.00%, 09/01/48	265	293,229
5.00%, 01/01/49	744	825,253
5.00%, 04/01/49	1,551	1,728,694
5.00%, 05/13/51(m)	7,946	8,800,990
5.50%, 09/01/41	952	1,090,952
5.50%, 01/01/47	787	900,733
5.50%, 05/13/51(m)	6,438	7,207,794
6.00%, 07/01/41	136	158,155
6.00%, 02/01/49	344	400,587

		3,029,446,796

U.S. Government Agency Obligations — 0.6%
Federal Farm Credit Banks Funding Corp.
1.85%, 07/26/24	55	57,388
1.90%, 06/24/21	1,065	1,067,716
2.85%, 09/20/21	570	575,985
Federal Home Loan Banks
1.13%, 07/14/21	1,000	1,002,180
1.50%, 08/15/24	150	155,327
2.00%, 09/09/22	250	256,300
2.50%, 12/08/23(d)	550	580,750

S C H E D U L E O F I N V E S T M E N T S	135

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
2.50%, 12/10/27	$250	$268,242
2.75%, 12/13/24	1,140	1,230,596
2.88%, 09/13/24	250	270,007
3.00%, 12/09/22	1,520	1,588,582
3.00%, 03/10/28	60	66,598
3.13%, 06/13/25	2,805	3,081,966
3.13%, 09/12/25	1,075	1,182,640
3.25%, 06/09/28	170	191,906
3.25%, 11/16/28	1,205	1,365,398
3.38%, 09/08/23	200	214,586
3.63%, 06/11/21	500	501,810
5.50%, 07/15/36	3,285	4,789,497
Federal Home Loan Mortgage Corp.
0.00%, 12/14/29(h)	200	170,404
0.25%, 12/04/23	4,120	4,117,775
2.38%, 01/13/22	2,335	2,373,364
2.75%, 06/19/23	700	737,681
6.25%, 07/15/32	2,355	3,412,348
6.75%, 09/15/29	1,550	2,205,944
6.75%, 03/15/31	560	814,901
Federal National Mortgage Association
0.25%, 07/10/23	10,000	10,007,100
0.50%, 06/17/25	2,000	1,987,020
0.88%, 08/05/30	13,130	12,258,693
1.25%, 05/06/21	300	300,030
1.25%, 08/17/21	575	576,984
1.63%, 01/07/25	10,000	10,392,000
1.75%, 07/02/24	300	312,864
1.88%, 04/05/22	620	630,317
1.88%, 09/24/26	1,025	1,075,584
2.00%, 01/05/22	850	861,109
2.25%, 04/12/22	300	306,183
2.38%, 01/19/23	490	508,512
2.50%, 02/05/24	570	604,622
2.63%, 01/11/22	425	432,442
2.63%, 09/06/24	2,755	2,957,024
6.25%, 05/15/29	650	882,095
6.63%, 11/15/30	1,170	1,675,861
7.25%, 05/15/30	585	859,020
Tennessee Valley Authority
1.88%, 08/15/22	235	240,074
3.50%, 12/15/42	390	443,680
5.25%, 09/15/39	840	1,172,371
5.88%, 04/01/36	330	481,972
7.13%, 05/01/30	145	209,906

		81,455,354

U.S. Government Obligations — 31.7%
U.S. Treasury Note/Bond
0.13%, 04/30/22(d)	2,400	2,401,313
0.13%, 05/31/22	14,000	14,007,109
0.13%, 06/30/22	1,800	1,800,703
0.13%, 09/30/22	19,500	19,502,285
0.13%, 10/31/22	6,400	6,400,250
0.13%, 11/30/22	15,500	15,499,395
0.13%, 12/31/22	54,250	54,237,285
0.13%, 01/31/23	6,400	6,397,750
0.13%, 02/28/23	26,500	26,486,543
0.13%, 08/15/23	9,800	9,780,859
0.13%, 09/15/23	24,000	23,945,625
0.13%, 10/15/23	35,600	35,505,437

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.13%, 12/15/23	$78,750	$78,460,840
0.13%, 01/15/24	142,700	142,109,134
0.13%, 02/15/24	28,800	28,671,750
0.25%, 11/15/23	28,000	28,002,188
0.25%, 03/15/24(d)	33,600	33,544,875
0.25%, 08/31/25	38,250	37,517,871
0.25%, 09/30/25	51,000	49,976,016
0.25%, 10/31/25	25,200	24,658,594
0.38%, 11/30/25	73,250	71,991,016
0.38%, 12/31/25	102,000	100,111,407
0.38%, 01/31/26	98,300	96,349,359
0.38%, 09/30/27	41,500	39,382,852
0.50%, 03/15/23	24,500	24,655,996
0.50%, 02/28/26(d)	80,200	79,003,266
0.50%, 05/31/27	3,500	3,371,211
0.50%, 08/31/27	24,000	23,002,500
0.50%, 10/31/27	31,600	30,178,000
0.63%, 03/31/27	2,000	1,948,125
0.63%, 11/30/27	52,500	50,473,828
0.63%, 12/31/27	66,100	63,456,000
0.63%, 08/15/30	54,500	49,944,141
0.75%, 01/31/28	101,700	98,299,406
0.88%, 11/15/30(d)	52,825	49,399,629
1.13%, 02/28/25	7,000	7,149,844
1.13%, 02/29/28(d)	67,400	66,736,531
1.13%, 02/15/31(d)	47,000	44,877,656
1.13%, 05/15/40	30,100	25,185,234
1.13%, 08/15/40	33,200	27,680,500
1.25%, 07/31/23	3,000	3,070,078
1.25%, 08/31/24	6,950	7,138,953
1.25%, 05/15/50	31,200	24,223,875
1.38%, 10/15/22	26,000	26,472,266
1.38%, 06/30/23	7,750	7,946,777
1.38%, 08/31/23	3,900	4,004,813
1.38%, 09/30/23	34,400	35,346,000
1.38%, 01/31/25	5,000	5,155,078
1.38%, 11/15/40	55,800	48,633,187
1.38%, 08/15/50	26,500	21,257,969
1.50%, 08/15/22	15,700	15,983,336
1.50%, 01/15/23	34,650	35,448,574
1.50%, 02/28/23	56,400	57,779,157
1.50%, 03/31/23	15,250	15,638,398
1.50%, 10/31/24	14,400	14,914,125
1.50%, 08/15/26	4,700	4,838,430
1.50%, 01/31/27	5,000	5,130,469
1.63%, 08/15/22	13,800	14,071,148
1.63%, 08/31/22	13,400	13,669,570
1.63%, 11/15/22	5,800	5,932,766
1.63%, 12/15/22	1,000	1,024,063
1.63%, 04/30/23	23,000	23,663,047
1.63%, 05/31/23	2,500	2,574,609
1.63%, 02/15/26	35,450	36,812,609
1.63%, 05/15/26	6,300	6,536,742
1.63%, 08/15/29	18,000	18,225,000
1.63%, 11/15/50(d)	46,650	39,929,484
1.75%, 04/30/22	1,300	1,321,684
1.75%, 05/15/22	2,600	2,644,891
1.75%, 05/31/22	19,200	19,545,750
1.75%, 06/15/22	12,000	12,223,125
1.75%, 07/15/22	30,000	30,596,484

136	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.75%, 09/30/22	$9,700	$9,923,555
1.75%, 01/31/23	52,000	53,448,281
1.75%, 05/15/23	13,000	13,413,359
1.75%, 06/30/24	4,200	4,380,469
1.75%, 12/31/24	10,000	10,447,656
1.75%, 11/15/29	5,100	5,206,781
1.88%, 05/31/22	24,600	25,074,703
1.88%, 07/31/22	10,750	10,988,516
1.88%, 08/31/22	35,168	35,990,774
1.88%, 09/30/22	15,100	15,473,961
1.88%, 10/31/22	6,300	6,464,145
1.88%, 07/31/26	20,000	20,990,625
1.88%, 02/15/41	53,000	50,441,094
1.88%, 02/15/51(d)	51,000	46,410,000
2.00%, 10/31/22	1,200	1,233,563
2.00%, 11/30/22	15,400	15,852,977
2.00%, 02/15/23	46,700	48,234,168
2.00%, 05/31/24	7,250	7,613,633
2.00%, 06/30/24	4,000	4,203,438
2.00%, 02/15/25	32,561	34,349,733
2.00%, 08/15/25	14,200	15,002,078
2.00%, 11/15/26	11,750	12,391,660
2.00%, 02/15/50	7,450	6,991,359
2.13%, 05/15/22	21,000	21,443,789
2.13%, 06/30/22	5,950	6,090,150
2.13%, 12/31/22	38,600	39,868,070
2.13%, 11/30/23	7,000	7,336,875
2.13%, 02/29/24	9,500	9,987,617
2.13%, 03/31/24	7,300	7,681,539
2.13%, 07/31/24	1,500	1,583,438
2.13%, 11/30/24	5,000	5,290,234
2.13%, 05/15/25	24,900	26,409,562
2.13%, 05/31/26	3,000	3,187,500
2.25%, 04/15/22	30,200	30,827,594
2.25%, 12/31/23	30,400	31,993,625
2.25%, 01/31/24	5,100	5,374,523
2.25%, 11/15/24	3,340	3,547,706
2.25%, 12/31/24	9,250	9,836,074
2.25%, 11/15/25	14,450	15,428,762
2.25%, 02/15/27	11,050	11,799,328
2.25%, 08/15/27	21,050	22,447,852
2.25%, 11/15/27	49,750	52,999,297
2.25%, 08/15/46	45,900	45,598,781
2.25%, 08/15/49	4,000	3,966,250
2.38%, 01/31/23	38,500	39,991,875
2.38%, 02/29/24	45,500	48,151,797
2.38%, 08/15/24	22,200	23,627,391
2.38%, 05/15/27	8,750	9,404,883
2.38%, 05/15/29	7,000	7,495,469
2.38%, 11/15/49	43,000	43,826,406
2.50%, 08/15/23	24,700	25,985,172
2.50%, 01/31/24	69,500	73,708,008
2.50%, 05/15/24	47,300	50,385,586
2.50%, 02/28/26	1,000	1,080,234
2.50%, 02/15/45	38,850	40,561,828
2.50%, 02/15/46	41,345	43,108,310
2.50%, 05/15/46	16,163	16,850,344
2.63%, 06/30/23	8,300	8,736,398
2.63%, 12/31/23	52,000	55,241,875
2.63%, 12/31/25	18,100	19,642,742

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.63%, 01/31/26	$15,100	$16,394,117
2.63%, 02/15/29	10,189	11,101,234
2.75%, 04/30/23	5,000	5,256,250
2.75%, 05/31/23	5,300	5,581,977
2.75%, 07/31/23	1,300	1,374,039
2.75%, 08/31/23	7,300	7,728,875
2.75%, 02/15/24	49,200	52,555,594
2.75%, 06/30/25	4,200	4,564,219
2.75%, 08/31/25	16,500	17,954,062
2.75%, 02/15/28	16,000	17,555,000
2.75%, 08/15/42	4,750	5,203,477
2.75%, 11/15/42	7,800	8,536,125
2.75%, 08/15/47	10,800	11,804,063
2.75%, 11/15/47	7,300	7,984,375
2.88%, 11/30/23	5,700	6,083,414
2.88%, 04/30/25	3,200	3,488,500
2.88%, 07/31/25	10,000	10,926,563
2.88%, 08/15/28	14,650	16,215,719
2.88%, 05/15/43	6,800	7,589,438
2.88%, 08/15/45	6,950	7,752,508
2.88%, 11/15/46	23,550	26,295,047
2.88%, 05/15/49	2,000	2,247,813
3.00%, 09/30/25	12,100	13,309,055
3.00%, 10/31/25	38,250	42,101,895
3.00%, 05/15/42	5,950	6,783,000
3.00%, 11/15/44	23,335	26,561,793
3.00%, 05/15/45	12,200	13,892,750
3.00%, 11/15/45	12,300	14,029,687
3.00%, 02/15/47	3,050	3,486,055
3.00%, 05/15/47	3,850	4,402,836
3.00%, 02/15/48	4,000	4,583,125
3.00%, 08/15/48	10,150	11,645,539
3.13%, 11/15/41	6,010	6,976,295
3.13%, 02/15/42(d)	3,850	4,476,828
3.13%, 02/15/43	4,000	4,643,125
3.13%, 08/15/44	580	673,797
3.13%, 05/15/48	3,300	3,869,250
3.38%, 05/15/44	1,870	2,258,609
3.50%, 02/15/39	3,750	4,563,281
3.63%, 08/15/43	1,500	1,877,813
3.63%, 02/15/44	3,700	4,638,875
3.75%, 08/15/41	3,000	3,801,563
3.75%, 11/15/43	7,000	8,926,094
3.88%, 08/15/40	3,400	4,362,625
4.25%, 11/15/40	3,500	4,707,500
4.38%, 02/15/38	1,000	1,340,156
4.38%, 11/15/39	3,000	4,070,625
4.38%, 05/15/40	3,650	4,973,695
4.38%, 05/15/41	5,100	6,991,781
4.50%, 02/15/36(d)	3,400	4,550,156
4.50%, 05/15/38	2,900	3,944,453
4.50%, 08/15/39	10,000	13,751,562
4.63%, 02/15/40	2,050	2,870,641
4.75%, 02/15/41	4,350	6,227,297
5.00%, 05/15/37	500	710,625
5.25%, 11/15/28	10,500	13,430,156
5.25%, 02/15/29	1,700	2,184,500
5.38%, 02/15/31	6,600	8,879,063
5.50%, 08/15/28	5,500	7,096,719
6.00%, 02/15/26	1,700	2,113,977

S C H E D U L E O F I N V E S T M E N T S	137

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
6.38%, 08/15/27	$3,400	$4,483,750
6.50%, 11/15/26	1,000	1,297,578
6.63%, 02/15/27	2,000	2,630,938
7.25%, 08/15/22	500	545,137
7.63%, 11/15/22	5,000	5,569,727

		4,027,304,527

Total U.S. Government & Agency Obligations — 56.2% (Cost: $7,116,175,528)		7,138,206,677

Common Stocks

Oil, Gas & Consumable Fuels — 0.0%
SM Energy Co.	7	113,981

Total Common Stocks — 0.0% (Cost $30,975)		113,981

Short-Term Investments

Money Market Funds — 13.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(o)(p)	1,414,927	1,415,634,340
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(o)(p)(q)	338,037	338,036,733

		1,753,671,073

Total Short-Term Investments — 13.8% (Cost: $1,753,657,259)		1,753,671,073

Total Investments Before TBA Sales Commitments — 113.7% (Cost: $14,364,082,366)		14,447,384,038

TBA Sales Commitments(m)

Mortgage-Backed Securities — (1.1)%
Government National Mortgage Association, 3.00%, 05/20/51	$(12,800)	(13,394,000)
Uniform Mortgage-Backed Securities
1.50%, 05/13/51	(5,100)	(4,998,199)
2.00%, 05/18/36	(6,575)	(6,791,513)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 05/13/51	(13,024)	$(13,153,222)
2.50%, 05/13/51	(39,575)	(41,055,971)
3.50%, 05/13/51	(51,400)	(54,718,914)

		(134,111,819)

Total TBA Sales Commitments — (1.1)% (Proceeds: $(133,924,018))		(134,111,819)

Total Investments, Net of TBA Sales Commitments — 112.6% (Cost: $14,230,158,348)		14,313,272,219

Other Assets, Less Liabilities — (12.6)%		(1,611,132,565)

Net Assets — 100.0%		$12,702,139,654

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	All or a portion of this security is on loan.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(g)	Perpetual security with no stated maturity date.
(h)	Zero-coupon bond.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)	Non-income producing security.
(l)	Rounds to less than $1.
(m)	TBA transaction.
(n)	All or a portion of this security has been pledged as collateral in connection with outstanding TBA agreements.
(o)	Affiliate of the Fund.
(p)	Annualized 7-day yield as of period-end.
(q)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$502,315,572	$913,516,161	(a)	$—	$(60,771)	$(136,622)	$1,415,634,340	1,414,927	$800,163		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	83,862,292	254,174,441	(a)	—	—	—	338,036,733	338,037	171,339	(b)	—

					$(60,771)	$(136,622)	$1,753,671,073		$971,502		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

138	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Total USD Bond Market ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total

Investments
Assets
Asset-Backed Securities	$—	$28,013,263	$—		$28,013,263
Collaterized Mortgage Obligations	—	153,806,881	—		153,806,881
Corporate Bonds & Notes	—	4,624,761,972	0	(a)	4,624,761,972
Foreign Government Obligations	—	684,627,542	—		684,627,542
Municipal Debt Obligations	—	64,182,649	—		64,182,649
U.S. Government & Agency Obligations	—	7,138,206,677	—		7,138,206,677
Common Stocks	113,981	—	—		113,981
Money Market Funds	1,753,671,073	—	—		1,753,671,073

	1,753,785,054	12,693,598,984	0	(a)	14,447,384,038

Liabilities
TBA Sales Commitments	—	(134,111,819)	—		(134,111,819)

	$1,753,785,054	$12,559,487,165	$—		$14,313,272,219

(a)	Rounds to less than $1.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	139

Statement of Assets and Liabilities (unaudited)

April 30, 2021

iShares Core Total USD Bond Market ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$12,693,712,965
Affiliated(c)	1,753,671,073
Cash	838,610
Receivables:
Investments sold	69,404,712
Securities lending income — Affiliated	54,460
TBA sales commitments	133,924,018
Capital shares sold	16,932,719
Dividends	144,176
Interest	72,008,181

Total assets	14,740,690,914

LIABILITIES
Cash received:
Collateral — TBA commitments	3,142,000
Collateral on securities loaned, at value	337,936,733
TBA sales commitments, at value(d)	134,111,819
Payables:
Investments purchased	1,562,855,570
Investment advisory fees	505,138

Total liabilities	2,038,551,260

NET ASSETS	$12,702,139,654

NET ASSETS CONSIST OF:
Paid-in capital	$12,614,915,314
Accumulated earnings	87,224,340

NET ASSETS	$12,702,139,654

Shares outstanding	239,600,000

Net asset value	$53.01

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$329,832,999
(b) Investments, at cost — Unaffiliated	$12,610,425,107
(c) Investments, at cost — Affiliated	$1,753,657,259
(d) Proceeds from TBA sales commitments	$133,924,018

See notes to financial statements.

140	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended April 30, 2021

iShares Core Total USD Bond Market ETF

INVESTMENT INCOME
Dividends — Affiliated	$800,190
Interest — Unaffiliated	84,251,478
Securities lending income — Affiliated — net	171,312
Other income — Unaffiliated	15,733

Total investment income	85,238,713

EXPENSES
Investment advisory fees	2,610,641
Miscellaneous	173

Total expenses	2,610,814

Less:
Investment advisory fees waived	(444,408)

Total expenses after fees waived	2,166,406

Net investment income	83,072,307

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(3,268,215)
Investments — Affiliated	(60,771)

Net realized loss	(3,328,986)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(181,108,352)
Investments — Affiliated	(136,622)

Net change in unrealized appreciation (depreciation)	(181,244,974)

Net realized and unrealized loss	(184,573,960)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(101,501,653)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	141

Statements of Changes in Net Assets

	iShares Core Total USD Bond Market ETF

	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$83,072,307	$124,584,826
Net realized gain (loss)	(3,328,986)	21,994,225
Net change in unrealized appreciation (depreciation)	(181,244,974)	114,831,235

Net increase (decrease) in net assets resulting from operations	(101,501,653)	261,410,286

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(94,674,131)	(127,682,079)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	7,367,697,990	1,281,058,211

NET ASSETS
Total increase in net assets	7,171,522,206	1,414,786,418
Beginning of period	5,530,617,448	4,115,831,030

End of period	$12,702,139,654	$5,530,617,448

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

142	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core Total USD Bond Market ETF

	Six Months Ended 04/30/21		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		10/31/20	10/31/19	10/31/18	10/31/17	10/31/16 (a)

Net asset value, beginning of period	$54.01		$52.36	$48.54	$50.94	$51.47	$50.17

Net investment income(b)	0.51		1.38	1.60	1.44	1.30	1.20
Net realized and unrealized gain (loss)(c)		(0.86)	1.71	3.79	(2.48)	(0.45)	1.27

Net increase (decrease) from investment operations		(0.35)	3.09	5.39	(1.04)	0.85	2.47

Distributions(d)
From net investment income		(0.52)	(1.44)	(1.57)	(1.36)	(1.30)	(1.17)
From net realized gain		(0.13)	—	—	—	(0.08)	—

Total distributions		(0.65)	(1.44)	(1.57)	(1.36)	(1.38)	(1.17)

Net asset value, end of period	$53.01		$54.01	$52.36	$48.54	$50.94	$51.47

Total Return
Based on net asset value	(0.65	)%(e)	5.98%	11.28%	(2.07)%	1.70%	4.97%

Ratios to Average Net Assets
Total expenses	0.06	%(f)	0.06%	0.06%	0.06%	0.08%	0.12%

Total expenses after fees waived	0.05	%(f)	0.05%	0.05%	0.05%	0.06%	0.11%

Net investment income	1.91	%(f)	2.59%	3.15%	2.91%	2.56%	2.36%

Supplemental Data
Net assets, end of period (000)	$12,702,140		$5,530,617	$4,115,831	$2,286,286	$1,782,963	$617,627

Portfolio turnover rate(g)(h)	115	%(e)	180%	172%	253%	264%	234%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Includes mortgage dollar roll transactions (“MDRs”)

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	143

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification

Core Total USD Bond Market	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., dollar rolls and TBA sales commitments ) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income

144	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	145

Notes to Financial Statements (unaudited) (continued)

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statement of assets and liabilities.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

	Market Value of	Cash Collateral		Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received	(a)	Received	Net Amount

Core Total USD Bond Market
Barclays Bank PLC	$520,129	$480,993		$—	$(39,136	)(b)
Barclays Capital Inc.	27,013,262	27,013,262		—	—
BNP Paribas Prime Brokerage International Ltd.	263,114	263,114		—	—
BofA Securities, Inc.	11,451,181	11,451,181		—	—
Citadel Clearing LLC	59,000	59,000		—	—
Citigroup Global Markets Inc.	86,275,235	86,275,235		—	—
Credit Suisse Securities (USA) LLC	533,194	533,194		—	—
Deutsche Bank Securities Inc.	75,623,153	75,623,153		—	—
Goldman Sachs & Co.	35,622,071	35,622,071		—	—
HSBC Securities (USA) Inc.	788,796	788,796		—	—
Jefferies LLC	2,519,132	2,519,132		—	—
JPMorgan Securities LLC	75,408,189	75,408,189		—	—
Nomura Securities International Inc.	1,008,862	1,008,862		—	—
Pershing LLC	92,160	91,760		—	(400	)(b)
Scotia Capital (USA) Inc.	967,782	967,782		—	—
Wells Fargo Bank, National Association	1,283,358	1,283,358		—	—
Wells Fargo Securities LLC	10,404,381	10,404,381		—	—

	$329,832,999	$329,793,463		$—	$(39,536)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

146	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

(b)

The market value of the loaned securities is determined as of April 30, 2021. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.06%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended April 30, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

Core Total USD Bond Market	$444,408

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended April 30, 2021, the Fund paid BTC $68,108 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

N O T E S T O F I N A N C I A L S T A T E M E N T S	147

Notes to Financial Statements (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2021, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Core Total USD Bond Market	$405,764	$396,050	$(42,048)

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2021, purchases and sales of investments, including mortgage dollar rolls and excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales

Core Total USD Bond Market	$11,458,936,982	$9,869,694,863	$570,033,794	$282,848,518

For the six months ended April 30, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Core Total USD Bond Market	$5,418,335,525	$—

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of April 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Core Total USD Bond Market	$14,233,098,324	$334,186,900	$(119,901,186)	$214,285,714

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

148	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Fund.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

The Fund invests a significant portion of its assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

N O T E S T O F I N A N C I A L S T A T E M E N T S	149

Notes to Financial Statements (unaudited) (continued)

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/21		Year Ended 10/31/20

iShares ETF	Shares	Amount	Shares	Amount

Core Total USD Bond Market
Shares sold	137,200,000	$7,367,697,990	27,100,000	$1,452,633,200
Shares redeemed	—	—	(3,300,000)	(171,574,989)

Net increase	137,200,000	$7,367,697,990	23,800,000	$1,281,058,211

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

150	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Core Total USD Bond Market ETF (the “Fund” or “ETF”), each a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Fund, as the program administrator for the Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Fund and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	151

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Core Total USD Bond Market(a)	$0.491499	$0.126428	$0.036742	$0.654669	75%	19%	6%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

152	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	153

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

GO	General Obligation

GOL	General Obligation Limited

JSC	Joint Stock Company

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

PIK	Payment-in-kind

PJSC	Public Joint Stock Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

SCA	Svenska Celluosa Aktiebolaget

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

154	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com  |  1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1022-0421

APRIL 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Yield Optimized Bond ETF | BYLD | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2021 reflected a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the response to the virus’s spread was well underway, and countries around the world felt the effect of economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses were imposed in many parts of the world, workers were laid off, and unemployment claims spiked, causing a global recession.

As May 2020 began, stocks had just begun to recover from the lowest point following the onset of the pandemic. This recovery continued throughout the reporting period, as businesses continued re-opening and governments learned to adapt to life with the virus. Equity prices rose through the summer, fed by strong fiscal and monetary support and improving economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns late in the reporting period, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by announcing that inflation could exceed its 2% target for a sustained period without triggering a rate increase. To stabilize credit markets, the Fed also continued purchasing significant quantities of bonds, as did other influential central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in technology, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are underweight overall on credit, global high-yield and Asian bonds present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	28.85%	45.98%

U.S. small cap equities (Russell 2000® Index)	48.06	74.91

International equities (MSCI Europe, Australasia, Far East Index)	28.84	39.88

Emerging market equities (MSCI Emerging Markets Index)	22.95	48.71

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.05	0.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.26)	(7.79)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.52)	(0.27)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.42	7.40

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.98	19.57

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2021	iShares® Yield Optimized Bond ETF

Investment Objective

The iShares Yield Optimized Bond ETF (the “Fund”) seeks to track the investment results of an index composed of underlying fixed income funds that collectively seek to deliver current income, as represented by the Morningstar® U.S. Bond Market Yield-Optimized IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(0.23)%	2.80%	3.83%	3.51%	2.80%	20.65%	27.39%
Fund Market	(0.23)	2.92	3.77	3.51	2.92	20.35	27.38
Index	(0.27)	2.82	3.71	3.40	2.82	19.98	26.44

The inception date of the Fund was 4/22/14. The first day of secondary market trading was 4/24/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$ 1,000.00	$ 997.70	$ 0.00	(c)	$ 1,000.00	$ 1,024.80	$ 0.00	(c)	0.00	%(d)

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 5 for more information.

(c)	Rounds to less than $0.01.
(d)	Rounds to less than 0.01%.

Portfolio Information

ALLOCATION BY ASSET CLASS

Asset Class	Percent of Total Investments	(a)

Mortgage-Backed Securities	30.1%
Domestic Fixed Income	29.7
Non-Investment Grade Bonds	20.2
Investment Grade Bonds	10.1
International Fixed Income	9.9

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

iShares MBS ETF	30.1%
iShares 7-10 Year Treasury Bond ETF	25.1
iShares iBoxx $ High Yield Corporate Bond ETF	20.2
iShares 1-5 Year Investment Grade Corporate Bond ETF	10.1
iShares J.P. Morgan USD Emerging Markets Bond ETF	9.9

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	5

Schedule of Investments (unaudited) April 30, 2021	iShares® Yield Optimized Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Fixed Income — 29.7%
iShares 10-20 Year Treasury Bond ETF(a)	59,533	$8,494,764
iShares 7-10 Year Treasury Bond ETF(a)(b)	403,928	46,043,752

		54,538,516

International Fixed Income — 9.8%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	162,828	18,096,704

Investment Grade Bonds — 10.1%
iShares 1-5 Year Investment Grade Corporate Bond ETF(a)(b)	336,907	18,465,873

Mortgage-Backed Securities — 30.1%
iShares MBS ETF(a)	506,891	55,180,154

Non-Investment Grade Bonds — 20.2%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	423,847	37,061,182

Total Investment Companies — 99.9% (Cost: $185,731,901)		183,342,429

Short-Term Investments

Money Market Funds — 21.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(a)(c)(d)	40,091,705	40,111,751

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(c)	80,000	$80,000

		40,191,751

Total Short-Term Investments — 21.9% (Cost: $40,193,531)		40,191,751

Total Investments in Securities — 121.8% (Cost: $225,925,432)		223,534,180

Other Assets, Less Liabilities — (21.8)%		(40,050,762)

Net Assets — 100.0%		$183,483,418

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$60,104,607	$—		$(19,989,603	)(a)	$(5,883)	$2,630	$40,111,751	40,091,705	$131,712	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	25,000	55,000	(a)	—		—	—	80,000	80,000	51		—
iShares 10-20 Year Treasury Bond ETF	21,239,537	15,407,380		(24,732,791)		(3,010,153)	(409,209)	8,494,764	59,533	531,995		—
iShares 1-3 Year Treasury Bond ETF(c)	4,923,658	11,740,806		(16,646,043)		(18,249)	(172)	—	—	19,416		—
iShares 1-5 Year Investment Grade Corporate Bond ETF	27,154,577	5,208,646		(13,906,270)		109,659	(100,739)	18,465,873	336,907	233,682		—
iShares 7-10 Year Treasury Bond ETF	—	48,272,153		(1,581,938)		3,601	(650,064)	46,043,752	403,928	54,212		—
iShares Agency Bond ETF(c)	22,930,249	1,263,941		(24,083,028)		(186,450)	75,288	—	—	99,934		—
iShares Broad USD High Yield Corporate Bond ETF(c)	18,507,137	508,328		(19,573,758)		636,502	(78,209)	—	—	87,856		—
iShares iBoxx $ High Yield Corporate Bond ETF	19,608,879	27,711,909		(11,400,697)		100,559	1,040,532	37,061,182	423,847	804,614		—
iShares J.P. Morgan USD Emerging Markets Bond ETF	18,665,663	4,553,629		(5,353,898)		(13,367)	244,677	18,096,704	162,828	379,744		—
iShares MBS ETF	57,835,525	13,985,182		(15,962,304)		193,748	(871,997)	55,180,154	506,891	498,735		—

						$(2,190,033)	$(747,263)	$223,534,180		$2,841,951		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Yield Optimized Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$183,342,429	$—	$—	$183,342,429
Money Market Funds	40,191,751	—	—	40,191,751

	$223,534,180	$—	$—	$223,534,180

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	7

Statement of Assets and Liabilities (unaudited)

April 30, 2021

iShares Yield Optimized Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Affiliated(b)	$223,534,180
Cash	1,104
Receivables:
Securities lending income — Affiliated	40,622
Dividends	1

Total assets	223,575,907

LIABILITIES
Collateral on securities loaned, at value	40,092,489

Total liabilities	40,092,489

NET ASSETS	$183,483,418

NET ASSETS CONSIST OF:
Paid-in capital	$188,021,563
Accumulated loss	(4,538,145)

NET ASSETS	$183,483,418

Shares outstanding	7,300,000

Net asset value	$25.13

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$39,277,919
(b) Investments, at cost — Affiliated	$225,925,432

See notes to financial statements.

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended April 30, 2021

iShares Yield Optimized Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$2,710,239
Securities lending income — Affiliated — net	131,712

Total investment income	2,841,951

EXPENSES
Investment advisory fees	264,817
Miscellaneous	173

Total expenses	264,990

Less:
Investment advisory fees waived	(264,818)

Total expenses after fees waived	172

Net investment income	2,841,779

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	(2,139,396)
In-kind redemptions — Affiliated	(50,637)

Net realized loss	(2,190,033)

Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	(747,263)

Net change in unrealized appreciation (depreciation)	(747,263)

Net realized and unrealized loss	(2,937,296)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(95,517)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	9

Statements of Changes in Net Assets

	iShares Yield Optimized Bond ETF
	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,841,779	$5,828,867
Net realized gain (loss)	(2,190,033)	1,868,566
Net change in unrealized appreciation (depreciation)	(747,263)	(3,520,443)

Net increase (decrease) in net assets resulting from operations	(95,517)	4,176,990

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,385,554)	(5,817,098)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(3,970,992)	45,402,781

NET ASSETS
Total increase (decrease) in net assets	(7,452,063)	43,762,673
Beginning of period	190,935,481	147,172,808

End of period	$183,483,418	$190,935,481

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

		iShares Yield Optimized Bond ETF
	Six Months Ended 04/30/21 (unaudited)		Year Ended 10/31/20		Year Ended 10/31/19	Year Ended 10/31/18		Year Ended 10/31/17		Year Ended 10/31/16

Net asset value, beginning of period	$25.63		$25.60		$23.77	$25.08		$25.05		$24.72

Net investment income(a)	0.38		0.80		0.92	0.91		0.82		0.81
Net realized and unrealized gain (loss)(b)		(0.43)	0.04		1.94	(1.33)		0.04		0.33

Net increase (decrease) from investment operations		(0.05)	0.84		2.86	(0.42)		0.86		1.14

Distributions(c)
From net investment income		(0.38)	(0.81)		(1.03)	(0.89)		(0.83)		(0.81)
From net realized gain		(0.07)	—		—	—		—		—

Total distributions		(0.45)	(0.81)		(1.03)	(0.89)		(0.83)		(0.81)

Net asset value, end of period	$25.13		$25.63		$25.60	$23.77		$25.08		$25.05

Total Return
Based on net asset value	(0.23	)%(d)	3.33%		12.31%	(1.70)%		3.53%		4.72%

Ratios to Average Net Assets
Total expenses(e)	0.28	%(f)	0.28%		0.28%	0.28%		0.28%		0.28%

Total expenses after fees waived(e)	0.00	%(f)(g)	0.00	%(g)	0.00%	0.00	%(g)	0.00	%(g)	0.01%

Net investment income	3.00	%(f)	3.12%		3.69%	3.75%		3.30%		3.26%

Supplemental Data
Net assets, end of period (000)	$183,483		$190,935		$147,173	$34,462		$27,593		$15,027

Portfolio turnover rate(h)(i)	44	%(d)	118%		58%	48%		27%		47%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)	Annualized.
(g)	Rounds to less than 0.01%.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying funds in which the Fund is invested. See each underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Yield Optimized Bond	Diversified

The Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund,” collectively, the “underlying funds”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Fund’s financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statement of assets and liabilities.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Yield Optimized Bond
Barclays Bank PLC	$3,277,776	$3,277,776		$—	$—
Barclays Capital Inc.	4,581,856	4,581,856		—	—
BNP Paribas Securities Corp.	8,744,000	8,744,000		—	—
Jefferies LLC	2,185,086	2,185,086		—	—
Wells Fargo Bank, National Association	2,006,046	2,006,046		—	—
Wells Fargo Securities LLC	18,483,155	18,483,155		—	—

	$39,277,919	$39,277,919		$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	13

Notes to Financial Statements (unaudited) (continued)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.28%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2026 in order to limit total annual operating expenses after fee waiver to 0.28% of average daily net assets.

This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended April 30, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
Yield Optimized Bond	$264,818

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended April 30, 2021, the Fund paid BTC $35,397 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

6.	PURCHASES AND SALES

For the six months ended April 30, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Yield Optimized Bond	$83,031,488	$83,616,276

For the six months ended April 30, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Yield Optimized Bond	$45,620,490	$49,624,454

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of April 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Yield Optimized Bond	$225,925,636	$332,441	$(2,723,897)	$(2,391,456)

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Fund.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/21		Year Ended 10/31/20
iShares ETF	Shares	Amount	Shares	Amount

Yield Optimized Bond
Shares sold	1,800,000	$45,682,661	4,950,000	$127,436,062
Shares redeemed	(1,950,000)	(49,653,653)	(3,250,000)	(82,033,281)

Net increase (decrease)	(150,000)	$(3,970,992)	1,700,000	$45,402,781

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Yield Optimized Bond ETF (the “Fund” or “ETF”), each a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Fund, as the program administrator for the Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Fund and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	17

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Yield Optimized Bond(a)	$0.359996	$0.072880	$0.012419	$0.445295	81%	16%	3%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	19

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1009-0421

APRIL 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF | IBCE | NYSE Arca
•	iShares iBonds Mar 2023 Term Corporate ETF | IBDD | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2021 reflected a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the response to the virus’s spread was well underway, and countries around the world felt the effect of economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses were imposed in many parts of the world, workers were laid off, and unemployment claims spiked, causing a global recession.

As May 2020 began, stocks had just begun to recover from the lowest point following the onset of the pandemic. This recovery continued throughout the reporting period, as businesses continued re-opening and governments learned to adapt to life with the virus. Equity prices rose through the summer, fed by strong fiscal and monetary support and improving economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns late in the reporting period, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by announcing that inflation could exceed its 2% target for a sustained period without triggering a rate increase. To stabilize credit markets, the Fed also continued purchasing significant quantities of bonds, as did other influential central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in technology, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are underweight overall on credit, global high-yield and Asian bonds present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	28.85%	45.98%

U.S. small cap equities (Russell 2000® Index)	48.06	74.91

International equities (MSCI Europe, Australasia, Far East Index)	28.84	39.88

Emerging market equities (MSCI Emerging Markets Index)	22.95	48.71

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.05	0.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.26)	(7.79)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.52)	(0.27)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.42	7.40

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.98	19.57

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2021	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF

Investment Objective

The iShares iBonds Mar 2023 Term Corporate ex-Financials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, excluding financials, maturing after March 31, 2022 and before April 1, 2023, as represented by the Bloomberg Barclays 2023 Maturity High Quality Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	0.34%	2.25%	2.84%	2.71%	2.25%	15.01%	23.99%
Fund Market	0.30	1.96	2.75	2.71	1.96	14.54	23.97
Index	0.40	2.40	2.89	2.78	2.40	15.30	24.67

The inception date of the Fund was 4/17/13. The first day of secondary market trading was 4/19/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,003.40	$0.50		$1,000.00	$1,024.30	$0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	1.5%
Aa	14.2
A	58.7
Baa	22.6
Not Rated	0.8
Short-Term and Other Assets	2.2

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Visa Inc., 2.80%, 12/14/22	2.3%
QUALCOMM Inc., 3.00%, 05/20/22	1.7
Chevron Corp., 2.36%, 12/05/22	1.7
Oracle Corp., 2.50%, 10/15/22	1.6
BP Capital Markets PLC, 2.50%, 11/06/22	1.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2021	iShares® iBonds® Mar 2023 Term Corporate ETF

Investment Objective

The iShares iBonds Mar 2023 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing after March 31, 2022 and before April 1, 2023, as represented by the Bloomberg Barclays 2023 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	6 Months	Average Annual Total Returns			Cumulative Total Returns
		1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	0.52%	3.24%	3.23%	4.05%	3.24%	17.22%	36.31%
Fund Market	0.48	3.00	3.08	4.03	3.00	16.40	36.20
Index	0.56	3.43	3.33	4.16	3.43	17.80	37.47

The inception date of the Fund was 7/9/13. The first day of secondary market trading was 7/10/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$ 1,000.00	$ 1,005.20	$0.45		$1,000.00	$1,024.30	$0.45		0.09%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	0.2%
Aa	8.8
A	41.2
Baa	40.7
Ba	1.6
Not Rated	5.7
Short-Term and Other Assets	1.8

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	4.4%
Bank of America Corp., 3.30%, 01/11/23	0.9
AbbVie Inc., 2.90%, 11/06/22	0.8
Goldman Sachs Group Inc. (The), 3.63%, 01/22/23	0.7
JPMorgan Chase & Co., 3.25%, 09/23/22	0.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Omnicom Group Inc./Omnicom Capital Inc., 3.63%, 05/01/22	$70	$72,112
WPP Finance 2010, 3.63%, 09/07/22	20	20,830

		92,942

Aerospace & Defense — 1.5%
Boeing Co. (The), 2.70%, 05/01/22(a)	70	71,413
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/15/22)	243	249,228
Lockheed Martin Corp., 3.10%, 01/15/23 (Call 11/15/22)	35	36,493
Raytheon Technologies Corp., 2.50%, 12/15/22 (Call 09/15/22)	100	102,895

		460,029

Agriculture — 1.9%
Philip Morris International Inc. 2.38%, 08/17/22 (Call 07/17/22)	235	240,889
2.50%, 08/22/22	30	30,888
2.63%, 03/06/23(a)	289	301,089

		572,866

Apparel — 1.1%
Ralph Lauren Corp., 1.70%, 06/15/22	135	137,188
VF Corp., 2.05%, 04/23/22	175	177,898

		315,086

Auto Manufacturers — 6.1%
American Honda Finance Corp. 0.40%, 10/21/22	105	105,153
1.95%, 05/20/22	85	86,417
2.05%, 01/10/23	150	154,336
2.20%, 06/27/22	267	272,791
2.60%, 11/16/22	90	93,143
General Motors Financial Co. Inc. 3.25%, 01/05/23 (Call 12/05/22)	50	52,028
3.45%, 04/10/22 (Call 02/10/22)	90	92,032
3.55%, 07/08/22	50	51,725
5.20%, 03/20/23	30	32,481
PACCAR Financial Corp. 1.90%, 02/07/23	25	25,687
2.30%, 08/10/22	125	128,176
2.65%, 05/10/22	75	76,886
Toyota Motor Credit Corp. 2.15%, 09/08/22(a)	230	235,856
2.63%, 01/10/23	248	257,694
2.70%, 01/11/23	75	78,064
2.80%, 07/13/22	75	77,284

		1,819,753

Beverages — 3.3%
Constellation Brands Inc., 2.65%, 11/07/22 (Call 10/07/22)	62	63,928
Diageo Investment Corp. 2.88%, 05/11/22	210	215,552
8.00%, 09/15/22	85	93,703
PepsiCo Inc. 2.25%, 05/02/22 (Call 04/02/22)	195	198,684
2.75%, 03/01/23(a)	269	281,191
3.10%, 07/17/22 (Call 05/17/22)	134	137,981

		991,039

Biotechnology — 1.3%
Amgen Inc. 2.65%, 05/11/22 (Call 04/11/22)	41	41,914
3.63%, 05/15/22 (Call 02/15/22)	61	62,571
Biogen Inc., 3.63%, 09/15/22	60	62,678

Security	Par (000)	Value

Biotechnology (continued)
Gilead Sciences Inc., 3.25%, 09/01/22 (Call 07/01/22)	$225	$232,540

		399,703

Chemicals — 1.7%
Air Products and Chemicals Inc., 2.75%, 02/03/23(a)	66	68,786
Cabot Corp., 3.70%, 07/15/22	40	41,194
Celanese U.S. Holdings LLC, 4.63%, 11/15/22(a)	30	31,770
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)	41	42,307
Ecolab Inc., 2.38%, 08/10/22 (Call 07/10/22)	13	13,318
Linde Inc./CT 2.20%, 08/15/22 (Call 05/15/22)	49	49,968
2.70%, 02/21/23 (Call 11/21/22)	159	164,586
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)	40	41,576
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	50	51,529

		505,034

Commercial Services — 0.6%
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)	8	8,370
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)	15	15,580
Moody’s Corp. 2.63%, 01/15/23 (Call 12/15/22)	100	103,563
4.50%, 09/01/22 (Call 06/01/22)	8	8,342
PayPal Holdings Inc., 2.20%, 09/26/22	43	44,099

		179,954

Computers — 4.9%
Apple Inc. 1.70%, 09/11/22	23	23,461
2.10%, 09/12/22 (Call 08/12/22)(a)	21	21,516
2.30%, 05/11/22 (Call 04/11/22)	155	157,987
2.70%, 05/13/22	255	261,431
2.85%, 02/23/23 (Call 12/23/22)	265	276,477
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	80	83,943
HP Inc., 4.05%, 09/15/22	45	47,158
International Business Machines Corp. 1.88%, 08/01/22	330	336,577
2.88%, 11/09/22	230	239,025

		1,447,575

Cosmetics & Personal Care — 2.8%
Colgate-Palmolive Co., 1.95%, 02/01/23	150	154,437
Procter & Gamble Co. (The), 2.15%, 08/11/22	352	360,804
Unilever Capital Corp., 2.20%, 05/05/22 (Call 04/05/22)	325	330,879

		846,120

Diversified Financial Services — 2.3%
Visa Inc., 2.80%, 12/14/22 (Call 10/14/22)	665	689,878

Electric — 9.1%
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)	46	47,174
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)	55	56,812
Berkshire Hathaway Energy Co., 2.80%, 01/15/23 (Call 12/15/22)	95	98,674
CenterPoint Energy Houston Electric LLC, 2.25%, 08/01/22 (Call 05/01/22)	41	41,779
CenterPoint Energy Inc., 2.50%, 09/01/22 (Call 08/01/22)	13	13,328
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)	65	67,032
Dominion Energy Inc., Series B, 2.75%, 09/15/22 (Call 06/15/22)	41	42,026
DTE Energy Co. 2.25%, 11/01/22	13	13,343
Series B, 3.30%, 06/15/22 (Call 04/15/22)	25	25,658

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series H, 0.55%, 11/01/22	$ 70	$70,141
Duke Energy Carolinas LLC 2.50%, 03/15/23 (Call 01/15/23)	60	62,209
3.05%, 03/15/23 (Call 02/15/23)	100	104,954
Duke Energy Corp. 2.40%, 08/15/22 (Call 07/15/22)	100	102,334
3.05%, 08/15/22 (Call 05/15/22)	120	123,176
Duke Energy Progress LLC, 2.80%, 05/15/22 (Call 02/15/22)	100	101,978
Edison International, 2.40%, 09/15/22 (Call 08/15/22)	55	56,119
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	40	41,496
Exelon Generation Co. LLC, 4.25%, 06/15/22 (Call 03/15/22)	111	114,601
Georgia Power Co., 2.85%, 05/15/22(a)	40	41,013
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	23	23,701
National Rural Utilities Cooperative Finance Corp. 2.30%, 09/15/22 (Call 08/15/22)	75	76,793
2.40%, 04/25/22 (Call 03/25/22)	175	178,365
2.70%, 02/15/23 (Call 12/15/22)	55	56,978
NextEra Energy Capital Holdings Inc. 0.65%, 03/01/23	200	200,528
2.80%, 01/15/23 (Call 12/15/22)	54	56,034
2.90%, 04/01/22	50	51,212
Northern States Power Co./MN, 2.15%, 08/15/22 (Call 02/15/22)	165	167,363
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)	95	97,269
Oncor Electric Delivery Co. LLC 4.10%, 06/01/22 (Call 03/01/22)	140	144,280
7.00%, 09/01/22	25	27,171
Pacific Gas & Electric Co., 1.75%, 06/16/22 (Call 06/16/21)	120	120,097
PPL Capital Funding Inc., 3.50%, 12/01/22 (Call 09/01/22)	25	26,009
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	41	41,770
Public Service Enterprise Group Inc., 2.65%, 11/15/22 (Call 10/15/22)	55	56,767
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	45	47,112
Sempra Energy, 2.88%, 10/01/22 (Call 07/01/22)	61	62,698
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	45	46,764

		2,704,758

Electrical Components & Equipment — 0.5%
Emerson Electric Co., 2.63%, 02/15/23 (Call 11/15/22)	150	155,376

Electronics — 2.4%
Arrow Electronics Inc., 3.50%, 04/01/22 (Call 02/01/22)	70	71,619
Honeywell International Inc. 0.48%, 08/19/22 (Call 08/19/21)	325	325,250
2.15%, 08/08/22 (Call 07/08/22)	300	306,819
Jabil Inc., 4.70%, 09/15/22	8	8,438

		712,126

Environmental Control — 0.2%
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)	60	61,736

Food — 1.1%
Campbell Soup Co., 2.50%, 08/02/22	80	82,147
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)	26	27,021
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)	23	23,687
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)	27	27,745
Mondelez International Inc., 0.63%, 07/01/22	38	38,120
Sysco Corp., 2.60%, 06/12/22	50	51,151
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)	69	71,454

		321,325

Security	Par (000)	Value

Gas — 0.1%
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	$35	$36,630

Health Care - Products — 0.1%
Boston Scientific Corp., 3.38%, 05/15/22	4	4,119
DH Europe Finance II Sarl, 2.05%, 11/15/22	17	17,424

		21,543

Health Care - Services — 0.8%
CommonSpirit Health, 2.95%, 11/01/22	54	55,861
Kaiser Foundation Hospitals, 3.50%, 04/01/22	135	138,955
Laboratory Corp. of America Holdings, 3.75%, 08/23/22 (Call 05/23/22)	46	47,570

		242,386

Home Builders — 0.2%
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	70	72,665

Household Products & Wares — 0.3%
Church & Dwight Co. Inc., 2.88%, 10/01/22	51	52,766
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	48	49,455

		102,221

Internet — 3.3%
Amazon.com Inc. 2.40%, 02/22/23 (Call 01/22/23)	315	326,667
2.50%, 11/29/22 (Call 08/29/22)	151	155,509
Baidu Inc. 2.88%, 07/06/22	200	204,622
3.50%, 11/28/22	200	208,042
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	75	78,180

		973,020

Iron & Steel — 0.2%
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)	59	61,391

Machinery — 5.7%
ABB Finance USA Inc., 2.88%, 05/08/22	255	261,589
Caterpillar Financial Services Corp. 0.25%, 03/01/23	205	204,945
1.90%, 09/06/22	55	56,223
1.95%, 11/18/22	50	51,325
2.40%, 06/06/22	155	158,641
2.63%, 03/01/23	149	155,422
2.85%, 06/01/22(a)	75	77,157
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)	328	334,704
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)	8	8,243
John Deere Capital Corp., 2.80%, 03/06/23	360	377,114

		1,685,363

Manufacturing — 2.2%
3M Co. 1.75%, 02/14/23 (Call 01/14/23)	100	102,519
2.00%, 06/26/22	227	231,663
2.25%, 03/15/23 (Call 02/15/23)	130	134,576
Eaton Corp., 2.75%, 11/02/22	75	77,650
General Electric Co., 2.70%, 10/09/22	50	51,660
Parker-Hannifin Corp., 3.50%, 09/15/22	40	41,675

		639,743

Media — 1.7%
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	193	219,941
TWDC Enterprises 18 Corp., 2.35%, 12/01/22	170	175,443

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Walt Disney Co. (The)
1.65%, 09/01/22	$60	$61,078
3.00%, 09/15/22	46	47,670

		504,132

Metal Fabricate & Hardware — 0.8%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	227	234,398

Mining — 0.1%
Newmont Corp., 3.70%, 03/15/23 (Call 12/15/22)	14	14,680

Oil & Gas — 9.4%
BP Capital Markets America Inc., 3.25%, 05/06/22	232	239,016
BP Capital Markets PLC, 2.50%, 11/06/22	435	449,151
Canadian Natural Resources Ltd., 2.95%, 01/15/23
(Call 12/15/22)	55	57,058
Cenovus Energy Inc., 3.95%, 04/15/22 (Call 01/15/22)	50	51,097
Chevron Corp., 2.36%, 12/05/22 (Call 09/05/22)	500	513,950
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	285	295,288
Exxon Mobil Corp.
1.90%, 08/16/22	114	116,493
2.73%, 03/01/23 (Call 01/01/23)	262	272,566
Phillips 66, 4.30%, 04/01/22	95	98,387
Shell International Finance BV
2.25%, 01/06/23	244	252,211
2.38%, 08/21/22	225	231,185
Total Capital International SA, 2.70%, 01/25/23	215	223,940

		2,800,342

Oil & Gas Services — 1.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	290	300,449

Pharmaceuticals — 10.3%
AbbVie Inc.
2.90%, 11/06/22	147	152,471
3.25%, 10/01/22 (Call 07/01/22)	55	56,790
AstraZeneca PLC, 2.38%, 06/12/22 (Call 05/12/22)	38	38,785
Bristol-Myers Squibb Co.
2.00%, 08/01/22	212	216,588
2.60%, 05/16/22	105	107,612
3.25%, 08/15/22	106	110,084
3.25%, 02/20/23 (Call 01/20/23)	154	161,675
3.55%, 08/15/22(a)	110	114,649
Cardinal Health Inc., 3.20%, 03/15/23	60	62,914
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	46	47,444
3.50%, 07/20/22 (Call 05/20/22)	83	85,737
3.70%, 03/09/23 (Call 02/09/23)	64	67,718
Eli Lilly & Co., 2.35%, 05/15/22	194	198,299
GlaxoSmithKline Capital Inc., 2.80%, 03/18/23	230	240,656
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22	372	381,758
Johnson & Johnson, 2.05%, 03/01/23 (Call 01/01/23)(a)	75	77,198
McKesson Corp., 2.85%, 03/15/23 (Call 12/15/22)	46	47,725
Merck & Co. Inc., 2.40%, 09/15/22 (Call 06/15/22)(a)	240	245,822
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	275	280,717
2.40%, 09/21/22	325	334,903
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	50	52,089

		3,081,634

Pipelines — 2.0%
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	17	17,458

Security	Par (000)	Value

Pipelines (continued)
Energy Transfer LP
3.45%, 01/15/23 (Call 10/15/22)	$41	$42,531
3.60%, 02/01/23 (Call 11/01/22)	50	52,017
4.25%, 03/15/23 (Call 12/15/22)	50	52,669
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22 (Call 07/01/22)	12	12,588
Enterprise Products Operating LLC, 3.35%, 03/15/23
(Call 12/15/22)	65	68,008
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	76	79,391
3.95%, 09/01/22 (Call 06/01/22)	23	23,866
MPLX LP, 3.38%, 03/15/23 (Call 02/15/23)	70	73,368
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	45	46,466
TransCanada PipeLines Ltd., 2.50%, 08/01/22	45	46,220
Williams Companies Inc. (The), 3.35%, 08/15/22 (Call 05/15/22)	81	83,305

		597,887

Real Estate Investment Trusts — 0.3%
American Tower Corp., 3.50%, 01/31/23	85	89,490

Retail — 3.8%
AutoZone Inc., 3.70%, 04/15/22 (Call 01/15/22)	38	38,886
Costco Wholesale Corp., 2.30%, 05/18/22 (Call 04/18/22)	217	221,244
Home Depot Inc. (The), 2.63%, 06/01/22 (Call 05/01/22)	370	378,895
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 01/15/22)	100	102,000
Starbucks Corp., 2.70%, 06/15/22 (Call 04/15/22)	98	100,207
Walgreen Co., 3.10%, 09/15/22	20	20,680
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)	272	280,783

		1,142,695

Semiconductors — 5.2%
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	125	127,378
2.70%, 12/15/22	375	389,752
3.10%, 07/29/22	185	191,503
Maxim Integrated Products Inc., 3.38%, 03/15/23
(Call 12/15/22)(a)	40	41,836
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	175	181,704
3.00%, 05/20/22(a)	505	519,453
Texas Instruments Inc., 1.85%, 05/15/22 (Call 04/15/22)	110	111,641

		1,563,267

Software — 4.1%
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)	40	41,622
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	51	52,834
Microsoft Corp.
2.13%, 11/15/22	192	197,606
2.65%, 11/03/22 (Call 09/03/22)	183	188,942
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	175	178,334
2.50%, 10/15/22	460	474,513
2.63%, 02/15/23 (Call 01/15/23)	30	31,129
Roper Technologies Inc., 3.13%, 11/15/22 (Call 08/15/22)	33	34,147
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	31	31,902

		1,231,029

Telecommunications — 2.0%
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	145	149,440
3.00%, 06/30/22 (Call 04/30/22)	60	61,556
Cisco Systems Inc.
2.60%, 02/28/23	145	151,282
3.00%, 06/15/22	150	154,629

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Verizon Communications Inc., 2.45%, 11/01/22 (Call 08/01/22)	$75	$76,979

		593,886

Textiles — 0.1%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(a)	30	31,464

Transportation — 3.0%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	190	198,227
3.05%, 09/01/22 (Call 06/01/22)	60	61,785
FedEx Corp., 2.63%, 08/01/22	68	69,909
Norfolk Southern Corp., 2.90%, 02/15/23 (Call 11/15/22)	46	47,742
Ryder System Inc., 3.40%, 03/01/23 (Call 02/01/23)	55	57,810
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	45	46,627
4.16%, 07/15/22 (Call 04/15/22)	40	41,434
United Parcel Service Inc.
2.35%, 05/16/22 (Call 04/16/22)	20	20,401
2.45%, 10/01/22	339	349,580

		893,515

Total Corporate Bonds & Notes — 97.8%
(Cost: $28,494,315)		29,189,130

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 5.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(b)(c)(d)	1,186	$1,186,863
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	429	429,000

		1,615,863

Total Short-Term Investments — 5.4%
(Cost: $1,615,409)		1,615,863

Total Investments in Securities — 103.2%
(Cost: $30,109,724)		30,804,993

Other Assets, Less Liabilities — (3.2)%		(959,757)

Net Assets — 100.0%		$29,845,236

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of    1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,216,086	$—	$(28,991	)(a)	$82	$(314)	$1,186,863	1,186	$973	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	529,000	—	(100,000	)(a)	—	—	429,000	429	107		—

					$82	$(314)	$1,615,863		$1,080		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major    categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$29,189,130	$—	$29,189,130
Money Market Funds	1,615,863	—	—	1,615,863

	$1,615,863	$29,189,130	$—	$30,804,993

See notes to financial statements.

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Omnicom Group Inc./Omnicom Capital Inc., 3.63%, 05/01/22	$252	$259,603
WPP Finance 2010, 3.63%, 09/07/22	100	104,151

		363,754

Aerospace & Defense — 1.2%
Boeing Co. (The) 1.17%, 02/04/23 (Call 02/04/22)	300	301,215
2.80%, 03/01/23 (Call 02/01/23)	100	103,594
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/15/22)	183	187,690
Lockheed Martin Corp., 3.10%, 01/15/23 (Call 11/15/22)	100	104,264
Raytheon Technologies Corp., 2.50%, 12/15/22 (Call 09/15/22)	190	195,501

		892,264

Agriculture — 0.6%
BAT Capital Corp., 2.76%, 08/15/22 (Call 07/15/22)	15	15,382
Bunge Ltd. Finance Corp., 3.00%, 09/25/22 (Call 08/25/22)	44	45,343
Philip Morris International Inc. 2.38%, 08/17/22 (Call 07/17/22)	20	20,501
2.50%, 08/22/22	175	180,178
2.50%, 11/02/22 (Call 10/02/22)	79	81,442
2.63%, 03/06/23	100	104,183

		447,029

Airlines — 0.1%
Continental Airlines Inc. Pass Through Trust, Series 2007-1, Class A, 5.98%, 10/19/23	23	23,887
Southwest Airlines Co., 2.75%, 11/16/22 (Call 10/16/22)	75	77,127

		101,014

Apparel — 0.3%
Ralph Lauren Corp., 1.70%, 06/15/22	10	10,162
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	60	61,286
VF Corp., 2.05%, 04/23/22	150	152,484

		223,932

Auto Manufacturers — 3.7%
American Honda Finance Corp. 1.95%, 05/20/22	15	15,250
2.05%, 01/10/23	140	144,047
2.20%, 06/27/22	188	192,078
2.60%, 11/16/22	70	72,444
General Motors Financial Co. Inc. 3.15%, 06/30/22 (Call 05/30/22)	145	148,856
3.25%, 01/05/23 (Call 12/05/22)	150	156,086
3.45%, 04/10/22 (Call 02/10/22)	185	189,177
3.55%, 07/08/22	160	165,518
5.20%, 03/20/23	240	259,846
PACCAR Financial Corp. 2.00%, 09/26/22	24	24,563
2.30%, 08/10/22	25	25,635
Toyota Motor Credit Corp. 0.35%, 10/14/22(a)	200	200,388
0.45%, 07/22/22	200	200,570
2.63%, 01/10/23	245	254,577
2.70%, 01/11/23	100	104,085
2.80%, 07/13/22	250	257,613
2.90%, 03/30/23	300	314,913

		2,725,646

Banks — 27.8%
Australia & New Zealand Banking Group Ltd./New York NY 2.05%, 11/21/22	250	256,785
2.63%, 11/09/22	240	248,465

Security	Par (000)	Value

Banks (continued)
Banco Santander SA 3.13%, 02/23/23	$210	$219,404
3.50%, 04/11/22	210	215,972
Bank of America Corp. 2.50%, 10/21/22 (Call 10/21/21)	364	367,687
3.30%, 01/11/23	655	688,150
Bank of Montreal 2.05%, 11/01/22	5	5,132
2.55%, 11/06/22 (Call 10/06/22)	395	407,664
Bank of New York Mellon Corp. (The) 1.85%, 01/27/23 (Call 01/02/23)	104	106,827
1.95%, 08/23/22	148	151,317
2.95%, 01/29/23 (Call 12/29/22)	141	147,358
Bank of Nova Scotia (The) 1.95%, 02/01/23	159	163,447
2.00%, 11/15/22	250	256,502
2.38%, 01/18/23	62	64,167
2.45%, 09/19/22	165	170,047
Barclays Bank PLC, 1.70%, 05/12/22 (Call 04/12/22)	205	207,770
Barclays PLC, 3.68%, 01/10/23 (Call 01/10/22)	280	285,894
BBVA USA, 2.88%, 06/29/22 (Call 05/29/22)	250	256,752
BNP Paribas SA, 3.25%, 03/03/23	175	184,676
Canadian Imperial Bank of Commerce, 2.55%, 06/16/22(a)	178	182,628
Citigroup Inc. 2.70%, 10/27/22 (Call 09/27/22)	256	264,438
2.75%, 04/25/22 (Call 03/25/22)	309	315,841
3.38%, 03/01/23(a)	75	78,962
4.05%, 07/30/22	145	151,286
Citizens Bank N.A./Providence RI, 3.70%, 03/29/23 (Call 02/28/23)	250	264,307
Cooperatieve Rabobank U.A., 3.95%, 11/09/22	340	357,071
Credit Suisse AG/New York NY, 2.80%, 04/08/22	250	255,620
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	295	307,532
Deutsche Bank AG/New York NY, 3.95%, 02/27/23	280	295,333
Discover Bank, 3.35%, 02/06/23 (Call 01/06/23)	250	261,570
Fifth Third Bancorp., 2.60%, 06/15/22 (Call 05/15/22)	190	194,514
Goldman Sachs Group Inc. (The) 0.48%, 01/27/23 (Call 01/27/22)	305	305,165
0.52%, 03/08/23 (Call 03/08/22)	205	205,185
3.20%, 02/23/23 (Call 01/23/23)	148	155,202
3.63%, 01/22/23(a)	475	501,263
Huntington National Bank (The), 1.80%, 02/03/23 (Call 01/03/23)(a)	250	255,885
JPMorgan Chase & Co. 2.97%, 01/15/23 (Call 01/15/22)	261	265,886
3.20%, 01/25/23	348	365,779
3.25%, 09/23/22	480	499,594
KeyBank N.A./Cleveland OH, 1.25%, 03/10/23	270	274,309
Manufacturers & Traders Trust Co., 2.50%, 05/18/22 (Call 04/18/22)	250	255,437
Mitsubishi UFJ Financial Group Inc. 2.62%, 07/18/22	265	272,179
2.67%, 07/25/22	356	366,007
3.46%, 03/02/23	255	268,607
Mizuho Financial Group Inc., 2.60%, 09/11/22	445	458,346
Morgan Stanley 2.75%, 05/19/22	464	475,957
3.13%, 01/23/23	233	243,872
3.75%, 02/25/23	470	498,059
4.88%, 11/01/22	410	436,527

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
MUFG Americas Holdings Corp., 3.50%, 06/18/22	$191	$197,817
National Australia Bank Ltd./New York, 3.00%, 01/20/23	250	261,320
National Bank of Canada, 2.10%, 02/01/23	275	282,854
Natwest Group PLC, 6.13%, 12/15/22	300	324,771
PNC Bank N.A., 2.70%, 11/01/22 (Call 10/01/22)	285	294,490
PNC Financial Services Group Inc. (The), 2.85%, 11/09/22(b)	175	181,683
Royal Bank of Canada 1.95%, 01/17/23	138	141,872
2.80%, 04/29/22	200	205,146
Santander Holdings USA Inc., 3.40%, 01/18/23 (Call 12/18/22)	200	208,508
Santander UK Group Holdings PLC, 3.57%, 01/10/23 (Call 01/10/22)	200	204,086
Santander UK PLC, 2.10%, 01/13/23	250	257,145
Sumitomo Mitsui Financial Group Inc. 2.78%, 07/12/22	342	351,822
2.78%, 10/18/22	250	258,725
3.10%, 01/17/23	305	319,088
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	255	261,597
Toronto-Dominion Bank (The), 1.90%, 12/01/22	190	194,849
Truist Bank 1.25%, 03/09/23 (Call 02/09/23)	255	259,381
2.45%, 08/01/22 (Call 07/01/22)	187	191,729
2.80%, 05/17/22 (Call 04/17/22)	225	230,476
Truist Financial Corp. 2.20%, 03/16/23 (Call 02/13/23)	170	175,596
2.75%, 04/01/22 (Call 03/01/22)	175	178,665
3.05%, 06/20/22 (Call 05/20/22)	210	216,149
U.S. Bancorp., 2.95%, 07/15/22 (Call 06/15/22)	285	293,430
U.S. Bank N.A./Cincinnati OH, 1.95%, 01/09/23 (Call 12/09/22)	250	256,770
Wells Fargo & Co. 3.07%, 01/24/23 (Call 01/24/22)	400	407,968
Series M, 3.45%, 02/13/23	315	332,117
Westpac Banking Corp. 2.00%, 01/13/23	108	111,128
2.50%, 06/28/22	203	208,304
2.75%, 01/11/23	150	156,297

		20,400,160

Beverages — 1.6%
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	10	10,213
Constellation Brands Inc. 2.65%, 11/07/22 (Call 10/07/22)	200	206,218
2.70%, 05/09/22 (Call 04/09/22)	6	6,123
3.20%, 02/15/23 (Call 01/15/23)	108	112,961
Diageo Investment Corp., 2.88%, 05/11/22	231	237,108
Molson Coors Beverage Co., 3.50%, 05/01/22	111	114,308
PepsiCo Inc. 2.25%, 05/02/22 (Call 04/02/22)	10	10,189
2.75%, 03/01/23	210	219,517
3.10%, 07/17/22 (Call 05/17/22)	235	241,982

		1,158,619

Biotechnology — 1.3%
Amgen Inc. 2.65%, 05/11/22 (Call 04/11/22)	219	223,879
3.63%, 05/15/22 (Call 02/15/22)	261	267,723
Biogen Inc., 3.63%, 09/15/22	221	230,866
Gilead Sciences Inc., 3.25%, 09/01/22 (Call 07/01/22)	190	196,367
Illumina Inc., 0.55%, 03/23/23	10	10,005

		928,840

Security	Par (000)	Value

Chemicals — 1.2%
Air Products and Chemicals Inc., 2.75%, 02/03/23	$25	$26,056
Celanese U.S. Holdings LLC, 4.63%, 11/15/22(a)	100	105,901
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)	135	139,304
Ecolab Inc., 2.38%, 08/10/22 (Call 07/10/22)	181	185,422
Huntsman International LLC, 5.13%, 11/15/22 (Call 08/15/22)	60	63,239
Linde Inc./CT 2.20%, 08/15/22 (Call 05/15/22)(a)	140	142,765
2.70%, 02/21/23 (Call 11/21/22)(a)	8	8,281
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)	9	9,355
NewMarket Corp., 4.10%, 12/15/22	58	61,051
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	90	92,752
PPG Industries Inc., 3.20%, 03/15/23 (Call 02/15/23)	15	15,688
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)	15	15,516

		865,330

Commercial Services — 0.9%
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)	75	78,470
Cintas Corp. No. 2, 3.25%, 06/01/22 (Call 03/01/22)	10	10,232
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)	99	102,827
Moody’s Corp., 2.63%, 01/15/23 (Call 12/15/22)	150	155,345
PayPal Holdings Inc., 2.20%, 09/26/22	225	230,753
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	25	26,305
Verisk Analytics Inc., 4.13%, 09/12/22	55	57,673

		661,605

Computers — 2.4%
Apple Inc. 1.70%, 09/11/22	160	163,202
2.30%, 05/11/22 (Call 04/11/22)	208	212,008
2.40%, 01/13/23 (Call 12/13/22)	15	15,541
2.70%, 05/13/22	160	164,035
2.85%, 02/23/23 (Call 12/23/22)	283	295,257
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	203	213,006
HP Inc., 4.05%, 09/15/22	100	104,796
International Business Machines Corp. 1.88%, 08/01/22	345	351,876
2.85%, 05/13/22	205	210,537

		1,730,258

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co. 1.95%, 02/01/23	165	169,881
2.25%, 11/15/22	5	5,152
Procter & Gamble Co. (The), 2.15%, 08/11/22(a)	25	25,625
Unilever Capital Corp., 3.13%, 03/22/23 (Call 02/22/23)(a)	150	157,649

		358,307

Diversified Financial Services — 4.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.50%, 05/26/22 (Call 04/26/22)	260	266,721
Air Lease Corp. 2.25%, 01/15/23	5	5,132
2.63%, 07/01/22 (Call 06/01/22)	5	5,106
2.75%, 01/15/23 (Call 12/15/22)	237	244,771
Ally Financial Inc., 4.63%, 05/19/22	10	10,422
American Express Co. 2.50%, 08/01/22 (Call 07/01/22)	230	235,853
2.65%, 12/02/22	220	228,155
2.75%, 05/20/22 (Call 04/20/22)	245	250,904
3.40%, 02/27/23 (Call 01/27/23)	208	219,161
Capital One Bank USA N.A., 3.38%, 02/15/23	315	330,662
Capital One Financial Corp., 3.20%, 01/30/23 (Call 12/30/22)	65	68,058

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Charles Schwab Corp. (The), 2.65%, 01/25/23 (Call 12/25/22)	$160	$166,315
CME Group Inc., 3.00%, 09/15/22	126	130,797
Discover Financial Services 3.85%, 11/21/22	190	199,772
5.20%, 04/27/22	10	10,456
Intercontinental Exchange Inc., 2.35%, 09/15/22 (Call 08/15/22)	136	139,452
International Lease Finance Corp., 5.88%, 08/15/22	190	202,643
Invesco Finance PLC, 3.13%, 11/30/22	105	109,445
Jefferies Group LLC, 5.13%, 01/20/23	90	96,789
Nasdaq Inc., 0.45%, 12/21/22 (Call 12/21/21)	25	25,002
ORIX Corp., 2.90%, 07/18/22	132	135,820
Visa Inc. 2.15%, 09/15/22 (Call 08/15/22)	123	126,132
2.80%, 12/14/22 (Call 10/14/22)	340	352,719

		3,560,287

Electric — 5.8%
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	5	5,129
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)	110	112,808
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)	110	113,623
Berkshire Hathaway Energy Co., 2.80%, 01/15/23 (Call 12/15/22)	25	25,967
CenterPoint Energy Inc., 2.50%, 09/01/22 (Call 08/01/22)	80	82,020
Dominion Energy Inc., Series B, 2.75%, 09/15/22 (Call 06/15/22)	75	76,876
DTE Energy Co. Series B, 2.60%, 06/15/22	15	15,345
Series B, 3.30%, 06/15/22 (Call 04/15/22)	168	172,422
Duke Energy Carolinas LLC, 3.05%, 03/15/23 (Call 02/15/23)	140	146,936
Duke Energy Corp. 2.40%, 08/15/22 (Call 07/15/22)	5	5,117
3.05%, 08/15/22 (Call 05/15/22)	195	200,162
Duke Energy Progress LLC, 2.80%, 05/15/22 (Call 02/15/22)(a)	175	178,461
Edison International 2.40%, 09/15/22 (Call 08/15/22)	5	5,102
2.95%, 03/15/23 (Call 01/15/23)	93	96,247
3.13%, 11/15/22 (Call 10/15/22)	55	56,851
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	145	150,424
Evergy Metro Inc., 3.15%, 03/15/23 (Call 12/15/22)	58	60,594
Exelon Corp., 3.50%, 06/01/22 (Call 05/01/22)	146	150,383
Exelon Generation Co. LLC, 4.25%, 06/15/22 (Call 03/15/22)	240	247,786
Georgia Power Co., 2.85%, 05/15/22	99	101,508
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	175	180,330
National Rural Utilities Cooperative Finance Corp. 2.40%, 04/25/22 (Call 03/25/22)	11	11,212
2.70%, 02/15/23 (Call 12/15/22)	110	113,956
NextEra Energy Capital Holdings Inc. 0.65%, 03/01/23	400	401,056
1.95%, 09/01/22	100	102,056
2.80%, 01/15/23 (Call 12/15/22)	10	10,377
2.90%, 04/01/22	175	179,242
Northern States Power Co./MN, 2.15%, 08/15/22 (Call 02/15/22)	10	10,143
Oncor Electric Delivery Co. LLC 4.10%, 06/01/22 (Call 03/01/22)	95	97,904
7.00%, 09/01/22	84	91,296
Pacific Gas & Electric Co., 1.75%, 06/16/22 (Call 06/16/21)	425	425,344
PPL Capital Funding Inc. 3.50%, 12/01/22 (Call 09/01/22)	110	114,438
4.20%, 06/15/22 (Call 03/15/22)	11	11,342

Security	Par (000)	Value

Electric (continued)
Public Service Enterprise Group Inc., 2.65%, 11/15/22 (Call 10/15/22)	$175	$180,621
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	51	53,393
Sempra Energy 2.88%, 10/01/22 (Call 07/01/22)	127	130,534
2.90%, 02/01/23 (Call 01/01/23)	15	15,599
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	135	140,292

		4,272,896

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 2.63%, 02/15/23 (Call 11/15/22)	15	15,538

Electronics — 0.8%
Arrow Electronics Inc., 3.50%, 04/01/22 (Call 02/01/22)	75	76,735
Avnet Inc., 4.88%, 12/01/22	33	35,063
Flex Ltd., 5.00%, 02/15/23	75	80,342
Honeywell International Inc., 0.48%, 08/19/22 (Call 08/19/21)	310	310,239
Jabil Inc., 4.70%, 09/15/22	74	78,049

		580,428

Environmental Control — 0.2%
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)	131	134,791

Food — 1.0%
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)	125	132,139
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)	82	85,218
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)	45	46,343
Kroger Co. (The) 2.80%, 08/01/22 (Call 07/01/22)	160	164,597
3.40%, 04/15/22 (Call 01/15/22)	8	8,173
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)	10	10,276
Mondelez International Inc., 0.63%, 07/01/22	10	10,032
Sysco Corp., 2.60%, 06/12/22	50	51,152
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)	216	223,683

		731,613

Gas — 0.2%
Atmos Energy Corp., 0.63%, 03/09/23 (Call 09/09/21)	15	15,014
CenterPoint Energy Resources Corp., 0.70%, 03/02/23 (Call 09/02/21)	25	25,012
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	100	104,656
ONE Gas Inc., 0.85%, 03/11/23 (Call 09/11/21)	15	15,011

		159,693

Health Care - Products — 0.4%
Boston Scientific Corp., 3.38%, 05/15/22	50	51,489
DH Europe Finance II Sarl, 2.05%, 11/15/22	10	10,249
Zimmer Biomet Holdings Inc. 3.15%, 04/01/22 (Call 02/01/22)	225	229,678
3.70%, 03/19/23 (Call 02/19/23)	10	10,554

		301,970

Health Care - Services — 1.9%
Aetna Inc., 2.75%, 11/15/22 (Call 08/15/22)	170	174,940
Anthem Inc. 2.95%, 12/01/22 (Call 11/01/22)	5	5,190
3.30%, 01/15/23	385	403,715
Humana Inc. 2.90%, 12/15/22 (Call 11/15/22)	29	30,061
3.15%, 12/01/22 (Call 09/01/22)	140	144,907
Laboratory Corp. of America Holdings, 3.75%, 08/23/22 (Call 05/23/22)	130	134,436
UnitedHealth Group Inc. 2.38%, 10/15/22	14	14,429

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
2.75%, 02/15/23 (Call 11/15/22)	$265	$275,030
2.88%, 03/15/23	210	220,034
3.35%, 07/15/22	5	5,183

		1,407,925

Holding Companies - Diversified — 0.2%
Ares Capital Corp., 3.50%, 02/10/23 (Call 01/10/23)	133	138,530
FS KKR Capital Corp., 4.75%, 05/15/22 (Call 04/15/22)	36	37,236

		175,766

Home Builders — 0.3%
DR Horton Inc. 4.38%, 09/15/22 (Call 06/15/22)	10	10,415
4.75%, 02/15/23 (Call 11/15/22)	25	26,558
Lennar Corp., 4.75%, 11/15/22 (Call 08/15/22)	100	105,127
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	104	107,959

		250,059

Household Products & Wares — 0.4%
Church & Dwight Co. Inc., 2.88%, 10/01/22	125	129,327
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	168	173,094

		302,421

Insurance — 2.3%
Alleghany Corp., 4.95%, 06/27/22(a)	15	15,770
American International Group Inc., 4.88%, 06/01/22	255	266,919
Aon Corp., 2.20%, 11/15/22	300	308,184
Assurant Inc., 4.00%, 03/15/23	15	15,927
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	135	138,762
Berkshire Hathaway Inc. 2.75%, 03/15/23 (Call 01/15/23)	260	270,722
3.00%, 02/11/23	130	136,183
Chubb INA Holdings Inc. 2.70%, 03/13/23	115	119,909
2.88%, 11/03/22 (Call 09/03/22)(a)	125	129,374
Fidelity National Financial Inc., 5.50%, 09/01/22	50	53,211
Markel Corp., 4.90%, 07/01/22	15	15,744
Marsh & McLennan Companies Inc., 3.30%, 03/14/23 (Call 01/14/23)	8	8,401
MetLife Inc., 3.05%, 12/15/22	96	100,092
Primerica Inc., 4.75%, 07/15/22	75	78,686
Principal Financial Group Inc., 3.30%, 09/15/22	15	15,590

		1,673,474

Internet — 1.0%
Amazon.com Inc. 2.40%, 02/22/23 (Call 01/22/23)	115	119,259
2.50%, 11/29/22 (Call 08/29/22)	151	155,509
Baidu Inc., 3.50%, 11/28/22	200	208,042
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)	10	10,304
eBay Inc., 2.75%, 01/30/23 (Call 12/30/22)	116	120,569
TD Ameritrade Holding Corp., 2.95%, 04/01/22 (Call 02/01/22)	100	102,036

		715,719

Iron & Steel — 0.2%
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)	135	140,470

Machinery — 2.5%
ABB Finance USA Inc., 2.88%, 05/08/22	235	241,072
Caterpillar Financial Services Corp. 0.25%, 03/01/23	210	209,943
0.95%, 05/13/22	10	10,072
1.95%, 11/18/22	209	214,538
2.40%, 06/06/22	30	30,705
2.55%, 11/29/22	110	113,998

Security	Par (000)	Value

Machinery (continued)
CNH Industrial Capital LLC, 4.38%, 04/05/22	$11	$11,384
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)	221	225,517
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)	75	77,276
John Deere Capital Corp. 0.25%, 01/17/23	10	10,007
0.55%, 07/05/22	200	200,702
2.15%, 09/08/22	96	98,412
2.80%, 01/27/23	50	52,231
2.80%, 03/06/23	324	339,403

		1,835,260

Manufacturing — 1.4%
3M Co., 2.00%, 06/26/22	275	280,648
Carlisle Companies Inc., 3.75%, 11/15/22 (Call 08/15/22)	15	15,615
Eaton Corp., 2.75%, 11/02/22	273	282,648
General Electric Co. 2.70%, 10/09/22	192	198,372
3.10%, 01/09/23	200	208,648
Parker-Hannifin Corp., 3.50%, 09/15/22	10	10,419

		996,350

Media — 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22 (Call 05/23/22)	450	468,306
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	195	222,220
Discovery Communications LLC, 2.95%, 03/20/23 (Call 02/20/23)	244	254,526
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	134	152,981
TWDC Enterprises 18 Corp., 2.35%, 12/01/22	152	156,867
Walt Disney Co. (The) 1.65%, 09/01/22	20	20,359
3.00%, 09/15/22	180	186,536

		1,461,795

Metal Fabricate & Hardware — 0.3%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	205	211,681

Mining — 0.1%
Newmont Corp., 3.70%, 03/15/23 (Call 12/15/22)	24	25,165
Southern Copper Corp., 3.50%, 11/08/22	55	57,172

		82,337

Oil & Gas — 3.6%
BP Capital Markets America Inc. 2.52%, 09/19/22 (Call 08/19/22)(a)	10	10,285
3.25%, 05/06/22	253	260,651
BP Capital Markets PLC, 2.50%, 11/06/22	200	206,506
Canadian Natural Resources Ltd., 2.95%, 01/15/23
(Call 12/15/22)	158	163,911
Cenovus Energy Inc., 3.95%, 04/15/22 (Call 01/15/22)	75	76,646
Chevron Corp., 2.36%, 12/05/22 (Call 09/05/22)	345	354,625
Diamondback Energy Inc., 0.90%, 03/24/23 (Call 09/24/21)	200	200,084
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	215	222,762
Exxon Mobil Corp., 2.73%, 03/01/23 (Call 01/01/23)(a)	250	260,082
Phillips 66, 4.30%, 04/01/22	318	329,337
Shell International Finance BV 2.25%, 01/06/23	45	46,514
2.38%, 08/21/22	282	289,752
Total Capital International SA, 2.70%, 01/25/23	179	186,443

		2,607,598

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	$125	$129,504

Packaging & Containers — 0.1%
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)	80	84,200

Pharmaceuticals — 8.1%
AbbVie Inc. 2.30%, 11/21/22	302	310,716
2.90%, 11/06/22	530	549,727
3.20%, 11/06/22 (Call 09/06/22)	173	179,410
3.25%, 10/01/22 (Call 07/01/22)	295	304,599
AmerisourceBergen Corp., 0.74%, 03/15/23 (Call 03/15/22)	300	300,783
AstraZeneca PLC, 2.38%, 06/12/22 (Call 05/12/22)	25	25,516
Becton Dickinson and Co., 2.89%, 06/06/22 (Call 05/06/22)	269	275,781
Bristol-Myers Squibb Co. 2.00%, 08/01/22	209	213,523
3.25%, 08/15/22(a)	212	220,168
3.25%, 02/20/23 (Call 01/20/23)	133	139,629
3.55%, 08/15/22(a)	242	252,227
Cardinal Health Inc. 2.62%, 06/15/22 (Call 05/15/22)	200	204,378
3.20%, 03/15/23	60	62,914
Cigna Corp., 3.05%, 11/30/22 (Call 10/31/22)	109	113,139
CVS Health Corp. 2.75%, 12/01/22 (Call 09/01/22)	225	232,063
3.50%, 07/20/22 (Call 05/20/22)	290	299,561
3.70%, 03/09/23 (Call 02/09/23)	414	438,053
4.75%, 12/01/22 (Call 09/01/22)	10	10,558
Eli Lilly & Co., 2.35%, 05/15/22	120	122,659
GlaxoSmithKline Capital Inc., 2.80%, 03/18/23	273	285,648
GlaxoSmithKline Capital PLC 2.85%, 05/08/22	350	359,181
2.88%, 06/01/22 (Call 05/01/22)	10	10,261
McKesson Corp. 2.70%, 12/15/22 (Call 09/15/22)	75	77,267
2.85%, 03/15/23 (Call 12/15/22)	79	81,963
Merck & Co. Inc., 2.40%, 09/15/22 (Call 06/15/22)	142	145,445
Novartis Capital Corp., 2.40%, 09/21/22	376	387,457
Viatris Inc., 1.13%, 06/22/22(c)	160	160,963
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	175	182,312

		5,945,901

Pipelines — 2.9%
Boardwalk Pipelines LP, 3.38%, 02/01/23 (Call 11/01/22)	46	47,607
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	100	102,694
Energy Transfer LP 3.45%, 01/15/23 (Call 10/15/22)	115	119,295
3.60%, 02/01/23 (Call 11/01/22)	175	182,060
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22 (Call 07/01/22)	145	152,106
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)	203	212,395
Kinder Morgan Energy Partners LP 3.45%, 02/15/23 (Call 11/15/22)	150	156,693
3.95%, 09/01/22 (Call 06/01/22)	275	285,351
Kinder Morgan Inc., 3.15%, 01/15/23 (Call 12/15/22)	10	10,425
MPLX LP 3.38%, 03/15/23 (Call 02/15/23)	75	78,608
3.50%, 12/01/22 (Call 11/01/22)	69	71,895
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	145	149,723

Security	Par (000)	Value

Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp. 2.85%, 01/31/23 (Call 10/31/22)	$64	$65,738
3.65%, 06/01/22 (Call 03/01/22)	110	112,456
TransCanada PipeLines Ltd., 2.50%, 08/01/22	165	169,473
Williams Companies Inc. (The) 3.35%, 08/15/22 (Call 05/15/22)	194	199,521
3.70%, 01/15/23 (Call 10/15/22)	25	26,127

		2,142,167

Real Estate Investment Trusts — 1.4%
American Tower Corp., 3.50%, 01/31/23	203	213,724
Boston Properties LP, 3.85%, 02/01/23 (Call 11/01/22)	178	186,684
Kilroy Realty LP, 3.80%, 01/15/23 (Call 10/15/22)	45	47,041
Kimco Realty Corp., 3.40%, 11/01/22 (Call 09/01/22)	250	259,925
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)	10	10,263
Simon Property Group LP 2.63%, 06/15/22 (Call 03/15/22)	5	5,099
2.75%, 02/01/23 (Call 11/01/22)	175	181,078
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)(a)	69	71,345
Washington REIT, 3.95%, 10/15/22 (Call 07/15/22)	10	10,371

		985,530

Retail — 1.8%
AutoZone Inc. 2.88%, 01/15/23 (Call 10/15/22)	10	10,343
3.70%, 04/15/22 (Call 01/15/22)	152	155,546
Costco Wholesale Corp., 2.30%, 05/18/22 (Call 04/18/22)(a)	15	15,293
Home Depot Inc. (The), 2.63%, 06/01/22 (Call 05/01/22)	186	190,471
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 01/15/22)	193	196,860
Starbucks Corp. 1.30%, 05/07/22	200	202,130
2.70%, 06/15/22 (Call 04/15/22)	25	25,563
3.10%, 03/01/23 (Call 02/01/23)	150	157,202
Walgreen Co., 3.10%, 09/15/22	104	107,534
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)	217	224,007

		1,284,949

Savings & Loans — 0.1%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	90	93,780

Semiconductors — 1.3%
Intel Corp. 2.70%, 12/15/22	365	379,359
3.10%, 07/29/22	10	10,351
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	75	78,442
QUALCOMM Inc. 2.60%, 01/30/23 (Call 12/30/22)	130	134,980
3.00%, 05/20/22	250	257,155
Texas Instruments Inc., 1.85%, 05/15/22 (Call 04/15/22)	106	107,582

		967,869

Software — 2.4%
Adobe Inc., 1.70%, 02/01/23	108	110,728
Fidelity National Information Services Inc., 0.38%, 03/01/23	200	199,676
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	145	150,213
Microsoft Corp. 2.13%, 11/15/22	50	51,460
2.65%, 11/03/22 (Call 09/03/22)	70	72,273
Oracle Corp. 2.50%, 05/15/22 (Call 03/15/22)	463	471,820
2.50%, 10/15/22	444	458,008
2.63%, 02/15/23 (Call 01/15/23)	18	18,677

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Roper Technologies Inc., 3.13%, 11/15/22 (Call 08/15/22)	$25	$25,869
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	215	221,255

		1,779,979

Telecommunications — 1.9%
America Movil SAB de CV, 3.13%, 07/16/22	235	242,210
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	146	150,470
3.00%, 06/30/22 (Call 04/30/22)	340	348,819
Cisco Systems Inc.
2.60%, 02/28/23	90	93,899
3.00%, 06/15/22	10	10,309
Corning Inc., 2.90%, 05/15/22 (Call 05/10/21)	60	61,369
Motorola Solutions Inc., 3.50%, 03/01/23	15	15,763
Rogers Communications Inc., 3.00%, 03/15/23 (Call 12/15/22)	125	130,000
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	125	129,164
Verizon Communications Inc., 2.45%, 11/01/22 (Call 05/28/21)	194	199,120

		1,381,123

Textiles — 0.1%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(a)	85	89,149

Transportation — 1.9%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	100	104,330
3.05%, 09/01/22 (Call 06/01/22)	130	133,867
FedEx Corp., 2.63%, 08/01/22	146	150,098
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	133	138,037
3.00%, 04/01/22 (Call 01/01/22)	105	106,894
Ryder System Inc.
2.88%, 06/01/22 (Call 05/01/22)	10	10,246
3.40%, 03/01/23 (Call 02/01/23)	258	271,184
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	95	98,435
4.16%, 07/15/22 (Call 04/15/22)	102	105,656
United Parcel Service Inc., 2.45%, 10/01/22	271	279,458

		1,398,205

Total Corporate Bonds & Notes — 93.8% (Cost: $67,165,258)		68,757,185

Security	Shares (000)	Value

Investment Companies

Exchange Traded Funds — 4.4%
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF(d)	129	$3,209,520

Total Investment Companies — 4.4% (Cost $2,974,253)		3,209,520

Short-Term Investments

Money Market Funds — 6.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(e)(f)	2,410	2,411,242
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	2,064	2,064,000

		4,475,242

Total Short-Term Investments — 6.1% (Cost: $4,473,676)		4,475,242

Total Investments in Securities — 104.3% (Cost: $74,613,187)		76,441,947

Other Assets, Less Liabilities — (4.3)%		(3,172,605)

Net Assets — 100.0%		$73,269,342

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,692,164	$719,409	(a)	$—	$80	$(411)	$2,411,242	2,410	$1,860	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,454,000	610,000	(a)	—	—	—	2,064,000	2,064	277		—
iShares iBonds Mar 2023 Term Corporate ex- Financials ETF	3,235,320	—		—	—	(25,800)	3,209,520	129	35,410		—

					$80	$(26,211)	$7,684,762		$37,547		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Mar 2023 Term Corporate ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$68,757,185	$—	$68,757,185
Investment Companies	3,209,520	—	—	3,209,520
Money Market Funds	4,475,242	—	—	4,475,242

	$7,684,762	$68,757,185	$—	$76,441,947

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Statements of Assets and Liabilities  (unaudited)

April 30, 2021

	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	iShares iBonds Mar 2023 Term Corporate ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$29,189,130	$68,757,185
Affiliated(c)	1,615,863	7,684,762
Cash	7,291	2,620
Receivables:
Securities lending income — Affiliated	180	292
Dividends	6	21
Interest	220,242	531,644

Total assets	31,032,712	76,976,524

LIABILITIES
Collateral on securities loaned, at value	1,185,129	2,408,890
Payables:
Investments purchased	—	1,292,717
Investment advisory fees	2,347	5,575

Total liabilities	1,187,476	3,707,182

NET ASSETS	$29,845,236	$73,269,342

NET ASSETS CONSIST OF:
Paid-in capital	$30,041,877	$71,678,150
Accumulated earnings (loss)	(196,641)	1,591,192

NET ASSETS	$29,845,236	$73,269,342

Shares outstanding	1,200,000	2,700,000

Net asset value	$24.87	$27.14

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$1,149,598	$2,340,936
(b) Investments, at cost — Unaffiliated	$28,494,315	$67,165,258
(c) Investments, at cost — Affiliated	$1,615,409	$7,447,929

See notes to financial statements.

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended April 30, 2021

	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	iShares iBonds Mar 2023 Term Corporate ETF

INVESTMENT INCOME
Dividends — Affiliated	$107	$35,687
Interest — Unaffiliated	313,586	771,321
Securities lending income — Affiliated — net	973	1,860

Total investment income	314,666	808,868

EXPENSES
Investment advisory fees	13,888	36,029
Miscellaneous	173	173

Total expenses	14,061	36,202

Less:
Investment advisory fees waived	(171)	(2,164)

Total expenses after fees waived	13,890	34,038

Net investment income	300,776	774,830

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	45,038	206,761
Investments — Affiliated	82	80
In-kind redemptions — Unaffiliated	—	40,128

Net realized gain	45,120	246,969

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(247,948)	(644,205)
Investments — Affiliated	(314)	(26,211)

Net change in unrealized appreciation (depreciation)	(248,262)	(670,416)

Net realized and unrealized loss	(203,142)	(423,447)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$97,634	$351,383

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	19

Statements of Changes in Net Assets

	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF		iShares iBonds Mar 2023 Term Corporate ETF
	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$300,776	$648,162	$774,830	$2,127,916
Net realized gain	45,120	49,002	246,969	1,018,734
Net change in unrealized appreciation (depreciation)	(248,262)	404,799	(670,416)	504,719

Net increase in net assets resulting from operations	97,634	1,101,963	351,383	3,651,369

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(306,369)	(680,553)	(826,744)	(2,161,736)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	2,490,902	1,255,736	1,361,693	(8,441,497)

NET ASSETS
Total increase (decrease) in net assets	2,282,167	1,677,146	886,332	(6,951,864)
Beginning of period	27,563,069	25,885,923	72,383,010	79,334,874

End of period	$29,845,236	$27,563,069	$73,269,342	$72,383,010

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF
	Six Months Ended 04/30/21 (unaudited)		Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16 (a)

Net asset value, beginning of period	$25.06		$24.65	$23.44	$24.47	$24.80	$24.01

Net investment income(b)	0.27		0.61	0.65	0.66	0.66	0.68
Net realized and unrealized gain (loss)(c)	(0.19)		0.44	1.22	(1.04)	(0.33)	0.79

Net increase (decrease) from investment operations	0.08		1.05	1.87	(0.38)	0.33	1.47

Distributions(d)
From net investment income	(0.27)		(0.64)	(0.66)	(0.65)	(0.66)	(0.68)

Total distributions	(0.27)		(0.64)	(0.66)	(0.65)	(0.66)	(0.68)

Net asset value, end of period	$24.87		$25.06	$24.65	$23.44	$24.47	$24.80

Total Return
Based on net asset value	0.34	%(e)	4.33%	8.07%	(1.54)%	1.37%	6.24%

Ratios to Average Net Assets
Total expenses	0.10	%(f)	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.10	%(f)	0.10%	0.10%	0.10%	0.10%	0.10%

Net investment income	2.17	%(f)	2.46%	2.71%	2.76%	2.72%	2.77%

Supplemental Data
Net assets, end of period (000)	$29,845		$27,563	$25,886	$44,535	$47,716	$42,157

Portfolio turnover rate(g)	6	%(e)	9%	9%	5%	10%	12%

(a)	Per share amounts reflect a four-for-one stock split effective after the close of trading on July 22, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Mar 2023 Term Corporate ETF
	Six Months Ended 04/30/21 (unaudited)		Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16 (a)

Net asset value, beginning of period	$27.31		$26.89	$25.53	$26.66	$26.90	$25.91

Net investment income(b)	0.29		0.70	0.76	0.76	0.77	0.79
Net realized and unrealized gain (loss)(c)	(0.15)		0.43	1.36	(1.12)	(0.25)	0.99

Net increase (decrease) from investment operations	0.14		1.13	2.12	(0.36)	0.52	1.78

Distributions(d)
From net investment income	(0.31)		(0.71)	(0.76)	(0.77)	(0.76)	(0.79)

Total distributions	(0.31)		(0.71)	(0.76)	(0.77)	(0.76)	(0.79)

Net asset value, end of period	$27.14		$27.31	$26.89	$25.53	$26.66	$26.90

Total Return
Based on net asset value	0.52	%(e)	4.27%	8.43%	(1.37)%	2.01%	6.99%

Ratios to Average Net Assets
Total expenses(f)	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived(f)	0.09	%(g)	0.10%	0.10%	0.10%	0.10%	0.09%

Net investment income	2.15	%(g)	2.59%	2.89%	2.95%	2.92%	3.01%

Supplemental Data
Net assets, end of period (000)	$73,269		$72,383	$79,335	$59,995	$87,963	$82,041

Portfolio turnover rate(h)(i)	9	%(e)	13%	5%	3%	12%	6%

(a)	Per share amounts reflect a four-for-one stock split effective after the close of trading on July 22, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBonds Mar 2023 Term Corporate ex-Financials	Diversified
iBonds Mar 2023 Term Corporate	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements  (unaudited)  (continued)

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
iBonds Mar 2023 Term Corporate ex-Financials
Barclays Bank PLC	$107,879	$107,879		$—	$—
JPMorgan Securities LLC	552,046	552,046		—	—
Morgan Stanley & Co. LLC	329,863	329,863		—	—
Pershing LLC	70,699	70,699		—	—
Wells Fargo Securities LLC	89,111	89,111		—	—

	$1,149,598	$1,149,598		$—	$—

iBonds Mar 2023 Term Corporate
Barclays Bank PLC	$507,745	$507,745		$—	$—
BofA Securities, Inc.	336,311	336,311		—	—
Goldman Sachs & Co.	156,072	156,072		—	—
JPMorgan Securities LLC	770,713	770,713		—	—
Morgan Stanley & Co. LLC	379,232	379,232		—	—
Pershing LLC	15,140	15,140		—	—
TD Prime Services LLC	175,723	175,723		—	—

	$2,340,936	$2,340,936		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.10%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
iBonds Mar 2023 Term Corporate ex-Financials	$ 171
iBonds Mar 2023 Term Corporate	2,164

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements  (unaudited) (continued)

market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended April 30, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
iBonds Mar 2023 Term Corporate ex-Financials	$ 399
iBonds Mar 2023 Term Corporate	765

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
iBonds Mar 2023 Term Corporate ex-Financials	$ —	$ 26,652	$ 1,331
iBonds Mar 2023 Term Corporate	—	111,939	4,218

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
iBonds Mar 2023 Term Corporate ex-Financials	$1,547,136	$1,608,608
iBonds Mar 2023 Term Corporate	6,800,602	6,744,993

For the six months ended April 30, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBonds Mar 2023 Term Corporate ex-Financials	$2,469,053	$—
iBonds Mar 2023 Term Corporate	2,661,811	1,318,660

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
iBonds Mar 2023 Term Corporate ex-Financials	$978,265
iBonds Mar 2023 Term Corporate	573,177

As of April 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Mar 2023 Term Corporate ex-Financials	$30,117,015	$694,767	$(6,789)	$687,978
iBonds Mar 2023 Term Corporate	74,649,288	1,813,247	(20,588)	1,792,659

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements  (unaudited) (continued)

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/21		Year Ended 10/31/20
iShares ETF	Shares	Amount	Shares	Amount
iBonds Mar 2023 Term Corporate ex-Financials
Shares sold	100,000	$2,490,902	50,000	$1,255,736

iBonds Mar 2023 Term Corporate
Shares sold	100,000	$2,718,194	550,000	$14,794,345
Shares redeemed	(50,000)	(1,356,501)	(850,000)	(23,235,842)

Net increase (decrease)	50,000	$1,361,693	(300,000)	$(8,441,497)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares iBonds Mar 2023 Term Corporate ex-Financials ETF and iShares iBonds Mar 2023 Term Corporate ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	29

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
iBonds Mar 2023 Term Corporate ex-Financials(a)	$0.273780	$—	$0.000720	$0.274500	100%	—%	0	%(b)	100%
iBonds Mar 2023 Term Corporate(a)	0.309257	—	0.000860	0.310117	100	—	0	(b)	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	31

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

REIT	Real Estate Investment Trust

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com   |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1007-0421

APRIL 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

🌑	iShares iBonds 2021 Term High Yield and Income ETF | IBHA | Cboe BZX

🌑	iShares iBonds 2022 Term High Yield and Income ETF | IBHB | Cboe BZX

🌑	iShares iBonds 2023 Term High Yield and Income ETF | IBHC | Cboe BZX

🌑	iShares iBonds 2024 Term High Yield and Income ETF | IBHD | Cboe BZX

🌑	iShares iBonds 2025 Term High Yield and Income ETF | IBHE | Cboe BZX

🌑	iShares iBonds 2026 Term High Yield and Income ETF | IBHF | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2021 reflected a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the response to the virus’s spread was well underway, and countries around the world felt the effect of economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses were imposed in many parts of the world, workers were laid off, and unemployment claims spiked, causing a global recession.

As May 2020 began, stocks had just begun to recover from the lowest point following the onset of the pandemic. This recovery continued throughout the reporting period, as businesses continued re-opening and governments learned to adapt to life with the virus. Equity prices rose through the summer, fed by strong fiscal and monetary support and improving economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns late in the reporting period, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by announcing that inflation could exceed its 2% target for a sustained period without triggering a rate increase. To stabilize credit markets, the Fed also continued purchasing significant quantities of bonds, as did other influential central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in technology, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are underweight overall on credit, global high-yield and Asian bonds present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	28.85%	45.98%

U.S. small cap equities (Russell 2000® Index)	48.06	74.91

International equities (MSCI Europe, Australasia, Far East Index)	28.84	39.88

Emerging market equities (MSCI Emerging Markets Index)	22.95	48.71

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.05	0.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.26)	(7.79)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.52)	(0.27)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.42	7.40

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.98	19.57

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2021	iShares® iBonds® 2021 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2021 Term High Yield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2021, as represented by the Bloomberg Barclays 2021 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	1.41%	6.50%	1.95%	6.50%	3.90%
Fund Market	1.36	6.91	2.01	6.91	4.02
Index	1.45	6.51	1.98	6.51	3.95

The inception date of the Fund was 5/7/19. The first day of secondary market trading was 5/9/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,014.10	$ 1.70		$ 1,000.00	$ 1,023.10	$ 1.71		0.34%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

A	2.3%
Baa	53.4
Ba	17.6
B	11.6
Caa	4.5
Not Rated	1.9
Short-Term and Other Assets	8.7

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Deutsche Bank AG/New York NY, 4.25%, 10/14/21	3.1%
CSC Holdings LLC, 6.75%, 11/15/21	2.6
Elanco Animal Health Inc., 4.91%, 08/27/21	2.6
Oracle Corp., 1.90%, 09/15/21	2.5
Starwood Property Trust Inc., 5.00%, 12/15/21	2.3

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2021	iShares® iBonds® 2022 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2022 Term High Yield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2022, as represented by the Bloomberg Barclays 2022 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	4.25%	13.04%	3.51%	13.04%	7.08%
Fund Market	4.11	9.57	3.65	9.57	7.37
Index	4.42	13.59	4.17	13.59	8.43

The inception date of the Fund was 5/7/19. The first day of secondary market trading was 5/9/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,042.50	$ 1.77		$ 1,000.00	$ 1,023.10	$ 1.76		0.35%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

A	1.3%
Baa	31.6
Ba	43.8
B	12.8
Caa	7.0
Not Rated	2.1
Short-Term and Other Assets	1.4

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Sprint Communications Inc., 6.00%, 11/15/22	2.3%
Lumen Technologies Inc., Series T, 5.80%, 03/15/22	2.3
DISH DBS Corp., 5.88%, 07/15/22	2.2
CIT Group Inc., 5.00%, 08/15/22	2.1
OneMain Finance Corp., 6.13%, 05/15/22	2.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2021	iShares® iBonds® 2023 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2023 Term High Yield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2023, as represented by the Bloomberg Barclays 2023 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	7.05%	16.63%	4.71%	16.63%	9.58%
Fund Market	6.89	16.36	4.90	16.36	9.96
Index	7.42	17.66	6.06	17.66	12.36

The inception date of the Fund was 5/7/19. The first day of secondary market trading was 5/9/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,070.50	$ 1.80		$ 1,000.00	$ 1,023.10	$ 1.76		0.35%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Baa	4.8%
Ba	47.4
B	24.8
Caa	17.3
Not Rated	4.0
Short-Term and Other Assets	1.7

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Sprint Corp., 7.88%, 09/15/23	3.4%
Carnival Corp., 11.50%, 04/01/23	3.0
Ligado Networks LLC (15.50% PIK), 15.50%, 11/01/23	2.7
Tenet Healthcare Corp., 6.75%, 06/15/23	2.6
DISH DBS Corp., 5.00%, 03/15/23	2.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2021	iShares® iBonds® 2024 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2024 Term High Yield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2024, as represented by the Bloomberg Barclays 2024 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	8.07%	16.74%	4.67%	16.74%	9.49%
Fund Market	7.82	15.46	4.77	15.46	9.69
Index	8.72	18.55	5.58	18.55	11.36

The inception date of the Fund was 5/7/19. The first day of secondary market trading was 5/9/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,080.70	$ 1.81		$ 1,000.00	$ 1,023.10	$ 1.76		0.35%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Baa	1.2%
Ba	45.4
B	31.4
Caa	15.9
Not Rated	4.0
Short-Term and Other Assets	2.1

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Sprint Corp., 7.13%, 06/15/24	2.8%
Occidental Petroleum Corp., 2.90%, 08/15/24	2.5
DISH DBS Corp., 5.88%, 11/15/24	1.9
Weatherford International Ltd., 11.00%, 12/01/24	1.7
Intesa Sanpaolo SpA, 5.02%, 06/26/24	1.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of April 30, 2021	iShares® iBonds® 2025 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2025 Term High Yield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2025, as represented by the Bloomberg Barclays 2025 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	7.11%	17.62%	5.90%	17.62%	12.07%
Fund Market	7.00	15.88	6.00	15.88	12.27
Index	7.65	18.26	6.32	18.26	12.91

The inception date of the Fund was 5/7/19. The first day of secondary market trading was 5/9/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,071.10	$ 1.80		$ 1,000.00	$ 1,023.10	$ 1.76		0.35%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Baa	2.0%
Ba	41.0
B	39.5
Caa	13.6
Ca	0.1
Not Rated	1.9
Short-Term and Other Assets	1.9

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Caesars Entertainment Inc., 6.25%, 07/01/25	1.4%
HCA Inc., 5.38%, 02/01/25	1.3
American Airlines Inc., 11.75%, 07/15/25	1.3
Royal Caribbean Cruises Ltd., 11.50%, 06/01/25	1.1
Ford Motor Co., 9.00%, 04/22/25	1.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2021	iShares® iBonds® 2026 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2026 Term High Yield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2026, as represented by the Bloomberg Barclays 2026 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns

Since Inception

Fund NAV	4.01%
Fund Market	4.36
Index	4.38

The inception date of the Fund was 11/10/20. The first day of secondary market trading was 11/12/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual					Hypothetical 5% Return

Beginning Account Value (11/10/20)	(a)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(b)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio

$ 1,000.00		$ 1,040.10	$ 1.67		$ 1,000.00	$ 1,023.10	$ 1.76		0.35%

(a)	The beginning of the period (commencement of operations) is November 10, 2020.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (171 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Baa	2.7%
Ba	38.0
B	41.6
Caa	15.2
Not Rated	0.7
Short-Term and Other Assets	1.8

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

TransDigm Inc., 6.25%, 03/15/26	1.9%
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26	1.4
Ford Motor Credit Co. LLC, 4.39%, 01/08/26	1.4
Altice Financing SA, 7.50%, 05/15/26	1.4
CHS/Community Health Systems Inc., 8.00%, 03/15/26	1.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	iShares® iBonds® 2021 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 3.75%, 10/01/21	$75	$76,064

Aerospace & Defense — 1.4%
Boeing Co. (The)
2.30%, 08/01/21	350	351,481
2.35%, 10/30/21	100	100,838
8.75%, 08/15/21	108	110,540

		562,859

Agriculture — 0.9%
Altria Group Inc., 4.75%, 05/05/21	380	380,000

Auto Manufacturers — 5.9%
Ford Motor Credit Co. LLC
3.81%, 10/12/21	350	353,507
5.88%, 08/02/21	750	758,497
General Motors Financial Co. Inc.
3.20%, 07/06/21 (Call 06/06/21)	175	175,431
4.20%, 11/06/21	850	866,073
4.38%, 09/25/21	275	279,249

		2,432,757

Banks — 8.1%
Associated Bank N.A./Green Bay WI, 3.50%, 08/13/21 (Call 07/13/21)	250	251,507
Barclays PLC, 3.20%, 08/10/21	600	604,896
Capital One N.A., 2.95%, 07/23/21 (Call 06/23/21)	250	250,903
Citizens Financial Group Inc., 2.38%, 07/28/21 (Call 06/28/21)	125	125,388
Deutsche Bank AG, 3.38%, 05/12/21	50	50,031
Deutsche Bank AG/New York NY, 4.25%, 10/14/21	1,250	1,270,187
Discover Bank, 3.20%, 08/09/21 (Call 07/09/21)(a)	250	251,268
Santander Holdings USA Inc., 4.45%, 12/03/21 (Call 11/03/21)	250	254,892
Santander UK Group Holdings PLC, 2.88%, 08/05/21	250	251,650

		3,310,722

Beverages — 1.9%
Keurig Dr Pepper Inc., 3.55%, 05/25/21	330	330,634
Molson Coors Beverage Co., 2.10%, 07/15/21 (Call 06/15/21)	430	430,834

		761,468

Biotechnology — 1.2%
Gilead Sciences Inc., 4.40%, 12/01/21 (Call 09/01/21)(a)	475	481,270

Chemicals — 0.7%
Celanese U.S. Holdings LLC, 5.88%, 06/15/21	75	75,439
Eastman Chemical Co., 3.50%, 12/01/21	50	50,902
Mosaic Co. (The), 3.75%, 11/15/21 (Call 08/15/21)	175	176,587

		302,928

Commercial Services — 0.7%
Equifax Inc., 3.60%, 08/15/21	200	201,830
Verisk Analytics Inc., 5.80%, 05/01/21	75	75,000

		276,830

Computers — 1.2%
Hewlett Packard Enterprise Co., 3.50%, 10/05/21 (Call 09/05/21)	150	151,562
HP Inc.
4.38%, 09/15/21(a)	100	101,407
4.65%, 12/09/21	225	230,548

		483,517

Diversified Financial Services — 3.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.00%, 10/01/21	150	152,694

Security	Par (000)	Value

Diversified Financial Services (continued)
Air Lease Corp., 3.38%, 06/01/21	$200	$200,432
Capital One Financial Corp., 4.75%, 07/15/21	800	807,144
Synchrony Financial, 3.75%, 08/15/21 (Call 06/15/21)	409	410,616

		1,570,886

Electric — 7.6%
American Electric Power Co. Inc., Series I, 3.65%, 12/01/21	100	101,866
CenterPoint Energy Inc., 3.60%, 11/01/21(a)	130	132,052
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 05/15/21)	100	100,051
Dominion Energy Inc.
2.72%, 08/15/21(b)	325	327,142
Series C, 2.00%, 08/15/21 (Call 07/15/21)	100	100,326
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	475	476,748
3.55%, 09/15/21 (Call 06/15/21)	75	75,274
Emera U.S. Finance LP, 2.70%, 06/15/21 (Call 05/15/21)	250	250,435
NextEra Energy Capital Holdings Inc., 2.40%, 09/01/21	730	735,175
PSEG Power LLC, 3.00%, 06/15/21 (Call 05/15/21)	125	125,239
Public Service Enterprise Group Inc., 2.00%, 11/15/21 (Call 10/15/21)	100	100,756
Puget Energy Inc., 6.00%, 09/01/21	225	228,967
Southern Co. (The), 2.35%, 07/01/21 (Call 06/01/21)	275	275,432
Southern Power Co., Series E, 2.50%, 12/15/21 (Call 11/15/21)(a)	100	101,178

		3,130,641

Electronics — 0.2%
Avnet Inc., 3.75%, 12/01/21 (Call 11/01/21)	100	101,695

Food — 3.9%
General Mills Inc., 3.15%, 12/15/21 (Call 09/15/21)(a)	675	681,858
JM Smucker Co. (The), 3.50%, 10/15/21	380	385,350
Kroger Co. (The), 2.95%, 11/01/21 (Call 10/01/21)	175	176,887
Sysco Corp., 2.50%, 07/15/21 (Call 06/15/21)	150	150,372
Tyson Foods Inc., 2.25%, 08/23/21 (Call 07/23/21)(a)	200	200,858

		1,595,325

Gas — 0.1%
Southern Co. Gas Capital Corp., 3.50%, 09/15/21 (Call 06/15/21)	50	50,182

Health Care - Products — 0.1%
Zimmer Biomet Holdings Inc., 3.38%, 11/30/21 (Call 08/30/21)	50	50,480

Health Care - Services — 0.4%
Anthem Inc., 3.70%, 08/15/21 (Call 05/15/21)	175	175,182

Home Builders — 2.6%
KB Home, 7.00%, 12/15/21 (Call 09/15/21)	700	715,750
Lennar Corp., 6.25%, 12/15/21 (Call 06/15/21)	340	342,414

		1,058,164

Home Furnishings — 0.1%
Whirlpool Corp., 4.85%, 06/15/21	50	50,257

Household Products & Wares — 0.1%
Clorox Co. (The), 3.80%, 11/15/21	50	50,923

Insurance — 2.1%
Genworth Holdings Inc., 7.63%, 09/24/21	665	678,028
Trinity Acquisition PLC, 3.50%, 09/15/21 (Call 08/15/21)(a)	175	176,440

		854,468

Lodging — 0.5%
Marriott International Inc./MD, Series N, 3.13%, 10/15/21 (Call 07/15/21)	200	200,940

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® 2021 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery — 1.0%
CNH Industrial Capital LLC, 3.88%, 10/15/21	$133	$134,974
IDEX Corp., 4.20%, 12/15/21 (Call 09/15/21)	125	126,725
Xylem Inc., 4.88%, 10/01/21(a)	150	152,656

		414,355

Manufacturing — 2.7%
Bombardier Inc., 8.75%, 12/01/21(a)(c)	685	712,208
General Electric Co., 4.65%, 10/17/21	400	407,772

		1,119,980

Media — 5.1%
CSC Holdings LLC, 6.75%, 11/15/21	1,050	1,078,875
DISH DBS Corp., 6.75%, 06/01/21(a)	785	787,983
Time Warner Cable LLC, 4.00%, 09/01/21 (Call 06/01/21)(a)	225	225,585

		2,092,443

Mining — 0.8%
Kinross Gold Corp., 5.13%, 09/01/21 (Call 06/01/21)	325	326,089

Oil & Gas — 2.6%
Canadian Natural Resources Ltd., 3.45%, 11/15/21 (Call 08/15/21)	125	126,072
Energen Corp., 4.63%, 09/01/21 (Call 06/01/21)	15	15,042
Ovintiv Inc., 3.90%, 11/15/21 (Call 08/15/21)	850	857,803
Suncor Energy Inc., 9.25%, 10/15/21	50	51,978

		1,050,895

Oil & Gas Services — 0.8%
Halliburton Co., 3.25%, 11/15/21 (Call 08/15/21)	310	312,474

Packaging & Containers — 0.2%
Amcor Flexibles North America Inc., 4.50%, 10/15/21 (Call 07/15/21)(a)	100	100,749

Pharmaceuticals — 7.7%
AbbVie Inc.
2.15%, 11/19/21	625	631,119
3.38%, 11/14/21	100	101,600
5.00%, 12/15/21 (Call 09/16/21)(a)	225	228,751
CVS Health Corp., 2.13%, 06/01/21 (Call 05/01/21)	375	375,229
Elanco Animal Health Inc., 4.91%, 08/27/21	1,050	1,062,474
Utah Acquisition Sub Inc., 3.15%, 06/15/21 (Call 05/15/21)	630	631,310
Zoetis Inc., 3.25%, 08/20/21	150	151,288

		3,181,771

Pipelines — 4.2%
ANR Pipeline Co., 9.63%, 11/01/21	75	78,379
DCP Midstream Operating LP, 4.75%, 09/30/21 (Call 06/30/21)(c)	765	768,894
Enbridge Energy Partners LP, 4.20%, 09/15/21 (Call 06/15/21)	247	248,057
Kinder Morgan Energy Partners LP, 5.00%, 10/01/21 (Call 07/01/21)	235	236,704
Williams Companies Inc. (The)
4.00%, 11/15/21 (Call 08/15/21)	350	353,426
7.88%, 09/01/21	50	51,176

		1,736,636

Real Estate Investment Trusts — 3.4%
Diversified Healthcare Trust, 6.75%, 12/15/21 (Call 06/15/21)	450	452,610
Starwood Property Trust Inc., 5.00%, 12/15/21 (Call 09/15/21)	935	943,499

		1,396,109

Retail — 4.9%
Lowe’s Companies Inc., 3.80%, 11/15/21 (Call 08/15/21)	125	126,214
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)	525	527,168
O’Reilly Automotive Inc., 4.63%, 09/15/21 (Call 06/15/21)	100	100,478

Security	Par/ Shares (000)	Value

Retail (continued)
Walgreens Boots Alliance Inc., 3.30%, 11/18/21 (Call 09/18/21)	$525	$530,523
Yum! Brands Inc., 3.75%, 11/01/21 (Call 08/01/21)(a)	725	728,973

		2,013,356

Savings & Loans — 0.3%
First Niagara Financial Group Inc., 7.25%, 12/15/21	100	104,067

Semiconductors — 0.9%
Analog Devices Inc., 2.50%, 12/05/21 (Call 11/05/21)	125	126,391
Microchip Technology Inc., 3.92%, 06/01/21	225	225,585

		351,976

Software — 3.1%
Fiserv Inc., 4.75%, 06/15/21	50	50,252
Oracle Corp., 1.90%, 09/15/21 (Call 08/15/21)(a)	1,025	1,029,705
Roper Technologies Inc., 2.80%, 12/15/21 (Call 11/15/21)	180	182,360

		1,262,317

Telecommunications — 7.8%
Hughes Satellite Systems Corp., 7.63%, 06/15/21	760	765,746
Lumen Technologies Inc., Series S, 6.45%, 06/15/21	625	628,344
Qwest Corp., 6.75%, 12/01/21(a)	700	721,966
Sprint Communications Inc., 11.50%, 11/15/21	325	342,426
Sprint Corp., 7.25%, 09/15/21	725	740,312

		3,198,794

Transportation — 2.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., 8.13%, 11/15/21 (Call 06/01/21)(c)	600	454,344
Norfolk Southern Corp., 3.25%, 12/01/21 (Call 09/01/21)(a)	175	176,704
Ryder System Inc., 3.45%, 11/15/21 (Call 10/15/21)	125	126,709
Union Pacific Corp., 3.20%, 06/08/21(a)	105	105,295

		863,052

Total Corporate Bonds & Notes — 91.3% (Cost: $37,450,088)		37,482,621

Short-Term Investments

Money Market Funds — 20.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(e)(f)	3,616	3,617,482
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	4,940	4,940,000

		8,557,482

Total Short-Term Investments — 20.8% (Cost: $8,557,248)		8,557,482

Total Investments in Securities — 112.1% (Cost: $46,007,336)		46,040,103

Other Assets, Less Liabilities — (12.1)%		(4,956,924)

Net Assets — 100.0%		$41,083,179

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® 2021 Term High Yield and Income ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,241,761	$2,376,243	(a)	$—	$(335)	$(187)	$3,617,482	3,616	$2,648	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	610,000	4,330,000	(a)	—	—	—	4,940,000	4,940	249		—

					$(335)	$(187)	$8,557,482		$2,897		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$37,482,621	$—	$37,482,621
Money Market Funds	8,557,482	—	—	8,557,482

	$8,557,482	$37,482,621	$—	$46,040,103

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) April 30, 2021	iShares® iBonds® 2022 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Omnicom Group Inc./Omnicom Capital Inc., 3.63%, 05/01/22	$95	$97,866
WPP Finance 2010, 3.63%, 09/07/22	35	36,453

		134,319

Aerospace & Defense — 1.1%
Boeing Co. (The), 2.70%, 05/01/22(a)	50	51,010
Howmet Aerospace Inc., 5.87%, 02/23/22	325	339,625
Raytheon Technologies Corp.
2.50%, 12/15/22 (Call 09/15/22)	75	77,171
2.80%, 03/15/22 (Call 02/15/22)	50	50,990

		518,796

Agriculture — 1.0%
Altria Group Inc., 2.85%, 08/09/22(a)	125	128,848
BAT Capital Corp., 2.76%, 08/15/22 (Call 07/15/22)	45	46,145
Bunge Ltd. Finance Corp., 3.00%, 09/25/22 (Call 08/25/22)	30	30,915
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc., 8.50%, 12/15/22 (Call 06/15/21)(b)	241	247,763

		453,671

Airlines — 3.4%
American Airlines Group Inc., 5.00%, 06/01/22(b)	533	528,997
Continental Airlines Inc. Pass Through Trust, Series 2007-1, Class A, 5.98%, 10/19/23	18	18,375
Delta Air Lines Inc., 3.63%, 03/15/22 (Call 02/15/22)(a)	675	685,091
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, 02/10/24	12	12,381
United Airlines Holdings Inc., 4.25%, 10/01/22	315	321,310

		1,566,154

Apparel — 0.1%
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	30	30,643

Auto Manufacturers — 3.7%
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)	125	126,779
3.22%, 01/09/22	75	75,849
3.34%, 03/28/22 (Call 02/28/22)	125	126,734
3.35%, 11/01/22	225	230,130
3.55%, 10/07/22	110	112,760
4.25%, 09/20/22	175	180,696
5.60%, 01/07/22	225	231,318
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)	240	246,382
3.45%, 01/14/22 (Call 12/14/21)	50	50,879
3.45%, 04/10/22 (Call 02/10/22)	60	61,355
3.55%, 07/08/22	250	258,622

		1,701,504

Auto Parts & Equipment — 0.9%
ZF North America Capital Inc., 4.50%, 04/29/22(b)	395	406,408

Banks — 5.2%
CIT Group Inc., 5.00%, 08/15/22	935	984,583
Citigroup Inc., 4.05%, 07/30/22	160	166,936
Cooperatieve Rabobank U.A., 3.95%, 11/09/22	100	105,021
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	150	156,372
Deutsche Bank AG/New York NY
3.30%, 11/16/22	200	207,714
Series D, 5.00%, 02/14/22	200	206,582
Fifth Third Bancorp., 2.60%, 06/15/22 (Call 05/15/22)	75	76,782
Huntington Bancshares Inc./OH, 2.30%, 01/14/22 (Call 12/14/21)	25	25,313

Security	Par (000)	Value

Banks (continued)
Morgan Stanley, 4.88%, 11/01/22	$250	$266,175
Natwest Group PLC, 6.13%, 12/15/22	145	156,973
Santander Holdings USA Inc., 3.70%, 03/28/22 (Call 02/28/22)(a)	50	51,273

		2,403,724

Beverages — 0.3%
Constellation Brands Inc., 2.65%, 11/07/22 (Call 10/07/22)	100	103,109
Molson Coors Beverage Co., 3.50%, 05/01/22	35	36,043

		139,152

Biotechnology — 0.8%
Amgen Inc., 2.65%, 05/11/22 (Call 04/11/22)	200	204,456
Biogen Inc., 3.63%, 09/15/22	50	52,232
Gilead Sciences Inc., 3.25%, 09/01/22 (Call 07/01/22)	125	129,189

		385,877

Chemicals — 1.3%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)	318	330,847
Cabot Corp., 3.70%, 07/15/22	25	25,746
Celanese U.S. Holdings LLC, 4.63%, 11/15/22(a)	35	37,066
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)	50	51,594
Huntsman International LLC, 5.13%, 11/15/22 (Call 08/15/22)	35	36,890
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)	90	93,546
NewMarket Corp., 4.10%, 12/15/22	25	26,315

		602,004

Commercial Services — 6.0%
ADT Security Corp. (The), 3.50%, 07/15/22	871	891,529
APX Group Inc., 7.88%, 12/01/22 (Call 12/01/21)	395	396,860
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)(a)	100	104,626
CoreCivic Inc., 5.00%, 10/15/22 (Call 07/15/22)(a)	145	152,452
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)(a)	35	36,353
IHS Markit Ltd., 5.00%, 11/01/22 (Call 08/01/22)(b)	500	526,660
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc., 7.88%, 10/01/22 (Call 05/17/21)(b)	250	245,310
Moody’s Corp., 4.50%, 09/01/22 (Call 06/01/22)	35	36,496
North Queensland Export Terminal Pty Ltd., 4.45%, 12/15/22(b)	325	307,041
PayPal Holdings Inc., 2.20%, 09/26/22	50	51,279
Verisk Analytics Inc., 4.13%, 09/12/22	25	26,215

		2,774,821

Computers — 0.9%
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)	25	25,601
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	125	131,161
Vericast Corp., 8.38%, 08/15/22 (Call 06/01/21)(b)	270	275,343

		432,105

Diversified Financial Services — 7.2%
Air Lease Corp.
2.63%, 07/01/22 (Call 06/01/22)	200	204,244
3.50%, 01/15/22	25	25,519
3.75%, 02/01/22 (Call 12/01/21)	45	45,824
Aircastle Ltd., 5.50%, 02/15/22	35	36,250
Ally Financial Inc., 4.63%, 05/19/22	75	78,162
Capital One Financial Corp., 3.05%, 03/09/22 (Call 02/09/22)	50	51,044
Discover Financial Services, 3.85%, 11/21/22	150	157,715
International Lease Finance Corp., 5.88%, 08/15/22	275	293,298
Navient Corp.
6.50%, 06/15/22	641	672,947
7.25%, 01/25/22	355	368,767
OneMain Finance Corp., 6.13%, 05/15/22	861	902,104

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® 2022 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 12/15/22 (Call 12/15/21)(b)	$285	$289,395
Synchrony Financial, 2.85%, 07/25/22 (Call 06/25/22)	200	204,916

		3,330,185

Electric — 4.6%
Dominion Energy Inc., Series B, 2.75%, 09/15/22 (Call 06/15/22)	50	51,251
DTE Energy Co.
2.25%, 11/01/22	50	51,319
Series H, 0.55%, 11/01/22	100	100,202
Duke Energy Corp.
2.40%, 08/15/22 (Call 07/15/22)	50	51,167
3.05%, 08/15/22 (Call 05/15/22)	250	256,617
Edison International, 2.40%, 09/15/22 (Call 08/15/22)	50	51,017
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	50	51,870
Eversource Energy, Series K, 2.75%, 03/15/22 (Call 02/15/22)	50	50,899
Exelon Corp., 3.50%, 06/01/22 (Call 05/01/22)	85	87,552
Exelon Generation Co. LLC, 4.25%, 06/15/22 (Call 03/15/22)	75	77,433
FirstEnergy Corp., Series A, 3.35%, 07/15/22 (Call 05/15/22)	325	332,010
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	100	103,046
NextEra Energy Capital Holdings Inc.
1.95%, 09/01/22	50	51,028
2.90%, 04/01/22	25	25,606
Pacific Gas & Electric Co., 1.75%, 06/16/22 (Call 06/16/21)	200	200,162
PPL Capital Funding Inc., 4.20%, 06/15/22 (Call 03/15/22)	50	51,555
Public Service Enterprise Group Inc., 2.65%, 11/15/22 (Call 10/15/22)(a)	50	51,606
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	35	36,643
Sempra Energy, 2.88%, 10/01/22 (Call 07/01/22)	100	102,783
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)(a)	310	322,800

		2,106,566

Electronics — 0.8%
Arrow Electronics Inc., 3.50%, 04/01/22 (Call 02/01/22)	25	25,578
Avnet Inc., 4.88%, 12/01/22	25	26,563
Ingram Micro Inc., 5.00%, 08/10/22 (Call 02/10/22)	260	268,978
Jabil Inc., 4.70%, 09/15/22(a)	35	36,915

		358,034

Engineering & Construction — 0.5%
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22 (Call 05/15/21)	215	215,396

Food — 1.9%
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)	25	25,746
Kraft Heinz Foods Co., 3.50%, 06/06/22	615	633,284
Kroger Co. (The), 2.80%, 08/01/22 (Call 07/01/22)	50	51,437
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)	50	51,379
Mondelez International Inc., 0.63%, 07/01/22	50	50,158
Sysco Corp., 2.60%, 06/12/22	35	35,806
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)	50	51,778

		899,588

Health Care - Products — 0.2%
DH Europe Finance II Sarl, 2.05%, 11/15/22	50	51,246
Zimmer Biomet Holdings Inc., 3.15%, 04/01/22 (Call 02/01/22)	50	51,039

		102,285

Health Care - Services — 2.5%
Aetna Inc., 2.75%, 11/15/22 (Call 08/15/22)	160	164,650
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)	75	77,851
3.13%, 05/15/22	50	51,445

Security	Par (000)	Value

Health Care - Services (continued)
Humana Inc., 3.15%, 12/01/22 (Call 09/01/22)	$50	$51,752
Laboratory Corp. of America Holdings, 3.75%, 08/23/22 (Call 05/23/22)	150	155,118
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	605	636,303

		1,137,119

Holding Companies - Diversified — 0.2%
Ares Capital Corp., 3.63%, 01/19/22 (Call 12/19/21)	45	45,831
FS KKR Capital Corp., 4.75%, 05/15/22 (Call 04/15/22)	35	36,201

		82,032

Home Builders — 2.3%
DR Horton Inc., 4.38%, 09/15/22 (Call 06/15/22)	25	26,039
KB Home, 7.50%, 09/15/22	300	325,410
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	165	167,553
4.75%, 11/15/22 (Call 08/15/22)	245	257,561
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	45	46,713
Toll Brothers Finance Corp., 5.88%, 02/15/22 (Call 11/15/21)	225	231,133

		1,054,409

Household Products & Wares — 0.1%
Church & Dwight Co. Inc., 2.88%, 10/01/22	50	51,731

Housewares — 0.6%
Newell Brands Inc., 4.00%, 06/15/22 (Call 03/15/22)(a)	255	261,933

Insurance — 0.9%
Alleghany Corp., 4.95%, 06/27/22(a)	30	31,540
American International Group Inc., 4.88%, 06/01/22	225	235,517
Enstar Group Ltd., 4.50%, 03/10/22 (Call 02/10/22)	25	25,651
Fidelity National Financial Inc., 5.50%, 09/01/22	30	31,926
Markel Corp., 4.90%, 07/01/22(a)	25	26,239
Primerica Inc., 4.75%, 07/15/22(a)	30	31,474
WR Berkley Corp., 4.63%, 03/15/22	25	25,864

		408,211

Internet — 2.9%
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(a)(b)	259	265,980
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)	50	51,519
eBay Inc., 2.60%, 07/15/22 (Call 04/15/22)	100	102,086
Netflix Inc., 5.50%, 02/15/22	575	596,091
NortonLifeLock Inc., 3.95%, 06/15/22 (Call 03/15/22)	295	301,227

		1,316,903

Leisure Time — 1.1%
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	480	494,429

Lodging — 2.5%
Marriott International Inc./MD, 2.30%, 01/15/22 (Call 12/15/21)	25	25,232
MGM Resorts International, 7.75%, 03/15/22	711	748,406
Travel & Leisure Co., 4.25%, 03/01/22 (Call 12/01/21)	375	380,160

		1,153,798

Machinery — 0.2%
CNH Industrial Capital LLC, 4.38%, 04/05/22(a)	35	36,223
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)	35	36,062

		72,285

Manufacturing — 2.9%
Bombardier Inc.
5.75%, 03/15/22(b)	280	290,063
6.00%, 10/15/22 (Call 05/31/21)(b)	756	755,493
Carlisle Companies Inc., 3.75%, 11/15/22 (Call 08/15/22)	25	26,025
Eaton Corp., 2.75%, 11/02/22	125	129,418

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® 2022 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
General Electric Co.
2.70%, 10/09/22(a)	$80	$82,655
3.15%, 09/07/22	50	51,812

		1,335,466

Media — 7.7%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22 (Call 05/23/22)	325	338,221
CSC Holdings LLC, 5.88%, 09/15/22	600	631,122
DISH DBS Corp., 5.88%, 07/15/22	986	1,031,711
Fox Corp., 3.67%, 01/25/22	50	51,209
Sirius XM Radio Inc., 3.88%, 08/01/22 (Call 08/01/21)(b)	736	739,599
Videotron Ltd., 5.00%, 07/15/22	715	744,429

		3,536,291

Metal Fabricate & Hardware — 0.2%
Hillman Group Inc. (The), 6.38%, 07/15/22 (Call 07/15/21)(b)	91	91,076

Mining — 1.6%
Ferroglobe PLC/Globe Specialty Metals Inc., 9.38%, 03/01/22 (Call 06/01/21)(b)	175	172,031
Freeport-McMoRan Inc., 3.55%, 03/01/22 (Call 12/01/21)	408	413,818
Mountain Province Diamonds Inc., 8.00%, 12/15/22 (Call 12/15/21)(a)(b)	185	169,469

		755,318

Office & Business Equipment — 0.4%
Xerox Corp., 4.07%, 03/17/22	199	203,583

Oil & Gas — 5.5%
Apache Corp., 3.25%, 04/15/22 (Call 01/15/22)	100	100,837
Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.63%, 01/15/22 (Call 06/01/21)	95	95,140
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	225	230,184
3.95%, 04/15/22 (Call 01/15/22)	25	25,549
EQT Corp., 3.00%, 10/01/22 (Call 09/01/22)(a)	605	615,321
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	55	55,058
2.70%, 08/15/22	531	534,398
3.13%, 02/15/22 (Call 11/15/21)	165	166,043
Ovintiv Exploration Inc., 5.75%, 01/30/22	425	437,746
Phillips 66, 4.30%, 04/01/22	150	155,348
Range Resources Corp., 5.00%, 08/15/22 (Call 05/15/22)(a)	102	104,102

		2,519,726

Oil & Gas Services — 0.3%
Welltec A/S, 9.50%, 12/01/22 (Call 12/01/21)(b)	150	145,567

Packaging & Containers — 2.4%
Ball Corp., 5.00%, 03/15/22	555	573,853
Graphic Packaging International LLC, 4.88%, 11/15/22 (Call 08/15/22)(a)	225	235,717
Sealed Air Corp., 4.88%, 12/01/22 (Call 09/01/22)(b)	275	288,129

		1,097,699

Pharmaceuticals — 3.2%
AbbVie Inc.
2.30%, 11/21/22	110	113,175
2.90%, 11/06/22	300	311,166
3.25%, 10/01/22 (Call 07/01/22)	150	154,881
3.45%, 03/15/22 (Call 01/15/22)	50	51,069
AstraZeneca PLC, 2.38%, 06/12/22 (Call 05/12/22)	50	51,033
Becton Dickinson and Co., 2.89%, 06/06/22 (Call 05/06/22)	93	95,345

Security	Par (000)	Value

Pharmaceuticals (continued)
Cardinal Health Inc., 2.62%, 06/15/22 (Call 05/15/22)	$110	$112,408
Cigna Corp., 3.05%, 11/30/22 (Call 10/31/22)	100	103,797
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	200	206,278
3.50%, 07/20/22 (Call 05/20/22)	50	51,648
4.75%, 12/01/22 (Call 09/01/22)	30	31,675
McKesson Corp., 2.70%, 12/15/22 (Call 09/15/22)(a)	50	51,511
Viatris Inc., 1.13%, 06/22/22(b)	150	150,903

		1,484,889

Pipelines — 4.9%
DCP Midstream Operating LP, 4.95%, 04/01/22 (Call 01/01/22)	205	209,705
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	100	102,694
Energy Transfer LP
4.65%, 02/15/22	15	15,473
5.20%, 02/01/22 (Call 11/01/21)	75	76,696
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	200	209,802
5.88%, 03/01/22 (Call 12/01/21)	65	66,963
Enterprise Products Operating LLC, 4.05%, 02/15/22	100	102,871
Kinder Morgan Energy Partners LP, 3.95%, 09/01/22 (Call 06/01/22)	75	77,823
MPLX LP, 3.50%, 12/01/22 (Call 11/01/22)	35	36,469
NuStar Logistics LP, 4.75%, 02/01/22 (Call 11/01/21)(a)	120	121,777
ONEOK Inc., 4.25%, 02/01/22 (Call 11/02/21)	50	50,916
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	150	154,885
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 06/01/22 (Call 03/01/22)	50	51,116
Ruby Pipeline LLC, 8.00%, 04/01/22(a)(b)	259	221,315
Sabine Pass Liquefaction LLC, 6.25%, 03/15/22 (Call 12/15/21)	100	103,414
TransCanada PipeLines Ltd., 2.50%, 08/01/22	50	51,355
Western Midstream Operating LP, 4.00%, 07/01/22 (Call 04/01/22)	380	388,839
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	180	185,123
3.60%, 03/15/22 (Call 01/15/22)	50	51,104

		2,278,340

Real Estate Investment Trusts — 2.3%
American Tower Corp., 4.70%, 03/15/22	50	51,879
Kimco Realty Corp., 3.40%, 11/01/22 (Call 09/01/22)(a)	25	25,993
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 03/15/22 (Call 09/15/21)(b)	280	281,196
Mack-Cali Realty LP, 4.50%, 04/18/22 (Call 01/18/22)	175	176,169
Office Properties Income Trust, 4.00%, 07/15/22 (Call 06/15/22)	25	25,752
Service Properties Trust, 5.00%, 08/15/22 (Call 02/15/22)	365	369,738
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	85	87,888
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)(a)	25	26,217

		1,044,832

Retail — 1.0%
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 01/15/22)	50	51,000
Macy’s Retail Holdings LLC, 3.88%, 01/15/22 (Call 10/15/21)(a)	240	241,800
McDonald’s Corp., 2.63%, 01/15/22	50	50,812
Starbucks Corp., 2.70%, 06/15/22 (Call 04/15/22)	50	51,126
Walgreen Co., 3.10%, 09/15/22	50	51,699

		446,437

Savings & Loans — 0.1%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	35	36,470

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® 2022 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors — 0.5%
Advanced Micro Devices Inc., 7.50%, 08/15/22	$183	$197,821
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.00%, 01/15/22 (Call 12/15/21)	23	23,293

		221,114

Software — 2.3%
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)(a)	25	26,014
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	50	51,797
Marble II Pte Ltd., 5.30%, 06/20/22 (Call 06/20/21)(a)(c)	200	200,348
Oracle Corp., 2.50%, 10/15/22	500	515,775
Roper Technologies Inc., 3.13%, 11/15/22 (Call 08/15/22)	50	51,739
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	200	205,818

		1,051,491

Telecommunications — 8.4%
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	100	103,062
3.00%, 06/30/22 (Call 04/30/22)	260	266,744
Corning Inc., 2.90%, 05/15/22 (Call 03/15/22)(a)	30	30,684
Lumen Technologies Inc., Series T, 5.80%, 03/15/22	1,021	1,054,724
Nokia OYJ, 3.38%, 06/12/22	375	384,604
Sprint Communications Inc., 6.00%, 11/15/22	997	1,064,896
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	331	342,026
T-Mobile USA Inc., 4.00%, 04/15/22 (Call 03/16/22)	290	296,844
Trilogy International Partners LLC/Trilogy International Finance Inc., 8.88%, 05/01/22 (Call 05/01/21)(a)(b)	225	221,713
Verizon Communications Inc., 2.45%, 11/01/22 (Call 08/01/22)	100	102,639
Vodafone Group PLC, 2.50%, 09/26/22	25	25,694

		3,893,630

Transportation — 0.9%
FedEx Corp., 2.63%, 08/01/22(a)	50	51,404
JB Hunt Transport Services Inc., 3.30%, 08/15/22 (Call 06/15/22)	25	25,785
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 05/31/21)(a)(b)	200	167,542
Ryder System Inc., 2.50%, 09/01/22 (Call 08/01/22)	75	76,896

Security	Par/ Shares (000)	Value

Transportation (continued)
Union Pacific Corp., 4.16%, 07/15/22 (Call 04/15/22)	$75	$77,688

		399,315

Trucking & Leasing — 0.5%
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (Call 05/07/21)(a)(b)	240	240,149

Total Corporate Bonds & Notes — 98.6% (Cost: $44,756,357)		45,375,475

Short-Term Investments

Money Market Funds — 14.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(e)(f)	4,021	4,022,675
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	2,431	2,431,000

		6,453,675

Total Short-Term Investments — 14.0% (Cost: $6,453,671)		6,453,675

Total Investments in Securities — 112.6% (Cost: $51,210,028)		51,829,150

Other Assets, Less Liabilities — (12.6)%		(5,787,281)

Net Assets — 100.0%		$46,041,869

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,096,376	$2,926,939	(a)	$—	$(325)	$(315)	$4,022,675	4,021	$5,106	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	691,000	1,740,000	(a)	—	—	—	2,431,000	2,431	100		—

					$(325)	$(315)	$6,453,675		$5,206		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® 2022 Term High Yield and Income ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$45,375,475	$—	$45,375,475
Money Market Funds	6,453,675	—	—	6,453,675

	$6,453,675	$45,375,475	$—	$51,829,150

See notes to financial statements.

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	iShares® iBonds® 2023 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.4%
Spirit AeroSystems Inc., 3.95%, 06/15/23 (Call 05/15/23)(a)	$175	$173,303

Airlines — 1.3%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 01/15/23	320	321,514
Delta Air Lines Inc., 3.80%, 04/19/23 (Call 03/19/23)(a)	290	299,866

		621,380

Auto Manufacturers — 4.4%
Ford Motor Co., 8.50%, 04/21/23	510	571,210
Ford Motor Credit Co. LLC
3.09%, 01/09/23	170	173,409
3.10%, 05/04/23	130	132,861
3.37%, 11/17/23	145	149,655
4.14%, 02/15/23 (Call 01/15/23)	225	233,446
4.38%, 08/06/23	145	153,004
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/23 (Call 06/01/21)(b)	255	255,849
Stellantis NV, 5.25%, 04/15/23	345	373,977

		2,043,411

Auto Parts & Equipment — 0.9%
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/23 (Call 05/06/21)(a)	440	440,048

Banks — 2.6%
CIT Group Inc., 5.00%, 08/01/23	500	543,200
Commerzbank AG, 8.13%, 09/19/23(b)	600	687,666

		1,230,866

Building Materials — 0.4%
Norbord Inc., 6.25%, 04/15/23 (Call 01/15/23)(b)	165	178,956

Chemicals — 1.6%
CF Industries Inc., 3.45%, 06/01/23	435	453,366
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 05/17/21)(b)	275	276,570

		729,936

Commercial Services — 3.5%
ADT Security Corp. (The), 4.13%, 06/15/23	395	413,999
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 06/01/21)(b)	300	270,003
APX Group Inc., 7.63%, 09/01/23 (Call 06/01/21)	230	236,427
CoreCivic Inc., 4.63%, 05/01/23 (Call 02/01/23)(a)	175	177,235
IHS Markit Ltd., 4.13%, 08/01/23 (Call 07/01/23)	225	241,286
Modulaire Global Finance PLC, 8.00%, 02/15/23 (Call 05/11/21)(b)	300	306,006

		1,644,956

Computers — 1.9%
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	515	533,828
Seagate HDD Cayman, 4.75%, 06/01/23	315	338,471

		872,299

Cosmetics & Personal Care — 0.6%
Avon Products Inc., 6.50%, 03/15/23	270	289,229

Distribution & Wholesale — 0.8%
Avient Corp., 5.25%, 03/15/23	330	355,430

Diversified Financial Services — 4.4%
Navient Corp.
5.50%, 01/25/23(a)	580	607,034
7.25%, 09/25/23	340	369,413

Security	Par (000)	Value

Diversified Financial Services (continued)
OneMain Finance Corp.
5.63%, 03/15/23	$485	$518,048
8.25%, 10/01/23	275	313,066
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 06/01/21)(b)	240	244,711

		2,052,272

Electric — 1.5%
FirstEnergy Corp., Series B, 4.75%, 03/15/23 (Call 12/15/22)	465	492,309
InterGen NV, 7.00%, 06/30/23 (Call 05/31/21)(b)	235	226,900

		719,209

Electrical Components & Equipment — 0.4%
EnerSys, 5.00%, 04/30/23 (Call 01/30/23)(b)	175	183,446

Electronics — 0.7%
Sensata Technologies BV, 4.88%, 10/15/23(b)	290	311,199

Energy - Alternate Sources — 0.6%
TerraForm Power Operating LLC, 4.25%, 01/31/23 (Call 10/31/22)(b)	290	298,288

Entertainment — 1.2%
Cinemark USA Inc., 4.88%, 06/01/23 (Call 06/01/21)	440	439,446
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23 (Call 06/01/21)(b)	100	104,067

		543,513

Food — 2.9%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 3.50%, 02/15/23 (Call 12/15/22)(b)	435	447,719
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 06/01/21)(b)	420	431,836
Ingles Markets Inc., 5.75%, 06/15/23 (Call 06/01/21)(a)	161	162,483
Kraft Heinz Foods Co., 4.00%, 06/15/23 (Call 05/01/21)	275	295,342

		1,337,380

Gas — 0.5%
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 05/31/21)(b)	230	232,992

Hand & Machine Tools — 0.3%
Apex Tool Group LLC/BC Mountain Finance Inc., 9.00%, 02/15/23 (Call 06/01/21)(a)(b)	140	139,882

Health Care - Services — 4.7%
Encompass Health Corp., 5.13%, 03/15/23 (Call 06/01/21)(a)	77	77,317
HCA Inc., 5.88%, 05/01/23	820	893,374
Tenet Healthcare Corp., 6.75%, 06/15/23	1,115	1,217,368

		2,188,059

Holding Companies - Diversified — 0.6%
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(a)(b)	285	289,540

Home Builders — 1.4%
KB Home, 7.63%, 05/15/23 (Call 11/15/22)	205	223,583
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.88%, 04/15/23 (Call 01/15/23)(b)	205	220,131
Toll Brothers Finance Corp., 4.38%, 04/15/23 (Call 01/15/23)	225	236,570

		680,284

Housewares — 1.4%
Newell Brands Inc., 4.35%, 04/01/23 (Call 02/01/23)	620	652,984

Insurance — 0.6%
Genworth Holdings Inc., 4.90%, 08/15/23	215	213,774

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® 2023 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
MGIC Investment Corp., 5.75%, 08/15/23(a)	$55	$59,387

		273,161

Internet — 0.6%
VeriSign Inc., 4.63%, 05/01/23 (Call 06/01/21)(a)	290	290,768

Iron & Steel — 1.5%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	290	315,659
Carpenter Technology Corp., 4.45%, 03/01/23 (Call 12/01/22)	175	182,390
Commercial Metals Co., 4.88%, 05/15/23 (Call 02/15/23)(a)	190	199,187

		697,236

Leisure Time — 5.7%
Carnival Corp., 11.50%, 04/01/23 (Call 01/01/23)(b)	1,210	1,389,709
Royal Caribbean Cruises Ltd.
9.13%, 06/15/23 (Call 03/15/23)(a)(b)	580	639,688
10.88%, 06/01/23 (Call 03/01/23)(b)	565	648,530

		2,677,927

Lodging — 3.4%
Diamond Resorts International Inc., 7.75%, 09/01/23 (Call 06/01/21)(b)	260	270,449
MGM Resorts International, 6.00%, 03/15/23	725	776,156
Travel & Leisure Co., 3.90%, 03/01/23 (Call 12/01/22)	230	237,539
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/23 (Call 02/28/23)(b)	290	297,520

		1,581,664

Machinery — 0.5%
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 06/01/21)(a)(b)	220	219,413

Manufacturing — 2.0%
Bombardier Inc., 6.13%, 01/15/23(b)	660	691,522
LSB Industries Inc., 9.63%, 05/01/23 (Call 06/01/21)(a)(b)	255	263,925

		955,447

Media — 4.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.00%, 03/01/23 (Call 05/17/21)(b)	335	338,641
DISH DBS Corp., 5.00%, 03/15/23	970	1,014,465
Quebecor Media Inc., 5.75%, 01/15/23(a)	475	507,386

		1,860,492

Metal Fabricate & Hardware — 0.8%
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 06/01/21)(b)	390	397,890

Mining — 1.8%
FMG Resources August 2006 Pty Ltd., 5.13%, 03/15/23 (Call 12/15/22)(a)(b)	220	232,322
Freeport-McMoRan Inc., 3.88%, 03/15/23 (Call 12/15/22)	600	626,694

		859,016

Office & Business Equipment — 1.3%
Xerox Corp., 4.38%, 03/15/23 (Call 02/15/23)	580	606,796

Oil & Gas — 6.8%
Antero Resources Corp., 5.63%, 06/01/23 (Call 06/01/21)	315	316,039
Callon Petroleum Co., 6.25%, 04/15/23 (Call 06/01/21)	315	299,206
Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.75%, 04/15/23 (Call 06/01/21)	190	189,724
Cenovus Energy Inc., 3.80%, 09/15/23 (Call 06/15/23)	135	142,579
Continental Resources Inc./OK, 4.50%, 04/15/23 (Call 01/15/23)	375	393,034
Occidental Petroleum Corp., 2.70%, 02/15/23 (Call 11/15/22)	590	593,440
Precision Drilling Corp., 7.75%, 12/15/23 (Call 05/17/21)	165	165,936
Range Resources Corp., 5.00%, 03/15/23 (Call 12/15/22)(a)	310	316,935

Security	Par (000)	Value

Oil & Gas (continued)
Seven Generations Energy Ltd., 6.75%, 05/01/23 (Call 05/01/21)(b)	$115	$115,000
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/31/21)(b)	221	210,225
Vantage Drilling International, 9.25%, 11/15/23 (Call 06/01/21)(b)	185	150,481
W&T Offshore Inc., 9.75%, 11/01/23 (Call 06/01/21)(b)	300	265,083
WPX Energy Inc., 8.25%, 08/01/23 (Call 06/01/23)	35	40,064

		3,197,746

Oil & Gas Services — 0.2%
CGG Holding U.S. Inc., 9.00%, 05/01/23 (Call 05/01/21)(b)	100	102,250

Packaging & Containers — 5.1%
Ball Corp., 4.00%, 11/15/23(a)	655	695,158
Berry Global Inc., 5.13%, 07/15/23 (Call 06/01/21)(a)	103	103,294
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23(a)	655	692,073
OI European Group BV, 4.00%, 03/15/23 (Call 12/15/22)(a)(b)	170	174,969
Owens-Brockway Glass Container Inc., 5.88%, 08/15/23(a)(b)	405	440,296
Sealed Air Corp., 5.25%, 04/01/23 (Call 01/01/23)(b)	245	259,700

		2,365,490

Pharmaceuticals — 1.2%
Elanco Animal Health Inc., 5.27%, 08/28/23 (Call 07/28/23)	525	567,409

Pipelines — 3.9%
Buckeye Partners LP, 4.15%, 07/01/23 (Call 04/01/23)	290	300,391
DCP Midstream Operating LP, 3.88%, 03/15/23 (Call 12/15/22)(a)	275	286,264
EQM Midstream Partners LP, 4.75%, 07/15/23 (Call 06/15/23)	350	366,450
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23 (Call 06/01/21)	320	312,605
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 06/01/21)	305	304,838
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.25%, 11/15/23 (Call 05/17/21)	235	235,279

		1,805,827

Real Estate — 1.3%
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	315	344,122
Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 06/01/23 (Call 03/01/23)(b)	235	244,336

		588,458

Real Estate Investment Trusts — 2.5%
EPR Properties, 5.25%, 07/15/23 (Call 04/15/23)	160	166,874
GEO Group Inc. (The), 5.13%, 04/01/23 (Call 06/01/21)	165	150,729
Mack-Cali Realty LP, 3.15%, 05/15/23 (Call 02/15/23)(a)	80	81,270
Service Properties Trust, 4.50%, 06/15/23 (Call 12/15/22)	290	295,992
Starwood Property Trust Inc., 5.50%, 11/01/23 (Call 08/01/23)(b)	175	184,317
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 6.00%, 04/15/23 (Call 05/06/21)(a)(b)	270	274,093

		1,153,275

Retail — 3.5%
Brinker International Inc., 3.88%, 05/15/23	175	178,990
Gap Inc. (The), 8.38%, 05/15/23(b)	290	330,063
L Brands Inc., 5.63%, 10/15/23	185	201,006
Macy’s Retail Holdings LLC, 2.88%, 02/15/23 (Call 11/15/22)	265	265,138
QVC Inc., 4.38%, 03/15/23	420	443,113
Rite Aid Corp., 6.13%, 04/01/23 (Call 05/28/21)(b)	35	35,066
Yum! Brands Inc., 3.88%, 11/01/23 (Call 08/01/23)(a)	190	200,148

		1,653,524

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® 2023 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Storage & Warehousing — 0.7%
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 06/01/21)(b)	$165	$165,297
Modulaire Global Finance 2 PLC, 10.00%, 08/15/23 (Call 05/11/21)(b)	175	178,551

		343,848

Telecommunications — 9.5%
DKT Finance ApS, 9.38%, 06/17/23 (Call 05/11/21)(b)	235	242,050
Ligado Networks LLC (15.50% PIK), 15.50%, 11/01/23(b)(c)	1,415	1,279,182
Lumen Technologies Inc., Series W, 6.75%, 12/01/23	535	591,929
Plantronics Inc., 5.50%, 05/31/23 (Call 05/15/21)(b)	195	195,160
Sprint Corp., 7.88%, 09/15/23	1,415	1,614,303
T-Mobile USA Inc., 6.00%, 03/01/23 (Call 05/11/21)(a)	535	539,366

		4,461,990

Toys, Games & Hobbies — 0.3%
Mattel Inc., 3.15%, 03/15/23 (Call 12/15/22)	145	148,561

Transportation — 2.1%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 05/17/21)(b)	380	346,815
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 06/01/21)(b)	320	320,614
XPO Logistics Inc., 6.13%, 09/01/23 (Call 06/01/21)(b)	290	293,755

		961,184

Total Corporate Bonds & Notes — 98.3% (Cost: $45,044,788)		45,978,234

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 11.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(e)(f)	4,073	$4,074,553
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	1,338	1,338,000

		5,412,553

Total Short-Term Investments — 11.6% (Cost: $5,411,938)		5,412,553

Total Investments in Securities — 109.9% (Cost: $50,456,726)		51,390,787

Other Assets, Less Liabilities — (9.9)%		(4,635,553)

Net Assets — 100.0%		$46,755,234

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,632,308	$2,443,023	(a)	$—	$(425)	$(353)	$4,074,553	4,073	$4,296	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	778,000	560,000	(a)	—	—	—	1,338,000	1,338	74		—

					$(425)	$(353)	$5,412,553		$4,370		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® 2023 Term High Yield and Income ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$45,978,234	$—	$45,978,234
Money Market Funds	5,412,553	—	—	5,412,553

	$5,412,553	$45,978,234	$—	$51,390,787

See notes to financial statements.

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	iShares® iBonds® 2024 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
MDC Partners Inc., 7.50%, 05/01/24 (Call 05/31/21)(a)(b)	$150	$152,517

Aerospace & Defense — 2.4%
Howmet Aerospace Inc., 5.13%, 10/01/24 (Call 07/01/24)(c)	340	372,385
Triumph Group Inc.
6.25%, 09/15/24 (Call 06/01/21)(a)(c)	130	131,421
8.88%, 06/01/24 (Call 02/01/23)(a)	188	209,101

		712,907

Airlines — 1.3%
Delta Air Lines Inc., 2.90%, 10/28/24 (Call 09/28/24)	270	272,425
United Airlines Holdings Inc., 5.00%, 02/01/24(c)	110	113,167

		385,592

Apparel — 1.3%
Hanesbrands Inc., 4.63%, 05/15/24 (Call 02/15/24)(a)	255	268,877
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(a)	110	116,666

		385,543

Auto Manufacturers — 3.1%
Ford Motor Credit Co. LLC
3.66%, 09/08/24	130	135,348
3.81%, 01/09/24 (Call 11/09/23)	180	186,750
4.06%, 11/01/24 (Call 10/01/24)	270	284,216
5.58%, 03/18/24 (Call 02/18/24)	280	305,208

		911,522

Auto Parts & Equipment — 0.6%
Cooper-Standard Automotive Inc., 13.00%, 06/01/24 (Call 06/01/22)(a)	75	85,819
Dana Inc., 5.50%, 12/15/24 (Call 05/29/21)	85	86,738
Meritor Inc., 6.25%, 02/15/24 (Call 06/01/21)	10	10,158

		182,715

Banks — 2.5%
CIT Group Inc., 4.75%, 02/16/24 (Call 11/16/23)	120	130,747
Freedom Mortgage Corp., 8.13%, 11/15/24 (Call 06/01/21)(a)	105	108,643
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	450	488,583

		727,973

Biotechnology — 0.2%
Advanz Pharma Corp. Ltd., 8.00%, 09/06/24 (Call 05/17/21)	60	61,148

Building Materials — 0.0%
U.S. Concrete Inc., 6.38%, 06/01/24 (Call 06/01/21)	12	12,238

Chemicals — 3.1%
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 06/01/21)(a)(c)	110	105,525
INEOS Group Holdings SA, 5.63%, 08/01/24
(Call 06/01/21)(a)(c)	125	125,866
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	105	110,649
OCI NV, 5.25%, 11/01/24 (Call 11/01/21)(a)(c)	125	130,149
Rayonier AM Products Inc., 5.50%, 06/01/24 (Call 06/01/21)(a)	120	117,301
TPC Group Inc., 10.50%, 08/01/24 (Call 08/01/21)(a)	220	205,608
WR Grace & Co-Conn, 5.63%, 10/01/24(a)	105	116,727

		911,825

Coal — 0.2%
Warrior Met Coal Inc., 8.00%, 11/01/24 (Call 06/01/21)(a)	70	71,674

Commercial Services — 1.1%
IHS Markit Ltd., 3.63%, 05/01/24 (Call 04/01/24)	115	123,788
Prime Security Services Borrower LLC/Prime Finance Inc., 5.25%, 04/15/24(a)	195	208,237

		332,025

Security	Par (000)	Value

Computers — 2.5%
Dell International LLC/EMC Corp., 7.13%, 06/15/24 (Call 05/17/21)(a)	$365	$375,194
Diebold Nixdorf Inc., 8.50%, 04/15/24 (Call 06/01/21)(c)	105	107,518
Flexential Intermediate Corp., 11.25%, 08/01/24 (Call 02/01/22)(a)	50	54,213
Seagate HDD Cayman, 4.88%, 03/01/24 (Call 01/01/24)	125	134,937
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 06/01/21)(a)	60	62,749

		734,611

Cosmetics & Personal Care — 0.4%
Oriflame Investment Holding PLC, 9.13%, 08/01/24
(Call 05/06/21)(a)(c)	100	106,589

Distribution & Wholesale — 1.1%
Core & Main Holdings LP (9.38% PIK), 8.63%, 09/15/24 (Call 06/01/21)(a)(d)	80	81,936
Performance Food Group Inc., 5.50%, 06/01/24
(Call 05/11/21)(a)	90	90,116
Wolverine Escrow LLC, 8.50%, 11/15/24 (Call 11/15/21)(a)	154	151,655

		323,707

Diversified Financial Services — 5.7%
CNG Holdings Inc., 12.50%, 06/15/24 (Call 06/15/21)(a)	60	57,225
Enova International Inc., 8.50%, 09/01/24 (Call 06/01/21)(a)	50	51,506
Fairstone Financial Inc., 7.88%, 07/15/24 (Call 07/15/21)(a)	110	115,262
Global Aircraft Leasing Co. Ltd. (7.25% PIK), 6.50%, 09/15/24 (Call 09/15/21)(a)(d)	418	415,010
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(a)	135	140,380
Navient Corp.
5.88%, 10/25/24	135	142,568
6.13%, 03/25/24	220	232,375
OneMain Finance Corp., 6.13%, 03/15/24 (Call 09/15/23)	355	383,482
VistaJet Malta Finance PLC/XO Management Holding Inc., 10.50%, 06/01/24 (Call 06/01/22)(a)	135	146,169

		1,683,977

Electric — 0.6%
NextEra Energy Operating Partners LP
4.25%, 07/15/24 (Call 04/15/24)(a)	165	175,052
4.25%, 09/15/24 (Call 07/15/24)(a)(c)	5	5,321

		180,373

Electrical Components & Equipment — 0.3%
WESCO Distribution Inc., 5.38%, 06/15/24 (Call 06/01/21)	90	91,733

Electronics — 0.7%
Ingram Micro Inc., 5.45%, 12/15/24 (Call 09/15/24)	95	108,814
Sensata Technologies BV, 5.63%, 11/01/24(a)	100	111,497

		220,311

Engineering & Construction — 1.0%
AECOM, 5.88%, 10/15/24 (Call 07/15/24)	155	174,383
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)(c)	125	129,140

		303,523

Entertainment — 2.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 06/01/21)	110	110,964
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Call 05/31/21)(a)	50	48,261
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 06/01/21)(a)(c)	75	78,187
Live Nation Entertainment Inc., 4.88%, 11/01/24 (Call 05/06/21)(a)	140	142,626

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® 2024 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (Call 05/17/21)(a)	$50	$52,171
Six Flags Entertainment Corp., 4.88%, 07/31/24 (Call 06/01/21)(a)(c)	245	247,548

		679,757

Environmental Control — 0.5%
Stericycle Inc., 5.38%, 07/15/24 (Call 07/15/21)(a)	145	149,697

Food — 0.8%
Lamb Weston Holdings Inc., 4.63%, 11/01/24 (Call 11/01/21)(a)	215	223,000

Gas — 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.63%, 05/20/24 (Call 03/20/24)(c)	180	200,646

Health Care - Services — 4.0%
CHS/Community Health Systems Inc., 8.13%, 06/30/24 (Call 06/30/21)(a)	360	376,873
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	100	109,335
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 06/01/21)	470	477,210
4.63%, 09/01/24 (Call 09/01/21)(a)	200	205,666

		1,169,084

Holding Companies - Diversified — 2.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	310	324,728
6.75%, 02/01/24 (Call 06/01/21)	95	97,082
Stena AB, 7.00%, 02/01/24(a)	80	81,338
Stena International SA, 5.75%, 03/01/24(a)	100	101,876

		605,024

Home Builders — 1.6%
Forestar Group Inc., 8.00%, 04/15/24 (Call 05/07/21)(a)	70	72,840
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)(c)	60	65,594
5.88%, 11/15/24 (Call 05/15/24)(c)	35	39,965
MDC Holdings Inc., 5.50%, 01/15/24 (Call 10/15/23)(c)	50	55,012
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.63%, 03/01/24 (Call 12/01/23)(a)	95	103,473
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(c)	110	122,651

		459,535

Insurance — 0.7%
Genworth Holdings Inc., 4.80%, 02/15/24(c)	100	98,333
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)	110	116,651

		214,984

Internet — 0.5%
Netflix Inc., 5.75%, 03/01/24	130	146,002

Iron & Steel — 1.0%
ArcelorMittal SA, 3.60%, 07/16/24	195	207,474
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 10/01/21)(a)(c)	80	80,833

		288,307

Leisure Time — 1.1%
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/21)(a)	165	157,939
12.25%, 05/15/24 (Call 02/15/24)(a)	135	164,653

		322,592

Lodging — 2.7%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 06/01/21)(a)	70	69,920

Security	Par (000)	Value

Lodging (continued)
Diamond Resorts International Inc., 10.75%, 09/01/24 (Call 06/01/21)(a)	$145	$153,400
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)	80	83,920
MGM China Holdings Ltd., 5.38%, 05/15/24 (Call 05/15/21)(a)	100	102,888
Travel + Leisure Co., 5.65%, 04/01/24 (Call 02/01/24)	80	87,135
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(a)	150	160,847
Wynn Macau Ltd., 4.88%, 10/01/24 (Call 05/11/21)(a)	125	127,186

		785,296

Machinery — 0.8%
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 06/01/21)(a)	135	140,794
Welbilt Inc., 9.50%, 02/15/24 (Call 06/01/21)(c)	85	89,376

		230,170

Manufacturing — 1.6%
Bombardier Inc., 7.50%, 12/01/24 (Call 05/31/21)(a)	240	243,581
FXI Holdings Inc., 7.88%, 11/01/24 (Call 06/01/21)(a)	125	129,375
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	105	110,840

		483,796

Media — 7.2%
AMC Networks Inc., 5.00%, 04/01/24 (Call 06/01/21)	173	175,448
Cengage Learning Inc., 9.50%, 06/15/24 (Call 06/01/21)(a)(c)	145	148,099
Clear Channel Worldwide Holdings Inc., 9.25%, 02/15/24 (Call 06/01/21)(c)	229	238,675
CSC Holdings LLC, 5.25%, 06/01/24	245	265,457
DISH DBS Corp., 5.88%, 11/15/24	530	573,677
McGraw Hill LLC / McGraw-Hill Global Education Finance Inc., 8.00%, 11/30/24 (Call 06/01/21)(a)	160	162,584
Sirius XM Radio Inc., 4.63%, 07/15/24 (Call 07/15/21)(a)	390	401,232
TEGNA Inc., 5.50%, 09/15/24 (Call 06/01/21)(a)(c)	11	11,221
Videotron Ltd., 5.38%, 06/15/24 (Call 03/15/24)(a)(c)	145	159,513

		2,135,906

Mining — 2.1%
Compass Minerals International Inc., 4.88%, 07/15/24 (Call 05/15/24)(a)(c)	100	103,382
Constellium SE, 5.75%, 05/15/24 (Call 05/31/21)(a)	100	101,162
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24 (Call 02/15/24)(a)	195	212,187
Freeport-McMoRan Inc., 4.55%, 11/14/24 (Call 08/14/24)	195	213,102

		629,833

Office & Business Equipment — 1.1%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24 (Call 06/01/24)	140	154,293
Pitney Bowes Inc., 4.63%, 03/15/24 (Call 12/15/23)	75	78,301
Xerox Corp., 3.80%, 05/15/24(c)	85	88,452

		321,046

Oil & Gas — 8.1%
Baytex Energy Corp., 5.63%, 06/01/24 (Call 06/01/21)(a)	95	89,277
Callon Petroleum Co., 6.13%, 10/01/24 (Call 06/01/21)(c)	111	102,687
Continental Resources Inc./OK, 3.80%, 06/01/24 (Call 03/01/24)	245	256,593
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 05/31/21)(a)(c)	100	80,589
Ithaca Energy North Sea PLC, 9.38%, 07/15/24 (Call 07/15/21)(a)(c)	125	125,122
Murphy Oil Corp., 6.88%, 08/15/24 (Call 06/01/21)(c)	135	138,541
Occidental Petroleum Corp. 2.90%, 08/15/24 (Call 07/15/24)	755	753,226

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® 2024 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.95%, 07/01/24	$140	$155,959
Ovintiv Exploration Inc., 5.63%, 07/01/24	245	272,981
PDC Energy Inc., 6.13%, 09/15/24 (Call 06/01/21)	105	107,654
Precision Drilling Corp., 5.25%, 11/15/24 (Call 05/17/21)(c)	55	52,823
SM Energy Co., 5.00%, 01/15/24 (Call 06/01/21)	65	62,373
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	123	115,514
WPX Energy Inc., 5.25%, 09/15/24 (Call 06/15/24)	70	77,648

		2,390,987

Oil & Gas Services — 3.1%
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)	120	117,109
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 05/31/21)(a)	83	82,050
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 05/31/21)(a)(c)	90	88,254
Weatherford International Ltd.
8.75%, 09/01/24 (Call 08/28/21)(a)	120	125,698
11.00%, 12/01/24 (Call 12/01/21)(a)	525	517,041

		930,152

Packaging & Containers — 2.3%
Graphic Packaging International LLC, 4.13%, 08/15/24 (Call 05/15/24)	80	86,013
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24 (Call 06/01/21)(a)	390	391,310
Sealed Air Corp., 5.13%, 12/01/24 (Call 09/01/24)(a)	110	119,875
Trident TPI Holdings Inc., 9.25%, 08/01/24 (Call 08/01/21)(a)	70	74,395

		671,593

Pharmaceuticals — 1.5%
Bausch Health Companies Inc., 7.00%, 03/15/24 (Call 05/31/21)(a)	355	364,088
Endo Dac/Endo Finance LLC/Endo Finco Inc., 5.88%, 10/15/24 (Call 05/31/21)(a)(c)	80	80,391

		444,479

Pipelines — 2.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24 (Call 05/17/21)	180	183,091
Buckeye Partners LP, 4.35%, 10/15/24 (Call 07/15/24)	80	83,569
EnLink Midstream Partners LP, 4.40%, 04/01/24 (Call 01/01/24)	125	128,250
EQM Midstream Partners LP, 4.00%, 08/01/24 (Call 05/01/24)	150	153,375
Genesis Energy LP/Genesis Energy Finance Corp., 5.63%, 06/15/24 (Call 06/01/21)	95	95,000
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(a)	100	100,031
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 09/15/24 (Call 06/01/21)(a)	118	120,546

		863,862

Real Estate Investment Trusts — 4.9%
Diversified Healthcare Trust, 4.75%, 05/01/24 (Call 11/01/23)(c)	50	51,645
HAT Holdings I LLC/HAT Holdings II LLC, 5.25%, 07/15/24 (Call 07/15/21)(a)	120	124,043
iStar Inc., 4.75%, 10/01/24 (Call 07/01/24)	200	209,234
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 5.63%, 05/01/24 (Call 02/01/24)	335	361,254
SBA Communications Corp., 4.88%, 09/01/24 (Call 06/01/21)	265	271,318
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)	215	214,458
4.65%, 03/15/24 (Call 09/15/23)	70	70,915
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.13%, 12/15/24 (Call 06/01/21)(a)	145	149,592

		1,452,459

Security	Par/ Shares (000)	Value

Retail — 3.7%
1011778 BC ULC/New Red Finance Inc., 4.25%, 05/15/24 (Call 05/31/21)(a)	$154	$156,056
Bed Bath & Beyond Inc., 3.75%, 08/01/24 (Call 05/01/24)(c)	80	82,206
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(a)	90	94,252
Golden Nugget Inc., 6.75%, 10/15/24 (Call 06/01/21)(a)	315	319,004
Macy’s Retail Holdings LLC, 3.63%, 06/01/24 (Call 03/01/24)(c)	95	96,035
QVC Inc., 4.85%, 04/01/24	145	157,358
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 06/01/21)	130	131,513
TPro Acquisition Corp., 11.00%, 10/15/24 (Call 10/15/21)(a)	60	66,126

		1,102,550

Software — 3.2%
Blackboard Inc., 10.38%, 11/15/24 (Call 06/01/21)(a)(c)	50	52,688
BY Crown Parent LLC, 7.38%, 10/15/24 (Call 05/17/21)(a)(c)	90	91,814
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)	130	143,087
Donnelley Financial Solutions Inc., 8.25%, 10/15/24 (Call 10/15/21)	15	15,735
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 05/11/21)(a)	440	453,341
Veritas U.S. Inc./Veritas Bermuda Ltd., 10.50%, 02/01/24 (Call 05/11/21)(a)	200	205,022

		961,687

Telecommunications — 7.7%
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/21)(a)	125	128,931
CommScope Inc., 5.50%, 03/01/24 (Call 06/01/21)(a)	240	247,428
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(a)	185	194,135
Lumen Technologies Inc., Series Y, 7.50%, 04/01/24 (Call 01/01/24)	280	313,174
Sprint Corp., 7.13%, 06/15/24	710	820,291
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	350	382,008
T-Mobile USA Inc., 6.00%, 04/15/24 (Call 05/11/21)(c)	195	196,418

		2,282,385

Transportation — 0.9%
XPO Logistics Inc., 6.75%, 08/15/24 (Call 08/15/21)(a)	245	256,998

Trucking & Leasing — 0.3%
Fly Leasing Ltd., 5.25%, 10/15/24 (Call 05/31/21)	75	76,421

Total Corporate Bonds & Notes — 97.9% (Cost: $28,177,923)		28,970,751

Short-Term Investments

Money Market Funds — 15.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(e)(f)(g)	3,280	3,281,991
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	1,140	1,140,000

		4,421,991

Total Short-Term Investments — 15.0% (Cost: $4,421,575)		4,421,991

Total Investments in Securities — 112.9% (Cost: $32,599,498)		33,392,742

Other Assets, Less Liabilities — (12.9)%		(3,814,322)

Net Assets — 100.0%		$29,578,420

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® 2024 Term High Yield and Income ETF

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	All or a portion of this security is on loan.
(d)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$939,588	$2,342,870	(a)	$—	$(277)	$(190)	$3,281,991	3,280	$5,464	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	340,000	800,000	(a)	—	—	—	1,140,000	1,140	75		—

					$(277)	$(190)	$4,421,991		$5,539		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$28,970,751	$—	$28,970,751
Money Market Funds	4,421,991	—	—	4,421,991

	$4,421,991	$28,970,751	$—	$33,392,742

See notes to financial statements.

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/22)(a)	$50	$52,536
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/25 (Call 06/15/22)(a)	40	42,453

		94,989

Aerospace & Defense — 2.9%
Hexcel Corp., 4.95%, 08/15/25 (Call 05/15/25)	50	54,519
Howmet Aerospace Inc., 6.88%, 05/01/25 (Call 04/01/25)	120	139,192
Kratos Defense & Security Solutions Inc., 6.50%, 11/30/25 (Call 06/01/21)(a)	30	31,493
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)	100	100,924
Spirit AeroSystems Inc.
5.50%, 01/15/25 (Call 10/15/22)(a)	60	63,476
7.50%, 04/15/25 (Call 04/15/22)(a)	120	128,592
TransDigm Inc.
6.50%, 05/15/25 (Call 05/15/21)	55	55,921
8.00%, 12/15/25 (Call 04/08/22)(a)	150	162,956

		737,073

Airlines — 2.2%
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	50	43,968
American Airlines Inc., 11.75%, 07/15/25(a)	250	313,745
American Airlines Pass Through Trust, Series 2013-1, Class A, 4.00%, 01/15/27	40	36,473
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)	85	96,233
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 05/15/27	29	28,735
United Airlines Holdings Inc., 4.88%, 01/15/25(b)	35	35,485

		554,639

Apparel — 0.7%
Hanesbrands Inc., 5.38%, 05/15/25 (Call 05/15/22)(a)	70	73,633
Levi Strauss & Co., 5.00%, 05/01/25 (Call 06/01/21)	14	14,291
William Carter Co. (The), 5.50%, 05/15/25 (Call 05/15/22)(a)	50	52,898
Wolverine World Wide Inc., 6.38%, 05/15/25 (Call 05/15/22)(a)	30	32,090

		172,912

Auto Manufacturers — 5.4%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	100	108,889
Ford Motor Co., 9.00%, 04/22/25 (Call 03/22/25)	230	280,966
Ford Motor Credit Co. LLC
3.38%, 11/13/25 (Call 10/13/25)	150	153,696
4.13%, 08/04/25	100	105,427
4.69%, 06/09/25 (Call 04/09/25)	25	26,875
5.13%, 06/16/25 (Call 05/16/25)	175	191,201
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/25 (Call 10/15/22)(a)	75	81,427
Navistar International Corp.
6.63%, 11/01/25 (Call 05/11/21)(a)	125	129,470
9.50%, 05/01/25 (Call 06/25/21)(a)(b)	50	54,257
Tesla Inc., 5.30%, 08/15/25 (Call 06/01/21)(a)	180	186,527
Wabash National Corp., 5.50%, 10/01/25 (Call 05/17/21)(a)	30	30,597

		1,349,332

Auto Parts & Equipment — 2.0%
Adient U.S. LLC, 9.00%, 04/15/25 (Call 04/15/22)(a)	60	66,492
American Axle & Manufacturing Inc., 6.25%, 04/01/25 (Call 06/01/21)(b)	70	72,507
BorgWarner Inc., 5.00%, 10/01/25(a)	40	46,157

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(a)	$50	$53,669
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 05/31/21)(a)	35	36,121
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/25 (Call 05/31/22)(b)	80	90,148
Meritor Inc., 6.25%, 06/01/25 (Call 06/01/22)(a)(b)	30	32,139
ZF North America Capital Inc., 4.75%, 04/29/25(a)	100	107,870

		505,103

Banks — 1.4%
CIT Group Inc., 5.25%, 03/07/25 (Call 12/07/24)	65	73,327
Deutsche Bank AG, 4.50%, 04/01/25	150	161,867
Freedom Mortgage Corp., 8.25%, 04/15/25 (Call 06/01/21)(a)	70	72,592
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 06/01/21)(a)	35	35,190

		342,976

Beverages — 0.3%
Primo Water Holdings Inc., 5.50%, 04/01/25 (Call 05/02/21)(a)	75	77,063

Building Materials — 0.8%
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25 (Call 07/15/22)(a)	50	53,988
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 06/01/21)(a)	30	30,606
6.25%, 05/15/25 (Call 05/15/22)(a)	45	48,099
Koppers Inc., 6.00%, 02/15/25 (Call 06/01/21)(a)	45	46,253
Summit Materials LLC/Summit Materials Finance Corp., 5.13%, 06/01/25 (Call 05/17/21)(a)	30	30,450

		209,396

Chemicals — 2.0%
Blue Cube Spinco LLC, 10.00%, 10/15/25 (Call 05/14/21)(b)	18	18,946
Chemours Co. (The), 7.00%, 05/15/25 (Call 06/01/21)	55	56,593
Consolidated Energy Finance SA, 6.88%, 06/15/25 (Call 05/31/21)(a)(b)	50	50,150
Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/25 (Call 12/15/22)(a)	55	55,827
Olin Corp., 9.50%, 06/01/25 (Call 03/01/25)(a)	60	75,231
PQ Corp., 5.75%, 12/15/25 (Call 05/11/21)(a)(b)	30	30,772
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 06/01/21)(a)(b)	65	67,068
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 05/31/21)(a)(b)	50	51,095
Tronox Inc., 6.50%, 05/01/25 (Call 05/01/22)(a)	50	53,396
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25 (Call 06/01/21)(a)	40	39,625

		498,703

Coal — 0.3%
Natural Resource Partners LP/NRP Finance Corp., 9.13%, 06/30/25 (Call 10/30/21)(a)	15	14,311
SunCoke Energy Partners LP/SunCoke Energy Partners
Finance Corp., 7.50%, 06/15/25 (Call 06/01/21)(a)	55	57,260

		71,571

Commercial Services — 2.3%
Aptim Corp., 7.75%, 06/15/25 (Call 05/17/21)(a)	50	42,756
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.25%, 03/15/25 (Call 06/01/21)(a)	19	19,348
Brink’s Co. (The), 5.50%, 07/15/25 (Call 07/15/22)(a)	40	42,400
Cardtronics Inc./Cardtronics USA Inc., 5.50%, 05/01/25 (Call 06/01/21)(a)	30	30,845
IHS Markit Ltd., 4.75%, 02/15/25 (Call 11/15/24)(a)	75	84,295

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Jaguar Holding Co. II/PPD Development LP, 4.63%, 06/15/25 (Call 06/15/22)(a)(b)	$35	$36,803
Laureate Education Inc., 8.25%, 05/01/25 (Call 05/11/21)(a)	20	20,855
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25 (Call 05/31/21)(a)(b)	45	46,178
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 06/01/21)(a)	35	35,985
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)	100	108,829
9.25%, 04/15/25 (Call 03/16/25)(a)	80	95,880
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 05/17/21)(a)	25	22,116

		586,290

Computers — 1.4%
Diebold Nixdorf Inc., 9.38%, 07/15/25 (Call 07/15/22)(a)	70	77,897
Everi Payments Inc., 7.50%, 12/15/25 (Call 06/01/21)(a)	30	31,164
NCR Corp., 8.13%, 04/15/25 (Call 04/15/22)(a)	40	43,780
Seagate HDD Cayman, 4.75%, 01/01/25	45	49,180
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
5.75%, 06/01/25 (Call 06/01/22)(a)	30	31,753
6.75%, 06/01/25 (Call 05/11/21)(a)	120	122,197

		355,971

Distribution & Wholesale — 1.2%
Avient Corp., 5.75%, 05/15/25 (Call 05/15/22)(a)	65	68,684
Core & Main LP, 6.13%, 08/15/25 (Call 06/01/21)(a)	75	76,711
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/22)(a)(b)	40	43,435
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/21)(a)(b)	95	96,187
Performance Food Group Inc., 6.88%, 05/01/25 (Call 05/01/22)(a)	25	26,699

		311,716

Diversified Financial Services — 3.9%
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)	105	120,222
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(a)	60	61,433
Enova International Inc., 8.50%, 09/15/25 (Call 09/15/21)(a)	35	36,586
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 11/15/22)(a)	35	36,219
Genworth Mortgage Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	75	81,420
LD Holdings Group LLC, 6.50%, 11/01/25 (Call 11/01/22)(a)	50	52,813
Navient Corp., 6.75%, 06/25/25	50	54,445
NFP Corp., 7.00%, 05/15/25 (Call 05/15/22)(a)	40	43,122
OneMain Finance Corp.
6.88%, 03/15/25	150	170,389
8.88%, 06/01/25 (Call 06/01/22)	55	60,947
PennyMac Financial Services Inc., 5.38%, 10/15/25 (Call 10/15/22)(a)	65	68,497
PRA Group Inc., 7.38%, 09/01/25 (Call 09/01/22)(a)	25	26,739
SLM Corp., 4.20%, 10/29/25 (Call 09/29/25)	60	63,143
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(a)(b)	35	37,458
United Shore Financial Services LLC, 5.50%, 11/15/25 (Call 11/15/22)(a)	65	67,554

		980,987

Electric — 1.1%
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)	25	26,895
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/11/21)(a)	75	77,785
FirstEnergy Corp., 2.05%, 03/01/25 (Call 02/01/25)	30	30,239
FirstEnergy Transmission LLC, 4.35%, 01/15/25 (Call 10/15/24)(a)	60	65,448
Midland Cogeneration Venture LP, 6.00%, 03/15/25(a)(b)	13	13,749
NSG Holdings LLC/NSG Holdings Inc., 7.75%, 12/15/25(a)	14	14,917

Security	Par (000)	Value

Electric (continued)
Talen Energy Supply LLC, 6.50%, 06/01/25 (Call 06/01/21)	$45	$37,444

		266,477

Electrical Components & Equipment — 0.6%
WESCO Distribution Inc., 7.13%, 06/15/25 (Call 06/15/22)(a)	150	162,378

Electronics — 0.5%
Brightstar Escrow Corp., 9.75%, 10/15/25 (Call 10/15/22)(a)	40	43,578
Sensata Technologies BV, 5.00%, 10/01/25(a)	70	77,700

		121,278

Engineering & Construction — 1.1%
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 06/01/21)(a)(b)	105	107,400
PowerTeam Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(a)	105	116,600
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/17/21)(a)(b)	45	46,447

		270,447

Entertainment — 6.3%
AMC Entertainment Holdings Inc., 10.50%, 04/15/25 (Call 04/15/22)(a)	50	53,511
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 03/01/22)(a)(b)	50	51,538
Boyne USA Inc., 7.25%, 05/01/25 (Call 05/15/21)(a)	55	57,082
Caesars Entertainment Inc., 6.25%, 07/01/25 (Call 07/01/22)(a)	335	356,256
Caesars Resort Collection LLC/CRC Finco Inc.
5.25%, 10/15/25 (Call 05/11/21)(a)	165	166,429
5.75%, 07/01/25 (Call 07/01/22)(a)(b)	120	126,439
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/01/22)(a)	100	104,974
Cinemark USA Inc., 8.75%, 05/01/25 (Call 05/01/22)(a)	25	27,212
International Game Technology PLC, 6.50%, 02/15/25 (Call 08/15/24)(a)	110	121,748
Powdr Corp., 6.00%, 08/01/25 (Call 08/01/22)(a)	25	26,455
Scientific Games International Inc.
5.00%, 10/15/25 (Call 06/01/21)(a)	155	160,072
8.63%, 07/01/25 (Call 07/01/22)(a)	55	60,180
SeaWorld Parks & Entertainment Inc., 9.50%, 08/01/25 (Call 02/01/22)(a)(b)	50	54,278
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)(b)	75	80,890
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	60	63,772
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/25 (Call 04/15/22)(a)	70	75,566

		1,586,402

Environmental Control — 0.9%
Covanta Holding Corp., 5.88%, 07/01/25 (Call 06/01/21)	40	41,694
GFL Environmental Inc.
3.75%, 08/01/25 (Call 08/01/22)(a)	75	76,295
4.25%, 06/01/25 (Call 06/01/22)(a)	50	51,738
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(a)	45	50,955

		220,682

Food — 2.0%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 5.75%, 03/15/25 (Call 06/01/21)(b)	13	13,403
B&G Foods Inc., 5.25%, 04/01/25 (Call 06/01/21)	75	77,200
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 06/01/21)(a)	50	52,040
Del Monte Foods Inc., 11.88%, 05/15/25 (Call 05/15/22)(a)	50	56,939
Dole Food Co. Inc., 7.25%, 06/15/25 (Call 06/01/21)(a)	30	30,609
Kraft Heinz Foods Co., 3.95%, 07/15/25 (Call 04/15/25)	142	157,214

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
U.S. Foods Inc., 6.25%, 04/15/25 (Call 04/15/22)(a)	$100	$106,335

		493,740

Food Service — 1.0%
Aramark Services Inc.
5.00%, 04/01/25 (Call 06/01/21)(a)(b)	60	61,591
6.38%, 05/01/25 (Call 05/01/22)(a)	180	191,460

		253,051

Forest Products & Paper — 0.1%
Clearwater Paper Corp., 5.38%, 02/01/25(a)	25	26,601

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%, 05/20/25 (Call 02/20/25)	70	77,713

Hand & Machine Tools — 0.1%
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 05/11/21)(a)	25	26,328

Health Care - Products — 0.2%
Hill-Rom Holdings Inc., 5.00%, 02/15/25 (Call 05/20/21)(a)(b)	25	25,655
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.38%, 06/01/25 (Call 06/01/22)(a)	18	19,391

		45,046

Health Care - Services — 5.0%
Air Methods Corp., 8.00%, 05/15/25 (Call 06/01/21)(a)	45	42,571
Akumin Inc., 7.00%, 11/01/25 (Call 11/01/22)(a)(b)	50	52,206
CHS/Community Health Systems Inc., 6.63%, 02/15/25 (Call 02/15/22)(a)	152	160,419
Encompass Health Corp., 5.75%, 09/15/25 (Call 06/01/21)(b)	35	36,210
Global Medical Response Inc., 6.50%, 10/01/25 (Call 10/01/21)(a)	60	61,460
HCA Inc.
5.38%, 02/01/25	290	323,141
7.69%, 06/15/25(b)	15	18,088
Legacy LifePoint Health LLC, 6.75%, 04/15/25 (Call 04/15/22)(a)	60	63,995
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(a)	50	53,137
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/01/22)(a)	75	80,659
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(a)	80	83,219
Surgery Center Holdings Inc., 6.75%, 07/01/25 (Call 06/01/21)(a)	40	40,738
Tenet Healthcare Corp.
5.13%, 05/01/25 (Call 06/01/21)	165	167,064
7.50%, 04/01/25 (Call 04/01/22)(a)	70	75,432

		1,258,339

Holding Companies - Diversified — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.38%, 12/15/25 (Call 06/01/21)	105	108,581
Stena International SA, 6.13%, 02/01/25 (Call 02/01/22)(a)	35	35,594

		144,175

Home Builders — 1.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.75%, 08/01/25 (Call 06/01/21)(a)(b)	25	26,010
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.38%, 05/15/25 (Call 06/01/21)(a)	20	20,476
Century Communities Inc., 5.88%, 07/15/25 (Call 06/01/21)	40	41,527
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/22)(a)	65	69,503
M/I Homes Inc., 5.63%, 08/01/25 (Call 05/17/21)	20	20,738
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	30	34,147
New Home Co. Inc. (The), 7.25%, 10/15/25 (Call 10/15/22)(a)	20	21,024

Security	Par (000)	Value

Home Builders (continued)
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)	$59	$62,751
Toll Brothers Finance Corp., 4.88%, 11/15/25 (Call 08/15/25)(b)	35	39,313

		335,489

Household Products & Wares — 0.2%
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 06/01/21)	45	46,312

Housewares — 0.6%
American Greetings Corp., 8.75%, 04/15/25 (Call 06/01/21)(a)	30	30,987
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/22)(a)	65	69,447
Newell Brands Inc., 4.88%, 06/01/25 (Call 05/01/25)	35	38,771

		139,205

Insurance — 1.2%
Acrisure LLC/Acrisure Finance Inc., 7.00%, 11/15/25 (Call 06/01/21)(a)	90	92,554
AssuredPartners Inc., 7.00%, 08/15/25 (Call 06/01/21)(a)	50	51,317
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	40	46,032
Radian Group Inc., 6.63%, 03/15/25 (Call 09/15/24)	60	67,875
USI Inc./NY, 6.88%, 05/01/25 (Call 06/01/21)(a)	55	55,916

		313,694

Internet — 2.1%
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)	85	91,476
5.88%, 02/15/25	80	92,505
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 05/11/21)(a)	110	111,412
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(a)	65	70,227
Uber Technologies Inc., 7.50%, 05/15/25 (Call 05/15/22)(a)	100	108,072
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)	40	45,241

		518,933

Iron & Steel — 1.2%
ArcelorMittal SA, 6.13%, 06/01/25	70	81,472
Cleveland-Cliffs Inc.
5.75%, 03/01/25 (Call 06/01/21)(b)	40	41,108
9.88%, 10/17/25 (Call 10/17/22)(a)	86	100,964
U.S. Steel Corp., 6.88%, 08/15/25 (Call 06/01/21)	75	76,903

		300,447

Leisure Time — 2.1%
Carlson Travel Inc., 6.75%, 12/15/25 (Call 12/15/21)(a)	45	42,409
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 06/01/21)(a)	35	33,977
Royal Caribbean Cruises Ltd., 11.50%, 06/01/25 (Call 06/01/22)(a)	245	283,904
Silversea Cruise Finance Ltd., 7.25%, 02/01/25 (Call 05/11/21)(a)	60	62,077
Viking Cruises Ltd.
6.25%, 05/15/25 (Call 05/31/21)(a)	25	25,029
13.00%, 05/15/25 (Call 05/15/22)(a)	65	75,997

		523,393

Lodging — 2.7%
Boyd Gaming Corp., 8.63%, 06/01/25 (Call 06/01/22)(a)	60	66,441
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25 (Call 05/01/22)(a)	50	52,605
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(a)	50	53,071
Melco Resorts Finance Ltd., 4.88%, 06/06/25 (Call 05/31/21)(b)(c)	50	51,469
MGM Resorts International
5.75%, 06/15/25 (Call 03/15/25)	60	66,075
6.75%, 05/01/25 (Call 05/01/22)	90	96,535
Station Casinos LLC, 5.00%, 10/01/25 (Call 06/01/21)(a)	29	29,421

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 06/01/21)(a)	$30	$29,324
Travel + Leisure Co., 6.60%, 10/01/25 (Call 07/01/25)	35	39,692
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (Call 12/01/24)(a)	180	191,743

		676,376

Machinery — 0.6%
Clark Equipment Co., 5.88%, 06/01/25 (Call 06/01/22)(a)	25	26,479
Husky III Holding Ltd. (13.75% PIK), 13.00%, 02/15/25 (Call 06/01/21)(a)(b)(d)	45	49,070
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 06/01/21)(a)	50	51,159
Tennant Co., 5.63%, 05/01/25 (Call 05/03/21)	30	30,844

		157,552

Manufacturing — 0.8%
Bombardier Inc., 7.50%, 03/15/25 (Call 05/31/21)(a)	150	149,898
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/22)	40	43,024

		192,922

Media — 1.6%
AMC Networks Inc., 4.75%, 08/01/25 (Call 08/01/21)(b)	80	82,374
EW Scripps Co. (The), 5.13%, 05/15/25 (Call 05/15/21)(a)	40	41,053
Houghton Mifflin Harcourt Publishers Inc., 9.00%, 02/15/25 (Call 02/15/22)(a)	25	26,739
Meredith Corp., 6.50%, 07/01/25 (Call 07/01/22)(a)	30	32,132
Univision Communications Inc.
5.13%, 02/15/25 (Call 05/11/21)(a)	180	182,983
9.50%, 05/01/25 (Call 05/01/22)(a)	30	33,364

		398,645

Mining — 0.6%
Arconic Corp., 6.00%, 05/15/25 (Call 05/15/22)(a)	90	96,247
Kaiser Aluminum Corp., 6.50%, 05/01/25 (Call 05/01/22)(a)	35	37,225
New Gold Inc., 6.38%, 05/15/25 (Call 05/31/21)(a)	8	8,241

		141,713

Office & Business Equipment — 0.6%
CDW LLC/CDW Finance Corp., 4.13%, 05/01/25 (Call 05/01/22)	60	62,572
Xerox Holdings Corp., 5.00%, 08/15/25 (Call 07/15/25)(a)	75	78,851

		141,423

Oil & Gas — 7.7%
Antero Resources Corp., 5.00%, 03/01/25 (Call 06/01/21)(b)	60	60,889
Apache Corp., 4.63%, 11/15/25 (Call 08/15/25)	50	52,804
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 10/15/21)(a)	75	81,664
Cenovus Energy Inc., 5.38%, 07/15/25 (Call 04/15/25)(b)	70	79,542
Comstock Resources Inc., 7.50%, 05/15/25 (Call 06/01/21)(a)	19	19,709
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 06/01/21)(a)	120	124,206
CVR Energy Inc., 5.25%, 02/15/25 (Call 02/15/22)(a)(b)	105	105,500
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp., 7.75%, 12/15/25 (Call 12/15/22)(a)	55	62,212
Endeavor Energy Resources LP/EER Finance Inc., 6.63%, 07/15/25 (Call 07/15/22)(a)	60	63,928
EQT Corp., 7.63%, 02/01/25 (Call 01/01/25)(b)	100	115,091
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 10/01/25 (Call 06/01/21)(a)	50	50,822
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 01/15/22)	70	72,115
MEG Energy Corp., 6.50%, 01/15/25 (Call 05/31/21)(a)	47	48,606
Murphy Oil Corp., 5.75%, 08/15/25 (Call 06/01/21)	55	56,274

Security	Par (000)	Value

Oil & Gas (continued)
Nabors Industries Inc., 5.75%, 02/01/25 (Call 11/01/24)	$30	$24,770
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 06/01/21)(a)	75	76,146
Occidental Petroleum Corp.
3.50%, 06/15/25 (Call 03/15/25)	75	75,237
5.50%, 12/01/25 (Call 09/01/25)	80	86,238
5.88%, 09/01/25 (Call 06/01/25)	90	98,279
8.00%, 07/15/25 (Call 04/15/25)	50	58,361
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25 (Call 06/01/21)(a)	30	30,416
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 06/15/25 (Call 06/01/21)	25	21,299
9.25%, 05/15/25 (Call 05/15/22)(a)	140	146,632
Range Resources Corp., 4.88%, 05/15/25 (Call 02/15/25)	75	74,612
SM Energy Co.
5.63%, 06/01/25 (Call 06/01/21)	35	33,423
10.00%, 01/15/25 (Call 06/17/22)(a)	65	73,933
Southwestern Energy Co., 6.45%, 01/23/25 (Call 10/23/24)	85	91,783
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)	29	28,085
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 05/31/21)(a)	30	28,706

		1,941,282

Oil & Gas Services — 0.3%
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 06/01/21)(a)	35	35,612
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 06/01/21)	30	27,103
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 11/01/21)(a)	25	15,760

		78,475

Packaging & Containers — 3.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
5.25%, 04/30/25 (Call 04/30/22)(a)	75	78,743
6.00%, 02/15/25 (Call 05/11/21)(a)	100	103,134
Ball Corp., 5.25%, 07/01/25	105	118,876
Flex Acquisition Co. Inc., 6.88%, 01/15/25 (Call 06/01/21)(a)	60	60,989
Matthews International Corp., 5.25%, 12/01/25 (Call 06/01/21)(a)	25	25,929
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25 (Call 06/01/21)(a)(b)	135	131,151
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(a)	25	26,632
6.38%, 08/15/25(a)(b)	30	33,289
Pactiv LLC, 7.95%, 12/15/25	25	27,819
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 06/01/21)(a)	50	51,370
Sealed Air Corp., 5.50%, 09/15/25 (Call 06/15/25)(a)	40	44,304
Silgan Holdings Inc., 4.75%, 03/15/25 (Call 06/01/21)	25	25,383
Trident TPI Holdings Inc., 6.63%, 11/01/25 (Call 05/11/21)(a)	30	30,630

		758,249

Pharmaceuticals — 3.1%
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 05/31/21)(a)	225	231,968
6.13%, 04/15/25 (Call 05/31/21)(a)	255	260,661
9.00%, 12/15/25 (Call 12/15/21)(a)	155	168,020
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)	60	65,260
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/22)(a)	40	42,724

		768,633

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines — 4.2%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25 (Call 12/15/22)(a)	$60	$64,825
Buckeye Partners LP, 4.13%, 03/01/25 (Call 02/01/25)(a)	50	51,518
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 04/01/25 (Call 06/01/21)(b)	50	51,288
DCP Midstream Operating LP, 5.38%, 07/15/25 (Call 04/15/25)	85	93,266
EnLink Midstream Partners LP, 4.15%, 06/01/25 (Call 03/01/25)	75	75,664
EQM Midstream Partners LP, 6.00%, 07/01/25 (Call 04/01/25)(a)	75	81,885
Genesis Energy LP/Genesis Energy Finance Corp., 6.50%, 10/01/25 (Call 06/01/21)	50	50,196
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/28/25(a)(b)	15	15,492
New Fortress Energy Inc., 6.75%, 09/15/25 (Call 09/15/22)(a)	125	129,431
NGL Energy Partners LP/NGL Energy Finance Corp., 6.13%, 03/01/25 (Call 06/01/21)(b)	40	35,526
NuStar Logistics LP, 5.75%, 10/01/25 (Call 07/01/25)	60	64,579
Rattler Midstream LP, 5.63%, 07/15/25 (Call 07/15/22)(a)	50	52,615
Rockies Express Pipeline LLC, 3.60%, 05/15/25 (Call 04/15/25)(a)	40	39,812
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, 04/15/25 (Call 06/01/21)	25	21,251
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.50%, 10/01/25 (Call 10/01/22)(a)	75	81,847
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	45	46,967
4.35%, 02/01/25 (Call 01/01/25)	105	111,040

		1,067,202

Real Estate — 0.7%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 06/01/21)(a)	65	68,738
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 06/01/21)(a)	40	41,270
Realogy Group LLC/Realogy Co-Issuer Corp., 7.63%, 06/15/25 (Call 06/15/22)(a)	55	60,067

		170,075

Real Estate Investment Trusts — 4.9%
CTR Partnership LP/CareTrust Capital Corp., 5.25%, 06/01/25 (Call 06/01/21)	35	36,005
Diversified Healthcare Trust, 9.75%, 06/15/25 (Call 06/15/22)	100	112,252
EPR Properties, 4.50%, 04/01/25 (Call 01/01/25)	30	31,534
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 06/01/21)(a)	110	112,219
Felcor Lodging LP, 6.00%, 06/01/25 (Call 05/17/21)	45	46,035
HAT Holdings I LLC/HAT Holdings II LLC, 6.00%, 04/15/25 (Call 04/15/22)(a)	40	42,366
iStar Inc., 4.25%, 08/01/25 (Call 05/01/25)	55	55,887
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25 (Call 05/17/21)(a)	35	35,470
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 4.63%, 06/15/25 (Call 03/15/25)(a)	95	101,190
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/22)(a)	55	55,906
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25 (Call 06/01/22)(a)	45	48,919
Service Properties Trust
4.50%, 03/15/25 (Call 09/15/24)	40	39,352
7.50%, 09/15/25 (Call 06/15/25)	80	90,746
Starwood Property Trust Inc., 4.75%, 03/15/25 (Call 09/15/24)	50	52,077
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.88%, 02/15/25 (Call 02/15/22)(a)	235	253,151

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
VICI Properties LP/VICI Note Co. Inc., 3.50%, 02/15/25 (Call 02/15/22)(a)	$75	$76,708
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(a)	50	53,061

		1,242,878

Retail — 5.2%
1011778 BC ULC/New Red Finance Inc., 5.75%, 04/15/25 (Call 04/15/22)(a)(b)	50	53,070
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(a)	35	38,784
At Home Holding III Inc., 8.75%, 09/01/25 (Call 09/01/22)(a)	20	21,861
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 05/19/21)(a)	110	112,838
Burlington Coat Factory Warehouse Corp., 6.25%, 04/15/25 (Call 04/15/22)(a)	30	31,932
Carvana Co., 5.63%, 10/01/25 (Call 10/01/22)(a)	50	51,528
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(a)	50	54,043
eG Global Finance PLC, 6.75%, 02/07/25 (Call 05/15/21)(a)	100	102,945
Gap Inc. (The), 8.63%, 05/15/25 (Call 05/15/22)(a)	75	83,146
Golden Nugget Inc., 8.75%, 10/01/25 (Call 06/01/21)(a)(b)	40	42,024
IRB Holding Corp., 7.00%, 06/15/25 (Call 06/15/22)(a)	75	80,809
L Brands Inc., 9.38%, 07/01/25(a)	50	63,378
Lithia Motors Inc., 5.25%, 08/01/25 (Call 06/01/21)(a)	30	31,031
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(a)	130	143,386
Penske Automotive Group Inc., 3.50%, 09/01/25 (Call 09/01/22)(b)	55	56,376
QVC Inc., 4.45%, 02/15/25 (Call 11/15/24)	70	74,611
Rite Aid Corp., 7.50%, 07/01/25 (Call 07/01/22)(a)	60	62,158
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 06/01/21)(b)	50	51,525
8.75%, 04/30/25 (Call 04/30/22)(a)	25	27,648
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25 (Call 11/28/22)(a)	35	35,437
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.75%, 03/01/25 (Call 06/01/21)	20	20,412
Yum! Brands Inc., 7.75%, 04/01/25 (Call 04/01/22)(a)	60	65,563

		1,304,505

Semiconductors — 0.7%
ams AG, 7.00%, 07/31/25 (Call 07/31/22)(a)(b)	50	53,301
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)(a)	120	125,789

		179,090

Software — 1.8%
Ascend Learning LLC, 6.88%, 08/01/25 (Call 06/01/21)(a)	65	66,498
Boxer Parent Co. Inc., 7.13%, 10/02/25 (Call 06/01/22)(a)	60	64,512
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 05/11/21)(a)	85	86,516
PTC Inc., 3.63%, 02/15/25 (Call 02/15/22)(a)	40	41,019
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 09/01/21)(a)	180	186,858

		445,403

Telecommunications — 2.9%
Cincinnati Bell Inc., 8.00%, 10/15/25 (Call 10/15/21)(a)	30	31,815
CommScope Technologies LLC, 6.00%, 06/15/25 (Call 05/11/21)(a)	128	130,289
Intrado Corp., 8.50%, 10/15/25 (Call 06/01/21)(a)	85	86,434
Level 3 Financing Inc., 5.38%, 05/01/25 (Call 06/01/21)	55	56,198
Lumen Technologies Inc., 5.63%, 04/01/25 (Call 01/01/25)	65	70,189
Qwest Corp., 7.25%, 09/15/25(b)	25	29,487
Sprint Corp., 7.63%, 02/15/25 (Call 11/15/24)	180	214,225
T-Mobile USA Inc., 5.13%, 04/15/25 (Call 05/11/21)(b)	35	35,592

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Telecommunications (continued)
ViaSat Inc., 5.63%, 09/15/25 (Call 05/11/21)(a)	$70	$71,618

		725,847

Transportation — 0.7%
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 05/15/25)(a)(b)	40	45,348
XPO Logistics Inc., 6.25%, 05/01/25 (Call 05/01/22)(a)	113	121,031

		166,379

Trucking & Leasing — 0.3%
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/01/25 (Call 10/01/21)(a)	85	88,459

Total Corporate Bonds & Notes — 98.1% (Cost: $23,742,146)		24,623,959

Short-Term Investments

Money Market Funds — 11.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(e)(f)(g)	2,317	2,318,286
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	560	560,000

		2,878,286

Total Short-Term Investments — 11.5% (Cost: $2,877,635)		2,878,286

Total Investments in Securities — 109.6% (Cost: $26,619,781)		27,502,245

Other Assets, Less Liabilities — (9.6)%		(2,416,898)

Net Assets — 100.0%		$25,085,347

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,893,672	$425,075	(a)	$—	$(346)	$(115)	$2,318,286	2,317	$3,772	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	334,000	226,000	(a)	—	—	—	560,000	560	36		—

					$(346)	$(115)	$2,878,286		$3,808		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® 2025 Term High Yield and Income ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$24,623,959	$—	$24,623,959
Money Market Funds	2,878,286	—	—	2,878,286

	$2,878,286	$24,623,959	$—	$27,502,245

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) April 30, 2021	iShares® iBonds® 2026 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 3.0%
Signature Aviation U.S. Holdings Inc., 5.38%, 05/01/26 (Call 05/01/21)(a)	$35	$35,904
Spirit AeroSystems Inc., 3.85%, 06/15/26 (Call 03/15/26)	25	25,886
TransDigm Inc.
6.25%, 03/15/26 (Call 03/15/22)(a)	275	291,181
6.38%, 06/15/26 (Call 06/15/21)	50	51,826
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/21)	50	52,759

		457,556

Agriculture — 0.4%
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/23)(a)	15	15,528
Vector Group Ltd., 10.50%, 11/01/26 (Call 11/01/21)(a)	40	42,411

		57,939

Airlines — 3.3%
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(a)	205	215,256
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%, 04/01/28	33	32,221
Delta Air Lines Inc., 7.38%, 01/15/26 (Call 12/15/25)(b)	85	99,646
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)	75	79,267
United Airlines Inc., 4.38%, 04/15/26 (Call 10/15/25)(a)	85	88,190

		514,580

Apparel — 0.9%
Hanesbrands Inc., 4.88%, 05/15/26 (Call 02/15/26)(a)	65	69,687
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	45	45,732
Wolverine World Wide Inc., 5.00%, 09/01/26 (Call 09/01/21)(a)	20	20,428

		135,847

Auto Manufacturers — 1.7%
Ford Motor Credit Co. LLC
4.39%, 01/08/26	200	213,544
4.54%, 08/01/26 (Call 06/01/26)	50	53,645

		267,189

Auto Parts & Equipment — 2.4%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/15/21)(a)(b)	50	51,254
American Axle & Manufacturing Inc., 6.25%, 03/15/26 (Call 03/15/22)(b)	30	30,831
Clarios Global LP/Clarios US Finance Co., 6.25%, 05/15/26 (Call 05/15/22)(a)	70	74,295
Cooper-Standard Automotive Inc., 5.63%, 11/15/26 (Call 11/15/21)(a)	30	26,122
Dana Financing Luxembourg Sarl, 6.50%, 06/01/26 (Call 06/01/21)(a)	30	31,106
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/26 (Call 05/31/21)	65	66,635
IHO Verwaltungs GmbH (5.50% PIK), 4.75%, 09/15/26 (Call 09/15/21)(a)(c)	50	51,147
Tenneco Inc., 5.00%, 07/15/26 (Call 07/15/21)(b)	35	33,893

		365,283

Banks — 1.0%
Freedom Mortgage Corp., 7.63%, 05/01/26 (Call 05/01/23)(a)	45	46,919
Intesa Sanpaolo SpA, 5.71%, 01/15/26(a)	100	112,637

		159,556

Building Materials — 0.3%
Cogent Communications Group, 3.50%, 05/01/26 (Call 02/01/26)(a)	15	15,000

Security	Par (000)	Value

Building Materials (continued)
Masonite International Corp., 5.75%, 09/15/26 (Call 09/15/21)(a)	$25	$25,969

		40,969

Chemicals — 1.3%
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 04/15/22)(a)	25	25,676
GPD Companies Inc., 10.13%, 04/01/26 (Call 04/01/22)(a)	30	32,665
Ingevity Corp., 4.50%, 02/01/26 (Call 02/01/22)(a)(b)	25	25,530
Nouryon Holding BV, 8.00%, 10/01/26 (Call 10/01/21)(a)(b)	45	47,810
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%, 04/30/26 (Call 04/30/21)(a)	35	36,041
Rayonier AM Products Inc., 7.63%, 01/15/26 (Call 01/15/24)(a)	35	37,255

		204,977

Commercial Services — 4.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/26 (Call 07/15/22)(a)	135	142,965
Alta Equipment Group Inc., 5.63%, 04/15/26 (Call 03/23/23)(a)	5	5,088
Carriage Services Inc., 6.63%, 06/01/26 (Call 06/01/21)(a)	30	31,579
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/21)(a)	50	52,589
CoreCivic Inc., 8.25%, 04/15/26 (Call 04/15/24)	25	25,125
CPI CG Inc., 8.63%, 03/15/26 (Call 03/15/23)(a)	20	20,947
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/21)(a)	30	31,339
Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)	25	25,792
Prime Security Services Borrower LLC/Prime Finance Inc., 5.75%, 04/15/26(a)	95	103,901
RR Donnelley & Sons Co., 6.13%, 11/01/26 (Call 11/01/23)(a)	25	25,807
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 11/01/22)(a)	35	36,473
United Rentals North America Inc., 5.88%, 09/15/26 (Call 09/15/21)	70	73,178
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)	75	79,885

		654,668

Computers — 1.7%
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)	100	106,200
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	135	149,687

		255,887

Cosmetics & Personal Care — 0.5%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(a)	39	39,455
6.50%, 04/15/26 (Call 04/15/22)(a)(b)	40	40,225

		79,680

Distribution & Wholesale — 0.7%
American Builders & Contractors Supply Co. Inc., 5.88%, 05/15/26 (Call 05/15/21)(a)	45	46,434
Resideo Funding Inc., 6.13%, 11/01/26 (Call 11/01/21)(a)	19	20,070
Wolverine Escrow LLC, 9.00%, 11/15/26 (Call 11/15/22)(a)	40	39,562

		106,066

Diversified Financial Services — 2.0%
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 03/15/22)	30	31,666
goeasy Ltd., 4.38%, 05/01/26 (Call 04/27/23)(a)	25	25,289
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)	35	34,453
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.25%, 06/03/26 (Call 06/01/22)(a)	25	26,265
Navient Corp., 6.75%, 06/15/26	35	37,753
OneMain Finance Corp., 7.13%, 03/15/26	110	128,491
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 03/15/23)(a)	25	25,418

		309,335

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® 2026 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric — 2.3%
Calpine Corp., 5.25%, 06/01/26 (Call 06/01/21)(a)	$50	$51,313
Clearway Energy Operating LLC, 5.00%, 09/15/26 (Call 09/15/21)	25	25,817
FirstEnergy Corp., Series A, 1.60%, 01/15/26 (Call 12/15/25)	25	24,361
NextEra Energy Operating Partners LP, 3.88%, 10/15/26 (Call 07/15/26)(a)	35	36,638
NRG Energy Inc., 7.25%, 05/15/26 (Call 05/15/21)	70	72,612
Talen Energy Supply LLC, 10.50%, 01/15/26 (Call 01/15/22)(a)	40	36,762
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 03/01/22)(a)	30	30,814
Vistra Operations Co. LLC, 5.50%, 09/01/26 (Call 09/01/21)(a)	70	72,349

		350,666

Energy - Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 11/15/21)(a)	25	26,217

Engineering & Construction — 0.5%
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(a)	25	26,302
frontdoor Inc., 6.75%, 08/15/26 (Call 08/15/21)(a)	25	26,517
New Enterprise Stone & Lime Co. Inc., 6.25%, 03/15/26 (Call 03/15/22)(a)	25	25,839

		78,658

Entertainment — 2.0%
CCM Merger Inc., 6.38%, 05/01/26 (Call 11/01/22)(a)	25	26,117
Cinemark USA Inc., 5.88%, 03/15/26 (Call 03/15/23)(a)	5	5,188
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 04/15/22)(a)(b)	30	32,085
Live Nation Entertainment Inc., 5.63%, 03/15/26 (Call 03/15/22)(a)	25	25,977
Mohegan Gaming & Entertainment, 8.00%, 02/01/26 (Call 02/01/23)(a)	70	71,058
Scientific Games International Inc., 8.25%, 03/15/26 (Call 03/15/22)(a)	75	81,034
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)	70	73,107

		314,566

Environmental Control — 0.5%
GFL Environmental Inc., 5.13%, 12/15/26 (Call 12/15/22)(a)	35	36,755
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/15/22)(a)	35	35,857

		72,612

Food — 2.5%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(a)	55	54,881
7.50%, 03/15/26 (Call 03/15/22)(a)	45	49,605
FAGE International SA/FAGE USA Dairy Industry Inc., 5.63%, 08/15/26 (Call 08/15/21)(a)	25	25,839
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26 (Call 06/01/21)(a)	25	25,753
Kraft Heinz Foods Co., 3.00%, 06/01/26 (Call 03/01/26)	130	137,099
Lamb Weston Holdings Inc., 4.88%, 11/01/26 (Call 11/01/21)(a)	60	62,294
Sigma Holdco BV, 7.88%, 05/15/26 (Call 05/15/21)(a)	25	25,061

		380,532

Food Service — 0.2%
Aramark Services Inc., 4.75%, 06/01/26 (Call 06/01/21)	35	35,894

Forest Products & Paper — 0.5%
Mercer International Inc., 5.50%, 01/15/26 (Call 01/15/22)(b)	25	25,694

Security	Par (000)	Value

Forest Products & Paper (continued)
Resolute Forest Products Inc., 4.88%, 03/01/26 (Call 03/01/23)(a)	$20	$20,384
Schweitzer-Mauduit International Inc., 6.88%, 10/01/26 (Call 10/01/21)(a)	25	26,517

		72,595

Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.88%, 08/20/26 (Call 05/20/26)	50	55,930

Health Care - Products — 0.2%
Teleflex Inc., 4.88%, 06/01/26 (Call 06/01/21)	25	25,638

Health Care - Services — 6.8%
AHP Health Partners Inc., 9.75%, 07/15/26 (Call 07/15/21)(a)	35	38,004
Centene Corp.
5.38%, 06/01/26 (Call 06/01/21)(a)	100	104,271
5.38%, 08/15/26 (Call 08/15/21)(a)	55	57,678
CHS/Community Health Systems Inc., 8.00%, 03/15/26 (Call 03/15/22)(a)	145	156,140
Hadrian Merger Sub Inc., 8.50%, 05/01/26 (Call 05/01/21)(a)	25	26,028
HCA Inc.
5.38%, 09/01/26 (Call 03/01/26)	70	79,556
5.88%, 02/15/26 (Call 08/15/25)	105	120,593
IQVIA Inc., 5.00%, 10/15/26 (Call 10/15/21)(a)	75	77,600
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)	100	108,281
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)	85	90,391
Tenet Healthcare Corp., 4.88%, 01/01/26 (Call 03/01/22)(a)	145	150,622
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26 (Call 03/01/23)(a)	30	31,303

		1,040,467

Holding Companies - Diversified — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 05/15/26 (Call 05/15/22)	85	89,701

Home Builders — 0.4%
Forestar Group Inc., 3.85%, 05/15/26 (Call 05/15/23)(a)	10	10,127
K Hovnanian Enterprises Inc., 10.50%, 02/15/26 (Call 02/15/22)(a)	20	21,800
LGI Homes Inc., 6.88%, 07/15/26 (Call 07/15/21)(a)	25	26,084

		58,011

Home Furnishings — 0.6%
Tempur Sealy International Inc., 5.50%, 06/15/26 (Call 06/15/21)(b)	45	46,395
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 04/15/23)(a)	45	46,736

		93,131

Housewares — 1.1%
Newell Brands Inc., 4.70%, 04/01/26 (Call 01/01/26)	135	150,380
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26 (Call 12/15/21)	20	20,968

		171,348

Insurance — 1.3%
Acrisure LLC/Acrisure Finance Inc., 10.13%, 08/01/26 (Call 08/01/22)(a)(b)	30	34,336
AmWINS Group Inc., 7.75%, 07/01/26 (Call 07/01/21)(a)	45	47,927
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)	115	119,195

		201,458

Internet — 1.6%
Netflix Inc., 4.38%, 11/15/26(b)	70	78,964

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® 2026 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)	$55	$60,271
Uber Technologies Inc., 8.00%, 11/01/26 (Call 11/01/21)(a)	100	108,224

		247,459

Iron & Steel — 1.2%
ArcelorMittal SA, 4.55%, 03/11/26	50	55,453
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 07/15/21)(a)	25	26,608
Cleveland-Cliffs Inc., 6.75%, 03/15/26 (Call 03/04/23)(a)(b)	50	54,353
U.S. Steel Corp., 6.25%, 03/15/26 (Call 03/15/22)	45	45,983

		182,397

Leisure Time — 2.7%
Carnival Corp.
7.63%, 03/01/26 (Call 03/01/24)(a)(b)	100	109,516
10.50%, 02/01/26 (Call 08/01/23)(a)	55	64,918
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(a)	59	61,127
8.00%, 04/15/26 (Call 02/01/23)(a)	30	31,562
NCL Corp. Ltd.
5.88%, 03/15/26 (Call 12/15/25)(a)	80	83,801
10.25%, 02/01/26 (Call 08/01/23)(a)	55	64,817

		415,741

Lodging — 2.4%
Boyd Gaming Corp.
6.00%, 08/15/26 (Call 08/15/21)	50	51,847
6.38%, 04/01/26 (Call 04/01/22)	50	51,629
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)	55	57,438
MGM Resorts International, 4.63%, 09/01/26 (Call 06/01/26)	50	52,660
Travel & Leisure Co., 6.63%, 07/31/26 (Call 04/30/26)(a)	45	51,567
Wynn Macau Ltd., 5.50%, 01/15/26 (Call 06/15/22)(a)	100	104,939

		370,080

Machinery — 1.5%
BWX Technologies Inc., 5.38%, 07/15/26 (Call 07/15/21)(a)	30	30,970
Colfax Corp., 6.38%, 02/15/26 (Call 02/15/22)(a)	23	24,511
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 04/01/22)(a)	25	27,107
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(a)	35	36,150
SPX FLOW Inc., 5.88%, 08/15/26 (Call 08/15/21)(a)	25	25,988
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(a)	30	32,326
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/22)(a)	45	46,712

		223,764

Manufacturing — 1.1%
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/15/21)	25	26,458
FXI Holdings Inc., 12.25%, 11/15/26 (Call 11/15/22)(a)	55	63,663
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/22)(a)	40	41,935
Hillenbrand Inc., 5.00%, 09/15/26 (Call 07/15/26)	30	33,220

		165,276

Media — 7.8%
Altice Financing SA, 7.50%, 05/15/26 (Call 05/15/21)(a)	200	207,836
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26 (Call 02/01/23)(a)	20	20,451
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 05/01/26 (Call 05/01/21)(a)	5	5,160
5.75%, 02/15/26 (Call 02/15/22)(a)	70	72,345
CSC Holdings LLC, 5.50%, 05/15/26 (Call 05/15/21)(a)	100	102,824

Security	Par (000)	Value

Media (continued)
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 07/01/22)(a)(b)	$35	$36,059
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26 (Call 08/15/22)(a)	100	72,973
DISH DBS Corp., 7.75%, 07/01/26(b)	135	155,627
Gray Television Inc., 5.88%, 07/15/26 (Call 07/15/21)(a)(b)	50	51,864
iHeartCommunications Inc., 6.38%, 05/01/26 (Call 05/01/22)	55	58,523
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/22)(b)	90	92,452
Radiate Holdco LLC/Radiate Finance Inc., 4.50%, 09/15/26 (Call 09/15/23)(a)	65	66,135
Sinclair Television Group Inc., 5.88%, 03/15/26 (Call 03/15/22)(a)(b)	25	25,741
Sirius XM Radio Inc., 5.38%, 07/15/26 (Call 07/15/21)(a)(b)	70	72,287
Spanish Broadcasting System Inc., 9.75%, 03/01/26 (Call 09/01/23)(a)	20	19,319
TEGNA Inc., 4.75%, 03/15/26 (Call 03/15/23)(a)	40	42,623
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/23)(a)	35	36,737
Virgin Media Secured Finance PLC, 5.50%, 08/15/26 (Call 08/15/21)(a)	50	51,927

		1,190,883

Mining — 2.1%
Alcoa Nederland Holding BV, 7.00%, 09/30/26 (Call 09/30/21)(a)	100	105,505
Constellium SE, 5.88%, 02/15/26 (Call 11/15/21)(a)	50	51,561
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 06/01/21)(a)	25	26,386
Novelis Corp., 5.88%, 09/30/26 (Call 09/30/21)(a)	105	109,543
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(a)	25	26,002

		318,997

Oil & Gas — 7.6%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 02/15/23)(a)	45	47,712
Antero Resources Corp., 8.38%, 07/15/26 (Call 01/15/24)(a)	35	39,294
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/26 (Call 11/01/21)(a)	45	45,546
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 02/15/22)(a)	30	30,002
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/23)(a)	40	40,967
Callon Petroleum Co., 6.38%, 07/01/26 (Call 07/01/21)	25	21,870
Centennial Resource Production LLC, 5.38%, 01/15/26 (Call 01/15/22)(a)	20	18,712
Chesapeake Energy Corp., 5.50%, 02/01/26 (Call 02/05/23)(a)	30	31,675
Colgate Energy Partners III LLC, 7.75%, 02/15/26 (Call 02/15/24)(a)	20	20,200
Comstock Resources Inc., 9.75%, 08/15/26 (Call 08/15/21)	86	93,483
Endeavor Energy Resources LP/EER Finance Inc., 5.50%, 01/30/26 (Call 01/30/22)(a)	35	36,238
Energy Ventures Gom LLC/EnVen Finance Corp., 11.75%, 04/15/26 (Call 04/15/23)(a)	15	15,381
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/21)(a)	30	30,924
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	75	74,772
Moss Creek Resources Holdings Inc., 7.50%, 01/15/26 (Call 01/15/22)(a)	25	22,360
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 07/15/22)(a)	25	22,321
Occidental Petroleum Corp.
3.20%, 08/15/26 (Call 06/15/26)	70	68,363
3.40%, 04/15/26 (Call 01/15/26)	80	79,171
5.55%, 03/15/26 (Call 12/15/25)	75	80,539
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	50	56,015
PDC Energy Inc., 5.75%, 05/15/26 (Call 05/15/21)	55	57,170

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® 2026 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Range Resources Corp., 9.25%, 02/01/26 (Call 02/01/22)	$60	$65,852
SM Energy Co., 6.75%, 09/15/26 (Call 09/15/21)	25	24,250
Southwestern Energy Co., 7.50%, 04/01/26 (Call 04/01/22)	45	47,602
Sunoco LP/Sunoco Finance Corp., 5.50%, 02/15/26 (Call 02/15/22)	55	56,718
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)(a)	40	40,065

		1,167,202

Oil & Gas Services — 0.8%
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(a)	65	69,060
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 04/01/26 (Call 04/01/22)	50	52,411

		121,471

Packaging & Containers — 3.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.13%, 08/15/26 (Call 08/15/22)(a)	100	102,865
Ball Corp., 4.88%, 03/15/26 (Call 12/15/25)	55	61,702
Berry Global Inc., 4.50%, 02/15/26 (Call 02/15/22)(a)	35	35,844
Cascades Inc./Cascades USA Inc., 5.13%, 01/15/26 (Call 01/15/23)(a)	25	26,670
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	50	53,807
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/22)	25	25,931
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26(b)	15	18,257
Flex Acquisition Co. Inc., 7.88%, 07/15/26 (Call 07/15/21)(a)	35	36,602
Intertape Polymer Group Inc., 7.00%, 10/15/26 (Call 10/15/21)(a)	20	21,020
LABL Escrow Issuer LLC, 6.75%, 07/15/26 (Call 07/15/22)(a)	50	53,862
Trivium Packaging Finance BV, 5.50%, 08/15/26 (Call 08/15/22)(a)	100	104,555

		541,115

Pharmaceuticals — 1.0%
Bausch Health Americas Inc., 9.25%, 04/01/26 (Call 04/01/22)(a)	105	116,298
HLF Financing Sarl LLC/Herbalife International Inc., 7.25%, 08/15/26 (Call 08/15/21)(a)	30	31,345
Lannett Co. Inc., 7.75%, 04/15/26 (Call 04/15/23)(a)	10	10,106

		157,749

Pipelines — 5.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.88%, 05/15/26 (Call 05/15/23)(a)	40	43,578
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/26 (Call 07/15/21)(a)	25	25,827
Buckeye Partners LP, 3.95%, 12/01/26 (Call 09/01/26)	45	45,210
Cheniere Energy Partners LP, 5.63%, 10/01/26 (Call 10/01/21)	75	78,187
CNX Midstream Partners LP/CNX Midstream Finance Corp., 6.50%, 03/15/26 (Call 03/15/22)(a)	30	31,083
EnLink Midstream Partners LP, 4.85%, 07/15/26 (Call 04/15/26)	35	35,208
EQM Midstream Partners LP, 4.13%, 12/01/26 (Call 09/01/26)	35	35,404
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 05/15/26 (Call 02/15/22)	25	24,527
Hess Midstream Operations LP, 5.63%, 02/15/26 (Call 02/15/22)(a)	50	51,902
New Fortress Energy Inc., 6.50%, 09/30/26 (Call 03/31/23)(a)	100	101,953
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(a)	125	131,397
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/22)(a)	40	41,268
NuStar Logistics LP, 6.00%, 06/01/26 (Call 03/01/26)	35	37,911

Security	Par (000)	Value

Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.88%, 04/15/26 (Call 04/15/22)(b)	$65	$68,071
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26 (Call 02/15/22)	25	25,188
Western Midstream Operating LP, 4.65%, 07/01/26 (Call 04/01/26)	35	37,511

		814,225

Real Estate Investment Trusts — 2.4%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)	65	67,914
EPR Properties, 4.75%, 12/15/26 (Call 09/15/26)	35	36,765
GEO Group Inc. (The), 6.00%, 04/15/26 (Call 04/15/22)(b)	25	17,244
iStar Inc., 5.50%, 02/15/26 (Call 08/15/22)	30	31,118
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 4.50%, 09/01/26 (Call 06/01/26)	35	37,037
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26 (Call 08/01/21)	35	36,097
Service Properties Trust
4.75%, 10/01/26 (Call 08/01/26)	35	34,149
5.25%, 02/15/26 (Call 08/15/25)	25	25,131
VICI Properties LP/VICI Note Co. Inc., 4.25%, 12/01/26 (Call 12/01/22)(a)	85	87,887

		373,342

Retail — 4.9%
99 Escrow Issuer Inc., 7.50%, 01/15/26 (Call 01/15/23)(a)	25	23,943
Beacon Roofing Supply Inc., 4.50%, 11/15/26 (Call 11/15/22)(a)	25	25,920
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/01/23)(a)	40	39,712
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%, 04/01/26 (Call 04/01/23)(a)	45	44,494
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/22)(a)	25	26,419
IRB Holding Corp., 6.75%, 02/15/26 (Call 02/15/22)(a)	35	36,244
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 06/01/26 (Call 06/01/21)(a)	75	77,124
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26 (Call 02/15/23)(a)	40	41,804
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(a)	70	71,593
Party City Holdings Inc., 8.75%, 02/15/26 (Call 08/15/23)(a)	45	46,135
Penske Automotive Group Inc., 5.50%, 05/15/26 (Call 05/15/21)	25	25,803
Rite Aid Corp., 8.00%, 11/15/26 (Call 01/15/23)(a)	60	62,312
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 09/30/22)(a)	45	47,415
SRS Distribution Inc., 8.25%, 07/01/26 (Call 07/01/21)(a)	25	26,236
Staples Inc., 7.50%, 04/15/26 (Call 04/15/22)(a)	135	139,817
White Cap Parent LLC (9.00% PIK), 8.25%, 03/15/26 (Call 03/15/22)(a)(c)	20	20,728

		755,699

Semiconductors — 0.3%
Entegris Inc., 4.63%, 02/10/26 (Call 11/10/21)(a)	40	41,388

Software — 2.2%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/21)(a)	30	31,567
Boxer Parent Co. Inc., 9.13%, 03/01/26 (Call 09/01/21)(a)	25	26,465
BY Crown Parent LLC/BY Bond Finance Inc., 4.25%, 01/31/26 (Call 07/31/22)(a)	55	57,611
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(a)	50	51,970
Dun & Bradstreet Corp. (The), 6.88%, 08/15/26 (Call 02/15/22)(a)	30	31,984

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® 2026 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(a)	$30	$33,320
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)	35	36,758
Open Text Corp., 5.88%, 06/01/26 (Call 06/01/21)(a)	60	61,951

		331,626

Telecommunications — 5.8%
Altice France SA/France, 7.38%, 05/01/26 (Call 05/01/21)(a)	150	155,809
CommScope Inc., 6.00%, 03/01/26 (Call 03/01/22)(a)	105	110,662
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(a)	140	146,013
HC2 Holdings Inc., 8.50%, 02/01/26 (Call 02/01/23)(a)	20	19,749
Hughes Satellite Systems Corp.
5.25%, 08/01/26	55	60,613
6.63%, 08/01/26(b)	55	60,943
Level 3 Financing Inc., 5.25%, 03/15/26 (Call 03/15/22)	25	25,757
Lumen Technologies Inc., 5.13%, 12/15/26 (Call 12/15/22)(a)	85	89,123
Sprint Corp., 7.63%, 03/01/26 (Call 11/01/25)	100	122,637
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)	85	85,581
2.63%, 04/15/26 (Call 04/15/23)	20	20,344

		897,231

Toys, Games & Hobbies — 0.2%
Mattel Inc., 3.38%, 04/01/26 (Call 04/01/23)(a)	25	25,885

Water — 0.2%
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 04/01/23)(a)	25	26,172

Total Corporate Bonds & Notes — 98.2% (Cost: $14,827,447)		15,044,658

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 9.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(e)(f)	1,373	$1,373,943
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	120	120,000

		1,493,943

Total Short-Term Investments — 9.7% (Cost: $1,494,058)		1,493,943

Total Investments in Securities — 107.9% (Cost: $16,321,505)		16,538,601

Other Assets, Less Liabilities — (7.9)%		(1,209,848)

Net Assets — 100.0%		$15,328,753

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 11/10/20	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$1,374,106	(b)	$—	$(48)	$(115)	$1,373,943	1,373	$890	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—		120,000	(b)	—	—	—	120,000	120	31		—

						$(48)	$(115)	$1,493,943		$921		$—

(a)	The Fund commenced operations on November 10, 2020.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® 2026 Term High Yield and Income ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$15,044,658	$—	$15,044,658
Money Market Funds	1,493,943	—	—	1,493,943

	$1,493,943	$15,044,658	$—	$16,538,601

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	39

Statements of Assets and Liabilities (unaudited)

April 30, 2021

	iShares iBonds 2021 Term High Yield and Income ETF	iShares iBonds 2022 Term High Yield and Income ETF	iShares iBonds 2023 Term High Yield and Income ETF	iShares iBonds 2024 Term High Yield and Income ETF

ASSETS

Investments in securities, at value (including securities on loan)(a):

Unaffiliated(b)	$37,482,621	$45,375,475	$45,978,234	$28,970,751

Affiliated(c)	8,557,482	6,453,675	5,412,553	4,421,991

Cash	8,035	227,710	2,512	9,665

Receivables:

Investments sold	—	289,812	—	—

Securities lending income — Affiliated	432	1,298	899	1,572

Dividends	51	26	14	13

Interest	523,518	553,911	772,406	469,503

Total assets	46,572,139	52,901,907	52,166,618	33,873,495

LIABILITIES

Collateral on securities loaned, at value	3,617,998	4,022,924	4,074,776	3,282,013

Payables:

Investments purchased	1,860,040	2,824,503	1,324,407	1,005,038

Investment advisory fees	10,922	12,611	12,201	8,024

Total liabilities	5,488,960	6,860,038	5,411,384	4,295,075

NET ASSETS	$41,083,179	$46,041,869	$46,755,234	$29,578,420

NET ASSETS CONSIST OF:

Paid-in capital	$41,651,476	$45,911,440	$46,415,714	$29,652,770

Accumulated earnings (loss)	(568,297)	130,429	339,520	(74,350)

NET ASSETS	$41,083,179	$46,041,869	$46,755,234	$29,578,420

Shares outstanding	1,700,000	1,900,000	1,900,000	1,200,000

Net asset value	$24.17	$24.23	$24.61	$24.65

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$3,455,267	$3,890,153	$3,919,025	$3,223,720

(b) Investments, at cost — Unaffiliated	$37,450,088	$44,756,357	$45,044,788	$28,177,923

(c) Investments, at cost — Affiliated	$8,557,248	$6,453,671	$5,411,938	$4,421,575

See notes to financial statements.

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

April 30, 2021

	iShares iBonds 2025 Term High Yield and Income ETF	iShares iBonds 2026 Term High Yield and Income ETF

ASSETS

Investments in securities, at value (including securities on loan)(a):

Unaffiliated(b)	$24,623,959	$15,044,658

Affiliated(c)	2,878,286	1,493,943

Cash	4,560	6,789

Receivables:

Investments sold	—	155,120

Securities lending income — Affiliated	790	270

Dividends	7	—

Interest	413,841	223,599

Total assets	27,921,443	16,924,379

LIABILITIES

Collateral on securities loaned, at value	2,318,877	1,374,106

Payables:

Investments purchased	510,448	217,136

Investment advisory fees	6,771	4,384

Total liabilities	2,836,096	1,595,626

NET ASSETS	$25,085,347	$15,328,753

NET ASSETS CONSIST OF:

Paid-in capital	$25,006,945	$15,096,489

Accumulated earnings	78,402	232,264

NET ASSETS	$25,085,347	$15,328,753

Shares outstanding	1,000,000	600,000

Net asset value	$25.09	$25.55

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$2,248,140	$1,325,431

(b) Investments, at cost — Unaffiliated	$23,742,146	$14,827,447

(c) Investments, at cost — Affiliated	$2,877,635	$1,494,058

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statements of Operations (unaudited)

Six Months Ended April 30, 2021

	iShares iBonds 2021 Term High Yield and Income ETF	iShares iBonds 2022 Term High Yield and Income ETF	iShares iBonds 2023 Term High Yield and Income ETF	iShares iBonds 2024 Term High Yield and Income ETF

INVESTMENT INCOME

Dividends — Affiliated	$249	$100	$74	$75

Interest — Unaffiliated	432,104	663,154	818,736	520,915

Securities lending income — Affiliated — net	2,648	5,106	4,296	5,464

Other income — Unaffiliated	—	475	700	2,500

Total investment income	435,001	668,835	823,806	528,954

EXPENSES

Investment advisory fees	57,985	58,833	50,768	35,155

Total expenses	57,985	58,833	50,768	35,155

Less:

Investment advisory fees waived	(861)	(350)	(291)	(264)

Total expenses after fees waived	57,124	58,483	50,477	34,891

Net investment income	377,877	610,352	773,329	494,063

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) from:

Investments — Unaffiliated	55,226	239,713	171,507	38,769

Investments — Affiliated	(335)	(325)	(425)	(277)

Net realized gain	54,891	239,388	171,082	38,492

Net change in unrealized appreciation (depreciation) on:

Investments — Unaffiliated	(29,003)	286,759	704,564	692,057

Investments — Affiliated	(187)	(315)	(353)	(190)

Net change in unrealized appreciation (depreciation)	(29,190)	286,444	704,211	691,867

Net realized and unrealized gain	25,701	525,832	875,293	730,359

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$403,578	$1,136,184	$1,648,622	$1,224,422

See notes to financial statements.

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended April 30, 2021

	iShares iBonds 2025 Term High Yield and Income ETF	iShares iBonds 2026 Term High Yield and Income ETF (a)

INVESTMENT INCOME

Dividends — Affiliated	$36	$31

Interest — Unaffiliated	548,803	269,843

Securities lending income — Affiliated — net	3,772	890

Other income — Unaffiliated	—	700

Total investment income	552,611	271,464

EXPENSES

Investment advisory fees	34,754	21,866

Total expenses	34,754	21,866

Less:

Investment advisory fees waived	(136)	(54)

Total expenses after fees waived	34,618	21,812

Net investment income	517,993	249,652

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) from:

Investments — Unaffiliated	69,756	453

Investments — Affiliated	(346)	(48)

Net realized gain	69,410	405

Net change in unrealized appreciation (depreciation) on:

Investments — Unaffiliated	682,584	217,211

Investments — Affiliated	(115)	(115)

Net change in unrealized appreciation (depreciation)	682,469	217,096

Net realized and unrealized gain	751,879	217,501

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,269,872	$467,153

(a)	For the period from November 10, 2020 (commencement of operations) to April 30, 2021.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Statements of Changes in Net Assets

	iShares iBonds 2021 Term High Yield and Income ETF		iShares iBonds 2022 Term High Yield and Income ETF

	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$377,877	$631,929	$610,352	$776,460
Net realized gain (loss)	54,891	(773,112)	239,388	(599,785)
Net change in unrealized appreciation (depreciation)	(29,190)	126,115	286,444	379,272

Net increase (decrease) in net assets resulting from operations	403,578	(15,068)	1,136,184	555,947

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(432,337)	(636,214)	(668,270)	(746,451)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	14,531,985	14,777,663	26,547,147	9,379,420

NET ASSETS
Total increase in net assets	14,503,226	14,126,381	27,015,061	9,188,916
Beginning of period	26,579,953	12,453,572	19,026,808	9,837,892

End of period	$41,083,179	$26,579,953	$46,041,869	$19,026,808

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares iBonds 2023 Term High Yield and Income ETF		iShares iBonds 2024 Term High Yield and Income ETF

	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$773,329	$756,119	$494,063	$625,296
Net realized gain (loss)	171,082	(847,890)	38,492	(1,028,239)
Net change in unrealized appreciation (depreciation)	704,211	270,583	691,867	(49,506)

Net increase (decrease) in net assets resulting from operations	1,648,622	178,812	1,224,422	(452,449)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(688,037)	(769,276)	(463,831)	(655,125)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	29,261,490	4,759,599	19,463,986	(2,142,843)

NET ASSETS
Total increase (decrease) in net assets	30,222,075	4,169,135	20,224,577	(3,250,417)
Beginning of period	16,533,159	12,364,024	9,353,843	12,604,260

End of period	$46,755,234	$16,533,159	$29,578,420	$9,353,843

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Statements of Changes in Net Assets (continued)

	iShares iBonds 2025 Term High Yield and Income ETF		iShares iBonds 2026 Term High Yield and Income ETF

	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20	Period From 11/10/20 to 04/30/21 (unaudited)	(a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$517,993	$791,768	$249,652
Net realized gain (loss)	69,410	(1,033,686)	405
Net change in unrealized appreciation (depreciation)	682,469	96,035	217,096

Net increase (decrease) in net assets resulting from operations	1,269,872	(145,883)	467,153

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(521,562)	(790,698)	(234,889)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	7,489,734	5,218,399	15,096,489

NET ASSETS
Total increase in net assets	8,238,044	4,281,818	15,328,753
Beginning of period	16,847,303	12,565,485	—

End of period	$25,085,347	$16,847,303	$15,328,753

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBonds 2021 Term High Yield and Income ETF

	Six Months Ended			Period From
	04/30/21		Year Ended	05/07/19	(a)
	(unaudited)		10/31/20	to 10/31/19

Net asset value, beginning of period	$24.16		$24.91	$25.00

Net investment income(b)	0.27		0.88	0.58
Net realized and unrealized gain (loss)(c)	0.07		(0.67)		(0.20)

Net increase from investment operations	0.34		0.21	0.38

Distributions(d)
From net investment income		(0.33)	(0.96)		(0.47)

Total distributions		(0.33)	(0.96)		(0.47)

Net asset value, end of period	$24.17		$24.16	$24.91

Total Return
Based on net asset value	1.41	%(e)	0.90%	1.54	%(e)

Ratios to Average Net Assets
Total expenses	0.35	%(f)	0.35%	0.35	%(f)

Total expenses after fees waived	0.34	%(f)	0.35%	0.35	%(f)

Net investment income	2.28	%(f)	3.66%	4.76	%(f)

Supplemental Data
Net assets, end of period (000)	$41,083		$26,580	$12,454

Portfolio turnover rate(g)	1	%(e)	50%	17	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds 2022 Term High Yield and Income ETF

	Six Months Ended			Period From
	04/30/21		Year Ended	05/07/19	(a)
	(unaudited)		10/31/20	to 10/31/19

Net asset value, beginning of period	$23.78		$24.59	$25.00

Net investment income(b)	0.43		1.32	0.64
Net realized and unrealized gain (loss)(c)	0.57		(0.83)		(0.51)

Net increase from investment operations	1.00		0.49	0.13

Distributions(d)
From net investment income		(0.55)	(1.30)		(0.54)

Total distributions		(0.55)	(1.30)		(0.54)

Net asset value, end of period	$24.23		$23.78	$24.59

Total Return
Based on net asset value	4.25	%(e)	2.15%	0.56	%(e)

Ratios to Average Net Assets
Total expenses	0.35	%(f)	0.35%	0.35	%(f)

Total expenses after fees waived	0.35	%(f)	0.35%	0.35	%(f)

Net investment income	3.63	%(f)	5.61%	5.34	%(f)

Supplemental Data
Net assets, end of period (000)	$46,042		$19,027	$9,838

Portfolio turnover rate(g)	22	%(e)	68%	14	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds 2023 Term High Yield and Income ETF

	Six Months Ended			Period From
	04/30/21		Year Ended	05/07/19	(a)
	(unaudited)		10/31/20	to 10/31/19

Net asset value, beginning of period	$23.62		$24.73	$25.00

Net investment income(b)	0.64		1.33	0.69
Net realized and unrealized gain (loss)(c)	1.01		(1.08)		(0.40)

Net increase from investment operations	1.65		0.25	0.29

Distributions(d)
From net investment income		(0.66)	(1.36)		(0.56)

Total distributions		(0.66)	(1.36)		(0.56)

Net asset value, end of period	$24.61		$23.62	$24.73

Total Return
Based on net asset value	7.05	%(e)	1.16%	1.19	%(e)

Ratios to Average Net Assets
Total expenses	0.35	%(f)	0.35%	0.35	%(f)

Total expenses after fees waived	0.35	%(f)	0.35%	0.35	%(f)

Net investment income	5.33	%(f)	5.67%	5.73	%(f)

Supplemental Data
Net assets, end of period (000)	$46,755		$16,533	$12,364

Portfolio turnover rate(g)	18	%(e)	51%	9	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds 2024 Term High Yield and Income ETF

	Six Months Ended			Period From
	04/30/21		Year Ended	05/07/19	(a)
	(unaudited)		10/31/20	to 10/31/19

Net asset value, beginning of period	$23.38		$25.21	$25.00

Net investment income(b)	0.59		1.33	0.68
Net realized and unrealized gain (loss)(c)	1.29		(1.79)	0.09

Net increase (decrease) from investment operations	1.88		(0.46)	0.77

Distributions(d)
From net investment income		(0.61)	(1.37)		(0.56)

Total distributions		(0.61)	(1.37)		(0.56)

Net asset value, end of period	$24.65		$23.38	$25.21

Total Return
Based on net asset value	8.07	%(e)	(1.72)%	3.08	%(e)

Ratios to Average Net Assets
Total expenses	0.35	%(f)	0.35%	0.35	%(f)

Total expenses after fees waived	0.35	%(f)	0.35%	0.35	%(f)

Net investment income	4.92	%(f)	5.61%	5.55	%(f)

Supplemental Data
Net assets, end of period (000)	$29,578		$9,354	$12,604

Portfolio turnover rate(g)	21	%(e)	42%	10	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds 2025 Term High Yield and Income ETF

	Six Months Ended			Period From
	04/30/21		Year Ended	05/07/19	(a)
	(unaudited)		10/31/20	to 10/31/19

Net asset value, beginning of period	$24.07		$25.13	$25.00

Net investment income(b)	0.64		1.37	0.71
Net realized and unrealized gain (loss)(c)	1.05		(0.99)	0.00	(d)

Net increase from investment operations	1.69		0.38	0.71

Distributions(e)
From net investment income		(0.67)	(1.44)		(0.58)

Total distributions		(0.67)	(1.44)		(0.58)

Net asset value, end of period	$25.09		$24.07	$25.13

Total Return
Based on net asset value	7.11	%(f)	1.71%	2.87	%(f)

Ratios to Average Net Assets
Total expenses	0.35	%(g)	0.35%	0.35	%(g)

Total expenses after fees waived	0.35	%(g)	0.35%	0.35	%(g)

Net investment income	5.22	%(g)	5.73%	5.84	%(g)

Supplemental Data
Net assets, end of period (000)	$25,085		$16,847	$12,565

Portfolio turnover rate(h)	14	%(f)	42%	5	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Rounds to less than $0.01.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds 2026 Term High Yield and Income ETF

	Period From 11/10/20 to 04/30/21 (unaudited)	(a)

Net asset value, beginning of period	$25.00

Net investment income(b)	0.47
Net realized and unrealized gain(c)	0.52

Net increase from investment operations	0.99

Distributions
From net investment income	(0.44)

Total distributions	(0.44)

Net asset value, end of period	$25.55

Total Return
Based on net asset value	4.01	%(d)

Ratios to Average Net Assets
Total expenses	0.35	%(e)

Total expenses after fees waived	0.35	%(e)

Net investment income	4.00	%(e)

Supplemental Data
Net assets, end of period (000)	$15,329

Portfolio turnover rate(f)	16	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

iBonds 2021 Term High Yield and Income	Non-diversified
iBonds 2022 Term High Yield and Income	Non-diversified
iBonds 2023 Term High Yield and Income	Non-diversified
iBonds 2024 Term High Yield and Income	Non-diversified
iBonds 2025 Term High Yield and Income	Non-diversified
iBonds 2026 Term High Yield and Income(a)	Non-diversified

(a)	The Fund commenced operations on November 10, 2020.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements (unaudited) (continued)

of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

iBonds 2021 Term High Yield and Income
BMO Capital Markets	$14,077	$14,077		$—	$—
JPMorgan Securities LLC	2,727,269	2,727,269		—	—
Morgan Stanley & Co. LLC	713,921	713,921		—	—

	$3,455,267	$3,455,267		$—	$—

iBonds 2022 Term High Yield and Income
Barclays Capital Inc.	$1,087,354	$1,087,354		$—	$—
BMO Capital Markets	241,267	241,267		—	—
BofA Securities, Inc.	118,943	118,943		—	—
Citigroup Global Markets Inc.	138,351	138,351		—	—
JPMorgan Securities LLC	1,710,898	1,710,898		—	—
Morgan Stanley & Co. LLC	542,841	542,841		—	—
Pershing LLC	50,499	50,499		—	—

	$3,890,153	$3,890,153		$—	$—

iBonds 2023 Term High Yield and Income
Barclays Capital Inc.	$147,724	$147,724		$—	$—
BMO Capital Markets	100,265	100,265		—	—
BNP Paribas Prime Brokerage International Ltd.	367,061	367,061		—	—
BofA Securities, Inc.	589	589		—	—
Citigroup Global Markets Inc.	36,474	36,474		—	—
Credit Suisse Securities (USA) LLC	397,067	397,067		—	—
Goldman Sachs & Co.	1,021,028	1,021,028		—	—
JPMorgan Securities LLC	976,979	976,979		—	—
Morgan Stanley & Co. LLC	489,759	489,759		—	—
Scotia Capital (USA) Inc.	382,079	382,079		—	—

	$3,919,025	$3,919,025		$—	$—

iBonds 2024 Term High Yield and Income
Barclays Capital Inc.	$385,081	$339,239		$—	$(45,842	)(b)
BofA Securities, Inc.	257,583	257,583		—	—
Citadel Clearing LLC	23,600	23,600		—	—
Citigroup Global Markets Inc.	16,477	16,477		—	—
Credit Suisse Securities (USA) LLC	184,328	184,328		—	—
Goldman Sachs & Co.	1,087,255	1,087,255		—	—
Jefferies LLC	77,848	77,848		—	—
JPMorgan Securities LLC	1,085,281	1,085,281		—	—
Morgan Stanley & Co. LLC	106,267	106,267		—	—

	$3,223,720	$3,177,878		$—	$(45,842)

iBonds 2025 Term High Yield and Income
Barclays Capital Inc.	$194,726	$194,726		$—	$—
BNP Paribas Prime Brokerage International Ltd.	72,513	72,513		—	—
BofA Securities, Inc.	25,644	25,644		—	—
Citadel Clearing LLC	29,769	29,769		—	—
Citigroup Global Markets Inc.	15,990	15,990		—	—
Credit Suisse Securities (USA) LLC	63,851	63,851		—	—
Goldman Sachs & Co.	720,450	720,450		—	—
JPMorgan Securities LLC	984,416	984,416		—	—
Morgan Stanley & Co. LLC	140,781	140,781		—	—

	$2,248,140	$2,248,140		$—	$—

iBonds 2026 Term High Yield and Income
Barclays Bank PLC	$96,135	$96,135		$—	$—
BMO Capital Markets	38,857	38,857		—	—
Credit Suisse Securities (USA) LLC	31,509	31,509		—	—
Goldman Sachs & Co.	799,890	799,890		—	—
RBC Capital Markets LLC	359,040	359,040		—	—

	$1,325,431	$1,325,431		$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements (unaudited) (continued)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of April 30, 2021. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.35%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

iBonds 2021 Term High Yield and Income	$861
iBonds 2022 Term High Yield and Income	350
iBonds 2023 Term High Yield and Income	291
iBonds 2024 Term High Yield and Income	264
iBonds 2025 Term High Yield and Income	136
iBonds 2026 Term High Yield and Income	54

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended April 30, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

iBonds 2021 Term High Yield and Income	$906
iBonds 2022 Term High Yield and Income	1,631
iBonds 2023 Term High Yield and Income	1,557
iBonds 2024 Term High Yield and Income	1,604
iBonds 2025 Term High Yield and Income	1,264
iBonds 2026 Term High Yield and Income	376

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

iBonds 2021 Term High Yield and Income	$102,166	$6,631,020
iBonds 2022 Term High Yield and Income	7,178,455	7,489,045
iBonds 2023 Term High Yield and Income	5,790,680	5,268,314
iBonds 2024 Term High Yield and Income	4,269,610	4,225,234
iBonds 2025 Term High Yield and Income	2,819,835	2,801,756
iBonds 2026 Term High Yield and Income	9,640,324	2,094,077

For the six months ended April 30, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

iBonds 2021 Term High Yield and Income	$14,224,240	$—
iBonds 2022 Term High Yield and Income	26,015,529	—
iBonds 2023 Term High Yield and Income	28,397,216	—
iBonds 2024 Term High Yield and Income	19,119,106	—
iBonds 2025 Term High Yield and Income	7,327,277	—
iBonds 2026 Term High Yield and Income	7,374,729	—

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

iBonds 2021 Term High Yield and Income	$652,399
iBonds 2022 Term High Yield and Income	735,106
iBonds 2023 Term High Yield and Income	906,272
iBonds 2024 Term High Yield and Income	922,647
iBonds 2025 Term High Yield and Income	938,284

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements (unaudited) (continued)

As of April 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

iBonds 2021 Term High Yield and Income	$46,062,020	$64,071	$(85,988)	$(21,917)
iBonds 2022 Term High Yield and Income	51,254,159	640,375	(65,384)	574,991
iBonds 2023 Term High Yield and Income	50,497,003	1,030,817	(137,033)	893,784
iBonds 2024 Term High Yield and Income	32,703,489	765,313	(76,060)	689,253
iBonds 2025 Term High Yield and Income	26,663,066	867,360	(28,181)	839,179
iBonds 2026 Term High Yield and Income	16,370,912	225,758	(58,069)	167,689

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

The Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition.

58	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/21		Year Ended 10/31/20

iShares ETF	Shares	Amount	Shares	Amount

iBonds 2021 Term High Yield and Income
Shares sold	600,000	$14,531,985	800,000	$19,441,959
Shares redeemed	—	—	(200,000)	(4,664,296)

Net increase	600,000	$14,531,985	600,000	$14,777,663

iBonds 2022 Term High Yield and Income
Shares sold	1,100,000	$26,547,147	700,000	$16,128,396
Shares redeemed	—	—	(300,000)	(6,748,976)

Net increase	1,100,000	$26,547,147	400,000	$9,379,420

iBonds 2023 Term High Yield and Income
Shares sold	1,200,000	$29,261,490	400,000	$9,203,670
Shares redeemed	—	—	(200,000)	(4,444,071)

Net increase	1,200,000	$29,261,490	200,000	$4,759,599

iBonds 2024 Term High Yield and Income
Shares sold	800,000	$19,463,986	100,000	$2,303,087
Shares redeemed	—	—	(200,000)	(4,445,930)

Net increase (decrease)	800,000	$19,463,986	(100,000)	$(2,142,843)

iBonds 2025 Term High Yield and Income
Shares sold	300,000	$7,489,734	900,000	$21,196,356
Shares redeemed	—	—	(700,000)	(15,977,957)

Net increase	300,000	$7,489,734	200,000	$5,218,399

	Period Ended 04/30/21

iShares ETF	Shares	Amount

iBonds 2026 Term High Yield and Income
Shares sold	600,000	$15,096,489

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Board Review and Approval of Investment Advisory Contract

iShares iBonds 2026 Term High Yield and Income ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the overall fund expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares

60	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	61

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares iBonds 2021 Term High Yield and Income ETF, iShares iBonds 2022 Term High Yield and Income ETF, iShares iBonds 2023 Term High Yield and Income ETF, iShares iBonds 2024 Term High Yield and Income ETF and iShares iBonds 2025 Term High Yield and Income ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

62	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

iBonds 2021 Term High Yield and Income(a)	$0.317828	$—	$0.010632	$0.328460	97%	—%	3%		100%
iBonds 2022 Term High Yield and Income(a)	0.515120	—	0.035087	0.550207	94	—	6		100
iBonds 2023 Term High Yield and Income(a)	0.652470	—	0.002832	0.655302	100	—	0	(b)	100
iBonds 2024 Term High Yield and Income	0.606341	—	—	0.606341	100	—	—		100
iBonds 2025 Term High Yield and Income	0.670514	—	—	0.670514	100	—	—		100
iBonds 2026 Term High Yield and Income	0.443580	—	—	0.443580	100	—	—		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

S U P P L E M E N T A L I N F O R M A T I O N	63

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

64	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	65

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1023-0421

APRIL 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares iBonds Dec 2021 Term Corporate ETF | IBDM | NYSE Arca
•	iShares iBonds Dec 2022 Term Corporate ETF | IBDN | NYSE Arca
•	iShares iBonds Dec 2023 Term Corporate ETF | IBDO | NYSE Arca
•	iShares iBonds Dec 2024 Term Corporate ETF | IBDP | NYSE Arca
•	iShares iBonds Dec 2025 Term Corporate ETF | IBDQ | NYSE Arca
•	iShares iBonds Dec 2026 Term Corporate ETF | IBDR | NYSE Arca
•	iShares iBonds Dec 2027 Term Corporate ETF | IBDS | NYSE Arca
•	iShares iBonds Dec 2028 Term Corporate ETF | IBDT | NYSE Arca
•	iShares iBonds Dec 2029 Term Corporate ETF | IBDU | NYSE Arca
•	iShares iBonds Dec 2030 Term Corporate ETF | IBDV | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2021 reflected a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the response to the virus’s spread was well underway, and countries around the world felt the effect of economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses were imposed in many parts of the world, workers were laid off, and unemployment claims spiked, causing a global recession.

As May 2020 began, stocks had just begun to recover from the lowest point following the onset of the pandemic. This recovery continued throughout the reporting period, as businesses continued re-opening and governments learned to adapt to life with the virus. Equity prices rose through the summer, fed by strong fiscal and monetary support and improving economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns late in the reporting period, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by announcing that inflation could exceed its 2% target for a sustained period without triggering a rate increase. To stabilize credit markets, the Fed also continued purchasing significant quantities of bonds, as did other influential central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in technology, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are underweight overall on credit, global high-yield and Asian bonds present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	28.85%	45.98%

U.S. small cap equities (Russell 2000® Index)	48.06	74.91

International equities (MSCI Europe, Australasia, Far East Index)	28.84	39.88

Emerging market equities (MSCI Emerging Markets Index)	22.95	48.71

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.05	0.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.26)	(7.79)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.52)	(0.27)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.42	7.40

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.98	19.57

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2021	iShares® iBonds® Dec 2021 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2021 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2021, as represented by the Bloomberg Barclays December 2021 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	0.19%	1.54%	2.37%	2.51%	1.54%	12.45%	16.46%
Fund Market	0.11	1.33	2.23	2.50	1.33	11.66	16.36
Index	0.25	1.69	2.49	2.65	1.69	13.09	17.41

The inception date of the Fund was 3/10/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,001.90	$0.45		$1,000.00	$1,024.30	$0.45		0.09%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	0.8%
Aa	13.5
A	34.5
Baa	32.4
Ba	0.3
Not Rated	0.5
Short-Term and Other Assets	18.0

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Oracle Corp., 1.90%, 09/15/21	2.8%
Deutsche Bank AG/New York NY, 4.25%, 10/14/21	2.5
Citigroup Inc., 2.90%, 12/08/21	2.4
Credit Suisse AG/New York NY, 3.00%, 10/29/21	2.4
Morgan Stanley, 2.63%, 11/17/21	2.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2021	iShares® iBonds® Dec 2022 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2022 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2022, as represented by the Bloomberg Barclays December 2022 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	0.41%	2.88%	3.03%	3.17%	2.88%	16.12%	21.13%
Fund Market	0.33	2.63	2.95	3.17	2.63	15.62	21.15
Index	0.47	3.04	3.15	3.28	3.04	16.79	21.88

The inception date of the Fund was 3/10/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,004.10	$0.50		$1,000.00	$1,024.30	$0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	1.2%
Aa	10.5
A	45.2
Baa	38.3
Ba	1.0
Not Rated	1.8
Short-Term and Other Assets	2.0

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Wells Fargo & Co., 3.50%, 03/08/22	2.0%
Goldman Sachs Group Inc. (The), 5.75%, 01/24/22	1.3
AbbVie Inc., 3.25%, 10/01/22	0.9
AbbVie Inc., 2.90%, 11/06/22	0.8
Morgan Stanley, 2.75%, 05/19/22	0.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2021	iShares® iBonds® Dec 2023 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2023 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2023, as represented by the Bloomberg Barclays December 2023 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	0.73%	4.34%	3.78%	3.78%	4.34%	20.39%	25.62%
Fund Market	0.65	4.05	3.63	3.79	4.05	19.52	25.62
Index	0.79	4.47	3.91	3.84	4.47	21.11	26.02

The inception date of the Fund was 3/11/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,007.30	$0.50		$1,000.00	$1,024.30	$0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	1.4%
Aa	12.1
A	39.7
Baa	42.3
Ba	0.7
Not Rated	1.6
Short-Term and Other Assets	2.2

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Apple Inc., 2.40%, 05/03/23	1.0%
Dell International LLC/EMC Corp., 5.45%, 06/15/23	0.8
Bank of America Corp., 3.30%, 01/11/23	0.8
Verizon Communications Inc., 5.15%, 09/15/23	0.8
Natwest Group PLC, 3.88%, 09/12/23	0.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2021	iShares® iBonds® Dec 2024 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2024 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2024, as represented by the Bloomberg Barclays December 2024 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	1.15%	5.89%	4.29%	4.14%	5.89%	23.36%	28.29%

Fund Market	1.30	5.68	4.17	4.15	5.68	22.65	28.39

Index	1.26	6.18	4.46	4.32	6.18	24.36	29.65

The inception date of the Fund was 3/11/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,011.50	$0.50		$1,000.00	$1,024.30	$0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	0.5%
Aa	7.6
A	39.6
Baa	46.7
Ba	1.8
B	0.1
Not Rated	1.9
Short-Term and Other Assets	1.8

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

AbbVie Inc., 2.60%, 11/21/24	0.9%
Bank of America Corp., 4.20%, 08/26/24	0.7
JPMorgan Chase & Co., 3.88%, 09/10/24	0.7
Morgan Stanley, 3.70%, 10/23/24	0.7
Morgan Stanley, Series F, 3.88%, 04/29/24	0.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of April 30, 2021	iShares® iBonds® Dec 2025 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2025 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2025, as represented by the Bloomberg Barclays December 2025 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	0.70%	6.21%	4.78%	4.60%	6.21%	26.29%	31.81%

Fund Market	0.70	5.99	4.69	4.61	5.99	25.77	31.91

Index	0.76	6.35	4.84	4.66	6.35	26.66	32.27

The inception date of the Fund was 3/11/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,007.00	$0.50		$1,000.00	$1,024.30	$0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	1.0%
Aa	7.2
A	35.7
Baa	52.5
Ba	1.5
Not Rated	1.0
Short-Term and Other Assets	1.1

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25	0.9%
Visa Inc., 3.15%, 12/14/25	0.8
AbbVie Inc., 3.60%, 05/14/25	0.7
Morgan Stanley, 4.00%, 07/23/25	0.6
T-Mobile USA Inc., 3.50%, 04/15/25	0.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2021	iShares® iBonds® Dec 2026 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2026 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2026, as represented by the Bloomberg Barclays December 2026 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	0.34%	6.42%	4.66%	6.42%	23.48%
Fund Market	0.34	6.24	4.70	6.24	23.67
Index	0.43	6.62	4.79	6.62	24.18

The inception date of the Fund was 9/13/16. The first day of secondary market trading was 9/15/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,003.40	$0.50		$1,000.00	$1,024.30	$0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	1.2%
Aa	7.4
A	33.6
Baa	53.7
Ba	1.4
B	0.0
Not Rated	1.4
Short-Term and Other Assets	1.3

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Dell International LLC/EMC Corp., 6.02%, 06/15/26	1.1%
AbbVie Inc., 2.95%, 11/21/26	0.9
Microsoft Corp., 2.40%, 08/08/26	0.8
Wells Fargo & Co., 3.00%, 04/22/26	0.8
Wells Fargo & Co., 3.00%, 10/23/26	0.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of April 30, 2021	iShares® iBonds® Dec 2027 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2027 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2027, as represented by the Bloomberg Barclays December 2027 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	0.76%	7.29%	5.43%	7.29%	21.20%
Fund Market	0.83	7.43	5.50	7.43	21.47
Index	0.87	7.36	5.49	7.36	21.44

The inception date of the Fund was 9/12/17. The first day of secondary market trading was 9/14/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,007.60	$0.50		$1,000.00	$1,024.30	$0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	1.6%
Aa	5.3
A	32.4
Baa	57.7
Ba	0.3
B	0.0
Not Rated	1.4
Short-Term and Other Assets	1.3

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27	1.2%
Citigroup Inc., 4.45%, 09/29/27	1.2
T-Mobile USA Inc., 3.75%, 04/15/27	1.1
BAT Capital Corp., 3.56%, 08/15/27	1.0
Microsoft Corp., 3.30%, 02/06/27	1.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2021	iShares® iBonds® Dec 2028 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2028 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2028, as represented by the Bloomberg Barclays December 2028 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(0.24)%	6.37%	8.56%	6.37%	23.98%
Fund Market	(0.07)	6.27	8.71	6.27	24.42
Index	(0.10)	6.51	8.61	6.51	24.12

The inception date of the Fund was 9/18/18. The first day of secondary market trading was 9/20/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 997.60	$ 0.50		$ 1,000.00	$ 1,024.30	$ 0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	0.4%
Aa	4.4
A	27.2
Baa	64.0
Ba	1.8
Not Rated	1.1
Short-Term and Other Assets	1.1

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
CVS Health Corp., 4.30%, 03/25/28	2.5%
Verizon Communications Inc., 4.33%, 09/21/28	1.6
Cigna Corp., 4.38%, 10/15/28	1.5
Comcast Corp., 4.15%, 10/15/28	1.4
Raytheon Technologies Corp., 4.13%, 11/16/28	1.3

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

Fund Summary as of April 30, 2021	iShares® iBonds® Dec 2029 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2029 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2029, as represented by the Bloomberg Barclays December 2029 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(0.95)%	5.64%	5.71%	5.64%	9.42%
Fund Market	(0.98)	5.42	5.77	5.42	9.53
Index	(0.81)	5.83	5.73	5.83	9.44

The inception date of the Fund was 9/17/19. The first day of secondary market trading was 9/19/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 990.50	$ 0.49		$ 1,000.00	$ 1,024.30	$ 0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	0.1%
Aa	4.2
A	32.6
Baa	57.3
Ba	2.3
Not Rated	2.4
Short-Term and Other Assets	1.1

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
AbbVie Inc., 3.20%, 11/21/29	1.9%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29	1.6
Bristol-Myers Squibb Co., 3.40%, 07/26/29	1.3
Verizon Communications Inc., 4.02%, 12/03/29	1.3
Wells Fargo & Co., 4.15%, 01/24/29	1.3

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2021	iShares® iBonds® Dec 2030 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2030 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar denominated, investment grade corporate bonds maturing in 2030, as represented by the Bloomberg Barclays December 2030 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns
	6 Months	Since Inception
Fund NAV	(1.55)%	0.44%
Fund Market	(1.51)	0.56
Index	(1.52)	0.37

The inception date of the Fund was 6/23/20. The first day of secondary market trading was 6/25/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 984.50	$ 0.49		$ 1,000.00	$ 1,024.30	$ 0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	0.2%
Aa	4.9
A	30.3
Baa	61.7
Ba	0.7
B	0.1
Not Rated	1.1
Short-Term and Other Assets	1.0

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
T-Mobile USA Inc., 3.88%, 04/15/30	1.8%
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	1.3
Boeing Co. (The), 5.15%, 05/01/30	1.0
British Telecommunications PLC, 9.63%, 12/15/30	0.8
Broadcom Inc., 4.15%, 11/15/30	0.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	13

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 3.75%, 10/01/21	$2,135	$2,165,296

Aerospace & Defense — 1.3%
Boeing Co. (The)
2.30%, 08/01/21(a)	2,830	2,841,971
2.35%, 10/30/21	3,893	3,925,623
8.75%, 08/15/21	214	219,033
General Dynamics Corp.
3.00%, 05/11/21	7,459	7,463,103
3.88%, 07/15/21 (Call 06/01/21)(a)	1,832	1,837,001
Lockheed Martin Corp., 3.35%, 09/15/21(a)	2,594	2,623,338

		18,910,069

Agriculture — 0.6%
Altria Group Inc., 4.75%, 05/05/21	4,173	4,173,000
Philip Morris International Inc.
2.90%, 11/15/21(a)	4,117	4,175,256
4.13%, 05/17/21	670	670,951

		9,019,207

Auto Manufacturers — 5.2%
American Honda Finance Corp.
1.65%, 07/12/21(a)	2,682	2,689,161
1.70%, 09/09/21(a)	6,843	6,877,899
3.38%, 12/10/21(a)	2,042	2,080,533
General Motors Financial Co. Inc.
3.20%, 07/06/21 (Call 06/06/21)	16,293	16,333,081
4.20%, 11/06/21	19,491	19,859,575
4.38%, 09/25/21	7,882	8,003,777
PACCAR Financial Corp.
3.10%, 05/10/21	1,258	1,258,616
3.15%, 08/09/21(a)	1,448	1,459,236
Toyota Motor Corp., 3.18%, 07/20/21(a)	3,210	3,229,806
Toyota Motor Credit Corp.
1.80%, 10/07/21(a)	1,675	1,685,888
2.75%, 05/17/21(a)	2,742	2,744,550
3.40%, 09/15/21(a)	7,889	7,977,593

		74,199,715

Banks — 33.5%
Associated Bank N.A./Green Bay WI, 3.50%, 08/13/21 (Call 07/13/21)	8,650	8,702,160
Australia & New Zealand Banking Group Ltd., 3.30%, 05/17/21	2,572	2,574,906
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21(a)	3,725	3,730,699
2.55%, 11/23/21(a)	4,410	4,466,580
Bank of America Corp., 5.00%, 05/13/21(a)	3,633	3,637,360
Bank of Montreal, 1.90%, 08/27/21(a)	11,155	11,213,898
Bank of New York Mellon Corp. (The), 3.55%, 09/23/21 (Call 08/23/21)(a)	4,515	4,561,459
Bank of Nova Scotia (The), 2.80%, 07/21/21(a)	3,477	3,496,124
Barclays PLC, 3.20%, 08/10/21(a)	6,271	6,322,171
BBVA USA, 3.50%, 06/11/21 (Call 05/11/21)(a)	1,976	1,977,245
BPCE SA, 2.75%, 12/02/21	17,931	18,189,027
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	1,750	1,759,293
2.95%, 07/23/21 (Call 06/23/21)	840	843,032
Citibank N.A., 3.40%, 07/23/21 (Call 06/23/21)(a)	4,312	4,330,714

Security	Par (000)	Value

Banks (continued)
Citigroup Inc.
2.35%, 08/02/21(a)	$6,495	$6,528,644
2.90%, 12/08/21 (Call 11/08/21)(a)	33,894	34,355,636
Citizens Financial Group Inc., 2.38%, 07/28/21 (Call 06/28/21)	2,139	2,145,631
Cooperatieve Rabobank UA, 1.88%, 07/19/21(b)	316	317,081
Credit Suisse AG/New York NY
2.10%, 11/12/21	15,413	15,554,800
3.00%, 10/29/21	33,144	33,566,586
Deutsche Bank AG, 3.38%, 05/12/21	3,751	3,753,326
Deutsche Bank AG/New York NY
3.38%, 05/12/21(a)	4,076	4,078,568
4.25%, 10/14/21	35,732	36,309,072
Discover Bank, 3.20%, 08/09/21 (Call 07/09/21)(a)	2,545	2,557,903
Fifth Third Bank NA
2.25%, 06/14/21 (Call 05/15/21)	4,133	4,135,521
2.88%, 10/01/21 (Call 09/01/21)(a)	2,869	2,893,501
3.35%, 07/26/21 (Call 06/28/21)(a)	2,240	2,250,304
Goldman Sachs Group Inc. (The), 5.25%, 07/27/21(a)	14,385	14,551,722
HSBC Holdings PLC, 2.95%, 05/25/21	150	150,234
JPMorgan Chase & Co.
4.35%, 08/15/21(a)	10,897	11,023,296
4.63%, 05/10/21(a)	5,969	5,973,357
KeyBank N.A./Cleveland OH
2.50%, 11/22/21(a)	4,491	4,547,227
3.35%, 06/15/21(a)	1,516	1,521,443
Lloyds Bank PLC, 3.30%, 05/07/21	113	113,029
Lloyds Banking Group PLC, 3.10%, 07/06/21	9,768	9,816,156
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	16,068	16,180,476
3.54%, 07/26/21(a)	4,103	4,134,224
Mizuho Financial Group Inc., 2.27%, 09/13/21(a)	8,096	8,154,858
Morgan Stanley
2.63%, 11/17/21	31,095	31,496,437
5.50%, 07/28/21(a)	18,084	18,314,571
National Australia Bank Ltd./New York
1.88%, 07/12/21(a)	6,616	6,637,502
3.38%, 09/20/21(a)	4,956	5,014,431
3.70%, 11/04/21(a)	2,687	2,733,270
Northern Trust Corp., 3.38%, 08/23/21(a)	1,067	1,077,297
PNC Bank N.A., 2.55%, 12/09/21 (Call 11/09/21)(a)	5,385	5,449,566
Santander Holdings USA Inc., 4.45%, 12/03/21 (Call 11/03/21)	10,800	11,011,356
Santander UK Group Holdings PLC, 2.88%, 08/05/21	8,677	8,734,268
Santander UK PLC
3.40%, 06/01/21	3,284	3,291,619
3.75%, 11/15/21(a)	1,773	1,805,322
Skandinaviska Enskilda Banken AB, 1.88%, 09/13/21(a)	4,252	4,277,214
State Street Corp., 1.95%, 05/19/21	2,935	2,937,231
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21(a)	7,431	7,457,454
2.44%, 10/19/21(a)	10,543	10,646,954
Svenska Handelsbanken AB
1.88%, 09/07/21	3,404	3,423,335
3.35%, 05/24/21(a)	5,927	5,937,491
Toronto-Dominion Bank (The)
1.80%, 07/13/21(a)	5,573	5,590,332
3.25%, 06/11/21(a)	3,172	3,181,992
Truist Financial Corp., 3.20%, 09/03/21 (Call 08/03/21)	4,169	4,199,726

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
U.S. Bank N.A./Cincinnati OH, 3.45%, 11/16/21 (Call 10/15/21)(a)	$4,400	$4,463,976
Wells Fargo & Co., 2.10%, 07/26/21	11,209	11,256,862
Wells Fargo Bank N.A., 3.63%, 10/22/21 (Call 09/21/21)	7,222	7,315,019
Westpac Banking Corp.
2.00%, 08/19/21(a)	5,004	5,030,171
2.10%, 05/13/21	5,945	5,947,854

		477,648,513

Beverages — 1.1%
Keurig Dr Pepper Inc., 3.55%, 05/25/21	6,729	6,741,920
Molson Coors Beverage Co., 2.10%, 07/15/21 (Call 06/15/21)(a)	3,437	3,443,668
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)(a)	3,612	3,630,277
3.00%, 08/25/21(a)	2,364	2,385,181

		16,201,046

Biotechnology — 0.8%
Gilead Sciences Inc., 4.40%, 12/01/21 (Call 09/01/21)(a)	11,317	11,466,384

Chemicals — 2.0%
Air Products and Chemicals Inc., 3.00%, 11/03/21	1,069	1,083,592
Celanese U.S. Holdings LLC, 5.88%, 06/15/21	1,037	1,043,077
Eastman Chemical Co., 3.50%, 12/01/21(a)	25,385	25,842,691
Mosaic Co. (The), 3.75%, 11/15/21 (Call 08/15/21)	1,255	1,266,383

		29,235,743

Commercial Services — 0.4%
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	1,547	1,547,000
3.60%, 08/15/21(a)	2,633	2,657,092
Verisk Analytics Inc., 5.80%, 05/01/21	1,033	1,033,000

		5,237,092

Computers — 1.5%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)	6,648	6,664,022
2.85%, 05/06/21(a)	8,319	8,320,164
Hewlett Packard Enterprise Co., 3.50%, 10/05/21 (Call 09/05/21)(a)	4,812	4,862,093
HP Inc., 4.65%, 12/09/21	1,385	1,419,154

		21,265,433

Cosmetics & Personal Care — 0.2%
Procter & Gamble Co. (The), 1.70%, 11/03/21(a)	3,098	3,121,545

Diversified Financial Services — 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.00%, 10/01/21	3,038	3,092,563
Air Lease Corp., 3.38%, 06/01/21	2,632	2,637,685
American Express Co., 3.70%, 11/05/21 (Call 10/05/21)(a)	5,051	5,124,795
Capital One Financial Corp., 4.75%, 07/15/21	5,856	5,908,294
Charles Schwab Corp. (The), 3.25%, 05/21/21 (Call 05/11/21)(a)	2,111	2,112,225
Mastercard Inc., 2.00%, 11/21/21 (Call 10/21/21)(a)	2,437	2,457,227
Synchrony Financial, 3.75%, 08/15/21 (Call 06/15/21)	2,293	2,302,057

		23,634,846

Electric — 6.4%
American Electric Power Co. Inc., Series I, 3.65%, 12/01/21	2,703	2,753,438
Baltimore Gas & Electric Co., 3.50%, 11/15/21 (Call 08/15/21)(a)	3,185	3,212,678

Security	Par (000)	Value

Electric (continued)
CenterPoint Energy Houston Electric LLC, 1.85%, 06/01/21 (Call 05/01/21)(a)	$1,584	$1,584,000
CenterPoint Energy Inc., 3.60%, 11/01/21(a)	2,707	2,749,743
Commonwealth Edison Co., 3.40%, 09/01/21 (Call 06/01/21)	978	980,308
Consolidated Edison Inc., 2.00%, 05/15/21(a)	1,945	1,945,992
Dominion Energy Inc.
2.72%, 08/15/21(c)	13,141	13,227,599
Series C, 2.00%, 08/15/21 (Call 07/15/21)(a)	2,601	2,609,479
Duke Energy Carolinas LLC, 3.90%, 06/15/21 (Call 06/01/21)	1,560	1,564,274
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)(a)	3,298	3,310,137
3.55%, 09/15/21 (Call 06/15/21)(a)	5,483	5,503,013
Duke Energy Florida LLC, 3.10%, 08/15/21 (Call 06/01/21)(a)	755	756,623
Duke Energy Progress LLC, 3.00%, 09/15/21 (Call 06/15/21)(a)	1,479	1,483,600
Emera U.S. Finance LP, 2.70%, 06/15/21 (Call 06/01/21)(a)	3,362	3,367,850
NextEra Energy Capital Holdings Inc., 2.40%, 09/01/21	17,035	17,155,778
Ohio Power Co., Series M, 5.38%, 10/01/21(a)	2,264	2,310,276
PacifiCorp, 3.85%, 06/15/21 (Call 06/01/21)(a)	1,224	1,227,329
PECO Energy Co., 1.70%, 09/15/21 (Call 08/15/21)(a)	586	588,321
PPL Electric Utilities Corp., 3.00%, 09/15/21 (Call 06/15/21)	1,170	1,173,650
PSEG Power LLC, 3.00%, 06/15/21 (Call 06/01/21)(a)	3,816	3,823,289
Public Service Enterprise Group Inc., 2.00%, 11/15/21 (Call 10/15/21)	1,060	1,068,014
Puget Energy Inc., 6.00%, 09/01/21(a)	5,013	5,101,379
San Diego Gas & Electric Co., 3.00%, 08/15/21(a)	1,248	1,257,335
Southern California Edison Co., 3.88%, 06/01/21(a)	2,798	2,805,415
Southern Co. (The), 2.35%, 07/01/21 (Call 06/01/21)	6,174	6,183,693
Southern Power Co., Series E, 2.50%, 12/15/21 (Call 11/15/21)(a)	1,674	1,693,720
Wisconsin Electric Power Co., 2.95%, 09/15/21 (Call 06/15/21)(a)	496	497,533
Wisconsin Public Service Corp., 3.35%, 11/21/21	1,403	1,426,444

		91,360,910

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.63%, 12/01/21 (Call 11/01/21)(a)	1,918	1,939,999

Electronics — 0.5%
Avnet Inc., 3.75%, 12/01/21 (Call 05/03/21)(a)	902	917,289
Honeywell International Inc., 1.85%, 11/01/21 (Call 10/01/21)(a)	6,789	6,833,875

		7,751,164

Food — 1.5%
General Mills Inc., 3.15%, 12/15/21 (Call 09/15/21)(a)	5,978	6,038,736
Hershey Co. (The), 3.10%, 05/15/21(a)	1,136	1,137,000
JM Smucker Co. (The), 3.50%, 10/15/21(a)	6,171	6,257,888
Kroger Co. (The), 2.95%, 11/01/21 (Call 10/01/21)	2,452	2,478,432
Sysco Corp., 2.50%, 07/15/21 (Call 06/15/21)	2,671	2,677,624
Tyson Foods Inc., 2.25%, 08/23/21 (Call 07/23/21)(a)	2,434	2,444,442

		21,034,122

Gas — 0.2%
Southern Co. Gas Capital Corp., 3.50%, 09/15/21 (Call 06/15/21)(a)	3,506	3,518,797

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products — 0.2%
Baxter International Inc., 1.70%, 08/15/21 (Call 07/15/21)(a)	$1,865	$1,870,501
Zimmer Biomet Holdings Inc., 3.38%, 11/30/21 (Call 08/30/21)	1,475	1,489,175

		3,359,676

Health Care - Services — 0.6%
Anthem Inc., 3.70%, 08/15/21 (Call 05/15/21)(a)	2,441	2,443,539
UnitedHealth Group Inc.
2.88%, 12/15/21(a)	3,325	3,378,832
3.15%, 06/15/21(a)	1,830	1,836,130
3.38%, 11/15/21 (Call 08/15/21)	1,616	1,629,752

		9,288,253

Home Furnishings — 0.1%
Whirlpool Corp., 4.85%, 06/15/21(a)	1,060	1,065,448

Household Products & Wares — 0.1%
Clorox Co. (The), 3.80%, 11/15/21(a)	809	823,942

Insurance — 0.7%
Berkshire Hathaway Inc., 3.75%, 08/15/21(a)	1,153	1,164,276
Progressive Corp. (The), 3.75%, 08/23/21(a)	2,286	2,309,614
Prudential Financial Inc., 4.50%, 11/16/21(a)	2,390	2,442,461
Reinsurance Group of America Inc., 5.00%, 06/01/21	1,528	1,533,211
Trinity Acquisition PLC, 3.50%, 09/15/21 (Call 08/15/21)(a)	2,493	2,513,517

		9,963,079

Internet — 1.5%
Alibaba Group Holding Ltd., 3.13%, 11/28/21 (Call 09/28/21)(a)	13,945	14,089,470
Alphabet Inc., 3.63%, 05/19/21(a)	2,888	2,892,159
Amazon.com Inc., 3.30%, 12/05/21 (Call 10/05/21)(a)	4,176	4,229,494

		21,211,123

Lodging — 0.2%
Marriott International Inc./MD, Series N, 3.13%, 10/15/21 (Call 07/15/21)	2,295	2,305,787

Machinery — 2.2%
Caterpillar Financial Services Corp.
1.70%, 08/09/21(a)	3,923	3,938,378
1.93%, 10/01/21	3,698	3,724,034
3.15%, 09/07/21(a)	5,451	5,505,619
Series I, 2.65%, 05/17/21	2,309	2,310,940
Caterpillar Inc., 3.90%, 05/27/21	3,421	3,429,074
CNH Industrial Capital LLC, 3.88%, 10/15/21(a)	1,569	1,592,284
IDEX Corp., 4.20%, 12/15/21 (Call 09/15/21)	100	101,380
John Deere Capital Corp.
2.30%, 06/07/21(a)	1,962	1,965,963
3.13%, 09/10/21(a)	2,107	2,128,850
3.15%, 10/15/21(a)	1,993	2,019,168
3.90%, 07/12/21	2,397	2,413,707
Xylem Inc., 4.88%, 10/01/21(a)	2,916	2,967,642

		32,097,039

Manufacturing — 0.2%
General Electric Co., 4.65%, 10/17/21	1,260	1,284,482
Illinois Tool Works Inc., 3.38%, 09/15/21 (Call 06/15/21)	1,020	1,023,672

		2,308,154

Media — 0.9%
Time Warner Cable LLC, 4.00%, 09/01/21 (Call 06/01/21)(a)	4,534	4,545,788

Security	Par (000)	Value

Media (continued)
TWDC Enterprises 18 Corp.
2.75%, 08/16/21(a)	$6,915	$6,964,304
3.75%, 06/01/21(a)	2,036	2,041,457

		13,551,549

Mining — 0.3%
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	1,925	1,956,262
Kinross Gold Corp., 5.13%, 09/01/21 (Call 06/01/21)	2,225	2,232,454

		4,188,716

Oil & Gas — 2.8%
BP Capital Markets America Inc., 2.11%, 09/16/21 (Call 08/16/21)	3,486	3,502,942
Canadian Natural Resources Ltd., 3.45%, 11/15/21 (Call 08/15/21)	2,111	2,129,113
Chevron Corp., 2.10%, 05/16/21	4,608	4,610,857
Shell International Finance BV
1.75%, 09/12/21(a)	15,799	15,888,422
1.88%, 05/10/21	3,526	3,526,987
Suncor Energy Inc., 9.25%, 10/15/21	180	187,119
Total Capital International SA
2.22%, 07/12/21 (Call 06/12/21)	3,837	3,845,135
2.75%, 06/19/21(a)	4,523	4,537,428
Total Capital SA, 4.25%, 12/15/21(a)	1,759	1,802,359

		40,030,362

Oil & Gas Services — 0.2%
Halliburton Co., 3.25%, 11/15/21 (Call 08/15/21)	2,414	2,433,264

Packaging & Containers — 0.1%
Amcor Flexibles North America Inc., 4.50%, 10/15/21 (Call 07/15/21)(a)	1,295	1,304,700

Pharmaceuticals — 4.7%
AbbVie Inc.
2.15%, 11/19/21	12,143	12,261,880
3.38%, 11/14/21(a)	8,702	8,841,232
5.00%, 12/15/21 (Call 09/16/21)(a)	7,402	7,525,391
Bristol-Myers Squibb Co.
2.25%, 08/15/21(a)	2,058	2,069,854
2.55%, 05/14/21	3,368	3,370,223
CVS Health Corp., 2.13%, 06/01/21 (Call 05/17/21)	7,458	7,462,549
Johnson & Johnson
2.45%, 12/05/21(a)	1,409	1,427,261
3.55%, 05/15/21	1,153	1,154,188
Pfizer Inc.
2.20%, 12/15/21	8,776	8,882,102
3.00%, 09/15/21(a)	2,894	2,923,692
Utah Acquisition Sub Inc., 3.15%, 06/15/21 (Call 05/31/21)	9,586	9,605,939
Zoetis Inc., 3.25%, 08/20/21(a)	1,074	1,083,226

		66,607,537

Pipelines — 1.1%
Enbridge Energy Partners LP, 4.20%, 09/15/21 (Call 06/15/21)	1,458	1,464,240
Kinder Morgan Energy Partners LP, 5.00%, 10/01/21 (Call 07/01/21)	5,094	5,130,932
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp., 4.40%, 06/15/21 (Call 05/14/21)(a)	900	900,972

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Williams Companies Inc. (The)
4.00%, 11/15/21 (Call 08/15/21)	$2,112	$2,132,676
7.88%, 09/01/21	5,325	5,450,191

		15,079,011

Real Estate Investment Trusts — 0.2%
ERP Operating LP, 4.63%, 12/15/21 (Call 09/15/21)	3,070	3,117,032

Retail — 1.4%
Lowe’s Companies Inc., 3.80%, 11/15/21 (Call 08/15/21)(a)	3,185	3,215,926
McDonald’s Corp., 3.63%, 05/20/21(a)	1,714	1,716,554
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)	100	100,413
O’Reilly Automotive Inc., 4.63%, 09/15/21 (Call 06/15/21)(a)	1,702	1,710,136
Walgreens Boots Alliance Inc., 3.30%, 11/18/21 (Call 09/18/21)(a)	5,451	5,508,344
Walmart Inc., 3.13%, 06/23/21(a)	7,209	7,237,980

		19,489,353

Savings & Loans — 0.1%
First Niagara Financial Group Inc., 7.25%, 12/15/21(a)	925	962,620

Semiconductors — 1.6%
Analog Devices Inc., 2.50%, 12/05/21 (Call 11/05/21)	1,996	2,018,215
Intel Corp.
1.70%, 05/19/21 (Call 05/04/21)	2,690	2,690,000
3.30%, 10/01/21(a)	7,033	7,120,069
Lam Research Corp., 2.80%, 06/15/21 (Call 06/01/21)	3,383	3,389,292
Microchip Technology Inc., 3.92%, 06/01/21(a)	3,099	3,107,057
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)(a)	4,238	4,261,140

		22,585,773

Software — 4.3%
Fiserv Inc., 4.75%, 06/15/21	1,081	1,086,448
Microsoft Corp., 1.55%, 08/08/21 (Call 07/08/21)(a)	9,300	9,322,971
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)(a)	39,270	39,450,249
2.80%, 07/08/21(a)	5,448	5,472,135
Roper Technologies Inc., 2.80%, 12/15/21 (Call 11/15/21)(a)	5,785	5,860,842

		61,192,645

Telecommunications — 0.7%
Cisco Systems Inc., 1.85%, 09/20/21 (Call 08/20/21)(a)	9,880	9,926,831

Security	Par/ Shares (000)	Value

Transportation — 0.6%
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21 (Call 06/15/21)(a)	$2,138	$2,145,847
Canadian National Railway Co., 2.85%, 12/15/21 (Call 09/15/21)(a)	1,346	1,358,814
Norfolk Southern Corp., 3.25%, 12/01/21 (Call 09/01/21)(a)	1,501	1,515,620
Ryder System Inc., 3.45%, 11/15/21 (Call 10/15/21)(a)	1,575	1,596,530
Union Pacific Corp., 3.20%, 06/08/21(a)	2,535	2,542,123

		9,158,934

Total Corporate Bonds & Notes — 82.0% (Cost: $1,166,580,259)		1,169,760,709

Short-Term Investments

Money Market Funds — 28.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(e)(f)	80,310	80,350,391
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	322,988	322,988,000

		403,338,391

Total Short-Term Investments — 28.2% (Cost: $403,294,559)		403,338,391

Total Investments in Securities — 110.2% (Cost: $1,569,874,818)		1,573,099,100

Other Assets, Less Liabilities — (10.2)%		(146,129,841)

Net Assets — 100.0%		$1,426,969,259

(a)	All or a portion of this security is on loan.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$77,147,141	$3,219,055	(a)	$—	$(9,861)	$(5,944)	$80,350,391	80,310	$89,042	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	95,658,000	227,330,000	(a)	—	—	—	322,988,000	322,988	28,719		—

					$(9,861)	$(5,944)	$403,338,391		$117,761		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2021 Term Corporate ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$1,169,760,709	$—	$1,169,760,709
Money Market Funds	403,338,391	—	—	403,338,391

	$403,338,391	$1,169,760,709	$—	$1,573,099,100

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) April 30, 2021	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Omnicom Group Inc./Omnicom Capital Inc., 3.63%, 05/01/22	$5,224	$5,381,608
WPP Finance 2010, 3.63%, 09/07/22	2,498	2,601,692

		7,983,300

Aerospace & Defense — 0.9%
Boeing Co. (The) 2.13%, 03/01/22 (Call 02/01/22)	714	721,533
2.70%, 05/01/22(a)	2,864	2,921,824
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/15/22)	4,207	4,314,825
Raytheon Technologies Corp. 2.50%, 12/15/22 (Call 09/15/22)	3,404	3,502,546
2.80%, 03/15/22 (Call 02/15/22)	3,355	3,421,429

		14,882,157

Agriculture — 0.8%
Altria Group Inc., 2.85%, 08/09/22	420	432,928
BAT Capital Corp., 2.76%, 08/15/22 (Call 07/15/22)	359	368,137
Bunge Ltd. Finance Corp., 3.00%, 09/25/22 (Call 08/25/22)	1,965	2,024,952
Philip Morris International Inc. 2.38%, 08/17/22 (Call 07/17/22)	3,654	3,745,569
2.50%, 08/22/22	2,877	2,962,130
2.50%, 11/02/22 (Call 10/02/22)	1,584	1,632,961
2.63%, 02/18/22 (Call 01/18/22)(a)	1,649	1,676,720

		12,843,397

Airlines — 0.1%
Continental Airlines Inc. Pass Through Trust, Series 2007-1, Class A, 5.98%, 10/19/23(a)	395	404,983
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, 02/10/24(a)	155	162,724
Southwest Airlines Co., 2.75%, 11/16/22 (Call 10/16/22)	944	970,772

		1,538,479

Apparel — 0.5%
Ralph Lauren Corp., 1.70%, 06/15/22(a)	2,685	2,728,524
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)(a)	1,291	1,318,666
VF Corp., 2.05%, 04/23/22(a)	3,562	3,620,987

		7,668,177

Auto Manufacturers — 3.7%
American Honda Finance Corp. 0.40%, 10/21/22	1,615	1,617,358
1.95%, 05/20/22	1,888	1,919,473
2.20%, 06/27/22	2,611	2,667,633
2.60%, 11/16/22	2,561	2,650,430
General Motors Financial Co. Inc. 3.15%, 06/30/22 (Call 05/30/22)(a)	4,263	4,376,353
3.45%, 01/14/22 (Call 12/14/21)	3,576	3,638,902
3.45%, 04/10/22 (Call 02/10/22)	4,404	4,503,442
3.55%, 07/08/22	4,917	5,086,587
PACCAR Financial Corp. 2.00%, 09/26/22	905	926,240
2.30%, 08/10/22	948	972,089
2.65%, 05/10/22(a)	1,935	1,983,665
2.85%, 03/01/22	825	842,985
Toyota Motor Corp., 2.16%, 07/02/22	1,891	1,932,451
Toyota Motor Credit Corp. 0.35%, 10/14/22(a)	4,285	4,293,313
0.45%, 07/22/22(a)	2,566	2,573,313
1.15%, 05/26/22	4,182	4,223,067
2.15%, 09/08/22(a)	2,270	2,327,794

Security	Par (000)	Value

Auto Manufacturers (continued)
2.60%, 01/11/22(a)	$3,470	$3,525,243
2.65%, 04/12/22	2,519	2,575,023
2.80%, 07/13/22(a)	1,520	1,566,284
3.30%, 01/12/22(a)	3,297	3,365,281

		57,566,926

Banks — 27.9%
Australia & New Zealand Banking Group Ltd./New York NY 2.05%, 11/21/22	3,201	3,287,875
2.63%, 05/19/22	2,110	2,162,729
2.63%, 11/09/22(a)	4,113	4,258,066
Banco Santander SA, 3.50%, 04/11/22(a)	3,812	3,920,413
Bank of America Corp. 2.50%, 10/21/22 (Call 10/21/21)	7,430	7,505,266
5.70%, 01/24/22(a)	4,105	4,265,259
Bank of Montreal 2.05%, 11/01/22	2,086	2,141,008
2.35%, 09/11/22(a)	4,450	4,578,872
2.55%, 11/06/22 (Call 10/06/22)(a)	3,650	3,767,019
2.90%, 03/26/22(a)	5,617	5,751,752
Bank of New York Mellon Corp. (The) 1.95%, 08/23/22(a)	3,769	3,853,463
2.60%, 02/07/22 (Call 01/07/22)(a)	4,108	4,174,344
Bank of Nova Scotia (The) 2.00%, 11/15/22(a)	3,088	3,168,319
2.45%, 09/19/22(a)	3,278	3,378,274
2.70%, 03/07/22(a)	5,165	5,273,930
Barclays Bank PLC, 1.70%, 05/12/22 (Call 04/12/22)	7,508	7,609,433
BBVA USA, 2.88%, 06/29/22 (Call 05/29/22)(a)	2,733	2,806,818
Canadian Imperial Bank of Commerce, 2.55%, 06/16/22(a)	4,472	4,588,272
Capital One N.A. 2.15%, 09/06/22 (Call 08/06/22)	95	97,130
2.65%, 08/08/22 (Call 07/08/22)	285	292,681
Citigroup Inc. 2.70%, 10/27/22 (Call 09/27/22)	6,019	6,217,386
2.75%, 04/25/22 (Call 03/25/22)(a)	7,765	7,936,917
4.05%, 07/30/22	3,063	3,195,781
4.50%, 01/14/22(a)	7,464	7,683,591
Citizens Bank N.A./Providence RI 2.65%, 05/26/22 (Call 04/26/22)	2,018	2,063,688
3.25%, 02/14/22 (Call 01/14/22)(a)	2,291	2,338,034
Cooperatieve Rabobank U.A 3.88%, 02/08/22(a)	8,695	8,939,938
3.95%, 11/09/22	5,687	5,972,544
Cooperatieve Rabobank UA/NY, 2.75%, 01/10/22(a)	1,650	1,678,430
Credit Suisse AG/New York NY, 2.80%, 04/08/22	5,274	5,392,560
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	6,794	7,082,609
Deutsche Bank AG/New York NY 3.30%, 11/16/22	3,668	3,809,475
Series D, 5.00%, 02/14/22	4,213	4,351,650
Fifth Third Bancorp 2.60%, 06/15/22 (Call 05/15/22)(a)	3,042	3,114,278
3.50%, 03/15/22 (Call 02/15/22)(a)	1,962	2,010,716
First Republic Bank/CA, 2.50%, 06/06/22 (Call 05/06/22)(a)	1,909	1,950,292
Goldman Sachs Group Inc. (The), 5.75%, 01/24/22(a)	20,183	20,981,641
HSBC Holdings PLC, 4.00%, 03/30/22(a)	966	998,322
Huntington Bancshares Inc./OH, 2.30%, 01/14/22 (Call 12/14/21)(a)	3,351	3,393,022
Huntington National Bank (The) 2.50%, 08/07/22 (Call 07/07/22)	2,056	2,109,435

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.13%, 04/01/22 (Call 03/01/22)	$1,887	$1,932,571
ING Groep NV, 3.15%, 03/29/22(a)	4,767	4,885,651
JPMorgan Chase & Co. 3.25%, 09/23/22(a)	9,979	10,386,343
4.50%, 01/24/22(a)	7,869	8,114,277
KeyBank N.A./Cleveland OH 2.30%, 09/14/22	2,765	2,838,024
2.40%, 06/09/22	2,376	2,429,412
3.18%, 10/15/27(a)	562	578,927
3.30%, 02/01/22(a)	1,861	1,903,505
Lloyds Bank PLC, 2.25%, 08/14/22	928	950,244
Lloyds Banking Group PLC, 3.00%, 01/11/22(a)	6,133	6,245,173
Manufacturers & Traders Trust Co., 2.50%, 05/18/22 (Call 04/18/22)	2,941	3,004,967
Mitsubishi UFJ Financial Group Inc. 2.62%, 07/18/22	8,100	8,319,429
2.67%, 07/25/22	7,445	7,654,279
3.00%, 02/22/22(a)	3,132	3,198,649
3.22%, 03/07/22	4,773	4,889,557
Mizuho Financial Group Inc. 2.60%, 09/11/22	3,377	3,478,276
2.95%, 02/28/22(a)	5,712	5,837,378
Morgan Stanley 2.75%, 05/19/22	10,977	11,259,877
4.88%, 11/01/22	6,876	7,320,877
MUFG Americas Holdings Corp., 3.50%, 06/18/22	540	559,273
MUFG Union Bank N.A. 2.10%, 12/09/22 (Call 11/09/22)	4,715	4,841,786
3.15%, 04/01/22 (Call 03/01/22)	3,417	3,499,008
National Australia Bank Ltd./New York 1.88%, 12/13/22	2,082	2,134,612
2.50%, 05/22/22(a)	2,892	2,959,586
2.80%, 01/10/22(a)	3,165	3,219,976
Natwest Group PLC, 6.13%, 12/15/22	2,050	2,219,269
Northern Trust Corp., 2.38%, 08/02/22(a)	1,974	2,027,772
PNC Bank N.A. 2.45%, 07/28/22 (Call 06/28/22)	2,711	2,779,209
2.63%, 02/17/22 (Call 01/18/22)(a)	3,612	3,674,488
2.70%, 11/01/22 (Call 10/01/22)	4,514	4,664,316
PNC Financial Services Group Inc. (The) 2.85%, 11/09/22(b)	1,991	2,067,036
3.30%, 03/08/22 (Call 02/06/22)	2,482	2,539,458
Royal Bank of Canada 2.75%, 02/01/22(a)	4,217	4,296,617
2.80%, 04/29/22	4,406	4,519,366
Santander Holdings USA Inc., 3.70%, 03/28/22 (Call 02/28/22)(a)	3,500	3,589,110
Skandinaviska Enskilda Banken AB, 2.80%, 03/11/22	1,530	1,562,910
Sumitomo Mitsui Banking Corp., 3.20%, 07/18/22	3,282	3,394,770
Sumitomo Mitsui Financial Group Inc. 2.78%, 07/12/22	4,983	5,126,112
2.78%, 10/18/22	4,240	4,387,976
2.85%, 01/11/22	2,998	3,050,015
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	2,942	3,018,110
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	1,643	1,696,989
Toronto-Dominion Bank (The), 1.90%, 12/01/22	5,683	5,828,030
Truist Bank 2.45%, 08/01/22 (Call 07/01/22)	3,647	3,739,233
2.63%, 01/15/22 (Call 12/15/21)	2,399	2,434,289
2.80%, 05/17/22 (Call 04/17/22)	5,073	5,196,477

Security	Par (000)	Value

Banks (continued)
Truist Financial Corp. 2.70%, 01/27/22 (Call 12/27/21)(a)	$3,298	$3,350,702
2.75%, 04/01/22 (Call 03/01/22)(a)	3,800	3,879,572
3.05%, 06/20/22 (Call 05/20/22)	4,727	4,865,407
3.95%, 03/22/22 (Call 02/22/22)(a)	1,190	1,224,296
U.S. Bancorp. 2.95%, 07/15/22 (Call 06/15/22)	5,319	5,476,336
3.00%, 03/15/22 (Call 02/15/22)(a)	3,050	3,116,703
Series V, 2.63%, 01/24/22 (Call 12/23/21)	6,587	6,688,506
U.S. Bank N.A./Cincinnati OH 1.80%, 01/21/22 (Call 12/21/21)	2,887	2,916,043
2.65%, 05/23/22 (Call 04/22/22)(a)	3,193	3,267,812
Wells Fargo & Co. 2.63%, 07/22/22	2,150	2,210,329
3.50%, 03/08/22(a)	30,808	31,645,053
Westpac Banking Corp. 2.50%, 06/28/22(a)	4,064	4,170,192
2.80%, 01/11/22(a)	3,756	3,821,993

		438,987,385

Beverages — 1.3%
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	769	785,372
Constellation Brands Inc. 2.65%, 11/07/22 (Call 10/07/22)	2,799	2,886,021
2.70%, 05/09/22 (Call 04/09/22)(a)	1,949	1,988,993
Diageo Investment Corp. 2.88%, 05/11/22	3,973	4,078,046
8.00%, 09/15/22	203	223,785
Molson Coors Beverage Co., 3.50%, 05/01/22(a)	1,392	1,433,482
PepsiCo Inc. 2.25%, 05/02/22 (Call 04/02/22)(a)	2,401	2,446,355
2.75%, 03/05/22(a)	4,111	4,198,441
3.10%, 07/17/22 (Call 05/17/22)	2,692	2,771,979

		20,812,474

Biotechnology — 1.3%
Amgen Inc. 2.65%, 05/11/22 (Call 04/11/22)	5,327	5,445,685
2.70%, 05/01/22 (Call 03/01/22)	1,912	1,949,418
3.63%, 05/15/22 (Call 02/15/22)	2,546	2,611,585
Biogen Inc., 3.63%, 09/15/22	4,134	4,318,542
Gilead Sciences Inc. 1.95%, 03/01/22 (Call 02/01/22)(a)	1,865	1,887,641
3.25%, 09/01/22 (Call 07/01/22)	3,741	3,866,361

		20,079,232

Chemicals — 1.7%
Cabot Corp., 3.70%, 07/15/22	589	606,582
Celanese U.S. Holdings LLC, 4.63%, 11/15/22(a)	1,901	2,013,178
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)(a)	2,918	3,011,026
Ecolab Inc., 2.38%, 08/10/22 (Call 07/10/22)	2,228	2,282,430
FMC Corp., 3.95%, 02/01/22 (Call 11/01/21)	500	508,495
Huntsman International LLC, 5.13%, 11/15/22 (Call 08/15/22)	1,500	1,580,985
Linde Inc./CT 2.20%, 08/15/22 (Call 05/15/22)(a)	1,815	1,850,846
2.45%, 02/15/22 (Call 11/15/21)(a)	2,226	2,251,911
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)(a)	6,149	6,391,270
NewMarket Corp., 4.10%, 12/15/22(a)	809	851,561
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	2,122	2,186,891
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)	907	938,192

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Sherwin-Williams Co. (The), 4.20%, 01/15/22 (Call 10/15/21)(a)	$2,766	$2,812,109

		27,285,476

Commercial Services — 0.9%
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)	2,074	2,169,943
Cintas Corp. No. 2 2.90%, 04/01/22 (Call 03/01/22)(a)	2,103	2,149,161
3.25%, 06/01/22 (Call 03/01/22)	360	368,366
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)	2,051	2,130,292
Moody’s Corp., 4.50%, 09/01/22 (Call 06/01/22)	2,140	2,231,485
PayPal Holdings Inc., 2.20%, 09/26/22	4,179	4,285,857
Verisk Analytics Inc., 4.13%, 09/12/22	1,297	1,360,034

		14,695,138

Computers — 3.3%
Apple Inc. 1.70%, 09/11/22	3,621	3,693,456
2.10%, 09/12/22 (Call 08/12/22)(a)	3,468	3,553,174
2.15%, 02/09/22(a)	3,881	3,939,215
2.30%, 05/11/22 (Call 04/11/22)	2,616	2,666,410
2.50%, 02/09/22 (Call 01/09/22)(a)	4,860	4,936,156
2.70%, 05/13/22	4,111	4,214,680
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)(a)	822	841,745
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	5,455	5,723,877
HP Inc., 4.05%, 09/15/22(a)	2,222	2,328,567
International Business Machines Corp. 1.88%, 08/01/22(a)	3,460	3,528,958
2.50%, 01/27/22(a)	5,177	5,262,576
2.85%, 05/13/22	7,639	7,845,329
2.88%, 11/09/22	4,110	4,271,276

		52,805,419

Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co., 2.25%, 11/15/22(a)	1,028	1,059,344
Procter & Gamble Co. (The) 2.15%, 08/11/22	5,104	5,231,651
2.30%, 02/06/22(a)	2,601	2,642,278
Unilever Capital Corp. 2.20%, 05/05/22 (Call 04/05/22)	2,621	2,668,414
3.00%, 03/07/22	2,296	2,350,116

		13,951,803

Diversified Financial Services — 4.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.50%, 05/26/22 (Call 04/26/22)	2,150	2,205,578
4.63%, 07/01/22(a)	1,472	1,536,842
Air Lease Corp. 2.63%, 07/01/22 (Call 06/01/22)	2,500	2,553,050
3.50%, 01/15/22(a)	2,678	2,733,542
3.75%, 02/01/22 (Call 12/01/21)	1,871	1,905,258
Aircastle Ltd., 5.50%, 02/15/22	1,605	1,662,331
Ally Financial Inc. 4.13%, 02/13/22	1,775	1,824,718
4.63%, 05/19/22	2,170	2,261,487
American Express Co. 2.50%, 08/01/22 (Call 07/01/22)	6,343	6,504,429
2.65%, 12/02/22(a)	4,256	4,413,770
2.75%, 05/20/22 (Call 04/20/22)	4,750	4,864,475
American Express Credit Corp., 2.70%, 03/03/22 (Call 01/31/22)	4,840	4,930,363

Security	Par (000)	Value

Diversified Financial Services (continued)
Ameriprise Financial Inc., 3.00%, 03/22/22	$3,034	$3,107,635
Capital One Financial Corp., 3.05%, 03/09/22 (Call 02/09/22)(a)	3,261	3,329,090
CME Group Inc., 3.00%, 09/15/22	3,770	3,913,524
Discover Financial Services 3.85%, 11/21/22(a)	3,172	3,335,136
5.20%, 04/27/22	1,530	1,599,768
Franklin Resources Inc., 2.80%, 09/15/22	1,005	1,038,225
Intercontinental Exchange Inc., 2.35%, 09/15/22 (Call 08/15/22)(a)	2,527	2,591,135
International Lease Finance Corp., 5.88%, 08/15/22(a)	3,660	3,903,536
Invesco Finance PLC, 3.13%, 11/30/22	1,644	1,713,591
ORIX Corp., 2.90%, 07/18/22	1,809	1,861,352
Synchrony Financial, 2.85%, 07/25/22 (Call 06/25/22)	2,775	2,843,209
Visa Inc. 2.15%, 09/15/22 (Call 08/15/22)(a)	3,386	3,472,208
2.80%, 12/14/22 (Call 10/14/22)(a)	7,440	7,718,330

		77,822,582

Electric — 5.9%
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	1,165	1,195,127
Alabama Power Co., Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)(a)	1,891	1,925,303
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)(a)	1,440	1,476,763
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)	1,591	1,643,407
CenterPoint Energy Houston Electric LLC, 2.25%, 08/01/22 (Call 05/01/22)(a)	690	703,103
CenterPoint Energy Inc., 2.50%, 09/01/22 (Call 08/01/22)	2,586	2,651,296
Dominion Energy Inc.
Series B, 2.75%, 01/15/22 (Call 12/15/21)(a)	1,303	1,322,362
Series B, 2.75%, 09/15/22 (Call 06/15/22)(a)	1,993	2,042,865
DTE Energy Co. 2.25%, 11/01/22	2,087	2,142,034
Series B, 2.60%, 06/15/22	735	751,898
Series B, 3.30%, 06/15/22 (Call 04/15/22)	2,177	2,234,299
Series H, 0.55%, 11/01/22	2,630	2,635,313
Duke Energy Carolinas LLC, 3.35%, 05/15/22	738	761,225
Duke Energy Corp. 2.40%, 08/15/22 (Call 07/15/22)	1,538	1,573,897
3.05%, 08/15/22 (Call 05/15/22)	2,789	2,862,825
Duke Energy Progress LLC, 2.80%, 05/15/22 (Call 02/15/22)(a)	1,940	1,978,373
Edison International 2.40%, 09/15/22 (Call 08/15/22)	1,520	1,550,917
3.13%, 11/15/22 (Call 10/15/22)	889	918,915
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	2,899	3,007,452
Eversource Energy, Series K, 2.75%, 03/15/22 (Call 02/15/22)	3,508	3,571,074
Exelon Corp., 3.50%, 06/01/22 (Call 05/01/22)	4,338	4,468,227
Exelon Generation Co. LLC 3.40%, 03/15/22 (Call 02/15/22)	1,263	1,291,380
4.25%, 06/15/22 (Call 03/15/22)	2,130	2,199,097
Georgia Power Co., 2.85%, 05/15/22	1,407	1,442,639
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	2,373	2,445,281
National Rural Utilities Cooperative Finance Corp. 1.75%, 01/21/22	972	982,449
2.30%, 09/15/22 (Call 08/15/22)	1,197	1,225,620
2.40%, 04/25/22 (Call 03/25/22)	1,564	1,594,076
3.05%, 02/15/22 (Call 11/15/21)(a)	1,089	1,104,333

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
NextEra Energy Capital Holdings Inc. 1.95%, 09/01/22	$1,165	$1,188,952
2.90%, 04/01/22	5,706	5,844,313
Northern States Power Co./MN, 2.15%, 08/15/22 (Call 02/15/22)(a)	1,230	1,247,614
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)	1,129	1,155,972
Oncor Electric Delivery Co. LLC 4.10%, 06/01/22 (Call 03/01/22)	1,625	1,674,676
7.00%, 09/01/22(a)	1,747	1,898,744
Pacific Gas & Electric Co., 1.75%, 06/16/22 (Call 06/16/21)	7,405	7,410,998
PacifiCorp, 2.95%, 02/01/22 (Call 11/01/21)	1,178	1,193,479
PECO Energy Co., 2.38%, 09/15/22 (Call 06/15/22)(a)	960	981,293
PPL Capital Funding Inc. 3.50%, 12/01/22 (Call 09/01/22)(a)	1,189	1,236,976
4.20%, 06/15/22 (Call 03/15/22)	2,196	2,264,317
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	2,006	2,043,693
Public Service Co. of Colorado, 2.25%, 09/15/22 (Call 03/15/22)	1,129	1,148,182
Public Service Enterprise Group Inc., 2.65%, 11/15/22 (Call 10/15/22)(a)	2,669	2,754,728
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	1,705	1,785,016
Sempra Energy, 2.88%, 10/01/22 (Call 07/01/22)	2,643	2,716,555
Southern California Edison Co., Series B, 2.40%, 02/01/22 (Call 12/01/21)(a)	1,050	1,062,243
Virginia Electric & Power Co. 2.95%, 01/15/22 (Call 10/15/21)(a)	703	711,338
3.45%, 09/01/22 (Call 06/01/22)	408	421,358

		92,441,997

Electronics — 0.9%
Arrow Electronics Inc., 3.50%, 04/01/22 (Call 02/01/22)(a)	820	838,967
Avnet Inc., 4.88%, 12/01/22	1,082	1,149,657
Honeywell International Inc. 0.48%, 08/19/22 (Call 08/19/21)(a)	6,087	6,091,687
2.15%, 08/08/22 (Call 07/08/22)(a)	3,089	3,159,213
Jabil Inc., 4.70%, 09/15/22	2,106	2,221,240
Tyco Electronics Group SA, 3.50%, 02/03/22 (Call 11/03/21)(a)	693	704,123

		14,164,887

Environmental Control — 0.2%
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)	2,655	2,731,836

Food — 1.5%
Campbell Soup Co., 2.50%, 08/02/22	1,908	1,959,211
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)	2,017	2,077,207
JM Smucker Co. (The), 3.00%, 03/15/22	1,814	1,855,142
Kroger Co. (The) 2.80%, 08/01/22 (Call 07/01/22)	1,665	1,712,835
3.40%, 04/15/22 (Call 01/15/22)(a)	1,511	1,543,743
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)	3,306	3,397,179
Mondelez International Inc., 0.63%, 07/01/22	5,053	5,068,968
Sysco Corp., 2.60%, 06/12/22	1,678	1,716,644
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)	3,608	3,736,337

		23,067,266

Health Care - Products — 0.6%
Abbott Laboratories, 2.55%, 03/15/22(a)	2,940	2,999,858
Boston Scientific Corp., 3.38%, 05/15/22	744	766,156
DH Europe Finance II Sarl, 2.05%, 11/15/22	3,356	3,439,632

Security	Par (000)	Value

Health Care - Products (continued)
Zimmer Biomet Holdings Inc., 3.15%, 04/01/22 (Call 02/01/22)	$2,892	$2,952,125

		10,157,771

Health Care - Services — 2.0%
Aetna Inc., 2.75%, 11/15/22 (Call 08/15/22)	4,978	5,122,661
Anthem Inc. 2.95%, 12/01/22 (Call 11/01/22)	2,754	2,858,707
3.13%, 05/15/22	3,221	3,314,055
CommonSpirit Health, 2.95%, 11/01/22(a)	1,527	1,579,636
Dignity Health, 3.13%, 11/01/22	130	134,840
Humana Inc. 2.90%, 12/15/22 (Call 11/15/22)	1,599	1,657,475
3.15%, 12/01/22 (Call 09/01/22)(a)	2,665	2,758,408
Kaiser Foundation Hospitals, 3.50%, 04/01/22	452	465,244
Laboratory Corp. of America Holdings 3.20%, 02/01/22	1,630	1,663,382
3.75%, 08/23/22 (Call 05/23/22)	1,712	1,770,413
UnitedHealth Group Inc. 2.38%, 10/15/22	1,990	2,051,053
2.88%, 03/15/22 (Call 12/15/21)(a)	4,130	4,196,700
3.35%, 07/15/22	4,390	4,550,893

		32,123,467

Holding Companies - Diversified — 0.3%
Ares Capital Corp., 3.63%, 01/19/22 (Call 12/19/21)(a)	2,246	2,287,461
FS KKR Capital Corp., 4.75%, 05/15/22 (Call 04/15/22)	1,840	1,903,167

		4,190,628

Home Builders — 0.5%
DR Horton Inc., 4.38%, 09/15/22 (Call 06/15/22)	1,592	1,658,131
Lennar Corp., 4.75%, 11/15/22 (Call 08/15/22)(a)	4,040	4,247,131
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	2,182	2,265,069

		8,170,331

Home Furnishings — 0.1%
Leggett & Platt Inc., 3.40%, 08/15/22 (Call 05/15/22)	336	344,927
Whirlpool Corp., 4.70%, 06/01/22	794	829,087

		1,174,014

Household Products & Wares — 0.4%
Church & Dwight Co. Inc. 2.45%, 08/01/22 (Call 07/01/22)	1,415	1,449,767
2.88%, 10/01/22	976	1,009,789
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)(a)	2,364	2,435,676
Kimberly-Clark Corp., 2.40%, 03/01/22	882	897,779

		5,793,011

Insurance — 2.1%
Alleghany Corp., 4.95%, 06/27/22	949	997,722
American International Group Inc., 4.88%, 06/01/22	6,295	6,589,228
Aon Corp., 2.20%, 11/15/22	2,529	2,597,991
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	3,524	3,622,214
Berkshire Hathaway Inc., 3.40%, 01/31/22(a)	2,754	2,817,920
Chubb INA Holdings Inc., 2.88%, 11/03/22 (Call 09/03/22)	1,314	1,359,977
Enstar Group Ltd., 4.50%, 03/10/22 (Call 02/10/22)	529	542,765
Fidelity National Financial Inc., 5.50%, 09/01/22	2,094	2,228,456
Globe Life Inc., 3.80%, 09/15/22	50	52,197
Lincoln National Corp., 4.20%, 03/15/22	1,305	1,347,086
Markel Corp., 4.90%, 07/01/22(a)	1,679	1,762,228
Marsh & McLennan Companies Inc., 2.75%, 01/30/22 (Call 12/30/21)(a)	1,863	1,893,106
MetLife Inc., 3.05%, 12/15/22	3,278	3,417,741
Primerica Inc., 4.75%, 07/15/22	490	514,079

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Principal Financial Group Inc., 3.30%, 09/15/22(a)	$1,352	$1,405,201
Sompo International Holdings Ltd., 4.70%, 10/15/22(a)	626	661,914
WR Berkley Corp., 4.63%, 03/15/22	1,107	1,145,258

		32,955,083

Internet — 1.4%
Amazon.com Inc., 2.50%, 11/29/22 (Call 08/29/22)(a)	5,805	5,978,337
Baidu Inc. 2.88%, 07/06/22	2,055	2,102,491
3.50%, 11/28/22(a)	2,792	2,904,267
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)	3,187	3,283,821
eBay Inc. 2.60%, 07/15/22 (Call 04/15/22)	2,000	2,041,720
3.80%, 03/09/22 (Call 02/09/22)(a)	2,472	2,535,382
TD Ameritrade Holding Corp., 2.95%, 04/01/22 (Call 02/01/22)	2,814	2,871,293

		21,717,311

Iron & Steel — 0.2%
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)(a)	2,370	2,466,032

Lodging — 0.1%
Marriott International Inc./MD, 2.30%, 01/15/22 (Call 12/15/21)	1,250	1,261,625

Machinery — 2.8%
ABB Finance USA Inc., 2.88%, 05/08/22	5,466	5,607,241
Caterpillar Financial Services Corp. 0.95%, 05/13/22	3,447	3,471,680
1.90%, 09/06/22	2,704	2,764,137
1.95%, 11/18/22(a)	2,347	2,409,195
2.40%, 06/06/22(a)	1,906	1,950,772
2.55%, 11/29/22	2,833	2,935,980
2.85%, 06/01/22(a)	1,563	1,607,952
2.95%, 02/26/22	2,447	2,501,128
CNH Industrial Capital LLC, 4.38%, 04/05/22(a)	1,998	2,067,810
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)	3,264	3,330,716
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)	1,178	1,213,741
John Deere Capital Corp. 0.55%, 07/05/22(a)	1,905	1,911,687
1.95%, 06/13/22	1,646	1,676,797
2.15%, 09/08/22	2,348	2,406,982
2.65%, 01/06/22(a)	2,400	2,439,264
2.75%, 03/15/22	1,567	1,602,085
2.95%, 04/01/22(a)	2,272	2,329,186
3.20%, 01/10/22	1,911	1,949,908

		44,176,261

Manufacturing — 1.0%
3M Co., 2.00%, 06/26/22(a)	3,078	3,141,222
Carlisle Companies Inc., 3.75%, 11/15/22 (Call 08/15/22)	86	89,525
Eaton Corp., 2.75%, 11/02/22	6,535	6,765,947
General Electric Co. 2.70%, 10/09/22	3,730	3,853,799
3.15%, 09/07/22	317	328,488
Parker-Hannifin Corp., 3.50%, 09/15/22	1,746	1,819,122

		15,998,103

Media — 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22 (Call 05/23/22)	10,697	11,132,154
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	3,744	4,266,625

Security	Par (000)	Value

Media (continued)
Fox Corp., 3.67%, 01/25/22	$2,540	$2,601,392
TWDC Enterprises 18 Corp. 2.35%, 12/01/22(a)	3,525	3,637,871
2.45%, 03/04/22	2,118	2,155,997
2.55%, 02/15/22(a)	367	373,481
Walt Disney Co. (The) 1.65%, 09/01/22	1,644	1,673,526
3.00%, 09/15/22	3,229	3,346,245

		29,187,291

Mining — 0.2%
BHP Billiton Finance USA Ltd., 2.88%, 02/24/22(a)	2,630	2,684,520
Newmont Corp., 3.50%, 03/15/22 (Call 12/15/21)	157	159,925
Southern Copper Corp., 3.50%, 11/08/22	899	934,492

		3,778,937

Oil & Gas — 3.4%
BP Capital Markets America Inc. 2.52%, 09/19/22 (Call 08/19/22)(a)	3,153	3,242,734
3.25%, 05/06/22	5,014	5,165,623
BP Capital Markets PLC 2.50%, 11/06/22(a)	3,645	3,763,572
3.25%, 05/06/22	470	483,080
Cenovus Energy Inc. 3.00%, 08/15/22 (Call 05/15/22)	3,140	3,212,346
3.95%, 04/15/22 (Call 01/15/22)	1,570	1,604,461
Chevron Corp. 2.36%, 12/05/22 (Call 09/05/22)	6,522	6,703,964
2.41%, 03/03/22 (Call 01/03/22)	2,956	2,998,892
2.50%, 03/03/22 (Call 02/03/22)(a)	2,462	2,504,519
Chevron USA Inc., 0.33%, 08/12/22	317	317,374
ConocoPhillips Co., 2.40%, 12/15/22 (Call 09/15/22)	780	801,356
Exxon Mobil Corp. 1.90%, 08/16/22(a)	3,919	4,004,709
2.40%, 03/06/22 (Call 01/06/22)(a)	3,279	3,326,775
Phillips 66, 4.30%, 04/01/22	6,338	6,563,950
Shell International Finance BV, 2.38%, 08/21/22(a)	4,435	4,556,918
Total Capital International SA, 2.88%, 02/17/22(a)	3,852	3,932,430

		53,182,703

Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	5,133	5,317,942

Packaging & Containers — 0.1%
WestRock RKT LLC, 4.90%, 03/01/22	1,737	1,799,463

Pharmaceuticals — 8.5%
AbbVie Inc. 2.30%, 11/21/22	9,742	10,023,154
2.90%, 11/06/22	12,047	12,495,389
3.20%, 11/06/22 (Call 09/06/22)(a)	2,979	3,089,372
3.25%, 10/01/22 (Call 07/01/22)	14,376	14,843,795
3.45%, 03/15/22 (Call 01/15/22)	7,668	7,832,019
AstraZeneca PLC, 2.38%, 06/12/22 (Call 05/12/22)(a)	4,655	4,751,126
Becton Dickinson and Co., 2.89%, 06/06/22 (Call 05/06/22)	6,056	6,208,672
Bristol-Myers Squibb Co. 2.00%, 08/01/22	2,358	2,409,027
2.60%, 05/16/22	4,899	5,020,887
3.25%, 08/15/22(a)	2,740	2,845,572
3.55%, 08/15/22	3,230	3,366,500
Cardinal Health Inc., 2.62%, 06/15/22 (Call 05/15/22)	3,603	3,681,870
Cigna Corp., 3.05%, 11/30/22 (Call 10/31/22)	1,773	1,840,321

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
CVS Health Corp. 2.75%, 12/01/22 (Call 09/01/22)	$4,309	$4,444,259
3.50%, 07/20/22 (Call 05/20/22)	5,484	5,664,807
4.75%, 12/01/22 (Call 09/01/22)	1,762	1,860,372
Eli Lilly & Co., 2.35%, 05/15/22(a)	3,594	3,673,643
GlaxoSmithKline Capital PLC 2.85%, 05/08/22	6,667	6,841,875
2.88%, 06/01/22 (Call 05/01/22)	5,045	5,176,775
Johnson & Johnson, 2.25%, 03/03/22 (Call 02/03/22)(a)	3,460	3,512,350
McKesson Corp., 2.70%, 12/15/22 (Call 09/15/22)(a)	1,611	1,659,701
Merck & Co. Inc. 2.35%, 02/10/22(a)	3,945	4,009,935
2.40%, 09/15/22 (Call 06/15/22)(a)	3,483	3,567,498
Novartis Capital Corp. 2.40%, 05/17/22 (Call 04/17/22)	4,400	4,491,476
2.40%, 09/21/22(a)	3,948	4,068,296
Pfizer Inc., 2.80%, 03/11/22(a)	1,847	1,887,652
Viatris Inc., 1.13%, 06/22/22(c)	4,429	4,455,663

		133,722,006

Pipelines — 3.0%
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	3,020	3,101,359
Energy Transfer LP 4.65%, 02/15/22	861	888,130
5.20%, 02/01/22 (Call 11/01/21)	3,127	3,197,702
Energy Transfer Partners LP/Regency Energy Finance Corp. 5.00%, 10/01/22 (Call 07/01/22)	2,499	2,621,476
5.88%, 03/01/22 (Call 12/01/21)	2,998	3,088,540
Enterprise Products Operating LLC 3.50%, 02/01/22	2,446	2,503,065
4.05%, 02/15/22	2,306	2,372,205
Kinder Morgan Energy Partners LP 3.95%, 09/01/22 (Call 06/01/22)	3,635	3,771,821
4.15%, 03/01/22	1,409	1,451,946
MPLX LP, 3.50%, 12/01/22 (Call 11/01/22)	2,013	2,097,466
ONEOK Inc., 4.25%, 02/01/22 (Call 11/01/21)	1,613	1,642,534
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	3,586	3,702,796
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 06/01/22 (Call 03/01/22)	2,088	2,134,625
Sabine Pass Liquefaction LLC, 6.25%, 03/15/22 (Call 12/15/21)	2,731	2,824,236
TransCanada PipeLines Ltd., 2.50%, 08/01/22	4,034	4,143,362
Williams Companies Inc. (The) 3.35%, 08/15/22 (Call 05/15/22)	2,828	2,908,485
3.60%, 03/15/22 (Call 01/15/22)	4,327	4,422,583

		46,872,331

Real Estate Investment Trusts — 1.4%
American Tower Corp. 2.25%, 01/15/22	1,995	2,020,955
4.70%, 03/15/22(a)	2,539	2,634,441
AvalonBay Communities Inc., 2.95%, 09/15/22 (Call 06/15/22)(a)	1,717	1,766,896
Camden Property Trust, 2.95%, 12/15/22 (Call 09/15/22)(a)	459	475,395
Kimco Realty Corp., 3.40%, 11/01/22 (Call 09/01/22)	2,612	2,715,696
Office Properties Income Trust 4.00%, 07/15/22 (Call 06/15/22)(a)	850	875,568
4.15%, 02/01/22 (Call 12/01/21)(a)	1,072	1,091,736
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)(a)	2,374	2,436,507
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)(a)	375	383,063

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Simon Property Group LP 2.35%, 01/30/22 (Call 10/30/21)(a)	$2,930	$2,958,685
2.63%, 06/15/22 (Call 03/15/22)	1,902	1,939,546
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	2,039	2,108,285
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)(a)	40	41,948
Washington REIT, 3.95%, 10/15/22 (Call 07/15/22)	815	845,228

		22,293,949

Retail — 2.1%
AutoZone Inc., 3.70%, 04/15/22 (Call 01/15/22)	1,705	1,744,778
Costco Wholesale Corp., 2.30%, 05/18/22 (Call 04/18/22)(a)	3,087	3,147,382
Home Depot Inc. (The) 2.63%, 06/01/22 (Call 05/01/22)	5,200	5,325,008
3.25%, 03/01/22	2,145	2,198,389
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 01/15/22)	2,865	2,922,300
McDonald’s Corp., 2.63%, 01/15/22	4,905	4,984,706
O’Reilly Automotive Inc., 3.80%, 09/01/22 (Call 06/01/22)	1,035	1,071,215
Starbucks Corp. 1.30%, 05/07/22	1,929	1,949,544
2.70%, 06/15/22 (Call 04/15/22)	1,935	1,978,576
Target Corp., 2.90%, 01/15/22(a)	3,216	3,275,206
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)(a)	4,745	4,898,216

		33,495,320

Savings & Loans — 0.2%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	2,524	2,630,008

Semiconductors — 1.3%
Advanced Micro Devices Inc., 7.50%, 08/15/22(a)	115	124,314
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.00%, 01/15/22 (Call 12/15/21)	50	50,638
Intel Corp. 2.35%, 05/11/22 (Call 04/11/22)	2,425	2,471,124
2.70%, 12/15/22	5,616	5,836,933
3.10%, 07/29/22	3,210	3,322,831
QUALCOMM Inc., 3.00%, 05/20/22(a)	6,580	6,768,320
Texas Instruments Inc., 1.85%, 05/15/22 (Call 04/15/22)	2,582	2,620,523

		21,194,683

Software — 3.1%
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)(a)	1,645	1,711,705
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	3,050	3,159,648
Microsoft Corp. 2.13%, 11/15/22	1,930	1,986,356
2.38%, 02/12/22 (Call 01/12/22)	4,880	4,952,858
2.40%, 02/06/22 (Call 01/06/22)(a)	5,259	5,339,883
2.65%, 11/03/22 (Call 09/03/22)(a)	3,602	3,718,957
Oracle Corp. 2.50%, 05/15/22 (Call 03/15/22)	8,056	8,209,467
2.50%, 10/15/22(a)	9,914	10,226,787
Roper Technologies Inc. 0.45%, 08/15/22	2,148	2,150,771
3.13%, 11/15/22 (Call 08/15/22)	1,281	1,325,540
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	6,072	6,248,634

		49,030,606

Telecommunications — 2.1%
America Movil SAB de CV, 3.13%, 07/16/22	4,290	4,421,617
AT&T Inc. 2.63%, 12/01/22 (Call 09/01/22)	4,095	4,220,389

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.00%, 06/30/22 (Call 04/30/22)	$6,914	$7,093,349
Cisco Systems Inc., 3.00%, 06/15/22	2,842	2,929,704
Corning Inc., 2.90%, 05/15/22 (Call 05/10/21)	1,409	1,441,154
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	3,614	3,734,383
Verizon Communications Inc. 2.45%, 11/01/22 (Call 05/28/21)	3,211	3,295,738
2.95%, 03/15/22	2,633	2,694,112
Vodafone Group PLC, 2.50%, 09/26/22	2,760	2,836,645

		32,667,091

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 2.60%, 11/19/22	1,022	1,053,345

Transportation — 1.6%
Burlington Northern Santa Fe LLC 3.05%, 03/15/22 (Call 12/15/21)	1,836	1,867,341
3.05%, 09/01/22 (Call 06/01/22)	2,499	2,573,345
FedEx Corp., 2.63%, 08/01/22	2,057	2,114,740
JB Hunt Transport Services Inc., 3.30%, 08/15/22 (Call 06/15/22)(a)	591	609,563
Norfolk Southern Corp., 3.00%, 04/01/22 (Call 01/01/22)	2,447	2,491,144
Ryder System Inc. 2.50%, 09/01/22 (Call 08/01/22)	1,141	1,169,844
2.80%, 03/01/22 (Call 02/01/22)	1,025	1,042,917
2.88%, 06/01/22 (Call 05/01/22)	2,013	2,062,500
Union Pacific Corp. 2.95%, 03/01/22(a)	1,803	1,843,531
4.16%, 07/15/22 (Call 04/15/22)	2,747	2,845,453
United Parcel Service Inc. 2.35%, 05/16/22 (Call 04/16/22)	2,468	2,517,483
2.45%, 10/01/22(a)	3,800	3,918,598

		25,056,459

Total Corporate Bonds & Notes — 98.0% (Cost: $1,520,234,799)		1,542,793,702

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 8.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(e)(f)	92,551	$92,597,288
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	34,236	34,236,000

		126,833,288

Total Short-Term Investments — 8.0% (Cost: $126,809,725)		126,833,288

Total Investments in Securities — 106.0% (Cost: $1,647,044,524)		1,669,626,990

Other Assets, Less Liabilities — (6.0)%		(95,039,931)

Net Assets — 100.0%		$1,574,587,059

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$36,583,415	$56,026,510	(a)	$—	$(3,755)	$(8,882)	$92,597,288	92,551	$62,739	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,876,000	3,360,000	(a)	—	—	—	34,236,000	34,236	5,495		—

					$(3,755)	$(8,882)	$126,833,288		$68,234		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2022 Term Corporate ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$1,542,793,702	$—	$1,542,793,702
Money Market Funds	126,833,288	—	—	126,833,288

	$126,833,288	$1,542,793,702	$—	$1,669,626,990

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) April 30, 2021	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.3%
Boeing Co. (The) 1.17%, 02/04/23 (Call 02/04/22)	$4,600	$4,618,630
1.88%, 06/15/23 (Call 04/15/23)	1,290	1,316,664
2.80%, 03/01/23 (Call 02/01/23)(a)	1,077	1,115,707
4.51%, 05/01/23 (Call 04/01/23)	9,027	9,640,565
General Dynamics Corp. 1.88%, 08/15/23 (Call 06/15/23)(a)	2,349	2,427,974
3.38%, 05/15/23 (Call 04/15/23)	3,333	3,533,247
L3Harris Technologies Inc., 3.85%, 06/15/23 (Call 05/15/23)	3,123	3,327,338
Lockheed Martin Corp., 3.10%, 01/15/23 (Call 11/15/22)(a)	2,678	2,792,190
Northrop Grumman Corp., 3.25%, 08/01/23	4,162	4,431,323
Raytheon Technologies Corp., 3.70%, 12/15/23 (Call 09/15/23)(a)	1,567	1,683,177
Teledyne Technologies Inc., 0.65%, 04/01/23	425	424,962

		35,311,777

Agriculture — 0.6%
Philip Morris International Inc. 1.13%, 05/01/23	1,527	1,550,287
2.13%, 05/10/23 (Call 03/10/23)	1,939	2,004,422
2.63%, 03/06/23	1,782	1,856,541
3.60%, 11/15/23(a)	1,648	1,782,213
Reynolds American Inc., 4.85%, 09/15/23	2,218	2,430,151

		9,623,614

Airlines — 0.3%
Southwest Airlines Co., 4.75%, 05/04/23	3,995	4,315,719

Apparel — 0.1%
NIKE Inc., 2.25%, 05/01/23 (Call 02/01/23)(a)	2,253	2,333,252

Auto Manufacturers — 4.9%
American Honda Finance Corp. 0.65%, 09/08/23	1,460	1,467,972
0.88%, 07/07/23	2,218	2,239,515
1.95%, 05/10/23(a)	966	995,357
2.05%, 01/10/23	2,267	2,332,539
3.45%, 07/14/23	1,695	1,806,395
3.63%, 10/10/23	5,116	5,505,481
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)(a)	1,599	1,713,536
General Motors Co. 4.88%, 10/02/23	4,968	5,437,029
5.40%, 10/02/23	3,887	4,300,888
General Motors Financial Co. Inc. 1.70%, 08/18/23	3,430	3,502,098
3.25%, 01/05/23 (Call 12/05/22)(a)	1,697	1,765,847
3.70%, 05/09/23 (Call 03/09/23)	3,945	4,153,769
4.15%, 06/19/23 (Call 05/19/23)	3,360	3,588,648
4.25%, 05/15/23	2,311	2,468,934
5.20%, 03/20/23	3,161	3,422,383
PACCAR Financial Corp. 0.35%, 08/11/23(a)	629	628,585
0.80%, 06/08/23	305	307,800
1.90%, 02/07/23(a)	991	1,018,223
2.65%, 04/06/23	531	555,341
3.40%, 08/09/23(a)	983	1,049,588
Stellantis NV, 5.25%, 04/15/23	5,102	5,530,517
Toyota Motor Corp., 3.42%, 07/20/23	1,638	1,747,861

Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Credit Corp. 0.50%, 08/14/23(a)	$3,080	$3,090,472
1.35%, 08/25/23(a)	3,380	3,453,245
2.25%, 10/18/23(a)	2,637	2,753,555
2.63%, 01/10/23	2,829	2,939,586
2.70%, 01/11/23	1,247	1,297,940
2.90%, 03/30/23	4,103	4,306,960
3.45%, 09/20/23(a)	2,632	2,820,846

		76,200,910

Banks — 27.0%
Banco Bilbao Vizcaya Argentaria SA, 0.88%, 09/18/23	3,500	3,512,005
Banco Santander SA 3.13%, 02/23/23(a)	2,903	3,032,996
3.85%, 04/12/23	3,677	3,908,394
Bank of America Corp. 3.30%, 01/11/23	11,937	12,541,132
4.10%, 07/24/23(a)	7,430	8,024,920
Bank of Montreal, 0.45%, 12/08/23(a)	2,370	2,370,782
Bank of New York Mellon Corp. (The) 0.35%, 12/07/23 (Call 11/07/23)(a)	2,093	2,091,702
1.85%, 01/27/23 (Call 01/02/23)	1,671	1,716,418
2.20%, 08/16/23 (Call 06/16/23)	4,335	4,510,177
2.95%, 01/29/23 (Call 12/29/22)	3,221	3,366,235
3.45%, 08/11/23(a)	1,719	1,839,519
3.50%, 04/28/23	2,367	2,521,044
Bank of Nova Scotia (The) 0.55%, 09/15/23	1,762	1,766,757
0.80%, 06/15/23	308	310,649
1.63%, 05/01/23	3,724	3,815,648
1.95%, 02/01/23	3,364	3,458,091
2.38%, 01/18/23	2,030	2,100,949
Barclays PLC, 3.68%, 01/10/23 (Call 01/10/22)	4,635	4,732,567
BNP Paribas SA, 3.25%, 03/03/23(a)	4,353	4,593,677
Canadian Imperial Bank of Commerce 0.50%, 12/14/23(a)	2,944	2,938,259
0.95%, 06/23/23(a)	3,293	3,326,819
3.50%, 09/13/23(a)	4,290	4,604,242
Citigroup Inc. 3.38%, 03/01/23(a)	1,508	1,587,668
3.50%, 05/15/23	4,076	4,313,305
3.88%, 10/25/23	3,447	3,748,095
Citizens Bank N.A./Providence RI, 3.70%, 03/29/23 (Call 02/28/23)	1,880	1,987,592
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)(a)	3,494	3,737,497
Cooperatieve Rabobank U.A., 4.63%, 12/01/23	5,783	6,338,515
Cooperatieve Rabobank U.A./New York, 2.75%, 01/10/23(a)	3,922	4,081,665
Credit Suisse AG/New York NY, 1.00%, 05/05/23	6,278	6,333,121
Credit Suisse Group AG, 3.80%, 06/09/23	6,491	6,894,935
Deutsche Bank AG/New York NY, 3.95%, 02/27/23	3,631	3,829,834
Discover Bank 3.35%, 02/06/23 (Call 01/06/23)	2,912	3,046,767
4.20%, 08/08/23	3,491	3,769,198
Fifth Third Bancorp., 1.63%, 05/05/23 (Call 04/05/23)(a)	1,507	1,541,179
Fifth Third Bank NA, 1.80%, 01/30/23 (Call 12/30/22)	1,980	2,028,035
First Horizon Corp., 3.55%, 05/26/23 (Call 04/26/23)(a)	1,120	1,182,328
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)	635	646,119
Goldman Sachs Group Inc. (The) 0.48%, 01/27/23 (Call 01/27/22)	6,910	6,913,731
0.52%, 03/08/23 (Call 03/08/22)(a)	2,025	2,026,823
3.20%, 02/23/23 (Call 01/23/23)(a)	6,183	6,483,865

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.63%, 01/22/23(a)	$6,956	$7,340,597
HSBC Holdings PLC, 3.60%, 05/25/23	6,259	6,656,446
Huntington National Bank (The) 1.80%, 02/03/23 (Call 01/03/23)(a)	1,383	1,415,556
3.55%, 10/06/23 (Call 09/06/23)(a)	3,512	3,767,884
ING Groep NV, 4.10%, 10/02/23	5,392	5,836,732
JPMorgan Chase & Co. 2.70%, 05/18/23 (Call 03/18/23)(a)	6,038	6,301,257
2.97%, 01/15/23 (Call 01/15/22)(a)	4,782	4,871,519
3.20%, 01/25/23(a)	6,438	6,766,917
3.38%, 05/01/23	7,013	7,411,198
KeyBank N.A./Cleveland OH 1.25%, 03/10/23	2,348	2,385,474
3.38%, 03/07/23(a)	1,766	1,861,753
Lloyds Banking Group PLC, 4.05%, 08/16/23	6,200	6,682,484
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)(a)	2,062	2,202,958
Mitsubishi UFJ Financial Group Inc. 2.53%, 09/13/23(a)	834	871,013
3.46%, 03/02/23	5,249	5,529,087
3.76%, 07/26/23(a)	6,947	7,439,334
Mizuho Financial Group Inc., 3.55%, 03/05/23	3,641	3,851,887
Morgan Stanley 3.13%, 01/23/23	8,715	9,121,642
3.75%, 02/25/23	7,055	7,476,183
4.10%, 05/22/23	6,468	6,917,979
National Australia Bank Ltd./New York 2.88%, 04/12/23(a)	1,793	1,881,502
3.00%, 01/20/23(a)	2,446	2,556,755
3.63%, 06/20/23(a)	2,341	2,503,465
National Bank of Canada, 2.10%, 02/01/23(a)	4,106	4,223,267
Natwest Group PLC 3.88%, 09/12/23	10,418	11,181,848
6.10%, 06/10/23	449	494,982
PNC Bank N.A. 2.95%, 01/30/23 (Call 12/30/22)(a)	2,202	2,293,823
3.50%, 06/08/23 (Call 05/09/23)	2,240	2,380,022
3.80%, 07/25/23 (Call 06/25/23)	2,418	2,589,968
Regions Financial Corp., 3.80%, 08/14/23 (Call 07/14/23)(a)	4,099	4,393,226
Royal Bank of Canada 0.50%, 10/26/23(a)	2,724	2,729,720
1.60%, 04/17/23	3,148	3,226,480
1.95%, 01/17/23(a)	3,261	3,352,504
3.70%, 10/05/23	5,708	6,156,363
Santander Holdings USA Inc., 3.40%, 01/18/23 (Call 12/18/22)	3,665	3,820,909
Santander UK Group Holdings PLC, 3.57%, 01/10/23 (Call 01/10/22)(a)	3,330	3,398,032
Santander UK PLC, 2.10%, 01/13/23(a)	3,042	3,128,940
State Street Corp. 3.10%, 05/15/23(a)	4,040	4,266,119
3.70%, 11/20/23(a)	3,646	3,955,764
Sumitomo Mitsui Banking Corp. 3.00%, 01/18/23	1,430	1,492,377
3.95%, 07/19/23	1,840	1,978,092
Sumitomo Mitsui Financial Group Inc. 3.10%, 01/17/23	5,042	5,274,890
3.75%, 07/19/23	2,389	2,557,520
3.94%, 10/16/23	3,229	3,495,748
Svenska Handelsbanken AB, 3.90%, 11/20/23	3,587	3,896,558

Security	Par (000)	Value

Banks (continued)
Toronto-Dominion Bank (The) 0.25%, 01/06/23	$5,145	$5,141,090
0.45%, 09/11/23	3,399	3,402,569
0.75%, 06/12/23(a)	4,390	4,423,935
3.50%, 07/19/23	5,549	5,942,091
Truist Bank 1.25%, 03/09/23 (Call 02/09/23)	3,426	3,484,859
2.75%, 05/01/23 (Call 04/01/23)(a)	1,059	1,107,905
3.00%, 02/02/23 (Call 01/02/23)(a)	2,323	2,426,977
Truist Financial Corp. 2.20%, 03/16/23 (Call 02/13/23)(a)	2,720	2,809,542
3.75%, 12/06/23 (Call 11/06/23)(a)	3,874	4,190,080
U.S. Bank N.A./Cincinnati OH 1.95%, 01/09/23 (Call 12/09/22)(a)	1,460	1,499,537
2.85%, 01/23/23 (Call 12/23/22)(a)	2,208	2,301,310
3.40%, 07/24/23 (Call 06/23/23)	4,753	5,066,223
Wells Fargo & Co. 4.13%, 08/15/23	4,704	5,082,343
Series M, 3.45%, 02/13/23(a)	7,087	7,472,108
Wells Fargo Bank N.A., 3.55%, 08/14/23 (Call 07/14/23)	8,852	9,472,437
Westpac Banking Corp. 2.00%, 01/13/23(a)	2,321	2,388,216
2.75%, 01/11/23	4,408	4,593,048
3.65%, 05/15/23	3,307	3,528,503

		417,842,801

Beverages — 1.5%
Constellation Brands Inc. 3.20%, 02/15/23 (Call 01/15/23)(a)	2,212	2,313,619
4.25%, 05/01/23	3,291	3,527,096
Diageo Capital PLC 2.63%, 04/29/23 (Call 01/29/23)(a)	3,419	3,559,829
3.50%, 09/18/23 (Call 08/18/23)(a)	1,162	1,243,189
Fomento Economico Mexicano SAB de CV, 2.88%, 05/10/23	955	993,878
Keurig Dr Pepper Inc. 3.13%, 12/15/23 (Call 10/15/23)(a)	2,440	2,588,547
4.06%, 05/25/23 (Call 04/25/23)	2,910	3,114,457
PepsiCo Inc. 0.40%, 10/07/23	405	406,093
0.75%, 05/01/23(a)	1,729	1,746,446
2.75%, 03/01/23	3,137	3,279,169

		22,772,323

Biotechnology — 1.1%
Amgen Inc., 2.25%, 08/19/23 (Call 06/19/23)(a)	3,286	3,413,431
Gilead Sciences Inc. 0.75%, 09/29/23 (Call 09/30/21)	4,880	4,886,246
2.50%, 09/01/23 (Call 07/01/23)	3,362	3,508,079
Illumina Inc., 0.55%, 03/23/23(a)	1,275	1,275,586
Royalty Pharma PLC, 0.75%, 09/02/23(b)	3,729	3,727,919

		16,811,261

Building Materials — 0.2%
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	2,325	2,500,956
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	102	107,445

		2,608,401

Chemicals — 1.9%
Air Products and Chemicals Inc., 2.75%, 02/03/23(a)	378	393,959
DuPont de Nemours Inc. 2.17%, 05/01/23(a)	6,219	6,236,973

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.21%, 11/15/23 (Call 10/15/23)	$8,284	$8,992,862
Ecolab Inc., 3.25%, 01/14/23 (Call 11/14/22)	1,919	2,000,193
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)(a)	590	616,827
Linde Inc./CT, 2.70%, 02/21/23 (Call 11/21/22)(a)	1,646	1,703,824
LYB International Finance BV, 4.00%, 07/15/23	3,033	3,256,047
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)	2,430	2,624,643
Nutrien Ltd. 1.90%, 05/13/23(a)	2,138	2,194,229
3.50%, 06/01/23 (Call 03/01/23)	1,140	1,199,668
PPG Industries Inc., 3.20%, 03/15/23 (Call 02/15/23)(a)	748	782,311

		30,001,536

Commercial Services — 1.0%
Equifax Inc., 3.95%, 06/15/23 (Call 05/15/23)	1,338	1,431,125
Global Payments Inc. 3.75%, 06/01/23 (Call 03/01/23)	2,416	2,556,949
4.00%, 06/01/23 (Call 05/01/23)	1,968	2,101,647
Moody’s Corp., 2.63%, 01/15/23 (Call 12/15/22)(a)	2,359	2,443,051
PayPal Holdings Inc., 1.35%, 06/01/23	3,183	3,242,395
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)(a)	2,872	3,021,947

		14,797,114

Computers — 3.6%
Apple Inc. 0.75%, 05/11/23	5,270	5,324,650
2.40%, 01/13/23 (Call 12/13/22)(a)	1,818	1,883,575
2.40%, 05/03/23(a)	14,440	15,043,737
2.85%, 02/23/23 (Call 12/23/22)	5,745	5,993,816
Dell International LLC/EMC Corp., 5.45%, 06/15/23 (Call 04/15/23)(b)	11,747	12,814,802
Hewlett Packard Enterprise Co. 2.25%, 04/01/23 (Call 03/01/23)(a)	3,523	3,629,289
4.45%, 10/02/23 (Call 09/02/23)	4,267	4,631,402
International Business Machines Corp., 3.38%, 08/01/23(a)	4,025	4,300,310
Leidos Inc., 2.95%, 05/15/23 (Call 04/15/23)(b)	1,784	1,862,924

		55,484,505

Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co. 1.95%, 02/01/23	1,532	1,577,316
2.10%, 05/01/23(a)	720	746,006
Procter & Gamble Co. (The), 3.10%, 08/15/23	3,535	3,766,896
Unilever Capital Corp. 0.38%, 09/14/23	838	839,802
3.13%, 03/22/23 (Call 02/22/23)(a)	1,834	1,927,516

		8,857,536

Diversified Financial Services — 4.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/23/23 (Call 12/23/22)	2,061	2,139,462
4.13%, 07/03/23 (Call 06/03/23)	2,360	2,504,975
4.50%, 09/15/23 (Call 08/15/23)	3,384	3,643,621
Air Lease Corp. 2.25%, 01/15/23(a)	2,098	2,153,345
2.75%, 01/15/23 (Call 12/15/22)	1,437	1,484,119
3.00%, 09/15/23 (Call 07/15/23)(a)	2,817	2,952,019
3.88%, 07/03/23 (Call 06/03/23)	1,311	1,394,445
Aircastle Ltd. 4.40%, 09/25/23 (Call 08/25/23)	2,211	2,367,428
5.00%, 04/01/23(a)	1,637	1,753,571

Security	Par (000)	Value

Diversified Financial Services (continued)
Ally Financial Inc. 1.45%, 10/02/23 (Call 09/02/23)	$3,955	$4,017,845
3.05%, 06/05/23 (Call 05/05/23)	2,701	2,821,951
American Express Co. 3.40%, 02/27/23 (Call 01/27/23)	5,708	6,014,291
3.70%, 08/03/23 (Call 07/03/23)(a)	6,546	7,014,694
Ameriprise Financial Inc., 4.00%, 10/15/23(a)	2,556	2,774,206
BGC Partners Inc., 5.38%, 07/24/23	1,412	1,531,498
Capital One Bank USA N.A., 3.38%, 02/15/23	3,790	3,978,439
Capital One Financial Corp. 2.60%, 05/11/23 (Call 04/11/23)	2,487	2,588,246
3.20%, 01/30/23 (Call 12/30/22)	4,261	4,461,437
3.50%, 06/15/23(a)	3,395	3,608,681
Charles Schwab Corp. (The), 2.65%, 01/25/23 (Call 12/25/22)(a)	3,464	3,600,724
Eaton Vance Corp., 3.63%, 06/15/23(a)	420	446,964
Intercontinental Exchange Inc. 0.70%, 06/15/23	2,817	2,832,212
3.45%, 09/21/23 (Call 08/21/23)	1,276	1,360,624
4.00%, 10/15/23(a)	2,859	3,096,897
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)(a)	2,380	2,570,828
Jefferies Group LLC, 5.13%, 01/20/23	2,616	2,813,325
Western Union Co. (The), 4.25%, 06/09/23 (Call 05/09/23)	643	688,209

		76,614,056

Electric — 5.1%
Alabama Power Co., Series 13-A, 3.55%, 12/01/23	895	963,897
American Electric Power Co. Inc., Series M, 0.75%, 11/01/23 (Call 11/20/21)	75	75,035
Baltimore Gas & Electric Co., 3.35%, 07/01/23 (Call 04/01/23)(a)	1,255	1,323,385
Berkshire Hathaway Energy Co. 2.80%, 01/15/23 (Call 12/15/22)	1,403	1,457,254
3.75%, 11/15/23 (Call 08/15/23)(a)	1,919	2,063,827
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	2,149	2,322,575
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)(a)	1,497	1,543,796
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 12/01/21)	2,085	2,084,771
Consumers Energy Co. 0.35%, 06/01/23 (Call 05/01/23)	135	134,754
3.38%, 08/15/23 (Call 05/15/23)	757	802,102
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	2,012	2,154,329
DTE Energy Co.
Series D, 3.70%, 08/01/23 (Call 07/01/23)(a)	2,038	2,170,613
Series F, 3.85%, 12/01/23 (Call 09/01/23)(a)	1,464	1,572,336
Duke Energy Carolinas LLC 2.50%, 03/15/23 (Call 01/15/23)	1,201	1,245,209
3.05%, 03/15/23 (Call 02/15/23)(a)	1,226	1,286,736
Duke Energy Corp., 3.95%, 10/15/23 (Call 07/15/23)	2,242	2,408,401
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)	1,105	1,181,853
Duke Energy Progress LLC, 3.38%, 09/01/23 (Call 08/01/23)(a)	655	698,498
Edison International, 2.95%, 03/15/23 (Call 01/15/23)	1,439	1,489,235
Entergy Louisiana LLC 0.62%, 11/17/23 (Call 11/17/21)	140	140,160
4.05%, 09/01/23 (Call 06/01/23)	1,318	1,415,071
Evergy Metro Inc., 3.15%, 03/15/23 (Call 12/15/22)	824	860,849

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Eversource Energy 2.80%, 05/01/23 (Call 02/01/23)	$1,856	$1,928,402
Series N, 3.80%, 12/01/23 (Call 11/01/23)(a)	1,457	1,570,675
Florida Power & Light Co., 2.75%, 06/01/23 (Call 12/01/22)(a)	1,602	1,661,610
Georgia Power Co., Series A, 2.10%, 07/30/23(a)	1,712	1,770,174
National Rural Utilities Cooperative Finance Corp. 2.70%, 02/15/23 (Call 12/15/22)	1,588	1,645,104
3.40%, 11/15/23 (Call 08/15/23)(a)	735	783,267
NextEra Energy Capital Holdings Inc. 0.65%, 03/01/23	6,090	6,106,078
2.80%, 01/15/23 (Call 12/15/22)	2,001	2,076,378
Northern States Power Co./MN, 2.60%, 05/15/23 (Call 11/15/22)	1,242	1,283,595
Pacific Gas & Electric Co. 3.25%, 06/15/23 (Call 03/15/23)	1,382	1,438,234
3.85%, 11/15/23 (Call 08/15/23)	2,080	2,208,648
4.25%, 08/01/23 (Call 07/01/23)	808	862,314
PacifiCorp, 2.95%, 06/01/23 (Call 03/01/23)	662	692,022
PPL Capital Funding Inc., 3.40%, 06/01/23 (Call 03/01/23)	1,491	1,567,145
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	2,309	2,462,110
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)(a)	476	508,920
Public Service Electric & Gas Co. 2.38%, 05/15/23 (Call 02/15/23)(a)	1,089	1,128,302
3.25%, 09/01/23 (Call 08/01/23)(a)	767	815,206
San Diego Gas & Electric Co., Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	645	686,583
Sempra Energy 2.90%, 02/01/23 (Call 01/01/23)(a)	1,910	1,986,247
4.05%, 12/01/23 (Call 09/01/23)	1,684	1,815,621
Southern California Edison Co. 0.70%, 04/03/23	115	115,214
Series C, 3.50%, 10/01/23 (Call 07/01/23)	2,568	2,730,503
Series D, 3.40%, 06/01/23 (Call 05/01/23)(a)	1,156	1,218,678
Southern Co. (The), 2.95%, 07/01/23 (Call 05/01/23)	4,773	4,996,329
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	2,423	2,517,982
WEC Energy Group Inc., 0.55%, 09/15/23	2,143	2,144,029
Xcel Energy Inc., 0.50%, 10/15/23 (Call 09/15/23)(a)	1,389	1,391,556

		79,505,612

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.63%, 02/15/23 (Call 11/15/22)(a)	1,403	1,453,284

Electronics — 0.4%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)	2,104	2,236,868
Arrow Electronics Inc., 4.50%, 03/01/23 (Call 12/01/22)	825	872,718
Flex Ltd., 5.00%, 02/15/23	1,483	1,588,619
Honeywell International Inc., 3.35%, 12/01/23	194	208,662
Trimble Inc., 4.15%, 06/15/23 (Call 05/15/23)	1,349	1,439,289

		6,346,156

Environmental Control — 0.3%
Republic Services Inc., 4.75%, 05/15/23 (Call 02/15/23)	1,356	1,459,327
Waste Management Inc., 2.40%, 05/15/23 (Call 03/15/23)(a)	2,556	2,652,157

		4,111,484

Food — 1.0%
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)	2,754	2,911,281
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)(a)	1,323	1,374,928

Security	Par (000)	Value

Food (continued)
General Mills Inc., 3.70%, 10/17/23 (Call 09/17/23)(a)	$3,193	$3,433,337
Hershey Co. (The), 3.38%, 05/15/23 (Call 04/15/23)(a)	2,115	2,239,278
Kellogg Co., 2.65%, 12/01/23	2,204	2,320,922
Kroger Co. (The), 3.85%, 08/01/23 (Call 05/01/23)	2,293	2,449,910
Tyson Foods Inc., 3.90%, 09/28/23 (Call 08/28/23)(a)	1,415	1,522,568

		16,252,224

Gas — 0.3%
CenterPoint Energy Resources Corp. 0.70%, 03/02/23 (Call 09/02/21)	19	19,009
3.55%, 04/01/23 (Call 03/01/23)	1,286	1,359,058
Eastern Energy Gas Holdings LLC, 3.55%, 11/01/23 (Call 08/01/23)	1,186	1,264,999
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)(a)	1,139	1,192,032
Southern Co. Gas Capital Corp., 2.45%, 10/01/23 (Call 08/01/23)	1,062	1,105,871

		4,940,969

Health Care - Products — 0.4%
Abbott Laboratories, 3.40%, 11/30/23 (Call 09/30/23)(a)	4,074	4,367,409
Stryker Corp., 0.60%, 12/01/23 (Call 12/01/21)	185	185,048
Zimmer Biomet Holdings Inc., 3.70%, 03/19/23 (Call 02/19/23)(a)	1,351	1,425,832

		5,978,289

Health Care - Services — 1.5%
Aetna Inc., 2.80%, 06/15/23 (Call 04/15/23)	4,825	5,040,822
Anthem Inc. 0.45%, 03/15/23	75	75,096
3.30%, 01/15/23(a)	3,816	4,001,496
HCA Inc., 4.75%, 05/01/23	4,449	4,794,999
Laboratory Corp. of America Holdings, 4.00%, 11/01/23 (Call 08/01/23)	517	555,346
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	1,516	1,602,291
UnitedHealth Group Inc. 2.75%, 02/15/23 (Call 11/15/22)(a)	1,263	1,310,804
2.88%, 03/15/23(a)	3,050	3,195,729
3.50%, 06/15/23	2,189	2,334,087

		22,910,670

Holding Companies - Diversified — 0.3%
Ares Capital Corp., 3.50%, 02/10/23 (Call 01/10/23)(a)	2,619	2,727,898
Blackstone Secured Lending Fund, 3.65%, 07/14/23(a)(b)	1,165	1,218,590

		3,946,488

Home Builders — 0.3%
DR Horton Inc. 4.75%, 02/15/23 (Call 11/15/22)	1,692	1,797,412
5.75%, 08/15/23 (Call 05/15/23)(a)	1,258	1,387,914
Lennar Corp., 4.88%, 12/15/23 (Call 09/15/23)	1,702	1,862,413

		5,047,739

Household Products & Wares — 0.1%
Kimberly-Clark Corp., 2.40%, 06/01/23(a)	839	874,867

Insurance — 2.0%
Aflac Inc., 3.63%, 06/15/23	2,472	2,639,602
Allstate Corp. (The), 3.15%, 06/15/23(a)	2,004	2,118,709
Aon PLC, 4.00%, 11/27/23 (Call 08/27/23)(a)	1,422	1,534,068
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23(a)	951	1,037,275
Assurant Inc. 4.00%, 03/15/23	966	1,025,689
4.20%, 09/27/23 (Call 08/27/23)	784	846,563

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Berkshire Hathaway Inc. 2.75%, 03/15/23 (Call 01/15/23)	$6,732	$7,009,628
3.00%, 02/11/23(a)	2,093	2,192,543
Chubb INA Holdings Inc., 2.70%, 03/13/23	215	224,178
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	1,983	2,105,668
Lincoln National Corp., 4.00%, 09/01/23(a)	1,690	1,824,101
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	2,010	2,090,159
Marsh & McLennan Companies Inc., 3.30%, 03/14/23 (Call 01/14/23)	1,502	1,577,370
MetLife Inc., Series D, 4.37%, 09/15/23	3,476	3,791,795
Principal Financial Group Inc., 3.13%, 05/15/23	452	475,866
Reinsurance Group of America Inc., 4.70%, 09/15/23(a)	418	457,049

		30,950,263

Internet — 1.3%
Alibaba Group Holding Ltd., 2.80%, 06/06/23
(Call 05/06/23)	2,219	2,313,086
Amazon.com Inc. 0.40%, 06/03/23	2,049	2,056,356
2.40%, 02/22/23 (Call 01/22/23)	4,454	4,618,976
Baidu Inc., 3.88%, 09/29/23 (Call 08/29/23)	3,190	3,400,731
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)(a)	2,479	2,584,109
eBay Inc., 2.75%, 01/30/23 (Call 12/30/22)	3,476	3,612,920
Expedia Group Inc., 3.60%, 12/15/23 (Call 11/15/23)(b)	1,329	1,415,026

		20,001,204

Iron & Steel — 0.3%
Nucor Corp., 4.00%, 08/01/23 (Call 05/01/23)(a)	1,968	2,103,359
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)(a)	1,763	1,875,920

		3,979,279

Lodging — 0.5%
Hyatt Hotels Corp., 3.38%, 07/15/23 (Call 04/15/23)	1,492	1,560,826
Marriott International Inc./MD, Series Z, 4.15%, 12/01/23 (Call 11/01/23)	1,335	1,433,643
Sands China Ltd., 4.60%, 08/08/23 (Call 07/08/23)	5,200	5,551,000

		8,545,469

Machinery — 1.9%
Caterpillar Financial Services Corp. 0.25%, 03/01/23	195	194,947
0.45%, 09/14/23	1,808	1,813,478
0.65%, 07/07/23	2,716	2,735,039
2.63%, 03/01/23	1,130	1,178,703
3.45%, 05/15/23(a)	2,013	2,140,987
3.65%, 12/07/23	1,653	1,792,150
3.75%, 11/24/23(a)	3,149	3,419,909
CNH Industrial Capital LLC, 1.95%, 07/02/23	1,244	1,278,807
CNH Industrial NV, 4.50%, 08/15/23	2,209	2,393,805
Crane Co., 4.45%, 12/15/23 (Call 09/15/23)	300	325,308
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)(a)	345	367,342
John Deere Capital Corp. 0.40%, 10/10/23	72	72,150
0.70%, 07/05/23	334	336,886
1.20%, 04/06/23	476	484,658
2.70%, 01/06/23(a)	742	772,355
2.80%, 01/27/23(a)	1,672	1,746,588
2.80%, 03/06/23(a)	3,439	3,602,490
3.45%, 06/07/23	993	1,056,542
3.65%, 10/12/23(a)	2,736	2,955,509
nVent Finance Sarl, 3.95%, 04/15/23 (Call 03/15/23)(a)	255	266,529

		28,934,182

Security	Par (000)	Value

Manufacturing — 0.6%
3M Co. 1.75%, 02/14/23 (Call 01/14/23)	$2,189	$2,244,141
2.25%, 03/15/23 (Call 02/15/23)(a)	2,684	2,778,477
General Electric Co., 3.10%, 01/09/23	1,532	1,598,244
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23	2,856	3,078,082

		9,698,944

Media — 0.6%
Discovery Communications LLC, 2.95%, 03/20/23 (Call 02/20/23)	3,040	3,171,146
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	2,441	2,644,530
Time Warner Entertainment Co. LP, 8.38%, 03/15/23(a)	3,564	4,068,841

		9,884,517

Metal Fabricate & Hardware — 0.3%
Precision Castparts Corp., 2.50%, 01/15/23
(Call 10/15/22)(a)	3,991	4,121,067

Mining — 0.2%
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23(a)	1,952	2,111,752
Newmont Corp., 3.70%, 03/15/23 (Call 12/15/22)	637	667,926

		2,779,678

Oil & Gas — 5.8%
BP Capital Markets America Inc. 2.75%, 05/10/23	3,919	4,103,389
2.94%, 04/06/23	1,142	1,197,604
3.22%, 11/28/23 (Call 09/28/23)	3,405	3,628,606
BP Capital Markets PLC 2.75%, 05/10/23	862	901,523
3.99%, 09/26/23	2,650	2,877,290
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)	3,775	3,916,223
Cenovus Energy Inc., 3.80%, 09/15/23 (Call 06/15/23)	1,240	1,309,614
Chevron Corp. 1.14%, 05/11/23(a)	1,580	1,607,776
2.57%, 05/16/23 (Call 03/16/23)	3,932	4,098,284
3.19%, 06/24/23 (Call 03/24/23)	6,993	7,369,993
Chevron USA Inc., 0.43%, 08/11/23(a)	2,981	2,991,881
Diamondback Energy Inc., 0.90%, 03/24/23 (Call 09/24/21)	2,000	2,000,840
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	5,000	5,180,500
Exxon Mobil Corp. 1.57%, 04/15/23	7,970	8,168,612
2.73%, 03/01/23 (Call 01/01/23)	4,211	4,380,830
HollyFrontier Corp., 2.63%, 10/01/23(a)	1,103	1,142,895
Marathon Petroleum Corp. 4.50%, 05/01/23 (Call 04/01/23)	3,993	4,279,897
4.75%, 12/15/23 (Call 10/15/23)	2,495	2,736,666
Phillips 66, 3.70%, 04/06/23(a)	2,228	2,360,031
Shell International Finance BV 0.38%, 09/15/23(a)	3,002	3,003,711
2.25%, 01/06/23(a)	3,101	3,205,349
3.40%, 08/12/23	4,038	4,317,712
3.50%, 11/13/23 (Call 10/13/23)	2,879	3,094,090
Suncor Energy Inc., 2.80%, 05/15/23	774	807,948
Total Capital Canada Ltd., 2.75%, 07/15/23	4,143	4,358,684
Total Capital International SA, 2.70%, 01/25/23	3,688	3,841,347
Valero Energy Corp., 2.70%, 04/15/23(a)	2,982	3,100,505

		89,981,800

Oil & Gas Services — 0.5%
Halliburton Co., 3.50%, 08/01/23 (Call 05/01/23)	2,256	2,390,931

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	$4,837	$5,190,053

		7,580,984

Packaging & Containers — 0.3%
Packaging Corp. of America, 4.50%, 11/01/23 (Call 08/01/23)	2,321	2,521,349
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)(a)	1,568	1,650,320

		4,171,669

Pharmaceuticals — 6.6%
AbbVie Inc. 2.85%, 05/14/23 (Call 03/14/23)	3,408	3,562,314
3.75%, 11/14/23 (Call 10/14/23)(a)	4,423	4,769,940
AmerisourceBergen Corp., 0.74%, 03/15/23 (Call 03/15/22)	4,000	4,010,440
AstraZeneca PLC, 3.50%, 08/17/23 (Call 07/17/23)(a)	3,318	3,536,656
Bristol-Myers Squibb Co. 0.54%, 11/13/23 (Call 11/13/21)(a)	2,455	2,457,406
2.75%, 02/15/23 (Call 01/15/23)(a)	3,171	3,304,372
3.25%, 02/20/23 (Call 01/20/23)	2,924	3,069,732
3.25%, 11/01/23(a)	1,395	1,492,720
Cardinal Health Inc., 3.20%, 03/15/23(a)	1,871	1,961,875
Cigna Corp. 3.00%, 07/15/23 (Call 05/16/23)	3,356	3,525,847
3.75%, 07/15/23 (Call 06/15/23)	3,450	3,684,980
CVS Health Corp. 3.70%, 03/09/23 (Call 02/09/23)	7,648	8,092,349
4.00%, 12/05/23 (Call 09/05/23)	295	318,284
GlaxoSmithKline Capital Inc. 2.80%, 03/18/23	3,889	4,069,177
3.38%, 05/15/23(a)	3,997	4,241,097
GlaxoSmithKline Capital PLC, 0.53%, 10/01/23 (Call 10/01/22)	3,575	3,586,476
Johnson & Johnson 2.05%, 03/01/23 (Call 01/01/23)	2,266	2,332,394
3.38%, 12/05/23(a)	2,262	2,443,503
McKesson Corp., 2.85%, 03/15/23 (Call 12/15/22)	1,487	1,542,777
Merck & Co. Inc., 2.80%, 05/18/23	6,273	6,593,174
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)	1,800	1,939,536
Pfizer Inc. 3.00%, 06/15/23	3,670	3,877,722
3.20%, 09/15/23 (Call 08/15/23)	3,788	4,037,591
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)(a)	4,032	4,284,121
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)(a)	7,992	8,393,518
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	4,574	4,996,958
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	5,067	5,278,699

		101,403,658

Pipelines — 3.2%
Boardwalk Pipelines LP, 3.38%, 02/01/23 (Call 11/01/22)	513	530,919
Enbridge Inc., 4.00%, 10/01/23 (Call 07/01/23)	2,900	3,107,756
Energy Transfer LP 3.45%, 01/15/23 (Call 10/15/22)	914	948,138
3.60%, 02/01/23 (Call 11/01/22)	2,626	2,731,933
4.25%, 03/15/23 (Call 12/15/22)	2,054	2,163,663
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	2,010	2,152,670
Energy Transfer Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)	2,194	2,360,963
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)	4,778	4,999,126

Security	Par (000)	Value

Pipelines (continued)
Kinder Morgan Energy Partners LP 3.45%, 02/15/23 (Call 11/15/22)	$2,165	$2,261,602
3.50%, 09/01/23 (Call 06/01/23)	2,302	2,439,291
Kinder Morgan Inc., 3.15%, 01/15/23 (Call 12/15/22)	3,417	3,562,257
MPLX LP 3.38%, 03/15/23 (Call 02/15/23)	1,407	1,474,691
4.50%, 07/15/23 (Call 04/15/23)	3,942	4,230,397
ONEOK Inc., 7.50%, 09/01/23 (Call 06/01/23)	1,065	1,211,363
ONEOK Partners LP, 5.00%, 09/15/23 (Call 06/15/23)	1,099	1,193,668
Plains All American Pipeline LP/PAA Finance Corp. 2.85%, 01/31/23 (Call 10/31/22)	1,231	1,264,434
3.85%, 10/15/23 (Call 07/15/23)	2,309	2,445,416
Sabine Pass Liquefaction LLC, 5.63%, 04/15/23
(Call 01/15/23)	3,651	3,950,017
TransCanada PipeLines Ltd., 3.75%, 10/16/23
(Call 07/16/23)	2,120	2,266,555
Williams Companies Inc. (The) 3.70%, 01/15/23 (Call 10/15/22)	2,353	2,459,026
4.50%, 11/15/23 (Call 08/15/23)	2,354	2,561,834

		50,315,719

Real Estate Investment Trusts — 2.9%
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23 (Call 01/15/23)	1,429	1,505,623
American Tower Corp. 3.00%, 06/15/23	2,639	2,772,349
3.50%, 01/31/23	3,527	3,713,331
AvalonBay Communities Inc., 4.20%, 12/15/23
(Call 09/16/23)(a)	1,014	1,102,928
Boston Properties LP 3.13%, 09/01/23 (Call 06/01/23)	1,822	1,914,503
3.85%, 02/01/23 (Call 11/01/22)	3,678	3,857,450
Brandywine Operating Partnership LP, 3.95%, 02/15/23 (Call 11/15/22)(a)	875	914,322
Brixmor Operating Partnership LP, 3.25%, 09/15/23 (Call 07/15/23)	1,590	1,680,217
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	3,510	3,733,341
Crown Castle International Corp., 3.15%, 07/15/23 (Call 06/15/23)(a)	2,461	2,595,198
CubeSmart LP, 4.38%, 12/15/23 (Call 09/15/23)(a)	830	901,587
ERP Operating LP, 3.00%, 04/15/23 (Call 01/15/23)(a)	2,300	2,402,212
Essex Portfolio LP, 3.25%, 05/01/23 (Call 02/01/23)	1,043	1,091,103
GLP Capital LP/GLP Financing II Inc., 5.38%, 11/01/23 (Call 08/01/23)	1,275	1,399,861
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23 (Call 07/15/23)	1,170	1,238,691
Kilroy Realty LP, 3.80%, 01/15/23 (Call 10/15/22)	570	595,850
Kimco Realty Corp., 3.13%, 06/01/23 (Call 03/01/23)(a)	1,153	1,207,445
Mid-America Apartments LP, 4.30%, 10/15/23
(Call 07/15/23)	330	355,892
Omega Healthcare Investors Inc., 4.38%, 08/01/23 (Call 06/01/23)(a)	1,321	1,417,499
Piedmont Operating Partnership LP, 3.40%, 06/01/23 (Call 03/01/23)(a)	615	640,227
Realty Income Corp., 4.65%, 08/01/23 (Call 05/01/23)	2,949	3,191,319
Simon Property Group LP 2.75%, 02/01/23 (Call 11/01/22)(a)	1,880	1,945,292
2.75%, 06/01/23 (Call 03/01/23)(a)	2,318	2,411,369

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Ventas Realty LP, 3.13%, 06/15/23 (Call 03/15/23)	$1,577	$1,649,290

		44,236,899

Retail — 3.0%
AutoZone Inc. 2.88%, 01/15/23 (Call 10/15/22)(a)	847	876,044
3.13%, 07/15/23 (Call 04/15/23)(a)	2,078	2,185,349
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)	3,854	4,038,144
Dollar Tree Inc., 3.70%, 05/15/23 (Call 04/15/23)	3,896	4,134,903
Home Depot Inc. (The), 2.70%, 04/01/23 (Call 01/01/23)(a)	3,818	3,979,005
Lowe’s Companies Inc., 3.88%, 09/15/23 (Call 06/15/23)	1,752	1,879,546
McDonald’s Corp., 3.35%, 04/01/23 (Call 03/01/23)	4,190	4,417,726
O’Reilly Automotive Inc., 3.85%, 06/15/23 (Call 03/15/23)(a)	1,064	1,128,915
Starbucks Corp. 3.10%, 03/01/23 (Call 02/01/23)(a)	4,183	4,383,826
3.85%, 10/01/23 (Call 07/01/23)(a)	2,211	2,373,265
TJX Companies Inc. (The), 2.50%, 05/15/23 (Call 02/15/23)	1,511	1,570,397
Walmart Inc. 2.55%, 04/11/23 (Call 01/11/23)(a)	6,903	7,172,769
3.40%, 06/26/23 (Call 05/26/23)(a)	8,245	8,779,771

		46,919,660

Semiconductors — 1.4%
Altera Corp., 4.10%, 11/15/23	1,187	1,295,243
Analog Devices Inc. 2.88%, 06/01/23 (Call 03/01/23)(a)	1,210	1,264,462
3.13%, 12/05/23 (Call 10/05/23)	2,840	3,018,636
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)(a)	1,605	1,703,996
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)(a)	1,078	1,127,469
Microchip Technology Inc., 4.33%, 06/01/23 (Call 05/01/23)	3,668	3,932,390
Micron Technology Inc., 2.50%, 04/24/23	4,055	4,204,589
QUALCOMM Inc., 2.60%, 01/30/23 (Call 12/30/22)(a)	4,477	4,648,514
Texas Instruments Inc., 2.25%, 05/01/23 (Call 02/01/23)(a)	829	857,277

		22,052,576

Software — 3.1%
Adobe Inc., 1.70%, 02/01/23	1,982	2,032,065
Fidelity National Information Services Inc., 0.38%, 03/01/23	2,580	2,575,820
Fiserv Inc., 3.80%, 10/01/23 (Call 09/01/23)(a)	3,888	4,179,328
Intuit Inc., 0.65%, 07/15/23(a)	2,072	2,087,934
Microsoft Corp. 2.00%, 08/08/23 (Call 06/08/23)(a)	4,563	4,729,550
2.38%, 05/01/23 (Call 02/01/23)	3,583	3,718,975
3.63%, 12/15/23 (Call 09/15/23)(a)	5,088	5,494,073
Oracle Corp. 2.40%, 09/15/23 (Call 07/15/23)(a)	8,006	8,329,202
2.63%, 02/15/23 (Call 01/15/23)(a)	3,247	3,369,185
3.63%, 07/15/23	3,433	3,666,684
Roper Technologies Inc., 3.65%, 09/15/23 (Call 08/15/23)	3,163	3,383,493
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)(a)	4,371	4,612,585

		48,178,894

Telecommunications — 1.9%
AT&T Inc., 4.05%, 12/15/23	1,985	2,167,104
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	2,328	2,545,575
Cisco Systems Inc. 2.20%, 09/20/23 (Call 07/20/23)(a)	3,404	3,551,427
2.60%, 02/28/23	1,427	1,488,818

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Motorola Solutions Inc., 3.50%, 03/01/23	$433	$455,018
Rogers Communications Inc. 3.00%, 03/15/23 (Call 12/15/22)(a)	1,846	1,919,840
4.10%, 10/01/23 (Call 07/01/23)(a)	2,570	2,765,192
Telefonica Emisiones SA, 4.57%, 04/27/23(a)	1,986	2,138,882
Verizon Communications Inc., 5.15%, 09/15/23(a)	10,538	11,626,575
Vodafone Group PLC, 2.95%, 02/19/23	40	41,725

		28,700,156

Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(a)	710	744,655

Transportation — 1.6%
Burlington Northern Santa Fe LLC 3.00%, 03/15/23 (Call 12/15/22)	3,082	3,215,451
3.85%, 09/01/23 (Call 06/01/23)	2,933	3,149,279
Canadian Pacific Railway Co., 4.45%, 03/15/23
(Call 12/15/22)(a)	957	1,017,903
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	679	706,174
Norfolk Southern Corp., 2.90%, 02/15/23 (Call 11/15/22)	2,691	2,792,908
Ryder System Inc. 3.40%, 03/01/23 (Call 02/01/23)	1,662	1,746,928
3.75%, 06/09/23 (Call 05/09/23)	1,568	1,668,336
3.88%, 12/01/23 (Call 11/01/23)(a)	1,053	1,136,819
Union Pacific Corp. 2.75%, 04/15/23 (Call 01/15/23)(a)	1,435	1,493,118
2.95%, 01/15/23 (Call 10/15/22)	1,393	1,443,371
3.50%, 06/08/23 (Call 05/08/23)(a)	2,130	2,260,526
United Parcel Service Inc., 2.50%, 04/01/23
(Call 03/01/23)(a)	3,957	4,117,417

		24,748,230

Total Corporate Bonds & Notes — 97.8% (Cost: $1,470,748,217)		1,512,872,090

Short-Term Investments

Money Market Funds — 6.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	67,351	67,384,637
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	30,855	30,855,000

		98,239,637

Total Short-Term Investments — 6.3% (Cost: $98,214,583)		98,239,637

Total Investments in Securities — 104.1% (Cost: $1,568,962,800)		1,611,111,727

Other Assets, Less Liabilities — (4.1)%		(64,073,681)

Net Assets — 100.0%		$1,547,038,046

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2023 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$58,714,847	$8,680,648	(a)	$—	$(5,044)	$(5,814)	$67,384,637	67,351	$61,975	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,475,000	25,380,000	(a)	—	—	—	30,855,000	30,855	2,872		—

					$(5,044)	$(5,814)	$98,239,637		$64,847		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,512,872,090	$—	$1,512,872,090
Money Market Funds	98,239,637	—	—	98,239,637

	$98,239,637	$1,512,872,090	$—	$1,611,111,727

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) April 30, 2021	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Omnicom Group Inc./Omnicom Capital Inc., 3.65%, 11/01/24 (Call 08/01/24)	$2,569	$2,803,370
WPP Finance 2010, 3.75%, 09/19/24	2,007	2,193,450

		4,996,820

Aerospace & Defense — 1.2%
Boeing Co. (The) 1.43%, 02/04/24 (Call 02/04/22)	5,050	5,065,251
1.95%, 02/01/24	1,998	2,053,744
2.80%, 03/01/24 (Call 02/01/24)	988	1,035,572
2.85%, 10/30/24 (Call 07/30/24)	821	861,278
General Dynamics Corp., 2.38%, 11/15/24
(Call 09/15/24)(a)	1,990	2,105,082
L3Harris Technologies Inc., 3.95%, 05/28/24
(Call 02/28/24)	788	856,690
Raytheon Technologies Corp., 3.20%, 03/15/24
(Call 01/15/24)(a)	3,220	3,436,352
Teledyne Technologies Inc., 0.95%, 04/01/24
(Call 04/01/22)	120	119,995

		15,533,964

Agriculture — 1.5%
Altria Group Inc. 3.80%, 02/14/24 (Call 01/14/24)	64	68,936
4.00%, 01/31/24	200	216,914
BAT Capital Corp. 2.79%, 09/06/24 (Call 08/06/24)	3,179	3,346,120
3.22%, 08/15/24 (Call 06/15/24)	7,357	7,827,921
Bunge Ltd. Finance Corp., 4.35%, 03/15/24 (Call 02/15/24)	1,762	1,930,095
Philip Morris International Inc. 2.88%, 05/01/24 (Call 04/01/24)	3,151	3,353,073
3.25%, 11/10/24	2,606	2,831,315

		19,574,374

Airlines — 0.1%
Continental Airlines 2012-1 Class A Pass Through Trust, Series 2012-1, Class A, 4.15%, 10/11/25	652	687,459
Continental Airlines 2012-2 Class A Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	563	593,522

		1,280,981

Auto Manufacturers — 2.9%
American Honda Finance Corp. 0.55%, 07/12/24	2,177	2,172,472
2.15%, 09/10/24(a)	1,939	2,028,562
2.40%, 06/27/24	1,998	2,104,513
2.90%, 02/16/24	1,563	1,661,047
3.55%, 01/12/24	1,979	2,138,507
General Motors Financial Co. Inc. 1.05%, 03/08/24	2,000	2,003,760
3.50%, 11/07/24 (Call 09/07/24)	2,762	2,974,591
3.95%, 04/13/24 (Call 02/13/24)	3,539	3,825,341
5.10%, 01/17/24 (Call 12/17/23)	4,060	4,490,035
PACCAR Financial Corp. 0.35%, 02/02/24	188	187,387
2.15%, 08/15/24(a)	1,134	1,191,823
Toyota Motor Corp. 0.68%, 03/25/24 (Call 02/25/24)(a)	3,075	3,088,561
2.36%, 07/02/24	1,440	1,518,394
Toyota Motor Credit Corp. 0.45%, 01/11/24(a)	2,194	2,193,188

Security	Par (000)	Value

Auto Manufacturers (continued)
2.00%, 10/07/24	$1,577	$1,650,378
2.90%, 04/17/24	2,425	2,591,040
3.35%, 01/08/24	1,184	1,274,659

		37,094,258

Auto Parts & Equipment — 0.4%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	2,146	2,340,642
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	2,300	2,489,796

		4,830,438

Banks — 23.9%
Banco Santander SA, 2.71%, 06/27/24	4,430	4,676,175
Bank of America Corp. 4.00%, 04/01/24	6,596	7,242,078
4.13%, 01/22/24(a)	6,764	7,410,030
4.20%, 08/26/24	8,726	9,622,160
Bank of Montreal 2.50%, 06/28/24(a)	3,319	3,508,083
Series E, 3.30%, 02/05/24	5,507	5,922,173
Bank of New York Mellon Corp. (The) 2.10%, 10/24/24(a)	3,052	3,214,397
3.25%, 09/11/24 (Call 08/11/24)(a)	1,604	1,748,569
3.40%, 05/15/24 (Call 04/15/24)	1,570	1,704,015
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	2,043	2,221,885
Bank of Nova Scotia (The) 0.70%, 04/15/24	70	70,090
3.40%, 02/11/24	4,490	4,833,709
Barclays Bank PLC, 3.75%, 05/15/24	175	190,941
Barclays PLC, 4.38%, 09/11/24	3,699	4,036,756
BBVA USA, 2.50%, 08/27/24 (Call 07/27/24)	1,917	2,017,604
BNP Paribas SA, 4.25%, 10/15/24(a)	3,225	3,590,102
BPCE SA, 4.00%, 04/15/24	4,182	4,571,302
Canadian Imperial Bank of Commerce, 3.10%, 04/02/24(a)	3,054	3,259,687
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	5,636	6,105,310
Citigroup Inc. 3.75%, 06/16/24	1,876	2,048,930
4.00%, 08/05/24(a)	2,821	3,083,409
Comerica Bank, 2.50%, 07/23/24(a)	1,215	1,288,422
Cooperatieve Rabobank U.A./New York, 0.38%, 01/12/24	300	299,121
Credit Suisse AG/New York NY 0.50%, 02/02/24	3,209	3,184,804
3.63%, 09/09/24	8,573	9,325,281
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	2,723	2,921,371
Deutsche Bank AG/New York NY, 3.70%, 05/30/24	2,093	2,244,617
Discover Bank, 2.45%, 09/12/24 (Call 08/12/24)	2,519	2,640,517
Fifth Third Bancorp. 3.65%, 01/25/24 (Call 12/25/23)	4,941	5,326,102
4.30%, 01/16/24 (Call 12/16/23)	2,240	2,445,139
Goldman Sachs Group Inc. (The) 3.63%, 02/20/24 (Call 01/20/24)	4,838	5,217,783
3.85%, 07/08/24 (Call 04/08/24)	6,796	7,393,844
4.00%, 03/03/24	7,884	8,613,428
HSBC Holdings PLC, 4.25%, 03/14/24(a)	5,818	6,352,267
HSBC USA Inc., 3.50%, 06/23/24	2,375	2,572,172
Huntington Bancshares Inc./OH, 2.63%, 08/06/24 (Call 07/06/24)	3,036	3,211,116
ING Groep NV, 3.55%, 04/09/24	3,332	3,601,559
Intesa Sanpaolo SpA, 5.25%, 01/12/24	625	695,175
JPMorgan Chase & Co. 3.63%, 05/13/24(a)	5,677	6,195,594
3.88%, 02/01/24	4,024	4,392,759

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.88%, 09/10/24	$8,789	$9,608,926
Lloyds Banking Group PLC 3.90%, 03/12/24(a)	2,667	2,893,055
4.50%, 11/04/24	3,327	3,696,264
Mitsubishi UFJ Financial Group Inc. 2.80%, 07/18/24	3,032	3,217,467
3.41%, 03/07/24	4,741	5,092,166
Morgan Stanley 3.70%, 10/23/24	8,727	9,547,862
Series F, 3.88%, 04/29/24	8,717	9,516,175
Natwest Group PLC, 5.13%, 05/28/24	3,396	3,792,483
People’s United Bank N.A., 4.00%, 07/15/24
(Call 04/16/24)(a)	499	535,307
PNC Bank N.A., 3.30%, 10/30/24 (Call 09/30/24)(a)	829	904,878
PNC Financial Services Group Inc. (The) 2.20%, 11/01/24 (Call 10/02/24)	1,898	2,004,971
3.50%, 01/23/24 (Call 12/24/23)(a)	3,641	3,923,141
3.90%, 04/29/24 (Call 03/29/24)	2,583	2,822,987
Royal Bank of Canada 0.43%, 01/19/24(a)	1,416	1,411,964
2.25%, 11/01/24	4,363	4,580,452
2.55%, 07/16/24(a)	4,084	4,324,058
Santander Holdings USA Inc., 3.50%, 06/07/24 (Call 05/07/24)	3,353	3,593,310
Santander UK PLC 2.88%, 06/18/24(a)	2,808	2,991,840
4.00%, 03/13/24(a)	3,315	3,636,290
Sumitomo Mitsui Banking Corp. 3.40%, 07/11/24(a)	722	779,673
3.95%, 01/10/24	585	635,199
Sumitomo Mitsui Financial Group Inc. 0.51%, 01/12/24	59	58,890
2.45%, 09/27/24	3,313	3,481,068
2.70%, 07/16/24	5,532	5,842,954
Toronto-Dominion Bank (The) 0.55%, 03/04/24	1,150	1,149,793
2.65%, 06/12/24	4,672	4,962,131
3.25%, 03/11/24	3,760	4,045,873
Truist Bank 2.15%, 12/06/24 (Call 11/06/24)	3,136	3,288,472
3.20%, 04/01/24 (Call 03/01/24)	3,131	3,361,911
Truist Financial Corp. 2.50%, 08/01/24 (Call 07/01/24)	2,580	2,725,125
2.85%, 10/26/24 (Call 09/26/24)(a)	3,528	3,786,990
U.S. Bancorp. 2.40%, 07/30/24 (Call 06/30/24)(a)	3,769	3,986,094
3.38%, 02/05/24 (Call 01/05/24)(a)	3,772	4,068,328
3.60%, 09/11/24 (Call 08/11/24)	3,507	3,844,023
3.70%, 01/30/24 (Call 12/29/23)	1,886	2,045,367
Wells Fargo & Co. 3.30%, 09/09/24	6,696	7,251,634
3.75%, 01/24/24 (Call 12/24/23)(a)	8,432	9,124,689
4.48%, 01/16/24(a)	2,160	2,380,342
Westpac Banking Corp., 3.30%, 02/26/24	4,200	4,530,288

		308,440,916

Beverages — 0.9%
Coca-Cola Co. (The), 1.75%, 09/06/24	3,263	3,402,200
Constellation Brands Inc., 4.75%, 11/15/24(a)	1,766	1,996,569
Diageo Capital PLC, 2.13%, 10/24/24 (Call 09/24/24)	1,717	1,796,720
Keurig Dr Pepper Inc., 0.75%, 03/15/24 (Call 03/15/22)	335	335,107

Security	Par (000)	Value

Beverages (continued)
PepsiCo Inc., 3.60%, 03/01/24 (Call 12/01/23)	$3,752	$4,061,653

		11,592,249

Biotechnology — 0.8%
Amgen Inc., 3.63%, 05/22/24 (Call 02/22/24)(a)	4,526	4,898,807
Gilead Sciences Inc., 3.70%, 04/01/24 (Call 01/01/24)	5,506	5,950,609

		10,849,416

Building Materials — 0.2%
Johnson Controls International PLC, 3.63%, 07/02/24 (Call 04/02/24)(b)	1,265	1,366,655
Martin Marietta Materials Inc., 4.25%, 07/02/24
(Call 04/02/24)	611	670,634
Owens Corning, 4.20%, 12/01/24 (Call 09/01/24)	976	1,075,864

		3,113,153

Chemicals — 1.4%
Air Products and Chemicals Inc., 3.35%, 07/31/24 (Call 04/30/24)	1,145	1,239,440
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	1,194	1,313,913
Celanese U.S. Holdings LLC, 3.50%, 05/08/24
(Call 04/08/24)	1,930	2,074,538
Dow Chemical Co. (The), 3.50%, 10/01/24 (Call 07/01/24)	2,880	3,110,515
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)(a)	552	595,255
LyondellBasell Industries NV, 5.75%, 04/15/24
(Call 01/15/24)	2,991	3,379,531
Nutrien Ltd., 3.63%, 03/15/24 (Call 12/15/23)	2,528	2,717,802
PPG Industries Inc., 2.40%, 08/15/24 (Call 07/15/24)	1,190	1,249,441
Sherwin-Williams Co. (The), 3.13%, 06/01/24
(Call 04/01/24)	2,098	2,247,734

		17,928,169

Commercial Services — 0.7%
Equifax Inc., 2.60%, 12/01/24 (Call 11/01/24)	1,837	1,945,089
J Paul Getty Trust (The), Series 2021, 0.39%, 01/01/24 (Call 10/01/23)	60	59,435
Moody’s Corp., 4.88%, 02/15/24 (Call 11/15/23)(a)	1,662	1,837,092
PayPal Holdings Inc., 2.40%, 10/01/24 (Call 09/01/24)	4,453	4,693,863

		8,535,479

Computers — 3.7%
Apple Inc. 1.80%, 09/11/24 (Call 08/11/24)	2,632	2,741,307
2.85%, 05/11/24 (Call 03/11/24)(a)	4,540	4,846,268
3.00%, 02/09/24 (Call 12/09/23)	4,360	4,653,690
3.45%, 05/06/24	6,651	7,245,932
Dell International LLC/EMC Corp., 4.00%, 07/15/24 (Call 06/15/24)(a)(c)	3,244	3,531,581
DXC Technology Co., 4.25%, 04/15/24 (Call 02/15/24)	1,779	1,935,570
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	547	588,041
Hewlett Packard Enterprise Co. 1.45%, 04/01/24 (Call 03/01/24)	2,399	2,446,956
4.65%, 10/01/24 (Call 09/01/24)	3,672	4,106,214
International Business Machines Corp. 3.00%, 05/15/24	8,611	9,240,808
3.63%, 02/12/24	5,347	5,806,254
NetApp Inc., 3.30%, 09/29/24 (Call 07/29/24)(a)	1,192	1,281,305

		48,423,926

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co., 3.25%, 03/15/24(a)	1,092	1,182,035
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)	1,346	1,413,125

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Unilever Capital Corp. 2.60%, 05/05/24 (Call 03/05/24)	$2,469	$2,617,165
3.25%, 03/07/24 (Call 02/07/24)(a)	1,594	1,719,113

		6,931,438

Diversified Financial Services — 6.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.88%, 08/14/24 (Call 07/14/24)	2,061	2,151,354
3.15%, 02/15/24 (Call 01/15/24)(a)	2,976	3,119,741
4.88%, 01/16/24 (Call 12/16/23)	2,408	2,634,328
Affiliated Managers Group Inc., 4.25%, 02/15/24	1,075	1,177,544
Air Lease Corp. 0.70%, 02/15/24 (Call 01/15/24)	1,387	1,376,029
4.25%, 02/01/24 (Call 01/01/24)	1,886	2,045,612
4.25%, 09/15/24 (Call 06/15/24)(a)	2,059	2,253,287
Aircastle Ltd., 4.13%, 05/01/24 (Call 02/01/24)(a)	1,357	1,440,211
Ally Financial Inc. 3.88%, 05/21/24 (Call 04/21/24)	2,326	2,522,082
5.13%, 09/30/24	2,263	2,564,975
American Express Co. 2.50%, 07/30/24 (Call 06/29/24)(a)	4,277	4,539,779
3.00%, 10/30/24 (Call 09/29/24)	4,780	5,160,584
3.40%, 02/22/24 (Call 01/22/24)(a)	3,275	3,530,254
3.63%, 12/05/24 (Call 11/04/24)(a)	1,891	2,067,506
Ameriprise Financial Inc., 3.70%, 10/15/24(a)	2,007	2,204,208
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)(a)	965	1,019,523
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	2,772	3,008,119
Capital One Financial Corp. 3.30%, 10/30/24 (Call 09/30/24)(a)	4,680	5,064,041
3.75%, 04/24/24 (Call 03/24/24)	2,389	2,605,013
3.90%, 01/29/24 (Call 12/29/23)(a)	3,604	3,909,871
Charles Schwab Corp. (The) 0.75%, 03/18/24 (Call 02/18/24)	210	211,392
3.55%, 02/01/24 (Call 01/01/24)	1,636	1,772,868
Discover Financial Services, 3.95%, 11/06/24
(Call 08/06/24)	1,628	1,779,437
Invesco Finance PLC, 4.00%, 01/30/24(a)	1,669	1,819,744
Mastercard Inc., 3.38%, 04/01/24	3,336	3,616,858
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)(a)	1,889	2,074,462
ORIX Corp. 3.25%, 12/04/24(a)	1,995	2,152,086
4.05%, 01/16/24	1,537	1,671,380
Stifel Financial Corp., 4.25%, 07/18/24(a)	1,448	1,602,907
Synchrony Financial 4.25%, 08/15/24 (Call 05/15/24)	3,789	4,137,853
4.38%, 03/19/24 (Call 02/19/24)(a)	1,962	2,142,327

		77,375,375

Electric — 4.6%
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)(a)	2,040	2,147,039
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	2,392	2,573,505
CenterPoint Energy Inc., 2.50%, 09/01/24 (Call 08/01/24)(a)	1,542	1,618,822
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24(a)	75	85,467
Dominion Energy Inc., 3.07%, 08/15/24(b)	2,499	2,665,583
DTE Electric Co., 3.65%, 03/15/24 (Call 12/15/23)(a)	1,072	1,155,080
DTE Energy Co.
Series C, 2.53%, 10/01/24	1,476	1,552,782
Series C, 3.50%, 06/01/24 (Call 03/01/24)	1,949	2,087,262
Duke Energy Corp., 3.75%, 04/15/24 (Call 01/15/24)	3,481	3,765,676
Edison International, 3.55%, 11/15/24 (Call 10/15/24)(a)	1,779	1,915,876

Security	Par (000)	Value

Electric (continued)
Enel Generacion Chile SA, 4.25%, 04/15/24
(Call 01/15/24)(a)	$889	$956,084
Entergy Arkansas LLC, 3.70%, 06/01/24 (Call 03/01/24)	845	916,504
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24(a)	580	670,474
Entergy Louisiana LLC, 5.40%, 11/01/24(a)	830	959,198
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	2,677	2,809,967
Eversource Energy, Series L, 2.90%, 10/01/24
(Call 08/01/24)(a)	1,600	1,704,112
Florida Power & Light Co., 3.25%, 06/01/24
(Call 12/01/23)(a)	1,464	1,567,095
Georgia Power Co., Series A, 2.20%, 09/15/24
(Call 08/15/24)(a)	1,975	2,063,342
Interstate Power & Light Co., 3.25%, 12/01/24
(Call 09/01/24)	1,755	1,897,418
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)	894	964,635
ITC Holdings Corp., 3.65%, 06/15/24 (Call 03/15/24)(a)	1,403	1,508,997
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	2,300	2,497,501
National Rural Utilities Cooperative Finance Corp. 0.35%, 02/08/24(a)	275	274,381
2.95%, 02/07/24 (Call 12/07/23)(a)	1,219	1,291,689
NextEra Energy Capital Holdings Inc., 3.15%, 04/01/24 (Call 03/01/24)	3,316	3,550,839
Oncor Electric Delivery Co. LLC, 2.75%, 06/01/24 (Call 05/01/24)	1,606	1,702,151
Pacific Gas & Electric Co. 3.40%, 08/15/24 (Call 05/15/24)	271	287,184
3.75%, 02/15/24 (Call 11/15/23)(a)	1,131	1,200,590
PacifiCorp, 3.60%, 04/01/24 (Call 01/01/24)	399	430,102
Potomac Electric Power Co., 3.60%, 03/15/24
(Call 12/15/23)	1,295	1,392,008
PPL Capital Funding Inc., 3.95%, 03/15/24 (Call 12/15/23)	1,308	1,413,608
Public Service Enterprise Group Inc., 2.88%, 06/15/24 (Call 05/15/24)	2,700	2,863,431
Sempra Energy, 3.55%, 06/15/24 (Call 03/15/24)	2,358	2,540,438
Southern California Edison Co., 1.10%, 04/01/24 (Call 04/01/23)	45	45,362
Southern Co. (The), Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	135	134,722
Southwestern Public Service Co., 3.30%, 06/15/24 (Call 12/15/23)(a)	315	336,458
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)	577	620,339
Virginia Electric & Power Co., 3.45%, 02/15/24
(Call 11/15/23)	682	732,025
WEC Energy Group Inc., 0.80%, 03/15/24 (Call 02/15/24)	1,110	1,112,165
Wisconsin Electric Power Co., 2.05%, 12/15/24
(Call 11/15/24)(a)	841	881,679

		58,891,590

Electronics — 0.7%
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24
(Call 08/01/24)	1,475	1,573,132
Amphenol Corp., 3.20%, 04/01/24 (Call 02/01/24)	835	889,501
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)	1,852	1,982,899
Honeywell International Inc., 2.30%, 08/15/24
(Call 07/15/24)(a)	2,413	2,548,731
Keysight Technologies Inc., 4.55%, 10/30/24
(Call 07/30/24)(a)	1,072	1,197,102
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	1,060	1,187,603

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/01/24)(a)	$263	$283,488

		9,662,456

Environmental Control — 0.3%
Republic Services Inc., 2.50%, 08/15/24 (Call 07/15/24)	3,329	3,513,260
Waste Management Inc., 3.50%, 05/15/24 (Call 02/15/24)	815	879,361

		4,392,621

Food — 1.1%
Conagra Brands Inc., 4.30%, 05/01/24 (Call 04/01/24)	3,508	3,871,113
General Mills Inc., 3.65%, 02/15/24 (Call 11/15/23)(a)	1,288	1,393,127
Hershey Co. (The), 2.05%, 11/15/24 (Call 10/15/24)(a)	693	725,772
Kroger Co. (The), 4.00%, 02/01/24 (Call 11/01/23)	1,477	1,600,773
McCormick & Co. Inc./MD, 3.15%, 08/15/24 (Call 06/15/24)	2,464	2,639,387
Tyson Foods Inc., 3.95%, 08/15/24 (Call 05/15/24)	3,128	3,416,902

		13,647,074

Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)	1,108	1,206,501
Fibria Overseas Finance Ltd., 5.25%, 05/12/24(a)	986	1,093,092
Georgia-Pacific LLC, 8.00%, 01/15/24(a)	1,140	1,365,424

		3,665,017

Gas — 0.6%
Eastern Energy Gas Holdings LLC 3.60%, 12/15/24 (Call 09/15/24)	1,212	1,319,322
Series A, 2.50%, 11/15/24 (Call 10/15/24)(a)	2,403	2,529,398
ONE Gas Inc. 1.10%, 03/11/24 (Call 09/11/21)	2,575	2,576,777
3.61%, 02/01/24 (Call 11/01/23)	225	238,840
Southern California Gas Co., 3.15%, 09/15/24 (Call 06/15/24)(a)	850	913,835

		7,578,172

Health Care - Products — 0.7%
Boston Scientific Corp., 3.45%, 03/01/24 (Call 02/01/24)	3,121	3,348,240
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)(a)	2,621	2,740,858
Stryker Corp., 3.38%, 05/15/24 (Call 02/15/24)	2,206	2,373,546

		8,462,644

Health Care - Services — 2.3%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)(a)	2,508	2,718,095
Anthem Inc. 3.35%, 12/01/24 (Call 10/01/24)(a)	2,929	3,174,860
3.50%, 08/15/24 (Call 05/15/24)	2,497	2,703,177
CommonSpirit Health, 2.76%, 10/01/24 (Call 07/01/24)	1,213	1,283,476
HCA Inc., 5.00%, 03/15/24(a)	6,282	6,999,907
Humana Inc., 3.85%, 10/01/24 (Call 07/01/24)(a)	2,266	2,468,082
Laboratory Corp. of America Holdings 2.30%, 12/01/24 (Call 11/01/24)(a)	1,578	1,648,237
3.25%, 09/01/24 (Call 07/01/24)	2,016	2,159,862
Quest Diagnostics Inc., 4.25%, 04/01/24 (Call 01/01/24)(a)	649	710,895
UnitedHealth Group Inc. 2.38%, 08/15/24(a)	2,556	2,703,839
3.50%, 02/15/24(a)	2,664	2,883,540

		29,453,970

Holding Companies - Diversified — 0.7%
Ares Capital Corp., 4.20%, 06/10/24 (Call 05/10/24)	2,816	3,038,013
FS KKR Capital Corp., 4.63%, 07/15/24 (Call 06/15/24)(a)	1,303	1,395,826
Golub Capital BDC Inc., 3.38%, 04/15/24 (Call 03/15/24)(a)	850	884,230
Main Street Capital Corp., 5.20%, 05/01/24(a)	1,461	1,584,849

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Owl Rock Capital Corp., 5.25%, 04/15/24 (Call 03/15/24)	$1,385	$1,522,392
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)(a)	895	943,804

		9,369,114

Home Builders — 0.4%
DR Horton Inc., 2.50%, 10/15/24 (Call 09/15/24)(a)	1,755	1,849,033
Lennar Corp. 4.50%, 04/30/24 (Call 01/30/24)(a)	1,072	1,171,942
5.88%, 11/15/24 (Call 05/15/24)(a)	2,120	2,420,722

		5,441,697

Home Furnishings — 0.1%
Leggett & Platt Inc., 3.80%, 11/15/24 (Call 08/15/24)	335	361,914
Whirlpool Corp., 4.00%, 03/01/24(a)	715	780,508

		1,142,422

Household Products & Wares — 0.1%
Clorox Co. (The), 3.50%, 12/15/24 (Call 09/15/24)(a)	1,002	1,097,541

Insurance — 2.5%
Aflac Inc., 3.63%, 11/15/24	2,690	2,954,561
American International Group Inc., 4.13%, 02/15/24(a)	3,583	3,918,190
Aon PLC, 3.50%, 06/14/24 (Call 03/01/24)	1,851	1,994,971
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(a)	1,111	1,247,875
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	1,790	1,966,852
Chubb INA Holdings Inc., 3.35%, 05/15/24	680	738,385
CNA Financial Corp., 3.95%, 05/15/24 (Call 02/15/24)(a)	1,638	1,779,687
First American Financial Corp., 4.60%, 11/15/24(a)	58	64,497
Marsh & McLennan Companies Inc. 3.50%, 06/03/24 (Call 03/03/24)	2,138	2,304,358
3.88%, 03/15/24 (Call 02/15/24)	3,424	3,733,461
MetLife Inc., 3.60%, 04/10/24(a)	2,904	3,159,668
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)	652	732,294
Prudential Financial Inc., 3.50%, 05/15/24	2,370	2,582,968
Unum Group, 4.00%, 03/15/24	686	744,049
Voya Financial Inc., 3.13%, 07/15/24 (Call 05/15/24)	1,519	1,630,206
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	2,373	2,560,135

		32,112,157

Internet — 2.4%
Alibaba Group Holding Ltd., 3.60%, 11/28/24 (Call 08/28/24)	6,760	7,338,656
Alphabet Inc., 3.38%, 02/25/24(a)	3,165	3,435,038
Amazon.com Inc. 2.80%, 08/22/24 (Call 06/22/24)(a)	6,000	6,435,180
3.80%, 12/05/24 (Call 09/05/24)	3,593	3,985,643
Baidu Inc., 4.38%, 05/14/24 (Call 04/14/24)	2,120	2,327,739
eBay Inc., 3.45%, 08/01/24 (Call 05/01/24)	2,601	2,805,829
Expedia Group Inc., 4.50%, 08/15/24 (Call 05/15/24)	1,066	1,170,692
TD Ameritrade Holding Corp., 3.75%, 04/01/24 (Call 03/01/24)	1,615	1,756,651
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)	1,823	1,916,265

		31,171,693

Iron & Steel — 0.1%
Steel Dynamics Inc., 2.80%, 12/15/24 (Call 11/15/24)	1,624	1,723,437

Lodging — 0.5%
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)	4,806	5,039,523
Marriott International Inc./MD, 3.60%, 04/15/24 (Call 03/15/24)	1,647	1,753,973

		6,793,496

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery — 1.8%
Caterpillar Financial Services Corp. 2.15%, 11/08/24(a)	$2,786	$2,925,941
2.85%, 05/17/24	1,269	1,356,409
3.25%, 12/01/24	2,241	2,440,606
3.30%, 06/09/24(a)	922	999,014
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)(a)	2,794	3,027,662
CNH Industrial Capital LLC, 4.20%, 01/15/24(a)	1,536	1,672,136
John Deere Capital Corp. 0.45%, 01/17/24	2,215	2,215,842
2.60%, 03/07/24(a)	1,820	1,931,275
2.65%, 06/24/24(a)	2,255	2,401,146
3.35%, 06/12/24(a)	1,090	1,181,778
3.45%, 01/10/24(a)	467	504,537
Westinghouse Air Brake Technologies Corp., 4.40%, 03/15/24 (Call 02/15/24)(a)	2,263	2,467,892

		23,124,238

Manufacturing — 1.3%
3M Co., 3.25%, 02/14/24 (Call 01/14/24)(a)	2,917	3,133,471
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)	1,263	1,369,269
General Electric Co. 3.38%, 03/11/24	1,503	1,615,409
3.45%, 05/15/24 (Call 02/13/24)(a)	2,189	2,360,946
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)	1,848	1,992,255
Parker-Hannifin Corp. 2.70%, 06/14/24 (Call 05/14/24)(a)	1,602	1,695,589
3.30%, 11/21/24 (Call 08/21/24)	1,851	1,995,174
Textron Inc., 4.30%, 03/01/24 (Call 12/01/23)	891	969,167
Trane Technologies Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	1,362	1,474,597

		16,605,877

Media — 2.8%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 02/01/24 (Call 01/01/24)	3,691	4,034,152
Comcast Corp. 3.00%, 02/01/24 (Call 01/01/24)	3,415	3,647,664
3.60%, 03/01/24	3,457	3,760,801
3.70%, 04/15/24 (Call 03/15/24)	7,216	7,866,378
Discovery Communications LLC 3.80%, 03/13/24 (Call 01/13/24)(a)	1,309	1,411,102
3.90%, 11/15/24 (Call 08/15/24)	1,616	1,762,183
Fox Corp., 4.03%, 01/25/24 (Call 12/25/23)	4,159	4,514,511
ViacomCBS Inc. 3.70%, 08/15/24 (Call 05/15/24)(a)	1,347	1,462,142
3.88%, 04/01/24 (Call 01/01/24)	1,100	1,187,538
Walt Disney Co. (The) 1.75%, 08/30/24 (Call 07/30/24)	4,132	4,274,306
3.70%, 09/15/24 (Call 06/15/24)	2,226	2,432,039

		36,352,816

Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	468	503,222

Mining — 0.1%
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	1,651	1,851,497

Oil & Gas — 4.5%
BP Capital Markets America Inc. 3.22%, 04/14/24 (Call 02/14/24)(a)	2,464	2,643,552
3.79%, 02/06/24 (Call 01/06/24)	2,419	2,622,680

Security	Par (000)	Value

Oil & Gas (continued)
BP Capital Markets PLC 3.54%, 11/04/24(a)	$2,748	$3,011,643
3.81%, 02/10/24	3,489	3,801,859
Canadian Natural Resources Ltd., 3.80%, 04/15/24 (Call 01/15/24)	1,606	1,725,422
Cenovus Energy Inc., 4.00%, 04/15/24 (Call 01/15/24)	1,824	1,953,267
Chevron Corp., 2.90%, 03/03/24 (Call 01/03/24)	3,528	3,757,849
Chevron USA Inc., 3.90%, 11/15/24 (Call 08/15/24)	1,932	2,131,440
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)(a)	2,017	2,199,559
ConocoPhillips Co., 3.35%, 11/15/24 (Call 08/15/24)	455	493,743
Diamondback Energy Inc., 2.88%, 12/01/24 (Call 11/01/24)	2,652	2,810,324
Exxon Mobil Corp. 2.02%, 08/16/24 (Call 07/16/24)	3,668	3,834,160
3.18%, 03/15/24 (Call 12/15/23)	2,838	3,038,902
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	636	675,260
Marathon Petroleum Corp., 3.63%, 09/15/24 (Call 06/15/24)	2,651	2,863,372
Phillips 66, 0.90%, 02/15/24 (Call 11/19/21)	500	500,385
Pioneer Natural Resources Co., 0.75%, 01/15/24 (Call 01/15/22)	275	275,138
Shell International Finance BV, 2.00%, 11/07/24 (Call 10/07/24)(a)	4,340	4,532,609
Suncor Energy Inc., 3.60%, 12/01/24 (Call 09/01/24)	2,616	2,844,979
Total Capital International SA 3.70%, 01/15/24	3,032	3,290,963
3.75%, 04/10/24	3,669	4,014,693
Valero Energy Corp., 1.20%, 03/15/24(a)	3,148	3,164,590
WPX Energy Inc., 5.25%, 09/15/24 (Call 06/15/24)	1,447	1,605,085

		57,791,474

Packaging & Containers — 0.5%
Berry Global Inc., 0.95%, 02/15/24 (Call 01/15/24)(c)	2,319	2,316,217
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)	1,296	1,408,208
WRKCo Inc., 3.00%, 09/15/24 (Call 07/15/24)	1,954	2,079,271

		5,803,696

Pharmaceuticals — 5.4%
AbbVie Inc. 2.60%, 11/21/24 (Call 10/21/24)	10,826	11,457,805
3.85%, 06/15/24 (Call 03/15/24)(a)	3,204	3,487,938
AmerisourceBergen Corp., 3.40%, 05/15/24 (Call 02/15/24)	1,033	1,108,450
Becton Dickinson and Co. 3.36%, 06/06/24 (Call 04/06/24)(a)	5,519	5,943,246
3.73%, 12/15/24 (Call 09/15/24)	4,038	4,420,883
Bristol-Myers Squibb Co. 2.90%, 07/26/24 (Call 06/26/24)	5,609	6,011,053
3.63%, 05/15/24 (Call 02/15/24)(a)	110	119,324
Cardinal Health Inc. 3.08%, 06/15/24 (Call 04/15/24)	2,649	2,821,688
3.50%, 11/15/24 (Call 08/15/24)(a)	1,282	1,389,201
Cigna Corp. 0.61%, 03/15/24 (Call 03/15/22)	220	219,758
3.50%, 06/15/24 (Call 03/17/24)	2,175	2,345,716
CVS Health Corp. 2.63%, 08/15/24 (Call 07/15/24)	3,111	3,299,402
3.38%, 08/12/24 (Call 05/12/24)(a)	2,380	2,565,331
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24 (Call 05/01/24)(a)	3,212	3,445,448
McKesson Corp., 3.80%, 03/15/24 (Call 12/15/23)(a)	3,063	3,324,305
Merck & Co. Inc., 2.90%, 03/07/24 (Call 02/07/24)(a)	1,886	2,013,663

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Novartis Capital Corp., 3.40%, 05/06/24(a)	$5,837	$6,335,772
Perrigo Finance Unlimited Co., 3.90%, 12/15/24 (Call 09/15/24)	2,075	2,220,416
Pfizer Inc. 2.95%, 03/15/24 (Call 02/15/24)(a)	2,813	3,002,934
3.40%, 05/15/24(a)	2,382	2,587,709
Wyeth LLC, 6.45%, 02/01/24	1,676	1,942,920

		70,062,962

Pipelines — 4.1%
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	1,334	1,498,549
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24 (Call 01/01/24)	3,640	4,192,443
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	1,279	1,364,412
Enbridge Inc., 3.50%, 06/10/24 (Call 03/10/24)	2,646	2,837,544
Energy Transfer LP 4.25%, 04/01/24 (Call 01/01/24)	1,645	1,780,416
4.50%, 04/15/24 (Call 03/15/24)	2,223	2,441,521
4.90%, 02/01/24 (Call 11/01/23)	1,499	1,638,917
5.88%, 01/15/24 (Call 10/15/23)	2,447	2,722,850
Enterprise Products Operating LLC, 3.90%, 02/15/24 (Call 11/15/23)	2,837	3,068,443
Kinder Morgan Energy Partners LP 4.15%, 02/01/24 (Call 11/01/23)	1,979	2,144,128
4.25%, 09/01/24 (Call 06/01/24)	1,722	1,895,543
4.30%, 05/01/24 (Call 02/01/24)	2,256	2,465,943
MPLX LP, 4.88%, 12/01/24 (Call 09/01/24)	3,751	4,205,996
ONEOK Inc., 2.75%, 09/01/24 (Call 08/01/24)	1,713	1,803,138
Phillips 66 Partners LP, 2.45%, 12/15/24 (Call 11/15/24)	1,062	1,106,264
Plains All American Pipeline LP/PAA Finance Corp., 3.60%, 11/01/24 (Call 08/01/24)	1,720	1,831,938
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24 (Call 02/15/24)	5,805	6,555,470
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	2,160	2,386,562
Williams Companies Inc. (The) 4.30%, 03/04/24 (Call 12/04/23)	3,834	4,181,092
4.55%, 06/24/24 (Call 03/24/24)	3,145	3,472,646

		53,593,815

Real Estate Investment Trusts — 4.3%
American Campus Communities Operating Partnership LP, 4.13%, 07/01/24 (Call 04/01/24)(a)	1,204	1,316,080
American Tower Corp. 0.60%, 01/15/24	446	445,380
3.38%, 05/15/24 (Call 04/15/24)(a)	2,455	2,634,190
5.00%, 02/15/24	3,377	3,759,310
AvalonBay Communities Inc., 3.50%, 11/15/24 (Call 08/15/24)(a)	1,197	1,301,558
Boston Properties LP, 3.80%, 02/01/24 (Call 11/01/23)	2,386	2,569,245
Brandywine Operating Partnership LP, 4.10%, 10/01/24 (Call 07/01/24)	204	220,595
Brixmor Operating Partnership LP, 3.65%, 06/15/24 (Call 04/15/24)	1,140	1,231,075
Crown Castle International Corp., 3.20%, 09/01/24 (Call 07/01/24)	2,799	3,000,052
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)(a)	2,056	2,175,927
Duke Realty LP, 3.75%, 12/01/24 (Call 09/01/24)	943	1,031,237
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	3,220	3,397,905

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Essex Portfolio LP, 3.88%, 05/01/24 (Call 02/01/24)	$1,155	$1,250,969
Federal Realty Investment Trust, 3.95%, 01/15/24 (Call 10/15/23)(a)	1,115	1,203,263
GLP Capital LP/GLP Financing II Inc., 3.35%, 09/01/24 (Call 06/03/24)(a)	955	1,011,450
Host Hotels & Resorts LP, 3.88%, 04/01/24 (Call 02/01/24)	994	1,061,015
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)	1,312	1,402,043
Kimco Realty Corp., 2.70%, 03/01/24 (Call 01/01/24)(a)	1,279	1,345,163
Mid-America Apartments LP, 3.75%, 06/15/24 (Call 03/13/24)	595	643,314
National Retail Properties Inc., 3.90%, 06/15/24 (Call 03/15/24)(a)	1,088	1,181,361
Office Properties Income Trust, 4.25%, 05/15/24 (Call 02/15/24)(a)	1,117	1,176,536
Omega Healthcare Investors Inc., 4.95%, 04/01/24 (Call 01/01/24)	1,030	1,123,576
Piedmont Operating Partnership LP, 4.45%, 03/15/24 (Call 12/15/23)(a)	266	286,801
Realty Income Corp., 3.88%, 07/15/24 (Call 04/15/24)	1,275	1,390,949
Sabra Health Care LP, 4.80%, 06/01/24 (Call 05/01/24)(a)	867	950,631
Simon Property Group LP 2.00%, 09/13/24 (Call 06/13/24)(a)	2,958	3,066,085
3.38%, 10/01/24 (Call 07/01/24)	2,723	2,933,134
3.75%, 02/01/24 (Call 11/01/23)(a)	2,028	2,186,062
Ventas Realty LP 3.50%, 04/15/24 (Call 03/15/24)	1,255	1,352,526
3.75%, 05/01/24 (Call 02/01/24)	1,060	1,144,736
VEREIT Operating Partnership LP, 4.60%, 02/06/24 (Call 11/06/23)(a)	1,457	1,595,036
Welltower Inc. 3.63%, 03/15/24 (Call 02/15/24)	3,631	3,922,170
4.50%, 01/15/24 (Call 10/15/23)	861	939,213
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	1,207	1,325,576

		55,574,163

Retail — 2.2%
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	1,320	1,426,062
AutoZone Inc., 3.13%, 04/18/24 (Call 03/18/24)(a)	1,139	1,217,022
Costco Wholesale Corp., 2.75%, 05/18/24 (Call 03/18/24)(a)	3,184	3,397,232
Home Depot Inc. (The), 3.75%, 02/15/24 (Call 11/15/23)(a)	3,101	3,359,282
Lowe’s Companies Inc., 3.13%, 09/15/24 (Call 06/15/24)(a)	1,705	1,831,153
McDonald’s Corp., 3.25%, 06/10/24	1,720	1,853,076
Target Corp., 3.50%, 07/01/24(a)	3,121	3,419,118
Walmart Inc. 2.65%, 12/15/24 (Call 10/15/24)	3,122	3,342,507
2.85%, 07/08/24 (Call 06/08/24)(a)	4,398	4,721,077
3.30%, 04/22/24 (Call 01/22/24)	4,172	4,498,042

		29,064,571

Semiconductors — 2.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/24 (Call 11/15/23)(a)	5,167	5,534,322
Broadcom Inc., 3.63%, 10/15/24 (Call 09/15/24)	2,547	2,769,913
Intel Corp., 2.88%, 05/11/24 (Call 03/11/24)(a)	4,779	5,112,718
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)(a)	4,087	4,574,089
Micron Technology Inc., 4.64%, 02/06/24 (Call 01/06/24)(a)	2,321	2,555,026
NXP BV/NXP Funding LLC, 4.88%, 03/01/24 (Call 02/01/24)(a)(c)	3,613	4,010,755
QUALCOMM Inc., 2.90%, 05/20/24 (Call 03/20/24)(a)	3,622	3,868,731
Texas Instruments Inc., 2.63%, 05/15/24 (Call 03/15/24)	965	1,022,640

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)(a)	$2,367	$2,517,186

		31,965,380

Software — 2.3%
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	650	719,862
Fidelity National Information Services Inc., 0.60%, 03/01/24	810	808,040
Fiserv Inc., 2.75%, 07/01/24 (Call 06/01/24)(a)	6,187	6,565,583
Microsoft Corp., 2.88%, 02/06/24 (Call 12/06/23)	6,552	6,977,421
Oracle Corp. 2.95%, 11/15/24 (Call 09/15/24)	6,088	6,508,072
3.40%, 07/08/24 (Call 04/08/24)	5,826	6,278,447
Roper Technologies Inc., 2.35%, 09/15/24 (Call 08/15/24)	1,793	1,883,295

		29,740,720

Telecommunications — 2.2%
AT&T Inc. 0.90%, 03/25/24 (Call 03/25/22)(a)	3,875	3,883,913
3.80%, 03/01/24 (Call 01/01/24)	414	448,668
3.90%, 03/11/24 (Call 12/11/23)(a)	1,799	1,948,353
4.45%, 04/01/24 (Call 01/01/24)	3,759	4,136,629
Bell Canada, Series US-3, 0.75%, 03/17/24	1,115	1,113,562
Cisco Systems Inc., 3.63%, 03/04/24	3,084	3,359,771
Motorola Solutions Inc., 4.00%, 09/01/24(a)	1,848	2,030,915
Verizon Communications Inc. 0.75%, 03/22/24(a)	4,445	4,464,291
3.50%, 11/01/24 (Call 08/01/24)	5,006	5,438,368
4.15%, 03/15/24 (Call 12/15/23)	1,530	1,669,307
Vodafone Group PLC, 3.75%, 01/16/24(a)	70	75,983

		28,569,760

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	1,547	1,647,725

Transportation — 1.9%
Burlington Northern Santa Fe LLC 3.40%, 09/01/24 (Call 12/01/23)	2,110	2,289,878
3.75%, 04/01/24 (Call 01/01/24)	1,682	1,822,077
Canadian National Railway Co., 2.95%, 11/21/24 (Call 08/21/24)(a)	920	985,219
CSX Corp., 3.40%, 08/01/24 (Call 05/01/24)(a)	2,209	2,390,977
FedEx Corp., 4.00%, 01/15/24(a)	2,742	3,000,022
Norfolk Southern Corp., 3.85%, 01/15/24 (Call 10/15/23)	1,085	1,169,890
Ryder System Inc. 2.50%, 09/01/24 (Call 08/01/24)	2,331	2,450,790
3.65%, 03/18/24 (Call 02/18/24)	1,685	1,818,536
Union Pacific Corp. 3.15%, 03/01/24 (Call 02/01/24)(a)	2,157	2,308,529

Security	Par/ Shares (000)	Value

Transportation (continued)
3.65%, 02/15/24 (Call 11/15/23)	$1,392	$1,498,934
3.75%, 03/15/24 (Call 12/15/23)(a)	1,050	1,135,617
United Parcel Service Inc. 2.20%, 09/01/24 (Call 08/01/24)(a)	1,890	1,986,655
2.80%, 11/15/24 (Call 09/15/24)(a)	1,448	1,554,862

		24,411,986

Trucking & Leasing — 0.1%
GATX Corp., 4.35%, 02/15/24 (Call 01/15/24)	939	1,028,383

Water — 0.1%
American Water Capital Corp., 3.85%, 03/01/24 (Call 12/01/23)	1,217	1,318,133

Total Corporate Bonds & Notes — 98.2% (Cost: $1,224,251,677)		1,270,116,475

Short-Term Investments

Money Market Funds — 6.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(e)(f)	63,345	63,376,628
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	23,765	23,765,000

		87,141,628

Total Short-Term Investments — 6.7% (Cost: $87,127,507)		87,141,628

Total Investments in Securities — 104.9% (Cost: $1,311,379,184)		1,357,258,103

Other Assets, Less Liabilities — (4.9)%		(63,991,147)

Net Assets — 100.0%		$1,293,266,956

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2024 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$42,490,997	$20,895,927	(a)	$—	$(3,091)	$(7,205)	$63,376,628	63,345	$57,215	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,575,000	17,190,000	(a)	—	—	—	23,765,000	23,765	1,671		—

					$(3,091)	$(7,205)	$87,141,628		$58,886		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,270,116,475	$—	$1,270,116,475
Money Market Funds	87,141,628	—	—	87,141,628

	$87,141,628	$1,270,116,475	$—	$1,357,258,103

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) April 30, 2021	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.2%
Boeing Co. (The)
2.60%, 10/30/25 (Call 07/30/25)	$810	$839,905
4.88%, 05/01/25 (Call 04/01/25)	5,937	6,664,758
General Dynamics Corp.
3.25%, 04/01/25 (Call 03/01/25)(a)	1,513	1,645,463
3.50%, 05/15/25 (Call 03/15/25)	1,947	2,143,511
L3Harris Technologies Inc., 3.83%, 04/27/25 (Call 01/27/25)	1,437	1,581,332
Lockheed Martin Corp., 2.90%, 03/01/25 (Call 12/01/24)	2,503	2,687,296
Northrop Grumman Corp., 2.93%, 01/15/25 (Call 11/15/24)	3,902	4,178,106
Raytheon Technologies Corp., 3.95%, 08/16/25 (Call 06/16/25)(a)	3,740	4,174,999

		23,915,370

Agriculture — 1.2%
Altria Group Inc., 2.35%, 05/06/25 (Call 04/06/25)(a)	1,787	1,866,003
Archer-Daniels-Midland Co., 2.75%, 03/27/25 (Call 02/27/25)	1,045	1,117,293
Bunge Ltd. Finance Corp., 1.63%, 08/17/25 (Call 07/17/25)(a)	735	743,901
Philip Morris International Inc.
1.50%, 05/01/25 (Call 04/01/25)	1,522	1,552,029
3.38%, 08/11/25 (Call 05/11/25)(a)	1,803	1,966,298
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	4,705	5,237,512

		12,483,036

Airlines — 0.3%
Southwest Airlines Co., 5.25%, 05/04/25 (Call 04/04/25)(a)	2,499	2,862,929
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 02/15/27	563	590,814

		3,453,743

Apparel — 0.7%
NIKE Inc., 2.40%, 03/27/25 (Call 02/27/25)(a)	2,524	2,672,588
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)(a)	1,016	1,128,339
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)(a)	1,040	1,148,004
Tapestry Inc., 4.25%, 04/01/25 (Call 01/01/25)	1,028	1,117,857
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)	1,047	1,099,696

		7,166,484

Auto Manufacturers — 2.5%
American Honda Finance Corp.
1.00%, 09/10/25	1,458	1,454,151
1.20%, 07/08/25	690	694,885
Cummins Inc., 0.75%, 09/01/25 (Call 08/01/25)(a)	639	632,546
General Motors Co.
4.00%, 04/01/25(a)	785	858,994
6.13%, 10/01/25 (Call 09/01/25)(a)	3,300	3,916,044
General Motors Financial Co. Inc.
2.75%, 06/20/25 (Call 05/20/25)	2,010	2,113,193
2.90%, 02/26/25 (Call 01/26/25)(a)	1,186	1,251,728
4.00%, 01/15/25 (Call 10/15/24)	2,160	2,353,190
4.30%, 07/13/25 (Call 04/13/25)	1,953	2,162,479
4.35%, 04/09/25 (Call 02/09/25)(a)	2,858	3,169,208
PACCAR Financial Corp., 1.80%, 02/06/25	128	131,971
Toyota Motor Credit Corp.
0.80%, 10/16/25	1,981	1,966,657
1.80%, 02/13/25	1,759	1,820,143
3.00%, 04/01/25	2,333	2,518,217
3.40%, 04/14/25(a)	1,600	1,751,248

		26,794,654

Security	Par (000)	Value

Auto Parts & Equipment — 0.2%
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)(a)	$1,236	$1,344,150
Magna International Inc., 4.15%, 10/01/25 (Call 07/01/25)	1,097	1,235,617

		2,579,767

Banks — 20.2%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	1,782	1,984,364
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25	1,180	1,165,875
Banco Santander SA 2.75%, 05/28/25	2,715	2,858,352
5.18%, 11/19/25	3,234	3,697,012
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	1,362	1,399,183
Bank of America Corp.
3.88%, 08/01/25	3,642	4,059,300
4.00%, 01/22/25	4,724	5,199,660
Series L, 3.95%, 04/21/25	4,813	5,293,963
Bank of Montreal, 1.85%, 05/01/25(a)	2,998	3,092,467
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	1,878	1,931,448
3.95%, 11/18/25 (Call 10/18/25)	486	547,873
Series G, 3.00%, 02/24/25 (Call 01/24/25)	1,641	1,771,886
Bank of Nova Scotia (The)
1.30%, 06/11/25(a)	2,192	2,211,662
2.20%, 02/03/25(a)	2,639	2,756,647
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)(a)	1,195	1,358,655
Barclays PLC, 3.65%, 03/16/25	4,081	4,416,703
BBVA USA, 3.88%, 04/10/25 (Call 03/10/25)	1,232	1,350,247
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	539	537,599
2.25%, 01/28/25(a)	1,932	2,022,012
Citigroup Inc.
3.30%, 04/27/25	2,722	2,961,046
3.88%, 03/26/25(a)	2,307	2,531,356
4.40%, 06/10/25	4,716	5,272,960
5.50%, 09/13/25	3,001	3,515,281
Citizens Bank N.A./Providence RI, 2.25%, 04/28/25 (Call 03/28/25)	1,191	1,242,820
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)(a)	313	350,598
Comerica Bank, 4.00%, 07/27/25	85	94,429
Cooperatieve Rabobank U.A., 4.38%, 08/04/25	2,849	3,178,743
Cooperatieve Rabobank U.A./New York, 3.38%, 05/21/25	1,500	1,637,565
Credit Suisse AG/New York NY, 2.95%, 04/09/25	1,693	1,804,416
Credit Suisse Group AG, 3.75%, 03/26/25	4,851	5,259,212
Fifth Third Bancorp., 2.38%, 01/28/25 (Call 12/29/24)	2,874	3,009,480
Fifth Third Bank NA, 3.95%, 07/28/25 (Call 06/28/25)	905	1,010,568
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)(a)	335	369,662
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	5,242	5,682,171
3.50%, 04/01/25 (Call 03/01/25)	5,963	6,487,804
3.75%, 05/22/25 (Call 02/22/25)	4,530	4,969,591
4.25%, 10/21/25	4,324	4,846,382
HSBC Holdings PLC, 4.25%, 08/18/25	3,228	3,565,939
Huntington Bancshares Inc./OH, 4.00%, 05/15/25 (Call 04/15/25)(a)	1,516	1,687,081
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)	5,389	5,805,354
3.90%, 07/15/25 (Call 04/15/25)(a)	5,744	6,362,801
KeyBank N.A./Cleveland OH, 3.30%, 06/01/25	1,298	1,418,558
KeyCorp, 4.15%, 10/29/25	1,303	1,473,054

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Lloyds Banking Group PLC 4.45%, 05/08/25	$2,888	$3,241,202
4.58%, 12/10/25	3,067	3,440,530
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)(a)	1,735	1,858,376
Mitsubishi UFJ Financial Group Inc. 1.41%, 07/17/25	3,555	3,576,010
2.19%, 02/25/25	4,774	4,961,236
3.78%, 03/02/25	1,467	1,609,270
Morgan Stanley 4.00%, 07/23/25	6,106	6,809,900
5.00%, 11/24/25	4,121	4,755,387
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/20/25)	573	612,096
Northern Trust Corp., 3.95%, 10/30/25	1,592	1,801,937
PNC Bank N.A. 2.95%, 02/23/25 (Call 01/23/25)	1,525	1,639,665
3.25%, 06/01/25 (Call 05/02/25)	1,541	1,678,365
4.20%, 11/01/25 (Call 10/01/25)	720	816,127
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	2,087	2,178,348
Royal Bank of Canada, 1.15%, 06/10/25	2,478	2,490,291
Santander Holdings USA Inc. 3.45%, 06/02/25 (Call 05/02/25)	1,676	1,798,985
4.50%, 07/17/25 (Call 04/17/25)	2,824	3,138,735
State Street Corp., 3.55%, 08/18/25	2,909	3,226,925
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25(a)	500	549,735
Sumitomo Mitsui Financial Group Inc. 1.47%, 07/08/25	4,364	4,400,527
2.35%, 01/15/25	2,609	2,716,673
SVB Financial Group, 3.50%, 01/29/25(a)	1,029	1,115,107
Toronto-Dominion Bank (The) 0.75%, 09/11/25(a)	1,653	1,632,618
1.15%, 06/12/25(a)	2,024	2,035,699
Truist Bank 1.50%, 03/10/25 (Call 02/10/25)	1,708	1,745,661
3.63%, 09/16/25 (Call 08/16/25)	2,362	2,597,350
4.05%, 11/03/25 (Call 09/03/25)	1,015	1,140,566
Truist Financial Corp. 1.20%, 08/05/25 (Call 07/03/25)	1,374	1,383,055
3.70%, 06/05/25 (Call 05/05/25)	1,960	2,161,645
4.00%, 05/01/25 (Call 03/01/25)	2,485	2,765,830
U.S. Bancorp. 1.45%, 05/12/25 (Call 04/12/25)	2,387	2,437,318
3.95%, 11/17/25 (Call 10/17/25)	2,447	2,755,493
U.S. Bank N.A./Cincinnati OH 2.05%, 01/21/25 (Call 12/21/24)(a)	931	971,498
2.80%, 01/27/25 (Call 12/27/24)	1,413	1,512,970
Wells Fargo & Co. 3.00%, 02/19/25	4,767	5,117,851
3.55%, 09/29/25	5,192	5,711,252
Westpac Banking Corp., 2.35%, 02/19/25	3,126	3,289,083

		217,865,095

Beverages — 2.4%
Anheuser-Busch InBev Worldwide Inc., 4.15%, 01/23/25 (Call 12/23/24)(a)	5,259	5,866,046
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	249	270,481
Coca-Cola Co. (The) 2.88%, 10/27/25	3,721	4,042,718
2.95%, 03/25/25(a)	1,375	1,487,502

Security	Par (000)	Value

Beverages (continued)
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)(a)	$350	$387,037
Constellation Brands Inc. 4.40%, 11/15/25 (Call 09/15/25)(a)	1,040	1,177,457
4.75%, 12/01/25(a)	925	1,067,006
Diageo Capital PLC, 1.38%, 09/29/25 (Call 08/29/25)	902	915,413
Keurig Dr Pepper Inc. 3.40%, 11/15/25 (Call 08/15/25)(a)	933	1,019,685
4.42%, 05/25/25 (Call 03/25/25)(a)	2,682	3,018,752
PepsiCo Inc. 2.25%, 03/19/25 (Call 02/19/25)	2,266	2,390,721
2.75%, 04/30/25 (Call 01/30/25)	2,512	2,700,199
3.50%, 07/17/25 (Call 04/17/25)	1,506	1,659,341

		26,002,358

Biotechnology — 1.5%
Amgen Inc. 1.90%, 02/21/25 (Call 01/21/25)	1,027	1,063,150
3.13%, 05/01/25 (Call 02/01/25)(a)	2,342	2,523,692
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	2,069	2,295,680
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	3,703	4,119,661
Gilead Sciences Inc., 3.50%, 02/01/25 (Call 11/01/24)(a)	3,803	4,138,539
Royalty Pharma PLC, 1.20%, 09/02/25 (Call 08/02/25)(b)	1,688	1,669,888

		15,810,610

Building Materials — 0.6%
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)	3,776	3,940,331
Fortune Brands Home & Security Inc., 4.00%, 06/15/25 (Call 03/15/25)	1,264	1,397,339
Lennox International Inc., 1.35%, 08/01/25 (Call 07/01/25)	464	463,439
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	982	1,101,117

		6,902,226

Chemicals — 1.5%
Air Products and Chemicals Inc., 1.50%, 10/15/25 (Call 09/15/25)	1,282	1,309,550
Dow Chemical Co. (The), 4.55%, 11/30/25 (Call 09/30/25)	1,374	1,562,842
DuPont de Nemours Inc., 4.49%, 11/15/25 (Call 09/25/25)	3,735	4,244,529
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	1,404	1,535,063
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	1,328	1,365,078
Linde Inc./CT, 2.65%, 02/05/25 (Call 11/05/24)(a)	658	698,151
LYB International Finance III LLC 1.25%, 10/01/25 (Call 09/01/25)	916	915,249
2.88%, 05/01/25 (Call 04/01/25)	767	816,280
Nutrien Ltd. 3.00%, 04/01/25 (Call 01/01/25)	953	1,015,793
3.38%, 03/15/25 (Call 12/15/24)	1,240	1,341,060
Sherwin-Williams Co. (The), 3.45%, 08/01/25 (Call 05/01/25)	1,142	1,242,462

		16,046,057

Commercial Services — 1.2%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	2,674	2,946,053
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	880	993,177
Equifax Inc., 2.60%, 12/15/25 (Call 11/15/25)	852	898,937
Global Payments Inc., 2.65%, 02/15/25 (Call 01/15/24)	1,996	2,105,061
Moody’s Corp., 3.75%, 03/24/25 (Call 02/24/25)	537	589,653
PayPal Holdings Inc., 1.65%, 06/01/25 (Call 05/01/25)	1,415	1,453,828
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)(a)	2,002	2,229,767
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)(a)	1,911	2,114,292

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)(a)	$75	$75,384

		13,406,152

Computers — 2.9%
Apple Inc. 0.55%, 08/20/25 (Call 07/20/25)	1,050	1,038,314
1.13%, 05/11/25 (Call 04/11/25)	2,017	2,040,438
2.50%, 02/09/25(a)	3,084	3,279,433
2.75%, 01/13/25 (Call 11/13/24)	3,097	3,318,497
3.20%, 05/13/25(a)	4,031	4,410,519
Dell International LLC/EMC Corp., 5.85%, 07/15/25 (Call 06/15/25)(b)	2,346	2,750,638
DXC Technology Co., 4.13%, 04/15/25 (Call 03/15/25)(a)	1,315	1,444,264
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)	5,035	5,743,324
HP Inc., 2.20%, 06/17/25 (Call 05/17/25)	2,968	3,089,658
International Business Machines Corp., 7.00%, 10/30/25(a)	1,084	1,366,057
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)(b)	923	1,006,005
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	2,201	2,260,295

		31,747,442

Cosmetics & Personal Care — 0.2%
Procter & Gamble Co. (The), 0.55%, 10/29/25	448	444,685
Unilever Capital Corp. 3.10%, 07/30/25(a)	615	669,944
3.38%, 03/22/25 (Call 01/22/25)	873	952,504

		2,067,133

Distribution & Wholesale — 0.1%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)(a)	520	540,316

Diversified Financial Services — 6.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.50%, 01/15/25 (Call 11/15/24)	1,015	1,071,698
4.45%, 10/01/25 (Call 08/01/25)	1,163	1,276,579
6.50%, 07/15/25 (Call 06/15/25)(a)	2,828	3,320,072
Affiliated Managers Group Inc., 3.50%, 08/01/25(a)	760	827,754
Air Lease Corp. 2.30%, 02/01/25 (Call 01/01/25)(a)	679	697,978
3.25%, 03/01/25 (Call 01/01/25)(a)	2,104	2,233,164
3.38%, 07/01/25 (Call 06/01/25)	1,375	1,474,027
Ally Financial Inc. 4.63%, 03/30/25	1,329	1,493,171
5.80%, 05/01/25 (Call 04/01/25)(a)	1,358	1,589,688
American Express Co., 4.20%, 11/06/25 (Call 10/06/25)	2,243	2,550,336
Ameriprise Financial Inc., 3.00%, 04/02/25 (Call 03/02/25)	536	574,967
Capital One Financial Corp. 3.20%, 02/05/25 (Call 01/05/25)	2,301	2,479,995
4.20%, 10/29/25 (Call 09/29/25)	2,990	3,332,714
4.25%, 04/30/25 (Call 03/31/25)	1,598	1,785,893
Charles Schwab Corp. (The) 3.00%, 03/10/25 (Call 12/10/24)	872	939,231
3.85%, 05/21/25 (Call 03/21/25)	1,825	2,029,309
4.20%, 03/24/25 (Call 02/22/25)	532	596,989
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)(a)	2,116	2,278,107
Discover Financial Services, 3.75%, 03/04/25 (Call 12/04/24)(a)	1,269	1,382,842
Franklin Resources Inc., 2.85%, 03/30/25(a)	1,161	1,242,978
GE Capital Funding LLC, 3.45%, 05/15/25 (Call 04/15/25)(a)(b)	2,497	2,708,771

Security	Par (000)	Value

Diversified Financial Services (continued)
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	$4,229	$4,607,073
Intercontinental Exchange Inc., 3.75%, 12/01/25 (Call 09/01/25)	3,148	3,492,454
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)(a)	462	524,125
Lazard Group LLC, 3.75%, 02/13/25	1,039	1,131,502
Mastercard Inc., 2.00%, 03/03/25 (Call 02/03/25)	1,866	1,952,713
Nomura Holdings Inc. 1.85%, 07/16/25	2,914	2,941,712
2.65%, 01/16/25	1,981	2,063,033
Synchrony Financial, 4.50%, 07/23/25 (Call 04/24/25)	2,405	2,684,052
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)(a)	7,760	8,492,234
Western Union Co. (The), 2.85%, 01/10/25 (Call 12/10/24)	1,617	1,709,719

		65,484,880

Electric — 4.6%
Ameren Illinois Co., 3.25%, 03/01/25 (Call 12/01/24)(a)	361	388,602
American Electric Power Co. Inc., Series N, 1.00%, 11/01/25 (Call 10/01/25)(a)	391	386,742
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)(a)	484	522,967
Arizona Public Service Co., 3.15%, 05/15/25 (Call 02/15/25)	509	548,015
Avangrid Inc., 3.20%, 04/15/25 (Call 03/15/25)	1,585	1,709,565
Berkshire Hathaway Energy Co. 3.50%, 02/01/25 (Call 11/01/24)(a)	1,420	1,540,104
4.05%, 04/15/25 (Call 03/15/25)(a)	2,571	2,868,490
Connecticut Light & Power Co. (The), Series A, 0.75%, 12/01/25 (Call 11/01/25)	184	181,306
Dominion Energy Inc. 3.90%, 10/01/25 (Call 07/01/25)	2,406	2,665,271
Series A, 3.30%, 03/15/25 (Call 02/15/25)	199	215,067
DTE Electric Co., 3.38%, 03/01/25 (Call 12/01/24)	570	616,580
DTE Energy Co., Series F, 1.05%, 06/01/25 (Call 05/01/25)	2,409	2,400,520
Duke Energy Corp., 0.90%, 09/15/25 (Call 08/15/25)	550	542,064
Duke Energy Progress LLC, 3.25%, 08/15/25 (Call 05/15/25)(a)	1,552	1,689,150
Edison International, 4.95%, 04/15/25 (Call 03/15/25)	849	949,190
Entergy Corp., 0.90%, 09/15/25 (Call 08/15/25)	1,204	1,184,182
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)	646	709,347
Eversource Energy
Series H, 3.15%, 01/15/25 (Call 10/15/24)(a)	1,188	1,272,146
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	436	428,950
Exelon Corp., 3.95%, 06/15/25 (Call 03/15/25)	2,816	3,104,556
Exelon Generation Co. LLC, 3.25%, 06/01/25 (Call 05/01/25)(a)	757	813,995
Florida Power & Light Co. 2.85%, 04/01/25 (Call 03/01/25)	2,324	2,490,817
3.13%, 12/01/25 (Call 06/01/25)(a)	1,779	1,931,994
Iberdrola International BV, 5.81%, 03/15/25	70	81,529
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)	904	981,310
National Rural Utilities Cooperative Finance Corp. 2.85%, 01/27/25 (Call 10/27/24)	1,082	1,153,055
3.25%, 11/01/25 (Call 08/01/25)(a)	764	829,001
NextEra Energy Capital Holdings Inc., 2.75%, 05/01/25 (Call 04/01/25)	1,474	1,571,962
Oncor Electric Delivery Co. LLC 0.55%, 10/01/25 (Call 09/01/25)(b)	681	664,050
2.95%, 04/01/25 (Call 01/01/25)	542	579,582

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Pacific Gas & Electric Co. 3.45%, 07/01/25(a)	$2,313	$2,451,595
3.50%, 06/15/25 (Call 03/15/25)	555	587,845
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	80	86,289
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	1,165	1,170,930
Public Service Electric & Gas Co., 3.00%, 05/15/25 (Call 02/15/25)	515	551,740
Public Service Enterprise Group Inc., 0.80%, 08/15/25 (Call 07/15/25)	832	818,205
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)(a)	951	1,025,111
Sempra Energy, 3.75%, 11/15/25 (Call 08/15/25)	818	900,364
Southern California Edison Co., Series E, 3.70%, 08/01/25 (Call 06/01/25)	1,762	1,933,513
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	1,193	1,338,057
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)	25	26,839
Virginia Electric & Power Co., Series A, 3.10%, 05/15/25 (Call 02/15/25)	601	645,444
WEC Energy Group Inc., 3.55%, 06/15/25 (Call 03/15/25)	1,070	1,165,155
Xcel Energy Inc., 3.30%, 06/01/25 (Call 12/01/24)	1,660	1,794,925

		49,516,121

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 3.15%, 06/01/25 (Call 03/01/25)	184	199,379

Electronics — 0.4%
Amphenol Corp., 2.05%, 03/01/25 (Call 02/01/25)	522	541,471
Arrow Electronics Inc., 4.00%, 04/01/25 (Call 01/01/25)(a)	474	514,584
Flex Ltd., 4.75%, 06/15/25 (Call 03/15/25)(a)	1,143	1,275,542
Honeywell International Inc., 1.35%, 06/01/25 (Call 05/01/25)(a)	1,632	1,664,836
Legrand France SA, 8.50%, 02/15/25(a)	210	265,776

		4,262,209

Environmental Control — 0.4%
Republic Services Inc. 0.88%, 11/15/25 (Call 10/15/25)(a)	762	753,351
3.20%, 03/15/25 (Call 12/15/24)	1,152	1,240,601
Waste Management Inc. 0.75%, 11/15/25 (Call 10/15/25)(a)	1,193	1,179,555
3.13%, 03/01/25 (Call 12/01/24)	1,256	1,354,935

		4,528,442

Food — 1.5%
Campbell Soup Co. 3.30%, 03/19/25 (Call 12/19/24)	500	539,325
3.95%, 03/15/25 (Call 01/15/25)(a)	2,044	2,254,675
Conagra Brands Inc., 4.60%, 11/01/25 (Call 09/01/25)	2,450	2,801,477
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	2,344	2,599,285
Hershey Co. (The) 0.90%, 06/01/25 (Call 05/01/25)(a)	150	149,892
3.20%, 08/21/25 (Call 05/21/25)	40	43,608
JM Smucker Co. (The), 3.50%, 03/15/25(a)	2,335	2,546,644
Mondelez International Inc., 1.50%, 05/04/25 (Call 04/04/25)	1,313	1,340,625
Sysco Corp. 3.55%, 03/15/25 (Call 01/15/25)	1,341	1,461,167
3.75%, 10/01/25 (Call 07/01/25)(a)	1,715	1,890,925
5.65%, 04/01/25 (Call 03/01/25)	812	950,008

		16,577,631

Security	Par (000)	Value

Forest Products & Paper — 0.0%
Fibria Overseas Finance Ltd., 4.00%, 01/14/25 (Call 11/14/24)	$40	$43,062

Gas — 0.4%
National Fuel Gas Co., 5.20%, 07/15/25 (Call 04/15/25)	820	923,304
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)(a)	2,974	2,942,208
Southern California Gas Co., 3.20%, 06/15/25 (Call 03/15/25)(a)	675	730,242

		4,595,754

Health Care - Products — 2.3%
Abbott Laboratories 2.95%, 03/15/25 (Call 12/15/24)	1,987	2,138,330
3.88%, 09/15/25 (Call 06/15/25)(a)	1,388	1,550,188
Boston Scientific Corp. 1.90%, 06/01/25 (Call 05/01/25)	862	892,411
3.85%, 05/15/25	1,563	1,729,866
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	1,138	1,247,908
Medtronic Inc., 3.50%, 03/15/25	4,080	4,491,386
Stryker Corp. 1.15%, 06/15/25 (Call 05/15/25)	1,066	1,068,335
3.38%, 11/01/25 (Call 08/01/25)	2,429	2,658,322
Thermo Fisher Scientific Inc. 3.65%, 12/15/25 (Call 09/09/25)(a)	843	930,571
4.13%, 03/25/25 (Call 02/25/25)	2,717	3,023,586
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	4,199	4,580,521

		24,311,424

Health Care - Services — 1.8%
Anthem Inc., 2.38%, 01/15/25 (Call 12/15/24)	3,361	3,526,025
CommonSpirit Health, 1.55%, 10/01/25 (Call 07/01/25)	108	109,035
HCA Inc., 5.25%, 04/15/25	3,028	3,480,656
Humana Inc., 4.50%, 04/01/25 (Call 03/01/25)(a)	1,017	1,145,294
Laboratory Corp. of America Holdings, 3.60%, 02/01/25 (Call 11/01/24)(a)	2,434	2,644,152
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	173	173,979
Quest Diagnostics Inc., 3.50%, 03/30/25 (Call 12/30/24)	1,147	1,249,301
Sutter Health, Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	85	85,099
UnitedHealth Group Inc. 3.70%, 12/15/25	1,379	1,542,742
3.75%, 07/15/25	3,977	4,427,515
UPMC, Series D-1, 3.60%, 04/03/25	660	720,898

		19,104,696

Holding Companies - Diversified — 0.7%
Ares Capital Corp. 3.25%, 07/15/25 (Call 06/15/25)	1,318	1,377,310
4.25%, 03/01/25 (Call 01/01/25)	1,610	1,743,083
FS KKR Capital Corp., 4.13%, 02/01/25 (Call 01/01/25)	1,017	1,067,748
Goldman Sachs BDC Inc., 3.75%, 02/10/25 (Call 01/10/25)(a)	990	1,061,211
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)(a)	555	576,945
Owl Rock Capital Corp. 3.75%, 07/22/25 (Call 06/22/25)(a)	1,112	1,179,643
4.00%, 03/30/25 (Call 02/28/25)	877	937,618

		7,943,558

Home Builders — 0.2%
DR Horton Inc., 2.60%, 10/15/25 (Call 09/15/25)(a)	685	724,271

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
Lennar Corp., 4.75%, 05/30/25 (Call 02/28/25)(a)	$1,366	$1,535,630

		2,259,901

Home Furnishings — 0.1%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)(a)	240	264,281
Whirlpool Corp., 3.70%, 05/01/25	597	655,243

		919,524

Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.05%, 08/15/25	445	481,855

Insurance — 2.0%
Aflac Inc., 3.25%, 03/17/25	1,200	1,300,068
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)(a)	448	486,851
Allstate Corp. (The), 0.75%, 12/15/25 (Call 11/15/25)	621	615,076
American International Group Inc. 2.50%, 06/30/25 (Call 05/30/25)	2,001	2,109,194
3.75%, 07/10/25 (Call 04/10/25)	2,915	3,209,998
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	2,139	2,379,509
Chubb INA Holdings Inc., 3.15%, 03/15/25(a)	946	1,029,768
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)(a)	770	875,028
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)(a)	724	792,519
Lincoln National Corp., 3.35%, 03/09/25	350	380,195
Marsh & McLennan Companies Inc., 3.50%, 03/10/25 (Call 12/10/24)	1,548	1,689,673
MetLife Inc. 3.00%, 03/01/25(a)	1,468	1,584,838
3.60%, 11/13/25 (Call 08/13/25)(a)	1,443	1,594,977
Principal Financial Group Inc., 3.40%, 05/15/25 (Call 02/15/25)(a)	1,257	1,363,908
RenaissanceRe Finance Inc., 3.70%, 04/01/25 (Call 01/01/25)(a)	400	433,656
Unum Group, 4.50%, 03/15/25 (Call 02/15/25)(a)	115	128,793
XLIT Ltd., 4.45%, 03/31/25(a)	1,343	1,503,448

		21,477,499

Internet — 1.0%
Alphabet Inc., 0.45%, 08/15/25 (Call 07/15/25)(a)	897	888,828
Amazon.com Inc. 0.80%, 06/03/25 (Call 05/03/25)	635	635,775
5.20%, 12/03/25 (Call 09/03/25)	2,290	2,708,452
Baidu Inc. 3.08%, 04/07/25 (Call 03/07/25)	1,080	1,139,368
4.13%, 06/30/25	1,085	1,192,762
Booking Holdings Inc., 3.65%, 03/15/25 (Call 12/15/24)	1,343	1,468,073
eBay Inc., 1.90%, 03/11/25 (Call 02/11/25)	1,568	1,619,963
TD Ameritrade Holding Corp., 3.63%, 04/01/25 (Call 01/01/25)	1,115	1,224,170
Tencent Music Entertainment Group, 1.38%, 09/03/25 (Call 08/03/25)	105	103,347
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)	45	50,896

		11,031,634

Iron & Steel — 0.2%
Nucor Corp., 2.00%, 06/01/25 (Call 05/01/25)	1,028	1,064,432
Reliance Steel & Aluminum Co., 1.30%, 08/15/25 (Call 07/15/25)	644	643,620
Steel Dynamics Inc., 2.40%, 06/15/25 (Call 05/15/25)	756	790,534

		2,498,586

Security	Par (000)	Value

Leisure Time — 0.1%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	$1,049	$1,125,881

Lodging — 1.0%
Hyatt Hotels Corp., 5.38%, 04/23/25 (Call 03/23/25)(a)	704	794,098
Las Vegas Sands Corp., 2.90%, 06/25/25 (Call 05/25/25)(a)	1,290	1,338,440
Marriott International Inc./MD 3.75%, 03/15/25 (Call 12/15/24)	536	574,490
3.75%, 10/01/25 (Call 07/01/25)	944	1,016,122
Series EE, 5.75%, 05/01/25 (Call 04/01/25)(a)	2,979	3,430,795
Sands China Ltd., 5.13%, 08/08/25 (Call 06/08/25)	2,901	3,238,415

		10,392,360

Machinery — 1.1%
Caterpillar Financial Services Corp. 0.80%, 11/13/25	2,078	2,060,794
1.45%, 05/15/25	696	711,570
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	1,502	1,611,496
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	619	668,037
John Deere Capital Corp. 2.05%, 01/09/25	362	378,485
3.40%, 09/11/25	1,131	1,245,005
3.45%, 03/13/25	1,668	1,832,331
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	2,743	2,851,349
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	202	215,110
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25 (Call 05/15/25)(a)	521	555,636

		12,129,813

Manufacturing — 0.4%
3M Co. 2.00%, 02/14/25 (Call 01/14/25)	1,704	1,779,862
2.65%, 04/15/25 (Call 03/15/25)	714	761,795
3.00%, 08/07/25	1,225	1,329,113
Textron Inc., 3.88%, 03/01/25 (Call 12/01/24)	479	521,171

		4,391,941

Media — 3.6%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25 (Call 04/23/25)	8,656	9,839,621
Comcast Corp. 3.10%, 04/01/25 (Call 03/01/25)	990	1,072,873
3.38%, 02/15/25 (Call 11/15/24)	2,033	2,219,528
3.38%, 08/15/25 (Call 05/15/25)	3,522	3,862,120
3.95%, 10/15/25 (Call 08/15/25)	5,638	6,328,824
Discovery Communications LLC 3.45%, 03/15/25 (Call 12/15/24)(a)	728	782,702
3.95%, 06/15/25 (Call 05/15/25)	1,050	1,149,750
Fox Corp., 3.05%, 04/07/25 (Call 03/07/25)(a)	988	1,056,785
Grupo Televisa SAB, 6.63%, 03/18/25	835	993,324
TWDC Enterprises 18 Corp., 3.15%, 09/17/25	1,966	2,140,286
ViacomCBS Inc. 3.50%, 01/15/25 (Call 10/15/24)	1,360	1,465,658
4.75%, 05/15/25 (Call 04/15/25)	2,400	2,720,136
Walt Disney Co. (The) 3.35%, 03/24/25	3,054	3,326,844
3.70%, 10/15/25 (Call 07/15/25)	1,668	1,845,375

		38,803,826

Metal Fabricate & Hardware — 0.3%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	2,524	2,744,522

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining — 0.4%
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	$3,066	$3,397,496
Southern Copper Corp., 3.88%, 04/23/25	944	1,031,877

		4,429,373

Oil & Gas — 4.6%
BP Capital Markets America Inc. 3.19%, 04/06/25 (Call 03/06/25)	1,033	1,116,621
3.80%, 09/21/25 (Call 07/21/25)	2,603	2,889,382
BP Capital Markets PLC, 3.51%, 03/17/25	1,930	2,115,627
Canadian Natural Resources Ltd. 2.05%, 07/15/25 (Call 06/15/25)(a)	772	788,243
3.90%, 02/01/25 (Call 11/01/24)	1,453	1,576,432
Cenovus Energy Inc., 5.38%, 07/15/25 (Call 04/15/25)	1,479	1,680,617
Chevron Corp. 1.55%, 05/11/25 (Call 04/11/25)	1,586	1,626,665
3.33%, 11/17/25 (Call 08/17/25)	1,984	2,180,515
Chevron USA Inc., 0.69%, 08/12/25 (Call 07/12/25)(a)	1,959	1,939,841
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	1,280	1,502,656
Diamondback Energy Inc. 4.75%, 05/31/25 (Call 04/30/25)	932	1,050,196
5.38%, 05/31/25 (Call 05/31/21)	40	41,248
EOG Resources Inc., 3.15%, 04/01/25 (Call 01/01/25)	1,418	1,524,662
Exxon Mobil Corp. 2.71%, 03/06/25 (Call 12/06/24)	3,878	4,133,521
2.99%, 03/19/25 (Call 02/19/25)(a)	3,678	3,961,684
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	422	465,213
Marathon Oil Corp., 3.85%, 06/01/25 (Call 03/01/25)	1,815	1,966,389
Marathon Petroleum Corp., 4.70%, 05/01/25 (Call 04/01/25)	2,986	3,371,284
Phillips 66, 3.85%, 04/09/25 (Call 03/09/25)	1,267	1,392,040
Shell International Finance BV 2.38%, 04/06/25 (Call 03/06/25)	1,752	1,852,250
3.25%, 05/11/25	5,608	6,115,132
Suncor Energy Inc., 3.10%, 05/15/25 (Call 04/15/25)(a)	732	784,184
Total Capital International SA, 2.43%, 01/10/25 (Call 10/10/24)	2,628	2,770,333
Valero Energy Corp. 2.85%, 04/15/25 (Call 03/15/25)	1,763	1,859,912
3.65%, 03/15/25	1,391	1,506,064

		50,210,711

Oil & Gas Services — 0.3%
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	2,040	2,253,649
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	920	932,218

		3,185,867

Packaging & Containers — 0.2%
WRKCo Inc., 3.75%, 03/15/25 (Call 01/15/25)(a)	1,464	1,602,450

Pharmaceuticals — 5.6%
AbbVie Inc. 3.60%, 05/14/25 (Call 02/14/25)	6,869	7,509,534
3.80%, 03/15/25 (Call 12/15/24)	5,068	5,554,021
AmerisourceBergen Corp., 3.25%, 03/01/25 (Call 12/01/24)	1,715	1,846,746
AstraZeneca PLC, 3.38%, 11/16/25(a)	4,245	4,654,685
Bristol-Myers Squibb Co. 0.75%, 11/13/25 (Call 10/13/25)(a)	1,148	1,138,024
3.88%, 08/15/25 (Call 05/15/25)	2,817	3,143,631
Cardinal Health Inc., 3.75%, 09/15/25 (Call 06/15/25)(a)	1,379	1,515,107

Security	Par (000)	Value

Pharmaceuticals (continued)
Cigna Corp. 3.25%, 04/15/25 (Call 01/15/25)	$1,924	$2,075,881
4.13%, 11/15/25 (Call 09/15/25)	3,889	4,366,336
CVS Health Corp. 3.88%, 07/20/25 (Call 04/20/25)	5,996	6,642,489
4.10%, 03/25/25 (Call 01/25/25)	2,072	2,307,586
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)	1,730	1,848,263
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25(a)	2,661	2,941,549
Johnson & Johnson 0.55%, 09/01/25 (Call 08/01/25)	435	431,520
2.63%, 01/15/25 (Call 11/15/24)	794	848,341
McKesson Corp., 0.90%, 12/03/25 (Call 11/03/25)	533	525,383
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	1,537	1,729,432
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	3,433	3,667,955
Novartis Capital Corp. 1.75%, 02/14/25 (Call 01/14/25)	776	802,547
3.00%, 11/20/25 (Call 08/20/25)(a)	3,552	3,852,997
Pfizer Inc., 0.80%, 05/28/25 (Call 04/28/25)(a)	604	605,275
Viatris Inc., 1.65%, 06/22/25 (Call 05/22/25)(b)	1,105	1,115,807
Zoetis Inc., 4.50%, 11/13/25 (Call 08/13/25)	1,384	1,573,525

		60,696,634

Pipelines — 3.7%
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25 (Call 10/02/24)	3,253	3,727,580
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	1,897	2,136,705
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	1,030	1,221,003
Enbridge Inc., 2.50%, 01/15/25 (Call 12/15/24)	975	1,020,815
Energy Transfer LP 2.90%, 05/15/25 (Call 04/15/25)	1,219	1,281,413
4.05%, 03/15/25 (Call 12/15/24)	2,519	2,728,833
5.95%, 12/01/25 (Call 09/01/25)	1,039	1,218,893
Enterprise Products Operating LLC, 3.75%, 02/15/25 (Call 11/15/24)	2,555	2,796,141
Kinder Morgan Inc., 4.30%, 06/01/25 (Call 03/01/25)	3,489	3,896,725
MPLX LP 4.00%, 02/15/25 (Call 11/15/24)	849	928,348
4.88%, 06/01/25 (Call 03/01/25)	2,920	3,296,008
ONEOK Inc., 2.20%, 09/15/25 (Call 08/15/25)	621	637,935
ONEOK Partners LP, 4.90%, 03/15/25 (Call 12/15/24)	1,249	1,397,281
Phillips 66 Partners LP, 3.61%, 02/15/25 (Call 11/15/24)	857	921,669
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25 (Call 07/15/25)	2,185	2,422,269
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25 (Call 12/01/24)	4,136	4,743,785
Spectra Energy Partners LP, 3.50%, 03/15/25 (Call 12/15/24)	819	884,315
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	1,107	1,224,397
Williams Companies Inc. (The) 3.90%, 01/15/25 (Call 10/15/24)	1,822	1,989,551
4.00%, 09/15/25 (Call 06/15/25)	1,618	1,791,951

		40,265,617

Private Equity — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	945	1,034,369

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts — 4.2%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)	$1,601	$1,743,953
American Tower Corp. 1.30%, 09/15/25 (Call 08/15/25)(a)	585	586,170
2.40%, 03/15/25 (Call 02/15/25)	1,142	1,194,189
2.95%, 01/15/25 (Call 12/15/24)	1,806	1,921,349
4.00%, 06/01/25 (Call 03/01/25)	2,186	2,416,710
AvalonBay Communities Inc. 3.45%, 06/01/25 (Call 03/03/25)(a)	934	1,019,620
3.50%, 11/15/25 (Call 08/15/25)	771	845,070
Boston Properties LP, 3.20%, 01/15/25 (Call 10/15/24)	1,911	2,048,210
Brixmor Operating Partnership LP, 3.85%, 02/01/25 (Call 11/01/24)(a)	660	717,407
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25 (Call 01/01/25)	737	781,117
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	565	637,184
Crown Castle International Corp., 1.35%, 07/15/25 (Call 06/15/25)	1,299	1,306,274
CubeSmart LP, 4.00%, 11/15/25 (Call 08/15/25)	734	810,732
Digital Realty Trust LP, 4.75%, 10/01/25 (Call 07/01/25)	1,053	1,200,062
Equinix Inc. 1.00%, 09/15/25 (Call 08/15/25)	1,750	1,727,390
1.25%, 07/15/25 (Call 06/15/25)	1,162	1,160,222
ERP Operating LP, 3.38%, 06/01/25 (Call 03/01/25)(a)	626	679,266
Essex Portfolio LP, 3.50%, 04/01/25 (Call 01/01/25)	1,071	1,160,353
GLP Capital LP/GLP Financing II Inc., 5.25%, 06/01/25 (Call 03/01/25)(a)	1,741	1,964,736
Healthpeak Properties Inc. 3.40%, 02/01/25 (Call 11/01/24)	837	903,960
4.00%, 06/01/25 (Call 03/01/25)	1,448	1,607,410
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)(a)	1,002	1,076,489
Kilroy Realty LP, 4.38%, 10/01/25 (Call 07/01/25)	385	427,354
Kimco Realty Corp., 3.30%, 02/01/25 (Call 12/01/24)	847	911,855
Mid-America Apartments LP, 4.00%, 11/15/25 (Call 08/15/25)	688	763,749
National Retail Properties Inc., 4.00%, 11/15/25 (Call 08/15/25)(a)	978	1,079,282
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)(a)	927	994,458
Omega Healthcare Investors Inc., 4.50%, 01/15/25 (Call 10/15/24)	891	971,760
Realty Income Corp., 3.88%, 04/15/25 (Call 02/15/25)(a)	771	851,446
Retail Properties of America Inc., 4.00%, 03/15/25 (Call 12/15/24)(a)	300	317,514
Simon Property Group LP, 3.50%, 09/01/25 (Call 06/01/25)(a)	2,588	2,828,115
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)	965	1,013,482
Ventas Realty LP 2.65%, 01/15/25 (Call 12/15/24)	1,080	1,138,061
3.50%, 02/01/25 (Call 11/01/24)	740	802,523
VEREIT Operating Partnership LP, 4.63%, 11/01/25 (Call 09/01/25)(a)	1,223	1,389,010
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)(a)	1,028	1,091,078
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	2,751	3,051,739
Weyerhaeuser Co., 8.50%, 01/15/25(a)	65	81,762
WP Carey Inc., 4.00%, 02/01/25 (Call 12/01/24)	348	379,435

		45,600,496

Security	Par (000)	Value

Retail — 3.1%
AutoNation Inc., 4.50%, 10/01/25 (Call 07/01/25)	$814	$906,544
AutoZone Inc. 3.25%, 04/15/25 (Call 01/15/25)(a)	1,213	1,303,235
3.63%, 04/15/25 (Call 03/15/25)(a)	1,014	1,109,854
Dollar General Corp., 4.15%, 11/01/25 (Call 08/01/25)	1,372	1,537,518
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)(a)	2,628	2,907,540
Home Depot Inc. (The), 3.35%, 09/15/25 (Call 06/15/25)	2,166	2,380,477
Lowe’s Companies Inc. 3.38%, 09/15/25 (Call 06/15/25)(a)	2,165	2,370,350
4.00%, 04/15/25 (Call 03/15/25)	1,432	1,590,651
McDonald’s Corp. 1.45%, 09/01/25 (Call 08/01/25)(a)	318	323,482
3.30%, 07/01/25 (Call 06/15/25)	2,060	2,243,567
3.38%, 05/26/25 (Call 02/26/25)	2,127	2,315,410
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	1,152	1,301,679
Starbucks Corp., 3.80%, 08/15/25 (Call 06/15/25)	3,239	3,600,958
Target Corp., 2.25%, 04/15/25 (Call 03/15/25)	2,735	2,879,982
TJX Companies Inc. (The), 3.50%, 04/15/25 (Call 03/15/25)	2,663	2,915,213
Walmart Inc., 3.55%, 06/26/25 (Call 04/26/25)	3,298	3,653,063

		33,339,523

Semiconductors — 3.1%
Analog Devices Inc. 2.95%, 04/01/25 (Call 03/01/25)	768	822,221
3.90%, 12/15/25 (Call 09/15/25)	2,101	2,339,737
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)(a)	2,008	2,246,872
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/25 (Call 11/15/24)	2,653	2,831,228
Broadcom Inc. 3.15%, 11/15/25 (Call 10/15/25)	2,676	2,867,414
4.70%, 04/15/25 (Call 03/15/25)	5,221	5,895,971
Intel Corp. 3.40%, 03/25/25 (Call 02/25/25)	2,706	2,962,529
3.70%, 07/29/25 (Call 04/29/25)(a)	4,983	5,528,190
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)(a)	1,130	1,244,616
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%, 05/01/25 (Call 04/01/25)(b)	955	1,008,633
QUALCOMM Inc., 3.45%, 05/20/25 (Call 02/20/25)	3,682	4,039,080
Texas Instruments Inc., 1.38%, 03/12/25 (Call 02/12/25)	1,213	1,243,143

		33,029,634

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25 (Call 04/01/25)	564	615,832

Software — 3.0%
Adobe Inc. 1.90%, 02/01/25 (Call 01/01/25)	1,085	1,131,102
3.25%, 02/01/25 (Call 11/01/24)	2,636	2,858,268
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)(a)	1,013	1,134,479
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)	2,507	2,764,770
Intuit Inc., 0.95%, 07/15/25 (Call 06/15/25)	770	772,464
Microsoft Corp. 2.70%, 02/12/25 (Call 11/12/24)(a)	2,732	2,932,665
3.13%, 11/03/25 (Call 08/03/25)(a)	5,965	6,528,394
Oracle Corp. 2.50%, 04/01/25 (Call 03/01/25)	4,767	5,019,222
2.95%, 05/15/25 (Call 02/15/25)	5,250	5,609,100
Roper Technologies Inc. 1.00%, 09/15/25 (Call 08/15/25)(a)	1,199	1,189,228
3.85%, 12/15/25 (Call 09/15/25)	976	1,082,433

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
VMware Inc., 4.50%, 05/15/25 (Call 04/15/25)	$1,557	$1,740,679

		32,762,804

Telecommunications — 2.8%
AT&T Inc. 3.40%, 05/15/25 (Call 02/15/25)	2,931	3,192,533
3.60%, 07/15/25 (Call 04/15/25)(a)	305	334,838
3.95%, 01/15/25 (Call 10/15/24)(a)	2,491	2,752,729
Cisco Systems Inc., 3.50%, 06/15/25(a)	1,370	1,517,823
Juniper Networks Inc., 1.20%, 12/10/25 (Call 11/10/25)(a)	1,309	1,296,826
Rogers Communications Inc., 3.63%, 12/15/25 (Call 09/15/25)(a)	1,967	2,162,894
T-Mobile USA Inc., 3.50%, 04/15/25 (Call 03/15/25)(b)	6,249	6,773,979
Verizon Communications Inc. 0.85%, 11/20/25 (Call 10/20/25)	2,087	2,058,638
3.38%, 02/15/25	5,148	5,615,541
Vodafone Group PLC, 4.13%, 05/30/25	3,719	4,162,565

		29,868,366

Transportation — 1.7%
Burlington Northern Santa Fe LLC 3.00%, 04/01/25 (Call 01/01/25)(a)	776	836,055
3.65%, 09/01/25 (Call 06/01/25)(a)	1,391	1,537,208
7.00%, 12/15/25	227	284,989
Canadian Pacific Railway Co., 2.90%, 02/01/25 (Call 11/01/24)	1,436	1,526,755
CSX Corp., 3.35%, 11/01/25 (Call 08/01/25)(a)	1,529	1,672,420
FedEx Corp., 3.20%, 02/01/25	2,256	2,458,611
Norfolk Southern Corp., 3.65%, 08/01/25 (Call 06/01/25)(a)	927	1,017,262
Ryder System Inc. 3.35%, 09/01/25 (Call 08/01/25)	1,390	1,509,874
4.63%, 06/01/25 (Call 05/01/25)	741	838,760
Union Pacific Corp. 3.25%, 01/15/25 (Call 10/15/24)(a)	919	992,208
3.25%, 08/15/25 (Call 05/15/25)	1,307	1,419,167
3.75%, 07/15/25 (Call 05/15/25)(a)	1,159	1,284,044
United Parcel Service Inc., 3.90%, 04/01/25 (Call 03/01/25)(a)	2,702	3,007,110

		18,384,463

Security	Par/ Shares (000)	Value

Trucking & Leasing — 0.0%
GATX Corp., 3.25%, 03/30/25 (Call 12/30/24)(a)	$360	$384,275

Water — 0.1%
American Water Capital Corp., 3.40%, 03/01/25 (Call 12/01/24)	1,292	1,405,476

Total Corporate Bonds & Notes — 98.9% (Cost: $1,032,414,957)		1,068,420,831

Short-Term Investments

Money Market Funds — 6.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	63,566	63,597,353
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	9,010	9,010,000

		72,607,353

Total Short-Term Investments — 6.7% (Cost: $72,591,078)		72,607,353

Total Investments in Securities — 105.6% (Cost: $1,105,006,035)		1,141,028,184

Other Assets, Less Liabilities — (5.6)%		(60,563,734)

Net Assets — 100.0%		$1,080,464,450

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$34,456,574	$29,149,668	(a)	$—	$(4,171)	$(4,718)	$63,597,353	63,566	$49,703	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,230,000	4,780,000	(a)	—	—	—	9,010,000	9,010	571		—

					$(4,171)	$(4,718)	$72,607,353		$50,274		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2025 Term Corporate ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,068,420,831	$—	$1,068,420,831
Money Market Funds	72,607,353	—	—	72,607,353

	$72,607,353	$1,068,420,831	$—	$1,141,028,184

See notes to financial statements.

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	$2,097	$2,317,709

Aerospace & Defense — 2.4%
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/23)	3,735	3,739,482
2.25%, 06/15/26 (Call 03/15/26)	805	814,701
2.75%, 02/01/26 (Call 01/01/26)(a)	3,910	4,057,485
3.10%, 05/01/26 (Call 03/01/26)(a)	802	844,538
General Dynamics Corp., 2.13%, 08/15/26 (Call 05/15/26)	830	865,806
L3Harris Technologies Inc., 3.85%, 12/15/26 (Call 09/15/26)	800	893,088
Lockheed Martin Corp., 3.55%, 01/15/26 (Call 10/15/25)	3,053	3,388,891
Raytheon Technologies Corp., 2.65%, 11/01/26 (Call 08/01/26)	939	1,004,880
Teledyne Technologies Inc., 1.60%, 04/01/26 (Call 03/01/26)	695	696,390

		16,305,261

Agriculture — 1.5%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)	1,020	1,066,390
4.40%, 02/14/26 (Call 12/14/25)	861	972,413
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	1,416	1,509,739
BAT Capital Corp., 3.22%, 09/06/26 (Call 07/06/26)	1,916	2,028,469
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)(a)	1,433	1,425,806
Bunge Ltd. Finance Corp., 3.25%, 08/15/26 (Call 05/15/26)(a)	1,345	1,454,739
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	390	383,670
2.75%, 02/25/26 (Call 11/25/25)(a)	1,289	1,381,486

		10,222,712

Airlines — 0.2%
Southwest Airlines Co., 3.00%, 11/15/26 (Call 08/15/26)	426	455,518
United Airlines Pass Through Trust
Series 2014-1, Class A, 4.00%, 10/11/27	171	176,544
Series 2014-2, Class A, 3.75%, 03/03/28	569	594,718

		1,226,780

Apparel — 0.2%
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)(a)	1,367	1,456,894

Auto Manufacturers — 0.9%
American Honda Finance Corp., 2.30%, 09/09/26(a)	894	939,630
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	750	740,280
4.00%, 10/06/26 (Call 07/06/26)	1,432	1,578,737
5.25%, 03/01/26 (Call 12/01/25)	1,890	2,175,560
Toyota Motor Corp., 1.34%, 03/25/26 (Call 02/25/26)	169	170,102
Toyota Motor Credit Corp., 0.80%, 01/09/26	164	162,714

		5,767,023

Auto Parts & Equipment — 0.1%
Aptiv PLC, 4.25%, 01/15/26 (Call 10/15/25)	665	750,778

Banks — 23.7%
Banco Santander SA, 1.85%, 03/25/26	285	287,340
Bank of America Corp.
3.50%, 04/19/26	3,657	4,036,085
4.25%, 10/22/26	2,949	3,335,024
4.45%, 03/03/26	3,369	3,818,425
6.22%, 09/15/26(a)	100	122,825

Security	Par (000)	Value

Banks (continued)
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)(a)	$129	$127,611
2.45%, 08/17/26 (Call 05/17/26)	1,595	1,689,583
2.80%, 05/04/26 (Call 02/04/26)	1,328	1,430,721
Bank of Nova Scotia (The)
1.05%, 03/02/26	175	173,154
2.70%, 08/03/26(a)	2,382	2,547,954
Barclays PLC
4.38%, 01/12/26	3,518	3,945,331
5.20%, 05/12/26	3,022	3,433,475
BPCE SA, 3.38%, 12/02/26(a)	1,144	1,254,831
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	4,182	4,534,124
3.40%, 05/01/26	2,799	3,065,185
3.70%, 01/12/26	876	970,880
4.30%, 11/20/26	1,977	2,230,610
4.60%, 03/09/26	2,153	2,460,621
Citizens Bank N.A./Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	962	1,068,137
Citizens Financial Group Inc., 2.85%, 07/27/26
(Call 04/27/26)	1,016	1,082,822
Cooperatieve Rabobank U.A., 3.75%, 07/21/26	2,375	2,600,459
Credit Suisse Group AG, 4.55%, 04/17/26	3,056	3,442,126
Deutsche Bank AG, 4.10%, 01/13/26(a)	782	858,659
Deutsche Bank AG/New York NY
1.69%, 03/19/26	330	331,261
4.10%, 01/13/26	460	503,806
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	1,544	1,679,501
4.25%, 03/13/26	690	774,456
Fifth Third Bank NA, 3.85%, 03/15/26 (Call 02/15/26)	923	1,021,623
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26 (Call 11/16/25)	4,111	4,488,760
3.75%, 02/25/26 (Call 11/25/25)	2,666	2,960,700
HSBC Holdings PLC
3.90%, 05/25/26	3,325	3,689,387
4.30%, 03/08/26	3,283	3,698,004
4.38%, 11/23/26	2,581	2,901,044
JPMorgan Chase & Co.
2.95%, 10/01/26 (Call 07/01/26)	4,257	4,587,513
3.20%, 06/15/26 (Call 03/15/26)	2,579	2,802,986
3.30%, 04/01/26 (Call 01/01/26)	3,420	3,734,572
4.13%, 12/15/26	2,970	3,359,397
7.63%, 10/15/26	612	803,330
KeyBank N.A./Cleveland OH, 3.40%, 05/20/26	1,145	1,244,294
Lloyds Banking Group PLC, 4.65%, 03/24/26	2,139	2,413,220
Mitsubishi UFJ Financial Group Inc.
2.76%, 09/13/26	1,663	1,764,759
3.85%, 03/01/26	3,435	3,832,532
Mizuho Financial Group Inc., 2.84%, 09/13/26(a)	1,342	1,435,752
Morgan Stanley
3.13%, 07/27/26	4,182	4,533,455
3.88%, 01/27/26	3,865	4,310,016
4.35%, 09/08/26	3,276	3,714,230
6.25%, 08/09/26	1,313	1,620,675
National Australia Bank Ltd./New York
2.50%, 07/12/26	1,833	1,948,864
3.38%, 01/14/26	1,124	1,239,289
Natwest Group PLC, 4.80%, 04/05/26	2,431	2,782,668

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
PNC Financial Services Group Inc. (The), 2.60%, 07/23/26 (Call 05/23/26)	$1,625	$1,728,724
Royal Bank of Canada
0.88%, 01/20/26	270	266,495
1.20%, 04/27/26	35	34,905
4.65%, 01/27/26	1,809	2,076,497
Santander Holdings USA Inc., 3.24%, 10/05/26
(Call 08/05/26)	1,621	1,726,835
State Street Corp., 2.65%, 05/19/26	1,485	1,594,088
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	849	833,463
2.63%, 07/14/26	3,305	3,486,775
3.01%, 10/19/26(a)	1,752	1,884,206
3.78%, 03/09/26	2,263	2,508,083
Toronto-Dominion Bank (The), 0.75%, 01/06/26	387	380,645
Truist Bank
3.30%, 05/15/26 (Call 04/15/26)	1,214	1,325,737
3.80%, 10/30/26 (Call 09/30/26)	1,358	1,514,387
U.S. Bancorp 3.10%, 04/27/26 (Call 03/27/26)	1,787	1,939,985
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	1,694	1,788,457
Wachovia Corp., 7.57%, 08/01/26(b)	645	823,639
Wells Fargo & Co.
3.00%, 04/22/26	4,758	5,133,834
3.00%, 10/23/26(a)	4,737	5,107,718
4.10%, 06/03/26	3,616	4,065,469
Westpac Banking Corp.
2.70%, 08/19/26	1,722	1,843,367
2.85%, 05/13/26(a)	2,410	2,594,196

		159,349,581

Beverages — 2.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	3,886	4,301,880
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)	2,416	2,668,665
Coca-Cola Co. (The)
2.25%, 09/01/26(a)	1,246	1,319,527
2.55%, 06/01/26(a)	957	1,028,794
Constellation Brands Inc., 3.70%, 12/06/26 (Call 09/06/26)	1,047	1,160,788
Keurig Dr Pepper Inc., 2.55%, 09/15/26 (Call 06/15/26)	757	800,338
Molson Coors Beverage Co., 3.00%, 07/15/26
(Call 04/15/26)(a)	2,776	2,979,647
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	1,761	1,876,821
2.85%, 02/24/26 (Call 11/24/25)	1,061	1,149,880

		17,286,340

Biotechnology — 0.9%
Amgen Inc., 2.60%, 08/19/26 (Call 05/19/26)	1,519	1,607,603
Gilead Sciences Inc., 3.65%, 03/01/26 (Call 12/01/25)	3,926	4,334,461

		5,942,064

Building Materials — 0.3%
Eagle Materials Inc., 4.50%, 08/01/26 (Call 08/01/21)	475	488,974
Johnson Controls International PLC, 3.90%, 02/14/26 (Call 11/14/25)	764	848,934
Owens Corning, 3.40%, 08/15/26 (Call 05/15/26)	801	868,941

		2,206,849

Chemicals — 1.2%
Dow Chemical Co. (The), 3.63%, 05/15/26 (Call 03/15/26)	1,080	1,191,747
Ecolab Inc., 2.70%, 11/01/26 (Call 08/01/26)(a)	1,103	1,181,302

Security	Par (000)	Value

Chemicals (continued)
FMC Corp., 3.20%, 10/01/26 (Call 08/01/26)	$1,162	$1,253,775
Linde Inc./CT, 3.20%, 01/30/26 (Call 10/30/25)	1,266	1,388,840
Nutrien Ltd., 4.00%, 12/15/26 (Call 09/15/26)	1,006	1,131,690
PPG Industries Inc., 1.20%, 03/15/26 (Call 02/15/26)	105	104,287
Sherwin-Williams Co. (The), 3.95%, 01/15/26 (Call 10/15/25)	180	200,475
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	1,328	1,444,572

		7,896,688

Commercial Services — 0.8%
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	1,645	1,627,185
4.80%, 04/01/26 (Call 01/01/26)	979	1,123,686
PayPal Holdings Inc., 2.65%, 10/01/26 (Call 08/01/26)(a)	2,250	2,397,443

		5,148,314

Computers — 4.7%
Apple Inc.
0.70%, 02/08/26 (Call 01/08/26)	1,648	1,628,471
2.05%, 09/11/26 (Call 07/11/26)	2,977	3,111,144
2.45%, 08/04/26 (Call 05/04/26)	3,261	3,469,117
3.25%, 02/23/26 (Call 11/23/25)	4,110	4,516,027
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)(c)	2,613	3,003,591
6.02%, 06/15/26 (Call 03/15/26)(c)	6,374	7,608,962
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	110	108,286
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)	170	169,674
Hewlett Packard Enterprise Co., 1.75%, 04/01/26
(Call 03/01/26)(a)	1,324	1,336,697
International Business Machines Corp.
3.30%, 05/15/26	3,960	4,345,229
3.45%, 02/19/26(a)	2,010	2,218,156

		31,515,354

Cosmetics & Personal Care — 0.5%
Procter & Gamble Co. (The)
2.45%, 11/03/26	1,358	1,453,929
2.70%, 02/02/26	965	1,043,705
Unilever Capital Corp., 2.00%, 07/28/26(a)	901	937,590

		3,435,224

Diversified Financial Services — 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)(a)	1,368	1,341,857
4.45%, 04/03/26 (Call 02/03/26)	815	893,012
Air Lease Corp.
2.88%, 01/15/26 (Call 12/15/25)	1,487	1,548,681
3.75%, 06/01/26 (Call 04/01/26)	1,627	1,757,290
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	1,051	1,135,238
American Express Co., 3.13%, 05/20/26 (Call 04/20/26)	1,796	1,955,988
Ameriprise Financial Inc., 2.88%, 09/15/26 (Call 06/15/26)(a)	705	758,700
Brookfield Finance Inc., 4.25%, 06/02/26 (Call 03/02/26)	555	624,580
Capital One Financial Corp., 3.75%, 07/28/26 (Call 06/28/26)	2,337	2,562,287
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)(a)	1,169	1,157,450
3.45%, 02/13/26 (Call 11/13/25)	565	621,110
Discover Financial Services, 4.50%, 01/30/26
(Call 11/30/25)(a)	971	1,099,512
Invesco Finance PLC, 3.75%, 01/15/26(a)	588	649,205
Legg Mason Inc., 4.75%, 03/15/26(a)	625	724,444
Mastercard Inc., 2.95%, 11/21/26 (Call 08/21/26)(a)	1,361	1,479,216
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	1,191	1,328,918
Synchrony Financial, 3.70%, 08/04/26 (Call 05/04/26)	970	1,053,711

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Western Union Co. (The), 1.35%, 03/15/26 (Call 02/15/26)	$55	$54,445

		20,745,644

Electric — 5.3%
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)	530	575,622
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)(c)	420	413,133
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)(a)	480	526,920
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)(a)	216	227,306
Black Hills Corp., 3.95%, 01/15/26 (Call 07/15/25)(a)	100	109,742
CenterPoint Energy Houston Electric LLC, Series Z, 2.40%, 09/01/26 (Call 06/01/26)	110	116,080
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)(a)	872	957,378
CMS Energy Corp., 3.00%, 05/15/26 (Call 02/15/26)	716	764,115
Commonwealth Edison Co., 2.55%, 06/15/26 (Call 03/15/26)	490	519,601
Dominion Energy Inc.
Series A, 1.45%, 04/15/26 (Call 03/15/26)	105	105,127
Series D, 2.85%, 08/15/26 (Call 05/15/26)	703	749,033
DTE Energy Co., 2.85%, 10/01/26 (Call 07/01/26)	1,161	1,238,044
Duke Energy Carolinas LLC, 2.95%, 12/01/26 (Call 09/01/26)	1,054	1,144,412
Duke Energy Corp., 2.65%, 09/01/26 (Call 06/01/26)	2,416	2,546,899
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	1,386	1,515,189
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	650	709,001
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)	793	873,767
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	1,513	1,621,588
Entergy Louisiana LLC, 2.40%, 10/01/26 (Call 07/01/26)	660	691,502
Evergy Kansas Central Inc., 2.55%, 07/01/26 (Call 04/01/26)	260	273,658
Exelon Corp., 3.40%, 04/15/26 (Call 01/15/26)	1,662	1,811,214
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	1,490	1,597,757
Georgia Power Co., 3.25%, 04/01/26 (Call 01/01/26)	452	488,797
ITC Holdings Corp., 3.25%, 06/30/26 (Call 03/30/26)	775	838,914
National Rural Utilities Cooperative Finance Corp., 1.00%, 06/15/26 (Call 05/15/26)	125	122,579
NextEra Energy Capital Holdings Inc., 3.25%, 04/01/26 (Call 02/01/26)(a)	836	907,578
Pacific Gas & Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	556	573,920
3.15%, 01/01/26	3,191	3,324,543
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)(a)	1,138	1,223,794
Public Service Electric & Gas Co., 2.25%, 09/15/26 (Call 06/15/26)	673	706,273
Public Service Electric and Gas Co., 0.95%, 03/15/26 (Call 02/15/26)	119	117,961
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	907	957,946
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	592	626,697
Southern California Edison Co., 1.20%, 02/01/26 (Call 01/01/26)	361	357,910
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	2,562	2,766,063
Southern Power Co., 0.90%, 01/15/26 (Call 12/15/25)	120	117,642
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)	797	844,732
Series N, 1.65%, 03/15/26 (Call 02/15/26)	75	75,761
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)	533	577,479
Series B, 2.95%, 11/15/26 (Call 08/15/26)	835	897,834
Xcel Energy Inc., 3.35%, 12/01/26 (Call 06/01/26)	975	1,066,250

		35,679,761

Security	Par (000)	Value

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 0.88%, 10/15/26 (Call 09/15/26)(a)	$968	$950,324

Electronics — 1.0%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)	527	567,890
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)(a)	808	909,186
Flex Ltd., 3.75%, 02/01/26 (Call 01/01/26)	825	896,000
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	1,502	1,633,245
Honeywell International Inc., 2.50%, 11/01/26 (Call 08/01/26)(a)	2,248	2,401,561
Hubbell Inc., 3.35%, 03/01/26 (Call 12/01/25)(a)	210	226,697
Jabil Inc., 1.70%, 04/15/26 (Call 03/15/26)	235	235,331
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)(c)	160	159,595

		7,029,505

Environmental Control — 0.2%
Republic Services Inc., 2.90%, 07/01/26 (Call 04/01/26)	1,004	1,078,005

Food — 1.5%
Flowers Foods Inc., 3.50%, 10/01/26 (Call 07/01/26)	125	135,980
Hershey Co. (The), 2.30%, 08/15/26 (Call 05/15/26)	856	906,367
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)(a)	873	946,961
Kellogg Co., 3.25%, 04/01/26	945	1,029,086
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	1,390	1,477,000
3.50%, 02/01/26 (Call 11/01/25)(a)	846	931,218
McCormick & Co. Inc./MD, 0.90%, 02/15/26 (Call 01/15/26)	243	237,943
Mondelez International Inc., 3.63%, 02/13/26 (Call 12/13/25)	885	978,341
Sysco Corp., 3.30%, 07/15/26 (Call 04/15/26)	1,846	2,002,190
Tyson Foods Inc., 4.00%, 03/01/26 (Call 01/01/26)	1,338	1,495,937

		10,141,023

Forest Products & Paper — 0.2%
International Paper Co., 3.80%, 01/15/26 (Call 10/15/25)	1,187	1,317,701

Gas — 0.4%
National Fuel Gas Co., 5.50%, 01/15/26 (Call 12/15/25)(a)	872	1,010,691
Southern California Gas Co., Series TT, 2.60%, 06/15/26 (Call 03/15/26)	920	972,992
Southern Co. Gas Capital Corp., 3.25%, 06/15/26 (Call 03/15/26)	445	483,466

		2,467,149

Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 3.40%, 03/01/26 (Call 01/01/26)(a)	833	918,224

Health Care - Products — 1.6%
Abbott Laboratories, 3.75%, 11/30/26 (Call 08/30/26)	2,615	2,957,068
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	1,390	1,482,115
Boston Scientific Corp., 3.75%, 03/01/26 (Call 01/01/26)	1,091	1,211,163
Stryker Corp., 3.50%, 03/15/26 (Call 12/15/25)	1,770	1,947,071
Thermo Fisher Scientific Inc., 2.95%, 09/19/26 (Call 06/19/26)	1,756	1,895,321
Zimmer Biomet Holdings Inc., 3.05%, 01/15/26 (Call 12/15/25)	1,175	1,267,402

		10,760,140

Health Care - Services — 1.0%
Anthem Inc., 1.50%, 03/15/26 (Call 02/15/26)	150	151,402
HCA Inc., 5.25%, 06/15/26 (Call 12/15/25)	2,352	2,730,978
Providence St Joseph Health Obligated Group, Series H, 2.75%, 10/01/26 (Call 07/01/26)(a)	140	149,505
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)	973	1,065,474

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
UnitedHealth Group Inc.
1.25%, 01/15/26	$827	$833,575
3.10%, 03/15/26(a)	1,452	1,584,451

		6,515,385

Holding Companies - Diversified — 1.5%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	1,236	1,220,377
3.88%, 01/15/26 (Call 12/15/25)	1,602	1,709,254
Bain Capital Specialty Finance Inc., 2.95%, 03/10/26 (Call 02/10/26)	105	105,718
Blackstone Secured Lending Fund
2.75%, 09/16/26 (Call 08/19/26)(c)	150	150,973
3.63%, 01/15/26 (Call 12/15/25)(c)	830	874,646
FS KKR Capital Corp., 3.40%, 01/15/26 (Call 12/15/25)	1,226	1,253,524
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)	508	525,267
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	540	536,565
Main Street Capital Corp., 3.00%, 07/14/26 (Call 06/14/26)	430	434,356
Owl Rock Capital Corp.
3.40%, 07/15/26 (Call 06/15/26)	1,368	1,419,765
4.25%, 01/15/26 (Call 12/15/25)	807	868,558
Prospect Capital Corp., 3.71%, 01/22/26 (Call 12/22/25)	473	478,506
Sixth Street Specialty Lending Inc., 2.50%, 08/01/26 (Call 07/01/26)	416	416,316

		9,993,825

Home Builders — 0.3%
Lennar Corp., 5.25%, 06/01/26 (Call 12/01/25)	738	852,279
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	760	892,552

		1,744,831

Household Products & Wares — 0.1%
Kimberly-Clark Corp., 2.75%, 02/15/26	773	833,580

Insurance — 3.4%
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	72	71,699
2.88%, 10/15/26 (Call 07/15/26)(a)	837	900,947
Allstate Corp. (The), 3.28%, 12/15/26 (Call 09/15/26)	958	1,056,626
American Financial Group Inc./OH, 3.50%, 08/15/26 (Call 05/15/26)	851	925,233
American International Group Inc., 3.90%, 04/01/26 (Call 01/01/26)	2,519	2,796,115
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	665	753,126
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	3,661	4,011,028
Chubb INA Holdings Inc., 3.35%, 05/03/26 (Call 02/03/26)	535	587,772
CNA Financial Corp., 4.50%, 03/01/26 (Call 12/01/25)	962	1,092,322
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	586	665,022
Lincoln National Corp., 3.63%, 12/12/26 (Call 09/15/26)	715	790,669
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	878	974,887
Manulife Financial Corp., 4.15%, 03/04/26	1,615	1,824,789
Marsh & McLennan Companies Inc., 3.75%, 03/14/26 (Call 12/14/25)(a)	1,320	1,467,167
Munich Re America Corp., Series B, 7.45%, 12/15/26	10	13,157
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)	733	819,648
Principal Financial Group Inc., 3.10%, 11/15/26 (Call 08/15/26)	645	698,561
Prudential Financial Inc., 1.50%, 03/10/26 (Call 02/10/26)	1,047	1,063,899
Reinsurance Group of America Inc., 3.95%, 09/15/26 (Call 06/15/26)	675	753,050

Security	Par (000)	Value

Insurance (continued)
Swiss Re America Holding Corp., 7.00%, 02/15/26	$166	$208,406
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	876	990,230
Voya Financial Inc., 3.65%, 06/15/26	710	789,662

		23,254,015

Internet — 1.1%
Alphabet Inc., 2.00%, 08/15/26 (Call 05/15/26)	3,087	3,237,615
Baidu Inc., 1.72%, 04/09/26 (Call 03/09/26)	405	405,607
Booking Holdings Inc., 3.60%, 06/01/26 (Call 03/01/26)	1,588	1,753,644
Expedia Group Inc., 5.00%, 02/15/26 (Call 11/15/25)	962	1,091,822
JD.com Inc., 3.88%, 04/29/26(a)	823	897,021

		7,385,709

Iron & Steel — 0.6%
Steel Dynamics Inc., 5.00%, 12/15/26 (Call 12/15/21)	1,010	1,061,490
Vale Overseas Ltd., 6.25%, 08/10/26(a)	2,582	3,088,640

		4,150,130

Lodging — 0.6%
Hyatt Hotels Corp., 4.85%, 03/15/26 (Call 12/15/25)	779	871,865
Las Vegas Sands Corp., 3.50%, 08/18/26 (Call 06/18/26)	1,652	1,736,450
Marriott International Inc./MD, Series R, 3.13%, 06/15/26 (Call 03/15/26)	1,133	1,205,455
Sands China Ltd., 3.80%, 01/08/26 (Call 12/08/25)	560	595,717

		4,409,487

Machinery — 0.9%
Caterpillar Financial Services Corp.
0.90%, 03/02/26	577	573,671
2.40%, 08/09/26	625	661,081
CNH Industrial Capital LLC, 1.88%, 01/15/26
(Call 12/15/25)(a)	375	381,083
John Deere Capital Corp.
0.70%, 01/15/26(a)	201	199,245
2.25%, 09/14/26	1,136	1,198,446
2.65%, 06/10/26(a)	527	566,720
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/26
(Call 08/15/26)(a)	1,034	1,124,061
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	1,022	1,116,024

		5,820,331

Manufacturing — 0.8%
3M Co., 2.25%, 09/19/26 (Call 06/19/26)(a)	1,191	1,258,982
General Electric Co., 5.55%, 01/05/26(a)	450	534,775
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)(a)	1,784	1,922,599
Textron Inc., 4.00%, 03/15/26 (Call 12/15/25)(a)	557	612,628
Trane Technologies Luxembourg Finance SA, 3.50%, 03/21/26 (Call 01/21/26)	734	804,824

		5,133,808

Media — 2.0%
Comcast Corp., 3.15%, 03/01/26 (Call 12/01/25)	2,871	3,130,826
Discovery Communications LLC, 4.90%, 03/11/26 (Call 12/11/25)	1,128	1,289,868
Grupo Televisa SAB, 4.63%, 01/30/26 (Call 10/30/25)	615	687,066
TCI Communications Inc., 7.88%, 02/15/26	709	920,764
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	781	849,002
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	1,471	1,514,836
3.00%, 02/13/26	1,086	1,176,583
ViacomCBS Inc., 4.00%, 01/15/26 (Call 10/15/25)	1,358	1,504,487

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Walt Disney Co. (The) 1.75%, 01/13/26	$1,707	$1,753,277
3.38%, 11/15/26 (Call 08/15/26)	866	955,085

		13,781,794

Mining — 0.0%
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	90	111,420

Oil & Gas — 4.1%
BP Capital Markets America Inc. 3.12%, 05/04/26 (Call 02/04/26)	1,645	1,778,113
3.41%, 02/11/26 (Call 12/11/25)(a)	1,093	1,200,704
Chevron Corp., 2.95%, 05/16/26 (Call 02/16/26)	3,188	3,444,794
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)(a)	2,130	2,486,775
Diamondback Energy Inc., 3.25%, 12/01/26 (Call 10/01/26)	1,269	1,347,716
EOG Resources Inc., 4.15%, 01/15/26 (Call 10/15/25)	1,240	1,402,911
Exxon Mobil Corp. 2.28%, 08/16/26 (Call 06/16/26)	1,912	2,009,015
3.04%, 03/01/26 (Call 12/01/25)	3,497	3,797,602
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	1,555	1,784,269
Marathon Petroleum Corp., 5.13%, 12/15/26 (Call 09/15/26)	1,147	1,352,061
Phillips 66, 1.30%, 02/15/26 (Call 01/15/26)(a)	301	299,471
Pioneer Natural Resources Co. 1.13%, 01/15/26 (Call 12/15/25)	139	137,156
4.45%, 01/15/26 (Call 10/15/25)	1,035	1,170,678
Shell International Finance BV 2.50%, 09/12/26	1,780	1,889,719
2.88%, 05/10/26(a)	1,660	1,793,530
Valero Energy Corp., 3.40%, 09/15/26 (Call 06/15/26)	1,887	2,023,996
WPX Energy Inc., 5.75%, 06/01/26 (Call 06/01/21)	50	52,343

		27,970,853

Packaging & Containers — 0.6%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	847	928,041
Berry Global Inc., 1.57%, 01/15/26 (Call 12/15/25)(c)	1,736	1,724,577
WRKCo Inc., 4.65%, 03/15/26 (Call 01/15/26)(a)	1,381	1,576,039

		4,228,657

Pharmaceuticals — 5.6%
AbbVie Inc. 2.95%, 11/21/26 (Call 09/21/26)	5,648	6,052,001
3.20%, 05/14/26 (Call 02/14/26)	2,237	2,423,051
AstraZeneca PLC, 0.70%, 04/08/26 (Call 03/08/26)(a)	1,562	1,519,592
Bristol-Myers Squibb Co., 3.20%, 06/15/26 (Call 04/15/26)	3,231	3,541,499
Cigna Corp. 1.25%, 03/15/26 (Call 02/15/26)	115	114,877
4.50%, 02/25/26 (Call 11/27/25)	2,051	2,337,586
CVS Health Corp. 2.88%, 06/01/26 (Call 03/01/26)	2,285	2,439,969
3.00%, 08/15/26 (Call 06/15/26)(a)	1,426	1,534,191
Johnson & Johnson, 2.45%, 03/01/26 (Call 12/01/25)	2,521	2,694,319
Merck & Co. Inc., 0.75%, 02/24/26 (Call 01/24/26)(a)	864	856,526
Perrigo Finance Unlimited Co., 4.38%, 03/15/26 (Call 12/15/25)	1,033	1,127,406
Pfizer Inc. 2.75%, 06/03/26	1,805	1,950,140
3.00%, 12/15/26	2,486	2,723,139
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	4,332	4,706,458
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	3,082	3,406,011

		37,426,765

Security	Par (000)	Value

Pipelines — 3.1%
Boardwalk Pipelines LP, 5.95%, 06/01/26 (Call 03/01/26)	$605	$715,134
Enbridge Inc., 4.25%, 12/01/26 (Call 09/01/26)	1,142	1,286,840
Energy Transfer LP 3.90%, 07/15/26 (Call 04/15/26)	859	929,249
4.75%, 01/15/26 (Call 10/15/25)	1,525	1,702,464
Enterprise Products Operating LLC, 3.70%, 02/15/26 (Call 11/15/25)	1,495	1,650,988
Magellan Midstream Partners LP, 5.00%, 03/01/26 (Call 12/01/25)	556	641,463
MPLX LP, 1.75%, 03/01/26 (Call 02/01/26)	2,291	2,307,656
ONEOK Inc., 5.85%, 01/15/26 (Call 12/15/25)	998	1,177,390
Phillips 66 Partners LP, 3.55%, 10/01/26 (Call 07/01/26)	780	845,458
Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26 (Call 09/15/26)	1,175	1,300,196
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26 (Call 12/31/25)	2,346	2,776,773
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	813	878,512
TransCanada PipeLines Ltd., 4.88%, 01/15/26 (Call 10/15/25)(a)	1,321	1,523,007
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	1,549	1,973,891
Valero Energy Partners LP, 4.38%, 12/15/26 (Call 09/15/26)	912	1,028,827

		20,737,848

Real Estate — 0.1%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	606	702,839

Real Estate Investment Trusts — 5.9%
Alexandria Real Estate Equities Inc. 3.80%, 04/15/26 (Call 02/15/26)	935	1,037,756
4.30%, 01/15/26 (Call 10/15/25)	445	501,221
American Campus Communities Operating Partnership LP, 3.30%, 07/15/26 (Call 05/15/26)	797	859,365
American Tower Corp. 1.60%, 04/15/26 (Call 03/15/26)	135	135,768
3.38%, 10/15/26 (Call 07/15/26)	1,287	1,398,866
4.40%, 02/15/26 (Call 11/15/25)(a)	1,047	1,182,440
AvalonBay Communities Inc. 2.90%, 10/15/26 (Call 07/15/26)(a)	676	723,726
2.95%, 05/11/26 (Call 02/11/26)	827	890,100
Boston Properties LP 2.75%, 10/01/26 (Call 07/01/26)(a)	1,599	1,701,496
3.65%, 02/01/26 (Call 11/03/25)	1,720	1,900,462
Brixmor Operating Partnership LP, 4.13%, 06/15/26 (Call 03/15/26)	525	586,404
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	474	493,676
Corporate Office Properties LP, 2.25%, 03/15/26 (Call 02/15/26)	662	679,291
Crown Castle International Corp. 1.05%, 07/15/26 (Call 06/15/26)	85	82,848
3.70%, 06/15/26 (Call 03/15/26)	1,332	1,465,653
4.45%, 02/15/26 (Call 11/15/25)(a)	1,348	1,524,116
CubeSmart LP, 3.13%, 09/01/26 (Call 06/01/26)	560	598,494
Duke Realty LP, 3.25%, 06/30/26 (Call 03/30/26)(a)	448	486,985
Equinix Inc., 2.90%, 11/18/26 (Call 09/18/26)	1,017	1,081,173
ERP Operating LP, 2.85%, 11/01/26 (Call 08/01/26)	849	907,080
Essex Portfolio LP, 3.38%, 04/15/26 (Call 01/15/26)	712	773,666
Federal Realty Investment Trust, 1.25%, 02/15/26 (Call 01/15/26)(a)	251	250,142

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II Inc., 5.38%, 04/15/26 (Call 01/15/26)	$1,542	$1,745,297
Healthcare Trust of America Holdings LP, 3.50%, 08/01/26 (Call 05/01/26)	1,017	1,121,181
Healthpeak Properties Inc., 3.25%, 07/15/26 (Call 05/15/26)	1,172	1,276,378
Host Hotels & Resorts LP, Series F, 4.50%, 02/01/26 (Call 11/01/25)(a)	345	378,086
Kimco Realty Corp., 2.80%, 10/01/26 (Call 07/01/26)	720	762,826
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)(a)	460	494,638
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	867	944,475
National Retail Properties Inc., 3.60%, 12/15/26 (Call 09/15/26)	535	583,835
Omega Healthcare Investors Inc., 5.25%, 01/15/26 (Call 10/15/25)	856	979,144
Prologis LP, 3.25%, 10/01/26 (Call 07/01/26)	586	643,393
Public Storage, 0.88%, 02/15/26 (Call 01/15/26)	197	194,329
Realty Income Corp. 0.75%, 03/15/26 (Call 02/15/26)	105	101,878
4.13%, 10/15/26 (Call 07/15/26)	838	948,717
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	835	937,363
Simon Property Group LP 3.25%, 11/30/26 (Call 08/30/26)	1,152	1,248,561
3.30%, 01/15/26 (Call 10/15/25)	1,338	1,446,418
SITE Centers Corp., 4.25%, 02/01/26 (Call 11/01/25)	371	397,471
Spirit Realty LP, 4.45%, 09/15/26 (Call 06/15/26)	295	329,123
Tanger Properties LP, 3.13%, 09/01/26 (Call 06/01/26)(a)	434	451,829
UDR Inc., 2.95%, 09/01/26 (Call 06/01/26)(a)	740	791,356
Ventas Realty LP 3.25%, 10/15/26 (Call 07/15/26)	816	883,500
4.13%, 01/15/26 (Call 10/15/25)(a)	858	962,899
VEREIT Operating Partnership LP, 4.88%, 06/01/26 (Call 03/01/26)	894	1,034,787
Welltower Inc., 4.25%, 04/01/26 (Call 01/01/26)	1,028	1,159,121
WP Carey Inc., 4.25%, 10/01/26 (Call 07/01/26)(a)	444	499,984

		39,577,317

Retail — 2.8%
AutoZone Inc., 3.13%, 04/21/26 (Call 01/21/26)(a)	827	897,320
Home Depot Inc. (The) 2.13%, 09/15/26 (Call 06/15/26)	1,585	1,661,191
3.00%, 04/01/26 (Call 01/01/26)	1,907	2,077,543
Lowe’s Companies Inc., 2.50%, 04/15/26 (Call 01/15/26)	2,094	2,216,206
McDonald’s Corp., 3.70%, 01/30/26 (Call 10/30/25)	3,019	3,352,720
O’Reilly Automotive Inc., 3.55%, 03/15/26 (Call 12/15/25)	763	842,436
Ross Stores Inc., 0.88%, 04/15/26 (Call 03/15/26)(a)	364	355,693
Starbucks Corp., 2.45%, 06/15/26 (Call 03/15/26)	1,181	1,245,542
Target Corp., 2.50%, 04/15/26(a)	1,617	1,734,491
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)(a)	1,586	1,668,932
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	668	730,678
Walmart Inc., 3.05%, 07/08/26 (Call 05/08/26)	2,140	2,344,199

		19,126,951

Semiconductors — 2.7%
Analog Devices Inc., 3.50%, 12/05/26 (Call 09/05/26)	1,691	1,864,226
Broadcom Inc. 3.46%, 09/15/26 (Call 07/15/26)	2,511	2,721,196
4.25%, 04/15/26 (Call 02/15/26)	3,476	3,880,467
Intel Corp., 2.60%, 05/19/26 (Call 02/19/26)	1,826	1,950,351
Lam Research Corp., 3.75%, 03/15/26 (Call 01/15/26)	1,641	1,832,964

Security	Par (000)	Value

Semiconductors (continued)
Marvell Technology Inc., 1.65%, 04/15/26 (Call 03/15/26)(c)	$165	$164,548
Micron Technology Inc., 4.98%, 02/06/26 (Call 12/06/25)	1,065	1,230,842
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)(a)	1,640	1,804,459
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)(c)	890	1,040,775
NXP BV/NXP Funding LLC/NXP USA Inc., 3.88%, 06/18/26 (Call 04/18/26)(c)	1,268	1,403,803

		17,893,631

Software — 3.3%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	1,079	1,190,115
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)(a)	985	1,074,448
Citrix Systems Inc., 1.25%, 03/01/26 (Call 02/01/26)	155	153,621
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	1,075	1,243,635
Fidelity National Information Services Inc., 1.15%, 03/01/26 (Call 02/01/26)	280	277,186
Fiserv Inc., 3.20%, 07/01/26 (Call 05/01/26)	3,280	3,554,897
Microsoft Corp., 2.40%, 08/08/26 (Call 05/08/26)	5,137	5,467,669
Oracle Corp. 1.65%, 03/25/26 (Call 02/25/26)	3,020	3,050,864
2.65%, 07/15/26 (Call 04/15/26)	4,474	4,713,001
Roper Technologies Inc., 3.80%, 12/15/26 (Call 09/15/26)	1,426	1,595,409

		22,320,845

Telecommunications — 2.8%
AT&T Inc. 1.70%, 03/25/26 (Call 03/25/23)	2,275	2,285,169
2.95%, 07/15/26 (Call 04/15/26)(a)	1,081	1,165,296
3.88%, 01/15/26 (Call 10/15/25)	951	1,060,156
4.13%, 02/17/26 (Call 11/17/25)(a)	2,140	2,408,399
Cisco Systems Inc. 2.50%, 09/20/26 (Call 06/20/26)(a)	2,060	2,216,746
2.95%, 02/28/26	1,298	1,416,378
Rogers Communications Inc., 2.90%, 11/15/26 (Call 08/15/26)	979	1,046,091
T-Mobile USA Inc., 1.50%, 02/15/26 (Call 01/15/26)(c)	1,169	1,171,069
Verizon Communications Inc. 1.45%, 03/20/26 (Call 02/20/26)	2,345	2,358,765
2.63%, 08/15/26	3,475	3,690,971

		18,819,040

Toys, Games & Hobbies — 0.2%
Hasbro Inc., 3.55%, 11/19/26 (Call 09/19/26)	1,041	1,139,447

Transportation — 1.3%
Canadian National Railway Co., 2.75%, 03/01/26 (Call 12/01/25)(a)	709	757,134
CSX Corp., 2.60%, 11/01/26 (Call 08/01/26)	1,181	1,254,446
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)	1,532	1,666,923
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	1,216	1,353,481
Norfolk Southern Corp., 2.90%, 06/15/26 (Call 03/15/26)(a)	1,240	1,336,596
Ryder System Inc., 2.90%, 12/01/26 (Call 10/01/26)	963	1,029,091
Union Pacific Corp., 2.75%, 03/01/26 (Call 12/01/25)	735	785,076
United Parcel Service Inc., 2.40%, 11/15/26 (Call 08/15/26)(a)	832	883,700

		9,066,447

Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 09/15/26 (Call 06/15/26)(a)	615	664,926

Total Corporate Bonds & Notes — 98.7% (Cost: $636,805,404)		664,724,928

58	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(e)(f)	40,058	$40,077,952
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	4,297	4,297,000

		44,374,952

Total Short-Term Investments — 6.6% (Cost: $44,366,923)		44,374,952

Total Investments in Securities — 105.3% (Cost: $681,172,327)		709,099,880

Other Assets, Less Liabilities — (5.3)%		(35,917,440)

Net Assets — 100.0%		$673,182,440

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,611,186	$19,472,152	(a)	$—	$(1,425)	$(3,961)	$40,077,952	40,058	$30,715	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,437,000	2,860,000	(a)	—	—	—	4,297,000	4,297	285		—

					$(1,425)	$(3,961)	$44,374,952		$31,000		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$664,724,928	$—	$664,724,928
Money Market Funds	44,374,952	—	—	44,374,952

	$44,374,952	$664,724,928	$—	$709,099,880

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) April 30, 2021	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.3%
Boeing Co. (The) 2.70%, 02/01/27 (Call 12/01/26)(a)	$1,155	$1,187,906
2.80%, 03/01/27 (Call 12/01/26)	601	621,127
5.04%, 05/01/27 (Call 03/01/27)	1,654	1,900,281
General Dynamics Corp. 2.63%, 11/15/27 (Call 08/15/27)(a)	595	633,806
3.50%, 04/01/27 (Call 02/01/27)	919	1,023,545
Northrop Grumman Corp., 3.20%, 02/01/27 (Call 11/01/26)	1,193	1,297,626
Raytheon Technologies Corp. 3.13%, 05/04/27 (Call 02/04/27)	1,251	1,361,401
3.50%, 03/15/27 (Call 12/15/26)	1,579	1,741,211
7.20%, 08/15/27(a)	303	397,878

		10,164,781

Agriculture — 1.7%
BAT Capital Corp. 3.56%, 08/15/27 (Call 05/15/27)	4,298	4,578,101
4.70%, 04/02/27 (Call 02/02/27)	1,111	1,252,830
Bunge Ltd. Finance Corp., 3.75%, 09/25/27 (Call 06/25/27)	833	917,541
Philip Morris International Inc., 3.13%, 08/17/27 (Call 05/17/27)	577	628,116

		7,376,588

Airlines — 1.4%
American Airlines Pass Through Trust, Series 2015-2, Class AA, 3.60%, 03/22/29	275	280,131
Southwest Airlines Co. 3.45%, 11/16/27 (Call 08/16/27)	609	654,456
5.13%, 06/15/27 (Call 04/15/27)	1,960	2,291,769
United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%, 04/15/29	2,783	3,065,692

		6,292,048

Apparel — 0.6%
NIKE Inc., 2.75%, 03/27/27 (Call 01/27/27)	1,175	1,267,073
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	597	653,966
VF Corp., 2.80%, 04/23/27 (Call 02/23/27)(a)	527	562,920

		2,483,959

Auto Manufacturers — 1.7%
American Honda Finance Corp., 2.35%, 01/08/27	616	644,891
General Motors Co. 4.20%, 10/01/27 (Call 07/01/27)	855	950,264
6.80%, 10/01/27 (Call 08/01/27)	1,284	1,612,845
General Motors Financial Co. Inc. 2.70%, 08/20/27 (Call 06/20/27)	1,101	1,135,395
4.35%, 01/17/27 (Call 10/17/26)	1,107	1,236,065
Toyota Motor Credit Corp. 1.15%, 08/13/27(a)	636	622,237
3.20%, 01/11/27	1,067	1,169,517

		7,371,214

Auto Parts & Equipment — 0.6%
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	1,476	1,546,818
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	994	1,091,611

		2,638,429

Banks — 12.9%
Banco Santander SA, 4.25%, 04/11/27	1,400	1,566,754
Bank of America Corp. 3.25%, 10/21/27 (Call 10/21/26)	3,105	3,369,205
Series L, 4.18%, 11/25/27 (Call 11/25/26)	2,599	2,907,475

Security	Par (000)	Value

Banks (continued)
Bank of New York Mellon Corp. (The), 3.25%, 05/16/27 (Call 02/16/27)	$1,176	$1,289,566
Citigroup Inc., 4.45%, 09/29/27	4,469	5,081,477
Fifth Third Bancorp., 2.55%, 05/05/27 (Call 04/05/27)	1,042	1,095,486
Fifth Third Bank NA, 2.25%, 02/01/27 (Call 01/01/27)(a)	214	223,624
Goldman Sachs Group Inc. (The) 3.85%, 01/26/27 (Call 01/26/26)	2,869	3,175,294
5.95%, 01/15/27	1,621	1,964,295
ING Groep NV, 3.95%, 03/29/27	1,878	2,104,825
JPMorgan Chase & Co. 3.63%, 12/01/27 (Call 12/01/26)	900	986,544
4.25%, 10/01/27	1,763	2,010,895
8.00%, 04/29/27	925	1,255,762
KeyCorp, 2.25%, 04/06/27	1,093	1,135,179
Lloyds Banking Group PLC, 3.75%, 01/11/27(a)	1,411	1,557,010
Manufacturers & Traders Trust Co., 3.40%, 08/17/27(a)	685	755,185
Mitsubishi UFJ Financial Group Inc. 3.29%, 07/25/27(a)	1,336	1,468,344
3.68%, 02/22/27(a)	851	948,916
Mizuho Financial Group Inc. 3.17%, 09/11/27(a)	964	1,047,704
3.66%, 02/28/27	720	797,191
Morgan Stanley 3.63%, 01/20/27	3,138	3,480,168
3.95%, 04/23/27	2,603	2,909,581
PNC Bank N.A., 3.10%, 10/25/27 (Call 09/25/27)	1,290	1,407,171
PNC Financial Services Group Inc. (The), 3.15%, 05/19/27 (Call 04/19/27)	979	1,069,323
Santander Holdings USA Inc., 4.40%, 07/13/27 (Call 04/14/27)	1,112	1,239,513
Sumitomo Mitsui Financial Group Inc. 3.35%, 10/18/27	974	1,061,241
3.36%, 07/12/27	1,968	2,150,020
3.45%, 01/11/27	1,497	1,642,658
Truist Financial Corp., 1.13%, 08/03/27 (Call 06/03/27)	895	867,515
U.S. Bancorp., Series X, 3.15%, 04/27/27 (Call 03/27/27)	1,745	1,905,941
Wells Fargo & Co., 4.30%, 07/22/27	3,220	3,652,253
Westpac Banking Corp., 3.35%, 03/08/27	975	1,078,691

		57,204,806

Beverages — 1.8%
Coca-Cola Co. (The) 1.45%, 06/01/27(a)	1,335	1,339,766
2.90%, 05/25/27(a)	805	873,006
3.38%, 03/25/27	1,370	1,524,879
Constellation Brands Inc., 3.50%, 05/09/27 (Call 02/09/27)(a)	719	788,757
Keurig Dr Pepper Inc., 3.43%, 06/15/27 (Call 03/15/27)	944	1,036,342
PepsiCo Inc. 2.63%, 03/19/27 (Call 01/19/27)	579	621,806
3.00%, 10/15/27 (Call 07/15/27)(a)	1,836	2,009,851

		8,194,407

Biotechnology — 1.5%
Amgen Inc. 2.20%, 02/21/27 (Call 12/21/26)	1,305	1,348,965
3.20%, 11/02/27 (Call 08/02/27)(a)	1,550	1,685,734
Gilead Sciences Inc. 1.20%, 10/01/27 (Call 08/01/27)	239	231,579
2.95%, 03/01/27 (Call 12/01/26)	1,975	2,118,128
Royalty Pharma PLC, 1.75%, 09/02/27 (Call 07/02/27)(b)	1,337	1,316,758

		6,701,164

60	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials — 0.8%
Carrier Global Corp., 2.49%, 02/15/27 (Call 12/15/26)	$1,520	$1,593,963
Lennox International Inc., 1.70%, 08/01/27 (Call 06/01/27)	215	213,147
Martin Marietta Materials Inc. 3.45%, 06/01/27 (Call 03/01/27)	345	378,382
3.50%, 12/15/27 (Call 09/15/27)(a)	469	518,761
Masco Corp., 3.50%, 11/15/27 (Call 08/15/27)(a)	363	397,547
Vulcan Materials Co., 3.90%, 04/01/27 (Call 01/01/27)	395	444,240

		3,546,040

Chemicals — 1.3%
Air Products and Chemicals Inc., 1.85%, 05/15/27 (Call 03/15/27)	545	556,483
Ecolab Inc., 3.25%, 12/01/27 (Call 09/01/27)	545	595,167
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	1,102	1,202,833
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)(a)	675	752,348
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)	710	780,404
Sherwin-Williams Co. (The), 3.45%, 06/01/27 (Call 03/01/27)	1,905	2,098,129

		5,985,364

Commercial Services — 0.5%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	1,252	1,399,548
Leland Stanford Junior University (The), 1.29%, 06/01/27 (Call 04/01/27)	50	49,999
S&P Global Inc., 2.95%, 01/22/27 (Call 10/22/26)	827	891,886
United Rentals North America Inc., 3.88%, 11/15/27 (Call 11/15/22)	50	52,378

		2,393,811

Computers — 3.9%
Apple Inc. 2.90%, 09/12/27 (Call 06/12/27)	2,209	2,401,006
3.00%, 06/20/27 (Call 03/20/27)(a)	1,064	1,167,293
3.00%, 11/13/27 (Call 08/13/27)	1,432	1,563,902
3.20%, 05/11/27 (Call 02/11/27)	2,183	2,405,513
3.35%, 02/09/27 (Call 11/09/26)	2,495	2,763,212
Dell International LLC/EMC Corp., 6.10%, 07/15/27 (Call 05/15/27)(b)	784	960,416
DXC Technology Co., 4.75%, 04/15/27 (Call 01/15/27)(a)	695	789,492
HP Inc., 3.00%, 06/17/27 (Call 04/17/27)	1,247	1,334,627
International Business Machines Corp. 1.70%, 05/15/27 (Call 03/15/27)	1,418	1,433,371
3.30%, 01/27/27	561	616,292
6.22%, 08/01/27	600	758,934
NetApp Inc., 2.38%, 06/22/27 (Call 04/22/27)	957	987,337

		17,181,395

Cosmetics & Personal Care — 0.7%
Estee Lauder Companies Inc. (The), 3.15%, 03/15/27 (Call 12/15/26)	475	521,778
Procter & Gamble Co. (The) 2.80%, 03/25/27	507	551,312
2.85%, 08/11/27(a)	858	938,678
Unilever Capital Corp., 2.90%, 05/05/27 (Call 02/05/27)(a)	1,129	1,223,655

		3,235,423

Diversified Financial Services — 5.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.65%, 07/21/27 (Call 04/21/27)(a)	1,066	1,130,141
4.63%, 10/15/27 (Call 08/15/27)(a)	410	455,522
Air Lease Corp. 3.63%, 04/01/27 (Call 01/01/27)	602	641,684
3.63%, 12/01/27 (Call 09/01/27)(a)	605	641,536

Security	Par (000)	Value

Diversified Financial Services (continued)
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)(a)	$2,373	$2,627,314
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)(a)	85	82,795
Capital One Financial Corp. 3.65%, 05/11/27 (Call 04/11/27)	942	1,042,521
3.75%, 03/09/27 (Call 02/09/27)(a)	1,839	2,043,534
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	777	862,680
Charles Schwab Corp. (The), 3.20%, 03/02/27 (Call 12/02/26)	902	985,633
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	1,284	1,435,627
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)(a)	438	477,569
GE Capital Funding LLC, 4.05%, 05/15/27 (Call 03/15/27)(b)	1,055	1,179,332
Intercontinental Exchange Inc., 3.10%, 09/15/27 (Call 06/15/27)	955	1,039,365
Jefferies Group LLC, 6.45%, 06/08/27	395	492,371
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	1,081	1,250,685
Lazard Group LLC, 3.63%, 03/01/27 (Call 12/01/26)(a)	350	380,369
Mastercard Inc., 3.30%, 03/26/27 (Call 01/26/27)	1,418	1,565,897
ORIX Corp., 3.70%, 07/18/27(a)	401	446,943
Synchrony Financial, 3.95%, 12/01/27 (Call 09/01/27)	1,371	1,490,675
Visa Inc. 0.75%, 08/15/27 (Call 06/15/27)	292	282,776
1.90%, 04/15/27 (Call 02/15/27)(a)	1,276	1,318,976
2.75%, 09/15/27 (Call 06/15/27)	1,003	1,078,817

		22,952,762

Electric — 5.1%
American Electric Power Co. Inc., 3.20%, 11/13/27 (Call 08/13/27)(a)	770	834,041
Appalachian Power Co., Series X, 3.30%, 06/01/27 (Call 03/01/27)	552	598,092
Arizona Public Service Co., 2.95%, 09/15/27 (Call 06/15/27)	159	171,726
Black Hills Corp., 3.15%, 01/15/27 (Call 07/15/26)	476	509,015
CenterPoint Energy Houston Electric LLC, Series AA, 3.00%, 02/01/27 (Call 11/01/26)	368	396,299
CMS Energy Corp., 3.45%, 08/15/27 (Call 05/15/27)(a)	457	504,935
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27 (Call 05/15/27)	670	723,814
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)	386	421,925
Consolidated Edison Co. of New York Inc., Series B, 3.13%, 11/15/27 (Call 08/15/27)	556	601,453
Dominion Energy Inc., Series B, 3.60%, 03/15/27 (Call 01/15/27)	302	333,577
DTE Energy Co., 3.80%, 03/15/27 (Call 12/15/26)(a)	581	644,881
Duke Energy Corp., 3.15%, 08/15/27 (Call 05/15/27)	968	1,044,530
Duke Energy Florida LLC, 3.20%, 01/15/27 (Call 10/15/26)	639	696,702
Edison International, 5.75%, 06/15/27 (Call 04/15/27)(a)	875	1,024,564
Entergy Louisiana LLC, 3.12%, 09/01/27 (Call 06/01/27)	716	779,337
Evergy Kansas Central Inc., 3.10%, 04/01/27 (Call 01/01/27)	200	214,680
Georgia Power Co., 3.25%, 03/30/27 (Call 12/30/26)	400	431,688
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	746	814,364
ITC Holdings Corp., 3.35%, 11/15/27 (Call 08/15/27)(a)	910	991,299
MidAmerican Energy Co., 3.10%, 05/01/27 (Call 02/01/27)(a)	578	631,482
National Rural Utilities Cooperative Finance Corp., 3.05%, 04/25/27 (Call 01/25/27)	494	531,524
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	1,727	1,916,262
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	1,044	1,137,730

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Pacific Gas & Electric Co. 2.10%, 08/01/27 (Call 06/01/27)(a)	$618	$603,217
3.30%, 03/15/27 (Call 12/15/26)	155	161,321
3.30%, 12/01/27 (Call 09/01/27)	1,517	1,567,289
Public Service Electric & Gas Co., 3.00%, 05/15/27 (Call 02/15/27)	402	435,314
Sempra Energy, 3.25%, 06/15/27 (Call 03/15/27)	937	1,016,589
Union Electric Co., 2.95%, 06/15/27 (Call 03/15/27)	618	665,673
Virginia Electric & Power Co., Series A, 3.50%, 03/15/27 (Call 12/15/26)	1,138	1,256,204
WEC Energy Group Inc., 1.38%, 10/15/27 (Call 08/15/27)	385	375,113
Wisconsin Power & Light Co., 3.05%, 10/15/27 (Call 07/15/27)	381	410,448

		22,445,088

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 1.80%, 10/15/27 (Call 08/15/27)	475	482,244

Electronics — 0.6%
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27 (Call 07/01/27)	375	406,755
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	80	86,085
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	1,097	1,265,916
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)(a)	681	734,295

		2,493,051

Environmental Control — 0.4%
Republic Services Inc., 3.38%, 11/15/27 (Call 08/15/27)	899	985,807
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)	800	869,296

		1,855,103

Food — 1.8%
Conagra Brands Inc., 1.38%, 11/01/27 (Call 09/01/27)(a)	1,063	1,033,906
General Mills Inc., 3.20%, 02/10/27 (Call 11/10/26)(a)	752	818,996
JM Smucker Co. (The), 3.38%, 12/15/27 (Call 09/15/27)(a)	474	518,437
Kellogg Co., 3.40%, 11/15/27 (Call 08/15/27)	718	785,635
Kroger Co. (The), 3.70%, 08/01/27 (Call 05/01/27)	821	916,031
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	1,039	1,139,575
Sysco Corp., 3.25%, 07/15/27 (Call 04/15/27)(a)	933	1,009,357
Tyson Foods Inc., 3.55%, 06/02/27 (Call 03/02/27)(a)	1,504	1,657,739

		7,879,676

Forest Products & Paper — 0.4%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27 (Call 08/02/27)	635	685,311
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	793	905,162
International Paper Co., 3.00%, 02/15/27 (Call 11/15/26)	110	119,452

		1,709,925

Gas — 0.5%
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)(a)	313	338,003
National Fuel Gas Co., 3.95%, 09/15/27 (Call 06/15/27)	375	403,920
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)(a)	1,462	1,598,492

		2,340,415

Hand & Machine Tools — 0.0%
Snap-On Inc., 3.25%, 03/01/27 (Call 12/01/26)(a)	105	114,401

Health Care - Products — 0.4%
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	559	617,935
Thermo Fisher Scientific Inc., 3.20%, 08/15/27 (Call 05/15/27)(a)	1,191	1,299,143

		1,917,078

Security	Par (000)	Value

Health Care - Services — 2.2%
Anthem Inc., 3.65%, 12/01/27 (Call 09/01/27)	$1,968	$2,186,468
HCA Inc., 4.50%, 02/15/27 (Call 08/15/26)	1,652	1,863,654
Humana Inc., 3.95%, 03/15/27 (Call 12/15/26)(a)	1,063	1,192,133
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	390	428,204
Laboratory Corp. of America Holdings, 3.60%, 09/01/27 (Call 06/01/27)	856	942,567
UnitedHealth Group Inc. 2.95%, 10/15/27(a)	954	1,035,767
3.38%, 04/15/27	842	932,507
3.45%, 01/15/27(a)	934	1,039,122

		9,620,422

Holding Companies - Diversified — 0.1%
Owl Rock Capital Corp., 2.63%, 01/15/27 (Call 12/15/26)	560	556,942

Home Builders — 0.7%
DR Horton Inc., 1.40%, 10/15/27 (Call 08/15/27)(a)	363	356,895
Lennar Corp. 4.75%, 11/29/27 (Call 05/29/27)(a)	975	1,127,675
5.00%, 06/15/27 (Call 12/15/26)	600	694,968
PulteGroup Inc., 5.00%, 01/15/27 (Call 10/15/26)	615	716,733

		2,896,271

Home Furnishings — 0.1%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	627	678,282

Household Products & Wares — 0.4%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	509	555,120
Clorox Co. (The), 3.10%, 10/01/27 (Call 07/01/27)(a)	778	845,562
Kimberly-Clark Corp., 1.05%, 09/15/27 (Call 07/15/27)(a)	244	238,490

		1,639,172

Insurance — 1.5%
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)(a)	692	777,123
Aon Corp., 8.21%, 01/01/27(a)	500	657,235
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)(a)	553	610,695
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)(a)	1,630	1,762,209
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/10/27)	919	1,008,106
Manulife Financial Corp., 2.48%, 05/19/27 (Call 03/19/27)	617	645,783
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)(a)	223	245,204
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	326	368,618
Progressive Corp. (The), 2.45%, 01/15/27	513	544,237
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)(a)	225	245,243

		6,864,453

Internet — 3.3%
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (Call 09/06/27)	3,060	3,329,739
Alphabet Inc., 0.80%, 08/15/27 (Call 06/15/27)(a)	1,043	1,010,323
Amazon.com Inc. 1.20%, 06/03/27 (Call 04/03/27)	675	670,282
3.15%, 08/22/27 (Call 05/22/27)	3,808	4,193,408
Baidu Inc., 3.63%, 07/06/27(a)	735	803,612
E*TRADE Financial Corp., 3.80%, 08/24/27 (Call 05/24/27)	727	806,243
eBay Inc., 3.60%, 06/05/27 (Call 03/05/27)	1,328	1,466,311
Expedia Group Inc., 4.63%, 08/01/27 (Call 05/01/27)(b)	806	906,806
TD Ameritrade Holding Corp., 3.30%, 04/01/27 (Call 01/01/27)	1,340	1,467,327

		14,654,051

Iron & Steel — 0.1%
Steel Dynamics Inc., 1.65%, 10/15/27 (Call 08/15/27)	400	394,780

62	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery — 0.8%
Caterpillar Financial Services Corp., 1.10%, 09/14/27	$485	$474,718
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)(a)	724	801,736
John Deere Capital Corp. 1.75%, 03/09/27	334	340,924
2.80%, 09/08/27	808	870,717
Otis Worldwide Corp., 2.29%, 04/05/27 (Call 02/05/27)	955	988,673

		3,476,768

Manufacturing — 1.4%
3M Co., 2.88%, 10/15/27 (Call 07/15/27)(a)	1,223	1,321,965
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	574	638,093
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	1,060	1,148,203
General Electric Co., 3.45%, 05/01/27 (Call 03/01/27)(a)	1,514	1,654,287
Parker-Hannifin Corp., 3.25%, 03/01/27 (Call 12/01/26)	680	739,548
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	580	636,132

		6,138,228

Media — 1.7%
Comcast Corp. 2.35%, 01/15/27 (Call 10/15/26)(a)	1,785	1,871,394
3.30%, 02/01/27 (Call 11/01/26)	1,543	1,693,504
3.30%, 04/01/27 (Call 02/01/27)	924	1,014,912
TWDC Enterprises 18 Corp., 2.95%, 06/15/27	1,295	1,402,524
ViacomCBS Inc., 2.90%, 01/15/27 (Call 10/15/26)(a)	839	884,986
Walt Disney Co. (The), 3.70%, 03/23/27(a)	430	482,856

		7,350,176

Mining — 0.2%
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	790	900,229

Oil & Gas — 3.9%
BP Capital Markets America Inc. 3.02%, 01/16/27 (Call 10/16/26)	843	905,551
3.54%, 04/06/27 (Call 02/06/27)(a)	765	841,699
3.59%, 04/14/27 (Call 01/14/27)	788	870,047
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	1,641	1,787,180
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	1,612	1,762,480
Cenovus Energy Inc., 4.25%, 04/15/27 (Call 01/15/27)(a)	832	913,761
Chevron Corp., 2.00%, 05/11/27 (Call 03/11/27)	1,117	1,155,726
Chevron USA Inc., 1.02%, 08/12/27 (Call 06/12/27)	768	745,521
Cimarex Energy Co., 3.90%, 05/15/27 (Call 02/15/27)	1,018	1,114,445
ConocoPhillips, 3.75%, 10/01/27 (Call 07/01/27)(b)	1,324	1,474,459
Eni USA Inc., 7.30%, 11/15/27	281	367,247
Exxon Mobil Corp., 3.29%, 03/19/27 (Call 01/19/27)	1,272	1,408,091
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	1,271	1,408,408
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	1,383	1,542,308
Valero Energy Corp., 2.15%, 09/15/27 (Call 07/15/27)	890	887,375
WPX Energy Inc., 5.25%, 10/15/27 (Call 10/15/22)	26	27,764

		17,212,062

Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 3.34%, 12/15/27 (Call 09/15/27)	1,810	1,955,687

Packaging & Containers — 0.3%
Packaging Corp. of America, 3.40%, 12/15/27 (Call 09/15/27)	525	578,356
WRKCo Inc., 3.38%, 09/15/27 (Call 06/15/27)	648	706,793

		1,285,149

Pharmaceuticals — 5.8%
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	943	1,033,999
AstraZeneca PLC, 3.13%, 06/12/27 (Call 03/12/27)(a)	988	1,074,242
Becton Dickinson and Co., 3.70%, 06/06/27 (Call 03/06/27)	2,278	2,531,109

Security	Par (000)	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co. 1.13%, 11/13/27 (Call 09/13/27)(a)	$353	$345,425
3.25%, 02/27/27	971	1,072,683
3.45%, 11/15/27 (Call 08/15/27)	1,287	1,432,264
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)(a)	1,556	1,696,771
Cigna Corp. 3.05%, 10/15/27 (Call 07/15/27)	874	938,562
3.40%, 03/01/27 (Call 12/01/26)	1,644	1,795,314
CVS Health Corp. 1.30%, 08/21/27 (Call 06/21/27)	2,946	2,872,969
3.63%, 04/01/27 (Call 02/01/27)(a)	1,187	1,312,240
6.25%, 06/01/27	265	329,244
Eli Lilly & Co. 3.10%, 05/15/27 (Call 02/15/27)	652	711,671
5.50%, 03/15/27	375	459,671
Johnson & Johnson 0.95%, 09/01/27 (Call 07/01/27)(a)	1,969	1,925,072
2.95%, 03/03/27 (Call 12/03/26)(a)	777	849,603
Novartis Capital Corp. 2.00%, 02/14/27 (Call 12/14/26)(a)	1,024	1,058,775
3.10%, 05/17/27 (Call 02/17/27)	1,578	1,723,018
Viatris Inc., 2.30%, 06/22/27 (Call 04/22/27)(b)	930	943,727
Zoetis Inc., 3.00%, 09/12/27 (Call 06/12/27)	1,285	1,379,692

		25,486,051

Pipelines — 4.0%
Boardwalk Pipelines LP, 4.45%, 07/15/27 (Call 04/15/27)	543	611,657
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27 (Call 01/01/27)	1,784	2,057,559
Enable Midstream Partners LP, 4.40%, 03/15/27 (Call 12/15/26)	650	711,386
Enbridge Inc., 3.70%, 07/15/27 (Call 04/15/27)(a)	1,048	1,148,493
Energy Transfer LP 4.00%, 10/01/27 (Call 07/01/27)	1,017	1,096,458
4.20%, 04/15/27 (Call 01/15/27)	565	617,867
5.50%, 06/01/27 (Call 03/01/27)	1,266	1,471,649
Enterprise Products Operating LLC, 3.95%, 02/15/27 (Call 11/15/26)	520	582,031
MPLX LP 4.13%, 03/01/27 (Call 12/01/26)	1,456	1,622,115
4.25%, 12/01/27 (Call 09/01/27)	859	967,328
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	244	272,433
ONEOK Inc., 4.00%, 07/13/27 (Call 04/13/27)	727	795,920
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27 (Call 09/15/26)	1,924	2,211,388
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	793	872,990
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	372	469,014
Williams Companies Inc. (The), 3.75%, 06/15/27 (Call 03/15/27)	1,928	2,123,499

		17,631,787

Real Estate Investment Trusts — 6.4%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/27 (Call 10/15/26)	703	786,608
American Campus Communities Operating Partnership LP, 3.63%, 11/15/27 (Call 08/15/27)(a)	413	451,727
American Tower Corp. 2.75%, 01/15/27 (Call 11/15/26)	533	559,799
3.13%, 01/15/27 (Call 10/15/26)	562	599,772
3.55%, 07/15/27 (Call 04/15/27)	1,284	1,400,767

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
AvalonBay Communities Inc., 3.35%, 05/15/27 (Call 02/15/27)	$530	$578,553
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)(a)	358	387,743
Brixmor Operating Partnership LP, 3.90%, 03/15/27 (Call 12/15/26)	556	610,121
Crown Castle International Corp. 3.65%, 09/01/27 (Call 06/01/27)	1,324	1,453,977
4.00%, 03/01/27 (Call 12/01/26)	661	736,552
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)	1,423	1,577,011
Duke Realty LP, 3.38%, 12/15/27 (Call 09/15/27)	521	570,078
Equinix Inc. 1.80%, 07/15/27 (Call 05/15/27)	917	909,976
5.38%, 05/15/27 (Call 05/15/22)	1,445	1,552,595
ERP Operating LP, 3.25%, 08/01/27 (Call 05/01/27)	526	570,268
Essex Portfolio LP, 3.63%, 05/01/27 (Call 02/01/27)	220	242,037
Federal Realty Investment Trust, 3.25%, 07/15/27 (Call 04/15/27)	465	496,983
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)	525	585,538
Highwoods Realty LP, 3.88%, 03/01/27 (Call 12/01/26)(a)	400	436,272
Hudson Pacific Properties LP, 3.95%, 11/01/27 (Call 08/01/27)	480	519,605
Kimco Realty Corp., 3.80%, 04/01/27 (Call 01/01/27)	470	520,060
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)(a)	610	682,804
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)	718	795,092
National Retail Properties Inc., 3.50%, 10/15/27 (Call 07/15/27)(a)	400	432,012
Omega Healthcare Investors Inc., 4.50%, 04/01/27 (Call 01/01/27)	715	792,327
Physicians Realty LP, 4.30%, 03/15/27 (Call 12/15/26)(a)	398	445,824
Prologis LP, 2.13%, 04/15/27 (Call 02/15/27)	572	589,961
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	755	819,922
Realty Income Corp., 3.00%, 01/15/27 (Call 10/15/26)	836	892,254
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	620	679,873
Simon Property Group LP 3.38%, 06/15/27 (Call 03/15/27)(a)	1,027	1,113,874
3.38%, 12/01/27 (Call 09/01/27)	897	974,133
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	588	651,980
Spirit Realty LP, 3.20%, 01/15/27 (Call 11/15/26)	435	458,647
Tanger Properties LP, 3.88%, 07/15/27 (Call 04/15/27)(a)	235	249,610
UDR Inc., 3.50%, 07/01/27 (Call 04/01/27)	411	449,905
Ventas Realty LP, 3.85%, 04/01/27 (Call 01/01/27)	520	578,401
VEREIT Operating Partnership LP, 3.95%, 08/15/27 (Call 05/15/27)	880	980,795
Welltower Inc., 2.70%, 02/15/27 (Call 12/15/26)	370	392,204
Weyerhaeuser Co., 6.95%, 10/01/27	490	632,213

		28,157,873

Retail — 3.9%
Advance Auto Parts Inc., 1.75%, 10/01/27 (Call 08/01/27)	732	723,604
AutoNation Inc., 3.80%, 11/15/27 (Call 08/15/27)(a)	295	322,827
AutoZone Inc., 3.75%, 06/01/27 (Call 03/01/27)	838	930,926
Costco Wholesale Corp. 1.38%, 06/20/27 (Call 04/20/27)	809	811,920
3.00%, 05/18/27 (Call 02/18/27)(a)	1,369	1,499,247
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)(a)	693	763,326
Dollar General Corp., 3.88%, 04/15/27 (Call 01/15/27)	890	997,343
Home Depot Inc. (The) 2.50%, 04/15/27 (Call 02/15/27)	768	815,194
2.80%, 09/14/27 (Call 06/14/27)	1,649	1,779,716

Security	Par (000)	Value

Retail (continued)
Lowe’s Companies Inc., 3.10%, 05/03/27 (Call 02/03/27)	$1,825	$1,979,450
McDonald’s Corp. 3.50%, 03/01/27 (Call 12/01/26)	1,207	1,331,695
3.50%, 07/01/27 (Call 05/01/27)	1,368	1,513,391
Nordstrom Inc., 4.00%, 03/15/27 (Call 12/15/26)	20	20,695
O’Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)	1,086	1,196,598
Starbucks Corp., 2.00%, 03/12/27 (Call 01/12/27)	562	576,348
TJX Companies Inc. (The), 3.75%, 04/15/27 (Call 02/15/27)(a)	1,229	1,376,578
Walmart Inc., 5.88%, 04/05/27(a)	467	586,375

		17,225,233

Semiconductors — 3.8%
Applied Materials Inc., 3.30%, 04/01/27 (Call 01/01/27)	1,710	1,883,685
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)(a)	4,917	5,387,213
Intel Corp. 3.15%, 05/11/27 (Call 02/11/27)(a)	1,677	1,835,862
3.75%, 03/25/27 (Call 01/25/27)	746	838,690
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)(a)	645	708,320
Micron Technology Inc., 4.19%, 02/15/27 (Call 12/15/26)	1,141	1,281,697
NXP BV/NXP Funding LLC/NXP USA Inc., 3.15%, 05/01/27 (Call 03/01/27)(a)(b)	775	830,304
QUALCOMM Inc., 3.25%, 05/20/27 (Call 02/20/27)	2,616	2,886,651
Texas Instruments Inc., 2.90%, 11/03/27 (Call 08/03/27)	893	970,896

		16,623,318

Shipbuilding — 0.2%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	936	1,019,370

Software — 4.6%
Activision Blizzard Inc., 3.40%, 06/15/27 (Call 03/15/27)(a)	509	560,546
Adobe Inc., 2.15%, 02/01/27 (Call 12/01/26)	1,061	1,112,204
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	946	1,042,776
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	366	411,896
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	1,018	1,166,832
Fiserv Inc., 2.25%, 06/01/27 (Call 04/01/27)	1,450	1,496,806
Intuit Inc., 1.35%, 07/15/27 (Call 05/15/27)	752	743,991
Microsoft Corp., 3.30%, 02/06/27 (Call 11/06/26)(a)	4,111	4,569,335
Oracle Corp. 2.80%, 04/01/27 (Call 02/01/27)(a)	2,053	2,173,614
3.25%, 11/15/27 (Call 08/15/27)	3,402	3,693,347
Roper Technologies Inc., 1.40%, 09/15/27 (Call 07/15/27)	959	937,116
VMware Inc. 3.90%, 08/21/27 (Call 05/21/27)(a)	1,635	1,812,872
4.65%, 05/15/27 (Call 03/15/27)	725	829,603

		20,550,938

Telecommunications — 4.6%
AT&T Inc. 2.30%, 06/01/27 (Call 04/01/27)	1,924	1,973,639
3.80%, 02/15/27 (Call 11/15/26)	1,506	1,674,552
4.25%, 03/01/27 (Call 12/01/26)(a)	2,161	2,447,484
Telefonica Emisiones SA, 4.10%, 03/08/27	1,935	2,171,341
TELUS Corp. 2.80%, 02/16/27 (Call 11/16/26)	549	584,784
3.70%, 09/15/27 (Call 06/15/27)	947	1,058,159
T-Mobile USA Inc., 3.75%, 04/15/27 (Call 02/15/27)(b)	4,576	5,040,555

64	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Verizon Communications Inc. 3.00%, 03/22/27 (Call 01/22/27)	$1,149	$1,234,083
4.13%, 03/16/27	3,506	3,993,264

		20,177,861

Toys, Games & Hobbies — 0.2%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	683	741,369

Transportation — 1.7%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27 (Call 03/15/27)	999	1,092,616
CSX Corp., 3.25%, 06/01/27 (Call 03/01/27)(a)	1,400	1,526,994
FedEx Corp., 3.30%, 03/15/27 (Call 05/20/21)	869	969,413
Norfolk Southern Corp. 3.15%, 06/01/27 (Call 03/01/27)	695	756,146
7.80%, 05/15/27(a)	98	131,840
Union Pacific Corp. 2.15%, 02/05/27 (Call 12/05/26)	556	577,467
3.00%, 04/15/27 (Call 01/15/27)	712	771,616
United Parcel Service Inc., 3.05%, 11/15/27 (Call 08/15/27)(a)	1,418	1,560,367

		7,386,459

Trucking & Leasing — 0.1%
GATX Corp., 3.85%, 03/30/27 (Call 12/30/26)	435	481,880

Water — 0.1%
American Water Capital Corp., 2.95%, 09/01/27 (Call 06/01/27)(a)	622	669,123

Total Corporate Bonds & Notes — 98.7% (Cost: $423,088,112)		436,733,106

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 9.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	37,669	$37,687,969
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	2,507	2,507,000

		40,194,969

Total Short-Term Investments — 9.1% (Cost: $40,188,837)		40,194,969

Total Investments in Securities — 107.8% (Cost: $463,276,949)		476,928,075

Other Assets, Less Liabilities — (7.8)%		(34,613,681)

Net Assets — 100.0%		$442,314,394

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$16,020,645	$21,672,225	(a)	$—	$(848)	$(4,053)	$37,687,969	37,669	$37,849	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,047,000	1,460,000	(a)	—	—	—	2,507,000	2,507	266		—

					$(848)	$(4,053)	$40,194,969		$38,115		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2027 Term Corporate ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$436,733,106	$—	$436,733,106
Money Market Funds	40,194,969	—	—	40,194,969

	$40,194,969	$436,733,106	$—	$476,928,075

See notes to financial statements.

66	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)	$578	$666,631

Aerospace & Defense — 3.9%
Boeing Co. (The)
3.25%, 02/01/28 (Call 12/01/27)	705	736,944
3.25%, 03/01/28 (Call 12/01/27)	435	452,600
3.45%, 11/01/28 (Call 08/01/28)	320	335,818
General Dynamics Corp., 3.75%, 05/15/28 (Call 02/15/28)	1,057	1,185,267
L3Harris Technologies Inc. 4.40%, 06/15/28 (Call 03/15/28)	857	980,365
4.40%, 06/15/28 (Call 03/15/28)(a)	739	847,470
Northrop Grumman Corp., 3.25%, 01/15/28 (Call 10/15/27)	1,656	1,790,831
Raytheon Technologies Corp. 4.13%, 11/16/28 (Call 08/16/28)	2,755	3,126,319
6.70%, 08/01/28	140	182,139
Teledyne Technologies Inc., 2.25%, 04/01/28 (Call 02/01/28)	146	146,756

		9,784,509

Agriculture — 0.8%
BAT Capital Corp., 2.26%, 03/25/28 (Call 01/25/28)	1,596	1,564,335
Philip Morris International Inc., 3.13%, 03/02/28 (Call 12/02/27)	499	535,951

		2,100,286

Airlines — 0.6%
American Airlines Pass Through Trust
Series 2016-1, Class AA, 3.58%, 01/15/28	196	200,616
Series 2016-2, Class AA, 3.20%, 06/15/28	283	284,509
Series 2016-3, Class AA, 3.00%, 10/15/28(a)	140	140,397
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 06/10/28	194	195,439
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 04/01/28	178	183,277
United Airlines Pass Through Trust
Series 2016-1, Class AA, 3.10%, 07/07/28	179	184,994
Series 2016-2, Class AA, 2.88%, 10/07/28	196	197,767

		1,386,999

Auto Manufacturers — 1.3%
American Honda Finance Corp. 2.00%, 03/24/28	41	41,359
3.50%, 02/15/28	400	442,496
General Motors Co., 5.00%, 10/01/28 (Call 07/01/28)(a)	734	847,300
General Motors Financial Co. Inc. 2.40%, 04/10/28 (Call 02/10/28)	180	180,421
3.85%, 01/05/28 (Call 10/05/27)	415	450,263
Toyota Motor Corp., 3.67%, 07/20/28	447	499,576
Toyota Motor Credit Corp. 1.90%, 04/06/28	150	150,933
3.05%, 01/11/28(a)	551	594,821

		3,207,169

Banks — 10.4%
Banco Santander SA 3.80%, 02/23/28	945	1,026,572
4.38%, 04/12/28	870	978,054
Bank of New York Mellon Corp. (The) 3.00%, 10/30/28 (Call 07/30/28)	645	688,396
3.40%, 01/29/28 (Call 10/29/27)	854	942,816
3.85%, 04/28/28	159	181,379

Security	Par (000)	Value

Banks (continued)
Barclays PLC 4.34%, 01/10/28 (Call 01/10/27)	$1,100	$1,230,977
4.84%, 05/09/28 (Call 05/07/27)	1,680	1,885,313
Citigroup Inc. 4.13%, 07/25/28	1,944	2,177,863
6.63%, 01/15/28	135	172,180
Discover Bank, 4.65%, 09/13/28 (Call 06/13/28)	765	884,156
Fifth Third Bancorp., 3.95%, 03/14/28 (Call 02/14/28)	703	799,698
ING Groep NV, 4.55%, 10/02/28	1,145	1,323,906
KeyBank N.A./Cleveland OH, 6.95%, 02/01/28	170	214,321
KeyCorp, 4.10%, 04/30/28	738	842,353
Lloyds Banking Group PLC 4.38%, 03/22/28	1,485	1,685,133
4.55%, 08/16/28	810	933,444
Mitsubishi UFJ Financial Group Inc. 3.96%, 03/02/28	1,081	1,211,996
4.05%, 09/11/28(a)	755	854,932
Mizuho Financial Group Inc., 4.02%, 03/05/28	1,015	1,137,480
Northern Trust Corp., 3.65%, 08/03/28 (Call 05/03/28)	562	629,699
PNC Bank N.A. 3.25%, 01/22/28 (Call 12/23/27)	700	764,631
4.05%, 07/26/28	1,040	1,181,752
Sumitomo Mitsui Financial Group Inc. 3.54%, 01/17/28(a)	471	514,125
3.94%, 07/19/28	489	546,907
4.31%, 10/16/28	771	881,507
U.S. Bancorp., 3.90%, 04/26/28 (Call 03/24/28)	859	972,672
Westpac Banking Corp., 3.40%, 01/25/28(a)	984	1,088,353

		25,750,615

Beverages — 2.8%
Anheuser-Busch InBev Worldwide Inc., 4.00%, 04/13/28 (Call 01/13/28)	2,139	2,404,493
Coca-Cola Co. (The) 1.00%, 03/15/28 (Call 01/15/28)	239	229,170
1.50%, 03/05/28	305	301,633
Constellation Brands Inc. 3.60%, 02/15/28 (Call 11/15/27)	664	727,511
4.65%, 11/15/28 (Call 08/15/28)	525	608,569
Diageo Capital PLC, 3.88%, 05/18/28 (Call 02/18/28)	525	591,827
Keurig Dr Pepper Inc., 4.60%, 05/25/28 (Call 02/25/28)	1,753	2,039,984

		6,903,187

Building Materials — 0.1%
Masco Corp., 1.50%, 02/15/28 (Call 12/15/27)	227	219,800

Chemicals — 2.0%
Dow Chemical Co. (The), 4.80%, 11/30/28 (Call 08/30/28)	665	783,190
DuPont de Nemours Inc., 4.73%, 11/15/28 (Call 08/15/28)(a)	1,924	2,253,447
Eastman Chemical Co., 4.50%, 12/01/28 (Call 09/01/28)(a)	577	665,091
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	420	479,669
PPG Industries Inc., 3.75%, 03/15/28 (Call 12/15/27)	647	728,496

		4,909,893

Commercial Services — 0.5%
Global Payments Inc., 4.45%, 06/01/28 (Call 03/01/28)	498	569,528
Moody’s Corp., 3.25%, 01/15/28 (Call 10/15/27)	672	726,539

		1,296,067

Computers — 0.8%
Apple Inc., 1.20%, 02/08/28 (Call 12/08/27)	1,772	1,724,989

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
International Business Machines Corp., 6.50%, 01/15/28	$200	$257,358

		1,982,347

Cosmetics & Personal Care — 0.4%
Unilever Capital Corp., 3.50%, 03/22/28 (Call 12/22/27)	939	1,045,567

Diversified Financial Services — 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.88%, 01/23/28 (Call 10/23/27)(a)	469	496,516
Air Lease Corp., 4.63%, 10/01/28 (Call 07/01/28)	494	551,116
Brookfield Finance Inc., 3.90%, 01/25/28 (Call 10/25/27)	400	442,576
Capital One Financial Corp., 3.80%, 01/31/28 (Call 12/31/27)(a)	1,111	1,238,765
Charles Schwab Corp. (The) 2.00%, 03/20/28 (Call 01/20/28)	426	430,303
3.20%, 01/25/28 (Call 10/25/27)	740	807,458
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	637	717,950
Intercontinental Exchange Inc., 3.75%, 09/21/28 (Call 06/21/28)	602	670,213
Lazard Group LLC, 4.50%, 09/19/28 (Call 06/19/28)	265	302,983
Mastercard Inc., 3.50%, 02/26/28 (Call 11/26/27)	604	674,408

		6,332,288

Electric — 7.9%
AEP Texas Inc., 3.95%, 06/01/28 (Call 03/01/28)	113	125,877
Ameren Corp., 1.75%, 03/15/28 (Call 01/15/28)	92	89,957
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	315	352,920
American Electric Power Co. Inc., Series J, 4.30%, 12/01/28 (Call 09/01/28)	615	700,866
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	317	356,254
Berkshire Hathaway Energy Co., 3.25%, 04/15/28 (Call 01/15/28)	673	731,235
CenterPoint Energy Inc., 4.25%, 11/01/28 (Call 08/01/28)	440	497,442
Commonwealth Edison Co., 3.70%, 08/15/28 (Call 05/15/28)(a)	520	587,246
Consolidated Edison Co. of New York Inc. 3.80%, 05/15/28 (Call 02/15/28)	373	414,739
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	275	310,684
Consumers Energy Co., 3.80%, 11/15/28 (Call 08/15/28)	386	435,304
Dominion Energy Inc., 4.25%, 06/01/28 (Call 03/01/28)	673	766,338
DTE Electric Co., Series A, 1.90%, 04/01/28 (Call 02/01/28)	76	76,295
Duke Energy Carolinas LLC 3.95%, 11/15/28 (Call 08/15/28)	651	739,822
Series A, 6.00%, 12/01/28	130	163,985
Duke Energy Florida LLC, 3.80%, 07/15/28 (Call 04/15/28)	577	646,690
Duke Energy Progress LLC, 3.70%, 09/01/28 (Call 06/01/28)	475	528,642
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	316	341,476
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)(a)	694	802,965
Entergy Arkansas LLC, 4.00%, 06/01/28 (Call 03/01/28)	110	124,011
Entergy Corp., 1.90%, 06/15/28 (Call 04/15/28)	186	183,163
Entergy Louisiana LLC, 3.25%, 04/01/28 (Call 01/01/28)	330	356,189
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)	505	531,149
Eversource Energy, Series M, 3.30%, 01/15/28 (Call 10/15/27)	492	531,419
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)(a)	380	423,233
Interstate Power & Light Co., 4.10%, 09/26/28 (Call 06/26/28)	430	487,366
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)	440	490,992
National Rural Utilities Cooperative Finance Corp. 3.40%, 02/07/28 (Call 11/07/27)	619	674,109
3.90%, 11/01/28 (Call 08/01/28)	334	376,468

Security	Par (000)	Value

Electric (continued)
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	$370	$410,311
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28 (Call 08/15/28)	676	757,884
Pacific Gas & Electric Co., 3.75%, 07/01/28(a)	824	868,809
Pacific Gas and Electric Co., 4.65%, 08/01/28 (Call 05/01/28)	175	192,355
Public Service Co. of Colorado, 3.70%, 06/15/28 (Call 12/15/27)	360	400,979
Public Service Electric & Gas Co. 3.65%, 09/01/28 (Call 06/01/28)	395	440,113
3.70%, 05/01/28 (Call 02/01/28)	125	139,292
Sempra Energy, 3.40%, 02/01/28 (Call 11/01/27)	1,032	1,120,360
Southern California Edison Co., Series B, 3.65%, 03/01/28 (Call 12/01/27)	514	560,913
Southern Co. (The), Series 21-B, 1.75%, 03/15/28 (Call 12/15/27)	130	127,539
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28 (Call 06/15/28)	653	734,109
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28 (Call 01/01/28)	312	348,716
Xcel Energy Inc., 4.00%, 06/15/28 (Call 12/15/27)	625	701,125

		19,649,341

Electronics — 1.0%
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	496	547,053
Hubbell Inc., 3.50%, 02/15/28 (Call 11/15/27)	249	269,779
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	589	657,377
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	625	724,813
Vontier Corp., 2.40%, 04/01/28 (Call 02/01/28)(b)	160	158,072

		2,357,094

Environmental Control — 0.9%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	827	928,101
Waste Connections Inc., 4.25%, 12/01/28 (Call 09/01/28)	615	703,400
Waste Management Inc., 1.15%, 03/15/28 (Call 01/15/28)	722	689,799

		2,321,300

Food — 2.3%
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	923	1,040,701
Conagra Brands Inc. 4.85%, 11/01/28 (Call 08/01/28)	999	1,178,041
7.00%, 10/01/28	300	393,615
General Mills Inc., 4.20%, 04/17/28 (Call 01/17/28)	1,359	1,547,439
Kellogg Co., 4.30%, 05/15/28 (Call 02/15/28)(a)	688	786,143
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)(a)	655	747,944

		5,693,883

Gas — 0.4%
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	309	344,720
National Fuel Gas Co., 4.75%, 09/01/28 (Call 06/01/28)	290	322,553
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)	315	344,563

		1,011,836

Hand & Machine Tools — 0.4%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	280	313,267
Stanley Black & Decker Inc., 4.25%, 11/15/28 (Call 08/15/28)	546	628,702

		941,969

Health Care - Products — 1.0%
Abbott Laboratories, 1.15%, 01/30/28 (Call 11/30/27)	446	432,861
Boston Scientific Corp., 4.00%, 03/01/28 (Call 12/01/27)	504	571,410
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	627	714,648

68	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Stryker Corp., 3.65%, 03/07/28 (Call 12/07/27)	$643	$716,019

		2,434,938

Health Care - Services — 1.9%
Advocate Health & Hospitals Corp., 3.83%, 08/15/28 (Call 05/15/28)	370	412,631
Anthem Inc., 4.10%, 03/01/28 (Call 12/01/27)(a)	985	1,112,242
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	230	261,041
Mercy Health/OH, Series 2018, 4.30%, 07/01/28(a)	150	174,462
Sutter Health, Series 2018, 3.70%, 08/15/28 (Call 05/15/28)(a)	365	402,934
Toledo Hospital (The), Series B, 5.33%, 11/15/28	350	403,498
UnitedHealth Group Inc. 3.85%, 06/15/28(a)	831	940,991
3.88%, 12/15/28	787	894,489

		4,602,288

Household Products & Wares — 0.6%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)(a)	325	382,421
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)(a)	567	639,757
Kimberly-Clark Corp., 3.95%, 11/01/28 (Call 08/01/28)	460	526,452

		1,548,630

Insurance — 3.3%
American International Group Inc., 4.20%, 04/01/28 (Call 01/01/28)	747	844,528
Aon Corp., 4.50%, 12/15/28 (Call 09/15/28)	476	550,013
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)	255	291,858
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	867	953,093
Cincinnati Financial Corp., 6.92%, 05/15/28	220	284,394
Equitable Holdings Inc. 4.35%, 04/20/28 (Call 01/20/28)	1,309	1,477,913
7.00%, 04/01/28(a)	150	192,060
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	526	593,055
Fidelity National Financial Inc., 4.50%, 08/15/28 (Call 05/15/28)	414	468,383
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)(a)	495	573,368
Lincoln National Corp., 3.80%, 03/01/28 (Call 12/01/27)	549	610,527
Prudential Financial Inc., 3.88%, 03/27/28 (Call 12/27/27)	588	668,380
Willis North America Inc., 4.50%, 09/15/28 (Call 06/15/28)	651	745,844

		8,253,416

Internet — 1.2%
Baidu Inc. 4.38%, 03/29/28 (Call 12/29/27)	195	217,762
4.88%, 11/14/28 (Call 08/14/28)(a)	510	590,998
Booking Holdings Inc., 3.55%, 03/15/28 (Call 12/15/27)	634	692,880
E*TRADE Financial Corp., 4.50%, 06/20/28 (Call 03/20/28)	506	578,965
Expedia Group Inc., 3.80%, 02/15/28 (Call 11/15/27)	912	975,904

		3,056,509

Iron & Steel — 0.2%
Nucor Corp., 3.95%, 05/01/28 (Call 02/01/28)	365	410,786

Lodging — 1.0%
Hyatt Hotels Corp., 4.38%, 09/15/28 (Call 06/15/28)	390	424,971
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	285	319,534
Series X, 4.00%, 04/15/28 (Call 01/15/28)	467	502,926
Sands China Ltd., 5.40%, 08/08/28 (Call 05/08/28)	1,050	1,194,134

		2,441,565

Security	Par (000)	Value

Machinery — 1.3%
John Deere Capital Corp. 1.50%, 03/06/28	$106	$104,459
3.05%, 01/06/28	551	597,328
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	305	327,485
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	360	409,500
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	1,173	1,348,141
Xylem Inc./NY, 1.95%, 01/30/28 (Call 11/30/27)	432	434,626

		3,221,539

Manufacturing — 0.7%
3M Co., 3.63%, 09/14/28 (Call 06/14/28)	609	683,633
Textron Inc., 3.38%, 03/01/28 (Call 12/01/27)(a)	340	363,382
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	550	609,257

		1,656,272

Media — 5.1%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.75%, 02/15/28 (Call 11/15/27)	891	965,202
4.20%, 03/15/28 (Call 12/15/27)(a)	1,135	1,258,136
Comcast Corp. 3.15%, 02/15/28 (Call 11/15/27)	1,446	1,567,392
3.55%, 05/01/28 (Call 02/01/28)	919	1,020,026
4.15%, 10/15/28 (Call 07/15/28)	3,115	3,583,185
Discovery Communications LLC, 3.95%, 03/20/28 (Call 12/20/27)(a)	1,550	1,702,985
TCI Communications Inc., 7.13%, 02/15/28	337	445,962
ViacomCBS Inc. 3.38%, 02/15/28 (Call 11/15/27)	480	514,464
3.70%, 06/01/28 (Call 03/01/28)	526	574,986
Walt Disney Co. (The), 2.20%, 01/13/28	1,096	1,124,408

		12,756,746

Metal Fabricate & Hardware — 0.2%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	376	413,521

Mining — 0.3%
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	538	726,553

Oil & Gas — 3.9%
BP Capital Markets America Inc. 3.94%, 09/21/28 (Call 06/21/28)	913	1,025,546
4.23%, 11/06/28 (Call 08/06/28)	1,550	1,769,697
BP Capital Markets PLC, 3.72%, 11/28/28 (Call 08/28/28)	842	933,761
Chevron USA Inc., 3.85%, 01/15/28 (Call 10/15/27)	656	739,128
ConocoPhillips, 4.30%, 08/15/28 (Call 05/15/28)(b)	539	614,756
Marathon Petroleum Corp., 3.80%, 04/01/28 (Call 01/01/28)	400	437,956
Phillips 66, 3.90%, 03/15/28 (Call 12/15/27)	814	898,396
Shell International Finance BV, 3.88%, 11/13/28 (Call 08/13/28)	1,342	1,516,433
Total Capital SA, 3.88%, 10/11/28	1,011	1,141,116
Valero Energy Corp., 4.35%, 06/01/28 (Call 03/01/28)	622	695,483

		9,772,272

Packaging & Containers — 0.6%
Amcor Finance USA Inc., 4.50%, 05/15/28 (Call 02/15/28)	478	549,437
WRKCo Inc. 3.90%, 06/01/28 (Call 03/01/28)(a)	598	666,585
4.00%, 03/15/28 (Call 12/15/27)(a)	355	396,499

		1,612,521

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals — 9.3%
AbbVie Inc., 4.25%, 11/14/28 (Call 08/14/28)(a)	$1,575	$1,802,871
Bristol-Myers Squibb Co., 3.90%, 02/20/28 (Call 11/20/27)	1,219	1,379,847
Cigna Corp., 4.38%, 10/15/28 (Call 07/15/28)	3,180	3,640,941
CVS Health Corp., 4.30%, 03/25/28 (Call 12/25/27)	5,440	6,190,666
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	1,487	1,685,068
Johnson & Johnson, 2.90%, 01/15/28 (Call 10/15/27)	1,030	1,119,136
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)	656	739,548
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	67	85,352
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)(a)	781	886,427
Pfizer Inc., 3.60%, 09/15/28 (Call 06/15/28)	1,056	1,182,181
Pharmacia LLC, 6.60%, 12/01/28	500	663,470
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	1,006	1,130,925
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)	1,510	1,795,677
Zoetis Inc., 3.90%, 08/20/28 (Call 05/20/28)	597	670,927

		22,973,036

Pipelines — 4.3%
Enable Midstream Partners LP, 4.95%, 05/15/28 (Call 02/15/28)	480	536,251
Energy Transfer LP, 4.95%, 06/15/28 (Call 03/15/28)	925	1,041,356
Enterprise Products Operating LLC, 4.15%, 10/16/28 (Call 07/16/28)	955	1,079,055
Kinder Morgan Inc., 4.30%, 03/01/28 (Call 12/01/27)(a)	1,210	1,362,351
MPLX LP, 4.00%, 03/15/28 (Call 12/15/27)	1,137	1,257,442
ONEOK Inc., 4.55%, 07/15/28 (Call 04/15/28)	782	872,509
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 12/01/27)	499	537,708
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28 (Call 09/15/27)	1,177	1,302,939
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	256	327,534
TransCanada PipeLines Ltd., 4.25%, 05/15/28 (Call 02/15/28)	1,236	1,397,483
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28 (Call 12/15/27)	505	563,115
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	446	497,959

		10,775,702

Real Estate Investment Trusts — 6.8%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/28 (Call 10/15/27)	440	492,840
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)(a)	520	578,193
American Tower Corp. 1.50%, 01/31/28 (Call 11/30/27)	455	440,085
3.60%, 01/15/28 (Call 10/15/27)	866	946,096
AvalonBay Communities Inc., 3.20%, 01/15/28 (Call 10/15/27)	373	398,674
Boston Properties LP, 4.50%, 12/01/28 (Call 09/01/28)	969	1,113,604
Brixmor Operating Partnership LP, 2.25%, 04/01/28 (Call 02/01/28)	110	109,038
Camden Property Trust, 4.10%, 10/15/28 (Call 07/15/28)	395	445,603
Crown Castle International Corp., 3.80%, 02/15/28 (Call 11/15/27)	1,010	1,108,404
Digital Realty Trust LP, 4.45%, 07/15/28 (Call 04/15/28)	704	807,242
Duke Realty LP, 4.00%, 09/15/28 (Call 06/15/28)	519	580,896
Equinix Inc., 1.55%, 03/15/28 (Call 01/15/28)	382	368,542
ERP Operating LP 3.50%, 03/01/28 (Call 12/01/27)	315	342,761
4.15%, 12/01/28 (Call 09/01/28)	421	476,311
Essex Portfolio LP, 1.70%, 03/01/28 (Call 01/01/28)	240	233,364

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II Inc., 5.75%, 06/01/28 (Call 03/03/28)(a)	$500	$584,440
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)(a)	310	336,167
Highwoods Realty LP, 4.13%, 03/15/28 (Call 12/15/27)(a)	195	213,857
Kilroy Realty LP, 4.75%, 12/15/28 (Call 09/15/28)	250	286,518
Kimco Realty Corp., 1.90%, 03/01/28 (Call 01/01/28)	231	228,357
Mid-America Apartments LP, 4.20%, 06/15/28 (Call 03/15/28)	438	494,747
National Retail Properties Inc., 4.30%, 10/15/28 (Call 07/15/28)	360	406,015
Omega Healthcare Investors Inc., 4.75%, 01/15/28 (Call 10/15/27)	475	529,364
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	260	280,147
Prologis LP, 3.88%, 09/15/28 (Call 06/15/28)	300	338,427
Public Storage, 1.85%, 05/01/28 (Call 03/01/28)	30	29,932
Realty Income Corp., 3.65%, 01/15/28 (Call 10/15/27)	663	730,135
Regency Centers LP, 4.13%, 03/15/28 (Call 12/15/27)	355	392,733
Simon Property Group LP, 1.75%, 02/01/28 (Call 11/01/27)	387	380,359
Spirit Realty LP, 2.10%, 03/15/28 (Call 01/15/28)	315	310,833
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)	310	345,681
UDR Inc., 3.50%, 01/15/28 (Call 10/15/27)	305	328,564
Ventas Realty LP, 4.00%, 03/01/28 (Call 12/01/27)	493	549,631
VEREIT Operating Partnership LP 2.20%, 06/15/28 (Call 04/15/28)(a)	460	463,312
3.40%, 01/15/28 (Call 11/15/27)	566	611,778
Welltower Inc., 4.25%, 04/15/28 (Call 01/15/28)	575	649,365

		16,932,015

Retail — 4.3%
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	583	670,036
Dollar General Corp., 4.13%, 05/01/28 (Call 02/01/28)	588	665,481
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	1,219	1,383,760
Home Depot Inc. (The) 0.90%, 03/15/28 (Call 01/15/28)(a)	137	131,879
3.90%, 12/06/28 (Call 09/06/28)	762	874,250
Lowe’s Companies Inc., 1.30%, 04/15/28 (Call 02/15/28)	1,030	987,307
McDonald’s Corp., 3.80%, 04/01/28 (Call 01/01/28)	1,084	1,211,446
Nordstrom Inc., 6.95%, 03/15/28	25	28,919
O’Reilly Automotive Inc., 4.35%, 06/01/28 (Call 03/01/28)	565	645,535
Starbucks Corp. 3.50%, 03/01/28 (Call 12/01/27)(a)	619	681,104
4.00%, 11/15/28 (Call 08/15/28)	714	809,426
TJX Companies Inc. (The), 1.15%, 05/15/28 (Call 03/15/28)	251	239,690
Walmart Inc., 3.70%, 06/26/28 (Call 03/26/28)(a)	1,993	2,254,681

		10,583,514

Semiconductors — 2.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28 (Call 10/15/27)(a)	1,327	1,420,859
Broadcom Inc. 1.95%, 02/15/28 (Call 12/15/27)(b)	667	657,355
4.11%, 09/15/28 (Call 06/15/28)(a)	1,677	1,849,429
Marvell Technology Group Ltd., 4.88%, 06/22/28 (Call 03/22/28)	525	601,015
Marvell Technology Inc., 2.45%, 04/15/28 (Call 02/15/28)(b)	30	30,156
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)(b)	602	728,914
QUALCOMM Inc., 1.30%, 05/20/28 (Call 02/20/28)	598	578,684

		5,866,412

70	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software — 1.9%
Fidelity National Information Services Inc., 1.65%, 03/01/28 (Call 01/01/28)	$347	$340,685
Fiserv Inc., 4.20%, 10/01/28 (Call 07/01/28)	977	1,109,374
Oracle Corp., 2.30%, 03/25/28 (Call 01/25/28)	1,086	1,104,027
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	862	984,180
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	1,148	1,289,709

		4,827,975

Telecommunications — 5.9%
AT&T Inc. 1.65%, 02/01/28 (Call 12/01/27)	813	790,886
4.10%, 02/15/28 (Call 11/15/27)	2,235	2,509,592
British Telecommunications PLC, 5.13%, 12/04/28 (Call 09/04/28)	765	905,179
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	744	856,619
T-Mobile USA Inc., 2.05%, 02/15/28 (Call 12/15/27)(b)	1,557	1,546,848
Verizon Communications Inc. 2.10%, 03/22/28 (Call 01/22/28)	846	853,733
4.33%, 09/21/28	3,534	4,073,925
Vodafone Group PLC, 4.38%, 05/30/28	2,606	3,000,105

		14,536,887

Transportation — 2.8%
Canadian National Railway Co., 6.90%, 07/15/28	365	482,187
Canadian Pacific Railway Co., 4.00%, 06/01/28 (Call 03/01/28)	618	693,581
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	683	774,549
CSX Corp., 3.80%, 03/01/28 (Call 12/01/27)	867	966,540
FedEx Corp. 3.40%, 02/15/28 (Call 11/15/27)(a)	566	618,695
4.20%, 10/17/28 (Call 07/17/28)	437	499,832
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	390	428,119
Norfolk Southern Corp., 3.80%, 08/01/28 (Call 05/01/28)	700	782,145
Union Pacific Corp., 3.95%, 09/10/28 (Call 06/10/28)	1,420	1,616,429

		6,862,077

Security	Par/ Shares (000)	Value

Trucking & Leasing — 0.3%
GATX Corp. 3.50%, 03/15/28 (Call 12/15/27)(a)	$195	$211,392
4.55%, 11/07/28 (Call 08/07/28)	368	424,197

		635,589

Water — 0.2%
American Water Capital Corp., 3.75%, 09/01/28 (Call 06/01/28)(a)	543	606,509

Total Corporate Bonds & Notes — 98.9% (Cost: $236,918,292)		245,068,053

Short-Term Investments

Money Market Funds — 6.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	16,170	16,178,027
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	920	920,000

		17,098,027

Total Short-Term Investments — 6.9% (Cost: $17,094,262)		17,098,027

Total Investments in Securities — 105.8% (Cost: $254,012,554)		262,166,080

Other Assets, Less Liabilities — (5.8)%		(14,443,674)

Net Assets — 100.0%		$247,722,406

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$5,913,303	$10,267,160	(a)	$—	$(714)	$(1,722)	$16,178,027	16,170	$13,973	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	701,000	219,000	(a)	—	—	—	920,000	920	152		—

					$(714)	$(1,722)	$17,098,027		$14,125		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2028 Term Corporate ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$245,068,053	$—	$245,068,053
Money Market Funds	17,098,027	—	—	17,098,027

	$17,098,027	$245,068,053	$—	$262,166,080

See notes to financial statements.

72	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.8%
Boeing Co. (The), 3.20%, 03/01/29 (Call 12/01/28)	$382	$393,155
L3Harris Technologies Inc., 2.90%, 12/15/29 (Call 09/15/29)	221	230,063
Raytheon Technologies Corp., 7.50%, 09/15/29	180	248,265

		871,483

Agriculture — 1.4%
Altria Group Inc., 4.80%, 02/14/29 (Call 11/14/28)	668	760,151
BAT Capital Corp., 3.46%, 09/06/29 (Call 06/06/29)	257	267,046
Philip Morris International Inc., 3.38%, 08/15/29 (Call 05/15/29)	401	435,097

		1,462,294

Airlines — 0.2%
American Airlines Pass Through Trust
Series 2017-1, Class AA, 3.65%, 02/15/29	81	82,251
Series 2017-2, Class AA, 3.35%, 04/15/31	163	165,846

		248,097

Auto Manufacturers — 0.7%
General Motors Financial Co. Inc., 5.65%, 01/17/29 (Call 10/17/28)	252	302,612
Toyota Motor Corp., 2.76%, 07/02/29	102	107,785
Toyota Motor Credit Corp., 3.65%, 01/08/29	282	315,304

		725,701

Auto Parts & Equipment — 0.2%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)	105	119,720
Lear Corp., 4.25%, 05/15/29 (Call 02/15/29)	124	138,158

		257,878

Banks — 8.1%
Banco Santander SA, 3.31%, 06/27/29(a)	467	498,378
Bank of New York Mellon Corp. (The), 3.30%, 08/23/29 (Call 05/23/29)	400	434,924
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)	298	335,724
ING Groep NV, 4.05%, 04/09/29	326	366,369
KeyBank N.A./Cleveland OH, 3.90%, 04/13/29 (Call 03/13/29)	141	155,943
KeyCorp., 2.55%, 10/01/29(a)	400	410,784
Mitsubishi UFJ Financial Group Inc. 3.20%, 07/18/29	870	924,923
3.74%, 03/07/29	276	305,438
Northern Trust Corp., 3.15%, 05/03/29 (Call 02/03/29)	286	309,518
PNC Bank N.A., 2.70%, 10/22/29	331	341,721
PNC Financial Services Group Inc. (The), 3.45%, 04/23/29 (Call 01/23/29)(a)	623	687,748
Sumitomo Mitsui Financial Group Inc. 2.72%, 09/27/29	182	187,156
3.04%, 07/16/29	995	1,046,720
3.20%, 09/17/29	105	108,796
Truist Financial Corp., 3.88%, 03/19/29 (Call 02/19/29)	258	288,310
U.S. Bancorp., 3.00%, 07/30/29 (Call 04/30/29)(a)	461	489,393
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	145	157,068
Wells Fargo & Co., 4.15%, 01/24/29 (Call 10/24/28)	1,175	1,335,623
Wintrust Financial Corp., 4.85%, 06/06/29	90	94,129
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	185	191,062

		8,669,727

Beverages — 3.5%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29 (Call 10/23/28)	1,416	1,661,846
Coca-Cola Co. (The), 2.13%, 09/06/29	504	508,849
Constellation Brands Inc., 3.15%, 08/01/29 (Call 05/01/29)	401	422,351
Diageo Capital PLC, 2.38%, 10/24/29 (Call 07/24/29)	476	484,087

Security	Par (000)	Value

Beverages (continued)
PepsiCo Inc. 2.63%, 07/29/29 (Call 04/29/29)(a)	$452	$475,043
7.00%, 03/01/29	96	131,000

		3,683,176

Building Materials — 0.5%
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	350	371,049
Owens Corning, 3.95%, 08/15/29 (Call 05/15/29)	165	183,450

		554,499

Chemicals — 2.6%
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	170	180,562
Dow Chemical Co. (The), 7.38%, 11/01/29	358	490,603
FMC Corp., 3.45%, 10/01/29 (Call 07/01/29)	238	255,650
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	324	363,800
Nutrien Ltd., 4.20%, 04/01/29 (Call 01/01/29)	370	419,932
PPG Industries Inc., 2.80%, 08/15/29 (Call 05/15/29)	144	150,821
Rohm & Haas Co., 7.85%, 07/15/29	280	379,313
RPM International Inc., 4.55%, 03/01/29 (Call 12/01/28)	163	184,374
Sherwin-Williams Co. (The), 2.95%, 08/15/29 (Call 05/15/29)	384	404,671

		2,829,726

Commercial Services — 2.5%
Global Payments Inc., 3.20%, 08/15/29 (Call 05/15/29)	581	612,351
Moody’s Corp., 4.25%, 02/01/29 (Call 11/01/28)(a)	247	281,977
PayPal Holdings Inc., 2.85%, 10/01/29 (Call 07/01/29)(a)	614	648,028
RELX Capital Inc., 4.00%, 03/18/29 (Call 12/18/28)	470	525,587
S&P Global Inc., 2.50%, 12/01/29 (Call 09/01/29)	272	280,535
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	284	319,202

		2,667,680

Computers — 2.5%
Apple Inc., 2.20%, 09/11/29 (Call 06/11/29)	598	609,338
Dell International LLC/EMC Corp., 5.30%, 10/01/29 (Call 07/01/29)(b)	685	810,821
International Business Machines Corp., 3.50%, 05/15/29	1,140	1,253,567

		2,673,726

Cosmetics & Personal Care — 0.7%
Estee Lauder Companies Inc. (The), 2.38%, 12/01/29 (Call 09/01/29)	382	391,970
Unilever Capital Corp., 2.13%, 09/06/29 (Call 06/06/29)	351	355,370

		747,340

Diversified Financial Services — 2.3%
Air Lease Corp., 3.25%, 10/01/29 (Call 07/01/29)(a)	144	147,368
Brookfield Finance Inc., 4.85%, 03/29/29 (Call 12/29/28)	475	551,765
Charles Schwab Corp. (The) 3.25%, 05/22/29 (Call 02/22/29)(a)	515	560,974
4.00%, 02/01/29 (Call 11/01/28)	113	128,778
Lazard Group LLC, 4.38%, 03/11/29 (Call 12/11/28)	278	312,594
Mastercard Inc., 2.95%, 06/01/29 (Call 03/01/29)	360	388,527
Synchrony Financial, 5.15%, 03/19/29 (Call 12/19/28)	302	350,885

		2,440,891

Electric — 6.4%
Arizona Public Service Co., 2.60%, 08/15/29 (Call 05/15/29)	189	195,632
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	353	392,751
Black Hills Corp., 3.05%, 10/15/29 (Call 07/15/29)	160	167,853
DTE Energy Co., Series C, 3.40%, 06/15/29 (Call 03/15/29)	204	219,253
Duke Energy Carolinas LLC, 2.45%, 08/15/29 (Call 05/15/29)	185	189,066
Duke Energy Corp., 3.40%, 06/15/29 (Call 03/15/29)	331	356,732
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)(a)	246	253,887
Duke Energy Ohio Inc., 3.65%, 02/01/29 (Call 11/01/28)	120	132,076

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Duke Energy Progress LLC, 3.45%, 03/15/29 (Call 12/15/28)	$207	$226,969
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)	179	199,755
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	395	406,257
Eversource Energy, Series O, 4.25%, 04/01/29 (Call 01/01/29)(a)	198	227,856
Georgia Power Co., Series B, 2.65%, 09/15/29 (Call 06/15/29)	266	275,321
Interstate Power & Light Co., 3.60%, 04/01/29 (Call 01/01/29)	59	64,987
MidAmerican Energy Co., 3.65%, 04/15/29 (Call 01/15/29)	350	391,927
National Rural Utilities Cooperative Finance Corp., 3.70%, 03/15/29 (Call 12/15/28)	157	172,887
Nevada Power Co., Series CC, 3.70%, 05/01/29 (Call 02/01/29)	168	186,470
NextEra Energy Capital Holdings Inc. 2.75%, 11/01/29 (Call 08/01/29)	246	255,737
3.50%, 04/01/29 (Call 01/01/29)	335	366,654
NSTAR Electric Co., 3.25%, 05/15/29 (Call 02/15/29)(a)	148	160,758
Oncor Electric Delivery Co. LLC, 5.75%, 03/15/29 (Call 12/15/28)	35	43,565
PacifiCorp., 3.50%, 06/15/29 (Call 03/15/29)	193	211,435
Public Service Electric & Gas Co., 3.20%, 05/15/29 (Call 02/15/29)	120	129,822
Southern California Edison Co. 2.85%, 08/01/29 (Call 05/01/29)	134	138,025
6.65%, 04/01/29(a)	90	110,673
Series A, 4.20%, 03/01/29 (Call 12/01/28)	310	348,235
Union Electric Co., 3.50%, 03/15/29 (Call 12/15/28)(a)	191	210,669
Virginia Electric & Power Co., Series A, 2.88%, 07/15/29 (Call 04/15/29)	251	265,862
Wisconsin Power & Light Co., 3.00%, 07/01/29 (Call 04/01/29)	230	245,891
Xcel Energy Inc., 2.60%, 12/01/29 (Call 06/01/29)	266	272,557

		6,819,562

Electronics — 1.4%
Agilent Technologies Inc., 2.75%, 09/15/29 (Call 06/15/29)	298	309,035
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	135	143,313
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	115	132,379
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	275	313,731
Honeywell International Inc., 2.70%, 08/15/29 (Call 05/15/29)	250	263,875
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)	273	284,886

		1,447,219

Environmental Control — 0.3%
Waste Connections Inc., 3.50%, 05/01/29 (Call 02/01/29)	267	290,176

Food — 1.1%
Ahold Finance USA LLC, 6.88%, 05/01/29	106	142,673
Hershey Co. (The), 2.45%, 11/15/29 (Call 08/15/29)	146	150,678
Kroger Co. (The), 4.50%, 01/15/29 (Call 10/15/28)(a)	276	321,474
Tyson Foods Inc., 4.35%, 03/01/29 (Call 12/01/28)	473	543,448

		1,158,273

Forest Products & Paper — 0.7%
Georgia-Pacific LLC, 7.75%, 11/15/29	60	85,021
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)	610	714,719

		799,740

Gas — 1.0%
Atmos Energy Corp., 2.63%, 09/15/29 (Call 06/15/29)(a)	85	87,586
Eastern Energy Gas Holdings LLC, Series B, 3.00%, 11/15/29 (Call 08/15/29)	308	323,252
NiSource Inc., 2.95%, 09/01/29 (Call 06/01/29)	330	344,210

Security	Par (000)	Value

Gas (continued)
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29 (Call 03/01/29)	$264	$287,375

		1,042,423

Health Care - Products — 1.7%
Boston Scientific Corp., 4.00%, 03/01/29 (Call 12/01/28)	430	481,879
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)(a)	406	418,176
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	432	459,605
Thermo Fisher Scientific Inc., 2.60%, 10/01/29 (Call 07/01/29)	401	414,261

		1,773,921

Health Care - Services — 3.6%
Adventist Health System/West, 2.95%, 03/01/29 (Call 12/01/28)	90	94,508
Anthem Inc., 2.88%, 09/15/29 (Call 06/15/29)	414	432,361
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)	208	215,459
CommonSpirit Health, 3.35%, 10/01/29 (Call 04/01/29)(a)	424	453,019
HCA Inc., 4.13%, 06/15/29 (Call 03/15/29)	737	819,330
Humana Inc., 3.13%, 08/15/29 (Call 05/15/29)	241	254,120
Laboratory Corp. of America Holdings, 2.95%, 12/01/29 (Call 09/01/29)	340	353,641
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)(a)	291	299,692
Quest Diagnostics Inc., 4.20%, 06/30/29 (Call 03/30/29)	270	308,378
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	134	150,832
UnitedHealth Group Inc., 2.88%, 08/15/29	451	479,408

		3,860,748

Home Furnishings — 0.6%
Leggett & Platt Inc., 4.40%, 03/15/29 (Call 12/15/28)	219	246,817
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)(a)	363	426,634

		673,451

Household Products & Wares — 0.3%
Kimberly-Clark Corp., 3.20%, 04/25/29 (Call 01/25/29)	254	276,355

Insurance — 4.1%
American International Group Inc., 4.25%, 03/15/29 (Call 12/15/28)(a)	267	302,116
Aon Corp., 3.75%, 05/02/29 (Call 02/02/29)	401	445,539
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	118	128,010
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	90	101,765
CNA Financial Corp., 3.90%, 05/01/29 (Call 02/01/29)	152	168,968
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	178	208,493
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	264	299,856
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)(a)	219	227,675
Markel Corp., 3.35%, 09/17/29 (Call 06/17/29)	120	129,032
Marsh & McLennan Companies Inc., 4.38%, 03/15/29 (Call 12/15/28)	578	669,151
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	193	211,906
Principal Financial Group Inc., 3.70%, 05/15/29 (Call 02/15/29)	252	279,297
Progressive Corp. (The) 4.00%, 03/01/29 (Call 12/01/28)	223	254,905
6.63%, 03/01/29	34	44,398
Reinsurance Group of America Inc., 3.90%, 05/15/29 (Call 02/15/29)	273	301,250
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	187	203,551
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)(a)	95	104,192
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	293	306,270

		4,386,374

74	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet — 0.3%
TD Ameritrade Holding Corp., 2.75%, 10/01/29 (Call 07/01/29)(a)	$288	$302,921

Lodging — 0.5%
Choice Hotels International Inc., 3.70%, 12/01/29 (Call 09/01/29)	175	185,192
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)	295	307,862

		493,054

Machinery — 1.2%
Caterpillar Inc., 2.60%, 09/19/29 (Call 06/19/29)	288	300,289
Deere & Co., 5.38%, 10/16/29	170	213,887
John Deere Capital Corp. 2.80%, 07/18/29	341	361,215
3.45%, 03/07/29	75	83,055
Rockwell Automation Inc., 3.50%, 03/01/29 (Call 12/01/28)	245	272,342

		1,230,788

Manufacturing — 1.9%
3M Co. 2.38%, 08/26/29 (Call 05/26/29)	471	483,416
3.38%, 03/01/29 (Call 12/01/28)	321	354,320
Parker-Hannifin Corp., 3.25%, 06/14/29 (Call 03/14/29)	447	481,441
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	115	133,482
Textron Inc., 3.90%, 09/17/29 (Call 06/17/29)	184	203,237
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)(a)	345	383,878

		2,039,774

Media — 2.8%
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.05%, 03/30/29 (Call 12/30/28)	546	632,453
Discovery Communications LLC, 4.13%, 05/15/29 (Call 02/15/29)	363	400,396
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)	729	846,187
ViacomCBS Inc., 4.20%, 06/01/29 (Call 03/01/29)(a)	267	298,418
Walt Disney Co. (The), 2.00%, 09/01/29 (Call 06/01/29)	788	782,240

		2,959,694

Mining — 0.3%
Newmont Corp., 2.80%, 10/01/29 (Call 07/01/29)	356	368,489

Office Furnishings — 0.2%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)(a)	174	204,394

Oil & Gas — 4.3%
Cenovus Energy Inc., 4.40%, 04/15/29 (Call 01/15/29)(a)	337	367,455
Chevron USA Inc., 3.25%, 10/15/29 (Call 07/15/29)	275	297,866
Cimarex Energy Co., 4.38%, 03/15/29 (Call 12/15/28)(a)	270	303,121
ConocoPhillips Co., 6.95%, 04/15/29	622	831,919
Diamondback Energy Inc., 3.50%, 12/01/29 (Call 09/01/29)	457	478,877
Exxon Mobil Corp., 2.44%, 08/16/29 (Call 05/16/29)(a)	532	545,295
Hess Corp., 7.88%, 10/01/29	145	191,630
Shell International Finance BV, 2.38%, 11/07/29 (Call 08/07/29)	587	598,934
Total Capital International SA, 3.46%, 02/19/29 (Call 11/19/28)	488	534,423
Valero Energy Corp., 4.00%, 04/01/29 (Call 01/01/29)(a)	435	474,763

		4,624,283

Oil & Gas Services — 0.5%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 3.14%, 11/07/29 (Call 08/07/29)	286	301,627

Security	Par (000)	Value

Oil & Gas Services (continued)
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)	$239	$242,695

		544,322

Packaging & Containers — 0.6%
Packaging Corp. of America, 3.00%, 12/15/29 (Call 09/15/29)	290	305,132
WRKCo Inc., 4.90%, 03/15/29 (Call 12/15/28)(a)	317	376,235

		681,367

Pharmaceuticals — 7.3%
AbbVie Inc., 3.20%, 11/21/29 (Call 08/21/29)	1,939	2,071,550
AstraZeneca PLC, 4.00%, 01/17/29 (Call 10/17/28)	457	516,131
Bristol-Myers Squibb Co., 3.40%, 07/26/29 (Call 04/26/29)	1,278	1,409,634
CVS Health Corp., 3.25%, 08/15/29 (Call 05/15/29)	706	753,104
Eli Lilly & Co., 3.38%, 03/15/29 (Call 12/15/28)	506	557,926
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)(a)	483	528,301
Johnson & Johnson, 6.95%, 09/01/29	50	69,683
McKesson Corp., 4.75%, 05/30/29 (Call 02/28/29)	254	299,362
Merck & Co. Inc., 3.40%, 03/07/29 (Call 12/07/28)	681	755,481
Pfizer Inc., 3.45%, 03/15/29 (Call 12/15/28)	737	815,395

		7,776,567

Pipelines — 3.9%
Boardwalk Pipelines LP, 4.80%, 05/03/29 (Call 02/03/29)	130	147,264
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29 (Call 05/18/29)(a)	518	552,271
Enable Midstream Partners LP, 4.15%, 09/15/29 (Call 06/15/29)	139	148,191
Enbridge Inc., 3.13%, 11/15/29 (Call 08/15/29)	393	412,540
Energy Transfer LP, 5.25%, 04/15/29 (Call 01/15/29)	627	718,787
Enterprise Products Operating LLC, 3.13%, 07/31/29 (Call 04/30/29)	546	578,492
MPLX LP, 4.80%, 02/15/29 (Call 11/15/28)	351	404,692
ONEOK Inc. 3.40%, 09/01/29 (Call 06/01/29)	373	389,039
4.35%, 03/15/29 (Call 12/15/28)	221	243,792
Phillips 66 Partners LP, 3.15%, 12/15/29 (Call 09/15/29)	205	210,180
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29 (Call 09/15/29)	338	343,016

		4,148,264

Real Estate Investment Trusts — 10.3%
Alexandria Real Estate Equities Inc. 2.75%, 12/15/29 (Call 09/15/29)	285	293,829
4.50%, 07/30/29 (Call 04/30/29)	40	46,299
American Homes 4 Rent LP, 4.90%, 02/15/29 (Call 11/15/28)	176	202,375
American Tower Corp. 3.80%, 08/15/29 (Call 05/15/29)	606	666,388
3.95%, 03/15/29 (Call 12/15/28)	381	422,689
AvalonBay Communities Inc., 3.30%, 06/01/29 (Call 03/01/29)(a)	201	215,776
Boston Properties LP, 3.40%, 06/21/29 (Call 03/21/29)	401	428,741
Brandywine Operating Partnership LP, 4.55%, 10/01/29 (Call 07/01/29)(a)	100	109,031
Brixmor Operating Partnership LP, 4.13%, 05/15/29 (Call 02/15/29)	335	368,788
Camden Property Trust, 3.15%, 07/01/29 (Call 04/01/29)	271	288,580
Crown Castle International Corp. 3.10%, 11/15/29 (Call 08/15/29)	198	207,116
4.30%, 02/15/29 (Call 11/15/28)	332	375,382
CubeSmart LP, 4.38%, 02/15/29 (Call 11/15/28)	89	100,257
CyrusOne LP/CyrusOne Finance Corp., 3.45%, 11/15/29 (Call 08/15/29)	298	311,818

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Digital Realty Trust LP, 3.60%, 07/01/29 (Call 04/01/29)	$395	$433,655
Duke Realty LP, 2.88%, 11/15/29 (Call 08/15/29)	177	183,376
Equinix Inc., 3.20%, 11/18/29 (Call 08/18/29)(a)	532	561,457
ERP Operating LP, 3.00%, 07/01/29 (Call 04/01/29)(a)	318	335,286
Essex Portfolio LP, 4.00%, 03/01/29 (Call 12/01/28)	224	249,614
Federal Realty Investment Trust, 3.20%, 06/15/29 (Call 03/15/29)	126	132,460
GLP Capital LP/GLP Financing II Inc., 5.30%, 01/15/29 (Call 10/15/28)	284	324,419
Healthpeak Properties Inc., 3.50%, 07/15/29 (Call 04/15/29)	245	267,256
Highwoods Realty LP, 4.20%, 04/15/29 (Call 01/15/29)	135	148,824
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29 (Call 09/16/29)(a)	260	263,988
Hudson Pacific Properties LP, 4.65%, 04/01/29 (Call 01/01/29)	225	254,466
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	142	157,623
Life Storage LP, 4.00%, 06/15/29 (Call 03/15/29)	136	149,471
Mid-America Apartments LP, 3.95%, 03/15/29 (Call 12/15/28)	255	283,560
Omega Healthcare Investors Inc., 3.63%, 10/01/29 (Call 07/01/29)	178	185,836
Prologis LP, 4.38%, 02/01/29 (Call 11/01/28)	86	99,911
Public Storage, 3.39%, 05/01/29 (Call 02/01/29)	244	268,107
Realty Income Corp., 3.25%, 06/15/29 (Call 03/15/29)	47	50,137
Regency Centers LP, 2.95%, 09/15/29 (Call 06/15/29)	214	220,874
Sabra Health Care LP, 3.90%, 10/15/29 (Call 07/15/29)	165	171,024
Simon Property Group LP, 2.45%, 09/13/29 (Call 06/13/29)	466	469,378
Spirit Realty LP, 4.00%, 07/15/29 (Call 04/15/29)(a)	85	93,119
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)	125	141,109
UDR Inc., 4.40%, 01/26/29 (Call 10/26/28)	195	221,963
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	259	293,328
VEREIT Operating Partnership LP, 3.10%, 12/15/29 (Call 09/15/29)	180	189,590
Welltower Inc., 4.13%, 03/15/29 (Call 09/15/28)	294	330,482
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	308	346,700
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	109	119,280

		10,983,362

Retail — 4.0%
AutoZone Inc., 3.75%, 04/18/29 (Call 01/18/29)	206	225,906
Home Depot Inc. (The), 2.95%, 06/15/29 (Call 03/15/29)	645	690,711
Lowe’s Companies Inc. 3.65%, 04/05/29 (Call 01/05/29)	608	671,414
6.50%, 03/15/29	100	128,848
McDonald’s Corp., 2.63%, 09/01/29 (Call 06/01/29)	395	409,252
O’Reilly Automotive Inc., 3.90%, 06/01/29 (Call 03/01/29)	291	322,745
Starbucks Corp., 3.55%, 08/15/29 (Call 05/15/29)	401	440,005
Target Corp., 3.38%, 04/15/29 (Call 01/15/29)	459	509,022
Walmart Inc. 2.38%, 09/24/29 (Call 06/24/29)(a)	285	297,529
3.25%, 07/08/29 (Call 04/08/29)	509	563,310

		4,258,742

Semiconductors — 4.1%
Broadcom Inc., 4.75%, 04/15/29 (Call 01/15/29)	1,142	1,300,430
Intel Corp., 2.45%, 11/15/29 (Call 08/15/29)	690	710,907
KLA Corp., 4.10%, 03/15/29 (Call 12/15/28)	400	454,032
Lam Research Corp., 4.00%, 03/15/29 (Call 12/15/28)	476	543,473
Micron Technology Inc., 5.33%, 02/06/29 (Call 11/06/28)(a)	308	367,065
NXP BV/NXP Funding LLC/NXP USA Inc., 4.30%, 06/18/29 (Call 03/18/29)(b)	462	522,735
Texas Instruments Inc., 2.25%, 09/04/29 (Call 06/04/29)	417	424,368

		4,323,010

Security	Par/ Shares (000)	Value

Software — 1.9%
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	$387	$399,113
Fidelity National Information Services Inc., 3.75%, 05/21/29 (Call 02/21/29)	135	150,409
Fiserv Inc., 3.50%, 07/01/29 (Call 04/01/29)	1,015	1,099,854
Roper Technologies Inc., 2.95%, 09/15/29 (Call 06/15/29)	355	372,672

		2,022,048

Telecommunications — 4.2%
America Movil SAB de CV, 3.63%, 04/22/29 (Call 01/22/29)(a)	365	397,460
AT&T Inc., 4.35%, 03/01/29 (Call 12/01/28)	1,054	1,195,731
Juniper Networks Inc., 3.75%, 08/15/29 (Call 05/15/29)	272	296,681
Motorola Solutions Inc., 4.60%, 05/23/29 (Call 02/23/29)	392	450,592
Verizon Communications Inc. 3.88%, 02/08/29 (Call 11/08/28)	589	662,931
4.02%, 12/03/29 (Call 09/03/29)(a)(b)	50	56,526
4.02%, 12/03/29 (Call 09/03/29)	1,218	1,376,961

		4,436,882

Toys, Games & Hobbies — 0.4%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	390	425,666

Transportation — 2.5%
CSX Corp., 4.25%, 03/15/29 (Call 12/15/28)	481	551,452
FedEx Corp., 3.10%, 08/05/29 (Call 05/05/29)	479	509,915
Kansas City Southern, 2.88%, 11/15/29 (Call 08/15/29)	261	271,946
Norfolk Southern Corp., 2.55%, 11/01/29 (Call 08/01/29)	231	237,563
Union Pacific Corp. 3.70%, 03/01/29 (Call 12/01/28)	536	597,018
6.63%, 02/01/29	10	13,149
United Parcel Service Inc. 2.50%, 09/01/29 (Call 06/01/29)	225	232,263
3.40%, 03/15/29 (Call 12/15/28)	229	252,521

		2,665,827

Trucking & Leasing — 0.1%
GATX Corp., 4.70%, 04/01/29 (Call 01/01/29)	132	153,010

Water — 0.4%
American Water Capital Corp., 3.45%, 06/01/29 (Call 03/01/29)	272	298,985
Essential Utilities Inc., 3.57%, 05/01/29 (Call 02/01/29)	148	161,561

		460,546

Total Corporate Bonds & Notes — 98.9% (Cost: $104,403,401)		105,463,470

Short-Term Investments

Money Market Funds — 8.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	9,143	9,147,081

76	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	283	$283,000

		9,430,081

Total Short-Term Investments — 8.9% (Cost: $9,428,874)		9,430,081

Total Investments in Securities — 107.8% (Cost: $113,832,275)		114,893,551

Other Assets, Less Liabilities — (7.8)%		(8,293,272)

Net Assets — 100.0%		$106,600,279

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,769,201	$3,379,321	(a)	$—		$(316)	$(1,125)	$9,147,081	9,143	$8,016	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	313,000	—		(30,000	)(a)	—	—	283,000	283	68		—

						$(316)	$(1,125)	$9,430,081		$8,084		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$105,463,470	$—	$105,463,470
Money Market Funds	9,430,081	—	—	9,430,081

	$9,430,081	$105,463,470	$—	$114,893,551

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) April 30, 2021	iShares® iBonds® Dec 2030 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.7%
Interpublic Group of Companies Inc. (The), 4.75%, 03/30/30 (Call 12/30/29)	$177	$206,228
Omnicom Group Inc. 2.45%, 04/30/30 (Call 01/30/30)	137	136,560
4.20%, 06/01/30 (Call 03/01/30)	187	210,794

		553,582

Aerospace & Defense — 2.2%
Boeing Co. (The) 2.95%, 02/01/30 (Call 11/01/29)	75	75,209
5.15%, 05/01/30 (Call 02/01/30)	725	843,828
General Dynamics Corp., 3.63%, 04/01/30 (Call 01/01/30)	220	245,579
Lockheed Martin Corp., 1.85%, 06/15/30 (Call 03/15/30)	55	54,096
Northrop Grumman Corp., 4.40%, 05/01/30 (Call 02/01/30)	212	245,922
Raytheon Technologies Corp., 2.25%, 07/01/30 (Call 04/01/30)	285	283,148

		1,747,782

Agriculture — 1.3%
Altria Group Inc., 3.40%, 05/06/30 (Call 02/06/30)	235	244,536
Archer-Daniels-Midland Co., 3.25%, 03/27/30 (Call 12/27/29)	127	138,356
BAT Capital Corp., 4.91%, 04/02/30 (Call 01/02/30)	225	253,726
Philip Morris International Inc. 1.75%, 11/01/30 (Call 08/01/30)	175	165,225
2.10%, 05/01/30 (Call 02/01/30)	212	206,859

		1,008,702

Airlines — 0.2%
Southwest Airlines Co., 2.63%, 02/10/30 (Call 11/10/29)	137	138,069

Apparel — 0.9%
NIKE Inc., 2.85%, 03/27/30 (Call 12/27/29)	328	349,225
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)(a)	215	223,897
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)	145	151,275

		724,397

Auto Manufacturers — 1.0%
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)	210	198,305
General Motors Financial Co. Inc., 3.60%, 06/21/30 (Call 03/21/30)	300	318,453
Toyota Motor Credit Corp. 2.15%, 02/13/30	92	92,769
3.38%, 04/01/30	202	222,111

		831,638

Auto Parts & Equipment — 0.3%
Lear Corp., 3.50%, 05/30/30 (Call 02/28/30)	50	52,965
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)	151	153,078

		206,043

Banks — 7.1%
Banco Santander SA 2.75%, 12/03/30	205	199,080
3.49%, 05/28/30	320	338,426
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	105	119,405
Citizens Financial Group Inc. 2.50%, 02/06/30 (Call 12/06/29)	82	82,667
3.25%, 04/30/30 (Call 01/30/30)	175	186,984
Discover Bank, 2.70%, 02/06/30 (Call 11/06/29)	65	66,180
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	137	166,722
Goldman Sachs Group Inc. (The) 2.60%, 02/07/30 (Call 11/07/29)	336	342,787
3.80%, 03/15/30 (Call 12/15/29)	529	586,809
HSBC Holdings PLC, 4.95%, 03/31/30	520	613,329

Security	Par (000)	Value

Banks (continued)
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 01/04/30)	$120	$122,017
JPMorgan Chase & Co., 8.75%, 09/01/30	40	59,336
Mitsubishi UFJ Financial Group Inc. 2.05%, 07/17/30	180	175,747
2.56%, 02/25/30(a)	292	296,993
Northern Trust Corp., 1.95%, 05/01/30 (Call 02/01/30)	210	206,991
PNC Financial Services Group Inc. (The), 2.55%, 01/22/30 (Call 10/24/29)(a)	405	416,725
State Street Corp., 2.40%, 01/24/30	189	193,589
Sumitomo Mitsui Financial Group Inc. 2.13%, 07/08/30	305	300,038
2.14%, 09/23/30	110	104,212
2.75%, 01/15/30	267	275,135
SVB Financial Group, 3.13%, 06/05/30 (Call 03/05/30)	130	136,522
Truist Bank, 2.25%, 03/11/30 (Call 12/11/29)	177	174,644
Truist Financial Corp., 1.95%, 06/05/30 (Call 03/05/30)(a)	211	207,223
U.S. Bancorp., 1.38%, 07/22/30 (Call 04/22/30)	255	239,254
Westpac Banking Corp., 2.65%, 01/16/30	136	143,608

		5,754,423

Beverages — 2.4%
Anheuser-Busch InBev Worldwide Inc., 3.50%, 06/01/30 (Call 03/01/30)	440	479,670
Coca-Cola Co. (The) 1.65%, 06/01/30	412	395,508
3.45%, 03/25/30	70	77,530
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 (Call 10/22/29)	132	135,101
Constellation Brands Inc., 2.88%, 05/01/30 (Call 02/01/30)	142	146,474
Diageo Capital PLC, 2.00%, 04/29/30 (Call 01/29/30)	162	159,283
Keurig Dr Pepper Inc., 3.20%, 05/01/30 (Call 02/01/30)	120	127,938
PepsiCo Inc. 1.63%, 05/01/30 (Call 02/01/30)	185	178,157
2.75%, 03/19/30 (Call 12/19/29)	227	239,247

		1,938,908

Biotechnology — 1.6%
Amgen Inc., 2.45%, 02/21/30 (Call 11/21/29)	251	253,841
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)(a)	300	291,885
Gilead Sciences Inc., 1.65%, 10/01/30 (Call 07/01/30)(a)	250	233,365
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	315	293,508
Royalty Pharma PLC, 2.20%, 09/02/30 (Call 06/02/30)(b)	228	217,874

		1,290,473

Building Materials — 1.1%
Carrier Global Corp., 2.72%, 02/15/30 (Call 11/15/29)	382	389,155
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)	30	28,367
Martin Marietta Materials Inc., Series CB, 2.50%, 03/15/30 (Call 12/15/29)	45	45,328
Masco Corp., 2.00%, 10/01/30 (Call 07/01/30)(a)	76	73,139
Owens Corning, 3.88%, 06/01/30 (Call 03/01/30)	140	154,596
Vulcan Materials Co., 3.50%, 06/01/30 (Call 03/01/30)	185	201,249

		891,834

Chemicals — 1.8%
Air Products and Chemicals Inc., 2.05%, 05/15/30 (Call 02/15/30)	176	176,121
Dow Chemical Co. (The), 2.10%, 11/15/30 (Call 08/15/30)	160	154,667
Ecolab Inc., 4.80%, 03/24/30 (Call 12/24/29)	179	214,775
EI du Pont de Nemours and Co., 2.30%, 07/15/30 (Call 04/15/30)	75	75,659

78	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2030 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Linde Inc./CT, 1.10%, 08/10/30 (Call 05/10/30)	$62	$57,336
LYB International Finance III LLC 2.25%, 10/01/30 (Call 07/01/30)(a)	170	166,068
3.38%, 05/01/30 (Call 02/01/30)	95	101,689
Nutrien Ltd., 2.95%, 05/13/30 (Call 02/13/30)	185	193,158
PPG Industries Inc., 2.55%, 06/15/30 (Call 03/15/30)	110	112,075
Sherwin-Williams Co. (The), 2.30%, 05/15/30 (Call 02/15/30)(a)	132	131,562
Westlake Chemical Corp., 3.38%, 06/15/30 (Call 03/15/30)	62	65,081

		1,448,191

Commercial Services — 1.8%
Automatic Data Processing Inc., 1.25%, 09/01/30 (Call 06/01/30)(a)	112	104,255
Block Financial LLC, 3.88%, 08/15/30 (Call 05/15/30)	140	148,778
Emory University, Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	13	13,016
Equifax Inc., 3.10%, 05/15/30 (Call 02/15/30)	170	178,485
Global Payments Inc., 2.90%, 05/15/30 (Call 02/15/30)	215	220,360
PayPal Holdings Inc., 2.30%, 06/01/30 (Call 03/01/30)	165	166,320
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	205	210,484
RELX Capital Inc., 3.00%, 05/22/30 (Call 02/22/30)	214	224,225
S&P Global Inc., 1.25%, 08/15/30 (Call 05/15/30)(a)	187	172,590
Yale University, Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	18	17,500

		1,456,013

Computers — 2.1%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	200	196,368
Apple Inc. 1.25%, 08/20/30 (Call 05/20/30)(a)	123	115,525
1.65%, 05/11/30 (Call 02/11/30)	285	276,692
Dell International LLC/EMC Corp., 6.20%, 07/15/30 (Call 04/15/30)(b)	190	239,157
HP Inc., 3.40%, 06/17/30 (Call 03/17/30)	240	255,910
International Business Machines Corp., 1.95%, 05/15/30 (Call 02/15/30)(a)	257	251,485
Leidos Inc., 4.38%, 05/15/30 (Call 02/15/30)(b)	215	240,151
NetApp Inc., 2.70%, 06/22/30 (Call 03/22/30)	85	86,144

		1,661,432

Cosmetics & Personal Care — 0.6%
Estee Lauder Companies Inc. (The), 2.60%, 04/15/30 (Call 01/15/30)	110	114,224
Procter & Gamble Co. (The) 1.20%, 10/29/30	90	84,178
3.00%, 03/25/30	239	258,959
Unilever Capital Corp., 1.38%, 09/14/30 (Call 06/14/30)	35	33,073

		490,434

Diversified Financial Services — 4.0%
Affiliated Managers Group Inc., 3.30%, 06/15/30 (Call 03/15/30)	70	74,180
Air Lease Corp. 3.00%, 02/01/30 (Call 11/01/29)	135	134,745
3.13%, 12/01/30 (Call 09/01/30)	205	204,967
Brookfield Finance Inc., 4.35%, 04/15/30 (Call 01/15/30)	220	250,127
Cboe Global Markets Inc., 1.63%, 12/15/30 (Call 09/15/30)(a)	98	92,682
Charles Schwab Corp. (The), 4.63%, 03/22/30 (Call 12/22/29)	92	110,021
Franklin Resources Inc., 1.60%, 10/30/30 (Call 07/30/30)	144	135,441
GE Capital Funding LLC, 4.40%, 05/15/30 (Call 02/15/30)(b)	410	466,879
Intercontinental Exchange Inc., 2.10%, 06/15/30 (Call 03/15/30)	239	233,266
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.15%, 01/23/30	257	284,646
Mastercard Inc., 3.35%, 03/26/30 (Call 12/26/29)	333	368,911
Nomura Holdings Inc. 2.68%, 07/16/30	330	327,188

Security	Par (000)	Value

Diversified Financial Services (continued)
3.10%, 01/16/30	$155	$159,149
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)	96	113,677
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	60	65,732
Visa Inc., 2.05%, 04/15/30 (Call 01/15/30)	246	248,625

		3,270,236

Electric — 7.3%
AEP Texas Inc., Series I, 2.10%, 07/01/30 (Call 04/01/30)	172	167,215
Alabama Power Co., Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	51	47,759
Ameren Illinois Co., 1.55%, 11/15/30 (Call 08/15/30)	96	90,819
American Electric Power Co. Inc., 2.30%, 03/01/30 (Call 12/01/29)(a)	129	127,394
Berkshire Hathaway Energy Co., 3.70%, 07/15/30 (Call 04/15/30)	261	292,466
Black Hills Corp., 2.50%, 06/15/30 (Call 03/15/30)	78	78,130
CenterPoint Energy Inc., 2.95%, 03/01/30 (Call 12/01/29)	115	118,723
Commonwealth Edison Co., 2.20%, 03/01/30 (Call 12/01/29)	125	125,563
Consolidated Edison Co. of New York Inc., Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	137	148,220
Dominion Energy Inc., Series C, 3.38%, 04/01/30 (Call 01/01/30)	319	343,643
DTE Electric Co., 2.25%, 03/01/30 (Call 12/01/29)	195	196,790
DTE Energy Co., 2.95%, 03/01/30 (Call 12/01/29)	5	5,185
Duke Energy Carolinas LLC, 2.45%, 02/01/30 (Call 11/01/29)	79	80,546
Duke Energy Corp., 2.45%, 06/01/30 (Call 03/01/30)(a)	242	241,185
Duke Energy Florida LLC, 1.75%, 06/15/30 (Call 03/15/30)	47	45,161
Duke Energy Ohio Inc., 2.13%, 06/01/30 (Call 03/01/30)	90	88,932
Entergy Corp., 2.80%, 06/15/30 (Call 03/15/30)	160	163,427
Entergy Louisiana LLC, 1.60%, 12/15/30 (Call 09/15/30)	53	50,012
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	67	67,060
Eversource Energy, Series R, 1.65%, 08/15/30 (Call 05/15/30)	165	155,052
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	155	174,017
Interstate Power & Light Co., 2.30%, 06/01/30 (Call 03/01/30)	102	101,654
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)(b)	50	55,393
National Rural Utilities Cooperative Finance Corp., 2.40%, 03/15/30 (Call 12/15/29)	45	45,459
Nevada Power Co., Series DD, 2.40%, 05/01/30 (Call 02/01/30)	53	53,495
NextEra Energy Capital Holdings Inc., 2.25%, 06/01/30 (Call 03/01/30)	380	376,192
NSTAR Electric Co., 3.95%, 04/01/30 (Call 01/01/30)	27	30,701
Ohio Power Co., Series P, 2.60%, 04/01/30 (Call 01/01/30)	52	53,550
Oklahoma Gas & Electric Co. 3.25%, 04/01/30 (Call 10/01/29)	135	145,060
3.30%, 03/15/30 (Call 09/15/29)	36	38,820
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/30 (Call 02/15/30)(a)	75	79,055
Pacific Gas & Electric Co., 4.55%, 07/01/30 (Call 01/01/30)	498	535,370
PacifiCorp, 2.70%, 09/15/30 (Call 06/15/30)	72	74,458
PPL Capital Funding Inc., 4.13%, 04/15/30 (Call 01/15/30)	227	257,150
Public Service Electric & Gas Co., 2.45%, 01/15/30 (Call 10/15/29)	60	61,559
Public Service Enterprise Group Inc., 1.60%, 08/15/30 (Call 05/15/30)	187	174,043
Puget Energy Inc., 4.10%, 06/15/30 (Call 03/15/30)	130	143,027
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	132	125,950
Southern California Edison Co., 2.25%, 06/01/30 (Call 03/01/30)	130	126,885

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2030 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Southern Co. (The), Series A, 3.70%, 04/30/30 (Call 01/30/30)	$260	$283,938
Tucson Electric Power Co., 1.50%, 08/01/30 (Call 05/01/30)	55	51,499
Union Electric Co., 2.95%, 03/15/30 (Call 12/15/29)	67	70,804
WEC Energy Group Inc., 1.80%, 10/15/30 (Call 07/15/30)	97	91,418
Xcel Energy Inc., 3.40%, 06/01/30 (Call 12/01/29)	109	117,815

		5,900,594

Electrical Components & Equipment — 0.2%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	90	87,610
Emerson Electric Co., 1.95%, 10/15/30 (Call 07/15/30)	100	98,743

		186,353

Electronics — 1.1%
Agilent Technologies Inc., 2.10%, 06/04/30 (Call 03/04/30)	120	116,881
Amphenol Corp., 2.80%, 02/15/30 (Call 11/15/29)	160	165,630
Flex Ltd., 4.88%, 05/12/30 (Call 02/12/30)	155	178,648
FLIR Systems Inc., 2.50%, 08/01/30 (Call 05/01/30)	105	104,345
Honeywell International Inc., 1.95%, 06/01/30 (Call 03/01/30)(a)	193	191,844
Jabil Inc., 3.60%, 01/15/30 (Call 10/15/29)	145	156,374

		913,722

Environmental Control — 0.3%
Republic Services Inc., 2.30%, 03/01/30 (Call 12/01/29)	182	181,459
Waste Connections Inc., 2.60%, 02/01/30 (Call 11/01/29)	35	35,722

		217,181

Food — 2.6%
Campbell Soup Co., 2.38%, 04/24/30 (Call 01/24/30)	150	149,125
Conagra Brands Inc., 8.25%, 09/15/30	55	79,680
General Mills Inc., 2.88%, 04/15/30 (Call 01/15/30)	225	233,561
Hershey Co. (The), 1.70%, 06/01/30 (Call 03/01/30)	125	121,119
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	80	77,461
Ingredion Inc., 2.90%, 06/01/30 (Call 03/01/30)(a)	158	163,483
JM Smucker Co. (The), 2.38%, 03/15/30 (Call 12/15/29)	170	168,902
Kellogg Co., 2.10%, 06/01/30 (Call 03/01/30)	117	114,379
Kroger Co. (The), 2.20%, 05/01/30 (Call 02/01/30)	121	119,619
McCormick & Co. Inc./MD, 2.50%, 04/15/30 (Call 01/15/30)	115	116,072
Mondelez International Inc., 2.75%, 04/13/30 (Call 01/13/30)	302	311,824
Sysco Corp. 2.40%, 02/15/30 (Call 11/15/29)	50	50,056
5.95%, 04/01/30 (Call 01/01/30)	345	434,814

		2,140,095

Forest Products & Paper — 0.2%
Suzano Austria GmbH, 5.00%, 01/15/30 (Call 10/15/29)	120	132,529

Gas — 0.8%
CenterPoint Energy Resources Corp., 1.75%, 10/01/30 (Call 07/01/30)	62	58,021
NiSource Inc., 3.60%, 05/01/30 (Call 02/01/30)	257	280,826
ONE Gas Inc., 2.00%, 05/15/30 (Call 02/15/30)	57	55,003
Southern California Gas Co., Series XX, 2.55%, 02/01/30 (Call 11/01/29)	141	144,165
Southwest Gas Corp., 2.20%, 06/15/30 (Call 03/15/30)(a)	127	125,123

		663,138

Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 2.30%, 03/15/30 (Call 12/15/29)	110	111,490

Health Care - Products — 1.8%
Abbott Laboratories, 1.40%, 06/30/30 (Call 03/30/30)(a)	130	122,716
Baxter International Inc., 3.95%, 04/01/30 (Call 01/10/30)(b)	82	92,678
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)	285	288,922
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	160	168,384
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)(a)	180	171,799

Security	Par (000)	Value

Health Care - Products (continued)
Stryker Corp., 1.95%, 06/15/30 (Call 03/15/30)	$177	$171,607
Thermo Fisher Scientific Inc., 4.50%, 03/25/30 (Call 12/25/29)	234	274,147
Zimmer Biomet Holdings Inc., 3.55%, 03/20/30 (Call 12/20/29)	185	199,989

		1,490,242

Health Care - Services — 2.0%
Advocate Health & Hospitals Corp., Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	5	4,996
Anthem Inc., 2.25%, 05/15/30 (Call 02/15/30)	294	289,904
Banner Health, 2.34%, 01/01/30 (Call 10/01/29)	85	85,434
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	28	26,912
Bon Secours Mercy Health Inc., 3.46%, 06/01/30 (Call 12/01/29)	45	48,771
CommonSpirit Health, 2.78%, 10/01/30 (Call 04/01/30)(a)	152	155,095
Humana Inc., 4.88%, 04/01/30 (Call 01/01/30)	131	155,188
Quest Diagnostics Inc., 2.95%, 06/30/30 (Call 03/30/30)	130	135,091
Stanford Health Care, Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	82	89,824
Sutter Health, Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	130	128,806
UnitedHealth Group Inc., 2.00%, 05/15/30(a)	327	323,096
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)(b)	200	195,432

		1,638,549

Home Builders — 0.2%
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	150	156,013

Household Products & Wares — 0.5%
Avery Dennison Corp., 2.65%, 04/30/30 (Call 01/30/30)	105	106,647
Clorox Co. (The), 1.80%, 05/15/30 (Call 02/15/30)	100	96,611
Kimberly-Clark Corp., 3.10%, 03/26/30 (Call 12/26/29)	197	213,826

		417,084

Insurance — 4.8%
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)	232	256,573
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	35	38,103
Allstate Corp. (The), 1.45%, 12/15/30 (Call 09/15/30)	124	115,944
American Financial Group Inc./OH, 5.25%, 04/02/30 (Call 01/02/30)	50	60,555
American International Group Inc., 3.40%, 06/30/30 (Call 03/30/30)	380	406,281
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	235	242,478
Assurant Inc., 3.70%, 02/22/30 (Call 11/22/29)	150	160,834
Athene Holding Ltd., 6.15%, 04/03/30 (Call 01/03/30)	80	99,143
AXA SA, 8.60%, 12/15/30	85	129,591
Berkshire Hathaway Finance Corp. 1.45%, 10/15/30 (Call 07/15/30)	100	95,312
1.85%, 03/12/30 (Call 12/12/29)	170	168,229
Brighthouse Financial Inc., 5.63%, 05/15/30 (Call 02/15/30)	125	149,176
CNA Financial Corp., 2.05%, 08/15/30 (Call 05/15/30)	55	52,759
Fairfax Financial Holdings Ltd., 4.63%, 04/29/30 (Call 01/29/30)	180	199,256
Fidelity National Financial Inc., 3.40%, 06/15/30 (Call 03/15/30)(a)	100	105,865
First American Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	115	125,179
Globe Life Inc., 2.15%, 08/15/30 (Call 05/15/30)	87	84,683
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30 (Call 06/01/30)	52	51,437
Kemper Corp., 2.40%, 09/30/30 (Call 06/30/30)	10	9,703
Lincoln National Corp., 3.05%, 01/15/30 (Call 10/15/29)	59	61,802
Loews Corp., 3.20%, 05/15/30 (Call 02/15/30)	126	134,436

80	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2030 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Marsh & McLennan Companies Inc., 2.25%, 11/15/30 (Call 08/15/30)	$266	$264,470
MetLife Inc., 4.55%, 03/23/30 (Call 12/23/29)	239	280,863
Principal Financial Group Inc., 2.13%, 06/15/30 (Call 03/12/30)	144	140,999
Progressive Corp. (The), 3.20%, 03/26/30 (Call 12/26/29)	80	86,936
Prudential Financial Inc., 2.10%, 03/10/30 (Call 12/10/29)	82	82,248
Prudential PLC, 3.13%, 04/14/30	120	127,715
Reinsurance Group of America Inc., 3.15%, 06/15/30 (Call 03/15/30)	175	183,045

		3,913,615

Internet — 2.2%
Alphabet Inc., 1.10%, 08/15/30 (Call 05/15/30)(a)	247	229,493
Amazon.com Inc., 1.50%, 06/03/30 (Call 03/03/30)	358	344,818
Baidu Inc., 3.43%, 04/07/30 (Call 01/07/30)	130	137,201
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	300	351,507
eBay Inc., 2.70%, 03/11/30 (Call 12/11/29)	142	144,437
Expedia Group Inc., 3.25%, 02/15/30 (Call 11/15/29)	232	235,902
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)(a)	120	125,047
Tencent Music Entertainment Group, 2.00%, 09/03/30 (Call 06/03/30)(a)	100	93,980
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)	150	150,094

		1,812,479

Iron & Steel — 0.8%
Nucor Corp., 2.70%, 06/01/30 (Call 03/01/30)	97	99,844
Reliance Steel & Aluminum Co., 2.15%, 08/15/30 (Call 05/15/30)	75	72,712
Steel Dynamics Inc., 3.45%, 04/15/30 (Call 01/15/30)	119	128,009
Vale Overseas Ltd., 3.75%, 07/08/30 (Call 04/08/30)	300	315,279

		615,844

Lodging — 0.5%
Hyatt Hotels Corp., 5.75%, 04/23/30 (Call 01/23/30)	107	126,612
Marriott International Inc./MD, Series FF, 4.63%, 06/15/30 (Call 03/15/30)	235	263,769

		390,381

Machinery — 1.3%
Caterpillar Inc., 2.60%, 04/09/30 (Call 01/09/30)	209	217,799
Deere & Co., 3.10%, 04/15/30 (Call 01/15/30)	148	160,431
Flowserve Corp., 3.50%, 10/01/30 (Call 07/01/30)	165	170,637
IDEX Corp., 3.00%, 05/01/30 (Call 02/01/30)	130	134,863
John Deere Capital Corp., 2.45%, 01/09/30	17	17,552
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	341	347,165

		1,048,447

Manufacturing — 1.0%
3M Co., 3.05%, 04/15/30 (Call 01/15/30)	112	120,683
Carlisle Companies Inc., 2.75%, 03/01/30 (Call 12/01/29)	205	209,817
General Electric Co., 3.63%, 05/01/30 (Call 02/01/30)(a)	380	413,045
Textron Inc., 3.00%, 06/01/30 (Call 03/01/30)	80	83,005

		826,550

Media — 2.4%
Comcast Corp. 2.65%, 02/01/30 (Call 11/01/29)	251	258,876
3.40%, 04/01/30 (Call 01/01/30)	314	342,040
4.25%, 10/15/30 (Call 07/15/30)	349	405,126
Discovery Communications LLC, 3.63%, 05/15/30 (Call 02/15/30)	265	283,855
Fox Corp., 3.50%, 04/08/30 (Call 01/08/30)	185	198,694
ViacomCBS Inc., 7.88%, 07/30/30	115	161,052

Security	Par (000)	Value

Media (continued)
Walt Disney Co. (The), 3.80%, 03/22/30(a)	$263	$294,442

		1,944,085

Mining — 0.3%
Newmont Corp., 2.25%, 10/01/30 (Call 07/01/30)	187	183,391
Teck Resources Ltd., 3.90%, 07/15/30 (Call 04/15/30)(a)	60	63,740

		247,131

Oil & Gas — 4.1%
BP Capital Markets America Inc. 1.75%, 08/10/30 (Call 05/10/30)(a)	200	190,270
3.63%, 04/06/30 (Call 01/06/30)	327	360,115
Canadian Natural Resources Ltd., 2.95%, 07/15/30 (Call 04/15/30)	160	161,835
Chevron Corp., 2.24%, 05/11/30 (Call 02/11/30)	261	262,511
EOG Resources Inc., 4.38%, 04/15/30 (Call 01/15/30)	195	225,469
Exxon Mobil Corp. 2.61%, 10/15/30 (Call 07/15/30)	369	377,805
3.48%, 03/19/30 (Call 12/19/29)	364	398,529
HollyFrontier Corp., 4.50%, 10/01/30 (Call 07/01/30)	122	126,802
Phillips 66, 2.15%, 12/15/30 (Call 09/15/30)	245	233,233
Pioneer Natural Resources Co., 1.90%, 08/15/30 (Call 05/15/30)	295	275,689
Shell International Finance BV, 2.75%, 04/06/30 (Call 01/06/30)(a)	335	348,832
Tosco Corp., 8.13%, 02/15/30	30	42,657
Total Capital International SA, 2.83%, 01/10/30 (Call 10/10/29)(a)	255	268,135
WPX Energy Inc., 4.50%, 01/15/30 (Call 01/15/25)	67	72,130

		3,344,012

Oil & Gas Services — 0.7%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 4.49%, 05/01/30 (Call 02/01/30)	80	92,178
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)	199	199,686
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)(a)	230	234,223

		526,087

Packaging & Containers — 0.3%
Amcor Flexibles North America Inc., 2.63%, 06/19/30 (Call 03/19/30)	85	85,867
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)	95	99,642
WestRock MWV LLC, 8.20%, 01/15/30(a)	55	76,313

		261,822

Pharmaceuticals — 4.8%
AmerisourceBergen Corp., 2.80%, 05/15/30 (Call 02/15/30)	125	128,784
AstraZeneca PLC, 1.38%, 08/06/30 (Call 05/06/30)	265	243,914
Becton Dickinson and Co., 2.82%, 05/20/30 (Call 02/20/30)	170	175,501
Bristol-Myers Squibb Co., 1.45%, 11/13/30 (Call 08/13/30)(a)	255	240,238
Cigna Corp., 2.40%, 03/15/30 (Call 12/15/29)	297	297,143
CVS Health Corp. 1.75%, 08/21/30 (Call 05/21/30)	240	225,941
3.75%, 04/01/30 (Call 01/01/30)	360	395,417
Johnson & Johnson, 1.30%, 09/01/30 (Call 06/01/30)(a)	137	129,662
Merck & Co. Inc., 1.45%, 06/24/30 (Call 03/24/30)	200	190,196
Novartis Capital Corp., 2.20%, 08/14/30 (Call 05/14/30)	310	314,873
Perrigo Finance Unlimited Co., 3.15%, 06/15/30 (Call 03/15/30)(a)	205	203,741
Pfizer Inc. 1.70%, 05/28/30 (Call 02/28/30)	164	159,321
2.63%, 04/01/30 (Call 01/01/30)(a)	243	254,287

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2030 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30 (Call 12/31/29)	$412	$399,006
Viatris Inc., 2.70%, 06/22/30 (Call 03/22/30)(b)	338	334,005
Zoetis Inc., 2.00%, 05/15/30 (Call 02/15/30)	205	198,928

		3,890,957

Pipelines — 2.8%
Energy Transfer LP, 3.75%, 05/15/30 (Call 02/15/30)	350	364,157
Enterprise Products Operating LLC, 2.80%, 01/31/30 (Call 10/31/29)(a)	242	249,657
Magellan Midstream Partners LP, 3.25%, 06/01/30 (Call 03/01/30)	112	118,845
MPLX LP, 2.65%, 08/15/30 (Call 05/15/30)	293	289,203
ONEOK Inc., 3.10%, 03/15/30 (Call 12/15/29)(a)	121	122,858
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 09/15/30 (Call 06/15/30)	95	97,820
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30 (Call 11/15/29)	325	366,311
TransCanada PipeLines Ltd., 4.10%, 04/15/30 (Call 01/15/30)(a)	240	269,350
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30 (Call 02/15/30)	175	184,975
Williams Companies Inc. (The), 3.50%, 11/15/30 (Call 08/15/30)	195	208,621

		2,271,797

Real Estate Investment Trusts — 6.9%
Agree LP, 2.90%, 10/01/30 (Call 07/01/30)	50	51,326
Alexandria Real Estate Equities Inc. 4.70%, 07/01/30 (Call 04/01/30)	105	122,954
4.90%, 12/15/30 (Call 09/15/30)	150	180,418
American Campus Communities Operating Partnership LP, 2.85%, 02/01/30 (Call 11/01/29)	55	55,816
American Tower Corp. 1.88%, 10/15/30 (Call 07/15/30)	109	103,111
2.10%, 06/15/30 (Call 03/15/30)	151	145,393
2.90%, 01/15/30 (Call 10/15/29)	255	262,706
AvalonBay Communities Inc., 2.30%, 03/01/30 (Call 12/01/29)(a)	139	138,910
Boston Properties LP, 2.90%, 03/15/30 (Call 12/15/29)	173	176,206
Brixmor Operating Partnership LP, 4.05%, 07/01/30 (Call 04/01/30)	205	225,221
Camden Property Trust, 2.80%, 05/15/30 (Call 02/15/30)	109	112,798
Crown Castle International Corp., 3.30%, 07/01/30 (Call 04/01/30)	220	233,090
CubeSmart LP, 3.00%, 02/15/30 (Call 11/15/29)	82	84,242
CyrusOne LP/CyrusOne Finance Corp., 2.15%, 11/01/30 (Call 08/01/30)	135	126,494
Duke Realty LP, 1.75%, 07/01/30 (Call 04/01/30)	164	154,950
Equinix Inc., 2.15%, 07/15/30 (Call 04/15/30)	252	242,502
ERP Operating LP, 2.50%, 02/15/30 (Call 11/15/29)(a)	118	119,766
Essex Portfolio LP, 3.00%, 01/15/30 (Call 10/15/29)	115	119,009
Federal Realty Investment Trust, 3.50%, 06/01/30 (Call 03/01/30)(a)	100	106,890
GLP Capital LP/GLP Financing II Inc., 4.00%, 01/15/30 (Call 10/17/29)	141	149,405
Healthcare Realty Trust Inc., 2.40%, 03/15/30 (Call 09/15/29)	62	61,429
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	51	53,270
Healthpeak Properties Inc., 3.00%, 01/15/30 (Call 10/15/29)	176	183,894
Highwoods Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	120	123,560
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30 (Call 06/15/30)	55	56,625
Hudson Pacific Properties LP, 3.25%, 01/15/30 (Call 10/15/29)	37	37,928

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Kilroy Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	$85	$87,105
Kimco Realty Corp., 2.70%, 10/01/30 (Call 07/01/30)	68	68,772
Lexington Realty Trust, 2.70%, 09/15/30 (Call 06/15/30)(a)	80	79,774
Life Storage LP, 2.20%, 10/15/30 (Call 07/15/30)	165	159,192
Mid-America Apartments LP, 2.75%, 03/15/30 (Call 12/15/29)	55	56,360
National Retail Properties Inc., 2.50%, 04/15/30 (Call 01/15/30)	60	59,969
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	25	24,725
Prologis LP 1.25%, 10/15/30 (Call 07/15/30)(a)	155	142,704
2.25%, 04/15/30 (Call 01/15/30)	236	236,323
Regency Centers LP, 3.70%, 06/15/30 (Call 03/15/30)(a)	115	125,694
Retail Properties of America Inc., 4.75%, 09/15/30 (Call 06/15/30)	57	61,667
Rexford Industrial Realty LP, 2.13%, 12/01/30 (Call 09/01/30)	110	104,642
Simon Property Group LP, 2.65%, 07/15/30 (Call 04/15/30)	221	223,824
Spirit Realty LP, 3.40%, 01/15/30 (Call 10/15/29)	55	57,667
STORE Capital Corp., 2.75%, 11/18/30 (Call 08/18/30)	90	89,626
UDR Inc., 3.20%, 01/15/30 (Call 10/15/29)	77	81,839
Ventas Realty LP 3.00%, 01/15/30 (Call 10/15/29)	125	129,401
4.75%, 11/15/30 (Call 08/15/30)(a)	40	47,034
Welltower Inc., 3.10%, 01/15/30 (Call 10/15/29)	102	106,627
Weyerhaeuser Co., 4.00%, 04/15/30 (Call 01/15/30)	220	246,503

		5,617,361

Retail — 4.4%
Advance Auto Parts Inc., 3.90%, 04/15/30 (Call 01/15/30)	169	185,067
AutoNation Inc., 4.75%, 06/01/30 (Call 03/01/30)	113	131,875
AutoZone Inc., 4.00%, 04/15/30 (Call 01/15/30)	173	193,329
Best Buy Co. Inc., 1.95%, 10/01/30 (Call 07/01/30)	140	133,472
Costco Wholesale Corp., 1.60%, 04/20/30 (Call 01/20/30)	269	260,136
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	247	266,879
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)	170	159,593
Home Depot Inc. (The), 2.70%, 04/15/30 (Call 01/15/30)	361	378,920
Lowe’s Companies Inc. 1.70%, 10/15/30 (Call 07/15/30)	195	183,208
4.50%, 04/15/30 (Call 01/15/30)	278	323,267
McDonald’s Corp. 2.13%, 03/01/30 (Call 12/01/29)	74	73,285
3.60%, 07/01/30 (Call 04/01/30)	200	220,552
Nordstrom Inc., 4.38%, 04/01/30 (Call 01/01/30)	35	35,761
O’Reilly Automotive Inc., 4.20%, 04/01/30 (Call 01/01/30)	120	136,216
Starbucks Corp. 2.25%, 03/12/30 (Call 12/12/29)	101	100,289
2.55%, 11/15/30 (Call 08/15/30)(a)	270	273,156
Target Corp. 2.35%, 02/15/30 (Call 11/15/29)	61	62,545
2.65%, 09/15/30 (Call 06/15/30)	82	85,838
TJX Companies Inc. (The), 3.88%, 04/15/30 (Call 01/15/30)	58	65,288
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	147	137,358
Walgreens Boots Alliance Inc., 3.20%, 04/15/30 (Call 01/15/30)	65	68,567
Walmart Inc., 7.55%, 02/15/30	82	119,166

		3,593,767

Semiconductors — 3.9%
Applied Materials Inc., 1.75%, 06/01/30 (Call 03/01/30)	142	137,943
Broadcom Inc. 4.15%, 11/15/30 (Call 08/15/30)	570	622,822
5.00%, 04/15/30 (Call 01/15/30)	390	448,882
Intel Corp., 3.90%, 03/25/30 (Call 12/25/29)	327	372,430

82	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2030 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Lam Research Corp., 1.90%, 06/15/30 (Call 03/15/30)	$182	$178,349
Micron Technology Inc., 4.66%, 02/15/30 (Call 11/15/29)	197	226,704
NVIDIA Corp., 2.85%, 04/01/30 (Call 01/01/30)	284	301,179
NXP BV/NXP Funding LLC/NXP USA Inc., 3.40%, 05/01/30 (Call 02/01/30)(b)	289	308,733
QUALCOMM Inc., 2.15%, 05/20/30 (Call 02/20/30)	222	222,542
Texas Instruments Inc., 1.75%, 05/04/30 (Call 02/04/30)	183	177,660
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	130	128,774

		3,126,018

Shipbuilding — 0.3%
Huntington Ingalls Industries Inc., 4.20%, 05/01/30 (Call 02/01/30)	185	208,277

Software — 2.8%
Activision Blizzard Inc., 1.35%, 09/15/30 (Call 06/15/30)	64	58,536
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	188	191,305
Autodesk Inc., 2.85%, 01/15/30 (Call 10/15/29)	122	127,268
Citrix Systems Inc., 3.30%, 03/01/30 (Call 12/01/29)	182	190,148
Fiserv Inc., 2.65%, 06/01/30 (Call 03/01/30)(a)	247	251,367
Intuit Inc., 1.65%, 07/15/30 (Call 04/15/30)	97	93,268
Oracle Corp. 2.95%, 04/01/30 (Call 01/01/30)	457	472,291
3.25%, 05/15/30 (Call 02/15/30)	125	132,295
Roper Technologies Inc., 2.00%, 06/30/30 (Call 03/30/30)	180	173,284
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	345	315,109
VMware Inc., 4.70%, 05/15/30 (Call 02/15/30)	198	230,745

		2,235,616

Telecommunications — 7.0%
America Movil SAB de CV, 2.88%, 05/07/30 (Call 02/07/30)	219	226,492
AT&T Inc., 4.30%, 02/15/30 (Call 11/15/29)	525	591,869
British Telecommunications PLC, 9.63%, 12/15/30	405	632,432
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	690	1,028,065
Juniper Networks Inc., 2.00%, 12/10/30 (Call 09/10/30)	75	70,075
Koninklijke KPN NV, 8.38%, 10/01/30	104	143,196
Motorola Solutions Inc., 2.30%, 11/15/30 (Call 08/15/30)	175	169,052
Telefonica Europe BV, 8.25%, 09/15/30	290	414,897
T-Mobile USA Inc., 3.88%, 04/15/30 (Call 01/15/30)(b)	1,327	1,448,062
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)	146	135,944
1.68%, 10/30/30 (Call 07/30/30)(b)	144	134,793
3.15%, 03/22/30 (Call 12/22/29)	331	350,373
7.75%, 12/01/30	75	107,762
Vodafone Group PLC, 7.88%, 02/15/30	175	247,425

		5,700,437

Security	Par/ Shares (000)	Value

Textiles — 0.1%
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)	$35	$37,910

Transportation — 1.0%
Canadian Pacific Railway Co., 2.05%, 03/05/30 (Call 12/05/29)	142	137,939
CSX Corp., 2.40%, 02/15/30 (Call 11/15/29)	156	158,094
FedEx Corp., 4.25%, 05/15/30 (Call 02/15/30)(a)	190	217,483
Union Pacific Corp., 2.40%, 02/05/30 (Call 11/05/29)	162	164,662
United Parcel Service Inc., 4.45%, 04/01/30 (Call 01/01/30)(a)	103	121,966

		800,144

Trucking & Leasing — 0.2%
GATX Corp., 4.00%, 06/30/30 (Call 03/30/30)	175	194,724

Water — 0.2%
American Water Capital Corp., 2.80%, 05/01/30 (Call 02/01/30)	107	111,750
Essential Utilities Inc., 2.70%, 04/15/30 (Call 01/15/30)	80	81,656

		193,406

Total Corporate Bonds & Notes — 99.0% (Cost: $82,631,988)		80,180,014

Short-Term Investments

Money Market Funds — 10.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	8,103	8,107,409
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	320	320,000

		8,427,409

Total Short-Term Investments — 10.4% (Cost: $8,427,963)		8,427,409

Total Investments in Securities — 109.4% (Cost: $91,059,951)		88,607,423

Other Assets, Less Liabilities — (9.4)%		(7,595,841)

Net Assets — 100.0%		$81,011,582

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$8,108,110	(a)	$—	$(147)	$(554)	$8,107,409	8,103	$4,482	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	160,000	160,000	(a)	—	—	—	320,000	320	27		—

					$(147)	$(554)	$8,427,409		$4,509		$—

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2030 Term Corporate ETF

Affiliates (continued)

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$80,180,014	$—	$80,180,014
Money Market Funds	8,427,409	—	—	8,427,409

	$8,427,409	$80,180,014	$—	$88,607,423

See notes to financial statements.

84	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

April 30, 2021

	iShares iBonds Dec 2021 Term Corporate ETF	iShares iBonds Dec 2022 Term Corporate ETF	iShares iBonds Dec 2023 Term Corporate ETF	iShares iBonds Dec 2024 Term Corporate ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,169,760,709	$1,542,793,702	$1,512,872,090	$1,270,116,475
Affiliated(c)	403,338,391	126,833,288	98,239,637	87,141,628
Cash	4,097,053	847	1,187	40,686
Receivables:
Investments sold	1,224,869	15,588	131,905	—
Securities lending income — Affiliated	12,889	12,771	8,516	8,916
Capital shares sold	—	222,279	370,547	—
Dividends	3,579	329	430	239
Interest	10,390,065	12,358,253	11,856,081	10,209,865

Total assets	1,588,827,555	1,682,237,057	1,623,480,393	1,367,517,809

LIABILITIES
Collateral on securities loaned, at value	80,293,813	92,579,246	67,371,099	63,382,613
Payables:
Investments purchased	81,468,391	14,944,941	8,948,744	10,764,654
Investment advisory fees	96,092	125,811	122,504	103,586

Total liabilities	161,858,296	107,649,998	76,442,347	74,250,853

NET ASSETS	$1,426,969,259	$1,574,587,059	$1,547,038,046	$1,293,266,956

NET ASSETS CONSIST OF:
Paid-in capital	$1,421,449,467	$1,547,444,087	$1,500,451,382	$1,248,994,366
Accumulated earnings	5,519,792	27,142,972	46,586,664	44,272,590

NET ASSETS	$1,426,969,259	$1,574,587,059	$1,547,038,046	$1,293,266,956

Shares outstanding	57,500,000	61,900,000	59,250,000	49,000,000

Net asset value	$24.82	$25.44	$26.11	$26.39

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$76,824,324	$90,008,612	$65,474,215	$61,481,059
(b) Investments, at cost — Unaffiliated	$1,166,580,259	$1,520,234,799	$1,470,748,217	$1,224,251,677
(c) Investments, at cost — Affiliated	$403,294,559	$126,809,725	$98,214,583	$87,127,507

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	85

Statements of Assets and Liabilities (unaudited) (continued)

April 30, 2021

	iShares iBonds Dec 2025 Term Corporate ETF	iShares iBonds Dec 2026 Term Corporate ETF	iShares iBonds Dec 2027 Term Corporate ETF	iShares iBonds Dec 2028 Term Corporate ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,068,420,831	$664,724,928	$436,733,106	$245,068,053
Affiliated(c)	72,607,353	44,374,952	40,194,969	17,098,027
Cash	13,648	4,619	2,376	1,433
Receivables:
Investments sold	—	—	166,109	—
Securities lending income — Affiliated	9,631	5,779	4,310	2,246
Capital shares sold	209,442	122,500	39,156	—
Dividends	75	37	26	9
Interest	8,794,832	5,014,996	3,544,659	2,137,391

Total assets	1,150,055,812	714,247,811	480,684,711	264,307,159

LIABILITIES
Collateral on securities loaned, at value	63,593,151	40,085,770	37,689,784	16,178,534
Payables:
Investments purchased	5,912,195	926,344	645,057	386,447
Investment advisory fees	86,016	53,257	35,476	19,772

Total liabilities	69,591,362	41,065,371	38,370,317	16,584,753

NET ASSETS	$1,080,464,450	$673,182,440	$442,314,394	$247,722,406

NET ASSETS CONSIST OF:
Paid-in capital	$1,041,862,129	$646,196,999	$428,442,933	$239,222,630
Accumulated earnings	38,602,321	26,985,441	13,871,461	8,499,776

NET ASSETS	$1,080,464,450	$673,182,440	$442,314,394	$247,722,406

Shares outstanding	40,100,000	25,400,000	16,450,000	8,700,000

Net asset value	$26.94	$26.50	$26.89	$28.47

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$61,737,456	$39,014,160	$36,588,194	$15,679,196
(b) Investments, at cost — Unaffiliated	$1,032,414,957	$636,805,404	$423,088,112	$236,918,292
(c) Investments, at cost — Affiliated	$72,591,078	$44,366,923	$40,188,837	$17,094,262

See notes to financial statements.

86	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

April 30, 2021

	iShares iBonds Dec 2029 Term Corporate ETF	iShares iBonds Dec 2030 Term Corporate ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$105,463,470	$80,180,014
Affiliated(c)	9,430,081	8,427,409
Cash	2,230	2,062
Receivables:
Investments sold	—	66,200
Securities lending income — Affiliated	1,272	1,023
Capital shares sold	134,883	—
Dividends	4	3
Interest	862,834	612,620

Total assets	115,894,774	89,289,331

LIABILITIES
Collateral on securities loaned, at value	9,151,542	8,108,110
Payables:
Investments purchased	134,883	163,431
Investment advisory fees	8,070	6,208

Total liabilities	9,294,495	8,277,749

NET ASSETS	$106,600,279	$81,011,582

NET ASSETS CONSIST OF:
Paid-in capital	$105,815,511	$83,374,459
Accumulated earnings (loss)	784,768	(2,362,877)

NET ASSETS	$106,600,279	$81,011,582

Shares outstanding	4,050,000	3,250,000

Net asset value	$26.32	$24.93

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$8,891,788	$7,883,970
(b) Investments, at cost — Unaffiliated	$104,403,401	$82,631,988
(c) Investments, at cost — Affiliated	$9,428,874	$8,427,963

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	87

Statements of Operations (unaudited)

Six Months Ended April 30, 2021

	iShares iBonds Dec 2021 Term Corporate ETF	iShares iBonds Dec 2022 Term Corporate ETF	iShares iBonds Dec 2023 Term Corporate ETF	iShares iBonds Dec 2024 Term Corporate ETF

INVESTMENT INCOME
Dividends — Affiliated	$28,719	$5,495	$2,872	$1,671
Interest — Unaffiliated	12,670,513	14,230,697	14,805,564	12,583,286
Securities lending income — Affiliated — net	89,042	62,739	61,975	57,215

Total investment income	12,788,274	14,298,931	14,870,411	12,642,172

EXPENSES
Investment advisory fees	746,088	729,730	705,907	587,356
Miscellaneous	173	173	173	173

Total expenses	746,261	729,903	706,080	587,529

Less:
Investment advisory fees waived	(76,830)	(12,293)	(8,484)	(4,816)

Total expenses after fees waived	669,431	717,610	697,596	582,713

Net investment income	12,118,843	13,581,321	14,172,815	12,059,459

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	860,158	2,648,991	3,293,044	2,449,874
Investments — Affiliated	(9,861)	(3,755)	(5,044)	(3,091)
In-kind redemptions — Unaffiliated	605,739	1,546,933	745,520	994,383

Net realized gain	1,456,036	4,192,169	4,033,520	3,441,166

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(11,027,305)	(12,073,866)	(8,154,931)	(2,891,571)
Investments — Affiliated	(5,944)	(8,882)	(5,814)	(7,205)

Net change in unrealized appreciation (depreciation)	(11,033,249)	(12,082,748)	(8,160,745)	(2,898,776)

Net realized and unrealized gain (loss)	(9,577,213)	(7,890,579)	(4,127,225)	542,390

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,541,630	$5,690,742	$10,045,590	$12,601,849

See notes to financial statements.

88	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended April 30, 2021

	iShares iBonds Dec 2025 Term Corporate ETF	iShares iBonds Dec 2026 Term Corporate ETF	iShares iBonds Dec 2027 Term Corporate ETF	iShares iBonds Dec 2028 Term Corporate ETF

INVESTMENT INCOME
Dividends — Affiliated	$571	$285	$266	$152
Interest — Unaffiliated	10,334,203	7,319,989	4,912,094	2,965,332
Securities lending income — Affiliated — net	49,703	30,715	37,849	13,973

Total investment income	10,384,477	7,350,989	4,950,209	2,979,457

EXPENSES
Investment advisory fees	482,740	303,377	206,780	111,127
Miscellaneous	173	173	173	173

Total expenses	482,913	303,550	206,953	111,300

Less:
Investment advisory fees waived	(1,453)	(907)	(477)	(337)

Total expenses after fees waived	481,460	302,643	206,476	110,963

Net investment income	9,903,017	7,048,346	4,743,733	2,868,494

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	618,995	420,675	150,022	243,679
Investments — Affiliated	(4,171)	(1,425)	(848)	(714)
In-kind redemptions — Unaffiliated	562,324	745,086	1,638,896	949,359

Net realized gain	1,177,148	1,164,336	1,788,070	1,192,324

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(5,581,073)	(7,170,396)	(4,769,720)	(5,011,279)
Investments — Affiliated	(4,718)	(3,961)	(4,053)	(1,722)

Net change in unrealized appreciation (depreciation)	(5,585,791)	(7,174,357)	(4,773,773)	(5,013,001)

Net realized and unrealized loss	(4,408,643)	(6,010,021)	(2,985,703)	(3,820,677)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,494,374	$1,038,325	$1,758,030	$(952,183)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	89

Statements of Operations (unaudited) (continued)

Six Months Ended April 30, 2021

	iShares iBonds Dec 2029 Term Corporate ETF	iShares iBonds Dec 2030 Term Corporate ETF

INVESTMENT INCOME
Dividends — Affiliated	$68	$27
Interest — Unaffiliated	1,093,366	608,023
Securities lending income — Affiliated — net	8,016	4,482

Total investment income	1,101,450	612,532

EXPENSES
Investment advisory fees	45,037	29,383

Total expenses	45,037	29,383

Less:
Investment advisory fees waived	(184)	(65)

Total expenses after fees waived	44,853	29,318

Net investment income	1,056,597	583,214

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	68,526	(34,832)
Investments — Affiliated	(316)	(147)

Net realized gain (loss)	68,210	(34,979)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(2,004,464)	(2,255,019)
Investments — Affiliated	(1,125)	(554)

Net change in unrealized appreciation (depreciation)	(2,005,589)	(2,255,573)

Net realized and unrealized loss	(1,937,379)	(2,290,552)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(880,782)	$(1,707,338)

See notes to financial statements.

90	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares iBonds Dec 2021 Term Corporate ETF		iShares iBonds Dec 2022 Term Corporate ETF

	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$12,118,843	$33,533,502	$13,581,321	$29,899,578
Net realized gain (loss)	1,456,036	1,551,343	4,192,169	(2,391,001)
Net change in unrealized appreciation (depreciation)	(11,033,249)	(1,497,892)	(12,082,748)	13,320,078

Net increase in net assets resulting from operations	2,541,630	33,586,953	5,690,742	40,828,655

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(13,943,065)	(34,261,734)	(13,995,112)	(30,855,586)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(114,353,132)	226,517,472	163,110,019	363,590,378

NET ASSETS
Total increase (decrease) in net assets	(125,754,567)	225,842,691	154,805,649	373,563,447
Beginning of period	1,552,723,826	1,326,881,135	1,419,781,410	1,046,217,963

End of period	$1,426,969,259	$1,552,723,826	$1,574,587,059	$1,419,781,410

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	91

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2023 Term Corporate ETF		iShares iBonds Dec 2024 Term Corporate ETF

	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$14,172,815	$28,080,137	$12,059,459	$22,602,570
Net realized gain (loss)	4,033,520	(1,541,592)	3,441,166	(4,938,493)
Net change in unrealized appreciation (depreciation)	(8,160,745)	23,506,278	(2,898,776)	23,553,462

Net increase in net assets resulting from operations	10,045,590	50,044,823	12,601,849	41,217,539

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(14,378,524)	(28,042,643)	(12,260,811)	(22,460,360)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	244,674,857	411,968,942	258,048,238	366,998,523

NET ASSETS
Total increase in net assets	240,341,923	433,971,122	258,389,276	385,755,702
Beginning of period	1,306,696,123	872,725,001	1,034,877,680	649,121,978

End of period	$1,547,038,046	$1,306,696,123	$1,293,266,956	$1,034,877,680

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

92	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2025 Term Corporate ETF		iShares iBonds Dec 2026 Term Corporate ETF

	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,903,017	$17,391,469	$7,048,346	$12,743,849
Net realized gain	1,177,148	5,174,815	1,164,336	1,915,043
Net change in unrealized appreciation (depreciation)	(5,585,791)	17,273,678	(7,174,357)	15,987,523

Net increase in net assets resulting from operations	5,494,374	39,839,962	1,038,325	30,646,415

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(10,433,245)	(17,297,629)	(7,006,313)	(12,659,390)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	240,038,571	314,290,032	127,292,255	165,406,607

NET ASSETS
Total increase in net assets	235,099,700	336,832,365	121,324,267	183,393,632
Beginning of period	845,364,750	508,532,385	551,858,173	368,464,541

End of period	$1,080,464,450	$845,364,750	$673,182,440	$551,858,173

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	93

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2027 Term Corporate ETF		iShares iBonds Dec 2028 Term Corporate ETF

	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,743,733	$8,532,011	$2,868,494	$4,608,513
Net realized gain (loss)	1,788,070	1,918,566	1,192,324	(1,267,926)
Net change in unrealized appreciation (depreciation)	(4,773,773)	6,379,390	(5,013,001)	6,740,580

Net increase (decrease) in net assets resulting from operations	1,758,030	16,829,967	(952,183)	10,081,167

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,710,883)	(8,498,317)	(2,834,483)	(4,439,800)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	107,762,600	78,837,393	44,835,850	88,594,385

NET ASSETS
Total increase in net assets	104,809,747	87,169,043	41,049,184	94,235,752
Beginning of period	337,504,647	250,335,604	206,673,222	112,437,470

End of period	$442,314,394	$337,504,647	$247,722,406	$206,673,222

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

94	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2029 Term Corporate ETF		iShares iBonds Dec 2030 Term Corporate ETF

	Six Months Ended 04/30/21 (unaudited )	Year Ended 10/31/20	Six Months Ended 04/30/21 (unaudited )	Period From 06/23/20 to 10/31/20 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,056,597	$1,474,411	$583,214	$189,508
Net realized gain (loss)	68,210	(177,931)	(34,979)	9,428
Net change in unrealized appreciation (depreciation)	(2,005,589)	2,863,599	(2,255,573)	(196,955)

Net increase (decrease) in net assets resulting from operations	(880,782)	4,160,079	(1,707,338)	1,981

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(1,035,531)	(1,375,539)	(507,474)	(150,046)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	23,860,117	63,999,981	47,442,964	35,931,495

NET ASSETS
Total increase in net assets	21,943,804	66,784,521	45,228,152	35,783,430
Beginning of period	84,656,475	17,871,954	35,783,430	—

End of period	$106,600,279	$84,656,475	$81,011,582	$35,783,430

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	95

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBonds Dec 2021 Term Corporate ETF

	Six Months Ended 04/30/21 (unaudited)		Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of period	$25.00		$24.99	$24.24	$24.95	$25.13	$24.51

Net investment income(a)	0.20		0.59	0.69	0.64	0.62	0.64
Net realized and unrealized gain (loss)(b)		(0.15)	0.03	0.73	(0.74)	(0.20)	0.61

Net increase (decrease) from investment operations	0.05		0.62	1.42	(0.10)	0.42	1.25

Distributions(c)
From net investment income		(0.22)	(0.61)	(0.67)	(0.61)	(0.60)	(0.63)
From net realized gain		(0.01)	—	—	—	—	—

Total distributions		(0.23)	(0.61)	(0.67)	(0.61)	(0.60)	(0.63)

Net asset value, end of period	$24.82		$25.00	$24.99	$24.24	$24.95	$25.13

Total Return
Based on net asset value	0.19	%(d)	2.50%	5.94%	(0.39)%	1.71%	5.17%

Ratios to Average Net Assets
Total expenses	0.10	%(e)	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.09	%(e)	0.10%	0.10%	0.10%	0.10%	0.10%

Net investment income	1.62	%(e)	2.35%	2.80%	2.61%	2.49%	2.58%

Supplemental Data
Net assets, end of period (000)	$1,426,969		$1,552,724	$1,326,881	$829,159	$481,607	$206,029

Portfolio turnover rate(f)	0	%(d)(g)	11%	8%	6%	3%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Rounds to less than 1%.

See notes to financial statements.

96	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2022 Term Corporate ETF

	Six Months Ended 04/30/21 (unaudited)		Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18		Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of period	$25.58		$25.33	$24.17	$25.13		$25.31	$24.43

Net investment income(a)	0.24		0.62	0.74	0.70		0.70	0.74
Net realized and unrealized gain (loss)(b)		(0.14)	0.28	1.14	(0.99)		(0.20)	0.86

Net increase (decrease) from investment operations	0.10		0.90	1.88	(0.29)		0.50	1.60

Distributions(c)
From net investment income		(0.24)	(0.63)	(0.72)	(0.67)		(0.68)	(0.72)
From net realized gain	—		(0.02)	—	(0.00	)(d)	—	—

Total distributions		(0.24)	(0.65)	(0.72)	(0.67)		(0.68)	(0.72)

Net asset value, end of period	$25.44		$25.58	$25.33	$24.17		$25.13	$25.31

Total Return
Based on net asset value	0.41	%(e)	3.63%	7.90%	(1.14)%		2.01%	6.66%

Ratios to Average Net Assets
Total expenses	0.10	%(f)	0.10%	0.10%	0.10%		0.10%	0.10%

Total expenses after fees waived	0.10	%(f)	0.10%	0.10%	0.10%		0.10%	0.10%

Net investment income	1.86	%(f)	2.44%	2.98%	2.85%		2.78%	2.95%

Supplemental Data
Net assets, end of period (000)	$1,574,587		$1,419,781	$1,046,218	$535,445		$351,807	$137,958

Portfolio turnover rate(g)	4	%(e)	16%	9%	2%		7%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Rounds to less than $0.01.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	97

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2023 Term Corporate ETF

	Six Months Ended 04/30/21 (unaudited)		Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of period	$26.19		$25.59	$24.09	$25.23	$25.33	$24.34

Net investment income(a)	0.26		0.68	0.79	0.76	0.75	0.78
Net realized and unrealized gain (loss)(b)		(0.07)	0.61	1.48	(1.16)	(0.12)	0.96

Net increase (decrease) from investment operations	0.19		1.29	2.27	(0.40)	0.63	1.74

Distributions(c)
From net investment income		(0.27)	(0.69)	(0.77)	(0.73)	(0.73)	(0.75)
From net realized gain	—		—	—	(0.01)	—	—

Total distributions		(0.27)	(0.69)	(0.77)	(0.74)	(0.73)	(0.75)

Net asset value, end of period	$26.11		$26.19	$25.59	$24.09	$25.23	$25.33

Total Return
Based on net asset value	0.73	%(d)	5.13%	9.59%	(1.61)%	2.57%	7.27%

Ratios to Average Net Assets
Total expenses	0.10	%(e)	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.10	%(e)	0.10%	0.10%	0.10%	0.10%	0.10%

Net investment income	2.01	%(e)	2.62%	3.18%	3.12%	3.00%	3.10%

Supplemental Data
Net assets, end of period (000)	$1,547,038		$1,306,696	$872,725	$478,261	$216,963	$86,120

Portfolio turnover rate(f)	7	%(d)	12%	5%	8%	8%	16%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

98	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2024 Term Corporate ETF

	Six Months Ended 04/30/21 (unaudited)		Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of period	$26.37		$25.71	$23.84	$25.13	$25.22	$24.18

Net investment income(a)	0.27		0.70	0.84	0.81	0.81	0.82
Net realized and unrealized gain (loss)(b)	0.03		0.67	1.85	(1.32)	(0.11)	1.02

Net increase (decrease) from investment operations	0.30		1.37	2.69	(0.51)	0.70	1.84

Distributions(c)
From net investment income		(0.28)	(0.71)	(0.82)	(0.78)	(0.79)	(0.80)

Total distributions		(0.28)	(0.71)	(0.82)	(0.78)	(0.79)	(0.80)

Net asset value, end of period	$26.39		$26.37	$25.71	$23.84	$25.13	$25.22

Total Return
Based on net asset value	1.15	%(d)	5.44%	11.48%	(2.06)%	2.85%	7.75%

Ratios to Average Net Assets
Total expenses	0.10	%(e)	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.10	%(e)	0.10%	0.10%	0.10%	0.10%	0.10%

Net investment income	2.05	%(e)	2.69%	3.37%	3.35%	3.25%	3.30%

Supplemental Data
Net assets, end of period (000)	$1,293,267		$1,034,878	$649,122	$299,203	$164,584	$63,053

Portfolio turnover rate(f)	5	%(d)	8%	14%	6%	8%	4%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	99

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2025 Term Corporate ETF

	Six Months Ended 04/30/21 (unaudited)		Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of period	$27.05		$25.95	$23.62	$25.07	$25.21	$24.11

Net investment income(a)	0.28		0.71	0.85	0.84	0.84	0.85
Net realized and unrealized gain (loss)(b)		(0.09)	1.11	2.32	(1.48)	(0.16)	1.07

Net increase (decrease) from investment operations	0.19		1.82	3.17	(0.64)	0.68	1.92

Distributions(c)
From net investment income		(0.28)	(0.72)	(0.84)	(0.81)	(0.82)	(0.82)
From net realized gain		(0.02)	—	—	—	—	—

Total distributions		(0.30)	(0.72)	(0.84)	(0.81)	(0.82)	(0.82)

Net asset value, end of period	$26.94		$27.05	$25.95	$23.62	$25.07	$25.21

Total Return
Based on net asset value	0.70	%(d)	7.16%	13.68%	(2.58)%	2.82%	8.10%

Ratios to Average Net Assets
Total expenses	0.10	%(e)	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.10	%(e)	0.10%	0.10%	0.10%	0.10%	0.10%

Net investment income	2.05	%(e)	2.70%	3.42%	3.48%	3.40%	3.42%

Supplemental Data
Net assets, end of period (000)	$1,080,464		$845,365	$508,532	$330,724	$235,679	$69,340

Portfolio turnover rate(f)	2	%(d)	14%	6%	5%	5%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

100	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2026 Term Corporate ETF

	Six Months Ended 04/30/21 (unaudited)		Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Period From 09/13/16 to 10/31/16	(a)

Net asset value, beginning of period	$26.72		$25.50	$22.94	$24.53	$24.83	$24.75

Net investment income(b)	0.31		0.74	0.86	0.83	0.80	0.09
Net realized and unrealized gain (loss)(c)		(0.22)	1.22	2.54	(1.63)	(0.28)	(0.01)

Net increase (decrease) from investment operations	0.09		1.96	3.40	(0.80)	0.52	0.08

Distributions(d)
From net investment income		(0.31)	(0.74)	(0.84)	(0.79)	(0.82)	—

Total distributions		(0.31)	(0.74)	(0.84)	(0.79)	(0.82)	—

Net asset value, end of period	$26.50		$26.72	$25.50	$22.94	$24.53	$24.83

Total Return
Based on net asset value	0.34	%(e)	7.84%	15.11%	(3.31)%	2.20%	0.32	%(e)

Ratios to Average Net Assets
Total expenses	0.10	%(f)	0.10%	0.10%	0.10%	0.10%	0.10	%(f)

Total expenses after fees waived	0.10	%(f)	0.10%	0.10%	0.10%	0.10%	0.10	%(f)

Net investment income	2.32	%(f)	2.84%	3.53%	3.54%	3.30%	2.85	%(f)

Supplemental Data
Net assets, end of period (000)	$673,182		$551,858	$368,465	$152,530	$76,055	$13,658

Portfolio turnover rate(g)	5	%(e)	5%	9%	3%	6%	2	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	101

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2027 Term Corporate ETF

	Six Months Ended 04/30/21 (unaudited)		Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Period From 09/12/17 to 10/31/17	(a)

Net asset value, beginning of period	$27.00		$25.94	$23.18	$24.96	$24.86

Net investment income(b)	0.31		0.77	0.89	0.89	0.11
Net realized and unrealized gain (loss)(c)		(0.10)	1.07	2.75	(1.79)	(0.01)

Net increase (decrease) from investment operations	0.21		1.84	3.64	(0.90)	0.10

Distributions(d)
From net investment income		(0.32)	(0.78)	(0.88)	(0.88)	—

Total distributions		(0.32)	(0.78)	(0.88)	(0.88)	—

Net asset value, end of period	$26.89		$27.00	$25.94	$23.18	$24.96

Total Return
Based on net asset value	0.76	%(e)	7.21%	16.00%	(3.67)%	0.40	%(e)

Ratios to Average Net Assets
Total expenses	0.10	%(f)	0.10%	0.10%	0.10%	0.10	%(f)

Total expenses after fees waived	0.10	%(f)	0.10%	0.10%	0.10%	0.10	%(f)

Net investment income	2.29	%(f)	2.94%	3.60%	3.75%	3.19	%(f)

Supplemental Data
Net assets, end of period (000)	$442,314		$337,505	$250,336	$136,744	$9,982

Portfolio turnover rate(g)	2	%(e)	10%	4%	5%	2	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

102	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2028 Term Corporate ETF

	Six Months Ended 04/30/21 (unaudited)		Year Ended 10/31/20		Year Ended 10/31/19	Period From 09/18/18 to 10/31/18	(a)

Net asset value, beginning of period	$28.91		$27.76		$24.77	$25.00

Net investment income(b)	0.37		0.86		1.01	0.12
Net realized and unrealized gain (loss)(c)		(0.44)	1.13		3.06	(0.35)

Net increase (decrease) from investment operations		(0.07)	1.99		4.07	(0.23)

Distributions(d)
From net investment income		(0.37)	(0.84)		(1.08)	—
From net realized gain	—		(0.00	)(e)	—	—

Total distributions		(0.37)	(0.84)		(1.08)	—

Net asset value, end of period	$28.47		$28.91		$27.76	$24.77

Total Return
Based on net asset value	(0.24	)%(f)	7.33%		16.87%	(0.92	)%(f)

Ratios to Average Net Assets
Total expenses	0.10	%(g)	0.10%		0.10%	0.10	%(g)

Total expenses after fees waived	0.10	%(g)	0.10%		0.10%	0.10	%(g)

Net investment income	2.58	%(g)	3.04%		3.79%	4.22	%(g)

Supplemental Data
Net assets, end of period (000)	$247,722		$206,673		$112,437	$38,399

Portfolio turnover rate(h)	3	%(f)	7%		6%	0	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	103

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2029 Term Corporate ETF

	Six Months Ended 04/30/21 (unaudited)		Year Ended 10/31/20	Period From 09/17/19 to 10/31/19	(a)

Net asset value, beginning of period	$26.88		$25.53	$25.00

Net investment income(b)	0.31		0.70	0.09
Net realized and unrealized gain (loss)(c)		(0.56)	1.35	0.44

Net increase (decrease) from investment operations		(0.25)	2.05	0.53

Distributions(d)
From net investment income		(0.31)	(0.70)	—

Total distributions		(0.31)	(0.70)	—

Net asset value, end of period	$26.32		$26.88	$25.53

Total Return
Based on net asset value	(0.95	)%(e)	8.17%	2.12	%(e)

Ratios to Average Net Assets
Total expenses	0.10	%(f)	0.10%	0.10	%(f)

Total expenses after fees waived	0.10	%(f)	0.10%	0.10	%(f)

Net investment income	2.35	%(f)	2.69%	2.84	%(f)

Supplemental Data
Net assets, end of period (000)	$106,600		$84,656	$17,872

Portfolio turnover rate(g)	2	%(e)	9%	1	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

104	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2030 Term Corporate ETF
	Six Months Ended 04/30/21 (unaudited)		Period From 06/23/20 to 10/31/20	(a)

Net asset value, beginning of period	$25.56		$25.17

Net investment income(b)	0.25		0.18
Net realized and unrealized gain (loss)(c)		(0.64)	0.33

Net increase (decrease) from investment operations		(0.39)	0.51

Distributions(d)
From net investment income		(0.24)	(0.12)

Total distributions		(0.24)	(0.12)

Net asset value, end of period	$24.93		$25.56

Total Return
Based on net asset value	(1.55	)%(e)	2.03	%(e)

Ratios to Average Net Assets
Total expenses	0.10	%(f)	0.10	%(f)

Total expenses after fees waived	0.10	%(f)	0.10	%(f)

Net investment income	1.98	%(f)	1.93	%(f)

Supplemental Data
Net assets, end of period (000)	$81,012		$35,783

Portfolio turnover rate(g)	2	%(e)	4	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	105

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBonds Dec 2021 Term Corporate	Diversified
iBonds Dec 2022 Term Corporate	Diversified
iBonds Dec 2023 Term Corporate	Diversified
iBonds Dec 2024 Term Corporate	Diversified
iBonds Dec 2025 Term Corporate	Diversified
iBonds Dec 2026 Term Corporate	Diversified
iBonds Dec 2027 Term Corporate	Diversified
iBonds Dec 2028 Term Corporate	Non-diversified
iBonds Dec 2029 Term Corporate	Non-diversified
iBonds Dec 2030 Term Corporate	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income

106	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

N O T E S T O F I N A N C I A L S T A T E M E N T S	107

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

iBonds Dec 2021 Term Corporate
Barclays Bank PLC	$6,224,589	$6,224,589		$—	$—
BNP Paribas Prime Brokerage International Ltd.	10,269,867	10,269,867		—	—
BofA Securities, Inc.	670,981	670,981		—	—
Citadel Clearing LLC	999,621	999,621		—	—
Citigroup Global Markets Inc.	2,868,833	2,868,833		—	—
Credit Suisse Securities (USA) LLC	100,174	100,174		—	—
Goldman Sachs & Co.	1,951,964	1,951,964		—	—
JPMorgan Securities LLC	39,739,548	39,739,548		—	—
Morgan Stanley & Co. LLC	13,173,321	13,173,321		—	—
Pershing LLC	599,921	599,921		—	—
Wells Fargo Securities LLC	225,505	225,505		—	—

	$76,824,324	$76,824,324		$—	$—

iBonds Dec 2022 Term Corporate
Barclays Bank PLC	$11,135,428	$11,135,428		$—	$—
BMO Capital Markets	130,399	130,399		—	—
BNP Paribas Prime Brokerage International Ltd.	704,589	704,589		—	—
BofA Securities, Inc.	3,277,809	3,277,809		—	—
Citigroup Global Markets Inc.	6,323,215	6,323,215		—	—
Deutsche Bank Securities Inc.	2,033	2,033		—	—
Goldman Sachs & Co.	6,925,983	6,925,983		—	—
HSBC Securities (USA) Inc.	4,938,263	4,938,263		—	—
JPMorgan Securities LLC	33,830,897	33,830,897		—	—
Morgan Stanley & Co. LLC	17,081,088	17,081,088		—	—
Pershing LLC	740,390	740,390		—	—
Scotia Capital (USA) Inc.	593,253	593,253		—	—
TD Prime Services LLC	3,776,019	3,776,019		—	—
Wells Fargo Securities LLC	549,246	549,246		—	—

	$90,008,612	$90,008,612		$—	$—

iBonds Dec 2023 Term Corporate
Barclays Bank PLC	$9,091,744	$9,091,744		$—	$—
BofA Securities, Inc.	12,115,460	12,115,460		—	—
Citigroup Global Markets Inc.	885,096	885,096		—	—
Credit Suisse Securities (USA) LLC	2,459,752	2,459,752		—	—
Goldman Sachs & Co.	2,495,866	2,495,866		—	—
HSBC Securities (USA) Inc.	205,820	205,820		—	—
JPMorgan Securities LLC	27,562,679	27,562,679		—	—
Morgan Stanley & Co. LLC	8,065,514	8,065,514		—	—
Pershing LLC	1,514,539	1,514,539		—	—
Wells Fargo Securities LLC	1,077,745	1,077,745		—	—

	$65,474,215	$65,474,215		$—	$—

iBonds Dec 2024 Term Corporate
Barclays Bank PLC	$13,567,893	$13,567,893		$—	$—
Barclays Capital Inc.	1,143,103	1,143,103		—	—
BMO Capital Markets	114,185	114,185		—	—
BofA Securities, Inc.	7,552,553	7,552,553		—	—
Citigroup Global Markets Inc.	926,290	926,290		—	—
Credit Suisse Securities (USA) LLC	8,061,281	8,061,281		—	—
Deutsche Bank Securities Inc.	1,011,755	1,011,755		—	—
Goldman Sachs & Co.	4,017,853	4,017,853		—	—
HSBC Securities (USA) Inc.	185,719	185,719		—	—
JPMorgan Securities LLC	17,713,403	17,713,403		—	—
Morgan Stanley & Co. LLC	4,754,186	4,754,186		—	—
Nomura Securities International Inc.	945,706	945,706		—	—
Pershing LLC	343,255	343,255		—	—
Scotia Capital (USA) Inc.	206,534	206,534		—	—
Wells Fargo Securities LLC	937,343	937,343		—	—

	$61,481,059	$61,481,059		$—	$—

108	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

iBonds Dec 2025 Term Corporate
Barclays Bank PLC	$7,037,304	$7,037,304		$—	$—
BNP Paribas Prime Brokerage International Ltd.	2,465,937	2,465,937		—	—
BofA Securities, Inc.	10,421,929	10,421,929		—	—
Citadel Clearing LLC	178	178		—	—
Citigroup Global Markets Inc.	425,641	425,641		—	—
Credit Suisse Securities (USA) LLC	1,249,812	1,249,812		—	—
Deutsche Bank Securities Inc.	1,722,900	1,722,900		—	—
Goldman Sachs & Co.	7,185,537	7,185,537		—	—
HSBC Securities (USA) Inc.	1,032,358	1,032,358		—	—
JPMorgan Securities LLC	17,986,580	17,986,580		—	—
Morgan Stanley & Co. LLC	3,852,489	3,852,489		—	—
Pershing LLC	39,739	39,739		—	—
Scotia Capital (USA) Inc.	7,040,377	7,040,377		—	—
UBS AG	451,154	451,154		—	—
Wells Fargo Securities LLC	825,521	825,521		—	—

	$61,737,456	$61,737,456		$—	$—

iBonds Dec 2026 Term Corporate
Barclays Bank PLC	$6,908,532	$6,908,532		$—	$—
BMO Capital Markets	30,073	30,073		—	—
Citigroup Global Markets Inc.	457,868	457,868		—	—
Credit Suisse Securities (USA) LLC	508,099	508,099		—	—
Goldman Sachs & Co.	1,318,060	1,318,060		—	—
HSBC Securities (USA) Inc.	4,512,161	4,512,161		—	—
JPMorgan Securities LLC	14,225,212	14,225,212		—	—
Morgan Stanley & Co. LLC	6,571,167	6,571,167		—	—
Pershing LLC	137,782	137,782		—	—
RBC Capital Markets LLC	1,110,274	1,110,274		—	—
Wells Fargo Bank, National Association	63,570	63,570		—	—
Wells Fargo Securities LLC	3,171,362	3,171,362		—	—

	$39,014,160	$39,014,160		$—	$—

iBonds Dec 2027 Term Corporate
Barclays Bank PLC	$4,734,326	$4,734,326		$—	$—
BMO Capital Markets	291,398	291,398		—	—
BofA Securities, Inc.	3,348,984	3,348,984		—	—
Citigroup Global Markets Inc.	118,266	118,266		—	—
Credit Suisse Securities (USA) LLC	604,584	604,584		—	—
Goldman Sachs & Co.	6,009,409	6,009,409		—	—
JPMorgan Securities LLC	13,122,827	13,122,827		—	—
Morgan Stanley & Co. LLC	2,883,227	2,883,227		—	—
RBC Capital Markets LLC	3,053,251	3,053,251		—	—
Scotia Capital (USA) Inc.	486,571	486,571		—	—
Wells Fargo Bank, National Association	1,148,799	1,148,799		—	—
Wells Fargo Securities LLC	786,552	786,552		—	—

	$36,588,194	$36,588,194		$—	$—

iBonds Dec 2028 Term Corporate
Barclays Capital Inc.	$26,308	$26,308		$—	$—
BofA Securities, Inc.	1,326,073	1,326,073		—	—
Citigroup Global Markets Inc.	1,310,754	1,310,754		—	—
Credit Suisse Securities (USA) LLC	1,407,435	1,407,435		—	—
Goldman Sachs & Co.	3,658,487	3,658,487		—	—
JPMorgan Securities LLC	7,324,285	7,324,285		—	—
State Street Bank & Trust Company	625,854	625,854		—	—

	$15,679,196	$15,679,196		$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	109

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

iBonds Dec 2029 Term Corporate
Barclays Bank PLC	$1,882,827	$1,882,827		$—	$—
BMO Capital Markets	38,765	38,765		—	—
BofA Securities, Inc.	1,199,260	1,199,260		—	—
Citigroup Global Markets Inc.	1,201,826	1,201,826		—	—
Credit Suisse Securities (USA) LLC	668,802	668,802		—	—
Goldman Sachs & Co.	2,181,848	2,181,848		—	—
JPMorgan Securities LLC	558,752	558,752		—	—
RBC Capital Markets LLC	1,159,708	1,159,708		—	—

	$8,891,788	$8,891,788		$—	$—

iBonds Dec 2030 Term Corporate
Barclays Bank PLC	$3,641,996	$3,641,996		$—	$—
BNP Paribas Prim e Brokerage International Ltd.	86,589	86,589		—	—
BofA Securities, Inc.	583,161	583,161		—	—
Citadel Clearing LLC	593,782	593,782		—	—
Citigroup Global Markets INC	1,137,687	1,137,687		—	—
Pershing LLC	46,563	46,563		—	—
RBC Capital Markets LLC	1,449,598	1,449,598		—	—
Scotia Capital (USA) Inc.	344,594	344,594		—	—

	$7,883,970	$7,883,970		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.10%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
iBonds Dec 2021 Term Corporate	$76,830
iBonds Dec 2022 Term Corporate	12,293
iBonds Dec 2023 Term Corporate	8,484
iBonds Dec 2024 Term Corporate	4,816
iBonds Dec 2025 Term Corporate	1,453
iBonds Dec 2026 Term Corporate	907
iBonds Dec 2027 Term Corporate	477
iBonds Dec 2028 Term Corporate	337
iBonds Dec 2029 Term Corporate	184
iBonds Dec 2030 Term Corporate	65

110	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended April 30, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
iBonds Dec 2021 Term Corporate	$36,215
iBonds Dec 2022 Term Corporate	24,440
iBonds Dec 2023 Term Corporate	25,112
iBonds Dec 2024 Term Corporate	23,629
iBonds Dec 2025 Term Corporate	20,306
iBonds Dec 2026 Term Corporate	12,731
iBonds Dec 2027 Term Corporate	14,157
iBonds Dec 2028 Term Corporate	5,656
iBonds Dec 2029 Term Corporate	3,215
iBonds Dec 2030 Term Corporate	1,878

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
iBonds Dec 2021 Term Corporate	$6,144,042	$—	$—
iBonds Dec 2022 Term Corporate	29,455,558	1,069,594	9,934
iBonds Dec 2023 Term Corporate	6,635,259	3,661,065	99,093
iBonds Dec 2024 Term Corporate	1,162,938	1,398,773	88,029
iBonds Dec 2025 Term Corporate	2,167,546	917,309	(18,680)
iBonds Dec 2026 Term Corporate	1,200,611	315,209	(11,081)
iBonds Dec 2027 Term Corporate	1,147,208	1,405,403	50,882

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

N O T E S T O F I N A N C I A L S T A T E M E N T S	111

Notes to Financial Statements (unaudited) (continued)

6.	PURCHASES AND SALES

For the six months ended April 30, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
iBonds Dec 2021 Term Corporate	$4,927,310	$445,706,460
iBonds Dec 2022 Term Corporate	61,833,523	108,836,719
iBonds Dec 2023 Term Corporate	93,840,044	101,797,726
iBonds Dec 2024 Term Corporate	54,615,594	53,175,093
iBonds Dec 2025 Term Corporate	24,359,394	18,113,652
iBonds Dec 2026 Term Corporate	30,965,231	29,783,718
iBonds Dec 2027 Term Corporate	7,216,974	7,023,476
iBonds Dec 2028 Term Corporate	9,114,239	7,570,552
iBonds Dec 2029 Term Corporate	2,733,315	2,070,047
iBonds Dec 2030 Term Corporate	1,418,336	993,563

For the six months ended April 30, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBonds Dec 2021 Term Corporate	$57,896,876	$148,361,942
iBonds Dec 2022 Term Corporate	208,306,027	46,121,844
iBonds Dec 2023 Term Corporate	255,290,902	13,752,372
iBonds Dec 2024 Term Corporate	268,456,979	13,661,907
iBonds Dec 2025 Term Corporate	250,210,252	12,624,927
iBonds Dec 2026 Term Corporate	133,536,293	7,782,600
iBonds Dec 2027 Term Corporate	128,914,784	21,821,782
iBonds Dec 2028 Term Corporate	52,544,629	8,202,466
iBonds Dec 2029 Term Corporate	23,528,489	—
iBonds Dec 2030 Term Corporate	46,838,707	—

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
iBonds Dec 2022 Term Corporate	$1,360,903
iBonds Dec 2023 Term Corporate	1,514,006
iBonds Dec 2024 Term Corporate	6,523,551
iBonds Dec 2026 Term Corporate	3,168,781
iBonds Dec 2027 Term Corporate	2,268,146
iBonds Dec 2028 Term Corporate	1,279,019
iBonds Dec 2029 Term Corporate	503,660

112	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of April 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Dec 2021 Term Corporate	$1,570,725,947	$2,983,819	$(610,666)	$2,373,153
iBonds Dec 2022 Term Corporate	1,647,772,454	22,136,529	(281,993)	21,854,536
iBonds Dec 2023 Term Corporate	1,569,414,386	42,028,106	(330,765)	41,697,341
iBonds Dec 2024 Term Corporate	1,311,926,677	45,666,693	(335,267)	45,331,426
iBonds Dec 2025 Term Corporate	1,105,306,251	36,913,121	(1,191,188)	35,721,933
iBonds Dec 2026 Term Corporate	681,327,337	28,082,432	(309,889)	27,772,543
iBonds Dec 2027 Term Corporate	463,388,487	14,484,542	(944,954)	13,539,588
iBonds Dec 2028 Term Corporate	254,069,044	8,429,090	(332,054)	8,097,036
iBonds Dec 2029 Term Corporate	113,858,227	1,382,835	(347,511)	1,035,324
iBonds Dec 2030 Term Corporate	91,067,986	128,110	(2,588,673)	(2,460,563)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

N O T E S T O F I N A N C I A L S T A T E M E N T S	113

Notes to Financial Statements (unaudited) (continued)

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/21		Year Ended 10/31/20

iShares ETF	Shares	Amount	Shares	Amount

iBonds Dec 2021 Term Corporate
Shares sold	2,400,000	$59,669,586	14,500,000	$362,461,554
Shares redeemed	(7,000,000)	(174,022,718)	(5,500,000)	(135,944,082)

Net increase (decrease)	(4,600,000)	$ (114,353,132)	9,000,000	$226,517,472

iBonds Dec 2022 Term Corporate
Shares sold	8,300,000	$211,559,802	17,100,000	$434,643,409
Shares redeemed	(1,900,000)	(48,449,783)	(2,900,000)	(71,053,031)

Net increase	6,400,000	$163,110,019	14,200,000	$363,590,378

iBonds Dec 2023 Term Corporate
Shares sold	9,900,000	$259,014,777	18,400,000	$475,625,151
Shares redeemed	(550,000)	(14,339,920)	(2,600,000)	(63,656,209)

Net increase	9,350,000	$244,674,857	15,800,000	$411,968,942

iBonds Dec 2024 Term Corporate
Shares sold	10,300,000	$272,512,651	17,300,000	$448,529,249
Shares redeemed	(550,000)	(14,464,413)	(3,300,000)	(81,530,726)

Net increase	9,750,000	$258,048,238	14,000,000	$366,998,523

iBonds Dec 2025 Term Corporate
Shares sold	9,350,000	$253,413,995	15,750,000	$417,852,104
Shares redeemed	(500,000)	(13,375,424)	(4,100,000)	(103,562,072)

Net increase	8,850,000	$240,038,571	11,650,000	$314,290,032

iBonds Dec 2026 Term Corporate
Shares sold	5,050,000	$135,209,544	9,600,000	$250,299,542
Shares redeemed	(300,000)	(7,917,289)	(3,400,000)	(84,892,935)

Net increase	4,750,000	$127,292,255	6,200,000	$165,406,607

iBonds Dec 2027 Term Corporate
Shares sold	4,800,000	$130,458,702	5,750,000	$153,225,694
Shares redeemed	(850,000)	(22,696,102)	(2,900,000)	(74,388,301)

Net increase	3,950,000	$107,762,600	2,850,000	$78,837,393

iBonds Dec 2028 Term Corporate
Shares sold	1,850,000	$53,301,389	3,100,000	$88,594,385
Shares redeemed	(300,000)	(8,465,539)	—	—

Net increase	1,550,000	$44,835,850	3,100,000	$88,594,385

iBonds Dec 2029 Term Corporate
Shares sold	900,000	$23,860,117	2,850,000	$74,350,725
Shares redeemed	—	—	(400,000)	(10,350,744)

Net increase	900,000	$23,860,117	2,450,000	$63,999,981

114	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 04/30/21		Period Ended 10/31/20

iShares ETF	Shares	Amount	Shares	Amount

iBonds Dec 2030 Term Corporate
Shares sold	1,850,000	$47,442,964	1,400,000	$35,931,495

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	115

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares iBonds Dec 2021 Term Corporate ETF, iShares iBonds Dec 2022 Term Corporate ETF, iShares iBonds Dec 2023 Term Corporate ETF, iShares iBonds Dec 2024 Term Corporate ETF, iShares iBonds Dec 2025 Term Corporate ETF, iShares iBonds Dec 2026 Term Corporate ETF, iShares iBonds Dec 2027 Term Corporate ETF, iShares iBonds Dec 2028 Term Corporate ETF, iShares iBonds Dec 2029 Term Corporate ETF and iShares iBonds Dec 2030 Term Corporate ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

116	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
iBonds Dec 2021 Term Corporate	$ 0.218819	$0.009250	$—	$0.228069	96%	4%	—%		100%
iBonds Dec 2022 Term Corporate	0.244736	—	—	0.244736	100	—	—		100
iBonds Dec 2023 Term Corporate	0.269832	—	—	0.269832	100	—	—		100
iBonds Dec 2024 Term Corporate(a)	0.280306	—	0.000608	0.280914	100	—	0	(b)	100
iBonds Dec 2025 Term Corporate(a)	0.281221	0.017810	0.000257	0.299288	94	6	0	(b)	100
iBonds Dec 2026 Term Corporate(a)	0.312416	—	0.000201	0.312617	100	—	0	(b)	100
iBonds Dec 2027 Term Corporate	0.316464	—	—	0.316464	100	—	—		100
iBonds Dec 2028 Term Corporate(a)	0.372881	—	0.001757	0.374638	100	—	0	(b)	100
iBonds Dec 2029 Term Corporate(a)	0.307522	—	0.003114	0.310636	99	—	1		100
iBonds Dec 2030 Term Corporate(a)	0.235714	—	0.002503	0.238217	99	—	1		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

S U P P L E M E N T A L I N F O R M A T I O N	117

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

118	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income REIT Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	119

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1012-0421

APRIL 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

🌑	iShares iBonds Dec 2021 Term Muni Bond ETF | IBMJ | NYSE Arca

🌑	iShares iBonds Dec 2022 Term Muni Bond ETF | IBMK | NYSE Arca

🌑	iShares iBonds Dec 2023 Term Muni Bond ETF | IBML | Cboe BZX

🌑	iShares iBonds Dec 2024 Term Muni Bond ETF | IBMM | Cboe BZX

🌑	iShares iBonds Dec 2025 Term Muni Bond ETF | IBMN | Cboe BZX

🌑	iShares iBonds Dec 2026 Term Muni Bond ETF | IBMO | Cboe BZX

🌑	iShares iBonds Dec 2027 Term Muni Bond ETF | IBMP | Cboe BZX

🌑	iShares iBonds Dec 2028 Term Muni Bond ETF | IBMQ | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2021 reflected a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the response to the virus’s spread was well underway, and countries around the world felt the effect of economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses were imposed in many parts of the world, workers were laid off, and unemployment claims spiked, causing a global recession.

As May 2020 began, stocks had just begun to recover from the lowest point following the onset of the pandemic. This recovery continued throughout the reporting period, as businesses continued re-opening and governments learned to adapt to life with the virus. Equity prices rose through the summer, fed by strong fiscal and monetary support and improving economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns late in the reporting period, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by announcing that inflation could exceed its 2% target for a sustained period without triggering a rate increase. To stabilize credit markets, the Fed also continued purchasing significant quantities of bonds, as did other influential central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in technology, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are underweight overall on credit, global high-yield and Asian bonds present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	28.85%	45.98%

U.S. small cap equities (Russell 2000® Index)	48.06	74.91

International equities (MSCI Europe, Australasia, Far East Index)	28.84	39.88

Emerging market equities (MSCI Emerging Markets Index)	22.95	48.71

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.05	0.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.26)	(7.79)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.52)	(0.27)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.42	7.40

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.98	19.57

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2021	iShares® iBonds® Dec 2021 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2021 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2020 and before December 2, 2021, as represented by the S&P AMT-Free Municipal Series Dec 2021 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	0.12%	0.97%	1.12%	1.80%	0.97%	5.73%	10.67%
Fund Market	0.16	0.89	1.09	1.80	0.89	5.56	10.62
Index	0.19	1.12	1.28	1.86	1.12	6.59	11.03

The inception date of the Fund was 9/1/15. The first day of secondary market trading was 9/3/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,001.20	$ 0.89		$ 1,000.00	$ 1,023.90	$ 0.90		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets

AAA	28.9%
AA+	21.5
AA	16.5
AA-	11.8
A+	4.8
A	2.4
A-	0.0
BBB+	1.0
BBB	0.7
BBB-	0.9
Not Rated	11.9
Short-Term and Other Assets	(0.4)

TEN LARGEST STATES

State(a)	Percent of Net Assets

California	11.7%
New York	9.9
Texas	9.5
Florida	6.5
Virginia	5.1
Washington	4.6
Massachusetts	4.2
North Carolina	4.0
Ohio	3.7
Maryland	3.1

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2021	iShares® iBonds® Dec 2022 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2022 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2021 and before December 2, 2022, as represented by the S&P AMT-Free Municipal Series Dec 2022 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	0.33%	2.12%	1.54%	2.35%	2.12%	7.94%	14.09%
Fund Market	0.33	2.66	1.49	2.36	2.66	7.69	14.13
Index	0.43	2.25	1.71	2.43	2.25	8.83	14.55

The inception date of the Fund was 9/1/15. The first day of secondary market trading was 9/3/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,003.30	$ 0.89		$ 1,000.00	$ 1,023.90	$ 0.90		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets

AAA	28.6%
AA+	22.1
AA	14.1
AA-	10.9
A+	6.0
A	3.5
A-	0.5
BBB+	1.3
BBB	0.6
BBB-	1.2
Not Rated	9.8
Short-Term and Other Assets	1.4

TEN LARGEST STATES

State(a)	Percent of Net Assets

Texas	10.7%
California	9.5
New York	8.7
Washington	5.1
Florida	4.6
Virginia	4.4
Ohio	4.0
North Carolina	3.7
Maryland	3.7
Massachusetts	3.6

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2021	iShares® iBonds® Dec 2023 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2023 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2022 and before December 2, 2023, as represented by the S&P AMT-Free Municipal Series Dec 2023 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	0.54%	3.32%	2.64%	3.32%	11.13%
Fund Market	0.46	3.32	2.63	3.32	11.08
Index	0.68	3.56	2.72	3.56	11.49

The inception date of the Fund was 4/11/17. The first day of secondary market trading was 4/13/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,005.40	$ 0.90		$ 1,000.00	$ 1,023.90	$ 0.90		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets

AAA	30.7%
AA+	21.6
AA	16.7
AA-	10.0
A+	6.0
A	2.5
A-	0.3
BBB+	1.1
BBB	1.2
BBB-	1.4
Not Rated	7.1
Short-Term and Other Assets	1.4

TEN LARGEST STATES

State(a)	Percent of Net Assets

Texas	11.6%
California	10.4
New York	9.9
Virginia	5.1
Washington	5.0
Florida	4.1
Wisconsin	4.1
Maryland	3.8
Ohio	3.4
Arizona	3.0

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2021	iShares® iBonds® Dec 2024 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2024 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2023 and before December 2, 2024, as represented by the S&P AMT-Free Municipal Series Dec 2024 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	0.59%	4.41%	4.12%	4.41%	13.41%
Fund Market	0.48	4.45	4.11	4.45	13.37
Index	0.78	4.75	4.17	4.75	13.57

The inception date of the Fund was 3/20/18. The first day of secondary market trading was 3/22/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,005.90	$ 0.90		$ 1,000.00	$ 1,023.90	$ 0.90		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets

AAA	32.0%
AA+	20.6
AA	15.6
AA-	11.2
A+	6.1
A	2.9
A-	0.2
BBB+	1.6
BBB	0.7
BBB-	1.0
Not Rated	6.9
Short-Term and Other Assets	1.2

TEN LARGEST STATES

State(a)	Percent of Net Assets

Texas	12.5%
California	11.7
New York	10.5
Washington	5.1
Virginia	5.0
Maryland	4.7
Florida	3.6
Ohio	3.4
Massachusetts	2.9
Arizona	2.6

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of April 30, 2021	iShares® iBonds® Dec 2025 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2025 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2024 and before December 2, 2025, as represented by the S&P AMT-Free Municipal Series Dec 2025 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	0.47%	5.14%	6.12%	5.14%	15.75%
Fund Market	0.36	4.99	6.10	4.99	15.70
Index	0.72	5.59	5.77	5.59	14.83

The inception date of the Fund was 11/13/18. The first day of secondary market trading was 11/15/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,004.70	$ 0.89		$ 1,000.00	$ 1,023.90	$ 0.90		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets

AAA	32.5%
AA+	21.9
AA	15.1
AA-	10.0
A+	6.4
A	3.1
A-	0.3
BBB+	1.3
BBB	0.5
BBB-	1.0
Not Rated	6.6
Short-Term and Other Assets	1.3

TEN LARGEST STATES

State(a)	Percent of Net Assets

California	15.2%
Texas	10.6
New York	10.0
Washington	5.6
Maryland	4.5
Virginia	4.3
Massachusetts	3.5
Florida	3.5
Ohio	3.1
Pennsylvania	2.9

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2021	iShares® iBonds® Dec 2026 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2026 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds expected to mature or be redeemed before December 2, 2026, as represented by the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2026 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	0.81%	5.79%	4.77%	5.79%	10.17%
Fund Market	0.89	5.66	4.82	5.66	10.29
Index	1.25	6.53	4.81	6.53	10.26

The inception date of the Fund was 4/2/19. The first day of secondary market trading was 4/4/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,008.10	$ 0.90		$ 1,000.00	$ 1,023.90	$ 0.90		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets

AAA	32.0%
AA+	20.9
AA	15.6
AA-	11.2
A+	5.6
A	2.8
A-	0.4
BBB+	1.4
BBB	0.5
BBB-	1.1
Not Rated	7.4
Short-Term and Other Assets	1.1

TEN LARGEST STATES

State(a)	Percent of Net Assets

California	16.1%
Texas	12.0
New York	10.3
Virginia	5.6
Maryland	4.3
Washington	4.1
Massachusetts	4.0
Tennessee	2.9
Pennsylvania	2.7
Ohio	2.7

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of April 30, 2021	iShares® iBonds® Dec 2027 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2027 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds expected to mature or be redeemed before December 2, 2027, as represented by the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2027 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	1.00%	6.31%	5.18%	6.31%	10.96%
Fund Market	1.07	6.47	5.23	6.47	11.08
Index	1.57	7.07	5.34	7.07	11.29

The inception date of the Fund was 4/9/19. The first day of secondary market trading was 4/11/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,010.00	$ 0.90		$ 1,000.00	$ 1,023.90	$ 0.90		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets

AAA	29.5%
AA+	20.9
AA	17.3
AA-	12.6
A+	4.6
A	2.3
A-	0.0
BBB+	1.0
BBB	0.5
BBB-	1.0
Not Rated	8.5
Short-Term and Other Assets	1.8

TEN LARGEST STATES

State(a)	Percent of Net Assets

California	13.4%
New York	11.2
Texas	10.5
Washington	5.6
Maryland	5.0
Florida	3.1
Virginia	3.1
Massachusetts	3.0
Ohio	2.9
Wisconsin	2.9

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2021	iShares® iBonds® Dec 2028 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2028 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds expected to mature or be redeemed before December 2, 2028, as represented by the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2028 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	1.31%	6.78%	5.77%	6.78%	12.13%
Fund Market	1.45	6.85	5.84	6.85	12.29
Index	1.82	7.69	5.70	7.69	11.97

The inception date of the Fund was 4/16/19. The first day of secondary market trading was 4/18/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,013.10	$ 0.90		$ 1,000.00	$ 1,023.90	$ 0.90		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets

AAA	30.5%
AA+	19.8
AA	16.5
AA-	11.3
A+	5.0
A	3.2
A-	0.0
BBB+	2.2
BBB	0.3
BBB-	1.2
Not Rated	8.7
Short-Term and Other Assets	1.3

TEN LARGEST STATES

State(a)	Percent of Net Assets

California	13.6%
Texas	12.1
New York	11.0
Maryland	5.3
Washington	4.8
Florida	4.4
Virginia	3.9
Ohio	2.9
Massachusetts	2.6
Nevada	2.6

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.9%
Alabama Federal Aid Highway Finance Authority RB
4.00%, 09/01/21	$265	$268,322
5.00%, 09/01/21	430	436,807
Series A, 5.00%, 09/01/21	100	101,598
Alabama Public School & College Authority RB
Series A, 5.00%, 05/01/21	100	100,000
Series B, 5.00%, 05/01/21	145	145,000
Auburn University RB, Series A, 5.00%, 06/01/21	100	100,368
City of Huntsville AL GO
Series A, 5.00%, 08/01/21	90	91,059
Series A, 5.00%, 03/01/22 (PR 09/01/21)	115	116,796
State of Alabama GO
Series A, 5.00%, 08/01/21	885	895,497
Series A, 5.00%, 11/01/21	100	102,413
University of Alabama (The) RB, Series A, 5.00%, 07/01/21	370	372,845

		2,730,705

Alaska — 0.1%
City of Anchorage AK Electric Revenue RB, Series A, 4.00%, 12/01/21	35	35,766
Municipality of Anchorage AK GO, Series B, 5.00%, 09/01/21 (NPFGC)	50	50,791
State of Alaska GO, Series A, 4.00%, 08/01/21	125	126,174

		212,731

Arizona — 2.7%
Arizona Board of Regents COP
Series A, 5.00%, 06/01/21	460	461,658
Series B, 5.00%, 06/01/21	125	125,451
Series C, 5.00%, 06/01/21	105	105,379
Arizona Department of Transportation State Highway Fund Revenue RB, Series A, 5.00%, 07/01/21	280	282,180
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/21	250	253,979
Arizona State University RB, Series A, 5.00%, 07/01/21	170	171,327
Arizona Transportation Board RB, 5.00%, 07/01/21	1,125	1,133,760
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/21	715	729,179
Series A, 5.00%, 10/01/21 (ETM)	50	50,981
City of Phoenix AZ GO
4.00%, 07/01/21	215	216,331
5.00%, 07/01/21	190	191,476
City of Phoenix AZ GOL, Series C, 4.00%, 07/01/21	525	528,249
City of Phoenix Civic Improvement Corp. RB
4.00%, 07/01/21	40	40,248
5.00%, 07/01/21	575	579,468
Series A, 5.00%, 07/01/21	130	131,010
City of Scottsdale AZ GOL, 5.00%, 07/01/21	445	448,472
County of Pima AZ GO, 5.00%, 07/01/21	55	55,428
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/21	170	171,324
Series B, 5.00%, 07/01/21	135	136,038
Maricopa County Community College District GO
5.00%, 07/01/21	395	398,082
Series D, 4.00%, 07/01/21	205	206,275
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/21	170	171,318
Maricopa County Unified School District No. 80 Chandler GOL
4.00%, 07/01/21	150	150,933
5.00%, 07/01/21	300	302,341

Security	Par (000)	Value

Arizona (continued)
Pima County Regional Transportation Authority RB, 5.00%, 06/01/21	$275	$276,010
Salt River Project Agricultural Improvement & Power District RB, Series A, 5.00%, 12/01/21	340	349,554
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/21	50	50,390
State of Arizona COP
5.00%, 09/01/21	100	101,588
5.00%, 10/01/21	180	183,592
University of Arizona (The) RB
4.00%, 08/01/21	115	116,092
5.00%, 06/01/21	350	351,294

		8,469,407

Arkansas — 0.5%
Arkansas Development Finance Authority RB, Series C, 5.00%, 06/01/21	190	190,699
State of Arkansas GO
5.00%, 06/15/21	745	749,173
5.00%, 10/01/21	365	372,330
University of Arkansas RB
Series A, 5.00%, 09/15/21	75	76,325
Series B, 5.00%, 11/01/21	30	30,721

		1,419,248

California — 11.7%
91 Express Lanes Toll Road RB, 5.00%, 08/15/21	200	202,702
Acalanes Union High School District GO, Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	350	58,274
Alameda Corridor Transportation Authority RB, Series A, 4.00%, 10/01/21	100	101,450
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/21 (AGM)(a)	25	24,991
Beverly Hills Unified School District CA, 5.00%, 08/01/21	400	404,764
California Educational Facilities Authority RB, Series U-5, 5.00%, 05/01/21	235	235,000
California Health Facilities Financing Authority RB, 5.00%, 08/15/21	25	25,346
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/21	100	100,728
5.00%, 10/01/21	1,450	1,479,118
Series A-1, 5.00%, 10/01/21	35	35,704
California Municipal Finance Authority RB
5.00%, 10/01/21	200	204,000
Series A, 4.00%, 10/01/21	435	441,978
California State Public Works Board RB
5.00%, 06/01/21	50	50,183
5.00%, 11/01/21	100	102,398
Series A, 5.00%, 09/01/21	165	167,615
Series B, 5.00%, 10/01/21	100	101,991
Series C, 5.00%, 10/01/21	180	183,584
Series C, 5.00%, 11/01/21	500	511,989
Series D, 5.00%, 12/01/21	150	154,162
Series E, 5.00%, 06/01/21	335	336,225
Series E, 5.00%, 09/01/21	195	198,091
Series F, 5.00%, 05/01/21	130	130,000
Series F, 5.00%, 10/01/21 (ETM)	50	51,006
Series G, 5.00%, 05/01/21	75	75,000
Series G, 5.00%, 11/01/21	140	143,357
Series G, 5.25%, 12/01/26 (PR 12/01/21)	250	257,443
Series I, 4.00%, 11/01/21	160	163,050
Series I, 5.00%, 11/01/21	540	552,949

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
California State University RB
5.00%, 11/01/21	$150	$153,629
Series A, 4.00%, 11/01/21	105	107,028
Series A, 5.00%, 11/01/21	340	348,238
California Statewide Communities Development Authority RB
5.00%, 05/15/21	50	50,052
Series A, 5.00%, 08/15/21	60	60,809
Chabot-Las Positas Community College District, 4.00%, 08/01/21	125	126,187
City & County of San Francisco CA GO
Series A, 5.00%, 06/15/21	25	25,140
Series C, 5.00%, 06/15/21	100	100,559
City of Los Angeles CA GO, Series B, 5.00%, 09/01/21	215	218,444
City of Los Angeles CA Wastewater System Revenue RB
Series A, 5.00%, 06/01/21	50	50,184
Series C, 5.00%, 06/01/21	615	617,259
City of Los Angeles Department of Airports RB
Series B, 5.00%, 05/15/21	50	50,075
Series C, 5.00%, 05/15/21	30	30,045
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/21	775	793,701
City of Santa Rosa CA Wastewater Revenue RB, Series B, 0.00%, 09/01/21 (AMBAC)(a)	100	99,942
County of Los Angeles CA COP, 5.00%, 09/01/21	45	45,685
County of Santa Clara CA GO, 5.00%, 08/01/21	395	399,704
East Bay Municipal Utility District Water System Revenue, VRDN,0.04%, 06/01/38 (Put 05/07/21)(b)	1,245	1,245,000
El Camino Community College District GO, Series C, 0.00%, 08/01/21(a)	35	34,989
Escondido Union High School District GO, 0.00%, 08/01/21 (AGC)(a)	75	74,975
Folsom Cordova Unified School District School Facilities Improvement Dist No. 2 GO, Series A, 0.00%, 10/01/21 (NPFGC)(a)	60	59,956
Fremont Union High School District GO
0.00%, 08/01/33 (PR 08/01/21)(a)	1,020	444,000
0.00%, 08/01/34 (PR 08/01/21)(a)	1,770	710,827
5.00%, 08/01/21	285	288,394
Garden Grove Unified School District GO, Series A, 0.00%, 08/01/21(a)	35	34,981
Grossmont Union High School District GO, 0.00%, 08/01/21 (AGM)(a)	280	279,906
Imperial Irrigation District Electric System Revenue RB, 5.00%, 11/01/21	500	512,065
Los Altos Elementary School District GO, 4.00%, 08/01/21	100	100,949
Los Angeles Community College District/CA GO
Series B-1, 5.00%, 08/01/21	100	101,191
Series C, 5.00%, 08/01/21	70	70,834
Series G, 4.00%, 08/01/21	100	100,949
Series I, 4.00%, 08/01/21	140	141,329
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 06/01/21	685	687,527
Series A, 5.00%, 07/01/21	195	196,519
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/21	80	80,951
Series A, 5.00%, 12/01/21	100	102,828
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/21	1,105	1,111,856
Series A, 5.00%, 07/01/21	195	196,518

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 07/01/21	$15	$15,117
Los Angeles Department of Water RB, Series B, 5.00%, 07/01/21	50	50,389
Los Angeles Unified School District/CA GO
Series A, 4.00%, 07/01/21	900	905,569
Series A, 5.00%, 07/01/21	580	584,507
Series A-1, 5.00%, 07/01/21	170	171,321
Series A-2, 5.00%, 07/01/21	155	156,204
Series C, 5.00%, 07/01/21	240	241,865
Series D, 5.00%, 07/01/21	235	236,826
Metropolitan Water District of Southern California RB, Series E, 5.00%, 07/01/21	160	161,248
Moreno Valley Unified School District/CA GO, 0.00%, 08/01/21 (NPFGC)(a)	50	49,955
Municipal Improvement Corp. of Los Angeles RB
Series A, 5.00%, 11/01/21	220	225,176
Series B, 5.00%, 11/01/21	275	281,470
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/21 (NPFGC)(a)	75	74,977
Palo Alto Unified School District GO, 0.00%, 08/01/21(a)	20	19,995
Rancho Cucamonga Redevelopment Agency Successor Agency TA, 5.00%, 09/01/21 (AGM)	90	91,421
Regents of the University of California Medical Center Pooled Revenue RB, Series J, 5.00%, 05/15/21	60	60,090
Rocklin Unified School District GO, 0.00%, 08/01/21 (NPFGC)(a)	75	74,948
Sacramento Municipal Utility District RB
Series E, 5.00%, 08/15/21	100	101,380
Series F, 5.00%, 08/15/21	105	106,449
Sacramento Suburban Water District RB, Series A, 4.50%, 11/01/21	220	224,790
San Diego Community College District GO
0.00%, 08/01/21(a)	400	399,875
5.00%, 08/01/21	100	101,191
San Diego Regional Building Authority RB, Series A, 5.00%, 10/15/21	45	45,988
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/21 (NPFGC)(a)	765	764,868
Series D-1, 5.50%, 07/01/21 (NPFGC)	200	201,716
Series R-3, 4.00%, 07/01/21	75	75,465
San Francisco Bay Area Rapid Transit District, 4.00%, 08/01/21	120	121,139
San Francisco City & County Airport Commission San Francisco International Airport RB
Second Series A, 5.00%, 05/01/21	100	100,000
Series D, 5.00%, 05/01/21	100	100,000
San Joaquin Delta Community College District GO, 5.00%, 08/01/21	140	141,667
San Mateo County Community College District GO, Series B, 0.00%, 09/01/21 (NPFGC)(a)	250	249,911
San Mateo Union High School District GO, Series A, 5.00%, 09/01/21	100	101,602
San Ramon Valley Unified School District/CA GO, 5.00%, 08/01/21	300	303,573
Santa Ana Unified School District GO, Series A, 0.00%, 08/01/21(a)	100	99,906
Santa Clara Unified School District GO, 5.00%, 07/01/21	165	166,288
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/21	500	501,848

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Santa Monica Community College District GO, Series A, 0.00%, 08/01/21 (NPFGC)(a)	$25	$24,992
Sequoia Union High School District GO, 5.00%, 07/01/21	320	322,497
South Orange County Public Financing Authority ST, Series A, 5.00%, 08/15/21	50	50,680
Southern California Public Power Authority RB
5.00%, 07/01/21	150	151,168
Series A, 5.00%, 07/01/21	25	25,195
State of California Department of Water Resources Power Supply Revenue RB
Series N, 4.00%, 05/01/21	200	200,000
Series N, 5.00%, 05/01/21	565	565,000
Series O, 5.00%, 05/01/21	920	920,000
State of California Department of Water Resources RB
5.00%, 12/01/21	215	221,080
Series AK, 5.00%, 12/01/21	465	478,149
Series AL, 5.00%, 12/01/21	100	102,828
State of California GO
4.00%, 09/01/21	140	141,783
4.00%, 10/01/21	65	66,040
5.00%, 08/01/21	775	784,211
5.00%, 09/01/21	3,460	3,515,303
5.00%, 10/01/21	915	933,375
5.00%, 11/01/21	530	542,815
5.00%, 12/01/21	1,880	1,933,161
Series A, 5.00%, 10/01/21	105	107,109
Series B, 5.00%, 08/01/21	150	151,783
Series B, 5.00%, 09/01/21	1,190	1,209,021
University of California RB
Series AB, 5.00%, 05/15/21	195	195,294
Series AM, 5.00%, 05/15/21	100	100,151
Series AO, 5.00%, 05/15/21	130	130,196
Ventura County Community College District GO, Series 2002-C, 0.00%, 08/01/21(a)	120	119,925

		36,646,813

Colorado — 0.8%
City & County of Denver CO Airport System Revenue RB, Series B, 5.00%, 11/15/21	125	128,221
City & County of Denver CO COP, Series 2010-B, 4.00%, 12/01/21	20	20,447
City of Colorado Springs CO Utilities System Revenue RB, Series A, 5.00%, 11/15/21	50	51,302
Denver City & County School District No. 1 GO
Series A, 5.00%, 12/01/21 (SAW)	100	102,816
Series A, 5.25%, 12/01/21 (NPFGC)	415	427,282
Series B, 4.00%, 12/01/21 (SAW)	125	127,802
Series C, 5.00%, 12/01/21 (SAW)	190	195,350
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/21 (NPFGC)(a)	35	34,951
University of Colorado RB
5.00%, 06/01/31 (PR 06/01/21)	275	276,012
VRDN,0.06%, 06/01/50 (Put 05/07/21)(b)	1,000	1,000,000
Series A, 5.00%, 06/01/21	10	10,037
Series A, 5.00%, 06/01/21 (ETM)	50	50,180
Series B, 4.25%, 06/01/21	95	95,298
Series B, 4.25%, 06/01/21 (ETM)	5	5,015

		2,524,713

Security	Par (000)	Value

Connecticut — 1.1%
City of Stamford CT GO
4.00%, 07/01/21	$100	$100,621
5.00%, 08/01/21	75	75,892
Connecticut State Health & Educational Facilities Authority RB
Series E, 5.00%, 07/01/21	25	25,192
Series O, 4.00%, 11/01/21	35	35,646
State of Connecticut GO
Series A, 5.00%, 10/15/21	305	311,639
Series B, 4.50%, 05/15/21	160	160,214
Series B, 5.00%, 05/15/21	265	265,394
Series C, 5.00%, 07/15/21	100	100,960
Series D, 5.00%, 11/01/21	250	255,982
Series E, 4.00%, 09/15/21	40	40,563
Series E, 5.00%, 10/15/21	250	255,441
Series G, 5.00%, 11/01/21	500	511,964
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/21	440	445,186
Series A, 5.00%, 09/01/21	80	81,268
Series A, 5.00%, 10/01/21	295	300,875
Series B, 5.00%, 08/01/21	55	55,648
Series B, 5.00%, 12/01/21	250	257,010
University of Connecticut RB, Series A, 5.00%, 08/15/21	240	243,256

		3,522,751

Delaware — 0.7%
City of Wilmington DE GO
2.00%, 12/01/21	125	126,379
Series A, 4.00%, 10/01/21	15	15,240
County of New Castle DE GO, Series A, 5.00%, 07/15/21	110	111,067
Delaware Transportation Authority RB
5.00%, 06/01/21	175	175,643
5.00%, 07/01/21	1,070	1,078,332
State of Delaware GO
Series 2009-C, 5.00%, 10/01/21	225	229,518
Series B, 5.00%, 07/01/21	60	60,467
Series D, 5.00%, 07/01/21	250	251,947
University of Delaware RB, Series A, 5.00%, 11/01/21	160	163,861

		2,212,454

District of Columbia — 1.8%
District of Columbia GO
Series A, 5.00%, 06/01/21	2,330	2,338,594
Series D, 5.00%, 06/01/21	105	105,387
Series E, 5.00%, 06/01/21	200	200,738
District of Columbia RB
5.00%, 07/15/21	80	80,750
Series A, 4.00%, 12/01/21	100	102,265
Series A, 5.00%, 12/01/21	320	329,086
Series C, 4.00%, 12/01/21	200	204,530
Series C, 5.00%, 12/01/21	355	365,080
Series F, 5.00%, 12/01/21	200	205,679
District of Columbia Water & Sewer Authority RB
Series A, 4.00%, 10/01/21	455	462,280
Series A, 5.00%, 10/01/21	65	66,305
Series C, 5.00%, 10/01/21	460	469,238
Metropolitan Washington Airports Authority RB
Series C, 5.00%, 10/01/21	75	76,491
Series F-1, 5.00%, 10/01/21	475	484,440

		5,490,863

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida — 6.5%
Board of Governors State University System of Florida RB, Series A, 5.00%, 07/01/21	$280	$282,153
Broward County FL Water & Sewer Utility Revenue RB, Series B, 5.00%, 10/01/21	160	163,206
City of Cape Coral FL Water & Sewer Revenue RB, Series A, 5.00%, 10/01/42 (PR 10/01/21) (AGM)	2,500	2,550,100
City of Gainesville FL Utilities System Revenue RB, Series A, 5.00%, 10/01/21	50	50,992
City of Jacksonville FL RB
5.00%, 10/01/21	400	407,864
Series B, 5.00%, 10/01/21	435	443,493
Series C, 5.00%, 10/01/21	180	183,547
City of Miami Beach FL RB, 5.00%, 09/01/21	35	35,454
City of Orlando FL RB, Series A, 5.00%, 11/01/21, (ETM)	90	92,172
City of Tallahassee FL Utility System Revenue RB, 5.00%, 10/01/21	200	203,991
City of Tallahassee RB, 5.00%, 10/01/21	140	142,794
City of Tampa FL Water & Wastewater System Revenue RB, 5.00%, 10/01/21	100	102,004
County of Broward FL Airport System Revenue RB, Series Q-1, 5.00%, 10/01/21	100	101,971
County of Hillsborough FL Community Investment Tax Revenue RB, Series A, 5.00%, 11/01/21	40	40,905
County of Lee FL Transportation Facilities Revenue RB, 5.00%, 10/01/21 (AGM)	40	40,780
County of Manatee FL Public Utilities Revenue RB, 5.00%, 10/01/21	115	117,305
County of Miami-Dade FL Aviation Revenue RB, Series B, 4.00%, 10/01/21	55	55,859
County of Miami-Dade FL GO, Series B, 5.00%, 07/01/21	245	246,904
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/21	615	619,629
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/21	625	637,394
Series A, 5.00%, 10/01/21 (AGM)	140	142,776
County of Orange FL RB, 5.00%, 10/01/21	55	56,102
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/21	90	91,804
County of Palm Beach FL GO, 5.00%, 07/01/21	110	110,855
County of Palm Beach FL RB, 4.00%, 06/01/21	160	160,467
Florida Department of Environmental Protection RB
5.00%, 07/01/21	270	272,107
Series A, 5.00%, 07/01/21	300	302,341
Series B, 5.00%, 07/01/21	310	312,419
Florida Department of Management Services COP, Series A, 5.00%, 08/01/21	295	298,499
Florida Municipal Power Agency RB
5.00%, 10/01/21	40	40,775
Series A, 5.00%, 10/01/21	410	417,931
Florida State University Housing Facility Revenue RB, Series A, 5.00%, 05/01/21	125	125,000
Greater Orlando Aviation Authority RB, Series C, 5.00%, 10/01/21	265	270,311
Hillsborough County School Board COP, Series A, 5.00%, 07/01/21	300	302,273
Hillsborough County School Board RB, 5.00%, 10/01/21 (AGM)	60	61,157
Jacksonville Transportation Authority RB, 5.00%, 08/01/21	125	126,439
JEA Electric System Revenue RB Series A, 5.00%, 10/01/21	100	101,975

Security	Par (000)	Value

Florida (continued)
Series B, 5.00%, 10/01/21	$50	$50,987
JEA Water & Sewer System Revenue RB, Series A, 5.00%, 10/01/21	225	229,462
Lee County School Board (The) COP
5.00%, 08/01/21	200	202,342
Series B, 3.00%, 08/01/21	50	50,344
Series B, 5.00%, 08/01/21	50	50,586
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/21	80	80,605
Series B, 5.00%, 07/01/21	155	156,172
Orange County Convention Center/Orlando RB, 5.00%, 10/01/21	270	275,287
Orange County School Board COP, Series A, 5.00%, 08/01/21	160	161,878
Orlando Utilities Commission RB
5.00%, 10/01/21	200	204,008
Series A, 5.00%, 10/01/21	65	66,303
Series C, 4.00%, 10/01/21	75	76,197
Series C, 5.25%, 10/01/21	145	148,054
Palm Beach County School District COP
Series B, 5.00%, 08/01/21	150	151,768
Series D, 5.00%, 08/01/21	290	293,418
Palm Beach County Solid Waste Authority RB, 5.00%, 10/01/21	75	76,450
Pasco County School Board COP, 5.00%, 08/01/21	75	75,871
Reedy Creek Improvement District GOL, Series A, 5.00%, 06/01/21	475	476,730
School Board of Miami-Dade County (The) COP
Series A, 5.00%, 05/01/21	235	235,000
Series D, 5.00%, 11/01/21	205	209,957
School District of Broward County/FL COP, Series A, 5.00%, 07/01/21	275	277,141
School District of Broward County/FL GO, Series B, 5.00%, 07/01/21	565	569,381
South Broward Hospital District RB, 5.00%, 05/01/21	50	50,000
St. Johns County School Board COP, 5.00%, 07/01/21	75	75,585
State of Florida Department of Transportation Turnpike System Revenue RB
Series A, 5.00%, 07/01/21	910	917,071
Series B, 5.00%, 07/01/21	520	524,040
Series C, 5.00%, 07/01/21	200	201,554
State of Florida GO
Series A, 4.00%, 06/01/21	305	305,899
Series A, 5.00%, 06/01/21	545	547,014
Series A, 5.00%, 07/01/21	460	463,589
Series B, 4.00%, 07/01/21	45	45,280
Series B, 5.00%, 06/01/21	520	521,921
Series C, 5.00%, 06/01/21	110	110,407
Series D, 5.00%, 06/01/21	95	95,351
Series E, 5.00%, 06/01/21	100	100,370
Series F, 5.00%, 06/01/21	150	150,554
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/21	2,245	2,262,445
Series B, 5.00%, 07/01/21	135	136,049
Tampa Bay Water RB, 5.00%, 10/01/21	65	66,303
Volusia County School Board COP, Series A, 5.00%, 08/01/21	35	35,410

		20,438,531

Georgia — 2.0%
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/21	160	163,861
Series B, 5.00%, 11/01/21	250	256,032

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
County of Carroll GA GO, 5.00%, 06/01/21	$280	$281,031
County of DeKalb GA Water & Sewerage Revenue RB, Series B, 5.25%, 10/01/21	1,000	1,021,102
Georgia State Road & Tollway Authority RB
Series A, 5.00%, 06/01/21	150	150,551
Series B, 5.00%, 06/01/21	510	511,873
Gwinnett County School District GO, 5.00%, 08/01/21 (SAW)	200	202,377
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 5.00%, 07/01/21	215	216,660
Series A, 5.25%, 07/01/21 (NPFGC)	250	252,029
Municipal Electric Authority of Georgia RB, Series A, 5.00%, 11/01/21	50	51,174
State of Georgia GO
Series A, 5.00%, 07/01/21	80	80,626
Series A, 5.00%, 08/01/21	200	202,387
Series C, 4.00%, 09/01/21	225	227,880
Series C, 5.00%, 07/01/21	580	584,535
Series C, 5.00%, 10/01/21	450	459,075
Series C, 5.00%, 07/01/22 (PR 07/01/21)	150	151,166
Series E, 5.00%, 12/01/21	145	149,117
Series E-2, 5.00%, 09/01/21	15	15,241
Series I, 5.00%, 07/01/21	470	473,675
Series I, 5.00%, 11/01/21	130	133,157
Series J-1, 4.00%, 07/01/21	450	452,806
Washington Wilkes Payroll Development Authority RB, 0.00%, 12/01/21, (ETM)(a)	220	219,571

		6,255,926

Hawaii — 2.3%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/21	325	327,525
Series A, 4.00%, 07/01/21	245	246,516
Series A, 5.00%, 07/01/21	145	146,115
Series A, 5.25%, 07/01/36 (PR 07/01/21)	900	907,350
Series B, 4.00%, 07/01/21	55	55,340
Series B, 5.00%, 07/01/21	65	65,505
City & County of Honolulu HI GO
5.00%, 08/01/21	125	126,492
Series A, 5.00%, 10/01/21	215	219,336
Series B, 4.00%, 10/01/21	740	751,902
Series B, 5.00%, 10/01/21	60	61,210
Series C, 4.00%, 11/01/21	100	101,937
Series C, 5.00%, 10/01/21	415	423,368
County of Hawaii HI GO, Series A, 5.00%, 09/01/21	255	259,067
Honolulu City & County Board of Water Supply RB, Series A, 5.00%, 07/01/21	490	493,792
State of Hawaii GO
Series DZ, 5.00%, 12/01/29 (PR 12/01/21)	540	555,238
Series DZ, 5.00%, 12/01/30 (PR 12/01/21)	395	406,146
Series DZ-2016, 5.00%, 12/01/26 (PR 12/01/21)	150	154,233
Series DZ-2017, 5.00%, 12/01/21	70	71,963
Series DZ-2017, 5.00%, 12/01/21 (ETM)	25	25,698
Series EA, 4.00%, 12/01/21	30	30,669
Series EA, 5.00%, 12/01/21	145	149,066
Series EE, 5.00%, 11/01/21	80	81,918
Series EF, 5.00%, 11/01/21	485	496,630
Series EH-2017, 5.00%, 08/01/21	195	197,298
Series EY, 5.00%, 10/01/21	250	254,979
Series EZ, 5.00%, 10/01/21	70	71,394
Series FE, 5.00%, 10/01/21	355	362,070
Series FH, 5.00%, 10/01/21	150	152,987

Security	Par (000)	Value

Hawaii (continued)
Series FN, 5.00%, 10/01/21	$10	$10,199

		7,205,943

Illinois — 1.5%
Chicago Transit Authority RB, 5.00%, 06/01/21	200	200,692
Illinois Finance Authority RB
5.00%, 07/01/21	275	277,142
5.00%, 10/01/21	200	203,941
VRDN,0.04%, 12/01/46 (Put 05/07/21)(b)	800	800,000
Illinois State Toll Highway Authority RB, Series A, 5.00%, 12/01/21	250	256,907
Regional Transportation Authority RB
5.75%, 06/01/21 (AGM)	40	40,167
Series A, 6.00%, 07/01/21 (NPFGC)	25	25,230
State of Illinois GO
4.00%, 09/01/21	75	75,888
5.00%, 06/01/21	195	195,680
5.00%, 07/01/21	200	201,473
5.00%, 08/01/21	390	394,379
Series A, 5.00%, 06/01/21	525	526,831
Series A, 5.00%, 12/01/21	300	307,979
Series B, 5.00%, 10/01/21	200	203,787
Series D, 5.00%, 11/01/21	720	736,107
State of Illinois RB, 5.00%, 06/15/21	190	190,882

		4,637,085

Indiana — 0.8%
Ball State University RB, Series R, 5.00%, 07/01/21	175	176,346
Indiana Finance Authority RB
Series A, 4.00%, 10/01/21	100	101,587
Series A, 5.00%, 05/01/21	45	45,000
Series A, 5.00%, 10/01/21	300	306,025
Series A, 5.00%, 12/01/21	315	323,796
Series C, 5.00%, 12/01/21	135	138,801
Indiana University RB
Series A, 5.00%, 06/01/21	45	45,166
Series U, 5.00%, 08/01/21	120	121,426
Series W-2, 5.00%, 08/01/21	320	323,803
Indianapolis Local Public Improvement Bond Bank RB, Series K, 5.00%, 06/01/21 (AGM)	50	50,182
Purdue University RB
VRDN,0.05%, 07/01/33 (Put 05/07/21)(b)	850	850,000
Series CC, 5.00%, 07/01/21	65	65,505
Series DD, 5.00%, 07/01/21	45	45,350

		2,592,987

Iowa — 0.4%
City of Cedar Rapids IA GO, Series A, 5.00%, 06/01/21	265	265,955
City of Des Moines IA GO, Series E, 5.00%, 06/01/21	180	180,664
Iowa Finance Authority RB, 5.00%, 08/01/21	425	430,041
State of Iowa Board of Regents RB, 4.00%, 09/01/21	135	136,692
State of Iowa RB, Series A, 5.00%, 06/01/21	150	150,552

		1,163,904

Kansas — 0.7%
City of Wichita KS GO, Series 811, 5.00%, 06/01/21	150	150,552
Kansas Development Finance Authority RB, Series C, 5.00%, 05/01/21	40	40,000
Kansas Turnpike Authority RB, 3.00%, 09/01/21	415	418,882
Sedgwick County Unified School District No. 259 Wichita GO, Series A, 5.00%, 10/01/21	100	101,996

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kansas (continued)
State of Kansas Department of Transportation RB
Series A, 5.00%, 09/01/21	$835	$848,346
Series B, 5.00%, 09/01/21	625	634,990

		2,194,766

Louisiana — 0.3%
Louisiana Office Facilities Corp. RB, 5.00%, 11/01/21	25	25,581
State of Louisiana Gasoline & Fuels Tax Revenue RB, Series A-1, 4.00%, 05/01/21	20	20,000
State of Louisiana GO
Series A, 4.00%, 09/01/21	225	227,835
Series A, 5.00%, 08/01/21	190	192,239
Series C, 5.00%, 07/15/21	300	302,886
State of Louisiana RB, Series A, 5.00%, 09/01/21	310	314,800

		1,083,341

Maine — 0.4%
Maine Municipal Bond Bank RB
Series B, 5.00%, 11/01/21	215	220,188
Series C, 5.00%, 11/01/21	405	414,760
Maine Turnpike Authority RB, 5.00%, 07/01/21	130	131,002
State of Maine GO, Series B, 5.00%, 06/01/21	370	371,362

		1,137,312

Maryland — 3.1%
City of Baltimore MD GO, Series B, 5.00%, 10/15/21	310	316,818
City of Baltimore MD RB
Series A, 5.00%, 07/01/21	475	478,679
Series D, 5.00%, 07/01/21	290	292,258
County of Baltimore MD COP, 5.00%, 10/01/21	125	127,505
County of Baltimore MD GO
5.00%, 08/01/21	300	303,558
Series B, 4.50%, 09/01/21	60	60,860
County of Carroll MD GO, 5.00%, 11/01/21	100	102,418
County of Harford MD GO, 5.00%, 09/15/21	240	244,277
County of Montgomery MD GO
Series A, 5.00%, 07/01/21	160	161,246
Series A, 5.00%, 11/01/21	1,520	1,556,754
County of Prince George’s MD GO, Series A, 5.00%, 09/15/21	500	508,930
County of Prince George’s MD GOL
Series A, 5.00%, 09/01/21	290	294,626
Series B, 4.00%, 07/15/21	500	503,854
Maryland Health & Higher Educational Facilities Authority RB
Series A, 5.00%, 07/01/21	25	25,194
Series B, 5.00%, 07/01/21	90	90,699
Maryland State Transportation Authority RB, 5.00%, 07/01/21	570	574,457
State of Maryland Department of Transportation RB
5.00%, 06/01/21	95	95,349
5.00%, 09/01/21	730	741,620
5.00%, 10/01/21	50	51,000
5.00%, 12/01/21	105	107,957
State of Maryland GO
First Series, 5.00%, 06/01/21	400	401,476
First Series C, 4.00%, 08/15/21	250	252,748
First Series C, 5.00%, 08/01/21	655	662,785
Series B, 5.00%, 08/01/21	145	146,723
Series C, 5.00%, 08/01/21	1,130	1,143,430
Washington Suburban Sanitary Commission RB, 5.00%, 06/01/21 (GTD)	585	587,153

		9,832,374

Security	Par (000)	Value

Massachusetts — 4.2%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, 5.00%, 06/15/21	$300	$301,680
Commonwealth of Massachusetts GO, Series A, 5.00%, 07/01/21	110	110,856
Commonwealth of Massachusetts GOL
Series A, 4.00%, 07/01/21	350	352,171
Series A, 5.25%, 08/01/21	695	703,680
Series B, 5.00%, 08/01/21	445	450,289
Series B, 5.25%, 08/01/21	400	404,996
Series B, 5.25%, 08/01/21 (AGM)	200	202,498
Series B, 5.25%, 09/01/21 (AGM)	290	294,871
Series C, 5.00%, 10/01/21	260	265,221
Series D, 5.00%, 10/01/24 (PR 10/01/21)	350	357,014
Series D, 5.00%, 10/01/26 (PR 10/01/21)	1,435	1,463,757
Series E, 4.00%, 09/01/21	125	126,592
Commonwealth of Massachusetts RB, Series A, 5.50%, 06/01/21 (AGM)	200	200,813
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/25 (PR 06/01/21)	450	451,656
Massachusetts Bay Transportation Authority RB VRDN,0.06%, 03/01/30 (Put 05/07/21)(b)	1,300	1,300,000
Series A, 0.00%, 07/01/21(a)	200	199,965
Series A, 4.00%, 07/01/21	150	150,931
Series A, 5.00%, 07/01/21	150	151,168
Series C, 5.25%, 07/01/21	40	40,327
Series C, 5.50%, 07/01/21	200	201,716
Massachusetts Clean Water Trust (The) RB
5.25%, 08/01/21	35	35,438
Series 2014, 5.00%, 08/01/21	600	607,146
Massachusetts Health & Educational Facilities Authority RB, Series J-1, VRDN,0.03%, 07/01/31 (Put 05/07/21)(a)(b)	1,100	1,100,000
Massachusetts School Building Authority RB
Series A, 5.00%, 05/15/21 (ETM)	40	40,060
Series A, 5.00%, 08/15/21	685	694,432
Series A, 5.00%, 08/15/21 (ETM)	65	65,886
Series B, 4.00%, 10/15/21	75	76,311
Series B, 5.00%, 10/15/21	315	321,914
Series C, 5.00%, 08/15/21 (ETM)	105	106,446
Massachusetts Water Resources Authority RB
VRDN,0.07%, 11/01/26 (Put 05/07/21)(b)	1,000	1,000,000
Series B, 5.00%, 08/01/36 (PR 08/01/21)	405	409,803
Series F, 5.00%, 08/01/21	160	161,898
Series J, 5.50%, 08/01/21 (AGM)	455	460,946
University of Massachusetts Building Authority RB
5.00%, 11/01/21	120	122,902
Series 1, 4.00%, 11/01/21	50	50,963
Series 2, 5.00%, 11/01/21	35	35,845

		13,020,191

Michigan — 2.3%
Michigan Finance Authority RB
5.00%, 08/01/21	70	70,804
5.00%, 10/01/21	1,275	1,300,499
Michigan State Building Authority RB
5.00%, 10/15/21	100	102,199
Series I, 5.00%, 10/15/21	470	480,337
Series I-A, 5.00%, 10/15/21	160	163,520
Michigan State Hospital Finance Authority RB, Series 200, 4.00%, 11/01/21	250	254,741
Michigan Strategic Fund RB 5.00%, 10/15/21	55	56,066

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Series CC, VRDN,1.45%, 09/01/30 (Put 09/01/21)(b)	$100	$100,396
Royal Oak School District GO, 5.00%, 05/01/21	100	100,000
State of Michigan GO
Series A, 5.00%, 12/01/21	270	277,587
Series B, 5.00%, 11/01/21	235	240,647
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/21	1,230	1,261,758
5.25%, 11/01/21 (AGM)	125	128,145
5.50%, 11/01/21 (AGM)	490	502,929
University of Michigan, VRDN,0.05%, 12/01/29 (Put 05/07/21)(b)	1,995	1,995,000

		7,034,628

Minnesota — 2.8%
County of Hennepin MN GO, Series C, 5.00%, 12/01/21	250	257,055
Metropolitan Council GO
Series B, 5.00%, 09/01/21	75	76,196
Series C, 5.00%, 12/01/21	3,605	3,706,726
Series E, 5.00%, 09/01/21	800	812,760
Minnesota Municipal Power Agency RB, Series A, 4.00%, 10/01/21	10	10,154
State of Minnesota COP, 5.00%, 06/01/21	55	55,203
State of Minnesota GO
Series A, 5.00%, 08/01/21	325	328,863
Series A, 5.00%, 10/01/21	850	867,070
Series B, 5.00%, 08/01/21	150	151,783
Series B, 5.00%, 10/01/21	290	295,812
Series D, 5.00%, 08/01/21	225	227,674
Series D, 5.00%, 10/01/21	245	249,920
Series E, 5.00%, 10/01/21	350	357,029
Series F, 5.00%, 10/01/21	395	402,932
State of Minnesota RB, Series A, 5.00%, 06/01/21	135	135,499
University of Minnesota RB
Series B, 5.00%, 12/01/21	300	308,465
Series D, 5.00%, 12/01/36 (PR 12/01/21)	500	514,109

		8,757,250

Mississippi — 0.8%
State of Mississippi GO
Series A, 5.00%, 10/01/29 (PR 10/01/21)	500	510,020
Series A, 5.00%, 10/01/36 (PR 10/01/21)	945	963,938
Series A, 5.25%, 11/01/21	340	348,622
Series C, 5.00%, 10/01/21	155	158,106
Series F, 5.00%, 11/01/21	340	348,204
Series F, 5.25%, 10/01/21	50	51,053
Series H, 4.00%, 12/01/21	165	168,708

		2,548,651

Missouri — 0.4%
Curators of the University of Missouri/The, Series A, 5.00%, 11/01/21	160	163,861
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/21	225	225,000
Series B, 5.00%, 05/01/21	120	120,000
Series B, 5.00%, 11/01/21	100	102,413
Missouri State Board of Public Buildings RB, Series A, 5.00%, 10/01/21	150	153,006
Missouri State Environmental Improvement & Energy Resources Authority RB, Series A, 5.00%, 07/01/21	525	529,088

		1,293,368

Montana — 0.0%
State of Montana GO, 5.00%, 08/01/21	20	20,237

Security	Par (000)	Value

Nebraska — 0.4%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/21	$275	$279,386
City of Omaha NE GO, Series B, 5.00%, 11/15/21	280	287,291
City of Omaha NE Sewer Revenue RB, 5.00%, 11/15/21	45	46,172
Metropolitan Utilities District of Omaha Water System Revenue RB, 5.00%, 12/01/21	200	205,584
Nebraska Public Power District RB, 5.00%, 07/01/21	50	50,380
University of Nebraska Facilities Corp. RB, Series A, 5.00%, 07/15/21	200	201,944
University of Nebraska RB
5.00%, 07/01/21	70	70,544
Series A, 5.00%, 07/01/21	65	65,505

		1,206,806

Nevada — 1.4%
City of Las Vegas NV GOL, Series A, 5.00%, 06/01/21	130	130,478
Clark County School District GOL
Series A, 5.00%, 06/15/21	360	361,950
Series B, 5.00%, 06/15/21	200	201,083
Series D, 5.00%, 06/15/21	65	65,352
County of Clark Department of Aviation RB
5.00%, 07/01/21	135	136,031
Series A, 5.00%, 07/01/21	175	176,360
Series B, 5.00%, 07/01/21	100	100,764
County of Clark NV GOL
5.00%, 06/01/21	120	120,441
5.00%, 11/01/21	385	394,271
5.00%, 12/01/21	160	164,505
County of Clark NV Passenger Facility Charge Revenue, Series C, 5.00%, 07/01/21	145	146,108
County of Clark NV RB
5.00%, 07/01/21	940	947,228
Series A, 5.00%, 07/01/21	500	503,845
Las Vegas Valley Water District GOL, Series B, 5.00%, 12/01/21	100	102,822
Nevada System of Higher Education RB
4.00%, 07/01/21	75	75,452
Series A, 4.00%, 07/01/21	50	50,301
Series A, 5.00%, 07/01/21	100	100,761
State of Nevada GOL
Series A, 5.00%, 08/01/21	100	101,184
Series B, 5.00%, 11/01/21	245	250,899
Series D, 5.00%, 06/01/21	40	40,147
Series E, 5.00%, 06/01/21	115	115,422
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/21	190	195,350

		4,480,754

New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/21	100	100,767
New Hampshire Municipal Bond Bank RB
Series A, 5.00%, 08/15/21	70	70,966
Series D, 5.00%, 08/15/21	70	70,966
State of New Hampshire GO, Series B, 5.00%, 11/01/21	75	76,817

		319,516

New Jersey — 1.0%
County of Bergen NJ GO, 5.00%, 10/15/21	200	204,408
Monmouth County Improvement Authority (The) RB, 5.00%, 12/01/21 (GTD)	100	102,840

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Building Authority RB
Series A, 5.00%, 06/15/21	$100	$100,540
Series A, 5.00%, 06/15/21 (ETM)	5	5,027
New Jersey Economic Development Authority RB
Series B, 5.00%, 11/01/21 (SAP)	440	450,263
Series DDD, 5.00%, 06/15/21	200	201,080
Series UU, 5.00%, 06/15/21	230	231,243
Series XX, 5.00%, 06/15/21 (SAP)	790	794,268
New Jersey Educational Facilities Authority RB, Series 2014-A, 5.00%, 09/01/21	35	35,540
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/21 (SAP)	120	120,648
Series A-1, 5.00%, 06/15/21	100	100,553
Series AA, 5.00%, 06/15/21 (SAP)	115	115,621
Series B, 5.00%, 06/15/21	135	135,729
State of New Jersey GO
5.00%, 06/01/21	245	245,887
5.25%, 08/01/21	160	161,963
Series T, 5.00%, 06/01/21	195	195,706

		3,201,316

New Mexico — 0.7%
Albuquerque Municipal School District No. 12 GO, 5.00%, 08/01/21	100	101,176
New Mexico Finance Authority RB
Series A, 5.00%, 06/15/21	350	351,960
Series B, 5.00%, 06/15/21	535	537,997
Series C, 5.00%, 06/01/21	100	100,369
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/21	620	624,788
Series B, 4.00%, 07/01/21	230	231,412
Series B, 5.00%, 07/01/21	80	80,615
University of New Mexico (The) RB, Series A, 5.00%, 06/01/21	100	100,364

		2,128,681

New York — 9.9%
City of New York NY GO
4.00%, 08/01/21 (ETM)	25	25,234
5.00%, 08/01/21	505	510,977
5.00%, 08/01/21 (ETM)	165	166,940
Series 1, 5.00%, 08/01/21	50	50,592
Series A, 5.00%, 08/01/21	90	91,065
Series A-1, 4.00%, 08/01/21	200	201,884
Series A-1, 4.00%, 10/01/21	645	655,267
Series A-1, 5.00%, 08/01/21	285	288,373
Series A-4, 5.00%, 08/01/21	245	247,900
Series B, 5.00%, 08/01/21	285	288,373
Series C, 5.00%, 08/01/21	895	905,593
Series C, 5.00%, 08/01/21 (ETM)	15	15,176
Series D-1, 5.00%, 08/01/21	35	35,414
Series E, 5.00%, 08/01/21	125	126,479
Series F, 5.00%, 08/01/21	200	202,367
Series G, 5.00%, 08/01/21	140	141,657
Series H, 5.00%, 08/01/21	345	349,083
Series I, 5.00%, 08/01/21	315	318,728
Series J, 5.00%, 08/01/21	715	723,462
County of Nassau NY GOL, Series C, 5.00%, 10/01/21	150	152,943
County of Westchester NY GO, 2.00%, 10/18/21	1,000	1,008,612
Long Island Power Authority RB
5.00%, 09/01/21	20	20,316
5.00%, 09/01/21 (ETM)	80	81,279

Security	Par (000)	Value

New York (continued)
Series A, 0.00%, 06/01/21 (AGM)(a)	$90	$89,972
Series A, 5.00%, 05/01/21	15	15,000
Series A, 5.00%, 05/01/21 (ETM)	135	135,000
Series B, 5.00%, 09/01/21	205	208,266
Metropolitan Transportation Authority RB
2.00%, 11/01/21	5,000	5,046,437
Series A, 5.00%, 11/15/21	30	30,778
Series A-1, 4.00%, 11/15/21 (ETM)	50	51,039
Series A-1, 5.00%, 11/15/21	110	112,769
Series B, 5.00%, 11/15/21	290	297,299
Series B, 5.25%, 11/15/21 (NPFGC)	250	256,693
Series B, 5.25%, 11/15/21 (NPFGC FGIC)	100	102,677
Series B-2, 5.00%, 11/15/21	210	215,285
Series B-4, 5.00%, 11/15/21	195	200,057
Series C, 5.00%, 11/15/21	280	287,046
Series C-1, 5.00%, 11/15/21	120	123,020
Series D, 5.00%, 11/15/21	255	261,418
Series E, 5.00%, 11/15/21	180	184,530
Series F, 4.00%, 11/15/21	25	25,497
Series F, 5.00%, 11/15/21	335	343,431
Nassau County Interim Finance Authority RB, Series A, 5.00%, 11/15/21	50	51,305
Nassau County Sewer & Storm Water Finance Authority RB, Series A, 5.00%, 10/01/21	215	219,309
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/21	140	141,341
Series S, 5.00%, 07/15/21 (ETM SAW)	125	126,200
Series S-1, 5.00%, 07/15/21 (ETM SAW)	480	484,655
Series S-1, 5.00%, 07/15/21 (SAW)	100	100,970
Series S-2, 5.00%, 07/15/21 (ETM SAW)	15	15,144
New York City Transitional Finance Authority Future Tax Secured Revenue RB
0.02%, 11/01/36 (Put 05/07/21)(b)	3,400	3,400,000
5.00%, 11/01/21	125	128,023
Series A, 5.00%, 11/01/21	110	112,660
Series A-1, 5.00%, 11/01/21	475	486,486
Series B, 5.00%, 11/01/21	100	102,418
Series B-1, 5.00%, 11/01/21	100	102,418
Series C, 5.00%, 11/01/21	840	860,312
Series C-1, 5.00%, 05/01/21	250	250,000
Series D, 5.00%, 11/01/21	200	204,836
Series E, 5.00%, 11/01/21	150	153,627
Series F-1, 5.00%, 05/01/21	165	165,000
Series I, 5.00%, 05/01/21	95	95,000
New York City Water & Sewer System RB
Series DD, 5.00%, 06/15/21	125	125,700
Series EE, 4.00%, 06/15/21	80	80,357
Series FF, 5.00%, 06/15/21	150	150,840
Series G, VRDN,0.06%, 06/15/41 (Put 05/07/21)(b)	880	880,000
New York Convention Center Development Corp. RB, 5.00%, 11/15/21	200	204,697
New York Municipal Bond Bank Agency RB, Series A, 5.00%, 12/01/21 (SAW)	110	113,111
New York State Dormitory Authority RB
0.00%, 08/01/21 (SAP)(a)	80	79,956
4.00%, 05/15/21	90	90,107
5.00%, 05/15/21	150	150,225
5.00%, 08/15/21 (SAP)	150	152,022
5.00%, 10/01/21 (SAW)	125	127,505

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 07/01/21	$260	$262,006
Series A, 5.00%, 10/01/21 (AGM)	75	76,503
Series A, 5.00%, 10/01/21 (SAW)	535	545,632
Series A, 5.50%, 05/15/21 (AMBAC NPFGC)	100	100,166
Series B, 4.00%, 10/01/21 (SAW)	225	228,591
Series B, 5.00%, 07/01/21	110	110,848
Series D, 5.00%, 08/15/21	70	70,960
Series D, 5.00%, 10/01/21 (BAM SAW)	225	229,537
Series E, 5.00%, 08/15/21	310	314,251
Series F, 5.00%, 10/01/21 (BAM SAW)	45	45,907
New York State Environmental Facilities Corp. RB
Series A, 5.00%, 06/15/21	1,175	1,181,567
Series B, 5.00%, 06/15/21	100	100,559
Series B, 5.00%, 11/15/21	375	384,764
Series E, 5.00%, 05/15/21	95	95,142
Port Authority of New York & New Jersey RB
5.00%, 10/15/21	160	163,512
Series 173, 4.00%, 12/01/21	30	30,674
Series 175, 5.00%, 12/01/21	55	56,552
Series 189, 5.00%, 05/01/21	110	110,000
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/21	165	168,614
Triborough Bridge & Tunnel Authority RB
5.50%, 11/15/21 (NPFGC)	205	210,825
Series A, 4.00%, 11/15/21	65	66,330
Series A, 5.00%, 11/15/21	80	82,087
Series A, VRDN,0.06%, 11/01/41 (Put 05/07/21)(b)	1,000	1,000,000
Series B, 4.00%, 11/15/21	305	311,341
Series B, 5.00%, 11/15/21	660	677,221
Series C, 5.00%, 11/15/21	175	179,566

		30,751,307

North Carolina — 4.0%
City of Asheville NC Water System Revenue RB, 4.00%, 08/01/21	50	50,472
City of Charlotte NC COP, Series A, 5.00%, 12/01/21	495	508,822
City of Charlotte NC GO, 5.00%, 12/01/21	285	293,042
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/21	355	357,759
5.00%, 12/01/21	50	51,411
Series B, 0.05%, 07/01/36 (Put 05/07/21)(b)	4,450	4,450,000
City of Durham NC GO, Series C, 5.00%, 07/01/21	50	50,389
City of Raleigh NC Combined Enterprise System Revenue RB, Series B, 5.00%, 12/01/21	135	138,809
City of Raleigh NC GO, Series A, 4.00%, 09/01/21	50	50,635
City of Raleigh NC RB, Series A, 5.00%, 10/01/21	40	40,802
County of Buncombe NC RB 5.00%, 06/01/21	65	65,239
Series A, 5.00%, 06/01/21	595	597,190
County of Durham NC GO
5.00%, 10/01/21	160	163,220
5.00%, 11/01/21	110	112,665
County of Forsyth NC GO
4.00%, 12/01/21	10	10,226
5.00%, 07/01/21	50	50,391
County of Guilford NC GO, Series D, 5.00%, 08/01/21	250	252,965
County of Mecklenburg NC GO
Series A, 5.00%, 09/01/21	200	203,203
Series A, 5.00%, 12/01/21	570	586,152
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/21	320	326,440
County of New Hanover NC GO, 5.00%, 08/01/21	300	303,558

Security	Par (000)	Value

North Carolina (continued)
County of Wake NC GO, Series A, 5.00%, 05/01/21	$215	$215,000
County of Wake NC RB
Series A, 5.00%, 08/01/21	820	829,726
Series A, 5.00%, 12/01/21	75	77,116
North Carolina State University at Raleigh RB, Series A, 5.00%, 10/01/21	100	102,000
State of North Carolina GO
5.00%, 06/01/21	430	431,586
Series A, 5.00%, 06/01/21	225	225,830
Series C, 4.00%, 05/01/21	490	490,000
Series C, 5.00%, 05/01/21	120	120,000
Series D, 4.00%, 06/01/21	100	100,294
State of North Carolina RB
Series B, 5.00%, 06/01/21	400	401,469
Series C, 5.00%, 05/01/29 (PR 05/01/21)	750	750,000
University of North Carolina at Chapel Hill RB, 0.00%, 08/01/21(a)	55	54,975

		12,461,386

Ohio — 3.7%
City of Columbus OH GO
Series 1, 5.00%, 07/01/21	440	443,426
Series 2012-3, 5.00%, 08/15/21	225	228,104
Series A, 4.00%, 08/15/21	115	116,264
Series A, 5.00%, 08/15/21	305	309,208
City of Columbus OH GOL
Series 2012-4, 4.00%, 08/15/21	20	20,220
Series B, 5.00%, 08/15/21	70	70,966
Cleveland State University RB, 5.00%, 06/01/21	55	55,194
Columbus City School District GO, Series A, 5.00%, 12/01/21	105	107,950
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/21	250	250,920
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/21	545	559,929
Miami University/Oxford OH RB, 5.00%, 09/01/21	325	330,173
Northeast Ohio Regional Sewer District RB, 5.00%, 11/15/21	70	71,823
Ohio State Building Authority RB
5.00%, 10/01/21	180	183,615
Series A, 5.00%, 10/01/21	25	25,502
Ohio State University (The) RB
Series A, 5.00%, 06/01/21	50	50,184
Series D, 5.00%, 12/01/21	75	77,116
Ohio Water Development Authority RB
Series A, 5.00%, 06/01/21	305	306,123
Series C, 5.00%, 06/01/21	200	200,736
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/21	25	25,092
5.00%, 12/01/21	640	658,060
5.50%, 06/01/21	250	251,014
Series B, 5.00%, 12/01/21	150	154,233
State of Ohio GO
5.00%, 09/01/21	150	152,398
Series A, 5.00%, 05/01/21	130	130,000
Series A, 5.00%, 08/01/21	85	86,010
Series A, 5.00%, 09/01/21	50	50,799
Series A, 5.00%, 09/15/21	635	646,364
Series A, 5.00%, 02/01/29 (PR 08/01/21)	4,680	4,735,507
Series B, 5.00%, 08/01/21	525	531,240
Series B, 5.00%, 09/01/21	135	137,158
Series C, 5.00%, 09/15/21	165	167,953

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Series R, 5.00%, 05/01/21	$20	$20,000
Series T, 5.00%, 11/01/21	200	204,836
State of Ohio RB
5.00%, 10/01/21	60	61,192
Series A, 5.00%, 10/01/21	210	214,173

		11,633,482

Oklahoma — 0.5%
Grand River Dam Authority RB, Series A, 5.00%, 06/01/21	730	732,614
Oklahoma Capital Improvement Authority RB
5.00%, 10/01/21	160	163,146
Series B, 5.00%, 07/01/21	315	317,402
Series C, 5.00%, 07/01/21	70	70,534
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/21	160	161,243
Oklahoma Development Finance Authority RB, Series A, 5.00%, 08/15/21	45	45,591
University of Oklahoma (The) RB, Series C, 5.00%, 07/01/21	150	151,117

		1,641,647

Oregon — 2.5%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 05/01/21	150	150,000
Series A, 5.00%, 06/01/21	625	627,305
Series A, 5.00%, 08/01/21	245	247,912
Series A, 5.00%, 10/01/21	60	61,205
Series B, 5.00%, 10/01/21	100	102,008
City of Portland OR Water System Revenue RB, Series A, 4.00%, 10/01/21	425	431,800
City of Salem OR GO, 5.00%, 06/01/21	235	235,871
Clackamas County School District No. 12 North Clackamas GO, 5.00%, 06/15/21 (GTD)	150	150,839
County of Multnomah OR GOL, 5.00%, 06/01/21	500	501,840
Lane Community College GO, 4.00%, 06/15/21 (GTD)	65	65,289
Marion & Clackamas Counties School District No. 4J Silver Falls/OR GO, 4.00%, 06/15/21 (GTD)	75	75,330
Metro/OR GO, Series A, 5.00%, 06/01/21	200	200,736
Oregon Health & Science University RB, Series A, 5.00%, 07/01/21	320	322,435
Oregon State Facilities Authority RB, Series A, 5.00%, 11/15/21	65	66,604
Portland Community College District GO, 5.00%, 06/15/21	205	206,146
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/21 (GTD)(a)	100	99,977
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/21	295	302,682
Series C, 5.00%, 11/15/21	400	410,415
State of Oregon GO
5.00%, 11/01/21	1,075	1,100,940
Series C, 5.00%, 06/01/21	200	200,736
Series D, 5.00%, 06/01/21	540	541,988
Series F, 5.00%, 05/01/21	340	340,000
Series H, 5.00%, 05/01/21	350	350,000
Series J, 5.00%, 05/01/21	80	80,000
Tri-County Metropolitan Transportation District of Oregon RB, Series A, 5.00%, 10/01/21	150	152,943
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/15/21 (GTD)	540	543,018
Series B, 4.00%, 06/15/21 (GTD)	125	125,556

Security	Par (000)	Value

Oregon (continued)
Washington County Clean Water Services RB, Series A, 5.00%, 10/01/21	$55	$56,102

		7,749,677

Pennsylvania — 2.2%
City of Philadelphia PA GO, Series A, 5.00%, 08/01/21	125	126,452
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 07/01/21	200	201,522
Commonwealth of Pennsylvania GO
5.00%, 07/15/21	120	121,159
First Series, 5.00%, 06/01/21	225	225,826
First Series, 5.00%, 06/15/21	200	201,116
First Series, 5.00%, 07/01/21	425	428,295
First Series, 5.00%, 08/15/21	125	126,718
First Series, 5.00%, 09/15/21	65	66,158
First Series, 5.00%, 11/15/21	475	487,342
First Series, 5.00%, 11/15/24 (PR 11/15/21)	100	102,604
Second Series, 5.00%, 07/01/21	75	75,582
Second Series, 5.00%, 09/15/21	200	203,564
Second Series, 5.00%, 10/15/21	60	61,314
Series D, 5.00%, 08/15/21	100	101,374
Series T, 5.00%, 07/01/21	180	181,396
County of Chester PA GO
5.00%, 11/15/21	30	30,781
5.00%, 11/15/31 ( 11/15/21) PR	975	1,000,387
Delaware County Authority RB, 5.00%, 08/01/21	160	161,838
Pennsylvania Higher Educational Facilities Authority RB
Series A, 5.00%, 05/01/21 (ETM)	15	15,000
Series A, 5.25%, 05/01/41 (PR 05/01/21)	2,060	2,060,000
Series AN, 5.00%, 06/15/21	25	25,139
Pennsylvania Turnpike Commission RB
0.00%, 12/01/21(a)	20	19,947
Series A, 5.00%, 12/01/21	320	329,063
Series A, 5.25%, 07/15/21 (AGM)	100	101,017
Series B, 5.00%, 12/01/23 (PR 12/01/21)	450	462,698

		6,916,292

Rhode Island — 0.7%
Rhode Island Commerce Corp RB, Series A, 5.00%, 06/15/21	255	256,405
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/21	770	782,256
Rhode Island Infrastructure Bank RB, Series B, 5.00%, 10/01/21	115	117,300
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
Series B, 4.00%, 10/01/21	145	147,308
Series C, 5.00%, 10/01/21	280	285,611
State of Rhode Island GO
Series A, 5.00%, 05/01/21	100	100,000
Series D, 5.00%, 08/01/21	400	404,744

		2,093,624

South Carolina — 0.7%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/21	145	149,100
County of Charleston SC GO, Series A, 5.00%, 11/01/21	155	158,740
Grand Strand Water & Sewer Authority RB, 5.00%, 06/01/21	265	265,975
SCAGO Educational Facilities Corp. for Picknes School District RB, 5.00%, 12/01/21	65	66,758
South Carolina Public Service Authority RB
Series B, 4.00%, 12/01/21	55	56,220
Series B, 5.00%, 12/01/21	165	169,607

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
Series B, 5.00%, 12/01/21 (ETM)	$40	$41,105
South Carolina Transportation Infrastructure Bank RB
Series A, 5.00%, 10/01/21	440	448,542
Series B, 5.00%, 10/01/21	300	305,824
State of South Carolina GO
Series A, 4.00%, 06/01/21	290	290,857
Series A, 5.00%, 07/01/21 (SAW)	300	302,346

		2,255,074

Tennessee — 1.3%
City of Johnson City TN GO, Series A, 5.00%, 06/01/21	200	200,736
City of Memphis TN GO, 5.00%, 06/01/21	500	501,840
County of Sumner TN GO
5.00%, 06/01/21	125	125,459
5.00%, 12/01/21	190	195,350
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB, Series D, 4.00%, 10/01/21	340	345,214
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/21	425	428,289
Series C, 5.00%, 07/01/21	270	272,089
State of Tennessee GO
Series A, 5.00%, 08/01/21	830	839,844
Series A, 5.00%, 09/01/21	50	50,798
Series B, 5.00%, 08/01/21	250	252,965
Series B, 5.00%, 11/01/21	75	76,810
Tennessee State School Bond Authority RB, Series B, 5.00%, 11/01/21	770	788,580

		4,077,974

Texas — 9.5%
Austin Independent School District GO
5.00%, 08/01/21 (PSF)	195	197,318
Series A, 5.00%, 08/01/21 (PSF)	125	126,486
Series B, 5.00%, 08/01/21	50	50,594
Central Texas Turnpike System RB
First Series, 0.00%, 08/15/21 (AMBAC)(a)	375	374,853
Series A, 0.00%, 08/15/21 (AMBAC)(a)	100	99,880
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/21	120	123,131
City of Austin TX GOL
5.00%, 09/01/21	600	609,590
Series A, 4.00%, 09/01/21	50	50,637
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 05/15/21	105	105,158
5.00%, 05/15/21 (ETM)	85	85,124
5.00%, 11/15/21	135	138,414
5.00%, 11/15/21 (ETM)	100	102,536
Series A, 5.00%, 05/15/21	165	165,248
Series A, 5.00%, 11/15/21	5	5,130
Series A, 5.00%, 11/15/21 (ETM)	20	20,504
City of Corpus Christi TX Utility System Revenue RB 5.00%, 07/15/21	155	156,485
Series C, 5.00%, 07/15/21	50	50,479
City of Dallas TX Waterworks & Sewer System Revenue RB 5.00%, 10/01/21	65	66,308
Series A, 5.00%, 10/01/21	110	112,214
City of El Paso TX GOL, 4.00%, 08/15/21	110	111,209
City of Houston TX Airport System Revenue RB, Series B, 5.00%, 07/01/21	775	780,909

Security	Par (000)	Value

Texas (continued)
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/21	$110	$112,858
Series C, 5.00%, 05/15/21	180	180,269
Series D, 5.00%, 11/15/21	245	251,366
City of San Marcos TX GOL, 5.00%, 08/15/21	40	40,543
County of Denton TX GOL, 5.00%, 07/15/21	125	126,200
County of Harris TX, 5.00%, 10/01/21	100	102,017
County of Harris TX GOL
Series A, 5.00%, 08/15/21	55	55,762
Series A, 5.00%, 10/01/21	95	96,916
Series B, 5.00%, 10/01/21	100	102,017
County of Harris TX RB 5.00%, 08/15/21	145	147,009
Series A, 5.00%, 08/15/21	125	126,732
Dallas Area Rapid Transit RB
Series A, 5.00%, 12/01/21	365	375,192
Series B, 4.00%, 12/01/21	140	143,105
Series B, 5.00%, 12/01/21	55	56,536
Dallas Independent School District GO, 4.00%, 08/15/21 (PSF)	70	70,768
Dallas/Fort Worth International Airport RB
Series E, 5.00%, 11/01/21	150	153,552
Series F, 5.00%, 11/01/21	180	184,262
Series G, 5.00%, 11/01/21	85	87,013
Denton Independent School District GO, Series A, 5.00%, 08/15/21 (PSF)	100	101,380
DeSoto Independent School District GO, 0.00%, 08/15/21 (PSF)(a)	250	249,916
Fort Bend Independent School District GO, 5.00%, 08/15/21 (PSF)	315	319,346
Frisco Independent School District GO 5.00%, 08/15/21 (PSF)	140	141,936
Series A, 4.50%, 08/15/21 (PSF)	70	70,870
Grapevine-Colleyville Independent School District GO 5.00%, 08/15/21 (PSF)	55	55,759
Series A, 5.00%, 08/15/21	45	45,620
Harris County Cultural Education Facilities Finance Corp. RB 5.00%, 10/01/21	30	30,595
Series A, 5.00%, 11/15/21	105	107,705
Harris County Flood Control District RB, Series A, 5.25%, 10/01/21	230	234,854
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/21	150	152,078
Keller Independent School District/TX GO, Series A, 5.00%, 08/15/21 (PSF)	285	288,924
Klein Independent School District GO, Series B, 5.00%, 08/01/21	100	101,186
Laredo Community College District GOL, 5.00%, 08/01/21	65	65,763
Leander Independent School District GO 0.00%, 08/15/21 (PSF)(a)	175	174,927
Series A, 0.00%, 08/15/21 (PSF)(a)	500	499,791
Series B, 0.00%, 08/15/21(a)	150	149,895
Series D, 0.00%, 08/15/21 (PSF)(a)	50	49,979
Lewisville Independent School District GO
Series A, 5.00%, 08/15/21 (PSF)	150	152,070
Series B, 4.00%, 08/15/21	285	288,125
Lone Star College System GOL, Series A, 5.00%, 08/15/21	145	146,996
Lower Colorado River Authority RB
5.00%, 05/15/21	350	350,519
Series A, 5.00%, 05/15/21	355	355,526

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series B, 5.00%, 05/15/21	$180	$180,268
Magnolia Independent School District/TX GO, 5.00%, 08/15/21	60	60,826
Manor Independent School District GO
5.00%, 08/01/21 (PSF)	5	5,059
5.00%, 08/01/21 (ETM) (PSF)	10	10,117
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/21	145	148,440
Series B, 5.00%, 11/01/21	230	235,457
North Texas Municipal Water District RB, 5.00%, 06/01/21	465	466,715
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Revenue RB, 5.00%, 06/01/21	435	436,604
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/21	465	472,417
North Texas Tollway Authority RB
Series A, 5.00%, 09/01/21 (ETM)	20	20,316
Series A, 5.50%, 09/01/36 (PR 09/01/21)	820	834,274
Series D, 5.00%, 09/01/28 (PR 09/01/21)	800	812,627
Series D, 5.00%, 09/01/29 (PR 09/01/21)	155	157,446
Series D, 5.00%, 09/01/32 (PR 09/01/21)	270	274,262
Series D, 5.25%, 09/01/27 (PR 09/01/21)	1,500	1,524,894
Northside Independent School District GO 5.00%, 08/15/21 (PSF)	265	268,656
Series A, 4.00%, 08/15/21 (PSF)	40	40,440
Permanent University Fund - Texas A&M University System RB, 5.00%, 07/01/21	430	433,348
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/21	160	161,243
Series A, VRDN,0.05%, 07/01/38 (Put 05/07/21)(b)	1,895	1,895,000
Port Authority of Houston of Harris County Texas GO, Series A, 5.00%, 10/01/21	125	127,468
San Antonio Water System RB
5.00%, 05/15/21	100	100,151
Series A, 5.00%, 05/15/21	50	50,075
Series A, 5.00%, 05/15/21 (ETM)	5	5,007
Series B, 5.00%, 05/15/21	160	160,241
South Texas College GOL, 5.00%, 08/15/21	70	70,954
Southwest Higher Education Authority Inc. RB, 5.00%, 10/01/21	140	142,747
Spring Independent School District GO, 5.00%, 08/15/21 (PSF)	250	253,449
State of Texas GO
5.00%, 10/01/21	305	311,125
Series A, 5.00%, 08/01/21	35	35,416
Series A, 5.00%, 10/01/21	620	632,451
Series C, 5.00%, 08/01/21	20	20,238
Series D, 5.00%, 05/15/21	200	200,301
Series G, 5.00%, 08/01/21	100	101,189
State of Texas RB, 4.00%, 08/26/21	3,500	3,543,048
Tarrant County Cultural Education Facilities Finance Corp. RB, 5.00%, 12/01/21	90	92,486
Tarrant Regional Water District RB, 6.00%, 09/01/21	540	550,403
Texas Transportation Commission State Highway Fund RB, First Series, 5.00%, 10/01/21	740	754,892
Texas Water Development Board RB, Series A, 5.00%, 10/15/21	275	281,048
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/21	195	197,313

Security	Par (000)	Value

Texas (continued)
University of Texas System (The) RB
VRDN,0.03%, 08/01/32 (Put 05/07/21)(b)	$2,345	$2,345,000
Series A, 4.00%, 08/15/21	90	90,987
Series B, 4.00%, 08/15/21	80	80,877
Series B, 5.00%, 08/15/21	155	157,134
Series C, 5.00%, 08/15/21	280	283,855
Series D, 5.00%, 08/15/21	150	152,065
Series I, 5.00%, 08/15/21	260	263,580

		29,519,993

Utah — 1.0%
Intermountain Power Agency RB, Series A, 5.00%, 07/01/21	295	297,273
Metropolitan Water District of Salt Lake & Sandy RB, Series A, 4.00%, 07/01/21	100	100,619
State of Utah GO
5.00%, 07/01/21	475	478,707
Series 2011-A, 5.00%, 07/01/24 (PR 07/01/21)	860	866,683
Series A, 4.00%, 07/01/21	35	35,218
Series A, 5.00%, 07/01/22 (PR 07/01/21)	95	95,738
Series A, 5.00%, 07/01/26 (PR 07/01/21)	400	403,108
University of Utah (The) RB, Series A, 5.00%, 08/01/21	175	177,075
Utah State Building Ownership Authority RB, 5.00%, 05/15/21	580	580,862
Utah Transit Authority RB, Series A, 5.00%, 06/15/21	105	105,576

		3,140,859

Vermont — 0.2%
Vermont Municipal Bond Bank RB, Series 3, 5.00%, 12/01/21	565	580,943

Virginia — 5.1%
City of Alexandria VA GO, Series A, 5.00%, 07/15/21 (SAW)	35	35,339
City of Norfolk VA GO, 5.00%, 08/01/21 (SAW)	80	80,951
City of Norfolk VA Water Revenue RB, 5.00%, 11/01/21	150	153,627
City of Richmond VA GO, Series B, 5.00%, 07/15/21	145	146,409
City of Virginia Beach VA GO, Series B, 5.00%, 09/15/21 (SAW)	75	76,334
Commonwealth of Virginia GO, Series A, 5.00%, 06/01/21	140	140,519
County of Arlington VA GO
Series A, 4.00%, 08/01/29 (PR 08/01/21)	2,000	2,018,890
Series A, 5.00%, 08/01/21	155	156,846
Series A, 5.00%, 08/15/21	210	212,904
County of Fairfax VA GO
Series A, 5.00%, 10/01/21 (SAW)	920	938,437
Series A, 5.00%, 10/01/25 (PR 10/01/21) (SAW)	1,250	1,275,050
Series A, 5.00%, 10/01/29 (PR 10/01/21) (SAW)	1,100	1,122,044
Series C, 5.00%, 10/01/21 (SAW)	350	357,014
County of Fairfax VA Sewer Revenue RB, 5.00%, 07/15/24 (PR 07/15/21)	580	585,614
County of Henrico VA GO, 5.00%, 07/15/21	380	383,693
County of Loudoun VA GO
Series A, 5.00%, 12/01/21	40	41,133
Series A, 5.00%, 12/01/21 (SAW)	645	663,277
Fairfax County Economic Development Authority RB, Series A, 5.00%, 10/01/21	80	81,603
Virginia College Building Authority RB
5.00%, 09/01/21 (ST INTERCEPT)	65	66,036
5.00%, 09/01/21 (ETM) (ST INTERCEPT)	375	380,829
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/21	825	826,235
5.00%, 09/15/21	340	346,059
5.00%, 05/15/25 (PR 05/15/21) (SAP)	1,175	1,176,762
5.00%, 05/15/32 (PR 05/15/21) (SAP)	1,600	1,602,399
Series B, 5.00%, 09/15/21	75	76,337

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Virginia Public Building Authority RB, Series B, 5.00%, 08/01/21	$395	$399,695
Virginia Public School Authority RB
5.00%, 08/01/21 (SAW)	450	455,323
Series A, 5.00%, 08/01/21 (SAW)	35	35,414
Series B, 4.00%, 08/01/26 (PR 08/01/21) (NPFGC)	525	529,959
Series B, 5.00%, 08/01/21 (NPFGC)	185	187,190
Series C, 5.00%, 08/01/21 (SAW)	100	101,184
Virginia Resources Authority Clean Water Revolving Fund RB
5.00%, 10/01/21	385	392,748
Series B, 5.00%, 10/01/21	190	193,824
Virginia Resources Authority RB
5.00%, 11/01/21	405	414,813
Series B, 5.00%, 11/01/21	240	245,815
Series B, 5.00%, 11/01/21 (SAW)	30	30,727
Series C, 5.00%, 11/01/21	100	102,423

		16,033,456

Washington — 4.6%
Auburn School District No. 408 of King & Pierce Counties GO, Series B, 4.00%, 12/01/21 (GTD)	75	76,685
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/21	300	307,239
City of Bellevue WA GOL, 5.00%, 12/01/21	525	539,815
City of Seattle WA GO, 5.00%, 12/01/21	460	472,980
City of Seattle WA GOL 5.00%, 09/01/21	110	111,755
Series A, 5.00%, 11/01/21	425	435,255
City of Seattle WA Municipal Drainage & Wastewater Revenue RB, 5.00%, 09/01/21	70	71,117
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/21	295	299,705
Series C, 5.00%, 09/01/21	75	76,196
City of Seattle WA Water System Revenue RB
5.00%, 05/01/21	120	120,000
5.00%, 09/01/21	700	711,165
City of Vancouver WA GOL, Series B, 5.00%, 12/01/21	245	251,913
County of Clark WA GOL, 5.00%, 12/01/21	50	51,411
County of King WA GO, 5.00%, 12/01/21	125	128,549
County of King WA GOL
5.00%, 06/01/21	80	80,296
5.00%, 07/01/21	160	161,251
5.00%, 12/01/21	60	61,704
Series B, 5.00%, 12/01/21	115	118,265
Series E, 4.00%, 06/01/21	100	100,295
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/21	325	327,541
County of Pierce WA GOL, Series A, 5.00%, 08/01/21	115	116,364
County of Snohomish WA GOL, 5.00%, 12/01/21	210	215,926
Energy Northwest RB, Series A, 5.00%, 07/01/21	665	670,189
Franklin County School District No. 1 Pasco GO, 4.00%, 12/01/21 (GTD)	180	184,013
King & Snohomish Counties School District No 417 Northshore, 5.00%, 12/01/21	250	257,069
King County Public Hospital District No. 2 GO, 5.00%, 12/01/21	50	51,411
King County School District No. 405 Bellevue GO, Series A, 5.00%, 12/01/21 (GTD)	175	179,918
Lewis County Public Utility District No. 1 RB, 5.00%, 10/01/21	45	45,900
Pierce County School District No. 416 White River GO, 5.00%, 12/01/21 (GTD)	50	51,411

Security	Par (000)	Value

Washington (continued)
Pierce County School District No. 83 University Place GO, 4.00%, 12/01/21 (GTD)	$100	$102,247
Port of Seattle WA RB
Series A, 4.00%, 08/01/21	140	141,219
Series A, 5.00%, 08/01/21	150	151,668
Series A, 5.25%, 07/01/21 (NPFGC)	235	236,911
Public Utility District No. 1 of Cowlitz County WA RB, Series A, 5.00%, 09/01/21	25	25,390
Snohomish County Public Utility District No. 1 RB, 4.00%, 12/01/21	195	199,405
Snohomish County School District No. 15 Edmonds GO, 5.00%, 12/01/21 (GTD)	180	185,079
Snohomish County School District No. 2 Everett GO
4.00%, 12/01/21 (GTD)	100	102,253
5.00%, 12/01/21 (GTD)	210	215,938
State of Washington COP
5.00%, 07/01/21	100	100,777
Series A, 5.00%, 07/01/21	455	458,536
Series B, 4.00%, 07/01/21	225	226,392
State of Washington GO
5.00%, 06/01/21	25	25,092
5.00%, 06/01/21 (ETM)	75	75,270
Series 03-C, 0.00%, 06/01/21 (NPFGC)(a)	115	114,989
Series 2016A, 5.00%, 07/01/21	240	241,869
Series A, 5.00%, 07/01/21	250	251,947
Series A, 5.00%, 08/01/21	100	101,189
Series A, 5.00%, 08/01/29 (PR 08/01/21)	1,200	1,214,233
Series B, 5.00%, 07/01/21	415	418,232
Series B, 5.00%, 08/01/21	270	273,209
Series C, 0.00%, 06/01/21 (NPFGC)(a)	200	199,981
Series D, 5.00%, 07/01/21	100	100,779
Series R, 5.00%, 07/01/21	450	453,504
Series R-2013A, 5.00%, 07/01/21	135	136,051
Series R-2015, 5.00%, 07/01/21	215	216,674
Series R-2015-E, 5.00%, 07/01/21	515	519,010
Series R-C, 5.00%, 07/01/21	255	256,986
Series B, 5.00%, 08/01/21	115	116,367
State of Washington RB
Series C, 5.00%, 09/01/21	385	391,141
Series F, 5.00%, 09/01/21	215	218,429
University of Washington RB
5.00%, 07/01/21	35	35,271
Series A, 5.00%, 07/01/21	430	433,341
Series B, 5.00%, 06/01/21	25	25,092
Series C, 5.00%, 07/01/21	55	55,426

		14,295,235

West Virginia — 0.4%
State of West Virginia GO
5.00%, 11/01/21	200	204,786
Series A, 5.00%, 11/01/21	385	394,212
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/21	250	253,921
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/21	175	176,340
West Virginia University RB, Series B, 5.00%, 10/01/21	25	25,501
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/21	100	100,769

		1,155,529

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 1.7%
City of Milwaukee WI GO
5.00%, 05/01/21	$25	$25,000
Series N-3, 5.00%, 05/15/21	95	95,138
Milwaukee County Metropolitan Sewer District GO, Series A, 5.25%, 10/01/21	150	153,140
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 4.00%, 06/01/21 (ETM)	255	255,738
Series 1, 5.00%, 06/01/21 (ETM)	100	100,364
Series 2, 5.00%, 06/01/21 (ETM)	30	30,109
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/21	425	426,574
State of Wisconsin GO
Series 1, 5.00%, 05/01/21	635	635,000
Series 1, 5.00%, 11/01/21	445	455,760
Series 2, 4.00%, 11/01/21	335	341,454
Series 2, 5.00%, 05/01/21	155	155,000
Series 3, 5.00%, 11/01/21	705	722,047
Series A, 5.00%, 05/01/21	205	205,000
Series B, 5.00%, 05/01/21	50	50,000
Wisconsin Department of Transportation RB
First Series, 5.00%, 07/01/21	405	408,167
Series 1, 5.00%, 07/01/21	605	609,730
Series 1, 5.00%, 07/01/21 (ETM)	90	90,699
Series 2, 5.00%, 07/01/21	130	131,017

Security	Par/ Shares (000)	Value

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority RB, 4.00%, 11/15/21	$50	$51,029
WPPI Energy RB, Series A, 5.00%, 07/01/21	385	387,811

		5,328,777

Total Municipal Debt Obligations — 100.4% (Cost: $312,682,121)		313,418,507

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Liquidity Funds: MuniCash, 0.01%(c)(d)	630	630,593

Total Short-Term Investments — 0.2% (Cost: $630,562)		630,593

Total Investments in Securities — 100.6% (Cost: $313,312,683)		314,049,100

Other Assets, Less Liabilities — (0.6)%		(1,960,391)

Net Assets — 100.0%		$312,088,709

(a)	Zero-coupon bond.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$275,859	$354,677	(a)	$—	$24	$33	$630,593	630	$66	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$313,418,507	$—	$313,418,507
Money Market Funds	630,593	—	—	630,593

	$630,593	$313,418,507	$—	$314,049,100

See notes to financial statements.

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.9%
Alabama Federal Aid Highway Finance Authority RB
4.00%, 09/01/22	$375	$394,103
5.00%, 09/01/22	100	106,417
5.00%, 09/01/23 (PR 09/01/22)	150	159,709
Series A, 5.00%, 09/01/22	250	266,251
Alabama Public School & College Authority RB
Series A, 5.00%, 02/01/22	90	93,268
Series B, 5.00%, 01/01/22	570	588,376
Series B, 5.00%, 05/01/22	410	429,908
City of Huntsville AL GOL, Series C, 5.00%, 11/01/22	170	182,307
City of Huntsville AL Water Revenue RB, 5.00%, 11/01/22	180	193,031
State of Alabama GO, Series A, 5.00%, 08/01/22	790	838,022

		3,251,392

Alaska — 0.1%
Municipality of Anchorage AK GO, Series B, 5.00%, 09/01/22	255	271,399

Arizona — 3.3%
Arizona Board of Regents COP
Series A, 5.00%, 06/01/22	140	147,212
Series B, 5.00%, 06/01/22	75	78,864
Series C, 5.00%, 06/01/22	140	146,979
Arizona Department of Transportation State Highway Fund Revenue RB
Series A, 5.00%, 07/01/22	745	787,339
Series A, 5.00%, 07/01/27 (PR 07/01/22)	415	438,235
Series A, 5.00%, 07/01/34 (PR 07/01/22)	1,100	1,162,248
Arizona State University RB
Series A, 5.00%, 07/01/22	265	280,092
Series B, 5.00%, 07/01/22	100	105,695
Arizona Transportation Board RB, 5.00%, 07/01/22	540	570,688
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/22	435	464,669
Series A, 5.00%, 10/01/22 (ETM)	125	133,323
City of Chandler AZ GOL, 4.00%, 07/01/22	120	125,416
City of Chandler AZ RB, 5.00%, 07/01/22	140	147,939
City of Mesa AZ RB, 5.00%, 07/01/22	250	263,726
City of Phoenix AZ GO, 4.00%, 07/01/22	200	209,027
City of Phoenix AZ GOL, Series C, 4.00%, 07/01/22	525	548,697
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/22	1,065	1,125,397
5.50%, 07/01/22 (NPFGC)	200	212,499
Series A, 5.00%, 07/01/22	265	280,028
Series B, 5.00%, 07/01/22	760	803,100
City of Scottsdale AZ GO, Series B, 5.00%, 07/01/22	215	227,245
City of Tempe AZ GOL
Series B, 4.50%, 07/01/22	55	57,801
Series C, 4.00%, 07/01/22	105	109,739
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/22	140	147,939
Series A, 5.00%, 07/01/22	45	47,552
County of Pima AZ GOL, 4.00%, 07/01/22	145	151,562
County of Pima AZ RB, 5.00%, 07/01/22	300	317,049
Gilbert Water Resource Municipal Property Corp. RB, 5.00%, 07/01/22	155	163,790
Maricopa County Community College District GO, 5.00%, 07/01/22	445	470,343
Maricopa County High School District No. 210-Phoenix GO, Series E, 5.00%, 07/01/22	50	52,836

Security	Par (000)	Value

Arizona (continued)
Maricopa County High School District No. 210-Phoenix GOL, 5.00%, 07/01/22	$540	$570,623
Pima County Regional Transportation Authority RB, 5.00%, 06/01/22	100	105,219
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/22	225	232,238
Series A, 5.00%, 01/01/22	110	113,539
Series A, 5.00%, 12/01/22	200	215,353
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/22	330	348,714
State of Arizona COP, 5.00%, 09/01/22	665	707,951
University of Arizona (The) RB
5.00%, 06/01/22	255	268,478
Series A, 5.00%, 06/01/22	100	105,286

		12,444,430

Arkansas — 0.3%
State of Arkansas GO
3.00%, 10/01/22	275	286,220
5.00%, 04/01/22	140	146,240
5.00%, 10/01/22	585	625,331
University of Arkansas RB, Series A, 5.00%, 11/01/22	135	144,816

		1,202,607

California — 9.5%
Acalanes Union High School District GO, 5.00%, 08/01/22	210	222,820
Alameda Corridor Transportation Authority RB, Series A, 5.00%, 10/01/22	185	197,101
Alameda County Transportation Commission RB, 4.00%, 03/01/22	100	103,241
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/22 (AGM)(a)	260	259,167
Benicia Unified School District GO, Series A, 0.00%, 08/01/22 (NPFGC)(a)	25	24,880
Berkeley Unified School District/CA GO, 5.00%, 08/01/22	375	397,892
Beverly Hills Unified School District CA GO, 0.00%, 08/01/22(a)	60	59,897
Burbank Unified School District GO, Series C, 0.00%, 08/01/22 (NPFGC)(a)	90	89,412
California Health Facilities Financing Authority RB
Series A, 5.00%, 03/01/22	160	166,300
Series A, 5.00%, 10/01/22	165	176,327
Series C, VRDN,5.00%, 08/01/31(b)	355	380,589
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/22	100	105,310
Series A, 5.00%, 10/01/22	320	342,109
California State Public Works Board RB
Series A, 4.00%, 04/01/22	20	20,704
Series A, 5.00%, 04/01/22	130	135,757
Series A, 5.00%, 06/01/22	300	315,689
Series B, 5.00%, 10/01/22	430	459,455
Series C, 5.00%, 11/01/22	135	144,794
Series D, 5.00%, 09/01/22	560	596,092
Series D, 5.00%, 09/01/37 (PR 09/01/22)	200	213,001
Series F, 5.00%, 05/01/22	260	272,571
Series G, 5.00%, 05/01/22	125	131,044
Series G, 5.00%, 11/01/22	95	101,892
Series H, 5.00%, 12/01/22	385	414,491
California State University RB
Series A, 3.00%, 11/01/22	200	208,704
Series A, 5.00%, 11/01/22	560	601,066

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series C, 5.00%, 11/01/22 (AGM)	$30	$32,200
Serise A, 5.00%, 11/01/22	250	268,333
California Statewide Communities Development Authority RB
5.00%, 05/15/22	50	52,374
Series A, 5.00%, 05/15/22	100	104,747
Carlsbad Unified School District GO, 0.00%, 05/01/22 (NPFGC)(a)	100	99,773
Chabot-Las Positas Community College District GO, 5.00%, 08/01/22	225	238,735
City & County of San Francisco CA COP, Series R-1, 5.00%, 09/01/22	75	79,854
City & County of San Francisco CA GO, Series R-1, 5.00%, 06/15/22	165	173,998
City of Foster City CA GO, 4.00%, 08/01/22	150	157,296
City of Los Angeles CA Wastewater System Revenue RB
Series B, 4.00%, 06/01/22	435	453,175
Series C, 5.00%, 06/01/22	60	63,151
City of Los Angeles Department of Airports RB
Series B, 5.00%, 05/15/22	50	52,528
Series C, 5.00%, 05/15/22	80	84,045
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/22	220	233,145
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/22	80	85,200
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/22	50	52,906
5.00%, 11/01/22	295	316,540
City of Santa Clara CA Electric Revenue RB, Series A, 5.00%, 07/01/22	135	142,656
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/22	75	78,017
Contra Costa Water District RB, Series T, 4.00%, 10/01/22	400	422,066
Corona-Norco Unified School District GO, Series C, 0.00%, 08/01/22 (AGM)(a)	100	99,642
County of Los Angeles CA COP, 5.00%, 09/01/22	130	138,037
County of Santa Clara CA GO, Series B, 5.00%, 08/01/22	40	42,442
Dublin Unified School District GO, 5.00%, 08/01/22	200	212,209
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/22	100	105,286
East Bay Regional Park District GO, Serise A, 4.00%, 09/01/22	100	105,190
East Side Union High School District GO, 5.00%, 08/01/22	140	148,528
El Camino Community College District Foundation (The) GO, 5.00%, 08/01/22	150	159,157
Encinitas Union School District/CA GO, 0.00%, 08/01/22(a)	60	59,860
Evergreen School District GO, 5.00%, 09/01/22	100	106,514
Foothill-De Anza Community College District GO, 5.00%, 08/01/22	70	74,273
Fullerton School District GO, Series A, 0.00%, 08/01/22 (NPFGC)(a)	80	79,714
Healdsburg Unified School District GO, Series A, 0.00%, 08/01/22(a)	80	79,763
Las Virgenes Unified School District GO 0.00%, 11/01/22 (AGM)(a)	55	54,822
Series D, 0.00%, 09/01/22 (NPFGC)(a)	100	99,733
Los Altos Elementary School District GO, 4.00%, 08/01/22	25	26,216
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/22	130	137,919
Series G, 4.00%, 08/01/22	100	104,851
Series G, 5.00%, 08/01/22	125	132,615

Security	Par (000)	Value

California (continued)
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 06/01/22	$50	$52,637
Series A, 5.00%, 07/01/22	725	766,202
Series B, 5.00%, 07/01/22	155	163,809
Serise A, 5.00%, 07/01/22	125	132,104
Los Angeles County Public Works Financing Authority RB, Series D, 5.00%, 12/01/22	50	53,855
Los Angeles County Redevelopment Refunding Authority TA, Series C, 5.00%, 12/01/22	25	26,795
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/22	90	94,073
Series A, 5.00%, 07/01/22	650	686,940
Series B, 5.00%, 07/01/22	220	232,503
Series C, 4.00%, 07/01/22	45	47,036
Los Angeles Unified School District/CA GO
5.00%, 07/01/22	460	486,087
Series A, 5.00%, 07/01/22	975	1,030,293
Series B, 5.00%, 07/01/22	455	480,803
Series B-1, 5.00%, 07/01/22	285	301,162
Series C, 5.00%, 07/01/22	205	216,626
Serise A, 5.00%, 07/01/22	80	84,537
Manhattan Beach Unified School District GO, Series B, 0.00%, 09/01/22 (NPFGC)(a)	25	24,927
Metropolitan Water District of Southern California RB, Serise B, 5.00%, 07/01/22	350	369,933
Milpitas Redevelopment Agency Successor Agency TA, 5.00%, 09/01/22	155	164,284
Monterey Peninsula Community College District GO, 0.00%, 08/01/22(a)	110	109,729
Morgan Hill Redevelopment Agency Successor Agency TA, Series A, 5.00%, 09/01/22	50	53,250
Mount Diablo Unified School District/CA GO, Series A, 0.00%, 08/01/22 (AGM)(a)	160	159,467
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/22	185	198,162
New Haven Unified School District GO, 0.00%, 08/01/22 (AGM)(a)	50	49,759
Novato Unified School District/CA GO, 4.00%, 02/01/22	80	82,331
Orange County Water District RB, Series C, 5.00%, 08/15/22	100	106,296
Oxnard Financing Authority RB, 5.00%, 06/01/22	20	21,030
Poway Redevelopment Agency Successor Agency TA, Series A, 5.00%, 06/15/22	25	26,326
Poway Unified School District GO, 5.00%, 08/01/22	15	15,910
Redwood City Elementary School District/CA GO, 0.00%, 08/01/22 (NPFGC)(a)	40	39,734
Sacramento County Sanitation Districts Financing Authority RB
Series A, 5.00%, 12/01/22	200	215,386
Series A, 5.25%, 12/01/22 (NPFGC)	145	156,725
Sacramento Municipal Utility District RB
5.00%, 07/01/22	60	63,431
Series D, 5.00%, 08/15/22	50	53,141
Series F, 5.00%, 08/15/22	250	265,706
San Diego County Water Authority Financing Corp. RB, 5.00%, 05/01/22	340	356,579
San Diego Regional Building Authority RB, Series A, 5.00%, 10/15/22	260	278,419
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/22 (NPFGC)(a)	480	479,247
Series D-1, 5.50%, 07/01/22 (NPFGC)	200	212,524

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series D-2, 5.00%, 07/01/22	$435	$459,721
Series H-2, 5.00%, 07/01/22	175	184,945
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, Series A, 5.00%, 07/01/22	75	79,271
San Francisco City & County Airport Commission San Francisco International Airport RB
Series A, 5.00%, 05/01/22	125	131,018
Series D, 5.00%, 05/01/22	250	262,036
San Joaquin Delta Community College District GO, Series A, 5.00%, 08/01/22	115	122,020
San Jose Evergreen Community College District GO, Serise B, 4.00%, 09/01/22	100	105,190
San Jose Financing Authority RB, Series A, 5.00%, 06/01/22	50	52,609
San Juan Unified School District GO, 0.00%, 08/01/22 (AGM)(a)	125	124,708
San Mateo County Community College District GO
4.00%, 09/01/22	30	31,557
Series A, 0.00%, 09/01/22 (NPFGC)(a)	175	174,649
San Rafael City High School District/CA GO, Series B, 0.00%, 08/01/22 (NPFGC)(a)	100	99,704
San Rafael Redevelopment Agency TA, 0.00%, 12/01/22 (AMBAC)(a)	75	74,646
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/22	110	115,350
5.00%, 08/01/22	110	116,715
Santa Ana Unified School District GO, Series B, 0.00%, 08/01/22 (NPFGC)(a)	40	39,778
Santa Clara County Financing Authority RB, Series A, 5.00%, 11/15/22	300	322,573
Santa Clara Valley Water District COP, Series C, 5.00%, 06/01/22	125	131,607
Santa Monica Community College District GO
Series A, 5.00%, 08/01/22	100	106,105
Series E, 0.00%, 08/01/22(a)	50	49,852
Santa Monica-Malibu Unified School District, Series E, 4.00%, 08/01/22	150	157,296
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/22 (NPFGC)(a)	55	54,878
Saratoga Union School District GO, Series A, 0.00%, 09/01/22 (NPFGC)(a)	170	169,457
Sierra Joint Community College District School Facilities District No. 2 GO, Series B, 0.00%, 08/01/22 (NPFGC)(a)	50	49,784
Sonoma County Junior College District GO, 5.00%, 08/01/22	115	122,020
Southern California Public Power Authority RB, Series A, 5.00%, 07/01/22	40	42,268
State of California Department of Water Resources Power Supply Revenue RB
Series O, 4.00%, 05/01/22	135	140,231
Series O, 5.00%, 05/01/22	525	550,545
State of California Department of Water Resources RB
Series AM, 5.00%, 12/01/22	290	312,405
Series AR, 5.00%, 12/01/22	65	70,022
Series AS, 5.00%, 12/01/22	75	80,794
Series AW, 5.00%, 12/01/22	105	113,112
Series AX, 5.00%, 12/01/22	100	107,726
State of California GO
3.00%, 10/01/22	140	145,733
4.00%, 02/01/22	70	72,034
4.00%, 09/01/22	95	99,918
4.00%, 10/01/22	125	131,877

Security	Par (000)	Value

California (continued)
5.00%, 02/01/22	$755	$782,535
5.00%, 03/01/22	70	72,840
5.00%, 04/01/22	850	887,964
5.00%, 05/01/22	435	456,211
5.00%, 08/01/22	300	318,275
5.00%, 09/01/22	2,950	3,141,757
5.00%, 10/01/22	935	999,599
5.00%, 11/01/22	310	332,684
5.00%, 12/01/22	220	236,997
5.25%, 09/01/22	115	122,856
5.25%, 10/01/22	590	632,838
Series A, 5.00%, 09/01/22	285	303,526
Series A, 5.00%, 10/01/22	100	106,909
Series B, 5.00%, 08/01/22	480	509,240
Series B, 5.00%, 09/01/22	1,200	1,278,004
Torrance Unified School District GO, 5.00%, 08/01/22	40	42,442
University of California RB
Series AO, 4.00%, 05/15/22	20	20,810
Series AO, 5.00%, 05/15/22	245	257,441
Series AR, 4.00%, 05/15/22	75	78,036
Series G, 5.00%, 05/15/22	140	147,049
Ventura County Community College District GO, Series C, 0.00%, 08/01/22(a)	250	248,983
West Valley-Mission Community College District GO, Series A, 4.00%, 08/01/22	175	183,512
William S Hart Union High School District GO, Series B, 0.00%, 09/01/22 (AGM)(a)	25	24,937

		36,045,172

Colorado — 1.2%
Board of Governors of Colorado State University System RB
Series A, 5.00%, 03/01/22	210	218,501
Series B, 5.00%, 03/01/22	250	260,121
City & County of Denver CO Airport System Revenue RB, Series B, 5.00%, 11/15/22	225	241,316
City & County of Denver CO GO, 0.00%, 01/29/22(a)	20	19,977
City & County of Denver CO RB, Series A, 5.00%, 08/01/22	120	127,139
City & County of Denver Co. GO, Series A, 5.00%, 08/01/22	100	106,092
City of Colorado Springs CO Utilities System Revenue RB, Series A, 5.00%, 11/15/22	65	69,870
City of Colorado Springs Co. Utilities System Revenue RB, Series A, 5.00%, 11/15/22	125	134,365
Denver City & County School District No. 1 GO
Series B, 4.00%, 12/01/22 (SAW)	275	291,829
Series B, 4.00%, 12/01/28 (PR 12/01/22) (SAW)	1,100	1,167,317
Series B, 5.00%, 12/01/25 (PR 12/01/22) (SAW)	225	242,309
Series B, 5.00%, 12/01/26 (PR 12/01/22) (SAW)	480	516,926
Series B, 5.00%, 12/01/31 (PR 12/01/22) (SAW)	465	500,772
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/22 (NPFGC)(a)	90	89,593
Summit County School District No. Re-1 Summit GO, 5.00%, 12/01/22 (SAW)	75	80,782
University of Colorado RB
Serise A-1, 4.00%, 06/01/22	120	125,027
Serise A-1, 4.00%, 06/01/22 (ETM)	100	104,067
Serise B, 5.00%, 06/01/22	175	184,211
Serise B, 5.00%, 06/01/22 (ETM)	5	5,257

		4,485,471

Connecticut — 1.6%
City of Stamford CT GO, Series B, 5.00%, 07/01/22	195	206,082

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Connecticut State Health & Educational Facilities Authority RB
Series A-1, VRDN,5.00%, 07/01/42(b)	$645	$681,811
Series A-2, VRDN,5.00%, 07/01/42(b)	350	369,975
Series E, 5.00%, 07/01/22	150	158,416
State of Connecticut GO
Series A, 4.00%, 03/01/22	50	51,595
Series A, 5.00%, 10/15/22	470	503,012
Series C, 5.00%, 06/01/22	130	136,784
Series C, 5.00%, 06/15/22	90	94,867
Series D, 5.00%, 06/15/22	20	21,081
Series D, 5.00%, 08/15/22	240	254,917
Series E, 5.00%, 08/15/22	175	185,877
Series E, 5.00%, 10/15/22	670	717,060
Series F, 4.00%, 11/15/22	675	714,822
Series F, 5.00%, 11/15/22	130	139,698
Serise F, 5.00%, 09/15/22	300	319,859
State of Connecticut Special Tax Revenue RB
5.00%, 01/01/22	170	175,457
Series A, 5.00%, 01/01/22	290	299,310
Series A, 5.00%, 08/01/22	130	137,869
Series A, 5.00%, 09/01/22	365	388,575
Series A, 5.00%, 10/01/22	210	224,416
Series B, 5.00%, 08/01/22	135	143,171
University of Connecticut RB
Series A, 5.00%, 02/15/22	105	108,963
Series A, 5.00%, 08/15/22	125	132,719

		6,166,336

Delaware — 0.8%
City of Wilmington DE GO, 4.00%, 06/01/22	115	119,830
Delaware River & Bay Authority RB, Series B, 5.00%, 01/01/22	170	175,365
Delaware Transportation Authority RB
5.00%, 06/01/22	345	363,120
5.00%, 07/01/22	865	914,159
State of Delaware GO
Series A, 5.00%, 10/01/22	300	320,727
Series B, 5.00%, 07/01/22	275	290,628
Series C, 5.00%, 03/01/22	785	816,845
University of Delaware RB, Series A, 5.00%, 11/01/22	105	112,651

		3,113,325

District of Columbia — 1.1%
District of Columbia GO
Series A, 5.00%, 06/01/22	1,025	1,079,063
Series B, 5.00%, 06/01/22	100	105,274
Series D, 5.00%, 06/01/22	125	131,593
Series E, 5.00%, 06/01/22	155	163,175
District of Columbia RB
5.00%, 07/15/22	75	79,256
Series A, 4.00%, 12/01/22	195	207,061
Series A, 5.00%, 12/01/22	515	554,959
Series C, 4.00%, 12/01/22	150	159,278
Series C, 5.00%, 10/01/22	125	133,673
Series C, 5.00%, 12/01/22	210	226,294
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/22	175	187,091
Series C, 5.00%, 10/01/22	415	443,672
Metropolitan Washington Airports Authority RB, Series C, 5.00%, 10/01/22	505	539,518

Security	Par (000)	Value

District of Columbia (continued)
Washington Metropolitan Area Transit Authority RB, Series B, 5.00%, 07/01/22	$125	$131,923

		4,141,830

Florida — 4.6%
Board of Governors State University System of Florida RB, Series A, 5.00%, 07/01/22	50	52,787
Broward County FL Water & Sewer Utility Revenue RB, Series B, 5.00%, 10/01/22	405	432,921
Central Florida Expressway Authority RB, Series B, 4.00%, 07/01/22	55	57,417
City of Jacksonville FL RB
5.00%, 10/01/22	330	352,245
Series A, 4.00%, 10/01/22	50	52,634
Series A, 5.00%, 10/01/22	100	106,776
Series C, 5.00%, 10/01/22	100	106,776
City of Tallahassee FL Energy System Revenue RB, 5.00%, 10/01/22	70	74,805
City of Tampa FL RB
5.00%, 10/01/22	230	245,687
Series A, 5.00%, 10/01/22	140	149,549
Series B, 5.00%, 10/01/22	75	80,115
County of Broward FL Airport System Revenue RB
Series C, 5.00%, 10/01/22	245	261,602
Series P-2, 5.00%, 10/01/22	170	181,520
Series Q-1, 5.00%, 10/01/22	50	53,388
County of Hillsborough FL Community Investment Tax Revenue RB, 5.00%, 11/01/22	160	170,935
County of Lee FL Transportation Facilities Revenue RB, 5.00%, 10/01/22 (AGM)	100	106,307
County of Miami-Dade FL Aviation Revenue RB, Series B, 5.00%, 10/01/22	535	571,254
County of Miami-Dade FL GO, 5.00%, 07/01/22	140	147,939
County of Miami-Dade FL RB, Series A, 5.00%, 10/01/22	135	144,148
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/22	200	210,860
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/22	235	251,028
Series A, 4.38%, 10/01/22 (AGM)	100	105,942
Series B, 5.25%, 10/01/22 (AGM)	525	562,653
County of Orange FL Sales Tax Revenue RB, Series C, 5.00%, 01/01/22	195	201,300
County of Palm Beach FL RB
5.00%, 05/01/22	60	62,907
5.00%, 06/01/22	100	105,241
5.00%, 11/01/22	45	48,279
Series A, 5.00%, 11/01/22	50	53,643
County of Palm Beach FL Water & Sewer Revenue RB, 4.00%, 10/01/22	30	31,642
County of Pasco FL Water & Sewer Revenue RB, Series A, 5.00%, 10/01/22	80	85,480
County of Sarasota FL RB, 5.00%, 10/01/22	55	58,792
Florida Department of Environmental Protection RB
Series A, 5.00%, 07/01/22	1,075	1,135,963
Serise A, 5.00%, 07/01/22	150	158,507
Florida Department of Management Services COP, Series A, 5.00%, 08/01/22	295	312,818
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/22	325	346,641
Florida State University Housing Facility Revenue RB, Series A, 5.00%, 05/01/22	250	261,959

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Florida’s Turnpike Enterprise RB
Series A, 5.00%, 07/01/22	$715	$755,547
Series B, 5.00%, 07/01/22	540	570,624
Series C, 5.00%, 07/01/22	200	211,342
Jacksonville Transportation Authority RB, 5.00%, 08/01/22	230	243,565
JEA Electric System Revenue RB, Series A, 5.00%, 10/01/22	80	85,433
JEA Water & Sewer System Revenue RB, Series A, 5.00%, 10/01/22	140	149,528
Miami-Dade County Educational Facilities Authority Revenue RB, Series B, 5.25%, 04/01/22 (AMBAC)	65	67,800
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/22	80	84,344
Series B, 5.00%, 07/01/22	265	279,390
Orange County School Board COP, Series D, 5.00%, 08/01/22	290	307,441
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/22	340	363,440
Series C, 4.00%, 10/01/22	175	184,603
Series C, 5.00%, 10/01/22	255	272,580
Series C, 5.25%, 10/01/22	130	139,420
Orlando-Orange County Convention Center RB, 5.00%, 10/01/22	270	288,177
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/22	275	290,396
Series B, 5.00%, 07/01/22	120	126,718
Series B, 5.00%, 07/01/22 (AGM)	185	195,469
Palm Beach County School District COP
Series B, 5.00%, 08/01/22	250	265,100
Series D, 5.00%, 08/01/22	375	397,650
Reedy Creek Improvement District GOL
5.00%, 06/01/22	120	126,249
Series A, 5.00%, 06/01/22	65	68,385
Series B, 4.00%, 06/01/22	160	166,614
School Board of Miami-Dade County (The) COP
Series A, 5.00%, 05/01/22	315	330,327
Series D, 5.00%, 02/01/22	65	67,366
Series D, 5.00%, 11/01/22	160	171,683
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/22	130	135,453
School District of Broward County/FL COP
Series A, 5.00%, 07/01/22	330	348,714
Series B, 5.00%, 07/01/22	20	21,134
Series C, 5.00%, 07/01/22	250	264,178
State of Florida GO
Series A, 5.00%, 06/01/22	640	673,827
Series A, 5.00%, 07/01/22	95	100,410
Series B, 5.00%, 06/01/22	490	515,900
Series C, 5.00%, 06/01/22	575	605,393
Series E, 5.00%, 06/01/22	80	84,229
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/22	955	1,009,158
Series B, 5.00%, 07/01/22	90	95,104
Volusia County School Board COP, Series A, 5.00%, 08/01/22	115	121,901

		17,527,052

Georgia — 2.0%
City of Atlanta GA Airport Passenger Facility Charge RB, Series F, 5.00%, 07/01/22	150	158,470
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/22	700	751,113
Series B, 5.00%, 11/01/22	150	160,953

Security	Par (000)	Value

Georgia (continued)
Georgia State Road & Tollway Authority RB
Series A, 5.00%, 06/01/22	$175	$184,191
Series B, 5.00%, 10/01/22 (GTD)	150	160,341
Gwinnett County Development Authority COP, 5.25%, 01/01/22 (NPFGC)	85	87,880
Gwinnett County School District GO, 5.00%, 02/01/22	370	383,494
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/22	500	530,329
Metropolitan Atlanta Rapid Transit Authority RB, Series A, 5.00%, 07/01/30 (PR 07/01/22)	2,015	2,129,028
Municipal Electric Authority of Georgia RB, Series A, 5.00%, 11/01/22	135	144,457
State of Georgia GO
Series A, 5.00%, 02/01/22	125	129,559
Series A-1, 5.00%, 02/01/22	215	222,841
Series C, 4.00%, 09/01/22	405	425,965
Series C, 4.00%, 10/01/22	1,215	1,281,847
Series E, 5.00%, 12/01/22	250	269,315
Serise H, 5.00%, 12/01/22	650	700,219

		7,720,002

Hawaii — 2.6%
City & County Honolulu HI Wastewater System Revenue RB
Series A, 5.00%, 07/01/22	175	184,867
Series A, 5.00%, 07/01/25 (PR 07/01/22)	1,155	1,220,361
Series A, 5.00%, 07/01/30 (PR 07/01/22)	125	132,074
Series B, 5.00%, 07/01/22	120	126,805
City & County of Honolulu HI GO
Series A, 5.00%, 10/01/22	230	245,857
Series A, 5.00%, 11/01/22 (ETM)	25	26,822
Series A, 5.00%, 11/01/25 (PR 11/01/22)	2,000	2,145,725
Series A, 5.00%, 11/01/33 (PR 11/01/22)	1,175	1,260,614
Series B, 5.00%, 09/01/22	50	53,243
Series B, 5.00%, 10/01/22 (ETM)	125	133,618
Series B, 5.00%, 11/01/22	225	241,429
Series C, 5.00%, 10/01/22	220	235,167
Series E, 3.00%, 09/01/22	100	103,839
County of Hawaii HI GO
Series A, 5.00%, 09/01/22	145	154,405
Series B, 5.00%, 09/01/22	370	394,000
Honolulu City & County Board of Water Supply RB, Series A, 5.00%, 07/01/22	20	21,129
State of Hawaii GO
Series EE, 4.00%, 11/01/22 (ETM)	35	37,029
Series EE, 5.00%, 11/01/23 (PR 11/01/22)	580	622,260
Series EE, 5.00%, 11/01/27 (PR 11/01/22)	115	123,379
Series EF, 5.00%, 11/01/22	220	235,961
Series EO, 5.00%, 08/01/22	150	159,060
Series EP, 5.00%, 08/01/22	150	159,060
Series EX, 3.00%, 10/01/22	150	156,055
Series EZ, 5.00%, 10/01/22	175	186,988
Series FE, 5.00%, 10/01/22	355	379,317
Series FG, 5.00%, 10/01/22	110	117,535
Series FH, 5.00%, 10/01/22	455	486,167
Series FN, 5.00%, 10/01/22	70	74,795
Series FT, 5.00%, 01/01/22	225	232,223
University of Hawaii RB, Series D, 5.00%, 10/01/22	205	218,982

		9,868,766

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Idaho — 0.1%
Idaho Housing & Finance Association RB
Series A, 5.00%, 07/15/22	$150	$158,512
Series B, 5.00%, 07/15/22	205	216,632

		375,144

Illinois — 1.8%
Chicago O’Hare International Airport RB
Series 2015-B, 5.00%, 01/01/22	205	211,553
Series B, 5.00%, 01/01/22	145	149,635
Series C, 5.00%, 01/01/22	380	391,967
Series D, 5.00%, 01/01/22	275	283,791
Illinois Finance Authority RB
4.00%, 01/01/22	100	102,579
5.00%, 07/01/22	180	190,208
5.00%, 10/01/22	25	26,613
Series A, 5.00%, 10/01/22	115	122,793
Illinois State Toll Highway Authority RB
Series A, 5.00%, 12/01/22	645	693,660
Series D, 5.00%, 01/01/22	125	128,954
Metropolitan Pier & Exposition Authority RB, 5.65%, 06/15/22 (ETM NPFGC)	5	5,297
Regional Transportation Authority RB, Series A, 5.50%, 07/01/22 (NPFGC)	55	58,384
State of Illinois GO
0.00%, 08/01/22(a)	100	98,406
4.00%, 02/01/22	55	56,475
4.00%, 03/01/22	70	72,082
4.00%, 09/01/22	100	104,684
5.00%, 02/01/22	610	630,872
5.00%, 05/01/22	370	386,809
Series A, 4.00%, 01/01/22	280	286,676
Series A, 5.00%, 10/01/22	535	569,055
Series A, 5.00%, 12/01/22	500	535,417
Series B, 5.00%, 09/01/22	300	318,010
Series B, 5.00%, 10/01/22	170	180,821
Series D, 5.00%, 11/01/22	800	852,318
State of Illinois RB, Series C, 5.00%, 06/15/22	100	104,370
University of Illinois RB, Series A, 5.00%, 04/01/22	105	109,286

		6,670,715

Indiana — 0.6%
Ball State University RB
5.00%, 07/01/22	45	47,503
Series R, 5.00%, 07/01/22	325	343,078
Indiana Finance Authority RB
Series A, 5.00%, 02/01/22	125	129,559
Series A, 5.00%, 06/01/22	100	105,263
Series A, 5.00%, 10/01/22	155	165,640
Series A, 5.00%, 12/01/22	210	226,016
Series B, 5.00%, 02/01/22	235	243,571
Serise A, 5.00%, 12/01/22	145	156,059
Indiana Transportation Finance Authority RB, Series B, 5.75%, 12/01/22	115	125,223
Indiana University RB
Series A, 5.00%, 06/01/22	325	342,106
Series Y, 5.00%, 08/01/22	85	90,167
Indianapolis Local Public Improvement Bond Bank RB
Series A, 5.50%, 01/01/22 (NPFGC)	25	25,890
Series E, 0.00%, 02/01/22 (AMBAC)(a)	50	49,930
Purdue University RB, Series A, 5.00%, 07/01/22	140	147,939

		2,197,944

Security	Par (000)	Value

Iowa — 0.6%
Ankeny Community School District GO, Series A, 4.00%, 06/01/22	$25	$26,036
City of Cedar Rapids IA GO, Series A, 5.00%, 06/01/22	125	131,440
City of Des Moines IA GO
Series B, 5.00%, 06/01/22	205	215,813
Series E, 5.00%, 06/01/22	195	205,285
Des Moines Independent Community School District RB, 5.00%, 06/01/22 (BAM)	60	63,091
Iowa City Community School District RB, 5.00%, 06/01/22	120	126,115
Iowa Finance Authority RB, 5.00%, 08/01/22	405	429,619
State of Iowa Board of Regents RB, 4.00%, 09/01/22	215	225,952
State of Iowa RB, Series A, 5.00%, 06/01/22	645	678,948

		2,102,299

Kansas — 0.5%
City of Overland Park KS GO, Series A, 5.00%, 09/01/22	175	186,303
Johnson County Public Building Commission RB, Series B, 5.00%, 09/01/22	270	287,476
State of Kansas Department of Transportation RB
Series A, 5.00%, 09/01/22	840	894,602
Series B, 5.00%, 09/01/22	135	143,776
Series C, 5.00%, 09/01/22	100	106,500
Wyandotte County-Kansas City Unified Government Utility System Revenue RB, Series A, 5.00%, 09/01/22	125	132,711

		1,751,368

Kentucky — 0.0%
Kentucky State Property & Building Commission RB, Series B, 5.00%, 11/01/22	100	107,208

Louisiana — 0.6%
East Baton Rouge Sewerage Commission RB, Series B, 5.00%, 02/01/22	50	51,797
Louisiana Office Facilities Corp. RB, 5.00%, 11/01/22	110	117,723
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A-1, 4.00%, 05/01/22	70	72,591
Series A-1, 5.00%, 05/01/22	105	109,926
State of Louisiana GO
Series A, 5.00%, 08/01/22	145	153,758
Series A, 5.00%, 09/01/22	100	106,445
Series A, 5.00%, 08/01/26 (PR 08/01/22)	185	196,221
Series B, 5.00%, 08/01/22	50	53,046
Series B, 5.00%, 10/01/22	115	122,877
Series C, 4.00%, 07/15/22	160	167,405
Series C, 5.00%, 07/15/22	100	105,824
Series C, 5.00%, 07/15/25 (PR 07/15/22)	295	312,254
Series C, 5.00%, 07/15/26 (PR 07/15/22)	500	529,244
State of Louisiana RB, Series A, 5.00%, 06/15/22	50	52,611

		2,151,722

Maine — 0.4%
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/22	560	596,247
Series A, 5.00%, 11/01/22	100	107,286
Series B, 5.00%, 11/01/22	85	91,207
Series C, 5.00%, 11/01/22	320	343,366
Series D, 5.00%, 11/01/22	160	171,658
Series D, 5.00%, 11/01/22 (ETM)	10	10,713
Maine Turnpike Authority RB, 5.00%, 07/01/22	155	163,715
State of Maine GO, Series B, 5.00%, 06/01/22	210	221,053

		1,705,245

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland — 3.7%
City of Baltimore MD GO, Series B, 5.00%, 10/15/22	$225	$240,974
City of Baltimore MD RB
Series A, 5.00%, 07/01/22	135	142,672
Series D, 5.00%, 07/01/22	140	147,956
County of Anne Arundel MD GOL
5.00%, 04/01/22	435	454,388
5.00%, 10/01/22	300	320,682
County of Baltimore MD COP, 5.00%, 10/01/22	60	64,137
County of Baltimore MD GO
5.00%, 02/01/22	225	233,189
Series B, 5.00%, 08/01/22	515	546,305
Series C, 4.00%, 09/01/22	265	278,681
County of Baltimore MD RB, Series B, 5.00%, 07/01/22	190	200,798
County of Charles MD GO
5.00%, 03/01/22	150	156,072
5.00%, 10/01/22	500	534,471
County of Frederick MD GO, Series A, 5.00%, 08/01/22	200	212,157
County of Howard MD, Series A, 5.00%, 02/15/22	125	129,788
County of Howard MD GO, Series A, 5.00%, 02/15/22	350	363,406
County of Montgomery MD GO
Series A, 5.00%, 11/01/22	110	118,049
Series A, 5.00%, 12/01/22	250	269,315
Series B, 5.00%, 12/01/22	120	129,271
Series C, 5.00%, 10/01/22	500	534,545
County of Prince George’s MD COP, 5.00%, 10/15/22	75	80,313
County of Prince George’s MD GOL
Series A, 5.00%, 07/15/22	100	105,861
Series C, 5.00%, 08/01/22	530	562,217
Serise A, 5.00%, 09/01/22	130	138,432
Maryland Health & Higher Educational Facilities Authority RB, Series A, 5.00%, 07/01/22	195	206,035
Maryland State Transportation Authority RB, 5.00%, 07/01/22	185	195,581
State of Maryland Department of Transportation RB
5.00%, 04/01/22	60	62,674
5.00%, 09/01/22	500	532,363
5.00%, 10/01/22	500	534,398
State of Maryland GO
First Series A, 5.00%, 03/01/24 (PR 03/01/22)	1,300	1,352,627
First Series C, 4.00%, 08/15/22	210	220,506
Series A, 5.00%, 03/01/22	150	156,085
Series B, 5.00%, 08/01/22	2,390	2,535,591
Series C, 5.00%, 08/01/22	1,245	1,320,841
Washington Suburban Sanitary Commission RB, 5.00%, 06/01/22	1,030	1,084,212

		14,164,592

Massachusetts — 3.6%
Boston Water & Sewer Commission RB, Series A, 4.25%, 11/01/22	440	467,279
City of Boston MA GO
Series A, 5.00%, 03/01/22	425	442,277
Series B, 5.00%, 04/01/22	250	261,190
Commonwealth of Massachusetts GO, Series C, 5.50%, 12/01/22 (AMBAC)	485	526,287
Commonwealth of Massachusetts GOL
Series A, 5.00%, 05/01/22	60	62,926
Series A, 5.00%, 07/01/22	410	433,300
Series B, 5.00%, 08/01/22	270	286,448
Series B, 5.25%, 08/01/22	210	223,444
Series C, 5.00%, 02/01/22	100	103,647
Series C, 5.00%, 04/01/22	290	302,953

Security	Par (000)	Value

Massachusetts (continued)
Series C, 5.00%, 07/01/22	$300	$317,049
Series C, 5.00%, 08/01/22	215	228,097
Series C, 5.00%, 10/01/22	275	293,999
Series C, 5.00%, 07/01/24 (PR 07/01/22)	285	301,128
Series E, 5.00%, 09/01/22	105	111,825
Series E, 5.00%, 11/01/22	110	118,049
Series E, 5.00%, 09/01/25 (PR 09/01/22)	390	415,243
Series E, 5.00%, 09/01/28 (PR 09/01/22)	1,285	1,368,173
Series F, 5.00%, 11/01/23 (PR 11/01/22)	570	611,532
Series F, 5.00%, 11/01/25 (PR 11/01/22)	150	160,929
Series F, 5.00%, 11/01/26 (PR 11/01/22)	500	536,431
Series H, 5.00%, 12/01/22	1,215	1,308,870
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/22	355	373,328
Massachusetts Bay Transportation Authority RB
Series A, 0.00%, 07/01/22(a)	100	99,797
Series A, 5.00%, 07/01/22	1,035	1,093,820
Series A, 5.25%, 07/01/22	80	84,778
Series B, 5.25%, 07/01/22	450	476,876
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/22	220	233,402
Series 12B, 5.00%, 08/01/22	500	530,458
Massachusetts Department of Transportation RB, Series C, 0.00%, 01/01/22 (NPFGC)(a)	25	24,938
Massachusetts Development Finance Agency RB
5.00%, 07/01/22	100	105,611
Series A, 5.00%, 07/15/22	200	211,822
Massachusetts Health & Educational Facilities Authority RB, Serise K, 5.50%, 07/01/22	250	265,624
Massachusetts Port Authority RB, Series B, 4.00%, 07/01/22	20	20,900
Massachusetts School Building Authority RB
Series A, 5.00%, 08/15/22	740	786,193
Series A, 5.00%, 08/15/22 (ETM)	45	47,785
Massachusetts Water Resources Authority RB, Serise A, 5.00%, 08/01/22	325	344,756
University of Massachusetts Building Authority RB
Series 1, 5.00%, 11/01/22	50	53,659
Series 2, 5.00%, 11/01/22	210	225,432

		13,860,255

Michigan — 1.7%
City of Detroit MI Sewage Disposal System Revenue RB, Series A, 5.25%, 07/01/39 (PR 07/01/22)	1,000	1,059,483
Michigan Finance Authority RB
4.00%, 10/01/22	275	290,050
5.00%, 08/01/22	80	84,708
5.00%, 10/01/22	75	80,160
Series B, 5.00%, 10/01/22	455	486,301
Michigan State Building Authority RB
Series A, 5.00%, 10/15/22	830	888,801
Series I, 5.00%, 04/15/22	275	287,781
Michigan State Hospital Finance Authority RB, Series 200, 4.00%, 11/01/22	250	264,336
Michigan State University RB, Series A, 5.00%, 08/15/22	270	286,746
State of Michigan Comprehensive Transportation Revenue RB, 5.25%, 05/15/22 (AGM)	130	136,713
State of Michigan GO
Series A, 5.00%, 12/01/22	470	506,078
Series B, 5.00%, 11/01/22	710	761,621
State of Michigan RB, 5.00%, 03/15/22	230	239,462
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/22	1,015	1,090,393

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
University of Michigan RB, Series A, 5.00%, 04/01/22	$130	$135,819

		6,598,452

Minnesota — 1.4%
County of Hennepin MN GO
Series A, 5.00%, 12/01/22	140	150,793
Series B, 5.00%, 12/01/22	105	113,095
Series C, 5.00%, 12/01/22	100	107,709
Metropolitan Council GO
Series A, 5.00%, 03/01/22	235	244,513
Series B, 5.00%, 09/01/22	125	133,125
Series C, 4.00%, 03/01/22	100	103,224
Series C, 5.00%, 03/01/22	75	78,036
Series E, 5.00%, 09/01/22	100	106,500
Series I, 4.00%, 03/01/22	400	412,895
Minneapolis-St Paul Metropolitan Airports Commission RB, Series B, 5.00%, 01/01/22	300	309,407
Minnesota Municipal Power Agency RB, Series A, 5.00%, 10/01/22	40	42,664
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/22	165	171,694
Southern Minnesota Municipal Power Agency RB
Series A, 0.00%, 01/01/22 (NPFGC)(a)	50	49,853
Series A, 5.00%, 01/01/22	45	46,378
State of Minnesota GO
Series A, 5.00%, 08/01/22	780	827,515
Series B, 5.00%, 08/01/22	1,050	1,113,963
Series D, 5.00%, 10/01/22	530	566,617
Series F, 5.00%, 10/01/22	440	470,399
State of Minnesota RB, Series A, 5.00%, 06/01/22	155	163,193
Western Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/22	115	118,668

		5,330,241

Mississippi — 0.2%
Mississippi Development Bank SO, 5.00%, 01/01/22	75	77,347
State of Mississippi GO
Series C, 5.00%, 10/01/22	120	128,273
Series F, 4.00%, 11/01/22	260	275,110
Series F, 5.25%, 10/01/22	100	107,246
Series H, 5.00%, 12/01/22	300	323,128

		911,104

Missouri — 0.7%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 5.00%, 11/15/22	75	80,379
Metropolitan St. Louis Sewer District RB, Series B, 5.00%, 05/01/22	80	83,901
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/22	330	346,057
Series B, 5.00%, 05/01/22	465	487,626
Missouri State Board of Public Buildings RB
Series A, 4.00%, 04/01/22	175	181,211
Series A, 5.00%, 10/01/22	375	400,853
Series B, 5.00%, 04/01/22	230	240,251
Missouri State Environmental Improvement & Energy Resources Authority RB
4.00%, 01/01/22	40	41,032
Series A, 5.00%, 07/01/22	420	443,869
University of Missouri RB, Series A, 5.00%, 11/01/22	405	434,509

		2,739,688

Security	Par (000)	Value

Montana — 0.0%
Montana Department of Transportation RB, 5.00%, 06/01/22	$100	$105,196

Nebraska — 0.9%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/22	365	388,676
City of Omaha NE GO, Series B, 5.00%, 11/15/22	495	532,086
City of Omaha NE Sewer Revenue RB, 5.00%, 11/15/22	115	123,616
Metropolitan Utilities District of Omaha Water System Revenue RB, 5.00%, 12/01/22	360	387,456
Nebraska Public Power District RB
Series A, 5.00%, 01/01/22	735	757,998
Series B, 5.00%, 01/01/22	360	371,264
Series C, 5.00%, 01/01/22	160	165,006
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/22	135	139,800
Omaha Public Power District RB
Series A, 5.00%, 02/01/23 (PR 02/01/22)	255	264,281
Series AA, 5.00%, 02/01/22	125	129,501

		3,259,684

Nevada — 1.7%
City of Las Vegas NV GOL, Series C, 5.00%, 09/01/22	200	212,973
Clark County School District GOL
Series A, 5.00%, 06/15/22	165	173,712
Series B, 5.00%, 06/15/22	280	294,784
Series C, 5.00%, 06/15/22	125	131,600
Series D, 5.00%, 06/15/22	240	252,672
Clark County Water Reclamation District GOL, 5.00%, 07/01/22	390	412,117
County of Clark Department of Aviation RB
Series B, 5.00%, 07/01/22	145	153,066
Series C, 5.00%, 07/01/22	150	158,344
County of Clark NV GOL
5.00%, 06/01/22	150	157,878
5.00%, 11/01/22	395	423,781
Series A, 5.00%, 07/01/22	145	153,205
Series B, 5.00%, 11/01/22	220	236,030
County of Clark NV RB
5.00%, 07/01/22	555	586,139
Series A, 5.00%, 07/01/22	470	496,370
County of Washoe NV RB, 5.00%, 02/01/22	100	103,563
Nevada System of Higher Education RB
4.00%, 07/01/22	50	52,197
Series A, 4.00%, 07/01/22	25	26,099
Series B, 5.00%, 07/01/22	485	511,920
State of Nevada GOL
Series B, 4.00%, 08/01/22	260	272,546
Series B, 5.00%, 11/01/22	80	85,829
Series C, 5.00%, 08/01/22	130	137,886
Series D-1, 5.00%, 03/01/22	660	686,662
State of Nevada Highway Improvement Revenue RB
4.00%, 12/01/22	440	466,927
5.00%, 12/01/22	120	129,231
Washoe County School District/NV GOL
Series A, 3.00%, 06/01/22	105	108,271
Series A, 5.00%, 06/01/22 (PSF)	185	194,737

		6,618,539

New Hampshire — 0.1%
New Hampshire Municipal Bond Bank RB
Series A, 5.00%, 08/15/22	150	159,403
Series B, 5.00%, 08/15/22	110	116,896

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Hampshire (continued)
Series D, 4.00%, 08/15/22	$100	$104,990
State of New Hampshire GO, Series A, 5.00%, 03/01/22	85	88,455

		469,744

New Jersey — 2.5%
Monmouth County Improvement Authority (The) RB, 5.00%, 12/01/22 (GTD)	775	835,133
New Jersey Economic Development Authority RB
5.00%, 06/15/22	150	156,964
Series B, 5.00%, 11/01/22	705	754,718
Series DDD, 5.00%, 06/15/22	100	105,268
Series II, 5.00%, 03/01/22	65	67,543
Series NN, 5.00%, 03/01/22	860	893,642
Series XX, 4.00%, 06/15/22	40	41,663
Series XX, 5.00%, 06/15/22 (SAP)	120	126,322
New Jersey Educational Facilities Authority RB
5.00%, 06/15/22	100	105,268
Series A, 5.00%, 07/01/22	700	739,781
Series I, 5.00%, 07/01/22	100	105,683
New Jersey Health Care Facilities Financing Authority RB, Series A, 5.00%, 07/01/22	180	189,991
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/22	375	394,844
Series AA, 5.00%, 06/15/22	335	352,649
Series AA, 5.00%, 06/15/22 (SAP)	130	136,849
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/43 (PR 07/01/22)	2,750	2,905,621
Series B, 5.00%, 01/01/22	355	366,469
Series C, 5.00%, 01/01/22	505	521,315
State of New Jersey GO
5.25%, 08/01/22	175	185,999
Series T, 5.00%, 06/01/22	590	620,527

		9,606,249

New Mexico — 0.7%
Albuquerque Municipal School District No. 12 GO, Series B, 5.00%, 08/01/22 (SAW)	100	106,040
County of Santa Fe NM GO, 5.00%, 07/01/22	140	147,923
New Mexico Finance Authority RB
5.00%, 06/15/22	360	379,674
Series D, 5.00%, 06/15/22	100	105,465
Series E, 5.00%, 06/15/22	125	131,831
State of New Mexico GO
5.00%, 03/01/22 (ETM)	115	119,626
Series B, 5.00%, 03/01/22	400	416,091
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/22	510	538,737
Series B, 4.00%, 07/01/22	265	276,866
Series B, 5.00%, 07/01/22	225	237,489
University of New Mexico (The) RB
Series A, 5.00%, 06/01/22	200	210,415
Series C, 5.00%, 06/01/22	105	110,468

		2,780,625

New York — 8.7%
City of New York NY GO
Series 1, 5.00%, 08/01/22	295	312,894
Series 2015-A, 5.00%, 08/01/22	625	662,911
Series A, 5.00%, 08/01/22	605	641,698
Series B-1, 5.00%, 12/01/22	660	710,337
Series C, 5.00%, 08/01/22	1,380	1,463,708
Series D, 5.00%, 08/01/22	415	440,173

Security	Par (000)	Value

New York (continued)
Series E, 5.00%, 08/01/22	$240	$254,558
Series E, 5.25%, 08/01/22	305	324,446
Series G, 5.00%, 08/01/22	100	106,066
Series H, 5.00%, 08/01/22	285	302,287
Series I, 5.00%, 03/01/22	150	156,060
Series I, 5.00%, 08/01/22	365	387,140
Series J, 5.00%, 08/01/22	580	615,181
County of Nassau NY GOL, Series B, 5.00%, 04/01/22	120	125,236
Long Island Power Authority RB
5.00%, 09/01/22	100	106,403
Series B, 5.00%, 09/01/22	220	234,087
Metropolitan Transportation Authority RB
Series A, 5.00%, 11/15/22	110	118,075
Series A-1, 5.00%, 11/15/22	230	246,589
Series A-2, 5.00%, 11/15/22	300	321,638
Series B, 5.00%, 11/15/22	700	750,474
Series B, 5.25%, 11/15/22 (AMBAC)	35	37,689
Series B-2, 5.00%, 11/15/22	595	637,915
Series C, 5.00%, 11/15/22	290	310,917
Series C, 5.00%, 11/15/22 (ETM)	20	21,498
Series D, 5.00%, 11/15/22	45	48,246
Series D-1, 5.00%, 11/01/22	680	727,813
Series E, 5.00%, 11/15/22	25	26,803
Series F, 5.00%, 11/15/22	300	321,614
Series H, 4.00%, 11/15/22	115	121,539
Series H, 4.00%, 11/15/22 (ETM)	40	42,385
Nassau County Interim Finance Authority RB
4.00%, 11/15/22	5	5,295
4.00%, 11/15/22 (ETM)	120	126,965
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 4.00%, 07/15/22 (SAW)	115	120,294
Series S-1, 5.00%, 07/15/22 (ETM SAW)	115	121,740
Series S-2, 5.00%, 07/15/22 (ETM SAW)	25	26,465
New York City Transitional Finance Authority Future Tax Secured Revenue, 3.00%, 11/01/22	115	119,987
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A-1, 5.00%, 08/01/22	245	259,925
Series A-1, 5.00%, 11/01/22	440	472,197
Series B, 5.00%, 11/01/22	385	413,172
Series B-1, 4.00%, 08/01/22	70	73,387
Series B-1, 5.00%, 08/01/22	310	328,884
Series B-1, 5.00%, 11/01/22	110	118,049
Series C, 5.00%, 11/01/22	815	874,637
Series C1, 5.00%, 05/01/22	95	99,632
Series D, 5.00%, 11/01/22	205	220,001
Series E-1, 5.00%, 02/01/22	185	191,747
Series F-1, 5.00%, 02/01/22	200	207,294
Serise C-1, 4.00%, 11/01/22	100	105,827
Serise E-1, 5.00%, 02/01/22	295	305,759
New York City Water & Sewer System RB
5.00%, 06/15/22	260	274,112
Series CC, 5.00%, 06/15/22	325	342,837
Series DD, 4.00%, 06/15/22	60	62,625
Series EE, 4.00%, 06/15/22	205	213,969
Series FF, 5.00%, 06/15/23 (PR 06/15/22)	50	52,669
New York Convention Center Development Corp. RB, 5.00%, 11/15/22	205	218,396

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Municipal Bond Bank Agency RB, 5.00%, 12/01/22 (SAW)	$65	$70,022
New York Power Authority RB, Series A, 5.00%, 11/15/22	25	26,873
New York State Dormitory Authority RB
5.00%, 05/15/22	150	157,553
Series A, 0.00%, 05/15/22 (NPFGC)(a)	45	44,824
Series A, 5.00%, 02/15/22	775	804,559
Series A, 5.00%, 03/15/22	1,320	1,375,718
Series A, 5.00%, 04/01/22 (SAW)	130	135,733
Series A, 5.00%, 07/01/22	1,110	1,172,340
Series A, 5.00%, 10/01/22	315	336,809
Series A, 5.00%, 10/01/22 (SAW)	240	255,471
Series A, 5.50%, 05/15/22 (AMBAC)	125	131,978
Series B, 4.00%, 10/01/22	75	79,137
Series B, 4.00%, 10/01/22 (SAW)	125	131,077
Series B, 5.00%, 03/15/22	250	260,553
Series C, 5.00%, 03/15/22	210	218,864
Series D, 5.00%, 02/15/22	1,310	1,359,964
Series E, 5.00%, 03/15/22	345	359,563
Series F, 5.00%, 10/01/22 (AGM)	240	256,087
Series H, 5.00%, 10/01/22 (SAW)	100	106,629
New York State Environmental Facilities Corp. RB
5.00%, 05/15/22	100	105,057
5.00%, 06/15/22	610	643,267
Series A, 5.00%, 06/15/22	1,140	1,202,171
Series B, 4.00%, 11/15/22	80	84,770
New York State Thruway Authority Highway & Bridge Trust Fund RB, Series A, 5.00%, 04/01/22	480	501,303
New York State Thruway Authority RB
Series A, 5.00%, 03/15/22	190	198,020
Series I, 5.00%, 01/01/22	130	134,121
Series I, 5.00%, 01/01/28 (PR 01/01/22)	140	144,532
Series J, 5.00%, 01/01/22	255	263,083
Series K, 4.00%, 01/01/22	180	184,522
New York State Urban Development Corp. RB
5.00%, 03/15/22	150	156,332
Series A, 5.00%, 03/15/22	1,880	1,959,357
Series A-2, 5.50%, 03/15/22 (NPFGC)	65	68,024
Series C, 5.00%, 03/15/22	200	208,442
Serise A-1, 4.00%, 03/15/22	200	206,716
Port Authority of New York & New Jersey, 5.00%, 07/15/22	230	243,481
Port Authority of New York & New Jersey RB
5.00%, 11/15/22	100	107,492
Series 179, 5.00%, 12/01/22	275	296,201
Series 189, 5.00%, 05/01/22	60	62,920
Series 194, 5.00%, 10/15/22	185	198,106
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/22	550	588,881
State of New York GO
Series A, 5.00%, 03/01/22	100	104,074
Series C, 5.00%, 04/15/22	630	659,466
Serise A, 5.00%, 03/15/22	180	187,678
Triborough Bridge & Tunnel Authority RB
Series A, 4.00%, 11/15/22	200	211,799
Series A, 5.00%, 11/15/22	460	494,095
Series B, 5.00%, 11/15/22	345	370,626
Series B-1, 5.00%, 11/15/22	235	252,456

		33,052,991

North Carolina — 3.7%
City of Charlotte NC COP, Series C, 4.00%, 06/01/22	30	31,240

Security	Par (000)	Value

North Carolina (continued)
City of Charlotte NC GO
5.00%, 12/01/22	$270	$290,816
Series A, 5.00%, 07/01/22	355	375,132
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/22	125	132,089
City of Durham NC GO, 5.00%, 09/01/22	125	133,108
City of Fayetteville NC Public Works Commission Revenue RB, 5.00%, 03/01/22	50	52,024
City of Greensboro NC GO, Series B, 5.00%, 10/01/22	100	106,894
City of Raleigh NC GO
Series A, 5.00%, 09/01/22	250	266,216
Series B, 4.00%, 04/01/27 (PR 04/01/22)	1,000	1,035,399
City of Raleigh NC GOL, Series A, 4.00%, 10/01/22	145	152,956
County of Buncombe NC, 5.00%, 06/01/22	375	394,737
County of Buncombe NC GO, 5.00%, 06/01/22	100	105,263
County of Buncombe NC RB, 5.00%, 06/01/22	45	47,369
County of Durham NC GO, 5.00%, 10/01/22	385	411,713
County of Forsyth NC GO, 5.00%, 12/01/22	275	296,337
County of Guilford NC GO
5.00%, 05/01/22	260	272,651
Series A, 5.00%, 02/01/22	225	233,189
Series A, 5.00%, 03/01/28 (PR 03/01/22)	3,460	3,600,068
Series D, 5.00%, 08/01/22	115	121,991
County of Mecklenburg NC GO
5.00%, 03/01/22	1,245	1,295,613
Series A, 5.00%, 09/01/22	135	143,794
Series B, 5.00%, 12/01/22	120	129,291
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/22	170	181,770
County of New Hanover NC GO, 5.00%, 08/01/22	400	424,315
County of Wake NC GO
Series A, 5.00%, 03/01/22	120	124,858
Series C, 5.00%, 03/01/22	120	124,858
County of Wake NC RB, Series A, 5.00%, 12/01/22	330	355,441
North Carolina Medical Care Commission RB, Series A, 5.00%, 10/01/22	215	229,190
North Carolina Municipal Power Agency No. 1 RB
Series B, 5.00%, 01/01/22	75	77,357
Series E, 5.00%, 01/01/22	120	123,771
State of North Carolina GO
Series A, 5.00%, 06/01/22	605	636,910
Series B, 5.00%, 06/01/22	200	210,549
Series C, 5.00%, 05/01/22	500	524,380
Series D, 4.00%, 06/01/22	605	630,411
State of North Carolina RB
5.00%, 03/01/22	285	296,513
Series B, 5.00%, 05/01/22	250	262,139
Series C, 5.00%, 05/01/22	345	361,752

		14,192,104

Ohio — 4.0%
City of Cincinnati OH GO, Series A, 4.00%, 12/01/22	50	53,011
City of Cincinnati OH Water System Revenue RB, Series B, 5.00%, 12/01/22	90	96,909
City of Columbus OH GO
Series 1, 5.00%, 07/01/22	205	216,650
Series A, 5.00%, 08/15/22	520	552,668
Series A, 5.00%, 02/15/23 (PR 08/15/22)	770	818,168
Series A, 5.00%, 02/15/26 (PR 08/15/22)	1,000	1,062,556
City of Columbus OH GOL
4.00%, 07/01/22	65	67,942
Series 6, 5.00%, 08/15/22	180	191,308

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Serise B, 3.00%, 07/01/22	$330	$341,115
County of Franklin OH GOL, 5.00%, 06/01/22	210	221,053
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/22	200	210,527
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/22	195	209,615
Kent State University RB, Series A, 4.00%, 05/01/22	50	51,886
Ohio Higher Educational Facility Commission RB
5.00%, 01/01/22	115	118,692
5.00%, 12/01/22	115	123,695
Series A, 5.00%, 12/01/22	60	64,536
Ohio State University (The) RB
Series D, 5.00%, 12/01/22	635	683,955
Serise A, 5.00%, 12/01/22	350	376,983
Ohio Water Development Authority RB
5.00%, 06/01/22	135	142,105
5.00%, 12/01/22	175	188,492
5.50%, 12/01/22	175	189,868
Series A, 5.00%, 06/01/22	215	226,316
Series A, 5.00%, 12/01/22	120	129,251
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/22	820	883,217
Series 2015-A, 5.00%, 06/01/22	160	168,421
Series 2015-A, 5.00%, 12/01/22	230	247,732
Series B, 5.00%, 12/01/22	90	96,939
South-Western City School District GO, 5.00%, 12/01/36 (PR 06/01/22)	1,800	1,894,538
State of Ohio GO
Series A, 5.00%, 08/01/22	160	169,747
Series A, 5.00%, 09/01/22	225	239,625
Series A, 5.00%, 09/15/22	485	517,451
Series B, 4.00%, 11/01/22	100	105,827
Series B, 5.00%, 08/01/22	635	673,682
Series B, 5.00%, 09/01/22	270	287,551
Series C, 4.25%, 09/15/22	220	232,472
Series C, 5.00%, 08/01/22	290	307,666
Series C, 5.00%, 09/15/22	100	106,691
Series Q, 5.00%, 05/01/22	85	89,145
Series Q, 5.00%, 05/01/26 (PR 05/01/22)	1,225	1,284,354
Series S, 5.00%, 04/01/22	50	52,233
Series T, 5.00%, 11/01/22	160	171,708
Series U, 5.00%, 10/01/22	200	213,818
State of Ohio RB
Series A, 5.00%, 04/01/22	355	370,689
Series A, 5.00%, 12/01/22	500	538,216
Series B, 5.00%, 10/01/22	250	267,088

		15,256,111

Oklahoma — 0.8%
City of Oklahoma City OK GO, 5.00%, 03/01/22	75	78,030
Grand River Dam Authority RB
Series A, 4.00%, 06/01/22	125	130,057
Series A, 5.00%, 06/01/22	415	436,241
Oklahoma Capitol Improvement Authority RB 5.00%, 07/01/22	245	258,481
Series A, 5.00%, 07/01/22	395	416,734
Series C, 4.00%, 07/01/22	115	119,998
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/22	120	126,805
Oklahoma Municipal Power Authority RB Series A, 5.00%, 01/01/22	410	422,829

Security	Par (000)	Value

Oklahoma (continued)
Series B, 5.00%, 01/01/22	$205	$211,414
Oklahoma Turnpike Authority RB, Series D, 5.00%, 01/01/22	340	351,030
Oklahoma Water Resources Board RB, 5.00%, 04/01/22	285	297,703
University of Oklahoma (The) RB, Series C, 5.00%, 07/01/22	110	115,973

		2,965,295

Oregon — 1.6%
City of Eugene OR Water Utility System Revenue RB, 5.00%, 08/01/22	65	68,951
City of Portland OR Sewer System Revenue RB
Series B, 5.00%, 06/15/22	300	316,395
Series B, 5.00%, 10/01/22	175	187,091
City of Portland OR Water System Revenue RB, 5.00%, 10/01/22	50	53,455
Clackamas & Washington Counties School District No. 3 GO, Series A, 0.00%, 06/15/22 (NPFGC GTD)(a)	110	109,702
Clackamas Community College District GO, Series B, 0.00%, 06/15/22 (GTD)(a)	50	49,887
Clackamas County School District No. 12 North Clackamas GO, 5.00%, 06/15/22 (GTD)	100	105,454
Clackamas County Service District No. 1 RB, 5.00%, 12/01/22	75	80,782
County of Clackamas OR GO, Series B, 5.00%, 06/01/22	125	131,579
County of Washington OR GOL, 5.00%, 06/01/22	50	52,632
Lane County School District No. 4J Eugene GO, 5.00%, 06/15/22 (GTD)	450	474,541
Oregon State Lottery RB
Series B, 5.00%, 04/01/22	155	161,908
Series C, 5.00%, 04/01/22	530	553,622
Port of Portland OR Airport Revenue RB, Series 23, 5.00%, 07/01/22	300	316,543
Portland Community College District GO, 5.00%, 06/15/22	465	490,359
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/22 (GTD)(a)	330	329,068
State of Oregon Department of Transportation RB, Series A, 5.00%, 11/15/22	635	682,575
State of Oregon GO
Series A, 5.00%, 05/01/22	145	152,055
Series A, 5.00%, 08/01/22	50	53,039
Series D, 5.00%, 05/01/22	225	235,948
Series F, 5.00%, 05/01/22	25	26,216
Series I, 5.00%, 08/01/22	360	381,883
Series L, 5.00%, 08/01/22	100	106,079
Series N, 5.00%, 08/01/22	400	424,263
Serise A, 5.00%, 05/01/22	100	104,866
Tri-County Metropolitan Transportation District of Oregon RB, Series A, 5.00%, 09/01/22	300	319,459
Washington & Multnomah Counties School District No. 48J Beaverton GO, 5.00%, 06/15/22 (GTD)	50	52,727

		6,021,079

Pennsylvania — 1.8%
Bucks County Water & Sewer Authority RB, 4.00%, 06/01/22 (BAM)	100	104,023
City of Philadelphia PA Airport Revenue RB, Series A, 5.00%, 07/01/22	200	211,149
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 07/01/22	440	464,422
Commonwealth of Pennsylvania GO
5.00%, 07/15/22	200	211,673
First Series, 5.00%, 03/15/22	540	562,794
First Series, 5.00%, 04/01/22	295	308,093

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
First Series, 5.00%, 06/01/22	$360	$378,867
First Series, 5.00%, 06/15/22	125	131,788
First Series, 5.00%, 07/01/22	875	924,411
First Series, 5.00%, 09/15/22	320	341,274
Second Series, 5.00%, 01/15/22	380	392,947
Second Series, 5.00%, 08/15/22	130	138,115
Second Series, 5.00%, 09/15/22	100	106,648
Second Series, 5.00%, 10/15/22	100	107,054
County of Montgomery GO, 5.00%, 05/01/22	200	209,752
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/22	95	100,387
Lower Merion School District GOL, 5.00%, 09/15/22 (SAW)	290	309,445
Pennsylvania Higher Educational Facilities Authority RB, Series A, 4.00%, 12/01/22	110	116,714
Pennsylvania Intergovernmental Cooperation Authority RB, 5.00%, 06/15/22	130	136,999
Pennsylvania Turnpike Commission RB
5.00%, 12/01/22	200	215,253
Series A-1, 5.00%, 12/01/22	415	446,995
Series B, 5.00%, 06/01/22	150	157,644
Series B, 5.00%, 12/01/22	120	129,251
Philadelphia Gas Works Co. RB, 5.00%, 08/01/22	100	105,885
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%, 09/01/22	300	318,589
West Chester Area School District/PA GO, Series AA, 4.00%, 05/15/22 (SAW)	185	192,449

		6,822,621

Rhode Island — 1.0%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/22	665	700,727
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/22	1,055	1,123,286
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
Series B, 5.00%, 10/01/22	800	854,999
Series C, 5.00%, 10/01/22	205	219,073
Serise A, 5.00%, 10/01/22	160	170,983
State of Rhode Island COP, Series A, 5.00%, 10/01/22	50	53,315
State of Rhode Island GO
Series A, 5.00%, 05/01/22	195	204,488
Series A, 5.00%, 08/01/22	325	344,756

		3,671,627

South Carolina — 0.7%
Beaufort County School District/SC GO, Series A, 5.00%, 03/01/22	55	57,217
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/22	300	323,079
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/22	50	51,615
City of Columbia SC Waterworks & Sewer System Revenue RB, 4.00%, 02/01/22	135	138,913
Greenville County School District RB, 5.00%, 12/01/22	180	193,937
Piedmont Municipal Power Agency RB, Series A-2, 0.00%, 01/01/22 (NPFGC)(a)	25	24,913
SCAGO Educational Facilities Corp. for Pickens School District RB, 5.00%, 12/01/22	70	75,166
South Carolina Public Service Authority RB, Series A, 5.00%, 12/01/22	195	209,550
South Carolina Transportation Infrastructure Bank RB, Series B, 5.00%, 10/01/22	625	666,709

Security	Par (000)	Value

South Carolina (continued)
State of South Carolina GO
Series A, 4.00%, 04/01/22 (SAW)	$20	$20,715
Series A, 5.00%, 10/01/22	245	261,999
Series B, 5.00%, 04/01/22 (SAW)	400	417,941
University of South Carolina RB, 5.00%, 05/01/22	70	73,370

		2,515,124

Tennessee — 1.3%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%, 02/01/22	195	202,097
City of Memphis TN Electric System Revenue, 5.00%, 12/01/22	100	107,709
City of Memphis TN Electric System Revenue RB, 4.00%, 12/01/22	135	143,284
County of Hamilton TN GO
Series A, 5.00%, 05/01/22	195	204,488
Series B, 5.00%, 03/01/22	150	156,072
County of Knox TN GO, Series B, 5.00%, 06/01/22	210	221,053
County of Rutherford TN GO, 5.00%, 04/01/22	265	276,811
County of Shelby TN GO, Series A, 5.00%, 04/01/22	130	135,794
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series D, 5.00%, 10/01/22	105	111,992
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/22	645	681,423
Series A, 5.00%, 01/01/22	240	247,721
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, 5.00%, 07/01/22	565	596,905
State of Tennessee GO
Series A, 5.00%, 08/01/22	880	933,493
Series A, 5.00%, 09/01/22	340	362,054
Tennessee Energy Acquisition Corp. RB, Series C, 5.00%, 02/01/22	30	31,035
Tennessee State School Bond Authority RB
5.00%, 11/01/22	175	187,696
Series A, 5.00%, 11/01/22	175	187,696
Series B, 5.00%, 11/01/22	165	177,048
Town of Collierville TN GO, Series A, 5.00%, 01/01/22	135	139,361

		5,103,732

Texas — 10.7%
Aldine Independent School District GO, 5.00%, 02/15/22 (PSF)	25	25,960
Allen Independent School District GO, 5.00%, 02/15/22 (PSF)	200	207,693
Austin Community College District GOL, 5.00%, 08/01/22	90	95,482
Austin Community College District Public Facility Corp. RB, 5.00%, 08/01/22	115	121,916
Austin Independent School District GO
5.00%, 08/01/22 (PSF)	120	127,310
Series A, 5.00%, 08/01/22	260	275,838
Series B, 5.00%, 08/01/22	75	79,569
Series B, 5.00%, 08/01/22 (PSF)	90	95,482
Birdville Independent School District GO
Series A, 5.00%, 02/15/22 (PSF)	180	186,909
Series B, 5.00%, 02/15/22 (PSF)	35	36,343
Canadian River Municipal Water Authority Corp. RB, 5.00%, 02/15/22	125	129,657
Central Texas Regional Mobility Authority RB
5.00%, 01/01/22	50	51,494
Series A, 5.00%, 01/01/22	10	10,299

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/22 (AMBAC)(a)	$180	$178,761
Series A, 5.00%, 08/15/41 (PR 08/15/22)	185	196,326
City of Arlington TX GOL, 5.00%, 08/15/22	105	111,582
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/22	715	768,683
City of Austin TX GOL
4.50%, 09/01/22	175	185,217
5.00%, 09/01/22	290	308,851
Series A, 5.00%, 09/01/22	180	191,700
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/22	230	247,187
Series A, 5.00%, 05/15/22	135	141,841
Series A, 5.00%, 05/15/22 (ETM)	25	26,232
Series A, 5.00%, 11/15/22	605	650,425
City of Carrollton TX GOL, 5.00%, 08/15/22	175	185,854
City of Corpus Christi TX Utility System Revenue RB, Series C, 5.00%, 07/15/22	45	47,610
City of Dallas TX GOL, 5.00%, 02/15/22	190	197,216
City of Dallas TX Waterworks & Sewer System Revenue RB
Series A, 5.00%, 10/01/22	445	475,352
Serise C, 5.00%, 10/01/22	200	213,641
City of El Paso TX GOL, 5.00%, 08/15/22	130	138,167
City of El Paso TX Water & Sewer Revenue RB
5.00%, 03/01/22	30	31,197
Serise A, 5.00%, 03/01/22	500	519,943
City of Fort Worth TX GOL, 5.00%, 03/01/22	85	88,419
City of Fort Worth TX Water & Sewer System Revenue RB, 5.00%, 02/15/22	415	430,895
City of Garland TX Water & Sewer System Revenue RB, Series A, 5.00%, 03/01/22	115	119,587
City of Houston TX Airport System Revenue RB, Series B, 5.00%, 07/01/22	125	131,954
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/22	370	397,661
Series C, 5.00%, 05/15/22	505	530,481
Series D, 5.00%, 11/15/22	125	134,345
City of Houston TX GOL, Series A, 5.00%, 03/01/22	310	322,524
City of Houston TX Hotel Occupancy Tax RB, 5.00%, 09/01/22	80	84,188
City of Lubbock TX GOL
5.00%, 02/15/22	55	57,093
Series A, 4.00%, 02/15/22	225	231,809
City of McKinney TX GOL, 5.00%, 08/15/22	250	265,672
City of Plano TX GOL
5.00%, 09/01/22	485	516,460
Series A, 5.00%, 09/01/22	125	133,108
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.00%, 02/01/22	1,345	1,393,526
City of San Antonio Texas GOL, 5.00%, 02/01/22	40	41,465
City of San Antonio Texas RB, 5.00%, 02/01/22	125	129,549
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/22	260	269,403
5.00%, 02/01/22 (ETM)	130	134,632
Clear Creek Independent School District GO
5.00%, 02/15/22 (PSF)	140	145,374
Series D, 5.00%, 02/15/22 (PSF)	190	197,293
College Station Independent School District GO, 5.00%, 08/15/22 (PSF)	100	106,282
Comal Independent School District GO, Series A, 5.00%, 02/01/22 (PSF)	100	103,647

Security	Par (000)	Value

Texas (continued)
Conroe Independent School District GO, 5.00%, 02/15/22 (PSF)	$100	$103,838
County of Fort Bend TX GO, 5.00%, 03/01/22	175	182,069
County of Harris TX GOL
Series A, 5.00%, 10/01/22	695	743,324
Series B, 5.00%, 10/01/22	85	90,910
County of Harris TX RB
Series A, 5.00%, 08/15/22	195	207,329
Series B, 5.00%, 08/15/22	185	196,697
County of Tarrant TX GOL, 5.00%, 07/15/22	405	428,738
Cypress-Fairbanks Independent School District GO, Series C, 5.00%, 02/15/22 (PSF)	200	207,676
Dallas Area Rapid Transit RB
Series A, 5.00%, 12/01/22	410	441,270
Series B, 4.00%, 12/01/22	150	159,081
Series B, 5.00%, 12/01/22	740	796,438
Dallas Independent School District GO, Series A, 5.00%, 08/15/22 (PSF)	125	132,836
Dallas/Fort Worth International Airport RB
Series C, 5.00%, 11/01/22	360	385,781
Series E, 5.00%, 11/01/22	155	166,100
Series F, 5.00%, 11/01/22	295	316,126
Series G, 5.00%, 11/01/22	25	26,790
Deer Park Independent School District GOL, 5.00%, 02/15/22 (PSF)	80	83,071
Eagle Mountain & Saginaw Independent School District GO, Series A, 5.00%, 08/15/22 (PSF)	95	100,905
Fort Bend Independent School District GO 5.00%, 08/15/22 (PSF)	200	212,565
Series A, 5.00%, 08/15/22 (PSF)	80	85,026
Fort Worth Independent School District GO, 5.00%, 02/15/22 (PSF)	385	399,777
Frisco Independent School District GO
4.00%, 08/15/22 (PSF)	40	42,001
5.00%, 08/15/22 (PSF)	165	175,366
Grand Prairie Independent School District GO, 5.00%, 02/15/22 (PSF)	225	233,636
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22	105	112,162
5.00%, 11/15/22	25	26,753
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/22	340	361,496
Houston Community College System GOL, 5.00%, 02/15/22	155	160,899
Houston Independent School District GOL
5.00%, 02/15/22 (PSF)	275	285,533
Series A, 5.00%, 02/15/22 (PSF)	110	114,213
Katy Independent School District GO, Series A, 4.00%, 02/15/22 (PSF)	20	20,612
Keller Independent School District/TX GO
5.00%, 08/15/22 (PSF)	30	31,881
Series A, 5.00%, 08/15/22 (PSF)	45	47,821
Klein Independent School District GO
5.00%, 08/01/22 (PSF)	125	132,615
Series A, 5.00%, 02/01/22 (PSF)	190	196,929
Lamar Consolidated Independent School District GO, 5.00%, 02/15/22 (PSF)	315	327,116
Leander Independent School District GO
Series A, 0.00%, 08/15/22 (PSF)(a)	135	134,689
Series B, 0.00%, 08/15/22(a)	50	49,827

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Lewisville Independent School District GO
0.00%, 08/15/22 (PSF)(a)	$500	$498,274
5.00%, 08/15/22 (PSF)	105	111,596
Series A, 4.00%, 08/15/22 (PSF)	140	147,004
Series A, 5.00%, 08/15/22 (PSF)	45	47,827
Lone Star College System GOL
5.00%, 09/15/22	215	229,355
Series B, 5.00%, 02/15/22	135	140,171
Lower Colorado River Authority RB
5.00%, 05/15/22	500	524,749
Series B, 5.00%, 05/15/22	130	136,435
Series D, 5.00%, 05/15/22	125	131,187
Mesquite Independent School District GO, Series C, 5.00%, 08/15/22 (PSF)	115	122,225
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/22	120	128,575
Series B, 5.00%, 11/01/22	120	128,575
Midway Independent School District/McLennan County GO, 5.00%, 08/01/22 (PSF)	145	153,833
North Central Texas Health Facility Development Corp. RB, 5.00%, 08/15/22	20	21,232
North East Independent School District/TX GO
5.00%, 08/01/22 (PSF)	55	58,350
5.25%, 02/01/22 (PSF)	165	171,323
North Texas Municipal Water District RB
5.00%, 06/01/22	355	373,685
6.25%, 06/01/22	85	90,615
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/22	280	298,162
North Texas Tollway Authority, Series B, 5.00%, 01/01/22	100	103,163
North Texas Tollway Authority RB
Series A, 5.00%, 01/01/22	940	969,787
Series B, 5.00%, 01/01/22	180	185,732
Northside Independent School District GO
5.00%, 06/15/22 (PSF)	390	411,314
5.00%, 08/15/22 (PSF)	480	510,155
Series A, 5.00%, 06/01/22 (PSF)	75	78,956
Northwest Independent School District GO
5.00%, 02/15/22 (PSF)	120	124,606
Series A, 5.00%, 02/15/22 (PSF)	250	259,596
Permanent University Fund - Texas A&M University System RB, Series A, 5.00%, 07/01/22	100	105,683
Permanent University Fund - University of Texas System RB, Series A, 5.00%, 07/01/22	100	105,671
Permanent University Fund RB - Texas A&M University System, 5.00%, 07/01/22	330	348,754
Pflugerville Independent School District GO
5.00%, 02/15/22 (PSF)	150	155,745
Series A, 5.00%, 02/15/22	300	311,491
Plano Independent School District GO, Series A, 5.00%, 02/15/22 (PSF)	60	62,303
Port Authority of Houston of Harris County Texas GO, Series A, 5.00%, 10/01/22	140	149,507
San Antonio Independent School District/TX GO
5.00%, 02/15/22 (PSF)	630	654,079
5.00%, 08/15/22 (PSF)	100	106,256
San Antonio Water System RB
5.00%, 05/15/22	65	68,287
5.00%, 05/15/22 (ETM)	105	110,231
Series A, 5.00%, 05/15/22	435	456,996

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 05/15/22 (ETM)	$185	$194,216
Series B, 5.00%, 05/15/22	200	210,112
San Jacinto College District GOL, 5.00%, 02/15/22	100	103,750
Southwest Higher Education Authority Inc. RB, 5.00%, 10/01/22	55	58,711
Spring Branch Independent School District GOL, Series B, 5.00%, 02/01/22 (PSF)	240	248,753
Spring Independent School District GO
5.00%, 08/15/22 (BAM)	100	106,269
5.00%, 08/15/22 (PSF)	250	265,706
State of Texas GO
5.00%, 04/01/22	115	120,136
5.00%, 10/01/22	890	951,489
Series A, 5.00%, 10/01/22	1,095	1,170,652
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22	105	112,084
5.00%, 12/01/22	45	48,395
Tarrant Regional Water District RB, 5.00%, 09/01/22	145	154,445
Tarrant Regional Water District Water Supply System RB, 5.00%, 03/01/22	265	275,773
Texas A&M University RB
Series A, 5.00%, 05/15/22	75	78,800
Series B, 5.00%, 05/15/22	20	21,013
Series D, 5.00%, 05/15/22	265	278,428
Series E, 5.00%, 05/15/22	400	420,269
Serise C, 5.00%, 05/15/22	100	105,067
Texas State University System RB
5.00%, 03/15/22	325	338,690
Series A, 5.00%, 03/15/22	455	474,165
Texas Transportation Commission State Highway Fund RB
First Series, 5.00%, 10/01/22	990	1,058,544
Series A, 5.00%, 04/01/22	300	313,427
Series A, 5.00%, 10/01/22	240	256,617
Texas Water Development Board RB
3.00%, 10/15/22	1,000	1,042,077
5.00%, 04/15/22	80	83,726
5.00%, 08/01/22	230	244,011
5.00%, 10/15/22	160	171,359
Series A, 5.00%, 04/15/22	250	261,644
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/22	210	222,765
Trinity River Authority RB, 5.00%, 02/01/22	135	139,820
University of Houston RB, Series A, 5.00%, 02/15/22	105	109,022
University of North Texas System RB
5.00%, 04/15/22	155	162,128
5.00%, 04/15/22 (ETM)	60	62,724
Series A, 5.00%, 04/15/22	150	156,898
University of Texas System (The) RB
Series A, 5.00%, 08/15/22	640	680,122
Series B, 5.00%, 08/15/22	150	159,403
Series C, 5.00%, 08/15/22	415	441,016
Series E, 5.00%, 08/15/22	130	138,150
Weatherford Independent School District GO, 0.00%, 02/15/22 (PSF)(a)	115	114,857
Wylie Independent School District/TX GO, Series B, 4.00%, 08/15/22 (PSF)	165	173,255

		40,664,973

Utah — 1.1%
Alpine School District/UT GO, Series B, 5.00%, 03/15/22 (GTD)	300	312,744

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
Central Utah Water Conservancy District RB, Series B, 5.00%, 10/01/22	$140	$149,631
Intermountain Power Agency RB, Series A, 5.00%, 07/01/22	170	179,559
Metropolitan Water District of Salt Lake & Sandy RB, Series A, 4.00%, 07/01/22	350	365,798
Provo School District GO, 5.00%, 06/15/22 (GTD)	20	21,093
Salt Lake City Corp. RB, Series A, 4.00%, 10/01/22	70	73,841
State of Utah GO, 5.00%, 07/01/22	400	422,781
University of Utah (The) RB
Series A, 5.00%, 08/01/22	350	371,275
Series B, 5.00%, 08/01/22	325	344,714
Utah State Building Ownership Authority RB, 5.00%, 05/15/22	835	876,865
Utah Transit Authority RB
5.00%, 06/15/42 (PR 06/15/22)	735	774,998
Series A, 5.00%, 06/15/22	155	163,274
Series A, 5.25%, 06/15/22	180	190,317

		4,246,890

Vermont — 0.1%
Vermont Municipal Bond Bank RB
Series 1, 5.00%, 12/01/22	325	350,055
Series 5, 5.00%, 12/01/22	60	64,626

		414,681

Virginia — 4.4%
City of Alexandria VA GO
Series A, 5.00%, 07/15/22 (SAW)	125	132,327
Series B, 4.00%, 06/15/25 (PR 06/15/22) (SAW)	1,245	1,298,897
Series B, 5.00%, 06/15/22 (SAW)	270	284,724
City of Hampton VA GO, Series B, 5.00%, 09/01/22 (SAW)	45	47,919
City of Norfolk VA GO
5.00%, 08/01/22 (SAW)	310	328,884
Series A, 5.00%, 09/01/22 (SAW)	205	218,326
City of Richmond VA GO
Series A, 5.00%, 03/01/22 (SAW)	340	353,822
Series B, 5.00%, 07/15/22	100	105,886
City of Virginia Beach VA GO, Series B, 5.00%, 09/15/22 (SAW)	100	106,648
Commonwealth of Virginia GO, Series A, 5.00%, 06/01/22	725	763,402
County of Fairfax VA GO
Series A, 4.00%, 10/01/22 (SAW)	275	290,130
Series A, 5.00%, 10/01/22 (SAW)	915	978,216
Series B, 4.00%, 10/01/22 (SAW)	105	110,777
Series B, 5.00%, 10/01/22 (SAW)	325	347,454
County of Henrico VA Water & Sewer Revenue RB, 5.00%, 05/01/22	30	31,466
County of Loudoun VA GO, Series A, 5.00%, 12/01/22 (SAW)	75	80,807
Hampton Roads Sanitation District RB, Serise A, 5.00%, 08/01/22	250	265,229
Hampton Roads Transportation Accountability Commission RB, Series A, 5.00%, 07/01/22	785	828,950
University of Virginia RB, Series A, 5.00%, 06/01/22	125	131,621
Virginia Beach Development Authority RB, Series B, 5.00%, 12/01/22	45	48,469
Virginia College Building Authority RB
5.00%, 02/01/22	75	77,730
5.00%, 09/01/22 (ST INTERCEPT)	255	271,541
5.00%, 09/01/22 (ETM) (ST INTERCEPT)	520	552,939
5.00%, 02/01/25 (PR 02/01/22)	110	114,003
Series A, 5.00%, 02/01/22	450	466,377
Series A, 5.00%, 09/01/22 (SAW)	95	101,162

Security	Par (000)	Value

Virginia (continued)
Series A, 5.00%, 09/01/22 (ETM) (SAW)	$55	$58,484
Series B, 5.00%, 09/01/22 (ST INTERCEPT)	65	69,216
Series B, 5.00%, 09/01/22 (ETM) (ST INTERCEPT)	35	37,217
Series B, 5.00%, 02/01/23 (PR 02/01/22)	1,000	1,036,394
Series D, 5.00%, 02/01/22	145	150,277
Series E-2, 5.00%, 02/01/22	50	51,820
Virginia Commonwealth Transportation Board, 5.00%, 09/15/22	120	127,995
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/22	405	425,435
5.00%, 05/15/25 (PR 05/15/22)	1,020	1,071,358
Series A, 4.50%, 03/15/22	615	638,360
Series A, 5.00%, 09/15/25 (PR 03/15/22)	510	531,619
Series B, 5.00%, 05/15/22	175	183,830
Virginia Commonwealth Transportation Board RB , 5.00%, 05/15/22	95	99,793
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/22	825	875,257
Series B, 5.00%, 08/01/22	100	106,092
Series C, 5.00%, 08/01/22	310	328,884
Virginia Public School Authority RB
5.00%, 08/01/22 (SAW)	275	291,681
Series A, 5.00%, 08/01/22	50	53,033
Series A, 5.00%, 08/01/22 (SAW)	75	79,549
Series B, 5.00%, 08/01/22	360	381,837
Series B, 5.00%, 08/01/22 (SAW)	535	567,452
Series B, 5.00%, 08/01/22 (ETM)	5	5,300
Virginia Resources Authority Clean Water Revolving Fund RB, 5.00%, 10/01/22	40	42,769
Virginia Resources Authority RB
5.00%, 11/01/22	325	348,833
5.00%, 11/01/22 (ETM)	50	53,643
Series A, 5.00%, 11/01/22	580	622,532
Serise S, 5.00%, 11/01/22	165	177,100

		16,753,466

Washington — 5.1%
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/22	170	182,413
Central Washington University RB, 5.00%, 05/01/22	50	52,330
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/22	200	208,914
5.00%, 05/01/22	395	414,220
City of Seattle WA GOL
Series A, 5.00%, 04/01/22	750	783,428
Series A, 5.00%, 06/01/22	65	68,421
Series A, 5.00%, 12/01/22	100	107,709
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/22	535	569,702
Series A, 5.00%, 01/01/22	115	118,715
Series A, 5.00%, 05/01/22	75	78,649
Series C, 5.00%, 10/01/22	160	171,031
City of Seattle WA Water System Revenue RB, 5.00%, 09/01/22	330	351,405
City of Tacoma WA Electric System Revenue, Series B, 5.00%, 01/01/22	135	139,316
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/22	100	103,231
City of Vancouver WA GOL, Series B, 5.00%, 12/01/22	330	355,441
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/22	135	139,315

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Clark County School District No. 119 Battleground GO, 4.00%, 12/01/22 (GTD)	$155	$164,308
County of King WA GO, 5.00%, 12/01/22	600	646,554
County of King WA GOL
4.00%, 12/01/22	20	21,237
5.00%, 01/01/22	100	103,251
5.25%, 01/01/22	80	82,732
Series C, 5.00%, 12/01/22	105	113,147
Series E, 5.00%, 12/01/22	120	129,311
County of King WA Sewer Revenue RB
Series A, 5.00%, 01/01/22	25	25,813
Series B, 5.00%, 07/01/22	710	750,521
Series C, 4.00%, 01/01/22	100	102,593
County of Snohomish WA GOL, 5.00%, 12/01/22	140	150,793
Energy Northwest RB, Series A, 5.00%, 07/01/22	925	977,680
Grant County Public Utility District No. 2 RB, Series A, 5.00%, 01/01/22	125	129,038
King & Snohomish Counties School District No. 417 Northshore GO, 5.00%, 12/01/22 (GTD)	100	107,693
King County Rural Library District GO, 4.00%, 12/01/22	355	376,783
King County School District No. 405 Bellevue GO, 5.00%, 12/01/22 (GTD)	455	489,927
King County School District No. 409 Tahoma GO, 5.00%, 12/01/22 (GTD)	220	236,888
King County School District No. 414 Lake Washington GO, 5.00%, 12/01/22 (GTD)	345	371,598
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/22 (GTD)	370	398,402
Port of Seattle WA RB
Series A, 5.00%, 08/01/22	335	354,930
Series B, 5.00%, 03/01/22	110	114,341
Port of Tacoma WA RB, Series A, 5.00%, 12/01/22	135	145,296
Snohomish County Public Utility District No. 1 RB, 5.00%, 12/01/22	190	204,711
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/22 (GTD)	230	247,580
State of Washington COP
Series A, 5.00%, 07/01/22	150	158,507
Series B, 4.00%, 07/01/22	295	308,315
State of Washington GO
5.00%, 07/01/22	260	274,776
Series A, 5.00%, 08/01/22	100	106,092
Series A, 5.00%, 08/01/26 (PR 08/01/22)	1,750	1,856,151
Series B, 5.00%, 02/01/22	250	259,118
Series B, 5.00%, 07/01/22	495	523,131
Series B, 5.00%, 08/01/22	160	169,747
Series C, 0.00%, 06/01/22 (AMBAC)(a)	135	134,692
Series C, 5.00%, 06/01/22	40	42,110
Series C, 5.00%, 07/01/22	105	110,967
Series D, 5.00%, 02/01/22	120	124,376
Series D, 5.00%, 07/01/22	25	26,421
Series D, 5.25%, 02/01/22	100	103,832
Series F, 0.00%, 12/01/22 (NPFGC)(a)	65	64,723
Series F, 5.00%, 07/01/22	190	200,798
Series R-2012C, 4.00%, 07/01/22	480	501,723
Series R-2012D, 5.00%, 07/01/22	115	121,536
Series R-2015E, 5.00%, 07/01/22	330	348,754
Series R-2017A, 5.00%, 08/01/22	200	212,183
Series R-D, 5.00%, 08/01/22	250	265,229
Serise R-2020C, 5.00%, 07/01/22	320	338,186

Security	Par (000)	Value

Washington (continued)
State of Washington RB
Series C, 5.00%, 09/01/22	$260	$276,865
Series F, 5.00%, 09/01/22	495	527,108
University of Washington RB
5.00%, 04/01/22	165	172,323
Series A, 5.00%, 12/01/22	75	80,757
Series B, 5.00%, 06/01/22	100	105,241
Series C, 5.00%, 12/01/22	595	640,674
Washington Health Care Facilities Authority RB, Series A, 5.00%, 11/15/22	125	134,045
Washington State University RB
5.00%, 04/01/22	215	224,482
5.00%, 10/01/22	200	213,641
Yakima County School District No. 7 Yakima GO, 5.00%, 12/01/22 (GTD)	175	188,376
Yakima County School District No. 90 East Valley GO, 5.00%, 12/01/22 (GTD)	130	139,807

		19,244,053

West Virginia — 0.5%
State of West Virginia GO
Series A, 5.00%, 11/01/22	575	616,627
Serise A, 5.00%, 06/01/22	150	157,828
West Virginia Commissioner of Highways, Series A, 5.00%, 09/01/22	150	159,564
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/22	440	468,053
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/22	250	264,026
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/22	200	211,222

		1,877,320

Wisconsin — 3.3%
City of Madison WI GO, Series A, 4.00%, 10/01/22	100	105,487
City of Milwaukee WI GO
Series N2, 5.00%, 05/01/22	30	31,414
Series N2, 5.00%, 05/15/22	125	131,120
City of Milwaukee WI Sewerage System Revenue RB, Series S5, 5.00%, 06/01/22	260	273,424
Madison Metropolitan School District/WI GO, 4.00%, 03/01/22	95	98,063
Milwaukee County Metropolitan Sewer District GO
Series A, 4.00%, 10/01/22	110	115,988
Series A, 5.00%, 10/01/22	105	112,192
Series A, 5.25%, 10/01/22	105	112,562
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 4.00%, 06/01/22 (ETM)	75	78,092
Series 1, 5.00%, 06/01/22 (ETM)	125	131,495
State of Wisconsin Environmental Improvement Fund Revenue RB, Serise A, 5.00%, 06/01/22	250	263,242
State of Wisconsin GO
5.00%, 11/01/22	205	220,001
Series 1, 5.00%, 05/01/22	150	157,314
Series 1, 5.00%, 05/01/22 (ETM)	100	104,845
Series 2, 4.00%, 11/01/22	140	148,158
Series 2, 5.00%, 05/01/22	155	162,558
Series 2, 5.00%, 05/01/22 (ETM)	20	20,969
Series 2, 5.00%, 11/01/22	955	1,024,882
Series 3, 4.00%, 11/01/22	125	132,284
Series 3, 5.00%, 11/01/22	615	660,003

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Series B, 5.00%, 05/01/22	$75	$78,657
Series D, 5.00%, 05/01/22	130	136,339
State of Wisconsin RB, Series A, 5.00%, 05/01/22	600	629,380
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/22	465	491,538
Series 1, 5.00%, 07/01/27 (PR 07/01/22)	2,790	2,947,884
Series 1, 5.00%, 07/01/28 (PR 07/01/22)	2,000	2,113,179
Series 2, 5.00%, 07/01/22	805	850,943
Series 2, 5.00%, 07/01/23 (PR 07/01/22)	225	237,733
Wisconsin Health & Educational Facilities Authority RB
5.00%, 08/15/22	165	175,013
Series C, 5.00%, 08/15/22 (ETM)	40	42,476
Series E, 4.00%, 11/15/22	125	132,394
WPPI Energy RB, Series A, 5.00%, 07/01/22	460	484,482

		12,404,111

Total Municipal Debt Obligations — 98.6% (Cost: $369,288,449)		374,949,974

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 0.01%(c)(d)	282	$282,355

Total Short-Term Investments — 0.1% (Cost: $282,317)		282,355

Total Investments in Securities — 98.7% (Cost: $369,570,766)		375,232,329

Other Assets, Less Liabilities — 1.3%		4,967,211

Net Assets — 100.0%		$ 380,199,540

(a)	Zero-coupon bond.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$136,680	$145,639	(a)	$—	$23	$13	$282,355	282	$38	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$374,949,974	$—	$374,949,974
Money Market Funds	282,355	—	—	282,355

	$282,355	$374,949,974	$—	$375,232,329

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) April 30, 2021	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.2%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/23	$300	$333,432
Series A, 5.00%, 09/01/23	245	272,303
Series B, 5.00%, 09/01/23	310	344,546
Alabama Public School & College Authority RB
Series C, 5.00%, 06/01/23	100	110,037
Series A, 3.00%, 06/01/23	85	89,865
Series A, 5.00%, 02/01/23	410	444,724
Alabama Public School and College Authority RB
Series B, 5.00%, 01/01/23	290	313,387
Series C, 5.00%, 11/01/23	125	139,948
City of Huntsville AL GOL
Series C, 5.00%, 05/01/23	105	115,102
Series D, 5.00%, 05/01/23	115	126,064
State of Alabama GO
Series A, 5.00%, 08/01/23	125	138,571
Series A, 5.00%, 11/01/23	400	448,045
Series C, 5.00%, 08/01/23	155	171,828
Series C, 5.00%, 11/01/23	290	324,833
University of Alabama (The) RB, Series B, 5.00%, 07/01/23	125	137,858
University of Alabama at Birmingham RB, Series A, 5.00%, 10/01/23	135	150,040

		3,660,583

Alaska — 0.1%
Municipality of Anchorage AK GO, Series D, 5.00%, 09/01/23	165	183,347
State of Alaska GO, Series B, 5.00%, 08/01/23	75	83,053

		266,400

Arizona — 3.0%
Arizona Department of Transportation State Highway Fund Revenue RB, 5.00%, 07/01/23	210	231,794
Arizona Health Facilities Authority RB, Series A, 5.00%, 01/01/23	35	37,768
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/23	365	405,133
Arizona State University RB
5.00%, 08/01/23	150	166,286
Series B, 5.00%, 07/01/23	220	242,983
Series C, 5.00%, 07/01/23	295	325,818
Arizona Transportation Board RB
5.00%, 07/01/23	800	882,917
Series A, 5.00%, 07/01/23	100	110,378
Arizona Water Infrastructure Finance Authority RB, Series A, 5.00%, 10/01/23	70	78,050
City of Mesa AZ Utility System Revenue RB, 5.00%, 07/01/23	35	38,600
City of Phoenix AZ GO
4.00%, 07/01/23	585	632,983
5.00%, 07/01/23	120	132,426
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/23	650	717,320
5.50%, 07/01/23 (NPFGC)	85	94,736
Series A, 5.00%, 07/01/23	490	540,763
Series B, 5.00%, 07/01/23	610	673,291
Series D, 5.00%, 07/01/23	300	330,722
SeriesB, 5.00%, 07/01/23	140	154,529
City of Scottsdale AZ GO, 5.00%, 07/01/23	120	132,591
City of Tucson AZ Water System Revenue RB, Series A, 5.00%, 07/01/23	155	171,051
County of Pima AZ GOL, 4.00%, 07/01/23	310	335,427

Security	Par (000)	Value

Arizona (continued)
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/23	$435	$480,244
Maricopa County Community College District GO, 5.00%, 07/01/23	200	220,253
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/23	75	82,835
Maricopa County Unified School District No. 80 Chandler GOL, 4.50%, 07/01/23	40	43,757
Maricopa County Union High School District No.
210-Phoenix GO
5.00%, 07/01/23	280	309,251
Series B, 5.00%, 07/01/23	175	193,282
Regional Public Transportation Authority RB, 5.25%, 07/01/23	135	149,799
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/23	365	394,372
Series A, 5.00%, 01/01/23	610	659,088
State of Arizona COP, 5.00%, 09/01/23	260	288,910
University of Arizona (The) RB
5.00%, 06/01/23	215	236,627
5.00%, 08/01/23	55	60,971

		9,554,955

Arkansas — 0.4%
State of Arkansas GO
4.25%, 06/01/23	35	37,931
5.00%, 04/01/23	315	344,292
5.00%, 10/01/23	535	597,209
University of Arkansas RB, Series A, 5.00%, 11/01/23	105	117,277

		1,096,709

California — 10.4%
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/23 (AGM)(a)	50	49,547
Anaheim Housing & Public Improvements Authority RB, Series A, 5.00%, 10/01/23	175	194,899
Bay Area Toll Authority RB
5.00%, 04/01/23	100	109,218
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	100	109,339
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	135	148,252
Benicia Unified School District GO, Series B, 0.00%, 08/01/23 (NPFGC)(a)	80	79,044
California Educational Facilities Authority RB, Series T-5, 5.00%, 03/15/23	590	644,053
California Health Facilities Financing Authority RB
5.00%, 11/15/23	25	28,068
Series A, 4.00%, 03/01/23	70	74,777
Series A, 5.00%, 11/15/23	15	16,837
Series B, 5.00%, 11/15/23	110	122,962
California Infrastructure & Economic Development Bank RB, Series A, 5.00%, 10/01/23	185	206,800
California State Public Works Board RB
5.00%, 09/01/23	200	222,337
Series A, 5.00%, 03/01/23	170	185,021
Series A, 5.00%, 09/01/23	175	194,545
Series A, 5.25%, 06/01/23 (ETM NPFGC)	15	16,601
Series B, 5.00%, 10/01/23	415	462,935
Series C, 5.00%, 11/01/23	65	72,755
Series D, 5.00%, 09/01/23	540	600,311
Series F, 5.00%, 05/01/23	135	147,959
Series F, 5.00%, 09/01/23	255	283,480

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series G, 5.00%, 09/01/23	$20	$22,234
Series H, 5.00%, 06/01/23	180	198,027
Series H, 5.00%, 12/01/23	125	140,388
Series I, 5.00%, 11/01/23	545	610,026
California State University RB, Series A, 5.00%, 11/01/23	835	935,273
Chabot-Las Positas Community College District GO, 4.00%, 08/01/23	160	173,566
City of Los Angeles CA Wastewater System Revenue RB, Series B, 4.00%, 06/01/23	100	107,901
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/23	450	503,692
Series B, 5.00%, 11/01/23	100	111,931
Coast Community College District GO, Series A, 5.00%, 08/01/23	100	110,905
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/23	300	326,507
Contra Costa Water District RB, Series T, 5.00%, 10/01/23	120	133,953
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/23	160	176,165
Eastern Municipal Water District RB, Series A, 5.00%, 07/01/23	50	55,258
Escondido Union High School District GO, Series A, 0.00%, 08/01/23 (AGC)(a)	150	148,906
Folsom Cordova Unified School District School Facilities Improvement Dist No. 4 GO, Series A, 0.00%, 10/01/23 (NPFGC)(a)	195	192,667
Foothill-De Anza Community College District GO, 5.00%, 08/01/23	140	155,133
Huntington Beach Union High School District GO, 5.00%, 08/01/23	135	149,335
Irvine Ranch Water District ST, 5.00%, 02/01/23	30	32,557
Laguna Beach Unified School District GO, 4.00%, 08/01/23	130	141,267
Las Virgenes Unified School District GO
Series C, 0.00%, 11/01/23 (NPFGC)(a)	50	49,594
Series D, 0.00%, 09/01/23 (NPFGC)(a)	105	104,262
Long Beach Community College District GO, Series D, 0.00%, 05/01/23 (NPFGC)(a)	165	163,639
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/23	395	437,980
Series C, 5.00%, 08/01/23	335	371,451
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 06/01/23	560	616,472
Series A, 5.00%, 07/01/23	600	662,543
Series C, 5.00%, 07/01/23	120	132,509
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/23	100	110,493
Series A, 5.00%, 07/01/23	445	491,963
Series B, 4.00%, 07/01/23	150	162,507
Series B, 5.00%, 07/01/23	165	182,313
Series D, 4.00%, 07/01/23	205	222,093
Series E, 5.00%, 07/01/23	165	182,313
Los Angeles Unified School District/CA GO
Series A, 4.00%, 07/01/23	495	536,162
Series A, 5.00%, 07/01/23	1,830	2,021,597
Series C, 5.00%, 07/01/23	185	204,369
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/23	150	165,636
Series B, 5.00%, 09/01/23	75	83,395

Security	Par (000)	Value

California (continued)
Modesto Irrigation District RB, 5.00%, 10/01/23	$220	$245,695
Mount Diablo Unified School District/CA GO, Series F, 5.00%, 08/01/23	20	22,171
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/23	400	447,194
Newport Mesa Unified School District GO, 0.00%, 08/01/23 (NPFGC)(a)	50	49,724
Palomar Community College District GO, Series B, 0.00%, 08/01/23(a)	200	198,497
Rancho Santiago Community College District GO, 4.00%, 09/01/23	45	49,037
Riverside County Transportation Commission RB, Series A, 5.00%, 06/01/23	895	983,652
San Diego Community College District GO, 0.00%, 08/01/23(a) .	35	34,776
San Diego County Regional Transportation Commission RB, Series A, 5.00%, 04/01/23	75	81,974
San Diego County Water Authority RB, 5.00%, 05/01/23	100	109,684
San Diego Public Facilities Financing Authority RB, 5.00%, 10/15/23	50	55,643
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/23 (NPFGC)(a)	150	149,322
Series H-2, 3.00%, 07/01/23	200	212,233
Series H-2, 5.00%, 07/01/23	350	386,484
Series J-2, 5.00%, 07/01/23	85	93,860
San Francisco City & County Airport Commission San Francisco International Airport RB, Series D, 5.00%, 05/01/23	135	147,988
San Jose Evergreen Community College District GO
5.00%, 09/01/23	180	200,327
Series A, 5.00%, 09/01/23	195	217,021
San Jose Financing Authority RB, Series A, 5.00%, 06/01/23	25	27,511
San Mateo County Community College District GO, Series A, 0.00%, 09/01/23(a)	160	159,097
San Mateo Joint Powers Financing Authority RB, Series A, 5.00%, 07/15/23	100	110,604
San Mateo Union High School District GO
Series A, 4.00%, 09/01/23	125	136,307
Series A, 5.00%, 09/01/23	125	139,209
Series B, 0.00%, 09/01/23 (NPFGC)(a)	130	129,116
Santa Clara County Financing Authority RB, Series Q, 5.00%, 05/15/23	105	115,186
Santa Clara Unified School District GO, 5.00%, 07/01/23	75	82,835
Santa Monica Community College District GO, Series A, 5.00%, 08/01/23	80	88,724
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/23 (NPFGC)(a)	100	99,382
Southern California Public Power Authority RB, Series A, 5.00%, 07/01/23	175	193,282
State of California Department of Water Resources RB
5.00%, 12/01/23	125	140,526
Series AW, 5.00%, 12/01/23	115	129,284
Series AX, 5.00%, 12/01/23	415	466,547
Series BA, 5.00%, 12/01/23	235	264,189
State of California GO
4.00%, 05/01/23	160	172,346
4.00%, 10/01/23	315	344,140
5.00%, 02/01/23	100	108,506
5.00%, 08/01/23	2,015	2,234,251
5.00%, 09/01/23	895	995,848
5.00%, 10/01/23	930	1,038,378

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 11/01/23	$1,425	$1,596,543
5.00%, 12/01/23	320	359,746
Series A, 5.00%, 08/01/23	595	659,742
Series B, 5.00%, 09/01/23	550	611,974
Torrance Unified School District GO, 5.00%, 08/01/39 (PR 08/01/23)	200	221,938
University of California RB
Series A, 5.00%, 05/15/23	335	368,145
Series AK, VRDN, 5.00%, 05/15/48(b)	2,125	2,332,962
Series AO, 5.00%, 05/15/23	495	543,975
Series AR, 4.00%, 05/15/23	210	226,520

		33,078,817

Colorado — 0.7%
Adams County School District No. 1 GO, 4.00%, 12/01/23	250	274,223
Board of Water Commissioners City & County of Denver (The) RB, Series B, 5.00%, 09/15/23	130	144,849
City & County of Denver Co. Airport System Revenue RB
Series A, 5.00%, 11/15/23	355	397,983
Series B, 5.00%, 11/15/23	200	224,216
City of Colorado Springs Co. Utilities System Revenue RB, Series C, 5.00%, 11/15/23	100	112,189
Denver City & County School District No. 1 GO, 5.00%, 12/01/23 (SAW)	240	269,413
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/23 (NPFGC)(a)	120	118,687
Metro Wastewater Reclamation District RB, Series A, 5.00%, 04/01/23	500	546,597
University of Colorado RB, Series A-2, 5.00%, 06/01/23	240	264,037

		2,352,194

Connecticut — 1.9%
City of Stamford CT GO, 5.00%, 06/01/23	100	110,125
Connecticut State Health & Educational Facilities Authority RB
Series 2014-A, VRDN, 1.10%, 07/01/48(b)	500	507,894
Series C-2, VRDN, 5.00%, 07/01/57(b)	1,030	1,116,479
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series B, 5.00%, 06/01/23	125	137,602
State of Connecticut GO
Series A, 5.00%, 03/15/23	275	299,761
Series A, 5.00%, 04/15/23	520	568,911
Series A, 5.00%, 10/15/23	505	564,096
Series B, 5.00%, 04/15/23	200	218,812
Series B, 5.00%, 05/15/23	335	367,857
Series D, 5.00%, 06/15/23	120	132,207
Series E, 5.00%, 09/01/23	55	61,129
Series F, 5.00%, 09/15/23	175	194,812
Series F, 5.00%, 11/15/23	200	224,162
Series H, 5.00%, 11/15/23	120	134,497
State of Connecticut Special Tax RB, Series A, 5.00%, 09/01/23	120	133,432
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/23	90	97,211
Series A, 5.00%, 08/01/23	275	304,726
Series A, 5.00%, 10/01/23	400	446,306
Series B, 5.00%, 08/01/23	105	116,350
University of Connecticut RB
Series A, 4.00%, 02/15/23	50	53,384
Series A, 5.00%, 02/15/23	100	108,546
Series A, 5.00%, 04/15/23	100	109,344

		6,007,643

Security	Par (000)	Value

Delaware — 1.1%
City of Wilmington DE GO, 3.00%, 06/01/23	$160	$169,433
County of New Castle DE GO
5.00%, 04/01/23	100	109,339
5.00%, 10/01/23	165	184,228
Delaware River & Bay Authority RB, Series B, 5.00%, 01/01/23	40	43,059
Delaware Transportation Authority RB, 5.00%, 07/01/23	1,205	1,331,991
State of Delaware GO
5.00%, 02/01/23	405	439,450
Series C, 5.00%, 03/01/23	640	697,041
Series A, 5.00%, 02/01/23	90	97,655
Series B, 5.00%, 07/01/23	165	182,313
Series C, 5.00%, 03/01/23	140	152,478
Series D, 5.00%, 07/01/23	125	138,116

		3,545,103

District of Columbia — 0.9%
District of Columbia GO
Series A, 5.00%, 06/01/23	975	1,073,721
Series B, 5.00%, 06/01/23	350	385,439
District of Columbia RB
5.00%, 07/15/23	20	22,060
Series A, 5.00%, 12/01/23	360	404,715
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/23	150	167,403
Series B, 5.00%, 10/01/23	215	240,000
Series C, 5.00%, 10/01/23	130	145,083
Washington Metropolitan Area Transit Authority RB
Series A-1, 5.00%, 07/01/23	150	165,189
Series B, 5.00%, 07/01/23	220	242,278

		2,845,888

Florida — 4.1%
City of Jacksonville FL RB
5.00%, 10/01/23	110	122,339
Series C, 5.00%, 10/01/23	100	111,038
City of Orlando FL RB, Series B, 5.00%, 10/01/23	135	150,420
City of Tallahassee FL Utility System Revenue RB, 5.00%, 10/01/23	35	39,025
City of Tampa FL RB, 5.00%, 10/01/23	100	111,397
County of Broward FL Airport System Revenue RB, Series C, 5.00%, 10/01/23	90	100,234
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/23	165	183,593
County of Miami-Dade FL GO
5.00%, 07/01/23	25	27,583
Series 2015-D, 5.00%, 07/01/23	120	132,399
Series A, 5.00%, 07/01/23	390	430,296
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/23	460	505,950
County of Miami-Dade FL Water & Sewer System Revenue RB 5.00%, 10/01/23	725	807,626
Series B, 5.00%, 10/01/23	90	100,257
County of Orange FL Sales Tax Revenue RB, Series C, 5.00%, 01/01/23	130	140,507
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/23	110	122,791
County of Seminole FL Water & Sewer Revenue RB, Series A, 5.00%, 10/01/23	180	200,699
Florida Department of Environmental Protection RB 5.00%, 07/01/23	475	524,622

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Series A, 5.00%, 07/01/23	$565	$624,025
Florida Department of Management Services COP, Series A, 5.00%, 08/01/23	190	210,311
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/23	65	72,441
Florida’s Turnpike Enterprise RB
Series A, 5.00%, 07/01/23	680	750,883
Series B, 5.00%, 07/01/23	490	541,077
Series C, 5.00%, 07/01/23	25	27,606
Hillsborough County School Board COP 5.00%, 07/01/23	100	109,921
Series A, 5.00%, 07/01/23	60	65,952
Jacksonville Transportation Authority RB, 5.00%, 08/01/23	170	187,809
Miami-Dade County Expressway Authority RB, Series A, 4.00%, 07/01/23	85	91,493
Orange County School Board COP
Series A, 5.00%, 08/01/23	90	99,557
Series D, 5.00%, 08/01/23	50	55,309
Orlando Utilities Commission RB, Series A, 5.00%, 10/01/23	270	301,257
Orlando-Orange County Convention Center RB, 5.00%, 10/01/23	270	300,010
Orlando-Orange County Expressway Authority RB, Series B, 5.00%, 07/01/23	150	165,189
Palm Beach County School District COP
Series A, 5.00%, 08/01/23	50	55,321
Series B, 5.00%, 08/01/23	150	165,999
Pasco County School Board COP, Series A, 5.00%, 08/01/23	20	21,934
Reedy Creek Improvement District GOL
5.00%, 06/01/23	75	82,248
Series A, 5.00%, 06/01/23	255	279,643
School Board of Miami-Dade County (The) COP, Series D, 5.00%, 02/01/23	90	97,639
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/23	260	283,154
School District of Broward County/FL COP
Series A, 5.00%, 07/01/23	270	297,094
Series B, 5.00%, 07/01/23	170	187,059
Seminole County School Board COP, Series C, 5.00%, 07/01/23	20	22,007
State of Florida Department of Transportation Turnpike System Revenue RB, Series B, 5.00%, 07/01/23	140	154,593
State of Florida GO
Series A, 5.00%, 06/01/23	670	737,839
Series A, 5.00%, 07/01/23	865	955,961
Series B, 5.00%, 06/01/23	595	655,245
Series C, 5.00%, 06/01/23	355	390,945
Series E, 5.00%, 06/01/23	210	231,263
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/23	235	259,604
Series B, 5.00%, 07/01/23	610	673,866
Volusia County School Board COP, Series A, 5.00%, 08/01/23 (BAM)	110	121,917

		13,086,947

Georgia — 1.4%
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/23	110	123,212
Series A, 5.00%, 11/01/23	75	84,008
City of Gainesville GA Water & Sewerage Revenue RB, 5.00%, 11/15/23	60	67,249
County of Forsyth GA GO, Series B, 5.00%, 03/01/23	40	43,573

Security	Par (000)	Value

Georgia (continued)
Forsyth County School District GO, 5.00%, 02/01/23	$130	$141,034
Georgia State Road & Tollway Authority RB, Series A, 5.00%, 06/01/23	125	137,519
Gwinnett County Development Authority COP, 5.25%, 01/01/23 (NPFGC)	115	124,750
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/23	500	554,166
State of Georgia GO
Series A, 5.00%, 07/01/23	785	867,548
Series A-1, 5.00%, 02/01/23	450	488,277
Series C, 5.00%, 07/01/23	75	82,887
Series C-1, 5.00%, 07/01/23	150	165,774
Series D, 5.00%, 02/01/23	355	385,197
Series E, 5.00%, 12/01/23	140	157,428
Series F, 5.00%, 01/01/23	1,000	1,080,995

		4,503,617

Hawaii — 1.7%
City & County Honolulu HI Wastewater System Revenue RB, Series B, 5.00%, 07/01/23	555	612,853
City & County of Honolulu HI GO
Series A, 5.00%, 09/01/23	120	133,462
Series A, 5.00%, 10/01/23	200	223,204
Series B, 4.00%, 10/01/23	100	109,200
Series B, 5.00%, 09/01/23	360	400,386
Series B, 5.00%, 10/01/23	100	111,602
Series C, 5.00%, 10/01/23	145	161,823
Series E, 4.00%, 09/01/23	145	157,903
County of Hawaii HI GO, Series D, 5.00%, 09/01/23	75	83,154
State of Hawaii GO
Series EH, 5.00%, 08/01/30 (PR 08/01/23)	325	360,028
Series EH-2017, 5.00%, 08/01/23 (ETM)	520	576,045
Series EO, 5.00%, 08/01/23 (ETM)	50	55,389
Series EP, 5.00%, 08/01/23	320	354,514
Series EY, 5.00%, 10/01/23	385	429,470
Series EZ, 5.00%, 10/01/23	50	55,775
Series FE, 5.00%, 10/01/23	300	334,652
Series FG, 4.00%, 10/01/23	135	147,351
Series FG, 5.00%, 10/01/23	70	78,086
Series FH, 5.00%, 10/01/23	50	55,775
Series FK, 4.00%, 05/01/23	75	80,725
Series FK, 5.00%, 05/01/23	175	191,836
Series FN, 5.00%, 10/01/23	130	145,016
State of Hawaii State Highway Fund RB
Series A, 5.00%, 01/01/23	100	108,030
Series B, 4.00%, 01/01/23	130	138,286
Series B, 5.00%, 01/01/23	280	302,483

		5,407,048

Idaho — 0.0%
Idaho Housing & Finance Association RB, 5.00%, 07/15/23	110	121,330

Illinois — 1.9%
Chicago O’Hare International Airport RB
4.13%, 01/01/23	50	52,546
Series C, 5.00%, 01/01/23	100	107,873
Series B, 5.00%, 01/01/23	500	539,365
Series D, 5.00%, 01/01/23	90	97,086
Illinois Finance Authority RB
5.00%, 01/01/23	335	362,075
5.00%, 07/01/23	575	634,674
5.00%, 12/01/23	275	308,702

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
State of Illinois GO
5.00%, 02/01/23	$120	$129,352
5.00%, 05/01/23	625	680,276
5.00%, 06/01/23	115	125,569
5.00%, 07/01/23	190	208,115
5.00%, 08/01/23	335	368,085
Series A, 5.00%, 04/01/23	215	233,265
Series A, 5.00%, 10/01/23	200	221,110
Series B, 5.00%, 03/01/23	250	270,363
Series B, 5.00%, 10/01/23	460	508,553
Series B, 5.00%, 12/01/23	50	55,594
Series D, 5.00%, 11/01/23	865	955,807
State of Illinois RB
5.00%, 06/15/23	100	107,953
First Series, 6.00%, 06/15/23 (NPFGC)	45	49,814
Series C, 4.00%, 06/15/23	25	26,468

		6,042,645

Indiana — 0.6%
Indiana Finance Authority RB
Series A, 5.00%, 02/01/23	60	65,104
Series A, 5.00%, 06/01/23	120	132,124
Series A, 5.00%, 12/01/23	35	39,232
Series B, 5.00%, 02/01/23	55	59,678
Series C, 5.00%, 12/01/23	930	1,044,744
Indiana Municipal Power Agency RB, Series A, 5.00%, 01/01/23	130	140,099
Indiana University RB
Series A, 5.00%, 06/01/23	70	76,995
Series X, 5.00%, 08/01/23	135	149,528
Purdue University COP, Series A, 5.00%, 07/01/23	100	110,447
Purdue University RB
Series A, 4.00%, 07/01/23	85	92,049
Series BB-1, 5.00%, 07/01/23	75	82,835

		1,992,835

Iowa — 0.4%
County of Polk IA GO, Series C, 5.00%, 06/01/23	220	241,985
Iowa City Community School District RB, 5.00%, 06/01/23	55	60,351
Iowa Finance Authority RB, 5.00%, 08/01/23	255	282,625
State of Iowa RB
5.00%, 06/15/23	145	159,717
Series A, 5.00%, 06/01/23	390	428,802

		1,173,480

Kansas — 0.4%
City of Wichita KS GO, Series 811, 5.00%, 06/01/23	135	148,520
Johnson County Water District No. 1 RB, Series A, 5.00%, 01/01/23	210	226,972
Kansas Development Finance Authority RB, Series B, 5.00%, 05/01/23	115	125,991
Sedgwick County Unified School District No. 259 Wichita GO, Series A, 4.00%, 10/01/23	20	21,804
State of Kansas Department of Transportation RB, Series A, 5.00%, 09/01/23	685	760,998
Wyandotte County-Kansas City Unified Government GO, Series D, 5.00%, 08/01/23	100	110,619

		1,394,904

Kentucky — 0.0%
Louisville & Jefferson County Metropolitan Sewer District RB, Series C, 5.00%, 05/15/23	125	137,099

Security	Par (000)	Value

Louisiana — 0.3%
State of Louiliana RB, Series A, 5.00%, 06/15/23	$25	$27,541
State of Louisiana GO
Series A, 4.00%, 09/01/23	75	81,601
Series A, 5.00%, 02/01/23	210	227,709
Series A, 5.00%, 04/01/23	35	38,234
Series C, 5.00%, 07/15/23	150	165,870
Series C, 5.00%, 08/01/23	500	553,927

		1,094,882

Maine — 0.7%
City of Portland ME GOL, 4.00%, 04/01/23	115	123,503
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/23	395	438,725
Series A, 5.00%, 11/01/23	125	139,981
Series C, 5.00%, 11/01/23	175	195,973
Maine Turnpike Authority RB, 5.00%, 07/01/23	90	99,278
State of Maine GO, Series B, 5.00%, 06/01/23	990	1,089,151

		2,086,611

Maryland — 3.8%
City of Baltimore MD GO, Series A, 5.00%, 10/15/23	200	223,404
City of Baltimore MD RB, Series D, 5.00%, 07/01/23	330	364,248
County of Anne Arundel MD GOL
5.00%, 04/01/23	115	125,694
5.00%, 10/01/23	35	39,070
County of Baltimore MD GO
5.00%, 02/01/23	510	553,287
5.00%, 11/01/23	180	201,573
County of Charles MD GO
5.00%, 10/01/23	150	167,442
5.00%, 11/01/23	10	11,201
County of Frederick MD GO, Series A, 5.00%, 08/01/23	240	266,057
County of Harford MD GO, 5.00%, 09/15/23	260	289,697
County of Howard MD GO, Series A, 5.00%, 02/15/23	50	54,339
County of Montgomery MD GO
Series A, 5.00%, 11/01/23	90	100,810
Series A, 5.00%, 12/01/23	350	393,376
Series B, 5.00%, 11/01/23	465	520,853
Series B, 5.00%, 12/01/23	570	640,642
Series C, 5.00%, 10/01/23	295	329,302
County of Prince George’s MD COP, 5.00%, 10/15/23	25	27,991
County of Prince George’s MD GO, Series A, 5.00%, 09/15/23	120	133,707
County of Prince George’s MD GOL, Series A, 5.00%, 07/01/23	235	259,604
State of Maryland Department of Transportation RB
4.00%, 09/01/23	305	332,066
5.00%, 02/15/23	690	749,872
5.00%, 09/01/23	200	222,437
5.00%, 10/01/23	910	1,015,579
State of Maryland GO
First Series, 5.00%, 06/01/23	715	787,238
Second Series, 5.00%, 08/01/23	90	99,793
Series A, 5.00%, 03/01/23	275	299,510
Series A, 5.00%, 08/01/23	410	454,612
Series B, 4.00%, 08/01/23	465	505,192
Series C, 5.00%, 08/01/23	1,320	1,463,629
Washington Suburban Sanitary Commission RB
4.00%, 06/01/23	185	199,818
5.00%, 06/01/23	480	528,389
5.00%, 06/15/23	575	634,008

		11,994,440

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts — 2.5%
City of Boston MA GO, Series A, 5.00%, 03/01/23	$125	$136,141
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/23	360	396,701
Commonwealth of Massachusetts GO, Series C, 5.50%, 12/01/23 (AMBAC)	500	567,970
Commonwealth of Massachusetts GOL
Series 8, 5.00%, 07/01/23	175	193,202
Series A, 4.20%, 08/01/23 (AMBAC)	100	108,997
Series A, 5.00%, 03/01/23	210	228,717
Series A, 5.00%, 05/01/23	105	115,101
Series A, 5.00%, 07/01/23	235	259,442
Series B, 5.00%, 01/01/23	100	108,099
Series B, 5.00%, 07/01/23	835	921,848
Series B, 5.25%, 08/01/23	70	77,941
Series B, 5.25%, 09/01/23 (AGM)	225	251,434
Series C, 5.00%, 10/01/23	110	122,706
Series D, 5.00%, 07/01/23	280	309,123
Series E, 5.00%, 11/01/23	860	962,610
Series H, 5.00%, 12/01/23	55	61,771
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/23	290	318,853
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/23	460	507,950
Series B, 5.25%, 07/01/23	370	410,561
Series C, 5.50%, 07/01/23	75	83,626
Massachusetts Clean Water Trust (The) RB, 5.00%, 08/01/23	215	238,343
Massachusetts Department of Transportation RB, Series C, 0.00%, 01/01/23 (NPFGC)(a)	85	84,363
Massachusetts School Building Authority RB
Series A, 5.00%, 05/15/23	425	466,958
Series A, 5.00%, 11/15/23 (ETM)	45	50,535
Series A, 5.00%, 05/15/38 (PR 05/15/23)	325	357,086
Series C, 4.00%, 08/15/23 (ETM)	60	65,286
Massachusetts State College Building Authority RB, Series A, 4.00%, 05/01/23	150	161,199
Massachusetts Water Resources Authority RB
Series A, 5.00%, 08/01/23	115	127,458
Series B, 5.25%, 08/01/23 (AGM)	75	83,544

		7,777,565

Michigan — 1.0%
County of Macomb MI GOL, 4.00%, 05/01/23	100	107,383
Great Lakes Water Authority Water Supply System Revenue RB, Series A, 5.00%, 07/01/23	250	274,517
Michigan Finance Authority RB, 5.00%, 11/15/23	50	55,892
Michigan State Building Authority RB
Series I, 5.00%, 04/15/23	820	897,805
Series I, 5.00%, 10/15/23	140	156,456
State of Michigan GO
Series A, 5.00%, 05/01/23	55	60,303
Series A, 5.00%, 12/01/23	190	213,390
Series B, 5.00%, 11/01/23	20	22,387
State of Michigan RB, 5.00%, 03/15/23	500	544,037
University of Michigan RB, Series A, 5.00%, 04/01/23	700	765,659
Wayne County Airport Authority RB, Series G, 5.00%, 12/01/23	70	78,483

		3,176,312

Minnesota — 1.5%
City of Rochester MN Electric Utility Revenue RB, Series E, 5.00%, 12/01/23	25	28,002

Security	Par (000)	Value

Minnesota (continued)
County of Hennepin MN GO
Series C, 5.00%, 12/01/23	$135	$151,731
Series A, 5.00%, 12/01/23	95	106,774
Series C, 5.00%, 12/01/23	70	78,675
Elk River Independent School District No. 728 GO, Series A, 5.00%, 02/01/23	85	92,105
Metropolitan Council GO, Series A, 5.00%, 03/01/23	320	348,521
Minnesota Municipal Power Agency RB, 5.00%, 10/01/23	30	33,357
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/23	285	310,401
Southern Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/23	115	123,794
State of Minnesota GO
Series D, 5.00%, 10/01/23	100	111,679
Series A, 5.00%, 08/01/23	495	548,979
Series B, 5.00%, 08/01/23	840	931,601
Series B, 5.00%, 10/01/23	250	279,198
Series D, 5.00%, 08/01/23	745	826,241
Series F, 5.00%, 10/01/23	175	195,439
State of Minnesota RB, Series A, 5.00%, 06/01/23	530	583,431

		4,749,928

Mississippi — 0.1%
State of Mississippi GO, Series F, 5.25%, 10/01/23	215	241,069

Missouri — 1.1%
City of Kansas City MO GO, Series A, 5.00%, 02/01/23	550	596,178
City of Springfield MO Public Utility Revenue RB, 5.00%, 08/01/23	175	193,708
Metropolitan St Louis Sewer District RB, Series B, 5.00%, 05/01/25 (PR 05/01/23)	150	164,526
Missouri Highway & Transportation Commission RB
Series A, 4.00%, 05/01/23	100	107,591
Series A, 5.00%, 05/01/23	220	241,072
Series B, 5.00%, 05/01/23	125	136,973
Series C, 5.00%, 02/01/23	620	672,624
Series S, 5.00%, 05/01/23	440	482,237
Missouri State Board of Public Buildings RB
5.00%, 10/01/23	225	251,047
Series A, 4.00%, 04/01/23	295	316,811
Series B, 5.00%, 10/01/23	75	83,682
Missouri State Environmental Improvement & Energy Resources Authority RB
Series A, 5.00%, 07/01/23	160	176,641
Series B, 5.00%, 01/01/23	80	86,480
Series B, 5.00%, 07/01/23	80	88,321

		3,597,891

Nebraska — 0.3%
Nebraska Public Power District RB, Series B, 5.00%, 01/01/23	215	231,814
Omaha Public Power District RB, Series A, 5.00%, 02/01/23	705	764,192

		996,006

Nevada — 2.5%
City of Las Vegas NV GOL, Series A, 5.00%, 06/01/23	115	125,962
Clark County School District GOL
Series A, 5.00%, 06/15/23	300	329,778
Series A, 5.00%, 06/15/23	300	329,778
Series B, 5.00%, 06/15/23	260	285,808
Clark County Water Reclamation District GOL, 5.00%, 07/01/23	755	833,181

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
County of Clark Department of Aviation RB, Series A, 5.00%, 07/01/23	$150	$165,395
County of Clark NV GOL
5.00%, 06/01/23	75	82,478
5.00%, 11/01/23	580	648,894
Series A, 5.00%, 11/01/23	255	285,289
County of Clark NV Passenger Facility Charge Revenue RB, 5.00%, 07/01/23	250	275,659
County of Clark NV RB, 5.00%, 07/01/23	670	739,380
Las Vegas Valley Water District GOL
Series A, 5.00%, 06/01/23	570	627,463
Series B, 5.00%, 12/01/23	125	140,526
Nevada System of Higher Education COP, Series A, 5.00%, 07/01/23	40	44,005
Nevada System of Higher Education RB
Series A, 5.00%, 07/01/23	150	165,018
Series B, 5.00%, 07/01/23	100	110,012
State of Nevada GOL
Series D, 5.00%, 04/01/23	245	267,733
Series D-1, 5.00%, 03/01/23	675	734,901
Series H-1, 5.00%, 06/01/23	210	230,709
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/23	925	1,039,637
Truckee Meadows Water Authority RB, 5.00%, 07/01/23	230	253,817
Washoe County School District/NV GOL
Series A, 5.00%, 06/01/23 (PSF)	190	208,737
Series F, 5.00%, 06/01/23	40	43,945

		7,968,105

New Hampshire — 0.2%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/23	125	137,515
New Hampshire Municipal Bond Bank RB
Series B, 5.00%, 08/15/23	100	110,964
Series C, 5.25%, 08/15/23 (HERBIP)	100	111,533
Series E, 5.00%, 08/15/23	125	138,645
State of New Hampshire GO, Series A, 5.00%, 03/01/23	200	217,864

		716,521

New Jersey — 1.7%
County of Monmouth NJ GO
5.00%, 01/15/23	120	129,926
5.00%, 07/15/23	115	127,248
Monmouth County Improvement Authority (The) RB, Series B, 5.00%, 12/01/23 (GTD)	245	275,363
New Jersey Economic Development Authority RB
5.00%, 11/01/23 (SAP)	470	524,175
Series DDD, 5.00%, 06/15/23	100	109,847
Series NN, 5.00%, 03/01/23	800	868,685
Series UU, 5.00%, 06/15/23	50	54,924
Series XX, 5.00%, 06/15/23 (SAP)	305	335,034
New Jersey Educational Facilities Authority RB
5.00%, 06/01/23 (SAP)	75	82,255
5.00%, 06/15/23	120	131,817
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/23	455	499,582
Series A, 5.75%, 06/15/23 (NPFGC)	100	111,586
Series AA, 5.00%, 06/15/23	230	252,648
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/23 (ETM)	10	10,810
Series B, 5.00%, 01/01/23	255	274,810

Security	Par (000)	Value

New Jersey (continued)
Series C, 5.00%, 01/01/23	$170	$183,207
State of New Jersey GO
5.00%, 06/01/23	460	505,362
Series A, 4.00%, 06/01/23	395	425,609
Series T, 5.00%, 06/01/23	330	362,542

		5,265,430

New Mexico — 0.7%
County of Santa Fe NM GO, 5.00%, 07/01/23	145	160,081
County of Santa Fe NM RB, 5.00%, 06/01/23	185	203,284
New Mexico Finance Authority RB, Series B, 5.00%, 06/01/23	140	154,114
State of New Mexico GO, Series B, 5.00%, 03/01/23	600	653,014
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/23	155	171,050
Series A, 5.00%, 07/01/23	225	248,299
Series B, 4.00%, 07/01/23	390	421,989
Series B, 5.00%, 07/01/23	40	44,096
University of New Mexico (The) RB
Series A, 5.00%, 06/01/23	130	142,535
Series C, 5.00%, 06/01/23	100	109,642

		2,308,104

New York — 9.9%
City of New York NY GO
Series 1, 5.00%, 08/01/23	375	414,999
Series 179, 5.00%, 08/01/23	100	110,666
Series A, 4.00%, 08/01/23	150	162,647
Series A, 5.00%, 08/01/23	340	376,266
Series C, 5.00%, 08/01/23	1,900	2,102,660
Series C-1, 5.00%, 08/01/23	250	276,666
Series D, 5.00%, 08/01/23	35	38,733
Series D-1, 5.00%, 08/01/23	50	55,333
Series E, 5.00%, 08/01/23	110	121,733
Series G, 5.00%, 08/01/23	705	780,197
Series H, 5.00%, 08/01/23	135	149,399
Series I, 5.00%, 03/01/23	65	70,681
Series I, 5.00%, 03/01/23 (ETM)	10	10,872
Series I, 5.00%, 08/01/23	125	138,333
Series J, 5.00%, 08/01/23	800	885,330
County of Albany NY GOL, 4.00%, 08/01/23	100	108,573
County of Nassau NY GOL, Series C, 5.00%, 04/01/28 (PR 04/01/23) (AGM)	515	562,890
Long Island Power Authority RB
5.00%, 09/01/23	250	277,798
Series A, 5.00%, 09/01/23	150	166,679
Metropolitan Transportation Authority RB
Series A, 5.00%, 11/15/23	10	11,195
Series A-1, 5.00%, 11/15/23	50	55,839
Series A-2, 5.00%, 11/15/23	195	217,772
Series B, 5.00%, 11/15/23	930	1,038,605
Series B-3, 5.00%, 11/15/23	55	61,423
Series C-1, 5.00%, 11/15/23	365	407,624
Series D, 5.00%, 11/15/23	400	446,711
Series F, 5.00%, 11/15/23	140	156,349
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/23 (SAW)	650	718,974
Series S-2, 5.00%, 07/15/23 (SAW)	370	409,262
Series S-3, 5.00%, 07/15/23 (SAW)	200	221,223
Series S-4A, 5.00%, 07/15/23 (SAW)	250	276,528

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A, 5.00%, 08/01/23	$150	$166,250
Series A-1, 4.00%, 08/01/23	125	135,745
Series A-1, 5.00%, 08/01/23	440	487,666
Series A-3, 5.00%, 08/01/23	210	232,750
Series B-1, 4.00%, 08/01/23	100	108,596
Series B-1, 5.00%, 11/01/23	100	111,985
Series C, 5.00%, 11/01/23	510	571,123
Series D, 5.00%, 11/01/23	265	296,759
Series E-1, 5.00%, 02/01/23	25	27,127
Series F-1, 5.00%, 02/01/23	295	320,093
Sub-Series C, 5.00%, 11/01/23	645	722,301
New York City Water & Sewer System RB
Series AA, 4.00%, 06/15/23	175	189,266
Series AA, 5.00%, 06/15/23	885	975,820
Series BB2, 4.00%, 06/15/23	60	64,891
Series DD, 5.00%, 06/15/23	385	424,509
New York Convention Center Development Corp. RB 5.00%, 11/15/23	25	27,545
Series B, 5.00%, 11/15/23	20	22,036
New York State Dormitory Authority RB
Series 2015 B-A, 5.00%, 03/15/23	110	119,948
Series A, 4.00%, 03/15/23	60	64,310
Series A, 4.00%, 10/01/23 (SAW)	240	259,297
Series A, 5.00%, 02/15/23	1,420	1,542,682
Series A, 5.00%, 03/15/23	1,365	1,488,442
Series A, 5.00%, 07/01/23	60	65,802
Series A, 5.00%, 10/01/23 (AGM)	65	72,042
Series A, 5.00%, 10/01/23 (SAW)	150	165,640
Series A, 5.00%, 02/15/36 (PR 02/15/23)	1,000	1,087,146
Series A, 5.50%, 05/15/23 (NPFGC)	205	226,210
Series B, 5.00%, 02/15/23	760	825,661
Series B, 5.00%, 07/01/23	315	344,603
Series B, 5.00%, 10/01/23	200	223,307
Series C, 5.00%, 03/15/23	835	910,512
Series D, 5.00%, 02/15/23	335	363,942
Series E, 5.00%, 02/15/23	325	353,078
Series E, 5.00%, 03/15/23	245	267,156
Series E, 5.00%, 10/01/23 (SAW)	50	55,213
New York State Environmental Facilities Corp. RB
5.00%, 05/15/23	200	219,788
5.00%, 06/15/23	460	507,310
Series B, 5.00%, 06/15/23	110	121,313
Series D, 5.00%, 09/15/23	40	44,579
New York State Thruway Authority RB
Series K, 5.00%, 01/01/23	160	172,513
Series L, 5.00%, 01/01/23	260	280,334
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/23	1,150	1,253,999
Series A-2, 5.00%, 03/15/23	175	190,826
Series C-1, 5.00%, 03/15/23	325	354,391
Series D, 5.00%, 03/15/23	805	877,799
Series E, 5.00%, 03/15/23	140	152,661
Port Authority of New York & New Jersey RB
5.00%, 07/15/23	325	359,158
5.00%, 10/15/23	130	145,145
Series B, 5.00%, 12/01/23	200	224,456
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/23	755	843,943

Security	Par (000)	Value

New York (continued)
State of New York GO, Series A, 4.00%, 03/01/23	$240	$257,108
Town of Brookhaven NY GOL, Series A, 3.00%, 03/15/23	500	526,994
Triborough Bridge & Tunnel Authority RB
Series A, 5.00%, 11/15/23	140	156,875
Series A, 5.00%, 11/15/23	155	173,683
Series A, 5.00%, 11/15/23 (Call 05/15/23)	100	108,974
Series B, 4.00%, 11/15/23	280	306,689
Series B, 5.00%, 11/15/23	145	162,478

		31,592,429

North Carolina — 2.0%
Cape Fear Public Utility Authority RB, Series A, 5.00%, 06/01/23	50	54,986
City of Charlotte NC COP, Series C, 5.00%, 12/01/23	40	44,984
City of Winston-Salem NC RB, Series C, 5.00%, 06/01/23	20	22,012
County of Buncombe NC RB
5.00%, 06/01/23	310	340,911
Series A, 5.00%, 06/01/23	200	219,942
County of Durham NC GO, 5.00%, 10/01/23	200	223,307
County of Forsyth NC GO, 5.00%, 12/01/23	230	258,568
County of Guilford NC GO, Series A, 5.00%, 05/01/23	685	751,333
County of Mecklenburg NC GO, Series B, 5.00%, 12/01/23	25	28,105
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/23	295	328,923
County of Union NC GO, 5.00%, 09/01/23	665	739,932
County of Wake NC GO
5.00%, 04/01/23	120	131,159
Series B, 4.00%, 05/01/23	100	107,695
County of Wake NC RB
5.00%, 09/01/23	150	166,790
Series A, 5.00%, 12/01/23	255	286,462
North Carolina Medical Care Commission RB, 5.00%, 06/01/23	15	16,460
North Carolina Municipal Power Agency No. 1 RB
Series B, 5.00%, 01/01/23	110	117,841
Series E, 5.00%, 01/01/23	10	10,713
State of North Carolina GO
5.00%, 06/01/23	65	71,553
Series A, 5.00%, 06/01/23	1,565	1,722,771
State of North Carolina RB
5.00%, 03/01/23	330	358,523
Series A, 5.00%, 05/01/23	260	285,013
Series C, 5.00%, 05/01/23	155	169,912

		6,457,895

North Dakota — 0.0%
North Dakota Public Finance Authority RB, Series A, 5.00%, 10/01/23	105	117,155

Ohio — 3.4%
City of Cincinnati OH Water System Revenue RB, Series B, 5.00%, 12/01/23	190	213,495
City of Columbus OH GO
Series 1, 4.00%, 04/01/23	500	537,167
Series 1, 5.00%, 07/01/23	100	110,470
Series 5, 5.00%, 08/15/23	270	299,800
Series A, 4.00%, 07/01/23	25	27,079
Series A, 5.00%, 02/15/23	260	282,560
Series A, 5.00%, 04/01/23	170	185,877
Series A, 5.00%, 08/15/23	130	144,348
Series A, 5.00%, 08/15/28 (PR 08/15/23)	225	249,944
City of Columbus OH GOL, Series B, 5.00%, 08/15/23	270	299,800

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/23	$135	$150,803
County of Hamilton OH Sewer System Revenue RB, Series A, 5.00%, 12/01/23	20	22,446
Miami University/Oxford OH RB, 5.00%, 09/01/23	165	183,224
Northeast Ohio Regional Sewer District RB, 5.00%, 11/15/28 (PR 05/15/23)	625	686,703
Ohio Higher Educational Facility Commission RB, Series A, 5.00%, 12/01/23	160	179,301
Ohio State University (The) RB, Series A, 5.00%, 12/01/23	270	303,462
Ohio Turnpike & Infrastructure Commission RB
Series A, 5.00%, 02/15/23	170	184,687
Series A-1, 5.00%, 02/15/23	290	315,054
Ohio University RB, Series A, 5.00%, 12/01/23	100	111,843
Ohio Water Development Authority RB
5.00%, 12/01/23	595	668,904
Series A, 5.00%, 06/01/23	205	225,666
Series B, 5.00%, 12/01/23	130	146,147
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/23	180	198,146
5.00%, 12/01/23	255	286,673
5.50%, 06/01/23	235	261,125
5.50%, 12/01/23	150	170,558
Series 2015A, 5.00%, 12/01/23	240	269,810
State of Ohio Department of Administrative Services COP, 5.00%, 09/01/23	125	138,899
State of Ohio GO
Series A, 5.00%, 03/01/23	155	168,785
Series A, 5.00%, 03/15/23	135	147,262
Series A, 5.00%, 05/01/23	370	405,830
Series A, 5.00%, 08/01/23	345	382,457
Series A, 5.00%, 09/15/23	270	300,840
Series B, 4.00%, 09/01/23	200	217,846
Series B, 5.00%, 08/01/23	185	205,086
Series C, 5.00%, 09/01/23	90	100,119
Series C, 5.00%, 11/01/23	100	112,011
Series S, 5.00%, 04/01/23	50	54,660
Series S, 5.00%, 05/01/23	110	120,652
Series T, 5.00%, 11/01/23	95	106,411
Series V, 5.00%, 05/01/23	500	548,418
Series W, 4.00%, 05/01/23	150	161,543
State of Ohio GOL, Series A, 5.00%, 09/01/23	115	127,930
State of Ohio RB
Series A, 5.00%, 02/01/23	100	108,415
Series A, 5.00%, 04/01/23	230	251,202
Series C, 5.00%, 12/01/23	295	331,153

		10,704,611

Oklahoma — 0.9%
City of Oklahoma City OK GO, 5.00%, 03/01/23	215	234,121
Grand River Dam Authority RB, Series A, 5.00%, 06/01/23	725	796,017
Oklahoma Agricultural & Mechanical Colleges RB, Series C, 5.00%, 08/01/23	130	144,166
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/23	315	347,258
Series A, 5.00%, 01/01/23	45	48,535
Series A, 5.00%, 07/01/23	140	154,337
Series B, 5.00%, 07/01/23	200	220,481
Series C, 5.00%, 01/01/23	100	107,856
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/23	180	198,804

Security	Par (000)	Value

Oklahoma (continued)
Oklahoma Turnpike Authority RB, Series D, 4.00%, 01/01/23	$180	$191,567
Oklahoma Water Resources Board RB
5.00%, 04/01/23	320	349,822
Series A, 5.00%, 04/01/23	75	81,989

		2,874,953

Oregon — 2.0%
City of Eugene OR Electric Utility System Revenue RB, Series A, 5.00%, 08/01/23	55	60,906
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 10/01/23	90	100,465
Series B, 5.00%, 06/15/23	310	341,743
Series B, 5.00%, 10/01/23	75	83,702
City of Portland OR Water System Revenue RB, Series A, 5.00%, 04/01/23	220	240,502
City of Salem OR GO, 5.00%, 06/01/23	100	110,081
City of Salem OR Water & Sewer Revenue RB, 5.00%, 06/01/23	75	82,478
Deschutes & Jefferson Counties School District No. 2J Redmond/OR GO, 0.00%, 06/15/23 (GTD)(a)	45	44,662
Multnomah County School District No. 1 Portland/OR GO, 5.00%, 06/15/23 (GTD)	235	259,116
Oregon State Business Development Commission RB, Series 232, VRDN, 2.40%, 12/01/40 Put(b)	350	365,774
Oregon State Lottery RB
Series A, 5.00%, 04/01/23	365	398,574
Series B, 5.00%, 04/01/23	135	147,418
Series C, 5.00%, 04/01/23	145	158,337
Port of Portland OR Airport Revenue RB, Series 23, 5.00%, 07/01/23	175	192,921
Portland Community College District GO, 5.00%, 06/15/23	190	209,285
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/23 (GTD)(a)	150	148,780
State of Oregon Department of Transportation RB
Series C, 5.00%, 11/15/23	110	123,349
Series A, 5.00%, 11/15/23	585	655,990
Series A, 5.00%, 11/15/29 (PR 11/15/23)	1,000	1,122,995
State of Oregon GO
Series A, 5.00%, 08/01/23	50	55,441
Series C, 5.00%, 06/01/23	100	110,103
Series D, 5.00%, 05/01/23	295	323,629
Series F, 5.00%, 05/01/23	100	109,705
Series G, 5.00%, 11/01/23	45	50,417
Series H, 5.00%, 05/01/23	495	543,039
Series L, 5.00%, 08/01/23	235	260,570
Series O, 5.00%, 08/01/23	70	77,617
Tri-County Metropolitan Transportation District of Oregon RB, Series B, 5.00%, 09/01/23	20	22,239

		6,399,838

Pennsylvania — 1.9%
City of Philadelphia PA GO, 5.00%, 08/01/23	250	275,952
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/23	550	594,259
First Series, 5.00%, 02/01/23	110	119,296
First Series, 5.00%, 03/01/23	265	288,465
First Series, 5.00%, 03/15/23	195	212,635
First Series, 5.00%, 04/01/23	185	202,129
First Series, 5.00%, 06/15/23	160	176,312
First Series, 5.00%, 08/15/23	815	904,358
First Series, 5.00%, 09/15/23	200	222,693

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
First Series, 5.00%, 04/01/24 (PR 04/01/23)	$350	$382,476
Second Series, 5.00%, 09/15/23	300	334,040
Second Series, 5.00%, 10/15/23	570	636,851
Delaware County Authority RB
5.00%, 08/01/23	110	121,419
5.00%, 12/01/23	75	83,882
Pennsylvania Intergovernmental Cooperation Authority ST, 5.00%, 06/15/23	225	248,090
Pennsylvania State University (The) RB, Series B, 5.00%, 09/01/23	125	138,930
Pennsylvania Turnpike Commission RB
Series A, 5.00%, 12/01/23	490	551,304
Series A, 5.25%, 07/15/23 (AGM)	175	194,639
Series A-1, 5.00%, 12/01/23	225	253,196
Series B, 5.00%, 12/01/23	35	39,011
Southeastern Pennsylvania Transportation Authority RB, 5.00%, 06/01/23	120	131,913

		6,111,850

Rhode Island — 0.8%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/23	385	423,646
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/23	215	238,906
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
Series A, 5.00%, 10/01/23	295	329,150
Series B, 5.00%, 10/01/23	500	557,883
Series C, 5.00%, 10/01/23	25	27,894
State of Rhode Island COP, Series B, 5.00%, 10/01/23	145	161,191
State of Rhode Island GO
Series A, 3.00%, 08/01/23	400	425,531
Series A, 5.00%, 05/01/23	150	164,557
Series D, 5.00%, 08/01/23	225	249,428
Series A, 5.00%, 08/01/23	50	55,429

		2,633,615

South Carolina — 0.2%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/23	85	95,417
South Carolina Transportation Infrastructure Bank RB, 5.00%, 10/01/23	55	61,113
State of South Carolina GO
Series A, 5.00%, 04/01/23 (SAW)	275	300,684
Series A, 5.00%, 08/01/23 (SAW)	200	221,762

		678,976

Tennessee — 2.4%
City of Memphis TN GO
5.00%, 05/01/23	370	405,518
Series A, 5.00%, 11/01/23	125	139,881
County of Blount TN GO, Series B, 5.00%, 06/01/23	145	159,299
County of Hamilton TN GO, Series A, 5.00%, 05/01/23	220	241,258
County of Knox TN GO
5.00%, 04/01/23	50	54,629
5.00%, 06/01/23	175	192,488
County of Shelby TN GO
Series A, 4.00%, 03/01/23	250	267,678
Series A, 5.00%, 03/01/23	160	174,229
County of Sumner TN GO, 5.00%, 12/01/23	45	50,540
County of Washington TN GO, Series A, 4.00%, 06/01/23	75	80,910
County of Williamson TN GO, 5.00%, 04/01/23	70	76,495

Security	Par (000)	Value

Tennessee (continued)
Metropolitan Government Nashville & Davidson County Sports Authority RB, 5.00%, 07/01/23	$80	$88,211
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/23	175	192,201
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/23	1,230	1,357,932
Series A, 5.00%, 07/01/23	280	309,123
Series A, 5.00%, 01/01/29 (PR 01/01/23)	25	27,025
Series A, 5.00%, 01/01/33 (PR 01/01/23)	1,250	1,351,243
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/23	70	77,281
Series B, 5.00%, 07/01/23	100	110,401
State of Tennessee GO
Series A, 5.00%, 08/01/23	870	964,456
Series A, 5.00%, 09/01/23	250	278,108
Series B, 5.00%, 08/01/23	140	155,200
Tennessee State School Bond Authority RB
5.00%, 11/01/23	40	44,783
Series A, 5.00%, 11/01/23	100	111,852
Series B, 5.00%, 11/01/23	510	570,443

		7,481,184

Texas — 11.6%
Abilene Independent School District GO, 5.00%, 02/15/23 (PSF)	175	190,218
Allen Independent School District GO, 5.00%, 02/15/23 (PSF)	225	244,608
Alvin Independent School District/TX GO, Series C, 5.00%, 02/15/23 (PSF)	235	255,215
Arlington Independent School District/TX GO, Series B, 5.00%, 02/15/23 (PSF)	385	418,407
Austin Community College District GOL, 5.00%, 08/01/23	215	237,830
Austin Community College District Public Facility Corp. RB, 5.00%, 08/01/23	100	110,666
Austin Independent School District GO
Series B, 5.00%, 08/01/23	460	509,723
Series B, 5.00%, 08/01/23 (PSF)	190	210,628
Birdville Independent School District GO
5.00%, 02/15/23 (PSF)	45	48,871
Series B, 5.00%, 02/15/23 (PSF)	40	43,441
Bryan Independent School District GO, 4.00%, 02/15/23 (PSF)	250	266,922
Central Texas Regional Mobility Authority RB, Series A, 5.00%, 01/01/23	100	107,543
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/23 (AMBAC)(a)	250	246,383
Series C, 5.00%, 08/15/23	625	693,982
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/23	235	263,390
City of Austin TX GOL, 5.00%, 09/01/23	390	433,848
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 05/15/23	40	43,932
5.00%, 11/15/23	215	241,090
Series A, 5.00%, 05/15/23	145	159,253
Series A, 5.00%, 11/15/23	375	420,506
City of Denton TX GOL, 5.00%, 02/15/23	115	124,763
City of Fort Worth TX Water & Sewer System Revenue RB, Series A, 5.00%, 02/15/23	165	179,224
City of Garland TX GOL, 5.00%, 02/15/23	165	179,100
City of Houston TX Combined Utility System Revenue RB Series B, 5.00%, 11/15/23	140	156,913

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series C, 5.00%, 05/15/23	$355	$389,742
Series D, 5.00%, 11/15/23	175	196,141
City of Houston TX GOL, Series A, 5.00%, 03/01/23	135	146,980
City of Lubbock TX GOL, 5.00%, 02/15/23	110	119,380
City of Plano TX GOL, 5.00%, 09/01/23	180	199,970
City of Round Rock TX GOL, 5.00%, 08/15/23	75	83,278
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.00%, 02/01/23	175	189,757
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/23	505	547,585
5.00%, 02/01/23 (ETM)	330	357,465
City of San Antonio TX GOL, 5.00%, 02/01/23	520	563,754
City of Waco TX GOL, 5.00%, 02/01/23	20	21,690
Clear Creek Independent School District GO, 5.00%, 02/15/23	140	152,069
Conroe Independent School District GO
5.00%, 02/15/23 (PSF)	225	244,397
Series A, 5.00%, 02/15/23 (PSF)	165	179,224
County of Bexar TX GOL, 5.00%, 06/15/23	310	341,395
County of Harris TX GOL, Series A, 5.00%, 10/01/23	90	100,442
County of Harris TX RB
5.00%, 08/15/23	165	183,332
Series A, 5.00%, 08/15/23	135	149,999
Cuero Independent School District GO, 5.00%, 08/15/30 (PR 08/15/23)	540	599,209
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/23 (PSF)	475	515,859
Series A, 5.00%, 02/15/23 (PSF)	35	38,011
Dallas Area Rapid Transit RB
5.00%, 12/01/23	150	168,466
Series A, 5.00%, 12/01/23	315	353,778
Dallas/Fort Worth International Airport RB, Series G, 5.00%, 11/01/23	160	178,792
Denton Independent School District GO, 5.00%, 08/15/23 (PSF)	100	110,964
Fort Bend Independent School District GO, Series A, 5.00%, 08/15/23 (PSF)	105	116,563
Frisco Independent School District GO, Series A, 5.00%, 08/15/23 (PSF)	80	88,830
Goose Creek Consolidated Independent School District GO, 5.00%, 02/15/28 (PR 02/15/23)	900	978,263
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/23 (PSF)(a)	100	99,364
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/23	335	372,219
Houston Community College System GOL, 5.00%, 02/15/23	270	293,124
Houston Independent School District GOL
5.00%, 02/15/23 (PSF)	350	380,370
Series A, 5.00%, 02/15/23 (PSF)	185	201,053
Humble Independent School District GO, Series B, 5.00%, 02/15/23 (PSF)	50	54,207
Katy Independent School District GO
5.00%, 02/15/23 (PSF)	95	103,136
Series A, 5.00%, 02/15/23 (PSF)	370	401,688
Keller Independent School District/TX GO, Series A, 5.00%, 02/15/23 (PSF)	50	54,339
Killeen Independent School District GO, 5.00%, 02/15/23	180	195,517
Klein Independent School District GO
5.00%, 02/01/23 (PSF)	150	162,649
Series A, 5.00%, 08/01/23 (PSF)	390	432,343

Security	Par (000)	Value

Texas (continued)
Laredo Independent School District GO, 5.00%, 08/01/23 (PSF)	$25	$27,661
Leander Independent School District GO
0.00%, 08/15/23 (PSF)(a)	240	238,473
5.00%, 08/15/23 (PSF)	20	22,188
Series A, 5.00%, 08/15/23	85	94,299
Series A, 0.00%, 08/15/23 (PSF)(a)	50	49,682
Series B, 5.00%, 08/15/23	20	22,125
Series D, 0.00%, 08/15/23 (PSF)(a)	95	94,395
Lewisville Independent School District GO
5.00%, 08/15/23	200	221,928
5.00%, 08/15/23 (PSF)	800	888,297
Series A, 4.00%, 08/15/23 (PSF)	35	38,066
Series A, 5.00%, 08/15/23 (PSF)	170	188,763
Series B, 5.00%, 08/15/23	60	66,578
Lone Star College System GOL, Series B, 5.00%, 02/15/23	335	364,068
Lower Colorado River Authority RB
5.00%, 05/15/23	230	252,212
Series B, 5.00%, 05/15/23	355	389,284
Magnolia Independent School District/TX GO, 5.00%, 08/15/23 (PSF)	90	99,802
Manor Independent School District GO, 5.00%, 08/01/23 (PSF)	100	110,619
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/23	365	408,550
Series A, 5.00%, 11/01/23	105	117,528
Series B, 5.00%, 11/01/23	415	464,515
North East Independent School District/TX GO
5.00%, 08/01/23 (PSF)	225	249,321
5.25%, 02/01/23 (PSF)	220	239,225
Series B, 5.00%, 02/01/23 (PSF)	125	135,380
North Texas Municipal Water District RB
5.00%, 06/01/23	305	334,999
6.25%, 06/01/23	75	84,469
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/23	390	433,655
North Texas Tollway Authority RB
Series A, 5.00%, 01/01/23	1,060	1,143,822
Series B, 5.00%, 01/01/23	280	301,655
Northside Independent School District GO
3.00%, 08/15/23 (PSF)	115	122,458
5.00%, 06/15/23 (PSF)	25	27,566
5.00%, 08/15/23 (PSF)	370	410,837
Series A, 5.00%, 08/15/23 (PSF)	65	72,174
Northwest Independent School District GO
Series A, 5.00%, 02/15/23 (PSF)	200	217,241
Series B, 5.00%, 02/15/23 (PSF)	120	130,345
Pasadena Independent School District GO, 5.00%, 02/15/23 (PSF)	95	103,190
Permanent University Fund - Texas A&M University System RB
5.00%, 07/01/23	200	220,894
Series A, 5.00%, 07/01/23	170	187,760
Series A, 5.25%, 07/01/23	195	216,421
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/23	50	55,223
Series B, 5.00%, 07/01/23	140	154,626
Plano Independent School District GO, 5.00%, 02/15/23 (PSF)	365	396,671
Prosper Independent School District GO, 5.00%, 02/15/23 (PSF)	175	189,955

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Round Rock Independent School District GO, 5.00%, 08/01/23 (PSF)	$90	$99,750
San Angelo Independent School District GO, Series A, 5.00%, 02/15/23 (PSF)	190	206,130
San Antonio Water System RB
Series A, 5.00%, 05/15/23	245	268,819
Series B, 5.00%, 05/15/23	160	175,555
Southwest Higher Education Authority Inc. RB, 5.00%, 10/01/23	100	111,115
Spring Branch Independent School District GOL, Series A, 5.00%, 02/01/23 (PSF)	185	200,702
Spring Independent School District GO, 5.00%, 08/15/23 (PSF)	420	466,050
State of Texas GO
5.00%, 04/01/23	150	164,070
5.00%, 08/01/23	150	166,321
5.00%, 10/01/23	760	848,567
Series A, 5.00%, 10/01/23	120	133,984
Series A, 5.00%, 04/01/23	115	125,787
Series A, 5.00%, 10/01/23	450	502,442
Series B-1, 5.00%, 08/01/23	45	49,896
Series D, 5.00%, 05/15/23	100	109,916
State of Texas GOL, Series A, 5.00%, 08/01/23	175	194,042
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 08/15/23	100	110,965
5.00%, 12/01/23	40	44,836
Tarrant Regional Water District Water Supply System RB
5.00%, 03/01/23	410	446,621
Series A, 5.00%, 03/01/23	145	157,951
Texas A&M University RB
Series B, 5.00%, 05/15/23	180	197,732
Series D, 5.00%, 05/15/23	35	38,448
Series E, 5.00%, 05/15/23	210	230,687
Texas State Technical College RB, 5.00%, 10/15/23	20	22,340
Texas State University System RB
5.00%, 03/15/23	170	185,340
Series A, 5.00%, 03/15/23	1,300	1,417,308
Texas Transportation Commission State Highway Fund RB
First Series, 5.00%, 10/01/23	630	703,580
Series A, 5.00%, 04/01/23	160	174,943
Series A, 5.00%, 10/01/23	150	167,519
Texas Water Development Board RB
5.00%, 04/15/23	100	109,509
5.00%, 08/01/23	125	138,601
Series A, 5.00%, 04/15/23	635	695,383
Series A, 5.00%, 10/15/23	250	279,582
Series B, 5.00%, 10/15/23	200	223,666
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/23	75	83,107
Trinity River Authority RB, 5.00%, 02/01/23	155	167,900
United Independent School District GO, 5.00%, 08/15/23 (PSF)	25	27,735
University of Houston RB, 4.00%, 02/15/23	85	90,864
University of North Texas System RB, Series A, 5.00%, 04/15/23	100	109,262
University of Texas System (The) RB
Series A, 5.00%, 08/15/23	220	244,121
Series C, 5.00%, 08/15/23	375	416,116
Series D, 5.00%, 08/15/23	460	510,435
Series H, 5.00%, 08/15/23	25	27,741

Security	Par (000)	Value

Texas (continued)
Series I, 5.00%, 08/15/23	$375	$416,116
Series J, 5.00%, 08/15/23	100	110,964

		36,811,238

Utah — 2.1%
Alpine School District/UT GO, 5.00%, 03/15/23 (GTD)	375	409,060
Central Utah Water Conservancy District RB, Series A, 5.00%, 10/01/23	110	122,649
City of Salt Lake City UT Public Utilities Revenue RB, 5.00%, 02/01/23	100	108,396
County of Salt Lake UT RB, 5.00%, 08/15/30 (PR 08/15/23)	1,750	1,944,006
Davis School District GO, 5.00%, 06/01/23 (GTD)	165	181,634
Intermountain Power Agency RB, Series A, 5.00%, 07/01/23	280	308,674
Jordan Valley Water Conservancy District RB, Series B, 5.00%, 10/01/23	75	83,624
University of Utah (The) RB
Series A, 5.00%, 08/01/23 (SAP)	350	388,000
Series B, 5.00%, 08/01/23	175	194,000
Series B, 5.00%, 08/01/27 (PR 08/01/23)	1,075	1,190,863
Series B, 5.00%, 08/01/28 (PR 08/01/23)	565	625,895
Series B-1, 5.00%, 08/01/23	205	227,257
Utah State Building Ownership Authority RB, 5.00%, 05/15/23 .	405	444,113
Utah Transit Authority RB, Series A, 5.00%, 06/15/23	245	269,868
Washington County School District Board of Education/St George GO, 5.00%, 03/01/23 (GTD)	110	119,783

		6,617,822

Vermont — 0.1%
State of Vermont GO, Series B, 5.00%, 08/15/23	100	111,037
University of Vermont & State Agricultural College RB, 5.00%, 10/01/23	25	27,811
Vermont Municipal Bond Bank RB, Series 4, 5.00%, 12/01/23	25	28,091

		166,939

Virginia — 5.1%
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 11/01/23	1,000	1,112,154
City of Falls Church VA GO, Series B, 5.00%, 07/15/23	250	276,626
City of Hampton VA GO, Series A, 5.00%, 09/01/23 (SAW)	10	11,112
City of Newport News VA GO, Series A, 5.00%, 08/01/23	60	66,500
City of Norfolk VA GO
5.00%, 08/01/23 (SAW)	355	393,542
Series A, 5.00%, 08/01/23 (SAW)	35	38,800
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/23	175	189,538
Commonwealth of Virginia GO
Series B, 4.00%, 06/01/23	500	540,375
Series B, 5.00%, 06/01/23	100	110,147
County of Chesterfield VA Water & Sewer Revenue RB, 5.00%, 11/01/23	70	78,408
County of Fairfax VA GO
Series A, 5.00%, 10/01/23 (SAW)	700	782,296
Series B, 5.00%, 04/01/23 (SAW)	75	81,990
Series B, 5.00%, 10/01/23 (SAW)	590	659,364
County of Henrico VA GO
5.00%, 08/01/23 (SAW)	100	110,833
Series A, 5.00%, 08/01/23	165	182,875
County of Loudoun VA GO
Series A, 5.00%, 12/01/23	140	157,428
Series A, 5.00%, 12/01/23 (SAW)	600	674,690
County of Prince William VA COP, 5.00%, 10/01/23	120	133,614
County of Prince William VA GO, 5.00%, 08/01/23 (SAW)	100	110,833

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Fairfax County Water Authority RB, 5.00%, 04/01/23	$515	$563,098
Hampton Roads Sanitation District RB, Series A, 5.00%, 07/01/23	500	552,349
Town of Leesburg VA GO, 5.00%, 01/15/23	125	135,362
Virginia College Building Authority RB
Series A, 5.00%, 02/01/23	360	390,556
Series A, 5.00%, 09/01/23	40	44,487
Series A, 5.00%, 02/01/28 (PR 02/01/23)	1,025	1,112,188
Series E-1, 5.00%, 02/01/23	295	320,039
Series E-2, 5.00%, 02/01/23	555	602,107
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/23	765	840,031
5.00%, 09/15/23	115	128,049
5.00%, 09/15/23 (PR 03/15/23)	1,100	1,199,910
Series A, 5.00%, 05/15/23	180	197,654
Series C, 5.00%, 05/15/23	90	98,827
Virginia Public Building Authority RB
Series C, 5.00%, 08/01/23	365	404,716
Series A, 4.00%, 08/01/23	145	157,533
Series A, 5.00%, 08/01/23	215	238,394
Series A, 5.00%, 08/01/26 (PR 08/01/23)	220	243,974
Series B, 5.00%, 08/01/23	700	776,167
Virginia Public School Authority RB
5.00%, 03/01/23 (SAW)	150	163,311
5.00%, 07/15/23 (SAW)	25	27,657
5.00%, 08/01/23 (SAW)	390	432,343
Series B, 5.00%, 08/01/23	100	110,857
Series A, 5.00%, 08/01/23 (SAW)	220	243,885
Series B, 5.00%, 08/01/23 (SAW)	105	116,400
Series VI, 5.00%, 04/15/23	155	169,707
Virginia Resources Authority RB
5.00%, 10/01/23	315	351,709
Series A, 4.00%, 11/01/23	100	109,552
Series A, 5.00%, 11/01/23	80	89,631
Series B, 5.00%, 11/01/23	100	112,038
Series S, 5.00%, 11/01/23	390	436,948

		16,080,604

Washington — 5.0%
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/23	100	109,279
5.00%, 07/01/23	50	55,200
City of Seattle WA GO, 5.00%, 12/01/23	100	112,393
City of Seattle WA GOL
Series A, 5.00%, 04/01/23	445	486,381
Series A, 5.00%, 06/01/23	100	110,081
Series A, 5.00%, 11/01/23	100	112,011
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/23	230	255,574
Series B, 5.00%, 04/01/23	350	382,406
Series C, 5.00%, 09/01/23	40	44,448
Series C, 5.00%, 10/01/23	195	217,424
City of Seattle WA Water System Revenue RB, 5.00%, 05/01/23	160	175,393
City of Spokane WA Water & Wastewater Revenue RB, 5.00%, 12/01/23	390	438,011
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/23	205	221,568
Clark County Public Utility District No. 1 RB, Series 1, 5.00%, 01/01/23	235	253,583

Security	Par (000)	Value

Washington (continued)
Clark County School District No. 117 Camas GO, 5.00%, 12/01/23 (GTD)	$100	$112,393
County of King WA GOL
5.00%, 07/01/23	480	529,925
5.25%, 01/01/23	115	124,831
Series B, 5.00%, 12/01/23	165	185,312
Series E, 5.00%, 12/01/23	165	185,312
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/23	400	441,421
County of Snohomish WA GOL, 5.00%, 12/01/23	25	28,064
Energy Northwest RB
5.00%, 07/01/23	110	121,466
Series A, 4.00%, 07/01/23	150	162,405
Series A, 5.00%, 07/01/23	1,310	1,446,553
Grant County Public Utility District No. 2 RB, Series A, 5.00%, 01/01/23	250	270,249
King County School District No. 216 Enumclaw GO, 5.00%, 12/01/23 (GTD)	50	56,059
King County School District No. 401 Highline GO, 5.00%, 12/01/23 (GTD)	25	28,043
King County School District No. 403 Renton GO, 5.00%, 12/01/23 (GTD)	125	140,388
King County School District No. 405 Bellevue GO, 5.00%, 12/01/23 (GTD)	710	797,013
King County School District No. 411 Issaquah GO, 5.00%, 12/01/23 (GTD)	255	286,392
King County School District No. 415 Kent GO, 5.00%, 12/01/23 (GTD)	90	100,906
Pierce County School District No. 320 Sumner GO, 5.00%, 12/01/23 (GTD)	175	196,495
Pierce County School District No. 403 Bethel GO, 5.00%, 06/01/23 (GTD)	65	71,553
Pierce County School District No. 416 White River GO, 5.00%, 12/01/23 (GTD)	70	78,579
Port of Seattle WA GOL
5.00%, 01/01/23	55	59,426
5.00%, 06/01/23	225	247,584
Port of Seattle WA RB, Series B, 5.00%, 03/01/23	70	75,849
Port of Tacoma WA GOL, Series A, 5.00%, 12/01/23	155	174,081
Port of Tacoma WA RB, Series A, 4.00%, 12/01/23	125	136,942
Skagit County School District No. 103 Anacortes GO, 5.00%, 12/01/23 (GTD)	25	28,029
Snohomish County School District No. 15 Edmonds GO, 4.00%, 12/01/23 (GTD)	20	21,938
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/23 (GTD)	165	185,221
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/23 (GTD)	140	156,888
Snohomish County School District No. 6 Mukilteo GO, 5.00%, 12/01/23 (GTD)	245	275,026
Spokane & Whitman Counties School District No. 360 Cheney GO, 5.00%, 12/01/23 (GTD)	65	72,984
State of Washington COP
Series A, 5.00%, 07/01/23	435	480,145
Series B, 5.00%, 07/01/23	235	259,388
State of Washington GO
Series C, 5.00%, 02/01/23	350	379,643
Series A, 5.00%, 08/01/23	420	465,500
Series B, 5.00%, 07/01/23	345	381,042
Series B, 5.00%, 08/01/23	185	205,041

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Series C, 5.00%, 02/01/23	$250	$271,173
Series C, 5.50%, 07/01/23	135	143,582
Series D, 5.00%, 02/01/23	210	227,786
Series E, 5.00%, 06/01/23	100	110,059
Series E, 5.25%, 02/01/23	150	163,356
Series R, 4.00%, 07/01/23	90	97,464
Series R, 5.00%, 07/01/23	120	132,536
Series R-2015, 5.00%, 07/01/23	300	331,341
Series R-2017A, 5.00%, 08/01/23	215	238,291
Series R-2018D, 5.00%, 08/01/23	100	110,833
Series R-C, 5.00%, 07/01/23	375	414,176
State of Washington RB, Series C, 5.00%, 09/01/23	525	582,726
University of Washington RB
Series A, 4.00%, 12/01/23	145	159,247
Series B, 4.00%, 06/01/23	185	199,818
Series C, 5.00%, 12/01/23	165	185,449
Washington State University RB
5.00%, 04/01/23	315	343,087
5.00%, 10/01/23	120	133,338
Yakima County School District No. 90 East Valley GO, 5.00%, 12/01/23 (GTD)	15	16,818

		15,802,918

West Virginia — 0.5%
State of West Virginia GO
Series A, 5.00%, 06/01/23	625	687,183
Series A, 5.00%, 11/01/23	55	61,518
Series A, 5.00%, 12/01/23	100	112,228
West Virginia Parkways Authority RB, 5.00%, 06/01/23	260	285,925
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/23	150	165,189
West Virginia Water Development Authority RB
Series A, 5.00%, 07/01/23	100	110,264
Series A-II, 5.00%, 11/01/23	80	89,184

		1,511,491

Wisconsin — 4.1%
City of Madison WI GO, Series A, 4.00%, 10/01/23	425	464,315
City of Madison WI Water Utility Revenue RB, 5.00%, 01/01/23	50	53,971
City of Milwaukee WI GO, Series N1, 5.00%, 02/01/23	270	291,878
Milwaukee County Metropolitan Sewer District GO, Series A, 5.00%, 10/01/23	275	306,835
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 5.00%, 06/01/24 (PR 06/01/23)	1,275	1,402,222
Series 2, 5.00%, 06/01/23	115	126,475
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/23	930	1,024,211

Security	Par/ Shares (000)	Value

Wisconsin (continued)
State of Wisconsin GO
5.00%, 11/01/23	$430	$481,764
Series D, 5.00%, 05/01/23	360	395,013
Series 1, 5.00%, 05/01/23	450	493,767
Series 1, 5.00%, 11/01/23	320	358,522
Series 2, 5.00%, 11/01/23	255	285,697
Series A, 5.00%, 05/01/23	100	109,726
Series A, 5.00%, 05/01/28 (PR 05/01/23)	1,000	1,096,837
Series A, 5.00%, 05/01/29 (PR 05/01/23)	2,000	2,193,674
Series B, 4.00%, 05/01/23	55	59,255
Series C, 5.00%, 05/01/23	40	43,890
State of Wisconsin RB, Series A, 5.00%, 05/01/23	350	383,524
Wisconsin Department of Transportation RB
Series 1, 4.00%, 07/01/23	95	102,835
Series 1, 5.00%, 07/01/23	350	386,403
Series 1, 5.00%, 07/01/26 (PR 07/01/23)	645	711,939
Series 1, 5.00%, 07/01/27 (PR 07/01/23)	640	707,154
Series 1, 5.00%, 07/01/30 (PR 07/01/23)	240	265,183
Series 2, 5.00%, 07/01/23	210	231,842
Series A, 5.00%, 07/01/23	575	634,852
Wisconsin Health & Educational Facilities Authority RB 5.00%, 08/15/23	115	126,969
Series A, 5.00%, 11/15/23	40	44,843
WPPI Energy RB, Series A, 5.00%, 07/01/23	230	252,085

		13,035,681

Total Municipal Debt Obligations — 98.6% (Cost: $305,887,287)		313,320,260

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 0.01%(c)(d)	352	351,752

Total Short-Term Investments — 0.1% (Cost: $351,731)		351,752

Total Investments in Securities — 98.7% (Cost: $306,239,018)		313,672,012

Other Assets, Less Liabilities — 1.3%		4,054,596

Net Assets — 100.0%		$317,726,608

(a)	Zero-coupon bond.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$190,614	$161,075	(a)	$—	$42	$21	$351,752	352	$37	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2023 Term Muni Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$313,320,260	$—	$313,320,260
Money Market Funds	351,752	—	—	351,752

	$351,752	$313,320,260	$—	$313,672,012

See notes to financial statements.

58	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.8%
Alabama Federal Aid Highway Finance Authority RB
Series A, 5.00%, 09/01/24	$195	$225,373
Series B, 5.00%, 09/01/24	445	514,314
Alabama Public School & College Authority RB
Series A, 5.00%, 02/01/24	25	28,274
Series A, 5.00%, 05/01/24	75	85,664
Alabama Public School and College Authority RB, Series B, 5.00%, 01/01/24	150	169,075
Auburn University RB, Series B, 5.00%, 06/01/24	90	103,061
City of Huntsville AL GO, Series A, 5.00%, 08/01/24	15	17,278
County of Mobile AL GOL, Series A, 5.00%, 06/01/24	50	57,240
State of Alabama GO
Series A, 5.00%, 08/01/24	210	241,969
Series A, 5.00%, 11/01/24	90	104,648
Series C, 5.00%, 08/01/24	50	57,612
University of Alabama (The) RB, Series A, 5.00%, 07/01/24	130	149,152

		1,753,660

Alaska — 0.2%
State of Alaska GO, Series B, 5.00%, 08/01/24	405	466,087

Arizona — 2.6%
Arizona Board of Regents COP, Series A, 5.00%, 06/01/24	50	56,991
Arizona State University RB
Series B, 5.00%, 07/01/24	155	178,206
Series C, 5.00%, 07/01/24	65	74,732
Arizona Transportation Board RB, 5.00%, 07/01/24	335	384,546
Arizona Water Infrastructure Finance Authority RB, Series A, 5.00%, 10/01/24	245	283,930
City of Peoria AZ GOL, Series B, 5.00%, 07/15/24	225	258,905
City of Phoenix AZ GO
4.00%, 07/01/24	565	631,063
5.00%, 07/01/24	145	166,511
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/24	415	476,796
Series A, 5.00%, 07/01/24	435	499,554
Series B, 5.00%, 07/01/24	605	695,102
Series D, 5.00%, 07/01/24	75	85,998
City of Scottsdale AZ GOL, 4.00%, 07/01/24	230	257,279
City of Tucson AZ COP, 5.00%, 07/01/24 (AGM)	85	96,744
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/24	70	80,384
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/24	250	287,087
Maricopa County Unified School District No. 97-Deer Valley/AZ GO, 4.00%, 07/01/24	20	22,305
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/24	50	57,469
Regional Public Transportation Authority RB, 5.25%, 07/01/24	210	243,019
Salt River Project Agricultural Improvement & Power District RB, 5.00%, 01/01/24	300	338,236
State of Arizona COP
5.00%, 09/01/24	220	254,030
5.00%, 10/01/24	160	185,305
University of Arizona (The) RB
Series A, 5.00%, 06/01/24	50	57,306
Series B, 5.00%, 06/01/24	150	171,918

		5,843,416

Security	Par (000)	Value

Arkansas — 0.4%
State of Arkansas GO
4.00%, 06/01/24	$600	$667,731
5.00%, 04/01/24	125	142,306

		810,037

California — 11.7%
Allan Hancock Joint Community College District/CA GO
5.00%, 08/01/24	110	127,094
5.00%, 08/01/24 (ETM)	10	11,511
Beverly Hills Unified School District CA GO, 0.00%, 08/01/24(a)	630	623,118
California Educational Facilities Authority RB, 0.00%, 10/01/24(a)	160	156,449
California Health Facilities Financing Authority RB, Series A, 5.00%, 11/15/24	135	157,292
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/24	395	458,789
Series A, 5.00%, 10/01/24	355	412,719
California State Public Works Board RB
Series A, 5.00%, 09/01/24	250	288,850
Series B, 5.00%, 10/01/24	205	237,574
Series C, 5.00%, 03/01/24	100	113,379
Series D, 5.00%, 09/01/24	145	167,533
Series F, 5.00%, 05/01/24	135	154,064
Series G, 5.00%, 05/01/24	120	136,946
Series H, 5.00%, 12/01/24	65	75,779
Serise A, 5.00%, 03/01/24	145	164,400
Serise B, 5.00%, 10/01/24	150	173,835
California State University RB
Series A, 5.00%, 11/01/24	495	576,693
Serise A, 4.00%, 11/01/24	215	243,013
Cerritos Community College District GO, Series D, 0.00%, 08/01/24(a)	125	122,599
City of Los Angeles CA Wastewater System Revenue RB, Series A, 5.00%, 06/01/24	85	97,307
City of Los Angeles Department of Airports RB
Serise B, 5.00%, 05/15/24	265	303,124
Serise C, 5.00%, 05/15/24	120	137,264
City of Petaluma CA Wastewater Revenue RB, 5.00%, 05/01/24	130	148,778
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/24	130	146,647
5.00%, 11/01/24	240	279,061
Series D, 5.00%, 11/01/24	15	17,441
Coast Community College District GO, Series D, 5.00%, 08/01/24	80	92,432
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/24	45	50,993
Eastern Municipal Water District RB, Series A, 5.00%, 07/01/24	225	258,917
Escondido Union High School District GO, 0.00%, 08/01/24 (AGC)(a)	150	147,596
Evergreen School District GO, 0.00%, 08/01/24 (AGC)(a)	100	98,302
Foothill-De Anza Community College District GO
4.00%, 08/01/24	110	123,503
5.00%, 08/01/24	165	190,583
Grossmont Union High School District GO
0.00%, 08/01/24 (NPFGC)(a)	425	418,187
5.00%, 08/01/24	150	172,993

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Long Beach Community College District GO 0.00%, 05/01/24 (NPFGC)(a)	$170	$166,988
Series F, 5.00%, 06/01/24	150	171,868
Los Angeles Community College District/CA GO, Serise C, 5.00%, 08/01/24	180	207,845
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/24	110	126,657
Series A, 5.00%, 06/01/24	500	573,726
Series A, 5.00%, 07/01/24	255	293,526
Series E, 5.00%, 06/01/24	130	149,212
Los Angeles County Sanitation Districts Financing Authority RB, Series A, 5.00%, 10/01/24	195	226,708
Los Angeles Department of Water & Power Power System Revenue RB, Serise A, 5.00%, 07/01/24	125	143,843
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/24	110	126,581
Series B, 5.00%, 07/01/24	390	448,789
Series C, 5.00%, 07/01/24	105	120,828
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/24	75	86,408
Serise A, 5.00%, 07/01/24	80	92,169
Serise B, 5.00%, 07/01/24	105	120,972
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/24	1,185	1,363,627
Series B, 5.00%, 07/01/24	210	241,656
Series C, 5.00%, 07/01/24	390	448,789
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/24 (NPFGC)(a)	120	117,771
Pasadena Unified School District GO, Series B, 5.00%, 08/01/24	30	34,641
Placer Union High School District/CA GO, Series A, 0.00%, 08/01/24 (NPFGC)(a)	25	24,362
Port of Los Angeles RB, Series A, 5.00%, 08/01/24	15	17,257
Poway Unified School District GO, Series A, 0.00%, 08/01/24(a)	50	49,119
Riverside County Transportation Commission RB, Series B, 5.00%, 06/01/24	100	114,380
Sacramento Municipal Utility District RB, Series E, 5.00%, 08/15/24	150	173,188
Salinas Union High School District GO, Series A, 0.00%, 10/01/24 (NPFGC)(a)	20	19,563
San Diego Community College District GO, 5.00%, 08/01/24	260	299,946
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/24(a)	440	434,619
Series A, 0.00%, 07/01/24 (ETM)(a)	160	157,546
Series C-1, 5.50%, 07/01/24 (AGM)	255	297,099
Series R-4, 5.00%, 07/01/24	185	212,634
Serise D-1, 5.50%, 07/01/24 (NPFGC)	395	460,211
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, Series A, 5.00%, 07/01/24	200	229,601
San Francisco City & County Airport Commission San Francisco International Airport RB, Series D, 5.00%, 05/01/24	130	148,442
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Series A, 5.00%, 10/01/24	155	179,687
San Jose Unified School District GO, 5.00%, 08/01/24	235	271,519
San Marcos Unified School District GO, 0.00%, 08/01/24(a)	40	39,270
San Mateo County Community College District GO, Serise B, 0.00%, 09/01/24 (NPFGC)(a)	100	98,715

Security	Par (000)	Value

California (continued)
San Mateo Union High School District GO, 4.00%, 09/01/24	$210	$236,586
San Ramon Valley Unified School District/CA GO, 5.00%, 08/01/24	85	97,970
Santa Clara County Financing Authority RB, Serise A, 5.00%, 11/15/24	445	517,117
Santa Clara Valley Water District COP, Serise C, 5.00%, 06/01/24	225	258,326
Southern California Public Power Authority RB
5.00%, 07/01/24	80	92,005
Serise C, 5.00%, 07/01/24	300	345,017
State of California Department of Water Resources RB
5.00%, 12/01/24	245	286,487
Series AR, 5.00%, 12/01/24 (PR 06/01/24)	35	40,148
Series AS, 5.00%, 12/01/24	410	479,427
Series AW, 5.00%, 12/01/24	105	122,780
Series BA, 5.00%, 12/01/24	170	198,787
State of California GO
4.00%, 10/01/24	110	124,072
4.00%, 11/01/24	55	62,187
5.00%, 03/01/24	425	482,896
5.00%, 04/01/24	550	627,011
5.00%, 05/01/24	500	571,900
5.00%, 08/01/24	360	415,691
5.00%, 09/01/24	745	862,924
5.00%, 10/01/24	775	900,442
5.00%, 11/01/24	615	716,731
Series A, 5.00%, 10/01/24	175	203,326
Series B, 5.00%, 08/01/24	300	346,409
Series B, 5.00%, 09/01/24	880	1,019,293
Sunnyvale Elementary School District GO, 5.00%, 09/01/24	125	144,967
University of California RB
Series AM, 5.00%, 05/15/24	140	160,370
Series AO, 5.00%, 05/15/24	440	504,020
Series AR, 4.00%, 05/15/24	300	334,588
Series AV, 5.00%, 05/15/24	110	126,005
Series AY, 5.00%, 05/15/24	160	183,280
William S Hart Union High School District GO, Series B, 0.00%, 08/01/24 (AGM)(a)	125	123,076

		26,158,365

Colorado — 0.8%
Board of Governors of Colorado State University System RB, Series E-2, 5.00%, 03/01/24 (NPFGC)	150	169,569
City & County of Denver CO Airport System Revenue RB, Series A, 5.00%, 11/15/24	110	127,911
Denver City & County School District No. 1 COP, Series A, 5.00%, 12/01/24	70	81,418
Denver City & County School District No. 1 GO
5.00%, 12/01/24 (SAW)	160	186,532
Series A, 5.50%, 12/01/24 (SAW)	405	479,351
Series B, 5.00%, 12/01/24 (SAW)	95	110,754
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/24 (NPFGC)(a)	25	24,467
Metro Wastewater Reclamation District RB, Serise A, 5.00%, 04/01/24	215	244,767
University of Colorado RB
Series B-1, 5.00%, 06/01/24	170	194,840
Series C, VRDN,2.00%, 06/01/54(b)	250	263,376

		1,882,985

60	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut — 1.7%
State of Connecticut GO
Series A, 5.00%, 03/01/24	$105	$119,080
Series A, 5.00%, 03/15/24	190	215,808
Series B, 5.00%, 04/15/24	290	330,470
Series B, 5.00%, 05/15/24	235	268,654
Series D, 5.00%, 04/15/24	555	632,452
Series D, 5.00%, 06/15/24	85	97,476
Series D, 5.00%, 08/15/24	295	340,394
Series E, 5.00%, 09/15/24	90	104,165
Series E, 5.00%, 10/15/24	200	232,178
State of Connecticut Special Tax RB, 5.00%, 08/01/24	400	460,894
State of Connecticut Special Tax Revenue RB
Series A, 4.00%, 05/01/24	60	66,637
Series A, 5.00%, 08/01/24	415	478,178
Series A, 5.00%, 09/01/24	465	537,429

		3,883,815

Delaware — 0.8%
County of New Castle DE GO, 5.00%, 10/01/24	145	168,470
Delaware Transportation Authority RB
4.00%, 07/01/24	335	374,845
5.00%, 07/01/24	275	316,360
State of Delaware GO
5.00%, 03/01/24	360	408,712
Series A, 5.00%, 10/01/24	100	116,075
Series B, 5.00%, 07/01/27 (PR 07/01/24)	85	97,432
Serise 2009 C, 5.00%, 10/01/24	220	255,365

		1,737,259

District of Columbia — 1.2%
District of Columbia GO
Series A, 4.00%, 06/01/24	55	61,424
Series A, 5.00%, 06/01/24	400	458,981
Series A, 5.00%, 10/15/24	120	139,622
Series D, 5.00%, 06/01/24	470	539,302
District of Columbia RB
Series A, 5.00%, 12/01/24	460	536,997
Series C, 5.00%, 10/01/24	155	179,859
District of Columbia Water & Sewer Authority RB
Series B, 5.00%, 10/01/24	40	46,445
Serise A, 5.00%, 10/01/24	335	388,727
Serise B, 5.00%, 10/01/24	300	348,336
Metropolitan Washington Airports Authority RB, Series B, 5.00%, 10/01/24	35	40,561

		2,740,254

Florida — 3.6%
Central Florida Expressway Authority RB, 5.00%, 07/01/24	30	34,399
City of Jacksonville FL RB, Series B, 5.00%, 10/01/24	25	28,834
City of Tampa FL Water & Wastewater System Revenue RB, 5.00%, 10/01/24	25	29,065
County of Hillsborough FL Community Investment Tax Revenue RB, 5.00%, 11/01/24	50	57,497
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/24	90	104,201
County of Miami-Dade FL GO
Series A, 5.00%, 07/01/24	275	315,472
Series B, 5.00%, 07/01/24	100	114,630
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/24	150	171,435
County of Miami-Dade FL Water & Sewer System Revenue RB 5.00%, 10/01/24	440	509,102

Security	Par (000)	Value

Florida (continued)
Series B, 5.00%, 10/01/24	$130	$150,417
County of Sarasota FL RB, 5.00%, 10/01/24	45	52,017
Florida Department of Environmental Protection RB
5.00%, 07/01/24	295	338,863
Series A, 5.00%, 07/01/24	590	677,727
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/24	20	23,134
Florida State Development Commission RB, Series A, 5.00%, 07/01/24	100	114,154
Florida’s Turnpike Enterprise RB, Series A, 5.00%, 07/01/24	640	735,599
Hillsborough County School Board COP, Series A, 5.00%, 07/01/24	120	137,026
Lee County School Board (The) COP, 5.00%, 08/01/24	35	40,157
Miami-Dade County Expressway Authority RB, Series B, 5.00%, 07/01/24	120	136,660
Orange County Convention Center/Orlando RB, 5.00%, 10/01/24	190	219,140
Orange County School Board COP
Series B, 5.00%, 08/01/24	15	17,252
Series D, 5.00%, 08/01/24	50	57,507
Palm Beach County School District COP, Series B, 5.00%, 08/01/24	280	322,135
Pasco County School Board COP, Series A, 5.00%, 08/01/24	60	68,173
Reedy Creek Improvement District GOL, Series A, 5.00%, 06/01/24	190	216,630
School Board of Miami-Dade County (The) COP
Series A, 5.00%, 05/01/24	315	357,863
Series D, 5.00%, 02/01/24	110	123,790
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/24	195	221,127
School District of Broward County/FL COP
Series A, 5.00%, 07/01/24	220	251,587
Series B, 5.00%, 07/01/24	20	22,872
Series C, 5.00%, 07/01/24	120	137,230
State of Florida Department of Transportation Turnpike System Revenue RB, Series A, 5.00%, 07/01/24	235	270,103
State of Florida GO
Series A, 5.00%, 01/01/24	125	140,967
Series A, 5.00%, 07/01/24	155	178,365
Series B, 5.00%, 06/01/24	225	257,952
Series E, 5.00%, 06/01/24	200	229,291
Serise F, 5.00%, 06/01/24	455	521,636
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/24	340	391,019
Series B, 5.00%, 07/01/24	280	322,016
Volusia County School Board COP, Series A, 5.00%, 08/01/24	20	22,724
Volusia County School Board RB, 5.00%, 10/01/24	20	22,848

		8,142,616

Georgia — 1.9%
City of Atlanta Department of Aviation RB, Series A, 5.00%, 01/01/24	695	782,788
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/24	265	308,533
Serise B, 5.00%, 11/01/24	100	116,427
County of Forsyth GA GO, 5.00%, 09/01/24	280	324,118
Fayette County School District/GA GO, 5.25%, 09/01/24 (SAW)	105	122,261
Gwinnett County School District GO, 5.00%, 02/01/24	100	113,153
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/24	500	576,644

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Metropolitan Atlanta Rapid Transit Authority RB, Series A, 4.00%, 07/01/24	$170	$189,877
State of Georgia GO
Series A, 5.00%, 02/01/24	175	198,121
Series A, 5.00%, 08/01/24	165	190,467
Series A-1, 5.00%, 02/01/24	155	175,479
Series C, 5.00%, 07/01/24	220	253,163
Series C-1, 5.00%, 01/01/24	135	152,322
Series C-1, 5.00%, 07/01/24	375	431,528
Series E, 5.00%, 12/01/24	320	373,938

		4,308,819

Hawaii — 1.4%
City & County Honolulu HI Wastewater System Revenue RB
Series A, 5.00%, 07/01/24	350	401,572
Series B, 5.00%, 07/01/24	170	195,219
City & County of Honolulu HI GO
Series A, 5.00%, 09/01/24	430	497,133
Series A, 5.00%, 10/01/24	50	57,982
Series B, 5.00%, 10/01/24	90	104,367
Series C, 5.00%, 10/01/24	70	81,175
Series D, 5.00%, 09/01/24	150	173,418
County of Hawaii HI GO
Series A, 5.00%, 09/01/24	115	132,458
Series B, 4.00%, 09/01/24	20	22,376
County of Maui HI GO, 5.00%, 09/01/24	35	40,439
State of Hawaii GO
Series EO, 5.00%, 08/01/24	40	46,075
Series ET, 5.00%, 10/01/24	110	127,479
Series EZ, 5.00%, 10/01/24	415	480,943
Series FE, 5.00%, 10/01/24	345	399,820
Series FH, 5.00%, 10/01/24	115	133,273
Series FN, 5.00%, 10/01/24	35	40,561
State of Hawaii State Highway Fund RB, Series B, 5.00%, 01/01/24	210	236,227

		3,170,517

Idaho — 0.1%
Idaho Housing & Finance Association RB
5.00%, 07/15/24	115	131,852
Series A, 5.00%, 07/15/24	25	28,664

		160,516

Illinois — 1.9%
Chicago O’Hare International Airport RB
Series C, 5.00%, 01/01/24	235	263,681
Series D, 5.00%, 01/01/24	125	140,256
Series E, 5.00%, 01/01/24	150	168,307
Illinois Finance Authority RB
5.00%, 01/01/24	100	112,660
5.00%, 07/01/24	325	373,324
Series A, 5.00%, 10/01/24	305	352,901
Illinois State Toll Highway Authority RB
5.00%, 01/01/24	100	112,290
Series D, 5.00%, 01/01/24	195	218,966
State of Illinois GO
5.00%, 02/01/24	375	419,186
5.00%, 04/01/24	105	118,040
5.00%, 05/01/24	430	484,782
Series A, 4.00%, 05/01/24	245	268,971
Series A, 5.00%, 03/01/24	130	145,725
Series A, 5.00%, 10/01/24	65	74,279

Security	Par (000)	Value

Illinois (continued)
Series A, 5.00%, 11/01/24	$250	$286,456
Series A, 5.00%, 12/01/24	50	57,444
Series D, 5.00%, 11/01/24	385	438,141
State of Illinois RB
Series C, 4.00%, 06/15/24	25	27,134
Series D, 5.00%, 06/15/24	75	83,688

		4,146,231

Indiana — 1.1%
Indiana Finance Authority RB
Series A, 5.00%, 02/01/24	245	277,297
Series A, 5.00%, 10/01/24	230	266,802
Series C, 5.00%, 12/01/24	505	589,136
Indiana Municipal Power Agency RB, Series C, 5.00%, 01/01/24	335	375,886
Indiana University RB, Series X, 5.00%, 08/01/24	135	155,552
Purdue University COP, Series A, 5.00%, 07/01/24	180	207,072
Purdue University RB
Series A, 5.00%, 07/01/24	200	230,080
Series DD, 5.00%, 07/01/24	270	310,608

		2,412,433

Iowa — 0.3%
Iowa Finance Authority RB, 5.00%, 08/01/24	425	489,998
State of Iowa RB
5.00%, 06/15/24	100	114,510
Series A, 5.00%, 06/01/24	110	125,781

		730,289

Kansas — 0.7%
City of Wichita KS Water & Sewer Utility Revenue RB, Series A, 5.00%, 10/01/24	200	231,115
Johnson County Unified School District No. 229 Blue Valley GO, Series B, 5.00%, 10/01/24	70	81,123
Johnson County Water District No. 1 RB, 5.00%, 01/01/24	35	39,471
Kansas Development Finance Authority RB, 5.00%, 05/01/24	400	456,357
Sedgwick County Unified School District No. 259 Wichita GO, Series A, 4.00%, 10/01/24	55	61,816
State of Kansas Department of Transportation RB, Series A, 5.00%, 09/01/24	585	675,699

		1,545,581

Kentucky — 0.1%
Louisville & Jefferson County Metropolitan Sewer District RB, 5.00%, 05/15/24	200	228,315

Louisiana — 0.3%
State of Louisiana GO
5.00%, 05/01/24	185	211,244
Series A, 5.00%, 09/01/24	120	138,735
Series B, 5.00%, 05/01/24	25	28,547
Series C, 5.00%, 08/01/24	50	57,629
Series D, 5.00%, 12/01/24	150	174,991

		611,146

Maine — 0.8%
City of Portland ME GO, 5.00%, 10/01/24	140	162,401
Maine Municipal Bond Bank RB
Series A, 5.00%, 11/01/24	105	122,209
Series B, 5.00%, 11/01/24	110	128,028
Series C, 5.00%, 11/01/24	200	232,590
Series D, 5.00%, 11/01/24	75	87,292
Maine Turnpike Authority RB, 5.00%, 07/01/24	120	137,597

62	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maine (continued)
State of Maine GO
Series B, 5.00%, 06/01/24	$325	$372,057
Serise B, 5.00%, 06/01/24	425	486,537

		1,728,711

Maryland — 4.7%
City of Baltimore MD RB, Series A, 5.00%, 07/01/24	95	108,931
County of Anne Arundel MD GOL, 5.00%, 10/01/24	585	679,038
County of Baltimore MD GO
5.00%, 02/01/24	100	113,124
5.00%, 03/01/24	400	454,003
5.00%, 08/01/24	175	201,825
County of Carroll MD GO, 5.00%, 11/01/24	225	261,962
County of Charles MD GO, 5.00%, 10/01/24	100	116,075
County of Frederick MD GO, Series A, 5.00%, 08/01/24	25	28,841
County of Howard MD GO
Series A, 5.00%, 02/15/24	120	135,995
Series A, 5.00%, 08/15/24	250	288,825
Series C, 5.00%, 02/15/24	75	84,997
Serise B, 5.00%, 02/15/24	50	56,664
County of Montgomery MD GO
Series A, 4.00%, 11/01/31 (PR 11/01/24)	1,000	1,130,660
Series A, 5.00%, 11/01/24	750	873,206
Series A, 5.00%, 12/01/24	125	145,972
Series A, 5.00%, 11/01/26 (PR 11/01/24)	10	11,654
Series B, 5.00%, 11/01/24	50	58,214
County of Prince George’s MD GOL
Series A, 4.00%, 09/01/24	390	438,404
Series A, 5.00%, 07/15/24	170	195,793
Series B, 5.00%, 07/15/24	225	259,138
State of Maryland Department of Transportation RB
4.00%, 09/01/24	235	263,833
5.00%, 05/01/24	160	182,801
5.00%, 09/01/24	205	237,153
5.00%, 10/01/24	305	353,916
5.00%, 11/01/24	235	273,515
State of Maryland GO
First Series, 5.00%, 06/01/24	460	527,521
Series A, 5.00%, 03/15/24	250	284,344
Series A, 5.00%, 08/01/24	150	173,099
Series B, 4.00%, 08/01/24	150	168,257
Series B, 5.00%, 08/01/24	835	963,583
Series C, 5.00%, 08/01/24	535	617,386
Washington Suburban Sanitary Commission RB
4.00%, 06/01/24	90	100,424
5.00%, 06/01/24	555	636,282
5.00%, 06/15/24 (GTD)	40	45,925

		10,471,360

Massachusetts — 2.9%
City of Boston MA GO, Serise D, 5.00%, 03/01/24	250	283,828
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/24	105	120,376
Commonwealth of Massachusetts GO
Series A, 5.00%, 01/01/24	250	281,721
Series C, 5.50%, 12/01/24 (AMBAC)	135	159,890
Commonwealth of Massachusetts GOL
Series 7, 5.00%, 07/01/24	130	149,374
Series A, 5.00%, 07/01/24	40	45,961
Series B, 5.00%, 07/01/24	640	735,380
Series B, 5.25%, 09/01/24 (AGM)	850	989,732

Security	Par (000)	Value

Massachusetts (continued)
Series C, 5.00%, 07/01/24	$60	$68,942
Series C, 5.00%, 10/01/24	300	347,891
Series F, 5.00%, 05/01/24	100	114,186
Series H, 5.00%, 12/01/24	185	215,822
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/24	85	97,364
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/24	455	523,088
Series B, 5.00%, 07/01/24	80	91,950
Series C, 5.50%, 07/01/24	200	233,018
Serise A, 5.00%, 07/01/24	385	442,509
Massachusetts Clean Water Trust (The) RB
Series 2017, 5.00%, 08/01/24	120	138,437
Serise 21, 5.00%, 08/01/24	200	230,728
Massachusetts School Building Authority RB, Series C, 5.00%, 08/15/24	235	271,328
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/24	175	197,055
Massachusetts Water Resources Authority RB
5.00%, 08/01/24	125	144,117
Series B, 5.00%, 08/01/24	210	242,117
Series F, 5.00%, 08/01/24	250	288,234
Serise C, 5.00%, 08/01/24	130	149,570

		6,562,618

Michigan — 0.8%
Michigan Finance Authority RB
Series B, 5.00%, 10/01/24	115	133,444
Series C-3, 5.00%, 07/01/24 (AGM)	115	131,434
Michigan State Building Authority RB, Series I, 5.00%, 04/15/24	440	501,264
Oxford Area Community School District GO, Series A, 5.00%, 05/01/24	15	17,084
State of Michigan Comprehensive Transportation Revenue RB, 5.00%, 11/15/24	80	93,057
State of Michigan GO, Series A, 5.00%, 12/01/24	220	256,653
State of Michigan RB, 5.00%, 03/15/24	355	402,893
University of Michigan RB
Series A, 5.00%, 04/01/24	50	56,970
Serise A, 5.00%, 04/01/24	115	131,030
Wayne County Airport Authority RB, Series C, 5.00%, 12/01/24	50	58,194

		1,782,023

Minnesota — 1.4%
County of Hennepin MN GO, Series A, 5.00%, 12/01/24	200	233,555
Metropolitan Council GO
Series A, 5.00%, 03/01/24	50	56,766
Series C, 5.00%, 03/01/24	235	266,799
Minneapolis-St Paul Metropolitan Airports Commission RB, Series B, 5.00%, 01/01/24	125	140,327
Minnesota Municipal Power Agency RB, Series A, 5.00%, 10/01/24	90	103,935
Minnesota Public Facilities Authority RB, Series B, 3.00%, 03/01/24	500	539,350
Rosemount-Apple Valley-Eagan Independent School District No. 196 GO, Series A, 5.00%, 02/01/24	115	129,957
Southern Minnesota Municipal Power Agency RB, Series A, 4.00%, 01/01/24	100	109,339
State of Minnesota GO
Series A, 5.00%, 08/01/24	630	727,237

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
Series B, 5.00%, 08/01/24	$205	$236,640
Series B, 5.00%, 10/01/24	100	116,149
Series D, 5.00%, 08/01/24	370	427,107
Series E, 5.00%, 10/01/24	75	87,112

		3,174,273

Mississippi — 0.2%
State of Mississippi GO
Series B, 5.00%, 09/01/24	50	57,770
Series C, 4.00%, 10/01/24	25	28,117
Series C, 5.00%, 10/01/24	360	417,203

		503,090

Missouri — 0.9%
City of Springfield MO Public Utility Revenue RB, 5.00%, 08/01/24	175	201,273
Missouri Highway & Transportation Commission RB
5.00%, 05/01/24	100	114,089
Series A, 5.00%, 05/01/24	440	501,993
Series B, 5.00%, 05/01/24	105	119,794
Missouri State Board of Public Buildings RB
Series A, 4.00%, 04/01/24	250	277,370
Serise A, 5.00%, 04/01/24	255	290,305
Serise B, 5.00%, 04/01/24	110	125,230
Missouri State Environmental Improvement & Energy Resources Authority RB, Series B, 4.00%, 07/01/24	70	78,185
University of Missouri RB, Series A, 5.00%, 11/01/24	260	301,824

		2,010,063

Nebraska — 0.7%
City of Omaha NE GO
5.00%, 11/15/26 (PR 11/15/24)	50	58,362
Series B, 5.00%, 04/15/24	175	199,255
Series B, 5.00%, 11/15/24	25	29,080
Serise A, 5.00%, 01/15/24	125	140,935
Nebraska Public Power District RB, Series A-1, 5.00%, 01/01/24	260	292,102
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/24	55	61,992
Omaha Public Power District RB
Series A, 5.00%, 02/01/24	150	169,421
Series AA, 5.00%, 02/01/24	50	56,429
Series B, 5.00%, 02/01/31 (PR 08/01/24)	495	571,037

		1,578,613

Nevada — 2.0%
Clark County School District GOL
Series B, 5.00%, 06/15/24	70	79,899
Series C, 5.00%, 06/15/24	505	576,412
Clark County Water Reclamation District GOL, 5.00%, 07/01/24	195	223,928
County of Clark Department of Aviation RB, Series C, 5.00%, 07/01/24	105	120,433
County of Clark NV, 5.00%, 07/01/24	195	223,928
County of Clark NV GO, Serise A, 5.00%, 12/01/24	100	116,466
County of Clark NV GOL
5.00%, 06/01/24	65	74,347
5.00%, 11/01/24	150	174,186
Series A, 5.00%, 06/01/24	65	74,347
Series A, 5.00%, 11/01/24	205	238,054
Series B, 5.00%, 11/01/24	255	296,116

Security	Par (000)	Value

Nevada (continued)
County of Clark NV RB
5.00%, 07/01/24	$395	$453,597
Series A, 5.00%, 07/01/24	95	109,093
Las Vegas Valley Water District GOL
Series A, 5.00%, 02/01/24	50	56,562
Series B, 5.00%, 06/01/24	410	469,909
Nevada System of Higher Education RB, Series A, 5.00%, 07/01/24	140	160,054
State of Nevada GOL
Series A, 5.00%, 05/01/24	165	187,929
Series B, 5.00%, 11/01/24	235	272,535
Series D, 5.00%, 04/01/24	165	187,328
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/24	170	198,522
Washoe County School District/NV GOL, Series A, 5.00%, 06/01/24	105	120,029

		4,413,674

New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/24	50	57,162
New Hampshire Municipal Bond Bank RB
Series B, 5.00%, 08/15/24	50	57,712
Series E, 5.00%, 08/15/24	15	17,297
State of New Hampshire GO, Series B, 5.00%, 12/01/24	115	134,205

		266,376

New Jersey — 2.1%
County of Essex NJ GO, Serise B, 5.00%, 09/01/24 (SCH BD RES FD)	110	127,134
County of Monmouth NJ Go, 5.00%, 07/15/24	445	512,056
Monmouth County Improvement Authority (The) RB
5.00%, 12/01/24 (GTD)	65	75,905
Serise A, 4.00%, 08/01/24	400	448,410
New Jersey Economic Development Authority RB
Series AAA, 4.00%, 06/15/24	90	99,834
Series N-1, 5.50%, 09/01/24 (AMBAC)	55	64,187
Series UU, 5.00%, 06/15/24	165	188,123
Series XX, 4.00%, 06/15/24 (SAP)	445	493,621
Series XX, 5.00%, 06/15/24 (SAP)	135	153,919
New Jersey Educational Facilities Authority RB
Series A, 5.00%, 07/01/24	80	92,196
Series A, 5.00%, 09/01/24	110	126,357
Serise I, 5.00%, 07/01/24	150	172,868
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/24	275	313,399
Series A-1, 5.00%, 06/15/24	400	455,495
Series AA, 5.00%, 06/15/24	180	205,225
New Jersey Turnpike Authority RB, Series C, 5.00%, 01/01/24	140	157,166
State of New Jersey GO
5.00%, 06/01/24	410	468,142
Series A, 5.00%, 06/01/24	550	627,995

		4,782,032

New Mexico — 1.0%
New Mexico Finance Authority RB
5.00%, 06/01/24	150	171,968
Series A, 5.00%, 06/01/24	35	40,126
Series A, 5.00%, 06/15/24	540	618,171
Series D, 5.00%, 06/15/24	65	74,628
State of New Mexico GO
5.00%, 03/01/24	145	164,400

64	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Mexico (continued)
Series A, 5.00%, 03/01/24	$350	$396,827
Series B, 5.00%, 03/01/24	50	56,690
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/24	495	568,432
Series B, 4.00%, 07/01/24	140	156,370

		2,247,612

New York — 10.5%
City of New York NY GO
4.00%, 08/01/24	100	111,689
5.00%, 08/01/24	125	143,635
Series 1, 5.00%, 08/01/24	490	563,050
Series 2015-A, 5.00%, 08/01/24	230	264,289
Series A-1, 5.00%, 08/01/24	50	57,454
Series B, 5.00%, 08/01/24	100	114,908
Series B-1, 5.00%, 12/01/24	25	29,068
Series C, 5.00%, 08/01/24	1,170	1,344,424
Series D, 4.00%, 08/01/24	120	134,027
Series E, 5.00%, 08/01/24	505	580,286
Series I, 5.00%, 03/01/24	105	118,793
Serise A, 2.50%, 08/01/24	300	320,580
Serise A-1, 5.00%, 08/01/24	100	114,908
County of Onondaga NY GOL, 5.00%, 05/01/24	60	68,415
Long Island Power Authority RB, Series A, 0.00%, 12/01/24 (AGM)(a)	50	48,368
Metropolitan Transportation Authority RB
Series A-1, 4.00%, 11/15/24	80	90,028
Series A-1, 5.00%, 11/15/24	280	324,899
Series A-2, 5.00%, 11/15/24	115	133,441
Series B, 5.00%, 11/15/24	525	609,187
Series B, 5.25%, 11/15/24 (AMBAC)	100	117,017
Series B-2, 5.00%, 11/15/24	185	214,928
Series C-1, 5.00%, 11/15/24	855	992,103
Series F, 5.00%, 11/15/24	145	168,251
New York City Transitional Finance Authority Building Aid Revenue RB
Series S, 4.00%, 07/15/24 (SAW)	130	145,431
Series S, 5.00%, 07/15/24 (SAW)	105	120,804
Series S-1, 5.00%, 07/15/24 (SAW)	650	747,833
Series S-2, 5.00%, 07/15/24 (SAW)	115	132,309
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/24	250	290,689
Series A-1, 5.00%, 08/01/24	595	685,581
Series B-1, 5.00%, 08/01/24	180	207,402
Series C, 5.00%, 11/01/24	805	936,018
Series C-1, 5.00%, 05/01/24	130	148,400
Series E-1, 5.00%, 02/01/24	80	90,428
New York City Water & Sewer System RB, Series AA, 5.00%, 06/15/24	1,260	1,446,638
New York State Dormitory Authority RB
Series A, 4.00%, 03/15/24	140	155,080
Series A, 5.00%, 02/15/24	230	260,336
Series A, 5.00%, 03/15/24	2,080	2,362,584
Series A, 5.00%, 07/01/24	590	671,357
Series B, 5.00%, 10/01/24	15	17,317
Series B, 5.50%, 03/15/24 (AMBAC)	280	321,361
Series C, 5.00%, 03/15/24	130	147,712
Series D, 5.00%, 02/15/24	145	164,125
Series E, 5.00%, 02/15/24	430	486,716
Series E, 5.00%, 03/15/24	450	511,032

Security	Par (000)	Value

New York (continued)
Series F, 5.00%, 10/01/24 (SAW)	$20	$22,797
New York State Environmental Facilities Corp. RB
5.00%, 06/15/24	885	1,016,986
Series A, 4.00%, 06/15/24	65	72,677
Series D, 5.00%, 09/15/24	130	150,793
New York State Thruway Authority RB
Series A, 4.00%, 01/01/24	160	175,524
Series C, 5.00%, 01/01/24	105	117,964
Series J, 5.00%, 01/01/24	150	168,520
Series L, 5.00%, 01/01/24	185	207,842
New York State Urban Development Corp. RB 5.00%, 03/15/24	115	130,597
Series A, 5.00%, 03/15/24	1,545	1,754,545
Port Authority of New York & New Jersey RB, Series 194, 5.00%, 10/15/24	370	429,115
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/24	815	947,043
State of New York GO, Series A, 5.00%, 03/01/24	360	408,931
Triborough Bridge & Tunnel Authority RB
Series A, 5.00%, 11/15/24	845	983,561
Series C-1, 5.00%, 11/15/24	165	192,056

		23,491,852

North Carolina — 2.4%
City of Charlotte NC COP, 5.00%, 06/01/24	125	143,099
City of Charlotte NC GO, Serise A, 5.00%, 06/01/24	115	131,880
City of Raleigh NC RB, Serise A, 5.00%, 06/01/24	155	177,443
City of Winston-Salem NC RB, 5.00%, 06/01/24	100	114,612
City of Winston-Salem NC Water & Sewer System Revenue RB, Series A, 5.00%, 06/01/24	10	11,461
County of Buncombe NC RB
5.00%, 06/01/24	125	143,099
Serise A, 5.00%, 06/01/24	100	114,479
County of Durham NC GO, 5.00%, 10/01/24	45	52,250
County of Forsyth NC GO
5.00%, 04/01/24	100	113,939
5.00%, 12/01/24	95	110,976
County of Guilford NC GO, 5.00%, 03/01/24	520	590,362
County of Mecklenburg NC GO
4.00%, 02/01/24	145	160,151
5.00%, 03/01/24	245	278,226
Series A, 5.00%, 12/01/24	125	146,021
Series B, 5.00%, 12/01/24	210	245,315
County of Orange NC GO, 4.00%, 04/01/24	200	222,019
County of Wake NC GO, Series A, 5.00%, 03/01/24	295	334,917
County of Wake NC RB
Series A, 5.00%, 08/01/24	135	155,599
Series A, 5.00%, 12/01/24	60	69,996
North Carolina State University at Raleigh RB, 5.00%, 10/01/24	45	52,150
State of North Carolina GO
Series A, 5.00%, 06/01/24	140	160,504
Series C, 5.00%, 05/01/24	585	668,555
State of North Carolina RB
5.00%, 03/01/24	325	367,497
Series B, 5.00%, 06/01/24	475	543,934
Series C, 5.00%, 05/01/24	100	114,154
University of North Carolina at Greensboro RB, 5.00%, 04/01/24	115	130,455

		5,353,093

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio — 3.4%
City of Columbus OH GO
Series 2017-1, 5.00%, 04/01/24	$360	$410,068
Series A, 4.00%, 08/15/24	305	342,407
Series A, 5.00%, 07/01/24	170	195,510
Cleveland Department of Public Utilities Division of Water RB, Serise Y, 4.00%, 01/01/29 (PR 01/01/24)	1,040	1,145,016
County of Franklin OH GOL, 5.00%, 12/01/24	10	11,662
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/24	200	231,231
Miami University/Oxford OH RB, 5.00%, 09/01/24	185	213,549
Ohio State University (The) RB, Series A, 5.00%, 12/01/24	50	58,408
Ohio University RB, Series A, 5.00%, 12/01/24	110	127,474
Ohio Water Development Authority RB
5.00%, 06/01/24	100	114,645
5.00%, 12/01/24	225	262,925
Serise B, 5.00%, 12/01/24	210	245,396
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/24	190	217,826
5.00%, 12/01/24	110	128,541
Series 2015-A, 5.00%, 06/01/24	340	389,794
Series 2015-A, 5.00%, 12/01/24	160	186,969
State of Ohio GO
Series A, 4.00%, 05/01/24	110	122,363
Series A, 5.00%, 08/01/24	185	213,293
Series A, 5.00%, 09/01/24	70	80,954
Series A, 5.00%, 09/15/24	615	712,243
Series B, 5.00%, 08/01/24	95	109,529
Series B, 5.00%, 09/15/24	100	115,812
Series S, 5.00%, 05/01/24	145	165,617
Series U, 5.00%, 05/01/24	140	159,906
Serise A, 5.00%, 05/01/24	150	171,328
Serise A, 5.00%, 06/15/24	200	229,490
State of Ohio RB
Series A, 5.00%, 04/01/24	505	574,444
Series A, 5.00%, 10/01/24	200	231,780
Series A, 5.00%, 12/01/24	345	402,211
Series B, 5.00%, 10/01/24	35	40,561
Series C, 5.00%, 12/01/24	90	104,925

		7,715,877

Oklahoma — 0.6%
City of Oklahoma City OK GO
4.00%, 03/01/24	250	276,414
5.00%, 03/01/24	10	11,353
Grand River Dam Authority RB
Series A, 4.00%, 06/01/24	285	316,615
Series A, 5.00%, 06/01/24	75	85,661
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/24	215	246,455
Series B, 5.00%, 01/01/24	15	16,869
Series B, 5.00%, 07/01/24	55	63,047
Series C, 5.00%, 07/01/24	30	34,389
Oklahoma Turnpike Authority RB, Series D, 5.00%, 01/01/24	125	140,718
Oklahoma Water Resources Board RB, 5.00%, 04/01/24	30	34,163

		1,225,684

Oregon — 1.7%
City of Portland OR GOL, Series B, 5.00%, 06/15/24	160	183,700
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 10/01/24	50	58,000

Security	Par (000)	Value

Oregon (continued)
Series B, 5.00%, 06/01/24	$135	$154,637
City of Portland OR Water System Revenue RB, Series A, 5.00%, 05/01/24	250	285,465
County of Multnomah OR GOL, 5.00%, 06/01/24	205	235,023
Multnomah County School District No. 1 Portland/OR GO, Series B, 5.00%, 06/15/24 (GTD)	300	344,135
Oregon State Lottery RB
Series C, 5.00%, 04/01/24	220	250,459
Series E, 5.00%, 04/01/24 (MORAL OBLG)	150	170,768
Portland Community College District GO, 5.00%, 06/15/24	150	171,966
Salem-Keizer School District No. 24J GO, Serise B, 0.00%, 06/15/24 (GTD)(a)	125	122,942
State of Oregon Department of Transportation RB, Series A, 5.00%, 11/15/24	455	529,610
State of Oregon GO
Series A, 5.00%, 05/01/24	500	571,415
Series B, 5.00%, 08/01/24	15	17,310
Series H, 5.00%, 05/01/24	85	97,141
Series I, 5.00%, 08/01/24	15	17,310
Series O, 5.00%, 08/01/24	25	28,850
Serise K, 5.00%, 11/01/24	200	232,931
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO, Series J, 5.00%, 06/15/24 (GTD)	200	229,288

		3,700,950

Pennsylvania — 2.1%
City of Philadelphia PA GO
5.00%, 08/01/24	160	183,462
Series A, 5.00%, 08/01/24	115	131,863
City of Philadelphia PA Water & Wastewater Revenue RB, Serise B, 5.00%, 11/01/24	260	302,218
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/24	120	135,123
First Series, 5.00%, 03/01/24	105	119,016
First Series, 5.00%, 03/15/24	245	278,128
First Series, 5.00%, 06/15/24	170	194,838
First Series, 5.00%, 07/01/24	335	384,582
First Series, 5.00%, 08/15/24	605	697,666
First Series, 5.00%, 09/15/24	295	341,214
Second Series, 5.00%, 01/15/24	65	73,305
Second Series, 5.00%, 09/15/24	310	358,564
County of Berks PA GO, 5.00%, 11/15/24	100	116,244
County of Chester PA GO, 5.00%, 07/15/24	50	57,621
County of Montgomery PA GO, Series A, 5.00%, 04/01/24	20	22,738
Delaware County Authority RB, 5.00%, 08/01/24	45	51,599
Delaware River Joint Toll Bridge Commission RB
5.00%, 07/01/24	195	223,795
Serise B, 5.00%, 07/01/24	105	120,505
Pennsylvania Infrastructure Investment Authority RB, Series A, 5.00%, 01/15/24	195	220,254
Pennsylvania Turnpike Commission RB
5.00%, 06/01/24	105	119,025
Series A, 5.00%, 12/01/24	120	138,974
Series A-1, 5.00%, 12/01/24	240	280,546
Series B, 5.00%, 12/01/24	105	122,739

		4,674,019

Rhode Island — 0.5%
Rhode Island Commerce Corp. RB, Series A, 4.00%, 06/15/24	240	267,155
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, Series B, 5.00%, 10/01/24	200	232,002

66	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island (continued)
Rhode Island Turnpike & Bridge Authority RB, Series A, 5.00%, 10/01/24	$215	$246,007
State of Rhode Island GO
Series A, 5.00%, 05/01/24	155	177,088
Series D, 5.00%, 08/01/24	245	282,556

		1,204,808

South Carolina — 0.7%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/24	45	52,392
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/24	155	174,711
County of Charleston SC GO
5.00%, 11/01/24 (SAW)	55	64,035
Series C, 5.00%, 11/01/24 (SAW)	70	81,499
Horry County School District/SC GO
5.00%, 03/01/24 (SCSDE)	110	124,851
Series A, 5.00%, 03/01/24	80	90,801
Lancaster County School District/SC GO, 5.00%, 03/01/24	100	113,531
Richland County School District No. 1/SC GO, Series C, 5.00%, 03/01/24	100	113,501
South Carolina Transportation Infrastructure Bank RB, Series A, 5.00%, 10/01/24	200	230,673
State of South Carolina GO
Series B, 5.00%, 04/01/24 (SAW)	475	541,212
Serise A, 5.00%, 04/01/24 (SAW)	75	85,454

		1,672,660

Tennessee — 1.4%
City of Chattanooga TN GO, Serise B, 5.00%, 03/01/24	100	113,501
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/24	100	116,583
County of Blount TN GO, Series B, 5.00%, 06/01/24	175	200,048
County of Williamson TN GO, 5.00%, 04/01/24	150	170,721
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/24	185	211,554
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 01/01/24	245	275,947
5.00%, 07/01/24	335	384,696
Series A, 5.00%, 07/01/24	115	132,060
Serise C, 4.00%, 07/01/24	175	195,462
State of Tennessee GO
Series A, 5.00%, 08/01/24	110	126,939
Series B, 5.00%, 08/01/24	415	478,907
Tennessee State School Bond Authority RB
5.00%, 11/01/24 (ST INTERCEPT)	85	98,899
Series A, 5.00%, 11/01/24	220	255,639
Series B, 5.00%, 11/01/24	340	395,595

		3,156,551

Texas — 12.5%
Alamo Community College District GOL, 5.00%, 02/15/24	40	45,284
Aldine Independent School District GO, 5.00%, 02/15/24 (PSF)	225	254,788
Alief Independent School District GO, 5.00%, 02/15/24 (PSF)	125	141,399
Allen Independent School District GO, 5.00%, 02/15/24 (PSF)	100	113,329
Arlington Independent School District/TX GO
Series A, 5.00%, 02/15/24 (PSF)	40	45,331
Series B, 5.00%, 02/15/24 (PSF)	75	84,997
Austin Independent School District GO 5.00%, 08/01/24 (PSF)	125	144,205

Security	Par (000)	Value

Texas (continued)
Series A, 4.00%, 08/01/24 (PSF)	$125	$140,171
Series A, 5.00%, 08/01/24 (PSF)	35	40,377
Birdville Independent School District GO
5.00%, 02/15/24 (PSF)	10	11,315
Series A, 5.00%, 02/15/24 (PSF)	105	118,807
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/24 (AMBAC)(a)	60	58,479
Series C, 5.00%, 08/15/24	125	144,413
City of Austin TX GOL
5.00%, 09/01/24	315	364,405
Series A, 5.00%, 09/01/24	230	266,074
City of Austin TX Water & Wastewater System RB
5.00%, 11/15/24	155	180,595
Series A, 5.00%, 11/15/24	355	413,621
City of Austin TX Water & Wastewater System Revenue RB, Series A, 5.00%, 05/15/24	155	177,299
City of Brownsville TX GOL
5.00%, 02/15/24	10	11,270
5.00%, 02/15/24 (ETM)	5	5,650
City of Dallas TX Waterworks & Sewer System Revenue RB
Series A, 5.00%, 10/01/24	145	167,933
Serise C, 5.00%, 10/01/24	250	289,632
City of Denton TX GOL, 5.00%, 02/15/24	45	50,823
City of El Paso TX GOL, 5.00%, 08/15/24	135	155,677
City of Frisco TX GOL, 5.00%, 02/15/24	100	113,239
City of Grand Prairie TX GOL, 5.00%, 02/15/24	290	328,046
City of Houston TX Combined Utility System RB, Series B, 5.00%, 11/15/24	190	221,229
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/24	65	75,683
Series C, 5.00%, 05/15/24	310	354,395
Series D, 5.00%, 11/15/24	125	145,545
City of Pflugerville TX GOL, 5.00%, 08/01/24	60	69,113
City of Plano TX GOL, 5.00%, 09/01/24	50	57,770
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.25%, 02/01/24	505	573,680
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/24	275	310,524
5.00%, 02/01/24 (ETM)	155	174,876
City of San Antonio TX GOL
5.00%, 02/01/24	240	271,214
5.00%, 08/01/24	400	460,753
Clear Creek Independent School District GO, 5.00%, 02/15/24 (PSF)	95	107,605
Comal Independent School District GO, Series B, 5.00%, 02/01/24 (PSF)	110	124,339
Conroe Independent School District GO, 5.00%, 02/15/24 (PSF)	105	118,964
County of Bexar TX GOL, 5.00%, 06/15/24	180	206,239
County of Denton TX GOL, 5.00%, 07/15/24	105	120,713
County of Travis TX RB, 5.00%, 03/01/24	60	67,937
Crowley Independent School District GO, Series A, 5.00%, 08/01/24 (PSF)	80	91,954
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/24 (PSF)	115	130,190
Series C, 5.00%, 02/15/24 (PSF)	75	84,907
Dallas Area Rapid Transit RB
5.00%, 12/01/24	170	198,191
Series A, 5.00%, 12/01/24	515	600,402

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Fort Bend Independent School District GO
Series C, 5.00%, 02/15/24 (PSF)	$25	$28,310
Series C, 5.00%, 08/15/24 (PSF)	75	86,567
Fort Worth Independent School District GO, 5.00%, 02/15/24 (PSF)	400	452,956
Frisco Independent School District GO, 5.00%, 08/15/24 (PSF)	320	369,697
Garland Independent School District GO, Serise A, 5.00%, 02/15/24 (PSF)	300	339,627
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/24 (PSF)(a)	70	69,034
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/24	190	219,304
Katy Independent School District GO, Series D, 5.00%, 02/15/24 (PSF)	125	141,661
Keller Independent School District/TX GO
Series A, 5.00%, 02/15/24 (PSF)	160	181,039
Series A, 5.00%, 08/15/24 (PSF)	170	196,038
Klein Independent School District GO
5.00%, 08/01/24 (PSF)	65	74,987
Series A, 5.00%, 08/01/24 (PSF)	370	426,847
Lamar Consolidated Independent School District GO
5.00%, 02/15/24 (PSF)	120	136,066
Series A, 2.00%, 02/15/24 (PSF)	50	52,535
Laredo Independent School District GO, 0.00%, 08/01/24 (PSF)(a)	150	147,739
Leander Independent School District GO, Series D, 0.00%, 08/15/24 (PSF)(a)	100	98,620
Lewisville Independent School District GO
5.00%, 08/15/24	400	461,267
5.00%, 08/15/24 (PSF)	260	300,378
Lone Star College System GOL
5.00%, 09/15/24	185	214,252
Series A, 5.00%, 02/15/24	40	45,308
Series A, 5.00%, 08/15/24	120	138,551
Series B, 5.00%, 02/15/24	135	152,913
Lower Colorado River Authority RB
5.00%, 05/15/24	195	222,099
Series B, 5.00%, 05/15/24	160	182,235
Metropolitan Transit Authority of Harris County RB
Series A, 5.00%, 11/01/24	175	203,482
Series B, 5.00%, 11/01/24	125	145,344
Series D, 5.00%, 11/01/24	285	331,385
North East Independent School District/TX GO
5.00%, 08/01/24 (PSF)	515	593,401
5.25%, 02/01/24 (PSF)	100	113,718
North Texas Municipal Water District RB
5.00%, 06/01/24	135	154,592
5.50%, 06/01/24	50	58,021
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/24	275	317,834
North Texas Tollway Authority RB, Series A, 5.00%, 01/01/24	365	409,756
Northside Independent School District GO
5.00%, 08/01/24 (PSF)	275	317,251
5.00%, 08/15/24 (PSF)	75	86,648
Series A, 5.00%, 08/15/24 (PSF)	165	190,624
Northwest Independent School District GO, Series A, 5.00%, 02/15/24 (PSF)	95	107,549
Pasadena Independent School District GO, 5.00%, 02/15/24 (PSF)	150	169,724

Security	Par (000)	Value

Texas (continued)
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/24	$110	$126,356
Series B, 5.00%, 07/01/24	250	287,172
Pflugerville Independent School District GO, 5.00%, 02/15/24 (PSF)	225	254,990
Rockwall Independent School District GO, Series A, 0.00%, 02/15/24 (PSF)(a)	35	34,478
Round Rock Independent School District GO, 5.00%, 08/01/24 (PSF)	165	190,350
San Antonio Independent School District/TX GO, 5.00%, 02/15/24 (PSF)	405	458,497
San Antonio Water System RB
Series A, 5.00%, 05/15/24	390	444,833
Series B, 5.00%, 05/15/24	120	136,872
Spring Branch Independent School District GO, 5.00%, 02/01/24 (PSF)	370	418,667
Spring Independent School District GO, 5.00%, 08/15/24 (PSF)	580	669,248
State of Texas GO
5.00%, 04/01/24	225	256,222
Series A, 5.00%, 10/01/24	740	858,681
Series A, 5.00%, 10/01/39 (PR 10/01/24)	1,000	1,161,476
Series B-1, 5.00%, 08/01/24	80	92,263
Series D, 5.00%, 05/15/24	425	486,281
Tarrant Regional Water District RB, Series A, 5.00%, 03/01/24	250	284,056
Texas A&M University RB
Series C, 5.00%, 05/15/24	375	429,071
Series E, 4.00%, 05/15/24	25	27,850
Series E, 5.00%, 05/15/24	315	360,420
Texas Public Finance Authority RB, 5.00%, 02/01/24	210	237,004
Texas State University System RB, Series A, 5.00%, 03/15/24	300	340,565
Texas Transportation Commission State Highway Fund RB
First Series, 5.00%, 10/01/24	395	458,789
Series A, 5.00%, 04/01/24	615	700,919
Series A, 5.00%, 10/01/24	145	168,416
Texas Water Development Board RB
5.00%, 04/15/24	405	462,163
5.00%, 08/01/24	390	450,057
5.00%, 10/15/24	110	127,904
Series A, 5.00%, 10/15/24	195	226,739
Series B, 5.00%, 04/15/24	50	57,057
Tyler Independent School District GO, 5.00%, 02/15/24 (PSF)	30	33,936
United Independent School District/TX GO, 5.00%, 08/15/24 (PSF)	20	23,070
University of Houston RB, Series A, 5.00%, 02/15/24	400	452,359
University of North Texas System RB, Series A, 5.00%, 04/15/24	45	51,166
University of Texas System (The) RB
Series C, 5.00%, 08/15/24	125	144,190
Series D, 5.00%, 08/15/24	120	138,423
Series E, 5.00%, 08/15/24	175	201,866
Series H, 5.00%, 08/15/24	210	242,240
Ysleta Independent School District GO, 5.00%, 08/15/24 (PSF)	90	103,625

		27,969,012

Utah — 1.0%
City of Ogden City UT Sewer & Water Revenue RB, 5.00%, 06/15/24	50	57,154
Metropolitan Water District of Salt Lake & Sandy RB, Series A, 5.00%, 07/01/24	25	28,709

68	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
Nebo School District GO, Series C, 4.00%, 07/01/24 (GTD)	$100	$111,726
State of Utah GO
5.00%, 07/01/24	400	460,433
Series B, 5.00%, 07/01/24	270	310,792
University of Utah (The) RB
Series A, 5.00%, 08/01/24	290	334,556
Series A, 5.00%, 08/01/24 (SAP)	275	317,251
Series B, 5.00%, 08/01/24	120	138,437
Utah State Building Ownership Authority RB, 5.00%, 05/15/24	175	199,719
Utah Transit Authority RB, Series A, 5.00%, 06/15/24	335	384,058

		2,342,835

Vermont — 0.1%
State of Vermont GO, Series A, 5.00%, 02/15/24	165	186,894

Virginia — 5.0%
City of Alexandria VA GO
Series C, 5.00%, 07/01/24 (SAW)	260	299,015
Series C, 5.00%, 07/15/24 (SAW)	100	115,172
City of Chesapeake VA GO, Series C, 5.00%, 12/01/24	150	175,049
City of Newport News VA GO, Serise A, 5.00%, 08/01/24	100	115,329
City of Norfolk VA GO
Series A, 5.00%, 09/01/35 (PR 09/01/24) (SAW)	150	173,631
Series A, 5.00%, 09/01/37 (PR 09/01/24) (SAW)	600	694,526
City of Norfolk VA Water Revenue RB, 5.00%, 11/01/24	230	268,045
City of Richmond VA GO
Series B, 5.00%, 07/15/24	205	236,246
Series B, 5.00%, 07/15/24 (SAW)	225	259,294
City of Virginia Beach VA GO, Series B, 5.00%, 09/15/24 (SAW)	425	492,200
Commonwealth of Virginia GO
Series B, 5.00%, 06/01/24	50	57,356
Series B, 5.00%, 06/01/24 (SAW)	100	114,712
County of Arlington VA GO
5.00%, 08/15/24	125	144,501
Serise A, 5.00%, 08/15/24	50	57,801
County of Fairfax VA GO
Series A, 4.00%, 10/01/24 (SAW)	250	281,528
Series A, 5.00%, 10/01/24 (SAW)	525	610,367
Series B, 5.00%, 04/01/24 (SAW)	500	570,324
Series B, 5.00%, 10/01/24 (SAW)	120	139,512
County of Henrico VA GO
5.00%, 08/01/24 (SAW)	50	57,664
Series A, 5.00%, 08/01/24	100	115,259
Series B, 5.00%, 08/01/24 (SAW)	205	236,280
Serise A, 5.00%, 08/01/24 (SAW)	245	282,556
Fairfax County Water Authority RB, 5.00%, 04/01/24	75	85,454
Hampton Roads Sanitation District RB
Series A, 5.00%, 07/01/24	150	172,508
Series A, 5.00%, 08/01/24	95	109,596
Virginia College Building Authority RB
5.00%, 02/01/24	100	113,006
Series A, 4.00%, 02/01/28 (PR 02/01/24)	250	275,961
Series A, 5.00%, 09/01/24	570	658,579
Series A, 5.00%, 09/01/24 (SAW)	50	57,770
Series B, 5.00%, 09/01/24	100	115,540
Series D, 5.00%, 02/01/24 (NPFGC)	215	242,963
Series E-1, 5.00%, 02/01/24	230	259,914
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/24	145	164,741
5.00%, 05/15/24	150	171,530

Security	Par (000)	Value

Virginia (continued)
5.00%, 09/15/24	$470	$544,143
Serise C, 5.00%, 05/15/24	100	114,354
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/24	560	645,646
Series C, 5.00%, 08/01/24	140	161,411
Virginia Public School Authority RB
5.00%, 02/01/24	75	84,843
5.00%, 08/01/24 (SAW)	130	149,928
Series B, 5.00%, 08/01/24	120	138,395
Series B, 5.00%, 08/01/24 (SAW)	315	363,286
Series C, 5.00%, 08/01/24 (SAW)	275	317,154
Virginia Resources Authority RB
5.00%, 11/01/24	205	238,524
5.00%, 11/01/24 (MORAL OBLG)	105	121,851
Series A, 5.00%, 11/01/24	255	296,987
Series D, 5.00%, 11/01/24	145	168,875

		11,269,326

Washington — 5.1%
Cascade Water Alliance RB, 5.00%, 01/01/24	90	101,394
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/24	315	366,388
City of Bellevue WA GOL, 5.00%, 12/01/24	150	174,991
City of Marysville WA Water & Sewer Revenue RB, 5.00%, 04/01/24	40	45,438
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 04/01/24	350	398,129
City of Seattle WA GOL
4.00%, 05/01/24	45	50,015
Series A, 5.00%, 06/01/24	100	114,479
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/24	30	34,662
Series B, 5.00%, 04/01/24	50	56,876
Series C, 5.00%, 09/01/24	330	381,282
Series C, 5.00%, 10/01/24	75	86,917
City of Seattle WA Water System Revenue RB, 5.00%, 08/01/24	170	195,820
Clark & Skamania Counties School District No. 112-6 Washougal GO, 5.00%, 12/01/24 (GTD)	25	29,146
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/24	110	123,581
Clark County School District No. 37 Vancouver GO, Series C, 5.00%, 12/01/24 (GTD)	100	116,700
County of King WA GOL
5.00%, 07/01/24	125	143,586
Series C, 5.00%, 12/01/24	35	40,831
Series E, 5.00%, 12/01/24	25	29,165
Serise E, 5.00%, 06/01/24	125	143,140
County of King WA Sewer Revenue RB
Series B, 5.00%, 07/01/24	120	137,802
Serise B, 5.00%, 07/01/24	255	292,829
County of Pierce WA GO, Serise A, 5.00%, 08/01/24	150	172,520
Energy Northwest RB
5.00%, 07/01/24	135	155,165
Series A, 4.00%, 07/01/24	160	178,869
Series A, 5.00%, 07/01/24	750	862,030
King County Rural Library District GO, 4.00%, 12/01/24	50	56,516
King County School District No. 210 Federal Way GO, 4.00%, 12/01/24 (GTD)	80	90,548
King County School District No. 403 Renton GO, 4.00%, 12/01/24 (GTD)	100	113,032

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
King County School District No. 405 Bellevue GO, 5.00%, 12/01/24 (GTD)	$35	$40,804
King County School District No. 411 Issaquah GO, 5.00%, 12/01/24 (GTD)	175	204,156
King County School District No. 414 Lake Washington GO, 5.00%, 12/01/24 (GTD)	105	122,453
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/24 (GTD)	260	303,116
Pierce County School District No. 320 Sumner GO, 5.00%, 12/01/24 (GTD)	20	23,317
Pierce County School District No. 83 University Place GO, 5.00%, 12/01/24 (GTD)	100	116,583
Port of Seattle WA GOL, 5.00%, 06/01/24	400	458,050
Port of Seattle WA RB, Series B, 5.00%, 03/01/24	40	45,170
Port of Tacoma WA RB, Series A, 5.00%, 12/01/24	85	98,766
Snohomish County School District No. 103 Monroe GO, 5.00%, 12/01/24 (GTD)	215	250,236
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/24 (GTD)	150	174,874
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/24 (GTD)	100	116,311
Snohomish County School District No. 6 Mukilteo GO, 5.00%, 12/01/24 (GTD)	85	99,095
Spokane & Whitman Counties School District No. 360 Cheney GO, 5.00%, 12/01/24 (GTD)	125	145,729
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/24 (GTD)	255	297,385
State of Washington COP
Series A, 5.00%, 07/01/24	120	137,761
Series B, 5.00%, 07/01/24	385	441,983
State of Washington GO
Series 03-C, 0.00%, 06/01/24 (NPFGC)(a)	25	24,620
Series 2016-A, 5.00%, 07/01/24	105	120,720
Series A-1, 5.00%, 08/01/24	135	155,694
Series B, 5.00%, 07/01/24	895	1,028,995
Series C, 0.00%, 06/01/24 (AMBAC)(a)	100	98,480
Series C, 5.00%, 02/01/24	90	101,811
Series D, 5.00%, 02/01/24	140	158,373
Series E, 0.00%, 12/01/24(a)	60	58,770
Series R, 5.00%, 07/01/24	25	28,743
Series R-2018C, 5.00%, 08/01/24	500	576,644
Series R-2018D, 5.00%, 08/01/24	90	103,796
Serise R-2015E, 5.00%, 07/01/24	100	114,971
Serise R-F, 5.00%, 07/01/24	100	114,971
Tacoma Metropolitan Park District GO, 5.00%, 12/01/24	375	437,186
University of Washington RB
Serise A, 5.00%, 12/01/24	170	198,522
Serise C, 5.00%, 12/01/24	110	128,455
Washington State University RB
5.00%, 04/01/24	170	192,581
5.00%, 10/01/24	80	92,269
Whatcom County School District No. 503 Blaine GO, 5.00%, 12/01/24 (GTD)	25	29,146

		11,532,387

West Virginia — 0.7%
State of West Virginia GO
Series A, 0.00%, 11/01/24 (NPFGC)(a)	125	122,797

Security	Par/ Shares (000)	Value

West Virginia (continued)
Series A, 5.00%, 06/01/24	$400	$457,651
Series A, 5.00%, 12/01/24	25	29,126
Series B, 5.00%, 06/01/24	40	45,765
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/24	355	409,491
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/24	220	252,037
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/24	265	303,951

		1,620,818

Wisconsin — 1.9%
City of Madison WI GO, Series A, 4.00%, 10/01/24	165	185,988
Milwaukee County Metropolitan Sewer District GO, Series A, 5.00%, 10/01/24	35	40,626
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
5.00%, 06/01/26 (PR 06/01/24)	60	68,665
Series 1, 5.00%, 06/01/24	85	97,275
State of Wisconsin Environmental Improvement Fund Revenue RB
Series A, 5.00%, 06/01/24	240	275,069
Serise A, 5.00%, 06/01/24	280	320,914
State of Wisconsin GO
Series 1, 5.00%, 11/01/24	120	139,531
Series 2, 5.00%, 11/01/24	720	837,184
Series A, 5.00%, 05/01/24	425	485,154
Serise C, 5.00%, 05/01/24	150	171,231
State of Wisconsin RB, Series A, 5.00%, 05/01/24	625	712,656
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/24	60	68,880
Series 2, 5.00%, 07/01/24	640	734,898
Series A, 5.00%, 07/01/24	95	109,061

		4,247,132

Total Municipal Debt Obligations — 98.8% (Cost: $216,369,513)		221,616,684

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Liquidity Funds: MuniCash, 0.01%(c)(d)	84	84,062

Total Short-Term Investments — 0.0% (Cost: $84,037)		84,062

Total Investments in Securities — 98.8% (Cost: $216,453,550)		221,700,746

Other Assets, Less Liabilities — 1.2%		2,634,008

Net Assets — 100.0%		$224,334,754

(a)	Zero-coupon bond.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

70	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2024 Term Muni Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$187,418	$—	$(103,767	)(a)	$404	$7	$84,062	84	$37	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$221,616,684	$—	$221,616,684
Money Market Funds	84,062	—	—	84,062

	$84,062	$221,616,684	$—	$221,700,746

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) April 30, 2021	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.7%
Alabama Federal Aid Highway Finance Authority RB, Series A, 5.00%, 09/01/25	$305	$364,975
Alabama Public School & College Authority RB, Series B, 5.00%, 05/01/25	300	355,100
City of Huntsville AL GOL
5.00%, 05/01/25	105	124,193
Series E, 5.00%, 11/01/25	115	138,315
University of Alabama (The) RB, Series B, 5.00%, 07/01/25	70	83,170

		1,065,753

Alaska — 0.2%
City of Anchorage AK Water Revenue RB, Series B, 5.00%, 05/01/25	85	99,982
Municipality of Anchorage AK GO
Series C, 5.00%, 09/01/25	25	29,845
Series D, 5.00%, 09/01/25	30	35,814
State of Alaska GO, Series B, 5.00%, 08/01/25	160	190,632

		356,273

Arizona — 2.5%
Arizona State University RB
Series A, 5.00%, 07/01/25	80	95,161
Series B, 5.00%, 07/01/25	70	83,266
Arizona Transportation Board RB, Series E, 5.00%, 07/01/25	245	291,431
City of Phoenix AZ GO, 5.00%, 07/01/25	470	559,072
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/25	365	433,808
Series A, 5.00%, 07/01/25	575	683,788
Series D, 5.00%, 07/01/25	145	171,820
County of Pima AZ GOL, 4.00%, 07/01/25	120	137,530
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/25	100	118,724
Maricopa County Community College District GO, 5.00%, 07/01/25	305	361,414
Maricopa County High School District No. 210-Phoenix GO, 5.00%, 07/01/25	60	71,453
Maricopa County Unified School District No. 48 Scottsdale GO, Series A, 5.00%, 07/01/25	15	17,856
Salt River Project Agricultural Improvement & Power District RB, Series A, 5.00%, 01/01/25	335	392,103
State of Arizona Lottery Revenue RB, 5.00%, 07/01/25	200	237,721
University of Arizona (The) RB, 4.00%, 06/01/25	130	149,065

		3,804,212

California — 15.2%
Bay Area Toll Authority RB, 5.00%, 04/01/25	115	135,341
Beverly Hills Unified School District CA GO, 0.00%, 08/01/25(a)	50	48,995
California Educational Facilities Authority RB, Series A, 5.00%, 10/01/25	65	78,210
California Infrastructure & Economic Development Bank RB
4.00%, 08/01/25	100	113,996
5.00%, 10/01/25	190	228,729
California State Public Works Board RB
4.00%, 10/01/25	100	115,584
5.00%, 09/01/25	180	215,309
5.00%, 11/01/25	250	300,685
5.00%, 12/01/25	280	337,678
Series A, 5.00%, 06/01/25	50	59,308
Series B, 5.00%, 04/01/25	25	29,486
Series B, 5.00%, 10/01/25	75	89,960

Security	Par (000)	Value

California (continued)
Series C, 5.00%, 11/01/25	$60	$72,164
Series D, 5.00%, 04/01/25	200	235,888
Series D, 5.00%, 06/01/25	100	118,616
California State University RB
Series A, 4.00%, 11/01/25	25	29,091
Series A, 5.00%, 11/01/25	545	658,467
Campbell Union High School District GO, Series B, 5.00%, 08/01/25	70	83,892
Carmel Unified School District Go, 4.00%, 08/01/25	100	115,633
City & County of San Francisco CA GO, Series R1, 5.00%, 06/15/25	500	596,344
City of Los Angeles CA GO, 5.00%, 09/01/25	100	119,950
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/25	200	237,859
Series B, 5.00%, 06/01/25	235	278,748
City of Los Angeles Department of Airports RB
Series B, 5.00%, 05/15/25	110	130,328
Series C, 5.00%, 05/15/25	120	142,176
City of Redding CA Electric System Revenue RB, 5.00%, 06/01/25	100	118,393
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/25	470	565,520
Coast Community College District GO, 5.00%, 08/01/25	50	59,876
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/25	70	82,266
County of Monterey CA COP, 5.00%, 10/01/25	260	312,491
East Bay Municipal Utility District Water System Revenue RB
Series A, 4.00%, 06/01/25	230	264,334
Series B, 5.00%, 06/01/25	210	249,845
Eastern Municipal Water District RB, Series A, 5.00%, 07/01/25	30	35,795
El Camino Community College District Foundation/The, 5.00%, 08/01/25	15	17,942
Escondido Union High School District GO, Series A, 0.00%, 08/01/25 (AGC)(a)	60	58,250
Foothill-De Anza Community College District GO, Series B, 0.00%, 08/01/25 (NPFGC)(a)	100	97,206
Imperial Irrigation District Electric System Revenue RB, 5.00%, 11/01/25	100	120,175
Long Beach Unified School District GO, 5.00%, 08/01/25	100	119,752
Los Angeles Community College District/CA GO, Series C, 5.00%, 08/01/25	165	197,745
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/25	435	519,486
Series A, 5.00%, 06/01/25	310	369,035
Series A, 5.00%, 07/01/25	110	131,450
Los Angeles County Sanitation Districts Financing Authority RB, 5.00%, 10/01/25	165	198,713
Los Angeles Department of Water & Power Power System Revenue RB, 5.00%, 07/01/25	120	143,125
Los Angeles Department of Water & Power RB, Series A, 5.00%, 07/01/25	75	89,453
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/25	15	17,891
Series C, 5.00%, 07/01/25	100	119,271
Los Angeles Department of Water RB
5.00%, 07/01/25	100	119,454
Series B, 5.00%, 07/01/25	25	29,864

72	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Los Angeles Unified School District/CA GO
5.00%, 07/01/25	$365	$435,173
Series A, 5.00%, 07/01/25	835	995,533
Los Rios Community College District GO, 5.00%, 08/01/25	95	113,764
Manhattan Beach Unified School District GO, 0.00%, 09/01/25 (NPFGC)(a)	120	116,486
Metropolitan Water District of Southern California RB
2.50%, 07/01/25	315	341,438
5.00%, 07/01/25	175	208,530
Series K, 5.00%, 07/01/25	235	279,858
Mount San Antonio Community College District GO, Series A, 0.00%, 08/01/25(a)	100	96,919
Newport Mesa Unified School District GO, 0.00%, 08/01/25 (NPFGC)(a)	180	175,787
Oak Grove School District GO, Series A, 0.00%, 08/01/25(a)	25	24,220
Orange County Water District RB, Series C, 5.00%, 08/15/25	150	179,866
Palo Alto Unified School District GO, 0.00%, 08/01/25(a)	560	547,356
Palomar Community College District GO, Series B, 0.00%, 08/01/25(a)	325	315,387
Pasadena Area Community College District GO, Series A, 5.00%, 08/01/25	30	35,827
Riverside Community College District GO, Series D, 0.00%, 08/01/25(a)	105	101,507
Sacramento City Financing Authority RB, 5.25%, 12/01/25 (AMBAC)	25	30,560
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 08/01/25	50	59,759
5.00%, 12/01/25	135	163,150
Sacramento Municipal Utility District RB
5.00%, 07/01/25	200	238,542
Series E, 5.00%, 08/15/25	210	251,118
San Diego Community College District GO, 5.00%, 08/01/25	160	191,154
San Diego County Regional Transportation Commission RB, Series A, 5.00%, 04/01/25	140	165,661
San Diego Unified School District/CA GO
Series C-2, 5.50%, 07/01/25 (AGM)	135	163,552
Series D-1, 5.50%, 07/01/25 (NPFGC)	140	169,610
Series J-2, 4.00%, 07/01/25	135	155,204
Series J-2, 5.00%, 07/01/25	80	95,271
San Francisco Bay Area Rapid Transit District GO, 5.00%, 08/01/25	50	59,782
San Francisco City & County Airport Commission San Francisco International Airport RB, 5.00%, 05/01/25	245	289,998
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series A, 4.00%, 10/01/25	105	121,413
Series A, 5.00%, 10/01/25	105	125,994
San Jose Unified School District GO, Series C, 0.00%, 08/01/25 (NPFGC)(a)	170	164,832
San Mateo County Community College District GO
Series A, 0.00%, 09/01/25 (NPFGC)(a)	100	97,617
Series B, 0.00%, 09/01/25 (NPFGC)(a)	220	214,758
San Mateo Union High School District GO, 0.00%, 09/01/25 (NPFGC)(a)	300	291,591
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/25	490	582,973
Sequoia Union High School District GO, 5.00%, 07/01/25	150	179,250
State of California Department of Water Resources RB
5.00%, 12/01/25	460	556,850
Series AW, 5.00%, 12/01/25	100	121,054

Security	Par (000)	Value

California (continued)
Series AX, 5.00%, 12/01/25	$195	$236,056
State of California GO
4.00%, 03/01/25	20	22,836
4.00%, 09/01/25	200	231,509
4.00%, 10/01/25	65	75,408
5.00%, 03/01/25	115	135,681
5.00%, 04/01/25	245	289,906
5.00%, 08/01/25	570	682,317
5.00%, 09/01/25	795	954,358
5.00%, 10/01/25	665	800,551
5.00%, 11/01/25	475	573,421
Series A, 5.00%, 08/01/25	410	490,790
Series B, 5.00%, 09/01/25	135	162,061
University of California RB
5.00%, 05/15/25	145	172,502
Series A, 5.00%, 05/15/25	135	160,605
Series AY, 5.00%, 05/15/25	130	154,657
Series I, 5.00%, 05/15/25	400	474,982
Upper Santa Clara Valley Joint Powers Authority RB, Series A, 5.00%, 08/01/25	85	101,666

		22,786,419

Colorado — 0.7%
Board of Governors of Colorado State University System RB, Series C, 2.50%, 03/01/25	25	26,901
Board of Water Commissioners City & County of Denver (The) RB, Series A, 4.00%, 09/15/25	30	34,720
City & County of Denver Co. Airport System Revenue RB, Series A, 5.00%, 11/15/25	160	192,280
County of Adams Co. COP, 5.00%, 12/01/25	85	102,210
Denver City & County School District No. 1 COP, Series A, 5.00%, 12/01/25	25	30,024
Denver City & County School District No. 1 GO
5.00%, 12/01/25 (SAW)	125	150,686
Series A, 5.50%, 12/01/25 (SAW)	85	104,389
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/25 (NPFGC)(a)	150	144,607
State of Colorado COP
Series K, 5.00%, 03/15/25	125	146,730
Series L, 5.00%, 03/15/25	25	29,346
University of Colorado RB, Series A, 5.00%, 06/01/25 (NPFGC)	115	136,614

		1,098,507

Connecticut — 1.8%
State of Connecticut Clean Water Fund - State Revolving Fund RB, 5.00%, 02/01/25	100	117,472
State of Connecticut GO
4.00%, 06/01/25	150	171,604
Series A, 5.00%, 04/15/25	170	200,842
Series B, 5.00%, 05/15/25	210	248,809
Series B, 5.00%, 06/15/25	100	118,817
Series C, 5.00%, 06/15/25	195	231,692
Series E, 5.00%, 09/15/25	195	233,643
Series F, 5.00%, 11/15/25	300	361,423
State of Connecticut Special Tax Revenue RB
5.00%, 01/01/25	185	216,166
Series A, 5.00%, 08/01/25	30	35,757
Series A, 5.00%, 09/01/25	250	298,803
Series B, 5.00%, 08/01/25	160	190,707

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Series B, 5.00%, 10/01/25	$170	$203,743

		2,629,478

Delaware — 0.6%
City of Wilmington DE GO, 5.00%, 12/01/25	15	18,113
Delaware Transportation Authority RB, 5.00%, 07/01/25	400	476,536
State of Delaware GO
5.00%, 03/01/25	100	117,816
5.00%, 10/01/25	100	120,189
Series 2009C, 5.00%, 10/01/25	90	108,170
Series A, 5.00%, 02/01/25	100	117,471

		958,295

District of Columbia — 1.7%
District of Columbia, Series C, 5.00%, 05/01/25	100	118,454
District of Columbia GO
Series A, 5.00%, 06/01/25	210	249,846
Series B, 5.00%, 06/01/25	300	356,922
Series D, 5.00%, 06/01/25	165	196,307
Series E, 5.00%, 06/01/25	165	196,307
District of Columbia RB
Series A, 5.00%, 12/01/25	60	72,481
Series C, 5.00%, 10/01/25	490	588,687
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/25	250	300,351
Series B, 5.00%, 10/01/25	200	240,475
Washington Metropolitan Area Transit Authority RB, Series A1, 5.00%, 07/01/25	225	266,719

		2,586,549

Florida — 3.5%
Central Florida Expressway Authority RB, 5.00%, 07/01/25	140	166,213
County of Miami-Dade FL Aviation Revenue RB
5.00%, 10/01/25	100	119,269
Series B, 5.00%, 10/01/25	125	149,087
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/25	490	586,548
County of Seminole FL Sales Tax Revenue RB, Series B, 5.25%, 10/01/25 (NPFGC)	60	72,563
Florida Department of Environmental Protection RB
5.00%, 07/01/25	330	392,239
Series A, 5.00%, 07/01/25	130	154,518
Florida Department of Management Services COP, 5.00%, 08/01/25	230	273,286
Florida State Development Commission/Everglades Parkway RB, Series A, 5.00%, 07/01/25	60	70,826
Hillsborough County School Board COP, Series A, 5.00%, 07/01/25	180	212,560
Orange County School Board COP, 5.00%, 08/01/25	50	59,526
Palm Beach County School District COP, Series B, 5.00%, 08/01/25	165	196,206
School Board of Miami-Dade County (The) COP, Series A, 5.00%, 05/01/25	210	246,924
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/25	240	282,025
School District of Broward County/FL COP
Series A, 5.00%, 07/01/25	120	141,544
Series C, 5.00%, 07/01/25	140	165,134
School District of Broward County/FL GO, 5.00%, 07/01/25	150	178,496
State of Florida Department of Transportation RB, 5.00%, 07/01/25	230	273,274

Security	Par (000)	Value

Florida (continued)
State of Florida Department of Transportation Turnpike System Revenue RB, Series A, 5.00%, 07/01/25	$195	$232,222
State of Florida GO
Series A, 5.00%, 06/01/25	205	243,622
Series A, 5.00%, 07/01/25	50	59,590
Series B, 5.00%, 06/01/25	140	166,376
Series B, 5.00%, 07/01/25	10	11,918
Series C, 5.00%, 06/01/25	280	332,751
Series D, 5.00%, 06/01/25	85	101,014
State of Florida Lottery Revenue RB, Series B, 5.00%, 07/01/25	85	101,303
Tampa Bay Water RB, Series C, 5.00%, 10/01/25	85	101,872
Volusia County School Board COP, Series A, 5.00%, 08/01/25 (BAM)	60	71,627

		5,162,533

Georgia — 2.0%
City of Atlanta GA Water & Wastewater Revenue RB
5.75%, 11/01/25 (AGM)	195	241,523
Series B, 5.00%, 11/01/25	195	235,017
Forsyth County School District GO, 5.00%, 02/01/25	25	29,368
Gwinnett County School District GO, 5.00%, 02/01/25	120	140,966
Metropolitan Atlanta Rapid Transit Authority RB
5.25%, 07/01/25 (NPFGC)	100	119,981
Series A, 4.00%, 07/01/25	160	183,731
Private Colleges & Universities Authority RB
5.00%, 09/01/25	115	137,340
Series B, 5.00%, 10/01/25	390	467,034
State of Georgia GO
5.00%, 07/01/25	125	149,032
Series A, 5.00%, 02/01/25	435	511,179
Series A, 5.00%, 07/01/25	85	101,342
Series A1, 5.00%, 02/01/25	85	99,885
Series A-1, 5.00%, 02/01/25	85	99,885
Series C1, 4.00%, 01/01/25	150	170,293
Series C1, 4.00%, 07/01/25	105	120,855
Series E, 5.00%, 12/01/25	100	120,953

		2,928,384

Hawaii — 1.6%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/25	250	297,151
Series B, 5.00%, 07/01/25	65	77,318
City & County of Honolulu HI GO
Series A, 5.00%, 10/01/25	160	192,069
Series B, 5.00%, 09/01/25	225	269,351
Series C, 5.00%, 10/01/25	65	78,028
Series E, 5.00%, 09/01/25	125	149,639
County of Hawaii HI GO, Series D, 5.00%, 09/01/25	170	202,541
State of Hawaii GO
Series EZ, 5.00%, 10/01/25	335	401,819
Series FE, 5.00%, 10/01/25	130	155,930
Series FK, 5.00%, 05/01/25	100	118,279
Series FN, 5.00%, 10/01/25	225	269,879
Series FT, 5.00%, 01/01/25	25	29,232
State of Hawaii State Highway Fund RB, Series A, 4.00%, 01/01/25	75	84,678
University of Hawaii RB, Series B, 5.00%, 10/01/25	45	53,932

		2,379,846

Idaho — 0.2%
Idaho Housing & Finance Association RB, 5.00%, 07/15/25	290	343,678

74	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois — 2.1%
Chicago O’Hare International Airport RB
5.00%, 01/01/25	$300	$349,466
Series C, 5.00%, 01/01/25	115	133,962
Series F, 5.00%, 01/01/25	150	174,733
Illinois Finance Authority RB
4.00%, 07/01/25	390	447,495
5.00%, 07/01/25	205	243,664
5.00%, 12/01/25	230	277,379
State of Illinois GO
5.00%, 01/01/25	155	178,544
5.00%, 02/01/25	75	86,618
5.00%, 10/01/25	100	117,716
5.50%, 05/01/25	210	248,426
Series A, 5.00%, 03/01/25	155	179,474
Series D, 5.00%, 11/01/25	560	652,781

		3,090,258

Indiana — 1.0%
City of Indianapolis Department of Public Utilities Water System Revenue RB, 5.00%, 10/01/25	230	274,763
Indiana Finance Authority RB
5.00%, 02/01/25	205	240,900
Series B, 5.00%, 02/01/25	90	105,761
Series C, 5.00%, 12/01/25	255	307,786
Indianapolis Local Public Improvement Bond Bank RB, 5.00%, 01/01/25	75	87,396
Purdue University COP, Series A, 5.00%, 07/01/25	115	137,215
Purdue University RB
5.00%, 07/01/25	160	190,907
Series A, 5.25%, 07/01/25	165	198,576

		1,543,304

Iowa — 0.2%
State of Iowa GO, 5.00%, 06/15/25	150	177,752
State of Iowa RB, Series A, 5.00%, 06/01/25	135	159,771

		337,523

Kansas — 0.6%
Johnson County Public Building Commission RB, Series A, 5.00%, 09/01/25	190	227,814
Johnson County Unified School District No. 512 Shawnee Mission GO, Series B, 5.00%, 10/01/25	175	210,245
Sedgwick County Unified School District No. 265 Goddard GO, Series B, 5.00%, 10/01/25	20	23,960
State of Kansas Department of Transportation RB
5.00%, 09/01/25	230	274,681
Series A, 5.00%, 09/01/25	140	167,197

		903,897

Louisiana — 0.5%
State of Louisiana GO
Series A, 5.00%, 09/01/25	200	239,328
Series B, 5.00%, 05/01/25	25	29,581
Series B, 5.00%, 08/01/25	315	374,429
State of Louisiana RB, 5.00%, 09/01/25	80	95,389

		738,727

Maine — 0.7%
Maine Governmental Facilities Authority RB, 5.00%, 10/01/25	105	125,638
Maine Municipal Bond Bank RB
5.00%, 11/01/25	200	240,845
Series A, 5.00%, 09/01/25	165	195,806
Series B, 5.00%, 11/01/25	85	102,359

Security	Par (000)	Value

Maine (continued)
State of Maine GO, Series B, 5.00%, 06/01/25	$285	$337,929

		1,002,577

Maryland — 4.5%
City of Baltimore MD RB
5.00%, 07/01/25	175	207,855
Series A, 5.00%, 07/01/25	90	106,974
County of Anne Arundel MD GOL, 5.00%, 10/01/25	570	685,076
County of Baltimore MD GO, 5.00%, 03/01/25	400	470,928
County of Charles MD GO, 5.00%, 10/01/25	10	12,019
County of Frederick MD GO, 5.00%, 08/01/25	300	358,554
County of Howard MD GO
5.00%, 08/15/25	140	167,544
Series A, 5.00%, 02/15/25	240	282,310
County of Montgomery MD COP, Series B, 5.00%, 04/01/25	100	118,072
County of Montgomery MD GO
Series C, 5.00%, 10/01/25	100	120,189
Series D, 4.00%, 11/01/25	490	568,758
County of Prince George’s MD GOL
Series A, 5.00%, 07/15/25	220	262,541
Series B, 5.00%, 07/15/25	45	53,702
State of Maryland Department of Transportation RB
4.00%, 09/01/25	185	213,283
5.00%, 09/01/25	295	353,430
5.00%, 10/01/25	160	192,224
5.00%, 12/01/25	85	102,295
State of Maryland GO
Second Series, 5.00%, 08/01/25	305	364,245
Series A, 5.00%, 03/15/25	125	147,363
Series A, 5.00%, 08/01/25	310	370,217
Series B, 4.00%, 08/01/25	210	241,964
Series B, 5.00%, 08/01/25	545	650,864
Washington Suburban Sanitary Commission GO
4.00%, 06/01/25 (GTD)	65	74,646
5.00%, 06/01/25 (GTD)	350	416,096
Washington Suburban Sanitary Commission RB, 5.00%, 06/01/25 (GTD)	180	213,992

		6,755,141

Massachusetts — 3.5%
Commonwealth of Massachusetts GO, 5.00%, 01/01/25	205	239,862
Commonwealth of Massachusetts GOL
Series A, 5.00%, 07/01/25	195	232,133
Series B, 5.00%, 04/01/25	75	88,522
Series B, 5.00%, 07/01/25	190	226,181
Series B, 5.25%, 09/01/25 (AGM)	375	452,934
Series C, 5.00%, 08/01/25	230	274,569
Series C, 5.00%, 09/01/25	135	161,610
Series C, 5.00%, 10/01/25	285	342,123
Series D, 5.00%, 07/01/25	175	208,325
Series E, 5.00%, 11/01/25 (AMBAC)	90	108,336
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/25	165	195,791
Massachusetts Bay Transportation Authority RB, Series A, 5.00%, 07/01/25	480	571,391
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/25	620	741,011
Series 22, 5.00%, 08/01/25	70	83,663
Massachusetts Development Finance Agency RB
Series A, 5.00%, 07/15/25	185	220,944
Series A, 5.00%, 10/15/25	250	301,105

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts School Building Authority RB
5.00%, 01/15/25	$100	$117,125
5.00%, 02/15/25	150	176,196
Series C, 5.00%, 08/15/25	250	298,715
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/25	75	87,665
Massachusetts Water Resources Authority RB
5.00%, 08/01/25	85	101,392
Series B, 5.25%, 08/01/25 (AGM)	15	18,050
Series C, 5.00%, 08/01/25	10	11,929
University of Massachusetts Building Authority RB, 5.00%, 11/01/25	25	30,130

		5,289,702

Michigan — 1.1%
Michigan Finance Authority RB
Series A, 5.00%, 12/01/25	70	84,138
Series B, 5.00%, 10/01/25	260	312,365
Michigan State Building Authority RB, Series I, 5.00%, 04/15/25	370	436,807
State of Michigan GO
Series A, 5.00%, 05/01/25	65	76,938
Series B, 4.00%, 11/01/25	120	139,113
State of Michigan RB, 5.00%, 03/15/25	255	300,082
University of Michigan RB, Series A, 5.00%, 04/01/25	210	248,221
Wayne County Airport Authority RB, Series A, 5.00%, 12/01/25 .	25	29,836

		1,627,500

Minnesota — 1.2%
City of Minneapolis MN GO, 4.00%, 12/01/25	150	174,336
County of Hennepin MN GO, Series A, 5.00%, 12/01/25	250	302,003
Metropolitan Council GO, Series A, 5.00%, 03/01/25	65	76,580
Minneapolis-St Paul Metropolitan Airports Commission RB
Series A, 5.00%, 01/01/25	65	75,769
Series C, 5.00%, 01/01/25	125	145,859
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/25	110	129,551
Southern Minnesota Municipal Power Agency RB, Series A, 0.00%, 01/01/25 (NPFGC)(a)	55	53,261
State of Minnesota GO
Series A, 5.00%, 08/01/25	220	263,145
Series A, 5.00%, 10/01/25	25	30,071
Series B, 5.00%, 10/01/25	75	90,215
Series D, 5.00%, 08/01/25	165	197,359
Series E, 5.00%, 10/01/25	100	120,286
University of Minnesota RB, Series B, 5.00%, 10/01/25	150	180,283

		1,838,718

Mississippi — 0.3%
State of Mississippi GO
Series B, 5.00%, 12/01/25	75	90,411
Series C, 5.00%, 10/01/25	340	407,652

		498,063

Missouri — 0.5%
Metropolitan St Louis Sewer District RB, Series B, 5.00%, 05/01/25	85	100,723
Missouri Highway & Transportation Commission RB, 5.00%, 05/01/25	310	366,395
Missouri State Board of Public Buildings RB, Series A, 5.00%, 04/01/25	240	283,168

		750,286

Security	Par (000)	Value

Nebraska — 0.4%
Nebraska Public Power District RB
Series A, 5.00%, 01/01/25	$185	$216,019
Series C, 5.00%, 01/01/25	125	145,958
Omaha Public Facilities Corp. RB, Series A, 5.00%, 06/01/25	50	59,041
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/25	25	29,195
Omaha Public Power District RB, Series A, 5.00%, 02/01/25	180	210,861

		661,074

Nevada — 1.8%
Clark County School District GOL, Series A, 5.00%, 06/15/25	365	430,239
Clark County Water Reclamation District GOL, 5.00%, 07/01/25	370	440,120
County of Clark Department of Aviation RB, 5.00%, 07/01/25	215	255,354
County of Clark NV GOL
5.00%, 11/01/25	170	204,046
Series A, 5.00%, 06/01/25	45	53,277
Series A, 5.00%, 11/01/25	145	174,039
Series B, 5.00%, 06/01/25	50	59,197
Series B, 5.00%, 12/01/25	95	114,330
County of Clark NV RB
5.00%, 07/01/25	95	112,961
Series B, 5.00%, 07/01/25	110	130,796
State of Nevada GOL
5.00%, 05/01/25	135	159,206
Series A, 5.00%, 05/01/25	70	82,551
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/25	295	355,768
Washoe County School District/NV GOL
Series A, 5.00%, 06/01/25	105	124,313
Series C, 5.00%, 10/01/25	40	47,882

		2,744,079

New Hampshire — 0.4%
City of Manchester NH GO, 4.00%, 06/15/25	250	285,856
New Hampshire Municipal Bond Bank RB, Series A, 5.00%, 08/15/25	75	89,509
State of New Hampshire GO, Series B, 5.00%, 12/01/25	175	211,314

		586,679

New Jersey — 2.4%
County of Monmouth NJ GO, 5.00%, 07/15/25	170	202,716
Monmouth County Improvement Authority (The) RB
5.00%, 02/15/25 (GTD)	100	117,629
5.00%, 12/01/25 (GTD)	250	302,130
New Jersey Economic Development Authority RB
Series A, 4.13%, 06/15/25	80	91,276
Series B, 4.00%, 11/01/25 (SAP)	400	458,504
Series D, 5.00%, 06/15/25	30	35,289
New Jersey Educational Facilities Authority RB
5.00%, 07/01/25	175	209,045
Series D, 5.00%, 07/01/25	410	489,763
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/25	30	35,322
Series A, 5.00%, 06/15/25	25	29,407
Series A, 5.75%, 06/15/25 (NPFGC)	65	78,707
New Jersey Turnpike Authority RB
Series B, 5.00%, 01/01/25	115	133,780
Series C-2, 5.50%, 01/01/25 (AMBAC)	365	431,214

76	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
State of New Jersey GO
5.00%, 06/01/25	$505	$596,314
Series A, 5.00%, 06/01/25	315	371,959

		3,583,055

New Mexico — 0.3%
New Mexico Finance Authority RB, Series A, 5.00%, 06/15/25	110	130,649
Santa Fe Public School District GO, 5.00%, 08/01/25 (SAW)	85	101,392
State of New Mexico GO, 5.00%, 03/01/25	185	217,572
State of New Mexico Severance Tax Permanent Fund RB, Series D, 5.00%, 07/01/25	50	59,430

		509,043

New York — 10.0%
City of New York NY GO
5.00%, 08/01/25	410	486,972
Series 1, 5.00%, 08/01/25	425	504,788
Series A, 5.00%, 08/01/25	355	421,647
Series C, 4.00%, 08/01/25	160	183,334
Series C, 5.00%, 08/01/25	750	890,803
Series E, 5.00%, 08/01/25	100	118,774
County of Monroe NY GOL, 5.00%, 06/01/25 (AGM)	25	29,498
Hudson Yards Infrastructure Corp. RB, 4.00%, 02/15/25	100	113,187
Metropolitan Transportation Authority RB
5.00%, 11/15/25	70	84,053
Series A, 5.00%, 11/15/25	105	126,080
Series B, 5.00%, 11/15/25	445	533,034
Series B2, 5.00%, 11/15/25	215	258,163
Series C-1, 5.00%, 11/15/25	65	77,859
Series F, 5.00%, 11/15/25	230	275,501
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/25 (SAW)	100	119,035
Series S-2A, 5.00%, 07/15/25 (SAW)	105	124,987
Series S-3, 5.00%, 07/15/25 (SAW)	340	404,719
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 05/01/25	100	114,236
5.00%, 02/01/25	50	58,593
5.00%, 08/01/25	275	327,777
5.00%, 11/01/25	145	174,254
Series A-1, 5.00%, 08/01/25	10	11,919
Series B-1, 5.00%, 08/01/25	250	297,979
Series C, 5.00%, 11/01/25	455	546,797
New York City Water & Sewer System RB
4.00%, 06/15/25	125	143,645
5.00%, 06/15/25	335	398,640
Series FF, 4.00%, 06/15/25	50	57,458
Series GG, 5.00%, 06/15/25	250	297,493
New York State Dormitory Authority RB
4.00%, 02/15/25	100	113,572
5.00%, 03/15/25	250	294,145
5.00%, 10/01/25	105	126,352
Series 1, 5.00%, 03/15/25	210	247,259
Series A, 5.00%, 02/15/25	355	416,492
Series A, 5.00%, 03/15/25	450	529,755
Series A, 5.00%, 07/01/25	230	269,956
Series B, 5.00%, 02/15/25	365	428,225
Series B, 5.50%, 03/15/25 (AMBAC)	160	190,841
Series D, 5.00%, 02/15/25	410	481,020
Series E, 5.00%, 02/15/25	35	41,063

Security	Par (000)	Value

New York (continued)
Series E, 5.00%, 03/15/25	$410	$482,617
New York State Environmental Facilities Corp. RB
Series A, 4.00%, 06/15/25	65	74,839
Series B, 5.00%, 06/15/25	200	238,447
Series D, 5.00%, 03/15/25	125	147,733
New York State Thruway Authority RB
5.00%, 01/01/25	210	244,460
Series L, 5.00%, 01/01/25	150	174,614
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/25	1,115	1,311,884
Series C, 5.00%, 03/15/25	65	76,478
Port Authority of New York & New Jersey RB
Series 189, 5.00%, 05/01/25	120	141,569
Series 205, 5.00%, 11/15/25	245	294,185
State of New York GO, 5.00%, 03/01/25	515	607,613
Triborough Bridge & Tunnel Authority RB
Series A, 5.00%, 11/15/25	155	186,581
Series B, 5.00%, 11/15/25	335	403,255
Series C-1, 5.00%, 11/15/25	200	240,749

		14,944,929

North Carolina — 2.7%
City of Charlotte NC COP
5.00%, 12/01/25	50	60,249
Series B, 5.00%, 06/01/25	50	59,264
City of Charlotte NC GO, Series A, 5.00%, 07/01/25	50	59,613
City of Charlotte NC Water & Sewer System RB, 5.00%, 07/01/25	155	184,799
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/25	155	184,799
City of Raleigh NC GO, Series A, 5.00%, 09/01/25	220	263,679
County of Buncombe NC, 5.00%, 06/01/25	120	142,340
County of Durham NC GO, 5.00%, 10/01/25	250	300,594
County of Forsyth NC GO
5.00%, 07/01/25	55	65,574
5.00%, 12/01/25	200	241,805
County of Guilford NC GO, 5.00%, 03/01/25	350	412,354
County of Iredell NC RB, 5.00%, 12/01/25	25	30,087
County of Johnston NC GO, 4.00%, 02/01/25	140	158,863
County of Mecklenburg NC GO, 5.00%, 03/01/25	110	129,643
County of New Hanover NC GO, 5.00%, 08/01/25	100	119,518
County of Wake NC GO
Series A, 5.00%, 03/01/25	175	206,177
Series C, 5.00%, 03/01/25	170	200,286
County of Wake NC RB, 5.00%, 08/01/25	120	143,198
State of North Carolina GO
5.00%, 06/01/25	160	190,144
Series A, 5.00%, 06/01/25	145	172,318
Series B, 5.00%, 06/01/25	455	540,720
State of North Carolina RB, 5.00%, 03/01/25	115	135,152

		4,001,176

Ohio — 3.1%
City of Cincinnati OH GO, Series A, 4.00%, 12/01/25	150	173,744
City of Cleveland OH GO, 5.00%, 12/01/25	110	132,106
City of Columbus OH GO
5.00%, 04/01/25	175	206,776
Series 1, 5.00%, 07/01/25	435	518,432
Series A, 4.00%, 04/01/25	90	102,849
City of Columbus OH GOL, Series B, 4.00%, 07/01/25	25	28,764

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Cleveland Department of Public Utilities Division of Water RB, 5.00%, 01/01/25	$200	$234,091
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/25	130	154,201
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/25	115	136,962
Ohio State University (The) RB, 5.00%, 12/01/25	250	302,256
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/25	130	157,042
Series 2015-A, 5.00%, 12/01/25	355	428,845
Series B, 5.00%, 12/01/25	35	42,280
State of Ohio GO
5.00%, 08/01/25	100	119,425
5.00%, 09/01/25	115	137,723
Series A, 5.00%, 06/15/25	250	297,267
Series A, 5.00%, 09/01/25	65	77,843
Series B, 5.00%, 08/01/25	330	393,794
Series B, 5.00%, 09/01/25	185	221,554
Series B, 5.00%, 09/15/25	175	209,848
Series S, 5.00%, 05/01/25	50	59,205
Series V, 5.00%, 05/01/25	130	153,933
State of Ohio RB
5.00%, 04/01/25	100	117,730
Series A, 5.00%, 02/01/25	35	40,972
Series C, 5.00%, 12/01/25	115	138,400

		4,586,042

Oklahoma — 0.6%
City of Oklahoma City OK GO, 5.00%, 03/01/25	95	111,925
Grand River Dam Authority RB
Series A, 4.00%, 06/01/25	35	39,904
Series A, 5.00%, 06/01/25	150	177,390
Oklahoma Capitol Improvement Authority RB, Series A, 4.00%, 07/01/25	110	125,629
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/25	125	148,632
Oklahoma Turnpike Authority RB, Series E, 5.00%, 01/01/25	110	128,356
Oklahoma Water Resources Board RB, 5.00%, 04/01/25 (OK CERF)	100	117,987

		849,823

Oregon — 0.9%
City of Eugene OR Electric Utility System Revenue RB, Series A, 5.00%, 08/01/25	15	17,858
City of Portland OR Sewer System Revenue RB, Series A, 5.00%, 06/15/25	145	172,349
Multnomah County School District No. 1 Portland/OR GO
5.00%, 06/15/25 (GTD)	100	118,817
Series B, 5.00%, 06/15/25 (GTD)	150	178,225
Portland Community College District GO, 5.00%, 06/15/25	280	332,560
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/25	125	150,531
Series C, 5.00%, 11/15/25	100	120,424
State of Oregon GO
5.00%, 05/01/25	35	41,459
Series H, 5.00%, 08/01/25	115	137,446
Series L, 5.00%, 08/01/25	50	59,759

		1,329,428

Pennsylvania — 2.9%
City of Philadelphia PA GO, Series A, 5.00%, 08/01/25	255	302,401

Security	Par (000)	Value

Pennsylvania (continued)
City of Philadelphia PA Water & Wastewater Revenue RB
5.00%, 10/01/25	$520	$623,719
Series B, 5.00%, 11/01/25	100	120,274
Commonwealth of Pennsylvania GO
5.00%, 09/15/25 (AGM)	20	24,002
First Series, 5.00%, 01/01/25	230	268,838
First Series, 5.00%, 02/01/25 (AGM)	205	240,817
First Series, 5.00%, 08/15/25	360	429,811
First Series, 5.00%, 09/15/25	400	478,884
Second Series, 5.00%, 09/15/25	330	395,079
Series D, 5.00%, 08/15/25	100	119,392
County of Bucks PA GO, 5.00%, 06/01/25	45	53,377
Delaware County Authority RB, 5.00%, 12/01/25	60	71,817
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/25	100	118,587
Delaware River Port Authority RB, Series B, 5.00%, 01/01/25	220	256,537
Pennsylvania State University (The) RB, 5.25%, 08/15/25	70	84,283
Pennsylvania Turnpike Commission RB
Series A, 5.00%, 12/01/25	270	326,164
Series A2, 5.00%, 12/01/25	220	265,763
Series B, 5.00%, 06/01/25	85	98,985

		4,278,730

Rhode Island — 0.4%
Rhode Island Commerce Corp. RB, Series B, 5.00%, 06/15/25	195	230,815
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, Series B, 5.00%, 10/01/25	110	132,101
State of Rhode Island GO
5.00%, 01/15/25	150	175,869
Series A, 5.00%, 08/01/25	80	95,577

		634,362

South Carolina — 0.4%
City of Columbia SC Waterworks & Sewer System Revenue RB, Series B, 5.00%, 02/01/25	265	310,542
County of Charleston SC GO, 5.00%, 11/01/25 (SAW)	50	60,261
Fort Mill School District No. 4 GO, Series A, 5.00%, 03/01/25	100	117,648
State of South Carolina GO, 5.00%, 04/01/25	125	147,697

		636,148

Tennessee — 2.2%
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/25	50	60,249
City of Memphis TN Sanitary Sewerage System Revenue RB, 5.00%, 10/01/25	200	239,892
County of Blount TN GO, 5.00%, 06/01/25	260	307,823
County of Hamilton TN GO
4.00%, 03/01/25	300	341,803
5.00%, 04/01/25	150	177,172
County of Montgomery TN GO, 5.00%, 04/01/25	130	153,327
County of Shelby TN GO
5.00%, 04/01/25	250	295,073
Series A, 5.00%, 04/01/25	135	159,339
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 01/01/25	300	350,778
5.00%, 07/01/25	225	267,641
Series A, 5.00%, 07/01/25	130	154,637
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, Series B, 5.00%, 07/01/25	105	124,899
State of Tennessee GO, Series A, 5.00%, 08/01/25	170	203,260

78	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/25 (NPFGC)	$190	$228,427
Series B, 5.00%, 11/01/25	205	246,460

		3,310,780

Texas — 10.6%
Aldine Independent School District GOL, 5.00%, 02/15/25	125	146,676
Alvin Independent School District/TX GO, 5.00%, 02/15/25 (PSF)	230	269,883
Arlington Independent School District/TX GO
5.00%, 02/15/25 (PSF)	35	41,127
Series B, 5.00%, 02/15/25 (PSF)	100	117,505
Austin Independent School District GO
5.00%, 08/01/25 (PSF)	150	179,067
Series B, 5.00%, 08/01/25 (PSF)	150	179,067
Birdville Independent School District GO, Series B, 5.00%, 02/15/25 (PSF)	80	93,839
Central Texas Regional Mobility Authority RB, 5.00%, 01/01/25.	115	133,099
City of Arlington TX GOL, 5.00%, 08/15/25	85	101,563
City of Austin TX GOL, 5.00%, 09/01/25	125	149,699
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/25	50	60,212
City of Austin/TX GOL, 5.00%, 09/01/25	235	281,434
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/25	165	197,671
Series A, 5.00%, 10/01/25	100	119,801
City of Frisco TX GOL, 5.00%, 02/15/25	90	105,681
City of Houston TX Airport System Revenue RB, Series D, 5.00%, 07/01/25	65	77,023
City of Houston TX Combined Utility System Revenue RB
Series A, 0.00%, 12/01/25 (AGM)(a)	20	19,295
Series B, 5.00%, 11/15/25	115	138,488
Series D, 5.00%, 11/15/25	120	144,509
City of McKinney TX Waterworks & Sewer System Revenue RB, 5.00%, 03/15/25	15	17,645
City of Plano TX GOL
5.00%, 09/01/25	170	203,348
Series A, 5.00%, 09/01/25	80	95,693
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/25	510	597,231
5.00%, 02/01/25 (ETM)	50	58,472
City of San Antonio TX GOL, 5.00%, 08/01/25	365	435,049
Clear Creek Independent School District GO, 5.00%, 02/15/25 (PSF)	120	140,907
County of Bexar TX GOL, 5.00%, 06/15/25	50	59,341
County of Denton TX GOL, 5.00%, 05/15/25	75	88,761
County of Fort Bend TX GO, Series A, 5.00%, 03/01/25	100	117,315
County of Harris TX GOL, Series B, 5.00%, 10/01/25	275	329,985
County of Harris TX RB
5.00%, 08/15/25	150	179,088
Series A, 5.00%, 08/15/25	235	280,571
County of Montgomery TX GO, Series A, 5.00%, 03/01/25	100	117,523
Cypress-Fairbanks Independent School District GO, 5.00%, 02/15/25 (PSF)	185	217,309
Dallas Area Rapid Transit RB, 5.00%, 12/01/25	140	168,627
Dallas Independent School District GO, Series A, 5.00%, 02/15/25 (PSF)	325	381,624
Denton Independent School District GO, 5.00%, 08/15/25 (PSF)	130	155,087
Fort Worth Independent School District GO, 5.00%, 02/15/25 (PSF)	395	463,821

Security	Par (000)	Value

Texas (continued)
Frisco Independent School District GO, Series A, 5.00%, 08/15/25 (PSF)	$300	$358,599
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/25 (PSF)(a)	200	194,989
Judson Independent School District GO, 5.00%, 02/01/25 (PSF)	115	134,764
Katy Independent School District GO
Series A, 5.00%, 02/15/25 (PSF)	105	123,381
Series D, 5.00%, 02/15/25 (PSF)	35	41,127
Keller Independent School District/TX GO, Series A, 5.00%, 02/15/25 (PSF)	105	123,207
Killeen Independent School District GO, 5.00%, 02/15/25 (PSF)	65	76,325
Klein Independent School District GO, Series A, 5.00%, 08/01/25 (PSF)	40	47,751
Leander Independent School District GO
0.00%, 08/15/25 (PSF)(a)	20	19,499
Series A, 5.00%, 08/15/25 (PSF)	125	149,181
Series B, 0.00%, 08/15/25(a)	100	97,080
Lewisville Independent School District GO
5.00%, 08/15/25 (PSF)	85	101,603
Series B, 5.00%, 08/15/25	130	155,271
Lone Star College System GOL, Series B, 5.00%, 02/15/25	270	317,042
Lower Colorado River Authority RB
5.00%, 05/15/25	65	76,469
Series D, 5.00%, 05/15/25	130	152,825
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Series B, 5.00%, 11/01/25	50	60,162
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue RB, 5.00%, 11/01/25	120	144,388
North East Independent School District/TX GO, 5.00%, 08/01/25 (PSF)	305	363,676
North Texas Municipal Water District RB, 5.00%, 06/01/25	200	236,123
North Texas Municipal Water District Upper East Fork Wastewater Interceptor Sys, 5.00%, 06/01/25	15	17,792
North Texas Tollway Authority RB, Series A, 5.00%, 01/01/25	155	179,883
Northside Independent School District GO, Series A, 5.00%, 08/15/25 (PSF)	65	77,696
Northwest Independent School District, 5.00%, 02/15/28 (PR 02/15/25)	45	52,889
Northwest Independent School District GO, Series B, 5.00%, 02/15/25 (PSF)	40	46,969
Permanent University Fund - Texas A&M University System RB, Series A, 5.00%, 07/01/25	175	208,325
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/25	215	255,550
Series B, 5.00%, 07/01/25	115	136,742
Round Rock Independent School District GO
5.00%, 08/01/25 (PSF)	30	35,813
Series A, 5.00%, 08/01/25 (PSF)	120	143,253
San Antonio Independent School District/TX GO
5.00%, 02/15/25 (PSF)	235	275,847
5.00%, 08/15/25 (PSF)	170	202,967
San Antonio Water System RB
Series A, 5.00%, 05/15/25	125	147,495
Series C, 5.00%, 05/15/25	70	82,597
Spring Independent School District GO, 5.00%, 08/15/25 (PSF)	130	155,270
State of Texas GO 5.00%, 04/01/25	215	253,671

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
5.00%, 08/01/25	$140	$167,064
5.00%, 10/01/25	55	65,997
Series A, 5.00%, 04/01/25	55	64,893
Series A, 5.00%, 08/01/25	130	155,131
Tarrant Regional Water District Water Supply System Revenue RB, 5.00%, 03/01/25	135	159,221
Texas A&M University RB, Series C, 5.00%, 05/15/25	75	88,893
Texas State University System RB, 5.00%, 03/15/25	275	323,270
Texas Tech University System, 5.00%, 02/15/25	190	223,104
Texas Transportation Commission State Highway Fund RB
5.25%, 04/01/25	185	220,546
Series A, 5.00%, 10/01/25	680	817,946
Texas Water Development Board RB
Series A, 5.00%, 04/15/25	125	147,948
Series A, 5.00%, 10/15/25	200	240,785
Series B, 5.00%, 04/15/25	175	207,127
Series B, 5.00%, 10/15/25	205	246,805
Tyler Independent School District GO, 5.00%, 02/15/25 (PSF)	175	205,130
University of North Texas System RB, Series A, 5.00%, 04/15/25	50	58,899
University of Texas System (The) RB
5.00%, 08/15/25	145	173,186
Series C, 5.00%, 08/15/25	200	238,878
Series E, 5.00%, 08/15/25	115	137,355
Series H, 5.00%, 08/15/25	60	71,663

		15,923,098

Utah — 0.7%
Davis School District GO, Series B, 5.00%, 06/01/25	40	47,464
Ogden City School District GO, 5.00%, 06/15/25 (GTD)	110	130,649
State of Utah GO, 5.00%, 07/01/25	285	340,053
University of Utah (The) RB
Series A, 4.00%, 08/01/25	75	86,279
Series A, 5.00%, 08/01/25	110	131,162
Series B1, 5.00%, 08/01/25 (SAP)	25	29,810
Utah State Building Ownership Authority RB, 5.00%, 05/15/25	60	70,929
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/25	175	205,301

		1,041,647

Vermont — 0.1%
University of Vermont & State Agricultural College RB, 5.00%, 10/01/25	40	47,727
Vermont Municipal Bond Bank RB, Series 5, 5.00%, 12/01/25	115	138,922

		186,649

Virginia — 4.3%
City of Alexandria VA GO, Series D, 5.00%, 07/01/25 (SAW)	140	166,852
City of Charlottesville VA GO, 4.00%, 07/15/25 (SAW)	125	144,025
City of Norfolk VA GO, Series A, 5.00%, 10/01/25	145	174,203
City of Norfolk VA Water Revenue RB, Series B, 5.00%, 11/01/25	125	150,838
City of Richmond VA GO, Series B, 5.00%, 07/15/25 (SAW)	35	41,800
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/25	100	117,287
City of Virginia Beach VA Water & Sewer System Revenue RB, 5.00%, 10/01/25	100	120,043
Commonwealth of Virginia GO, Series B, 5.00%, 06/01/25	75	89,163
County of Arlington VA GO
Series A, 5.00%, 08/01/25 (SAW)	50	59,829
Series B, 5.00%, 08/15/25	75	89,862
County of Chesterfield VA Water & Sewer Revenue RB, 5.00%, 11/01/25	200	241,043

Security	Par (000)	Value

Virginia (continued)
County of Fairfax VA GO, Series A, 5.00%, 10/01/25 (SAW)	$110	$132,476
County of Henrico VA GO
5.00%, 07/15/25	50	59,622
Series A, 5.00%, 08/01/25 (SAW)	500	597,356
Hampton Roads Sanitation District RB, Series A, 4.00%, 08/01/25	45	51,891
Loudoun County Sanitation Authority RB, 5.00%, 01/01/25	35	41,008
Virginia Beach Development Authority RB, 5.00%, 04/01/25	150	176,596
Virginia College Building Authority RB
Series A, 5.00%, 02/01/25	40	46,907
Series A, 5.00%, 02/01/28 (PR 02/01/25)	125	146,689
Series A, 5.00%, 02/01/30 (PR 02/01/25)	300	352,054
Series B, 5.00%, 09/01/25	150	179,425
Series E, 5.00%, 02/01/25	410	480,796
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/25	205	241,588
5.00%, 05/15/25	30	35,557
5.00%, 09/15/25	110	131,852
Series A, 5.00%, 05/15/25	255	302,237
Virginia Public Building Authority RB
5.00%, 08/01/25	140	167,129
Series A, 5.00%, 08/01/25	140	167,129
Series B, 5.00%, 08/01/25	405	483,481
Virginia Public School Authority RB
5.00%, 03/01/25 (SAW)	240	282,657
5.00%, 08/01/25 (SAW)	50	59,712
Series B, 5.00%, 08/01/25	150	179,207
Series C, 5.00%, 08/01/25	110	131,418
Virginia Resources Authority RB
5.00%, 11/01/25	410	491,970
Series C, 5.00%, 11/01/25	10	12,057
Series D, 4.00%, 11/01/25	30	34,837

		6,380,596

Washington — 5.6%
Central Puget Sound Regional Transit Authority RB
5.00%, 11/01/25	150	180,189
Series S-1, 5.00%, 11/01/25	100	120,373
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 07/01/25	90	107,056
City of Seattle WA GOL
5.00%, 06/01/25	125	148,270
5.00%, 12/01/25	135	162,809
City of Seattle WA Municipal Light & Power Revenue RB
Series B, 5.00%, 04/01/25	65	76,636
Series C, 5.00%, 09/01/25	215	257,073
City of Seattle WA Water System Revenue RB
5.00%, 05/01/25	300	354,838
5.00%, 08/01/25	225	268,391
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/25	75	87,605
City of Vancouver WA GOL, Series B, 5.00%, 12/01/25	130	156,779
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/25	185	215,739
Clark County School District No. 114 Evergreen GO, 5.00%, 12/01/25	210	253,259
Clark County School District No. 122 Ridgefield GO, 5.00%, 12/01/25	55	66,191
County of King WA GOL, 5.00%, 12/01/25	115	138,689
County of King WA Sewer Revenue, 5.00%, 01/01/25	200	233,852
County of Kitsap WA GOL, 5.00%, 06/01/25	40	47,447
County of Pierce WA GO, 5.00%, 08/01/25	100	118,959

80	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
County of Pierce WA GOL, Series A, 5.00%, 07/01/25	$40	$47,453
County of Spokane WA GOL, Series B, 5.00%, 12/01/25	95	114,426
Energy Northwest RB
Series A, 5.00%, 07/01/25	435	517,439
Series C, 5.00%, 07/01/25	480	570,967
King County School District No. 405 Bellevue GO, 5.00%, 12/01/25 (GTD)	75	90,412
Kitsap County School District No. 401 Central Kitsap GO, 5.00%, 12/01/25	130	156,125
Pierce County School District No 10 Tacoma GO, 5.00%, 12/01/25	180	217,079
Pierce County School District No 402 Franklin Pierce GO, 5.00%, 12/01/25	105	126,365
Port of Seattle WA RB, 4.00%, 02/01/25	70	78,791
Port of Tacoma WA RB, Series A, 4.00%, 12/01/25	115	132,640
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/25	110	132,659
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/25	50	60,048
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/25	50	60,249
State of Washington COP
5.00%, 01/01/25	175	204,342
5.00%, 07/01/25 (ST INTERCEPT)	105	124,708
Series C, 5.00%, 07/01/25	45	53,446
State of Washington GO
5.00%, 02/01/25	175	205,432
Series A, 5.00%, 08/01/25	130	155,252
Series A-1, 5.00%, 08/01/25	120	143,309
Series B, 5.00%, 06/01/25	135	160,313
Series B, 5.00%, 08/01/25	80	95,540
Series D, 5.00%, 02/01/25	35	41,086
Series D, 5.00%, 06/01/25	750	890,627
Series F, 0.00%, 12/01/25 (AMBAC)(a)	240	232,065
Series R-2018C, 5.00%, 08/01/25	110	131,367
Series R-2018D, 5.00%, 08/01/25	250	298,561
University of Washington RB
5.00%, 04/01/25	110	129,973
Series B, 4.00%, 06/01/25	160	183,534

		8,348,363

Security	Par/ Shares (000)	Value

West Virginia — 0.6%
State of West Virginia GO, Series A, 5.00%, 06/01/25	$405	$480,034
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/25	140	166,799
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/25	170	201,444

		848,277

Wisconsin — 1.4%
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/25	360	427,662
State of Wisconsin GO
Series 2, 4.00%, 11/01/25	120	139,055
Series 2, 5.00%, 11/01/25	280	336,906
Series A, 5.00%, 05/01/25	245	289,891
Series B, 5.00%, 05/01/25	250	295,808
State of Wisconsin RB, Series A, 5.00%, 05/01/25	85	100,241
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/25	155	184,092
Series 2, 5.00%, 07/01/25	240	285,046

		2,058,701

Total Municipal Debt Obligations — 98.7% (Cost: $ 144,898,369)		147,918,302

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Liquidity Funds: MuniCash, 0.01%(b)(c)	288	287,787

Total Short-Term Investments — 0.2% (Cost: $ 287,762)		287,787

Total Investments in Securities — 98.9% (Cost: $ 145,186,131)		148,206,089

Other Assets, Less Liabilities — 1.1%		1,683,645

Net Assets — 100.0%		$149,889,734

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$133,561	$153,491	(a)	$—	$722	$13	$287,787	288	$28	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2025 Term Muni Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$147,918,302	$—	$147,918,302
Money Market Funds	287,787	—	—	287,787

	$287,787	$147,918,302	$—	$148,206,089

See notes to financial statements.

82	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.4%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/26	$100	$123,354
Series B, 5.00%, 09/01/26	205	252,876
Alabama Highway Finance Corp., 5.00%, 08/01/26	90	110,644
Alabama Public School and College Authority RB
Series B, 5.00%, 01/01/26 (Call 07/01/24)	215	246,822
Series C, 5.00%, 06/01/26 (Call 12/01/24)	150	174,875
State of Alabama GO
5.00%, 11/01/26 (Call 02/01/26)	100	120,772
Series C, 5.00%, 08/01/27 (Call 08/01/26)	210	257,007
University of Alabama (The) RB, Series C, 5.00%, 07/01/26	110	134,902

		1,421,252

Arizona — 2.2%
Arizona Department of Transportation State Highway Fund Revenue RB, 5.00%, 07/01/26	215	264,041
Arizona State University RB
Series A, 5.00%, 07/01/26	25	30,631
Series B, 5.00%, 07/01/29 (Call 07/01/26)	100	121,520
Arizona Transportation Board RB, Series A, 5.00%, 07/01/26	170	208,291
City of Phoenix AZ GO
4.00%, 07/01/26	65	76,522
5.00%, 07/01/26	185	227,198
5.00%, 07/01/27 (Call 07/01/26)	110	134,651
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/29 (Call 07/01/26)	175	212,726
5.00%, 07/01/30 (Call 07/01/26)	200	242,663
5.50%, 07/01/26 (NPFGC)	40	49,223
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/26	100	122,810
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/26	140	169,292
Series A, 5.00%, 01/01/26	145	175,338
State of Arizona Lottery Revenue RB, 5.00%, 07/01/26	100	122,695
University of Arizona (The) RB, Series A, 4.00%, 06/01/28 (Call 06/01/26)	50	58,172

		2,215,773

Arkansas — 0.0%
State of Arkansas GO, 5.00%, 10/01/26 (Call 10/01/24)	20	23,100

California — 16.1%
Alvord Unified School District GO, Series B, 0.00%, 08/01/26 (AGM)(a)	55	52,406
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/27 (PR 10/01/26)	100	124,283
5.00%, 10/01/28 (Call 04/01/26)	40	48,558
California State Public Works Board RB
5.00%, 04/01/29 (Call 10/01/26)	125	154,264
Series B, 5.00%, 04/01/26	50	60,914
Series B, 5.00%, 10/01/26 (Call 10/01/24)	105	121,104
Series C, 5.00%, 11/01/27 (Call 11/01/26)	70	86,635
Series D, 4.00%, 04/01/28 (Call 10/01/26)	250	293,362
California State University RB
Series A, 5.00%, 11/01/26	320	397,416
Series A, 5.00%, 11/01/26 (Call 11/01/25)	125	150,466
Series A, 5.00%, 11/01/28 (Call 05/01/26)	105	127,440
Carlsbad Unified School District GO, 5.00%, 08/01/27 (Call 08/01/26)	80	98,677
City of Los Angeles Department of Airports RB, 5.00%, 05/15/26	75	91,797

Security	Par (000)	Value

California (continued)
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/27 (Call 11/01/26)	$210	$259,777
5.00%, 11/01/28 (Call 11/01/26)	90	111,114
5.00%, 11/01/29 (Call 11/01/26)	285	351,168
Series D, 5.00%, 11/01/26	100	123,825
Contra Costa Water District RB, Series U, 5.00%, 10/01/26	50	62,158
East Bay Municipal Utility District Water System Revenue RB, 5.00%, 06/01/26	150	184,435
East Side Union High School District GO, 5.00%, 08/01/28 (Call 08/01/26)	200	244,601
El Camino Community College District GO, Series C, 0.00%, 08/01/26(a)	50	47,791
Escondido Union High School District GO, Series A, 0.00%, 08/01/26 (AGC)(a)	40	38,233
Evergreen School District GO, 0.00%, 08/01/26 (AGC)(a)	80	76,346
Folsom Cordova Unified School District School Facilities Improvement Dist No. 4 GO, Series A, 0.00%, 10/01/26 (NPFGC)(a)	100	94,571
Grossmont Union High School District GO, 0.00%, 08/01/26 (AGM)(a)	90	86,159
Long Beach Unified School District GO, 5.00%, 08/01/27 (Call 08/01/26)	175	216,572
Los Angeles Community College District/CA GO
Series C, 5.00%, 06/01/26	75	92,175
Series G, 5.00%, 08/01/26 (PR 08/01/24)	70	80,826
Series I, 4.00%, 08/01/26	100	118,347
Series I, 4.00%, 08/01/29 (Call 08/01/26)	70	82,540
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/26	170	209,655
5.00%, 07/01/26 (Call 07/01/25)	140	167,108
5.00%, 06/01/27 (Call 06/01/26)	100	122,787
Series A, 5.00%, 06/01/28 (Call 06/01/26)	120	147,209
Series A, 5.00%, 06/01/30 (Call 06/01/26)	100	122,393
Los Angeles County Public Works Financing Authority RB
Series A, 5.00%, 12/01/26 (Call 12/01/24)	70	81,391
Series S, 5.00%, 10/01/29 (Call 10/01/26)	300	368,619
Los Angeles Department of Water & Power RB, Series A, 5.00%, 07/01/26	210	258,744
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/26	105	129,372
Series B, 5.00%, 07/01/26 (Call 06/01/26)	30	36,819
Los Angeles Department of Water RB
5.00%, 07/01/26	150	185,163
Series A, 5.00%, 07/01/26 (Call 07/01/24)	20	23,008
Series A, 5.00%, 07/01/29 (Call 01/01/26)	130	156,799
Los Angeles Unified School District/CA GO
5.00%, 07/01/28 (Call 07/01/26)	100	122,753
Series A, 5.00%, 07/01/26	290	356,814
Series C, 5.00%, 07/01/26	100	123,039
Series C, 5.00%, 07/01/26 (Call 07/01/24)	195	223,728
Series D, 5.00%, 07/01/26 (Call 07/01/24)	160	183,572
Metropolitan Water District of Southern California RB
Series A, 2.50%, 07/01/26	210	229,525
Series A, 5.00%, 07/01/26	135	166,180
Newport Mesa Unified School District GO, 0.00%, 08/01/26 (NPFGC)(a)	115	110,726
Ohlone Community College District GO
4.00%, 08/01/30 (Call 08/01/26)	115	133,690
Series C, 4.00%, 08/01/29 (Call 08/01/26)	65	75,801

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Palo Alto Unified School District GO, 0.00%, 08/01/26(a)	$70	$67,539
Palos Verdes Peninsula Unified School District GO, 0.00%, 11/01/26 (NPFGC)(a)	165	157,017
Pasadena Area Community College District GO, Series A, 4.00%, 08/01/29 (Call 08/01/26)	100	116,338
Rancho Water District Financing Authority RB, Series B, 5.00%, 08/01/28 (Call 08/01/26)	25	30,929
Sacramento County Sanitation Districts Financing Authority RB, 5.00%, 08/01/26 (Call 08/01/25)	80	95,391
San Diego Community College District GO, 4.00%, 08/01/28 (Call 08/01/26)	100	117,315
San Diego County Regional Transportation Commission RB, Series A, 5.00%, 04/01/29 (Call 04/01/26)	185	224,479
San Diego County Water Authority RB, 5.00%, 05/01/26 (Call 05/01/25)	100	118,454
San Diego Unified School District/CA GO
5.50%, 07/01/26 (AGM)	135	169,774
Series A, 0.00%, 07/01/26(a)	20	19,262
Series A, 0.00%, 07/01/26 (ETM)(a)	30	28,745
Series R-5, 4.00%, 07/01/29 (Call 07/01/26)	215	250,406
Series R-5, 5.00%, 07/01/26	95	117,051
San Francisco Bay Area Rapid Transit District GO
4.00%, 08/01/26	55	65,028
5.00%, 08/01/26	125	154,255
Series D, 5.00%, 08/01/26 (Call 08/01/25)	60	71,683
San Francisco City & County Airport Commission San Francisco International Airport RB, Series A, 5.00%, 05/01/26	130	158,929
San Jose Evergreen Community College District GO, Series A, 5.00%, 09/01/26 (PR 09/01/24)	100	115,863
San Mateo County Community College District GO
Series A, 0.00%, 09/01/26 (NPFGC)(a)	250	240,559
Series B, 0.00%, 09/01/26 (NPFGC)(a)	95	91,412
Santa Barbara Community College District GO
5.00%, 08/01/27 (Call 08/01/26)	100	123,580
5.00%, 08/01/28 (Call 08/01/26)	120	148,296
5.00%, 08/01/29 (Call 08/01/26)	50	61,585
Santa Clara County Financing Authority RB, 5.00%, 05/01/26	150	182,883
Santa Clara Unified School District GO, 5.00%, 07/01/26 (Call 07/01/24)	90	103,413
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/26	95	116,809
Santa Clara Valley Water District COP, Series A, 5.00%, 02/01/29 (Call 02/01/26)	70	84,287
Santa Monica-Malibu Unified School District GO, Series D, 4.00%, 08/01/26 (Call 08/01/25)	40	46,189
Southern California Public Power Authority RB, Series C, 5.00%, 07/01/26 (Call 01/01/25)	50	58,443
State of California Department of Water Resources RB
5.00%, 12/01/29 (Call 12/01/26)	110	136,528
Series AS, 5.00%, 12/01/26 (Call 12/01/24)	200	233,244
Series AV, 5.00%, 12/01/26 (Call 06/01/26)	50	61,422
Series AW, 5.00%, 12/01/27 (Call 12/01/26)	135	168,312
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	155	192,765
State of California GO
4.00%, 04/01/26	100	117,356
4.00%, 09/01/27 (Call 09/01/26)	125	147,169
4.00%, 08/01/28 (Call 08/01/26)	80	93,807
5.00%, 08/01/26	185	228,406
5.00%, 08/01/26 (Call 08/01/25)	160	191,303
5.00%, 10/01/26	285	353,611

Security	Par (000)	Value

California (continued)
5.00%, 11/01/26	$140	$174,127
5.00%, 08/01/28 (Call 08/01/26)	190	233,362
5.00%, 09/01/28 (Call 09/01/26)	580	714,083
5.00%, 09/01/29 (Call 09/01/26)	300	368,999
5.00%, 08/01/30 (Call 08/01/26)	100	122,590
Series B, 5.00%, 09/01/26	300	371,308
Series C, 5.00%, 08/01/27 (Call 08/01/26)	415	510,918
Series C, 5.00%, 08/01/28 (Call 08/01/26)	175	214,938
University of California RB
4.00%, 05/15/26	40	47,170
5.00%, 05/15/26 (Call 05/15/25)	150	177,522
Series AM, 5.00%, 05/15/26 (Call 05/15/24)	205	234,291
Series AV, 5.00%, 05/15/26	205	251,945

		16,493,945

Colorado — 0.4%
City & County of Denver Co. GO, 5.00%, 08/01/26	45	55,532
Denver City & County School District No. 1 GO
4.00%, 12/01/26 (Call 12/01/25) (SAW)	80	92,588
5.50%, 12/01/26 (SAW)	110	139,747
University of Colorado RB, Series A-2, 5.00%, 06/01/26	100	122,561

		410,428

Connecticut — 1.7%
State of Connecticut GO
Series A, 5.00%, 03/15/26	235	285,770
Series B, 5.00%, 05/15/26	90	110,006
Series B, 5.00%, 05/15/27 (Call 05/15/26)	100	121,645
Series E, 5.00%, 10/15/26	145	179,406
Series F, 5.00%, 09/15/26	175	216,006
State of Connecticut Special Tax Revenue RB
5.00%, 05/01/26	200	243,981
Series A, 5.00%, 09/01/27 (Call 09/01/26)	200	245,058
Series A, 5.00%, 09/01/28 (Call 09/01/26)	60	73,166
Series B, 5.00%, 09/01/28 (Call 09/01/26)	140	170,721
Series C, 5.00%, 10/01/26	60	74,155

		1,719,914

Delaware — 0.5%
Delaware Transportation Authority RB
5.00%, 07/01/26	200	245,849
5.00%, 07/01/27 (Call 07/01/26)	105	128,470
State of Delaware GO
5.00%, 02/01/26	80	97,205
Series D, 5.00%, 07/01/27 (Call 07/01/26)	55	67,609

		539,133

District of Columbia — 0.7%
District of Columbia GO
Series A, 5.00%, 06/01/27 (Call 06/01/26)	100	122,280
Series B, 5.00%, 06/01/26 (Call 06/01/25)	125	148,215
Series D, 5.00%, 06/01/27 (Call 12/01/26)	155	192,958
Series D, 5.00%, 06/01/28 (Call 12/01/26)	25	30,983
District of Columbia RB, Series C, 5.00%, 10/01/26	170	210,515

		704,951

Florida — 2.6%
County of Miami-Dade FL Aviation Revenue RB, Series B, 5.00%, 10/01/26 (Call 10/01/25)	85	101,543
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/26 (Call 10/01/25)	225	269,442
Florida Department of Environmental Protection RB
Series A, 5.00%, 07/01/26 (Call 07/01/25)	165	195,819
Series A, 5.00%, 07/01/27 (Call 07/01/26)	200	244,820

84	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Orange County School Board COP, 5.00%, 08/01/26	$60	$73,693
Reedy Creek Improvement District GOL
5.00%, 06/01/27 (Call 06/01/26)	50	61,028
Series A, 5.00%, 06/01/26	130	158,236
School Board of Miami-Dade County (The) COP, Series D, 5.00%, 02/01/27 (Call 02/01/26)	60	71,904
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/28 (Call 03/15/26)	100	120,854
School District of Broward County/FL COP
Series B, 5.00%, 07/01/26	35	42,545
Series B, 5.00%, 07/01/27 (Call 07/01/26)	105	127,695
State of Florida Department of Transportation Turnpike System Revenue RB
Series C, 5.00%, 07/01/27 (Call 07/01/26)	155	190,089
Series C, 5.00%, 07/01/29 (Call 07/01/26)	145	176,834
State of Florida GO
Series B, 5.00%, 06/01/26 (Call 06/01/24)	40	45,765
Series B, 5.00%, 07/01/26	70	86,087
Series C, 5.00%, 06/01/28 (Call 06/01/26)	50	60,944
Series D, 4.00%, 06/01/29 (Call 06/01/26)	125	145,326
Series E, 5.00%, 06/01/26 (Call 06/01/25)	110	130,871
Series F, 5.00%, 06/01/29 (Call 06/01/26)	100	121,163
State of Florida Lottery Revenue RB, Series A, 5.00%, 07/01/26	215	264,658

		2,689,316

Georgia — 1.9%
City of Atlanta GA Water & Wastewater Revenue RB, 5.00%, 11/01/26	50	62,035
Forsyth County School District GO, 5.00%, 02/01/27 (Call 02/01/26)	235	284,044
Metropolitan Atlanta Rapid Transit Authority RB, Series C, 5.00%, 07/01/29 (Call 07/01/26)	300	364,559
Private Colleges & Universities Authority RB, 5.00%, 09/01/26	220	270,989
State of Georgia GO
Series A, 5.00%, 08/01/26	500	617,606
Series A-1, 5.00%, 02/01/26	50	60,806
Series E, 5.00%, 12/01/27 (Call 12/01/26)	80	99,064
Series E, 5.00%, 12/01/28 (Call 12/01/26)	150	185,039
Series F, 5.00%, 01/01/26	25	30,321

		1,974,463

Hawaii — 1.8%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/27 (Call 07/01/26)	205	250,473
Series A, 5.00%, 07/01/28 (Call 07/01/26)	160	194,583
City & County of Honolulu HI GO
Series A, 5.00%, 10/01/26 (Call 10/01/25)	150	179,483
Series B, 5.00%, 10/01/26 (Call 10/01/25)	75	89,742
Series D, 5.00%, 09/01/26	65	80,219
County of Hawaii HI GO, Series A, 5.00%, 09/01/27 (Call 03/01/26)	100	120,767
State of Hawaii GO
5.00%, 10/01/26	120	148,238
Series EY, 5.00%, 10/01/26 (Call 10/01/25)	100	119,559
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	140	172,524
Series FG, 5.00%, 10/01/27 (Call 10/01/26)	100	123,232
Series FG, 5.00%, 10/01/29 (Call 10/01/26)	100	122,396
State of Hawaii State Highway Fund RB
Series A, 5.00%, 01/01/29 (Call 07/01/26)	50	60,637
Series B, 5.00%, 01/01/27 (Call 07/01/26)	125	152,727

		1,814,580

Security	Par (000)	Value

Idaho — 0.3%
Idaho Housing & Finance Association RB, 5.00%, 07/15/26	$290	$354,056

Illinois — 1.6%
Chicago O’Hare International Airport RB
Series D, 5.00%, 01/01/26	165	197,834
Series E, 5.00%, 01/01/26	90	107,909
Illinois Finance Authority RB, 5.00%, 07/01/26	220	269,930
State of Illinois GO
5.00%, 03/01/26	320	380,001
5.00%, 06/01/27 (Call 06/01/26)	100	118,736
Series A, 5.00%, 10/01/26	250	300,471
Series B, 5.13%, 09/01/26	150	180,973
Series D, 5.00%, 11/01/26	100	119,257

		1,675,111

Indiana — 1.6%
Indiana Finance Authority RB
Series A, 5.00%, 02/01/26	120	145,619
Series A, 5.00%, 10/01/26 (Call 10/01/24)	100	115,576
Series C, 5.00%, 06/01/27 (Call 12/01/26)	450	558,727
Series E, 5.00%, 02/01/26	30	36,405
Series E, 5.00%, 02/01/29 (Call 08/01/26)	195	239,444
Indiana University RB
Series A, 5.00%, 06/01/26	125	152,991
Series A, 5.00%, 06/01/27 (Call 06/01/26)	195	237,900
Series A, 5.00%, 06/01/28 (Call 06/01/26)	125	152,150

		1,638,812

Kansas — 0.1%
State of Kansas Department of Transportation RB, 5.00%, 09/01/26 (Call 09/01/25)	75	89,584

Louisiana — 0.6%
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series B, 5.00%, 05/01/26	100	121,977
Series B, 5.00%, 05/01/26 (Call 05/01/25)	50	58,897
State of Louisiana GO
Series A, 5.00%, 09/01/26	25	30,853
Series B, 5.00%, 08/01/26	180	220,662
Series B, 5.00%, 08/01/29 (Call 08/01/26)	100	121,804
State of Louisiana RB, Series A, 5.00%, 09/01/26	75	92,206

		646,399

Maine — 0.7%
Maine Municipal Bond Bank RB
5.00%, 11/01/26	250	310,328
5.00%, 11/01/29 (Call 11/01/26)	120	147,569
Series A, 5.00%, 09/01/29 (Call 09/01/26)	100	121,535
State of Maine GO, Series B, 5.00%, 06/01/26	100	122,449

		701,881

Maryland — 4.3%
City of Baltimore MD GO, Series A, 5.00%, 10/15/26	40	49,564
County of Anne Arundel MD GOL
5.00%, 10/01/26	100	123,953
5.00%, 10/01/26 (Call 10/01/25)	90	107,834
County of Baltimore MD GO
5.00%, 03/01/26	195	237,363
5.00%, 08/01/26 (Call 08/01/25)	80	95,224
County of Charles MD GO, 5.00%, 10/01/26	400	496,053
County of Frederick MD GO, 5.00%, 08/01/26	150	185,106
County of Howard MD GO
5.00%, 08/15/26	150	185,319
Series D, 5.00%, 02/15/26	180	218,979

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
County of Montgomery MD GO
5.00%, 11/01/26	$260	$323,219
Series A, 4.00%, 12/01/26 (Call 12/01/24)	25	28,177
Series A, 5.00%, 11/01/26	80	99,452
County of Prince George’s MD GO, Series A, 5.00%, 09/15/26	175	216,737
County of Prince George’s MD GOL, 5.00%, 07/15/26	210	258,803
State of Maryland Department of Transportation RB
5.00%, 10/01/26	120	148,744
5.00%, 10/01/28 (Call 10/01/26)	320	392,005
5.00%, 10/01/29 (Call 10/01/26)	95	115,686
State of Maryland GO
Series A, 5.00%, 08/01/26	170	209,391
Series B, 4.00%, 08/01/26	175	206,510
Series B, 5.00%, 08/01/26	335	412,623
Washington Suburban Sanitary Commission RB
5.00%, 06/01/26 (GTD)	100	122,900
5.00%, 06/01/27 (Call 06/01/26) (GTD)	100	122,195

		4,355,837

Massachusetts — 4.0%
City of Boston MA GO, Series B, 4.00%, 03/01/26	60	70,236
City of Cambridge MA GOL, Series B, 5.00%, 02/15/26	165	200,731
City of Cambridge MA RB, 5.00%, 02/15/26	195	237,227
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/27 (Call 06/15/26)	150	183,160
Commonwealth of Massachusetts GO, Series C, 5.25%, 11/01/26 (AGM)	50	62,680
Commonwealth of Massachusetts GOL
5.00%, 04/01/26	100	121,882
Series A, 5.00%, 07/01/26	265	325,446
Series B, 5.00%, 01/01/26	20	24,185
Series B, 5.00%, 07/01/30 (Call 07/01/26)	100	121,806
Series C, 5.00%, 09/01/26	100	123,413
Series D, 5.00%, 07/01/26	150	184,215
Series HH, 5.00%, 12/01/26	200	248,605
Series I, 5.00%, 12/01/28 (Call 12/01/26)	100	123,791
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/26	180	220,509
Massachusetts Bay Transportation Authority RB
5.00%, 07/01/26 (Call 07/01/25)	150	177,993
Series A, 4.00%, 07/01/26	100	118,005
Series A, 5.00%, 07/01/26	135	165,793
Series B, 5.00%, 07/01/26 (Call 07/01/25)	110	130,528
Massachusetts Development Finance Agency RB, Series A, 5.00%, 10/15/26	150	186,413
Massachusetts School Building Authority RB, Series A, 5.00%, 11/15/26 (Call 11/15/25)	90	108,253
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/26	80	96,697
Massachusetts Water Resources Authority RB
Series B, 5.25%, 08/01/26 (AGM)	295	366,991
Series F, 5.00%, 08/01/26 (Call 08/01/24)	115	131,524
University of Massachusetts Building Authority RB
5.00%, 05/01/26	175	214,137
5.00%, 11/01/26	150	186,289

		4,130,509

Michigan — 1.6%
Michigan Finance Authority RB
5.00%, 10/01/26	100	123,832

Security	Par (000)	Value

Michigan (continued)
Series B, 5.00%, 10/01/28 (Call 10/01/26)	$400	$495,812
Series B, 5.00%, 10/01/29 (Call 10/01/26)	200	247,184
Michigan State Building Authority RB
Series I, 5.00%, 04/15/26 (Call 10/15/25)	90	108,177
Series I, 5.00%, 04/15/27 (Call 10/15/26)	95	117,083
Series I, 5.00%, 10/15/30 (Call 10/15/26)	60	72,978
State of Michigan RB, 5.00%, 03/15/26	385	468,177
University of Michigan RB, 5.00%, 04/01/26	25	30,498

		1,663,741

Minnesota — 0.9%
County of Hennepin MN GO, 5.00%, 12/01/26	90	112,040
State of Minnesota GO
Series B, 4.00%, 08/01/26	300	354,700
Series B, 4.00%, 08/01/26 (Call 08/01/24)	100	111,673
Series D, 5.00%, 08/01/26	215	265,319
Series E, 3.00%, 08/01/26	100	112,896

		956,628

Mississippi — 0.4%
State of Mississippi GO
Series A, 5.00%, 10/01/26	50	61,826
Series B, 5.00%, 12/01/29 (Call 12/01/26)	190	232,736
Series C, 5.00%, 10/01/26 (Call 10/01/25)	60	71,599

		366,161

Missouri — 0.8%
Metropolitan St Louis Sewer District RB, Series C, 5.00%, 05/01/27 (Call 05/01/26)	125	152,299
Missouri Highway & Transportation Commission RB 5.00%, 11/01/26	155	191,646
First Series, 5.00%, 05/01/26 (Call 05/01/24)	100	113,915
Series A, 5.00%, 05/01/26	70	85,384
Missouri State Board of Public Buildings RB, Series A, 4.00%, 04/01/26 (Call 04/01/24)	95	104,869
Missouri State Environmental Improvement & Energy Resources Authority RB, Series B, 5.00%, 07/01/26 (Call 07/01/25)	125	148,954

		797,067

Nebraska — 0.4%
Nebraska Public Power District RB
Series A, 5.00%, 01/01/29 (Call 01/01/26)	95	113,504
Series B, 5.00%, 01/01/29 (Call 01/01/26)	105	125,452
Omaha Public Power District RB, Series A, 5.00%, 02/01/30 (Call 02/01/26)	100	119,817

		358,773

Nevada — 1.9%
Clark County School District GOL
Series A, 5.00%, 06/15/26	75	90,928
Series E, 5.00%, 06/15/26	100	121,237
County of Clark NV GOL
5.00%, 11/01/26 (PR 11/01/24)	80	93,233
Series B, 5.00%, 11/01/26	90	111,223
Series B, 5.00%, 11/01/27 (Call 11/01/26)	150	184,461
County of Clark NV Passenger Facility Charge Revenue RB, Series C, 5.00%, 07/01/26	60	73,514
County of Clark NV RB, Series A, 5.00%, 07/01/26 (Call 07/01/24)	220	251,737
Las Vegas Valley Water District GOL
5.00%, 09/15/26 (Call 09/15/25)	105	125,506
5.00%, 06/01/27 (Call 06/01/26)	75	91,626
State of Nevada, Series A, 4.00%, 08/01/26 (Call 08/01/25)	50	57,168
State of Nevada GO, Series D, 5.00%, 04/01/26 (Call 04/01/25)	40	47,024

86	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/26 (Call 06/01/26)	$330	$403,154
5.00%, 12/01/28 (Call 06/01/26)	100	121,330
Washoe County School District/NV GOL, Series A, 5.00%, 06/01/26 (Call 06/01/25)	115	136,101

		1,908,242

New Jersey — 1.7%
County of Union New Jersey GO, 4.00%, 03/01/26	35	40,953
Monmouth County Improvement Authority (The) RB, 4.00%, 08/01/26	135	159,461
New Jersey Economic Development Authority RB
Series AAA, 5.00%, 06/15/26	100	120,947
Series XX, 4.25%, 06/15/26 (Call 06/15/25)	290	331,221
New Jersey Educational Facilities Authority RB, 5.00%, 07/01/26	150	184,990
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/28 (Call 06/15/26)	125	149,933
Series A, 5.00%, 06/15/29 (Call 06/15/26)	80	95,406
Series A, 5.00%, 06/15/30 (Call 06/15/26)	70	83,052
Series AA, 5.00%, 06/15/26 (Call 06/15/24)	100	113,767
Series AA, 5.00%, 06/15/26 (Call 06/15/25)	25	29,312
State of New Jersey GO, Series A, 5.00%, 06/01/26	315	382,364

		1,691,406

New Mexico — 0.2%
New Mexico Finance Authority RB, Series A, 5.00%, 06/15/26 (Call 06/15/24)	100	114,308
State of New Mexico Severance Tax Permanent Fund RB, 5.00%, 07/01/26	115	141,100

		255,408

New York — 10.3%
City of New York NY GO
5.00%, 03/01/26	90	109,024
5.00%, 03/01/26 (Call 03/01/24)	225	254,217
5.00%, 08/01/26 (Call 08/01/24)	50	57,367
5.00%, 08/01/29 (Call 08/01/26)	125	152,012
Series A, 5.00%, 08/01/26	100	122,648
Series A-1, 5.00%, 08/01/30 (Call 08/01/26)	110	133,518
Series B-1, 5.00%, 12/01/28 (Call 12/01/26)	50	61,564
Series B-1, 5.00%, 12/01/29 (Call 12/01/26)	175	214,723
Series C, 5.00%, 08/01/26	100	122,648
Series C, 5.00%, 08/01/28 (Call 02/01/26)	150	180,380
Series E, 5.00%, 08/01/30 (Call 08/01/26)	55	66,759
Series J9, 5.00%, 08/01/27 (Call 08/01/26)	210	257,074
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/26	140	168,914
Long Island Power Authority RB, Series B, 5.00%, 09/01/26	130	160,437
Metropolitan Transportation Authority RB
Series B, 5.00%, 11/15/26	350	430,136
Series B-2, 5.00%, 11/15/26	125	154,434
Series C-1, 5.00%, 11/15/26	300	368,688
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/26 (Call 01/15/26) (SAW)	35	42,230
Series S-1, 5.00%, 07/15/30 (Call 01/15/26) (SAW)	195	233,578
Series S-2A, 5.00%, 07/15/26 (SAW)	335	411,209
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/27 (Call 08/01/26)	195	238,824
5.00%, 05/01/29 (Call 05/01/26)	40	48,352
Series B-1, 5.00%, 08/01/29 (Call 08/01/26)	100	121,724

Security	Par (000)	Value

New York (continued)
Series C, 5.00%, 11/01/26 (Call 05/01/24)	$145	$165,149
Series E1, 4.00%, 02/01/26	185	215,447
Series E-1, 5.00%, 02/01/30 (Call 02/01/26)	150	179,836
Series F-3, 5.00%, 02/01/30 (Call 02/01/26)	110	131,880
New York City Water & Sewer System RB 5.00%, 06/15/26	70	86,051
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	130	151,765
Series GG-2, 5.00%, 06/15/26 (Call 12/15/24)	200	233,485
New York State Dormitory Authority RB
5.00%, 03/15/26	165	200,510
Series A, 5.00%, 02/15/26 (Call 02/15/24)	130	146,823
Series A, 5.00%, 03/15/26	215	261,039
Series A, 5.00%, 03/15/26 (Call 03/15/24)	100	113,337
Series A, 5.00%, 02/15/29 (Call 08/15/26)	335	409,179
Series A, 5.00%, 03/15/29 (Call 09/15/26)	370	453,185
Series A1, 4.00%, 10/01/26	95	112,917
Series B, 5.00%, 10/01/28 (Call 04/01/26)	110	133,951
Series D, 5.00%, 02/15/28 (Call 08/15/26)	275	336,533
Series E, 5.00%, 03/15/26 (Call 09/15/25)	75	89,647
New York State Environmental Facilities Corp. RB
5.00%, 05/15/26 (Call 05/15/24)	105	119,934
5.00%, 06/15/29 (Call 06/15/26)	210	256,368
Series E, 5.00%, 06/15/26	50	61,550
New York State Thruway Authority RB
Series A, 5.00%, 01/01/26	125	149,430
Series A, 5.00%, 01/01/28 (Call 01/01/26)	140	167,954
New York State Urban Development Corp. RB
4.00%, 03/15/26	20	23,324
5.00%, 03/15/26	50	60,707
Series A, 5.00%, 03/15/27 (Call 03/15/26)	125	151,201
Series A, 5.00%, 03/15/30 (Call 03/15/26)	170	204,006
Series A-1, 5.00%, 03/15/26	280	339,958
Series E, 5.00%, 03/15/26	160	194,262
Port Authority of New York & New Jersey RB
5.00%, 07/15/26	100	122,260
5.00%, 09/01/26	110	134,976
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/26 (Call 10/15/24)	295	341,801
Triborough Bridge & Tunnel Authority RB
Series B, 5.00%, 11/15/26	275	340,888
Series C-1, 5.00%, 11/15/26	140	173,543
Utility Debt Securitization Authority RB, Series A, 5.00%, 06/15/28 (Call 06/15/26)	125	153,094

		10,526,450

North Carolina — 2.0%
County of Buncombe NC RB, 5.00%, 06/01/26	45	55,077
County of Orange NC GO, 5.00%, 08/01/26	300	370,213
County of Union NC, 5.00%, 09/01/26	150	185,654
County of Wake NC GO, 5.00%, 03/01/26	125	152,289
North Carolina Capital Facilities Finance Agency RB, 5.00%, 10/01/26	185	227,757
North Carolina Municipal Power Agency No. 1 RB, Series A, 5.00%, 01/01/29 (Call 07/01/26)	100	120,460
State of North Carolina GO
Series A, 5.00%, 06/01/26	175	214,877
Series A, 5.00%, 06/01/28 (Call 06/01/26)	150	182,480
Series C, 5.00%, 05/01/26	110	134,722

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
State of North Carolina RB
5.00%, 03/01/26	$250	$303,644
Series B, 5.00%, 06/01/26	90	110,204

		2,057,377

Ohio — 2.7%
City of Cincinnati OH Water System Revenue RB, 5.00%, 12/01/29 (Call 12/01/26)	125	155,300
City of Columbus OH GO
Series 2, 5.00%, 07/01/26	100	123,097
Series A, 4.00%, 08/15/26 (Call 08/15/25)	180	206,821
City of Columbus OH Sewerage Revenue RB, 5.00%, 06/01/29 (Call 06/01/26)	100	121,888
County of Franklin OH GOL, 5.00%, 12/01/26 (Call 12/01/25)	65	78,193
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/26	110	134,700
Ohio Water Development Authority RB
5.00%, 12/01/27 (Call 12/01/26)	250	312,158
5.00%, 06/01/28 (Call 12/01/26)	100	124,801
Ohio Water Development Authority Water Pollution Control Loan Fund RB, 5.00%, 06/01/26	40	49,024
State of Ohio COP, 5.00%, 09/01/26	230	282,899
State of Ohio GO
5.00%, 09/15/26	100	123,551
Series B, 4.00%, 09/01/26 (Call 03/01/24)	100	109,852
Series S, 5.00%, 05/01/26	100	122,198
Series S, 5.00%, 05/01/28 (Call 05/01/26)	100	121,482
Series S, 5.00%, 05/01/30 (Call 05/01/26)	100	121,427
Series U, 5.00%, 05/01/26	175	213,847
State of Ohio RB
5.00%, 12/15/28 (Call 06/15/26)	205	248,879
Series B, 5.00%, 10/01/26	60	73,975

		2,724,092

Oklahoma — 0.5%
Grand River Dam Authority RB
Series A, 5.00%, 06/01/26	275	335,345
Series A, 5.00%, 06/01/30 (Call 12/01/26)	65	80,240
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/29 (Call 07/01/26)	100	121,463

		537,048

Oregon — 1.8%
City of Portland OR GOL, Series B, 5.00%, 06/15/26	150	184,395
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 05/01/27 (Call 05/01/26)	185	225,046
Series B, 5.00%, 10/01/26 (Call 10/01/24)	90	103,935
Oregon State Lottery RB, Series C, 5.00%, 04/01/26 (Call 04/01/25) (MORAL OBLG)	300	352,808
Portland Community College District GO
5.00%, 06/15/26	150	183,968
5.00%, 06/15/28 (Call 06/15/26)	110	134,350
5.00%, 06/15/29 (Call 06/15/26)	105	128,065
State of Oregon GO
5.00%, 05/01/26	100	122,420
5.00%, 06/01/29 (Call 06/01/26)	100	121,274
Series C, 5.00%, 06/01/26	65	79,775
Series G, 5.00%, 12/01/29 (Call 12/01/26)	135	166,472
Series O, 5.00%, 08/01/26 (Call 08/01/25)	70	83,337

		1,885,845

Pennsylvania — 2.7%
City of Philadelphia PA GO, Series A, 5.00%, 08/01/26	110	134,531

Security	Par (000)	Value

Pennsylvania (continued)
Commonwealth of Pennsylvania GO
5.00%, 09/15/29 (Call 09/15/26)	$125	$153,029
First Series, 5.00%, 09/15/26	215	265,122
Second Series, 5.00%, 09/15/26	355	437,760
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	300	368,868
County of Bucks PA GO, 5.00%, 06/01/26	150	183,336
County of Chester PA GO, Series A, 4.00%, 07/15/27 (Call 07/15/26)	140	164,919
Delaware River Port Authority RB, Series B, 5.00%, 01/01/26	160	192,410
Pennsylvania Turnpike Commission RB
Series A 1, 5.00%, 12/01/26	150	186,081
Series A-2, 5.00%, 12/01/26	305	378,365
School District of Philadelphia (The) GOL, Series A, 5.00%, 09/01/26 (SAW)	100	120,091
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 4.00%, 04/15/26 (Call 02/15/26)	150	174,476

		2,758,988

Rhode Island — 0.2%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/26	70	84,866
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, 5.00%, 10/01/26 (Call 10/01/25)	100	120,286

		205,152

Tennessee — 2.9%
City of Knoxville TN Electric System Revenue RB, Series HH, 5.00%, 07/01/26	90	110,477
City of Memphis TN GO, Series A, 5.00%, 04/01/26 (Call 04/01/25)	250	293,984
County of Blount TN GO, Series B, 5.00%, 06/01/27 (Call 06/01/26)	135	164,736
County of Montgomery TN GO, 5.00%, 04/01/26	140	170,635
County of Washington TN GO, Series A, 4.00%, 06/01/29 (Call 06/01/26)	150	173,741
County of Williamson TN GO, 5.00%, 04/01/26	120	146,389
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series B, 5.00%, 05/15/26	235	287,370
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 01/01/28 (Call 07/01/26)	170	198,352
5.00%, 01/01/26	80	96,738
5.00%, 01/01/27 (Call 07/01/26)	150	183,679
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, Series B, 5.00%, 07/01/26	265	325,295
State of Tennessee GO
Series A, 5.00%, 08/01/26	95	117,290
Series A, 5.00%, 08/01/27 (Call 08/01/26)	100	122,790
Series A, 5.00%, 08/01/28 (Call 08/01/26)	190	232,787
Series B, 5.00%, 08/01/27 (Call 08/01/26)	100	122,790
Tennessee State School Bond Authority RB
5.00%, 11/01/26 (ST HGR ED INTERCEPT PROG)	65	80,487
Series B, 5.00%, 11/01/26	115	142,399

		2,969,939

Texas — 12.0%
Aldine Independent School District GO, 5.00%, 02/15/26 (PSF)	50	60,563
Allen Independent School District GO
5.00%, 02/15/26 (PSF)	95	115,120
5.00%, 02/15/27 (Call 02/15/26) (PSF)	100	121,232
Alvin Independent School District/TX GO, 5.00%, 02/15/27 (Call 02/15/26) (PSF)	225	272,179

88	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Austin Independent School District GO
5.00%, 08/01/29 (Call 08/01/26)	$150	$183,972
Series A, 5.00%, 08/01/30 (Call 08/01/26) (PSF)	75	91,769
Series C, 5.00%, 08/01/26	100	122,938
Board of Regents of the University of Texas System
Series C, 5.00%, 08/15/26	140	172,553
Series J, 5.00%, 08/15/26	235	289,643
Board of Regents of the University of Texas System RB
5.00%, 08/15/27 (Call 08/15/26)	150	183,651
5.00%, 08/15/28 (Call 08/15/26)	100	122,143
City of Austin TX GOL
5.00%, 09/01/28 (Call 09/01/26)	220	271,640
5.00%, 09/01/29 (Call 09/01/26)	125	153,529
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/26	260	322,614
5.00%, 11/15/30 (Call 11/15/26)	110	137,443
City of Dallas TX Waterworks & Sewer System Revenue RB
Series A, 5.00%, 10/01/27 (Call 10/01/26)	100	124,074
Series A, 5.00%, 10/01/29 (Call 10/01/26)	170	209,698
City of Fort Worth TX GOL, 5.00%, 03/01/26	60	72,715
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/28 (Call 11/15/26)	100	123,652
Series D, 5.00%, 11/15/26 (Call 11/15/24)	50	57,931
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/26 (Call 02/01/24)	125	140,707
5.00%, 02/01/30 (Call 08/01/26)	215	261,273
Series A, 5.00%, 02/01/26	100	120,983
City of San Antonio TX GOL
5.00%, 02/01/26 (Call 02/01/25)	200	234,943
5.00%, 08/01/26	205	251,666
Clear Creek Independent School District GO
Series A, 5.00%, 02/15/26 (Call 02/15/25) (PSF)	60	70,281
Series D, 5.00%, 02/15/26 (Call 02/15/24) (PSF)	70	79,142
County of Bexar TX GOL
5.00%, 06/15/26 (Call 06/15/24)	90	103,119
5.00%, 06/15/29 (Call 06/15/26)	250	304,917
County of Fort Bend TX GOL, Series B, 5.00%, 03/01/28 (Call 03/01/26)	120	144,793
County of Harris TX GO, Series A, 5.00%, 10/01/26	120	148,455
County of Harris TX RB, 5.00%, 08/15/26 (Call 08/15/25)	100	118,549
County of Travis TX GOL, 5.00%, 03/01/29 (Call 03/01/26)	210	254,055
Crowley Independent School District GO, Series A, 5.00%, 08/01/26 (Call 08/01/25) (PSF)	45	53,511
Cypress-Fairbanks Independent School District GO, 5.00%, 02/15/26 (PSF)	255	309,546
Dallas Area Rapid Transit RB
5.00%, 12/01/26	100	124,054
Series A, 5.00%, 12/01/26 (PR 12/01/24)	60	70,043
Series B, 5.00%, 12/01/28 (Call 12/01/26)	200	247,242
Denton Independent School District GO, 5.00%, 08/15/27 (Call 02/15/26) (PSF)	135	163,237
Keller Independent School District/TX GO, Series A, 5.00%, 02/15/26 (Call 02/15/25) (PSF)	150	175,887
Klein Independent School District GO, 5.00%, 08/01/26 (PSF)	75	92,291
Leander Independent School District GO
5.00%, 08/15/28 (Call 02/15/26) (PSF)	100	120,496
Series A, 5.00%, 08/15/27 (Call 08/15/26) (PSF)	100	122,959
Series C, 5.00%, 08/15/26 (PSF)	100	123,076
Lower Colorado River Authority RB 5.00%, 05/15/26	100	121,231

Security	Par (000)	Value

Texas (continued)
5.00%, 05/15/26 (Call 05/15/24)	$135	$153,322
Series B, 5.00%, 05/15/26 (Call 05/15/25)	45	52,901
Mansfield Independent School District GO, Series B, 5.00%, 02/15/26 (PSF)	100	120,706
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue RB, 5.00%, 11/01/27 (Call 11/01/26)	210	260,675
North East Independent School District/TX GO
4.00%, 08/01/27 (Call 08/01/26) (PSF)	150	176,159
4.00%, 08/01/30 (Call 08/01/26) (PSF)	150	174,307
North Texas Municipal Water District RB, 5.00%, 06/01/28 (Call 06/01/26)	125	152,150
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/30 (Call 09/01/26)	35	42,742
North Texas Tollway Authority RB
5.00%, 01/01/26	250	299,367
Series A, 5.00%, 01/01/26	30	36,046
Series A, 5.00%, 01/01/28 (Call 01/01/26)	120	143,290
Series B, 5.00%, 01/01/29 (Call 01/01/26)	180	213,787
Northside Independent School District RB, 5.00%, 08/15/26 (Call 08/15/25)	130	155,026
Northwest Independent School District GO, 5.00%, 02/15/29 (Call 02/15/26) (PSF)	230	276,659
Permanent University Fund - Texas A&M University System RB, Series A, 5.50%, 07/01/26 (Call 07/01/25)	210	253,447
Plano Independent School District GO
Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF)	150	181,769
Series A, 5.00%, 02/15/29 (Call 02/15/26)	100	120,653
San Jacinto Community College District, 5.00%, 02/15/26 (Call 02/15/25)	50	58,526
State of Texas GO
5.00%, 10/01/26	100	123,772
5.00%, 04/01/29 (Call 04/01/26)	180	218,315
Series A, 5.00%, 04/01/29 (Call 04/01/26)	100	121,286
Series B-1, 5.00%, 08/01/27 (Call 08/01/26)	95	117,179
State of Texas GOL, 5.00%, 08/01/26 (Call 08/01/25)	100	119,565
Texas A&M University RB
4.00%, 05/15/28 (Call 05/15/26)	100	116,350
Series C, 5.00%, 05/15/26	75	91,797
Series E, 4.00%, 05/15/27 (Call 05/15/26)	100	116,890
Texas State University System RB, Series A, 5.00%, 03/15/26	70	84,898
Texas Transportation Commission State Highway Fund RB
5.25%, 04/01/26	85	104,676
Series A, 5.00%, 10/01/26	115	142,338
Series A, 5.00%, 10/01/30 (Call 10/01/26)	200	243,962
Texas Water Development Board RB
5.00%, 04/15/26 (Call 10/15/25)	90	108,974
Series A, 5.00%, 10/15/26	230	285,553
Series B, 5.00%, 04/15/26	70	85,497
Series B, 5.00%, 10/15/26	130	161,399

		12,279,498

Utah — 1.1%
State of Utah GO, 5.00%, 07/01/26	585	720,116
University of Utah (The) RB
5.00%, 08/01/28 (Call 08/01/26)	130	158,900
Series B-1, 5.00%, 08/01/26 (SAP)	100	123,054
Utah Transit Authority RB, Series A, 5.00%, 06/15/26 (Call 06/15/25)	65	76,909

		1,078,979

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Vermont — 0.1%
Vermont Municipal Bond Bank RB, Series 4, 5.00%, 12/01/26	$100	$124,551

Virginia — 5.6%
City of Chesapeake VA GO, 5.00%, 08/01/26 (SAW)	120	147,945
City of Falls Church VA GO, Series B, 5.00%, 07/15/27 (Call 07/15/26)	175	216,176
City of Newport News VA GO, Series A, 4.00%, 08/01/26	180	212,309
City of Norfolk VA GO, Series B, 4.00%, 10/01/28 (Call 10/01/26)	160	187,909
City of Richmond VA GO, Series D, 5.00%, 03/01/26 (SAW)	60	73,131
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/27 (Call 01/15/26)	150	181,142
City of Suffolk VA GO
5.00%, 02/01/26	80	97,205
5.00%, 02/01/26 (Call 02/01/25) (SAW)	225	264,495
County of Arlington VA GO
5.00%, 08/15/26	40	49,466
Series A, 5.00%, 08/15/30 (PR 08/15/26)	160	197,663
County of Chesterfield VA GO, Series B, 5.00%, 01/01/26	185	224,183
County of Fairfax VA GO, Series A, 4.00%, 10/01/26 (Call 04/01/26) (SAW)	115	134,585
County of Fairfax VA Sewer Revenue RB, Series A, 5.00%, 07/15/29 (Call 07/15/26)	215	264,965
County of Henrico VA GO, 5.00%, 08/01/26	50	61,644
County of Loudoun VA GO
Series A, 5.00%, 12/01/26	140	174,372
Series A, 5.00%, 12/01/26 (Call 12/01/25)	175	212,022
Hampton Roads Sanitation District RB, 5.00%, 08/01/27 (Call 08/01/26)	55	67,616
Prince William County Industrial Development Authority RB, 5.00%, 10/01/26	100	123,472
Virginia College Building Authority RB
5.00%, 09/01/29 (Call 09/01/26) (ST INTERCEPT)	285	347,705
5.00%, 09/01/29 (PR 09/01/26) (ST INTERCEPT)	15	18,427
Series A, 5.00%, 02/01/26	160	193,991
Series A, 5.00%, 09/01/27 (Call 09/01/26) (ST INTERCEPT)	100	122,764
Series B, 5.00%, 09/01/26 (Call 09/01/25)	75	89,677
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/26 (Call 05/15/24)	100	114,158
5.00%, 09/15/26	200	247,340
5.00%, 09/15/27 (Call 09/15/26)	200	246,863
Series A, 5.00%, 05/15/26	165	202,046
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/26	115	141,714
Series B, 5.00%, 08/01/26	205	252,620
Series C, 4.00%, 08/01/26 (Call 08/01/24)	100	111,364
Virginia Public School Authority RB, Series B, 5.00%, 08/01/26	195	240,638
Virginia Resources Authority RB
5.00%, 11/01/26 (Call 11/01/25)	100	120,770
Series A, 5.00%, 11/01/26	300	373,129

		5,713,506

Washington — 4.1%
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/26 (Call 11/01/25)	70	84,019
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 07/01/26	95	116,670
City of Seattle WA GOL, Series A, 5.00%, 06/01/26 (Call 06/01/25)	175	208,048
City of Seattle WA Municipal Light & Power Revenue RB 4.00%, 04/01/29 (Call 04/01/26)	75	87,079

Security	Par (000)	Value

Washington (continued)
Series B, 5.00%, 04/01/26	$105	$127,919
Series B, 5.00%, 04/01/27 (Call 04/01/26)	80	97,029
Series B, 5.00%, 04/01/28 (Call 04/01/26)	80	96,856
City of Seattle WA Water System Revenue RB, 5.00%, 08/01/26	110	135,424
City of Spokane WA GO, 5.00%, 12/01/26	120	149,014
Clark County School District No. 37 Vancouver GO, 5.00%, 12/01/26 (GTD)	165	205,099
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/26	90	110,529
County of Pierce WA GOL, Series A, 5.00%, 07/01/26	85	104,048
County of Spokane WA GOL, 5.00%, 12/01/26	50	62,058
Energy Northwest RB
Series A, 5.00%, 07/01/26	340	417,359
Series C, 5.00%, 07/01/26 (Call 07/01/24)	100	114,528
King County School District No. 401 Highline GO, 5.00%, 12/01/28 (Call 12/01/26) (GTD)	115	141,810
King County School District No. 414 Lake Washington GO, 4.00%, 12/01/26 (Call 06/01/26) (GTD)	90	105,442
Pierce County School District No. 402 Franklin Pierce GO, 5.00%, 12/01/27 (Call 12/01/26) (GTD)	100	123,806
State of Washington GO
0.00%, 06/01/26 (AMBAC)(a)	100	95,966
5.00%, 08/01/26	65	80,099
Series 2017-A, 5.00%, 08/01/30 (Call 08/01/26)	35	42,724
Series 2020-A, 5.00%, 08/01/26	110	135,552
Series B, 5.00%, 02/01/26 (Call 02/01/25)	150	175,962
Series B, 5.00%, 08/01/28 (Call 08/01/26)	100	122,996
Series B, 5.00%, 07/01/30 (Call 01/01/26)	160	191,514
Series B, 5.00%, 08/01/30 (Call 08/01/26)	185	225,829
Series C, 5.00%, 02/01/26	75	91,012
Series R, 5.00%, 08/01/28 (Call 08/01/26)	125	153,745
University of Washington RB
Series A, 5.00%, 12/01/26	210	261,688
Series A, 5.00%, 12/01/28 (Call 12/01/26)	140	172,703

		4,236,527

West Virginia — 0.7%
School Building Authority of West Virginia RB, Series A, 5.00%, 07/01/26 (Call 07/01/24)	100	114,426
State of West Virginia GO
5.00%, 12/01/26	110	136,596
Series A, 0.00%, 11/01/26 (NPFGC)(a)	100	95,631
Series B, 5.00%, 12/01/26	130	161,432
West Virginia Commissioner of Highways RB, 5.00%, 09/01/26	130	159,670

		667,755

Wisconsin — 1.8%
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/26	45	55,229
State of Wisconsin GO
5.00%, 11/01/26	115	142,540
Series 1, 4.00%, 11/01/26 (Call 05/01/25)	115	131,108
Series 1, 5.00%, 11/01/26 (Call 05/01/25)	325	383,557
Series 3, 5.00%, 11/01/26	85	105,356
State of Wisconsin RB
Series A, 5.00%, 05/01/26	115	140,020
Series B, 5.00%, 05/01/28 (Call 05/01/26)	180	218,469
Wisconsin Department of Transportation RB
5.00%, 07/01/27 (Call 07/01/26)	265	324,991
Series 1, 5.00%, 07/01/26 (Call 07/01/25)	150	178,290
Series 2, 5.00%, 07/01/26	95	116,452

90	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Wisconsin (continued)
WPPI Energy RB, Series A, 5.00%, 07/01/26 (Call 07/01/24)	$35	$40,085

		1,836,097

Total Municipal Debt Obligations — 98.9% (Cost: $99,961,548)		101,198,274

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Liquidity Funds: MuniCash, 0.01%(b)(c)	268	268,104

Total Short-Term Investments — 0.3% (Cost: $268,095)		268,104

Total Investments in Securities — 99.2% (Cost: $100,229,643)		101,466,378

Other Assets, Less Liabilities — 0.8%		855,387

Net Assets — 100.0%		$102,321,765

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$158,237	$109,444	(a)	$—	$415	$8	$268,104	268	$29	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$101,198,274	$—	$101,198,274
Money Market Funds	268,104	—	—	268,104

	$268,104	$101,198,274	$—	$101,466,378

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (unaudited) April 30, 2021	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.4%
Alabama Federal Aid Highway Finance Authority RB
Series A, 5.00%, 09/01/27	$100	$126,771
Series A, 5.00%, 09/01/29 (Call 09/01/27)	100	125,154
Alabama Public School and College Authority RB, Series A, 5.00%, 11/01/27	200	254,762
City of Huntsville AL GOL, Series A, 5.00%, 05/01/28 (Call 11/01/27)	60	76,108
State of Alabama GO, Series C, 5.00%, 08/01/27 (Call 08/01/26)	95	116,265

		699,060

Arizona — 2.0%
Arizona State University RB, Series B, 5.00%, 07/01/30 (Call 07/01/27)	135	167,266
City of Phoenix AZ GO, 5.00%, 07/01/27 (Call 07/01/26)	120	146,892
City of Phoenix Civic Improvement Corp. RB, 5.00%, 07/01/27 (Call 07/01/26)	220	269,016
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/28 (Call 07/01/27)	40	50,170
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/27	55	69,273
Salt River Project Agricultural Improvement & Power District RB,
Series A, 5.00%, 01/01/29 (Call 01/01/27)	110	135,999
State of Arizona COP, Series A, 5.00%, 10/01/27	100	126,754

		965,370

California — 13.4%
California Infrastructure & Economic Development Bank RB, 5.00%, 10/01/28 (Call 04/01/27)	110	137,351
California State Public Works Board RB
5.00%, 09/01/29 (Call 09/01/27)	125	157,318
Series C, 5.00%, 03/01/28 (Call 03/01/27)	70	87,136
Series G, 5.00%, 10/01/31 (Call 10/01/27)	150	187,719
California State University RB
Series A, 5.00%, 11/01/27 (Call 11/01/25)	55	66,096
Series A, 5.00%, 11/01/27 (Call 05/01/26)	50	60,878
Series A, 5.00%, 11/01/30 (Call 05/01/27)	85	105,383
City of Los Angeles Department of Airports RB, Series C, 5.00%, 05/15/27	55	69,190
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/27 (Call 05/01/25)	50	58,900
Coast Community College District GO, Series D, 5.00%, 08/01/28 (Call 08/01/27)	70	88,713
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/27 (Call 03/01/25)	90	105,471
County of Santa Clara CA GO, Series C, 5.00%, 08/01/31 (Call 08/01/27)	180	225,956
East Bay Municipal Utility District Wastewater System Revenue RB, Series A, 5.00%, 06/01/28 (Call 06/01/27)	130	164,206
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/27	50	63,282
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 06/01/27	100	126,290
Series A, 5.00%, 07/01/29 (Call 07/01/27)	150	189,635
Los Angeles Department of Water & Power System Revenue RB, Series C, 5.00%, 07/01/28 (Call 07/01/27)	150	190,202
Los Angeles Department of Water RB, Series A, 5.00%, 07/01/30 (Call 01/01/27)	145	180,170
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/27	175	221,257
Series B1, 5.00%, 07/01/27	60	75,860

Security	Par (000)	Value

California (continued)
Metropolitan Water District of Southern California RB, Series C, 5.00%, 10/01/27	$55	$70,309
Mountain View Los Altos Union High School District/CA GO, Series C, 0.00%, 08/01/27(a)	150	141,478
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/27 (Call 11/01/26)	125	154,477
Newport Mesa Unified School District GO, 0.00%, 08/01/27 (NATL)(a)	215	203,290
Palo Alto Unified School District GO, 0.00%, 08/01/27(a)	100	94,906
San Diego Unified School District/CA GO, Series J, 5.00%, 07/01/29 (Call 07/01/27)	100	126,423
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, Series A, 5.00%, 07/01/29 (Call 07/01/27)	100	125,598
San Francisco City & County Airport Commission San Francisco International Airport RB, 5.00%, 05/01/27 (Call 05/01/26)	100	121,619
San Jose Unified School District GO, Series C, 0.00%, 08/01/27 (NPFGC)(a)	95	88,882
San Mateo County Community College District GO
Series A, 0.00%, 09/01/27 (NPFGC)(a)	200	188,958
Series B, 0.00%, 09/01/27 (NPFGC)(a)	100	94,479
San Mateo Union High School District GO, Series C, 0.00%, 09/01/27 (NPFGC)(a)	75	70,415
Santa Monica Public Financing Authority RB, 5.00%, 07/01/31 (Call 07/01/27)	45	56,629
Southern California Public Power Authority RB, Series C, 5.00%, 07/01/27 (Call 01/01/25)	70	81,709
State of California Department of Water Resources RB, Series AX, 5.00%, 12/01/31 (Call 12/01/27)	115	146,344
State of California GO
4.00%, 08/01/27 (Call 08/01/26)	35	41,133
5.00%, 04/01/27	125	156,820
5.00%, 11/01/27	150	191,071
5.00%, 08/01/28 (Call 08/01/27)	230	290,040
5.00%, 11/01/28 (Call 11/01/27)	125	158,622
5.00%, 08/01/30 (Call 08/01/27)	405	506,808
5.00%, 11/01/30 (Call 11/01/27)	100	125,996
5.00%, 11/01/31 (Call 11/01/27)	110	138,293
Series C, 5.00%, 08/01/27 (Call 08/01/26)	70	86,179
University of California RB
Series AY, 5.00%, 05/15/30 (Call 05/15/27)	195	244,153
Series I, 5.00%, 05/15/27 (Call 05/15/25)	165	195,056
West Valley-Mission Community College District GO, Series B, 5.00%, 08/01/27 (Call 08/01/25)	45	53,657

		6,514,357

Colorado — 0.2%
City & County of Denver Co. Airport System Revenue RB, Series B, 5.00%, 12/01/27	45	56,977
State of Colorado COP, Series K, 5.00%, 03/15/27	20	24,891

		81,868

Connecticut — 1.5%
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series A, 5.00%, 05/01/29 (Call 05/01/27)	150	186,582
State of Connecticut GO
Series A, 5.00%, 04/15/29 (Call 04/15/27)	150	185,386
Series F, 5.00%, 11/15/27 (Call 11/15/25)	100	119,556
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/27	105	130,361
Series B, 5.00%, 10/01/27	100	126,610

		748,495

92	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Delaware — 0.3%
Delaware Transportation Authority RB, 5.00%, 07/01/27	$100	$126,295

District of Columbia — 1.6%
District of Columbia GO
Series A, 5.00%, 10/15/27	100	127,672
Series D, 5.00%, 06/01/27	100	126,427
Series E, 5.00%, 06/01/27 (Call 12/01/26)	75	93,367
District of Columbia RB
Series A, 5.00%, 03/01/27	160	200,481
Series C, 5.00%, 05/01/27	50	62,936
District of Columbia Water & Sewer Authority RB, Series A, 5.00%, 10/01/27 (Call 10/01/25)	55	65,757
Washington Metropolitan Area Transit Authority RB, Series A-1, 5.00%, 07/01/29 (Call 07/01/27)	100	124,846

		801,486

Florida — 3.1%
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/27 (Call 10/01/26)	20	24,342
County of Miami-Dade FL GO, Series A, 5.00%, 07/01/27	100	126,088
County of Miami-Dade FL Water & Sewer System Revenue RB, Series B, 5.00%, 10/01/27	170	215,481
Florida Department of Environmental Protection RB, Series A, 5.00%, 07/01/27 (Call 07/01/26)	100	122,410
Florida Department of Management Services RB, Series A, 3.00%, 09/01/31 (Call 09/01/27)	100	109,319
Hillsborough County School Board COP, Series B, 5.00%, 07/01/27	30	37,457
Palm Beach County School District COP
Series A, 5.00%, 08/01/27	85	107,050
Series B, 5.00%, 08/01/27	115	144,833
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/27	45	56,034
State of Florida Department of Transportation Turnpike System RB
Series A, 5.00%, 07/01/27	120	151,388
Series A, 5.00%, 07/01/29 (Call 07/01/27)	50	62,662
State of Florida GO
Series A, 5.00%, 07/01/27	60	75,818
Series B, 5.00%, 06/01/30 (Call 06/01/27)	40	50,093
Series D, 5.00%, 06/01/27	65	82,044
State of Florida Lottery Revenue RB, Series A, 5.00%, 07/01/27	120	151,968

		1,516,987

Georgia — 2.1%
City of Atlanta GA Water & Wastewater Revenue RB
Series A, 5.00%, 11/01/31 (Call 11/01/27)	100	126,297
Series B, 5.00%, 11/01/29 (Call 11/01/27)	75	94,837
Series C, 5.00%, 11/01/28 (Call 11/01/27)	100	126,463
County of Columbia GA GO, 5.00%, 01/01/27	20	24,982
Georgia State Road & Tollway Authority RB, 5.00%, 06/01/27	130	163,382
Metropolitan Atlanta Rapid Transit Authority RB, Series A, 5.25%, 07/01/27 (NPFGC)	100	127,594
State of Georgia GO
Series C, 5.00%, 07/01/29 (Call 07/01/27)	210	263,036
Series F, 5.00%, 07/01/27 (Call 01/01/27)	75	93,385

		1,019,976

Hawaii — 2.0%
City & County Honolulu HI Wastewater System Revenue RB, Series A, 5.00%, 07/01/27 (Call 07/01/25)	145	171,754
City & County of Honolulu HI GO Series B, 5.00%, 10/01/27 (Call 10/01/25)	100	119,269

Security	Par (000)	Value

Hawaii (continued)
Series C, 4.00%, 08/01/27	$120	$144,311
Series D, 5.00%, 09/01/31 (Call 09/01/27)	40	49,720
State of Hawaii GO
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	50	61,616
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	75	92,424
Series FK, 5.00%, 05/01/28 (Call 05/01/27)	135	168,156
Series FN, 5.00%, 10/01/30 (Call 10/01/27)	125	156,696

		963,946

Idaho — 0.4%
Idaho Housing & Finance Association RB, Series A, 5.00%, 07/15/27	165	206,886

Illinois — 2.4%
Chicago O’Hare International Airport RB
Series 2015-B, 5.00%, 01/01/27 (Call 01/01/25)	100	116,251
Series A, 5.00%, 01/01/28 (Call 01/01/27)	65	79,499
Illinois Finance Authority RB, 5.00%, 07/01/29 (Call 01/01/27)	165	204,498
Illinois State Toll Highway Authority RB
Series B, 5.00%, 01/01/27	100	123,589
Series B, 5.00%, 01/01/27 (Call 07/01/26)	125	152,941
State of Illinois GO
5.00%, 06/01/27 (Call 06/01/26)	100	118,735
Series A, 5.00%, 03/01/27	110	133,081
Series D, 5.00%, 11/01/27	200	242,456

		1,171,050

Indiana — 0.9%
Indiana Finance Authority RB, Series C, 5.00%, 06/01/27 (Call 12/01/26)	215	266,947
Indianapolis Local Public Improvement Bond Bank RB, Series A, 5.00%, 01/15/29 (Call 01/15/27)	135	166,824

		433,771

Iowa — 0.2%
Iowa Finance Authority, 5.00%, 08/01/27 (Call 08/01/25)	65	77,444

Kansas — 0.5%
State of Kansas Department of Transportation RB
5.00%, 09/01/27 (Call 09/01/25)	95	113,178
Series A, 5.00%, 09/01/28 (Call 09/01/27)	100	126,442

		239,620

Louisiana — 0.8%
State of Louisiana Gasoline & Fuels Tax Revenue RB, Series B, 5.00%, 05/01/27	60	75,002
State of Louisiana GO
Series A, 5.00%, 03/01/27	75	93,878
Series B, 5.00%, 08/01/27 (Call 08/01/26)	155	189,965
Series B, 5.00%, 10/01/27	25	31,778

		390,623

Maryland — 5.0%
City of Baltimore MD RB, Series B, 5.00%, 07/01/31 (Call 01/01/27)	100	122,479
County of Anne Arundel MD GOL, 5.00%, 10/01/29 (Call 10/01/27)	155	195,039
County of Baltimore MD GO
5.00%, 03/01/27	105	131,497
5.00%, 08/01/27	190	240,615
County of Howard MD GO, Series B, 5.00%, 02/15/28 (Call 02/15/27)	120	149,349
County of Montgomery MD GO Series A, 5.00%, 11/01/27	110	140,440

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Series C, 5.00%, 10/01/27	$100	$127,400
County of Prince George’s MD GOL, Series A, 5.00%, 07/15/27	265	335,755
State of Maryland Department of Transportation RB
4.00%, 09/01/27	55	66,324
5.00%, 10/01/27 (Call 10/01/26)	55	67,758
5.00%, 12/01/27 (Call 12/01/26)	100	123,522
5.00%, 09/01/30 (Call 09/01/27)	115	143,436
State of Maryland GO
Series A, 5.00%, 03/15/27	300	376,104
Series A, 5.00%, 03/15/28 (Call 03/15/27)	100	124,737
Washington Suburban Sanitary Commission RB, 5.00%, 06/15/28 (Call 06/15/27)	60	75,373

		2,419,828

Massachusetts — 3.0%
City of Boston MA GO, Series A, 5.00%, 05/01/27	40	50,430
Commonwealth of Massachusetts GOL
Series C, 5.00%, 05/01/27	195	245,191
Series D, 5.00%, 07/01/27	80	101,035
Series E, 5.00%, 11/01/27	180	229,286
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/30 (Call 12/01/27)	100	126,526
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/27	135	170,498
Series A-2, 5.00%, 07/01/28 (Call 07/01/27)	100	125,356
Massachusetts Clean Water Trust (The) RB, 5.25%, 08/01/27	20	25,690
Massachusetts School Building Authority RB, Series C, 5.00%, 08/15/27 (Call 08/15/25)	200	238,213
Massachusetts Water Resources Authority RB, Series B, 5.00%, 08/01/29 (Call 08/01/27)	135	169,921

		1,482,146

Michigan — 0.7%
State of Michigan RB, 5.00%, 03/15/27	210	262,860
University of Michigan RB, Series A, 5.00%, 04/01/29 (Call 04/01/27)	75	93,339

		356,199

Minnesota — 1.1%
State of Minnesota GO
Series A, 5.00%, 10/01/28 (Call 10/01/27)	100	126,850
Series A, 5.00%, 10/01/31 (Call 10/01/27)	100	125,570
Series D, 5.00%, 08/01/27 (Call 08/01/26)	50	61,469
Series D, 5.00%, 10/01/27	50	63,773
University of Minnesota RB, Series B, 5.00%, 12/01/29 (Call 12/01/27)	130	164,149

		541,811

Mississippi — 0.5%
State of Mississippi GO
Series A, 5.00%, 10/01/28 (Call 10/01/27)	120	151,876
Series C, 5.00%, 10/01/27 (Call 10/01/25)	90	107,114

		258,990

Nebraska — 0.7%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/27 (Call 03/01/27)	90	111,993
Nebraska Public Power District RB
Series A, 5.00%, 01/01/27 (Call 01/01/26)	45	54,068
Series B, 5.00%, 01/01/28 (Call 01/01/27)	50	61,775
Omaha Public Power District RB, Series A, 5.00%, 02/01/30 (Call 12/01/27)	75	94,813

		322,649

Security	Par (000)	Value

Nevada — 2.0%
County of Clark NV GOL
4.00%, 11/01/31 (Call 11/01/27)	$100	$117,228
5.00%, 06/01/27	25	31,335
5.00%, 11/01/27	45	56,995
County of Clark NV Passenger Facility Charge RB, Series C, 5.00%, 07/01/27	75	94,463
County of Clark NV RB
5.00%, 07/01/27	115	144,963
5.00%, 07/01/30 (Call 07/01/27)	25	31,043
County of Washoe NV RB, 5.00%, 02/01/27	35	43,374
Las Vegas Valley Water District GOL, Series A, 5.00%, 06/01/27 (Call 06/01/25)	50	59,063
State of Nevada GOL, Series D, 5.00%, 04/01/27 (Call 04/01/25)	25	29,294
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/27	100	127,425
5.00%, 12/01/27 (Call 06/01/26)	100	121,720
Washoe County School District/NV GOL, 5.00%, 04/01/27	100	125,126

		982,029

New Hampshire — 0.2%
State of New Hampshire GO, Series B, 4.00%, 12/01/30 (Call 12/01/27)	100	118,498

New Jersey — 1.6%
New Jersey Economic Development Authority RB
Series A, 4.00%, 11/01/27 (SAP)	125	148,083
Series A, 5.00%, 11/01/27	80	99,781
New Jersey Turnpike Authority RB, Series A, 5.25%, 01/01/27 (AGM)	200	250,700
State of New Jersey GO
5.00%, 06/01/27	10	12,467
5.00%, 06/01/27 (Call 06/01/25)	45	52,823
Series A, 5.00%, 06/01/27	175	218,166

		782,020

New Mexico — 0.5%
New Mexico Finance Authority RB, Series A, 5.00%, 06/01/27	25	31,420
State of New Mexico GO, 5.00%, 03/01/27	150	187,560

		218,980

New York — 11.2%
City of New York NY GO
Series 1, 5.00%, 08/01/27	130	163,002
Series 1, 5.00%, 08/01/29 (Call 08/01/27)	100	124,624
Series A, 5.00%, 08/01/27	90	112,848
Series A, 5.00%, 08/01/28 (Call 08/01/27)	270	338,981
Series C, 5.00%, 08/01/27 (Call 02/01/26)	15	18,093
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/27	135	167,293
Long Island Power Authority RB, Series A, 5.00%, 09/01/27	100	126,700
Metropolitan Transportation Authority RB
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	25	30,486
Series C-1, 5.00%, 11/15/27 (Call 11/15/25)	70	82,740
Series D, 5.00%, 11/15/27 (Call 11/15/26)	55	67,070
New York City Transitional Finance Authority Building Aid Revenue RB
Series B-1, 5.00%, 07/15/27 (SAW)	100	126,041
Series S-3, 5.00%, 07/15/27 (SAW)	145	182,760
Series S-4A, 5.00%, 07/15/27	130	163,854
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/28 (Call 08/01/27)	100	125,826
5.00%, 11/01/29 (Call 11/01/27)	100	125,945

94	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series B-1, 5.00%, 08/01/29 (Call 08/01/27)	$130	$162,727
Series C, 5.00%, 11/01/27 (Call 05/01/25)	150	177,157
Series C, 5.00%, 11/01/29 (Call 05/01/27)	85	105,399
New York City Water & Sewer System RB
Series AA, 5.00%, 06/15/27	280	353,781
Series BB-2, 5.00%, 06/15/31 (Call 06/15/27)	95	117,213
New York State Dormitory Authority RB
Series A, 5.00%, 02/15/27 (Call 08/15/26)	100	122,550
Series A, 5.00%, 03/15/27	100	124,747
Series A, 5.00%, 02/15/29 (Call 02/15/27)	70	86,287
Series A, 5.00%, 02/15/30 (Call 02/15/27)	150	184,049
Series B, 5.00%, 02/15/27 (Call 02/15/25)	125	146,161
Series B, 5.00%, 03/15/27 (Call 09/15/25)	160	191,094
Series B, 5.00%, 02/15/31 (Call 08/15/27)	150	186,410
Series E, 5.00%, 03/15/27	100	124,878
New York State Environmental Facilities Corp. RB, 5.00%, 06/15/29 (Call 06/15/27)	200	251,582
New York State Urban Development Corp. RB
5.00%, 03/15/27	100	124,682
Series A, 5.00%, 03/15/27 (Call 03/15/26)	95	114,913
Series A, 5.00%, 03/15/28 (Call 03/15/27)	100	124,606
Series C, 5.00%, 03/15/31 (Call 09/15/27)	100	125,108
Port Authority of New York & New Jersey RB, 5.00%, 11/15/31 (Call 11/15/27)	200	249,986
State of New York GO, Series A, 5.00%, 03/01/27	55	69,095
Triborough Bridge & Tunnel Authority RB
Series B, 5.00%, 11/15/27 (Call 05/15/27)	105	131,641
Series B, 5.00%, 11/15/31 (Call 05/15/27)	100	122,613
Series C-1, 5.00%, 11/15/27	70	88,996

		5,441,938

North Carolina — 2.8%
City of Charlotte NC GO, Series A, 5.00%, 06/01/27	260	328,709
County of Guilford NC GO
Series B, 5.00%, 05/01/27	100	126,075
Series B, 5.00%, 05/01/28 (Call 05/01/27)	100	125,559
County of Mecklenburg NC GO
5.00%, 03/01/27	130	163,230
Series A, 5.00%, 04/01/27	35	44,049
Mecklenburg County Public Facilities Corp. RB, 5.00%, 02/01/27	50	62,346
State of North Carolina GO, 5.00%, 06/01/27 (Call 06/01/26)	125	152,674
State of North Carolina RB
5.00%, 03/01/27	130	162,552
Series B, 5.00%, 05/01/27	20	25,134
Series B, 5.00%, 05/01/28 (Call 05/01/27)	150	187,338

		1,377,666

Ohio — 2.9%
City of Columbus OH GO, Series 3, 5.00%, 02/15/28 (Call 02/15/27)	100	124,521
City of Columbus OH GOL
Series 4, 5.00%, 02/15/27	50	62,506
Series 4, 5.00%, 02/15/28 (Call 02/15/27)	120	149,426
Ohio Turnpike & Infrastructure Commission RB, Series A, 5.00%, 02/15/30 (Call 02/15/27)	110	134,553
Ohio Water Development Authority RB, Series A, 5.00%, 12/01/27	100	127,868
Ohio Water Development Authority Water Pollution Control Loan Fund RB
Series A, 5.00%, 06/01/29 (Call 06/01/27)	45	56,245
Series A, 5.00%, 12/01/29 (Call 06/01/27)	65	80,985

Security	Par (000)	Value

Ohio (continued)
Series B, 5.00%, 06/01/27 (Call 12/01/25)	$55	$66,413
Series B, 5.00%, 12/01/27	100	127,868
State of Ohio GO
5.00%, 09/01/27	45	57,079
Series C, 5.00%, 08/01/27	45	56,956
Series T, 5.00%, 05/01/30 (Call 05/01/27)	240	299,043
Series U, 5.00%, 05/01/27	20	25,148
State of Ohio RB, Series B, 5.00%, 10/01/27	25	31,563

		1,400,174

Oklahoma — 0.8%
Grand River Dam Authority RB, Series A, 5.00%, 06/01/27 (Call 12/01/26)	100	124,037
Oklahoma Turnpike Authority RB
Series E, 4.00%, 01/01/31 (Call 01/01/27)	110	127,166
Series E, 5.00%, 01/01/27	25	31,007
University of Oklahoma (The) RB, Series B, 5.00%, 07/01/27 (Call 07/01/26)	100	120,795

		403,005

Oregon — 2.0%
City of Portland OR Sewer System Revenue RB, Series A, 5.00%, 05/01/27 (Call 05/01/26)	200	243,293
Hillsboro School District No.1J GO, 5.00%, 06/15/28 (Call 06/15/27) (GTD)	150	188,431
Oregon State Lottery RB, Series D, 5.00%, 04/01/27 (Call 04/01/25) (MO)	100	117,390
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/27 (Call 05/15/27)	75	94,030
Series B, 5.00%, 11/15/29 (Call 05/15/27)	105	130,672
State of Oregon GO
Series I, 5.00%, 08/01/28 (Call 08/01/27)	100	126,104
Series L, 5.00%, 08/01/30 (Call 08/01/27)	75	93,750

		993,670

Pennsylvania — 1.9%
City of Philadelphia PA GO, Series A, 5.00%, 08/01/27 (Call 08/01/25)	65	76,932
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/27	60	74,492
First Series, 5.00%, 02/01/27 (Call 02/01/26)	105	126,758
First Series, 5.00%, 09/15/27 (Call 09/15/26)	105	129,791
First Series, 5.00%, 01/01/28 (Call 01/01/27)	160	197,779
Second Series, 5.00%, 09/15/27 (Call 09/15/26)	35	43,264
Pennsylvania Turnpike Commission RB
Series A2, 5.00%, 12/01/27	100	127,057
Series A2, 5.00%, 12/01/30 (Call 12/01/27)	125	157,757

		933,830

Rhode Island — 0.8%
Rhode Island Commerce Corp. RB, Series B, 5.00%, 06/15/27 (Call 06/15/26)	105	127,593
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, Series B, 5.00%, 10/01/30 (Call 10/01/27)	50	62,396
State of Rhode Island GO
Series B, 5.00%, 08/01/28 (Call 08/01/27)	150	189,052
Series B, 5.00%, 08/01/29 (Call 08/01/27)	25	31,380

		410,421

South Carolina — 0.2%
State of South Carolina GO, Series A, 4.00%, 04/01/31 (Call 10/01/27) (SAW)	80	95,405

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee — 2.8%
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/28 (Call 12/01/27)	$95	$120,103
County of Blount TN GO, Series B, 5.00%, 06/01/27 (Call 06/01/26)	100	122,027
County of Hamilton TN GO, Series A, 5.00%, 04/01/27	45	56,514
County of Montgomery TN GO, 5.00%, 04/01/27	100	125,192
County of Shelby TN GO, Series A, 5.00%, 04/01/27	85	106,637
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/27	75	94,401
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 07/01/27	135	162,087
5.00%, 07/01/27	80	100,870
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, Series B, 5.00%, 07/01/30 (Call 07/01/27)	125	155,214
State of Tennessee GO, Series B, 5.00%, 08/01/27 (Call 08/01/26)	105	128,930
Tennessee State School Bond Authority RB Series A, 5.00%, 11/01/31 (Call 11/01/27) (NPFGC)	100	125,149
Series B, 5.00%, 11/01/27 (NPFGC)	60	76,298

		1,373,422

Texas — 10.5%
Alamo Community College District GOL, 5.00%, 08/15/30 (Call 08/15/27)	110	137,493
Aldine Independent School District GO, 5.00%, 02/15/31 (Call 02/15/27) (PSF)	155	191,480
Austin Independent School District GO, 5.00%, 08/01/27 (PSF)	125	157,862
Board of Regents of the University of Texas System RB, Series E, 5.00%, 08/15/27	75	94,969
City of Austin TX GOL
5.00%, 09/01/27	60	76,148
5.00%, 09/01/28 (Call 09/01/27)	100	126,018
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/27	50	63,715
City of Dallas TX Waterworks & Sewer System Revenue RB, Series A, 5.00%, 10/01/27 (Call 10/01/26)	155	192,315
City of Houston TX Combined Utility System Revenue RB, Series B, 5.00%, 11/15/27	120	152,739
City of Plano TX GOL, 5.00%, 09/01/31 (Call 03/01/27)	100	122,944
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.00%, 02/01/27	75	93,374
City of San Antonio TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/27	75	93,374
City of San Antonio TX GOL, 5.00%, 08/01/27	35	44,153
Conroe Independent School District GO
5.00%, 02/15/27 (Call 02/15/26) (GTD)	30	36,243
5.00%, 02/15/30 (Call 02/15/27) (PSF)	110	135,596
County of Fort Bend TX GOL, Series B, 5.00%, 03/01/27 (Call 03/01/26)	105	127,028
Dallas Area Rapid Transit RB, 5.00%, 12/01/27	100	127,204
Dallas/Fort Worth International Airport RB, Series A, 5.00%, 11/01/27	125	157,867
Fort Bend Independent School District GO, 4.00%, 08/15/31 (Call 08/15/27) (PSF)	110	130,330
Lewisville Independent School District GO, Series A, 4.00%, 08/15/27 (Call 08/15/25) (PSF)	100	114,696
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Contract Revenue Refunding Bonds RB, 5.00%, 06/01/27	55	69,198

Security	Par (000)	Value

Texas (continued)
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/27 (Call 09/01/25)	$70	$83,399
North Texas Tollway Authority RB, Series A, 5.00%, 01/01/27 (Call 01/01/26)	100	119,795
Northside Independent School District GO, Series A, 5.00%, 08/15/27 (GTD)	30	37,966
Northwest Independent School District GO, 5.00%, 02/15/28 (Call 08/15/27)	130	164,031
Permanent University Fund - Texas A&M University System RB, Series B, 5.00%, 07/01/27 (Call 07/01/25)	20	23,717
Round Rock Independent School District GO, Series A, 5.00%, 08/01/27 (PSF)	75	94,770
San Antonio Independent School District/TX GO, 5.00%, 08/15/27 (PSF)	50	63,207
San Antonio Water System RB
Series A, 5.00%, 05/15/27	70	87,825
Series A, 5.00%, 05/15/30 (Call 05/15/27)	105	130,416
Socorro Independent School District GO, Series B, 5.00%, 08/15/30 (Call 08/15/27) (PSF)	50	62,428
Spring Independent School District GO, Series A, 5.00%, 08/15/27 (Call 08/15/26)	95	116,534
State of Texas GO
Series A, 5.00%, 10/01/30 (Call 10/01/27)	110	138,126
Series B, 5.00%, 10/01/29 (Call 10/01/27)	150	189,068
Temple Independent School District/TX GO, 4.00%, 02/01/28 (Call 02/01/27) (PSF)	100	117,967
Texas A&M University RB
Series C, 5.00%, 05/15/28 (Call 05/15/27)	100	125,150
Series E, 4.00%, 05/15/27 (Call 05/15/26)	85	99,357
Texas State University System RB
Series A, 5.00%, 03/15/27 (Call 03/15/25)	100	116,689
Series A, 5.00%, 03/15/30 (Call 03/15/27)	120	147,704
Texas Water Development Board RB
5.00%, 08/01/30 (Call 08/01/27)	190	239,078
5.00%, 08/01/31 (Call 08/01/27)	60	75,111
Series A, 5.00%, 10/15/27	45	57,354
Series A, 5.00%, 10/15/31 (Call 10/15/27)	155	195,178
University of North Texas System RB
Series A, 5.00%, 04/15/27	40	49,969
Series A, 5.00%, 04/15/30 (Call 04/15/27)	100	123,276

		5,102,861

Utah — 1.3%
Salt Lake City Corp. RB, 5.00%, 02/01/30 (Call 02/01/27)	60	73,701
State of Utah GO, 5.00%, 07/01/28 (Call 07/01/27)	300	378,332
University of Utah (The) RB, Series A, 5.00%, 08/01/27 (Call 08/01/25)	60	70,932
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/28 (Call 03/01/27)	100	123,706

		646,671

Vermont — 0.3%
State of Vermont GO, Series B, 5.00%, 08/15/27	100	126,907

Virginia — 3.1%
City of Newport News VA GO, Series A, 4.00%, 08/01/31 (Call 08/01/27)	180	211,303
City of Norfolk VA GO, Series B, 4.00%, 10/01/27 (Call 10/01/26)	75	88,460
County of Arlington VA GO, 5.00%, 06/15/27	75	94,969
County of Henrico VA GO, Series A, 5.00%, 08/01/27	65	82,406
County of Loudoun VA GO, Series A, 5.00%, 12/01/27	50	63,971

96	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Virginia College Building Authority RB
Series A, 5.00%, 09/01/27	$100	$126,700
Series A, 5.00%, 09/01/27 (Call 09/01/26) (ST INTERCEPT)	180	220,975
Series A, 5.00%, 09/01/27 (PR 09/01/26) (ST INTERCEPT)	5	6,142
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/27 (Call 09/15/26)	40	49,373
Series A, 5.00%, 05/15/29 (Call 11/15/27)	310	393,016
Series A, 5.00%, 05/15/30 (Call 11/15/27)	60	75,781
Virginia Public Building Authority RB, Series A, 4.00%, 08/01/27	20	24,079
Virginia Resources Authority RB, 5.00%, 11/01/27	40	51,128

		1,488,303

Washington — 5.6%
Auburn School District No. 408 of King & Pierce Counties GOL, 5.00%, 12/01/31 (Call 12/01/27)	85	106,986
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/27 (Call 11/01/26)	55	68,003
City of Seattle WA GOL, Series A, 5.00%, 05/01/27	80	100,591
City of Seattle WA Municipal Light & Power Revenue RB, Series B, 5.00%, 04/01/27 (Call 04/01/26)	160	194,058
County of King WA GOL
5.00%, 07/01/27 (Call 01/01/25)	145	169,485
Series E, 5.00%, 12/01/27 (Call 12/01/25)	80	96,520
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/27 (Call 07/01/26)	20	24,471
Energy Northwest RB
Series A, 5.00%, 07/01/27	60	75,735
Series A, 5.00%, 07/01/29 (Call 07/01/27)	170	213,516
Series C, 5.00%, 07/01/27	80	100,980
King County School District No. 414 Lake Washington GO, 4.00%, 12/01/27 (GTD)	85	103,045
Kitsap County School District No. 401 Central Kitsap GO, 5.00%, 12/01/27 (GTD)	30	38,073
Pierce County School District No. 402 Franklin Pierce GO, 5.00%, 12/01/29 (Call 12/01/27) (GTD)	110	139,217
Port of Seattle WA RB, 5.00%, 02/01/27 (Call 02/01/26)	65	78,199
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/28 (Call 12/01/27) (GTD)	125	158,396
State of Washington COP, Series B, 5.00%, 07/01/27	50	62,906
State of Washington GO
Series A, 5.00%, 08/01/31 (Call 08/01/27)	100	124,703
Series D, 5.00%, 02/01/27	100	124,947
Series E, 5.00%, 07/01/27 (Call 01/01/25)	75	87,367
Series R, 5.00%, 08/01/27	205	259,467
Series R, 5.00%, 08/01/27 (Call 08/01/26)	130	159,971
Series R-2018-C, 5.00%, 08/01/29 (Call 08/01/27)	100	125,520

Security	Par/ Shares (000)	Value

Washington (continued)
University of Washington RB, Series B, 5.00%, 06/01/27 (Call 06/01/25)	$75	$88,762
Washington State University RB, 5.00%, 04/01/27 (Call 04/01/25)	35	40,752

		2,741,670

West Virginia — 1.0%
State of West Virginia GO, Series A, 5.00%, 06/01/27	65	81,868
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/29 (Call 09/01/27)	225	281,281
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/27 (Call 07/01/25)	95	112,356

		475,505

Wisconsin — 2.9%
Milwaukee Metropolitan Sewerage District GO, Series A, 5.00%, 10/01/27 (Call 10/01/26)	150	185,478
State of Wisconsin GO
5.00%, 05/01/27 (Call 05/01/25)	75	88,317
5.00%, 11/01/31 (Call 05/01/27)	110	136,245
Series 2, 4.00%, 11/01/27 (Call 05/01/26)	75	87,477
Series 2, 5.00%, 11/01/27 (Call 05/01/26)	190	231,338
State of Wisconsin RB, Series A, 5.00%, 05/01/27	245	306,750
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/27	75	94,514
Series 2, 5.00%, 07/01/30 (Call 07/01/27)	100	124,850
Series 2, 5.00%, 07/01/31 (Call 07/01/27)	115	142,994

		1,397,963

Total Municipal Debt Obligations — 98.2% (Cost: $46,883,520)		47,849,795

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Liquidity Funds: MuniCash, 0.01%(b)(c)	308	308,234

Total Short-Term Investments — 0.7% (Cost: $308,225)		308,234

Total Investments in Securities — 98.9% (Cost: $47,191,745)		48,158,029

Other Assets, Less Liabilities — 1.1%		557,179

Net Assets — 100.0%		$48,715,208

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$187,748	$120,459	(a)	$—	$9	$18	$308,234	308	$13	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2027 Term Muni Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$47,849,795	$—	$47,849,795
Money Market Funds	308,234	—	—	308,234

	$308,234	$47,849,795	$—	$48,158,029

See notes to financial statements.

98	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.3%
Alabama Federal Aid Highway Finance Authority RB, Series A, 5.00%, 09/01/28 (Call 09/01/27)	$90	$113,290
Alabama Public School and College Authority RB, Series A, 5.00%, 11/01/28	100	130,418
City of Huntsville AL GOL, Series B, 5.00%, 05/01/28 (Call 11/01/27)	75	95,136
State of Alabama GO
Series A, 4.00%, 11/01/28 (Call 02/01/26)	20	23,015
Series A, 5.00%, 11/01/29 (Call 11/01/28)	55	71,165
Series A, 5.00%, 11/01/32 (Call 11/01/28)	70	89,872
University of Alabama (The) RB, Series C, 5.00%, 07/01/28	225	290,336

		813,232

Arizona — 1.5%
City of Mesa AZ Utility System Revenue RB, 5.00%, 07/01/29 (Call 07/01/28)	50	64,220
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/28 (Call 07/01/26)	100	121,841
Series A, 5.00%, 07/01/29 (Call 07/01/28)	110	141,020
Series D, 5.00%, 07/01/28 (Call 07/01/27)	15	18,660
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/28 (Call 07/01/27)	25	31,356
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/29 (Call 01/01/28)	100	127,340
5.00%, 01/01/31 (Call 01/01/28)	55	69,202
Series A, 5.00%, 01/01/28 (Call 01/01/27)	200	248,857
State of Arizona Lottery Revenue RB, 5.00%, 07/01/28	100	129,038

		951,534

California — 13.6%
Beverly Hills Unified School District CA GO, 0.00%, 08/01/28(a)	35	32,547
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/28 (Call 04/01/26)	75	91,046
5.00%, 10/01/28 (Call 04/01/27)	85	106,135
5.00%, 10/01/28 (Call 04/01/28)	55	70,806
5.00%, 10/01/32 (Call 04/01/28)	150	190,692
California State Public Works Board RB
4.00%, 10/01/28 (Call 10/01/26)	50	58,721
5.00%, 09/01/28 (Call 09/01/27)	25	31,522
Series B, 5.00%, 05/01/28	100	128,390
Series C, 5.00%, 11/01/28	90	116,845
Series C, 5.00%, 11/01/28 (Call 11/01/26)	25	30,865
Series C, 5.00%, 11/01/31 (Call 11/01/28)	75	96,661
Series G, 5.00%, 10/01/28 (Call 10/01/27)	50	63,175
California State University RB
Series A, 5.00%, 11/01/28 (Call 05/01/26)	160	194,195
Series A, 5.00%, 11/01/30 (Call 11/01/28)	35	45,367
City of Los Angeles CA GO, Series B, 5.00%, 09/01/28	50	65,340
City of Los Angeles CA Wastewater System Revenue RB
Series A, 5.00%, 06/01/31 (Call 06/01/28)	150	192,295
Series A, 5.00%, 06/01/32 (Call 06/01/28)	100	127,814
City of Los Angeles Department of Airports RB, Series E, 5.00%, 05/15/28	25	32,205
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/29 (Call 08/01/28)	75	96,268
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/28 (Call 11/01/26)	125	154,325
Coast Community College District GO
Series B, 0.00%, 08/01/28(a)	230	211,277
Series D, 5.00%, 08/01/28 (Call 08/01/27)	75	95,050

Security	Par (000)	Value

California (continued)
Fairfield-Suisun Unified School District GO, 4.00%, 08/01/31 (Call 08/01/28)	$100	$121,697
Long Beach Unified School District GO, 5.00%, 08/01/28 (Call 08/01/26)	80	98,630
Los Angeles Community College District/CA GO, Series J, 5.00%, 08/01/28 (Call 08/01/27)	40	50,637
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 06/01/28 (Call 06/01/26)	40	49,070
Series A, 5.00%, 07/01/28 (Call 07/01/27)	100	126,594
Series B, 5.00%, 07/01/32 (Call 07/01/28)	200	257,472
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/32 (Call 01/01/28)	35	43,962
Series D, 5.00%, 07/01/30 (Call 07/01/28)	100	128,045
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/28 (Call 01/01/26)	35	42,269
Series A, 5.00%, 07/01/31 (Call 01/01/28)	60	75,799
Series B, 5.00%, 07/01/31 (Call 07/01/28)	80	102,597
Series B, 5.00%, 07/01/32 (Call 07/01/28)	175	224,169
Los Angeles Unified School District/CA GO
Series B1, 5.00%, 07/01/28 (Call 01/01/28)	165	210,516
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	45	56,965
Series M1, 5.00%, 07/01/28 (Call 01/01/28)	100	127,586
Series M-1, 5.00%, 07/01/31 (Call 01/01/28)	150	189,167
Metropolitan Water District of Southern California RB
5.00%, 01/01/31 (Call 07/01/28)	95	122,830
Series B, 5.00%, 09/01/28	30	39,129
Napa Valley Community College District GO, Series B, 0.00%, 08/01/28 (NPFGC)(a)	100	90,939
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/28 (NPFGC)(a)	315	287,489
Poway Unified School District GO, Series A, 0.00%, 08/01/28(a)	120	109,520
San Diego Community College District GO, 4.00%, 08/01/28 (Call 08/01/26)	70	82,120
San Francisco Bay Area Rapid Transit District GO, Series A, 5.00%, 08/01/28 (Call 08/01/27)	50	63,402
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, 4.00%, 07/01/28 (Call 07/01/26)	50	58,302
San Jose Evergreen Community College District GO, Series B, 0.00%, 09/01/28 (AGM)(a)	50	45,717
San Jose Unified School District GO, Series C, 0.00%, 08/01/28 (NPFGC)(a)	110	100,538
San Marcos Unified School District GO, 0.00%, 08/01/28(a)	80	72,908
San Mateo County Community College District GO, Series B, 5.00%, 09/01/28	70	91,651
Santa Clara Valley Transportation Authority RB, Series B, 5.00%, 06/01/28	125	162,389
State of California Department of Water Resources RB
5.00%, 12/01/28	150	197,660
5.00%, 12/01/29 (Call 12/01/28)	125	163,520
5.00%, 12/01/31 (Call 12/01/28)	70	91,121
State of California GO
4.00%, 09/01/28 (Call 09/01/26)	150	176,202
5.00%, 04/01/28	125	160,565
5.00%, 08/01/28	100	129,444
5.00%, 08/01/28 (Call 08/01/27)	135	170,241
5.00%, 09/01/28 (Call 09/01/26)	385	474,003
5.00%, 10/01/28	250	324,816
5.00%, 08/01/29 (Call 08/01/28)	230	296,897
5.00%, 11/01/32 (Call 11/01/28)	125	161,214
Series C, 5.00%, 08/01/28 (Call 08/01/26)	250	307,055

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
University of California RB
Series AZ, 5.00%, 05/15/31 (Call 05/15/28)	$70	$89,520
Series O, 5.00%, 05/15/30 (Call 05/15/28)	100	127,863
William S Hart Union High School District GO, Series B, 0.00%, 09/01/28(a)	210	192,289

		8,526,060

Colorado — 1.1%
Board of Governors of Colorado State University System RB
Series C, 5.00%, 03/01/28	110	140,011
Series C, 5.00%, 03/01/29 (Call 03/01/28)	50	63,542
City & County of Denver Co. Airport System Revenue RB, Series B, 5.00%, 12/01/32 (Call 12/01/28)	100	125,919
Denver City & County School District No. 1 GO, 5.00%, 12/01/28 (Call 12/01/26) (SAW)	90	111,315
University of Colorado RB
Series A-2, 5.00%, 06/01/30 (Call 06/01/28)	100	127,695
Series A-2, 5.00%, 06/01/31 (Call 06/01/28)	80	101,740

		670,222

Connecticut — 2.0%
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series A, 5.00%, 05/01/28 (Call 05/01/27)	100	125,092
State of Connecticut GO
Series 2021 A, 4.00%, 01/15/28	100	120,123
Series C, 5.00%, 06/15/28	40	51,530
Series E, 5.00%, 09/15/28	75	97,161
Series E, 5.00%, 09/15/30 (Call 09/15/28)	115	146,885
Series E, 5.00%, 09/15/31 (Call 09/15/28)	195	248,105
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/28	125	158,861
Series A, 5.00%, 09/01/28 (Call 09/01/26)	125	152,429
Series A, 5.00%, 01/01/29 (Call 01/01/28)	90	113,539
Series B, 5.00%, 09/01/28 (Call 09/01/26)	50	60,972

		1,274,697

Delaware — 0.5%
State of Delaware GO
Series A, 2.13%, 03/01/28 (Call 03/01/26)	15	15,922
Series A, 5.00%, 01/01/29 (Call 01/01/28)	125	159,267
Series A, 5.00%, 02/01/32 (Call 02/01/28)	100	125,845

		301,034

District of Columbia — 1.9%
District of Columbia GO
Series A, 5.00%, 06/01/28	50	64,755
Series A, 5.00%, 10/15/28	65	84,906
Series D, 5.00%, 06/01/28 (Call 12/01/26)	85	105,341
Series D, 5.00%, 06/01/28 (Call 06/01/27)	110	138,196
District of Columbia RB
5.00%, 12/01/28	150	194,579
Series C, 5.00%, 10/01/28	180	234,469
District of Columbia Water & Sewer Authority RB
Series B, 5.00%, 10/01/28	140	182,717
Series B, 5.00%, 10/01/28 (Call 04/01/27)	25	31,151
Series B, 5.00%, 10/01/30 (Call 04/01/28)	50	63,483
Series B, 5.00%, 10/01/32 (Call 04/01/28)	60	75,682

		1,175,279

Florida — 4.4%
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/28 (Call 10/01/26)	10	12,132
County of Miami-Dade FL GO, Series D, 5.00%, 07/01/28 (Call 07/01/26)	100	122,581

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/30 (Call 10/01/28)	$95	$122,408
Series B, 5.00%, 10/01/28 (Call 10/01/27)	150	190,491
Florida Department of Environmental Protection RB, Series A, 5.00%, 07/01/28	165	212,119
Hillsborough County School Board COP, Series A, 5.00%, 07/01/28 (Call 07/01/26)	250	303,047
Orange County School Board COP, Series C, 5.00%, 08/01/28	100	129,281
Palm Beach County School District COP, Series B, 5.00%, 08/01/28	135	173,981
School District of Broward County/FL GO, 5.00%, 07/01/30 (Call 07/01/28)	60	76,922
State of Florida Department of Transportation RB
5.00%, 07/01/31 (Call 07/01/28)	100	127,610
5.00%, 07/01/32 (Call 07/01/28)	190	241,875
State of Florida Department of Transportation Turnpike System Revenue RB, Series A, 5.00%, 07/01/28	75	96,839
State of Florida GO
Series A, 4.00%, 07/01/32 (Call 07/01/28)	350	423,350
Series B, 5.00%, 06/01/28 (Call 06/01/27)	125	157,635
Series C, 5.00%, 06/01/30 (Call 06/01/28)	210	270,483
State of Florida Lottery Revenue RB, Series A, 5.00%, 07/01/28	95	123,353

		2,784,107

Georgia — 1.7%
City of Atlanta GA Water & Wastewater Revenue RB
Series A, 5.00%, 11/01/28 (Call 11/01/27)	60	75,878
Series C, 5.00%, 11/01/28 (Call 11/01/27)	100	126,464
Forsyth County School District GO, 5.00%, 02/01/30 (Call 02/01/28)	250	316,357
State of Georgia GO
Series A, 5.00%, 07/01/31 (Call 07/01/28)	205	262,088
Series E, 5.00%, 12/01/28 (Call 12/01/26)	260	320,734

		1,101,521

Hawaii — 2.0%
City & County Honolulu HI Wastewater System Revenue RB,
Series A, 4.00%, 07/01/28	100	122,099
City & County of Honolulu HI GO
Series A, 5.00%, 09/01/28	15	19,428
Series A, 5.00%, 09/01/30 (Call 09/01/28)	140	179,332
Series C, 4.00%, 08/01/28	250	305,664
Series D, 5.00%, 09/01/28 (Call 09/01/27)	30	37,721
County of Maui HI GO, 5.00%, 09/01/28	35	45,275
State of Hawaii GO
Series FT, 5.00%, 01/01/29 (Call 01/01/28)	155	196,226
Series FT, 5.00%, 01/01/31 (Call 01/01/28)	30	37,747
Series FT, 5.00%, 01/01/32 (Call 01/01/28)	230	288,466

		1,231,958

Illinois — 1.8%
Chicago O’Hare International Airport RB, Series C, 5.00%, 01/01/28 (Call 01/01/26)	75	89,556
Illinois Finance Authority RB, 5.00%, 12/01/28	75	97,608
Metropolitan Water Reclamation District of Greater Chicago GO, Series A, 5.00%, 12/01/28 (Call 12/01/26)	150	185,895
State of Illinois GO
5.00%, 02/01/28 (Call 02/01/27)	100	119,610
Series A, 5.00%, 03/01/28	75	92,293
Series A, 5.00%, 05/01/29 (Call 05/01/28)	150	183,410
Series A, 5.00%, 10/01/30 (Call 10/01/28)	125	152,995

100	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Series D, 5.00%, 11/01/28 (Call 11/01/27)	$150	$180,200

		1,101,567

Indiana — 1.0%
City of Indianapolis Department of Public Utilities Water System Revenue RB, Series A, 5.00%, 10/01/28	30	38,654
Indiana Finance Authority RB
Series C, 5.00%, 02/01/28	80	102,597
Series C, 5.00%, 06/01/28 (Call 12/01/26)	100	123,996
Series R, 5.00%, 02/01/28	125	160,307
Indianapolis Local Public Improvement Bond Bank RB, Series E, 5.00%, 01/01/28 (PR 01/01/26)	175	211,754

		637,308

Iowa — 0.3%
Iowa Finance Authority RB, Series A, 5.00%, 08/01/31 (Call 08/01/28)	120	154,821
State of Iowa RB, Series A, 5.00%, 06/01/28 (Call 06/01/26)	30	36,529

		191,350

Kansas — 0.4%
Sedgwick County Unified School District No. 266 Maize GO, Series A, 4.00%, 09/01/28 (Call 09/01/27)	50	60,032
State of Kansas Department of Transportation RB, Series A, 5.00%, 09/01/28 (Call 09/01/27)	145	183,340

		243,372

Louisiana — 1.2%
State of Louisiana GO
Series B, 5.00%, 08/01/28 (Call 08/01/26)	110	134,454
Series B, 5.00%, 10/01/28 (Call 10/01/27)	150	189,738
State of Louisiana RB, Series A, 5.00%, 09/01/29 (Call 09/01/28)	310	401,431

		725,623

Maine — 0.7%
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/28 (Call 09/01/26)	80	97,601
Series A, 5.00%, 11/01/28	35	45,617
Series C, 5.00%, 11/01/28 (Call 11/01/27)	75	94,794
State of Maine GO
Series B, 5.00%, 06/01/28	120	154,934
Series D, 5.00%, 06/01/28	40	51,645

		444,591

Maryland — 5.3%
City of Baltimore MD GO, Series A, 5.00%, 10/15/28	30	39,112
County of Anne Arundel MD GOL
5.00%, 10/01/28	150	195,642
5.00%, 10/01/28 (Call 10/01/27)	140	177,189
County of Howard MD GO
Series A, 5.00%, 08/15/28	220	285,925
Series D, 5.00%, 02/15/28	75	96,330
County of Montgomery MD GO
Series A, 5.00%, 11/01/28	265	346,506
Series A, 5.00%, 11/01/29 (Call 11/01/28)	130	168,645
County of Prince George’s MD GOL
Series A, 4.00%, 07/15/32 (Call 07/15/28)	200	241,794
Series A, 5.00%, 07/15/31 (Call 07/15/28)	150	191,967
Series B, 5.00%, 09/15/28	100	130,377
State of Maryland Department of Transportation RB
4.00%, 05/01/30 (Call 05/01/28)	45	53,966
5.00%, 09/01/28 (Call 09/01/27)	110	138,775
5.00%, 10/01/28 (Call 10/01/26)	190	232,753

Security	Par (000)	Value

Maryland (continued)
State of Maryland GO
First Series, 5.00%, 03/15/28	$55	$70,743
Second Series, 5.00%, 08/01/29 (Call 08/01/28)	185	238,809
Second Series, 5.00%, 08/01/30 (Call 08/01/28)	65	83,457
Series A, 5.00%, 03/15/29 (Call 03/15/28)	125	159,951
Series A, 5.00%, 03/15/30 (Call 03/15/28)	125	159,004
Washington Suburban Sanitary Commission RB
5.00%, 06/01/28 (GTD)	125	161,988
5.00%, 06/01/30 (Call 06/01/28)	125	159,816

		3,332,749

Massachusetts — 2.6%
Commonwealth of Massachusetts GOL
Series B, 5.00%, 07/01/28	195	252,410
Series B, 5.00%, 01/01/30 (Call 01/01/28)	185	235,294
Series B, 5.25%, 08/01/28	100	131,445
Series C, 5.00%, 05/01/28	100	128,940
Massachusetts Bay Transportation Authority RB, Series A, 5.25%, 07/01/28	250	327,339
Massachusetts Department of Transportation RB, Series A, 0.00%, 01/01/28 (NPFGC)(a)	50	46,043
Massachusetts Health & Educational Facilities Authority RB, Series M, 5.25%, 07/01/28	100	131,587
Massachusetts Water Resources Authority RB
Series B, 5.00%, 08/01/28 (Call 08/01/26)	100	122,404
Series B, 5.25%, 08/01/28 (AGM)	60	78,867
University of Massachusetts Building Authority RB, Series 2019-1, 5.00%, 05/01/28	150	192,820

		1,647,149

Michigan — 0.9%
Great Lakes Water Authority Water Supply System Revenue RB, Series C, 5.00%, 07/01/28 (Call 07/01/26)	35	42,744
Michigan Finance Authority RB
5.00%, 10/01/28	45	58,580
5.00%, 10/01/30 (Call 10/01/28)	50	65,048
Series B, 5.00%, 10/01/28 (Call 10/01/26)	115	142,546
Michigan State Building Authority RB, Series I, 5.00%, 04/15/28	100	128,802
Michigan State University RB, Series B, 5.00%, 02/15/28	85	108,526

		546,246

Minnesota — 1.6%
Metropolitan Council GO, Series C, 4.00%, 03/01/28 (Call 03/01/27)	25	29,664
Minneapolis-St Paul Metropolitan Airports Commission RB, Series A, 5.00%, 01/01/28 (Call 01/01/27)	80	98,292
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/28 (Call 03/01/26)	100	121,191
State of Minnesota GO
Series A, 5.00%, 10/01/28 (Call 10/01/27)	100	126,850
Series A, 5.00%, 08/01/29 (Call 08/01/28)	190	245,726
Series A, 5.00%, 08/01/32 (Call 08/01/28)	200	256,759
Series B, 5.00%, 10/01/28 (Call 10/01/27)	90	114,165

		992,647

Mississippi — 0.4%
State of Mississippi GO, Series A, 5.00%, 10/01/28 (Call 10/01/27)	185	234,143

Missouri — 0.5%
City of Kansas City MO Sanitary Sewer System Revenue RB, Series A, 5.00%, 01/01/29 (Call 01/01/28)	105	133,161

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri (continued)
Missouri State Board of Public Buildings RB, Series B, 4.00%, 10/01/28	$125	$153,444

		286,605

Nebraska — 0.6%
Omaha Public Power District RB, Series A, 5.00%, 02/01/28 (Call 02/01/26)	125	150,395
University of Nebraska Facilities Corp. RB
5.00%, 07/15/28	55	70,944
5.00%, 07/15/30 (Call 07/15/28)	135	171,630

		392,969

Nevada — 2.6%
Clark County School District GOL, Series C, 5.00%, 06/15/28 (Call 12/15/27)	145	180,869
County of Clark NV GOL
5.00%, 12/01/30 (Call 12/01/28)	150	192,054
5.00%, 12/01/31 (Call 12/01/28)	165	210,481
County of Clark NV RB, Series B, 5.00%, 07/01/28	250	321,994
County of Washoe NV RB, 5.00%, 02/01/28	195	246,995
State of Nevada GOL
Series A, 5.00%, 04/01/28	40	51,164
Series A, 5.00%, 05/01/28	75	96,116
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/28 (Call 06/01/26)	100	121,330
5.00%, 12/01/30 (Call 06/01/28)	145	183,638

		1,604,641

New Hampshire — 0.1%
State of New Hampshire GO, Series A, 5.00%, 12/01/31 (Call 12/01/28)	50	64,410

New Jersey — 1.9%
New Jersey Economic Development Authority RB, 5.00%, 06/15/28	60	75,501
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/30 (Call 12/15/28)	75	94,502
Series A, 5.00%, 06/15/28 (Call 06/15/26)	100	119,946
New Jersey Turnpike Authority RB
Series B, 5.00%, 01/01/32 (Call 01/01/28)	165	203,714
Series E, 5.00%, 01/01/29 (Call 01/01/28)	100	125,348
State of New Jersey GO
5.00%, 06/01/28 (Call 06/01/27)	135	167,155
Series A, 5.00%, 06/01/28	300	382,827

		1,168,993

New Mexico — 0.3%
New Mexico Finance Authority RB
5.00%, 06/15/28	100	128,586
Series D, 5.00%, 06/01/29 (Call 06/01/28)	50	64,099

		192,685

New York — 11.0%
City of New York NY GO
Series A, 5.00%, 08/01/28 (Call 08/01/27)	25	31,387
Series A, 5.00%, 08/01/29 (Call 02/01/28)	110	138,370
Series A-2, 5.00%, 08/01/29 (Call 02/01/28)	100	125,791
Series C, 5.00%, 08/01/28 (Call 02/01/27)	100	123,548
Series C, 5.00%, 08/01/29 (Call 02/01/28)	195	245,292
Series D, 5.00%, 08/01/28 (Call 02/01/26)	210	252,533
Series E, 5.00%, 08/01/28	85	108,926
Long Island Power Authority RB
5.00%, 09/01/29 (Call 09/01/28)	165	213,394
Series A, 0.00%, 12/01/28 (AGM)(a)	170	150,578

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority RB
Series B, 5.00%, 11/15/28	$335	$427,235
Series C-1, 5.00%, 11/15/29 (Call 05/15/28)	290	361,882
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-2A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	100	127,102
Series S-2A, 5.00%, 07/15/32 (Call 07/15/28)	100	126,636
Series S-4A, 5.00%, 07/15/28 (SAW)	35	45,048
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	120	152,522
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/28	110	142,441
Series A1, 5.00%, 08/01/32 (Call 08/01/28)	50	63,230
Series C-1, 5.00%, 11/01/28	25	32,373
New York City Water & Sewer System RB
5.00%, 06/15/28	65	84,101
5.00%, 06/15/28 (Call 06/15/27)	100	125,553
Series CC-1, 5.00%, 06/15/28	75	97,039
New York State Dormitory Authority RB
Series A, 5.00%, 02/15/28 (Call 02/15/27)	175	216,680
Series A, 5.00%, 03/15/28	50	63,793
Series A, 5.00%, 03/15/28 (Call 09/15/26)	30	36,869
Series A, 5.00%, 03/15/29 (Call 03/15/28)	125	159,759
Series A, 5.00%, 07/01/29 (Call 07/01/28)	170	216,858
Series A, 5.00%, 03/15/31 (Call 03/15/28)	40	50,534
Series A, 5.00%, 03/15/32 (Call 03/15/28)	110	138,546
Series A, 5.00%, 03/15/32 (Call 09/15/28)	95	121,457
Series B, 5.00%, 02/15/28 (Call 08/15/27)	300	377,483
Series C, 5.00%, 03/15/29 (Call 03/15/28)	175	223,662
Series C, 5.00%, 03/15/31 (Call 03/15/28)	40	50,534
Series C, 5.00%, 03/15/32 (Call 03/15/28)	60	75,570
New York State Environmental Facilities Corp. RB
5.00%, 06/15/28 (Call 06/15/27)	40	50,494
Series B, 5.00%, 06/15/32 (Call 06/15/28)	75	96,137
New York State Thruway Authority RB
Series L, 5.00%, 01/01/30 (Call 01/01/28)	230	289,807
Series L, 5.00%, 01/01/31 (Call 01/01/28)	100	125,383
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/28 (Call 03/15/26)	175	211,122
Series C-2, 5.00%, 03/15/28 (Call 09/15/27)	100	126,658
Port Authority of New York & New Jersey RB
Series 205TH, 5.00%, 11/15/28 (Call 11/15/27)	120	152,245
Series 209TH, 5.00%, 07/15/30 (Call 07/15/28)	100	127,930
Series 211TH, 5.00%, 09/01/32 (Call 09/01/28)	115	146,745
Triborough Bridge & Tunnel Authority RB
Series B, 0.00%, 11/15/28(a)	155	139,722
Series B, 5.00%, 11/15/28	240	311,839
Series C-1, 5.00%, 11/15/28	45	58,470
Utility Debt Securitization Authority RB, Series A, 5.00%, 06/15/28 (Call 06/15/26)	150	183,713

		6,926,991

North Carolina — 2.1%
City of Charlotte NC GO, Series A, 5.00%, 06/01/28	115	149,121
County of Guilford NC GO, Series B, 5.00%, 05/01/28 (Call 05/01/27)	100	125,559
County of Wake NC GO
Series A, 5.00%, 04/01/28	15	19,361
Series A, 5.00%, 03/01/31 (Call 03/01/28)	100	126,967
County of Wake NC RB, Series A, 5.00%, 12/01/28 (Call 12/01/26)	65	80,264

102	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
North Carolina State University at Raleigh RB, 5.00%, 10/01/28	$65	$84,615
State of North Carolina GO
Series A, 5.00%, 06/01/28	120	155,509
Series A, 5.00%, 06/01/29 (Call 06/01/28)	150	192,770
State of North Carolina RB
5.00%, 03/01/28	175	223,812
Series B, 5.00%, 05/01/28 (Call 05/01/27)	150	187,338

		1,345,316

Ohio — 2.9%
City of Columbus OH GO, Series A, 5.00%, 04/01/31 (Call 10/01/28)	400	515,599
Ohio Turnpike & Infrastructure Commission RB, Series A, 5.00%, 02/15/28 (Call 02/15/27)	75	92,911
Ohio Water Development Authority RB
5.00%, 06/01/28 (Call 03/01/28)	70	89,999
5.00%, 12/01/28 (Call 12/01/26)	50	62,369
Series A, 5.00%, 06/01/28	120	155,221
State of Ohio GO
Series B, 5.00%, 09/01/28	130	168,806
Series B, 5.00%, 09/15/28	40	51,985
Series S, 5.00%, 05/01/28 (Call 05/01/26)	260	315,852
Series V, 5.00%, 05/01/32 (Call 05/01/28)	50	63,455
State of Ohio RB
Series A, 5.00%, 04/01/28	115	146,831
Series C, 5.00%, 12/01/28 (Call 12/01/26)	135	166,057

		1,829,085

Oklahoma — 0.1%
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/28	25	32,159
Oklahoma Department of Transportation RB, Series A, 5.00%, 09/01/28	50	63,822

		95,981

Oregon — 1.1%
City of Portland OR GOL, Series B, 5.00%, 06/15/29 (Call 06/15/28)	145	187,202
City of Portland OR Sewer System Revenue RB, Series A, 5.00%, 05/01/28 (Call 05/01/26)	100	121,317
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/28 (GTD)(a)	90	82,306
State of Oregon GO
Series A, 5.00%, 05/01/28	40	51,576
Series D, 5.00%, 06/01/28	155	200,247
Series Q, 5.00%, 05/01/28 (Call 05/01/26)	60	72,757

		715,405

Pennsylvania — 2.4%
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 11/01/28 (Call 11/01/27)	100	127,407
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/28 (Call 01/01/27)	250	309,030
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	250	307,390
Series 1, 5.00%, 02/01/28 (Call 02/01/26)	140	168,573
County of Chester PA GO, Series A, 4.00%, 07/15/28 (Call 07/15/26)	75	87,943
Pennsylvania Turnpike Commission RB
Second Series, 5.00%, 12/01/28 (Call 12/01/27)	45	56,629
Series A, 5.25%, 07/15/28 (AGM)	320	418,080
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%, 09/01/28 (Call 09/01/27) (AGM)	30	37,448

		1,512,500

Security	Par (000)	Value

Rhode Island — 0.2%
State of Rhode Island GO, Series B, 5.00%, 08/01/28 (Call 08/01/27)	$125	$157,543

South Carolina — 0.9%
County of Beaufort SC GO, Series A, 5.00%, 02/01/28 (Call 02/01/27) (SAW)	120	148,891
County of Charleston SC GO, Series B, 5.00%, 11/01/28	100	130,672
South Carolina Transportation Infrastructure Bank RB, Series A, 5.00%, 10/01/29 (Call 10/01/28)	130	165,766
State of South Carolina GO, Series A, 5.00%, 04/01/28 (Call 10/01/27) (SAW)	110	139,718

		585,047

Tennessee — 2.1%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%, 02/01/28 (Call 02/01/26)	100	119,746
City of Memphis TN Sanitary Sewerage System Revenue RB, Series B, 5.00%, 10/01/28	190	247,019
County of Hamilton TN GO, Series A, 5.00%, 04/01/28	50	64,343
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/28 (Call 05/15/27)	60	75,010
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 01/01/28 (Call 07/01/26)	85	99,176
5.00%, 01/01/28 (Call 07/01/26)	170	207,528
5.00%, 07/01/32 (Call 07/01/28)	40	50,826
State of Tennessee GO, Series A, 5.00%, 02/01/32 (Call 02/01/28)	75	94,551
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/28 (Call 11/01/27)	50	63,304
Series B, 5.00%, 11/01/28 (Call 11/01/27)	220	278,538

		1,300,041

Texas — 12.1%
Aldine Independent School District GO, 5.00%, 02/15/28 (Call 02/15/27) (PSF)	90	111,723
Alvin Independent School District/TX GO, Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF)	95	114,820
Austin Independent School District GO
5.00%, 08/01/28 (Call 08/01/26) (PSF)	100	123,055
5.00%, 08/01/31 (Call 08/01/28) (PSF)	200	258,035
Board of Regents of the University of Texas System RB, Series H, 5.00%, 08/15/28 (Call 08/15/26)	75	91,607
City of Austin TX GOL, 5.00%, 09/01/28	235	305,539
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/28 (Call 11/15/26)	175	216,821
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/28 (Call 10/01/27)	150	190,814
Series C, 5.00%, 10/01/29 (Call 10/01/28)	50	64,413
City of Houston TX Combined Utility System Revenue RB
Series A, 0.00%, 12/01/28 (AGM)(a)	120	108,716
Series B, 5.00%, 11/15/28 (Call 11/15/27)	105	132,680
Series D, 5.00%, 11/15/30 (Call 11/15/28)	145	186,303
City of Houston TX GOL, Series A, 5.00%, 03/01/28	150	191,495
City of Lewisville TX GOL, 5.00%, 02/15/30 (Call 02/15/28)	75	94,259
City of San Antonio TX Electric & Gas Systems Revenue RB
4.00%, 02/01/28 (Call 08/01/26)	50	58,326
5.00%, 02/01/28	60	76,630
5.00%, 02/01/28 (Call 08/01/26)	100	121,903
City of San Antonio TX GOL
5.00%, 08/01/28	75	96,839
5.00%, 08/01/28 (Call 08/01/27)	85	106,952

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Fort Bend Independent School District GO
Series B, 4.00%, 02/15/32 (Call 02/15/28) (PSF)	$60	$71,577
Series C, 5.00%, 08/15/28 (PSF)	50	64,696
Frisco Independent School District GO, 5.00%, 08/15/28 (PSF)	300	388,667
Grand Parkway Transportation Corp. RB, Series A, 5.00%, 10/01/30 (Call 04/01/28)	130	163,966
Grand Prairie Independent School District GO, Series A, 5.00%, 02/15/28 (Call 08/15/26) (PSF)	50	61,188
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/32 (Call 02/15/28)	105	131,612
Houston Independent School District GOL, 5.00%, 07/15/29 (Call 07/15/28)	100	128,873
Katy Independent School District GO, 5.00%, 02/15/31 (Call 02/15/28) (PSF)	100	126,515
Killeen Independent School District GO, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	115	146,169
Klein Independent School District GO, 5.00%, 08/01/28 (Call 08/01/26) (PSF)	65	80,175
Laredo Independent School District GO, 5.00%, 08/01/28 (Call 08/01/27) (PSF)	110	138,332
Leander Independent School District GO, Series A, 5.00%, 08/15/31 (Call 02/15/28) (PSF)	190	239,981
Lewisville Independent School District GO, 5.00%, 08/15/32 (Call 08/15/28) (PSF)	100	127,782
Lone Star College System GOL, 5.00%, 02/15/28 (Call 02/15/26)	15	18,027
North Texas Municipal Water District RB, 5.00%, 06/01/28 (Call 06/01/26)	95	115,634
North Texas Tollway Authority RB
First Series, 0.00%, 01/01/28(a)	220	203,394
Series B, 5.00%, 01/01/28	170	213,543
Northside Independent School District GO, 5.00%, 08/15/28 (Call 08/15/27) (PSF)	150	189,341
Pflugerville Independent School District GO, Series A, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	55	69,907
Richardson Independent School District GO, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	200	254,207
Round Rock Independent School District GO
5.00%, 08/01/31 (Call 08/01/28) (PSF)	105	135,128
Series A, 5.00%, 08/01/28 (PSF)	145	187,457
San Antonio Independent School District/TX GO
5.00%, 08/15/29 (Call 08/15/28) (PSF)	100	129,198
5.00%, 08/15/32 (Call 08/15/28) (PSF)	200	256,210
Spring Independent School District GO, 5.00%, 08/15/32 (Call 08/15/28) (PSF)	45	57,502
State of Texas GO, Series A, 5.00%, 08/01/29 (Call 08/01/28)	150	193,021
Temple Independent School District/TX GO, 4.00%, 02/01/28 (Call 02/01/27) (PSF)	110	129,763
Texas A&M University RB, Series E, 5.00%, 05/15/28 (Call 05/15/27)	100	125,150
Texas Water Development Board RB
Series A, 5.00%, 10/15/31 (Call 04/15/28)	100	127,177
Series B, 5.00%, 04/15/28	100	128,880
Series B, 5.00%, 10/15/29 (Call 10/15/28)	35	45,389
Series B, 5.00%, 04/15/31 (Call 10/15/28)	85	109,811
Series B, 5.00%, 10/15/31 (Call 10/15/28)	200	258,130
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/32 (Call 08/01/28)	100	126,380

		7,593,712

Security	Par (000)	Value

Utah — 1.2%
Alpine School District/UT GO, Series B, 5.00%, 03/15/28 (Call 03/15/27) (GTD)	$75	$93,602
City of Provo UT GO, 5.00%, 02/01/30 (Call 08/01/28)	100	128,205
Salt Lake City Corp. RB, 5.00%, 02/01/28 (Call 02/01/27)	125	155,493
State of Utah GO, 5.00%, 07/01/28	155	201,009
University of Utah (The) RB, Series B-1, 5.00%, 08/01/28 (Call 08/01/27) (SAP)	125	157,456
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/28 (Call 03/01/27)	35	43,297

		779,062

Virginia — 3.9%
Commonwealth of Virginia GO, Series A, 5.00%, 06/01/30 (Call 06/01/28)	220	283,364
County of Arlington VA GO, 5.00%, 08/15/29 (Call 08/15/28)	125	162,728
County of Chesterfield VA GO, Series A, 5.00%, 01/01/29 (Call 01/01/28) (SAW)	55	70,201
County of Fairfax VA GO
Series A, 5.00%, 10/01/28 (Call 04/01/27) (SAW)	50	62,696
Series A, 5.00%, 10/01/28 (Call 04/01/28) (SAW)	25	32,068
Series A, 5.00%, 10/01/30 (Call 04/01/28) (SAW)	100	128,198
Hampton Roads Transportation Accountability Commission RB, Series A, 5.00%, 07/01/28	155	200,509
Virginia College Building Authority RB
5.00%, 02/01/28 (Call 02/01/27)	110	137,186
Series A, 5.00%, 09/01/28 (Call 09/01/26) (ST INTERCEPT)	75	91,985
Series A, 5.00%, 09/01/28 (PR 09/01/26) (ST INTERCEPT)	5	6,142
Series B, 5.00%, 02/01/28	55	70,410
Series E, 5.00%, 02/01/29 (Call 02/01/28)	160	204,149
Series E, 5.00%, 02/01/30 (Call 02/01/28)	130	164,700
Virginia Commonwealth Transportation Board RB, 5.00%, 03/15/32 (Call 09/15/28)	85	108,810
Virginia Public Building Authority RB, Series A, 5.00%, 08/01/28	200	259,051
Virginia Public School Authority RB
5.00%, 03/01/28 (SAW)	20	25,747
Series B, 5.00%, 08/01/28 (Call 08/01/27) (SAW)	165	208,072
Virginia Resources Authority RB
Series A, 5.00%, 11/01/28	80	104,470
Series A, 5.00%, 11/01/30 (Call 11/01/28)	115	150,031

		2,470,517

Washington — 4.8%
Auburn School District No. 408 of King & Pierce Counties GO, 5.00%, 12/01/28 (Call 12/01/27) (GTD)	40	50,833
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/28 (Call 11/01/26)	100	123,278
City of Everett WA Water & Sewer Revenue RB, 5.00%, 12/01/28 (Call 12/01/26)	50	61,380
City of Seattle WA Drainage & Wastewater Revenue RB, 4.00%, 07/01/28 (Call 07/01/27)	150	179,130
City of Seattle WA Municipal Light & Power Revenue RB 5.00%, 04/01/28	125	160,372
Series B, 5.00%, 04/01/28 (Call 04/01/26)	70	84,749
Series C, 4.00%, 10/01/28 (Call 10/01/26)	30	35,077
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/28 (Call 01/01/27)	30	37,140
Clark County School District No. 37 Vancouver GO, 5.00%, 12/01/28 (GTD)	130	169,298
County of King WA Sewer Revenue RB
Series B, 5.00%, 07/01/28	100	129,199
Series B, 5.00%, 07/01/29 (Call 07/01/28)	110	140,845

104	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
County of Spokane WA GOL, Series B, 5.00%, 12/01/28	$130	$169,409
Energy Northwest RB
5.00%, 07/01/28	330	426,623
Series A, 5.00%, 07/01/28 (Call 07/01/27)	50	62,883
Series C, 5.00%, 07/01/30 (Call 07/01/28)	125	160,455
King & Snohomish Counties School District No. 417 Northshore GO, 5.00%, 12/01/29 (Call 06/01/28) (GTD)	125	159,665
King County School District No. 405 Bellevue GO, 5.00%, 12/01/28 (Call 12/01/26) (GTD)	10	12,362
King County School District No. 414 Lake Washington GO, 4.00%, 12/01/28 (Call 06/01/26) (GTD)	50	58,028
State of Washington GO
Series 2017-A, 5.00%, 08/01/28 (Call 08/01/26)	120	147,596
Series B, 5.00%, 08/01/28 (Call 08/01/26)	90	110,697
Series C, 0.00%, 06/01/28 (NPFGC)(a)	75	69,083
Series C, 5.00%, 02/01/30 (Call 02/01/28)	125	158,365
Series D, 5.00%, 02/01/31 (Call 02/01/28)	80	100,874
Series R, 5.00%, 08/01/28 (Call 08/01/26)	130	159,895
Washington State University RB, 5.00%, 10/01/28 (Call 04/01/26)	50	59,989

		3,027,225

West Virginia — 1.2%
State of West Virginia GO
Series A, 5.00%, 06/01/28	60	77,995
Series B, 5.00%, 06/01/31 (Call 06/01/28)	235	300,706
Series B, 5.00%, 12/01/32 (Call 06/01/28)	75	95,536
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/28 (Call 09/01/27)	160	200,843

Security	Par/ Shares (000)	Value

West Virginia (continued)
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/30 (Call 07/01/28)	$75	$95,974

		771,054

Wisconsin — 0.5%
State of Wisconsin GO
Series 2, 5.00%, 11/01/28 (Call 05/01/26)	125	151,989
Series 3, 5.00%, 11/01/28 (Call 05/01/27)	125	156,340

		308,329

Total Municipal Debt Obligations — 98.7% (Cost: $ 60,414,131)		62,054,500

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Liquidity Funds: MuniCash, 0.01%(b)(c)	119	118,988

Total Short-Term Investments — 0.2% (Cost: $ 118,977)		118,988

Total Investments in Securities — 98.9% (Cost: $ 60,533,108)		62,173,488

Other Assets, Less Liabilities — 1.1%		670,376

Net Assets — 100.0%		$62,843,864

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$282,394	$—	$(163,440	)(a)	$5	$29	$118,988	119	$13	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$62,054,500	$—	$62,054,500
Money Market Funds	118,988	—	—	118,988

	$118,988	$62,054,500	$—	$62,173,488

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	105

Statements of Assets and Liabilities (unaudited)

April 30, 2021

	iShares iBonds Dec 2021 Term Muni Bond ETF	iShares iBonds Dec 2022 Term Muni Bond ETF	iShares iBonds Dec 2023 Term Muni Bond ETF	iShares iBonds Dec 2024 Term Muni Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$313,418,507	$374,949,974	$313,320,260	$221,616,684
Affiliated(b)	630,593	282,355	351,752	84,062
Receivables:
Dividends	7	6	7	6
Interest	4,189,555	5,023,374	4,101,095	2,733,295

Total assets	318,238,662	380,255,709	317,773,114	224,434,047

LIABILITIES
Payables:
Investments purchased	2,250,003	—	—	66,709
Capital shares redeemed	3,852,947	—	—	—
Investment advisory fees	47,003	56,169	46,506	32,584

Total liabilities	6,149,953	56,169	46,506	99,293

NET ASSETS	$312,088,709	$380,199,540	$317,726,608	$224,334,754

NET ASSETS CONSIST OF:
Paid-in capital	$311,121,024	$374,104,258	$309,979,630	$218,903,841
Accumulated earnings	967,685	6,095,282	7,746,978	5,430,913

NET ASSETS	$312,088,709	$380,199,540	$317,726,608	$224,334,754

Shares outstanding	12,150,000	14,450,000	12,150,000	8,300,000

Net asset value	$25.69	$26.31	$26.15	$27.03

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — Unaffiliated	$312,682,121	$369,288,449	$305,887,287	$216,369,513
(b) Investments, at cost — Affiliated	$630,562	$282,317	$351,731	$84,037

See notes to financial statements.

106	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

April 30, 2021

	iShares iBonds Dec 2025 Term Muni Bond ETF	iShares iBonds Dec 2026 Term Muni Bond ETF	iShares iBonds Dec 2027 Term Muni Bond ETF	iShares iBonds Dec 2028 Term Muni Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$147,918,302	$101,198,274	$47,849,795	$62,054,500
Affiliated(b)	287,787	268,104	308,234	118,988
Receivables:
Capital shares sold	2,801,546	2,693,870	—	—
Dividends	4	4	2	1
Interest	1,740,922	1,151,954	564,098	679,574

Total assets	152,748,561	105,312,206	48,722,129	62,853,063

LIABILITIES
Payables:
Investments purchased	2,837,142	2,976,197	—	—
Investment advisory fees	21,685	14,244	6,921	9,199

Total liabilities	2,858,827	2,990,441	6,921	9,199

NET ASSETS	$149,889,734	$102,321,765	$48,715,208	$62,843,864

NET ASSETS CONSIST OF:
Paid-in capital	$146,772,151	$100,996,057	$47,710,653	$61,142,244
Accumulated earnings	3,117,583	1,325,708	1,004,555	1,701,620

NET ASSETS	$149,889,734	$102,321,765	$48,715,208	$62,843,864

Shares outstanding	5,350,000	3,800,000	1,800,000	2,300,000

Net asset value	$28.02	$26.93	$27.06	$27.32

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — Unaffiliated	$144,898,369	$99,961,548	$46,883,520	$60,414,131
(b) Investments, at cost — Affiliated	$287,762	$268,095	$308,225	$118,977

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	107

Statements of Operations (unaudited)

Six Months Ended April 30, 2021

	iShares iBonds Dec 2021 Term Muni Bond ETF	iShares iBonds Dec 2022 Term Muni Bond ETF	iShares iBonds Dec 2023 Term Muni Bond ETF	iShares iBonds Dec 2024 Term Muni Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$66	$38	$37	$37
Interest — Unaffiliated	2,190,639	2,717,859	2,095,214	1,166,286

Total investment income	2,190,705	2,717,897	2,095,251	1,166,323

EXPENSES
Investment advisory fees	284,096	331,812	265,216	180,598
Miscellaneous	173	173	173	—

Total expenses	284,269	331,985	265,389	180,598

Net investment income	1,906,436	2,385,912	1,829,862	985,725

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	87	4,821	—	—
Investments — Affiliated	24	23	42	404

Net realized gain	111	4,844	42	404

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(1,601,213)	(1,118,798)	(260,546)	131,333
Investments — Affiliated	33	13	21	7

Net change in unrealized appreciation (depreciation)	(1,601,180)	(1,118,785)	(260,525)	131,340

Net realized and unrealized gain (loss)	(1,601,069)	(1,113,941)	(260,483)	131,744

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$305,367	$1,271,971	$1,569,379	$1,117,469

See notes to financial statements.

108	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended April 30, 2021

	iShares iBonds Dec 2025 Term Muni Bond ETF	iShares iBonds Dec 2026 Term Muni Bond ETF	iShares iBonds Dec 2027 Term Muni Bond ETF	iShares iBonds Dec 2028 Term Muni Bond ETF

INVESTMENT INCOME

Dividends — Affiliated	$28	$29	$13	$13

Interest — Unaffiliated	670,736	369,468	247,508	381,493

Total investment income	670,764	369,497	247,521	381,506

EXPENSES

Investment advisory fees	121,784	71,699	38,294	51,668

Total expenses	121,784	71,699	38,294	51,668

Net investment income	548,980	297,798	209,227	329,838

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) from:

Investments — Unaffiliated	(156)	36,425	—	—

Investments — Affiliated	722	415	9	5

Net realized gain	566	36,840	9	5

Net change in unrealized appreciation (depreciation) on:

Investments — Unaffiliated	1,397	160,141	140,057	317,549

Investments — Affiliated	13	8	18	29

Net change in unrealized appreciation (depreciation)	1,410	160,149	140,075	317,578

Net realized and unrealized gain	1,976	196,989	140,084	317,583

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$550,956	$494,787	$349,311	$647,421

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	109

Statements of Changes in Net Assets

	iShares iBonds Dec 2021 Term Muni Bond ETF		iShares iBonds Dec 2022 Term Muni Bond ETF

	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,906,436	$4,215,573	$2,385,912	$4,870,357
Net realized gain	111	37,854	4,844	209,008
Net change in unrealized appreciation (depreciation)	(1,601,180)	213,547	(1,118,785)	2,457,340

Net increase in net assets resulting from operations	305,367	4,466,974	1,271,971	7,536,705

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,997,580)	(4,244,636)	(2,352,116)	(4,862,022)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,609,315	11,745,277	25,050,406	23,921,687

NET ASSETS
Total increase in net assets	917,102	11,967,615	23,970,261	26,596,370
Beginning of period	311,171,607	299,203,992	356,229,279	329,632,909

End of period	$312,088,709	$311,171,607	$380,199,540	$356,229,279

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

110	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2023 Term Muni Bond ETF		iShares iBonds Dec 2024 Term Muni Bond ETF

	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,829,862	$3,586,543	$985,725	$1,849,562
Net realized gain	42	504	404	34,786
Net change in unrealized appreciation (depreciation)	(260,525)	3,248,369	131,340	2,730,210

Net increase in net assets resulting from operations	1,569,379	6,835,416	1,117,469	4,614,558

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,796,336)	(3,587,443)	(947,046)	(1,817,422)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	41,874,903	57,454,207	44,597,898	72,555,112

NET ASSETS
Total increase in net assets	41,647,946	60,702,180	44,768,321	75,352,248
Beginning of period	276,078,662	215,376,482	179,566,433	104,214,185

End of period	$317,726,608	$276,078,662	$224,334,754	$179,566,433

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	111

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2025 Term Muni Bond ETF		iShares iBonds Dec 2026 Term Muni Bond ETF

	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$548,980	$889,945	$297,798	$381,725
Net realized gain	566	260	36,840	75
Net change in unrealized appreciation (depreciation)	1,410	2,039,084	160,149	991,014

Net increase in net assets resulting from operations	550,956	2,929,289	494,787	1,372,814

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(523,924)	(867,929)	(279,873)	(362,847)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	30,842,061	73,551,989	39,110,340	41,275,138

NET ASSETS
Total increase in net assets	30,869,093	75,613,349	39,325,254	42,285,105
Beginning of period	119,020,641	43,407,292	62,996,511	20,711,406

End of period	$149,889,734	$119,020,641	$102,321,765	$62,996,511

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

112	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2027 Term Muni Bond ETF		iShares iBonds Dec 2028 Term Muni Bond ETF

	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$209,227	$298,174	$329,838	$507,203
Net realized gain (loss)	9	133	5	(126)
Net change in unrealized appreciation (depreciation)	140,075	755,863	317,578	1,272,467

Net increase in net assets resulting from operations	349,311	1,054,170	647,421	1,779,544

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(198,693)	(282,146)	(318,026)	(476,982)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	10,877,354	20,037,907	10,989,117	25,426,696

NET ASSETS
Total increase in net assets	11,027,972	20,809,931	11,318,512	26,729,258
Beginning of period	37,687,236	16,877,305	51,525,352	24,796,094

End of period	$48,715,208	$37,687,236	$62,843,864	$51,525,352

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	113

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBonds Dec 2021 Term Muni Bond ETF

	Six Months Ended 04/30/21 (unaudited)		Year Ended 10/31/20		Year Ended 10/31/19		Year Ended 10/31/18		Year Ended 10/31/17		Year Ended 10/31/16

Net asset value, beginning of period	$25.82		$25.79		$25.22		$25.76		$25.84		$25.47

Net investment income(a)	0.15		0.36		0.37		0.34		0.32		0.32
Net realized and unrealized gain (loss)(b)		(0.12)	0.03		0.57		(0.55)		(0.10)		0.37

Net increase (decrease) from investment operations	0.03		0.39		0.94		(0.21)		0.22		0.69

Distributions(c)
From net investment income		(0.16)	(0.36)		(0.37)		(0.33)		(0.30)		(0.32)

Total distributions		(0.16)	(0.36)		(0.37)		(0.33)		(0.30)		(0.32)

Net asset value, end of period	$25.69		$25.82		$25.79		$25.22		$25.76		$25.84

Total Return
Based on net asset value	0.12	%(d)	1.53%		3.74%		(0.83)%		0.86%		2.73%

Ratios to Average Net Assets
Total expenses	0.18	%(e)	0.18%		0.18%		0.18%		0.18%		0.25%

Total expenses after fees waived	0.18	%(e)	0.18%		0.18%		0.18%		0.18%		0.18%

Net investment income	1.21	%(e)	1.39%		1.46%		1.34%		1.24%		1.23%

Supplemental Data
Net assets, end of period (000)	$312,089		$311,172		$299,204		$230,760		$159,735		$68,483

Portfolio turnover rate(f)	12	%(d)	0	%(g)	0	%(g)	0	%(g)	0	%(g)	0	%(g)

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Rounds to less than 1%.

See notes to financial statements.

114	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2022 Term Muni Bond ETF

	Six Months Ended 04/30/21 (unaudited)		Year Ended 10/31/20		Year Ended 10/31/19		Year Ended 10/31/18		Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of period	$26.39		$26.16		$25.29		$25.97		$26.12	$25.46

Net investment income(a)	0.17		0.38		0.41		0.39		0.37	0.35
Net realized and unrealized gain (loss)(b)		(0.08)	0.23		0.86		(0.70)		(0.17)	0.67

Net increase (decrease) from investment operations	0.09		0.61		1.27		(0.31)		0.20	1.02

Distributions(c)
From net investment income		(0.17)	(0.38)		(0.40)		(0.37)		(0.35)	(0.36)

Total distributions		(0.17)	(0.38)		(0.40)		(0.37)		(0.35)	(0.36)

Net asset value, end of period	$26.31		$26.39		$26.16		$25.29		$25.97	$26.12

Total Return
Based on net asset value	0.33	%(d)	2.33%		5.04%		(1.18)%		0.78%	4.02%

Ratios to Average Net Assets
Total expenses	0.18	%(e)	0.18%		0.18%		0.18%		0.18%	0.25%

Total expenses after fees waived	0.18	%(e)	0.18%		0.18%		0.18%		0.18%	0.18%

Net investment income	1.29	%(e)	1.43%		1.56%		1.52%		1.43%	1.35%

Supplemental Data
Net assets, end of period (000)	$380,200		$356,229		$329,633		$232,703		$153,237	$56,164

Portfolio turnover rate(f)	0	%(d)(g)	0	%(g)	0	%(g)	0	%(g)	1%	0	%(g)

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	115

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2023 Term Muni Bond ETF

	Six Months Ended							Period From
	04/30/21		Year Ended	Year Ended		Year Ended		04/11/17	(a)
	(unaudited)		10/31/20	10/31/19		10/31/18		to 10/31/17

Net asset value, beginning of period	$26.17		$25.79	$24.68		$25.41		$25.00

Net investment income(b)	0.16		0.39	0.45		0.43		0.20
Net realized and unrealized gain (loss)(c)		(0.02)	0.38	1.10		(0.78)		0.38

Net increase (decrease) from investment operations	0.14		0.77	1.55		(0.35)		0.58

Distributions(d)
From net investment income		(0.16)	(0.39)		(0.44)	(0.38)			(0.17)

Total distributions		(0.16)	(0.39)		(0.44)	(0.38)			(0.17)

Net asset value, end of period	$26.15		$26.17	$25.79		$24.68		$25.41

Total Return
Based on net asset value	0.54	%(e)	3.02%		6.31%	(1.37)%		2.32	%(e)

Ratios to Average Net Assets
Total expenses	0.18	%(f)	0.18%		0.18%	0.18%		0.18	%(f)

Net investment income	1.24	%(f)	1.49%		1.75%	1.72%		1.40	%(f)

Supplemental Data
Net assets, end of period (000)	$317,727		$276,079	$215,376		$115,977		$25,407

Portfolio turnover rate(g)	0	%(e)	1%	0	%(h)	0	%(h)	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Rounds to less than 1%.

See notes to financial statements.

116	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2024 Term Muni Bond ETF

	Six Months Ended						Period From
	04/30/21		Year Ended		Year Ended		03/20/18	(a)
	(unaudited)		10/31/20		10/31/19		to 10/31/18

Net asset value, beginning of period	$27.00		$26.38		$24.90		$24.98

Net investment income(b)	0.13		0.36		0.48		0.32
Net realized and unrealized gain (loss)(c)	0.03		0.62		1.48			(0.15)

Net increase from investment operations	0.16		0.98		1.96		0.17

Distributions(d)
From net investment income		(0.13)	(0.36)		(0.48)			(0.25)
From net realized gain	—		(0.00	)(e)	—		—

Total distributions		(0.13)	(0.36)		(0.48)			(0.25)

Net asset value, end of period	$27.03		$27.00		$26.38		$24.90

Total Return
Based on net asset value	0.59	%(f)	3.75%		7.91%		0.70	%(f)

Ratios to Average Net Assets
Total expenses	0.18	%(g)	0.18%		0.18%		0.18	%(g)

Net investment income	0.98	%(g)	1.35%		1.85%		2.08	%(g)

Supplemental Data
Net assets, end of period (000)	$224,335		$179,566		$104,214		$23,654

Portfolio turnover rate(h)	0	%(f)	0	%(i)	0	%(i)	0	%(f)(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	117

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2025 Term Muni Bond ETF

	Six Months Ended				Period From

	04/30/21		Year Ended		11/13/18	(a)

	(unaudited)		10/31/20		to 10/31/19

Net asset value, beginning of period	$28.00		$27.13		$25.00

Net investment income(b)	0.11		0.34		0.46
Net realized and unrealized gain(c)	0.02		0.88		2.08

Net increase from investment operations	0.13		1.22		2.54

Distributions(d)
From net investment income		(0.11)		(0.35)		(0.41)

Total distributions		(0.11)		(0.35)		(0.41)

Net asset value, end of period	$28.02		$28.00		$27.13

Total Return
Based on net asset value	0.47	%(e)		4.53%	10.22	%(e)

Ratios to Average Net Assets
Total expenses	0.18	%(f)		0.18%	0.18	%(f)

Net investment income	0.81	%(f)		1.21%	1.76	%(f)

Supplemental Data
Net assets, end of period (000)	$149,890		$119,021		$43,407

Portfolio turnover rate(g)	0	%(e)(h)	0	%(h)	0	%(e)(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Rounds to less than 1%.

See notes to financial statements.

118	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2026 Term Muni Bond ETF

	Six Months Ended			Period From
	04/30/21		Year Ended	04/02/19	(a)
	(unaudited)		10/31/20	to 10/31/19

Net asset value, beginning of period	$26.81		$25.89	$25.00

Net investment income(b)	0.10		0.30	0.21
Net realized and unrealized gain(c)	0.12		0.92	0.87

Net increase from investment operations	0.22		1.22	1.08

Distributions(d)
From net investment income		(0.10)	(0.30)	(0.19)

Total distributions		(0.10)	(0.30)	(0.19)

Net asset value, end of period	$26.93		$26.81	$25.89

Total Return
Based on net asset value	0.81	%(e)	4.80%	4.28	%(e)

Ratios to Average Net Assets
Total expenses	0.18	%(f)	0.18%	0.18	%(f)

Net investment income	0.75	%(f)	1.13%	1.42	%(f)

Supplemental Data
Net assets, end of period (000)	$102,322		$62,997	$20,711

Portfolio turnover rate(g)	2	%(e)	0%	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	119

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2027 Term Muni Bond ETF

	Six Months Ended			Period From
	04/30/21		Year Ended	04/09/19	(a)
	(unaudited)		10/31/20	to 10/31/19

Net asset value, beginning of period	$26.92		$25.97	$25.00

Net investment income(b)	0.13		0.33	0.22
Net realized and unrealized gain(c)	0.14		0.95	0.95

Net increase from investment operations	0.27		1.28	1.17

Distributions(d)
From net investment income		(0.13)	(0.33)		(0.20)

Total distributions		(0.13)	(0.33)		(0.20)

Net asset value, end of period	$27.06		$26.92	$25.97

Total Return
Based on net asset value	1.00	%(e)	5.00%	4.63	%(e)

Ratios to Average Net Assets
Total expenses	0.18	%(f)	0.18%	0.18	%(f)

Net investment income	0.98	%(f)	1.24%	1.53	%(f)

Supplemental Data
Net assets, end of period (000)	$48,715		$37,687	$16,877

Portfolio turnover rate(g)	0	%(e)	0%	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

120	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2028 Term Muni Bond ETF

	Six Months Ended			Period From
	04/30/21		Year Ended	04/16/19	(a)
	(unaudited)		10/31/20	to 10/31/19

Net asset value, beginning of period	$27.12		$26.10	$25.00

Net investment income(b)	0.16		0.36	0.21
Net realized and unrealized gain(c)	0.19		1.00	1.08

Net increase from investment operations	0.35		1.36	1.29

Distributions(d)
From net investment income		(0.15)	(0.34)		(0.19)

Total distributions		(0.15)	(0.34)		(0.19)

Net asset value, end of period	$27.32		$27.12	$26.10

Total Return
Based on net asset value	1.31	%(e)	5.26%	5.15	%(e)

Ratios to Average Net Assets
Total expenses	0.18	%(f)	0.18%	0.18	%(f)

Net investment income	1.15	%(f)	1.33%	1.49	%(f)

Supplemental Data
Net assets, end of period (000)	$62,844		$51,525	$24,796

Portfolio turnover rate(g)	0	%(e)	0%	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	121

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

iBonds Dec 2021 Term Muni Bond	Diversified
iBonds Dec 2022 Term Muni Bond	Diversified
iBonds Dec 2023 Term Muni Bond	Diversified
iBonds Dec 2024 Term Muni Bond(a)	Diversified
iBonds Dec 2025 Term Muni Bond(a)	Diversified
iBonds Dec 2026 Term Muni Bond	Non-diversified
iBonds Dec 2027 Term Muni Bond	Non-diversified
iBonds Dec 2028 Term Muni Bond	Non-diversified

(a)	The Fund’s classification changed from non-diversified to diversified during the reporting period.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income

122	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

N O T E S T O F I N A N C I A L S T A T E M E N T S	123

Notes to Financial Statements (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

iBonds Dec 2021 Term Muni Bond	$—	$3,500,034	$—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

iBonds Dec 2021 Term Muni Bond	$33,586,509	$58,130,900
iBonds Dec 2022 Term Muni Bond	29,721,723	199,349
iBonds Dec 2023 Term Muni Bond	45,522,560	—
iBonds Dec 2024 Term Muni Bond	47,226,414	—
iBonds Dec 2025 Term Muni Bond	32,413,701	17,912
iBonds Dec 2026 Term Muni Bond	41,831,533	1,781,665
iBonds Dec 2027 Term Muni Bond	11,194,315	—
iBonds Dec 2028 Term Muni Bond	11,596,925	—

There were no in-kind transactions for the six months ended April 30, 2021.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

iBonds Dec 2021 Term Muni Bond	$15,148
iBonds Dec 2022 Term Muni Bond	15,797
iBonds Dec 2023 Term Muni Bond	1,361
iBonds Dec 2024 Term Muni Bond	176
iBonds Dec 2026 Term Muni Bond	10

124	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of April 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

iBonds Dec 2021 Term Muni Bond	$313,313,030	$877,772	$(141,702)	$736,070
iBonds Dec 2022 Term Muni Bond	369,571,153	5,661,957	(781)	5,661,176
iBonds Dec 2023 Term Muni Bond	306,239,036	7,435,193	(2,217)	7,432,976
iBonds Dec 2024 Term Muni Bond	216,453,927	5,262,504	(15,685)	5,246,819
iBonds Dec 2025 Term Muni Bond	145,186,184	3,107,128	(87,223)	3,019,905
iBonds Dec 2026 Term Muni Bond	100,229,834	1,383,120	(146,576)	1,236,544
iBonds Dec 2027 Term Muni Bond	47,191,748	1,031,461	(65,180)	966,281
iBonds Dec 2028 Term Muni Bond	60,533,258	1,705,242	(65,012)	1,640,230

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

N O T E S T O F I N A N C I A L S T A T E M E N T S	125

Notes to Financial Statements (unaudited) (continued)

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/21		Year Ended 10/31/20

iShares ETF	Shares	Amount	Shares	Amount

iBonds Dec 2021 Term Muni Bond
Shares sold	550,000	$14,173,132	1,350,000	$34,916,801
Shares redeemed	(450,000)	(11,563,817)	(900,000)	(23,171,524)

Net increase	100,000	$2,609,315	450,000	$11,745,277

iBonds Dec 2022 Term Muni Bond
Shares sold	1,050,000	$27,681,588	2,450,000	$64,626,747
Shares redeemed	(100,000)	(2,631,182)	(1,550,000)	(40,705,060)

Net increase	950,000	$25,050,406	900,000	$23,921,687

iBonds Dec 2023 Term Muni Bond
Shares sold	1,600,000	$41,874,903	2,600,000	$67,826,651
Shares redeemed	—	—	(400,000)	(10,372,444)

Net increase	1,600,000	$41,874,903	2,200,000	$57,454,207

iBonds Dec 2024 Term Muni Bond
Shares sold	1,650,000	$44,597,898	3,100,000	$83,174,865

Shares redeemed	—	—	(400,000)	(10,619,753)

Net increase	1,650,000	$44,597,898	2,700,000	$72,555,112

iBonds Dec 2025 Term Muni Bond
Shares sold	1,150,000	$32,249,407	2,750,000	$76,295,785
Shares redeemed	(50,000)	(1,407,346)	(100,000)	(2,743,796)

Net increase	1,100,000	$30,842,061	2,650,000	$73,551,989

iBonds Dec 2026 Term Muni Bond
Shares sold	1,450,000	$39,110,340	1,550,000	$41,275,138

iBonds Dec 2027 Term Muni Bond
Shares sold	400,000	$10,877,354	850,000	$22,656,543
Shares redeemed	—	—	(100,000)	(2,618,636)

Net increase	400,000	$10,877,354	750,000	$20,037,907

iBonds Dec 2028 Term Muni Bond
Shares sold	400,000	$10,989,117	1,100,000	$29,414,786
Shares redeemed	—	—	(150,000)	(3,988,090)

Net increase	400,000	$10,989,117	950,000	$25,426,696

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

126	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	127

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares iBonds Dec 2021 Term Muni Bond ETF, iShares iBonds Dec 2022 Term Muni Bond ETF, iShares iBonds Dec 2023 Term Muni Bond ETF, iShares iBonds Dec 2024 Term Muni Bond ETF, iShares iBonds Dec 2025 Term Muni Bond ETF, iShares iBonds Dec 2026 Term Muni Bond ETF, iShares iBonds Dec 2027 Term Muni Bond ETF and iShares iBonds Dec 2028 Term Muni Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

128	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

iBonds Dec 2021 Term Muni Bond(a)	$0.159216	$—	$0.002847	$0.162063	98%	—%	2%	100%
iBonds Dec 2022 Term Muni Bond	0.167735	—	—	0.167735	100	—	—	100
iBonds Dec 2023 Term Muni Bond	0.160460	—	—	0.160460	100	—	—	100
iBonds Dec 2024 Term Muni Bond	0.129673	—	—	0.129673	100	—	—	100
iBonds Dec 2025 Term Muni Bond	0.110204	—	—	0.110204	100	—	—	100
iBonds Dec 2026 Term Muni Bond(a)	0.096949	—	0.001034	0.097983	99	—	1	100
iBonds Dec 2027 Term Muni Bond	0.128988	—	—	0.128988	100	—	—	100
iBonds Dec 2028 Term Muni Bond	0.153602	—	—	0.153602	100	—	—	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	129

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

130	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Co.

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

HERBIP	Higher Education Revenue Bond Intercept Program

MO	Moral Obligation

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

SCSDE	South Carolina State Department of Education

ST	Special Tax

TA	Tax Allocation

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	131

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1015-0421

APRIL 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares iBonds Dec 2021 Term Treasury ETF | IBTA | NASDAQ

•	iShares iBonds Dec 2022 Term Treasury ETF | IBTB | NASDAQ

•	iShares iBonds Dec 2023 Term Treasury ETF | IBTD | NASDAQ

•	iShares iBonds Dec 2024 Term Treasury ETF | IBTE | NASDAQ

•	iShares iBonds Dec 2025 Term Treasury ETF | IBTF | NASDAQ

•	iShares iBonds Dec 2026 Term Treasury ETF | IBTG | NASDAQ

•	iShares iBonds Dec 2027 Term Treasury ETF | IBTH | NASDAQ

•	iShares iBonds Dec 2028 Term Treasury ETF | IBTI | NASDAQ

•	iShares iBonds Dec 2029 Term Treasury ETF | IBTJ | NASDAQ

•	iShares iBonds Dec 2030 Term Treasury ETF | IBTK | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2021 reflected a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the response to the virus’s spread was well underway, and countries around the world felt the effect of economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses were imposed in many parts of the world, workers were laid off, and unemployment claims spiked, causing a global recession.

As May 2020 began, stocks had just begun to recover from the lowest point following the onset of the pandemic. This recovery continued throughout the reporting period, as businesses continued re-opening and governments learned to adapt to life with the virus. Equity prices rose through the summer, fed by strong fiscal and monetary support and improving economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns late in the reporting period, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by announcing that inflation could exceed its 2% target for a sustained period without triggering a rate increase. To stabilize credit markets, the Fed also continued purchasing significant quantities of bonds, as did other influential central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in technology, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are underweight overall on credit, global high-yield and Asian bonds present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	28.85%	45.98%

U.S. small cap equities (Russell 2000® Index)	48.06	74.91

International equities (MSCI Europe, Australasia, Far East Index)	28.84	39.88

Emerging market equities (MSCI Emerging Markets Index)	22.95	48.71

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.05	0.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.26)	(7.79)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.52)	(0.27)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.42	7.40

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.98	19.57

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2021	iShares® iBonds® Dec 2021 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2021 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2021, as represented by the ICE 2021 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	0.05%	0.13%	1.39%	0.13%	1.64%
Fund Market	0.09	0.09	1.42	0.09	1.68
Index	0.09	0.18	1.46	0.18	1.72

The inception date of the Fund was 2/25/20. The first day of secondary market trading was 2/27/20.

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE 2021 Maturity US Treasury Index. Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the ICE 2021 Maturity US Treasury Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE 2021 Maturity US Treasury Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,000.50	$ 0.35		$ 1,000.00	$ 1,024.40	$ 0.35		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	93.3%
Short-Term and Other Assets	6.7

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

U.S. Treasury Note/Bond, 3.13%, 05/15/21	15.8%
U.S. Treasury Note/Bond, 2.63%, 07/15/21	15.5
U.S. Treasury Note/Bond, 1.50%, 11/30/21	12.1
U.S. Treasury Note/Bond, 1.75%, 07/31/21	11.9
U.S. Treasury Note/Bond, 8.00%, 11/15/21	11.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2021	iShares® iBonds® Dec 2022 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2022 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2022, as represented by the ICE 2022 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	0.12%	0.26%	2.14%	0.26%	2.54%
Fund Market	0.08	0.22	2.14	0.22	2.54
Index	0.13	0.32	2.21	0.32	2.61

The inception date of the Fund was 2/25/20. The first day of secondary market trading was 2/27/20.

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE 2022 Maturity US Treasury Index. Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the ICE 2022 Maturity US Treasury Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE 2022 Maturity US Treasury Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,001.20	$ 0.35		$ 1,000.00	$ 1,024.40	$ 0.35		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	98.3%
Short-Term and Other Assets	1.7

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

U.S. Treasury Note/Bond, 1.75%, 09/30/22	18.1%
U.S. Treasury Note/Bond, 2.50%, 02/15/22	17.5
U.S. Treasury Note/Bond, 1.38%, 01/31/22	15.1
U.S. Treasury Note/Bond, 2.00%, 11/30/22	10.1
U.S. Treasury Note/Bond, 1.75%, 06/30/22	10.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2021	iShares® iBonds® Dec 2023 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2023 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2023, as represented by the ICE 2023 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	0.01%	0.32%	2.76%	0.32%	3.26%
Fund Market	(0.03)	0.28	2.75	0.28	3.26
Index	(0.01)	0.29	2.76	0.29	3.26

The inception date of the Fund was 2/25/20. The first day of secondary market trading was 2/27/20.

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE 2023 Maturity US Treasury Index. Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the ICE 2023 Maturity US Treasury Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE 2023 Maturity US Treasury Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,000.10	$ 0.35		$ 1,000.00	$ 1,024.40	$ 0.35		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	96.1%
Short-Term and Other Assets	3.9

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

U.S. Treasury Note/Bond, 2.88%, 11/30/23	19.7%
U.S. Treasury Note/Bond, 2.50%, 08/15/23	19.1
U.S. Treasury Note/Bond, 2.75%, 05/31/23	18.5
U.S. Treasury Note/Bond, 2.38%, 01/31/23	13.8
U.S. Treasury Note/Bond, 2.75%, 07/31/23	12.3

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2021	iShares® iBonds® Dec 2024 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2024 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2024, as represented by the ICE 2024 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(0.30)%	0.03%	3.07%	0.03%	3.64%
Fund Market	(0.34)	0.03	3.07	0.03	3.64
Index	(0.39)	(0.03)	3.02	(0.03)	3.57

The inception date of the Fund was 2/25/20. The first day of secondary market trading was 2/27/20.

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE 2024 Maturity US Treasury Index. Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the ICE 2024 Maturity US Treasury Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE 2024 Maturity US Treasury Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 997.00	$ 0.35		$ 1,000.00	$ 1,024.40	$ 0.35		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	97.8%
Short-Term and Other Assets	2.2

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

U.S. Treasury Note/Bond, 1.75%, 07/31/24	23.8%
U.S. Treasury Note/Bond, 1.50%, 09/30/24	18.1
U.S. Treasury Note/Bond, 1.50%, 11/30/24	16.4
U.S. Treasury Note/Bond, 2.50%, 01/31/24	13.7
U.S. Treasury Note/Bond, 2.25%, 04/30/24	12.3

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of April 30, 2021	iShares® iBonds® Dec 2025 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2025 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2025, as represented by the ICE 2025 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(1.05)%	(0.79)%	2.78%	(0.79)%	3.29%
Fund Market	(1.09)	(0.79)	2.78	(0.79)	3.29
Index	(1.24)	(0.97)	2.66	(0.97)	3.14

The inception date of the Fund was 2/25/20. The first day of secondary market trading was 2/27/20.

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE 2025 Maturity US Treasury Index. Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the ICE 2025 Maturity US Treasury Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE 2025 Maturity US Treasury Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 989.50	$ 0.35		$ 1,000.00	$ 1,024.40	$ 0.35		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	99.0%
Short-Term and Other Assets	1.0

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

U.S. Treasury Note/Bond, 2.63%, 03/31/25	19.8%
U.S. Treasury Note/Bond, 2.75%, 06/30/25	19.4
U.S. Treasury Note/Bond, 3.00%, 09/30/25	17.0
U.S. Treasury Note/Bond, 2.88%, 07/31/25	16.1
U.S. Treasury Note/Bond, 3.00%, 10/31/25	15.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2021	iShares® iBonds® Dec 2026 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2026 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2026, as represented by the ICE 2026 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(1.82)%	(1.65)%	2.53%	(1.65)%	2.99%
Fund Market	(1.78)	(1.58)	2.56	(1.58)	3.03
Index	(2.07)	(1.89)	2.34	(1.89)	2.77

The inception date of the Fund was 2/25/20. The first day of secondary market trading was 2/27/20.

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE 2026 Maturity US Treasury Index. Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the ICE 2026 Maturity US Treasury Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE 2026 Maturity US Treasury Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 981.80	$ 0.34		$ 1,000.00	$ 1,024.40	$ 0.35		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	98.8%
Short-Term and Other Assets	1.2

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

U.S. Treasury Note/Bond, 1.88%, 06/30/26	22.1%
U.S. Treasury Note/Bond, 2.38%, 04/30/26	19.8
U.S. Treasury Note/Bond, 2.25%, 03/31/26	19.4
U.S. Treasury Note/Bond, 1.63%, 11/30/26	18.4
U.S. Treasury Note/Bond, 1.88%, 07/31/26	16.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of April 30, 2021	iShares® iBonds® Dec 2027 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2027 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2027, as represented by the ICE 2027 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(2.99)%	(3.30)%	1.50%	(3.30)%	1.78%
Fund Market	(2.88)	(3.15)	1.54	(3.15)	1.82
Index	(3.28)	(3.51)	1.32	(3.51)	1.55

The inception date of the Fund was 2/25/20. The first day of secondary market trading was 2/27/20.

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE 2027 Maturity US Treasury Index. Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the ICE 2027 Maturity US Treasury Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE 2027 Maturity US Treasury Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 970.10	$ 0.34		$ 1,000.00	$ 1,024.40	$ 0.35		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	99.5%
Short-Term and Other Assets	0.5

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

U.S. Treasury Note/Bond, 2.25%, 08/15/27	30.3%
U.S. Treasury Note/Bond, 0.50%, 08/31/27	29.5
U.S. Treasury Note/Bond, 2.25%, 11/15/27	17.1
U.S. Treasury Note/Bond, 2.25%, 02/15/27	9.3
U.S. Treasury Note/Bond, 2.38%, 05/15/27	4.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2021	iShares® iBonds® Dec 2028 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2028 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2028, as represented by the ICE 2028 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(3.66)%	(4.29)%	0.99%	(4.29)%	1.17%
Fund Market	(3.59)	(4.15)	0.99	(4.15)	1.17
Index	(4.01)	(4.57)	0.74	(4.57)	0.87

The inception date of the Fund was 2/25/20. The first day of secondary market trading was 2/27/20.

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE 2028 Maturity US Treasury Index. Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the ICE 2028 Maturity US Treasury Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE 2028 Maturity US Treasury Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 963.40	$ 0.34		$ 1,000.00	$ 1,024.40	$ 0.35		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	98.7%
Short-Term and Other Assets	1.3

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

U.S. Treasury Note/Bond, 2.88%, 08/15/28	36.1%
U.S. Treasury Note/Bond, 3.13%, 11/15/28	27.5
U.S. Treasury Note/Bond, 2.88%, 05/15/28	16.5
U.S. Treasury Note/Bond, 2.75%, 02/15/28	14.0
U.S. Treasury Note/Bond, 5.50%, 08/15/28	2.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

Fund Summary as of April 30, 2021	iShares® iBonds® Dec 2029 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2029 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2029, as represented by the ICE 2029 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(4.58)%	(5.57)%	0.44%	(5.57)%	0.52%
Fund Market	(4.44)	(5.39)	0.47	(5.39)	0.56
Index	(4.97)	(5.91)	0.15	(5.91)	0.18

The inception date of the Fund was 2/25/20. The first day of secondary market trading was 2/27/20.

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE 2029 Maturity US Treasury Index. Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the ICE 2029 Maturity US Treasury Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE 2029 Maturity US Treasury Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 954.20	$ 0.34		$ 1,000.00	$ 1,024.40	$ 0.35		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	98.4%
Short-Term and Other Assets	1.6

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

U.S. Treasury Note/Bond, 2.38%, 05/15/29	38.5%
U.S. Treasury Note/Bond, 1.63%, 08/15/29	31.6
U.S. Treasury Note/Bond, 2.63%, 02/15/29	17.5
U.S. Treasury Note/Bond, 1.75%, 11/15/29	10.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2021	iShares® iBonds® Dec 2030 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2030 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2030, as represented by the ICE 2030 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns

	6 Months	Since Inception

Fund NAV	(5.84)%	(7.54)%
Fund Market	(5.76)	(7.54)
Index	(6.34)	(8.04)

The inception date of the Fund was 7/14/20. The first day of secondary market trading was 7/16/20.

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE 2030 Maturity US Treasury Index. Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the ICE 2030 Maturity US Treasury Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE 2030 Maturity US Treasury Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 941.60	$ 0.34		$ 1,000.00	$ 1,024.40	$ 0.35		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	99.2%
Short-Term and Other Assets	0.8

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

U.S. Treasury Note/Bond, 0.63%, 08/15/30	27.3%
U.S. Treasury Note/Bond, 0.88%, 11/15/30	27.1
U.S. Treasury Note/Bond, 0.63%, 05/15/30	25.6
U.S. Treasury Note/Bond, 1.50%, 02/15/30	19.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	13

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	iShares® iBonds® Dec 2021 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 93.3%
U.S. Treasury Bill, 0.00%, 12/02/21(a)	$414	$413,939
U.S. Treasury Note/Bond 1.25%, 10/31/21	188	188,513
1.50%, 11/30/21	1,525	1,537,867
1.63%, 06/30/21	266	266,972
1.75%, 07/31/21	1,500	1,506,268
2.13%, 09/30/21	625	630,371
2.63%, 06/15/21	900	902,737
2.63%, 07/15/21	1,958	1,968,466
2.88%, 10/15/21	375	379,804
3.13%, 05/15/21	2,000	2,002,045
8.00%, 11/15/21	1,346	1,403,319
8.13%, 05/15/21	625	626,674

		11,826,975

Total U.S. Government Obligations — 93.3% (Cost: $11,825,775)		11,826,975

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 5.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	694	$694,000

Total Short-Term Investments — 5.5% (Cost: $694,000)		694,000

Total Investments in Securities — 98.8% (Cost: $12,519,775)		12,520,975

Other Assets, Less Liabilities — 1.2%		152,661

Net Assets — 100.0%		$12,673,636

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$464,000	$230,000	(a)	$—	$—	$—	$694,000	694	$123	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$11,826,975	$—	$11,826,975
Money Market Funds	694,000	—	—	694,000

	$694,000	$11,826,975	$—	$12,520,975

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) April 30, 2021	iShares® iBonds® Dec 2022 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.3%
U.S. Treasury Note/Bond 0.13%, 05/31/22	$132	$132,172
0.13%, 07/31/22	2,040	2,040,956
0.13%, 08/31/22	200	200,078
0.13%, 09/30/22	652	652,304
0.13%, 10/31/22	400	400,063
0.13%, 11/30/22	2,064	2,064,281
1.38%, 01/31/22	7,632	7,707,228
1.75%, 06/30/22	5,000	5,096,875
1.75%, 07/15/22	600	612,000
1.75%, 09/30/22	9,000	9,208,828
1.88%, 01/31/22	2,945	2,984,223
2.00%, 10/31/22	4,400	4,523,406
2.00%, 11/30/22	5,000	5,147,656
2.25%, 04/15/22	332	339,053
2.50%, 02/15/22	8,720	8,887,588

		49,996,711

Total U.S. Government Obligations — 98.3% (Cost: $49,959,923)		49,996,711

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	660	$660,000

Total Short-Term Investments — 1.3% (Cost: $660,000)		660,000

Total Investments in Securities — 99.6% (Cost: $50,619,923)		50,656,711

Other Assets, Less Liabilities — 0.4%		181,844

Net Assets — 100.0%		$50,838,555

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$660,000	(a)	$—	$—	$—	$660,000	660	$34	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$49,996,711	$—	$49,996,711
Money Market Funds	660,000	—	—	660,000

	$660,000	$49,996,711	$—	$50,656,711

See notes to financial statements.

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	iShares® iBonds® Dec 2023 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 96.1%
U.S. Treasury Note/Bond 0.13%, 10/15/23	$207	$205,951
0.13%, 12/15/23	26	25,705
0.25%, 11/15/23	227	227,018
0.25%, 03/15/24	26	25,756
2.38%, 01/31/23	4,930	5,121,808
2.50%, 08/15/23	6,742	7,093,057
2.75%, 05/31/23	6,525	6,872,150
2.75%, 07/31/23	4,350	4,597,916
2.88%, 10/31/23	3,988	4,247,934
2.88%, 11/30/23	6,887	7,350,792

		35,768,087

Total U.S. Government Obligations — 96.1% (Cost: $35,643,128)		35,768,087

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 3.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	1,177	$1,177,000

Total Short-Term Investments — 3.2% (Cost: $1,177,000)		1,177,000

Total Investments in Securities — 99.3% (Cost: $36,820,128)		36,945,087

Other Assets, Less Liabilities — 0.7%		257,750

Net Assets — 100.0%		$37,202,837

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$497,000	$680,000	(a)	$—	$—	$—	$1,177,000	1,177	$150	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$35,768,087	$—	$35,768,087
Money Market Funds	1,177,000	—	—	1,177,000

	$1,177,000	$35,768,087	$—	$36,945,087

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) April 30, 2021	iShares® iBonds® Dec 2024 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 97.8%
U.S. Treasury Note/Bond 1.50%, 09/30/24	$2,925	$3,029,432
1.50%, 11/30/24	2,646	2,741,092
1.75%, 06/30/24	36	37,342
1.75%, 07/31/24	3,812	3,979,148
2.00%, 04/30/24	812	852,712
2.25%, 04/30/24	1,950	2,060,982
2.25%, 11/15/24	163	172,599
2.38%, 02/29/24	901	953,511
2.38%, 08/15/24	234	249,055
2.50%, 01/31/24	2,167	2,297,866

		16,373,739

Total U.S. Government Obligations — 97.8% (Cost: $16,271,610)		16,373,739

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	298	$298,000

Total Short-Term Investments — 1.8% (Cost: $298,000)		298,000

Total Investments in Securities — 99.6% (Cost: $16,569,610)		16,671,739

Other Assets, Less Liabilities — 0.4%		65,278

Net Assets — 100.0%		$16,737,017

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$108,000	$190,000	(a)	$—	$—	$—	$298,000	298	$98	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$16,373,739	$—	$16,373,739
Money Market Funds	298,000	—	—	298,000

	$298,000	$16,373,739	$—	$16,671,739

See notes to financial statements.

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	iShares® iBonds® Dec 2025 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.0%
U.S. Treasury Note/Bond 0.25%, 08/31/25	$125	$122,814
0.25%, 10/31/25	100	97,668
0.38%, 11/30/25	1,926	1,893,290
1.13%, 02/28/25	188	192,360
2.63%, 03/31/25	3,780	4,079,674
2.75%, 06/30/25	3,662	3,979,930
2.88%, 07/31/25	3,020	3,299,603
3.00%, 09/30/25	3,183	3,500,707
3.00%, 10/31/25	2,895	3,185,982

		20,352,028

Total U.S. Government Obligations — 99.0% (Cost: $20,404,115)		20,352,028

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	130	$130,000

Total Short-Term Investments — 0.6% (Cost: $130,000)		130,000

Total Investments in Securities — 99.6% (Cost: $20,534,115)		20,482,028

Other Assets, Less Liabilities — 0.4%		83,895

Net Assets — 100.0%		$20,565,923

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$44,000	$86,000	(a)	$—	$—	$—	$130,000	130	$33	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$20,352,028	$—	$20,352,028
Money Market Funds	130,000	—	—	130,000

	$130,000	$20,352,028	$—	$20,482,028

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) April 30, 2021	iShares® iBonds® Dec 2026 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.8%
U.S. Treasury Note/Bond 0.50%, 02/28/26(a)	$173	$170,799
1.38%, 08/31/26	212	217,279
1.63%, 11/30/26	2,958	3,058,817
1.88%, 06/30/26	3,503	3,677,854
1.88%, 07/31/26	2,600	2,728,578
2.00%, 11/15/26	68	71,386
2.25%, 03/31/26	3,023	3,229,352
2.38%, 04/30/26	3,055	3,283,648

		16,437,713

Total U.S. Government Obligations — 98.8% (Cost: $16,636,204)		16,437,713

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)(d)	239	239,495

Total Short-Term Investments — 1.4% (Cost: $239,495)		239,495

Total Investments in Securities — 100.2% (Cost: $16,875,699)		16,677,208

Other Assets, Less Liabilities — (0.2)%		(35,468)

Net Assets — 100.0%		$16,641,740

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$108,000	$131,495	(a)	$—	$—	$—	$239,495	239	$122	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2026 Term Treasury ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$16,437,713	$—	$16,437,713
Money Market Funds	239,495	—	—	239,495

	$239,495	$16,437,713	$—	$16,677,208

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) April 30, 2021	iShares® iBonds® Dec 2027 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.5%
U.S. Treasury Note/Bond
0.50%, 05/31/27	$115	$110,278
0.50%, 08/31/27	8,578	8,220,280
0.63%, 11/30/27	772	742,464
0.63%, 12/31/27	680	652,651
2.25%, 02/15/27	2,431	2,595,686
2.25%, 08/15/27	7,920	8,444,390
2.25%, 11/15/27	4,468	4,759,438
2.38%, 05/15/27	1,237	1,328,996
6.38%, 08/15/27	660	870,865

		27,725,048

Total U.S. Government Obligations — 99.5% (Cost: $28,104,601)		27,725,048

Total Investments in Securities — 99.5% (Cost: $28,104,601)		27,725,048

Other Assets, Less Liabilities — 0.5%		137,136

Net Assets — 100.0%		$27,862,184

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$50,000	$—	$(50,000	)(b)	$—	$—	$—	—	$10	(c)	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$27,725,048	$—	$27,725,048

See notes to financial statements.

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	iShares® iBonds® Dec 2028 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.7%
U.S. Treasury Note/Bond 1.13%, 02/29/28(a)	$364	$360,162
1.25%, 03/31/28	181	180,662
2.75%, 02/15/28	4,985	5,469,674
2.88%, 05/15/28	5,832	6,450,283
2.88%, 08/15/28	12,772	14,136,509
3.13%, 11/15/28	9,567	10,767,585
5.25%, 11/15/28	208	265,862
5.50%, 08/15/28	775	1,000,234

		38,630,971

Total U.S. Government Obligations — 98.7% (Cost: $39,524,128)		38,630,971

Short-Term Investments

Money Market Funds — 0.9%

BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)(d)	360	360,475

Total Short-Term Investments — 0.9% (Cost: $360,475)		360,475

Total Investments in Securities — 99.6% (Cost: $39,884,603)		38,991,446

Other Assets, Less Liabilities — 0.4%		142,025

Net Assets — 100.0%		$39,133,471

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$140,000	$220,475	(a)	$—	$—	$—	$360,475	360	$76	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBonds® Dec 2028 Term Treasury ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$38,630,971	$—	$38,630,971
Money Market Funds	360,475	—	—	360,475

	$360,475	$38,630,971	$—	$38,991,446

See notes to financial statements.

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	iShares® iBonds® Dec 2029 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.4%
U.S. Treasury Note/Bond 1.63%, 08/15/29	$5,462	$5,528,546
1.75%, 11/15/29	1,843	1,881,126
2.38%, 05/15/29	6,289	6,732,764
2.63%, 02/15/29	2,812	3,063,652

		17,206,088

Total U.S. Government Obligations — 98.4% (Cost: $18,120,518)		17,206,088

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	150	150,000

Total Short-Term Investments — 0.9% (Cost: $150,000)		150,000

Total Investments in Securities — 99.3% (Cost: $18,270,518)		17,356,088

Other Assets, Less Liabilities — 0.7%		124,972

Net Assets — 100.0%		$17,481,060

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$340,000	$—	$(190,000	)(a)	$—	$—	$150,000	150	$939	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$17,206,088	$—	$17,206,088
Money Market Funds	150,000	—	—	150,000

	$150,000	$17,206,088	$—	$17,356,088

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) April 30, 2021	iShares® iBonds® Dec 2030 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.2%
U.S. Treasury Note/Bond 0.63%, 05/15/30	$642	$590,364
0.63%, 08/15/30	687	629,388
0.88%, 11/15/30(a)	670	626,554
1.50%, 02/15/30	444	442,747

		2,289,053

Total U.S. Government Obligations — 99.2% (Cost: $2,453,545)		2,289,053

Short-Term Investments

Money Market Funds — 28.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)(d)	652	651,525

Total Short-Term Investments — 28.2% (Cost: $651,525)		651,525

Total Investments in Securities — 127.4% (Cost: $3,105,070)		2,940,578

Other Assets, Less Liabilities — (27.4)%		(633,232)

Net Assets — 100.0%		$2,307,346

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$651,525	(a)	$—	$—	$—	$651,525	652	$180	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$2,289,053	$—	$2,289,053
Money Market Funds	651,525	—	—	651,525

	$651,525	$2,289,053	$—	$2,940,578

See notes to financial statements.

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

April 30, 2021

	iShares iBonds Dec 2021 Term Treasury ETF	iShares iBonds Dec 2022 Term Treasury ETF	iShares iBonds Dec 2023 Term Treasury ETF	iShares iBonds Dec 2024 Term Treasury ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$11,826,975	$49,996,711	$35,768,087	$16,373,739
Affiliated(b)	694,000	660,000	1,177,000	298,000
Cash	8,343	9,741	7,784	9,015
Receivables:
Securities lending income — Affiliated	—	—	1	42
Dividends	5	7	14	3
Interest	145,015	174,860	251,997	57,163

Total assets	12,674,338	50,841,319	37,204,883	16,737,962

LIABILITIES
Payables:
Investment advisory fees	702	2,764	2,046	945

Total liabilities	702	2,764	2,046	945

NET ASSETS	$12,673,636	$50,838,555	$37,202,837	$16,737,017

NET ASSETS CONSIST OF:
Paid-in capital	$12,671,483	$50,815,023	$37,069,186	$16,612,194
Accumulated earnings	2,153	23,532	133,651	124,823

NET ASSETS	$12,673,636	$50,838,555	$37,202,837	$16,737,017

Shares outstanding	500,000	2,000,000	1,450,000	650,000

Net asset value	$25.35	$25.42	$25.66	$25.75

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — Unaffiliated	$11,825,775	$49,959,923	$35,643,128	$16,271,610
(b) Investments, at cost — Affiliated	$694,000	$660,000	$1,177,000	$298,000
See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statements of Assets and Liabilities (unaudited) (continued)

April 30, 2021

	iShares iBonds Dec 2025 Term Treasury ETF	iShares iBonds Dec 2026 Term Treasury ETF	iShares iBonds Dec 2027 Term Treasury ETF	iShares iBonds Dec 2028 Term Treasury ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$20,352,028	$16,437,713	$27,725,048	$38,630,971
Affiliated(c)	130,000	239,495	—	360,475
Cash	9,769	3,684	2,724	9,419
Receivables:
Investments sold	—	2,542,485	7,361	—
Securities lending income — Affiliated	—	69	—	15
Dividends	—	1	—	1
Interest	75,407	61,366	127,799	334,500

Total assets	20,567,204	19,284,813	27,862,932	39,335,381

LIABILITIES
Collateral on securities loaned, at value	—	99,495	—	200,475
Payables:
Capital shares redeemed	—	2,542,485	—	—
Investment advisory fees	1,281	1,093	748	1,435

Total liabilities	1,281	2,643,073	748	201,910

NET ASSETS	$20,565,923	$16,641,740	$27,862,184	$39,133,471

NET ASSETS CONSIST OF:
Paid-in capital	$20,549,596	$16,759,171	$28,186,912	$39,940,479
Accumulated earnings (loss)	16,327	(117,431)	(324,728)	(807,008)

NET ASSETS	$20,565,923	$16,641,740	$27,862,184	$39,133,471

Shares outstanding	800,000	650,000	1,100,000	1,550,000

Net asset value	$25.71	$25.60	$25.33	$25.25

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$97,515	$—	$196,020
(b) Investments, at cost — Unaffiliated	$20,404,115	$16,636,204	$28,104,601	$39,524,128
(c) Investments, at cost — Affiliated	$130,000	$239,495	$—	$360,475

See notes to financial statements.

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

April 30, 2021

	iShares iBonds Dec 2029 Term Treasury ETF	iShares iBonds Dec 2030 Term Treasury ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$17,206,088	$2,289,053
Affiliated(c)	150,000	651,525
Cash	8,304	1,540
Receivables:
Securities lending income — Affiliated	323	61
Interest	117,463	6,824

Total assets	17,482,178	2,949,003

LIABILITIES
Collateral on securities loaned, at value	—	641,525
Payables:
Investment advisory fees	1,118	132

Total liabilities	1,118	641,657

NET ASSETS	$17,481,060	$2,307,346

NET ASSETS CONSIST OF:
Paid-in capital	$18,395,564	$2,506,431
Accumulated loss	(914,504)	(199,085)

NET ASSETS	$17,481,060	$2,307,346

Shares outstanding	700,000	100,000

Net asset value	$24.97	$23.07

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$—	$626,555
(b) Investments, at cost — Unaffiliated	$18,120,518	$2,453,545
(c) Investments, at cost — Affiliated	$150,000	$651,525

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Operations (unaudited)

Six Months Ended April 30, 2021

	iShares iBonds Dec 2021 Term Treasury ETF	iShares iBonds Dec 2022 Term Treasury ETF	iShares iBonds Dec 2023 Term Treasury ETF	iShares iBonds Dec 2024 Term Treasury ETF

INVESTMENT INCOME
Dividends — Affiliated	$112	$27	$146	$36
Interest — Unaffiliated	7,763	27,614	60,076	46,086
Securities lending income — Affiliated — net	11	7	4	62

Total investment income	7,886	27,648	60,226	46,184

EXPENSES
Investment advisory fees	3,950	9,582	9,684	4,965

Total expenses	3,950	9,582	9,684	4,965

Less:
Investment advisory fees waived	(146)	(128)	(323)	(75)

Total expenses after fees waived	3,804	9,454	9,361	4,890

Net investment income	4,082	18,194	50,865	41,294

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	244	1,061	(122)	16,272

Net realized gain (loss)	244	1,061	(122)	16,272

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	775	(1,983)	(69,294)	(104,346)

Net change in unrealized appreciation (depreciation)	775	(1,983)	(69,294)	(104,346)

Net realized and unrealized gain (loss)	1,019	(922)	(69,416)	(88,074)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,101	$17,272	$(18,551)	$(46,780)

See notes to financial statements.

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended April 30, 2021

	iShares iBonds Dec 2025 Term Treasury ETF	iShares iBonds Dec 2026 Term Treasury ETF	iShares iBonds Dec 2027 Term Treasury ETF	iShares iBonds Dec 2028 Term Treasury ETF

INVESTMENT INCOME
Dividends — Affiliated	$5	$41	$7	$51
Interest — Unaffiliated	65,647	79,988	44,581	77,163
Securities lending income — Affiliated — net	28	81	3	25

Total investment income	65,680	80,110	44,591	77,239

EXPENSES
Investment advisory fees	6,577	7,326	4,478	6,855

Total expenses	6,577	7,326	4,478	6,855

Less:
Investment advisory fees waived	(11)	(61)	(14)	(86)

Total expenses after fees waived	6,566	7,265	4,464	6,769

Net investment income	59,114	72,845	40,127	70,470

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	6,388	(772)	(1,128)	(2,360)
In-kind redemptions — Unaffiliated	48,633	66,498	55,689	79,355

Net realized gain	55,021	65,726	54,561	76,995

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(345,098)	(513,556)	(472,250)	(972,756)

Net change in unrealized appreciation (depreciation)	(345,098)	(513,556)	(472,250)	(972,756)

Net realized and unrealized loss	(290,077)	(447,830)	(417,689)	(895,761)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(230,963)	$(374,985)	$(377,562)	$(825,291)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Operations (unaudited) (continued)

Six Months Ended April 30, 2021

	iShares iBonds Dec 2029 Term Treasury ETF	iShares iBonds Dec 2030 Term Treasury ETF

INVESTMENT INCOME
Dividends — Affiliated	$102	$—
Interest — Unaffiliated	90,195	9,010
Securities lending income — Affiliated — net	837	180

Total investment income	91,134	9,190

EXPENSES
Investment advisory fees	7,672	829

Total expenses	7,672	829

Less:
Investment advisory fees waived	(144)	(2)

Total expenses after fees waived	7,528	827

Net investment income	83,606	8,363

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(3,205)	(24,328)
In-kind redemptions — Unaffiliated	(2,832)	—

Net realized loss	(6,037)	(24,328)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(1,072,614)	(126,990)

Net change in unrealized appreciation (depreciation)	(1,072,614)	(126,990)

Net realized and unrealized loss	(1,078,651)	(151,318)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(995,045)	$(142,955)

See notes to financial statements.

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

		iShares iBonds Dec 2021 Term Treasury ETF			iShares iBonds Dec 2022 Term Treasury ETF

	Six Months Ended		Period From		Six Months Ended	Period From
	04/30/21		02/25/20	(a)	04/30/21	02/25/20	(a)
	(unaudited	)	to 10/31/20		(unaudited )	to 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,082		$16,190		$18,194	$19,457
Net realized gain	244		32,180		1,061	13,626
Net change in unrealized appreciation (depreciation)	775		425		(1,983)	38,771

Net increase in net assets resulting from operations	5,101		48,795		17,272	71,854

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders		(9,540)		(15,564)	(48,477)		(17,117)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,534,937		10,109,907		47,038,210	3,776,813

NET ASSETS
Total increase in net assets	2,530,498		10,143,138		47,007,005	3,831,550
Beginning of period	10,143,138		—		3,831,550	—

End of period	$12,673,636		$10,143,138		$50,838,555	$3,831,550

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2023 Term Treasury ETF			iShares iBonds Dec 2024 Term Treasury ETF

	Six Months Ended 04/30/21 (unaudited)	Period From 02/25/20 to 10/31/20	(a)	Six Months Ended 04/30/21 (unaudited)	Period From 02/25/20 to 10/31/20	(a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$50,865	$58,517		$41,294	$52,334
Net realized gain (loss)	(122)	123		16,272	11,978
Net change in unrealized appreciation (depreciation)	(69,294)	194,253		(104,346)	206,475

Net increase (decrease) in net assets resulting from operations	(18,551)	252,893		(46,780)	270,787

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(50,145)	(50,546)		(54,263)	(44,921)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	19,275,474	17,793,712		3,873,749	12,738,445

NET ASSETS
Total increase in net assets	19,206,778	17,996,059		3,772,706	12,964,311
Beginning of period	17,996,059	—		12,964,311	—

End of period	$37,202,837	$17,996,059		$16,737,017	$12,964,311

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2025 Term Treasury ETF			iShares iBonds Dec 2026 Term Treasury ETF

	Six Months Ended 04/30/21 (unaudited)	Period From 02/25/20 to 10/31/20	(a)	Six Months Ended 04/30/21 (unaudited)	Period From 02/25/20 to 10/31/20 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$59,114	$70,509		$72,845	$87,431
Net realized gain (loss)	55,021	2,956		65,726	(951)
Net change in unrealized appreciation (depreciation)	(345,098)	293,011		(513,556)	315,065

Net increase (decrease) in net assets resulting from operations	(230,963)	366,476		(374,985)	401,545

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(58,878)	(60,308)		(69,635)	(74,356)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	5,213,743	15,335,853		(5,143,801)	21,902,972

NET ASSETS
Total increase (decrease) in net assets	4,923,902	15,642,021		(5,588,421)	22,230,161
Beginning of period	15,642,021	—		22,230,161	—

End of period	$20,565,923	$15,642,021		$16,641,740	$22,230,161

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2027 Term Treasury ETF		iShares iBonds Dec 2028 Term Treasury ETF

	Six Months Ended 04/30/21 (unaudited)	Period From 02/25/20 to 10/31/20 (a)	Six Months Ended 04/30/21 (unaudited)	Period From 02/25/20 to 10/31/20 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$40,127	$50,587	$70,470	$57,478
Net realized gain (loss)	54,561	(7,740)	76,995	(4,276)
Net change in unrealized appreciation (depreciation)	(472,250)	92,697	(972,756)	79,599

Net increase (decrease) in net assets resulting from operations	(377,562)	135,544	(825,291)	132,801

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(39,311)	(43,399)	(65,330)	(49,188)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	13,874,500	14,312,412	25,556,794	14,383,685

NET ASSETS
Total increase in net assets	13,457,627	14,404,557	24,666,173	14,467,298
Beginning of period	14,404,557	—	14,467,298	—

End of period	$27,862,184	$14,404,557	$39,133,471	$14,467,298

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2029 Term Treasury ETF		iShares iBonds Dec 2030 Term Treasury ETF

	Six Months Ended 04/30/21 (unaudited)	Period From 02/25/20 to 10/31/20 (a)	Six Months Ended 04/30/21 (unaudited)	Period From 07/14/20 to 10/31/20 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$83,606	$98,923	$8,363	$3,938
Net realized loss	(6,037)	(4,857)	(24,328)	(12,108)
Net change in unrealized appreciation (depreciation)	(1,072,614)	158,184	(126,990)	(37,502)

Net increase (decrease) in net assets resulting from operations	(995,045)	252,250	(142,955)	(45,672)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(87,472)	(84,237)	(7,841)	(2,617)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(5,081,745)	23,477,309	—	2,506,431

NET ASSETS
Total increase (decrease) in net assets	(6,164,262)	23,645,322	(150,796)	2,458,142
Beginning of period	23,645,322	—	2,458,142	—

End of period	$17,481,060	$23,645,322	$2,307,346	$2,458,142

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBonds Dec 2021 Term Treasury ETF

	Six Months Ended		Period From
	04/30/21		02/25/20	(a)
	(unaudited)		to 10/31/20

Net asset value, beginning of period	$25.36		$25.03

Net investment income(b)	0.01		0.06
Net realized and unrealized gain(c)	0.00	(d)	0.34

Net increase from investment operations	0.01		0.40

Distributions(e)
From net investment income		(0.01)		(0.07)
From net realized gain		(0.01)	—

Total distributions		(0.02)		(0.07)

Net asset value, end of period	$25.35		$25.36

Total Return
Based on net asset value	0.05	%(f)	1.59	%(f)

Ratios to Average Net Assets
Total expenses	0.07	%(g)	0.07	%(g)

Total expenses after fees waived	0.07	%(g)	0.07	%(g)

Net investment income	0.07	%(g)	0.33	%(g)

Supplemental Data
Net assets, end of period (000)	$12,674		$10,143

Portfolio turnover rate(h)	0	%(f)	32	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Rounds to less than $0.01.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2022 Term Treasury ETF

	Six Months Ended		Period From
	04/30/21		02/25/20	(a)
	(unaudited)		to 10/31/20

Net asset value, beginning of period	$25.54		$25.05

Net investment income(b)	0.02		0.13
Net realized and unrealized gain(c)	0.01		0.47

Net increase from investment operations	0.03		0.60

Distributions(d)
From net investment income		(0.06)		(0.11)
From net realized gain		(0.09)	—

Total distributions		(0.15)		(0.11)

Net asset value, end of period	$25.42		$25.54

Total Return
Based on net asset value	0.12	%(e)	2.41	%(e)

Ratios to Average Net Assets
Total expenses	0.07	%(f)	0.07	%(f)

Total expenses after fees waived	0.07	%(f)	0.07	%(f)

Net investment income	0.13	%(f)	0.76	%(f)

Supplemental Data
Net assets, end of period (000)	$50,839		$3,832

Portfolio turnover rate(g)	1	%(e)	29	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2023 Term Treasury ETF

	Six Months Ended		Period From
	04/30/21		02/25/20	(a)
	(unaudited)		to 10/31/20

Net asset value, beginning of period	$25.71		$24.99

Net investment income(b)	0.05		0.11
Net realized and unrealized gain (loss)(c)		(0.05)	0.70

Net increase from investment operations	—		0.81

Distributions(d)
From net investment income		(0.05)		(0.09)

Total distributions		(0.05)		(0.09)

Net asset value, end of period	$25.66		$25.71

Total Return
Based on net asset value	0.01	%(e)	3.25	%(e)

Ratios to Average Net Assets
Total expenses	0.07	%(f)	0.07	%(f)

Total expenses after fees waived	0.07	%(f)	0.07	%(f)

Net investment income	0.37	%(f)	0.63	%(f)

Supplemental Data
Net assets, end of period (000)	$37,203		$17,996

Portfolio turnover rate(g)	1	%(e)	1	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2024 Term Treasury ETF

	Six Months Ended		Period From
	04/30/21		02/25/20	(a)
	(unaudited)		to 10/31/20

Net asset value, beginning of period	$25.93		$25.04

Net investment income(b)	0.07		0.12
Net realized and unrealized gain (loss)(c)		(0.15)	0.87

Net increase (decrease) from investment operations		(0.08)	0.99

Distributions(d)
From net investment income		(0.08)		(0.10)
From net realized gain		(0.02)	—

Total distributions		(0.10)		(0.10)

Net asset value, end of period	$25.75		$25.93

Total Return
Based on net asset value	(0.30	)%(e)	3.95	%(e)

Ratios to Average Net Assets
Total expenses	0.07	%(f)	0.07	%(f)

Total expenses after fees waived	0.07	%(f)	0.07	%(f)

Net investment income	0.58	%(f)	0.69	%(f)

Supplemental Data
Net assets, end of period (000)	$16,737		$12,964

Portfolio turnover rate(g)	19	%(e)	7	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2025 Term Treasury ETF

	Six Months Ended		Period From
	04/30/21		02/25/20	(a)
	(unaudited)		to 10/31/20

Net asset value, beginning of period	$26.07		$25.07

Net investment income(b)	0.08		0.13
Net realized and unrealized gain (loss)(c)		(0.35)	0.97

Net increase (decrease) from investment operations		(0.27)	1.10

Distributions(d)
From net investment income		(0.09)		(0.10)

Total distributions		(0.09)		(0.10)

Net asset value, end of period	$25.71		$26.07

Total Return
Based on net asset value	(1.05	)%(e)	4.39	%(e)

Ratios to Average Net Assets
Total expenses	0.07	%(f)	0.07	%(f)

Total expenses after fees waived	0.07	%(f)	0.07	%(f)

Net investment income	0.63	%(f)	0.71	%(f)

Supplemental Data
Net assets, end of period (000)	$20,566		$15,642

Portfolio turnover rate(g)	9	%(e)	2	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2026 Term Treasury ETF

	Six Months Ended		Period From
	04/30/21		02/25/20	(a)
	(unaudited)		to 10/31/20

Net asset value, beginning of period	$26.15		$25.02

Net investment income(b)	0.09		0.12
Net realized and unrealized gain (loss)(c)		(0.55)	1.11

Net increase (decrease) from investment operations		(0.46)	1.23

Distributions(d)
From net investment income		(0.09)		(0.10)

Total distributions		(0.09)		(0.10)

Net asset value, end of period	$25.60		$26.15

Total Return
Based on net asset value	(1.82	)%(e)	4.90	%(e)

Ratios to Average Net Assets
Total expenses	0.07	%(f)	0.07	%(f)

Total expenses after fees waived	0.07	%(f)	0.07	%(f)

Net investment income	0.70	%(f)	0.69	%(f)

Supplemental Data
Net assets, end of period (000)	$16,642		$22,230

Portfolio turnover rate(g)	1	%(e)	5	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2027 Term Treasury ETF

	Six Months Ended		Period From
	04/30/21		02/25/20	(a)
	(unaudited)		to 10/31/20

Net asset value, beginning of period	$26.19		$25.05

Net investment income(b)	0.08		0.12
Net realized and unrealized gain (loss)(c)		(0.86)	1.11

Net increase (decrease) from investment operations		(0.78)	1.23

Distributions(d)
From net investment income		(0.08)		(0.09)

Total distributions		(0.08)		(0.09)

Net asset value, end of period	$25.33		$26.19

Total Return
Based on net asset value	(2.99	)%(e)	4.92	%(e)

Ratios to Average Net Assets
Total expenses	0.07	%(f)	0.07	%(f)

Total expenses after fees waived	0.07	%(f)	0.07	%(f)

Net investment income	0.63	%(f)	0.66	%(f)

Supplemental Data
Net assets, end of period (000)	$27,862		$14,405

Portfolio turnover rate(g)	4	%(e)	45	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2028 Term Treasury ETF

	Six Months Ended		Period From
	04/30/21		02/25/20	(a)
	(unaudited)		to 10/31/20

Net asset value, beginning of period	$26.30		$25.14

Net investment income(b)	0.09		0.13
Net realized and unrealized gain (loss)(c)		(1.05)	1.13

Net increase (decrease) from investment operations		(0.96)	1.26

Distributions(d)
From net investment income		(0.09)		(0.10)

Total distributions		(0.09)		(0.10)

Net asset value, end of period	$25.25		$26.30

Total Return
Based on net asset value	(3.66	)%(e)	5.01	%(e)

Ratios to Average Net Assets
Total expenses	0.07	%(f)	0.07	%(f)

Total expenses after fees waived	0.07	%(f)	0.07	%(f)

Net investment income	0.72	%(f)	0.71	%(f)

Supplemental Data
Net assets, end of period (000)	$39,133		$14,467

Portfolio turnover rate(g)	1	%(e)	10	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2029 Term Treasury ETF

	Six Months Ended		Period From
	04/30/21		02/25/20	(a)
	(unaudited)		to 10/31/20

Net asset value, beginning of period	$26.27		$25.04

Net investment income(b)	0.10		0.14
Net realized and unrealized gain (loss)(c)		(1.30)	1.20

Net increase (decrease) from investment operations		(1.20)	1.34

Distributions(d)
From net investment income		(0.10)		(0.11)

Total distributions		(0.10)		(0.11)

Net asset value, end of period	$24.97		$26.27

Total Return
Based on net asset value	(4.58	)%(e)	5.35	%(e)

Ratios to Average Net Assets
Total expenses	0.07	%(f)	0.07	%(f)

Total expenses after fees waived	0.07	%(f)	0.07	%(f)

Net investment income	0.76	%(f)	0.78	%(f)

Supplemental Data
Net assets, end of period (000)	$17,481		$23,645

Portfolio turnover rate(g)	0	%(e)(h)	19	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Rounds to less than 1%.

See notes to financial statements.

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2030 Term Treasury ETF
	Six Months Ended		Period From
	04/30/21		07/14/20	(a)
	(unaudited)		to 10/31/20

Net asset value, beginning of period	$24.58		$25.06

Net investment income(b)	0.08		0.04
Net realized and unrealized loss(c)		(1.51)		(0.49)

Net decrease from investment operations		(1.43)		(0.45)

Distributions(d)
From net investment income		(0.08)		(0.03)

Total distributions		(0.08)		(0.03)

Net asset value, end of period	$23.07		$24.58

Total Return
Based on net asset value	(5.84	)%(e)	(1.81	)%(e)

Ratios to Average Net Assets
Total expenses	0.07	%(f)	0.07	%(f)

Total expenses after fees waived	0.07	%(f)	0.07	%(f)

Net investment income	0.71	%(f)	0.53	%(f)

Supplemental Data
Net assets, end of period (000)	$2,307		$2,458

Portfolio turnover rate(g)	37	%(e)	36	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

iBonds Dec 2021 Term Treasury	Non-diversified
iBonds Dec 2022 Term Treasury	Non-diversified
iBonds Dec 2023 Term Treasury	Non-diversified
iBonds Dec 2024 Term Treasury	Non-diversified
iBonds Dec 2025 Term Treasury	Non-diversified
iBonds Dec 2026 Term Treasury	Non-diversified
iBonds Dec 2027 Term Treasury	Non-diversified
iBonds Dec 2028 Term Treasury	Non-diversified
iBonds Dec 2029 Term Treasury	Non-diversified
iBonds Dec 2030 Term Treasury	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements (unaudited) (continued)

the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

iBonds Dec 2026 Term Treasury JPMorgan Securities LLC	$97,515	$97,515		$—	$—

iBonds Dec 2028 Term Treasury Goldman Sachs & Co.	$196,020	$196,020		$—	$—

iBonds Dec 2030 Term Treasury Citigroup Global Markets Inc.	$626,555	$626,555		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.07%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

iBonds Dec 2021 Term Treasury	$146
iBonds Dec 2022 Term Treasury	128
iBonds Dec 2023 Term Treasury	323
iBonds Dec 2024 Term Treasury	75
iBonds Dec 2025 Term Treasury	11
iBonds Dec 2026 Term Treasury	61
iBonds Dec 2027 Term Treasury	14
iBonds Dec 2028 Term Treasury	86
iBonds Dec 2029 Term Treasury	144
iBonds Dec 2030 Term Treasury	2

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended April 30, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

iBonds Dec 2021 Term Treasury	$5
iBonds Dec 2022 Term Treasury	3
iBonds Dec 2023 Term Treasury	2
iBonds Dec 2024 Term Treasury	27
iBonds Dec 2025 Term Treasury	12
iBonds Dec 2026 Term Treasury	35
iBonds Dec 2027 Term Treasury	1
iBonds Dec 2028 Term Treasury	11
iBonds Dec 2029 Term Treasury	290
iBonds Dec 2030 Term Treasury	76

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities

iShares ETF	Purchases	Sales

iBonds Dec 2021 Term Treasury	$—	$276,930
iBonds Dec 2022 Term Treasury	154,896	249,101
iBonds Dec 2023 Term Treasury	478,895	388,820
iBonds Dec 2024 Term Treasury	2,691,085	2,696,863
iBonds Dec 2025 Term Treasury	1,750,056	1,710,052
iBonds Dec 2026 Term Treasury	297,327	206,856
iBonds Dec 2027 Term Treasury	691,149	596,131
iBonds Dec 2028 Term Treasury	576,261	313,100
iBonds Dec 2029 Term Treasury	297,156	63,175
iBonds Dec 2030 Term Treasury	871,240	872,343

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements (unaudited) (continued)

For the six months ended April 30, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

iBonds Dec 2021 Term Treasury	$2,355,525	$—
iBonds Dec 2022 Term Treasury	46,421,804	—
iBonds Dec 2023 Term Treasury	18,681,398	—
iBonds Dec 2024 Term Treasury	3,773,331	—
iBonds Dec 2025 Term Treasury	7,728,212	2,545,551
iBonds Dec 2026 Term Treasury	—	5,075,859
iBonds Dec 2027 Term Treasury	17,692,833	3,871,432
iBonds Dec 2028 Term Treasury	30,327,843	5,087,347
iBonds Dec 2029 Term Treasury	2,544,344	7,528,650

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

iBonds Dec 2026 Term Treasury	$832
iBonds Dec 2027 Term Treasury	7,740
iBonds Dec 2028 Term Treasury	4,232
iBonds Dec 2029 Term Treasury	4,834
iBonds Dec 2030 Term Treasury	12,075

As of April 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

iBonds Dec 2021 Term Treasury	$12,519,775	$1,833	$(633)	$1,200
iBonds Dec 2022 Term Treasury	50,619,928	36,788	(5)	36,783
iBonds Dec 2023 Term Treasury	36,820,128	125,457	(498)	124,959
iBonds Dec 2024 Term Treasury	16,569,610	108,936	(6,807)	102,129
iBonds Dec 2025 Term Treasury	20,534,115	3,510	(55,597)	(52,087)
iBonds Dec 2026 Term Treasury	16,875,818	—	(198,610)	(198,610)
iBonds Dec 2027 Term Treasury	28,104,601	—	(379,553)	(379,553)
iBonds Dec 2028 Term Treasury	39,884,647	—	(893,201)	(893,201)
iBonds Dec 2029 Term Treasury	18,270,541	—	(914,453)	(914,453)
iBonds Dec 2030 Term Treasury	3,105,103	—	(164,525)	(164,525)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/21		Period Ended 10/31/20

iShares ETF	Shares	Amount	Shares	Amount

iBonds Dec 2021 Term Treasury
Shares sold	100,000	$2,534,937	750,000	$18,985,964
Shares redeemed	—	—	(350,000)	(8,876,057)

Net increase	100,000	$2,534,937	400,000	$10,109,907

iBonds Dec 2022 Term Treasury Shares sold	1,850,000	$47,038,210	150,000	$3,776,813

iBonds Dec 2023 Term Treasury Shares sold	750,000	$19,275,474	700,000	$17,793,712

iBonds Dec 2024 Term Treasury Shares sold	150,000	$3,873,749	500,000	$12,738,445

iBonds Dec 2025 Term Treasury
Shares sold	300,000	$7,785,780	600,000	$15,335,853
Shares redeemed	(100,000)	(2,572,037)	—	—

Net increase	200,000	$5,213,743	600,000	$15,335,853

iBonds Dec 2026 Term Treasury
Shares sold	—	$—	850,000	$21,902,972
Shares redeemed	(200,000)	(5,143,801)	—	—

Net increase (decrease)	(200,000)	$(5,143,801)	850,000	$21,902,972

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 04/30/21		Period Ended 10/31/20

iShares ETF	Shares	Amount	Shares	Amount

iBonds Dec 2027 Term Treasury
Shares sold	700,000	$17,772,010	550,000	$14,312,412
Shares redeemed	(150,000)	(3,897,510)	—	—

Net increase	550,000	$13,874,500	550,000	$14,312,412

iBonds Dec 2028 Term Treasury
Shares sold	1,200,000	$30,754,689	550,000	$14,383,685
Shares redeemed	(200,000)	(5,197,895)	—	—

Net increase	1,000,000	$25,556,794	550,000	$14,383,685

iBonds Dec 2029 Term Treasury
Shares sold	100,000	$2,592,414	900,000	$23,477,309
Shares redeemed	(300,000)	(7,674,159)	—	—

Net increase (decrease)	(200,000)	$(5,081,745)	900,000	$23,477,309

iBonds Dec 2030 Term Treasury
Shares sold	—	$—	100,000	$2,506,431

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares iBonds Dec 2021 Term Treasury ETF, iShares iBonds Dec 2022 Term Treasury ETF, iShares iBonds Dec 2023 Term Treasury ETF, iShares iBonds Dec 2024 Term Treasury ETF, iShares iBonds Dec 2025 Term Treasury ETF, iShares iBonds Dec 2026 Term Treasury ETF, iShares iBonds Dec 2027 Term Treasury ETF, iShares iBonds Dec 2028 Term Treasury ETF, iShares iBonds Dec 2029 Term Treasury ETF and iShares iBonds Dec 2030 Term Treasury ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	55

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

iBonds Dec 2021 Term Treasury	$0.009132	$0.013853	$—	$0.022985	40%	60%	—%		100%
iBonds Dec 2022 Term Treasury(a)	0.050321	0.090874	0.009507	0.150702	33	61	6		100
iBonds Dec 2023 Term Treasury(a)	0.052468	—	0.000298	0.052766	99	—	1		100
iBonds Dec 2024 Term Treasury(a)	0.077565	0.023956	0.001280	0.102801	75	24	1		100
iBonds Dec 2025 Term Treasury(a)	0.086039	—	0.000304	0.086343	100	—	0	(b)	100
iBonds Dec 2026 Term Treasury	0.085052	—	—	0.085052	100	—	—		100
iBonds Dec 2027 Term Treasury	0.077938	—	—	0.077938	100	—	—		100
iBonds Dec 2028 Term Treasury(a)	0.085324	—	0.003735	0.089059	96	—	4		100
iBonds Dec 2029 Term Treasury(a)	0.098042	—	0.000838	0.098880	99	—	1		100
iBonds Dec 2030 Term Treasury	0.078413	—	—	0.078413	100	—	—		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	57

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1024-0421

APRIL 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares 0-5 Year High Yield Corporate Bond ETF | SHYG | NYSE Arca

•	iShares Broad USD High Yield Corporate Bond ETF | USHY | Cboe BZX

•	iShares ESG Advanced High Yield Corporate Bond ETF | HYXF | NASDAQ

•	iShares Fallen Angels USD Bond ETF | FALN | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2021 reflected a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the response to the virus’s spread was well underway, and countries around the world felt the effect of economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses were imposed in many parts of the world, workers were laid off, and unemployment claims spiked, causing a global recession.

As May 2020 began, stocks had just begun to recover from the lowest point following the onset of the pandemic. This recovery continued throughout the reporting period, as businesses continued re-opening and governments learned to adapt to life with the virus. Equity prices rose through the summer, fed by strong fiscal and monetary support and improving economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns late in the reporting period, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by announcing that inflation could exceed its 2% target for a sustained period without triggering a rate increase. To stabilize credit markets, the Fed also continued purchasing significant quantities of bonds, as did other influential central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in technology, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are underweight overall on credit, global high-yield and Asian bonds present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	28.85%	45.98%

U.S. small cap equities (Russell 2000® Index)	48.06	74.91

International equities (MSCI Europe, Australasia, Far East Index)	28.84	39.88

Emerging market equities (MSCI Emerging Markets Index)	22.95	48.71

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.05	0.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.26)	(7.79)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.52)	(0.27)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.42	7.40

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.98	19.57

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2021	iShares® 0-5 Year High Yield Corporate Bond ETF

Investment Objective

The iShares 0-5 Year High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds with remaining maturities of less than five years, as represented by the Markit iBoxx® USD Liquid High Yield 0-5 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	7.47%	16.20%	5.67%	4.12%	16.20%	31.75%	35.56%
Fund Market	7.33	14.74	5.67	4.13	14.74	31.75	35.68
Index	7.80	16.61	6.04	4.46	16.61	34.09	39.00
The inception date of the Fund was 10/15/13. The first day of secondary market trading was 10/17/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,074.70	$ 1.54		$ 1,000.00	$ 1,023.30	$ 1.51		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Baa	2.0%
Ba	45.0
B	35.4
Caa	14.6
Ca	0.3
Not Rated	2.7

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)

0-1 Year	5.3%
1-2 Years	10.2
2-3 Years	13.0
3-4 Years	30.1
4-5 Years	41.0
5-6 Years	0.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2021	iShares® Broad USD High Yield Corporate Bond ETF

Investment Objective

The iShares Broad USD High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the ICE BofA U.S. High Yield Constrained Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	7.77%	19.48%	5.48%	19.48%	20.63%
Fund Market	7.53	18.06	5.53	18.06	20.84
Index	8.11	19.99	5.58	19.99	21.03

The inception date of the Fund was 10/25/17. The first day of secondary market trading was 10/26/17.

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE BofA US High Yield Constrained Index. Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the ICE BofA US High Yield Constrained Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE BofA US High Yield Constrained Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,077.70	$ 0.77		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	0.1%
Baa	3.3
Ba	44.6
B	37.7
Caa	12.6
Ca	0.3
C	0.1
Not Rated	1.3

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)

1-5 Years	37.8%
5-10 Years	54.2
10-15 Years	3.3
15-20 Years	1.6
More than 20 Years	3.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2021	iShares® ESG Advanced High Yield Corporate Bond ETF

Investment Objective

The iShares ESG Advanced High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated high yield corporate bonds from issuers with a favorable environmental, social and governance rating as identified by the index provider, while applying extensive screens for involvement in controversial activities, as represented by the Bloomberg Barclays MSCI US High Yield Choice ESG Screened Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	4.63%	13.14%	6.68%	13.14%	37.11%
Fund Market	4.54	11.56	6.72	11.56	37.32
Index	5.04	13.80	7.07	13.80	39.55

The inception date of the Fund was 6/14/16. The first day of secondary market trading was 6/16/16.

Index performance through September 14, 2020 reflects the performance of the Markit iBoxx USD Liquid High Yield ex-Oil & Gas Index. Index performance beginning on September 15, 2020 reflects the performance of the Bloomberg Barclays MSCI US High Yield Choice ESG Screened Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,046.30	$ 1.78		$ 1,000.00	$ 1,023.10	$ 1.76		0.35%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Baa	3.0%
Ba	52.6
B	37.4
Caa	5.8
Ca	0.1
Not Rated	1.1

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)

1-5 Years	34.2%
5-10 Years	59.6
10-15 Years	2.9
15-20 Years	1.3
More than 20 Years	2.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2021	iShares® Fallen Angels USD Bond ETF

Investment Objective

The iShares Fallen Angels USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds that were previously rated investment grade, as represented by the Bloomberg Barclays U.S. High Yield Fallen Angel 3% Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	10.24%	26.17%	9.56%	26.17%	56.12%
Fund Market	9.60	24.69	9.59	24.69	56.31
Index	10.67	27.03	10.19	27.03	60.55

The inception date of the Fund was 6/14/16. The first day of secondary market trading was 6/16/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,102.40	$ 1.30		$ 1,000.00	$ 1,023.60	$ 1.25		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Baa	9.5%
Ba	75.2
B	11.8
Caa	1.6
Not Rated	1.9

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)

0-1 Year	1.1%
1-5 Years	40.7
5-10 Years	23.7
10-15 Years	11.2
15-20 Years	9.8
More than 20 Years	13.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/22)(a)(b)	$3,015	$3,165,963
MDC Partners Inc., 7.50%, 05/01/24 (Call 05/31/21)(a)(b)(c)	7,688	7,840,703
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/25 (Call 06/15/22)(a)	3,770	4,000,912

		15,007,578

Aerospace & Defense — 2.7%
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)(b)	11,432	12,503,750
5.87%, 02/23/22(b)	3,615	3,784,941
6.88%, 05/01/25 (Call 04/01/25)	9,944	11,535,040
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)(b)	8,310	8,391,604
Spirit AeroSystems Inc.
5.50%, 01/15/25 (Call 10/15/22)(a)	4,395	4,651,338
7.50%, 04/15/25 (Call 04/15/22)(a)(b)	10,481	11,227,771
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(a)	4,737	5,284,550
TransDigm Inc.
6.25%, 03/15/26 (Call 03/15/22)(a)	36,883	39,049,876
6.50%, 05/15/25 (Call 05/15/21)	5,880	5,976,832
8.00%, 12/15/25 (Call 04/08/22)(a)	10,020	10,893,744
Triumph Group Inc.
6.25%, 09/15/24 (Call 06/01/21)(a)(b)	5,741	5,809,175
7.75%, 08/15/25 (Call 06/01/21)(b)	2,850	2,829,928
8.88%, 06/01/24 (Call 02/01/23)(a)(b)	7,350	8,176,875

		130,115,424

Agriculture — 0.2%
JBS Investments II GmbH, 7.00%, 01/15/26 (Call 01/15/22)(a)(b)	7,429	7,910,399

Airlines — 2.5%
American Airlines Group Inc.
3.75%, 03/01/25(a)(b)	1,539	1,353,358
5.00%, 06/01/22(a)(b)	6,795	6,744,037
American Airlines Inc., 11.75%, 07/15/25(a)(b)	22,210	27,881,879
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(a)	17,655	18,537,750
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	7,730	7,793,869
3.63%, 03/15/22 (Call 02/15/22)	8,256	8,357,136
3.80%, 04/19/23 (Call 03/19/23)(b)	3,966	4,090,457
7.38%, 01/15/26 (Call 12/15/25)(b)	10,991	12,889,786
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)	10,219	10,793,819
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)	7,670	8,544,380
United Airlines Holdings Inc.
4.25%, 10/01/22	3,354	3,426,346
4.88%, 01/15/25(b)	3,277	3,325,725
United Airlines Inc., 4.38%, 04/15/26 (Call 10/15/25)(a)	6,792	7,048,194

		120,786,736

Apparel — 0.5%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	7,528	7,930,423
5.38%, 05/15/25 (Call 05/15/22)(a)	5,555	5,844,138
Levi Strauss & Co., 5.00%, 05/01/25 (Call 06/01/21)(b)	2,436	2,487,765
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(a)	4,070	4,336,585

Security	Par (000)	Value

Apparel (continued)
William Carter Co. (The), 5.50%, 05/15/25 (Call 05/15/22)(a)	$3,899	$4,132,968

		24,731,879

Auto Manufacturers — 3.6%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	10,108	10,983,252
Ford Motor Co.
8.50%, 04/21/23	14,140	15,836,800
9.00%, 04/22/25 (Call 03/22/25)	17,194	21,019,665
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)	2,550	2,587,476
3.09%, 01/09/23	5,875	5,986,364
3.10%, 05/04/23	1,618	1,654,373
3.22%, 01/09/22(b)	2,090	2,112,885
3.34%, 03/28/22 (Call 02/28/22)	3,400	3,446,920
3.35%, 11/01/22	5,850	5,988,991
3.37%, 11/17/23	3,840	3,967,406
3.38%, 11/13/25 (Call 10/13/25)	11,091	11,368,275
3.81%, 01/09/24 (Call 11/09/23)(b)	2,393	2,482,737
4.06%, 11/01/24 (Call 10/01/24)	6,056	6,377,271
4.13%, 08/04/25	4,350	4,596,668
4.14%, 02/15/23 (Call 01/15/23)	3,200	3,319,973
4.25%, 09/20/22(b)	3,780	3,905,748
4.38%, 08/06/23(b)	1,800	1,899,396
4.39%, 01/08/26(b)	5,417	5,782,647
5.13%, 06/16/25 (Call 05/16/25)	7,349	8,028,048
5.58%, 03/18/24 (Call 02/18/24)	5,841	6,359,389
5.60%, 01/07/22(b)	5,600	5,751,200
5.88%, 08/02/21	3,000	3,030,000
Jaguar Land Rover Automotive PLC
5.63%, 02/01/23 (Call 06/01/21)(a)	4,024	4,036,676
7.75%, 10/15/25 (Call 10/15/22)(a)	6,410	6,957,399
Navistar International Corp., 9.50%, 05/01/25 (Call 06/25/21)(a)(b)	6,205	6,732,425
Stellantis NV, 5.25%, 04/15/23	670	726,267
Tesla Inc., 5.30%, 08/15/25 (Call 06/01/21)(a)	15,435	15,984,486

		170,922,737

Auto Parts & Equipment — 1.4%
Adient U.S. LLC, 9.00%, 04/15/25 (Call 04/15/22)(a)	5,908	6,547,541
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 06/01/21)(b)	5,710	5,916,988
6.25%, 03/15/26 (Call 05/11/21)(b)	3,848	3,959,823
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(a)(b)	4,345	4,667,807
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 05/31/21)(a)(b)	3,820	3,945,423
Dana Inc., 5.50%, 12/15/24 (Call 05/29/21)(b)	4,007	4,095,655
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23 (Call 05/06/21)(b)	8,874	8,882,082
9.50%, 05/31/25 (Call 05/31/22)(b)	7,339	8,274,722
Meritor Inc., 6.25%, 02/15/24 (Call 06/01/21)	1,899	1,929,524
Titan International Inc., 6.50%, 11/30/23 (Call 05/07/21)	2,140	2,215,574
ZF North America Capital Inc.
4.50%, 04/29/22(a)	5,031	5,148,366
4.75%, 04/29/25(a)	9,156	9,868,928

		65,452,433

Banks — 1.7%
CIT Group Inc.
3.93%, 06/19/24 (Call 06/19/23)(b)(d)	4,059	4,297,350
4.75%, 02/16/24 (Call 11/16/23)(b)	4,117	4,487,530

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.00%, 08/15/22(b)	$10,343	$10,893,248
5.00%, 08/01/23	6,521	7,083,436
5.25%, 03/07/25 (Call 12/07/24)(b)	3,580	4,040,925
Commerzbank AG, 8.13%, 09/19/23(a)(b)	8,573	9,807,758
Deutsche Bank AG, 4.50%, 04/01/25(b)	13,017	14,060,836
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 06/01/21)(a)(b)	3,751	3,883,692
8.25%, 04/15/25 (Call 06/01/21)(a)(b)	5,740	5,951,576
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)(b)	17,386	18,894,235

		83,400,586

Beverages — 0.1%
Primo Water Holdings Inc., 5.50%, 04/01/25 (Call 05/02/21)(a)	6,730	6,916,098

Building Materials — 0.3%
Cogent Communications Group, 3.50%, 05/01/26 (Call 02/01/26)(a)	2,010	2,010,000
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25 (Call 07/15/22)(a)	4,740	5,124,730
Jeld-Wen Inc., 4.63%, 12/15/25 (Call 06/01/21)(a)(b)	2,100	2,144,859
Koppers Inc., 6.00%, 02/15/25 (Call 06/01/21)(a)(b)	4,769	4,907,301
U.S. Concrete Inc., 6.38%, 06/01/24 (Call 06/01/21)	309	315,953

		14,502,843

Chemicals — 2.3%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)	3,482	3,628,820
CF Industries Inc., 3.45%, 06/01/23(b)	6,129	6,404,805
Chemours Co. (The), 7.00%, 05/15/25 (Call 06/01/21)	6,368	6,551,080
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 06/01/21)(a)(b)	3,873	3,721,247
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 05/17/21)(a)	5,473	5,516,374
GPD Companies Inc., 10.13%, 04/01/26 (Call 04/01/22)(a)	4,100	4,466,745
INEOS Group Holdings SA, 5.63%, 08/01/24 (Call 06/01/21)(a)(b)	4,256	4,285,068
INEOS Quattro Finance 2 PLC, 3.38%, 01/15/26 (Call 01/15/23)(a)(b)	4,585	4,581,124
Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/25 (Call 12/15/22)(a)	3,517	3,569,755
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)(b)	8,264	8,712,405
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	4,494	4,807,758
5.25%, 08/01/23 (Call 05/31/21)(a)	2,897	2,931,369
OCI NV
4.63%, 10/15/25 (Call 10/15/22)(a)(b)	3,512	3,661,260
5.25%, 11/01/24 (Call 11/01/21)(a)	3,383	3,515,038
Olin Corp., 9.50%, 06/01/25 (Call 03/01/25)(a)	4,695	5,876,247
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 06/01/21)(a)(b)	4,945	5,105,712
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 06/01/21)(a)(b)	4,020	3,935,580
7.63%, 01/15/26 (Call 01/15/24)(a)	4,635	4,937,530
SPCM SA, 4.88%, 09/15/25 (Call 05/11/21)(a)(b)	4,560	4,683,706
TPC Group Inc., 10.50%, 08/01/24 (Call 08/01/21)(a)(b)	7,907	7,374,068
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 05/31/21)(a)	4,005	4,092,609
Tronox Inc., 6.50%, 05/01/25 (Call 05/01/22)(a)	4,488	4,790,940
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25 (Call 06/01/21)(a)(b)	3,295	3,270,288

		110,419,528

Security	Par (000)	Value

Coal — 0.1%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25 (Call 06/01/21)(a)	$5,287	$5,506,516

Commercial Services — 2.2%
ADT Security Corp. (The)
3.50%, 07/15/22	8,047	8,238,116
4.13%, 06/15/23(b)	6,023	6,295,164
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 06/01/21)(a)	4,570	4,128,995
Aptim Corp., 7.75%, 06/15/25 (Call 05/17/21)(a)(b)	4,535	3,949,985
APX Group Inc.
7.63%, 09/01/23 (Call 06/01/21)	3,791	3,893,736
7.88%, 12/01/22 (Call 06/01/21)	5,973	6,000,252
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.25%, 03/15/25 (Call 06/01/21)(a)	1,609	1,638,595
Brink’s Co. (The), 5.50%, 07/15/25 (Call 07/15/22)(a)	3,715	3,933,037
CoreCivic Inc., 8.25%, 04/15/26 (Call 04/15/24)	3,500	3,517,500
Jaguar Holding Co. II/PPD Development LP, 4.63%, 06/15/25 (Call 06/15/22)(a)(b)	4,545	4,783,294
Laureate Education Inc., 8.25%, 05/01/25 (Call 05/11/21)(a)(b)	6,540	6,841,189
Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)	3,220	3,328,514
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc., 7.88%, 10/01/22 (Call 05/17/21)(a)(b)	2,708	2,665,417
Modulaire Global Finance PLC, 8.00%, 02/15/23 (Call 05/11/21)(a)	4,630	4,722,600
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25 (Call 05/31/21)(a)(b)	4,304	4,416,980
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(a)	7,304	7,814,469
5.75%, 04/15/26(a)	5,348	5,849,803
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 06/01/21)(a)	4,675	4,816,092
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)(b)	7,143	7,776,941
9.25%, 04/15/25 (Call 03/16/25)(a)(b)	6,833	8,193,745
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 05/17/21)(a)(b)	5,804	5,134,247

		107,938,671

Computers — 1.9%
Dell International LLC/EMC Corp., 7.13%, 06/15/24 (Call 05/17/21)(a)(b)	14,462	14,853,807
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 06/01/21)(b)	3,567	3,652,251
9.38%, 07/15/25 (Call 07/15/22)(a)	6,542	7,269,798
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	8,780	9,111,744
NCR Corp., 8.13%, 04/15/25 (Call 04/15/22)(a)	3,505	3,837,916
Seagate HDD Cayman
4.75%, 06/01/23(b)	4,250	4,544,011
4.75%, 01/01/25(b)	4,000	4,363,833
4.88%, 03/01/24 (Call 01/01/24)	4,750	5,141,595
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25 (Call 05/11/21)(a)	9,645	9,855,582
Vericast Corp., 8.38%, 08/15/22 (Call 06/01/21)(a)(b)	6,081	6,190,458
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 06/01/21)(a)	1,350	1,416,043
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	19,860	22,007,363

		92,244,401

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care — 0.2%
Avon Products Inc., 6.50%, 03/15/23	$2,417	$2,600,148
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(a)	5,201	5,262,892
6.50%, 04/15/26 (Call 06/01/21)(a)(b)	2,500	2,506,225

		10,369,265

Distribution & Wholesale — 0.8%
Avient Corp.
5.25%, 03/15/23(b)	4,804	5,171,656
5.75%, 05/15/25 (Call 05/15/22)(a)	6,030	6,380,544
Core & Main LP, 6.13%, 08/15/25 (Call 06/01/21)(a)(b)	7,389	7,553,405
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/22)(a)	3,475	3,778,550
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/21)(a)(b)	8,491	8,601,256
Performance Food Group Inc., 5.50%, 06/01/24 (Call 05/11/21)(a)	2,616	2,626,464
Wolverine Escrow LLC, 8.50%, 11/15/24 (Call 11/15/21)(a)	5,670	5,588,317

		39,700,192

Diversified Financial Services — 4.1%
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)(b)	9,163	10,506,912
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 12/31/21)(a)	3,579	3,702,476
6.63%, 03/15/26 (Call 03/15/22)	3,675	3,887,677
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(a)	6,010	6,145,225
Enova International Inc., 8.50%, 09/15/25 (Call 09/15/21)(a)	3,280	3,430,698
Fairstone Financial Inc., 7.88%, 07/15/24 (Call 07/15/21)(a)	3,168	3,318,480
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 11/15/22)(a)	3,135	3,244,725
Genworth Mortgage Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	6,500	7,058,415
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(a)	4,628	4,808,156
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)	4,700	4,632,253
LD Holdings Group LLC, 6.50%, 11/01/25 (Call 11/01/22)(a)	4,480	4,735,453
Navient Corp.
5.50%, 01/25/23	7,825	8,192,775
5.88%, 10/25/24	3,910	4,119,035
6.13%, 03/25/24	7,379	7,794,069
6.50%, 06/15/22(b)	8,520	8,940,268
6.75%, 06/25/25(b)	4,355	4,730,494
7.25%, 01/25/22(b)	5,532	5,753,695
7.25%, 09/25/23	4,615	5,013,044
OneMain Finance Corp.
5.63%, 03/15/23(b)	7,743	8,269,137
6.13%, 05/15/22(b)	9,020	9,460,148
6.13%, 03/15/24 (Call 09/15/23)(b)	11,984	12,957,700
6.88%, 03/15/25	11,484	13,051,566
7.13%, 03/15/26	8,755	10,220,733
8.88%, 06/01/25 (Call 06/01/22)	5,626	6,241,597
PennyMac Financial Services Inc., 5.38%, 10/15/25 (Call 10/15/22)(a)	5,710	6,016,913
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 03/15/23)(a)	3,505	3,588,220
SLM Corp., 4.20%, 10/29/25 (Call 09/29/25)(b)	4,434	4,673,395
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(a)(b)	2,956	3,162,920

Security	Par (000)	Value

Diversified Financial Services (continued)
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 06/01/21)(a)(b)	$3,911	$3,996,431
United Shore Financial Services LLC, 5.50%, 11/15/25 (Call 11/15/22)(a)	7,206	7,486,262
VistaJet Malta Finance PLC/XO Management Holding Inc., 10.50%, 06/01/24 (Call 06/01/22)(a)	6,343	6,848,854

		195,987,726

Electric — 0.8%
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)	3,565	3,839,683
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/11/21)(a)	5,080	5,266,538
FirstEnergy Corp.
Series A, 3.35%, 07/15/22 (Call 05/15/22)(b)	4,276	4,387,176
Series B, 4.75%, 03/15/23 (Call 12/15/22)(b)	2,775	2,938,632
InterGen NV, 7.00%, 06/30/23 (Call 05/31/21)(a)	3,354	3,259,082
NextEra Energy Operating Partners LP
4.25%, 07/15/24 (Call 04/15/24)(a)	6,027	6,396,154
4.25%, 09/15/24 (Call 07/15/24)(a)(b)	555	588,386
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/21)(b)	4,145	3,443,459
10.50%, 01/15/26 (Call 01/15/22)(a)	5,410	4,970,437
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 06/01/21)(a)(b)	700	723,275
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)(b)	3,260	3,396,453

		39,209,275

Electrical Components & Equipment — 0.3%
WESCO Distribution Inc.
5.38%, 06/15/24 (Call 06/01/21)	1,906	1,942,214
7.13%, 06/15/25 (Call 06/15/22)(a)(b)	13,407	14,501,346

		16,443,560

Electronics — 0.5%
Brightstar Escrow Corp., 9.75%, 10/15/25 (Call 10/15/22)(a)	3,665	3,991,316
Ingram Micro Inc., 5.45%, 12/15/24 (Call 09/15/24)	2,896	3,321,857
Sensata Technologies BV
4.88%, 10/15/23(a)(b)	4,351	4,655,570
5.00%, 10/01/25(a)(b)	7,125	7,908,750
5.63%, 11/01/24(a)(b)	1,775	1,979,125

		21,856,618

Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC, 4.25%, 01/31/23 (Call 10/31/22)(a)(b)	5,059	5,210,138

Engineering & Construction — 0.8%
AECOM, 5.88%, 10/15/24 (Call 07/15/24)(b)	6,783	7,637,033
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 06/01/21)(a)(b)	8,480	8,670,497
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(a)	3,485	3,663,223
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)(b)	4,715	4,868,143
PowerTeam Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(a)	8,635	9,596,507
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/17/21)(a)(b)	4,438	4,583,789

		39,019,192

Entertainment — 4.1%
AMC Entertainment Holdings Inc., 10.50%, 04/15/25 (Call 04/15/22)(a)	4,075	4,358,511
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 03/01/22)(a)	2,025	2,092,500
Boyne USA Inc., 7.25%, 05/01/25 (Call 05/15/21)(a)(b)	4,630	4,802,004

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Caesars Entertainment Inc., 6.25%, 07/01/25 (Call 07/01/22)(a)	$29,071	$30,924,276
Caesars Resort Collection LLC/CRC Finco Inc.
5.25%, 10/15/25 (Call 05/11/21)(a)(b)	14,620	14,738,970
5.75%, 07/01/25 (Call 07/01/22)(a)(b)	8,470	8,925,262
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 06/01/21)(b)	3,470	3,496,754
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/01/22)(a)	9,111	9,567,129
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/21)(b)	6,597	6,588,424
5.88%, 03/15/26 (Call 03/15/23)(a)(b)	3,740	3,893,340
Cirsa Finance International Sarl, 7.88%, 12/20/23 (Call 05/11/21)(a)	4,618	4,710,360
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 04/15/22)(a)	2,850	3,042,803
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(a)	6,085	6,275,156
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	8,641	9,569,907
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 06/01/21)(a)(b)	3,615	3,782,133
Live Nation Entertainment Inc., 4.88%, 11/01/24 (Call 05/06/21)(a)(b)	5,239	5,345,483
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 05/17/21)(a)(b)	3,075	3,209,252
8.00%, 02/01/26 (Call 02/01/23)(a)	9,985	10,134,775
Scientific Games International Inc.
5.00%, 10/15/25 (Call 06/01/21)(a)	12,016	12,407,521
8.25%, 03/15/26 (Call 03/15/22)(a)	8,550	9,230,794
8.63%, 07/01/25 (Call 07/01/22)(a)	4,982	5,442,835
SeaWorld Parks & Entertainment Inc., 9.50%, 08/01/25 (Call 02/01/22)(a)(b)	4,658	5,057,750
Six Flags Entertainment Corp., 4.88%, 07/31/24 (Call 06/01/21)(a)	8,959	9,052,543
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)(b)	6,462	6,973,273
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	5,739	6,097,687
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/25 (Call 04/15/22)(a)	5,371	5,801,936

		195,521,378

Environmental Control — 0.6%
Covanta Holding Corp., 5.88%, 07/01/25 (Call 06/01/21)(b)	3,450	3,589,725
GFL Environmental Inc.
3.75%, 08/01/25 (Call 08/01/22)(a)(b)	6,845	6,964,788
4.25%, 06/01/25 (Call 06/01/22)(a)(b)	4,437	4,595,900
Stericycle Inc., 5.38%, 07/15/24 (Call 07/15/21)(a)(b)	5,306	5,479,612
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(a)	4,140	4,688,550
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 06/01/21)(a)(b)	4,425	4,529,577

		29,848,152

Food — 1.6%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(a)	4,020	4,020,332
3.50%, 02/15/23 (Call 12/15/22)(a)	7,195	7,409,051
7.50%, 03/15/26 (Call 03/15/22)(a)	4,575	5,040,396
B&G Foods Inc., 5.25%, 04/01/25 (Call 06/01/21)(b)	7,880	8,111,199
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 06/01/21)(a)	4,945	5,148,981

Security	Par (000)	Value

Food (continued)
Del Monte Foods Inc., 11.88%, 05/15/25 (Call 05/15/22)(a)	$4,720	$5,379,384
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 06/01/21)(a)	4,900	5,041,488
Ingles Markets Inc., 5.75%, 06/15/23 (Call 06/01/21)	121	122,199
Kraft Heinz Foods Co.
3.50%, 06/06/22(b)	3,030	3,118,579
3.95%, 07/15/25 (Call 04/15/25)(b)	11,796	13,046,671
4.00%, 06/15/23 (Call 05/01/21)(b)	3,525	3,750,306
Lamb Weston Holdings Inc., 4.63%, 11/01/24 (Call 11/01/21)(a)(b)	7,268	7,542,745
U.S. Foods Inc., 6.25%, 04/15/25 (Call 04/15/22)(a)	9,784	10,404,312

		78,135,643

Food Service — 0.4%
Aramark Services Inc.
5.00%, 04/01/25 (Call 06/01/21)(a)(b)	4,346	4,460,083
6.38%, 05/01/25 (Call 05/01/22)(a)(b)	13,832	14,713,790

		19,173,873

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)(b)	5,837	6,482,183
5.63%, 05/20/24 (Call 03/20/24)	6,030	6,721,641
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 05/31/21)(a)	3,206	3,263,387

		16,467,211

Health Care - Products — 0.0%
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.38%, 06/01/25 (Call 06/01/22)(a)	546	588,315

Health Care - Services — 4.8%
Air Methods Corp., 8.00%, 05/15/25 (Call 06/01/21)(a)	4,000	3,778,400
Akumin Inc., 7.00%, 11/01/25 (Call 11/01/22)(a)(b)	4,440	4,644,311
CHS/Community Health Systems Inc.
6.63%, 02/15/25 (Call 02/15/22)(a)	12,480	13,179,895
8.00%, 03/15/26 (Call 03/15/22)(a)	18,222	19,634,205
8.13%, 06/30/24 (Call 06/30/21)(a)	11,799	12,366,335
Encompass Health Corp., 5.75%, 09/15/25 (Call 06/01/21)(b)	2,900	3,000,920
Global Medical Response Inc., 6.50%, 10/01/25 (Call 10/01/21)(a)	5,450	5,599,194
HCA Inc.
5.38%, 02/01/25	22,958	25,570,620
5.88%, 05/01/23	10,962	11,963,138
5.88%, 02/15/26 (Call 08/15/25)	9,070	10,419,162
Legacy LifePoint Health LLC, 6.75%, 04/15/25 (Call 04/15/22)(a)(b)	5,801	6,191,005
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)(b)	2,279	2,491,061
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(a)(b)	4,710	5,004,375
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	5,946	6,255,281
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/01/22)(a)	7,115	7,657,519
Quorom Health Corp., 11.63%, 04/15/23(e)(f)(g)	2,653	—(h	)
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(a)	7,130	7,433,025
Surgery Center Holdings Inc., 6.75%, 07/01/25 (Call 06/01/21)(a)(b)	3,670	3,740,486
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 06/01/21)	15,854	16,093,395
4.63%, 09/01/24 (Call 09/01/21)(a)	5,084	5,235,046
4.88%, 01/01/26 (Call 03/01/22)(a)(b)	17,593	18,279,127
5.13%, 05/01/25 (Call 06/01/21)	12,000	12,144,000

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
6.75%, 06/15/23	$16,594	$18,120,648
7.50%, 04/01/25 (Call 04/01/22)(a)(b)	5,895	6,357,296
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26 (Call 03/01/23)(a)	3,240	3,386,610

		228,545,054

Holding Companies - Diversified — 0.7%
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(a)(b)	4,145	4,214,968
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)(b)	10,360	10,884,630
6.38%, 12/15/25 (Call 06/01/21)	3,375	3,485,025
6.75%, 02/01/24 (Call 06/01/21)	4,886	4,996,546
Stena AB, 7.00%, 02/01/24(a)(b)	4,662	4,741,513
Stena International SA
5.75%, 03/01/24(a)(b)	2,795	2,871,630
6.13%, 02/01/25 (Call 02/01/22)(a)(b)	3,115	3,193,913

		34,388,225

Home Builders — 1.3%
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.38%, 05/15/25 (Call 06/01/21)(a)	2,408	2,462,180
Century Communities Inc., 5.88%, 07/15/25 (Call 06/01/21)(b)	4,818	5,003,686
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/22)(a)	4,425	4,734,750
Forestar Group Inc.
3.85%, 05/15/26 (Call 05/15/23)(a)	1,290	1,302,900
8.00%, 04/15/24 (Call 05/07/21)(a)	2,730	2,839,064
KB Home
7.00%, 12/15/21 (Call 09/15/21)	4,967	5,080,723
7.50%, 09/15/22(b)	2,976	3,226,622
7.63%, 05/15/23 (Call 11/15/22)	3,038	3,315,066
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)(b)	3,820	4,342,671
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)(b)	5,593	5,949,554
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(a)(b)	3,573	3,892,783
5.88%, 04/15/23 (Call 01/15/23)(a)	3,403	3,660,966
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)	5,094	5,369,713
5.88%, 02/15/22 (Call 11/15/21)(b)	4,920	5,054,773
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	4,170	4,653,595

		60,889,046

Home Furnishings — 0.2%
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 04/15/23)(a)	7,225	7,504,969

Household Products & Wares — 0.1%
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 06/01/21)(b)	3,134	3,223,162

Housewares — 0.5%
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/22)(a)	6,045	6,466,488
Newell Brands Inc.
4.35%, 04/01/23 (Call 02/01/23)	8,375	8,837,802
4.70%, 04/01/26 (Call 01/01/26)	4,500	5,011,875
4.88%, 06/01/25 (Call 05/01/25)(b)	5,215	5,800,384

		26,116,549

Security	Par (000)	Value

Insurance — 0.9%
Acrisure LLC/Acrisure Finance Inc., 7.00%, 11/15/25 (Call 06/01/21)(a)(b)	$8,035	$8,272,234
AssuredPartners Inc., 7.00%, 08/15/25 (Call 06/01/21)(a)(b)	4,685	4,803,464
Genworth Holdings Inc.
4.80%, 02/15/24(b)	3,646	3,588,393
4.90%, 08/15/23(b)	2,796	2,779,783
7.63%, 09/24/21(b)	5,711	5,828,361
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	3,675	4,230,706
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	3,924	4,162,536
6.63%, 03/15/25 (Call 09/15/24)(b)	4,605	5,211,862
USI Inc./NY, 6.88%, 05/01/25 (Call 06/01/21)(a)(b)	5,250	5,345,484

		44,222,823

Internet — 1.2%
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(a)	3,164	3,254,030
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)	4,535	4,884,195
5.50%, 02/15/22(b)	5,953	6,175,047
5.75%, 03/01/24(b)	3,354	3,776,420
5.88%, 02/15/25(b)	6,791	7,860,582
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)(b)	2,512	2,562,899
5.00%, 04/15/25 (Call 05/11/21)(a)	9,475	9,595,759
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(a)(b)	4,455	4,816,969
Uber Technologies Inc., 7.50%, 05/15/25 (Call 05/15/22)(a)	8,839	9,557,169
VeriSign Inc.
4.63%, 05/01/23 (Call 06/01/21)	3,382	3,383,691
5.25%, 04/01/25 (Call 01/01/25)	2,000	2,262,452

		58,129,213

Iron & Steel — 1.0%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)(b)	4,361	4,748,039
ArcelorMittal SA
3.60%, 07/16/24	7,025	7,486,292
4.55%, 03/11/26	5,750	6,382,500
Cleveland-Cliffs Inc.
5.75%, 03/01/25 (Call 06/01/21)(b)	3,457	3,558,549
6.75%, 03/15/26 (Call 03/15/22)(a)(b)	6,775	7,367,067
9.88%, 10/17/25 (Call 10/17/22)(a)	5,450	6,396,937
U.S. Steel Corp.
6.25%, 03/15/26 (Call 06/01/21)	5,600	5,726,000
6.88%, 08/15/25 (Call 06/01/21)(b)	6,917	7,097,799

		48,763,183

Leisure Time — 1.1%
Carlson Travel Inc., 6.75%, 12/15/25 (Call 12/15/21)(a)	641	604,412
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 06/01/21)(a)	3,392	3,297,554
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(a)	8,108	8,402,206
8.00%, 04/15/26 (Call 02/01/23)(a)	3,900	4,109,764
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/21)(a)	4,890	4,700,512
5.88%, 03/15/26 (Call 12/15/25)(a)	11,331	11,861,938
10.25%, 02/01/26 (Call 08/01/23)(a)(b)	6,395	7,520,776
12.25%, 05/15/24 (Call 02/15/24)(a)(b)	5,834	7,101,670
Viking Cruises Ltd., 13.00%, 05/15/25 (Call 05/15/22)(a)	5,911	6,911,437

		54,510,269

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging — 3.0%
Boyd Gaming Corp., 8.63%, 06/01/25 (Call 06/01/22)(a)	$5,389	$5,966,701
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 06/01/21)(a)	4,326	4,500,122
10.75%, 09/01/24 (Call 06/01/21)(a)	5,156	5,458,915
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25 (Call 05/01/22)(a)(b)	4,175	4,390,314
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(a)(b)	5,182	5,499,398
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 05/31/21)(a)	7,875	8,096,681
5.25%, 04/26/26 (Call 04/26/22)(a)	4,000	4,202,000
MGM China Holdings Ltd.
5.25%, 06/18/25 (Call 06/18/22)(a)(b)	3,675	3,851,216
5.38%, 05/15/24 (Call 05/15/21)(a)	5,844	6,003,833
MGM Resorts International
5.75%, 06/15/25 (Call 03/15/25)(b)	5,820	6,409,275
6.00%, 03/15/23	11,006	11,780,394
6.75%, 05/01/25 (Call 05/01/22)(b)	6,050	6,488,625
7.75%, 03/15/22	9,427	9,928,146
Station Casinos LLC, 5.00%, 10/01/25 (Call 06/01/21)(a)(b)	2,571	2,612,072
Studio City Finance Ltd., 6.00%, 07/15/25 (Call 07/15/22)(a)(b)	4,191	4,432,514
Travel & Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)	2,891	2,988,061
4.25%, 03/01/22 (Call 12/01/21)(b)	6,399	6,485,386
Travel + Leisure Co., 6.60%, 10/01/25 (Call 07/01/25)	3,373	3,824,139
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(a)(b)	5,400	5,840,460
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)	4,141	4,252,304
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	15,365	16,400,601
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 05/11/21)(a)(b)	5,301	5,398,538
5.50%, 01/15/26 (Call 06/15/22)(a)(b)	8,550	9,003,150

		143,812,845

Machinery — 0.5%
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 06/01/21)(a)(b)	3,478	3,464,957
Colfax Corp., 6.38%, 02/15/26 (Call 02/15/22)(a)	2,330	2,485,807
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 06/01/21)(a)	4,725	4,923,592
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 06/01/21)(a)	5,150	5,271,669
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 06/01/21)(a)	5,250	5,453,219
Welbilt Inc., 9.50%, 02/15/24 (Call 06/01/21)(b)	3,198	3,361,897

		24,961,141

Manufacturing — 1.4%
Bombardier Inc.
5.75%, 03/15/22(a)(b)	3,391	3,513,924
6.00%, 10/15/22 (Call 05/31/21)(a)(b)	10,169	10,169,636
6.13%, 01/15/23(a)(b)	8,755	9,136,630
7.50%, 12/01/24 (Call 05/31/21)(a)(b)	8,494	8,640,946
7.50%, 03/15/25 (Call 05/31/21)(a)(b)	12,720	12,720,000
FXI Holdings Inc., 7.88%, 11/01/24 (Call 06/01/21)(a)(b)	4,892	5,067,806
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/22)(a)(b)	5,585	5,845,401
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/22)	3,175	3,414,032
LSB Industries Inc., 9.63%, 05/01/23 (Call 06/01/21)(a)(b)	3,843	3,978,065

Security	Par (000)	Value

Manufacturing (continued)
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)(b)	$3,980	$4,200,464

		66,686,904

Media — 4.3%
AMC Networks Inc.
4.75%, 08/01/25 (Call 08/01/21)(b)	7,210	7,426,300
5.00%, 04/01/24 (Call 06/01/21)(b)	5,151	5,226,977
CCO Holdings LLC/CCO Holdings Capital Corp., 4.00%, 03/01/23 (Call 05/17/21)(a)	5,232	5,287,616
Cengage Learning Inc., 9.50%, 06/15/24 (Call 06/01/21)(a)(b)	5,682	5,782,856
Clear Channel Worldwide Holdings Inc., 9.25%, 02/15/24 (Call 06/01/21)(b)	9,055	9,448,704
CSC Holdings LLC
5.25%, 06/01/24(b)	7,117	7,717,018
5.88%, 09/15/22	5,513	5,789,477
6.75%, 11/15/21(b)	8,294	8,522,381
DISH DBS Corp.
5.00%, 03/15/23(b)	12,913	13,503,071
5.88%, 07/15/22(b)	17,173	17,988,321
5.88%, 11/15/24(b)	16,974	18,366,756
6.75%, 06/01/21	16,195	16,270,159
EW Scripps Co. (The), 5.13%, 05/15/25 (Call 05/15/21)(a)(b)	3,815	3,913,381
Meredith Corp., 6.88%, 02/01/26 (Call 06/01/21)	10,054	10,317,917
Quebecor Media Inc., 5.75%, 01/15/23(b)	7,169	7,657,613
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 06/01/21)(a)(b)	9,149	9,197,032
4.63%, 07/15/24 (Call 07/15/21)(a)(b)	13,550	13,941,858
TEGNA Inc., 4.75%, 03/15/26 (Call 03/15/23)(a)(b)	5,040	5,363,316
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/23)(a)	4,970	5,215,083
Univision Communications Inc.
5.13%, 02/15/25 (Call 05/11/21)(a)(b)	12,761	12,988,964
9.50%, 05/01/25 (Call 05/01/22)(a)(b)	3,125	3,479,561
Videotron Ltd.
5.00%, 07/15/22	6,699	6,991,947
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	5,569	6,127,571

		206,523,879

Metal Fabricate & Hardware — 0.2%
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 06/01/21)(a)(b)	7,382	7,520,413

Mining — 1.2%
Arconic Corp., 6.00%, 05/15/25 (Call 05/15/22)(a)(b)	6,496	6,940,221
Constellium SE
5.75%, 05/15/24 (Call 05/31/21)(a)	2,697	2,728,465
5.88%, 02/15/26 (Call 05/31/21)(a)(b)	4,347	4,487,886
FMG Resources August 2006 Pty Ltd.
5.13%, 03/15/23 (Call 12/15/22)(a)(b)	2,673	2,823,365
5.13%, 05/15/24 (Call 02/15/24)(a)	6,695	7,298,816
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)(b)	5,003	5,083,162
3.88%, 03/15/23 (Call 12/15/22)(b)	8,586	8,970,390
4.55%, 11/14/24 (Call 08/14/24)(b)	5,574	6,089,595
Kaiser Aluminum Corp., 6.50%, 05/01/25 (Call 05/01/22)(a)	3,340	3,552,925
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(a)(b)	4,207	4,467,063

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(a)(b)	$3,575	$3,718,000

		56,159,888

Office & Business Equipment — 0.6%
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25 (Call 05/01/22)	5,353	5,586,016
5.50%, 12/01/24 (Call 06/01/24)	5,500	6,076,950
Pitney Bowes Inc., 4.63%, 03/15/24 (Call 12/15/23)(b)	2,440	2,540,650
Xerox Corp., 4.38%, 03/15/23 (Call 02/15/23)	8,731	9,158,819
Xerox Holdings Corp., 5.00%, 08/15/25 (Call 07/15/25)(a)	6,569	6,899,913

		30,262,348

Oil & Gas — 8.8%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 02/15/23)(a)	6,510	6,892,788
Antero Resources Corp.
5.00%, 03/01/25 (Call 06/01/21)(b)	4,944	5,018,160
5.63%, 06/01/23 (Call 06/01/21)(b)	4,863	4,881,236
Apache Corp., 4.63%, 11/15/25 (Call 08/15/25)(b)	4,415	4,663,344
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 06/01/21)(a)	2,825	2,824,407
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/23)(a)	4,961	5,075,463
Callon Petroleum Co.
6.13%, 10/01/24 (Call 06/01/21)(b)	3,700	3,422,500
6.25%, 04/15/23 (Call 06/01/21)(b)	4,525	4,298,750
Calumet Specialty Products Partners LP/Calumet Finance Corp.
9.25%, 07/15/24 (Call 07/15/21)(a)	67	74,218
11.00%, 04/15/25 (Call 10/15/21)(a)	4,350	4,736,062
Chesapeake Energy Corp., 5.50%, 02/01/26 (Call 02/05/23)(a)	4,285	4,532,379
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/21)(a)	11,258	11,614,879
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(a)	1,345	1,377,299
7.00%, 06/15/25 (Call 06/15/22)(a)(b)	8,515	8,781,094
Comstock Resources Inc., 7.50%, 05/15/25 (Call 06/01/21)(a)	822	852,312
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	8,820	9,205,213
4.50%, 04/15/23 (Call 01/15/23)(b)	4,967	5,203,429
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 06/01/21)(a)(b)	10,155	10,515,965
CVR Energy Inc., 5.25%, 02/15/25 (Call 02/15/22)(a)(b)	5,059	5,084,295
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp., 7.75%, 12/15/25 (Call 12/15/22)(a)(b)	6,082	6,881,631
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 06/01/21)(a)	4,320	4,467,413
6.63%, 07/15/25 (Call 07/15/22)(a)	5,343	5,696,974
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)	5,150	5,279,838
4.88%, 03/30/26 (Call 12/30/25)	5,210	5,388,703
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 05/31/21)(a)	4,750	3,800,000
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)(b)	3,230	3,295,345
7.63%, 02/01/25 (Call 01/01/25)(b)	8,599	9,894,224
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 10/01/25 (Call 06/01/21)(a)(b)	1,505	1,531,830
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 05/01/23)(a)	2,830	2,830,000

Security	Par (000)	Value

Oil & Gas (continued)
Ithaca Energy North Sea PLC, 9.38%, 07/15/24 (Call 07/15/21)(a)(b)	$4,307	$4,319,189
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 01/15/22)(b)	4,760	4,902,800
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(a)	4,185	4,407,026
6.13%, 06/30/25 (Call 03/30/25)(a)	5,405	5,929,413
MEG Energy Corp., 6.50%, 01/15/25 (Call 05/31/21)(a)(b)	4,170	4,313,344
Moss Creek Resources Holdings Inc., 7.50%, 01/15/26 (Call 06/01/21)(a)	5,775	5,156,786
Murphy Oil Corp.
5.75%, 08/15/25 (Call 06/01/21)(b)	4,953	5,047,328
6.88%, 08/15/24 (Call 06/01/21)(b)	4,388	4,511,698
Nabors Industries Inc., 5.75%, 02/01/25 (Call 11/01/24)	4,425	3,667,219
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 07/15/22)(a)	4,775	4,222,692
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 06/01/21)(a)(b)	7,412	7,523,921
Occidental Petroleum Corp.
2.70%, 08/15/22	6,216	6,254,850
2.70%, 02/15/23 (Call 11/15/22)	8,674	8,725,425
2.90%, 08/15/24 (Call 07/15/24)	25,529	25,465,177
3.13%, 02/15/22 (Call 11/15/21)	6,760	6,820,558
3.40%, 04/15/26 (Call 01/15/26)	4,000	3,960,760
3.50%, 06/15/25 (Call 03/15/25)	6,325	6,366,508
5.50%, 12/01/25 (Call 09/01/25)(b)	7,469	8,051,779
5.55%, 03/15/26 (Call 12/15/25)(b)	6,450	6,925,687
5.88%, 09/01/25 (Call 06/01/25)(b)	8,425	9,204,312
6.95%, 07/01/24	5,295	5,901,277
8.00%, 07/15/25 (Call 04/15/25)(b)	4,295	5,015,844
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)	5,925	6,636,000
5.63%, 07/01/24	8,755	9,760,037
5.75%, 01/30/22	5,037	5,196,768
Ovintiv Inc., 3.90%, 11/15/21 (Call 08/15/21)	4,175	4,208,226
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 06/15/25 (Call 06/01/21)	4,959	4,231,515
9.25%, 05/15/25 (Call 05/15/22)(a)(b)	11,865	12,428,587
PDC Energy Inc., 6.13%, 09/15/24 (Call 06/01/21)	2,879	2,950,975
Puma International Financing SA, 5.13%, 10/06/24 (Call 05/11/21)(a)	4,500	4,583,925
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(b)	5,735	5,706,325
5.00%, 08/15/22 (Call 05/15/22)	4,467	4,566,391
5.00%, 03/15/23 (Call 12/15/22)(b)	4,056	4,147,260
9.25%, 02/01/26 (Call 02/01/22)(b)	7,450	8,177,433
Seven Generations Energy Ltd., 6.75%, 05/01/23 (Call 05/01/21)(a)	2,957	2,959,366
SM Energy Co., 10.00%, 01/15/25 (Call 06/17/22)(a)	4,166	4,741,146
Southwestern Energy Co.
6.45%, 01/23/25 (Call 10/23/24)	7,454	8,050,320
7.50%, 04/01/26 (Call 06/01/21)	5,000	5,288,500
Sunoco LP/Sunoco Finance Corp., 5.50%, 02/15/26 (Call 06/01/21)	200	206,107
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)(a)	5,555	5,568,887
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	4,155	3,889,888
Transocean Inc.
7.25%, 11/01/25 (Call 11/01/21)(a)(b)	3,250	2,470,000
7.50%, 01/15/26 (Call 05/11/21)(a)(b)	4,600	3,395,056
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)(b)	2,204	2,148,459

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/31/21)(a)(b)	$5,257	$5,055,139
W&T Offshore Inc., 9.75%, 11/01/23 (Call 06/01/21)(a)	3,855	3,418,421
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	3,852	4,271,849
8.25%, 08/01/23 (Call 06/01/23)	1,565	1,797,886

		420,667,810

Oil & Gas Services — 1.1%
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 06/01/21)(a)(b)	2,750	2,798,125
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 06/01/21)	2,710	2,467,861
KCA Deutag UK Finance PLC, 9.88%, 12/01/25 (Call 12/01/22)(a)	4,160	4,619,264
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)(b)	3,550	3,457,931
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(a)(b)	8,825	9,421,292
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 05/31/21)(a)(b)	1,430	1,426,822
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 04/01/26 (Call 06/01/21)	6,000	6,287,695
Weatherford International Ltd.
8.75%, 09/01/24 (Call 08/28/21)(a)	4,000	4,187,600
11.00%, 12/01/24 (Call 12/01/21)(a)(b)	16,940	16,685,900

		51,352,490

Packaging & Containers — 2.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
5.25%, 04/30/25 (Call 04/30/22)(a)(b)	6,394	6,723,299
6.00%, 02/15/25 (Call 05/11/21)(a)(b)	7,084	7,286,886
Ball Corp.
4.00%, 11/15/23(b)	8,424	8,983,977
4.88%, 03/15/26 (Call 12/15/25)	6,384	7,164,791
5.00%, 03/15/22	6,352	6,569,238
5.25%, 07/01/25(b)	8,879	10,055,044
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)(a)	4,201	4,168,778
4.50%, 02/15/26 (Call 06/01/21)(a)(b)	4,000	4,097,468
5.13%, 07/15/23 (Call 06/01/21)	3,362	3,397,760
Cascades Inc./Cascades USA Inc., 5.13%, 01/15/26 (Call 01/15/23)(a)	3,350	3,568,926
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	8,661	9,157,968
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 06/01/21)(b)	7,320	7,598,825
Flex Acquisition Co. Inc., 6.88%, 01/15/25 (Call 06/01/21)(a)(b)	5,854	5,949,127
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 06/01/21)(a)	12,629	12,676,359
7.25%, 04/15/25 (Call 06/01/21)(a)(b)	11,482	11,180,119
Owens-Brockway Glass Container Inc., 5.88%, 08/15/23(a)(b)	6,574	7,145,559
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 06/01/21)(a)	4,400	4,522,467
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)(a)(b)	2,947	3,098,586
5.13%, 12/01/24 (Call 09/01/24)(a)	4,250	4,640,265
5.25%, 04/01/23 (Call 01/01/23)(a)	2,903	3,079,871
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	3,780	4,187,531

		135,252,844

Security	Par (000)	Value

Pharmaceuticals — 3.5%
Bausch Health Americas Inc., 9.25%, 04/01/26 (Call 04/01/22)(a)	$9,000	$9,968,760
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 05/31/21)(a)	12,900	13,303,125
6.13%, 04/15/25 (Call 05/31/21)(a)	28,530	29,165,506
7.00%, 03/15/24 (Call 05/31/21)(a)	17,425	17,870,465
9.00%, 12/15/25 (Call 12/15/21)(a)	13,060	14,162,003
Elanco Animal Health Inc.
4.91%, 08/27/21(b)	4,827	4,884,625
5.27%, 08/28/23 (Call 07/28/23)(b)	6,635	7,175,616
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)(b)	5,370	5,838,980
Lannett Co. Inc., 7.75%, 04/15/26 (Call 04/15/23)(a)	2,950	2,984,898
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/22)(a)(b)	3,750	4,011,161
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	12,071	12,070,879
2.80%, 07/21/23	25,033	24,785,924
6.00%, 04/15/24 (Call 01/15/24)(b)	10,625	11,196,094
7.13%, 01/31/25 (Call 10/31/24)	8,746	9,555,005

		166,973,041

Pipelines — 4.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 05/17/21)	4,565	4,648,487
7.88%, 05/15/26 (Call 05/15/23)(a)	1,220	1,331,381
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25 (Call 12/15/22)(a)	5,395	5,828,912
Buckeye Partners LP
4.13%, 03/01/25 (Call 02/01/25)(a)	4,408	4,540,975
4.15%, 07/01/23 (Call 04/01/23)	2,569	2,660,949
CNX Midstream Partners LP/CNX Midstream Finance Corp., 6.50%, 03/15/26 (Call 06/01/21)(a)	3,702	3,848,493
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 04/01/25 (Call 06/01/21)	4,448	4,563,547
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)(b)	3,614	3,777,895
4.75%, 09/30/21 (Call 06/30/21)(a)	3,916	3,949,286
4.95%, 04/01/22 (Call 01/01/22)(b)	2,196	2,251,292
5.38%, 07/15/25 (Call 04/15/25)(b)	7,379	8,101,450
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	5,935	6,001,769
4.40%, 04/01/24 (Call 01/01/24)	4,397	4,518,162
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	3,824	3,914,820
4.75%, 07/15/23 (Call 06/15/23)(b)	5,395	5,650,453
6.00%, 07/01/25 (Call 04/01/25)(a)(b)	5,855	6,392,635
Genesis Energy LP/Genesis Energy Finance Corp., 6.50%, 10/01/25 (Call 06/01/21)	4,545	4,581,170
Hess Midstream Operations LP, 5.63%, 02/15/26 (Call 06/01/21)(a)(b)	7,225	7,504,969
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(a)	11,850	12,087,829
6.75%, 09/15/25 (Call 09/15/22)(a)	9,455	9,783,088
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(a)	17,435	18,350,337
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 06/01/21)(b)	2,510	2,232,980
7.50%, 11/01/23 (Call 06/01/21)	4,984	4,878,627
7.50%, 04/15/26 (Call 04/15/22)(b)	3,200	2,857,840

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/22)(a)	$4,750	$4,898,438
NuStar Logistics LP, 5.75%, 10/01/25 (Call 07/01/25)	4,969	5,346,768
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 06/01/21)	4,419	4,419,000
Rattler Midstream LP, 5.63%, 07/15/25 (Call 07/15/22)(a)(b)	4,547	4,787,423
Rockies Express Pipeline LLC, 3.60%, 05/15/25 (Call 04/15/25)(a)	3,720	3,694,448
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(a)	3,220	3,226,426
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 06/01/21)(a)	4,168	4,249,153
7.50%, 10/01/25 (Call 10/01/22)(a)	5,259	5,746,378
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.25%, 11/15/23 (Call 05/17/21)	4,774	4,785,997
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	4,370	4,544,800
4.00%, 07/01/22 (Call 04/01/22)	4,619	4,731,364
4.35%, 02/01/25 (Call 01/01/25)	8,532	8,990,595

		193,678,136

Real Estate — 0.6%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 06/01/21)(a)	5,542	5,881,447
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 06/01/21)(a)(b)	2,321	2,398,760
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)(b)	4,528	4,946,840
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)	3,262	3,392,480
7.63%, 06/15/25 (Call 06/15/22)(a)	5,180	5,662,388
WeWork Companies Inc., 7.88%, 05/01/25(a)	4,750	4,573,419

		26,855,334

Real Estate Investment Trusts — 3.7%
Diversified Healthcare Trust, 9.75%, 06/15/25 (Call 06/15/22)	8,900	9,989,850
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 06/01/21)(a)	10,395	10,606,019
Felcor Lodging LP, 6.00%, 06/01/25 (Call 05/17/21)(b)	4,155	4,264,900
HAT Holdings I LLC/HAT Holdings II LLC
5.25%, 07/15/24 (Call 07/15/21)(a)(b)	5,075	5,245,926
6.00%, 04/15/25 (Call 04/15/22)(a)(b)	2,970	3,148,649
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	4,436	4,508,085
4.75%, 10/01/24 (Call 07/01/24)(b)	6,680	7,001,382
5.50%, 02/15/26 (Call 08/15/22)	3,680	3,819,762
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)(a)	3,589	3,606,945
5.25%, 10/01/25 (Call 05/17/21)(a)(b)	3,165	3,209,706
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.63%, 06/15/25 (Call 03/15/25)(a)(b)	6,861	7,316,742
5.63%, 05/01/24 (Call 02/01/24)	9,118	9,819,812
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/22)(a)(b)	4,804	4,891,073
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25 (Call 06/01/22)(a)	5,070	5,513,067
SBA Communications Corp., 4.88%, 09/01/24 (Call 06/01/21)(b)	10,405	10,655,370

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)	$7,416	$7,392,408
4.50%, 06/15/23 (Call 12/15/22)(b)	3,795	3,880,884
4.50%, 03/15/25 (Call 09/15/24)	2,669	2,622,906
4.65%, 03/15/24 (Call 09/15/23)	2,855	2,892,057
5.00%, 08/15/22 (Call 02/15/22)(b)	3,085	3,134,607
5.25%, 02/15/26 (Call 08/15/25)	2,885	2,895,819
7.50%, 09/15/25 (Call 06/15/25)	7,051	7,994,142
Starwood Property Trust Inc.
4.75%, 03/15/25 (Call 09/15/24)	4,585	4,777,570
5.00%, 12/15/21 (Call 09/15/21)(b)	6,188	6,246,786
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 06/01/21)(a)	4,975	5,136,190
7.88%, 02/15/25 (Call 02/15/22)(a)	20,341	21,917,427
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 6.00%, 04/15/23 (Call 05/06/21)(a)	4,359	4,428,074
VICI Properties LP/VICI Note Co. Inc., 3.50%, 02/15/25 (Call 02/15/22)(a)(b)	6,635	6,791,294
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(a)	4,557	4,845,737

		178,553,189

Retail — 4.3%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/31/21)(a)	6,534	6,614,956
5.75%, 04/15/25 (Call 04/15/22)(a)(b)	3,685	3,909,048
99 Escrow Issuer Inc., 7.50%, 01/15/26 (Call 01/15/23)(a)	3,080	2,949,100
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(a)	3,030	3,366,557
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 05/19/21)(a)(b)	11,367	11,646,060
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(a)(b)	3,344	3,503,843
Carvana Co., 5.63%, 10/01/25 (Call 10/01/22)(a)	4,415	4,556,832
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/01/23)(a)	1,115	1,106,638
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(a)	5,089	5,504,351
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/21)(a)	7,270	7,473,245
8.50%, 10/30/25 (Call 10/30/21)(a)	5,425	5,756,942
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%, 04/01/26 (Call 04/01/23)(a)	5,395	5,362,630
Gap Inc. (The)
8.38%, 05/15/23(a)	4,010	4,566,387
8.63%, 05/15/25 (Call 05/15/22)(a)	6,445	7,140,738
Golden Nugget Inc.
6.75%, 10/15/24 (Call 06/01/21)(a)(b)	12,807	12,978,828
8.75%, 10/01/25 (Call 06/01/21)(a)(b)	5,675	5,969,532
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/23)(a)(b)	1,325	1,401,188
IRB Holding Corp., 7.00%, 06/15/25 (Call 06/15/22)(a)	7,900	8,495,528
L Brands Inc.
5.63%, 10/15/23	298	324,445
9.38%, 07/01/25(a)(b)	4,300	5,454,998
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26 (Call 02/15/23)(a)	5,755	6,011,241
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(a)(b)	10,000	11,032,300
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	4,370	4,384,115
3.63%, 06/01/24 (Call 03/01/24)(b)	4,310	4,358,487
3.88%, 01/15/22 (Call 10/15/21)(b)	3,380	3,408,865
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(a)	9,100	9,308,208

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Party City Holdings Inc., 8.75%, 02/15/26 (Call 08/15/23)(a)(b)	$6,405	$6,559,521
Penske Automotive Group Inc., 3.50%, 09/01/25 (Call 09/01/22)(b)	4,977	5,101,425
QVC Inc.
4.38%, 03/15/23(b)	5,779	6,103,798
4.45%, 02/15/25 (Call 11/15/24)	5,187	5,541,157
4.85%, 04/01/24(b)	5,518	5,997,928
Rite Aid Corp.
6.13%, 04/01/23 (Call 05/28/21)(a)	195	195,546
7.50%, 07/01/25 (Call 07/01/22)(a)(b)	3,735	3,875,063
8.00%, 11/15/26 (Call 01/15/23)(a)	990	1,027,744
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25 (Call 11/28/22)(a)	3,098	3,146,019
Staples Inc., 7.50%, 04/15/26 (Call 04/15/22)(a)	10,120	10,496,160
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 06/01/21)	3,942	3,994,893
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)(b)	2,639	2,659,068
7.75%, 04/01/25 (Call 04/01/22)(a)	5,010	5,473,425

		206,756,809

Semiconductors — 0.3%
ams AG, 7.00%, 07/31/25 (Call 07/31/22)(a)(b)	3,965	4,222,725
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)(a)	10,736	11,265,941

		15,488,666

Software — 1.8%
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 06/01/22)(a)(b)	5,745	6,189,056
9.13%, 03/01/26 (Call 09/01/21)(a)	3,125	3,304,688
BY Crown Parent LLC, 7.38%, 10/15/24 (Call 05/17/21)(a)(b)	2,718	2,774,534
BY Crown Parent LLC/BY Bond Finance Inc., 4.25%, 01/31/26 (Call 07/31/22)(a)(b)	7,150	7,489,625
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)(b)	4,289	4,698,600
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 05/11/21)(a)	12,134	12,349,379
Marble II Pte Ltd., 5.30%, 06/20/22 (Call 06/20/21)(a)	3,650	3,661,429
PTC Inc., 3.63%, 02/15/25 (Call 02/15/22)(a)(b)	4,760	4,885,854
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 05/11/21)(a)	17,034	17,545,020
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 09/01/25 (Call 09/01/21)(a)	14,985	15,546,937
10.50%, 02/01/24 (Call 05/11/21)(a)	7,062	7,259,776

		85,704,898

Storage & Warehousing — 0.1%
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 06/01/21)(a)	2,988	2,993,976

Telecommunications — 7.6%
Cincinnati Bell Inc.
7.00%, 07/15/24 (Call 09/15/21)(a)(b)	6,374	6,579,562
8.00%, 10/15/25 (Call 10/15/21)(a)	1,000	1,060,371
CommScope Inc.
5.50%, 03/01/24 (Call 06/01/21)(a)	10,775	11,111,146
6.00%, 03/01/26 (Call 03/01/22)(a)	12,975	13,672,406
CommScope Technologies LLC, 6.00%, 06/15/25 (Call 05/11/21)(a)	11,326	11,524,205
DKT Finance ApS, 9.38%, 06/17/23 (Call 05/11/21)(a)(b)	3,026	3,120,184

Security	Par (000)	Value

Telecommunications (continued)
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(a)	$7,469	$7,846,091
Hughes Satellite Systems Corp., 7.63%, 06/15/21	7,239	7,288,384
Intelsat Jackson Holdings SA
8.00%, 02/15/24 (Call 05/31/21)(a)	10,811	11,162,357
9.50%, 09/30/22(a)(b)	3,595	4,215,138
Intrado Corp., 8.50%, 10/15/25 (Call 06/01/21)(a)(b)	9,955	10,116,769
Level 3 Financing Inc., 5.38%, 05/01/25 (Call 06/01/21)	6,600	6,745,200
Lumen Technologies Inc.
5.63%, 04/01/25 (Call 01/01/25)	4,209	4,545,720
Series S, 6.45%, 06/15/21	10,007	10,071,165
Series T, 5.80%, 03/15/22	11,626	12,006,751
Series W, 6.75%, 12/01/23(b)	6,424	7,107,841
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	8,988	10,049,483
Nokia OYJ, 3.38%, 06/12/22(b)	3,227	3,312,213
Plantronics Inc., 5.50%, 05/31/23 (Call 05/15/21)(a)	3,878	3,882,756
Qwest Corp., 6.75%, 12/01/21	8,344	8,594,320
Sprint Communications Inc.
6.00%, 11/15/22	19,050	20,345,971
11.50%, 11/15/21	8,417	8,870,676
Sprint Corp.
7.13%, 06/15/24	21,096	24,389,508
7.25%, 09/15/21	18,810	19,194,664
7.63%, 02/15/25 (Call 11/15/24)	12,375	14,726,250
7.63%, 03/01/26 (Call 11/01/25)(b)	12,340	15,136,861
7.88%, 09/15/23	35,713	40,741,776
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	13,067	14,271,777
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)	8,470	8,522,938
2.63%, 04/15/26 (Call 04/15/23)	9,870	10,043,219
4.00%, 04/15/22 (Call 03/16/22)	4,443	4,550,876
4.50%, 02/01/26 (Call 05/11/21)	3,000	3,075,000
5.13%, 04/15/25 (Call 05/11/21)(b)	4,145	4,216,294
6.00%, 03/01/23 (Call 05/11/21)	10,112	10,190,296
6.00%, 04/15/24 (Call 05/11/21)	7,545	7,596,619
ViaSat Inc., 5.63%, 09/15/25 (Call 05/11/21)(a)(b)	6,600	6,748,500

		366,633,287

Toys, Games & Hobbies — 0.1%
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/23)(a)	4,975	5,150,219
6.75%, 12/31/25 (Call 05/11/21)(a)	38	39,948

		5,190,167

Transportation — 0.8%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 05/17/21)(a)(b)	5,589	5,085,990
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 06/01/21)(a)	3,674	3,683,644
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 05/15/25)(a)(b)	3,730	4,233,550
XPO Logistics Inc.
6.13%, 09/01/23 (Call 06/01/21)(a)	4,407	4,463,189
6.25%, 05/01/25 (Call 05/01/22)(a)	9,981	10,692,147
6.75%, 08/15/24 (Call 08/15/21)(a)	8,534	8,957,381

		37,115,901

Trucking & Leasing — 0.2%
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(a)(b)	8,274	8,613,482
6.75%, 03/15/22 (Call 05/07/21)(a)(b)	2,830	2,835,816

		11,449,298

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Water — 0.1%
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 04/01/23)(a)	$3,300	$3,456,057

Total Corporate Bonds & Notes — 97.2% (Cost: $4,544,012,503)		4,673,728,181

Common Stocks

Oil, Gas & Consumable Fuels — 0.0%
SM Energy Co.	93	1,469,574

Total Common Stocks — 0.0% (Cost $399,374)		1,469,574

Warrants

Advertising — 0.0%
Affinion Group Inc. (Expires 12/12/23)(g)	9	0	(h)

Total Warrants — 0.0% (Cost $0)		0	(h)

Short-Term Investments

Money Market Funds — 12.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(i)(j)(k)	490,049	490,293,745
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(i)(j)	90,369	90,369,000

		580,662,745

Total Short-Term Investments — 12.1% (Cost: $580,518,064)		580,662,745

Total Investments in Securities — 109.3% (Cost: $5,124,929,941)		5,255,860,500

Other Assets, Less Liabilities — (9.3)%		(447,914,601)

Net Assets — 100.0%		$4,807,945,899

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Non-income producing security.
(h)	Rounds to less than $1.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period-end.
(k)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$479,936,596	$10,459,689	(a)	$—		$(52,716)	$(49,824)	$490,293,745	490,049	$907,655	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	102,009,000	—		(11,640,000	)(a)	—	—	90,369,000	90,369	23,166		—

						$(52,716)	$(49,824)	$580,662,745		$930,821		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 0-5 Year High Yield Corporate Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3		Total

Investments
Assets
Corporate Bonds & Notes	$—	$4,673,728,181		$0	(a)	$4,673,728,181
Common Stocks	1,469,574	—		—		1,469,574
Warrants	—	0	(a)	—		0	(a)
Money Market Funds	580,662,745	—		—		580,662,745

	$582,132,319	$4,673,728,181		$0	(a)	$5,255,860,500

(a)	Rounds to less than $1.

See notes to financial statements.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.6%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)(b)	$3,897	$4,121,077
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/22)(a)(b)	1,220	1,274,900
Clear Channel Outdoor Holdings Inc., 7.75%, 04/15/28 (Call 04/15/24)(a)(b)	5,025	5,173,539
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(a)	2,745	2,676,375
3.75%, 02/15/28 (Call 02/15/23)	2,842	2,867,180
4.00%, 02/15/30 (Call 02/15/25)(b)	2,967	2,996,670
4.88%, 01/15/29 (Call 01/15/24)(b)	1,633	1,718,733
MDC Partners Inc., 7.50%, 05/01/24 (Call 05/31/21)(a)(b)(c)	4,718	4,800,188
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/23)(a)(b)	1,776	1,696,080
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)(b)	2,829	2,810,640
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	2,255	2,232,450
5.00%, 08/15/27 (Call 08/15/22)(a)	3,172	3,271,125
6.25%, 06/15/25 (Call 06/15/22)(a)	1,800	1,910,250
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)	5,125	5,567,031

		43,116,238

Aerospace & Defense — 1.8%
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	1,500	1,591,673
4.95%, 08/15/25 (Call 05/15/25)(b)	1,725	1,882,261
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)(b)	6,317	6,925,011
5.90%, 02/01/27(b)	3,281	3,785,454
5.95%, 02/01/37(b)	2,644	3,176,634
6.75%, 01/15/28	1,614	1,934,783
6.88%, 05/01/25 (Call 04/01/25)	6,099	7,074,840
Kratos Defense & Security Solutions Inc., 6.50%, 11/30/25 (Call 06/01/21)(a)	1,110	1,165,500
Moog Inc., 4.25%, 12/15/27 (Call 12/15/22)(a)	2,897	2,976,668
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	4,516	4,557,615
5.75%, 10/15/27 (Call 07/15/27)(a)	5,275	5,657,437
Signature Aviation U.S. Holdings Inc.
4.00%, 03/01/28 (Call 03/01/23)(a)(b)	3,179	3,202,842
5.38%, 05/01/26 (Call 06/01/21)(a)	3,150	3,220,812
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)(b)	575	593,688
3.95%, 06/15/23 (Call 05/15/23)(b)	1,516	1,502,735
4.60%, 06/15/28 (Call 03/15/28)(b)	3,800	3,714,500
5.50%, 01/15/25 (Call 10/15/22)(a)	2,692	2,846,790
7.50%, 04/15/25 (Call 04/15/22)(a)	5,976	6,403,463
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(a)	2,334	2,603,787
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(a)	5,985	5,898,277
4.88%, 05/01/29 (Call 05/01/24)(a)	2,975	2,930,375
5.50%, 11/15/27 (Call 11/15/22)(b)	13,035	13,564,221
6.25%, 03/15/26 (Call 03/15/22)(a)	20,476	21,678,965
6.38%, 06/15/26 (Call 06/15/21)	4,809	4,986,332
6.50%, 05/15/25 (Call 05/15/21)	2,983	3,021,564
7.50%, 03/15/27 (Call 03/15/22)(b)	2,635	2,822,744
8.00%, 12/15/25 (Call 04/08/22)(a)	4,940	5,366,075

Security	Par (000)	Value

Aerospace & Defense (continued)
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 06/01/21)	$2,107	$2,214,984
Triumph Group Inc.
5.25%, 06/01/22 (Call 06/01/21)(b)	662	657,035
6.25%, 09/15/24 (Call 06/01/21)(a)(b)	2,545	2,567,154
7.75%, 08/15/25 (Call 06/01/21)(b)	2,749	2,714,638
8.88%, 06/01/24 (Call 02/01/23)(a)(b)	3,746	4,167,425

		137,406,282

Agriculture — 0.2%
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc., 8.50%, 12/15/22 (Call 05/31/21)(a)(b)	1,516	1,550,110
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 04/15/22)(a)(b)	2,442	2,567,152
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/23)(a)	1,320	1,362,900
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	4,254	4,281,311
10.50%, 11/01/26 (Call 11/01/21)(a)	2,928	3,105,217

		12,866,690

Airlines — 1.3%
American Airlines Group Inc.
3.75%, 03/01/25(a)(b)	2,542	2,233,783
5.00%, 06/01/22(a)(b)	2,751	2,730,368
American Airlines Inc., 11.75%, 07/15/25(a)(b)	12,585	15,762,712
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)(b)	14,745	15,482,250
5.75%, 04/20/29(a)	11,896	12,746,382
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	4,913	4,956,413
3.75%, 10/28/29 (Call 07/28/29)(b)	2,793	2,781,889
3.80%, 04/19/23 (Call 03/19/23)(b)	2,458	2,528,790
4.38%, 04/19/28 (Call 01/19/28)(b)	2,185	2,319,838
7.38%, 01/15/26 (Call 12/15/25)(b)	6,577	7,725,507
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)(b)	6,240	6,591,000
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)(b)	4,725	5,320,775
United Airlines Holdings Inc.
4.25%, 10/01/22	2,531	2,580,582
4.88%, 01/15/25(b)	1,894	1,921,226
5.00%, 02/01/24(b)	1,440	1,479,442
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	3,571	3,705,698
4.63%, 04/15/29 (Call 10/15/28)(a)	3,875	4,026,900

		94,893,555

Apparel — 0.5%
Crocs Inc., 4.25%, 03/15/29 (Call 03/15/24)	1,750	1,777,842
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	4,193	4,414,307
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	4,907	5,254,342
5.38%, 05/15/25 (Call 05/15/22)(a)	3,355	3,531,137
Levi Strauss & Co.
3.50%, 03/01/31 (Call 03/01/26)(a)	2,490	2,483,775
5.00%, 05/01/25 (Call 06/01/21)(b)	2,500	2,550,000
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(a)	2,784	2,947,560
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	3,378	3,426,660
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(a)	2,313	2,444,448
5.63%, 03/15/27 (Call 03/15/22)(a)(b)	2,620	2,754,275

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
Wolverine World Wide Inc.
5.00%, 09/01/26 (Call 09/01/21)(a)(b)	$967	$986,340
6.38%, 05/15/25 (Call 05/15/22)(a)(b)	1,663	1,775,186

		34,345,872

Auto Manufacturers — 2.7%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)(b)	4,650	4,487,250
4.75%, 10/01/27 (Call 10/01/22)(a)(b)	1,885	1,972,181
5.88%, 06/01/29 (Call 06/01/24)(a)	3,000	3,243,750
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	5,455	5,923,857
Ford Holdings LLC, 9.30%, 03/01/30	298	396,489
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(b)	4,728	4,998,465
4.75%, 01/15/43(b)	6,125	6,176,144
5.29%, 12/08/46 (Call 06/08/46)(b)	3,953	4,162,114
6.38%, 02/01/29(b)	547	618,110
6.63%, 10/01/28	1,685	1,978,190
7.40%, 11/01/46(b)	1,220	1,516,094
7.45%, 07/16/31(b)	5,535	7,119,394
8.50%, 04/21/23	11,045	12,370,400
9.00%, 04/22/25 (Call 03/22/25)	11,155	13,623,044
9.63%, 04/22/30 (Call 01/22/30)	3,285	4,607,212
Ford Motor Credit Co. LLC
2.90%, 02/16/28 (Call 12/16/27)	2,465	2,415,700
2.98%, 08/03/22 (Call 07/03/22)	2,103	2,135,386
3.09%, 01/09/23	4,166	4,244,198
3.10%, 05/04/23	3,061	3,129,813
3.35%, 11/01/22	3,431	3,510,908
3.37%, 11/17/23	3,070	3,162,100
3.38%, 11/13/25 (Call 10/13/25)	6,760	6,916,224
3.55%, 10/07/22(b)	1,060	1,083,850
3.66%, 09/08/24	2,465	2,566,435
3.81%, 01/09/24 (Call 11/09/23)(b)	2,540	2,635,250
3.82%, 11/02/27 (Call 08/02/27)(b)	2,191	2,246,257
4.00%, 11/13/30 (Call 08/13/30)	5,580	5,698,575
4.06%, 11/01/24 (Call 10/01/24)	4,530	4,769,456
4.13%, 08/04/25	4,266	4,495,297
4.13%, 08/17/27 (Call 06/17/27)	3,990	4,169,989
4.14%, 02/15/23 (Call 01/15/23)	2,464	2,553,320
4.25%, 09/20/22	1,790	1,849,160
4.27%, 01/09/27 (Call 11/09/26)	2,797	2,937,158
4.38%, 08/06/23(b)	2,793	2,947,229
4.39%, 01/08/26	4,664	4,978,820
4.54%, 08/01/26 (Call 06/01/26)	2,700	2,899,125
4.69%, 06/09/25 (Call 04/09/25)(b)	1,932	2,076,900
5.11%, 05/03/29 (Call 02/03/29)	4,650	5,078,730
5.13%, 06/16/25 (Call 05/16/25)	5,655	6,177,522
5.58%, 03/18/24 (Call 02/18/24)	4,425	4,823,250
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	2,521	2,405,009
5.63%, 02/01/23 (Call 06/01/21)(a)(b)	2,105	2,120,787
5.88%, 01/15/28 (Call 01/15/24)(a)	3,225	3,268,134
7.75%, 10/15/25 (Call 10/15/22)(a)	3,415	3,703,397
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 06/01/21)(a)(b)	2,400	2,535,000
Mclaren Finance PLC, 5.75%, 08/01/22 (Call 05/11/21)(a)(b)	1,647	1,626,413
Navistar International Corp. 6.63%, 11/01/25 (Call 05/11/21)(a)	4,760	4,926,600

Security	Par (000)	Value

Auto Manufacturers (continued)
9.50%, 05/01/25 (Call 06/25/21)(a)	$3,245	$3,520,825
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 10/01/23)(a)	2,960	3,263,400
Tesla Inc., 5.30%, 08/15/25 (Call 06/01/21)(a)	8,301	8,601,911
Wabash National Corp., 5.50%, 10/01/25 (Call 05/17/21)(a)	1,562	1,593,240

		200,258,062

Auto Parts & Equipment — 1.4%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/15/21)(a)(b)	4,167	4,276,384
Adient U.S. LLC
7.00%, 05/15/26 (Call 05/07/21)(a)	23	24,668
9.00%, 04/15/25 (Call 04/15/22)(a)	3,619	4,010,757
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 06/01/21)(b)	4,143	4,290,076
6.25%, 03/15/26 (Call 05/11/21)(b)	1,589	1,631,704
6.50%, 04/01/27 (Call 04/01/22)(b)	2,555	2,698,719
6.88%, 07/01/28 (Call 07/01/23)(b)	1,822	1,947,263
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(a)	2,440	2,619,950
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 05/15/22)(a)(b)	4,856	5,150,698
8.50%, 05/15/27 (Call 05/15/22)(a)(b)	10,121	10,930,680
Cooper-Standard Automotive Inc.
5.63%, 11/15/26 (Call 11/15/21)(a)(b)	1,929	1,678,230
13.00%, 06/01/24 (Call 06/01/22)(a)(b)	976	1,112,640
Dana Financing Luxembourg Sarl
5.75%, 04/15/25 (Call 05/31/21)(a)	2,112	2,178,000
6.50%, 06/01/26 (Call 06/01/21)(a)	1,631	1,690,124
Dana Inc.
4.25%, 09/01/30	430	434,300
5.38%, 11/15/27 (Call 11/15/22)(b)	2,204	2,346,092
5.50%, 12/15/24 (Call 05/29/21)(b)	1,864	1,902,026
5.63%, 06/15/28 (Call 06/15/23)(b)	1,758	1,894,245
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/23)(a)(b)	2,565	2,709,281
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	3,419	3,573,368
5.00%, 05/31/26 (Call 06/01/21)(b)	4,156	4,265,095
5.13%, 11/15/23 (Call 05/06/21)	4,207	4,207,421
5.25%, 04/30/31 (Call 01/30/31)	2,475	2,494,057
5.63%, 04/30/33 (Call 01/30/33)	2,415	2,421,037
9.50%, 05/31/25 (Call 05/31/22)	3,737	4,213,467
IHO Verwaltungs GmbH (5.50% PIK), 4.75%, 09/15/26 (Call 09/15/21)(a)(b)(d)	2,801	2,872,706
IHO Verwaltungs GmbH (6.75% PIK), 6.00%, 05/15/27 (Call 05/15/22)(a)(d)	2,546	2,680,301
IHO Verwaltungs GmbH (7.13% PIK), 6.38%, 05/15/29 (Call 05/15/24)(b)(d)	1,567	1,719,312
Meritor Inc.
4.50%, 12/15/28 (Call 12/15/23)(a)(b)	1,280	1,296,000
6.25%, 06/01/25 (Call 06/01/22)(a)(b)	1,708	1,827,329
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29 (Call 02/01/24)(a)	3,135	3,243,283
Tenneco Inc.
5.00%, 07/15/26 (Call 07/15/21)(b)	2,851	2,761,536
5.13%, 04/15/29 (Call 04/15/24)(a)	3,930	3,900,525
7.88%, 01/15/29 (Call 01/15/24)(a)	2,105	2,370,125
Titan International Inc.
6.50%, 11/30/23 (Call 05/07/21)	2,314	2,390,061
7.00%, 04/30/28 (Call 04/30/24)	541	557,284

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Wheel Pros Inc., 6.50%, 05/15/29 (Call 05/15/24)(a)	$505	$505,687
ZF North America Capital Inc., 4.75%, 04/29/25(a)	5,464	5,893,908

		106,718,339

Banks — 1.7%
CIT Group Inc.
3.93%, 06/19/24 (Call 06/19/23)(b)(e)	2,141	2,264,108
4.75%, 02/16/24 (Call 11/16/23)(b)	1,994	2,168,475
5.00%, 08/15/22	4,922	5,183,850
5.00%, 08/01/23	3,331	3,618,299
5.25%, 03/07/25 (Call 12/07/24)(b)	2,393	2,701,099
6.13%, 03/09/28	2,002	2,428,186
Commerzbank AG, 8.13%, 09/19/23(a)	5,050	5,788,942
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23), (5 year USD Swap + 2.248%)(e)	7,497	7,781,543
4.50%, 04/01/25(b)	6,735	7,281,086
Deutsche Bank AG/New York NY
3.73%, 01/14/32 (Call 01/14/31)(e)	6,045	5,990,367
4.88%, 12/01/32 (Call 12/01/27)(b)(e)	5,176	5,594,221
5.88%, 07/08/31 (Call 04/08/30)(b)(e)	2,390	2,743,589
Dresdner Funding Trust I, 8.15%, 06/30/31
(Call 06/30/29)(a)	4,561	6,482,321
Freedom Mortgage Corp.
7.63%, 05/01/26 (Call 05/01/23)(a)	3,155	3,289,087
8.13%, 11/15/24 (Call 06/01/21)(a)	2,012	2,082,420
8.25%, 04/15/25 (Call 06/01/21)(a)	3,369	3,495,506
Goldman Sachs Capital I, 6.35%, 02/15/34	5,283	7,262,798
Intesa Sanpaolo SpA
5.02%, 06/26/24(a)(b)	9,787	10,631,328
5.71%, 01/15/26(a)(b)	7,312	8,199,417
Lloyds Banking Group PLC
6.41%, (Call 10/01/35)(a)(e)(f)	1,435	1,921,106
6.66%, (Call 05/21/37)(a)(b)(e)(f)	2,302	3,153,740
Popular Inc., 6.13%, 09/14/23 (Call 08/14/23)(b)	1,747	1,880,576
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 06/01/21)(a)(b)	1,495	1,495,000
Standard Chartered PLC, 7.01%, (Call 07/30/37)(a)(b)(e)(f)	3,475	4,673,875
Synovus Financial Corp., 5.90%, 02/07/29 (Call 02/07/24)(b)(e)	1,476	1,588,401
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30)(a)(b)(e)	7,975	8,560,792
5.86%, 06/19/32 (Call 06/19/27)(a)(b)(e)	3,500	3,879,960
7.30%, 04/02/34 (Call 04/02/29)(a)(e)	6,225	7,387,668

		129,527,760

Beverages — 0.2%
Metis Merger Sub LLC, 6.50%, 05/15/29	2,500	2,500,000
Primo Water Holdings Inc.
4.38%, 04/30/29 (Call 04/30/24)(a)	3,700	3,691,897
5.50%, 04/01/25 (Call 05/02/21)(a)	3,659	3,760,427
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 04/01/24)	3,839	3,886,988

		13,839,312

Biotechnology — 0.0%
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(a)(b)	2,340	2,193,750

Building Materials — 1.0%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(a)	1,827	1,936,620

Security	Par (000)	Value

Building Materials (continued)
Builders FirstSource Inc.
5.00%, 03/01/30 (Call 03/01/25)(a)	$3,178	$3,372,652
6.75%, 06/01/27 (Call 06/01/22)(a)	3,267	3,513,332
Cogent Communications Group, 3.50%, 05/01/26(a)	1,175	1,175,000
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(a)	2,526	2,693,550
CP Atlas Buyer Inc., 7.00%, 12/01/28 (Call 12/01/23)(a)(b)	2,371	2,458,988
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25 (Call 07/15/22)(a)	2,411	2,603,880
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)(b)	5,070	5,412,225
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/23)(a)	1,576	1,670,560
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 06/01/21)(a)(b)	2,144	2,186,880
4.88%, 12/15/27 (Call 12/15/22)(a)(b)	1,914	2,000,130
6.25%, 05/15/25 (Call 05/15/22)(a)(b)	730	780,188
Koppers Inc., 6.00%, 02/15/25 (Call 06/01/21)(a)(b)	2,772	2,848,230
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)	1,725	1,729,312
Masonite International Corp.
5.38%, 02/01/28 (Call 02/01/23)(a)	2,604	2,747,220
5.75%, 09/15/26 (Call 09/15/21)(a)	1,270	1,317,625
Norbord Inc.
5.75%, 07/15/27 (Call 05/06/21)(a)(b)	1,873	2,041,008
6.25%, 04/15/23 (Call 01/15/23)(a)(b)	1,218	1,321,530
Patrick Industries Inc.
4.75%, 05/01/29 (Call 05/01/24)(a)	980	982,450
7.50%, 10/15/27 (Call 10/15/22)(a)	1,707	1,852,095
PGT Innovations Inc., 6.75%, 08/01/26 (Call 08/01/21)(a)	1,689	1,784,006
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(a)(b)	3,840	4,069,786
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)(b)	5,208	4,881,589
4.38%, 07/15/30 (Call 07/15/25)(a)	5,445	5,458,612
4.75%, 01/15/28 (Call 01/15/23)(a)	4,530	4,671,562
5.00%, 02/15/27 (Call 02/15/22)(a)(b)	4,120	4,248,750
Summit Materials LLC/Summit Materials Finance Corp.
5.13%, 06/01/25 (Call 05/17/21)(a)(b)	1,092	1,107,015
5.25%, 01/15/29 (Call 07/15/23)(a)(b)	3,306	3,479,565
6.50%, 03/15/27 (Call 03/15/22)(a)	1,600	1,688,000
US Concrete Inc., 5.13%, 03/01/29 (Call 09/01/23)(a)(b)	1,788	1,846,110

		77,878,470

Chemicals — 2.3%
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)(b)	526	547,040
6.88%, 05/15/43 (Call 02/15/43)(b)	1,344	1,690,080
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)(b)	3,412	3,315,543
Axalta Coating Systems LLC/Axalta Coating Systems
Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)(b)	2,745	2,875,388
Blue Cube Spinco LLC, 10.00%, 10/15/25 (Call 05/14/21)(b)	701	737,522
CF Industries Inc.
3.45%, 06/01/23	3,167	3,312,365
4.95%, 06/01/43	3,416	3,979,691
5.15%, 03/15/34	3,654	4,275,180
5.38%, 03/15/44	3,567	4,363,208
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)(b)	2,450	2,627,625

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
5.75%, 11/15/28 (Call 11/15/23)(a)	$4,166	$4,425,625
7.00%, 05/15/25 (Call 06/01/21)	3,390	3,487,462
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 06/01/21)(a)(b)	2,487	2,386,774
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 05/17/21)(a)	3,133	3,156,497
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)(b)	3,996	3,986,010
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 05/17/21)(a)(b)	1,451	1,490,903
GPD Companies Inc., 10.13%, 04/01/26 (Call 04/01/22)(a)	1,955	2,128,506
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)(b)	1,201	1,240,033
4.25%, 10/15/28 (Call 10/15/23)(b)	1,495	1,522,403
Herens Holdco Sarl, 4.75%, 05/15/28	745	745,000
Hexion Inc., 7.88%, 07/15/27 (Call 07/15/22)(a)(b)	2,585	2,782,636
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 07/01/23)(a)(b)	2,661	2,980,320
INEOS Group Holdings SA, 5.63%, 08/01/24 (Call 06/01/21)(a)(b)	2,610	2,627,826
INEOS Quattro Finance 2 PLC, 3.38%, 01/15/26 (Call 01/15/23)(a)	2,505	2,501,869
Ingevity Corp.
3.88%, 11/01/28 (Call 11/01/23)(a)(b)	2,948	2,936,444
4.50%, 02/01/26 (Call 06/01/21)(a)(b)	1,119	1,142,779
Innophos Holdings Inc., 9.38%, 02/15/28 (Call 02/15/23)(a)(b)	1,746	1,898,775
Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/25 (Call 12/15/22)(a)	2,105	2,136,575
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	896	943,040
5.13%, 10/15/27 (Call 04/15/27)(b)	3,993	4,213,573
5.25%, 12/15/29 (Call 09/15/29)(b)	3,424	3,616,600
5.65%, 12/01/44 (Call 06/01/44)(b)	1,358	1,382,308
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(a)(b)	1,972	2,067,642
Nouryon Holding BV, 8.00%, 10/01/26 (Call 10/01/21)(a)(b)	2,963	3,148,484
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)	1,992	1,972,080
4.88%, 06/01/24 (Call 03/03/24)(a)(b)	5,043	5,316,633
5.00%, 05/01/25 (Call 01/31/25)(a)	2,551	2,710,438
5.25%, 08/01/23 (Call 05/31/21)(a)(b)	1,615	1,631,150
5.25%, 06/01/27 (Call 03/03/27)(a)(b)	4,865	5,169,062
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%, 04/30/26 (Call 05/31/21)(a)(b)	2,060	2,114,755
OCI NV
4.63%, 10/15/25 (Call 10/15/22)(a)(b)	1,743	1,817,078
5.25%, 11/01/24 (Call 11/01/21)(a)	2,562	2,661,995
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	3,034	3,193,285
5.13%, 09/15/27 (Call 03/15/22)	2,043	2,132,936
5.63%, 08/01/29 (Call 08/01/24)	3,631	3,931,284
9.50%, 06/01/25 (Call 03/01/25)(a)(b)	2,482	3,111,807
PQ Corp., 5.75%, 12/15/25 (Call 05/11/21)(a)(b)	1,129	1,160,048
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 06/01/21)(a)(b)	3,170	3,280,950
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 06/01/21)(a)	2,627	2,564,609
7.63%, 01/15/26 (Call 01/15/24)(a)	2,520	2,677,500

Security	Par (000)	Value

Chemicals (continued)
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(a)	$4,720	$4,708,200
6.63%, 05/01/29 (Call 05/01/24)(a)(b)	1,267	1,246,411
SPCM SA, 4.88%, 09/15/25 (Call 05/11/21)(a)	2,175	2,230,093
TPC Group Inc., 10.50%, 08/01/24 (Call 08/01/21)(a)	4,664	4,360,840
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
5.13%, 04/01/29 (Call 04/01/24)(a)(b)	2,195	2,227,925
5.38%, 09/01/25 (Call 05/31/21)(a)(b)	3,162	3,225,540
Tronox Inc.
4.63%, 03/15/29 (Call 03/15/24)(a)	5,545	5,662,831
6.50%, 05/01/25 (Call 05/01/22)(a)(b)	2,357	2,517,559
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)	2,665	2,605,038
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	2,855	2,926,318
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25 (Call 06/01/21)(a)(b)	1,922	1,897,975
WR Grace & Co.-Conn, 4.88%, 06/15/27 (Call 06/15/23)(a)	4,191	4,369,117
WR Grace & Co-Conn, 5.63%, 10/01/24(a)	1,457	1,619,091

		171,714,274

Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 06/01/21)(a)(b)	1,523	1,439,235
Natural Resource Partners LP/NRP Finance Corp., 9.13%, 06/30/25 (Call 10/30/21)(a)(b)	872	831,670
Peabody Energy Corp., 6.38%, 03/31/25 (Call 06/01/21)(a)	1,034	439,667
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25 (Call 06/01/21)(a)	3,450	3,593,244
Warrior Met Coal Inc., 8.00%, 11/01/24 (Call 06/01/21)(a)(b)	1,679	1,716,778

		8,020,594

Commercial Services — 3.3%
ADT Security Corp. (The)
3.50%, 07/15/22	3,812	3,902,535
4.13%, 06/15/23	3,490	3,655,426
4.88%, 07/15/32(a)(b)	3,450	3,610,994
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(a)	4,100	4,110,250
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 06/01/21)(a)(b)	2,522	2,263,495
Allied Universal Holdco LLC/Allied Universal
Finance Corp.
6.63%, 07/15/26 (Call 07/15/22)(a)(b)	9,955	10,527,412
9.75%, 07/15/27 (Call 07/15/22)(a)(b)	5,222	5,731,145
Alta Equipment Group Inc., 5.63%, 04/15/26 (Call 04/15/23)(a)	740	751,337
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(a)	1,594	1,594,000
4.63%, 10/01/27 (Call 10/01/22)(a)(b)	2,996	3,093,370
Aptim Corp., 7.75%, 06/15/25 (Call 05/17/21)(a)	2,664	2,304,360
APX Group Inc.
6.75%, 02/15/27 (Call 02/15/23)(a)	3,381	3,635,691
7.63%, 09/01/23 (Call 06/01/21)	2,225	2,283,406
7.88%, 12/01/22 (Call 06/01/21)	2,930	2,950,158
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(a)(b)	3,145	3,270,800
Autopistas Metropolitanas de Puerto Rico LLC, 6.75%, 06/30/35(a)	749	717,007
Avis Budget Car Rental LLC/Avis Budget Finance Inc. 4.75%, 04/01/28 (Call 04/01/24)(a)	2,400	2,486,040

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
5.25%, 03/15/25 (Call 06/01/21)(a)	$1,296	$1,315,440
5.38%, 03/01/29 (Call 03/01/24)(a)	3,080	3,207,050
5.75%, 07/15/27 (Call 07/15/22)(a)(b)	3,688	3,899,684
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(a)(b)	3,663	3,818,677
5.50%, 07/15/25 (Call 07/15/22)(a)	1,366	1,441,130
Cardtronics Inc./Cardtronics USA Inc., 5.50%, 05/01/25 (Call 06/01/21)(a)(b)	1,151	1,182,653
Carriage Services Inc., 6.63%, 06/01/26 (Call 06/01/21)(a)	1,744	1,836,432
Celestial-Saturn Merger Sub Inc., 4.50%, 05/01/28 (Call 05/01/24)	3,600	3,594,708
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/21)(a)	3,158	3,323,795
CoreCivic Inc.
4.63%, 05/01/23 (Call 02/01/23)(b)	1,764	1,781,640
4.75%, 10/15/27 (Call 07/15/27)(b)	900	812,250
5.00%, 10/15/22 (Call 05/14/21)	1,595	1,676,616
8.25%, 04/15/26 (Call 04/15/24)	1,000	1,005,000
CPI CG Inc., 8.63%, 03/15/26 (Call 03/15/23)(a)	1,580	1,649,125
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)	2,879	2,879,000
9.50%, 11/01/27 (Call 11/01/22)(a)(b)	3,147	3,469,568
Gartner Inc.
3.75%, 10/01/30 (Call 10/01/25)(a)(b)	3,695	3,704,238
4.50%, 07/01/28 (Call 07/01/23)(a)(b)	3,814	4,009,544
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/21)(a)	1,663	1,737,835
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)	6,183	6,538,522
Jaguar Holding Co. II/PPD Development LP
4.63%, 06/15/25 (Call 06/15/22)(a)(b)	2,495	2,622,694
5.00%, 06/15/28 (Call 06/15/23)(a)	3,249	3,543,035
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)(b)	1,831	1,906,254
Laureate Education Inc., 8.25%, 05/01/25 (Call 05/11/21)(a)(b)	3,571	3,722,375
Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)	2,160	2,230,200
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc., 7.88%, 10/01/22 (Call 05/17/21)(a)(b)	2,077	2,035,460
Modulaire Global Finance PLC, 8.00%, 02/15/23 (Call 05/11/21)(a)	2,992	3,051,840
MPH Acquisition Holdings LLC, 5.75%, 11/01/28 (Call 11/01/23)(a)(b)	6,364	6,275,477
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)	1,455	1,498,650
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25 (Call 05/31/21)(a)(b)	2,042	2,095,603
Nielsen Finance LLC/Nielsen Finance Co.
5.63%, 10/01/28 (Call 10/01/23)(a)	5,134	5,474,127
5.88%, 10/01/30 (Call 10/01/25)(a)	3,750	4,106,250
North Queensland Export Terminal Pty Ltd., 4.45%, 12/15/22(a)(b)	1,700	1,598,000
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)(b)	4,970	4,802,262
5.25%, 04/15/24(a)	3,237	3,455,498
5.75%, 04/15/26(a)	6,946	7,597,743
6.25%, 01/15/28 (Call 01/15/23)(a)(b)	6,518	6,811,310
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(a)	1,870	2,027,978
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 06/01/21)(a)	2,053	2,112,537
RR Donnelley & Sons Co.
6.13%, 11/01/26 (Call 11/01/23)(a)	785	810,277
8.25%, 07/01/27 (Call 07/01/23)	984	1,082,400

Security	Par (000)	Value

Commercial Services (continued)
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)(b)	$4,265	$4,643,519
9.25%, 04/15/25 (Call 03/16/25)(a)(b)	3,973	4,747,735
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	4,185	4,048,987
4.63%, 12/15/27 (Call 12/15/22)(b)	2,135	2,268,438
5.13%, 06/01/29 (Call 06/01/24)(b)	3,540	3,821,749
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 11/01/22)(a)	2,180	2,272,650
Signal Parent Inc., 6.13%, 04/01/29 (Call 04/01/24)	1,500	1,481,250
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/22)(a)(b)	3,924	4,229,285
StoneMor Inc., 8.50%, 05/15/29 (Call 05/15/24)(a)	1,110	1,121,089
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 05/17/21)(a)(b)	3,674	3,242,305
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)	2,465	2,406,456
United Rentals North America Inc.
3.88%, 02/15/31 (Call 08/15/25)	5,246	5,279,469
4.00%, 07/15/30 (Call 07/15/25)	3,403	3,490,049
4.88%, 01/15/28 (Call 01/15/23)(b)	8,139	8,617,166
5.25%, 01/15/30 (Call 01/15/25)(b)	3,456	3,780,000
5.50%, 05/15/27 (Call 05/15/22)	4,534	4,834,377
5.88%, 09/15/26 (Call 09/15/21)	4,442	4,636,337
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)(b)	5,366	5,714,844
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	1,680	1,657,152

		250,923,160

Computers — 1.5%
Ahead DB Holdings LLC, 6.63%, 05/01/28 (Call 05/01/24)(a)	1,420	1,444,850
Austin BidCo Inc., 7.13%, 12/15/28 (Call 12/15/23)(a)	1,205	1,223,075
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)(b)	7,261	7,723,889
Booz Allen Hamilton Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)(b)	3,882	3,872,295
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)(b)	3,700	3,666,885
Dell Inc.
5.40%, 09/10/40	1,213	1,385,852
6.50%, 04/15/38(b)	1,936	2,429,680
7.10%, 04/15/28(b)	1,244	1,570,550
Dell International LLC/EMC Corp., 7.13%, 06/15/24 (Call 05/17/21)(a)	6,445	6,618,370
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 06/01/21)(b)	2,182	2,228,367
9.38%, 07/15/25 (Call 07/15/22)(a)	3,677	4,095,259
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)(b)	4,439	4,600,136
Everi Payments Inc., 7.50%, 12/15/25 (Call 06/01/21)(a)	1,387	1,440,746
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 06/01/21)(a)(b)	1,759	631,481
Flexential Intermediate Corp., 11.25%, 08/01/24 (Call 02/01/22)(a)(b)	700	756,000
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(a)(b)	3,125	3,218,750
5.13%, 04/15/29 (Call 04/15/24)(a)	4,141	4,260,054
5.25%, 10/01/30 (Call 10/01/25)(a)(b)	1,885	1,950,975
5.75%, 09/01/27 (Call 09/01/22)(a)	2,223	2,348,044
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	2,424	2,636,100
8.13%, 04/15/25 (Call 04/15/22)(a)(b)	1,478	1,611,020
Presidio Holdings Inc. 4.88%, 02/01/27 (Call 02/01/23)(a)(b)	3,071	3,163,130

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
8.25%, 02/01/28 (Call 02/01/23)(a)(b)	$1,557	$1,697,130
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/23)(a)(b)	1,728	1,782,000
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)(a)	2,425	2,333,105
3.38%, 07/15/31 (Call 01/15/26)(a)	2,452	2,360,884
4.09%, 06/01/29 (Call 03/01/29)(a)	2,888	2,958,150
4.13%, 01/15/31 (Call 10/15/30)(a)	2,425	2,453,469
4.75%, 06/01/23	2,486	2,668,855
4.75%, 01/01/25(b)	856	930,900
4.88%, 03/01/24 (Call 01/01/24)(b)	2,600	2,808,000
4.88%, 06/01/27 (Call 03/01/27)(b)	2,187	2,433,147
5.75%, 12/01/34 (Call 06/01/34)(b)	2,440	2,793,312
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
5.75%, 06/01/25 (Call 06/01/22)(a)(b)	480	508,200
6.75%, 06/01/25 (Call 05/11/21)(a)	6,298	6,414,261
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	1,729	1,897,577
Vericast Corp., 8.38%, 08/15/22 (Call 06/01/21)(a)	2,665	2,718,300
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 06/01/21)(a)	545	572,263
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	11,168	12,382,520

		112,587,581

Cosmetics & Personal Care — 0.2%
Avon Products Inc., 6.50%, 03/15/23	2,742	2,940,795
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(a)	2,627	2,658,261
6.50%, 04/15/26 (Call 06/01/21)(a)(b)	2,852	2,869,796
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)(b)	2,410	2,403,975
5.50%, 06/01/28 (Call 06/01/23)(a)	4,181	4,442,312
Oriflame Investment Holding PLC
5.13%, 05/04/26 (Call 05/15/23)(a)	1,725	1,728,278
9.13%, 08/01/24 (Call 05/06/21)(a)(b)	295	313,497
Revlon Consumer Products Corp., 6.25%, 08/01/24 (Call 06/01/21)	749	288,365

		17,645,279

Distribution & Wholesale — 0.8%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(a)	1,000	998,750
4.00%, 01/15/28 (Call 01/15/23)(a)	3,347	3,397,205
5.88%, 05/15/26 (Call 05/27/21)(a)(b)	2,895	2,987,061
Avient Corp.
5.25%, 03/15/23	2,186	2,349,950
5.75%, 05/15/25 (Call 05/15/22)(a)	3,520	3,713,389
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/01/23)(a)	2,725	2,711,375
Core & Main Holdings LP (9.38% PIK), 8.63%, 09/15/24 (Call 06/01/21)(a)(b)(d)	1,166	1,187,863
Core & Main LP, 6.13%, 08/15/25 (Call 06/01/21)(a)(b)	3,528	3,611,402
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/22)(a)(b)	2,609	2,817,720
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)(b)	6,385	6,233,356
IAA Inc., 5.50%, 06/15/27 (Call 06/15/22)(a)(b)	3,200	3,364,000
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/21)(a)(b)	4,825	4,892,260
Performance Food Group Inc. 5.50%, 06/01/24 (Call 05/11/21)(a)	1,547	1,548,934

Security	Par (000)	Value

Distribution & Wholesale (continued)
5.50%, 10/15/27 (Call 10/15/22)(a)	$5,566	$5,865,673
6.88%, 05/01/25 (Call 05/01/22)(a)(b)	645	689,428
Resideo Funding Inc., 6.13%, 11/01/26 (Call 11/01/21)(a)(b)	1,396	1,472,780
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/22)(a)(b)	3,217	3,361,668
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 11/15/21)(a)	2,939	2,891,241
9.00%, 11/15/26 (Call 11/15/22)(a)	4,184	4,140,319
13.13%, 11/15/27 (Call 11/15/22)(a)(b)	2,761	2,339,948

		60,574,322

Diversified Financial Services — 2.8%
Advisor Group Holdings Inc., 10.75%, 08/01/27 (Call 08/01/22)(a)	1,765	1,959,150
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(b)(e)	4,125	4,305,283
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(a)(b)	2,793	2,894,246
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)	5,263	6,030,902
Aretec Escrow Issuer Inc., 7.50%, 04/01/29 (Call 04/01/24)	1,220	1,250,134
Burford Capital Global Finance LLC, 6.25%, 04/15/28 (Call 04/15/24)(a)	820	851,160
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 12/31/21)(a)(b)	2,289	2,360,531
6.63%, 03/15/26 (Call 03/15/22)	2,190	2,313,078
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(a)	3,291	3,370,543
Enova International Inc.
8.50%, 09/01/24 (Call 06/01/21)(a)(b)	1,015	1,042,913
8.50%, 09/15/25 (Call 09/15/21)(a)(b)	2,011	2,091,440
Fairstone Financial Inc., 7.88%, 07/15/24 (Call 07/15/21)(a)(b)	2,067	2,165,183
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 11/15/22)(a)	1,859	1,919,418
Genworth Mortgage Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)(b)	3,808	4,135,145
Global Aircraft Leasing Co. Ltd. (7.25% PIK), 6.50%, 09/15/24 (Call 09/15/21)(a)(b)(d)	9,178	9,178,391
goeasy Ltd.
4.38%, 05/01/26 (Call 05/01/23)(a)	1,375	1,390,469
5.38%, 12/01/24 (Call 12/01/21)(a)	2,621	2,716,011
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)	2,555	2,515,909
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.25%, 06/03/26 (Call 06/01/22)(a)(b)	2,506	2,625,035
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(a)	3,050	3,057,625
6.50%, 11/01/25 (Call 11/01/22)(a)(b)	2,450	2,578,625
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(a)	4,275	4,275,000
4.63%, 11/15/27 (Call 11/15/22)(a)	2,052	2,139,210
Midcap Financial Issuer Trust, 6.50%, 05/01/28 (Call 05/01/24)(a)	3,810	3,947,960
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)	3,105	3,072,894
5.50%, 08/15/28 (Call 08/15/23)(a)	4,355	4,398,550
6.00%, 01/15/27 (Call 01/15/23)(a)(b)	2,895	3,025,275
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	2,610	2,556,182
5.00%, 03/15/27 (Call 09/15/26)	3,585	3,611,888
5.50%, 01/25/23(b)	4,338	4,538,632

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
5.63%, 08/01/33	$2,817	$2,636,008
5.88%, 10/25/24(b)	2,216	2,330,523
6.13%, 03/25/24	4,086	4,315,837
6.50%, 06/15/22	3,947	4,134,482
6.75%, 06/25/25	2,387	2,597,653
6.75%, 06/15/26(b)	2,679	2,893,320
7.25%, 09/25/23	2,058	2,238,075
NFP Corp.
6.88%, 08/15/28 (Call 08/15/23)(a)	8,781	9,209,074
7.00%, 05/15/25 (Call 05/15/22)(a)	1,440	1,548,000
OneMain Finance Corp.
4.00%, 09/15/30 (Call 09/15/25)	3,895	3,768,412
5.38%, 11/15/29 (Call 05/15/29)(b)	3,696	3,986,173
5.63%, 03/15/23	3,788	4,038,955
6.13%, 05/15/22(b)	3,204	3,352,185
6.13%, 03/15/24 (Call 09/15/23)	5,865	6,334,200
6.63%, 01/15/28 (Call 07/15/27)(b)	4,096	4,659,200
6.88%, 03/15/25(b)	6,801	7,727,636
7.13%, 03/15/26	7,861	9,187,544
8.25%, 10/01/23(b)	807	912,919
8.88%, 06/01/25 (Call 06/01/22)	2,732	3,022,275
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 12/15/22 (Call 06/01/21)(a)	1,202	1,218,804
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	3,320	3,178,900
5.38%, 10/15/25 (Call 10/15/22)(a)	3,152	3,321,420
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 03/15/23)(a)	1,950	1,988,942
PRA Group Inc., 7.38%, 09/01/25 (Call 09/01/22)(a)	1,717	1,839,336
Quicken Loans LLC, 5.25%, 01/15/28 (Call 01/15/23)(a)	4,553	4,803,415
Quicken Loans LLC/Quicken Loans Co-Issuer Inc.
3.63%, 03/01/29 (Call 03/01/24)(a)(b)	3,912	3,804,420
3.88%, 03/01/31 (Call 03/01/26)(a)	6,124	5,955,590
SLM Corp., 4.20%, 10/29/25 (Call 09/29/25)	2,567	2,695,350
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(a)(b)	2,168	2,319,760
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 06/01/21)(a)	1,984	2,021,200
United Shore Financial Services LLC, 5.50%, 11/15/25 (Call 11/15/22)(a)	4,231	4,394,951
United Wholesale Mortgage LLC, 5.50%, 04/15/29 (Call 04/15/24)(a)	2,950	2,899,201

		211,650,542

Electric — 2.8%
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)	4,260	4,067,661
4.50%, 02/15/28 (Call 02/15/23)(a)	6,008	6,072,286
4.63%, 02/01/29 (Call 02/01/24)(a)(b)	3,139	3,091,915
5.00%, 02/01/31 (Call 02/01/26)(a)	3,960	3,900,600
5.13%, 03/15/28 (Call 03/15/23)(a)	7,135	7,251,443
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	3,937	4,041,527
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)	4,480	4,415,891
4.75%, 03/15/28 (Call 03/15/23)(a)(b)	4,312	4,515,268
5.00%, 09/15/26 (Call 09/15/21)	1,647	1,700,528
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	2,076	2,233,361
4.35%, 04/15/29 (Call 01/15/29)(b)	1,828	1,982,320
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/11/21)(a)	2,129	2,198,193
Electricite de France SA
5.25%, (Call 01/29/23)(a)(e)(f)	8,600	8,990,182
5.63%, (Call 01/22/24)(a)(b)(e)(f)	7,400	7,955,000

Security	Par (000)	Value

Electric (continued)
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26)(b)(e)	$5,606	$6,489,506
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)(b)	1,470	1,481,025
2.65%, 03/01/30 (Call 12/01/29)	2,693	2,632,407
Series A, 1.60%, 01/15/26 (Call 12/15/25)	2,115	2,056,838
Series A, 3.35%, 07/15/22 (Call 05/15/22)	1,850	1,887,000
Series B, 2.25%, 09/01/30 (Call 06/01/30)(b)	1,653	1,557,953
Series B, 4.40%, 07/15/27 (Call 04/15/27)	7,875	8,623,125
Series B, 4.75%, 03/15/23 (Call 12/15/22)(b)	3,784	4,013,121
Series C, 3.40%, 03/01/50 (Call 09/01/49)	3,845	3,547,012
Series C, 5.35%, 07/15/47 (Call 01/15/47)	4,830	5,602,800
Series C, 7.38%, 11/15/31	7,350	9,944,852
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(a)	2,435	2,498,230
4.35%, 01/15/25 (Call 10/15/24)(a)	527	574,722
4.55%, 04/01/49 (Call 10/01/48)(a)	2,350	2,620,215
5.45%, 07/15/44 (Call 01/15/44)(a)	2,000	2,423,294
InterGen NV, 7.00%, 06/30/23 (Call 05/31/21)(a)	2,334	2,252,310
Midland Cogeneration Venture LP, 6.00%, 03/15/25(a)(b)	662	684,584
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)(b)	2,350	2,457,877
4.25%, 07/15/24 (Call 04/15/24)(a)(b)	3,899	4,132,940
4.25%, 09/15/24 (Call 07/15/24)(a)	226	238,997
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	2,492	2,690,164
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)(b)	2,650	2,593,687
3.63%, 02/15/31 (Call 02/15/26)(a)	4,978	4,876,964
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	3,558	3,811,507
5.75%, 01/15/28 (Call 01/15/23)	4,085	4,340,312
6.63%, 01/15/27 (Call 07/15/21)	5,958	6,209,428
7.25%, 05/15/26 (Call 05/17/21)(b)	4,672	4,837,716
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)	3,710	3,756,375
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)(b)	4,563	4,779,742
5.25%, 07/01/30 (Call 07/01/25)(b)	5,045	5,385,537
Pike Corp., 5.50%, 09/01/28 (Call 09/01/23)(a)	2,670	2,750,100
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/21)	2,225	1,852,313
6.63%, 01/15/28 (Call 01/15/23)(a)	2,303	2,314,515
7.25%, 05/15/27 (Call 05/15/22)(a)	3,257	3,346,567
7.63%, 06/01/28 (Call 06/01/23)(a)	1,722	1,784,939
10.50%, 01/15/26 (Call 01/15/22)(a)	3,593	3,302,326
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 06/01/21)(a)(b)	1,617	1,657,425
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)(b)	1,165	1,210,668
6.50%, 03/15/40(b)	1,343	1,537,735
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/22)(a)(b)	6,223	6,447,215
5.50%, 09/01/26 (Call 09/01/21)(a)(b)	4,941	5,104,695
5.63%, 02/15/27 (Call 02/15/22)(a)	6,215	6,463,600

		209,188,513

Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)	3,820	3,791,350
4.75%, 06/15/28 (Call 06/15/23)(a)(b)	2,915	2,980,587

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electrical Components & Equipment (continued)
EnerSys
4.38%, 12/15/27 (Call 09/15/27)(a)	$1,513	$1,584,867
5.00%, 04/30/23 (Call 01/30/23)(a)(b)	1,502	1,571,468
WESCO Distribution Inc.
5.38%, 06/15/24 (Call 06/01/21)(b)	1,029	1,048,551
7.13%, 06/15/25 (Call 06/15/22)(a)(b)	7,765	8,386,200
7.25%, 06/15/28 (Call 06/15/23)(a)	6,702	7,439,220

		26,802,243

Electronics — 0.5%
Brightstar Escrow Corp., 9.75%, 10/15/25 (Call 10/15/22)(a)	2,268	2,472,120
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)	9,750	10,127,325
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)	913	944,211
5.45%, 12/15/24 (Call 09/15/24)	2,162	2,471,247
Sensata Technologies BV
4.00%, 04/15/29 (Call 04/15/24)(a)	3,625	3,647,475
4.88%, 10/15/23(a)	2,455	2,636,670
5.00%, 10/01/25(a)	3,599	3,994,890
5.63%, 11/01/24(a)	2,419	2,697,185
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	3,920	3,892,717
4.38%, 02/15/30 (Call 11/15/29)(a)(b)	2,297	2,401,525
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(a)	2,255	2,257,819

		37,543,184

Energy - Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 11/15/21)(a)	3,255	3,413,681
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)	2,663	2,732,904
4.75%, 01/15/30 (Call 01/15/25)(a)	3,291	3,426,754
5.00%, 01/31/28 (Call 07/31/27)(a)	3,262	3,498,495
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	3,155	3,653,540

		16,725,374

Engineering & Construction — 0.7%
AECOM
5.13%, 03/15/27 (Call 12/15/26)	4,979	5,539,137
5.88%, 10/15/24 (Call 07/15/24)(b)	3,461	3,884,972
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(a)(b)	1,235	1,263,047
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 06/01/21)(a)(b)	5,015	5,115,300
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(a)	1,975	2,078,421
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	1,250	1,268,750
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)(b)	2,086	2,153,378
4.25%, 09/15/28 (Call 06/15/28)(b)	3,285	3,382,893
frontdoor Inc., 6.75%, 08/15/26 (Call 08/15/21)(a)(b)	1,650	1,749,545
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22 (Call 05/17/21)(b)	934	936,223
KBR Inc., 4.75%, 09/30/28 (Call 09/30/23)(a)	1,670	1,686,700
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)	3,002	3,129,585
New Enterprise Stone & Lime Co. Inc., 6.25%, 03/15/26 (Call 06/01/21)(a)(b)	2,207	2,273,210
PowerTeam Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(a)	5,171	5,733,346
TopBuild Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)	1,860	1,841,400
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/17/21)(a)(b)	3,122	3,223,465
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)	1,750	1,777,720

Security	Par (000)	Value

Engineering & Construction (continued)
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(a)(b)	$1,885	$1,946,263

		48,983,355

Entertainment — 3.0%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(a)	2,660	2,823,603
Allen Media LLC/Allen Media Co-Issuer Inc., 10.50%, 02/15/28 (Call 02/15/23)(a)	1,460	1,562,200
AMC Entertainment Holdings Inc., 10.50%, 04/15/25 (Call 04/15/22)(a)	1,960	2,097,631
AMC Entertainment Holdings Inc. (12.00% PIK), 12.00%, 06/15/26 (Call 06/15/23)(a)(b)(d)	6,691	5,737,957
Bally’s Corp., 6.75%, 06/01/27 (Call 06/01/22)(a)(b)	3,073	3,269,150
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 03/01/22)(a)(b)	2,195	2,266,338
Boyne USA Inc.
4.75%, 05/15/29 (Call 05/15/24)(a)	604	620,610
7.25%, 05/01/25 (Call 05/15/21)(a)(b)	2,432	2,523,516
Caesars Entertainment Inc.
6.25%, 07/01/25 (Call 07/01/22)(a)	16,565	17,611,908
8.13%, 07/01/27 (Call 07/01/23)(a)(b)	8,860	9,845,055
Caesars Resort Collection LLC/CRC Finco Inc.
5.25%, 10/15/25 (Call 05/11/21)(a)	8,455	8,523,803
5.75%, 07/01/25 (Call 07/01/22)(a)(b)	4,733	4,982,760
CCM Merger Inc., 6.38%, 05/01/26 (Call 11/01/22)(a)(b)	1,220	1,274,900
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	2,666	2,741,474
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 06/01/21)(b)	1,852	1,866,279
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)(b)	2,658	2,735,746
5.50%, 05/01/25 (Call 05/01/22)(a)(b)	4,887	5,119,719
6.50%, 10/01/28 (Call 10/01/23)(a)(b)	1,375	1,479,844
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	3,332	3,423,630
5.50%, 04/01/27 (Call 04/01/22)(a)	3,273	3,397,587
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/21)(b)	4,152	4,146,602
5.88%, 03/15/26 (Call 03/15/23)(a)(b)	2,005	2,077,681
8.75%, 05/01/25 (Call 05/01/22)(a)	1,490	1,622,238
Cirsa Finance International Sarl, 7.88%, 12/20/23 (Call 05/11/21)(a)	3,241	3,297,717
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23 (Call 06/01/21)(a)(b)	792	823,680
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Call 05/31/21)(a)	1,176	1,128,960
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 04/15/22)(a)(b)	1,978	2,110,279
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(a)	2,550	2,627,546
5.25%, 01/15/29 (Call 01/15/24)(a)	3,460	3,668,903
6.25%, 01/15/27 (Call 07/15/26)(a)(b)	4,495	5,049,863
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	5,866	6,496,595
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 06/01/21)(a)(b)	2,277	2,373,773
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(a)	3,192	3,199,980
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)	2,445	2,436,076
4.75%, 10/15/27 (Call 10/15/22)(a)(b)	4,838	4,881,821
4.88%, 11/01/24 (Call 05/06/21)(a)	2,736	2,787,300

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
5.63%, 03/15/26 (Call 06/01/21)(a)	$1,183	$1,230,320
6.50%, 05/15/27 (Call 05/15/23)(a)	6,056	6,691,880
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)(b)	1,995	2,104,725
Midwest Gaming Borrower LLC, 4.88%, 05/01/29 (Call 05/01/24)	1,305	1,304,595
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 05/17/21)(a)(b)	2,405	2,510,580
8.00%, 02/01/26 (Call 02/01/23)(a)	5,830	5,917,450
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/22)(a)(b)	2,050	2,070,500
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance Inc., 8.50%, 11/15/27 (Call 11/15/23)(a)	4,050	4,307,175
Penn National Gaming Inc., 5.63%, 01/15/27 (Call 01/15/22)(a)(b)	2,067	2,147,096
Powdr Corp., 6.00%, 08/01/25 (Call 08/01/22)(a)	1,575	1,657,688
Scientific Games International Inc.
5.00%, 10/15/25 (Call 06/01/21)(a)	5,995	6,189,837
7.00%, 05/15/28 (Call 05/15/23)(a)	3,121	3,355,075
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	2,865	3,151,271
8.25%, 03/15/26 (Call 03/15/22)(a)(b)	5,441	5,862,677
8.63%, 07/01/25 (Call 07/01/22)(a)	2,657	2,905,908
SeaWorld Parks & Entertainment Inc., 9.50%, 08/01/25 (Call 02/01/22)(a)(b)	2,689	2,919,770
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 06/01/21)(a)(b)	4,853	4,883,331
5.50%, 04/15/27 (Call 04/15/22)(a)	2,768	2,857,960
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)(b)	3,993	4,313,917
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27 (Call 11/01/22)(a)(b)	1,805	1,798,231
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)(b)	4,796	5,011,820
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	3,346	3,550,942
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)(b)	3,735	3,506,231
3.88%, 07/15/30 (Call 07/15/25)(a)(b)	2,573	2,605,163
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)	3,778	3,905,243
7.75%, 04/15/25 (Call 04/15/22)(a)	3,421	3,694,680

		223,086,789

Environmental Control — 0.5%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/22)(a)(b)	3,214	3,346,578
5.13%, 07/15/29 (Call 07/15/24)(a)(b)	1,267	1,365,674
Covanta Holding Corp.
5.00%, 09/01/30 (Call 09/01/25)	2,124	2,179,755
5.88%, 07/01/25 (Call 06/01/21)(b)	1,671	1,742,435
6.00%, 01/01/27 (Call 01/01/22)	1,430	1,494,350
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)	3,675	3,538,106
3.75%, 08/01/25 (Call 08/01/22)(a)	3,877	3,944,847
4.00%, 08/01/28 (Call 08/01/23)(a)(b)	2,502	2,394,264
4.25%, 06/01/25 (Call 06/01/22)(a)(b)	2,347	2,417,410
5.13%, 12/15/26 (Call 12/15/22)(a)	2,693	2,820,918
8.50%, 05/01/27 (Call 05/01/22)(a)(b)	1,396	1,528,620
Harsco Corp., 5.75%, 07/31/27 (Call 07/31/22)(a)(b)	2,617	2,759,155
Stericycle Inc.
3.88%, 01/15/29 (Call 11/15/23)(a)(b)	2,623	2,616,443
5.38%, 07/15/24 (Call 07/15/21)(a)	2,647	2,742,954

Security	Par (000)	Value

Environmental Control (continued)
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(a)	$2,760	$3,125,700
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 06/01/21)(a)	2,624	2,676,480

		40,693,689

Food — 3.4%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(a)	4,270	4,266,926
3.50%, 02/15/23 (Call 12/15/22)(a)	3,858	3,964,095
3.50%, 03/15/29 (Call 09/15/23)(a)(b)	6,513	6,252,480
4.63%, 01/15/27 (Call 01/15/23)(a)(b)	6,130	6,375,200
4.88%, 02/15/30 (Call 02/15/25)(a)	4,882	5,082,820
5.88%, 02/15/28 (Call 08/15/22)(a)(b)	3,519	3,747,735
7.50%, 03/15/26 (Call 03/15/22)(a)(b)	2,883	3,171,300
B&G Foods Inc.
5.25%, 04/01/25 (Call 06/01/21)	4,563	4,696,878
5.25%, 09/15/27 (Call 03/01/22)(b)	3,136	3,245,384
C&S Group Enterprises LLC, 5.00%, 12/15/28 (Call 12/15/23)(a)(b)	2,027	2,014,230
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28 (Call 11/15/23)(a)	2,216	2,282,480
7.50%, 04/15/25 (Call 06/01/21)(a)(b)	2,472	2,567,790
Del Monte Foods Inc., 11.88%, 05/15/25 (Call 05/15/22)(a)(b)	3,224	3,674,393
Dole Food Co. Inc., 7.25%, 06/15/25 (Call 06/01/21)(a)(b)	1,121	1,142,019
FAGE International SA/FAGE USA Dairy Industry Inc., 5.63%, 08/15/26 (Call 08/15/21)(a)	1,566	1,611,023
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 06/01/21)(a)	818	839,473
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26 (Call 06/01/21)(a)	1,785	1,838,550
Ingles Markets Inc., 5.75%, 06/15/23 (Call 06/01/21)(b)	546	551,296
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	9,035	9,552,218
3.75%, 04/01/30 (Call 01/01/30)	4,942	5,288,202
3.88%, 05/15/27 (Call 02/15/27)	6,351	6,916,412
3.95%, 07/15/25 (Call 04/15/25)(b)	7,548	8,359,280
4.00%, 06/15/23 (Call 05/01/21)	1,257	1,340,949
4.25%, 03/01/31 (Call 12/01/30)	6,790	7,487,220
4.38%, 06/01/46 (Call 12/01/45)(b)	14,575	15,620,075
4.63%, 01/30/29 (Call 10/30/28)	5,323	5,997,742
4.63%, 10/01/39 (Call 04/01/39)	2,359	2,635,138
4.88%, 10/01/49 (Call 04/01/49)	7,170	8,227,461
5.00%, 07/15/35 (Call 01/15/35)	4,800	5,605,977
5.00%, 06/04/42	9,402	10,858,768
5.20%, 07/15/45 (Call 01/15/45)	9,505	11,245,495
5.50%, 06/01/50 (Call 12/01/49)	3,851	4,784,316
6.50%, 02/09/40(b)	3,503	4,629,653
6.75%, 03/15/32	1,990	2,627,709
6.88%, 01/26/39	4,179	5,735,368
7.13%, 08/01/39(a)(b)	4,379	6,208,281
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)	4,395	4,559,812
4.88%, 11/01/26 (Call 11/01/21)(a)(b)	4,363	4,526,612
4.88%, 05/15/28 (Call 11/15/27)(a)(b)	2,630	2,899,575
Pilgrim’s Pride Corp.
4.25%, 04/15/31 (Call 04/15/26)(a)	4,195	4,238,250
5.88%, 09/30/27 (Call 09/30/22)(a)	4,205	4,462,556
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)	8,600	8,538,080
4.63%, 04/15/30 (Call 04/15/25)(a)(b)	7,944	8,023,440

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
5.50%, 12/15/29 (Call 12/15/24)(a)(b)	$3,568	$3,841,130
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	4,568	4,813,530
5.75%, 03/01/27 (Call 03/01/22)(a)(b)	6,247	6,543,732
Safeway Inc., 7.25%, 02/01/31	1,237	1,434,920
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28 (Call 10/15/23)(a)(b)	1,737	1,828,193
Sigma Holdco BV, 7.88%, 05/15/26 (Call 05/15/21)(a)(b)	2,567	2,567,000
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 03/01/24)(a)	4,150	4,181,997
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)(b)	2,511	2,498,445
U.S. Foods Inc.
4.75%, 02/15/29 (Call 02/15/24)(a)	4,405	4,443,544
6.25%, 04/15/25 (Call 04/15/22)(a)	5,904	6,271,198
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(a)(b)	2,805	3,022,388

		259,138,738

Food Service — 0.3%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)(b)	2,596	2,657,655
5.00%, 04/01/25 (Call 06/01/21)(a)(b)	3,195	3,278,869
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	5,591	5,849,584
6.38%, 05/01/25 (Call 05/01/22)(a)	7,013	7,460,078
Bloomin’ Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29 (Call 04/15/24)	735	753,375

		19,999,561

Forest Products & Paper — 0.2%
Clearwater Paper Corp.
4.75%, 08/15/28 (Call 08/15/23)(a)(b)	1,825	1,838,815
5.38%, 02/01/25(a)(b)	940	996,400
Mercer International Inc.
5.13%, 02/01/29 (Call 02/01/24)(a)	4,515	4,667,381
5.50%, 01/15/26 (Call 06/01/21)(b)	1,111	1,138,953
Resolute Forest Products Inc., 4.88%, 03/01/26 (Call 03/01/23)(a)	1,310	1,336,200
Schweitzer-Mauduit International Inc., 6.88%, 10/01/26 (Call 10/01/21)(a)(b)	1,697	1,794,578

		11,772,327

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	3,447	3,830,479
5.63%, 05/20/24 (Call 03/20/24)(b)	2,882	3,206,225
5.75%, 05/20/27 (Call 02/20/27)	2,621	2,930,802
5.88%, 08/20/26 (Call 05/20/26)(b)	3,668	4,103,575
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 05/31/21)(a)	2,316	2,344,950

		16,416,031

Hand & Machine Tools — 0.0%
Apex Tool Group LLC/BC Mountain Finance Inc., 9.00%, 02/15/23 (Call 06/01/21)(a)(b)	1,383	1,375,532
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 05/11/21)(a)(b)	1,284	1,353,015

		2,728,547

Health Care - Products — 0.4%
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/23)(a)(b)	7,975	8,353,812
Hill-Rom Holdings Inc.
4.38%, 09/15/27 (Call 09/15/22)(a)(b)	2,245	2,323,575
5.00%, 02/15/25 (Call 05/20/21)(a)(b)	911	935,324

Security	Par (000)	Value

Health Care - Products (continued)
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)(b)	$4,845	$4,760,213
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	1,632	1,721,760
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28 (Call 02/01/23)(a)(b)	2,543	2,789,671
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)	3,154	3,256,505
4.63%, 11/15/27 (Call 11/15/22)	2,034	2,163,118
4.88%, 06/01/26 (Call 06/01/21)	1,745	1,788,974
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(a)(b)	1,790	1,997,819

		30,090,771

Health Care - Services — 5.6%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(a)	2,231	2,306,296
5.50%, 07/01/28 (Call 07/01/23)(a)	2,622	2,769,488
AHP Health Partners Inc., 9.75%, 07/15/26 (Call 07/15/21)(a)	2,332	2,521,475
Air Methods Corp., 8.00%, 05/15/25 (Call 06/01/21)(a)	1,067	1,000,313
Akumin Inc., 7.00%, 11/01/25 (Call 11/01/22)(a)(b)	2,680	2,793,900
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)	1,100	1,093,125
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(a)	2,596	2,511,630
5.00%, 07/15/27 (Call 07/15/22)(a)(b)	2,730	2,856,263
Centene Corp.
2.50%, 03/01/31 (Call 12/01/30)	10,135	9,689,972
3.00%, 10/15/30 (Call 07/15/30)	10,392	10,314,060
3.38%, 02/15/30 (Call 02/15/25)	9,649	9,685,184
4.25%, 12/15/27 (Call 12/15/22)	12,430	13,028,007
4.63%, 12/15/29 (Call 12/15/24)	17,159	18,574,617
5.38%, 06/01/26 (Call 06/01/21)(a)	8,204	8,546,927
5.38%, 08/15/26 (Call 08/15/21)(a)(b)	3,572	3,747,028
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)	2,360	2,401,300
4.00%, 03/15/31 (Call 03/15/26)(a)	2,553	2,629,590
4.25%, 05/01/28 (Call 05/01/23)(a)	3,006	3,130,218
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)	5,200	5,161,000
5.63%, 03/15/27 (Call 12/15/23)(a)(b)	8,615	9,131,900
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	4,165	4,384,350
6.63%, 02/15/25 (Call 02/15/22)(a)	6,485	6,833,569
6.88%, 04/01/28 (Call 04/01/23)(a)(b)	5,162	4,878,090
6.88%, 04/15/29 (Call 04/15/24)(a)(b)	8,405	8,783,225
8.00%, 03/15/26 (Call 03/15/22)(a)	9,970	10,742,675
8.00%, 12/15/27 (Call 12/15/22)(a)(b)	3,076	3,383,600
8.13%, 06/30/24 (Call 06/30/21)(a)	6,211	6,482,731
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	7,100	6,745,000
4.63%, 06/01/30 (Call 06/01/25)(a)	13,530	13,699,125
Encompass Health Corp, 4.63%, 04/01/31 (Call 04/01/26)(b)	1,695	1,796,700
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)(b)	3,990	4,134,637
4.75%, 02/01/30 (Call 02/01/25)	4,095	4,299,750
5.13%, 03/15/23 (Call 06/01/21)(b)	940	941,175
5.75%, 09/15/25 (Call 06/01/21)(b)	896	926,240
Global Medical Response Inc., 6.50%, 10/01/25 (Call 10/01/21)(a)(b)	3,395	3,475,631
Hadrian Merger Sub Inc., 8.50%, 05/01/26 (Call 06/01/21)(a)(b)	1,451	1,505,413

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	$13,425	$13,798,885
5.38%, 02/01/25	12,960	14,443,013
5.38%, 09/01/26 (Call 03/01/26)	5,209	5,914,090
5.63%, 09/01/28 (Call 03/01/28)	7,380	8,606,925
5.88%, 05/01/23	5,447	5,944,464
5.88%, 02/15/26 (Call 08/15/25)	7,247	8,324,991
5.88%, 02/01/29 (Call 08/01/28)	5,267	6,215,060
7.50%, 11/06/33(b)	825	1,124,376
7.69%, 06/15/25(b)	704	839,520
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/21)(a)	5,211	5,387,484
5.00%, 05/15/27 (Call 05/15/22)(a)	5,653	5,914,451
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 02/15/22)(a)(b)	3,102	3,102,000
6.75%, 04/15/25 (Call 04/15/22)(a)	3,095	3,288,437
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(a)(b)	2,530	2,530,506
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	1,816	1,979,440
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(a)(b)	5,322	5,641,320
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(a)(b)	3,172	3,370,250
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)	3,233	3,329,990
4.38%, 06/15/28 (Call 06/15/23)(a)	3,525	3,621,937
5.38%, 11/15/22 (Call 08/15/22)(b)	3,004	3,150,445
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/01/22)(a)(b)	4,045	4,351,126
Quorom Health Corp., 11.63%, 04/15/23(g)(h)(i)	1,183	—(j	)
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(a)(b)	3,841	4,215,497
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)	7,239	7,818,120
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(a)	3,813	3,968,990
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)	6,282	6,679,242
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 06/01/21)(a)(b)	2,203	2,233,291
10.00%, 04/15/27 (Call 04/15/22)(a)	3,102	3,401,518
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(a)(b)	3,075	3,005,812
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 06/01/21)	9,127	9,264,818
4.63%, 09/01/24 (Call 09/01/21)(a)	2,997	3,086,910
4.63%, 06/15/28 (Call 06/15/23)(a)(b)	3,173	3,278,474
4.88%, 01/01/26 (Call 03/01/22)(a)	9,680	10,057,520
5.13%, 05/01/25 (Call 06/01/21)	6,902	6,984,824
5.13%, 11/01/27 (Call 11/01/22)(a)	7,377	7,736,998
6.13%, 10/01/28 (Call 10/01/23)(a)	12,745	13,445,975
6.25%, 02/01/27 (Call 02/01/22)(a)	7,264	7,618,120
6.75%, 06/15/23(b)	8,889	9,706,788
6.88%, 11/15/31(b)	1,158	1,291,170
7.50%, 04/01/25 (Call 04/01/22)(a)(b)	3,410	3,674,275
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26 (Call 03/01/23)(a)	1,890	1,973,160
US Renal Care Inc., 10.63%, 07/15/27 (Call 07/15/22)(a)(b)	2,664	2,817,180

		420,041,596

Holding Companies - Diversified — 0.6%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)	4,890	5,158,950
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(a)	2,729	2,769,935
Hightower Holding LLC, 6.75%, 04/15/29 (Call 04/15/24)(a)	850	870,188

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)(a)	$3,555	$3,448,066
4.75%, 09/15/24 (Call 06/15/24)(b)	5,240	5,490,996
5.25%, 05/15/27 (Call 11/15/26)(a)	1,860	1,897,200
5.25%, 05/15/27 (Call 11/15/26)(b)	4,679	4,772,580
6.25%, 05/15/26 (Call 05/15/22)	5,695	6,003,099
6.38%, 12/15/25 (Call 06/01/21)	3,030	3,127,672
6.75%, 02/01/24 (Call 06/01/21)(b)	1,935	1,976,119
Stena AB, 7.00%, 02/01/24(a)	2,871	2,906,887
Stena International SA
5.75%, 03/01/24(a)(b)	1,639	1,668,379
6.13%, 02/01/25 (Call 02/01/22)(a)	1,790	1,816,850

		41,906,921

Home Builders — 1.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.63%, 01/15/28 (Call 01/15/23)(a)(b)	1,150	1,233,375
6.75%, 08/01/25 (Call 06/01/21)(a)	1,181	1,229,716
9.88%, 04/01/27 (Call 04/01/22)(a)(b)	976	1,108,980
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)(b)	1,906	2,010,830
7.25%, 10/15/29 (Call 10/15/24)(b)	1,885	2,092,350
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	2,518	2,514,852
6.25%, 09/15/27 (Call 09/15/22)(a)	2,919	3,094,140
6.38%, 05/15/25 (Call 06/01/21)(a)	1,053	1,076,693
Century Communities Inc.
5.88%, 07/15/25 (Call 06/01/21)(b)	1,561	1,615,635
6.75%, 06/01/27 (Call 06/01/22)(b)	2,531	2,723,419
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/22)(a)	2,225	2,380,750
Forestar Group Inc.
3.85%, 05/15/26 (Call 05/15/23)(a)	1,285	1,298,428
5.00%, 03/01/28 (Call 03/01/23)(a)	1,427	1,480,513
8.00%, 04/15/24 (Call 05/07/21)(a)	1,283	1,335,090
Installed Building Products Inc., 5.75%, 02/01/28 (Call 02/01/23)(a)	1,337	1,403,850
K Hovnanian Enterprises Inc., 10.50%, 02/15/26 (Call 02/15/22)(a)	55	59,950
KB Home
4.80%, 11/15/29 (Call 05/15/29)	1,209	1,302,698
6.88%, 06/15/27 (Call 12/15/26)(b)	1,718	2,027,240
7.50%, 09/15/22(b)	1,274	1,375,920
7.63%, 05/15/23 (Call 11/15/22)	1,790	1,946,625
LGI Homes Inc., 6.88%, 07/15/26 (Call 07/15/21)(a)	953	991,120
M/I Homes Inc.
4.95%, 02/01/28 (Call 02/01/23)	1,871	1,967,450
5.63%, 08/01/25 (Call 05/17/21)(b)	852	879,690
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)	2,951	2,980,510
5.25%, 12/15/27 (Call 12/15/22)(a)(b)	2,191	2,295,073
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)	1,510	1,552,295
5.13%, 06/06/27 (Call 12/06/26)(b)	1,253	1,403,360
6.00%, 06/01/25 (Call 03/01/25)(b)	2,697	3,040,867
New Home Co. Inc. (The), 7.25%, 10/15/25 (Call 10/15/22)(a)(b)	1,330	1,397,657
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)(b)	3,352	3,565,690

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (Call 02/15/23)(a)(b)	$2,045	$2,080,788
4.75%, 04/01/29 (Call 04/01/24)(a)	1,485	1,500,518
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)	2,235	2,461,763
5.75%, 01/15/28 (Call 10/15/27)(a)	2,529	2,854,609
5.88%, 06/15/27 (Call 03/15/27)(a)(b)	2,626	2,980,510
6.63%, 07/15/27 (Call 07/15/22)(a)	908	980,640
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(a)(b)	992	1,073,840
5.88%, 04/15/23 (Call 01/15/23)(a)(b)	1,307	1,403,391
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(b)	2,004	2,133,258
4.35%, 02/15/28 (Call 11/15/27)	1,809	1,989,900
4.38%, 04/15/23 (Call 01/15/23)(b)	1,867	1,960,350
4.88%, 11/15/25 (Call 08/15/25)(b)	979	1,095,256
4.88%, 03/15/27 (Call 12/15/26)	2,248	2,543,050
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	2,883	3,205,175
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	1,812	1,947,900
5.70%, 06/15/28 (Call 12/15/27)(b)	1,385	1,537,710
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	2,539	2,590,212
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(a)(b)	1,665	1,804,860

		89,528,496

Home Furnishings — 0.1%
Tempur Sealy International Inc.
4.00%, 04/15/29 (Call 04/15/24)(a)	3,880	3,929,780
5.50%, 06/15/26 (Call 06/15/21)(b)	2,392	2,464,813
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 04/15/23)(a)	2,415	2,508,581

		8,903,174

Household Products & Wares — 0.3%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)	3,048	2,998,470
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	2,511	2,590,021
4.13%, 04/30/31 (Call 04/30/26)(a)	1,190	1,184,050
5.13%, 02/01/28 (Call 01/01/23)(b)	1,217	1,290,020
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(a)	2,170	2,188,988
7.00%, 12/31/27 (Call 12/31/23)(a)(b)	2,735	2,652,622
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)(b)	2,275	2,229,500
5.00%, 10/01/29 (Call 10/01/24)(a)(b)	1,796	1,899,270
5.50%, 07/15/30 (Call 07/15/25)(a)(b)	1,319	1,422,871
5.75%, 07/15/25 (Call 06/01/21)	2,280	2,347,032

		20,802,844

Housewares — 0.5%
American Greetings Corp., 8.75%, 04/15/25 (Call 06/01/21)(a)	1,107	1,142,978
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/22)(a)	3,575	3,816,312
Newell Brands Inc.
4.00%, 06/15/22 (Call 03/15/22)(b)	480	493,200
4.35%, 04/01/23 (Call 02/01/23)	6,301	6,641,317
4.70%, 04/01/26 (Call 01/01/26)	10,181	11,351,815

Security	Par (000)	Value

Housewares (continued)
4.88%, 06/01/25 (Call 05/01/25)(b)	$2,985	$3,298,425
5.88%, 04/01/36 (Call 10/01/35)	1,696	2,106,771
6.00%, 04/01/46 (Call 10/01/45)(b)	3,154	4,030,260
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)(a)	2,355	2,331,450
4.50%, 10/15/29 (Call 10/15/24)(b)	1,976	2,074,800
5.25%, 12/15/26 (Call 12/15/21)	1,214	1,267,574

		38,554,902

Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	3,480	3,397,350
7.00%, 11/15/25 (Call 06/01/21)(a)(b)	4,984	5,121,060
10.13%, 08/01/26 (Call 08/01/22)(a)	2,142	2,444,557
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)	2,409	2,439,112
6.75%, 10/15/27 (Call 10/15/22)(a)(b)	7,041	7,393,050
AmWINS Group Inc., 7.75%, 07/01/26 (Call 07/01/21)(a)(b)	3,028	3,213,465
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28)(e)	1,626	1,837,380
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/23)(a)(b)	2,832	2,870,883
7.00%, 08/15/25 (Call 06/01/21)(a)(b)	2,335	2,381,700
BroadStreet Partners Inc., 5.88%, 04/15/29 (Call 04/15/24)	1,225	1,243,620
Enstar Finance LLC, 5.75%, 09/01/40 (Call 09/01/25)(b)(e)	2,025	2,136,375
Genworth Holdings Inc.
4.80%, 02/15/24(b)	2,002	1,956,955
4.90%, 08/15/23	1,662	1,641,225
6.50%, 06/15/34	1,427	1,421,335
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/22)(a)	2,572	2,739,180
HUB International Ltd., 7.00%, 05/01/26 (Call 06/01/21)(a)(b)	8,052	8,342,436
Liberty Mutual Group Inc.
4.30%, 02/01/61 (Call 02/01/26)(a)	3,725	3,421,506
7.80%, 03/07/87(a)(b)	1,729	2,240,780
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	3,370	3,555,350
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	2,380	2,737,000
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	1,709	1,798,723
4.88%, 03/15/27 (Call 09/15/26)	2,544	2,696,640
6.63%, 03/15/25 (Call 09/15/24)(b)	2,756	3,117,725
USI Inc./NY, 6.88%, 05/01/25 (Call 06/01/21)(a)(b)	2,947	2,994,889

		73,142,296

Internet — 1.8%
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(a)	2,750	2,732,813
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)	3,245	3,232,831
6.13%, 12/01/28 (Call 12/01/23)(a)(b)	2,530	2,593,250
Cablevision Lightpath LLC
3.88%, 09/15/27 (Call 09/15/23)(a)	2,391	2,358,124
5.63%, 09/15/28 (Call 09/15/23)(a)(b)	2,135	2,188,375
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(a)(b)	2,155	2,251,587
Endure Digital Inc., 6.00%, 02/15/29 (Call 02/15/24)(a)(b)	3,445	3,298,587
Getty Images Inc., 9.75%, 03/01/27 (Call 03/01/22)(a)	1,838	1,962,065
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)	4,068	3,961,500
5.25%, 12/01/27 (Call 06/01/22)(a)(b)	3,398	3,555,157
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(a)(b)	3,014	3,168,799

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Match Group Holdings II LLC
4.13%, 08/01/30 (Call 05/01/25)(a)	$2,245	$2,253,419
4.63%, 06/01/28 (Call 06/01/23)(a)	3,204	3,308,130
5.00%, 12/15/27 (Call 12/15/22)(a)	1,548	1,629,270
5.63%, 02/15/29 (Call 02/15/24)(a)(b)	1,949	2,104,920
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)	2,352	2,529,153
4.38%, 11/15/26(b)	4,617	5,208,899
4.88%, 04/15/28	7,666	8,825,482
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	4,829	5,601,640
5.38%, 11/15/29(a)	4,314	5,122,875
5.75%, 03/01/24(b)	1,790	2,017,106
5.88%, 02/15/25(b)	3,632	4,199,500
5.88%, 11/15/28	9,183	11,173,186
6.38%, 05/15/29(b)	3,954	4,962,270
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc.
6.00%, 02/15/28 (Call 02/15/24)	1,565	1,564,922
10.75%, 06/01/28 (Call 06/01/23)(a)	1,305	1,474,650
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)	1,081	1,094,513
5.00%, 04/15/25 (Call 05/11/21)(a)(b)	5,188	5,255,029
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)	4,499	4,926,405
Rakuten Group Inc.
5.13%, (Call 04/22/26)(a)(e)(f)	2,500	2,543,750
6.25%, (Call 04/22/31)(a)(e)(f)	2,500	2,562,500
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(a)(b)	3,274	3,535,920
Twitter Inc., 3.88%, 12/15/27 (Call 09/15/27)(a)(b)	3,752	3,948,980
Uber Technologies Inc.
6.25%, 01/15/28 (Call 09/15/23)(a)(b)	2,648	2,876,814
7.50%, 05/15/25 (Call 05/15/22)(a)	4,966	5,369,487
7.50%, 09/15/27 (Call 09/15/22)(a)	6,083	6,708,150

		132,100,058

Iron & Steel — 1.1%
Allegheny Technologies Inc.
5.88%, 12/01/27 (Call 12/01/22)(b)	2,115	2,233,969
7.88%, 08/15/23 (Call 05/15/23)(b)	2,709	2,949,424
ArcelorMittal SA
3.60%, 07/16/24	3,345	3,563,382
4.25%, 07/16/29(b)	2,599	2,823,741
4.55%, 03/11/26	4,006	4,447,767
6.13%, 06/01/25	1,650	1,913,318
7.00%, 03/01/41(b)	1,995	2,770,431
7.25%, 10/15/39(b)	3,281	4,627,457
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 07/15/21)(a)(b)	3,108	3,304,332
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23)(a)(b)	4,528	4,890,240
Carpenter Technology Corp.
4.45%, 03/01/23 (Call 12/01/22)(b)	1,085	1,132,149
6.38%, 07/15/28 (Call 07/15/23)	2,452	2,689,101
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(a)(b)	2,630	2,679,312
4.88%, 03/01/31 (Call 03/01/26)(a)	2,445	2,487,788
5.75%, 03/01/25 (Call 06/01/21)(b)	2,295	2,358,113
5.88%, 06/01/27 (Call 06/01/22)(b)	3,713	3,894,009
6.25%, 10/01/40(b)	696	702,751
6.75%, 03/15/26 (Call 03/15/22)(a)	4,783	5,189,555
9.88%, 10/17/25 (Call 10/17/22)(a)	3,351	3,933,236

Security	Par (000)	Value

Iron & Steel (continued)
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)(b)	$1,445	$1,445,000
4.88%, 05/15/23 (Call 02/15/23)(b)	730	762,850
5.38%, 07/15/27 (Call 07/15/22)(b)	1,177	1,247,620
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 10/01/21)(a)(b)	1,050	1,060,500
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(a)(b)	4,123	4,566,552
TMS International Corp./DE, 6.25%, 04/15/29 (Call 04/15/24)	790	821,600
U.S. Steel Corp.
6.25%, 03/15/26 (Call 06/01/21)(b)	4,131	4,218,081
6.88%, 08/15/25 (Call 06/01/21)(b)	4,418	4,511,882
6.88%, 03/01/29 (Call 03/01/24)	3,905	4,075,844
United States Steel Corp., 6.65%, 06/01/37(b)	1,144	1,170,301

		82,470,305

Leisure Time — 1.9%
Carnival Corp.
5.75%, 03/01/27 (Call 12/01/26)(a)(b)	16,850	17,766,303
7.63%, 03/01/26 (Call 03/01/24)(a)(b)	6,948	7,608,060
9.88%, 08/01/27 (Call 02/01/24)(a)(b)	4,289	5,039,575
10.50%, 02/01/26 (Call 08/01/23)(a)(b)	3,831	4,515,408
11.50%, 04/01/23 (Call 01/01/23)(a)	19,202	22,066,938
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 06/01/21)(a)	1,869	1,803,585
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(a)	4,513	4,659,673
8.00%, 04/15/26 (Call 02/01/23)(a)	2,490	2,615,347
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/21)(a)(b)	2,849	2,734,755
5.88%, 03/15/26 (Call 12/15/25)(a)(b)	6,970	7,283,650
10.25%, 02/01/26 (Call 08/01/23)(a)	3,599	4,234,044
12.25%, 05/15/24 (Call 02/15/24)(a)	3,234	3,944,801
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)	2,555	2,691,233
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)(b)	2,511	2,384,872
5.25%, 11/15/22	2,885	2,963,962
5.50%, 04/01/28 (Call 10/01/27)(a)	7,200	7,550,640
7.50%, 10/15/27(b)	1,385	1,634,743
9.13%, 06/15/23 (Call 03/15/23)(a)(b)	5,026	5,548,503
10.88%, 06/01/23 (Call 03/01/23)(a)	4,715	5,412,820
11.50%, 06/01/25 (Call 06/01/22)(a)	11,043	12,792,653
Silversea Cruise Finance Ltd., 7.25%, 02/01/25 (Call 05/11/21)(a)	2,240	2,318,176
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)(a)	4,024	3,943,399
6.25%, 05/15/25 (Call 05/31/21)(a)	1,144	1,138,280
7.00%, 02/15/29 (Call 02/15/24)(a)	1,835	1,901,519
13.00%, 05/15/25 (Call 05/15/22)(a)	3,028	3,543,366
Viking Ocrean Cruises shi, 5.63%, 02/15/29 (Call 02/15/24)(a)	1,685	1,712,381
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)	2,630	2,628,369
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)(b)	3,516	3,586,320

		146,023,375

Lodging — 1.7%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 06/01/21)(a)(b)	1,570	1,566,075
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)	5,335	5,468,855
6.00%, 08/15/26 (Call 08/15/21)(b)	3,385	3,511,937

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
6.38%, 04/01/26 (Call 05/17/21)	$3,725	$3,846,062
8.63%, 06/01/25 (Call 06/01/22)(a)	2,749	3,043,693
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 06/01/21)(a)	2,392	2,490,670
10.75%, 09/01/24 (Call 06/01/21)(a)	2,732	2,891,685
Full House Resorts Inc., 8.25%, 02/15/28 (Call 02/15/24)	1,559	1,675,925
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	7,340	7,218,303
3.75%, 05/01/29 (Call 05/01/24)(a)	3,739	3,748,347
4.00%, 05/01/31 (Call 05/01/26)(a)	5,330	5,383,300
4.88%, 01/15/30 (Call 01/15/25)	5,101	5,439,043
5.38%, 05/01/25 (Call 05/01/22)(a)(b)	2,407	2,534,932
5.75%, 05/01/28 (Call 05/01/23)(a)	2,304	2,476,800
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)	1,333	1,397,984
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/22)	2,791	2,899,151
Marriott Ownership Resorts Inc.
4.75%, 01/15/28 (Call 09/15/22)	1,915	1,942,055
6.13%, 09/15/25 (Call 05/15/22)(a)(b)	2,292	2,432,385
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)(b)	3,938	4,115,210
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	1,683	1,771,358
4.75%, 10/15/28 (Call 07/15/28)	3,526	3,719,507
5.50%, 04/15/27 (Call 01/15/27)	3,544	3,867,390
5.75%, 06/15/25 (Call 03/15/25)	3,265	3,595,581
6.00%, 03/15/23	6,141	6,570,870
6.75%, 05/01/25 (Call 05/01/22)(b)	3,600	3,861,000
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(a)	3,700	3,709,250
5.00%, 10/01/25 (Call 06/01/21)(a)(b)	1,385	1,404,044
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 06/01/21)(a)	1,707	1,668,080
Travel & Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)	1,084	1,119,230
6.00%, 04/01/27 (Call 01/01/27)	2,205	2,464,088
6.63%, 07/31/26 (Call 04/30/26)(a)(b)	3,473	3,980,926
Travel + Leisure Co.
4.63%, 03/01/30 (Call 12/01/29)(a)	1,583	1,646,320
5.65%, 04/01/24 (Call 02/01/24)	1,089	1,184,288
6.60%, 10/01/25 (Call 07/01/25)	1,868	2,113,371
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(a)(b)	2,700	2,909,250
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(a)	2,863	2,955,189
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)(b)	2,442	2,506,103
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	4,189	4,424,631
5.50%, 03/01/25 (Call 12/01/24)(a)	9,052	9,663,010

		129,215,898

Machinery — 0.6%
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28 (Call 12/15/23)(a)	1,545	1,556,588
BWX Technologies Inc.
4.13%, 06/30/28 (Call 06/30/23)(a)(b)	1,888	1,921,040
4.13%, 04/15/29 (Call 04/15/24)(a)	1,675	1,721,062
5.38%, 07/15/26 (Call 07/15/21)(a)(b)	1,641	1,693,184

Security	Par (000)	Value

Machinery (continued)
Clark Equipment Co., 5.88%, 06/01/25 (Call 06/01/22)(a)	$292	$309,885
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 06/01/21)(a)(b)	2,158	2,142,268
Colfax Corp., 6.38%, 02/15/26 (Call 02/15/22)(a)(b)	1,437	1,523,220
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(a)(b)	2,645	2,719,430
Granite US Holdings Corp., 11.00%, 10/01/27 (Call 10/01/22)(a)(b)	1,540	1,728,650
Husky III Holding Ltd. (13.75% PIK), 13.00%, 02/15/25 (Call 06/01/21)(a)(b)(d)	2,366	2,578,940
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 04/01/22)(a)(b)	1,557	1,685,453
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 06/01/21)(a)(b)	1,872	1,950,484
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(a)(b)	1,875	1,937,319
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 06/01/21)(a)(b)	2,602	2,659,999
SPX FLOW Inc., 5.88%, 08/15/26 (Call 08/15/21)(a)	1,105	1,149,200
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(a)	1,905	2,047,875
Tennant Co., 5.63%, 05/01/25 (Call 05/03/21)	955	981,864
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(a)	2,180	2,267,200
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 06/01/21)(a)	3,444	3,577,455
Vertical Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(a)(b)	2,003	2,183,270
Vertical U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)	7,866	8,234,758
Welbilt Inc., 9.50%, 02/15/24 (Call 06/01/21)(b)	1,790	1,881,737

		48,450,881

Manufacturing — 0.8%
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(a)	1,876	1,913,520
5.63%, 07/01/27 (Call 07/01/22)(a)(b)	1,530	1,621,800
Bombardier Inc.
6.00%, 10/15/22 (Call 05/31/21)(a)(b)	5,346	5,347,337
6.13%, 01/15/23(a)	5,898	6,182,755
7.45%, 05/01/34(a)(b)	883	908,143
7.50%, 12/01/24 (Call 05/31/21)(a)	4,873	4,946,095
7.50%, 03/15/25 (Call 05/31/21)(a)(b)	7,296	7,282,320
7.88%, 04/15/27 (Call 04/15/22)(a)(b)	10,022	9,996,945
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/15/21)	1,312	1,387,440
FXI Holdings Inc.
7.88%, 11/01/24 (Call 06/01/21)(a)(b)	3,194	3,297,805
12.25%, 11/15/26 (Call 11/15/22)(a)(b)	3,904	4,518,880
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/22)(a)(b)	2,585	2,706,392
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)	1,750	1,734,688
5.00%, 09/15/26 (Call 07/15/26)	1,310	1,450,825
5.75%, 06/15/25 (Call 06/15/22)(b)	1,689	1,809,341
LSB Industries Inc., 9.63%, 05/01/23 (Call 06/01/21)(a)(b)	2,422	2,506,770
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)(b)	1,873	1,978,356

		59,589,412

Media — 7.5%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(a)(b)	5,831	5,750,824
7.50%, 05/15/26 (Call 05/17/21)(a)	12,305	12,784,280

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	$4,942	$4,880,225
4.75%, 08/01/25 (Call 08/01/21)(b)	4,225	4,351,750
5.00%, 04/01/24 (Call 06/01/21)	2,338	2,369,563
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26 (Call 02/01/23)(a)	1,760	1,786,400
Block Communications Inc., 4.88%, 03/01/28 (Call 03/01/23)(a)(b)	1,622	1,650,385
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(a)(b)	2,979	2,934,315
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 05/17/21)(a)(b)	1,807	1,826,208
4.25%, 02/01/31 (Call 07/01/25)(a)(b)	14,507	14,507,000
4.50%, 08/15/30 (Call 02/15/25)(a)(b)	13,283	13,513,991
4.50%, 05/01/32 (Call 05/01/26)(a)(b)	13,955	14,094,550
4.50%, 06/01/33 (Call 06/01/27)(a)	3,505	3,532,409
4.75%, 03/01/30 (Call 09/01/24)(a)(b)	14,755	15,400,531
5.00%, 02/01/28 (Call 08/01/22)(a)	12,373	12,929,785
5.13%, 05/01/27 (Call 05/01/22)(a)	15,758	16,491,759
5.38%, 06/01/29 (Call 06/01/24)(a)(b)	7,037	7,638,452
5.50%, 05/01/26 (Call 06/01/21)(a)	6,556	6,765,792
5.75%, 02/15/26 (Call 06/01/21)(a)(b)	7,645	7,912,575
5.88%, 05/01/27 (Call 06/01/21)(a)	3,466	3,577,571
Cengage Learning Inc., 9.50%, 06/15/24 (Call 06/01/21)(a)(b)	3,547	3,617,940
Clear Channel Worldwide Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(a)	5,875	5,963,125
9.25%, 02/15/24 (Call 06/01/21)(b)	5,037	5,257,369
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)	4,680	4,383,990
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	5,058	5,032,710
4.50%, 11/15/31	2,065	2,065,000
4.63%, 12/01/30 (Call 12/01/25)(a)(b)	11,220	10,967,550
5.00%, 11/15/31 (Call 11/15/26)(a)	1,155	1,157,166
5.25%, 06/01/24	3,438	3,721,635
5.38%, 02/01/28 (Call 02/01/23)(a)	4,660	4,904,137
5.50%, 05/15/26 (Call 05/15/21)(a)	6,798	6,991,063
5.50%, 04/15/27 (Call 04/15/22)(a)	6,496	6,811,504
5.75%, 01/15/30 (Call 01/15/25)(a)(b)	11,060	11,758,162
5.88%, 09/15/22(b)	2,770	2,909,608
6.50%, 02/01/29 (Call 02/01/24)(a)	8,329	9,203,545
7.50%, 04/01/28 (Call 04/01/23)(a)	5,188	5,713,285
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 07/01/22)(a)(b)	2,460	2,521,500
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)(b)	14,788	10,795,240
6.63%, 08/15/27 (Call 08/15/22)(a)(b)	6,320	3,412,800
DISH DBS Corp.
5.00%, 03/15/23(b)	6,757	7,072,021
5.88%, 07/15/22(b)	8,424	8,819,928
5.88%, 11/15/24(b)	9,707	10,501,615
7.38%, 07/01/28 (Call 07/01/23)(b)	4,705	5,081,047
7.75%, 07/01/26(b)	9,891	11,399,377
Entercom Media Corp.
6.50%, 05/01/27(a)(b)	2,174	2,228,350
6.75%, 03/31/29	2,720	2,801,600
EW Scripps Co. (The), 5.13%, 05/15/25 (Call 05/15/21)(a)(b)	1,303	1,337,256
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)(b)	3,039	3,130,170
Gray Television Inc. 4.75%, 10/15/30 (Call 10/15/25)(a)(b)	3,855	3,855,000

Security	Par (000)	Value

Media (continued)
5.88%, 07/15/26 (Call 07/15/21)(a)(b)	$2,750	$2,853,125
7.00%, 05/15/27 (Call 05/15/22)(a)(b)	3,710	4,048,538
Houghton Mifflin Harcourt Publishers Inc., 9.00%, 02/15/25 (Call 02/15/22)(a)	1,605	1,717,350
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	2,614	2,692,420
5.25%, 08/15/27 (Call 08/15/22)(a)	3,554	3,678,390
6.38%, 05/01/26 (Call 05/01/22)(b)	3,761	4,006,706
8.38%, 05/01/27 (Call 05/01/22)(b)	7,184	7,708,432
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(a)	3,885	3,985,777
6.75%, 10/15/27 (Call 10/15/22)(a)	6,592	7,086,400
Liberty Interactive LLC
8.25%, 02/01/30	2,372	2,734,525
8.50%, 07/15/29	1,523	1,743,835
McGraw Hill LLC / McGraw-Hill Global Education Finance Inc., 8.00%, 11/30/24 (Call 06/01/21)(a)	805	815,063
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/24 (Call 06/01/21)(a)	1,782	1,763,645
Meredith Corp.
6.50%, 07/01/25 (Call 07/01/22)(a)(b)	595	635,163
6.88%, 02/01/26 (Call 06/01/21)(b)	6,548	6,719,885
Midcontinent Communications/Midcontinent Finance
Corp., 5.38%, 08/15/27 (Call 08/15/22)(a)	1,348	1,407,851
News Corp., 3.88%, 05/15/29 (Call 05/15/24)(a)	3,285	3,349,747
Nexstar Broadcasting Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)	4,940	5,032,625
5.63%, 07/15/27 (Call 07/15/22)(a)	8,524	9,003,475
Quebecor Media Inc., 5.75%, 01/15/23	3,732	3,988,575
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(a)	4,300	4,375,250
6.50%, 09/15/28 (Call 09/15/23)(a)(b)	5,180	5,392,691
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(a)	2,571	2,555,137
5.38%, 01/15/31 (Call 01/15/26)(a)(b)	2,400	2,433,000
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(a)	2,926	3,078,796
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)	3,595	3,505,125
5.13%, 02/15/27 (Call 08/15/21)(a)(b)	1,998	1,978,020
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	2,590	2,573,813
5.88%, 03/15/26 (Call 06/01/21)(a)(b)	1,444	1,485,515
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 06/01/21)(a)(b)	3,730	3,748,464
4.13%, 07/01/30 (Call 07/01/25)(a)	7,517	7,517,000
4.63%, 07/15/24 (Call 07/15/21)(a)(b)	7,138	7,325,372
5.00%, 08/01/27 (Call 08/01/22)(a)	7,351	7,697,947
5.38%, 07/15/26 (Call 07/15/21)(a)(b)	4,401	4,544,913
5.50%, 07/01/29 (Call 07/01/24)(a)	6,076	6,565,877
Spanish Broadcasting System Inc., 9.75%, 03/01/26 (Call 09/01/23)(a)	1,325	1,275,313
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)	5,165	5,274,756
4.75%, 03/15/26 (Call 03/15/23)(a)(b)	2,298	2,443,923
5.00%, 09/15/29 (Call 09/15/24)(b)	5,319	5,518,463
5.50%, 09/15/24 (Call 06/01/21)(a)(b)	270	275,589
Telenet Finance Luxembourg Note Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	4,800	5,083,200
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/23)(a)	3,058	3,187,965

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Univision Communications Inc.
5.13%, 02/15/25 (Call 05/11/21)(a)	$7,062	$7,176,757
6.63%, 06/01/27 (Call 06/01/23)(a)(b)	7,657	8,298,274
9.50%, 05/01/25 (Call 05/01/22)(a)	1,709	1,899,126
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	5,725	5,705,421
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(a)(b)	2,594	2,694,518
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(a)	3,910	4,046,850
ViacomCBS Inc.
5.88%, 02/28/57 (Call 02/28/22)(e)	1,500	1,535,625
6.25%, 02/28/57 (Call 02/28/27)(e)	3,316	3,717,866
Videotron Ltd.
5.00%, 07/15/22(b)	2,948	3,073,290
5.13%, 04/15/27 (Call 04/15/22)(a)	2,849	3,009,256
5.38%, 06/15/24 (Call 03/15/24)(a)	2,303	2,533,991
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)	4,530	4,516,772
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)(b)	4,300	4,319,451
5.50%, 08/15/26 (Call 08/15/21)(a)	3,219	3,340,067
5.50%, 05/15/29 (Call 05/15/24)(a)(b)	6,888	7,364,996
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(a)	2,380	2,409,179
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)(b)	2,420	2,478,564
6.00%, 01/15/27 (Call 01/15/22)(a)	3,059	3,196,655
Ziggo BV
4.88%, 01/15/30 (Call 10/15/24)(a)	4,650	4,778,898
5.50%, 01/15/27 (Call 01/15/22)(a)	7,529	7,830,762

		564,846,032

Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/22)(a)	1,491	1,560,525
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 06/01/21)(a)(b)	4,502	4,579,435
Hillman Group Inc. (The), 6.38%, 07/15/22 (Call 05/14/21)(a)	1,242	1,241,876
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 04/15/22)(b)	2,014	2,059,315

		9,441,151

Mining — 1.9%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 03/31/24)(a)(b)	2,200	2,246,750
5.50%, 12/15/27 (Call 06/15/23)(a)(b)	3,975	4,302,937
6.13%, 05/15/28 (Call 05/15/23)(a)	2,629	2,852,465
7.00%, 09/30/26 (Call 09/30/21)(a)	2,665	2,804,912
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/22)(a)	3,110	3,319,925
6.13%, 02/15/28 (Call 02/15/23)(a)	5,043	5,358,187
Century Aluminum Co., 7.50%, 04/01/28 (Call 04/01/24)	685	721,963
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(a)	1,900	1,842,449
Compass Minerals International Inc.
4.88%, 07/15/24 (Call 05/15/24)(a)(b)	1,225	1,261,750
6.75%, 12/01/27 (Call 12/01/22)(a)(b)	2,825	3,043,937
Constellium SE
3.75%, 04/15/29 (Call 04/15/24)(a)(b)	2,550	2,495,813
5.63%, 06/15/28 (Call 06/15/23)(a)	1,695	1,796,700
5.75%, 05/15/24 (Call 05/31/21)(a)	2,032	2,044,619
5.88%, 02/15/26 (Call 05/31/21)(a)(b)	2,659	2,738,770

Security	Par (000)	Value

Mining (continued)
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)(b)	$7,025	$7,297,219
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	3,177	3,450,699
5.13%, 03/15/23 (Call 12/15/22)(a)(b)	2,404	2,548,549
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	4,099	4,472,808
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	5,315	5,551,677
4.13%, 03/01/28 (Call 03/01/23)	3,324	3,504,393
4.25%, 03/01/30 (Call 03/01/25)	2,880	3,096,000
4.38%, 08/01/28 (Call 08/01/23)	2,361	2,517,416
4.55%, 11/14/24 (Call 08/14/24)	3,289	3,593,232
4.63%, 08/01/30 (Call 08/01/25)(b)	4,304	4,750,540
5.00%, 09/01/27 (Call 09/01/22)(b)	2,991	3,173,840
5.25%, 09/01/29 (Call 09/01/24)(b)	3,294	3,648,105
5.40%, 11/14/34 (Call 05/14/34)	3,200	3,848,000
5.45%, 03/15/43 (Call 09/15/42)(b)	9,166	11,191,228
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)(b)	2,570	2,810,937
Hudbay Minerals Inc.
4.50%, 04/01/26 (Call 04/01/23)	2,905	2,948,575
6.13%, 04/01/29 (Call 04/01/24)(a)(b)	3,061	3,254,804
IAMGOLD Corp., 5.75%, 10/15/28 (Call 10/15/23)(a)(b)	2,465	2,563,600
Joseph T Ryerson & Son Inc., 8.50%, 08/01/28 (Call 08/01/23)(a)(b)	2,589	2,860,716
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 06/01/21)(a)(b)	1,014	1,069,770
Kaiser Aluminum Corp.
4.63%, 03/01/28 (Call 03/01/23)(a)(b)	2,887	2,966,392
6.50%, 05/01/25 (Call 05/01/22)(a)(b)	1,845	1,955,700
Mountain Province Diamonds Inc., 8.00%, 12/15/22 (Call 05/11/21)(a)(b)	1,302	1,192,958
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(a)(b)	2,219	2,407,615
Novelis Corp.
4.75%, 01/30/30 (Call 01/30/25)(a)	8,032	8,353,280
5.88%, 09/30/26 (Call 09/30/21)(a)	7,225	7,537,048
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(a)(b)	2,185	2,308,170
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(a)(b)	2,125	2,210,000

		143,914,448

Office & Business Equipment — 0.4%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 02/15/23)	3,177	3,149,201
4.13%, 05/01/25 (Call 05/01/22)	2,850	2,974,061
4.25%, 04/01/28 (Call 10/01/22)(b)	2,634	2,745,945
5.50%, 12/01/24 (Call 06/01/24)	2,873	3,171,074
Pitney Bowes Inc.
6.88%, 03/15/27 (Call 03/15/24)(a)	2,250	2,295,000
7.25%, 03/15/29 (Call 03/15/24)(a)	1,600	1,640,000
Xerox Corp.
3.80%, 05/15/24(b)	1,568	1,630,720
4.38%, 03/15/23 (Call 02/15/23)	4,765	4,993,720
4.80%, 03/01/35(b)	1,022	1,011,780
6.75%, 12/15/39	1,738	1,921,715
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)	3,851	4,043,550
5.50%, 08/15/28 (Call 07/15/28)(a)(b)	3,691	3,857,095

		33,433,861

Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(a)(b)	1,298	1,349,920

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas — 7.7%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 02/15/23)(a)	$3,855	$4,098,135
Antero Resources Corp.
5.00%, 03/01/25 (Call 06/01/21)(b)	3,063	3,108,945
5.63%, 06/01/23 (Call 06/01/21)	3,067	3,078,501
7.63%, 02/01/29 (Call 02/01/24)(a)	3,495	3,790,153
8.38%, 07/15/26 (Call 01/15/24)(a)	2,400	2,694,912
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(b)	3,190	3,201,356
4.25%, 01/15/44 (Call 07/15/43)	2,455	2,283,150
4.38%, 10/15/28 (Call 07/15/28)	5,117	5,219,186
4.63%, 11/15/25 (Call 08/15/25)	2,740	2,894,125
4.75%, 04/15/43 (Call 10/15/42)	5,616	5,576,688
4.88%, 11/15/27 (Call 05/15/27)	3,550	3,747,025
5.10%, 09/01/40 (Call 03/01/40)	6,650	6,817,081
5.25%, 02/01/42 (Call 08/01/41)	1,705	1,765,187
5.35%, 07/01/49 (Call 01/01/49)	1,672	1,672,000
6.00%, 01/15/37	2,155	2,427,069
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28 (Call 02/01/24)(a)	1,330	1,427,775
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/26 (Call 11/01/21)(a)	2,663	2,696,288
9.00%, 11/01/27 (Call 11/01/26)(a)	1,339	1,737,353
Baytex Energy Corp.
5.63%, 06/01/24 (Call 06/01/21)(a)(b)	1,826	1,707,310
8.75%, 04/01/27 (Call 04/01/23)(a)	2,500	2,312,500
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 06/01/21)(a)	1,999	2,001,079
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/23)(a)	925	947,496
Callon Petroleum Co.
6.13%, 10/01/24 (Call 06/01/21)	2,500	2,312,500
6.25%, 04/15/23 (Call 06/01/21)	2,500	2,375,000
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.75%, 04/15/23 (Call 06/01/21)	1,652	1,647,870
11.00%, 04/15/25 (Call 10/15/21)(a)	2,854	3,109,576
Centennial Resource Production LLC
5.38%, 01/15/26 (Call 06/01/21)(a)(b)	1,245	1,165,631
6.88%, 04/01/27 (Call 04/01/22)(a)(b)	1,652	1,556,977
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/23)(a)	1,920	2,025,600
5.88%, 02/01/29 (Call 02/05/24)(a)	1,825	1,966,438
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/21)(a)(b)	6,728	6,929,840
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(a)(b)	3,315	3,398,206
7.00%, 06/15/25 (Call 06/15/22)(a)(b)	5,305	5,470,781
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	2,695	2,876,373
7.25%, 03/14/27 (Call 03/14/22)(a)(b)	3,724	4,022,739
Colgate Energy Partners III LLC, 7.75%, 02/15/26 (Call 02/15/24)(a)	1,460	1,474,600
Comstock Resources Inc.
6.75%, 03/01/29 (Call 03/01/24)(a)	6,040	6,169,860
7.50%, 05/15/25 (Call 06/01/21)(a)	1,116	1,152,633
9.75%, 08/15/26 (Call 08/15/21)	5,962	6,482,823
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	4,983	5,219,692
4.38%, 01/15/28 (Call 10/15/27)(b)	4,947	5,379,862
4.50%, 04/15/23 (Call 01/15/23)(b)	3,746	3,931,502

Security	Par (000)	Value

Oil & Gas (continued)
4.90%, 06/01/44 (Call 12/01/43)	$3,175	$3,330,654
5.75%, 01/15/31 (Call 07/15/30)(a)(b)	7,501	8,701,160
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(a)	755	772,931
5.63%, 10/15/25 (Call 06/01/21)(a)(b)	6,707	6,941,745
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/22)(a)(b)	3,312	3,328,560
5.75%, 02/15/28 (Call 02/15/23)(a)(b)	1,870	1,892,664
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp., 7.75%, 12/15/25 (Call 12/15/22)(a)	3,431	3,884,235
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28 (Call 05/01/24)(a)(b)	3,450	3,380,034
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 06/01/21)(a)	2,848	2,949,446
5.75%, 01/30/28 (Call 01/30/23)(a)	4,534	4,840,045
6.63%, 07/15/25 (Call 07/15/22)(a)	3,768	4,012,920
Energy Ventures Gom LLC/EnVen Finance Corp., 11.75%, 04/15/26 (Call 04/15/23)(a)	1,210	1,240,504
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 05/31/21)(a)(b)	2,289	1,842,645
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)(b)	2,360	2,402,775
3.90%, 10/01/27 (Call 07/01/27)(b)	6,163	6,425,482
5.00%, 01/15/29 (Call 07/15/28)(b)	1,402	1,531,292
7.63%, 02/01/25 (Call 01/01/25)(b)	5,325	6,129,155
8.50%, 02/01/30 (Call 11/01/29)	3,620	4,629,075
Global Marine Inc., 7.00%, 06/01/28	972	546,750
Gran Tierra Energy Inc., 7.75%, 05/23/27 (Call 05/23/23)(a)	1,054	890,630
Gran Tierra Energy International Holdings Ltd., 6.25%, 02/15/25 (Call 02/15/22)(a)	1,024	870,410
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (Call 06/01/21)(a)	1,000	1,011,830
5.75%, 02/01/29 (Call 02/01/24)(a)	3,048	3,101,340
6.00%, 02/01/31 (Call 02/01/26)(a)	2,920	3,007,600
6.25%, 11/01/28 (Call 11/01/23)(a)	2,599	2,697,684
Independence Energy Finance LLC, 7.25%, 05/01/26(a)	1,650	1,654,125
Indigo Natural Resources LLC, 5.38%, 02/01/29 (Call 02/01/24)(a)	3,430	3,404,275
Ithaca Energy North Sea PLC, 9.38%, 07/15/24 (Call 07/15/21)(a)(b)	2,600	2,600,780
Laredo Petroleum Inc.
9.50%, 01/15/25 (Call 01/15/22)	2,859	2,944,770
10.13%, 01/15/28 (Call 01/15/23)(b)	1,819	1,873,443
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/21)(a)	2,120	2,181,586
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)(b)	5,376	5,362,560
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(a)(b)	2,842	2,913,050
6.50%, 01/15/25 (Call 05/31/21)(a)	2,557	2,641,701
7.13%, 02/01/27 (Call 02/01/23)(a)(b)	6,179	6,597,813
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 06/01/21)(a)	3,312	2,939,400
10.50%, 05/15/27 (Call 05/15/22)(a)	2,600	2,444,000
Murphy Oil Corp.
5.75%, 08/15/25 (Call 06/01/21)(b)	3,120	3,191,119
5.88%, 12/01/27 (Call 12/01/22)	3,174	3,189,870
6.38%, 07/15/28 (Call 07/15/24)	2,645	2,684,675
6.38%, 12/01/42 (Call 06/01/42)	1,601	1,500,938
6.88%, 08/15/24 (Call 06/01/21)(b)	2,838	2,901,855

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
7.05%, 05/01/29(b)	$790	$842,432
Nabors Industries Inc., 5.75%, 02/01/25 (Call 11/01/24)	1,691	1,399,303
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/22)(a)	2,233	1,965,040
7.50%, 01/15/28 (Call 01/15/23)(a)	1,995	1,738,144
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 06/01/21)(a)	4,565	4,628,910
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)	2,865	2,944,418
Occidental Petroleum Corp.
2.70%, 08/15/22	2,850	2,867,812
2.70%, 02/15/23 (Call 11/15/22)	4,260	4,270,650
2.90%, 08/15/24 (Call 07/15/24)(b)	14,201	14,165,497
3.00%, 02/15/27 (Call 11/15/26)	3,932	3,752,583
3.20%, 08/15/26 (Call 06/15/26)(b)	5,000	4,862,500
3.40%, 04/15/26 (Call 01/15/26)	5,895	5,829,801
3.50%, 06/15/25 (Call 03/15/25)(b)	3,927	3,946,635
3.50%, 08/15/29 (Call 05/15/29)(b)	7,494	7,156,770
4.10%, 02/15/47 (Call 08/15/46)	3,415	2,842,987
4.20%, 03/15/48 (Call 09/15/47)	4,682	3,945,568
4.30%, 08/15/39 (Call 02/15/39)	3,841	3,388,607
4.40%, 04/15/46 (Call 10/15/45)(b)	5,892	5,184,960
4.40%, 08/15/49 (Call 02/15/49)	3,374	2,918,510
4.50%, 07/15/44 (Call 01/15/44)	2,829	2,524,883
4.63%, 06/15/45 (Call 12/15/44)	3,399	3,076,095
5.50%, 12/01/25 (Call 09/01/25)	3,970	4,267,750
5.55%, 03/15/26 (Call 12/15/25)(b)	5,370	5,766,037
5.88%, 09/01/25 (Call 06/01/25)(b)	5,135	5,609,987
6.13%, 01/01/31 (Call 07/01/30)(b)	5,415	6,024,187
6.20%, 03/15/40	3,706	3,937,625
6.38%, 09/01/28 (Call 03/01/28)(b)	3,375	3,780,000
6.45%, 09/15/36(b)	8,383	9,525,184
6.60%, 03/15/46 (Call 09/15/45)	5,752	6,341,580
6.63%, 09/01/30 (Call 03/01/30)(b)	7,588	8,650,320
6.95%, 07/01/24	3,253	3,598,631
7.50%, 05/01/31	4,675	5,563,250
7.88%, 09/15/31	3,047	3,702,105
7.95%, 06/15/39	1,548	1,884,690
8.00%, 07/15/25 (Call 04/15/25)(b)	2,730	3,187,275
8.50%, 07/15/27 (Call 01/15/27)(b)	2,778	3,378,742
8.88%, 07/15/30 (Call 01/15/30)	4,775	6,135,875
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)	3,679	4,121,812
5.63%, 07/01/24	4,537	5,060,686
Ovintiv Inc.
6.50%, 08/15/34(b)	3,770	4,809,172
6.50%, 02/01/38	2,275	2,877,784
6.63%, 08/15/37	2,145	2,707,708
7.20%, 11/01/31	1,964	2,557,756
7.38%, 11/01/31	2,075	2,741,296
8.13%, 09/15/30	1,215	1,634,463
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25 (Call 06/01/21)(a)	1,390	1,403,900
Parkland Corp./Canada
4.50%, 10/01/29 (Call 10/01/24)(a)	1,880	1,918,822
5.88%, 07/15/27 (Call 07/15/22)(a)	2,689	2,863,247
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)	4,239	3,198,686
7.25%, 06/15/25 (Call 06/01/21)(b)	3,546	3,022,965
9.25%, 05/15/25 (Call 05/15/22)(a)	6,413	6,717,617

Security	Par (000)	Value

Oil & Gas (continued)
PDC Energy Inc.
5.75%, 05/15/26 (Call 06/01/21)(b)	$3,890	$4,044,355
6.13%, 09/15/24 (Call 06/01/21)	2,615	2,680,375
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/17/21)(b)	1,752	1,684,110
7.13%, 01/15/26 (Call 05/17/21)(a)(b)	1,085	1,074,150
7.75%, 12/15/23 (Call 05/17/21)(b)	1,715	1,725,719
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(b)	3,484	3,462,225
5.00%, 08/15/22 (Call 05/15/22)	2,500	2,556,250
5.00%, 03/15/23 (Call 12/15/22)(b)	2,646	2,705,535
8.25%, 01/15/29 (Call 01/15/24)(a)(b)	2,975	3,227,191
9.25%, 02/01/26 (Call 02/01/22)(b)	4,080	4,480,166
Seven Generations Energy Ltd., 6.75%, 05/01/23 (Call 05/01/21)(a)(b)	2,030	2,030,000
SM Energy Co.
5.00%, 01/15/24 (Call 06/01/21)(b)	305	291,693
5.63%, 06/01/25 (Call 06/01/21)	785	749,675
6.75%, 09/15/26 (Call 09/15/21)	45	43,538
10.00%, 01/15/25 (Call 06/17/22)(a)	5,693	6,475,787
Southwestern Energy Co.
6.45%, 01/23/25 (Call 10/23/24)	4,100	4,428,000
7.50%, 04/01/26 (Call 06/01/21)(b)	3,504	3,706,181
7.75%, 10/01/27 (Call 10/01/22)(b)	2,028	2,179,958
8.38%, 09/15/28 (Call 09/15/23)(b)	1,815	1,994,177
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)(a)	4,011	4,051,110
5.50%, 02/15/26 (Call 06/01/21)	3,500	3,610,425
5.88%, 03/15/28 (Call 03/15/23)	2,293	2,424,848
6.00%, 04/15/27 (Call 04/15/22)	2,807	2,951,701
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)(a)	3,315	3,323,287
Teine Energy Ltd., 6.88%, 04/15/29 (Call 04/15/24)	1,000	1,012,480
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	2,331	2,167,713
Transocean Inc.
6.80%, 03/15/38(b)	2,434	1,161,967
7.50%, 01/15/26 (Call 05/11/21)(a)	2,273	1,670,655
7.50%, 04/15/31	1,581	837,930
8.00%, 02/01/27 (Call 02/01/23)(a)	2,444	1,709,444
11.50%, 01/30/27 (Call 07/30/23)(a)	500	480,000
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)	1,966	1,917,045
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(a)	2,049	1,946,550
Transocean Sentry Ltd., 5.38%, 05/15/23
(Call 05/31/21)(a)	2,143	2,030,714
Vantage Drilling International, 9.25%, 11/15/23 (Call 06/01/21)(a)	1,704	1,405,800
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 05/31/21)(a)(b)	1,265	1,204,913
Vine Energy Holdings LLC, 6.75%, 04/15/29 (Call 04/15/24)	4,575	4,576,967
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/22)(a)	2,584	2,700,151
W&T Offshore Inc., 9.75%, 11/01/23 (Call 06/01/21)(a)	2,882	2,543,365
WPX Energy Inc.
4.50%, 01/15/30 (Call 01/15/25)	2,995	3,226,364
5.25%, 09/15/24 (Call 06/15/24)	2,499	2,768,830
5.25%, 10/15/27 (Call 10/15/22)	1,701	1,815,324
5.75%, 06/01/26 (Call 06/01/21)(b)	2,271	2,373,196

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.88%, 06/15/28 (Call 06/15/23)	$1,776	$1,959,532

		581,909,996

Oil & Gas Services — 0.7%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)(b)	4,050	4,233,894
6.88%, 04/01/27 (Call 04/01/22)(a)	2,602	2,767,878
Basic Energy Services Inc., 10.75%, 10/15/23 (Call 06/01/21)(a)	75	13,875
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)	2,031	2,058,926
CGG Holding U.S. Inc., 9.00%, 05/01/23 (Call 05/01/21)(a)	1,341	1,371,173
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)	2,310	2,316,468
ChampionX Corp., 6.38%, 05/01/26 (Call 06/01/21)	222	232,545
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 06/01/21)(a)(b)	1,587	1,610,805
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 06/01/21)	1,711	1,539,900
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 11/01/21)(a)	850	552,500
Nine Energy Service Inc., 8.75%, 11/01/23 (Call 06/01/21)(a)	1,332	552,780
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)	2,308	2,253,185
6.00%, 02/01/28 (Call 11/01/27)	1,570	1,534,204
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(a)	5,127	5,473,513
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 05/31/21)(a)(b)	1,411	1,400,167
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 05/31/21)(a)(b)	1,592	1,559,964
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 06/01/21)	3,673	3,851,838
6.88%, 09/01/27 (Call 09/01/22)	3,578	3,764,772
Weatherford International Ltd.
8.75%, 09/01/24 (Call 08/28/21)(a)(b)	3,005	3,147,737
11.00%, 12/01/24 (Call 12/01/21)(a)	9,823	9,700,212
Welltec A/S, 9.50%, 12/01/22 (Call 05/31/21)(a)(b)	1,856	1,837,440

		51,773,776

Packaging & Containers — 2.4%
ARD Finance SA (7.25% PIK), 6.50%, 06/30/27 (Call 11/15/22)(a)(d)	5,575	5,832,844
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(a)	3,050	3,008,062
4.00%, 09/01/29 (Call 05/15/24)(a)	5,000	4,975,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(a)	5,870	6,038,762
5.25%, 04/30/25 (Call 04/30/22)(a)	3,030	3,177,712
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	3,780	3,863,485
5.25%, 08/15/27 (Call 08/15/22)(a)	4,775	4,880,460
6.00%, 02/15/25 (Call 05/11/21)(a)	3,470	3,580,242
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	6,408	6,188,013
4.00%, 11/15/23(b)	4,666	4,975,122
4.88%, 03/15/26 (Call 12/15/25)(b)	3,591	4,021,920
5.25%, 07/01/25	4,725	5,345,156
Berry Global Inc.
4.50%, 02/15/26 (Call 06/01/21)(a)(b)	2,877	2,945,329
4.88%, 07/15/26 (Call 07/15/22)(a)	6,684	7,078,690
5.13%, 07/15/23 (Call 06/01/21)	1,000	1,005,000

Security	Par (000)	Value

Packaging & Containers (continued)
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	$2,746	$2,924,490
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 01/15/23)(a)	1,335	1,415,100
5.38%, 01/15/28 (Call 01/15/23)(a)	3,422	3,565,929
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23(b)	4,513	4,766,315
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	2,821	3,032,575
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 06/01/21)	3,795	3,939,210
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26(b)	1,184	1,438,560
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 06/01/21)(a)	3,511	3,568,054
7.88%, 07/15/26 (Call 07/15/21)(a)(b)	2,397	2,507,861
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(a)	2,529	2,712,353
Graphic Packaging International LLC
3.50%, 03/15/28(a)	2,431	2,417,848
3.50%, 03/01/29 (Call 09/01/28)(a)	1,575	1,560,038
4.13%, 08/15/24 (Call 05/15/24)(b)	767	819,731
4.75%, 07/15/27 (Call 04/15/27)(a)(b)	979	1,065,886
4.88%, 11/15/22 (Call 08/15/22)(b)	641	668,973
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(a)(b)	2,734	2,891,027
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28 (Call 09/15/22)(a)(b)	3,135	3,234,254
Intertape Polymer Group Inc., 7.00%, 10/15/26 (Call 10/15/21)(a)	694	727,833
LABL Escrow Issuer LLC
6.75%, 07/15/26 (Call 07/15/22)(a)	3,404	3,667,810
10.50%, 07/15/27 (Call 07/15/22)(a)(b)	4,201	4,626,477
Matthews International Corp., 5.25%, 12/01/25 (Call 06/01/21)(a)(b)	1,429	1,482,588
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 06/01/21)(a)(b)	5,976	5,998,410
7.25%, 04/15/25 (Call 06/01/21)(a)(b)	7,114	6,918,365
OI European Group BV, 4.00%, 03/15/23 (Call 12/15/22)(a)(b)	1,059	1,088,123
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(a)(b)	1,185	1,260,544
5.88%, 08/15/23(a)(b)	3,961	4,287,782
6.38%, 08/15/25(a)(b)	1,458	1,616,558
6.63%, 05/13/27 (Call 05/15/23)(a)	3,905	4,217,400
Pactiv LLC, 7.95%, 12/15/25(b)	1,328	1,477,400
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 06/01/21)(a)	2,551	2,621,153
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 4.00%, 10/15/27 (Call 10/15/23)(a)(b)	4,880	4,825,100
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	2,375	2,487,813
4.88%, 12/01/22 (Call 09/01/22)(a)	1,280	1,340,800
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	2,085	2,270,044
5.25%, 04/01/23 (Call 01/01/23)(a)(b)	1,403	1,485,426
5.50%, 09/15/25 (Call 06/15/25)(a)	2,214	2,446,470
6.88%, 07/15/33(a)	1,933	2,411,418
Silgan Holdings Inc.
4.13%, 02/01/28 (Call 10/01/22)(b)	2,487	2,573,423
4.75%, 03/15/25 (Call 06/01/21)(b)	913	927,088
Trident TPI Holdings Inc.
6.63%, 11/01/25 (Call 05/11/21)(a)(b)	751	764,526

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
9.25%, 08/01/24 (Call 08/01/21)(a)(b)	$1,382	$1,468,651
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(a)	2,025	2,019,917
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/22)(a)	5,274	5,517,922
8.50%, 08/15/27 (Call 08/15/22)(a)(b)	3,648	3,903,360

		183,876,402

Pharmaceuticals — 2.3%
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)(b)	2,645	2,630,214
6.13%, 08/01/28 (Call 08/01/23)(a)	1,722	1,808,100
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)	8,427	9,385,571
9.25%, 04/01/26 (Call 04/01/22)(a)	7,153	7,923,378
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/23)(a)	6,208	6,301,120
5.00%, 02/15/29 (Call 02/15/24)(a)	4,776	4,783,355
5.25%, 01/30/30 (Call 01/30/25)(a)	6,068	6,098,340
5.25%, 02/15/31 (Call 02/15/26)(a)(b)	4,569	4,575,214
5.50%, 11/01/25 (Call 05/31/21)(a)	8,342	8,602,687
5.75%, 08/15/27 (Call 08/15/22)(a)	2,256	2,419,560
6.13%, 04/15/25 (Call 05/31/21)(a)	13,544	13,828,830
6.25%, 02/15/29 (Call 02/15/24)(a)	7,577	8,012,677
7.00%, 03/15/24 (Call 05/31/21)(a)(b)	6,322	6,480,050
7.00%, 01/15/28 (Call 01/15/23)(a)(b)	3,582	3,895,425
7.25%, 05/30/29 (Call 05/30/24)(a)	3,629	4,021,259
9.00%, 12/15/25 (Call 12/15/21)(a)	7,304	7,926,301
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Call 01/15/24)(a)(b)	2,425	2,522,000
Elanco Animal Health Inc.
5.27%, 08/28/23 (Call 07/28/23)	3,803	4,078,718
5.90%, 08/28/28 (Call 05/28/28)(b)	3,498	3,977,576
Endo Dac/Endo Finance LLC/Endo Finco Inc.
5.88%, 10/15/24 (Call 05/31/21)(a)(b)	1,100	1,105,500
6.00%, 06/30/28 (Call 06/30/23)(a)	6,106	4,640,560
9.50%, 07/31/27 (Call 07/31/23)(a)(b)	4,648	4,926,880
Endo Luxembourg Finance Co. I Sarl/Endo U.S. Inc., 6.13%, 04/01/29 (Call 04/01/24)(a)	6,235	6,172,650
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)(b)	3,621	3,937,838
HLF Financing Sarl LLC/Herbalife International Inc., 7.25%, 08/15/26 (Call 08/15/21)(a)	1,860	1,943,700
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/22)(a)	2,715	2,905,050
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	3,110	3,179,975
Lannett Co. Inc., 7.75%, 04/15/26 (Call 04/15/23)(a)	1,150	1,163,605
Organon Finance 1 LLC
4.13%, 04/30/28 (Call 04/30/24)(a)	8,595	8,805,492
5.13%, 04/30/31 (Call 04/30/26)(a)	5,934	6,157,118
Owens & Minor Inc., 4.50%, 03/31/29 (Call 03/31/24)(a)	2,450	2,474,034
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/22)(a)(b)	2,465	2,619,063
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)(b)	9,633	10,138,732
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)	2,960	2,841,393
5.13%, 01/15/28 (Call 01/15/23)(a)(b)	2,452	2,568,470
Vizient Inc., 6.25%, 05/15/27 (Call 05/15/22)(a)(b)	1,043	1,104,787

		175,955,222

Security	Par (000)	Value

Pipelines — 4.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 05/17/21)	$2,713	$2,757,086
5.75%, 03/01/27 (Call 03/01/22)(a)	3,576	3,616,230
5.75%, 01/15/28 (Call 01/15/23)(a)	3,188	3,248,604
7.88%, 05/15/26 (Call 05/15/23)(a)(b)	2,530	2,757,700
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 07/15/26 (Call 07/15/21)(a)	1,369	1,413,493
7.63%, 12/15/25 (Call 12/15/22)(a)	3,710	4,010,510
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	3,218	3,218,000
4.13%, 03/01/25 (Call 02/01/25)(a)	2,668	2,734,700
4.13%, 12/01/27 (Call 09/01/27)	1,594	1,574,075
4.15%, 07/01/23 (Call 04/01/23)	1,781	1,843,335
4.35%, 10/15/24 (Call 07/15/24)	1,470	1,534,313
4.50%, 03/01/28 (Call 12/01/27)(a)	2,420	2,423,025
5.60%, 10/15/44 (Call 04/15/44)	1,248	1,198,080
5.85%, 11/15/43 (Call 05/15/43)	1,700	1,673,446
6.38%, 01/22/78 (Call 01/22/23)(e)	2,262	1,854,840
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)(a)	9,869	10,289,913
Cheniere Energy Partners LP
4.00%, 03/01/31 (Call 03/01/26)(a)	7,280	7,407,400
4.50%, 10/01/29 (Call 10/01/24)	7,392	7,715,400
5.63%, 10/01/26 (Call 10/01/21)	5,789	6,035,032
CNX Midstream Partners LP/CNX Midstream Finance Corp., 6.50%, 03/15/26 (Call 06/01/21)(a)	1,981	2,047,859
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(a)(b)	2,926	2,977,205
5.75%, 04/01/25 (Call 06/01/21)	2,667	2,737,009
6.00%, 02/01/29 (Call 02/01/24)(a)	3,469	3,586,079
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)(b)	2,059	2,151,655
5.13%, 05/15/29 (Call 02/15/29)	2,978	3,179,015
5.38%, 07/15/25 (Call 04/15/25)(b)	4,572	5,017,770
5.60%, 04/01/44 (Call 10/01/43)	2,167	2,222,703
5.63%, 07/15/27 (Call 04/15/27)(b)	3,450	3,767,952
5.85%, 05/21/43 (Call 05/21/23)(a)(b)(e)	3,140	2,841,700
6.45%, 11/03/36(a)	1,153	1,300,607
6.75%, 09/15/37(a)	1,377	1,590,435
8.13%, 08/16/30	1,258	1,635,400
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)	2,283	2,283,000
5.63%, 01/15/28 (Call 07/15/27)(a)(b)	2,722	2,813,867
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	3,912	3,945,761
4.40%, 04/01/24 (Call 01/01/24)	2,308	2,366,485
4.85%, 07/15/26 (Call 04/15/26)	3,010	3,040,100
5.05%, 04/01/45 (Call 10/01/44)	2,045	1,682,013
5.45%, 06/01/47 (Call 12/01/46)	2,135	1,798,738
5.60%, 04/01/44 (Call 10/01/43)	1,741	1,501,613
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	2,040	2,085,900
4.13%, 12/01/26 (Call 09/01/26)	2,414	2,438,140
4.50%, 01/15/29 (Call 07/15/28)(a)	3,935	3,905,487
4.75%, 07/15/23 (Call 06/15/23)	4,795	5,022,043
4.75%, 01/15/31 (Call 07/15/30)(a)	5,375	5,320,659
5.50%, 07/15/28 (Call 04/15/28)	4,120	4,376,264
6.00%, 07/01/25 (Call 04/01/25)(a)(b)	3,382	3,694,835
6.50%, 07/01/27 (Call 01/01/27)(a)(b)	4,584	5,061,809

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.50%, 07/15/48 (Call 01/15/48)	$2,500	$2,536,625
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 06/01/21)(b)	1,558	1,558,000
6.25%, 05/15/26 (Call 06/01/21)	1,823	1,785,173
6.50%, 10/01/25 (Call 06/01/21)(b)	2,550	2,562,750
7.75%, 02/01/28 (Call 02/01/23)(b)	3,628	3,664,280
8.00%, 01/15/27 (Call 10/15/24)	3,974	4,094,094
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29 (Call 01/15/24)	1,714	1,853,263
7.00%, 08/01/27 (Call 08/01/22)	1,710	1,828,076
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(a)	3,951	4,257,202
Hess Midstream Operations LP
5.13%, 06/15/28 (Call 06/15/23)(a)(b)	2,862	2,962,170
5.63%, 02/15/26 (Call 06/01/21)(a)	4,173	4,329,487
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28 (Call 02/01/23)(a)	2,803	2,894,097
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/28/25(a)(b)	1,150	1,184,500
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(a)	7,475	7,626,967
6.75%, 09/15/25 (Call 09/15/22)(a)	5,915	6,120,191
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(a)	10,017	10,492,807
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 06/01/21)(b)	1,663	1,480,186
7.50%, 11/01/23 (Call 06/01/21)	2,546	2,482,350
7.50%, 04/15/26 (Call 04/15/22)(b)	2,175	1,941,840
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/22)(a)(b)	3,028	3,122,625
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)(b)	2,707	2,849,117
5.75%, 10/01/25 (Call 07/01/25)	2,808	3,022,110
6.00%, 06/01/26 (Call 03/01/26)	2,609	2,827,504
6.38%, 10/01/30 (Call 04/01/30)(b)	2,884	3,176,005
Oasis Midstream Partners LP/OMP Finance Corp., 8.00%, 04/01/29 (Call 04/01/24)(a)	1,925	1,970,161
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 06/01/21)(b)	3,145	3,141,069
Rattler Midstream LP, 5.63%, 07/15/25 (Call 07/15/22)(a)(b)	3,034	3,197,077
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	2,512	2,496,250
4.80%, 05/15/30 (Call 02/15/30)(a)	1,796	1,762,325
4.95%, 07/15/29 (Call 04/15/29)(a)	2,869	2,922,794
6.88%, 04/15/40(a)	2,232	2,396,610
7.50%, 07/15/38(a)	1,108	1,229,880
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(a)	2,650	2,650,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 06/01/21)(a)	2,049	2,087,419
5.50%, 01/15/28 (Call 01/15/23)(a)	3,831	3,783,112
6.00%, 03/01/27 (Call 03/01/23)(a)(b)	1,946	1,974,606
6.00%, 12/31/30 (Call 12/31/25)(a)	3,560	3,568,900
7.50%, 10/01/25 (Call 10/01/22)(a)(b)	2,993	3,269,852
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)(a)	4,965	4,878,112
4.25%, 11/15/23 (Call 05/17/21)	2,447	2,448,713
4.88%, 02/01/31 (Call 02/01/26)(a)(b)	4,720	4,925,131

Security	Par (000)	Value

Pipelines (continued)
5.00%, 01/15/28 (Call 01/15/23)	$3,272	$3,444,762
5.38%, 02/01/27 (Call 02/01/22)	2,146	2,227,913
5.50%, 03/01/30 (Call 03/01/25)(b)	4,780	5,170,000
5.88%, 04/15/26 (Call 06/01/21)(b)	4,941	5,175,697
6.50%, 07/15/27 (Call 07/15/22)	3,382	3,677,925
6.88%, 01/15/29 (Call 01/15/24)	3,607	4,048,857
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26 (Call 05/17/21)	1,773	1,781,865
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	2,598	2,710,039
4.00%, 07/01/22 (Call 04/01/22)	1,911	1,956,386
4.35%, 02/01/25 (Call 01/01/25)	4,981	5,265,714
4.50%, 03/01/28 (Call 12/01/27)	1,858	1,974,125
4.65%, 07/01/26 (Call 04/01/26)	2,660	2,847,862
4.75%, 08/15/28 (Call 05/15/28)(b)	1,801	1,935,319
5.30%, 02/01/30 (Call 11/01/29)	5,941	6,483,116
5.30%, 03/01/48 (Call 09/01/47)	3,267	3,348,708
5.45%, 04/01/44 (Call 10/01/43)	2,783	2,926,380
5.50%, 08/15/48 (Call 02/15/48)	1,625	1,657,500
6.50%, 02/01/50 (Call 08/01/49)	4,745	5,368,920

		345,051,803

Real Estate — 0.6%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(a)(b)	3,597	3,848,790
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 06/01/21)(a)	2,978	3,149,235
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 06/01/21)(a)(b)	2,398	2,469,940
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	3,275	3,242,250
4.38%, 02/01/31 (Call 02/01/26)(a)	3,134	3,102,660
5.38%, 08/01/28 (Call 08/01/23)(a)	3,795	4,015,110
Hunt Cos. Inc., 5.25%, 04/15/29 (Call 04/15/24)	3,100	2,964,840
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)(b)	2,880	2,977,200
5.00%, 03/01/31 (Call 03/01/26)(b)	3,174	3,284,741
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)(b)	3,282	3,577,716
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)	2,180	2,267,200
5.75%, 01/15/29 (Call 01/15/24)(a)(b)	4,404	4,569,150
7.63%, 06/15/25 (Call 06/15/22)(a)(b)	2,818	3,078,665
9.38%, 04/01/27 (Call 04/01/22)(a)	2,998	3,350,265
WeWork Companies Inc., 7.88%, 05/01/25(a)	1,592	1,528,320

		47,426,082

Real Estate Investment Trusts — 3.5%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)(b)	4,720	4,922,016
CTR Partnership LP/CareTrust Capital Corp., 5.25%, 06/01/25 (Call 06/01/21)	1,298	1,336,421
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)	2,435	2,354,876
4.75%, 05/01/24 (Call 11/01/23)(b)	1,260	1,300,950
4.75%, 02/15/28 (Call 08/15/27)(b)	2,531	2,531,000
9.75%, 06/15/25 (Call 06/15/22)	5,335	5,975,200
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	2,554	2,483,738
4.50%, 04/01/25 (Call 01/01/25)(b)	1,289	1,356,524
4.50%, 06/01/27 (Call 03/01/27)	2,350	2,420,936

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.75%, 12/15/26 (Call 09/15/26)	$2,425	$2,548,361
4.95%, 04/15/28 (Call 01/15/28)(b)	2,157	2,254,653
5.25%, 07/15/23 (Call 04/15/23)(b)	308	321,143
ESH Hospitality Inc.
4.63%, 10/01/27 (Call 10/01/22)(a)(b)	3,708	3,930,480
5.25%, 05/01/25 (Call 06/01/21)(a)	6,186	6,311,576
Felcor Lodging LP, 6.00%, 06/01/25 (Call 05/17/21)(b)	2,336	2,388,560
GEO Group Inc. (The)
5.13%, 04/01/23 (Call 06/01/21)(b)	1,215	1,111,725
5.88%, 10/15/24 (Call 06/01/21)(b)	847	680,183
6.00%, 04/15/26 (Call 06/01/21)(b)	1,166	804,785
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(a)	2,866	2,837,442
HAT Holdings I LLC/HAT Holdings II LLC
3.75%, 09/15/30(a)	1,725	1,656,000
5.25%, 07/15/24 (Call 07/15/21)(a)	2,526	2,611,076
6.00%, 04/15/25 (Call 04/15/22)(a)	2,422	2,564,293
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	5,285	5,270,625
4.88%, 09/15/27 (Call 09/15/22)(a)(b)	4,437	4,614,480
4.88%, 09/15/29 (Call 09/15/24)(a)	4,876	4,966,304
5.00%, 07/15/28 (Call 07/15/23)(a)	2,425	2,509,875
5.25%, 03/15/28 (Call 12/27/22)(a)	3,576	3,751,224
5.25%, 07/15/30 (Call 07/15/25)(a)	6,605	6,860,944
5.63%, 07/15/32 (Call 07/15/26)(a)(b)	2,834	2,988,283
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	3,070	3,111,138
4.75%, 10/01/24 (Call 07/01/24)(b)	4,231	4,410,817
5.50%, 02/15/26 (Call 08/15/22)	1,600	1,656,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	3,551	3,486,265
5.25%, 10/01/25 (Call 05/17/21)(a)(b)	1,394	1,407,940
Mack-Cali Realty LP, 3.15%, 05/15/23 (Call 02/15/23)(b)	1,306	1,328,949
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
3.88%, 02/15/29 (Call 11/15/28)(a)(b)	3,453	3,495,921
4.50%, 09/01/26 (Call 06/01/26)(b)	2,321	2,451,556
4.50%, 01/15/28 (Call 10/15/27)	1,386	1,444,905
4.63%, 06/15/25 (Call 03/15/25)(a)	4,181	4,448,103
5.63%, 05/01/24 (Call 02/01/24)(b)	5,364	5,783,572
5.75%, 02/01/27 (Call 11/01/26)(b)	3,870	4,316,269
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	6,180	6,165,910
4.63%, 08/01/29 (Call 08/01/24)(b)	4,409	4,668,029
5.00%, 10/15/27 (Call 10/15/22)	6,824	7,182,260
5.25%, 08/01/26 (Call 08/01/21)(b)	2,296	2,367,750
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/22)(a)(b)	3,070	3,116,418
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/28 (Call 10/01/23)(a)	3,744	3,973,320
7.50%, 06/01/25 (Call 06/01/22)(a)	2,780	3,022,944
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)(b)	3,210	3,176,873
4.75%, 10/15/27 (Call 10/15/22)(b)	3,594	3,698,657
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(a)	7,285	6,978,827
3.88%, 02/15/27 (Call 02/15/23)(b)	7,363	7,529,956
4.88%, 09/01/24 (Call 06/01/21)(b)	4,809	4,923,214

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	$2,293	$2,121,025
4.35%, 10/01/24 (Call 09/01/24)	4,254	4,232,730
4.38%, 02/15/30 (Call 08/15/29)(b)	1,550	1,441,500
4.50%, 06/15/23 (Call 12/15/22)	2,067	2,108,617
4.50%, 03/15/25 (Call 09/15/24)(b)	1,796	1,767,174
4.65%, 03/15/24 (Call 09/15/23)	1,200	1,209,000
4.75%, 10/01/26 (Call 08/01/26)	2,568	2,503,800
4.95%, 02/15/27 (Call 08/15/26)(b)	2,128	2,090,824
4.95%, 10/01/29 (Call 07/01/29)(b)	1,825	1,763,406
5.00%, 08/15/22 (Call 02/15/22)	1,670	1,691,677
5.25%, 02/15/26 (Call 08/15/25)(b)	1,541	1,543,188
5.50%, 12/15/27 (Call 09/15/27)	2,390	2,516,755
7.50%, 09/15/25 (Call 06/15/25)	4,112	4,660,589
Starwood Property Trust Inc.
4.75%, 03/15/25 (Call 09/15/24)(b)	3,099	3,226,927
5.50%, 11/01/23 (Call 08/01/23)(a)(b)	1,260	1,323,000
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 06/01/21)(a)(b)	2,457	2,536,607
7.88%, 02/15/25 (Call 02/15/22)(a)	11,083	11,941,932
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)	1,600	1,594,000
6.00%, 04/15/23 (Call 05/06/21)(a)(b)	2,144	2,176,160
6.50%, 02/15/29 (Call 02/15/24)(a)(b)	5,470	5,437,371
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(a)(b)	3,552	3,627,480
3.75%, 02/15/27 (Call 02/15/23)(a)	4,235	4,269,007
4.13%, 08/15/30 (Call 02/15/25)(a)(b)	4,725	4,798,852
4.25%, 12/01/26 (Call 12/01/22)(a)	6,203	6,396,844
4.63%, 12/01/29 (Call 12/01/24)(a)(b)	4,718	4,899,218
Washington Prime Group LP, 6.45%, 08/15/24 (Call 06/15/24)(b)(g)(i)	3,216	1,996,171
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(a)(b)	3,075	3,255,656

		266,938,776

Retail — 4.5%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)	3,450	3,363,750
3.88%, 01/15/28 (Call 09/15/22)(a)(b)	3,375	3,417,187
4.00%, 10/15/30 (Call 10/15/25)(a)	14,249	13,892,775
4.25%, 05/15/24 (Call 05/31/21)(a)	3,400	3,442,500
4.38%, 01/15/28 (Call 11/15/22)(a)	3,947	3,996,337
5.75%, 04/15/25 (Call 04/15/22)(a)(b)	2,238	2,372,280
99 Escrow Issuer Inc., 7.50%, 01/15/26 (Call 01/15/23)(a)	1,950	1,867,320
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(a)	2,217	2,458,099
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(a)(b)	2,332	2,481,948
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)(b)	2,020	2,080,600
4.75%, 03/01/30 (Call 03/01/25)(b)	2,471	2,582,195
At Home Holding III Inc., 8.75%, 09/01/25 (Call 09/01/22)(a)(b)	1,460	1,596,875
BCPE Ulysses Intermediate Inc. (8.50% PIK), 7.75%, 04/01/27 (Call 04/01/23)(a)(d)	1,965	2,024,147
Beacon Roofing Supply Inc.
4.13%, 05/15/29 (Call 05/15/24)(a)	700	698,250
4.50%, 11/15/26 (Call 11/15/22)(a)(b)	1,203	1,246,609
4.88%, 11/01/25 (Call 05/19/21)(a)	6,782	6,937,511
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)(b)	1,204	1,235,605
4.92%, 08/01/34 (Call 02/01/34)	104	96,980

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
5.17%, 08/01/44 (Call 02/01/44)(b)	$3,297	$3,037,015
Brinker International Inc.
3.88%, 05/15/23(b)	1,608	1,642,170
5.00%, 10/01/24 (Call 07/01/24)(a)(b)	1,933	2,022,981
Burlington Coat Factory Warehouse Corp., 6.25%, 04/15/25 (Call 04/15/22)(a)(b)	1,102	1,170,875
Carvana Co.
5.50%, 04/15/27 (Call 04/15/24)(a)	1,885	1,907,714
5.63%, 10/01/25 (Call 10/01/22)(a)	2,625	2,703,750
5.88%, 10/01/28 (Call 10/01/23)(a)(b)	3,119	3,238,926
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/01/23)(a)	1,645	1,630,606
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(a)	3,015	3,257,308
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/21)(a)(b)	4,328	4,452,214
8.50%, 10/30/25 (Call 10/30/21)(a)(b)	3,030	3,215,527
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/23)(a)	2,985	2,951,419
5.88%, 04/01/29 (Call 04/01/24)(a)	3,780	3,742,200
FirstCash Inc., 4.63%, 09/01/28 (Call 09/01/23)(a)(b)	2,502	2,570,805
Foundation Building Materials Inc., 6.00%, 03/01/29 (Call 03/01/24)(a)	2,120	2,103,252
Gap Inc. (The)
8.38%, 05/15/23(a)	2,310	2,627,625
8.63%, 05/15/25 (Call 05/15/22)(a)	3,620	4,006,254
8.88%, 05/15/27 (Call 05/15/23)(a)(b)	5,533	6,459,777
Golden Nugget Inc.
6.75%, 10/15/24 (Call 06/01/21)(a)(b)	6,808	6,893,100
8.75%, 10/01/25 (Call 06/01/21)(a)(b)	3,279	3,442,950
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(a)(b)	3,191	3,187,011
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/23)(a)(b)	515	543,325
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(a)	660	660,964
IRB Holding Corp.
6.75%, 02/15/26 (Call 06/01/21)(a)	2,904	3,008,544
7.00%, 06/15/25 (Call 06/15/22)(a)	3,965	4,267,133
Ken Garff Automotive LLC, 4.88%, 09/15/28 (Call 09/15/23)(a)(b)	2,290	2,310,037
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)(b)	3,451	3,627,864
5.25%, 06/01/26 (Call 06/01/21)(a)	4,449	4,573,616
L Brands Inc.
5.25%, 02/01/28	3,091	3,388,509
5.63%, 10/15/23	1,902	2,061,293
6.63%, 10/01/30 (Call 10/01/25)(a)	5,184	5,974,353
6.69%, 01/15/27(b)	1,600	1,848,000
6.75%, 07/01/36	2,805	3,378,090
6.88%, 11/01/35	4,977	6,034,612
6.95%, 03/01/33(b)	1,630	1,913,074
7.50%, 06/15/29 (Call 06/15/24)(b)	2,296	2,663,796
9.38%, 07/01/25(a)(b)	2,572	3,263,225
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(a)	2,735	2,803,375
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(a)	1,160	1,186,587
Lithia Motors Inc.
4.38%, 01/15/31 (Call 10/15/25)(a)	2,450	2,578,625
4.63%, 12/15/27 (Call 12/15/22)(a)	2,420	2,541,000
5.25%, 08/01/25 (Call 06/01/21)(a)(b)	925	955,063

Security	Par (000)	Value

Retail (continued)
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26 (Call 02/15/23)(a)	$3,510	$3,661,614
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(a)	7,389	8,151,766
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)(b)	3,155	3,159,291
3.63%, 06/01/24 (Call 03/01/24)(b)	3,165	3,200,606
4.30%, 02/15/43 (Call 08/15/42)	660	517,770
4.50%, 12/15/34 (Call 06/15/34)	1,827	1,639,733
5.13%, 01/15/42 (Call 07/15/41)(b)	1,132	973,520
5.88%, 04/01/29 (Call 04/01/24)(a)	2,710	2,781,002
Magic Mergeco Inc.
5.25%, 05/01/28 (Call 11/01/23)(a)	2,017	2,042,213
7.88%, 05/01/29 (Call 05/01/24)(a)	4,600	4,726,500
Marks & Spencer PLC, 7.13%, 12/01/37(a)(b)	1,325	1,531,488
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	2,235	2,201,475
4.75%, 09/15/29 (Call 09/15/24)	2,810	2,950,500
5.63%, 05/01/27 (Call 05/01/22)	850	890,698
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(a)	5,615	5,743,471
Park River Holdings Inc., 5.63%, 02/01/29 (Call 02/01/24)(a)	2,125	2,069,219
Party City Holdings Inc., 8.75%, 02/15/26 (Call 08/15/23)(a)(b)	3,895	3,992,102
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/22)(b)	2,832	2,902,800
5.50%, 05/15/26 (Call 06/01/21)	2,959	3,055,167
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(a)	6,025	6,213,281
7.75%, 02/15/29 (Call 02/15/24)(a)	5,620	6,089,101
QVC Inc.
4.38%, 03/15/23	3,421	3,613,431
4.38%, 09/01/28 (Call 06/01/28)	2,255	2,308,060
4.45%, 02/15/25 (Call 11/15/24)	3,250	3,453,125
4.75%, 02/15/27 (Call 11/15/26)	3,301	3,482,555
4.85%, 04/01/24(b)	2,864	3,103,860
5.45%, 08/15/34 (Call 02/15/34)(b)	2,013	2,067,351
5.95%, 03/15/43	1,346	1,339,270
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(a)	2,954	3,061,082
7.70%, 02/15/27(b)	1,075	1,057,531
8.00%, 11/15/26 (Call 01/15/23)(a)(b)	4,507	4,681,646
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 06/01/21)(b)	3,327	3,430,802
8.75%, 04/30/25 (Call 04/30/22)(a)	565	624,325
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25 (Call 11/28/22)(a)(b)	1,730	1,751,625
Sonic Automotive Inc., 6.13%, 03/15/27 (Call 03/15/22)(b)	1,467	1,529,348
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 09/30/22)(a)	3,687	3,885,176
SRS Distribution Inc., 8.25%, 07/01/26 (Call 07/01/21)(a)	1,106	1,157,153
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(a)	9,716	10,056,060
10.75%, 04/15/27 (Call 04/15/22)(a)(b)	4,806	4,972,768
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/21)	3,112	3,147,010
5.75%, 03/01/25 (Call 06/01/21)	620	632,400
5.88%, 03/01/27 (Call 03/01/22)(b)	1,810	1,884,663

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)	$2,815	$2,868,598
TPro Acquisition Corp., 11.00%, 10/15/24 (Call 10/15/21)(a)(b)	1,630	1,797,075
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 10/15/23)(a)(b)	3,195	3,390,694
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	5,078	5,012,037
3.88%, 11/01/23 (Call 08/01/23)(b)	1,005	1,053,994
4.63%, 01/31/32 (Call 10/01/26)	4,745	4,959,474
4.75%, 01/15/30 (Call 10/15/29)(a)	3,899	4,171,930
5.35%, 11/01/43 (Call 05/01/43)	1,096	1,134,360
6.88%, 11/15/37	1,335	1,622,025
7.75%, 04/01/25 (Call 04/01/22)(a)(b)	2,766	3,021,855

		340,400,132

Savings & Loans — 0.0%
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23)(b)(e)	1,435	1,556,011

Semiconductors — 0.4%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(a)(b)	2,641	2,842,693
ams AG, 7.00%, 07/31/25 (Call 07/31/22)(a)(b)	2,750	2,928,750
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)(b)	1,150	1,167,250
4.38%, 04/15/28 (Call 04/15/23)(a)(b)	1,320	1,387,650
4.63%, 02/10/26 (Call 05/04/21)(a)(b)	3,226	3,337,910
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)(a)	5,845	6,138,284
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(a)	3,350	3,448,403
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(a)	3,514	3,560,842
4.38%, 10/15/29 (Call 10/15/24)	3,906	4,244,924
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	1,800	1,800,900

		30,857,606

Software — 1.9%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/21)(a)(b)	1,669	1,754,536
Ascend Learning LLC, 6.88%, 08/01/25 (Call 06/01/21)(a)	2,822	2,892,550
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)	4,980	4,867,950
Blackboard Inc., 10.38%, 11/15/24 (Call 06/01/21)(a)(b)	750	790,313
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 06/01/22)(a)(b)	3,265	3,509,744
9.13%, 03/01/26 (Call 09/01/21)(a)	1,702	1,794,827
BY Crown Parent LLC, 7.38%, 10/15/24 (Call 05/17/21)(a)	1,327	1,354,602
BY Crown Parent LLC/BY Bond Finance Inc., 4.25%, 01/31/26 (Call 07/31/22)(a)	3,540	3,708,150
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(a)	4,015	4,155,525
Castle U.S. Holding Crop., 9.50%, 02/15/28 (Call 02/15/23)(a)(b)	1,454	1,496,864
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)(b)	2,574	2,721,979
5.00%, 10/15/24 (Call 07/15/24)	1,931	2,122,555
5.25%, 05/15/29 (Call 05/15/24)(a)	2,421	2,596,522
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 05/11/21)(a)	6,911	7,023,304
Dun & Bradstreet Corp. (The), 6.88%, 08/15/26 (Call 02/15/22)(a)	1,731	1,841,351

Security	Par (000)	Value

Software (continued)
Dun & Bradstreet Corp./The, 10.25%, 02/15/27 (Call 02/15/22)(a)(b)	$2,090	$2,317,288
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(a)	1,189	1,205,349
5.25%, 05/15/26 (Call 02/15/26)(a)(b)	1,673	1,857,030
Granite Merger Sub 2 Inc., 11.00%, 07/15/27 (Call 07/15/22)(a)(b)	1,538	1,770,623
Helios Software Holdings Inc., 4.63%, 05/01/28 (Call 05/01/24)(a)	1,625	1,608,750
J2 Global Inc., 4.63%, 10/15/30 (Call 10/15/25)(a)	3,503	3,585,916
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(a)	3,360	3,413,525
3.63%, 11/01/31(a)	2,500	2,500,000
3.88%, 02/15/31 (Call 06/01/25)(a)	5,025	5,149,469
4.00%, 11/15/29 (Call 11/15/24)(a)	5,188	5,421,460
5.38%, 05/15/27 (Call 05/15/22)(a)(b)	2,412	2,578,549
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)(b)	2,364	2,482,200
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)	4,413	4,468,162
5.88%, 06/01/26 (Call 06/01/21)(a)	3,556	3,667,125
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(a)	4,689	4,741,657
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)	3,075	3,055,781
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(a)	2,142	2,197,585
4.00%, 02/15/28 (Call 02/15/23)(a)	2,873	2,949,048
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)	3,150	3,055,500
5.38%, 12/01/28 (Call 12/01/23)(a)(b)	2,555	2,608,348
Rocket Software Inc., 6.50%, 02/15/29 (Call 02/15/24)(a)	3,055	3,089,369
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 05/11/21)(a)	8,859	9,124,770
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)(b)	9,362	9,945,955
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)(b)	2,008	2,046,353
3.88%, 03/15/31 (Call 03/15/26)(b)	2,480	2,545,100
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 09/01/25 (Call 09/01/21)(a)	8,549	8,848,215
10.50%, 02/01/24 (Call 05/11/21)(a)(b)	4,080	4,187,100
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(a)	1,615	1,594,813

		144,645,812

Storage & Warehousing — 0.0%
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 06/01/21)(a)(b)	1,969	1,956,694
Modulaire Global Finance 2 PLC, 10.00%, 08/15/23 (Call 05/11/21)(a)(b)	1,277	1,292,962

		3,249,656

Telecommunications — 7.2%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/23)(a)(b)	5,670	5,626,341
10.50%, 05/15/27 (Call 05/15/22)(a)	7,722	8,698,524
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(a)(b)	2,250	2,255,648
5.13%, 07/15/29 (Call 04/15/24)(a)	8,990	9,001,237
5.50%, 01/15/28 (Call 09/15/22)(a)	5,055	5,207,661
7.38%, 05/01/26 (Call 05/11/21)(a)	22,071	22,883,213

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
8.13%, 02/01/27 (Call 02/01/22)(a)	$8,709	$9,547,241
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)(b)	5,230	5,556,875
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)(a)(b)	5,848	6,198,880
7.50%, 10/15/26 (Call 10/15/21)(a)	2,089	2,203,895
Cincinnati Bell Inc.
7.00%, 07/15/24 (Call 09/15/21)(a)(b)	2,818	2,909,585
8.00%, 10/15/25 (Call 10/15/21)(a)	1,407	1,491,420
CommScope Inc.
5.50%, 03/01/24 (Call 06/01/21)(a)	5,881	6,061,194
6.00%, 03/01/26 (Call 03/01/22)(a)(b)	7,186	7,572,247
7.13%, 07/01/28 (Call 07/01/23)(a)(b)	3,752	4,056,850
8.25%, 03/01/27 (Call 03/01/22)(a)(b)	4,760	5,099,150
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(b)	3,713	3,678,423
6.00%, 06/15/25 (Call 05/11/21)(a)	5,823	5,924,902
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(a)	10,252	10,705,651
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)(b)	1,805	1,832,075
6.50%, 10/01/28 (Call 10/01/23)(a)(b)	4,125	4,444,069
DKT Finance ApS, 9.38%, 06/17/23 (Call 05/11/21)(a)(b)	1,468	1,509,838
Embarq Corp., 8.00%, 06/01/36	6,971	8,116,963
Frontier Communications Corp.
5.00%, 05/01/28 (Call 05/01/24)(a)	7,630	7,792,137
5.88%, 10/15/27 (Call 10/15/23)(a)	5,422	5,760,875
6.75%, 05/01/29 (Call 05/01/24)(a)	4,965	5,230,429
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(a)	4,281	4,492,396
HC2 Holdings Inc., 8.50%, 02/01/26 (Call 02/01/23)(a)	1,820	1,794,975
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	2,971	3,271,071
6.63%, 08/01/26(b)	4,286	4,736,030
Intelsat Jackson Holdings SA
8.00%, 02/15/24 (Call 05/31/21)(a)	4,405	4,553,669
9.50%, 09/30/22(a)	2,509	2,941,803
Intrado Corp., 8.50%, 10/15/25 (Call 06/01/21)(a)(b)	4,359	4,429,834
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(b)(e)	3,505	3,750,350
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)(b)	3,992	3,867,250
3.75%, 07/15/29 (Call 01/15/24)(a)(b)	4,500	4,387,500
4.25%, 07/01/28 (Call 07/01/23)(a)	5,884	5,928,777
4.63%, 09/15/27 (Call 09/15/22)(a)	4,775	4,924,219
5.25%, 03/15/26 (Call 06/01/21)(b)	3,501	3,607,150
5.38%, 05/01/25 (Call 06/01/21)	3,922	4,008,284
Ligado Networks LLC (15.50% PIK), 15.50%, 11/01/23(a)(d)	13,700	12,385,561
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(a)(b)	4,880	5,086,229
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	6,000	6,113,280
4.50%, 01/15/29 (Call 01/15/24)(a)(b)	4,760	4,688,600
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	6,215	6,517,981
5.63%, 04/01/25 (Call 01/01/25)	2,128	2,295,580
Series G, 6.88%, 01/15/28(b)	2,009	2,260,607
Series P, 7.60%, 09/15/39	2,685	3,079,990
Series U, 7.65%, 03/15/42	2,226	2,537,640
Series W, 6.75%, 12/01/23(b)	3,289	3,630,234
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	5,020	5,613,364

Security	Par (000)	Value

Telecommunications (continued)
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(a)(b)	$2,200	$2,337,500
5.13%, 01/15/28 (Call 09/15/22)(a)(b)	1,617	1,707,125
6.25%, 03/25/29 (Call 03/25/24)(a)	3,143	3,512,079
6.63%, 10/15/26 (Call 10/15/21)(a)(b)	1,683	1,792,395
Nokia OYJ
3.38%, 06/12/22(b)	1,373	1,410,346
4.38%, 06/12/27(b)	3,707	4,052,214
6.63%, 05/15/39(b)	2,137	2,738,630
Plantronics Inc.
4.75%, 03/01/29 (Call 03/01/24)(a)(b)	2,580	2,541,300
5.50%, 05/31/23 (Call 05/15/21)(a)	2,277	2,279,846
QualityTech LP/QTS Finance Corp., 3.88%, 10/01/28 (Call 10/01/23)(a)(b)	2,766	2,790,203
Qwest Corp., 7.25%, 09/15/25(b)	750	885,000
Sable International Finance Ltd., 5.75%, 09/07/27 (Call 09/07/22)(a)(b)	2,570	2,695,288
Sprint Capital Corp.
6.88%, 11/15/28(b)	11,766	14,825,480
8.75%, 03/15/32(b)	9,523	14,117,847
Sprint Communications Inc., 6.00%, 11/15/22(b)	10,536	11,244,651
Sprint Corp.
7.13%, 06/15/24(b)	12,120	13,997,024
7.63%, 02/15/25 (Call 11/15/24)	7,216	8,569,000
7.63%, 03/01/26 (Call 11/01/25)	7,256	8,897,670
7.88%, 09/15/23(b)	20,518	23,390,520
Switch Ltd., 3.75%, 09/15/28 (Call 09/15/23)(a)(b)	2,928	2,913,360
Telecom Italia Capital SA
6.00%, 09/30/34	4,894	5,508,442
6.38%, 11/15/33	4,698	5,520,056
7.20%, 07/18/36(b)	4,663	5,778,063
7.72%, 06/04/38(b)	4,784	6,267,040
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	6,996	7,641,031
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(a)	1,528	1,489,800
5.63%, 12/06/26 (Call 12/06/23)(a)	938	942,690
6.50%, 10/15/27 (Call 10/15/22)(a)(b)	3,163	3,107,648
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)	4,884	4,914,916
2.63%, 04/15/26 (Call 04/15/23)	4,685	4,765,582
2.63%, 02/15/29 (Call 02/15/24)	5,130	4,997,261
2.88%, 02/15/31 (Call 02/15/26)(b)	4,816	4,701,620
3.38%, 04/15/29 (Call 04/15/24)	5,655	5,746,894
3.50%, 04/15/31 (Call 04/15/26)	4,928	5,001,920
4.50%, 02/01/26 (Call 05/11/21)	4,669	4,785,725
4.75%, 02/01/28 (Call 02/01/23)	7,258	7,756,987
5.13%, 04/15/25 (Call 05/11/21)	2,691	2,737,285
5.38%, 04/15/27 (Call 04/15/22)	2,651	2,806,746
6.00%, 03/01/23 (Call 05/11/21)	5,000	5,042,250
6.00%, 04/15/24 (Call 05/11/21)	4,667	4,696,169
United States Cellular Corp., 6.70%, 12/15/33(b)	2,571	3,213,801
ViaSat Inc.
5.63%, 09/15/25 (Call 05/11/21)(a)	3,690	3,773,025
5.63%, 04/15/27 (Call 04/15/22)(a)(b)	2,511	2,630,273
6.50%, 07/15/28 (Call 07/15/23)(a)	2,234	2,357,496
Vmed O2 UK Financing I PLC, 4.25%, 01/31/31 (Call 01/31/26)(a)	6,785	6,564,487
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29)(b)(e)	9,918	12,089,237

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)(b)	$6,870	$7,161,975
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 06/01/21)(a)	6,513	6,467,409
6.13%, 03/01/28 (Call 03/01/23)(a)	5,298	5,450,318

		540,881,321

Textiles — 0.0%
Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC, 7.50%, 05/01/25 (Call 05/31/21)(a)(b)	2,803	2,543,722

Toys, Games & Hobbies — 0.2%
Mattel Inc.
3.15%, 03/15/23 (Call 12/15/22)(b)	1,140	1,168,762
3.38%, 04/01/26 (Call 04/01/23)(a)	3,110	3,219,534
3.75%, 04/01/29 (Call 04/01/24)(a)	2,900	2,971,978
5.45%, 11/01/41 (Call 05/01/41)	1,502	1,712,746
5.88%, 12/15/27 (Call 12/15/22)(a)	3,265	3,587,419
6.20%, 10/01/40	1,107	1,345,005
6.75%, 12/31/25 (Call 05/11/21)(a)(b)	1,438	1,510,619

		15,516,063

Transportation — 0.4%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 05/17/21)(a)	3,533	3,215,030
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/23)(a)(b)	3,020	3,092,450
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 06/01/21)(a)	1,756	1,756,000
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 11.25%, 08/15/22 (Call 05/31/21)(a)	25	23,250
Teekay Corp., 9.25%, 11/15/22 (Call 05/31/21)(a)(b)	1,207	1,231,140
Watco Companies LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 06/15/23)(a)(b)	3,186	3,393,090
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 05/15/25)(a)(b)	2,405	2,726,668
XPO CNW Inc., 6.70%, 05/01/34	1,608	1,917,540
XPO Logistics Inc.
6.13%, 09/01/23 (Call 06/01/21)(a)(b)	2,159	2,187,607
6.25%, 05/01/25 (Call 05/01/22)(a)	6,354	6,806,405
6.75%, 08/15/24 (Call 08/15/21)(a)	5,732	5,989,940

		32,339,120

Trucking & Leasing — 0.2%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(b)(e)	2,086	2,221,590
Fly Leasing Ltd., 5.25%, 10/15/24 (Call 05/31/21)(b)	1,690	1,723,800
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(a)	3,762	3,912,480
9.75%, 08/01/27 (Call 08/01/23)(a)(b)	2,267	2,618,385
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/28 (Call 05/01/24)(a)	415	430,044

		10,906,299

Water — 0.0%
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 04/01/23)(a)	1,105	1,157,255

Total Corporate Bonds & Notes — 98.7% (Cost: $7,216,803,848)		7,450,029,828

Security	Shares (000)		Value

Common Stocks

Advertising — 0.0%
Affinion Group Inc.(h)	4		$0	(j)

Oil, Gas & Consumable Fuels — 0.0%
Pioneer Energy Services Corp.(h)	0	(k)	2,245
SM Energy Co.	128		2,020,994

			2,023,239

Total Common Stocks — 0.0% (Cost $853,676)			2,023,239

Short-Term Investments

Money Market Funds — 13.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(l)(m)(n)	982,517		983,008,368
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(l)(m)	834		834,000

			983,842,368

Total Short-Term Investments — 13.0% (Cost: $983,763,184)			983,842,368

Total Investments in Securities — 111.7% (Cost: $8,201,420,708)			8,435,895,435

Other Assets, Less Liabilities — (11.7)%			(884,536,677)

Net Assets — 100.0%			$7,551,358,758

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Perpetual security with no stated maturity date.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	Non-income producing security.
(j)	Rounds to less than $1.
(k)	Rounds to less than 1,000.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period-end.
(n)	All or a portion of this security was purchased with cash collateral received from loaned securities.

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Broad USD High Yield Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$736,661,673	$246,532,463	(a)	$—		$(72,390)	$(113,378)	$983,008,368	982,517	$1,394,213	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	101,864,000	—		(101,030,000	)(a)	—	—	834,000	834	11,962		—

						$(72,390)	$(113,378)	$983,842,368		$1,406,175		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total

Investments
Assets
Corporate Bonds & Notes	$—	$7,450,029,828	$0	(a)	$7,450,029,828
Common Stocks	2,020,994	—	2,245		2,023,239
Money Market Funds	983,842,368	—	—		983,842,368

	$985,863,362	$7,450,029,828	$2,245		$8,435,895,435

(a)	Rounds to less than $1.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) April 30, 2021	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.8%
Clear Channel Outdoor Holdings Inc., 7.75%, 04/15/28 (Call 04/15/24)(a)	$195	$200,787
MDC Partners Inc., 7.50%, 05/01/24 (Call 05/01/21)(a)(b)	150	152,517
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/23)(a)(c)	75	71,962
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)	125	123,956
4.63%, 03/15/30 (Call 03/15/25)(a)(c)	70	69,557
5.00%, 08/15/27 (Call 08/15/22)(a)	135	139,528
6.25%, 06/15/25 (Call 06/15/22)(a)	90	95,519

		853,826

Aerospace & Defense — 3.9%
Hexcel Corp., 4.20%, 02/15/27 (Call 11/15/26)	75	79,544
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	245	268,336
5.90%, 02/01/27	115	132,504
5.95%, 02/01/37	100	120,192
6.88%, 05/01/25 (Call 04/01/25)	230	266,784
Signature Aviation U.S. Holdings Inc.
4.00%, 03/01/28 (Call 03/01/23)(a)	145	146,505
5.38%, 05/01/26 (Call 05/01/21)(a)(c)	85	87,195
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(c)	125	122,100
5.50%, 01/15/25 (Call 10/15/22)(a)	85	89,925
7.50%, 04/15/25 (Call 04/15/22)(a)	235	251,826
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(a)	104	115,942
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(a)	195	192,412
4.88%, 05/01/29 (Call 05/01/24)(a)	105	103,445
5.50%, 11/15/27 (Call 11/15/22)	445	462,893
6.25%, 03/15/26 (Call 03/15/22)(a)	715	757,071
6.38%, 06/15/26 (Call 06/15/21)	195	202,123
6.50%, 05/15/25 (Call 05/15/21)	110	111,842
7.50%, 03/15/27 (Call 03/15/22)	120	128,824
8.00%, 12/15/25 (Call 04/08/22)(a)	190	206,410
Triumph Group Inc.
6.25%, 09/15/24 (Call 09/15/21)(a)	120	121,312
7.75%, 08/15/25 (Call 08/15/21)(c)	80	79,445
8.88%, 06/01/24 (Call 02/01/23)(a)(c)	132	146,816

		4,193,446

Agriculture — 0.1%
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 04/15/22)(a)	100	105,064

Airlines — 0.2%
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)	240	253,654

Apparel — 1.0%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	170	179,251
4.88%, 05/15/26 (Call 02/15/26)(a)(c)	170	182,259
5.38%, 05/15/25 (Call 05/15/22)(a)	130	136,747
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(a)	95	94,601
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(a)	75	79,545
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(c)	125	127,035

Security	Par (000)	Value

Apparel (continued)
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(a)	$115	$121,665
5.63%, 03/15/27 (Call 03/15/22)(a)	100	105,462

		1,026,565

Auto Manufacturers — 1.1%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)	195	188,185
4.75%, 10/01/27 (Call 10/01/22)(a)	70	73,455
5.88%, 06/01/29 (Call 06/01/24)(a)	100	108,125
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	200	217,778
Navistar International Corp.
6.63%, 11/01/25 (Call 11/01/21)(a)	160	165,721
9.50%, 05/01/25 (Call 04/21/22)(a)	135	146,494
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/21)(a)	315	326,422

		1,226,180

Auto Parts & Equipment — 1.3%
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/22)(c)	85	88,044
6.25%, 03/15/26 (Call 03/15/22)	90	92,493
6.50%, 04/01/27 (Call 04/01/22)(c)	95	100,344
6.88%, 07/01/28 (Call 07/01/23)(c)	105	112,194
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/22)(a)	45	46,441
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	20	20,266
5.38%, 11/15/27 (Call 11/15/22)	85	90,466
5.50%, 12/15/24 (Call 12/15/21)	20	20,409
5.63%, 06/15/28 (Call 06/15/23)	65	70,082
IHO Verwaltungs GmbH (5.50% PIK), 4.75%, 09/15/26 (Call 09/15/21)(a)(d)	200	204,590
IHO Verwaltungs GmbH (6.75% PIK), 6.00%, 05/15/27 (Call 05/15/22)(a)(d)	200	210,910
Tenneco Inc.
5.00%, 07/15/26 (Call 07/15/21)(c)	75	72,627
5.13%, 04/15/29 (Call 04/15/24)(a)	150	149,070
7.88%, 01/15/29 (Call 01/15/24)(a)	115	129,529

		1,407,465

Banks — 1.2%
CIT Group Inc.
3.93%, 06/19/24 (Call 06/19/23)(c)(e)	80	84,664
4.75%, 02/16/24 (Call 11/16/23)	95	103,508
5.00%, 08/15/22	175	184,281
5.00%, 08/01/23	130	141,232
5.25%, 03/07/25 (Call 12/07/24)	75	84,608
6.13%, 03/09/28	100	121,669
Commerzbank AG, 8.13%, 09/19/23(a)	200	229,222
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	200	285,142

		1,234,326

Beverages — 0.3%
Primo Water Holdings Inc.
4.38%, 04/30/29 (Call 04/30/24)(a)	125	124,645
5.50%, 04/01/25 (Call 04/01/22)(a)	140	143,850

		268,495

Biotechnology — 0.1%
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(a)(c)	75	70,256

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials — 1.4%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(a)	$85	$90,091
Builders FirstSource Inc.
5.00%, 03/01/30 (Call 03/01/25)(a)	90	95,718
6.75%, 06/01/27 (Call 06/01/22)(a)	125	134,471
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(a)	85	90,872
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25 (Call 07/15/22)(a)	115	124,172
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	185	197,434
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/23)(a)	200	212,462
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 12/15/21)(a)	25	25,505
4.88%, 12/15/27 (Call 12/15/22)(a)	100	104,496
Masonite International Corp., 5.38%, 02/01/28 (Call 02/01/23)(a)	105	111,337
PGT Innovations Inc., 6.75%, 08/01/26 (Call 08/01/21)(a)	80	84,700
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(a)	135	142,383
US Concrete Inc., 5.13%, 03/01/29 (Call 03/01/23)(a)(c)	100	103,339

		1,516,980

Chemicals — 1.2%
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)	50	48,540
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)	200	209,900
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(a)(c)	125	124,537
Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/25 (Call 12/15/22)(a)	95	96,428
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)	140	147,918
5.25%, 12/15/29 (Call 09/15/29)	110	115,912
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
5.13%, 04/01/29 (Call 04/01/24)(a)	80	81,318
5.38%, 09/01/25 (Call 09/01/21)(a)(c)	125	127,739
Tronox Inc.
4.63%, 03/15/29 (Call 03/15/24)(a)	205	209,389
6.50%, 05/01/25 (Call 05/01/22)(a)	105	112,132

		1,273,813

Commercial Services — 6.0%
ADT Security Corp. (The)
3.50%, 07/15/22	110	112,593
4.13%, 06/15/23	145	151,974
4.88%, 07/15/32(a)(c)	125	130,905
AMN Healthcare Inc., 4.63%, 10/01/27 (Call 10/01/22)(a)	125	129,535
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(a)	110	114,463
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)	85	88,081
5.38%, 03/01/29 (Call 03/01/24)(a)	130	135,905
5.75%, 07/15/27 (Call 07/15/22)(a)(c)	85	89,942
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(a)	100	104,118
5.50%, 07/15/25 (Call 06/18/22)(a)	95	100,701
Carriage Services Inc., 6.63%, 06/01/26 (Call 06/01/21)(a)	50	52,631
Gartner Inc.
3.75%, 10/01/30 (Call 10/01/25)(a)	160	160,392
4.50%, 07/01/28 (Call 07/01/23)(a)	155	162,969
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)	235	248,473

Security	Par (000)	Value

Commercial Services (continued)
IHS Markit Ltd.
4.00%, 03/01/26 (Call 12/01/25)(a)	$100	$110,698
4.13%, 08/01/23 (Call 07/01/23)	60	64,343
4.25%, 05/01/29 (Call 02/01/29)	200	226,974
4.75%, 08/01/28 (Call 05/01/28)	115	133,479
Jaguar Holding Co. II/PPD Development LP
4.63%, 06/15/25 (Call 06/05/22)(a)	100	105,150
5.00%, 06/15/28 (Call 06/15/23)(a)(c)	150	163,638
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)	100	104,101
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25 (Call 02/01/22)(a)(c)	70	71,833
Nielsen Finance LLC/Nielsen Finance Co.
5.63%, 10/01/28 (Call 10/01/23)(a)	190	202,587
5.88%, 10/01/30 (Call 10/01/25)(a)	145	158,552
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)	190	183,390
5.25%, 04/15/24(a)	145	154,843
5.75%, 04/15/26(a)	250	273,422
6.25%, 01/15/28 (Call 01/15/23)(a)	280	293,821
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 01/15/22)(a)	50	51,407
RR Donnelley & Sons Co., 6.13%, 11/01/26 (Call 11/01/23)(a)	75	77,422
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)	160	174,126
9.25%, 04/15/25 (Call 03/16/25)(a)	135	161,797
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	160	154,832
4.63%, 12/15/27 (Call 12/15/22)	110	116,709
5.13%, 06/01/29 (Call 06/01/24)	135	145,642
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/22)(a)(c)	125	134,567
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)	90	87,961
United Rentals North America Inc.
3.88%, 02/15/31 (Call 08/15/25)	215	216,501
4.00%, 07/15/30 (Call 07/15/25)	150	153,063
4.88%, 01/15/28 (Call 01/15/23)	290	306,939
5.25%, 01/15/30 (Call 01/15/25)	140	153,063
5.50%, 05/15/27 (Call 05/15/22)	170	181,211
5.88%, 09/15/26 (Call 09/15/21)	197	205,944
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	90	88,848

		6,439,545

Computers — 2.8%
Booz Allen Hamilton Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)	150	150,393
Dell International LLC/EMC Corp., 7.13%, 06/15/24 (Call 06/15/21)(a)	235	241,564
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 04/15/22)	75	76,799
9.38%, 07/15/25 (Call 07/15/22)(a)	135	150,229
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	195	202,129
NCR Corp.
5.00%, 10/01/28 (Call 08/20/23)(a)	100	103,195
5.13%, 04/15/29 (Call 04/15/24)(a)	220	226,849
5.25%, 10/01/30 (Call 10/01/25)(a)	90	93,197
5.75%, 09/01/27 (Call 09/01/22)(a)	95	100,430
6.13%, 09/01/29 (Call 09/01/24)(a)(c)	70	76,217
8.13%, 04/15/25 (Call 04/15/22)(a)	65	71,143
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)(a)	95	91,422
3.38%, 07/15/31 (Call 01/15/26)(a)	95	91,444
4.09%, 06/01/29 (Call 03/01/29)(a)	105	107,801
4.13%, 01/15/31 (Call 10/15/30)(a)	100	101,390

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
4.75%, 06/01/23	$70	$75,216
4.75%, 01/01/25	85	92,895
4.88%, 03/01/24 (Call 01/01/24)	125	134,937
4.88%, 06/01/27 (Call 03/01/27)(c)	75	83,279
5.75%, 12/01/34 (Call 06/01/34)	75	85,896
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	100	109,999
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	425	471,236

		2,937,660

Cosmetics & Personal Care — 0.2%
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)	95	94,856
5.50%, 06/01/28 (Call 06/01/23)(a)	160	170,113

		264,969

Distribution & Wholesale — 0.8%
Avient Corp.
5.25%, 03/15/23	100	107,706
5.75%, 05/15/25 (Call 05/15/22)(a)(c)	135	142,651
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)	235	230,396
IAA Inc., 5.50%, 06/15/27 (Call 06/15/22)(a)(c)	100	105,137
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/21)(a)	180	182,250
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/22)(a)	75	78,375

		846,515

Diversified Financial Services — 3.3%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(e)	50	52,127
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/20/25)	215	246,169
Genworth Mortgage Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	145	157,412
Global Aircraft Leasing Co. Ltd. (7.25% PIK), 6.50%, 09/15/24 (Call 09/15/21)(a)(c)(d)	269	266,681
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.25%, 06/03/26 (Call 06/01/22)(a)	200	210,120
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)	130	128,625
5.50%, 08/15/28 (Call 08/15/23)(a)	140	141,558
6.00%, 01/15/27 (Call 01/15/23)(a)	140	146,282
OneMain Finance Corp.
4.00%, 09/15/30 (Call 09/15/25)	165	159,636
5.38%, 11/15/29 (Call 05/15/29)	160	172,680
5.63%, 03/15/23	160	170,902
6.13%, 05/15/22	150	157,161
6.13%, 03/15/24 (Call 09/15/23)	250	270,057
6.63%, 01/15/28 (Call 07/15/27)	125	142,970
6.88%, 03/15/25	235	266,944
7.13%, 03/15/26	285	332,908
8.88%, 06/01/25 (Call 06/01/22)	125	138,516
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)(f)	125	119,704
5.38%, 10/15/25 (Call 10/15/22)(a)(f)	125	131,725
SLM Corp., 4.20%, 10/29/25 (Call 09/29/25)	125	131,549

		3,543,726

Electrical Components & Equipment — 0.8%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)	150	149,159
4.75%, 06/15/28 (Call 07/01/23)(a)	115	117,555

Security	Par (000)	Value

Electrical Components & Equipment (continued)
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/22)(a)	$285	$308,518
7.25%, 06/15/28 (Call 06/15/23)(a)(c)	250	277,375

		852,607

Electronics — 0.8%
Sensata Technologies BV
4.00%, 04/15/29 (Call 03/18/24)(a)	160	160,997
4.88%, 10/15/23(a)	90	96,579
5.00%, 10/01/25(a)	185	205,350
5.63%, 11/01/24(a)	95	105,922
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(c)	145	144,050
4.38%, 02/15/30 (Call 11/15/29)(a)(c)	95	99,391
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(a)	90	90,119

		902,408

Energy - Alternate Sources — 0.1%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 11/15/21)(a)	125	131,085

Engineering & Construction — 0.6%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	180	200,266
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(a)	75	76,698
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	100	101,656
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)	125	130,771
TopBuild Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)	80	79,551

		588,942

Entertainment — 2.2%
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(c)	120	123,308
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 06/01/21)	85	85,745
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)(c)	70	72,280
5.50%, 05/01/25 (Call 05/01/22)(a)	190	199,451
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/21)	122	121,846
5.88%, 03/15/26 (Call 03/15/23)(a)	90	93,380
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29
(Call 03/23/24)(a)	180	180,409
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)	100	99,590
4.75%, 10/15/27 (Call 10/15/22)(a)(c)	175	176,617
4.88%, 11/01/24 (Call 11/01/21)(a)	75	76,407
6.50%, 05/15/27 (Call 05/15/23)(a)	215	238,682
SeaWorld Parks & Entertainment Inc., 9.50%, 08/01/25 (Call 02/01/22)(a)	90	97,701
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/21)(a)	185	186,924
5.50%, 04/15/27 (Call 04/15/22)(a)	100	103,539
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)	140	150,996
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	120	127,544
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)	125	117,284
3.88%, 07/15/30 (Call 07/15/25)(a)(c)	135	136,635

		2,388,338

Environmental Control — 0.2%
Covanta Holding Corp.
5.00%, 09/01/30 (Call 09/01/25)(c)	65	66,827

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
5.88%, 07/01/25 (Call 07/01/21)	$50	$52,118
6.00%, 01/01/27 (Call 01/01/22)	80	83,742

		202,687

Food — 4.3%
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/22)	135	138,961
5.25%, 09/15/27 (Call 03/01/22)(c)	119	123,117
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	154	162,410
3.50%, 06/06/22	50	51,487
3.75%, 04/01/30 (Call 01/01/30)	75	80,132
3.88%, 05/15/27 (Call 02/15/27)(c)	105	114,274
3.95%, 07/15/25 (Call 04/15/25)	125	138,392
4.25%, 03/01/31 (Call 12/01/30)	115	126,738
4.38%, 06/01/46 (Call 12/01/45)	335	358,835
4.63%, 01/30/29 (Call 10/30/28)	95	107,156
4.63%, 10/01/39 (Call 04/01/39)	50	55,714
4.88%, 10/01/49 (Call 04/01/49)	85	97,538
5.00%, 07/15/35 (Call 01/15/35)	100	116,609
5.00%, 06/04/42	165	190,126
5.20%, 07/15/45 (Call 01/15/45)	165	195,301
5.50%, 06/01/50 (Call 12/01/49)	75	92,778
6.75%, 03/15/32	50	65,561
7.13%, 08/01/39(a)	110	155,704
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)(c)	130	134,837
4.88%, 11/01/26 (Call 11/01/21)(a)	165	171,310
4.88%, 05/15/28 (Call 11/15/27)(a)	80	88,074
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)	330	327,673
4.63%, 04/15/30 (Call 04/15/25)(a)	305	307,873
5.50%, 12/15/29 (Call 12/15/24)(a)	125	134,559
5.63%, 01/15/28 (Call 12/01/22)(a)	162	171,078
5.75%, 03/01/27 (Call 03/01/22)(a)	235	246,256
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	105	104,471
U.S. Foods Inc.
4.75%, 02/15/29 (Call 02/15/24)(a)	180	182,232
6.25%, 04/15/25 (Call 04/15/22)(a)	185	196,720
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(a)(c)	95	102,327

		4,538,243

Food Service — 0.6%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)	95	97,427
5.00%, 04/01/25 (Call 04/01/22)(a)(c)	25	25,663
5.00%, 02/01/28 (Call 02/01/23)(a)	210	219,736
6.38%, 05/01/25 (Call 05/01/22)(a)	300	319,101

		661,927

Forest Products & Paper — 0.2%
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)(a)	165	171,265

Health Care - Products — 0.9%
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/23)(a)	280	293,222
Hill-Rom Holdings Inc., 4.38%, 09/15/27 (Call 09/15/22)(a)(c)	65	67,380
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)	175	171,831
4.63%, 02/01/28 (Call 02/01/23)(a)	65	68,879
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28 (Call 02/01/23)(a)	85	93,191

Security	Par (000)	Value

Health Care - Products (continued)
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)	$105	$108,299
4.63%, 11/15/27 (Call 11/15/22)	100	106,288
4.88%, 06/01/26 (Call 06/01/21)	50	51,275

		960,365

Health Care - Services — 9.3%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(a)	120	124,027
5.50%, 07/01/28 (Call 07/01/23)(a)	95	100,562
AHP Health Partners Inc., 9.75%, 07/15/26 (Call 07/15/21)(a)	70	76,009
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)	25	24,920
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(a)	105	101,828
5.00%, 07/15/27 (Call 07/15/22)(a)	75	78,705
Centene Corp.
2.50%, 03/01/31 (Call 12/01/30)	315	301,288
3.00%, 10/15/30 (Call 07/15/30)	260	258,099
3.38%, 02/15/30 (Call 02/15/25)	310	311,578
4.25%, 12/15/27 (Call 12/15/22)	350	367,031
4.63%, 12/15/29 (Call 12/15/24)	495	537,204
5.38%, 06/01/26 (Call 06/01/21)(a)	175	182,474
5.38%, 08/15/26 (Call 08/15/21)(a)	75	78,652
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)	100	101,755
4.00%, 03/15/31 (Call 03/15/26)(a)	100	102,867
4.25%, 05/01/28 (Call 05/01/23)(a)	85	88,501
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	275	261,338
4.63%, 06/01/30 (Call 06/01/25)(a)	495	501,192
Encompass Health Corp, 4.63%, 04/01/31 (Call 03/30/26)	110	116,768
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	140	145,043
4.75%, 02/01/30 (Call 02/01/25)	135	142,043
Global Medical Response Inc., 6.50%, 10/01/25 (Call 10/01/21)(a)(c)	125	128,043
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)(c)	470	482,718
5.38%, 02/01/25	445	495,855
5.38%, 09/01/26 (Call 03/01/26)	167	189,799
5.63%, 09/01/28 (Call 03/01/28)	235	274,052
5.88%, 05/01/23	200	217,896
5.88%, 02/15/26 (Call 08/15/25)	245	281,382
5.88%, 02/01/29 (Call 08/01/28)	165	194,431
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/21)(a)	300	310,398
5.00%, 05/15/27 (Call 05/15/22)(a)	75	78,438
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(a)(c)	205	217,940
ModivCare Inc., 5.88%, 11/15/25 (Call 11/01/22)(a)	115	122,215
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)	125	128,618
4.38%, 06/15/28 (Call 06/15/23)(a)	150	154,892
5.38%, 11/15/22 (Call 08/15/22)	130	136,726
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)	230	244,587
Surgery Center Holdings Inc., 10.00%, 04/15/27 (Call 04/15/22)(a)	100	109,590
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(a)	125	122,494
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/21)	230	233,528
4.63%, 09/01/24 (Call 09/01/21)(a)	95	97,691
4.63%, 06/15/28 (Call 06/15/23)(a)	105	108,413

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.88%, 01/01/26 (Call 03/01/22)(a)	$275	$285,662
5.13%, 05/01/25 (Call 05/01/21)	165	167,064
5.13%, 11/01/27 (Call 11/01/22)(a)	210	220,720
6.13%, 10/01/28 (Call 10/01/23)(a)	345	363,309
6.25%, 02/01/27 (Call 02/01/22)(a)	185	193,973
6.75%, 06/15/23	240	262,034
7.50%, 04/01/25 (Call 04/01/22)(a)(c)	110	118,536

		9,942,888

Holding Companies - Diversified — 0.2%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)	185	195,173

Home Builders — 0.8%
Century Communities Inc., 6.75%, 06/01/27 (Call 06/01/22)	110	118,561
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)	60	61,672
6.00%, 06/01/25 (Call 03/01/25)	76	86,506
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)	99	105,295
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)	100	109,979
5.75%, 01/15/28 (Call 10/15/27)(a)	81	91,393
5.88%, 06/15/27 (Call 03/15/27)(a)	95	107,805
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	85	94,776
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	121	123,735

		899,722

Home Furnishings — 0.3%
Tempur Sealy International Inc.
4.00%, 04/15/29 (Call 04/15/24)(a)	145	146,727
5.50%, 06/15/26 (Call 06/15/21)	120	123,720

		270,447

Household Products & Wares — 0.4%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)	110	108,217
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	100	103,113
4.13%, 04/30/31 (Call 04/30/26)(a)	80	79,761
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)(c)	95	93,128
5.75%, 07/15/25 (Call 07/15/21)	82	84,390

		468,609

Housewares — 0.9%
Newell Brands Inc.
4.35%, 04/01/23 (Call 02/01/23)	225	236,970
4.70%, 04/01/26 (Call 01/01/26)	375	417,724
4.88%, 06/01/25 (Call 05/01/25)	90	99,698
5.88%, 04/01/36 (Call 10/01/35)	75	93,125
6.00%, 04/01/46 (Call 10/01/45)	115	147,011

		994,528

Insurance — 0.8%
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28)(e)	85	96,287
Liberty Mutual Group Inc., 4.30%, 02/01/61 (Call 02/03/26)(a)	225	206,129
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	135	142,721
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	95	109,325
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	85	90,139
4.88%, 03/15/27 (Call 09/15/26)(c)	80	85,163
6.63%, 03/15/25 (Call 09/15/24)	100	113,125

		842,889

Security	Par (000)	Value

Internet — 2.8%
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)	$150	$146,192
5.25%, 12/01/27 (Call 06/01/22)(a)	100	104,871
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(a)(c)	100	105,245
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)	175	188,333
4.38%, 11/15/26	175	197,410
4.88%, 04/15/28	285	328,163
4.88%, 06/15/30 (Call 03/15/30)(a)	200	232,026
5.38%, 11/15/29(a)	175	207,870
5.75%, 03/01/24	100	112,309
5.88%, 02/15/25(c)	25	28,908
5.88%, 11/15/28	350	426,062
6.38%, 05/15/29	150	189,002
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)	75	76,583
5.00%, 04/15/25 (Call 04/15/22)(a)	180	182,311
Rakuten Group Inc., 6.25%, (Call 04/22/31)(a)(e)(g)	200	205,232
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(a)	110	118,846
Twitter Inc., 3.88%, 12/15/27 (Call 09/15/27)(a)	125	131,533

		2,980,896

Iron & Steel — 0.8%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	125	136,060
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(a)(c)	95	96,720
4.88%, 03/01/31 (Call 03/01/26)(a)(c)	100	101,755
5.88%, 06/01/27 (Call 06/01/22)(c)	100	104,823
6.75%, 03/15/26 (Call 03/04/23)(a)	140	152,188
9.88%, 10/17/25 (Call 10/17/22)(a)	108	126,792
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(a)	135	149,562

		867,900

Leisure Time — 2.1%
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/21)(a)	105	100,507
5.88%, 03/15/26 (Call 12/15/25)(a)	250	261,877
10.25%, 02/01/26 (Call 08/01/23)(a)	140	164,990
12.25%, 05/15/24 (Call 02/15/24)(a)	130	158,555
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(c)	100	105,381
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)(c)	115	109,209
5.25%, 11/15/22	110	113,307
5.50%, 04/01/28 (Call 09/29/27)(a)(c)	280	293,647
9.13%, 06/15/23 (Call 03/15/23)(a)(c)	165	181,980
10.88%, 06/01/23 (Call 03/01/23)(a)	185	212,350
11.50%, 06/01/25 (Call 06/01/22)(a)	410	475,104
Silversea Cruise Finance Ltd., 7.25%, 02/01/25 (Call 02/01/22)(a)(c)	100	103,461

		2,280,368

Lodging — 1.6%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	275	271,400
3.75%, 05/01/29 (Call 05/01/24)(a)	170	170,843
4.00%, 05/01/31 (Call 05/01/26)(a)	195	197,381
4.88%, 01/15/30 (Call 01/15/25)	190	202,297
5.38%, 05/01/25 (Call 05/01/22)(a)	155	163,075
5.75%, 05/01/28 (Call 05/01/23)(a)	70	75,309
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/22)	95	98,788

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(a)	$95	$100,834
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)	120	125,318
Travel & Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)	97	100,180
6.00%, 04/01/27 (Call 01/01/27)	70	78,364
6.63%, 07/31/26 (Call 04/30/26)(a)	130	148,971

		1,732,760

Machinery — 0.4%
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 12/15/21)(a)	100	102,318
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(a)	100	107,752
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(a)	115	119,653
Welbilt Inc., 9.50%, 02/15/24 (Call 02/15/22)(c)	50	52,574

		382,297

Manufacturing — 0.3%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/22)(a)	100	104,837
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/22)	115	123,695
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	82	86,561

		315,093

Media — 7.9%
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(a)(c)	125	123,608
Clear Channel Worldwide Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(a)	225	228,442
9.25%, 02/15/24 (Call 02/15/22)	152	158,422
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)(c)	550	401,351
6.63%, 08/15/27 (Call 08/15/22)(a)(c)	120	64,804
EW Scripps Co. (The), 5.13%, 05/15/25 (Call 05/15/21)(a)	50	51,317
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)	115	118,752
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)	145	144,884
5.88%, 07/15/26 (Call 07/15/21)(a)	95	98,542
7.00%, 05/15/27 (Call 05/15/22)(a)(c)	150	163,731
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	95	96,979
5.25%, 08/15/27 (Call 08/15/22)(a)	140	144,897
6.38%, 05/01/26 (Call 05/01/22)(c)	155	164,928
8.38%, 05/01/27 (Call 05/01/22)(c)	260	278,756
Nexstar Broadcasting Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)	185	188,339
5.63%, 07/15/27 (Call 07/15/22)(a)	335	353,850
Quebecor Media Inc., 5.75%, 01/15/23	150	160,227
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(a)	110	109,205
5.38%, 01/15/31 (Call 01/15/26)(a)	105	106,502
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(a)	100	105,147
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)	140	136,454
5.13%, 02/15/27 (Call 08/15/21)(a)	80	79,259
5.50%, 03/01/30 (Call 12/01/24)(a)(c)	115	114,464
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/21)(a)	145	145,709
4.13%, 07/01/30 (Call 07/01/25)(a)(c)	280	280,148
4.63%, 07/15/24 (Call 07/15/21)(a)	240	246,912
5.00%, 08/01/27 (Call 08/01/22)(a)	265	277,381
5.38%, 07/15/26 (Call 07/15/21)(a)	185	191,044

Security	Par (000)	Value

Media (continued)
5.50%, 07/01/29 (Call 07/01/24)(a)	$235	$254,068
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)	190	193,836
4.75%, 03/15/26 (Call 03/15/23)(a)	90	95,901
5.00%, 09/15/29 (Call 09/15/24)	210	218,209
Telenet Finance Luxembourg Note Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	200	211,208
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/15/22)(a)	260	264,308
6.63%, 06/01/27 (Call 06/01/23)(a)	285	308,929
Videotron Ltd.
5.00%, 07/15/22	125	130,145
5.13%, 04/15/27 (Call 04/15/22)(a)	130	137,270
5.38%, 06/15/24 (Call 03/15/24)(a)	140	154,013
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)	200	199,498
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)	200	201,456
5.50%, 08/15/26 (Call 08/15/21)(a)	200	207,710
5.50%, 05/15/29 (Call 05/15/24)(a)	275	293,725
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(a)	100	101,355
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)(c)	100	102,443
6.00%, 01/15/27 (Call 01/15/22)(a)	150	157,411
Ziggo BV
4.88%, 01/15/30 (Call 10/15/24)(a)	200	205,494
5.50%, 01/15/27 (Call 01/15/22)(a)	243	252,642

		8,423,675

Mining — 1.3%
Compass Minerals International Inc., 6.75%, 12/01/27 (Call 12/01/22)(a)	100	108,123
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(a)(c)	100	97,870
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)	270	280,190
4.50%, 09/15/27 (Call 06/15/27)(a)(c)	130	140,526
5.13%, 05/15/24 (Call 02/15/24)(a)	145	157,780
Joseph T Ryerson & Son Inc., 8.50%, 08/01/28 (Call 08/01/23)(a)	95	105,134
Kaiser Aluminum Corp., 4.63%, 03/01/28 (Call 03/01/23)(a)(c)	100	102,768
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(a)	75	81,444
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(a)(c)	200	211,996
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(a)(c)	100	104,007

		1,389,838

Office & Business Equipment — 1.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)	130	128,875
4.13%, 05/01/25 (Call 05/01/22)	110	114,716
4.25%, 04/01/28 (Call 10/01/22)	115	119,695
5.50%, 12/01/24 (Call 06/01/24)	95	104,699
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(a)	80	81,690
Xerox Corp., 4.38%, 03/15/23 (Call 02/15/23)	185	193,547
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)	135	141,931
5.50%, 08/15/28 (Call 07/15/28)(a)	160	167,221

		1,052,374

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers — 3.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(a)	$100	$98,702
4.00%, 09/01/29 (Call 05/15/24)(a)	100	99,564
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(a)(c)	200	205,730
5.25%, 04/30/25 (Call 04/30/22)(a)	200	209,982
5.25%, 08/15/27 (Call 08/15/22)(a)	350	357,570
6.00%, 02/15/25 (Call 02/15/22)(a)	200	206,268
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	235	227,658
4.00%, 11/15/23	170	180,423
4.88%, 03/15/26 (Call 12/15/25)	135	151,451
5.25%, 07/01/25	160	181,144
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/23)(a)	100	104,357
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/22)(a)	130	132,144
7.88%, 07/15/26 (Call 07/15/21)(a)	80	83,661
Graphic Packaging International LLC, 3.50%, 03/15/28(a)	75	74,862
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(a)	100	105,869
Owens-Brockway Glass Container Inc.
5.88%, 08/15/23(a)	125	135,894
6.63%, 05/13/27 (Call 05/15/23)(a)	125	135,469
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	110	115,610
4.88%, 12/01/22 (Call 09/01/22)(a)	75	78,580
5.13%, 12/01/24 (Call 09/01/24)(a)	70	76,284
5.25%, 04/01/23 (Call 01/01/23)(a)	70	74,200
5.50%, 09/15/25 (Call 06/15/25)(a)	55	60,918
6.88%, 07/15/33(a)	100	125,584
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(a)	80	79,824

		3,301,748

Pharmaceuticals — 1.2%
Elanco Animal Health Inc.
5.27%, 08/28/23 (Call 07/28/23)	160	172,925
5.90%, 08/28/28 (Call 05/28/28)	140	159,057
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)	120	130,520
HLF Financing Sarl LLC/Herbalife International Inc., 7.25%, 08/15/26 (Call 08/15/21)(a)	75	78,363
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/22)(a)	200	214,048
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	275	281,154
Owens & Minor Inc., 4.50%, 03/31/29 (Call 03/31/24)(a)	100	101,025
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)	130	124,699
5.13%, 01/15/28 (Call 01/15/23)(a)	65	68,132

		1,329,923

Real Estate — 1.3%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/18/23)(a)	125	133,855
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	125	123,751
4.38%, 02/01/31 (Call 02/01/26)(a)	125	124,015
5.38%, 08/01/28 (Call 08/01/23)(a)	150	158,640
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	105	108,461
5.00%, 03/01/31 (Call 03/01/26)	115	118,975

Security	Par (000)	Value

Real Estate (continued)
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	$80	$87,396
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)	95	98,774
5.75%, 01/15/29 (Call 01/15/24)(a)(c)	170	176,324
7.63%, 06/15/25 (Call 06/15/22)(a)	105	114,673
9.38%, 04/01/27 (Call 04/01/22)(a)	85	95,176

		1,340,040

Real Estate Investment Trusts — 5.6%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)(c)	160	167,173
Felcor Lodging LP, 6.00%, 06/01/25 (Call 06/01/21)	100	102,301
HAT Holdings I LLC/HAT Holdings II LLC
5.25%, 07/15/24 (Call 07/15/21)(a)	100	103,369
6.00%, 04/15/25 (Call 04/15/22)(a)(c)	85	90,029
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	190	189,341
4.88%, 09/15/27 (Call 09/15/22)(a)	175	181,905
4.88%, 09/15/29 (Call 09/15/24)(a)	180	183,821
5.00%, 07/15/28 (Call 07/15/23)(a)(c)	120	124,205
5.25%, 03/15/28 (Call 12/27/22)(a)	180	188,764
5.25%, 07/15/30 (Call 07/15/25)(a)	235	243,989
5.63%, 07/15/32 (Call 07/15/26)(a)(c)	100	105,581
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	115	116,855
4.75%, 10/01/24 (Call 07/01/24)	125	130,771
5.50%, 02/15/26 (Call 08/15/22)	80	82,982
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
3.88%, 02/15/29 (Call 11/15/28)(a)	135	136,818
4.50%, 09/01/26 (Call 06/01/26)	110	116,401
4.63%, 06/15/25 (Call 03/15/25)(a)	135	143,797
5.63%, 05/01/24 (Call 02/01/24)	195	210,282
5.75%, 02/01/27 (Call 11/01/26)(c)	145	161,906
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/28 (Call 10/01/23)(a)	135	143,231
7.50%, 06/01/25 (Call 06/01/22)(a)	100	108,708
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)	120	118,993
4.75%, 10/15/27 (Call 10/15/22)	141	145,245
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(a)	290	277,878
3.88%, 02/15/27 (Call 02/15/23)(c)	265	271,225
4.88%, 09/01/24 (Call 09/01/21)	110	112,622
Starwood Property Trust Inc., 4.75%, 03/15/25 (Call 09/15/24)	90	93,739
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 12/15/21)(a)	105	108,325
7.88%, 02/15/25 (Call 02/15/22)(a)	375	403,965
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)	90	89,755
6.00%, 04/15/23 (Call 04/15/22)(a)(c)	95	96,440
6.50%, 02/15/29 (Call 02/15/24)(a)	220	219,215
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(a)	135	138,074
3.75%, 02/15/27 (Call 02/15/23)(a)	160	161,222
4.13%, 08/15/30 (Call 02/15/25)(a)	185	188,012
4.25%, 12/01/26 (Call 12/01/22)(a)	240	248,153
4.63%, 12/01/29 (Call 12/01/24)(a)(c)	180	187,137

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(a)	$115	$122,040

		6,014,269

Retail — 4.6%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)	170	166,614
3.88%, 01/15/28 (Call 09/15/22)(a)(c)	135	136,597
4.00%, 10/15/30 (Call 10/15/25)(a)	515	502,485
4.25%, 05/15/24 (Call 05/15/21)(a)	98	99,308
4.38%, 01/15/28 (Call 11/15/22)(a)	145	146,965
5.75%, 04/15/25 (Call 04/15/22)(a)	105	111,447
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)(c)	75	77,466
4.75%, 03/01/30 (Call 03/01/25)	100	104,498
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/21)(a)	255	261,579
Bed Bath & Beyond Inc., 5.17%, 08/01/44 (Call 02/01/44)	100	92,078
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(a)	105	113,491
Foundation Building Materials Inc., 6.00%, 03/01/29 (Call 03/01/24)(a)	100	99,188
Gap Inc. (The)
8.38%, 05/15/23(a)	100	113,815
8.63%, 05/15/25 (Call 05/15/22)(a)	140	155,205
8.88%, 05/15/27 (Call 05/15/23)(a)	190	222,300
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(a)	105	104,843
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)	155	162,863
5.25%, 06/01/26 (Call 06/01/21)(a)	185	190,239
Lithia Motors Inc.
4.38%, 01/15/31 (Call 10/15/25)(a)	110	116,061
4.63%, 12/15/27 (Call 12/15/22)(a)	65	68,258
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(a)	235	259,198
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	125	125,065
5.88%, 04/01/29 (Call 04/01/24)(a)	95	97,400
Magic Mergeco Inc.
5.25%, 05/01/28 (Call 11/01/23)(a)	96	97,274
7.88%, 05/01/29 (Call 04/01/24)(a)	235	242,022
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(a)	100	103,597
8.00%, 11/15/26 (Call 01/15/23)(a)	150	155,781
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/21)(c)	80	82,440
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	205	202,481
4.63%, 01/31/32 (Call 10/01/26)	205	214,237
4.75%, 01/15/30 (Call 10/15/29)(a)	130	139,499
7.75%, 04/01/25 (Call 04/01/22)(a)	120	131,125

		4,895,419

Semiconductors — 1.3%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(a)	100	107,699
ams AG, 7.00%, 07/31/25 (Call 07/31/22)(a)(c)	200	213,204
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)(c)	70	71,050
4.38%, 04/15/28 (Call 04/15/23)(a)(c)	110	115,613
4.63%, 02/10/26 (Call 11/10/21)(a)(c)	100	103,469
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)(a)	235	246,336
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(a)	150	154,371

Security	Par (000)	Value

Semiconductors (continued)
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(a)	$150	$151,961
4.38%, 10/15/29 (Call 10/15/24)	165	179,154
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)	75	75,133

		1,417,990

Software — 1.8%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/21)(a)	75	78,917
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)	190	186,721
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(a)	140	145,516
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	120	126,991
5.00%, 10/15/24 (Call 07/15/24)	70	77,047
5.25%, 05/15/29 (Call 05/15/24)(a)	85	91,673
Dun & Bradstreet Corp. (The), 6.88%, 08/15/26 (Call 02/15/22)(a)	90	95,953
Dun & Bradstreet Corp./The, 10.25%, 02/15/27 (Call 02/15/22)(a)	96	106,383
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(a)	25	27,767
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)	115	120,775
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)	175	177,240
5.88%, 06/01/26 (Call 06/01/21)(a)	155	160,041
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(a)	145	146,556
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(a)	80	82,038
4.00%, 02/15/28 (Call 02/15/23)(a)	90	92,354
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	105	107,029
3.88%, 03/15/31 (Call 03/15/26)(c)	90	92,344

		1,915,345

Telecommunications — 11.4%
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)	200	212,770
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/21)(a)(c)	97	100,051
CommScope Inc.
5.50%, 03/01/24 (Call 03/01/22)(a)	190	195,881
6.00%, 03/01/26 (Call 03/01/22)(a)	285	300,367
7.13%, 07/01/28 (Call 07/01/23)(a)(c)	145	156,343
8.25%, 03/01/27 (Call 03/01/22)(a)	210	224,912
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(c)	125	123,721
6.00%, 06/15/25 (Call 06/15/21)(a)	221	224,951
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)	85	86,314
6.50%, 10/01/28 (Call 10/01/23)(a)(c)	140	150,823
Embarq Corp., 8.00%, 06/01/36	275	320,243
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(a)	160	167,901
Hughes Satellite Systems Corp.
5.25%, 08/01/26	145	159,797
6.63%, 08/01/26(c)	155	171,749
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)	175	169,682
3.75%, 07/15/29 (Call 01/15/24)(a)	160	155,933
4.25%, 07/01/28 (Call 07/01/23)(a)	210	211,489
4.63%, 09/15/27 (Call 09/15/22)(a)	175	180,388
5.38%, 05/01/25 (Call 05/01/21)	100	102,179
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(a)	190	197,811

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	$210	$213,654
4.50%, 01/15/29 (Call 01/15/24)(a)	250	246,173
5.13%, 12/15/26 (Call 12/15/22)(a)	185	193,973
5.63%, 04/01/25 (Call 01/01/25)	100	107,983
Series G, 6.88%, 01/15/28	32	36,138
Series P, 7.60%, 09/15/39	100	114,855
Series U, 7.65%, 03/15/42	100	114,226
Series W, 6.75%, 12/01/23	125	138,301
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	175	195,734
Nokia OYJ
3.38%, 06/12/22	70	71,793
4.38%, 06/12/27	95	103,979
6.63%, 05/15/39	90	115,673
Plantronics Inc.
4.75%, 03/01/29 (Call 03/01/24)(a)(c)	95	93,574
5.50%, 05/31/23 (Call 05/15/21)(a)	100	100,082
QualityTech LP/QTS Finance Corp., 3.88%, 10/01/28 (Call 10/01/23)(a)	125	126,126
Sprint Capital Corp.
6.88%, 11/15/28	275	346,307
8.75%, 03/15/32	220	326,033
Sprint Communications Inc., 6.00%, 11/15/22	225	240,323
Sprint Corp.
7.13%, 06/15/24	270	311,942
7.63%, 02/15/25 (Call 11/15/24)	175	208,275
7.63%, 03/01/26 (Call 11/01/25)	160	196,219
7.88%, 09/15/23	460	524,791
Switch Ltd., 3.75%, 09/15/28 (Call 09/15/23)(a)	100	99,369
Telecom Italia Capital SA
6.00%, 09/30/34	275	309,818
6.38%, 11/15/33	60	70,554
7.20%, 07/18/36	160	198,947
7.72%, 06/04/38	225	294,878
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	250	272,863
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)	185	186,265
2.63%, 04/15/26 (Call 04/15/23)	185	188,180
2.63%, 02/15/29 (Call 02/15/24)	190	185,087
2.88%, 02/15/31 (Call 02/15/26)	185	180,388
3.38%, 04/15/29 (Call 04/15/24)	180	183,164
3.50%, 04/15/31 (Call 04/15/26)	142	143,970
4.50%, 02/01/26 (Call 02/01/22)	115	117,846
4.75%, 02/01/28 (Call 02/01/23)	265	283,160
5.38%, 04/15/27 (Call 04/15/22)(c)	145	153,793
6.00%, 03/01/23 (Call 05/11/21)(c)	110	110,898

Security	Par/ Shares (000)	Value

Telecommunications (continued)
6.00%, 04/15/24 (Call 05/11/21)(c)	$150	$151,091
United States Cellular Corp., 6.70%, 12/15/33	125	156,148
Vmed O2 UK Financing I PLC, 4.25%, 01/31/31 (Call 01/31/26)(a)	225	220,052
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29)(e)	365	445,260
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 03/01/22)(a)	260	258,123
6.13%, 03/01/28 (Call 03/01/23)(a)	190	196,110

		12,145,423

Total Corporate Bonds & Notes — 97.6% (Cost: $102,981,434)		104,259,966

Short-Term Investments

Money Market Funds — 12.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(f)(h)(i)	10,515	10,520,475
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(h)	2,595	2,595,000

		13,115,475

Total Short-Term Investments — 12.3% (Cost: $13,115,258)		13,115,475

Total Investments in Securities — 109.9% (Cost: $116,096,692)		117,375,441

Other Assets, Less Liabilities — (9.9)%		(10,545,493)

Net Assets — 100.0%		$106,829,948

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	All or a portion of this security is on loan.
(d)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Affiliate of the Fund.
(g)	Perpetual security with no stated maturity date.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® ESG Advanced High Yield Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$5,685,245	$4,836,997	(a)	$—	$(1,134)	$(633)	$10,520,475	10,515	$11,090	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,535,000	1,060,000	(a)	—	—	—	2,595,000	2,595	316		—

					$(1,134)	$(633)	$13,115,475		$11,406		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$104,259,966	$—	$104,259,966
Money Market Funds	13,115,475	—	—	13,115,475

	$13,115,475	$104,259,966	$—	$117,375,441

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) April 30, 2021	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 4.0%
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)(a)	$4,545	$4,820,336
4.95%, 08/15/25 (Call 05/15/25)(a)	3,525	3,843,554
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)(a)	14,761	16,166,985
5.87%, 02/23/22	1,500	1,567,500
5.90%, 02/01/27(a)	7,469	8,605,857
5.95%, 02/01/37	7,361	8,847,333
6.75%, 01/15/28	3,205	3,842,699
6.88%, 05/01/25 (Call 04/01/25)(a)	14,588	16,921,059
Leonardo U.S. Holdings Inc., 6.25%, 01/15/40(a)(b)	1,293	1,523,076
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)(b)	12,375	12,489,345
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)(a)	3,758	3,891,146
3.95%, 06/15/23 (Call 05/15/23)(a)	3,377	3,344,243
4.60%, 06/15/28 (Call 03/15/28)(a)	8,560	8,361,408

		94,224,541

Airlines — 3.0%
American Airlines Pass Through Trust
Series 2013-1, Class A, 4.00%, 01/15/27	1,701	1,571,749
Series 2013-2, Class A, 4.95%, 01/15/23	7,233	7,275,490
Series 2014-1, Class A, 3.70%, 04/01/28(a)	5,105	5,053,514
Series 2015-1, Class A, 3.38%, 11/01/28	8,321	8,133,947
Series 2016-1, Class A, 4.10%, 07/15/29(a)	2,460	2,419,983
Series 2016-2, Class A, 3.65%, 12/15/29	2,473	2,370,441
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(a)	10,750	10,846,535
3.63%, 03/15/22 (Call 02/15/22)	2,500	2,537,375
3.75%, 10/28/29 (Call 07/28/29)(a)	7,341	7,305,910
3.80%, 04/19/23 (Call 03/19/23)(a)	6,075	6,281,671
4.38%, 04/19/28 (Call 01/19/28)(a)	5,870	6,200,305
Hawaiian Airlines Pass Through Certificates, Series 2013-1, Class A, 3.90%, 07/15/27	2,289	2,230,131
U.S. Airways Pass Through Trust
Series 2012-2, Class A, 4.63%, 12/03/26	1,342	1,321,624
Series 2013-1, Class A, 3.95%, 05/15/27	4,804	4,755,678
UAL Pass Through Trust, Series 2007-1A, 6.64%, 01/02/24	1,040	1,077,224

		69,381,577

Apparel — 0.6%
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(b)	4,874	5,169,364
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(a)	7,607	7,730,842

		12,900,206

Auto Manufacturers — 3.1%
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(a)	3,745	3,958,690
4.75%, 01/15/43(a)	4,775	4,824,564
5.29%, 12/08/46 (Call 06/08/46)(a)	3,284	3,474,866
6.38%, 02/01/29	725	827,849
6.63%, 10/01/28	1,475	1,733,022
7.40%, 11/01/46	900	1,130,706
7.45%, 07/16/31(a)	4,875	6,269,445
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)	1,950	1,977,749
3.09%, 01/09/23	3,525	3,595,676
3.10%, 05/04/23(a)	2,475	2,529,475
3.34%, 03/28/22 (Call 02/28/22)	1,000	1,013,870
3.35%, 11/01/22(a)	2,725	2,787,130

Security	Par (000)	Value

Auto Manufacturers (continued)
3.55%, 10/07/22(a)	$1,575	$1,614,517
3.66%, 09/08/24	1,775	1,848,024
3.81%, 01/09/24 (Call 11/09/23)	1,750	1,815,625
3.82%, 11/02/27 (Call 08/02/27)(a)	2,075	2,134,635
4.06%, 11/01/24 (Call 10/01/24)(a)	4,000	4,210,600
4.13%, 08/04/25	2,950	3,110,096
4.14%, 02/15/23 (Call 01/15/23)(a)	1,975	2,049,142
4.25%, 09/20/22(a)	2,175	2,245,796
4.27%, 01/09/27 (Call 11/09/26)	2,050	2,163,365
4.38%, 08/06/23(a)	2,382	2,513,486
4.39%, 01/08/26	2,675	2,856,151
4.54%, 08/01/26 (Call 06/01/26)	1,950	2,092,174
4.69%, 06/09/25 (Call 04/09/25)(a)	1,300	1,397,474
5.11%, 05/03/29 (Call 02/03/29)	3,825	4,176,632
5.58%, 03/18/24 (Call 02/18/24)	3,275	3,569,848

		71,920,607

Auto Parts & Equipment — 0.9%
Goodyear Tire & Rubber Co. (The), 7.00%, 03/15/28	1,725	1,932,035
ZF North America Capital Inc.
4.50%, 04/29/22(a)(b)	5,000	5,144,400
4.75%, 04/29/25(a)(b)	12,863	13,875,318

		20,951,753

Banks — 5.6%
Barclays Bank PLC, 6.86%, (Call 06/15/32)(a)(b)(c)(d)	2,285	3,145,691
Commerzbank AG, 8.13%, 09/19/23(a)(b)	12,171	13,949,305
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23), (5 year USD Swap + 2.248%)(a)(d)	17,906	18,610,064
4.50%, 04/01/25(a)	18,149	19,584,767
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)(b)	11,925	17,001,592
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)(b)	24,079	26,143,533
UniCredit SpA
5.86%, 06/19/32 (Call 06/19/27)(a)(b)(d)	12,100	13,433,178
7.30%, 04/02/34 (Call 04/02/29)(b)(d)	15,075	17,882,719

		129,750,849

Chemicals — 2.6%
CF Industries Inc.
3.45%, 06/01/23	9,170	9,557,157
4.95%, 06/01/43	8,726	10,163,260
5.15%, 03/15/34(a)	8,673	10,167,184
5.38%, 03/15/44	8,815	10,786,387
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)(a)	3,629	3,750,136
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)(a)	3,079	3,244,650
5.25%, 12/15/29 (Call 09/15/29)(a)	8,350	8,798,813
5.65%, 12/01/44 (Call 06/01/44)(a)	3,549	3,610,788

		60,078,375

Commercial Services — 3.4%
ADT Security Corp. (The)
3.50%, 07/15/22	10,735	10,988,024
4.13%, 06/15/23	9,506	9,963,239
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)(a)	4,510	4,854,654
4.00%, 03/01/26 (Call 12/01/25)(b)	6,133	6,789,108
4.13%, 08/01/23 (Call 07/01/23)(a)	3,325	3,565,663
4.25%, 05/01/29 (Call 02/01/29)	11,065	12,557,337
4.75%, 02/15/25 (Call 11/15/24)(b)	8,400	9,441,012
4.75%, 08/01/28 (Call 05/01/28)	9,020	10,469,424

58	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
5.00%, 11/01/22 (Call 08/01/22)(b)	$5,897	$6,211,428
North Queensland Export Terminal Pty Ltd., 4.45%, 12/15/22(a)(b)	6,136	5,796,925

		80,636,814

Computers — 3.1%
Dell Inc.
5.40%, 09/10/40(a)	3,007	3,445,661
6.50%, 04/15/38(a)	4,869	6,111,764
7.10%, 04/15/28	2,705	3,434,944
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	11,618	12,042,754
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	6,265	6,432,150
4.13%, 01/15/31 (Call 10/15/30)(b)	6,395	6,483,891
4.25%, 03/01/22 (Call 02/01/22)(a)	700	717,752
4.75%, 06/01/23(a)	6,363	6,837,107
4.75%, 01/01/25(a)	6,124	6,692,797
4.88%, 03/01/24 (Call 01/01/24)(a)	5,930	6,401,435
4.88%, 06/01/27 (Call 03/01/27)(a)	5,845	6,490,230
5.75%, 12/01/34 (Call 06/01/34)(a)	5,565	6,373,483

		71,463,968

Cosmetics & Personal Care — 0.4%
Avon Products Inc.
6.50%, 03/15/23	5,910	6,330,910
8.45%, 03/15/43	2,290	2,925,292

		9,256,202

Diversified Financial Services — 0.8%
Navient Corp.
5.50%, 01/25/23(a)	12,159	12,725,731
5.63%, 08/01/33	7,181	6,730,608

		19,456,339

Electric — 3.4%
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)(a)	2,052	2,068,334
2.65%, 03/01/30 (Call 12/01/29)	4,270	4,183,575
Series A, 1.60%, 01/15/26 (Call 12/15/25)	2,175	2,119,407
Series A, 3.35%, 07/15/22 (Call 05/15/22)(a)	3,235	3,304,779
Series B, 2.25%, 09/01/30 (Call 06/01/30)(a)	2,859	2,691,520
Series B, 4.40%, 07/15/27 (Call 04/15/27)(a)	10,432	11,425,544
Series B, 4.75%, 03/15/23 (Call 12/15/22)(a)	5,675	6,008,293
Series C, 3.40%, 03/01/50 (Call 09/01/49)	5,750	5,282,238
Series C, 5.35%, 07/15/47 (Call 01/15/47)(a)	6,748	7,833,416
Series C, 7.38%, 11/15/31	10,025	13,577,259
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)(a)(b)	4,603	5,020,952
4.55%, 04/01/49 (Call 10/01/48)(a)(b)	3,107	3,458,681
5.45%, 07/15/44 (Call 01/15/44)(b)	2,548	3,081,933
Midland Cogeneration Venture LP, 6.00%, 03/15/25(a)(b)	485	504,143
Panoche Energy Center LLC, 6.89%, 07/31/29(a)(b)	238	208,616
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)(a)	5,265	5,482,392
6.50%, 03/15/40	3,349	3,844,953

		80,096,035

Electronics — 0.4%
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)(a)	3,186	3,296,012
5.45%, 12/15/24 (Call 09/15/24)	5,675	6,500,202

		9,796,214

Security	Par (000)	Value

Energy - Alternate Sources — 0.3%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	$6,152	$7,117,791

Engineering & Construction — 0.6%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)(a)	6,346	6,556,180
4.25%, 09/15/28 (Call 06/15/28)(a)	7,224	7,425,983

		13,982,163

Food — 3.1%
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	6,902	7,278,918
3.50%, 06/06/22	950	978,244
3.75%, 04/01/30 (Call 01/01/30)	675	721,184
3.95%, 07/15/25 (Call 04/15/25)	4,138	4,581,345
4.00%, 06/15/23 (Call 05/15/23)	1,160	1,245,805
4.38%, 06/01/46 (Call 12/01/45)	11,112	11,902,619
4.63%, 01/30/29 (Call 10/30/28)(a)	4,278	4,825,413
4.88%, 10/01/49 (Call 04/01/49)	100	114,750
5.00%, 07/15/35 (Call 01/15/35)(a)	3,790	4,419,481
5.00%, 06/04/42	7,235	8,336,746
5.20%, 07/15/45 (Call 01/15/45)	7,285	8,622,817
6.38%, 07/15/28	964	1,176,379
6.50%, 02/09/40(a)	2,758	3,657,604
6.75%, 03/15/32	1,586	2,079,579
6.88%, 01/26/39	3,296	4,523,035
7.13%, 08/01/39(a)(b)	3,352	4,744,722
Safeway Inc., 7.25%, 02/01/31	2,543	2,961,349

		72,169,990

Health Care - Services — 0.8%
HCA Inc.
7.05%, 12/01/27(a)	1,025	1,238,856
7.50%, 11/15/95(a)	2,464	3,387,532
7.69%, 06/15/25(a)	3,577	4,313,361
8.36%, 04/15/24(a)	454	532,483
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)(a)	4,005	4,378,867
Tenet Healthcare Corp., 6.88%, 11/15/31	4,370	4,887,058

		18,738,157

Housewares — 2.6%
Newell Brands Inc.
4.00%, 06/15/22 (Call 03/15/22)(a)	1,175	1,206,948
4.00%, 12/01/24 (Call 09/01/24)(a)	2,375	2,535,028
4.35%, 04/01/23 (Call 02/01/23)(a)	13,276	13,982,283
4.70%, 04/01/26 (Call 01/01/26)	23,820	26,533,813
5.88%, 04/01/36 (Call 10/01/35)	4,926	6,116,466
6.00%, 04/01/46 (Call 10/01/45)(a)	7,993	10,217,931

		60,592,469

Insurance — 0.5%
Genworth Holdings Inc., 6.50%, 06/15/34	3,305	3,290,821
Liberty Mutual Group Inc., 7.80%, 03/07/87(a)(b)	3,672	4,771,911
MBIA Inc., 5.70%, 12/01/34	1,030	965,481
Provident Financing Trust I, 7.41%, 03/15/38(a)	1,450	1,680,869

		10,709,082

Internet — 0.2%
NortonLifeLock Inc., 3.95%, 06/15/22 (Call 03/15/22)(a)	4,492	4,586,826

Iron & Steel — 2.8%
Allegheny Ludlum LLC, 6.95%, 12/15/25(a)	740	805,497
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)(a)	6,470	7,042,466

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
ArcelorMittal SA
3.60%, 07/16/24(a)	$8,445	$8,985,227
4.25%, 07/16/29(a)	6,224	6,751,235
4.55%, 03/11/26	9,101	10,093,555
6.13%, 06/01/25	2,967	3,453,232
7.00%, 03/01/41(a)	5,202	7,224,173
7.25%, 10/15/39	7,999	11,270,671
Carpenter Technology Corp., 4.45%, 03/01/23 (Call 12/01/22)(a)	3,734	3,891,687
Cleveland-Cliffs Inc., 6.25%, 10/01/40(a)	2,874	2,928,031
United States Steel Corp., 6.65%, 06/01/37	3,990	4,079,935

		66,525,709

Leisure Time — 5.6%
Carnival Corp.
6.65%, 01/15/28(a)	2,268	2,428,892
11.50%, 04/01/23 (Call 01/01/23)(b)	47,615	54,686,780
Carnival PLC, 7.88%, 06/01/27(a)	1,475	1,737,240
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)(a)	5,960	5,659,854
5.25%, 11/15/22	7,957	8,196,188
7.50%, 10/15/27(a)	3,623	4,272,676
10.88%, 06/01/23 (Call 03/01/23)(a)(b)	11,950	13,716,688
11.50%, 06/01/25 (Call 06/01/22)(b)	27,634	32,022,003
Silversea Cruise Finance Ltd., 7.25%, 02/01/25 (Call 02/01/22)(a)(b)	7,559	7,820,617

		130,540,938

Lodging — 0.9%
Travel & Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)	4,561	4,710,510
4.25%, 03/01/22 (Call 12/01/21)	2,000	2,027,520
6.00%, 04/01/27 (Call 01/01/27)	4,983	5,578,419
Travel + Leisure Co.
5.65%, 04/01/24 (Call 02/01/24)	2,536	2,762,186
6.60%, 10/01/25 (Call 07/01/25)	4,565	5,177,029

		20,255,664

Manufacturing — 0.6%
Bombardier Inc., 7.45%, 05/01/34(a)(b)	2,775	2,859,915
Hillenbrand Inc., 5.00%, 09/15/26 (Call 07/15/26)	4,407	4,880,003
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	5,275	5,568,396

		13,308,314

Media — 0.6%
Belo Corp.
7.25%, 09/15/27(a)	1,737	2,036,928
7.75%, 06/01/27	375	442,661
Liberty Interactive LLC
8.25%, 02/01/30	6,203	7,147,035
8.50%, 07/15/29	3,562	4,076,780

		13,703,404

Mining — 2.6%
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)	2,000	2,028,520
3.88%, 03/15/23 (Call 12/15/22)	11,480	11,990,745
4.55%, 11/14/24 (Call 08/14/24)	8,911	9,738,208
5.40%, 11/14/34 (Call 05/14/34)(a)	8,712	10,476,267
5.45%, 03/15/43 (Call 09/15/42)	22,305	27,237,305

		61,471,045

Office & Business Equipment — 1.1%
Pitney Bowes Inc., 4.63%, 03/15/24 (Call 12/15/23)	2,751	2,872,099

Security	Par (000)	Value

Office & Business Equipment (continued)
Xerox Corp.
3.80%, 05/15/24(a)	$3,381	$3,518,302
4.38%, 03/15/23 (Call 02/15/23)	11,886	12,435,133
4.80%, 03/01/35(a)	2,990	2,968,921
6.75%, 12/15/39	4,250	4,714,355

		26,508,810

Oil & Gas — 14.2%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	1,440	1,452,053
4.25%, 01/15/30 (Call 10/15/29)(a)	6,872	6,894,128
4.25%, 01/15/44 (Call 07/15/43)	6,796	6,362,619
4.38%, 10/15/28 (Call 07/15/28)(a)	10,707	10,911,825
4.75%, 04/15/43 (Call 10/15/42)	13,172	13,084,538
5.10%, 09/01/40 (Call 03/01/40)(a)	14,448	14,828,560
5.25%, 02/01/42 (Call 08/01/41)	4,483	4,666,041
5.35%, 07/01/49 (Call 01/01/49)	4,400	4,462,656
6.00%, 01/15/37	4,551	5,129,114
7.38%, 08/15/47(a)	1,370	1,533,427
7.75%, 12/15/29(a)	1,850	2,177,376
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	11,950	12,515,474
4.38%, 01/15/28 (Call 10/15/27)(a)	11,885	12,921,372
4.50%, 04/15/23 (Call 01/15/23)	8,031	8,417,211
4.90%, 06/01/44 (Call 12/01/43)	8,510	8,941,031
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)(a)	6,744	6,859,053
3.90%, 10/01/27 (Call 07/01/27)(a)	14,794	15,417,863
7.63%, 02/01/25 (Call 01/01/25)(a)	11,785	13,563,474
8.50%, 02/01/30 (Call 11/01/29)	9,040	11,559,990
Murphy Oil Corp.
6.38%, 12/01/42 (Call 06/01/42)	4,264	3,997,543
7.05%, 05/01/29	2,878	3,069,675
Occidental Petroleum Corp.
2.70%, 08/15/22	1,852	1,863,853
2.70%, 02/15/23 (Call 08/15/22)(a)	3,013	3,030,566
2.90%, 08/15/24 (Call 06/15/24)(a)	9,349	9,327,030
3.00%, 02/15/27 (Call 11/15/26)	2,470	2,361,246
3.20%, 08/15/26 (Call 06/15/26)(a)	3,130	3,056,789
3.40%, 04/15/26 (Call 01/15/26)	3,685	3,646,823
3.50%, 06/15/25 (Call 03/15/25)	2,570	2,578,121
3.50%, 08/15/29 (Call 05/15/29)(a)	4,740	4,529,497
4.10%, 02/15/47 (Call 08/15/46)	2,325	1,937,051
4.20%, 03/15/48 (Call 09/15/47)	2,898	2,442,550
4.30%, 08/15/39 (Call 02/15/39)	2,325	2,054,114
4.40%, 04/15/46 (Call 10/15/45)	3,748	3,312,145
4.40%, 08/15/49 (Call 02/15/49)	2,350	2,045,699
4.50%, 07/15/44 (Call 01/15/44)(a)	1,957	1,749,147
4.63%, 06/15/45 (Call 12/15/44)	2,375	2,162,770
5.55%, 03/15/26 (Call 12/15/25)(a)	3,376	3,625,351
6.20%, 03/15/40	2,152	2,282,971
6.45%, 09/15/36	5,370	6,113,906
6.60%, 03/15/46 (Call 09/15/45)	3,446	3,825,301
6.95%, 07/01/24	1,970	2,194,560
7.50%, 05/01/31(a)	2,750	3,273,298
7.88%, 09/15/31	1,537	1,871,559
7.95%, 06/15/39	1,004	1,225,292
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)	8,650	9,690,681
5.63%, 07/01/24	11,962	13,328,180

60	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Ovintiv Inc.
6.50%, 08/15/34(a)	$9,120	$11,627,270
6.50%, 02/01/38	8,200	10,389,728
6.63%, 08/15/37	5,475	6,905,782
7.20%, 11/01/31	4,125	5,368,853
7.38%, 11/01/31	5,950	7,854,416
8.13%, 09/15/30	3,558	4,773,626
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)(a)	6,652	6,346,873
5.15%, 11/15/29 (Call 08/15/29)(a)	3,965	3,996,086
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	1,000	1,006,780
6.45%, 01/23/25 (Call 10/23/24)	10,328	11,152,174
Transocean Inc.
6.80%, 03/15/38	215	102,579
7.50%, 04/15/31	228	120,329
9.35%, 12/15/41	25	13,004

		331,951,023

Oil & Gas Services — 0.3%
Oceaneering International Inc., 4.65%, 11/15/24 (Call 09/30/24)	6,025	5,879,858

Packaging & Containers — 0.7%
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26(a)	3,941	4,796,709
Pactiv LLC
7.95%, 12/15/25	3,014	3,353,919
8.38%, 04/15/27	1,881	2,146,823
Sealed Air Corp., 6.88%, 07/15/33(b)	4,979	6,252,828

		16,550,279

Pharmaceuticals — 0.1%
Owens & Minor Inc., 4.38%, 12/15/24 (Call 09/15/24)(a)	2,596	2,689,015

Pipelines — 9.9%
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	7,430	7,464,698
4.13%, 12/01/27 (Call 09/01/27)	5,719	5,674,964
4.15%, 07/01/23 (Call 04/01/23)	5,514	5,711,567
4.35%, 10/15/24 (Call 07/15/24)	3,399	3,550,629
5.60%, 10/15/44 (Call 04/15/44)	3,177	3,063,518
5.85%, 11/15/43 (Call 05/15/43)	5,783	5,706,664
6.75%, 08/15/33(a)	275	298,026
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)(a)	6,197	6,450,829
4.95%, 04/01/22 (Call 01/01/22)(a)	2,450	2,506,228
5.60%, 04/01/44 (Call 10/01/43)	4,579	4,710,875
6.45%, 11/03/36(b)	3,540	3,994,536
6.75%, 09/15/37(a)(b)	5,180	6,001,341
8.13%, 08/16/30	3,445	4,471,197
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	8,406	8,480,393
4.40%, 04/01/24 (Call 01/01/24)	6,410	6,576,660
4.85%, 07/15/26 (Call 04/15/26)	6,010	6,045,639
5.05%, 04/01/45 (Call 10/01/44)	4,835	3,983,025
5.45%, 06/01/47 (Call 12/01/46)	5,895	5,010,986
5.60%, 04/01/44 (Call 10/01/43)	4,355	3,805,791
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	6,107	6,244,407
4.13%, 12/01/26 (Call 09/01/26)	6,207	6,278,691
4.75%, 07/15/23 (Call 06/15/23)(a)	7,110	7,444,170
5.50%, 07/15/28 (Call 04/15/28)	10,220	10,858,546

Security	Par (000)	Value

Pipelines (continued)
6.50%, 07/15/48 (Call 01/15/48)	$6,565	$6,660,586
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(b)	5,105	5,081,006
4.80%, 05/15/30 (Call 02/15/30)(b)	4,170	4,125,673
4.95%, 07/15/29 (Call 04/15/29)(b)	6,650	6,790,714
6.88%, 04/15/40(b)	5,700	6,140,895
7.50%, 07/15/38(b)	3,119	3,470,730
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(a)(b)	5,075	5,076,573
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	4,935	5,150,758
4.00%, 07/01/22 (Call 04/01/22)	3,800	3,888,388
4.35%, 02/01/25 (Call 01/01/25)	9,395	9,935,400
4.50%, 03/01/28 (Call 12/01/27)	3,435	3,663,050
4.65%, 07/01/26 (Call 04/01/26)(a)	4,625	4,956,797
4.75%, 08/15/28 (Call 05/15/28)(a)	3,625	3,903,690
5.30%, 02/01/30 (Call 11/01/29)(a)	11,005	12,002,823
5.30%, 03/01/48 (Call 09/01/47)	6,464	6,653,589
5.45%, 04/01/44 (Call 10/01/43)	5,490	5,782,562
5.50%, 08/15/48 (Call 02/15/48)	3,005	3,091,244
6.50%, 02/01/50 (Call 08/01/49)	8,711	9,850,660

		230,558,518

Real Estate Investment Trusts — 4.3%
Diversified Healthcare Trust
4.75%, 05/01/24 (Call 11/01/23)(a)	2,842	2,935,502
4.75%, 02/15/28 (Call 08/15/27)	6,314	6,352,010
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	6,180	6,031,865
4.50%, 04/01/25 (Call 01/01/25)(a)	3,500	3,678,920
4.50%, 06/01/27 (Call 03/01/27)(a)	5,574	5,728,400
4.75%, 12/15/26 (Call 09/15/26)(a)	5,589	5,870,797
4.95%, 04/15/28 (Call 01/15/28)(a)	4,639	4,838,663
5.25%, 07/15/23 (Call 04/15/23)	3,404	3,550,236
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)(a)	2,667	2,709,352
4.50%, 04/18/22 (Call 01/18/22)	1,906	1,918,732
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	4,661	4,306,391
4.35%, 10/01/24 (Call 09/01/24)	9,678	9,653,611
4.38%, 02/15/30 (Call 08/15/29)(a)	4,910	4,565,662
4.50%, 06/15/23 (Call 12/15/22)	6,000	6,123,960
4.50%, 03/15/25 (Call 09/15/24)	4,275	4,205,745
4.65%, 03/15/24 (Call 09/15/23)	4,172	4,226,528
4.75%, 10/01/26 (Call 08/01/26)(a)	5,405	5,273,605
4.95%, 02/15/27 (Call 08/15/26)(a)	4,849	4,746,201
4.95%, 10/01/29 (Call 07/01/29)(a)	5,130	4,958,812
5.00%, 08/15/22 (Call 02/15/22)(a)	5,504	5,575,442
5.25%, 02/15/26 (Call 08/15/25)(a)	4,205	4,226,950

		101,477,384

Retail — 4.7%
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)(a)	3,472	3,567,723
4.92%, 08/01/34 (Call 02/01/34)(a)	2,575	2,405,617
5.17%, 08/01/44 (Call 02/01/44)(a)	8,041	7,403,992
Brinker International Inc.
3.88%, 05/15/23	3,303	3,378,308
5.00%, 10/01/24 (Call 07/01/24)(a)(b)	4,005	4,194,196

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
L Brands Inc.
6.95%, 03/01/33	$4,259	$4,998,533
7.60%, 07/15/37	2,731	3,273,841
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	6,285	6,288,268
3.63%, 06/01/24 (Call 03/01/24)(a)	4,210	4,255,889
4.30%, 02/15/43 (Call 08/15/42)	2,754	2,156,602
4.38%, 09/01/23 (Call 06/01/23)(a)	705	719,100
4.50%, 12/15/34 (Call 06/15/34)	4,449	4,006,858
5.13%, 01/15/42 (Call 07/15/41)	3,030	2,632,434
6.38%, 03/15/37	1,731	1,700,275
6.70%, 07/15/34(b)	200	198,236
Marks & Spencer PLC, 7.13%, 12/01/37(a)(b)	2,900	3,372,613
QVC Inc.
4.38%, 03/15/23(a)	7,959	8,396,984
4.45%, 02/15/25 (Call 11/15/24)(a)	7,280	7,759,534
4.75%, 02/15/27 (Call 11/15/26)(a)	7,118	7,545,009
4.85%, 04/01/24(a)	7,153	7,762,650
5.45%, 08/15/34 (Call 02/15/34)	4,891	5,019,389
5.95%, 03/15/43(a)	3,614	3,604,965
Rite Aid Corp., 7.70%, 02/15/27	2,950	2,880,822
Yum! Brands Inc.
3.88%, 11/01/23 (Call 08/01/23)(a)	4,048	4,264,204
5.35%, 11/01/43 (Call 05/01/43)	3,114	3,198,856
6.88%, 11/15/37(a)	3,900	4,758,000

		109,742,898

Software — 0.3%
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)(a)	5,735	6,312,342

Telecommunications — 9.2%
Embarq Corp., 8.00%, 06/01/36	17,018	19,817,801
Lumen Technologies Inc.
Series G, 6.88%, 01/15/28(a)	5,030	5,680,480
Series P, 7.60%, 09/15/39	6,174	7,091,148
Series T, 5.80%, 03/15/22	2,500	2,582,575
Series U, 7.65%, 03/15/42	5,665	6,470,903
Nokia OYJ, 6.63%, 05/15/39	5,694	7,318,270
Qwest Corp., 7.25%, 09/15/25	2,885	3,402,771
Sprint Capital Corp.
6.88%, 11/15/28	28,214	35,529,890
8.75%, 03/15/32	22,706	33,649,611
Telecom Italia Capital SA
6.00%, 09/30/34	11,828	13,325,543
6.38%, 11/15/33	11,860	13,946,174
7.20%, 07/18/36	11,936	14,841,461

Security	Par/ Shares (000)	Value

Telecommunications (continued)
7.72%, 06/04/38(a)	$11,811	$15,479,142
United States Cellular Corp., 6.70%, 12/15/33(a)	6,444	8,049,716
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29)(d)	23,775	29,002,885

		216,188,370

Toys, Games & Hobbies — 0.4%
Mattel Inc.
3.15%, 03/15/23 (Call 12/15/22)(a)	3,217	3,296,010
5.45%, 11/01/41 (Call 05/01/41)	3,680	4,206,277
6.20%, 10/01/40	2,218	2,691,698

		10,193,985

Transportation — 0.1%
XPO CNW Inc., 6.70%, 05/01/34(a)	2,640	3,139,435

Total Corporate Bonds & Notes — 97.8% (Cost: $2,243,931,169)		2,284,806,949

Short-Term Investments

Money Market Funds — 9.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(e)(f)(g)	198,984	199,083,814
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	23,450	23,450,000

		222,533,814

Total Short-Term Investments — 9.5% (Cost: $222,542,551)		222,533,814

Total Investments in Securities — 107.3% (Cost: $2,466,473,720)		2,507,340,763

Other Assets, Less Liabilities — (7.3)%		(169,675,326)

Net Assets — 100.0%		$2,337,665,437

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Perpetual security with no stated maturity date.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

62	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Fallen Angels USD Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$42,461,709	$156,648,272	(a)	$—	$(10,313)	$(15,854)	$199,083,814	198,984	$244,587	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,140,000	20,310,000	(a)	—	—	—	23,450,000	23,450	778		—

					$(10,313)	$(15,854)	$222,533,814		$245,365		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$2,284,806,949	$—	$2,284,806,949
Money Market Funds	222,533,814	—	—	222,533,814

	$222,533,814	$2,284,806,949	$—	$2,507,340,763

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	63

Statements of Assets and Liabilities (unaudited)

April 30, 2021

	iShares 0-5 Year High Yield Corporate Bond ETF	iShares Broad USD High Yield Corporate Bond ETF	iShares ESG Advanced High Yield Corporate Bond ETF	iShares Fallen Angels USD Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$4,675,197,755	$7,452,053,067	$104,259,966	$2,284,806,949
Affiliated(c)	580,662,745	983,842,368	13,115,475	222,533,814
Cash	—	4,494,580	6,836	6,191
Receivables:
Investments sold	7,132,181	21,817,087	439,365	15,312,920
Securities lending income — Affiliated	146,155	228,888	1,968	69,662
Capital shares sold	—	31,123,780	—	3,361,692
Dividends	2,663	1,632	32	203
Interest	71,219,884	107,217,753	1,404,969	28,622,976

Total assets	5,334,361,383	8,600,779,155	119,228,611	2,554,714,407

LIABILITIES
Bank overdraft	493,500	—	—	—
Collateral on securities loaned, at value	490,341,122	983,283,764	10,522,841	199,123,047
Payables:
Investments purchased	34,414,548	65,192,101	1,845,385	17,473,134
Capital shares redeemed	—	27,840	—	—
Investment advisory fees	1,166,314	916,692	30,437	452,789

Total liabilities	526,415,484	1,049,420,397	12,398,663	217,048,970

NET ASSETS	$4,807,945,899	$7,551,358,758	$106,829,948	$2,337,665,437

NET ASSETS CONSIST OF:
Paid-in capital	$4,890,266,051	$7,320,184,179	$105,068,343	$2,295,588,947
Accumulated earnings (loss)	(82,320,152)	231,174,579	1,761,605	42,076,490

NET ASSETS	$4,807,945,899	$7,551,358,758	$106,829,948	$2,337,665,437

Shares outstanding	104,900,000	182,900,000	2,050,000	79,550,000

Net asset value	$45.83	$41.29	$52.11	$29.39

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$473,124,664	$944,371,850	$10,008,056	$190,850,140

(b) Investments, at cost — Unaffiliated	$4,544,411,877	$7,217,657,524	$102,981,434	$2,243,931,169

(c) Investments, at cost — Affiliated	$580,518,064	$983,763,184	$13,115,258	$222,542,551

See notes to financial statements.

64	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended April 30, 2021

	iShares 0-5 Year High Yield Corporate Bond ETF	iShares Broad USD High Yield Corporate Bond ETF	iShares ESG Advanced High Yield Corporate Bond ETF	iShares Fallen Angels USD Bond ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$930	$1,278	$—	$—
Dividends — Affiliated	23,166	11,962	316	778
Interest — Unaffiliated	127,006,961	188,061,558	1,769,803	23,088,931
Securities lending income — Affiliated — net	907,655	1,394,213	11,090	244,587
Other income — Unaffiliated	180,312	198,273	—	2,280

Total investment income	128,119,024	189,667,284	1,781,209	23,336,576

EXPENSES
Investment advisory fees	7,439,283	7,948,944	147,281	1,393,140
Miscellaneous	173	173	173	173

Total expenses	7,439,456	7,949,117	147,454	1,393,313

Less:

Investment advisory fees waived	—	(2,529,209)	—	—

Total expenses after fees waived	7,439,456	5,419,908	147,454	1,393,313

Net investment income	120,679,568	184,247,376	1,633,755	21,943,263

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	11,688,959	15,540,074	337,486	5,298,235
Investments — Affiliated	(52,716)	(72,390)	(1,134)	(10,313)
In-kind redemptions — Unaffiliated	84,287,774	66,795,010	—	10,297,705

Net realized gain	95,924,017	82,262,694	336,352	15,585,627

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	148,789,227	246,021,246	1,128,492	21,519,725
Investments — Affiliated	(49,824)	(113,378)	(633)	(15,854)

Net change in unrealized appreciation (depreciation)	148,739,403	245,907,868	1,127,859	21,503,871

Net realized and unrealized gain	244,663,420	328,170,562	1,464,211	37,089,498

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$365,342,988	$512,417,938	$3,097,966	$59,032,761

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	65

Statements of Changes in Net Assets

	iShares 0-5 Year High Yield Corporate Bond ETF		iShares Broad USD High Yield Corporate Bond ETF

	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$120,679,568	$217,687,574	$184,247,376	$252,547,347
Net realized gain (loss)	95,924,017	(265,535,289)	82,262,694	(64,260,877)
Net change in unrealized appreciation (depreciation)	148,739,403	(7,320,952)	245,907,868	(12,382,632)

Net increase (decrease) in net assets resulting from operations	365,342,988	(55,168,667)	512,417,938	175,903,838

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(126,647,033)	(221,554,490)	(188,022,886)	(246,122,254)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(335,048,510)	1,831,305,192	1,032,890,036	3,669,234,908

NET ASSETS
Total increase (decrease) in net assets	(96,352,555)	1,554,582,035	1,357,285,088	3,599,016,492
Beginning of period	4,904,298,454	3,349,716,419	6,194,073,670	2,595,057,178

End of period	$4,807,945,899	$4,904,298,454	$7,551,358,758	$6,194,073,670

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

66	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares ESG Advanced High Yield Corporate Bond ETF		iShares Fallen Angels USD Bond ETF

	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,633,755	$1,944,107	$21,943,263	$11,594,077
Net realized gain (loss)	336,352	730,452	15,585,627	(16,108,590)
Net change in unrealized appreciation (depreciation)	1,127,859	(263,347)	21,503,871	19,691,060

Net increase in net assets resulting from operations	3,097,966	2,411,212	59,032,761	15,176,547

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,912,262)	(1,914,198)	(21,321,388)	(10,831,445)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	44,409,439	37,422,013	1,977,982,615	174,101,492

NET ASSETS
Total increase in net assets	45,595,143	37,919,027	2,015,693,988	178,446,594
Beginning of period	61,234,805	23,315,778	321,971,449	143,524,855

End of period	$106,829,948	$61,234,805	$2,337,665,437	$321,971,449

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	67

Financial Highlights

(For a share outstanding throughout each period)

	iShares 0-5 Year High Yield Corporate Bond ETF

	Six Months Ended 04/30/21 (unaudited)		Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of period	$43.75		$46.20	$46.19	$47.53	$46.92	$46.49

Net investment income(a)	1.09		2.26	2.55	2.56	2.65	2.64
Net realized and unrealized gain (loss)(b)	2.14		(2.36)	0.01	(1.38)	0.58	0.40

Net increase (decrease) from investment operations	3.23		(0.10)	2.56	1.18	3.23	3.04

Distributions(c)
From net investment income		(1.15)	(2.35)	(2.55)	(2.52)	(2.62)	(2.61)

Total distributions		(1.15)	(2.35)	(2.55)	(2.52)	(2.62)	(2.61)

Net asset value, end of period	$45.83		$43.75	$46.20	$46.19	$47.53	$46.92

Total Return
Based on net asset value	7.47	%(d)	(0.10)%	5.71%	2.55%	7.06%	6.88%

Ratios to Average Net Assets
Total expenses	0.30	%(e)	0.30%	0.30%	0.30%	0.30%	0.44%

Total expenses after fees waived	0.30	%(e)	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	4.87	%(e)	5.15%	5.54%	5.46%	5.59%	5.80%

Supplemental Data
Net assets, end of period (000)	$4,807,946		$4,904,298	$3,349,716	$3,126,800	$3,602,986	$1,229,318

Portfolio turnover rate(f)	21	%(d)	45%	31%	35%	35%	31%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

68	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Broad USD High Yield Corporate Bond ETF

	Six Months Ended					Period From
	04/30/21		Year Ended	Year Ended	Year Ended	10/25/17	(b)
	(unaudited	)	10/31/20	10/31/19 (a)	10/31/18 (a)	to 10/31/17	(a)

Net asset value, beginning of period	$39.34		$40.61	$39.80	$41.67	$41.67

Net investment income(c)	1.03		2.21	2.52	2.39	0.03
Net realized and unrealized gain (loss)(d)	2.00		(1.23)	0.74	(2.17)		(0.03)

Net increase from investment operations	3.03		0.98	3.26	0.22	0.00

Distributions(e)
From net investment income		(1.08)	(2.25)	(2.45)	(2.09)	—

Total distributions		(1.08)	(2.25)	(2.45)	(2.09)	—

Net asset value, end of period	$41.29		$39.34	$40.61	$39.80	$41.67

Total Return
Based on net asset value	7.77	%(f)	2.61%	8.48%	0.55%	0.00	%(f)

Ratios to Average Net Assets
Total expenses	0.22	%(g)	0.22%	0.22%	0.22%	0.22	%(g)

Total expenses after fees waived	0.15	%(g)	0.15%	0.16%	0.22%	0.22	%(g)

Net investment income	5.10	%(g)	5.67%	6.23%	5.89%	3.19	%(g)

Supplemental Data
Net assets, end of period (000)	$7,551,359		$6,194,074	$2,595,057	$255,533	$49,997

Portfolio turnover rate(h)	12	%(f)	21%	19%	15%	0	%(f)

(a)	Per share amounts reflect a six-for-five stock split effective after the close of trading on April 18, 2019.
(b)	Commencement of operations.
(c)	Based on average shares outstanding.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Advanced High Yield Corporate Bond ETF

	Six Months Ended						Period From
	04/30/21		Year Ended	Year Ended	Year Ended	Year Ended	06/14/16	(a)
	(unaudited)		10/31/20	10/31/19	10/31/18	10/31/17	to 10/31/16

Net asset value, beginning of period	$51.03		$51.81	$49.54	$51.90	$51.28	$49.48

Net investment income(b)	1.00		2.41	2.88	2.93	3.00	1.09
Net realized and unrealized gain (loss)(c)	1.34		(0.73)	2.34	(2.37)	0.54	1.64

Net increase from investment operations	2.34		1.68	5.22	0.56	3.54	2.73

Distributions(d)
From net investment income		(1.05)	(2.46)	(2.95)	(2.92)	(2.92)		(0.93)
From net realized gain		(0.21)	—	—	—	—	—

Total distributions		(1.26)	(2.46)	(2.95)	(2.92)	(2.92)		(0.93)

Net asset value, end of period	$52.11		$51.03	$51.81	$49.54	$51.90	$51.28

Total Return
Based on net asset value	4.63	%(e)	3.42%	10.88%	1.13%	7.09%	5.52	%(e)

Ratios to Average Net Assets
Total expenses	0.35	%(f)	0.47%	0.50%	0.50%	0.50%	0.50	%(f)

Net investment income	3.88	%(f)	4.78%	5.70%	5.80%	5.80%	5.61	%(f)

Supplemental Data
Net assets, end of period (000)	$106,830		$61,235	$23,316	$9,908	$10,380	$10,255

Portfolio turnover rate(g)	17	%(e)	85%	24%	24%	18%	7	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

70	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Fallen Angels USD Bond ETF

	Six Months Ended						Period From
	04/30/21		Year Ended	Year Ended	Year Ended	Year Ended	06/14/16	(a)
	(unaudited)		10/31/20	10/31/19	10/31/18	10/31/17	to 10/31/16

Net asset value, beginning of period	$27.29		$26.58	$25.90	$27.64	$26.77	$25.00

Net investment income(b)	0.57		1.54	1.50	1.50	1.62	0.60
Net realized and unrealized gain (loss)(c)	2.20		0.65	0.67	(1.49)	0.89	1.69

Net increase from investment operations	2.77		2.19	2.17	0.01	2.51	2.29

Distributions(d)
From net investment income		(0.67)	(1.48)	(1.49)	(1.42)	(1.56)		(0.52)
From net realized gain	—		—	—	(0.33)	(0.08)	—

Total distributions		(0.67)	(1.48)	(1.49)	(1.75)	(1.64)		(0.52)

Net asset value, end of period	$29.39		$27.29	$26.58	$25.90	$27.64	$26.77

Total Return
Based on net asset value	10.24	%(e)	8.68%	8.70%	0.04%	9.72%	9.21	%(e)

Ratios to Average Net Assets
Total expenses	0.25	%(f)	0.25%	0.25%	0.25%	0.33%	0.35	%(f)

Net investment income	3.94	%(f)	5.84%	5.73%	5.65%	5.98%	6.02	%(f)

Supplemental Data
Net assets, end of period (000)	$2,337,665		$321,971	$143,525	$67,337	$15,204	$10,708

Portfolio turnover rate(g)	7	%(e)	51%	23%	29%	31%	8	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

0-5 Year High Yield Corporate Bond	Diversified
Broad USD High Yield Corporate Bond	Diversified
ESG Advanced High Yield Corporate Bond	Diversified
Fallen Angels USD Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche

72	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Notes to Financial Statements (unaudited) (continued)

the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

0-5 Year High Yield Corporate Bond
Barclays Bank PLC	$47,103,286	$47,103,286		$—	$—
Barclays Capital Inc.	25,425,162	25,425,162		—	—
BNP Paribas Prime Brokerage International Ltd.	37,648,578	37,648,578		—	—
BofA Securities, Inc.	14,059,051	14,059,051		—	—
Citadel Clearing LLC	6,215,733	6,215,733		—	—
Citigroup Global Markets Inc.	10,255,568	10,255,568		—	—
Credit Suisse Securities (USA) LLC	18,823,826	18,823,826		—	—
Deutsche Bank Securities Inc.	770,319	770,319		—	—
Goldman Sachs & Co.	158,951,837	158,951,837		—	—
Jefferies LLC	1,615,382	1,615,382		—	—
JPMorgan Securities LLC	123,208,317	123,208,317		—	—
Pershing LLC	541,108	541,108		—	—
RBC Capital Markets LLC	18,449,072	18,449,072		—	—
Scotia Capital (USA) Inc.	1,483,537	1,483,537		—	—
State Street Bank & Trust Company	2,035,728	2,035,728		—	—
Wells Fargo Bank, National Association	508,854	508,854		—	—
Wells Fargo Securities LLC	6,029,306	6,029,306		—	—

	$473,124,664	$473,124,664		$—	$—

74	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Broad USD High Yield Corporate Bond
Barclays Bank PLC	$133,437,873	$133,437,873		$—	$—
Barclays Capital Inc.	47,478,555	47,478,555		—	—
BMO Capital Markets	2,972,800	2,972,800		—	—
BNP Paribas Securities Corp.	1,970,420	1,970,420		—	—
BofA Securities, Inc.	24,350,893	24,350,893		—	—
Citadel Clearing LLC	16,270,831	16,270,831		—	—
Citigroup Global Markets Inc.	16,299,894	16,299,894		—	—
Credit Suisse Securities (USA) LLC	25,639,662	25,639,662		—	—
Goldman Sachs & Co.	217,358,111	217,358,111		—	—
Jefferies LLC	2,499,157	2,499,157		—	—
JPMorgan Securities LLC	252,188,776	252,188,776		—	—
Morgan Stanley & Co. LLC	83,399,988	83,399,988		—	—
Nomura Securities International Inc.	5,207,272	5,207,272		—	—
Pershing LLC	1,146,085	1,146,085		—	—
RBC Capital Markets LLC	79,744,265	79,744,265		—	—
Scotia Capital (USA) Inc.	9,189,939	9,189,939		—	—
State Street Bank & Trust Company	3,584,905	3,584,905		—	—
TD Prime Services LLC	1,249,531	1,249,531		—	—
Wells Fargo Bank, National Association	3,220,923	3,220,923		—	—
Wells Fargo Securities LLC	17,161,970	17,161,970		—	—

	$944,371,850	$944,371,850		$—	$—

ESG Advanced High Yield Corporate Bond
Barclays Bank PLC	$1,819,993	$1,819,993		$—	$—
Barclays Capital Inc.	401,948	401,948		—	—
Citadel Clearing LLC	922	922		—	—
Citigroup Global Markets Inc.	47,284	47,284		—	—
Credit Suisse Securities (USA) LLC	172,854	172,854		—	—
JPMorgan Securities LLC	4,067,139	4,067,139		—	—
Morgan Stanley & Co. LLC	2,324,743	2,324,743		—	—
RBC Capital Markets LLC	1,173,173	1,173,173		—	—

	$10,008,056	$10,008,056		$—	$—

Fallen Angels USD Bond
Barclays Bank PLC	$16,302,649	$16,302,649		$—	$—
BMO Capital Markets	4,475,252	4,475,252		—	—
Citadel Clearing LLC	3,834,732	3,834,732		—	—
Citigroup Global Markets Inc.	3,941,681	3,941,681		—	—
Credit Suisse Securities (USA) LLC	1,113,221	1,113,221		—	—
Goldman Sachs & Co.	58,993,736	58,993,736		—	—
Jefferies LLC	1,915,174	1,915,174		—	—
JPMorgan Securities LLC	70,533,458	70,533,458		—	—
Morgan Stanley & Co. LLC	15,708,951	15,708,951		—	—
Pershing LLC	1,019	1,019		—	—
RBC Capital Markets LLC	7,298,912	7,298,912		—	—
Scotia Capital (USA) Inc.	104,661	104,661		—	—
Wells Fargo Securities LLC	6,626,694	6,626,694		—	—

	$190,850,140	$190,850,140		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Notes to Financial Statements (unaudited) (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

0-5 Year High Yield Corporate Bond	0.30%
Broad USD High Yield Corporate Bond	0.22
ESG Advanced High Yield Corporate Bond	0.35
Fallen Angels USD Bond	0.25

Expense Waivers: BFA has contractually agreed to waive a portion of its investment advisory fee through February 28, 2022 in order to limit the iShares Broad USD High Yield Corporate Bond ETF’s total annual operating expenses after fee waiver to 0.15% of average daily net assets.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

Broad USD High Yield Corporate Bond	$2,529,209

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended April 30, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

0-5 Year High Yield Corporate Bond	$296,203
Broad USD High Yield Corporate Bond	488,539
ESG Advanced High Yield Corporate Bond	4,211
Fallen Angels USD Bond	76,864

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

76	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

0-5 Year High Yield Corporate Bond	$10,941,000	$18,391,825	$416,831
Broad USD High Yield Corporate Bond	52,793,294	66,056,117	9,489,632
ESG Advanced High Yield Corporate Bond	—	434,744	7,623
Fallen Angels USD Bond	14,690,311	21,447,522	4,072,433

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

0-5 Year High Yield Corporate Bond	$1,016,053,439	$1,007,093,677
Broad USD High Yield Corporate Bond	1,036,443,474	856,802,316
ESG Advanced High Yield Corporate Bond	13,916,022	13,793,434
Fallen Angels USD Bond	87,610,885	89,258,206

For the six months ended April 30, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

0-5 Year High Yield Corporate Bond	$1,216,493,590	$1,536,185,336
Broad USD High Yield Corporate Bond	1,834,805,069	912,500,316
ESG Advanced High Yield Corporate Bond	42,997,447	—
Fallen Angels USD Bond	2,022,625,571	85,728,063

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

0-5 Year High Yield Corporate Bond	$316,460,424
Broad USD High Yield Corporate Bond	102,418,819
Fallen Angels USD Bond	16,342,830

N O T E S T O F I N A N C I A L S T A T E M E N T S	77

Notes to Financial Statements (unaudited) (continued)

As of April 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

0-5 Year High Yield Corporate Bond	$5,140,906,465	$133,470,042	$(18,516,007)	$114,954,035
Broad USD High Yield Corporate Bond	8,223,514,975	264,377,739	(51,997,279)	212,380,460
ESG Advanced High Yield Corporate Bond	116,286,946	1,749,479	(660,984)	1,088,495
Fallen Angels USD Bond	2,467,388,093	45,259,326	(5,306,656)	39,952,670

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

78	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/21		Year Ended 10/31/20

iShares ETF	Shares	Amount	Shares	Amount

0-5 Year High Yield Corporate Bond
Shares sold	27,400,000	$1,237,733,160	62,900,000	$2,814,543,292
Shares redeemed	(34,600,000)	(1,572,781,670)	(23,300,000)	(983,238,100)

Net increase (decrease)	(7,200,000)	$(335,048,510)	39,600,000	$1,831,305,192

Broad USD High Yield Corporate Bond
Shares sold	48,200,000	$1,965,346,674	127,600,000	$4,978,274,244
Shares redeemed	(22,750,000)	(932,456,638)	(34,050,000)	(1,309,039,336)

Net increase	25,450,000	$1,032,890,036	93,550,000	$3,669,234,908

ESG Advanced High Yield Corporate Bond
Shares sold	850,000	$44,409,439	950,000	$47,872,972
Shares redeemed	—	—	(200,000)	(10,450,959)

Net increase	850,000	$44,409,439	750,000	$37,422,013

Fallen Angels USD Bond
Shares sold	70,850,000	$2,068,027,509	7,300,000	$196,014,715
Shares redeemed	(3,100,000)	(90,044,894)	(900,000)	(21,913,223)

Net increase	67,750,000	$1,977,982,615	6,400,000	$174,101,492

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

The Board authorized a six-for-five stock split for the iShares Broad USD High Yield Corporate Bond ETF, effective after the close of trading on April 18, 2019. The impact of the stock split was to increase the number of shares outstanding, while decreasing the NAV per share, resulting in no effect on the net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the stock split.

N O T E S T O F I N A N C I A L S T A T E M E N T S	79

Notes to Financial Statements (unaudited) (continued)

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

80	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares 0-5 Year High Yield Corporate Bond ETF, iShares Broad USD High Yield Corporate Bond ETF, iShares ESG Advanced High Yield Corporate Bond ETF and iShares Fallen Angels USD Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	81

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

0-5 Year High Yield Corporate Bond	$1.154085	$—	$—	$1.154085	100%	—%	—%	100%
Broad USD High Yield Corporate Bond	1.077064	—	—	1.077064	100	—	—	100
ESG Advanced High Yield Corporate Bond(a)	1.042720	0.208044	0.013763	1.264527	82	17	1	100
Fallen Angels USD Bond(a)	0.623864	—	0.047163	0.671027	93	—	7	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

82	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	83

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind

REIT	Real Estate Investment Trust

84	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com  |  1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, or Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1020-0421

APRIL 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares U.S. Fixed Income Balanced Risk Factor ETF | FIBR | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2021 reflected a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the response to the virus’s spread was well underway, and countries around the world felt the effect of economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses were imposed in many parts of the world, workers were laid off, and unemployment claims spiked, causing a global recession.

As May 2020 began, stocks had just begun to recover from the lowest point following the onset of the pandemic. This recovery continued throughout the reporting period, as businesses continued re-opening and governments learned to adapt to life with the virus. Equity prices rose through the summer, fed by strong fiscal and monetary support and improving economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns late in the reporting period, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by announcing that inflation could exceed its 2% target for a sustained period without triggering a rate increase. To stabilize credit markets, the Fed also continued purchasing significant quantities of bonds, as did other influential central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in technology, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are underweight overall on credit, global high-yield and Asian bonds present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	28.85%	45.98%

U.S. small cap equities (Russell 2000® Index)	48.06	74.91

International equities (MSCI Europe, Australasia, Far East Index)	28.84	39.88

Emerging market equities (MSCI Emerging Markets Index)	22.95	48.71

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.05	0.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.26)	(7.79)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.52)	(0.27)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.42	7.40

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.98	19.57

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2021	iShares® U.S. Fixed Income Balanced Risk Factor ETF

Investment Objective

The iShares U.S. Fixed Income Balanced Risk Factor ETF (the “Fund”) seeks to track the investment results of an index, composed of taxable U.S. dollar-denominated bonds and U.S. Treasury futures, which targets an equal allocation between interest rate and credit spread risk, as represented by the Bloomberg Barclays U.S. Fixed Income Balanced Risk Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	0.04%	2.72%	3.19%	3.09%	2.72%	16.99%	20.69%
Fund Market	(0.02)	2.38	3.18	3.07	2.38	16.96	20.56
Index	0.06	2.69	3.34	3.22	2.69	17.84	21.67

The inception date of the Fund was 2/24/15. The first day of secondary market trading was 2/26/15.

Index performance through February 4, 2018 reflects the performance of the Bloomberg Barclays U.S. Aggregate Bond Index. Index performance beginning on February 5, 2018 reflects the performance of the Bloomberg Barclays U.S. Fixed Income Balanced Risk Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,000.40	$ 1.24		$ 1,000.00	$ 1,023.60	$ 1.25		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	59.5%
Aa	0.2
A	10.1
Baa	9.9
Ba	8.9
B	6.7
Caa	0.9
Not Rated	3.8

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	1.0%
1-5 Years	19.3
5-10 Years	18.2
10-15 Years	4.7
15-20 Years	4.6
More than 20 Years	52.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	5

Schedule of Investments (unaudited) April 30, 2021	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)	$100	$105,799
Interpublic Group of Companies Inc. (The), 3.75%, 10/01/21	25	25,355
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)	25	24,948
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27 (Call 08/15/22)(a)(b)	25	25,839

		181,941

Aerospace & Defense — 0.8%
Boeing Co. (The)
4.51%, 05/01/23 (Call 04/01/23)	125	133,496
4.88%, 05/01/25 (Call 04/01/25)	70	78,581
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	100	109,525
5.90%, 02/01/27	100	115,221
Signature Aviation U.S. Holdings Inc., 5.38%, 05/01/26 (Call 06/01/21)(a)	25	25,646
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/22)	175	182,037
6.25%, 03/15/26 (Call 03/15/22)(a)	100	105,884
6.38%, 06/15/26 (Call 06/15/21)	50	51,826
6.50%, 05/15/25 (Call 05/15/21)	50	50,838
7.50%, 03/15/27 (Call 03/15/22)	50	53,676

		906,730

Agriculture — 0.6%
Altria Group Inc., 4.40%, 02/14/26 (Call 12/14/25)	155	175,057
BAT Capital Corp., 2.26%, 03/25/28 (Call 01/25/28)	40	39,206
Bunge Ltd. Finance Corp., 1.63%, 08/17/25 (Call 07/17/25)(b)	40	40,485
Philip Morris International Inc., 2.88%, 05/01/24 (Call 04/01/24)	206	219,211
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/23)(a)	200	207,036

		680,995

Airlines — 0.0%
United Airlines Holdings Inc., 5.00%, 02/01/24(b)	50	51,440

Apparel — 0.4%
NIKE Inc., 2.85%, 03/27/30 (Call 12/27/29)(b)	240	255,530
VF Corp., 2.05%, 04/23/22	200	203,312

		458,842

Auto Manufacturers — 1.5%
Allison Transmission Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)	95	102,719
American Honda Finance Corp., 1.20%, 07/08/25	150	151,062
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	120	126,847
9.00%, 04/22/25 (Call 03/22/25)	20	24,432
9.63%, 04/22/30 (Call 01/22/30)	5	7,014
Ford Motor Credit Co. LLC, 3.66%, 09/08/24	259	269,655
General Motors Co., 5.40%, 10/02/23	25	27,662
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)(b)	190	181,923
3.20%, 07/06/21 (Call 06/06/21)	55	55,135
3.45%, 04/10/22 (Call 02/10/22)	120	122,710
3.55%, 07/08/22	200	206,898
4.20%, 11/06/21	240	244,538
Tesla Inc., 5.30%, 08/15/25 (Call 06/01/21)(a)	200	207,252

		1,727,847

Auto Parts & Equipment — 0.3%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	115	125,431

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 05/15/22)(a)	$65	$68,988
8.50%, 05/15/27 (Call 05/15/22)(a)	35	37,786
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)(b)	80	87,856

		320,061

Banks — 10.4%
Banco Santander SA, 1.85%, 03/25/26(b)	210	211,724
Bank of America Corp.
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(c)	200	200,460
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(c)	230	230,635
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(c)	70	69,964
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(c)	100	100,254
2.82%, 07/21/23 (Call 07/21/22), (3 mo. LIBOR US + 0.930%)(c)	450	462,658
2.88%, 04/24/23 (Call 04/24/22), (3 mo. LIBOR US + 1.021%)(c)	200	204,700
3.00%, 12/20/23 (Call 12/20/22), (3 mo. LIBOR US + 0.790%)(c)	326	338,835
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(c)	150	164,487
4.25%, 10/22/26	120	135,708
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(c)	90	90,814
Bank of New York Mellon Corp. (The), 0.50%, 04/26/24 (Call 03/26/24)	105	104,949
Bank of Nova Scotia (The), 1.05%, 03/02/26(b)	130	128,629
Barclays PLC, 4.84%, 05/09/28 (Call 05/07/27)	200	224,442
Canadian Imperial Bank of Commerce, 2.25%, 01/28/25(b)	170	177,920
CIT Group Inc., 5.00%, 08/15/22	50	52,652
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(c)	530	530,694
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(c)	90	90,258
2.88%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 0.950%)(c)	10	10,293
3.14%, 01/24/23 (Call 01/24/22), (3 mo. LIBOR US + 0.722%)(c)	200	203,812
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(c)	365	391,243
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(c)	70	78,139
4.60%, 03/09/26	100	114,288
Deutsche Bank AG, 4.30%, 05/24/28 (Call 05/24/23), (5 year USD Swap + 2.248%)(c)	200	207,864
First Republic Bank/CA, 1.91%, 02/12/24 (Call 02/12/23), (SOFR + 0.620%)(c)	250	256,147
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(c)	105	104,085
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(c)	350	348,691
2.60%, 02/07/30 (Call 11/07/29)	90	91,818
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(c)	85	85,383
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(c)	165	177,251
3.50%, 01/23/25 (Call 10/23/24)	400	433,588
3.63%, 02/20/24 (Call 01/20/24)	45	48,533
3.75%, 02/25/26 (Call 11/25/25)	194	215,445
3.85%, 01/26/27 (Call 01/26/26)	120	132,811
HSBC Holdings PLC
3.95%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 0.987%)(c)	200	213,400
4.25%, 03/14/24(b)	200	218,366

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
JPMorgan Chase & Co.
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(c)	$315	$310,288
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(c)	57	57,245
2.78%, 04/25/23 (Call 04/25/22), (3 mo. LIBOR US + 0.935%)(c)	23	23,542
2.95%, 10/01/26 (Call 07/01/26)(b)	200	215,528
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(c)	330	339,649
3.13%, 01/23/25 (Call 10/23/24)	40	43,090
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(c)	32	34,164
3.56%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(c)	120	127,102
3.88%, 09/10/24	200	218,658
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(c)	40	43,306
Lloyds Banking Group PLC, 0.70%, 05/11/24 (Call 05/11/23), (1 year CMT + 0.550%)(c)	200	200,188
Mizuho Financial Group Inc.
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(c)	280	283,060
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(c)	200	211,706
2.95%, 02/28/22	212	216,653
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(c)	245	244,772
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(c)	120	120,518
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(b)(c)	110	114,388
3.13%, 07/27/26	85	92,143
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(c)	330	361,462
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(c)	375	398,014
3.88%, 01/27/26	200	223,028
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(b)(c)	195	194,799
MUFG Union Bank N.A., 3.15%, 04/01/22 (Call 03/01/22)	250	256,000
Royal Bank of Canada, 1.20%, 04/27/26	135	134,634
Santander Holdings USA Inc., 3.45%, 06/02/25 (Call 05/02/25)	60	64,403
Santander UK Group Holdings PLC, 1.09%, 03/15/25 (Call 03/15/24), (SOFR + 0.787%)(c)	320	320,717
Sumitomo Mitsui Financial Group Inc., 1.47%, 07/08/25	200	201,674
SVB Financial Group, 1.80%, 02/02/31 (Call 11/02/30)	85	79,191

		11,980,862

Biotechnology — 0.0%
Gilead Sciences Inc., 0.75%, 09/29/23 (Call 09/30/21)	45	45,058
Royalty Pharma PLC, 0.75%, 09/02/23(a)	10	9,997

		55,055

Building Materials — 0.5%
Builders FirstSource Inc.
5.00%, 03/01/30 (Call 03/01/25)(a)	20	21,271
6.75%, 06/01/27 (Call 06/01/22)(a)	80	86,061
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)	35	36,523
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25 (Call 07/15/22)(a)	200	215,952
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)	100	100,536
Norbord Inc., 5.75%, 07/15/27 (Call 05/06/21)(a)	55	59,935
PGT Innovations Inc., 6.75%, 08/01/26 (Call 08/01/21)(a)	100	105,875

		626,153

Chemicals — 0.9%
CF Industries Inc., 4.95%, 06/01/43	100	116,471
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)(b)	25	26,784

Security	Par (000)	Value

Chemicals (continued)
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 05/17/21)(a)	$100	$100,571
FMC Corp., 3.20%, 10/01/26 (Call 08/01/26)	162	174,795
Huntsman International LLC, 5.13%, 11/15/22 (Call 08/15/22)	185	194,988
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	2	2,044
2.95%, 08/15/29 (Call 05/15/29)	115	121,191
3.13%, 06/01/24 (Call 04/01/24)	100	107,137
3.45%, 06/01/27 (Call 03/01/27)	140	154,193

		998,174

Commercial Services — 1.9%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	4	4,471
Gartner Inc., 4.50%, 07/01/28 (Call 07/01/23)(a)	200	210,282
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	115	113,755
4.00%, 06/01/23 (Call 05/01/23)	80	85,433
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	302	325,079
4.00%, 03/01/26 (Call 12/01/25)(a)	150	166,047
4.75%, 02/15/25 (Call 11/15/24)(a)	25	28,098
PayPal Holdings Inc.
2.40%, 10/01/24 (Call 09/01/24)	320	337,309
2.65%, 10/01/26 (Call 08/01/26)(b)	140	149,174
Prime Security Services Borrower LLC/Prime Finance Inc.
5.75%, 04/15/26(a)	100	109,369
6.25%, 01/15/28 (Call 01/15/23)(a)	55	57,715
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(a)	100	108,336
S&P Global Inc., 2.95%, 01/22/27 (Call 10/22/26)	105	113,238
Service Corp. International/U.S., 5.13%, 06/01/29 (Call 06/01/24)	40	43,153
United Rentals North America Inc., 4.88%, 01/15/28 (Call 01/15/23)	100	105,841
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	208	230,127
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)	15	15,977

		2,203,404

Computers — 0.3%
Booz Allen Hamilton Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)	15	15,039
Dell International LLC/EMC Corp., 6.20%, 07/15/30 (Call 04/15/30)(a)	180	226,570
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	30	30,808
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	50	55,440

		327,857

Distribution & Wholesale — 0.1%
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/22)(a)	40	42,129
Resideo Funding Inc., 6.13%, 11/01/26 (Call 11/01/21)(a)(b)	100	105,633

		147,762

Diversified Financial Services — 2.0%
Air Lease Corp.
2.88%, 01/15/26 (Call 12/15/25)	75	78,111
3.38%, 07/01/25 (Call 06/01/25)(b)	115	123,282
Ally Financial Inc., 1.45%, 10/02/23 (Call 09/02/23)	90	91,430
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 03/15/22)	75	79,164
Enova International Inc., 8.50%, 09/15/25 (Call 09/15/21)(a)	100	104,530
Global Aircraft Leasing Co. Ltd. (7.25% PIK), 6.50%, 09/15/24 (Call 09/15/21)(a)(d)	54	53,323
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(a)	115	119,583
Intercontinental Exchange Inc. 3.75%, 12/01/25 (Call 09/01/25)	343	380,531

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.75%, 09/21/28 (Call 06/21/28)	$48	$53,439
4.00%, 10/15/23	150	162,481
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	199	197,880
2.95%, 11/21/26 (Call 08/21/26)	65	70,646
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)	100	109,818
Navient Corp., 6.13%, 03/25/24	50	52,812
Nomura Holdings Inc., 2.65%, 01/16/25	300	312,423
OneMain Finance Corp.
6.13%, 03/15/24 (Call 09/15/23)	30	32,407
6.88%, 03/15/25	155	176,069
7.13%, 03/15/26	30	35,043
ORIX Corp., 2.90%, 07/18/22	55	56,592

		2,289,564

Electric — 1.8%
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	100	108,051
Berkshire Hathaway Energy Co., 1.65%, 05/15/31 (Call 02/15/31)(b)	35	33,004
Black Hills Corp., 3.95%, 01/15/26 (Call 07/15/25)	50	54,871
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/23)(a)	50	50,511
5.13%, 03/15/28 (Call 03/15/23)(a)	60	60,976
5.25%, 06/01/26 (Call 06/01/21)(a)	108	110,836
Dominion Energy Inc., Series D, 2.85%, 08/15/26 (Call 05/15/26)	100	106,548
DPL Inc., 4.35%, 04/15/29 (Call 01/15/29)	50	54,166
DTE Energy Co., Series H, 0.55%, 11/01/22	45	45,091
Duke Energy Carolinas LLC, 2.95%, 12/01/26 (Call 09/01/26)(b)	130	141,151
Entergy Louisiana LLC, 5.40%, 11/01/24	131	151,391
Exelon Corp., 3.40%, 04/15/26 (Call 01/15/26)	70	76,285
Interstate Power & Light Co., 3.60%, 04/01/29 (Call 01/01/29)	35	38,551
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	25	24,516
3.70%, 03/15/29 (Call 12/15/28)	40	44,048
NextEra Energy Capital Holdings Inc.
0.65%, 03/01/23	30	30,079
3.55%, 05/01/27 (Call 02/01/27)	84	93,206
NextEra Energy Operating Partners LP
4.25%, 07/15/24 (Call 04/15/24)(a)	25	26,523
4.25%, 09/15/24 (Call 07/15/24)(a)(b)	8	8,514
NRG Energy Inc., 6.63%, 01/15/27 (Call 07/15/21)	200	208,340
Pacific Gas & Electric Co.
1.75%, 06/16/22 (Call 06/16/21)	60	60,049
3.15%, 01/01/26	20	20,837
4.55%, 07/01/30 (Call 01/01/30)	40	43,002
Public Service Enterprise Group Inc., 1.60%, 08/15/30 (Call 05/15/30)	10	9,307
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	50	52,808
Sempra Energy, 2.90%, 02/01/23 (Call 01/01/23)	145	150,788
Southern California Edison Co., 2.85%, 08/01/29 (Call 05/01/29)	25	25,751
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	150	168,238
Talen Energy Supply LLC
7.25%, 05/15/27 (Call 05/15/22)(a)	15	15,413
10.50%, 01/15/26 (Call 01/15/22)(a)	17	15,624
Union Electric Co., 2.95%, 06/15/27 (Call 03/15/27)	40	43,086
Vistra Operations Co. LLC, 5.00%, 07/31/27 (Call 07/31/22)(a)	20	20,717

Security	Par (000)	Value

Electric (continued)
WEC Energy Group Inc., 0.55%, 09/15/23	$40	$40,019

		2,132,297

Electronics — 0.5%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	35	34,426
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	150	159,979
Flex Ltd., 3.75%, 02/01/26 (Call 01/01/26)	20	21,721
Jabil Inc., 1.70%, 04/15/26 (Call 03/15/26)	75	75,106
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	65	75,009
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	220	255,134

		621,375

Energy - Alternate Sources — 0.0%
TerraForm Power Operating LLC, 5.00%, 01/31/28 (Call 07/31/27)(a)	50	53,807

Engineering & Construction — 0.3%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	100	111,259
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(a)	10	10,226
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 06/01/21)(a)	25	25,572
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(a)	200	210,414

		357,471

Entertainment — 0.3%
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	15	15,414
Churchill Downs Inc., 4.75%, 01/15/28 (Call 01/15/23)(a)	100	103,028
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(a)	40	40,091
Scientific Games International Inc.
5.00%, 10/15/25 (Call 06/01/21)(a)	100	103,272
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	25	27,526
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)	25	26,109

		315,440

Environmental Control — 0.1%
GFL Environmental Inc., 5.13%, 12/15/26 (Call 12/15/22)(a)	45	47,256
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 06/01/21)(a)	30	30,735

		77,991

Food — 1.0%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/27 (Call 01/15/23)(a)	40	41,587
7.50%, 03/15/26 (Call 03/15/22)(a)	173	190,705
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
5.50%, 01/15/30 (Call 01/15/25)(a)	100	110,225
6.50%, 04/15/29 (Call 04/15/24)(a)	10	11,256
Lamb Weston Holdings Inc., 4.88%, 11/01/26 (Call 11/01/21)(a)	150	155,736
McCormick & Co. Inc./MD, 3.15%, 08/15/24 (Call 06/15/24)(b)	300	321,354
Pilgrim’s Pride Corp., 5.88%, 09/30/27 (Call 09/30/22)(a)	100	106,424
Post Holdings Inc.
5.50%, 12/15/29 (Call 12/15/24)(a)	100	107,647
5.63%, 01/15/28 (Call 12/01/22)(a)	100	105,604
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 03/01/24)(a)	20	20,151

		1,170,689

Forest Products & Paper — 0.1%
Clearwater Paper Corp., 5.38%, 02/01/25(a)	50	53,202

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper (continued)
Resolute Forest Products Inc., 4.88%, 03/01/26 (Call 03/01/23)(a)	$100	$101,917

		155,119

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.63%, 05/20/24 (Call 03/20/24)	45	50,161
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)	90	89,038

		139,199

Health Care - Products — 0.5%
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	80	85,302
Boston Scientific Corp., 3.38%, 05/15/22	75	77,233
DH Europe Finance II Sarl, 2.05%, 11/15/22	175	179,361
Hill-Rom Holdings Inc., 4.38%, 09/15/27 (Call 09/15/22)(a)	20	20,732
Teleflex Inc.
4.63%, 11/15/27 (Call 11/15/22)	50	53,144
4.88%, 06/01/26 (Call 06/01/21)	50	51,276
Thermo Fisher Scientific Inc., 4.50%, 03/25/30 (Call 12/25/29)	50	58,578

		525,626

Health Care - Services — 1.4%
Catalent Pharma Solutions Inc., 5.00%, 07/15/27 (Call 07/15/22)(a)	10	10,494
Centene Corp.
5.38%, 06/01/26 (Call 06/01/21)(a)	90	93,844
5.38%, 08/15/26 (Call 08/15/21)(a)	50	52,435
Charles River Laboratories International Inc., 4.25%, 05/01/28 (Call 05/01/23)(a)	200	208,238
CHS/Community Health Systems Inc., 8.00%, 03/15/26 (Call 03/15/22)(a)	150	161,524
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	40	44,468
5.25%, 04/15/25(b)	220	252,888
5.88%, 02/15/26 (Call 08/15/25)	170	195,245
Humana Inc., 4.88%, 04/01/30 (Call 01/01/30)	40	47,386
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/01/22)(a)	25	26,886
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)	150	159,513
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 06/01/21)	50	50,767
5.13%, 11/01/27 (Call 11/01/22)(a)	150	157,657
6.75%, 06/15/23	50	54,591
UnitedHealth Group Inc., 3.10%, 03/15/26	135	147,315

		1,663,251

Holding Companies - Diversified — 0.7%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	83	81,951
3.50%, 02/10/23 (Call 01/10/23)(b)	300	312,474
3.88%, 01/15/26 (Call 12/15/25)	37	39,477
FS KKR Capital Corp., 4.63%, 07/15/24 (Call 06/15/24)	90	96,412
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)	75	77,549
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	35	34,777
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.38%, 12/15/25 (Call 06/01/21)	100	103,411
Owl Rock Capital Corp., 3.40%, 07/15/26 (Call 06/15/26)	20	20,757

		766,808

Home Builders — 0.7%
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.25%, 09/15/27 (Call 09/15/22)(a)	75	79,437
Lennar Corp., 4.50%, 04/30/24 (Call 01/31/24)(b)	50	54,662

Security	Par (000)	Value

Home Builders (continued)
M/I Homes Inc., 4.95%, 02/01/28 (Call 02/01/23)	$40	$42,080
Meritage Homes Corp., 5.13%, 06/06/27 (Call 12/06/26)	50	56,026
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	75	78,007
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)	45	47,861
PulteGroup Inc., 5.00%, 01/15/27 (Call 10/15/26)	100	116,542
Taylor Morrison Communities Inc., 5.75%, 01/15/28 (Call 10/15/27)(a)	25	28,208
Tri Pointe Homes Inc., 5.25%, 06/01/27 (Call 12/01/26)	100	107,864
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	100	102,260
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(a)	120	129,904

		842,851

Housewares — 0.2%
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29 (Call 10/15/24)	200	209,988

Insurance — 0.9%
Acrisure LLC/Acrisure Finance Inc., 7.00%, 11/15/25 (Call 06/01/21)(a)(b)	25	25,710
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)	125	138,241
Chubb INA Holdings Inc., 3.35%, 05/15/24	25	27,147
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31 (Call 12/03/30)(a)	50	50,463
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(a)	50	57,432
HUB International Ltd., 7.00%, 05/01/26 (Call 06/01/21)(a)	25	25,912
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	50	54,732
Marsh & McLennan Companies Inc.
3.75%, 03/14/26 (Call 12/14/25)	530	589,090
4.38%, 03/15/29 (Call 12/15/28)	60	69,462
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)(b)	5	5,226

		1,043,415

Internet — 1.0%
Alibaba Group Holding Ltd., 3.60%, 11/28/24 (Call 08/28/24)	261	283,342
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)(b)	220	229,253
Match Group Holdings II LLC
4.13%, 08/01/30 (Call 05/01/25)(a)	45	45,185
5.00%, 12/15/27 (Call 12/15/22)(a)	69	72,742
5.63%, 02/15/29 (Call 02/15/24)(a)	55	59,536
Netflix Inc.
4.88%, 04/15/28	50	57,572
5.88%, 11/15/28	50	60,866
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 05/11/21)(a)	25	25,321
Uber Technologies Inc.
7.50%, 05/15/25 (Call 05/15/22)(a)	70	75,650
7.50%, 09/15/27 (Call 09/15/22)(a)	200	220,984
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)	50	56,551

		1,187,002

Iron & Steel — 0.2%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	150	163,272
U.S. Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)	30	31,303
Vale Overseas Ltd., 3.75%, 07/08/30 (Call 04/08/30)	25	26,273

		220,848

Leisure Time — 0.1%
Carnival Corp., 11.50%, 04/01/23 (Call 01/01/23)(a)	50	57,426

Lodging — 0.1%
Boyd Gaming Corp., 6.00%, 08/15/26 (Call 08/15/21)	40	41,477
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)	50	52,450

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Las Vegas Sands Corp., 3.50%, 08/18/26 (Call 06/18/26)	$25	$26,278
MGM Resorts International, 4.63%, 09/01/26 (Call 06/01/26)	27	28,437

		148,642

Machinery — 0.5%
Caterpillar Financial Services Corp., 0.80%, 11/13/25	240	238,013
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(a)	15	15,493
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(a)	250	260,115
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25 (Call 05/15/25)(b)	105	111,980

		625,601

Manufacturing — 0.4%
Bombardier Inc.
6.13%, 01/15/23(a)	17	17,812
7.88%, 04/15/27 (Call 04/15/22)(a)	75	74,834
Hillenbrand Inc., 5.00%, 09/15/26 (Call 07/15/26)	350	387,565

		480,211

Media — 1.8%
Altice Financing SA, 7.50%, 05/15/26 (Call 05/17/21)(a)	200	207,836
AMC Networks Inc., 4.75%, 08/01/25 (Call 08/01/21)(b)	50	51,483
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28 (Call 08/01/22)(a)	263	274,759
5.13%, 05/01/27 (Call 05/01/22)(a)	210	219,952
5.38%, 06/01/29 (Call 06/01/24)(a)	75	81,364
CSC Holdings LLC, 5.25%, 06/01/24	200	216,700
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 08/15/27 (Call 08/15/22)(a)	34	18,361
DISH DBS Corp.
5.00%, 03/15/23	50	52,292
5.88%, 11/15/24	100	108,241
7.75%, 07/01/26	100	115,279
Gray Television Inc., 7.00%, 05/15/27 (Call 05/15/22)(a)	50	54,577
Radiate Holdco LLC/Radiate Finance Inc., 4.50%, 09/15/26 (Call 09/15/23)(a)	25	25,437
Sirius XM Radio Inc., 5.50%, 07/01/29 (Call 07/01/24)(a)	150	162,171
TEGNA Inc., 5.00%, 09/15/29 (Call 09/15/24)	75	77,932
Time Warner Cable LLC, 4.00%, 09/01/21 (Call 06/01/21)	329	329,855
Univision Communications Inc., 5.13%, 02/15/25 (Call 05/11/21)(a)	50	50,829

		2,047,068

Mining — 0.6%
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27 (Call 06/15/27)(a)	45	48,644
Freeport-McMoRan Inc., 5.45%, 03/15/43 (Call 09/15/42)	50	61,056
Kaiser Aluminum Corp., 4.63%, 03/01/28 (Call 03/01/23)(a)(b)	100	102,768
Novelis Corp.
4.75%, 01/30/30 (Call 01/30/25)(a)	35	36,467
5.88%, 09/30/26 (Call 09/30/21)(a)	50	52,163
Southern Copper Corp., 3.88%, 04/23/25	320	349,789

		650,887

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 4.25%, 04/01/28 (Call 10/01/22)	145	150,920

Oil & Gas — 2.0%
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(b)	70	70,225
4.88%, 11/15/27 (Call 05/15/27)	100	105,470
Cenovus Energy Inc., 5.38%, 07/15/25 (Call 04/15/25)	330	374,986

Security	Par (000)	Value

Oil & Gas (continued)
Chevron USA Inc., 3.85%, 01/15/28 (Call 10/15/27)	$90	$101,405
CNX Resources Corp., 7.25%, 03/14/27 (Call 03/14/22)(a)(b)	100	107,988
Comstock Resources Inc.
7.50%, 05/15/25 (Call 06/01/21)(a)	14	14,522
9.75%, 08/15/26 (Call 08/15/21)	23	25,009
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)(b)	100	108,720
Diamondback Energy Inc., 3.13%, 03/24/31 (Call 12/24/30)	25	25,240
EQT Corp., 7.63%, 02/01/25 (Call 01/01/25)	25	28,773
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	85	94,189
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	80	79,757
Murphy Oil Corp.
5.75%, 08/15/25 (Call 06/01/21)	25	25,579
5.88%, 12/01/27 (Call 12/01/22)	15	15,079
Occidental Petroleum Corp.
3.40%, 04/15/26 (Call 01/15/26)	75	74,223
6.45%, 09/15/36	50	56,926
8.50%, 07/15/27 (Call 01/15/27)	65	79,358
8.88%, 07/15/30 (Call 01/15/30)	70	90,052
PDC Energy Inc., 5.75%, 05/15/26 (Call 06/01/21)	300	311,835
Pioneer Natural Resources Co., 0.75%, 01/15/24 (Call 01/15/22)	25	25,013
Range Resources Corp., 5.00%, 03/15/23 (Call 12/15/22)(b)	50	51,119
SM Energy Co., 10.00%, 01/15/25 (Call 06/17/22)(a)	38	43,222
Southwestern Energy Co., 7.50%, 04/01/26 (Call 06/01/21)	100	105,783
Sunoco LP/Sunoco Finance Corp.
5.50%, 02/15/26 (Call 06/01/21)	25	25,781
6.00%, 04/15/27 (Call 04/15/22)	200	210,100

		2,250,354

Oil & Gas Services — 0.1%
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 06/01/21)	55	57,652
6.88%, 09/01/27 (Call 09/01/22)	100	105,148

		162,800

Packaging & Containers — 0.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 08/15/27 (Call 08/15/22)(a)	200	204,112
Ball Corp.
4.00%, 11/15/23	25	26,533
5.25%, 07/01/25	50	56,607
Berry Global Inc.
4.50%, 02/15/26 (Call 06/01/21)(a)(b)	25	25,603
4.88%, 07/15/26 (Call 07/15/22)(a)	100	105,892
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/23)(a)	50	52,179
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(a)	200	211,738
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24 (Call 06/01/21)(a)	75	75,252
Sealed Air Corp., 5.50%, 09/15/25 (Call 06/15/25)(a)	50	55,380
Trivium Packaging Finance BV, 5.50%, 08/15/26 (Call 08/15/22)(a)	200	209,110

		1,022,406

Pharmaceuticals — 1.1%
AbbVie Inc., 3.20%, 11/21/29 (Call 08/21/29)	60	64,102
AmerisourceBergen Corp.
2.80%, 05/15/30 (Call 02/15/30)(b)	45	46,362
3.45%, 12/15/27 (Call 09/15/27)	168	184,212

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Bausch Health Americas Inc., 8.50%, 01/31/27 (Call 07/31/22)(a)	$100	$111,338
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 05/31/21)(a)	130	134,026
6.13%, 04/15/25 (Call 05/31/21)(a)	50	51,110
7.25%, 05/30/29 (Call 05/30/24)(a)	25	27,705
CVS Health Corp., 1.30%, 08/21/27 (Call 06/21/27)	80	78,017
Endo Luxembourg Finance Co. I Sarl/Endo U.S. Inc., 6.13%, 04/01/29 (Call 04/01/24)(a)	35	34,650
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/22)(a)	200	214,048
McKesson Corp., 0.90%, 12/03/25 (Call 11/03/25)(b)	55	54,214
Merck & Co. Inc., 0.75%, 02/24/26 (Call 01/24/26)(b)	120	118,962
Zoetis Inc., 2.00%, 05/15/30 (Call 02/15/30)	110	106,742

		1,225,488

Pipelines — 1.4%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29 (Call 05/18/29)	50	53,308
Cheniere Energy Partners LP, 4.50%, 10/01/29 (Call 10/01/24)	50	52,172
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(a)	100	102,264
5.75%, 04/01/25 (Call 06/01/21)	100	102,576
DCP Midstream Operating LP, 5.38%, 07/15/25 (Call 04/15/25)	80	87,780
EQM Midstream Partners LP, 4.50%, 01/15/29 (Call 07/15/28)(a)	55	54,629
Global Partners LP/GLP Finance Corp., 7.00%, 08/01/27 (Call 08/01/22)	100	106,693
Hess Midstream Operations LP, 5.13%, 06/15/28 (Call 06/15/23)(a)	50	51,754
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	60	59,222
4.88%, 12/01/24 (Call 09/01/24)	15	16,820
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	180	189,472
7.50%, 09/01/23 (Call 06/01/23)	160	181,989
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 06/01/21)	35	34,981
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30 (Call 11/15/29)	35	39,449
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 01/15/28 (Call 01/15/23)(a)	50	49,608
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/17/21)	150	150,178
5.88%, 04/15/26 (Call 06/01/21)	35	36,654
6.88%, 01/15/29 (Call 01/15/24)	121	135,649
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30 (Call 02/15/30)	135	142,695

		1,647,893

Real Estate — 0.6%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 06/01/21)(a)	225	237,937
Howard Hughes Corp. (The), 5.38%, 08/01/28 (Call 08/01/23)(a)	300	317,280

Security	Par (000)	Value

Real Estate (continued)
Realogy Group LLC/Realogy Co-Issuer Corp., 9.38%, 04/01/27 (Call 04/01/22)(a)	$100	$111,972

		667,189

Real Estate Investment Trusts — 2.5%
American Tower Corp.
0.60%, 01/15/24(b)	200	199,722
3.00%, 06/15/23	50	52,526
3.38%, 05/15/24 (Call 04/15/24)	50	53,649
4.00%, 06/01/25 (Call 03/01/25)	146	161,409
Brixmor Operating Partnership LP, 4.05%, 07/01/30 (Call 04/01/30)	15	16,480
Camden Property Trust, 2.80%, 05/15/30 (Call 02/15/30)	20	20,697
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	300	319,089
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	75	79,144
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 06/01/21)(a)	25	25,504
Essex Portfolio LP, 1.70%, 03/01/28 (Call 01/01/28)	30	29,171
GLP Capital LP/GLP Financing II Inc., 5.25%, 06/01/25 (Call 03/01/25)(b)	155	174,919
HAT Holdings I LLC/HAT Holdings II LLC, 5.25%, 07/15/24 (Call 07/15/21)(a)	50	51,685
Iron Mountain Inc., 4.50%, 02/15/31 (Call 02/15/26)(a)	60	59,792
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
5.63%, 05/01/24 (Call 02/01/24)	50	53,918
5.75%, 02/01/27 (Call 11/01/26)	80	89,327
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27 (Call 10/15/22)	185	195,082
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	40	44,326
4.95%, 04/01/24 (Call 01/01/24)	364	397,069
Public Storage, 3.39%, 05/01/29 (Call 02/01/29)(b)	170	186,796
Simon Property Group LP, 3.50%, 09/01/25 (Call 06/01/25)	125	136,597
Starwood Property Trust Inc., 4.75%, 03/15/25 (Call 09/15/24)	200	208,308
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27 (Call 02/15/23)(a)	20	20,153
4.25%, 12/01/26 (Call 12/01/22)(a)	50	51,699
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(a)	200	212,244

		2,839,306

Retail — 1.3%
1011778 BC ULC/New Red Finance Inc.
3.88%, 01/15/28 (Call 09/15/22)(a)	35	35,414
4.25%, 05/15/24 (Call 05/31/21)(a)	57	57,761
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(a)	100	106,317
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 05/19/21)(a)	125	128,225
Costco Wholesale Corp., 1.60%, 04/20/30 (Call 01/20/30)	80	77,364
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)	107	112,428
5.25%, 06/01/26 (Call 06/01/21)(a)	100	102,832
L Brands Inc.
7.50%, 06/15/29 (Call 06/15/24)	75	86,961
9.38%, 07/01/25(a)	200	253,512
Murphy Oil USA Inc., 4.75%, 09/15/29 (Call 09/15/24)	100	105,532
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 06/01/21)	25	25,762

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 09/30/22)(a)	$10	$10,537
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 06/01/21)	200	202,328
Yum! Brands Inc., 4.75%, 01/15/30 (Call 10/15/29)(a)	160	171,691

		1,476,664

Semiconductors — 0.3%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(a)	100	107,699
Broadcom Inc. 3.15%, 11/15/25 (Call 10/15/25)	70	75,007
3.46%, 09/15/26 (Call 07/15/26)	100	108,371
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	30	32,573

		323,650

Software — 1.0%
Activision Blizzard Inc., 1.35%, 09/15/30 (Call 06/15/30)	30	27,439
CDK Global Inc., 5.25%, 05/15/29 (Call 05/15/24)(a)	10	10,785
Citrix Systems Inc., 1.25%, 03/01/26 (Call 02/01/26)	35	34,689
Fair Isaac Corp., 4.00%, 06/15/28 (Call 12/15/22)(a)	160	162,683
J2 Global Inc., 4.63%, 10/15/30 (Call 10/15/25)(a)	100	102,391
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(a)	40	40,746
4.00%, 11/15/29 (Call 11/15/24)(a)	100	104,705
5.38%, 05/15/27 (Call 05/15/22)(a)	75	80,258
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)	100	105,022
Oracle Corp., 1.65%, 03/25/26 (Call 02/25/26)	240	242,453
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	75	78,777
3.85%, 12/15/25 (Call 09/15/25)	35	38,817
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 05/11/21)(a)	50	51,516
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)	80	84,903

		1,165,184

Telecommunications — 1.9%
Altice France SA/France, 7.38%, 05/01/26 (Call 05/11/21)(a)	200	207,746
AT&T Inc., 3.00%, 06/30/22 (Call 04/30/22)	415	425,764
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)	30	31,916
CommScope Inc., 6.00%, 03/01/26 (Call 03/01/22)(a)	50	52,696
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	60	89,397
Embarq Corp., 8.00%, 06/01/36	50	58,226
Frontier Communications Corp., 5.00%, 05/01/28 (Call 05/01/24)(a)	15	15,338
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(a)	18	18,889
Hughes Satellite Systems Corp., 6.63%, 08/01/26(b)	50	55,403
Level 3 Financing Inc.
4.63%, 09/15/27 (Call 09/15/22)(a)	50	51,540
5.38%, 05/01/25 (Call 06/01/21)	25	25,545
Lumen Technologies Inc.
5.13%, 12/15/26 (Call 12/15/22)(a)	65	68,152
5.63%, 04/01/25 (Call 01/01/25)	100	107,983
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	99	113,986
Sprint Capital Corp., 8.75%, 03/15/32	50	74,098
Sprint Corp.
7.63%, 02/15/25 (Call 11/15/24)	100	119,014
7.63%, 03/01/26 (Call 11/01/25)	50	61,318
Telesat Canada/Telesat LLC, 6.50%, 10/15/27 (Call 10/15/22)(a)(b)	130	127,707

Security	Par (000)	Value

Telecommunications (continued)
Verizon Communications Inc.
0.75%, 03/22/24	$60	$60,260
3.00%, 03/22/27 (Call 01/22/27)	45	48,332
3.38%, 02/15/25	168	183,258
ViaSat Inc.
5.63%, 09/15/25 (Call 05/11/21)(a)	100	102,312
5.63%, 04/15/27 (Call 04/15/22)(a)(b)	100	105,026

		2,203,906

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	50	53,256

Transportation — 0.3%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 05/17/21)(a)	100	91,267
United Parcel Service Inc., 4.45%, 04/01/30 (Call 01/01/30)	220	260,511

		351,778

Total Corporate Bonds & Notes — 46.7% (Cost: $52,064,003)		53,990,493

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 81.7%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/33	57	59,982
3.00%, 03/01/46	365	385,402
3.00%, 07/01/46	25	26,418
3.00%, 08/01/46	178	188,036
3.00%, 10/01/46	47	50,220
3.00%, 12/01/46	486	513,013
3.00%, 01/01/47	98	103,778
3.00%, 06/01/47	229	243,573
3.00%, 10/01/47	71	75,173
3.50%, 07/01/33	23	24,972
3.50%, 06/01/34	58	62,506
3.50%, 07/01/43	14	15,689
3.50%, 09/01/44	14	14,944
3.50%, 01/01/46	15	16,120
3.50%, 03/01/46	11	11,865
3.50%, 09/01/46	9	9,984
3.50%, 08/01/47	9	9,610
3.50%, 05/01/49	35	37,817
3.50%, 06/01/49	47	50,796
4.00%, 04/01/46	123	134,615
4.00%, 07/01/46	39	42,872
4.00%, 06/01/48	45	50,133
4.00%, 01/01/49	0	231
4.50%, 07/01/48	14	14,836
5.00%, 07/01/48	15	16,148
5.00%, 04/01/49	13	14,136
Federal National Mortgage Association
3.50%, 11/01/51	1,160	1,267,879
4.00%, 01/01/57	83	93,660
4.00%, 02/01/57	84	94,613
Government National Mortgage Association
2.00%, 05/20/51(e)	1,625	1,658,135
2.50%, 12/20/46	148	154,357
2.50%, 08/20/50	411	426,523
2.50%, 09/20/50	610	633,026
2.50%, 05/20/51(e)	2,590	2,692,184

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 01/15/44	$30	$31,815
3.00%, 05/20/45	209	222,124
3.00%, 11/20/45	1,731	1,840,590
3.00%, 12/20/45	18	18,892
3.00%, 01/20/46	10	10,281
3.00%, 03/20/46	13	13,412
3.00%, 04/20/46	122	128,728
3.00%, 05/20/46	12	12,523
3.00%, 08/20/46	51	54,412
3.00%, 09/20/46	117	123,702
3.00%, 12/15/46	76	81,523
3.00%, 02/15/47	293	308,286
3.00%, 04/20/49	1,044	1,102,386
3.00%, 01/20/50	279	292,257
3.00%, 02/20/50	158	165,715
3.00%, 07/20/50	2,549	2,661,289
3.50%, 10/20/42	128	138,509
3.50%, 03/15/43	74	80,666
3.50%, 06/15/43	62	67,544
3.50%, 04/20/45	45	48,177
3.50%, 04/20/46	70	75,222
3.50%, 12/20/46	83	89,172
3.50%, 03/20/47	148	157,733
3.50%, 08/20/47	166	177,820
3.50%, 09/20/47	148	158,244
3.50%, 11/20/47	134	143,128
3.50%, 02/20/48	92	98,037
3.50%, 04/20/48	783	846,117
3.50%, 08/20/48	135	144,022
3.50%, 01/20/49	59	63,154
3.50%, 01/20/50	850	902,568
3.50%, 08/20/50	1,325	1,410,841
3.50%, 05/20/51(e)	363	385,049
4.00%, 09/20/45	23	24,667
4.00%, 09/20/46	8	8,388
4.00%, 04/20/47	71	76,164
4.00%, 06/20/47	259	279,631
4.00%, 07/20/47	405	436,568
4.00%, 11/20/47	73	78,804
4.00%, 05/15/48	81	86,770
4.00%, 05/20/48	57	61,175
4.00%, 08/20/48	63	67,558
4.00%, 02/20/50	139	149,152
4.00%, 05/20/51(e)	1,177	1,258,976
4.50%, 10/20/46	10	10,750
4.50%, 06/20/48	50	53,928
4.50%, 07/20/48	37	40,200
4.50%, 08/20/48	67	72,269
4.50%, 10/20/48	107	115,726
4.50%, 05/20/51(e)	1,152	1,252,654
5.00%, 11/20/48	41	44,647
5.00%, 12/20/48	73	79,913
5.00%, 01/20/49	74	80,564
5.00%, 05/20/49	9	9,888
5.00%, 05/20/51(e)	960	1,051,350
Uniform Mortgage-Backed Securities
1.50%, 05/18/36(e)	1,900	1,923,527
1.50%, 05/13/51(e)	2,325	2,278,591
1.50%, 06/14/51(e)	250	244,515
2.00%, 12/01/35	101	104,871

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 02/01/36	$1,599	$1,657,485
2.00%, 05/18/36(e)	2,110	2,179,482
2.00%, 09/01/50	292	295,135
2.00%, 12/01/50	442	448,378
2.00%, 01/01/51	592	601,093
2.00%, 02/01/51	1,034	1,044,603
2.00%, 03/01/51	1,096	1,109,527
2.00%, 04/01/51	1,274	1,287,585
2.00%, 05/01/51	2,280	2,304,055
2.00%, 05/13/51(e)	3,171	3,202,462
2.00%, 06/14/51(e)	2,000	2,016,120
2.50%, 04/01/32	419	441,628
2.50%, 10/01/32	13	14,174
2.50%, 01/01/33	354	370,644
2.50%, 07/01/35	515	543,221
2.50%, 10/01/35	1,327	1,393,909
2.50%, 05/18/36(e)	647	676,115
2.50%, 04/01/47	64	66,375
2.50%, 06/01/50	133	138,271
2.50%, 07/01/50	209	218,906
2.50%, 08/01/50	312	324,642
2.50%, 09/01/50	1,460	1,520,045
2.50%, 10/01/50	1,624	1,687,197
2.50%, 11/01/50	2,481	2,581,755
2.50%, 12/01/50	195	201,890
2.50%, 01/01/51	273	283,208
2.50%, 02/01/51	99	103,071
2.50%, 03/01/51	477	496,997
2.50%, 05/01/51	75	77,818
2.50%, 05/13/51(e)	2,037	2,113,228
2.50%, 06/14/51(e)	700	724,481
3.00%, 01/01/31	214	227,640
3.00%, 02/01/31	421	445,961
3.00%, 02/01/32	88	93,692
3.00%, 02/01/33	70	74,632
3.00%, 07/01/34	40	42,020
3.00%, 09/01/34	379	404,003
3.00%, 12/01/34	403	424,063
3.00%, 05/18/36(e)	1,030	1,085,336
3.00%, 10/01/44	369	392,976
3.00%, 07/01/46	824	870,571
3.00%, 10/01/46	489	515,930
3.00%, 11/01/46	698	737,876
3.00%, 12/01/46	399	420,858
3.00%, 12/01/47	137	144,466
3.00%, 11/01/48	208	218,682
3.00%, 09/01/49	437	463,781
3.00%, 04/01/50	397	415,067
3.00%, 05/01/50	1,839	1,962,589
3.00%, 07/01/50	415	435,924
3.00%, 08/01/50	520	547,664
3.00%, 10/01/50	1,301	1,375,768
3.00%, 01/01/51	305	322,978
3.00%, 05/13/51(e)	339	355,076
3.50%, 03/01/33	76	83,028
3.50%, 04/01/33	96	104,766
3.50%, 05/01/33	45	48,468
3.50%, 07/01/34	111	118,700
3.50%, 08/01/34	84	89,554
3.50%, 05/18/36(e)	592	633,139

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 11/01/45	$45	$48,358
3.50%, 01/01/46	50	54,960
3.50%, 02/01/46	146	156,800
3.50%, 07/01/46	26	28,293
3.50%, 01/01/47	55	58,286
3.50%, 02/01/47	66	71,300
3.50%, 05/01/47	49	53,471
3.50%, 08/01/47	75	80,074
3.50%, 09/01/47	111	118,057
3.50%, 04/01/48	46	50,476
3.50%, 05/01/48	72	78,799
3.50%, 11/01/48	43	45,560
3.50%, 01/01/49	154	164,730
3.50%, 04/01/49	35	37,535
3.50%, 06/01/49	287	306,131
3.50%, 07/01/49	300	319,894
3.50%, 11/01/49	353	375,051
3.50%, 05/13/51(e)	5,275	5,615,608
3.50%, 06/14/51(e)	2,350	2,498,194
4.00%, 06/01/33	47	50,706
4.00%, 07/01/33	19	20,695
4.00%, 12/01/33	83	89,105
4.00%, 05/18/36(e)	180	191,988
4.00%, 03/01/45	28	30,614
4.00%, 01/01/46	37	40,410
4.00%, 02/01/46	25	26,903
4.00%, 03/01/46	11	11,544
4.00%, 04/01/46	42	45,766
4.00%, 02/01/47	21	23,229
4.00%, 03/01/47	23	25,787
4.00%, 06/01/47	10	10,476
4.00%, 09/01/47	50	53,532
4.00%, 11/01/47	15	15,986
4.00%, 06/01/48	1,481	1,622,242
4.00%, 05/01/49	121	132,531
4.00%, 07/01/49	46	51,001
4.00%, 12/01/49	62	66,124
4.00%, 04/01/50	873	945,349
4.00%, 05/01/50	248	267,348
4.00%, 05/13/51(e)	928	997,002
4.50%, 10/01/47	11	12,139
4.50%, 03/01/48	29	31,479
4.50%, 06/01/48	50	55,764
4.50%, 07/01/48	7	7,347
4.50%, 08/01/48	87	96,084
4.50%, 10/01/48	48	52,385
4.50%, 12/01/48	77	84,249
4.50%, 01/01/49	85	92,086
4.50%, 04/01/49	249	276,234
4.50%, 07/01/49	51	55,303
4.50%, 08/01/49	54	58,529
4.50%, 03/01/50	406	441,511
4.50%, 05/13/51(e)	1,908	2,079,461
5.00%, 08/01/48	368	415,000
5.00%, 09/01/48	19	21,337
5.00%, 04/01/49	24	26,971
5.00%, 05/13/51(e)	217	240,267
5.50%, 05/13/51(e)	925	1,035,603

Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
6.00%, 02/01/49	$90	$104,954

		94,383,756

Total U.S. Government & Agency Obligations — 81.7% (Cost: $93,614,621)		94,383,756

Common Stocks

Oil, Gas & Consumable Fuels — 0.0%
SM Energy Co.	1	15,026

Total Common Stocks — 0.0% (Cost $4,083)		15,026

Short-Term Investments

Money Market Funds — 7.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(f)(g)(h)	8,732	8,736,191
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	100	100,000

		8,836,191

Total Short-Term Investments — 7.7% (Cost: $8,834,310)		8,836,191

Total Investments Before TBA Sales Commitments — 136.1% (Cost: $154,517,017)		157,225,466

TBA Sales Commitments(e)

Mortgage-Backed Securities — (3.0)%
Uniform Mortgage-Backed Securities
1.50%, 05/13/51	(250)	(245,010)
2.50%, 05/13/51	(700)	(726,195)
3.50%, 05/13/51	(2,350)	(2,501,740)

		(3,472,945)

Total TBA Sales Commitments — (3.0)% (Proceeds: $(3,468,692))		(3,472,945)

Total Investments, Net of TBA Sales Commitments — 133.1% (Cost: $151,048,325)		153,752,521

Other Assets, Less Liabilities — (33.1)%		(38,215,429)

Net Assets — 100.0%		$115,537,092

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(e)	TBA transaction.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® U.S. Fixed Income Balanced Risk Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$11,094,625	$—	$(2,356,919	)(a)	$(2,001)	$486	$8,736,191	8,732	$7,354	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—		—	—	100,000	100	27		—

					$(2,001)	$486	$8,836,191		$7,381		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
10-Year U.S. Treasury Note	13	06/21/21	$1,718	$4,389
10-Year Ultra Long U.S. Treasury Bond	1	06/21/21	146	4
U.S. Treasury Long Bond	21	06/21/21	3,303	(88,792)
Ultra Long U.S. Treasury Bond	27	06/21/21	5,026	(140,245)

				(224,644)

Short Contracts
5-Year U.S. Treasury Note	(38)	06/30/21	(4,711)	32,271

				$(192,373)

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2021, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Interest Rate Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$36,664

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$229,037

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended April 30, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:

Interest Rate Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(1,057,394)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$27,416

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® U.S. Fixed Income Balanced Risk Factor ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$10,240,942
Average notional value of contracts — short	$(7,365,349)

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$53,990,493	$—	$53,990,493
U.S. Government Agency Obligations	—	94,383,756	—	94,383,756
Common Stocks	15,026	—	—	15,026
Money Market Funds	8,836,191	—	—	8,836,191

	8,851,217	148,374,249	—	157,225,466

Liabilities
TBA Sales Commitments	—	(3,472,945)	—	(3,472,945)

	$8,851,217	$144,901,304	$—	$153,752,521

Derivative financial instruments(a)
Assets
Futures Contracts	$36,664	$—	$—	$36,664
Liabilities
Futures Contracts	(229,037)	—	—	(229,037)

	$(192,373)	$—	$—	$(192,373)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities (unaudited)

April 30, 2021

iShares U.S. Fixed Income Balanced Risk Factor ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$148,389,275
Affiliated(c)	8,836,191
Cash	1,114
Cash pledged:
Futures contracts	270,000
Receivables:
Investments sold	129,401
Securities lending income — Affiliated	655
Variation margin on futures contracts	15,946
TBA sales commitments	3,468,692
Dividends	345
Interest	717,052

Total assets	161,828,671

LIABILITIES
Collateral on securities loaned, at value	4,278,194
TBA sales commitments, at value(d)	3,472,945
Payables:
Investments purchased	38,517,263
Investment advisory fees	23,177

Total liabilities	46,291,579

NET ASSETS	$115,537,092

NET ASSETS CONSIST OF:
Paid-in capital	$115,580,687
Accumulated loss	(43,595)

NET ASSETS	$115,537,092

Shares outstanding	1,150,000

Net asset value	$100.47

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$4,161,185
(b) Investments, at cost — Unaffiliated	$145,682,707
(c) Investments, at cost — Affiliated	$8,834,310
(d) Proceeds from TBA sales commitments	$3,468,692

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	17

Statement of Operations (unaudited)

Six Months Ended April 30, 2021

iShares U.S. Fixed Income Balanced Risk Factor ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$11
Dividends — Affiliated	3,007
Interest — Unaffiliated	1,249,087
Securities lending income — Affiliated — net	4,374
Other income — Unaffiliated	62

Total investment income	1,256,541

EXPENSES
Investment advisory fees	151,239
Miscellaneous	173

Total expenses	151,412
Less:
Investment advisory fees waived	(1,559)

Total expenses after fees waived	149,853

Net investment income	1,106,688

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	296,146
Investments — Affiliated	(2,001)
In-kind redemptions — Unaffiliated	204,077
Futures contracts	(1,057,394)

Net realized loss	(559,172)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(500,061)
Investments — Affiliated	486
Futures contracts	27,416

Net change in unrealized appreciation (depreciation)	(472,159)

Net realized and unrealized loss	(1,031,331)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$75,357

See notes to financial statements.

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares U.S. Fixed Income Balanced Risk Factor ETF
	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,106,688	$4,028,778
Net realized gain (loss)	(559,172)	459,939
Net change in unrealized appreciation (depreciation)	(472,159)	(759,507)

Net increase in net assets resulting from operations	75,357	3,729,210

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(1,144,541)	(4,367,197)
Return of capital	—	(123,080)

Decrease in net assets resulting from distributions to shareholders	(1,144,541)	(4,490,277)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(15,185,768)	(9,620,236)

NET ASSETS
Total decrease in net assets	(16,254,952)	(10,381,303)
Beginning of period	131,792,044	142,173,347

End of period	$115,537,092	$131,792,044

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	19

Financial Highlights

(For a share outstanding throughout each period)

	iShares U.S. Fixed Income Balanced Risk Factor ETF
	Six Months Ended 04/30/21 (unaudited	)	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of period	$ 101.38		$ 101.55	$ 95.83	$ 100.57	$ 100.60	$ 98.33

Net investment income(a)	0.92		2.67	3.51	3.15	2.66	2.75
Net realized and unrealized gain (loss)(b)	(0.88)		0.11	5.73	(4.88)	0.09	2.40

Net increase (decrease) from investment operations	0.04		2.78	9.24	(1.73)	2.75	5.15

Distributions(c)
From net investment income	(0.95)		(2.87)	(3.52)	(3.01)	(2.70)	(2.79)
From net realized gain	—		—	—	—	(0.05)	—
Return of capital	—		(0.08)	—	—	(0.03)	(0.09)

Total distributions	(0.95)		(2.95)	(3.52)	(3.01)	(2.78)	(2.88)

Net asset value, end of period	$ 100.47		$ 101.38	$ 101.55	$ 95.83	$ 100.57	$100.60

Total Return
Based on net asset value	0.04	%(d)	2.79%	9.82%	(1.73)%	2.79%	5.32%

Ratios to Average Net Assets
Total expenses	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived	0.25	%(e)	0.24%	0.25%	0.24%	0.24%	0.25%

Net investment income	1.83	%(e)	2.65%	3.55%	3.22%	2.66%	2.78%

Supplemental Data
Net assets, end of period (000)	$115,537		$131,792	$142,173	$110,203	$130,741	$70,418

Portfolio turnover rate(f)(g)	277	%(d)	703%	504%	633%	683%	569%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Includes mortgage dollar roll transactions (“MDRs”)

See notes to financial statements.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
U.S. Fixed Income Balanced Risk Factor	Diversified	(a)

(a)	The Fund’s classification changed from non-diversified to diversified during the reporting period.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., dollar rolls, TBA sales commitments and futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements (unaudited) (continued)

securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statement of assets and liabilities.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

U.S. Fixed Income Balanced Risk Factor
Barclays Bank PLC	$1,043,898	$1,043,898		$—	$—
Barclays Capital Inc.	252,854	252,854		—	—
BNP Paribas Prime Brokerage International Ltd.	129,629	129,629		—	—
BofA Securities, Inc.	126,362	126,362		—	—
Citadel Clearing LLC	243,128	243,128		—	—
Citigroup Global Markets Inc.	25,346	25,346		—	—
Credit Suisse Securities (USA) LLC	577,320	577,320		—	—
Deutsche Bank Securities Inc.	38,472	38,472		—	—
JPMorgan Securities LLC	1,351,079	1,351,079		—	—
Scotia Capital (USA) Inc.	176,141	176,141		—	—
Wells Fargo Securities LLC	196,956	196,956		—	—

	$4,161,185	$4,161,185		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended April 30, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
U.S. Fixed Income Balanced Risk Factor	$1,559

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended April 30, 2021, the Fund paid BTC $1,669 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2021, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
U.S. Fixed Income Balanced Risk Factor	$—	$15,447	$1,245

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended April 30, 2021, purchases and sales of investments, including mortgage dollar rolls and excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
U.S. Fixed Income Balanced Risk Factor	$412,275,827	$424,760,054	$14,762,897	$17,168,480

For the six months ended April 30, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
U.S. Fixed Income Balanced Risk Factor	$1,622,209	$9,554,404

8.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of October 31, 2020, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $2,109,584.

As of April 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Fixed Income Balanced Risk Factor	$151,135,088	$6,596,827	$(703,075)	$5,893,752

9.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future,

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (unaudited) (continued)

could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

The Fund invests a significant portion of its assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 04/30/21		Year Ended 10/31/20
iShares ETF	Shares	Amount	Shares	Amount
U.S. Fixed Income Balanced Risk Factor
Shares sold	50,000	$5,002,895	300,000	$30,571,626
Shares redeemed	(200,000)	(20,188,663)	(400,000)	(40,191,862)

Net decrease	(150,000)	$(15,185,768)	(100,000)	$(9,620,236)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares U.S. Fixed Income Balanced Risk Factor ETF (the “Fund” or “ETF”), each a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Fund, as the program administrator for the Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Fund and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
U.S. Fixed Income Balanced Risk Factor(a)	$0.804387	$—	$0.149770	$0.954157	84%	—%	16%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	29

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	31

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1013-0421

(b) Not Applicable

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a)  (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: July 02, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: July 02, 2021

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: July 02, 2021